UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08894

JNL Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan			48951
(Address of principal executive offices)			(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2015 – June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

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Tape Here	VADV6413 06/15

SEMI-ANNUAL REPORT (UNAUDITED)

For the period ended June 30, 2015

• JNL® Series Trust

• JNL Variable Fund LLC

This report is for the general information of qualified and nonqualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisors IISM, PerspectiveSM L Series, Perspective Rewards®, Elite Access®, Elite Access Brokerage Edition®, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Perspective Investor VUL®, Ultimate Investor® VUL, Jackson AdvisorSM VUL, Defined Strategies®, Fifth Third Perspective, Retirement Latitudes®, Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Perspective Rewards (New York), Elite Access (New York), Elite Access Brokerage Edition (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus (New York), and Perspective Investor VUL (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

Issued by Jackson National Life Insurance Company 1 Corporate Way, Lansing, MI 48951

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JNL Series Trust and JNL Variable Fund LLC (Unaudited)

June 30, 2015

President’s Letter

Dear Investor,

Enclosed is the semi-annual report for the JNL Series Trust and JNL Variable Fund LLC for the six months ended June 30, 2015.

From an economic perspective, U.S. data showed some headwinds, despite longer-term trends remaining positive. According to the Bureau of Economic Analysis’ final estimate, first quarter 2015 gross domestic product (“GDP”) contracted at an annual rate of -0.2%, below consensus expectations.  By comparison, real GDP increased 2.2% in the fourth quarter of 2014.  First quarter U.S. GDP was affected by harsh winter weather, a strong domestic currency (which impacted exports and manufacturing), as well as a port dispute on the west coast, which disrupted supply chains across the U.S.  Meanwhile, the U.S. unemployment rate continued its downward trend, falling to 5.3% in June.  At the March 2015 meeting, the U.S. Federal Reserve (“Fed”) Chair Janet Yellen lowered estimates for GDP growth and the Fed funds rate over the near term, while paving the way for a rate hike in 2015.

Simultaneously, the European Central Bank (“ECB”) committed to asset purchases totaling 60 billion Euros per month, effective March 2015. This favorable monetary policy support buoyed European equities, as did a generally weakening Euro.  Towards the end of June, Europe came under pressure as the Greek debt situation worsened, nearly culminating in a Greek exit from the Eurozone and resulting in a global market sell-off.  Concerns have also appeared in China as signs of an economic slowdown persist. As the Chinese government aims to shift the investment-driven economy to consumption-driven growth, it has been implementing stimulus measures to accelerate growth and prevent a stock market crash. In Japan, equities have significantly outperformed other developed markets in 2015; investors continue to focus in on wage and consumption growth as challenges remain.

Against this economic backdrop, U.S. equities, as measured by the Russell 3000 Index, gained 1.94% for the year-to-date period ended June 30, 2015.  Within the U.S. equity market, there was significant dispersion of returns between various investment styles and sectors, ranging from utilities -10.67% to health care 9.56%.  The market’s advance was particularly led by growth equities, which returned 4.33% and outperformed value equities, which returned  —0.51%.  Developed international markets have continued their momentum amid ECB’s new stimulus program.  In U.S. Dollar terms, the Morgan Stanley Capital International (“MSCI”) EAFE Index returned 5.52% over the six month period ended June 30, 2015, while the MSCI Emerging Markets Index returned 2.95%.  Though the strong U.S. Dollar affected international equity returns, emerging market equities were spurred by increased demand for riskier assets, as well as ongoing Chinese stimulus measures.

Fixed income markets encountered significant volatility in the first half of the year, as Treasury yields collapsed to near-record lows in January before moving sharply higher to near-term highs.  Much of the increase in yields was attributed to sharply rising German Bund yields, which led to a sell-off in U.S. Treasuries.  As a result of rising interest rates, bond returns were slightly negative as the Barclays U.S. Aggregate Bond Index returned -0.10% during the six month period.  The main bright spot in the fixed income space was bank loans, as measured by the S&P/LSTA Leverage Loan Index, which returned 2.83% over the six month period.  High yield bonds, as measured by the Barclays U.S. High Yield Issuer Capped Bond Index, which returned 2.53%, also outperformed during the six month period after a sell-off in late 2014.  However, investment grade corporate bonds, as measured by the Barclays U.S. Credit Index, which returned -0.78%, significantly underperformed as they were negatively impacted by higher supply and longer duration.

Liquid alternative investments, as measured by the Credit Suisse Hedge Fund Index, were roughly flat, returning -0.02% during the six month period.  Among the best performing alternative strategies were event driven and multi-strategy.  Among the worst performing alternative strategies were hedged equity, commodities and global macro.

Looking ahead to the remainder of 2015, we expect to see continued divergent paths in economic growth, interest rates, and monetary policy across the globe as U.S. monetary policy continues to normalize.  We also expect dispersion in emerging markets due to differences in economic reforms and challenging conditions for countries more tied to commodity prices that remain under pressure.

These divergent trends in the macro environment could lead to elevated volatility during the remainder of 2015.  While that can cause gyrations in returns over the short term, it could also present opportunities for active managers to take advantage of valuation anomalies.

Thank you for choosing Jackson for your investment needs.

Mark D. Nerud
President and Chief Executive Officer
JNL Series Trust
JNL Variable Fund LLC

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2015

JNL/American Funds Blue Chip Income and Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	100.0%
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 99.8%
DOMESTIC EQUITY - 99.8%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	148,498	$1,961,656

Total Investment Companies (cost $1,738,994)		1,961,656

Total Investments - 99.8% (cost $1,738,994)		1,961,656
Other Assets and Liabilities - Net - 0.2%		4,505
Total Net Assets - 100.0%		$1,966,161

JNL/American Funds Global Bond Fund

Portfolio Composition:	Percentage of Total Investments
Global Fixed Income	100.0%
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 99.9%
GLOBAL FIXED INCOME - 99.9%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	41,931	$467,945

Total Investment Companies (cost $511,966)		467,945

Total Investments - 99.9% (cost $511,966)		467,945
Other Assets and Liabilities - Net - 0.1%		477
Total Net Assets - 100.0%		$468,422

JNL/American Funds Global Small Capitalization Fund

Portfolio Composition:	Percentage of Total Investments
Global Equity	100.0%
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 99.6%
GLOBAL EQUITY - 99.6%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	18,636	$523,107

Total Investment Companies (cost $439,258)		523,107

Total Investments - 99.6% (cost $439,258)		523,107
Other Assets and Liabilities - Net - 0.4%		2,107
Total Net Assets - 100.0%		$525,214

JNL/American Funds Growth-Income Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	100.0%
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 99.9%
DOMESTIC EQUITY - 99.9%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	60,295	$2,810,349

Total Investment Companies (cost $2,667,408)		2,810,349

Total Investments - 99.9% (cost $2,667,408)		2,810,349
Other Assets and Liabilities - Net - 0.1%		2,533
Total Net Assets - 100.0%		$2,812,882

JNL/American Funds International Fund

Portfolio Composition:	Percentage of Total Investments
International Equity	100.0%
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 99.9%
INTERNATIONAL EQUITY - 99.9%
American Funds Insurance Series - International Fund - Class 1 (a)	48,841	$988,540

Total Investment Companies (cost $948,768)		988,540

Total Investments - 99.9% (cost $948,768)		988,540
Other Assets and Liabilities - Net - 0.1%		629
Total Net Assets - 100.0%		$989,169

JNL/American Funds New World Fund

Portfolio Composition:	Percentage of Total Investments
Emerging Markets Equity	100.0%
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 99.9%
EMERGING MARKETS EQUITY - 99.9%
American Funds Insurance Series - New World Fund - Class 1 (a)	39,756	$809,031

Total Investment Companies (cost $894,574)		809,031

Total Investments - 99.9% (cost $894,574)		809,031
Other Assets and Liabilities - Net - 0.1%		756
Total Net Assets - 100.0%		$809,787

JNL Institutional Alt 20 Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	29.3%
Domestic Fixed Income	21.2
Alternative	19.8
International Equity	15.0
Global Fixed Income	8.7
Emerging Markets Equity	3.7
Global Equity	2.3
Total Investments	100.0%

See accompanying Notes to Financial Statements.

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 19.8%
JNL Multi-Manager Alternative Fund - Class A (1.7%) (b)	988	$9,695
JNL/AQR Managed Futures Strategy Fund - Class A (5.9%) (b)	3,558	36,580
JNL/AQR Risk Parity Fund (3.5%) (b)	527	5,550
JNL/BlackRock Global Long Short Credit Fund (7.5%) (b)	3,486	35,875
JNL/Boston Partners Global Long Short Equity Fund — Class A (7.7%) (b)	3,375	34,827
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (2.0%) (b)	1,567	22,656
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (8.7%) (b)	4,180	42,886
JNL/Invesco Global Real Estate Fund - Class A (1.1%) (b)	2,173	22,907
JNL/Neuberger Berman Currency Fund (10.5%) (b)	2,242	22,618
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (11.0%) (b)	2,318	17,432
JNL/Nicholas Convertible Arbitrage Fund (6.2%) (b)	2,995	31,093
JNL/PPM America Long Short Credit Fund (9.6%) (b)	3,349	32,919
JNL/Red Rocks Listed Private Equity Fund - Class A (2.4%) (b)	1,547	18,161
JNL/Westchester Capital Event Driven Fund - Class A (5.1%) (b)	673	6,615
		339,814
DOMESTIC EQUITY - 29.3%
JNL/DFA U.S. Micro Cap Fund (21.6%) (b)	1,367	19,056
JNL/Mellon Capital Nasdaq 25 Fund - Class A (5.4%) (b)	2,626	56,090
JNL/Mellon Capital S&P 24 Fund - Class A (0.6%) (b)	324	4,328
JNL/Mellon Capital Small Cap Index Fund - Class A (3.1%) (b)	3,297	60,204
JNL/S&P Competitive Advantage Fund - Class A (2.9%) (b)	5,099	89,081
JNL/S&P Dividend Income & Growth Fund - Class A (1.9%) (b)	5,651	83,741
JNL/S&P Mid 3 Fund - Class A (6.7%) (b)	3,106	36,097
JNL/T. Rowe Price Value Fund - Class A (2.7%) (b)	5,669	98,816
JNL/The London Company Focused U.S. Equity Fund (49.0%) (b)	4,778	55,804
		503,217
DOMESTIC FIXED INCOME - 21.2%
JNL/DoubleLine Total Return Fund (5.9%) (b)	7,901	84,469
JNL/PIMCO Total Return Bond Fund - Class A (1.2%) (b)	4,105	51,845
JNL/PPM America Floating Rate Income Fund - Class A (2.3%) (b)	3,407	37,137
JNL/PPM America High Yield Bond Fund - Class A (2.0%) (b)	8,354	57,142
JNL/PPM America Total Return Fund - Class A (7.2%) (b)	7,326	86,957
JNL/Scout Unconstrained Bond Fund — Class A (6.2%) (b)	4,756	46,085
		363,635
EMERGING MARKETS EQUITY - 3.7%
JNL/Lazard Emerging Markets Fund - Class A (5.2%) (b)	6,521	64,360

GLOBAL EQUITY - 2.3%
JNL/Franklin Templeton Global Growth Fund - Class A (3.4%) (b)	3,488	39,793

GLOBAL FIXED INCOME - 8.7%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (4.0%) (b)	7,340	84,184
JNL/Neuberger Berman Strategic Income Fund - Class A (7.9%) (b)	5,987	65,679
		149,863
INTERNATIONAL EQUITY - 15.0%
JNL/Mellon Capital International Index Fund - Class A (7.5%) (b)	12,609	176,656
JNL/WCM Focused International Equity Fund (28.3%) (b)	7,264	80,405
		257,061
Total Investment Companies (cost $1,645,616)		1,717,743

Total Investments - 100.0% (cost $1,645,616)		1,717,743
Other Assets and Liabilities - Net - (0.0%)		(269)
Total Net Assets - 100.0%		$1,717,474

JNL Institutional Alt 35 Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	34.8%
Domestic Equity	21.7
Domestic Fixed Income	18.1
International Equity	13.0
Global Fixed Income	7.1
Emerging Markets Equity	3.3
Global Equity	2.0
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 34.8%
JNL Multi-Manager Alternative Fund - Class A (2.5%) (b)	1,458	$14,301
JNL/AQR Managed Futures Strategy Fund - Class A (13.7%) (b)	8,296	85,283
JNL/AQR Risk Parity Fund (8.8%) (b)	1,312	13,831
JNL/BlackRock Global Long Short Credit Fund (15.3%) (b)	7,169	73,772
JNL/Boston Partners Global Long Short Equity Fund — Class A (17.8%) (b)	7,764	80,122
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (5.5%) (b)	4,422	63,940
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (17.8%) (b)	8,594	88,175
JNL/Invesco Global Real Estate Fund - Class A (2.7%) (b)	5,243	55,262
JNL/Neuberger Berman Currency Fund (24.0%) (b)	5,109	51,555
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (24.9%) (b)	5,222	39,271

See accompanying Notes to Financial Statements.

	Shares	Value
JNL/Nicholas Convertible Arbitrage Fund (15.0%) (b)	7,196	74,691
JNL/PPM America Long Short Credit Fund (21.7%) (b)	7,589	74,596
JNL/Red Rocks Listed Private Equity Fund - Class A (6.2%) (b)	3,955	46,435
JNL/Van Eck International Gold Fund (6.9%) (b)	665	2,738
JNL/Westchester Capital Event Driven Fund - Class A (10.0%) (b)	1,328	13,058
		777,030
DOMESTIC EQUITY - 21.7%
JNL/DFA U.S. Micro Cap Fund (16.3%) (b)	1,032	14,387
JNL/Mellon Capital Nasdaq 25 Fund - Class A (5.8%) (b)	2,812	60,058
JNL/Mellon Capital S&P 24 Fund - Class A (1.1%) (b)	632	8,435
JNL/Mellon Capital Small Cap Index Fund - Class A (3.6%) (b)	3,783	69,071
JNL/S&P Competitive Advantage Fund - Class A (3.0%) (b)	5,275	92,156
JNL/S&P Dividend Income & Growth Fund - Class A (1.8%) (b)	5,378	79,708
JNL/S&P Mid 3 Fund - Class A (3.5%) (b)	1,601	18,607
JNL/T. Rowe Price Value Fund - Class A (2.6%) (b)	5,598	97,567
JNL/The London Company Focused U.S. Equity Fund (38.2%) (b)	3,730	43,560
		483,549
DOMESTIC FIXED INCOME - 18.2%
JNL/DoubleLine Total Return Fund (6.8%) (b)	9,059	96,842
JNL/PIMCO Total Return Bond Fund - Class A (1.2%) (b)	4,353	54,981
JNL/PPM America Floating Rate Income Fund - Class A (2.2%) (b)	3,262	35,555
JNL/PPM America High Yield Bond Fund - Class A (2.3%) (b)	9,437	64,548
JNL/PPM America Total Return Fund - Class A (8.5%) (b)	8,685	103,093
JNL/Scout Unconstrained Bond Fund - Class A (6.8%) (b)	5,165	50,051
		405,070
EMERGING MARKETS EQUITY - 3.3%
JNL/Lazard Emerging Markets Fund - Class A (6.0%) (b)	7,477	73,794

GLOBAL EQUITY - 1.9%
JNL/Franklin Templeton Global Growth Fund - Class A (3.7%) (b)	3,804	43,405

GLOBAL FIXED INCOME - 7.1%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (4.5%) (b)	8,348	95,748
JNL/Neuberger Berman Strategic Income Fund - Class A (7.7%) (b)	5,767	63,264
		159,012
INTERNATIONAL EQUITY - 13.0%
JNL/Mellon Capital International Index Fund - Class A (8.8%) (b)	14,797	207,306
JNL/WCM Focused International Equity Fund (29.4%) (b)	7,535	83,410
		290,716
Total Investment Companies (cost $2,137,149)		2,232,576

Total Investments - 100.0% (cost $2,137,149)		2,232,576
Other Assets and Liabilities - Net - (0.0%)		(349)
Total Net Assets - 100.0%		$2,232,227

JNL Institutional Alt 50 Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	49.7%
Domestic Equity	16.5
Domestic Fixed Income	14.6
International Equity	9.8
Global Fixed Income	5.7
Emerging Markets Equity	2.5
Global Equity	1.2
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 49.7%
JNL Multi-Manager Alternative Fund - Class A (7.2%) (b)	4,146	$40,669
JNL/AQR Managed Futures Strategy Fund - Class A (25.6%) (b)	15,548	159,828
JNL/AQR Risk Parity Fund (14.3%) (b)	2,139	22,550
JNL/BlackRock Global Long Short Credit Fund (34.8%) (b)	16,255	167,267
JNL/Boston Partners Global Long Short Equity Fund - Class A (37.7%) (b)	16,464	169,907
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (10.6%) (b)	8,467	122,433
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (34.2%) (b)	16,456	168,843
JNL/Invesco Global Real Estate Fund - Class A (5.2%) (b)	9,993	105,329
JNL/Neuberger Berman Currency Fund (46.1%) (b)	9,832	99,200
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (37.6%) (b)	7,902	59,420
JNL/Nicholas Convertible Arbitrage Fund (28.8%) (b)	13,859	143,860
JNL/PPM America Long Short Credit Fund (43.6%) (b)	15,244	149,852
JNL/Red Rocks Listed Private Equity Fund - Class A (13.3%) (b)	8,501	99,805
JNL/Van Eck International Gold Fund (18.2%) (b)	1,758	7,243
JNL/Westchester Capital Event Driven Fund - Class A (26.6%) (b)	3,534	34,735
		1,550,941
DOMESTIC EQUITY - 16.5%
JNL/DFA U.S. Micro Cap Fund (16.3%) (b)	1,033	14,401
JNL/Mellon Capital Nasdaq 25 Fund - Class A (6.5%) (b)	3,190	68,132
JNL/Mellon Capital S&P 24 Fund - Class A (0.8%) (b)	450	6,003
JNL/Mellon Capital Small Cap Index Fund - Class A (3.9%) (b)	4,057	74,078
JNL/S&P Competitive Advantage Fund - Class A (3.6%) (b)	6,195	108,228

See accompanying Notes to Financial Statements.

	Shares	Value
JNL/S&P Dividend Income & Growth Fund - Class A (2.3%) (b)	6,697	99,250
JNL/S&P Mid 3 Fund - Class A (3.2%) (b)	1,471	17,087
JNL/T. Rowe Price Value Fund - Class A (3.5%) (b)	7,410	129,159
		516,338
DOMESTIC FIXED INCOME - 14.6%
JNL/DoubleLine Total Return Fund (7.9%) (b)	10,558	112,862
JNL/PIMCO Total Return Bond Fund - Class A (1.4%) (b)	4,869	61,494
JNL/PPM America Floating Rate Income Fund - Class A (2.6%) (b)	3,796	41,382
JNL/PPM America High Yield Bond Fund - Class A (2.6%) (b)	10,762	73,613
JNL/PPM America Total Return Fund - Class A (9.2%) (b)	9,402	111,597
JNL/Scout Unconstrained Bond Fund - Class A (7.4%) (b)	5,686	55,102
		456,050
EMERGING MARKETS EQUITY - 2.5%
JNL/Lazard Emerging Markets Fund - Class A (6.4%) (b)	7,933	78,298

GLOBAL EQUITY - 1.2%
JNL/Franklin Templeton Global Growth Fund - Class A (3.1%) (b)	3,239	36,958

GLOBAL FIXED INCOME - 5.7%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (5.0%) (b)	9,184	105,343
JNL/Neuberger Berman Strategic Income Fund - Class A (8.9%) (b)	6,667	73,134
		178,477
INTERNATIONAL EQUITY - 9.8%
JNL/Mellon Capital International Index Fund - Class A (9.1%) (b)	15,225	213,306
JNL/WCM Focused International Equity Fund (33.0%) (b)	8,473	93,790
		307,096
Total Investment Companies (cost $3,009,895)		3,124,158

Total Investments - 100.0% (cost $3,009,895)		3,124,158
Other Assets and Liabilities - Net - (0.0%)		(478)
Total Net Assets - 100.0%		$3,123,680

JNL Alt 65 Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	65.1%
Domestic Equity	13.6
International Equity	8.4
Domestic Fixed Income	7.3
Global Fixed Income	2.5
Emerging Markets Equity	2.1
Global Equity	1.0
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 65.1%
JNL Multi-Manager Alternative Fund - Class A (3.9%) (b)	2,219	$21,768
JNL/AQR Managed Futures Strategy Fund - Class A (7.3%) (b)	4,431	45,554
JNL/AQR Risk Parity Fund (1.9%) (b)	278	2,932
JNL/BlackRock Global Long Short Credit Fund (9.8%) (b)	4,554	46,864
JNL/Boston Partners Global Long Short Equity Fund - Class A (11.9%) (b)	5,189	53,551
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (2.1%) (b)	1,702	24,612
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (10.6%) (b)	5,106	52,391
JNL/FAMCO Flex Core Covered Call Fund (2.5%) (b)	428	5,271
JNL/Invesco Global Real Estate Fund - Class A (1.5%) (b)	2,836	29,894
JNL/Neuberger Berman Currency Fund (13.2%) (b)	2,820	28,448
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (11.0%) (b)	2,315	17,407
JNL/Nicholas Convertible Arbitrage Fund (8.8%) (b)	4,242	44,036
JNL/PPM America Long Short Credit Fund (13.5%) (b)	4,712	46,317
JNL/Red Rocks Listed Private Equity Fund - Class A (3.2%) (b)	2,041	23,959
JNL/Westchester Capital Event Driven Fund - Class A (13.5%) (b)	1,793	17,625
		460,629
DOMESTIC EQUITY - 13.6%
JNL/DFA U.S. Micro Cap Fund (0.6%) (b)	37	522
JNL/Mellon Capital Nasdaq 25 Fund - Class A (1.2%) (b)	582	12,423
JNL/Mellon Capital Small Cap Index Fund - Class A (0.6%) (b)	595	10,865
JNL/S&P Competitive Advantage Fund - Class A (0.8%) (b)	1,314	22,953
JNL/S&P Dividend Income & Growth Fund - Class A (0.5%) (b)	1,436	21,286
JNL/S&P Mid 3 Fund - Class A (1.3%) (b)	609	7,081
JNL/T. Rowe Price Value Fund - Class A (0.6%) (b)	1,224	21,326
		96,456
DOMESTIC FIXED INCOME - 7.3%
JNL/DoubleLine Total Return Fund (0.9%) (b)	1,160	12,400
JNL/PIMCO Total Return Bond Fund - Class A (0.1%) (b)	433	5,476
JNL/PPM America Floating Rate Income Fund - Class A (0.4%) (b)	632	6,887
JNL/PPM America High Yield Bond Fund - Class A (0.3%) (b)	1,319	9,020
JNL/PPM America Total Return Fund - Class A (0.9%) (b)	959	11,379
JNL/Scout Unconstrained Bond Fund - Class A (0.9%) (b)	691	6,694
		51,856
EMERGING MARKETS EQUITY - 2.1%
JNL/Lazard Emerging Markets Fund - Class A (1.2%) (b)	1,474	14,551

GLOBAL EQUITY - 1.0%
JNL/Franklin Templeton Global Growth Fund - Class A (0.6%) (b)	594	6,775

GLOBAL FIXED INCOME - 2.5%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.5%) (b)	964	11,050

See accompanying Notes to Financial Statements.

	Shares	Value
JNL/Neuberger Berman Strategic Income Fund - Class A (0.8%) (b)	604	6,629
		17,679
INTERNATIONAL EQUITY - 8.4%
JNL/Invesco International Growth Fund - Class A (0.2%) (b)	209	2,756
JNL/Mellon Capital International Index Fund - Class A (1.8%) (b)	2,948	41,303
JNL/WCM Focused International Equity Fund (5.4%) (b)	1,392	15,406
		59,465
Total Investment Companies (cost $690,238)		707,411

Total Investments - 100.0% (cost $690,238)		707,411
Other Assets and Liabilities - Net - (0.0%)		(136)
Total Net Assets - 100.0%		$707,275

JNL/American Funds Balanced Allocation Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	32.2%
Domestic Equity	32.1
Global Equity	17.6
Global Fixed Income	8.0
Emerging Markets Equity	7.4
International Equity	2.7
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 32.1%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	5,514	$72,842
American Funds Insurance Series - Growth Fund - Class 1	2,154	146,022
American Funds Insurance Series - Growth-Income Fund - Class 1	2,150	100,215
		319,079
DOMESTIC FIXED INCOME - 32.2%
American Funds Insurance Series — Bond Fund - Class 1	14,821	160,220
American Funds Insurance Series - High-Income Bond Fund - Class 1	9,595	102,094
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund - Class 1	4,634	57,320
		319,634
EMERGING MARKETS EQUITY - 7.4%
American Funds Insurance Series - New World Fund - Class 1	3,594	73,143

GLOBAL EQUITY - 17.6%
American Funds Insurance Series - Global Growth and Income Fund - Class 1	2,761	36,363
American Funds Insurance Series - Global Growth Fund - Class 1	2,705	72,793
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	2,328	65,351
		174,507
GLOBAL FIXED INCOME - 8.0%
American Funds Insurance Series - Global Bond Fund - Class 1	7,161	79,918

INTERNATIONAL EQUITY - 2.7%
American Funds Insurance Series - International Fund - Class 1	1,345	27,231

Total Investment Companies (cost $1,007,342)		993,512

Total Investments - 100.0% (cost $1,007,342)		993,512
Other Assets and Liabilities - Net - (0.0%)		(425)
Total Net Assets - 100.0%		$993,087

JNL/American Funds Growth Allocation Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	39.4%
Global Equity	25.4
Domestic Fixed Income	13.4
Emerging Markets Equity	10.4
Global Fixed Income	6.7
International Equity	4.7
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 39.4%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	5,994	$79,182
American Funds Insurance Series - Growth Fund - Class 1	2,338	158,496
American Funds Insurance Series - Growth-Income Fund - Class 1	2,039	95,028
		332,706
DOMESTIC FIXED INCOME - 13.5%
American Funds Insurance Series - Bond Fund - Class 1	3,161	34,170
American Funds Insurance Series - High-Income Bond Fund - Class 1	5,303	56,420
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund - Class 1	1,845	22,825
		113,415
EMERGING MARKETS EQUITY - 10.3%
American Funds Insurance Series - New World Fund - Class 1	4,288	87,261

GLOBAL EQUITY - 25.4%
American Funds Insurance Series - Global Growth and Income Fund - Class 1	3,002	39,532
American Funds Insurance Series - Global Growth Fund - Class 1	3,527	94,914
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	2,845	79,845
		214,291
GLOBAL FIXED INCOME - 6.7%
American Funds Insurance Series - Global Bond Fund - Class 1	5,093	56,838

See accompanying Notes to Financial Statements.

	Shares	Value
INTERNATIONAL EQUITY - 4.7%
American Funds Insurance Series - International Fund - Class 1	1,951	39,488

Total Investment Companies (cost $862,220)		843,999

Total Investments - 100.0% (cost $862,220)		843,999
Other Assets and Liabilities - Net - (0.0%)		(360)
Total Net Assets - 100.0%		$843,639

JNL Disciplined Moderate Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	39.8%
Domestic Fixed Income	33.2
Global Fixed Income	10.1
International Equity	9.9
Emerging Markets Equity	7.0
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 39.8%
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.9%) (b)	976	$27,218
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (4.2%) (b)	4,397	86,838
JNL/Mellon Capital S&P 500 Index Fund - Class A (2.2%) (b)	5,405	93,403
JNL/Mellon Capital Small Cap Index Fund - Class A (0.7%) (b)	740	13,511
JNL/S&P Competitive Advantage Fund - Class A (2.7%) (b)	4,596	80,296
JNL/S&P Dividend Income & Growth Fund - Class A (2.2%) (b)	6,689	99,122
JNL/S&P Intrinsic Value Fund - Class A (0.9%) (b)	1,621	26,491
JNL/S&P Mid 3 Fund - Class A (9.9%) (b)	4,564	53,035
JNL/T. Rowe Price Established Growth Fund - Class A (1.0%) (b)	1,509	53,603
		533,517
DOMESTIC FIXED INCOME - 33.2%
JNL/DoubleLine Total Return Fund (7.6%) (b)	10,132	108,307
JNL/PIMCO Total Return Bond Fund - Class A (1.8%) (b)	6,428	81,185
JNL/PPM America Floating Rate Income Fund - Class A (2.6%) (b)	3,724	40,596
JNL/PPM America High Yield Bond Fund - Class A (2.4%) (b)	9,833	67,259
JNL/PPM America Total Return Fund - Class A (8.9%) (b)	9,096	107,972
JNL/Scout Unconstrained Bond Fund - Class A (5.5%) (b)	4,206	40,754
		446,073
EMERGING MARKETS EQUITY - 7.0%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (9.3%) (b)	9,442	94,136

GLOBAL FIXED INCOME - 10.1%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (3.2%) (b)	5,889	67,548
JNL/Neuberger Berman Strategic Income Fund - Class A (8.2%) (b)	6,161	67,589
		135,137
INTERNATIONAL EQUITY - 9.9%
JNL/Mellon Capital International Index Fund - Class A (4.2%) (b)	7,092	99,351
JNL/S&P International 5 Fund — Class A (20.1%) (b)	3,336	33,127
		132,478
Total Investment Companies (cost $1,274,293)		1,341,341

Total Investments - 100.0% (cost $1,274,293)		1,341,341
Other Assets and Liabilities - Net - (0.0%)		(187)
Total Net Assets - 100.0%		$1,341,154

JNL Disciplined Moderate Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	45.8%
Domestic Fixed Income	20.2
International Equity	14.8
Emerging Markets Equity	11.1
Global Fixed Income	8.1
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 45.8%
JNL/Mellon Capital Healthcare Sector Fund - Class A (1.7%) (b)	1,824	$50,894
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (5.2%) (b)	5,453	107,693
JNL/Mellon Capital S&P 500 Index Fund - Class A (3.9%) (b)	9,596	165,818
JNL/Mellon Capital Small Cap Index Fund - Class A (1.8%) (b)	1,845	33,681
JNL/S&P Competitive Advantage Fund - Class A (3.6%) (b)	6,176	107,900
JNL/S&P Dividend Income & Growth Fund - Class A (2.4%) (b)	7,251	107,459
JNL/S&P Intrinsic Value Fund - Class A (1.8%) (b)	3,029	49,497
JNL/S&P Mid 3 Fund - Class A (13.8%) (b)	6,406	74,439
JNL/T. Rowe Price Established Growth Fund - Class A (1.2%) (b)	1,871	66,466
		763,847
DOMESTIC FIXED INCOME - 20.2%
JNL/DoubleLine Total Return Fund (6.5%) (b)	8,691	92,905
JNL/PIMCO Total Return Bond Fund - Class A (1.1%) (b)	4,011	50,661
JNL/PPM America Floating Rate Income Fund - Class A (1.5%) (b)	2,164	23,590
JNL/PPM America High Yield Bond Fund - Class A (1.5%) (b)	6,369	43,564
JNL/PPM America Total Return Fund - Class A (7.7%) (b)	7,808	92,678
JNL/Scout Unconstrained Bond Fund - Class A (4.6%) (b)	3,489	33,807
		337,205
EMERGING MARKETS EQUITY - 11.1%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (18.2%) (b)	18,583	185,270

GLOBAL FIXED INCOME - 8.1%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (4.0%) (b)	7,317	83,932

See accompanying Notes to Financial Statements.

	Shares	Value
JNL/Neuberger Berman Strategic Income Fund - Class A (6.1%) (b)	4,607	50,535
		134,467
INTERNATIONAL EQUITY - 14.8%
JNL/Mellon Capital International Index Fund - Class A (7.4%) (b)	12,377	173,401
JNL/S&P International 5 Fund - Class A (45.0%) (b)	7,472	74,198
		247,599
Total Investment Companies (cost $1,595,008)		1,668,388

Total Investments - 100.0% (cost $1,595,008)		1,668,388
Other Assets and Liabilities - Net - (0.0%)		(225)
Total Net Assets - 100.0%		$1,668,163

JNL Disciplined Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	52.9%
International Equity	17.3
Emerging Markets Equity	14.7
Domestic Fixed Income	9.1
Global Fixed Income	6.0
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 52.9%
JNL/Mellon Capital Healthcare Sector Fund - Class A (1.0%) (b)	1,147	$32,013
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (3.0%) (b)	3,105	61,325
JNL/Mellon Capital S&P 500 Index Fund - Class A (1.7%) (b)	4,306	74,402
JNL/Mellon Capital Small Cap Index Fund - Class A (1.2%) (b)	1,229	22,443
JNL/S&P Competitive Advantage Fund - Class A (1.6%) (b)	2,766	48,319
JNL/S&P Dividend Income & Growth Fund - Class A (1.2%) (b)	3,499	51,849
JNL/S&P Intrinsic Value Fund - Class A (1.3%) (b)	2,270	37,099
JNL/S&P Mid 3 Fund - Class A (6.9%) (b)	3,196	37,137
JNL/T. Rowe Price Established Growth Fund - Class A (0.5%) (b)	840	29,848
		394,435
DOMESTIC FIXED INCOME - 9.1%
JNL/DoubleLine Total Return Fund (1.3%) (b)	1,768	18,903
JNL/PPM America Floating Rate Income Fund - Class A (0.5%) (b)	692	7,538
JNL/PPM America High Yield Bond Fund - Class A (0.5%) (b)	2,195	15,012
JNL/PPM America Total Return Fund - Class A (1.6%) (b)	1,589	18,864
JNL/Scout Unconstrained Bond Fund - Class A (1.0%) (b)	780	7,561
		67,878
EMERGING MARKETS EQUITY - 14.7%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (10.8%) (b)	10,975	109,417

GLOBAL FIXED INCOME - 6.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (1.8%) (b)	3,275	37,568
JNL/Neuberger Berman Strategic Income Fund - Class A (0.9%) (b)	688	7,540
		45,108
INTERNATIONAL EQUITY - 17.3%
JNL/Mellon Capital International Index Fund - Class A (3.8%) (b)	6,339	88,813
JNL/S&P International 5 Fund - Class A (24.7%) (b)	4,096	40,673
		129,486
Total Investment Companies (cost $715,381)		746,324

Total Investments - 100.0% (cost $715,381)		746,324
Other Assets and Liabilities - Net - (0.0%)		(111)
Total Net Assets - 100.0%		$746,213

JNL/Franklin Templeton Founding Strategy Fund

Portfolio Composition:	Percentage of Total Investments
Global Equity	66.6%
Domestic Balanced	33.4
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC BALANCED - 33.4%
JNL/Franklin Templeton Income Fund - Class A (20.7%) (b)	46,415	$539,349

GLOBAL EQUITY - 66.6%
JNL/Franklin Templeton Global Growth Fund - Class A (45.2%) (b)	46,888	534,993
JNL/Franklin Templeton Mutual Shares Fund - Class A (43.2%) (b)	43,073	538,409
		1,073,402
Total Investment Companies (cost $1,276,197)		1,612,751

Total Investments - 100.0% (cost $1,276,197)		1,612,751
Other Assets and Liabilities - Net - (0.0%)		(120)
Total Net Assets - 100.0%		$1,612,631

JNL/Mellon Capital 10 x 10 Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	80.0%
Domestic Fixed Income	10.1
International Equity	9.9
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 80.0%
JNL/Mellon Capital JNL 5 Fund - Class A (6.0%) (b)	16,506	$216,885
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (2.1%) (b)	2,195	43,346

See accompanying Notes to Financial Statements.

	Shares	Value
JNL/Mellon Capital S&P 500 Index Fund - Class A (1.0%) (b)	2,514	43,433
JNL/Mellon Capital Small Cap Index Fund - Class A (2.3%) (b)	2,378	43,428
		347,092
DOMESTIC FIXED INCOME - 10.1%
JNL/Mellon Capital Bond Index Fund - Class A (4.3%) (b)	3,752	43,975

INTERNATIONAL EQUITY - 9.9%
JNL/Mellon Capital International Index Fund - Class A (1.8%) (b)	3,065	42,944

Total Investment Companies (cost $303,145)		434,011

Total Investments - 100.0% (cost $303,145)		434,011
Other Assets and Liabilities - Net - (0.0%)		(30)
Total Net Assets - 100.0%		$433,981

JNL/Mellon Capital Index 5 Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	59.9%
Domestic Fixed Income	20.3
International Equity	19.8
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 59.9%
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (7.6%) (b)	7,979	$157,573
JNL/Mellon Capital S&P 500 Index Fund - Class A (3.7%) (b)	9,127	157,721
JNL/Mellon Capital Small Cap Index Fund - Class A (8.3%) (b)	8,691	158,700
		473,994
DOMESTIC FIXED INCOME - 20.3%
JNL/Mellon Capital Bond Index Fund - Class A (15.7%) (b)	13,705	160,625

INTERNATIONAL EQUITY - 19.8%
JNL/Mellon Capital International Index Fund - Class A (6.7%) (b)	11,166	156,436

Total Investment Companies (cost $625,845)		791,055

Total Investments - 100.0% (cost $625,845)		791,055
Other Assets and Liabilities - Net - (0.0%)		(50)
Total Net Assets - 100.0%		$791,005

JNL/MMRS Conservative Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	45.9%
Domestic Equity	33.5
Emerging Markets Equity	6.3
International Equity	6.1
Global Fixed Income	4.5
Global Equity	3.7
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 33.5%
JNL/Eagle SmallCap Equity Fund - Class A (0.9%) (b)	427	$12,520
JNL/Invesco Small Cap Growth Fund - Class A (1.5%) (b)	844	18,710
JNL/Mellon Capital 25 Fund - Class A (2.3%) (b)	1,061	18,509
JNL/Mellon Capital Consumer Brands Sector Fund - Class A (1.8%) (b)	646	12,443
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.6%) (b)	671	18,726
JNL/Mellon Capital S&P 24 Fund - Class A (2.5%) (b)	1,387	18,496
JNL/S&P Competitive Advantage Fund - Class A (0.6%) (b)	1,057	18,463
JNL/S&P Dividend Income & Growth Fund - Class A (0.4%) (b)	1,241	18,398
JNL/S&P Intrinsic Value Fund - Class A (0.7%) (b)	1,122	18,333
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (0.4%) (b)	295	12,372
		166,970
DOMESTIC FIXED INCOME - 45.9%
JNL/Goldman Sachs Core Plus Bond Fund - Class A (4.8%) (b)	4,562	53,688
JNL/JPMorgan U.S. Government & Quality Bond Fund — Class A (4.1%) (b)	4,005	53,744
JNL/Mellon Capital Bond Index Fund - Class A (5.2%) (b)	4,582	53,702
JNL/PIMCO Real Return Fund - Class A (1.3%) (b)	2,143	22,331
JNL/PIMCO Total Return Bond Fund - Class A (1.0%) (b)	3,552	44,864
		228,329
EMERGING MARKETS EQUITY - 6.3%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (3.1%) (b)	3,128	31,191

GLOBAL EQUITY - 3.7%
JNL/Franklin Templeton Mutual Shares Fund - Class A (1.5%) (b)	1,475	18,443

GLOBAL FIXED INCOME - 4.5%
JNL/Neuberger Berman Strategic Income Fund - Class A (2.7%) (b)	2,034	22,309

INTERNATIONAL EQUITY - 6.1%
JNL/Invesco International Growth Fund - Class A (1.8%) (b)	2,322	30,588

Total Investment Companies (cost $509,673)		497,830

Total Investments - 100.0% (cost $509,673)		497,830
Other Assets and Liabilities - Net - (0.0%)		(156)
Total Net Assets - 100.0%		$497,674

JNL/MMRS Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	58.8%
Domestic Fixed Income	14.2
Emerging Markets Equity	10.5
International Equity	10.5
Global Equity	4.2
Global Fixed Income	1.8
Total Investments	100.0%

See accompanying Notes to Financial Statements.

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 58.8%
JNL/Eagle SmallCap Equity Fund - Class A (0.2%) (b)	88	$2,587
JNL/Invesco Small Cap Growth Fund - Class A (0.2%) (b)	117	2,587
JNL/Mellon Capital 25 Fund - Class A (0.4%) (b)	178	3,104
JNL/Mellon Capital Consumer Brands Sector Fund - Class A (0.3%) (b)	107	2,070
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.1%) (b)	111	3,104
JNL/Mellon Capital S&P 24 Fund - Class A (0.3%) (b)	155	2,070
JNL/S&P Competitive Advantage Fund - Class A (0.1%) (b)	207	3,621
JNL/S&P Dividend Income & Growth Fund - Class A (0.1%) (b)	281	4,158
JNL/S&P Intrinsic Value Fund - Class A (0.1%) (b)	222	3,621
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (0.1%) (b)	49	2,069
		28,991
DOMESTIC FIXED INCOME - 14.2%
JNL/Goldman Sachs Core Plus Bond Fund - Class A (0.1%) (b)	111	1,310
JNL/JPMorgan U.S. Government & Quality Bond Fund — Class A (0.1%) (b)	130	1,744
JNL/Mellon Capital Bond Index Fund - Class A (0.2%) (b)	149	1,744
JNL/PIMCO Real Return Fund - Class A (0.1%) (b)	84	872
JNL/PIMCO Total Return Bond Fund - Class A (0.0%) (b)	104	1,311
		6,981
EMERGING MARKETS EQUITY - 10.5%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (0.5%) (b)	521	5,191

GLOBAL EQUITY - 4.2%
JNL/Franklin Templeton Mutual Shares Fund - Class A (0.2%) (b)	166	2,069

GLOBAL FIXED INCOME - 1.8%
JNL/Neuberger Berman Strategic Income Fund - Class A (0.1%) (b)	79	871

INTERNATIONAL EQUITY - 10.5%
JNL/Invesco International Growth Fund - Class A (0.3%) (b)	393	5,178

Total Investment Companies (cost $49,415)		49,281

Total Investments - 100.0% (cost $49,415)		49,281
Other Assets and Liabilities - Net - (0.0%)		(13)
Total Net Assets - 100.0%		$49,268

JNL/MMRS Moderate Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	51.8%
Domestic Fixed Income	23.2
International Equity	12.3
Emerging Markets Equity	6.2
Global Equity	3.7
Global Fixed Income	2.8
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 51.8%
JNL/Eagle SmallCap Equity Fund - Class A (0.6%) (b)	284	$8,319
JNL/Invesco Small Cap Growth Fund - Class A (0.7%) (b)	374	8,292
JNL/Mellon Capital 25 Fund - Class A (1.3%) (b)	593	10,348
JNL/Mellon Capital Consumer Brands Sector Fund - Class A (0.9%) (b)	323	6,224
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.3%) (b)	297	8,293
JNL/Mellon Capital S&P 24 Fund - Class A (0.8%) (b)	467	6,228
JNL/S&P Competitive Advantage Fund - Class A (0.3%) (b)	593	10,357
JNL/S&P Dividend Income & Growth Fund - Class A (0.3%) (b)	836	12,388
JNL/S&P Intrinsic Value Fund - Class A (0.4%) (b)	634	10,358
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (0.2%) (b)	148	6,224
		87,031
DOMESTIC FIXED INCOME - 23.2%
JNL/Goldman Sachs Core Plus Bond Fund - Class A (0.7%) (b)	702	8,260
JNL/JPMorgan U.S. Government & Quality Bond Fund — Class A (0.7%) (b)	704	9,452
JNL/Mellon Capital Bond Index Fund - Class A (0.9%) (b)	806	9,451
JNL/PIMCO Real Return Fund - Class A (0.3%) (b)	453	4,718
JNL/PIMCO Total Return Bond Fund - Class A (0.2%) (b)	559	7,064
		38,945
EMERGING MARKETS EQUITY - 6.2%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (1.0%) (b)	1,050	10,466

GLOBAL EQUITY - 3.7%
JNL/Franklin Templeton Mutual Shares Fund - Class A (0.5%) (b)	497	6,214

GLOBAL FIXED INCOME - 2.8%
JNL/Neuberger Berman Strategic Income Fund - Class A (0.6%) (b)	429	4,705

INTERNATIONAL EQUITY - 12.3%
JNL/Invesco International Growth Fund - Class A (1.2%) (b)	1,571	20,688

Total Investment Companies (cost $170,289)		168,049

Total Investments - 100.0% (cost $170,289)		168,049
Other Assets and Liabilities - Net - (0.0%)		(49)
Total Net Assets - 100.0%		$168,000

See accompanying Notes to Financial Statements.

JNL/S&P 4 Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	100.0%
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 100.0%
JNL/S&P Competitive Advantage Fund - Class A (47.6%) (b)	82,571	$1,442,514
JNL/S&P Dividend Income & Growth Fund - Class A (32.6%) (b)	97,112	1,439,205
JNL/S&P Intrinsic Value Fund - Class A (51.3%) (b)	88,252	1,442,044
JNL/S&P Total Yield Fund - Class A (71.1%) (b)	97,104	1,439,073

Total Investment Companies (cost $5,091,380)		5,762,836

Total Investments - 100.0% (cost $5,091,380)		5,762,836
Other Assets and Liabilities - Net - (0.0%)		(304)
Total Net Assets - 100.0%		$5,762,532

JNL/S&P Managed Conservative Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	67.3%
Domestic Equity	14.7
Global Fixed Income	8.1
Alternative	4.0
International Fixed Income	2.9
International Equity	2.0
Emerging Markets Equity	1.0
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 4.0%
JNL Multi-Manager Alternative Fund - Class A (8.7%) (b)	4,960	$48,654
JNL/Invesco Global Real Estate Fund - Class A (0.8%) (b)	1,498	15,795
		64,449
DOMESTIC EQUITY - 14.7%
JNL/DFA U.S. Core Equity Fund - Class A (4.3%) (b)	2,814	32,612
JNL/Eagle SmallCap Equity Fund - Class A (1.2%) (b)	571	16,757
JNL/Franklin Templeton Small Cap Value Fund - Class A (1.4%) (b)	1,068	16,399
JNL/Goldman Sachs Mid Cap Value Fund - Class A (1.2%) (b)	1,279	14,884
JNL/Invesco Mid Cap Value Fund - Class A (2.5%) (b)	883	15,131
JNL/JPMorgan MidCap Growth Fund - Class A (1.7%) (b)	774	27,288
JNL/T. Rowe Price Established Growth Fund - Class A (0.9%) (b)	1,367	48,547
JNL/T. Rowe Price Value Fund - Class A (1.3%) (b)	2,864	49,928
JNL/WMC Value Fund - Class A (0.9%) (b)	663	16,226
		237,772
DOMESTIC FIXED INCOME - 67.4%
JNL/DoubleLine Total Return Fund (8.9%) (b)	11,825	126,410
JNL/Goldman Sachs Core Plus Bond Fund - Class A (4.4%) (b)	4,169	49,070
JNL/JPMorgan U.S. Government & Quality Bond Fund — Class A (11.2%) (b)	11,027	147,984
JNL/PIMCO Real Return Fund - Class A (3.8%) (b)	6,256	65,194
JNL/PIMCO Total Return Bond Fund - Class A (2.2%) (b)	7,846	99,096
JNL/PPM America Floating Rate Income Fund - Class A (2.1%) (b)	3,049	33,235
JNL/PPM America High Yield Bond Fund - Class A (3.5%) (b)	14,309	97,873
JNL/PPM America Low Duration Bond Fund - Class A (15.8%) (b)	10,862	109,268
JNL/PPM America Total Return Fund - Class A (9.4%) (b)	9,598	113,931
JNL/Scout Unconstrained Bond Fund - Class A (11.1%) (b)	8,489	82,256
JNL/T. Rowe Price Short-Term Bond Fund - Class A (9.3%) (b)	16,531	164,150
		1,088,467
EMERGING MARKETS EQUITY - 1.0%
JNL/Lazard Emerging Markets Fund - Class A (1.3%) (b)	1,606	15,851

GLOBAL FIXED INCOME - 8.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (6.2%) (b)	11,358	130,273

INTERNATIONAL EQUITY - 2.0%
JNL/Invesco International Growth Fund - Class A (1.0%) (b)	1,222	16,105
JNL/JPMorgan International Value Fund - Class A (2.2%) (b)	2,054	16,040
		32,145
INTERNATIONAL FIXED INCOME - 2.9%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (8.7%) (b)	4,664	47,010

Total Investment Companies (cost $1,611,859)		1,615,967

Total Investments - 100.0% (cost $1,611,859)		1,615,967
Other Assets and Liabilities - Net - (0.0%)		(244)
Total Net Assets - 100.0%		$1,615,723

JNL/S&P Managed Moderate Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	48.5%
Domestic Equity	33.1
Global Fixed Income	7.4
Alternative	3.2
International Equity	2.7
International Fixed Income	2.0
Emerging Markets Equity	2.0
Global Equity	1.1
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 3.2%
JNL Multi-Manager Alternative Fund - Class A (13.1%) (b)	7,485	$73,430

See accompanying Notes to Financial Statements.

	Shares	Value
JNL/Invesco Global Real Estate Fund - Class A (1.8%) (b)	3,505	36,939
		110,369
DOMESTIC EQUITY - 33.1%
JNL/BlackRock Large Cap Select Growth Fund - Class A (2.4%) (b)	1,110	33,067
JNL/DFA U.S. Core Equity Fund - Class A (7.6%) (b)	4,913	56,946
JNL/Eagle SmallCap Equity Fund - Class A (2.6%) (b)	1,281	37,564
JNL/Franklin Templeton Small Cap Value Fund - Class A (6.2%) (b)	4,627	71,024
JNL/Goldman Sachs Mid Cap Value Fund - Class A (4.5%) (b)	4,886	56,872
JNL/Invesco Mid Cap Value Fund - Class A (4.0%) (b)	1,427	24,458
JNL/Invesco Small Cap Growth Fund - Class A (2.9%) (b)	1,640	36,363
JNL/JPMorgan MidCap Growth Fund - Class A (5.5%) (b)	2,563	90,378
JNL/T. Rowe Price Established Growth Fund - Class A (6.2%) (b)	9,591	340,661
JNL/T. Rowe Price Value Fund - Class A (7.5%) (b)	15,971	278,378
JNL/WMC Value Fund - Class A (6.1%) (b)	4,429	108,430
		1,134,141
DOMESTIC FIXED INCOME - 48.5%
JNL/DoubleLine Total Return Fund (16.4%) (b)	21,840	233,466
JNL/JPMorgan U.S. Government & Quality Bond Fund — Class A (13.2%) (b)	13,023	174,766
JNL/PIMCO Real Return Fund - Class A (7.8%) (b)	12,821	133,596
JNL/PIMCO Total Return Bond Fund - Class A (4.0%) (b)	14,024	177,131
JNL/PPM America Floating Rate Income Fund - Class A (2.6%) (b)	3,836	41,809
JNL/PPM America High Yield Bond Fund - Class A (6.2%) (b)	25,757	176,176
JNL/PPM America Low Duration Bond Fund - Class A (24.3%) (b)	16,669	167,692
JNL/PPM America Total Return Fund - Class A (14.3%) (b)	14,601	173,316
JNL/Scout Unconstrained Bond Fund - Class A (18.1%) (b)	13,820	133,917
JNL/T. Rowe Price Short-Term Bond Fund - Class A (14.1%) (b)	24,863	246,888
		1,658,757
EMERGING MARKETS EQUITY - 2.0%
JNL/Lazard Emerging Markets Fund - Class A (5.5%) (b)	6,816	67,278

GLOBAL EQUITY - 1.1%
JNL/Oppenheimer Global Growth Fund - Class A (2.5%) (b)	2,437	38,157

GLOBAL FIXED INCOME - 7.4%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (12.0%) (b)	22,161	254,191

INTERNATIONAL EQUITY - 2.7%
JNL/Invesco International Growth Fund - Class A (3.7%) (b)	4,710	62,023
JNL/JPMorgan International Value Fund - Class A (4.0%) (b)	3,661	28,595
		90,618
INTERNATIONAL FIXED INCOME - 2.0%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (12.9%) (b)	6,919	69,743

Total Investment Companies (cost $3,219,350)		3,423,254

Total Investments - 100.0% (cost $3,219,350)		3,423,254
Other Assets and Liabilities - Net - (0.0%)		(480)
Total Net Assets - 100.0%		$3,422,774

JNL/S&P Managed Moderate Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	47.1%
Domestic Fixed Income	31.1
Global Fixed Income	5.4
International Equity	5.3
Alternative	3.9
Emerging Markets Equity	3.0
Global Equity	2.3
International Fixed Income	1.9
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 3.9%
JNL Multi-Manager Alternative Fund - Class A (20.9%) (b)	11,976	$117,482
JNL/Invesco Global Real Estate Fund - Class A (6.5%) (b)	12,375	130,436
		247,918
DOMESTIC EQUITY - 47.1%
JNL/BlackRock Large Cap Select Growth Fund - Class A (8.8%) (b)	4,086	121,773
JNL/Eagle SmallCap Equity Fund - Class A (4.5%) (b)	2,234	65,503
JNL/Franklin Templeton Small Cap Value Fund - Class A (14.9%) (b)	11,191	171,786
JNL/Goldman Sachs Mid Cap Value Fund - Class A (12.0%) (b)	13,099	152,472
JNL/Invesco Large Cap Growth Fund - Class A (17.4%) (b)	12,634	192,535
JNL/Invesco Mid Cap Value Fund - Class A (13.0%) (b)	4,630	79,355
JNL/Invesco Small Cap Growth Fund - Class A (6.8%) (b)	3,793	84,078
JNL/JPMorgan MidCap Growth Fund - Class A (10.4%) (b)	4,879	172,091
JNL/Morgan Stanley Mid Cap Growth Fund - Class A (28.5%) (b)	5,166	68,454
JNL/PPM America Mid Cap Value Fund - Class A (6.7%) (b)	1,532	24,375
JNL/T. Rowe Price Established Growth Fund - Class A (16.0%) (b)	24,808	881,186
JNL/T. Rowe Price Value Fund - Class A (15.5%) (b)	33,168	578,120
JNL/WMC Value Fund - Class A (21.9%) (b)	16,041	392,676
		2,984,404
DOMESTIC FIXED INCOME - 31.1%
JNL/DoubleLine Total Return Fund (12.1%) (b)	16,089	171,996
JNL/Goldman Sachs Core Plus Bond Fund - Class A (7.1%) (b)	6,807	80,121
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (14.3%) (b)	14,101	189,228

See accompanying Notes to Financial Statements.

	Shares	Value
JNL/PIMCO Real Return Fund - Class A (7.2%) (b)	11,756	122,496
JNL/PIMCO Total Return Bond Fund - Class A (6.4%) (b)	22,798	287,938
JNL/PPM America Floating Rate Income Fund - Class A (2.6%) (b)	3,828	41,724
JNL/PPM America High Yield Bond Fund - Class A (9.5%) (b)	39,037	267,016
JNL/PPM America Low Duration Bond Fund - Class A (33.5%) (b)	22,979	231,170
JNL/PPM America Total Return Fund - Class A (15.4%) (b)	15,690	186,240
JNL/Scout Unconstrained Bond Fund - Class A (17.4%) (b)	13,261	128,496
JNL/T. Rowe Price Short-Term Bond Fund - Class A (14.9%) (b)	26,358	261,737
		1,968,162
EMERGING MARKETS EQUITY - 3.0%
JNL/Lazard Emerging Markets Fund - Class A (11.6%) (b)	14,538	143,487
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (50.8%) (b)	5,029	48,127
		191,614
GLOBAL EQUITY - 2.3%
JNL/Oppenheimer Global Growth Fund - Class A (9.8%) (b)	9,538	149,371

GLOBAL FIXED INCOME - 5.4%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (16.3%) (b)	29,968	343,739

INTERNATIONAL EQUITY - 5.3%
JNL/Invesco International Growth Fund - Class A (15.9%) (b)	20,317	267,569
JNL/JPMorgan International Value Fund - Class A (9.2%) (b)	8,432	65,858
		333,427
INTERNATIONAL FIXED INCOME - 1.9%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (21.9%) (b)	11,737	118,304

Total Investment Companies (cost $5,679,101)		6,336,939

Total Investments - 100.0% (cost $5,679,101)		6,336,939
Other Assets and Liabilities - Net - (0.0%)		(871)
Total Net Assets - 100.0%		$6,336,068

JNL/S&P Managed Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	62.3%
Domestic Fixed Income	16.1
International Equity	7.1
Global Equity	4.7
Alternative	4.1
Emerging Markets Equity	3.5
International Fixed Income	1.5
Global Fixed Income	0.7
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 4.1%
JNL Multi-Manager Alternative Fund - Class A (20.0%) (b)	11,478	$112,595
JNL/Invesco Global Real Estate Fund - Class A (4.8%) (b)	9,107	95,989
		208,584
DOMESTIC EQUITY - 62.3%
JNL/BlackRock Large Cap Select Growth Fund - Class A (20.0%) (b)	9,329	278,005
JNL/Eagle SmallCap Equity Fund - Class A (3.6%) (b)	1,784	52,316
JNL/Franklin Templeton Small Cap Value Fund - Class A (14.0%) (b)	10,514	161,392
JNL/Goldman Sachs Mid Cap Value Fund - Class A (11.8%) (b)	12,882	149,949
JNL/Invesco Large Cap Growth Fund - Class A (21.2%) (b)	15,353	233,984
JNL/Invesco Mid Cap Value Fund - Class A (17.1%) (b)	6,084	104,285
JNL/Invesco Small Cap Growth Fund - Class A (5.6%) (b)	3,110	68,939
JNL/JPMorgan MidCap Growth Fund - Class A (10.7%) (b)	5,004	176,479
JNL/Morgan Stanley Mid Cap Growth Fund - Class A (17.7%) (b)	3,203	42,441
JNL/PPM America Mid Cap Value Fund - Class A (3.8%) (b)	879	13,986
JNL/T. Rowe Price Established Growth Fund - Class A (13.3%) (b)	20,701	735,292
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (4.4%) (b)	3,652	152,956
JNL/T. Rowe Price Value Fund - Class A (17.0%) (b)	36,371	633,946
JNL/WMC Value Fund - Class A (20.0%) (b)	14,583	356,995
		3,160,965
DOMESTIC FIXED INCOME - 16.1%
JNL/DoubleLine Total Return Fund (7.0%) (b)	9,246	98,840
JNL/JPMorgan U.S. Government & Quality Bond Fund — Class A (3.3%) (b)	3,262	43,780
JNL/PIMCO Real Return Fund - Class A (2.2%) (b)	3,561	37,102
JNL/PIMCO Total Return Bond Fund - Class A (2.2%) (b)	7,885	99,584
JNL/PPM America High Yield Bond Fund - Class A (3.5%) (b)	14,493	99,136
JNL/PPM America Low Duration Bond Fund - Class A (8.7%) (b)	5,989	60,255
JNL/PPM America Total Return Fund - Class A (7.2%) (b)	7,330	87,003
JNL/Scout Unconstrained Bond Fund — Class A (13.3%) (b)	10,177	98,615
JNL/T. Rowe Price Short-Term Bond Fund - Class A (10.9%) (b)	19,308	191,725
		816,040
EMERGING MARKETS EQUITY - 3.5%
JNL/Lazard Emerging Markets Fund - Class A (12.7%) (b)	15,921	157,141
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (21.2%) (b)	2,095	20,050
		177,191
GLOBAL EQUITY - 4.7%
JNL/Oppenheimer Global Growth Fund - Class A (15.6%) (b)	15,219	238,333

GLOBAL FIXED INCOME - 0.7%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (1.7%) (b)	3,186	36,542

See accompanying Notes to Financial Statements.

	Shares	Value
INTERNATIONAL EQUITY - 7.1%
JNL/Invesco International Growth Fund - Class A (17.0%) (b)	21,699	285,774
JNL/JPMorgan International Value Fund - Class A (10.5%) (b)	9,614	75,086
		360,860
INTERNATIONAL FIXED INCOME - 1.5%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (14.6%) (b)	7,802	78,650

Total Investment Companies (cost $4,334,792)		5,077,165

Total Investments - 100.0% (cost $4,334,792)		5,077,165
Other Assets and Liabilities - Net - (0.0%)		(697)
Total Net Assets - 100.0%		$5,076,468

JNL/S&P Managed Aggressive Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	70.3%
International Equity	7.8
Domestic Fixed Income	6.4
Global Equity	5.8
Alternative	4.1
Emerging Markets Equity	3.8
International Fixed Income	1.8
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 4.1%
JNL Multi-Manager Alternative Fund - Class A (7.5%) (b)	4,310	$42,279
JNL/Invesco Global Real Estate Fund - Class A (1.7%) (b)	3,153	33,231
		75,510
DOMESTIC EQUITY - 70.3%
JNL/BlackRock Large Cap Select Growth Fund - Class A (7.7%) (b)	3,590	106,992
JNL/Eagle SmallCap Equity Fund - Class A (1.4%) (b)	680	19,932
JNL/Franklin Templeton Small Cap Value Fund - Class A (5.9%) (b)	4,458	68,425
JNL/Goldman Sachs Mid Cap Value Fund - Class A (4.3%) (b)	4,654	54,177
JNL/Invesco Large Cap Growth Fund - Class A (7.9%) (b)	5,695	86,789
JNL/Invesco Mid Cap Value Fund - Class A (5.5%) (b)	1,975	33,843
JNL/Invesco Small Cap Growth Fund - Class A (2.9%) (b)	1,636	36,277
JNL/JPMorgan MidCap Growth Fund - Class A (3.7%) (b)	1,714	60,456
JNL/Morgan Stanley Mid Cap Growth Fund - Class A (7.0%) (b)	1,270	16,830
JNL/T. Rowe Price Established Growth Fund - Class A (5.2%) (b)	8,017	284,755
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (2.3%) (b)	1,929	80,792
JNL/T. Rowe Price Value Fund - Class A (7.4%) (b)	15,774	274,948
JNL/WMC Value Fund - Class A (9.7%) (b)	7,090	173,564
		1,297,780
DOMESTIC FIXED INCOME - 6.4%
JNL/PPM America High Yield Bond Fund - Class A (1.2%) (b)	5,035	34,438
JNL/PPM America Total Return Fund - Class A (2.5%) (b)	2,571	30,523
JNL/Scout Unconstrained Bond Fund - Class A (2.4%) (b)	1,801	17,449
JNL/T. Rowe Price Short-Term Bond Fund - Class A (2.0%) (b)	3,534	35,092
		117,502
EMERGING MARKETS EQUITY - 3.8%
JNL/Lazard Emerging Markets Fund - Class A (4.6%) (b)	5,801	57,255
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (13.0%) (b)	1,291	12,352
		69,607
GLOBAL EQUITY - 5.8%
JNL/Oppenheimer Global Growth Fund - Class A (7.0%) (b)	6,872	107,620

INTERNATIONAL EQUITY - 7.8%
JNL/Invesco International Growth Fund - Class A (8.1%) (b)	10,365	136,515
JNL/JPMorgan International Value Fund - Class A (1.0%) (b)	886	6,919
		143,434
INTERNATIONAL FIXED INCOME - 1.8%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (6.2%) (b)	3,314	33,409

Total Investment Companies (cost $1,561,816)		1,844,862

Total Investments - 100.0% (cost $1,561,816)		1,844,862
Other Assets and Liabilities - Net - (0.0%)		(269)
Total Net Assets - 100.0%		$1,844,593

(a)	Investment in affiliate.
(b)

At June 30, 2015, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

Abbreviations:

MLP - Master Limited Partnership

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2015

	JNL/American Funds Blue Chip Income and Growth Fund(d)	JNL/American Funds Global Bond Fund(d)	JNL/American Funds Global Small Capitalization Fund(d)	JNL/American Funds Growth- Income Fund(d)	JNL/American Funds International Fund(d)	JNL/American Funds New World Fund(d)	JNL Institutional Alt 20 Fund
Assets
Investments - unaffiliated, at value (a)	$—	$—	$—	$—	$—	$—	$—
Investments - affiliated, at value (b)	1,961,656	467,945	523,107	2,810,349	988,540	809,031	1,717,743
Total investments, at value (c)	1,961,656	467,945	523,107	2,810,349	988,540	809,031	1,717,743
Receivable for investments sold	5,244	636	2,275	2,300	277	555	—
Receivable for fund shares sold	2,686	336	1,156	3,411	1,312	1,113	752
Receivable from adviser	709	194	229	816	447	500	—
Other assets	7	2	1	9	2	2	6
Total assets	1,970,302	469,113	526,768	2,816,885	990,578	811,201	1,718,501
Liabilities
Payable for advisory fees	1,113	272	312	1,556	690	699	164
Payable for administrative fees	247	58	62	349	122	100	71
Payable for 12b-1 fee (Class A)	110	26	29	157	55	45	—
Payable for investment securities purchased	—	—	—	—	—	—	71
Payable for fund shares redeemed	2,644	324	1,144	1,904	530	556	681
Payable for trustee fees	22	10	6	29	10	12	35
Payable for other expenses	5	1	1	8	2	2	5
Total liabilities	4,141	691	1,554	4,003	1,409	1,414	1,027
Net assets	$1,966,161	$468,422	$525,214	$2,812,882	$989,169	$809,787	$1,717,474
Net assets consist of:
Paid-in capital	$1,477,896	$493,395	$396,624	$2,146,617	$885,627	$777,844	$1,450,316
Undistributed (excess of distributions over) net investment income	49,898	5,158	(1,198)	20,893	8,568	7,098	37,803
Accumulated net realized gain (loss)	215,705	13,890	45,939	502,431	55,202	110,388	157,228
Net unrealized appreciation (depreciation) on investments and foreign currency	222,662	(44,021)	83,849	142,941	39,772	(85,543)	72,127
	$1,966,161	$468,422	$525,214	$2,812,882	$989,169	$809,787	$1,717,474
Class A
Net assets	$1,965,950	$468,262	$525,069	$2,812,499	$988,858	$809,615	$1,717,474
Shares outstanding (no par value), unlimited shares authorized	115,826	45,479	34,207	161,599	76,209	69,703	104,610
Net asset value per share	$16.97	$10.30	$15.35	$17.40	$12.98	$11.62	$16.42
Class B
Net assets	$211	$160	$145	$383	$311	$172	N/A
Shares outstanding (no par value), unlimited shares authorized	12	15	9	22	24	15	N/A
Net asset value per share	$17.10	$10.37	$15.45	$17.52	$13.07	$11.70	N/A

(a) Investments - unaffiliated, at cost	$—	$—	$—	$—	$—	$—	$—
(b) Investments - affiliated, at cost	1,738,994	511,966	439,258	2,667,408	948,768	894,574	1,645,616
(c) Total investments, at cost	$1,738,994	$511,966	$439,258	$2,667,408	$948,768	$894,574	$1,645,616

(d)  The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Alt 65 Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund
Assets
Investments - unaffiliated, at value (a)	$—	$—	$—	$993,512	$843,999	$—	$—
Investments - affiliated, at value (b)	2,232,576	3,124,158	707,411	—	—	1,341,341	1,668,388
Total investments, at value (c)	2,232,576	3,124,158	707,411	993,512	843,999	1,341,341	1,668,388
Receivable for investments sold	841	2,293	1,052	—	—	628	—
Receivable for fund shares sold	645	496	33	1,866	3,542	1,934	2,770
Receivable from adviser	—	—	—	—	—	—	—
Other assets	8	12	3	3	3	5	6
Total assets	2,234,070	3,126,959	708,499	995,381	847,544	1,343,908	1,671,164
Liabilities
Payable for advisory fees	207	281	80	242	205	110	131
Payable for administrative fees	93	130	29	122	103	56	70
Payable for 12b-1 fee (Class A)	—	—	—	55	46	—	—
Payable for investment securities purchased	—	—	—	891	2,131	—	597
Payable for fund shares redeemed	1,487	2,791	1,085	974	1,411	2,561	2,172
Payable for trustee fees	50	67	28	7	6	23	26
Payable for other expenses	6	10	2	3	3	4	5
Total liabilities	1,843	3,279	1,224	2,294	3,905	2,754	3,001
Net assets	$2,232,227	$3,123,680	$707,275	$993,087	$843,639	$1,341,154	$1,668,163
Net assets consist of:
Paid-in capital	$1,903,558	$2,730,684	$631,584	$903,886	$755,467	$1,160,601	$1,403,557
Undistributed (excess of distributions over) net investment income	48,505	67,658	11,328	12,689	9,111	30,983	40,744
Accumulated net realized gain (loss)	184,737	211,075	47,190	90,342	97,282	82,522	150,482
Net unrealized appreciation (depreciation) on investments and foreign currency	95,427	114,263	17,173	(13,830)	(18,221)	67,048	73,380
	$2,232,227	$3,123,680	$707,275	$993,087	$843,639	$1,341,154	$1,668,163
Class A
Net assets	$2,232,227	$3,123,680	$707,275	$993,087	$843,639	$1,341,154	$1,668,163
Shares outstanding (no par value), unlimited shares authorized	133,888	185,250	44,427	78,115	62,444	110,621	141,513
Net asset value per share	$16.67	$16.86	$15.92	$12.71	$13.51	$12.12	$11.79
Class B
Net assets	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Shares outstanding (no par value), unlimited shares authorized	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Net asset value per share	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(a) Investments - unaffiliated, at cost	$—	$—	$—	$1,007,342	$862,220	$—	$—
(b) Investments - affiliated, at cost	2,137,149	3,009,895	690,238	—	—	1,274,293	1,595,008
(c) Total investments, at cost	$2,137,149	$3,009,895	$690,238	$1,007,342	$862,220	$1,274,293	$1,595,008

See accompanying Notes to Financial Statements.

	JNL Disciplined Growth Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Mellon Capital 10 x 10 Fund	JNL/Mellon Capital Index 5 Fund	JNL/MMRS Conservative Fund	JNL/MMRS Growth Fund	JNL/MMRS Moderate Fund
Assets
Investments - unaffiliated, at value (a)	$—	$—	$—	$—	$—	$—	$—
Investments - affiliated, at value (b)	746,324	1,612,751	434,011	791,055	497,830	49,281	168,049
Total investments, at value (c)	746,324	1,612,751	434,011	791,055	497,830	49,281	168,049
Receivable for investments sold	162	1,299	203	33	418	5,083	—
Receivable for fund shares sold	359	1,370	36	418	68	709	1,443
Receivable from adviser	—	—	—	—	—	—	—
Other assets	3	6	2	3	4	—	1
Total assets	746,848	1,615,426	434,252	791,509	498,320	55,073	169,493
Liabilities
Payable for advisory fees	70	—	—	—	123	11	39
Payable for administrative fees	31	69	18	33	20	1	7
Payable for 12b-1 fee (Class A)	—	—	—	—	—	—	—
Payable for investment securities purchased	—	—	—	—	—	5,785	562
Payable for fund shares redeemed	521	2,669	239	452	486	8	882
Payable for trustee fees	11	52	12	17	16	—	3
Payable for other expenses	2	5	2	2	1	—	—
Total liabilities	635	2,795	271	504	646	5,805	1,493
Net assets	$746,213	$1,612,631	$433,981	$791,005	$497,674	$49,268	$168,000
Net assets consist of:
Paid-in capital	$628,628	$1,310,524	$310,346	$586,289	$509,759	$49,871	$170,648
Undistributed (excess of distributions over) net investment income	18,162	24,378	8,345	13,747	(363)	(52)	(159)
Accumulated net realized gain (loss)	68,480	(58,825)	(15,576)	25,759	121	(417)	(249)
Net unrealized appreciation (depreciation) on investments and foreign currency	30,943	336,554	130,866	165,210	(11,843)	(134)	(2,240)
	$746,213	$1,612,631	$433,981	$791,005	$497,674	$49,268	$168,000
Class A
Net assets	$746,213	$1,612,631	$433,981	$791,005	$497,674	$49,268	$168,000
Shares outstanding (no par value), unlimited shares authorized	66,709	133,546	37,650	63,154	46,792	4,642	15,729
Net asset value per share	$11.19	$12.08	$11.53	$12.53	$10.64	$10.61	$10.68
Class B
Net assets	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Shares outstanding (no par value), unlimited shares authorized	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Net asset value per share	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(a) Investments - unaffiliated, at cost	$—	$—	$—	$—	$—	$—	$—
(b) Investments - affiliated, at cost	715,381	1,276,197	303,145	625,845	509,673	49,415	170,289
(c) Total investments, at cost	$715,381	$1,276,197	$303,145	$625,845	$509,673	$49,415	$170,289

See accompanying Notes to Financial Statements.

	JNL/S&P 4 Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund
Assets
Investments - unaffiliated, at value (a)	$—	$—	$—	$—	$—	$—
Investments - affiliated, at value (b)	5,762,836	1,615,967	3,423,254	6,336,939	5,077,165	1,844,862
Total investments, at value (c)	5,762,836	1,615,967	3,423,254	6,336,939	5,077,165	1,844,862
Receivable for investments sold	—	—	1,461	2,539	436	794
Receivable for fund shares sold	9,263	2,054	952	2,265	2,691	1,494
Receivable from adviser	—	—	—	—	—	—
Other assets	19	6	12	23	18	7
Total assets	5,772,118	1,618,027	3,425,679	6,341,766	5,080,310	1,847,157
Liabilities
Payable for advisory fees	—	128	248	443	359	144
Payable for administrative fees	240	67	142	264	211	77
Payable for 12b-1 fee (Class A)	—	—	—	—	—	—
Payable for investment securities purchased	547	837	—	—	—	—
Payable for fund shares redeemed	8,716	1,216	2,414	4,807	3,128	2,289
Payable for trustee fees	67	51	91	165	129	49
Payable for other expenses	16	5	10	19	15	5
Total liabilities	9,586	2,304	2,905	5,698	3,842	2,564
Net assets	$5,762,532	$1,615,723	$3,422,774	$6,336,068	$5,076,468	$1,844,593
Net assets consist of:
Paid-in capital	$4,535,890	$1,598,896	$3,218,439	$5,677,330	$4,355,337	$1,595,252
Undistributed (excess of distributions over) net investment income	304,736	(1,261)	(2,490)	(4,494)	(6,460)	(2,580)
Accumulated net realized gain (loss)	250,450	13,980	2,921	5,394	(14,782)	(31,125)
Net unrealized appreciation (depreciation) on investments and foreign currency	671,456	4,108	203,904	657,838	742,373	283,046
	$5,762,532	$1,615,723	$3,422,774	$6,336,068	$5,076,468	$1,844,593
Class A
Net assets	$5,762,532	$1,615,723	$3,422,774	$6,336,068	$5,076,468	$1,844,593
Shares outstanding (no par value), unlimited shares authorized	313,952	131,733	252,929	429,097	333,608	104,500
Net asset value per share	$18.35	$12.27	$13.53	$14.77	$15.22	$17.65
Class B
Net assets	N/A	N/A	N/A	N/A	N/A	N/A
Shares outstanding (no par value), unlimited shares authorized	N/A	N/A	N/A	N/A	N/A	N/A
Net asset value per share	N/A	N/A	N/A	N/A	N/A	N/A

(a) Investments - unaffiliated, at cost	$—	$—	$—	$—	$—	$—
(b) Investments - affiliated, at cost	5,091,380	1,611,859	3,219,350	5,679,101	4,334,792	1,561,816
(c) Total investments, at cost	$5,091,380	$1,611,859	$3,219,350	$5,679,101	$4,334,792	$1,561,816

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2015

	JNL/American Funds Blue Chip Income and Growth Fund(b)	JNL/American Funds Global Bond Fund(b)	JNL/American Funds Global Small Capitalization Fund(b)	JNL/American Funds Growth- Income Fund(b)	JNL/American Funds International Fund(b)	JNL/American Funds New World Fund(b)	JNL Institutional Alt 20 Fund
Investment income
Dividends (a)	$—	$—	$—	$—	$—	$—	$206
Dividends received from master fund (a)	7,330	452	—	8,288	3,517	2,827	—
Total investment income	7,330	452	—	8,288	3,517	2,827	206

Expenses
Advisory fees	6,534	1,688	1,619	8,763	3,625	4,072	992
Administrative fees	1,451	362	324	1,965	641	582	434
12b-1 fees (Class A)	2,239	560	497	3,025	979	897	—
Legal fees	4	1	1	5	2	1	4
Trustee fees	13	3	3	18	5	5	12
Other expenses	13	2	2	16	4	5	12
Total expenses	10,254	2,616	2,446	13,792	5,256	5,562	1,454
Expense waiver	(4,464)	(1,284)	(1,253)	(4,991)	(2,473)	(3,030)	—
Net expenses	5,790	1,332	1,193	8,801	2,783	2,532	1,454
Net investment income (loss)	1,540	(880)	(1,193)	(513)	734	295	(1,248)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	—	—	—
Affiliated investments	18,102	(1,776)	1,596	3,585	508	(1,898)	17,418
Distributions from unaffiliated investment companies	—	—	—	—	—	—	—
Distributions from affiliated investment companies	193,236	12,875	34,909	397,349	53,111	43,081	71
Net change in unrealized appreciation (depreciation) on investments:	(221,687)	(23,351)	25,676	(334,449)	(20,106)	(13,413)	8,098
Net realized and unrealized gain (loss)	(10,349)	(12,252)	62,181	66,485	33,513	27,770	25,587
Net increase (decrease) in net assets from operations	$(8,809)	$(13,132)	$60,988	$65,972	$34,247	$28,065	$24,339

(a) Income from affiliated investments	$7,330	$452	$—	$8,288	$3,517	$2,827	$206

(b)  The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund.  These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Alt 65 Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund
Investment income
Dividends (a)	$561	$1,463	$171	$3,176	$2,365	$—	$—
Dividends received from master fund	—	—	—	—	—	—	—
Total investment income	561	1,463	171	3,176	2,365	—	—

Expenses
Advisory fees	1,265	1,725	451	1,345	1,117	653	771
Administrative fees	570	800	164	672	558	331	405
12b-1 fees (Class A)	—	—	—	1,034	858	—	—
Legal fees	5	6	1	2	1	2	3
Trustee fees	16	23	8	6	5	9	11
Other expenses	15	21	3	4	4	8	10
Total expenses	1,871	2,575	627	3,063	2,543	1,003	1,200
Expense waiver	—	—	—	(138)	(114)	—	—
Net expenses	1,871	2,575	627	2,925	2,429	1,003	1,200
Net investment income (loss)	(1,310)	(1,112)	(456)	251	(64)	(1,003)	(1,200)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	297	1,453	—	—
Affiliated investments	23,316	38,001	10,633	—	—	54,206	97,342
Distributions from unaffiliated investment companies	—	—	—	72,028	75,460	—	—
Distributions from affiliated investment companies	156	388	45	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments:	8,646	4,532	(4,816)	(47,222)	(47,655)	(32,169)	(59,865)
Net realized and unrealized gain (loss)	32,118	42,921	5,862	25,103	29,258	22,037	37,477
Net increase (decrease) in net assets from operations	$30,808	$41,809	$5,406	$25,354	$29,194	$21,034	$36,277

(a) Income from affiliated investments	$561	$1,463	$171	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

	JNL Disciplined Growth Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Mellon Capital 10 x 10 Fund	JNL/Mellon Capital Index 5 Fund	JNL/MMRS Conservative Fund	JNL/MMRS Growth Fund	JNL/MMRS Moderate Fund
Investment income
Dividends (a)	$—	$—	$—	$—	$—	$—	$—
Dividends received from master fund	—	—	—	—	—	—	—
Total investment income	—	—	—	—	—	—	—

Expenses
Advisory fees	413	—	—	—	300	45	134
Administrative fees	181	413	110	194	50	7	22
12b-1 fees (Class A)	—	—	—	—	—	—	—
Legal fees	2	3	1	2	—	—	—
Trustee fees	5	12	3	5	16	—	3
Other expenses	4	11	3	5	(3)	—	—
Total expenses	605	439	117	206	363	52	159
Expense waiver	—	—	—	—	—	—	—
Net expenses	605	439	117	206	363	52	159
Net investment income (loss)	(605)	(439)	(117)	(206)	(363)	(52)	(159)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	—	—	—
Affiliated investments	37,424	8,721	9,405	7,307	139	(143)	(21)
Distributions from unaffiliated investment companies	—	—	—	—	—	—	—
Distributions from affiliated investment companies	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments:	(18,068)	7,588	(3,633)	15,688	(11,207)	349	(1,083)
Net realized and unrealized gain (loss)	19,356	16,309	5,772	22,995	(11,068)	206	(1,104)
Net increase (decrease) in net assets from operations	$18,751	$15,870	$5,655	$22,789	$(11,431)	$154	$(1,263)

(a) Income from affiliated investments	$—	$—	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

	JNL/S&P 4 Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund
Investment income
Dividends (a)	$—	$—	$—	$—	$—	$—
Dividends received from master fund	—	—	—	—	—	—
Total investment income	—	—	—	—	—	—

Expenses
Advisory fees	—	779	1,498	2,665	2,142	846
Administrative fees	1,361	409	858	1,589	1,261	451
12b-1 fees (Class A)	—	—	—	—	—	—
Legal fees	10	3	7	13	10	4
Trustee fees	36	12	24	45	35	13
Other expenses	31	11	23	39	31	11
Total expenses	1,438	1,214	2,410	4,351	3,479	1,325
Expense waiver	—	—	—	—	—	—
Net expenses	1,438	1,214	2,410	4,351	3,479	1,325
Net investment income (loss)	(1,438)	(1,214)	(2,410)	(4,351)	(3,479)	(1,325)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	—	—
Affiliated investments	15,308	20,634	15,030	32,939	23,601	5,384
Distributions from unaffiliated investment companies	—	—	—	—	—	—
Distributions from affiliated investment companies	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments:	(59,857)	(3,682)	46,860	117,796	139,570	58,831
Net realized and unrealized gain (loss)	(44,549)	16,952	61,890	150,735	163,171	64,215
Net increase (decrease) in net assets from operations	$(45,987)	$15,738	$59,480	$146,384	$159,692	$62,890

(a) Income from affiliated investments	$—	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2015

	JNL/American Funds Blue Chip Income and Growth Fund(a)	JNL/American Funds Global Bond Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth- Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL Institutional Alt 20 Fund
Operations
Net investment income (loss)	$1,540	$(880)	$(1,193)	$(513)	$734	$295	$(1,248)
Net realized gain (loss)	211,338	11,099	36,505	400,934	53,619	41,183	17,489
Net change in unrealized appreciation (depreciation)	(221,687)	(23,351)	25,676	(334,449)	(20,106)	(13,413)	8,098
Net increase (decrease) in net assets from operations	(8,809)	(13,132)	60,988	65,972	34,247	28,065	24,339
Share transactions(1)
Proceeds from the sale of shares
Class A	307,767	49,232	109,489	500,102	299,520	120,039	105,143
Class B	32	9	9	34	168	19	—
Cost of shares redeemed
Class A	(207,788)	(61,830)	(39,991)	(198,173)	(62,103)	(74,189)	(183,399)
Class B	(45)	(8)	(22)	(56)	(292)	(4)	—
Net increase (decrease) in net assets from share transactions	99,966	(12,597)	69,485	301,907	237,293	45,865	(78,256)
Net increase (decrease) net assets	91,157	(25,729)	130,473	367,879	271,540	73,930	(53,917)
Net assets beginning of period	1,875,004	494,151	394,741	2,445,003	717,629	735,857	1,771,391
Net assets end of period	$1,966,161	$468,422	$525,214	$2,812,882	$989,169	$809,787	$1,717,474
Undistributed (excess of distributions over) net investment income	$49,898	$5,158	$(1,198)	$20,893	$8,568	$7,098	$37,874

(1) Share transactions
Shares sold
Class A	17,835	4,679	7,397	28,679	22,810	10,372	6,361
Class B	2	1	1	2	14	2	—
Shares redeemed
Class A	(12,055)	(5,881)	(2,820)	(11,400)	(4,772)	(6,425)	(11,137)
Class B	(3)	(1)	(2)	(3)	(22)	—	—
Net increase/(decrease)
Class A	5,780	(1,202)	4,577	17,279	18,038	3,947	(4,776)
Class B	(1)	—	(1)	(1)	(8)	2	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$331,682	$25,639	$109,122	$704,270	$293,016	$109,592	$138,923
Proceeds from sales of securities	42,160	26,893	8,164	9,140	2,816	21,429	218,370

(a)

The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Alt 65 Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund
Operations
Net investment income (loss)	$(1,310)	$(1,112)	$(456)	$251	$(64)	$(1,003)	$(1,200)
Net realized gain (loss)	23,472	38,389	10,678	72,325	76,913	54,206	97,342
Net change in unrealized appreciation (depreciation)	8,646	4,532	(4,816)	(47,222)	(47,655)	(32,169)	(59,865)
Net increase (decrease) in net assets from operations	30,808	41,809	5,406	25,354	29,194	21,034	36,277
Share transactions(1)
Proceeds from the sale of shares
Class A	108,676	166,058	12,594	251,402	206,534	141,594	187,189
Proceeds in connection with acquisition
Class A	—	—	135,883	—	—	—	—
Cost of shares redeemed
Class A	(250,821)	(376,531)	(84,548)	(73,791)	(62,523)	(101,465)	(121,910)
Net increase (decrease) in net assets from share transactions	(142,145)	(210,473)	63,929	177,611	144,011	40,129	65,279
Net increase (decrease) net assets	(111,337)	(168,664)	69,335	202,965	173,205	61,163	101,556
Net assets beginning of period	2,343,564	3,292,344	637,940	790,122	670,434	1,279,991	1,566,607
Net assets end of period	$2,232,227	$3,123,680	$707,275	$993,087	$843,639	$1,341,154	$1,668,163
Undistributed (excess of distributions over) net investment income	$48,661	$68,046	$11,373	$12,689	$9,111	$30,983	$40,744

(1) Share transactions
Shares sold
Class A	6,472	9,766	786	19,871	15,348	11,614	15,766
Shares issued in connection with acquisition
Class A	—	—	8,325	—	—	—	—
Shares redeemed
Class A	(14,982)	(22,217)	(5,282)	(5,833)	(4,683)	(8,309)	(10,302)
Net increase/(decrease)
Class A	(8,510)	(12,451)	3,829	14,038	10,665	3,305	5,464
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$137,675	$230,398	$53,162	$254,795	$228,074	$344,118	$441,704
Proceeds from sales of securities	281,000	441,635	125,520	4,812	8,589	304,989	377,623

See accompanying Notes to Financial Statements.

	JNL Disciplined Growth Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Mellon Capital 10 x 10 Fund	JNL/Mellon Capital Index 5 Fund	JNL/MMRS Conservative Fund	JNL/MMRS Growth Fund	JNL/MMRS Moderate Fund
Operations
Net investment income (loss)	$(605)	$(439)	$(117)	$(206)	$(363)	$(52)	$(159)
Net realized gain (loss)	37,424	8,721	9,405	7,307	139	(143)	(21)
Net change in unrealized appreciation (depreciation)	(18,068)	7,588	(3,633)	15,688	(11,207)	349	(1,083)
Net increase (decrease) in net assets from operations	18,751	15,870	5,655	22,789	(11,431)	154	(1,263)
Share transactions(1)
Proceeds from the sale of shares
Class A	98,831	111,177	36,418	80,932	46,807	34,959	72,598
Proceeds in connection with acquisition
Class A	—	—	—	—	456,838	—	61,431
Cost of shares redeemed
Class A	(69,124)	(170,074)	(44,915)	(64,077)	(21,324)	(3,576)	(9,455)
Net increase (decrease) in net assets from share transactions	29,707	(58,897)	(8,497)	16,855	482,321	31,383	124,574
Net increase (decrease) net assets	48,458	(43,027)	(2,842)	39,644	470,890	31,537	123,311
Net assets beginning of period	697,755	1,655,658	436,823	751,361	26,784	17,731	44,689
Net assets end of period	$746,213	$1,612,631	$433,981	$791,005	$497,674	$49,268	$168,000
Undistributed (excess of distributions over) net investment income	$18,162	$24,378	$8,345	$13,747	$(363)	$(52)	$(159)

(1) Share transactions
Shares sold
Class A	8,762	9,099	3,156	6,470	4,360	3,282	6,744
Shares issued in connection with acquisition
Class A	—	—	—	—	41,865	—	5,594
Shares redeemed
Class A	(6,150)	(13,912)	(3,874)	(5,129)	(1,987)	(338)	(883)
Net increase/(decrease)
Class A	2,612	(4,813)	(718)	1,341	44,238	2,944	11,455
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$181,585	$4,415	$11,558	$34,526	$487,810	$52,034	$125,759
Proceeds from sales of securities	152,481	63,758	20,172	17,876	5,705	20,695	1,308

See accompanying Notes to Financial Statements.

	JNL/S&P 4 Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund
Operations
Net investment income (loss)	$(1,438)	$(1,214)	$(2,410)	$(4,351)	$(3,479)	$(1,325)
Net realized gain (loss)	15,308	20,634	15,030	32,939	23,601	5,384
Net change in unrealized appreciation (depreciation)	(59,857)	(3,682)	46,860	117,796	139,570	58,831
Net increase (decrease) in net assets from operations	(45,987)	15,738	59,480	146,384	159,692	62,890
Share transactions(1)
Proceeds from the sale of shares
Class A	1,295,619	145,997	228,589	395,639	381,403	183,149
Class B	—	—	—	—	—	—
Cost of shares redeemed
Class A	(470,750)	(206,368)	(314,625)	(568,440)	(445,495)	(166,378)
Class B	—	—	—	—	—	—
Net increase (decrease) in net assets from share transactions	824,869	(60,371)	(86,036)	(172,801)	(64,092)	16,771
Net increase (decrease) net assets	778,882	(44,633)	(26,556)	(26,417)	95,600	79,661
Net assets beginning of period	4,983,650	1,660,356	3,449,330	6,362,485	4,980,868	1,764,932
Net assets end of period	$5,762,532	$1,615,723	$3,422,774	$6,336,068	$5,076,468	$1,844,593
Undistributed (excess of distributions over) net investment income	$304,736	$(1,261)	$(2,490)	$(4,494)	$(6,460)	$(2,580)

(1) Share transactions
Shares sold
Class A	69,319	11,862	16,869	26,744	25,124	10,390
Class B	—	—	—	—	—	—
Shares redeemed
Class A	(25,162)	(16,763)	(23,226)	(38,521)	(29,383)	(9,480)
Class B	—	—	—	—	—	—
Net increase/(decrease)
Class A	44,157	(4,901)	(6,357)	(11,777)	(4,259)	910
Class B	—	—	—	—	—	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$850,784	$76,041	$89,606	$196,161	$185,737	$98,666
Proceeds from sales of securities	27,326	137,643	178,073	373,345	253,319	83,218

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2014

	JNL/ American Funds Blue Chip Income and Growth Fund(a)	JNL/ American Funds Global Bond Fund(a)	JNL/ American Funds Global Small Capitalization Fund(a)	JNL/ American Funds Growth- Income Fund(a)	JNL/ American Funds International Fund(a)	JNL/ American Funds New World Fund(a)	JNL Institutional Alt 20 Fund
Operations
Net investment income (loss)	$48,367	$6,044	$(786)	$21,417	$7,835	$5,113	$22,799
Net realized gain (loss)	4,487	3,652	9,512	101,499	1,638	70,943	158,187
Net change in unrealized appreciation (depreciation)	156,642	(5,846)	(4,682)	76,243	(32,090)	(142,292)	(141,714)
Net increase (decrease) in net assets from operations	209,496	3,850	4,044	199,159	(22,617)	(66,236)	39,272
Distributions to shareholders
From net investment income
Class A	(17,064)	(47)	(856)	(13,916)	(4,993)	(6,136)	(30,609)
Class B	(2)	—	(1)	(3)	(3)	(2)	—
From net realized gains
Class A	(3,027)	(3,877)	(2,586)	(16,797)	(3,107)	(4,972)	(18,992)
Class B	—	(1)	(1)	(3)	(2)	(1)	—
Total distributions to shareholders	(20,093)	(3,925)	(3,444)	(30,719)	(8,105)	(11,111)	(49,601)
Share transactions(1)
Proceeds from the sale of shares
Class A	670,877	190,882	163,017	923,264	274,003	276,918	244,946
Class B	101	27	41	155	269	38	—
Reinvestment of distributions
Class A	20,091	3,924	3,442	30,713	8,100	11,108	49,601
Class B	2	1	2	6	5	3	—
Cost of shares redeemed
Class A	(219,800)	(155,772)	(109,043)	(322,177)	(95,915)	(122,033)	(285,047)
Class B	(59)	(89)	(39)	(79)	(35)	(52)	—
Net increase (decrease) in net assets from share transactions	471,212	38,973	57,420	631,882	186,427	165,982	9,500
Net increase (decrease) net assets	660,615	38,898	58,020	800,322	155,705	88,635	(829)
Net assets beginning of year	1,214,389	455,253	336,721	1,644,681	561,924	647,222	1,772,220
Net assets end of year	$1,875,004	$494,151	$394,741	$2,445,003	$717,629	$735,857	$1,771,391
Undistributed (excess of distributions over) net investment income	$48,358	$6,038	$(5)	$21,406	$7,834	$6,803	$39,051

(1) Share transactions
Shares sold
Class A	41,541	17,507	12,030	56,697	21,357	22,566	14,797
Class B	6	2	3	10	21	3	—
Reinvestment of distributions
Class A	1,160	368	261	1,789	637	948	3,034
Shares redeemed
Class A	(13,732)	(14,346)	(8,161)	(19,763)	(7,502)	(10,058)	(17,232)
Class B	(4)	(8)	(3)	(5)	(3)	(4)	—
Net increase/(decrease)
Class A	28,969	3,529	4,130	38,723	14,492	13,456	599
Class B	2	(6)	—	5	18	(1)	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$511,015	$122,514	$96,521	$731,724	$193,634	$256,879	$921,470
Proceeds from sales of securities	11,281	76,876	41,628	12,460	7,398	25,516	897,422

(a)             The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Alt 65 Fund	JNL/ American Funds Balanced Allocation Fund	JNL/ American Funds Growth Allocation Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund
Operations
Net investment income (loss)	$29,976	$40,855	$6,962	$12,338	$9,052	$17,169	$19,340
Net realized gain (loss)	186,225	212,739	45,648	18,217	20,515	45,612	80,052
Net change in unrealized appreciation (depreciation)	(171,261)	(192,610)	(39,350)	(6,009)	(10,252)	(1,167)	(26,301)
Net increase (decrease) in net assets from operations	44,940	60,984	13,260	24,546	19,315	61,614	73,091
Distributions to shareholders
From net investment income
Class A	(38,900)	(50,301)	(10,308)	(6,430)	(4,175)	(26,603)	(27,218)
Class B	—	—	—	—	—	—	—
From net realized gains
Class A	(26,823)	(38,446)	(20,124)	(1,059)	(1,995)	(53,770)	(64,001)
Class B	—	—	—	—	—	—	—
Total distributions to shareholders	(65,723)	(88,747)	(30,432)	(7,489)	(6,170)	(80,373)	(91,219)
Share transactions(1)
Proceeds from the sale of shares
Class A	323,026	552,006	18,536	407,873	371,159	293,542	400,793
Class B	—	—	—	—	—	—	—
Reinvestment of distributions
Class A	65,723	88,747	30,432	7,489	6,170	80,373	91,219
Class B	—	—	—	—	—	—	—
Cost of shares redeemed
Class A	(433,771)	(632,670)	(159,453)	(104,372)	(93,285)	(171,711)	(202,406)
Class B	—	—	—	—	—	—	—
Net increase (decrease) in net assets from share transactions	(45,022)	8,083	(110,485)	310,990	284,044	202,204	289,606
Net increase (decrease) net assets	(65,805)	(19,680)	(127,657)	328,047	297,189	183,445	271,478
Net assets beginning of year	2,409,369	3,312,024	765,597	462,075	373,245	1,096,546	1,295,129
Net assets end of year	$2,343,564	$3,292,344	$637,940	$790,122	$670,434	$1,279,991	$1,566,607
Undistributed (excess of distributions over) net investment income	$49,815	$68,770	$11,784	$12,438	$9,175	$31,986	$41,944

(1) Share transactions
Shares sold
Class A	19,108	32,259	1,126	33,285	28,875	23,750	33,833
Class B	—	—	—	—	—	—	—
Reinvestment of distributions
Class A	3,954	5,279	1,918	601	470	6,692	7,857
Shares redeemed
Class A	(25,705)	(37,083)	(9,687)	(8,514)	(7,283)	(13,902)	(17,035)
Class B	—	—	—	—	—	—	—
Net increase/(decrease)
Class A	(2,643)	455	(6,643)	25,372	22,062	16,540	24,655
Class B	—	—	—	—	—	—	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$1,132,660	$1,554,734	$309,789	$341,706	$318,562	$383,517	$544,823
Proceeds from sales of securities	1,161,197	1,520,537	430,390	9,061	12,216	216,403	284,615

See accompanying Notes to Financial Statements.

	JNL Disciplined Growth Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Mellon Capital 10 x 10 Fund	JNL/Mellon Capital Index 5 Fund	JNL/MMRS Conservative Fund(a)	JNL/MMRS Growth Fund(a)	JNL/MMRS Moderate Fund(a)
Operations
Net investment income (loss)	$7,830	$24,863	$8,254	$13,212	$369	$152	$406
Net realized gain (loss)	43,687	21,977	15,148	29,301	649	517	1,236
Net change in unrealized appreciation (depreciation)	(20,176)	(6,495)	10,214	(4,974)	(636)	(483)	(1,157)
Net increase (decrease) in net assets from operations	31,341	40,345	33,616	37,539	382	186	485
Distributions to shareholders
From net investment income
Class A	(10,460)	(27,118)	(7,491)	(10,308)	—	—	—
Class B	—	—	—	—	—	—	—
From net realized gains
Class A	(22,104)	—	(14,450)	(29,911)	—	—	—
Class B	—	—	—	—	—	—	—
Total distributions to shareholders	(32,564)	(27,118)	(21,941)	(40,219)	—	—	—
Share transactions(1)
Proceeds from the sale of shares
Class A	224,302	398,027	87,536	143,374	31,806	19,982	50,659
Class B	—	—	—	—	—	—	—
Reinvestment of distributions
Class A	32,564	27,118	21,941	40,219	—	—	—
Class B	—	—	—	—	—	—	—
Cost of shares redeemed
Class A	(111,746)	(342,266)	(78,076)	(143,861)	(5,404)	(2,437)	(6,455)
Class B	—	—	—	—	—	—	—
Net increase (decrease) in net assets from share transactions	145,120	82,879	31,401	39,732	26,402	17,545	44,204
Net increase (decrease) net assets	143,897	96,106	43,076	37,052	26,784	17,731	44,689
Net assets beginning of year	553,858	1,559,552	393,747	714,309	—	—	—
Net assets end of year	$697,755	$1,655,658	$436,823	$751,361	$26,784	$17,731	$44,689
Undistributed (excess of distributions over) net investment income	$18,767	$24,817	$8,462	$13,953	$—	$—	$—

(1) Share transactions
Shares sold
Class A	20,287	32,509	7,764	11,539	3,078	1,930	4,894
Class B	—	—	—	—	—	—	—
Reinvestment of distributions
Class A	2,963	2,239	1,926	3,307	—	—	—
Shares redeemed
Class A	(10,073)	(27,965)	(6,900)	(11,586)	(524)	(232)	(620)
Class B	—	—	—	—	—	—	—
Net increase/(decrease)
Class A	13,177	6,783	2,790	3,260	2,554	1,698	4,274
Class B	—	—	—	—	—	—	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$287,100	$154,630	$48,450	$77,443	$30,747	$28,817	$58,897
Proceeds from sales of securities	145,975	59,434	27,814	54,662	3,373	10,419	12,934

(a)             Period from April 28, 2014 (commencement of operations).

See accompanying Notes to Financial Statements.

	JNL/S&P 4 Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund
Operations
Net investment income (loss)	$33,351	$28,313	$46,812	$74,353	$35,611	$10,291
Net realized gain (loss)	526,051	57,380	167,270	358,137	318,966	152,459
Net change in unrealized appreciation (depreciation)	5,156	(32,349)	(80,325)	(155,256)	(91,767)	(54,381)
Net increase (decrease) in net assets from operations	564,558	53,344	133,757	277,234	262,810	108,369
Distributions to shareholders
From net investment income
Class A	(92,617)	(4,974)	(6,925)	(14,791)	(25,152)	(7,891)
Class B	—	—	—	—	—	—
From net realized gains
Class A	(86,345)	(18,669)	(46,457)	(105,048)	(106,550)	(45,185)
Class B	—	—	—	—	—	—
Total distributions to shareholders	(178,962)	(23,643)	(53,382)	(119,839)	(131,702)	(53,076)
Share transactions(1)
Proceeds from the sale of shares
Class A	2,187,860	326,268	628,051	1,056,439	961,692	473,830
Class B	—	—	—	—	—	—
Reinvestment of distributions
Class A	178,962	23,643	53,382	119,839	131,702	53,076
Class B	—	—	—	—	—	—
Cost of shares redeemed
Class A	(859,306)	(435,634)	(655,352)	(1,013,240)	(758,038)	(396,686)
Class B	—	—	—	—	—	—
Net increase (decrease) in net assets from share transactions	1,507,516	(85,723)	26,081	163,038	335,356	130,220
Net increase (decrease) net assets	1,893,112	(56,022)	106,456	320,433	466,464	185,513
Net assets beginning of year	3,090,538	1,716,378	3,342,874	6,042,052	4,514,404	1,579,419
Net assets end of year	$4,983,650	$1,660,356	$3,449,330	$6,362,485	$4,980,868	$1,764,932
Undistributed (excess of distributions over) net investment income	$306,174	$(47)	$(80)	$(143)	$(2,981)	$(1,255)

(1) Share transactions
Shares sold
Class A	124,913	26,731	47,243	73,516	65,578	28,046
Class B	—	—	—	—	—	—
Reinvestment of distributions
Class A	9,705	1,935	3,987	8,242	8,869	3,093
Shares redeemed
Class A	(49,201)	(35,678)	(49,252)	(70,322)	(51,679)	(23,373)
Class B	—	—	—	—	—	—
Net increase/(decrease)
Class A	85,417	(7,012)	1,978	11,436	22,768	7,766
Class B	—	—	—	—	—	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$1,953,469	$297,685	$672,249	$1,108,014	$1,027,651	$496,665
Proceeds from sales of securities	167,452	357,369	565,338	749,365	540,492	310,659

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from						Supplemental Data		Ratios(a)(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(c)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (in thousands)	Portfolio Turnover(e)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/American Funds Blue Chip Income and Growth Fund(f)
Class A
06/30/2015	$17.04	$0.01	$(0.08)	$(0.07)	$—		$—		$16.97	(0.41)%	$1,965,950	2%	0.60%	1.06%	0.16%
12/31/2014	14.98	0.52	1.73	2.25	(0.16)		(0.03)		17.04	14.99	1,874,780	1	0.61	1.09	3.25
12/31/2013	11.47	0.24	3.47	3.71	(0.14)		(0.06)		14.98	32.43	1,214,231	1	0.63	1.10	1.79
12/31/2012	10.21	0.22	1.15	1.37	(0.10)		(0.01)		11.47	13.43	698,789	5	0.65	1.10	1.97
12/31/2011	10.39	0.21	(0.34)	(0.13)	(0.05)		—		10.21	(1.25)	403,577	4	0.65	1.10	2.05
12/31/2010*	10.00	0.29	0.10	0.39	—		—		10.39	3.90	148,996	5	0.65	1.10	4.51
Class B
06/30/2015	17.14	0.03	(0.07)	(0.04)	—		—		17.10	(0.23)	211	2	0.37	0.83	0.36
12/31/2014	15.05	0.60	1.70	2.30	(0.18)		(0.03)		17.14	15.27	224	1	0.36	0.84	3.70
12/31/2013	11.53	0.25	3.49	3.74	(0.16)		(0.06)		15.05	32.51	158	1	0.38	0.85	1.83
12/31/2012	10.25	0.25	1.15	1.40	(0.11)		(0.01)		11.53	13.69	114	5	0.40	0.85	2.26
12/31/2011	10.41	0.32	(0.43)	(0.11)	(0.05)		—		10.25	(1.03)	55	4	0.40	0.85	3.12
12/31/2010*	10.00	0.42	(0.01)	0.41	—		—		10.41	4.10	9	5	0.40	0.85	6.57
JNL/American Funds Global Bond Fund(f)
Class A
06/30/2015	10.58	(0.02)	(0.26)	(0.28)	—		—		10.30	(2.65)	468,262	5	0.55	1.08	(0.37)
12/31/2014	10.54	0.13	(0.01)	0.12	(0.00	)(f)	(0.08)		10.58	1.17	493,988	15	0.55	1.10	1.18
12/31/2013	11.15	(0.06)	(0.27)	(0.33)	(0.23)		(0.05)		10.54	(2.95)	455,032	16	0.55	1.10	(0.55)
12/31/2012	10.82	0.22	0.41	0.63	(0.21)		(0.09)		11.15	5.76	466,274	11	0.55	1.10	1.98
12/31/2011	10.45	0.38	0.07	0.45	(0.08)		(0.00	)(g)	10.82	4.32	339,564	18	0.55	1.10	3.54
12/31/2010*	10.00	0.48	(0.03)	0.45	—		—		10.45	4.50	105,262	5	0.55	1.10	6.97
Class B
06/30/2015	10.65	(0.01)	(0.27)	(0.28)	—		—		10.37	(2.63)	160	5	0.32	0.85	(0.13)
12/31/2014	10.61	0.14	0.01	0.15	(0.03)		(0.08)		10.65	1.40	163	15	0.30	0.85	1.31
12/31/2013	11.22	(0.04)	(0.27)	(0.31)	(0.25)		(0.05)		10.61	(2.72)	221	16	0.30	0.85	(0.38)
12/31/2012	10.86	0.24	0.43	0.67	(0.22)		(0.09)		11.22	6.15	260	11	0.30	0.85	2.15
12/31/2011	10.47	0.39	0.08	0.47	(0.08)		(0.00	)(g)	10.86	4.53	176	18	0.30	0.85	3.58
12/31/2010*	10.00	0.63	(0.16)	0.47	—		—		10.47	4.70	79	5	0.30	0.85	8.98
JNL/American Funds Global Small Capitalization Fund(f)
Class A
06/30/2015	13.32	(0.04)	2.07	2.03	—		—		15.35	15.24	525,069	2	0.55	1.13	(0.55)
12/31/2014	13.20	(0.03)	0.27	0.24	(0.03)		(0.09)		13.32	1.80	394,604	11	0.55	1.15	(0.20)
12/31/2013	10.40	0.04	2.86	2.90	(0.07)		(0.03)		13.20	27.90	336,588	6	0.55	1.15	0.32
12/31/2012	8.95	0.11	1.49	1.60	(0.07)		(0.08)		10.40	17.90	205,624	8	0.55	1.15	1.09
12/31/2011	11.15	0.11	(2.28)	(2.17)	(0.03)		(0.00	)(g)	8.95	(19.43)	130,159	10	0.55	1.15	1.11
12/31/2010*	10.00	0.13	1.02	1.15	—		—		11.15	11.50	80,924	4	0.55	1.15	1.93
Class B
06/30/2015	13.39	(0.02)	2.08	2.06	—		—		15.45	15.38	145	2	0.32	0.90	(0.32)
12/31/2014	13.26	0.01	0.26	0.27	(0.05)		(0.09)		13.39	2.05	137	11	0.30	0.90	0.04
12/31/2013	10.45	0.07	2.86	2.93	(0.09)		(0.03)		13.26	28.03	133	6	0.30	0.90	0.62
12/31/2012	8.99	0.13	1.49	1.62	(0.08)		(0.08)		10.45	18.10	107	8	0.30	0.90	1.30
12/31/2011	11.16	0.12	(2.26)	(2.14)	(0.03)		(0.00	)(g)	8.99	(19.11)	49	10	0.30	0.90	1.19
12/31/2010*	10.00	0.22	0.94	1.16	—		—		11.16	11.60	23	4	0.30	0.90	3.11

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(a)(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(c)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (in thousands)	Portfolio Turnover(e)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/American Funds Growth-Income Fund(f)
Class A
06/30/2015	$16.94	$(0.00)	$0.46	$0.46	$—	$—		$17.40	2.72%	$2,812,499	0%	0.67%	1.05%	(0.04)%
12/31/2014	15.57	0.17	1.42	1.59	(0.10)	(0.12)		16.94	10.19	2,444,608	1	0.68	1.08	1.05
12/31/2013	11.80	0.15	3.73	3.88	(0.10)	(0.01)		15.57	32.93	1,644,396	5	0.69	1.09	1.12
12/31/2012	10.17	0.17	1.55	1.72	(0.08)	(0.01)		11.80	16.92	864,206	1	0.70	1.10	1.52
12/31/2011	10.45	0.18	(0.42)	(0.24)	(0.04)	—		10.17	(2.30)	460,263	3	0.70	1.10	1.76
12/31/2010*	10.00	0.24	0.21	0.45	—	—		10.45	4.50	174,494	0	0.70	1.10	3.72
Class B
06/30/2015	17.03	0.01	0.48	0.49	—	—		17.52	2.88	383	0	0.44	0.82	0.16
12/31/2014	15.64	0.20	1.43	1.63	(0.12)	(0.12)		17.03	10.41	395	1	0.43	0.83	1.23
12/31/2013	11.85	0.18	3.74	3.92	(0.12)	(0.01)		15.64	33.11	285	5	0.44	0.84	1.32
12/31/2012	10.20	0.19	1.56	1.75	(0.09)	(0.01)		11.85	17.18	170	1	0.45	0.85	1.71
12/31/2011	10.46	0.22	(0.44)	(0.22)	(0.04)	—		10.20	(2.09)	92	3	0.45	0.85	2.14
12/31/2010*	10.00	0.27	0.19	0.46	—	—		10.46	4.60	23	0	0.45	0.85	4.22
JNL/American Funds International Fund(f)
Class A
06/30/2015	12.33	0.01	0.64	0.65	—	—		12.98	5.27	988,858	0	0.65	1.23	0.17
12/31/2014	12.86	0.15	(0.53)	(0.38)	(0.09)	(0.06)		12.33	(3.04)	717,227	1	0.65	1.25	1.19
12/31/2013	10.71	0.13	2.13	2.26	(0.09)	(0.02)		12.86	21.10	561,746	4	0.67	1.25	1.12
12/31/2012	9.23	0.13	1.48	1.61	(0.11)	(0.02)		10.71	17.41	359,964	3	0.70	1.25	1.35
12/31/2011	10.85	0.20	(1.75)	(1.55)	(0.06)	(0.01)		9.23	(14.38)	213,058	3	0.70	1.25	1.99
12/31/2010*	10.00	0.27	0.58	0.85	—	—		10.85	8.50	102,766	3	0.70	1.25	3.92
Class B
06/30/2015	12.41	0.01	0.65	0.66	—	—		13.07	5.32	311	0	0.42	1.00	0.14
12/31/2014	12.93	0.19	(0.54)	(0.35)	(0.11)	(0.06)		12.41	(2.80)	402	1	0.40	1.00	1.49
12/31/2013	10.77	0.15	2.14	2.29	(0.11)	(0.02)		12.93	21.24	178	4	0.42	1.00	1.27
12/31/2012	9.28	0.18	1.45	1.63	(0.12)	(0.02)		10.77	17.57	161	3	0.45	1.00	1.82
12/31/2011	10.87	0.25	(1.77)	(1.52)	(0.06)	(0.01)		9.28	(14.05)	57	3	0.45	1.00	2.41
12/31/2010*	10.00	0.46	0.41	0.87	—	—		10.87	8.70	20	3	0.45	1.00	6.65
JNL/American Funds New World Fund(f)
Class A
06/30/2015	11.19	0.00	0.43	0.43	—	—		11.62	3.84	809,615	3	0.65	1.43	0.08
12/31/2014	12.37	0.09	(1.10)	(1.01)	(0.09)	(0.08)		11.19	(8.21)	735,706	3	0.65	1.45	0.70
12/31/2013	11.23	0.13	1.09	1.22	(0.06)	(0.02)		12.37	10.88	647,045	5	0.65	1.45	1.13
12/31/2012	9.69	0.09	1.59	1.68	(0.10)	(0.04)		11.23	17.38	464,295	5	0.65	1.45	0.83
12/31/2011	11.36	0.20	(1.82)	(1.62)	(0.05)	—		9.69	(14.30)	275,059	7	0.65	1.45	1.91
12/31/2010*	10.00	0.27	1.09	1.36	—	—		11.36	13.60	133,465	0	0.65	1.45	3.78
Class B
06/30/2015	11.25	0.02	0.43	0.45	—	—		11.70	4.00	172	3	0.42	1.20	0.32
12/31/2014	12.43	0.10	(1.08)	(0.98)	(0.12)	(0.08)		11.25	(8.01)	151	3	0.40	1.20	0.83
12/31/2013	11.28	0.15	1.10	1.25	(0.08)	(0.02)		12.43	11.09	177	5	0.40	1.20	1.32
12/31/2012	9.73	0.11	1.59	1.70	(0.11)	(0.04)		11.28	17.55	136	5	0.40	1.20	1.05
12/31/2011	11.37	0.35	(1.94)	(1.59)	(0.05)	—		9.73	(14.00)	81	7	0.40	1.20	3.34
12/31/2010*	10.00	0.28	1.09	1.37	—	—		11.37	13.70	18	0	0.40	1.20	3.94
JNL Institutional Alt 20 Fund
Class A
06/30/2015	16.19	(0.01)	0.24	0.23	—	—		16.42	1.42	1,717,474	8	0.17	0.17	(0.14)
12/31/2014	16.29	0.21	0.16	0.37	(0.29)	(0.18)		16.19	2.21	1,771,391	50	0.17	0.17	1.27
12/31/2013	14.82	0.26	1.78	2.04	(0.31)	(0.26)		16.29	13.88	1,772,220	24	0.17	0.17	1.64
12/31/2012	13.82	0.20	1.33	1.53	(0.21)	(0.32)		14.82	11.15	1,405,890	17	0.17	0.17	1.35
12/31/2011	14.32	0.29	(0.66)	(0.37)	(0.12)	(0.01)		13.82	(2.57)	910,347	23	0.19	0.19	1.99
12/31/2010	12.73	0.25	1.41	1.66	(0.07)	(0.00	)(g)	14.32	13.06	615,034	3	0.20	0.20	1.91

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(a)(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(c)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (in thousands)	Portfolio Turnover(e)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL Institutional Alt 35 Fund
Class A
06/30/2015	$16.46	$(0.01)	$0.22	$0.21	$—	$—	$16.67	1.28%	$2,232,227	6%	0.16%	0.16%	(0.11)%
12/31/2014	16.61	0.21	0.11	0.32	(0.28)	(0.19)	16.46	1.90	2,343,564	47	0.16	0.16	1.24
12/31/2013	15.29	0.24	1.65	1.89	(0.27)	(0.30)	16.61	12.46	2,409,369	30	0.16	0.16	1.49
12/31/2012	14.35	0.16	1.46	1.62	(0.25)	(0.43)	15.29	11.33	2,020,087	21	0.17	0.17	1.06
12/31/2011	15.05	0.33	(0.90)	(0.57)	(0.11)	(0.02)	14.35	(3.81)	1,389,770	29	0.17	0.17	2.17
12/31/2010	13.24	0.25	1.65	1.90	(0.08)	(0.01)	15.05	14.36	885,456	2	0.20	0.20	1.79
JNL Institutional Alt 50 Fund
Class A
06/30/2015	16.65	(0.01)	0.22	0.21	—	—	16.86	1.26	3,123,680	7	0.16	0.16	(0.07)
12/31/2014	16.79	0.21	0.11	0.32	(0.26)	(0.20)	16.65	1.86	3,292,344	45	0.16	0.16	1.21
12/31/2013	15.57	0.23	1.37	1.60	(0.21)	(0.17)	16.79	10.35	3,312,024	35	0.16	0.16	1.39
12/31/2012	14.65	0.13	1.45	1.58	(0.26)	(0.40)	15.57	10.88	2,799,205	27	0.16	0.16	0.83
12/31/2011	15.49	0.39	(1.10)	(0.71)	(0.11)	(0.02)	14.65	(4.63)	1,816,781	28	0.17	0.17	2.54
12/31/2010	13.57	0.26	1.76	2.02	(0.08)	(0.02)	15.49	14.90	1,077,623	2	0.20	0.20	1.82
JNL Alt 65 Fund
Class A
06/30/2015	15.71	(0.01)	0.22	0.21	—	—	15.92	1.34	707,275	8	0.19	0.19	(0.14)
12/31/2014	16.21	0.16	0.11	0.27	(0.26)	(0.51)	15.71	1.64	637,940	44	0.19	0.19	0.98
12/31/2013	15.33	0.17	1.27	1.44	(0.18)	(0.38)	16.21	9.50	765,597	37	0.18	0.18	1.06
12/31/2012	15.05	0.06	1.57	1.63	(0.42)	(0.93)	15.33	10.95	910,895	37	0.18	0.18	0.36
12/31/2011	16.07	0.33	(1.20)	(0.87)	(0.11)	(0.04)	15.05	(5.43)	986,845	40	0.18	0.18	2.06
12/31/2010	13.97	0.22	1.99	2.21	(0.07)	(0.04)	16.07	15.85	728,410	5	0.20	0.20	1.52
JNL/American Funds Balanced Allocation Fund
Class A
06/30/2015	12.33	0.00	0.38	0.38	—	—	12.71	3.08	993,087	1	0.65	0.68	0.06
12/31/2014	11.94	0.24	0.27	0.51	(0.10)	(0.02)	12.33	4.26	790,122	1	0.65	0.70	1.96
12/31/2013	10.42	0.23	1.36	1.59	(0.06)	(0.01)	11.94	15.26	462,075	1	0.67	0.70	2.06
12/31/2012*	10.00	0.33	0.09	0.42	—	—	10.42	4.20	148,585	9	0.70	0.70	4.79
JNL/American Funds Growth Allocation Fund
Class A
06/30/2015	12.95	(0.00)	0.56	0.56	—	—	13.51	4.32	843,639	1	0.65	0.68	(0.02)
12/31/2014	12.56	0.22	0.29	0.51	(0.08)	(0.04)	12.95	4.07	670,434	2	0.65	0.70	1.68
12/31/2013	10.44	0.22	1.96	2.18	(0.05)	(0.01)	12.56	20.86	373,245	4	0.67	0.70	1.88
12/31/2012*	10.00	0.28	0.16	0.44	—	—	10.44	4.40	104,924	11	0.70	0.70	4.15
JNL Disciplined Moderate Fund
Class A
06/30/2015	11.93	(0.01)	0.20	0.19	—	—	12.12	1.59	1,341,154	23	0.15	0.15	(0.15)
12/31/2014	12.08	0.18	0.48	0.66	(0.27)	(0.54)	11.93	5.35	1,279,991	18	0.15	0.15	1.43
12/31/2013	10.62	0.19	1.62	1.81	(0.15)	(0.20)	12.08	17.11	1,096,546	25	0.16	0.16	1.63
12/31/2012	9.80	0.15	1.15	1.30	(0.15)	(0.33)	10.62	13.30	761,054	25	0.17	0.17	1.43
12/31/2011	9.85	0.16	(0.09)	0.07	(0.12)	—	9.80	0.72	462,723	127	0.18	0.18	1.64
12/31/2010	8.94	0.18	0.81	0.99	(0.08)	—	9.85	11.10	346,433	21	0.18	0.18	1.93
JNL Disciplined Moderate Growth Fund
Class A
06/30/2015	11.51	(0.01)	0.29	0.28	—	—	11.79	2.43	1,668,163	23	0.15	0.15	(0.15)
12/31/2014	11.63	0.16	0.43	0.59	(0.21)	(0.50)	11.51	5.06	1,566,607	20	0.15	0.15	1.33
12/31/2013	9.76	0.16	2.05	2.21	(0.12)	(0.22)	11.63	22.68	1,295,129	21	0.16	0.16	1.47
12/31/2012	8.92	0.13	1.13	1.26	(0.12)	(0.30)	9.76	14.21	817,974	28	0.17	0.17	1.34
12/31/2011	9.09	0.13	(0.21)	(0.08)	(0.09)	—	8.92	(0.86)	509,358	101	0.18	0.18	1.40
12/31/2010	8.10	0.14	0.94	1.08	(0.09)	—	9.09	13.29	376,092	26	0.18	0.18	1.64

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(a)(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(c)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (in thousands)	Portfolio Turnover(e)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL Disciplined Growth Fund
Class A
06/30/2015	$10.89	$(0.01)	$0.31	$0.30	$—	$—		$11.19	2.75%	$746,213	21%	0.17%	0.17%	(0.17)%
12/31/2014	10.88	0.14	0.40	0.54	(0.17)	(0.36)		10.89	4.98	697,755	23	0.17	0.17	1.22
12/31/2013	9.01	0.15	2.01	2.16	(0.09)	(0.20)		10.88	24.06	553,858	20	0.18	0.18	1.48
12/31/2012	8.17	0.11	1.08	1.19	(0.10)	(0.25)		9.01	14.58	316,315	34	0.18	0.18	1.24
12/31/2011	8.52	0.11	(0.38)	(0.27)	(0.08)	—		8.17	(3.14)	181,732	109	0.18	0.18	1.24
12/31/2010	7.64	0.13	0.84	0.97	(0.09)	—		8.52	12.74	137,476	28	0.18	0.18	1.71
JNL/Franklin Templeton Founding Strategy Fund
Class A
06/30/2015	11.97	(0.00)	0.11	0.11	—	—		12.08	0.92	1,612,631	0	0.05	0.05	(0.05)
12/31/2014	11.85	0.18	0.14	0.32	(0.20)	—		11.97	2.67	1,655,658	4	0.05	0.05	1.49
12/31/2013	9.74	0.21	2.12	2.33	(0.22)	—		11.85	23.97	1,559,552	3	0.05	0.05	1.95
12/31/2012	8.58	0.23	1.14	1.37	(0.21)	—		9.74	15.96	1,226,311	5	0.05	0.05	2.44
12/31/2011	8.83	0.21	(0.33)	(0.12)	(0.13)	—		8.58	(1.36)	1,065,109	8	0.05	0.05	2.35
12/31/2010	8.22	0.14	0.71	0.85	(0.24)	—		8.83	10.39	1,037,981	3	0.05	0.05	1.72
JNL/Mellon Capital 10 x 10 Fund
Class A
06/30/2015	11.39	(0.00)	0.14	0.14	—	—		11.53	1.23	433,981	3	0.05	0.05	(0.05)
12/31/2014	11.07	0.23	0.68	0.91	(0.20)	(0.39)		11.39	8.26	436,823	7	0.05	0.05	1.99
12/31/2013	8.90	0.21	2.24	2.45	(0.21)	(0.07)		11.07	27.70	393,747	9	0.05	0.05	2.07
12/31/2012	7.93	0.21	1.05	1.26	(0.21)	(0.08)		8.90	15.96	314,184	10	0.05	0.05	2.40
12/31/2011	8.22	0.21	(0.38)	(0.17)	(0.12)	—		7.93	(2.09)	276,388	9	0.05	0.05	2.56
12/31/2010	7.19	0.14	1.04	1.18	(0.15)	(0.00	)(g)	8.22	16.43	257,545	8	0.05	0.05	1.90
JNL/Mellon Capital Index 5 Fund
Class A
06/30/2015	12.16	(0.00)	0.37	0.37	—	—		12.53	3.04	791,005	2	0.05	0.05	(0.05)
12/31/2014	12.20	0.22	0.43	0.65	(0.18)	(0.51)		12.16	5.30	751,361	7	0.05	0.05	1.79
12/31/2013	10.16	0.17	2.23	2.40	(0.17)	(0.19)		12.20	23.74	714,309	8	0.05	0.05	1.51
12/31/2012	9.31	0.19	1.10	1.29	(0.15)	(0.29)		10.16	13.96	542,692	4	0.05	0.05	1.87
12/31/2011	9.62	0.18	(0.38)	(0.20)	(0.09)	(0.02)		9.31	(2.08)	423,503	9	0.05	0.05	1.86
12/31/2010	8.39	0.14	1.19	1.33	(0.09)	(0.01)		9.62	15.78	332,481	10	0.05	0.05	1.58
JNL/MMRS Conservative Fund
Class A
06/30/2015	10.49	(0.02)	0.17	0.15	—	—		10.64	1.43	497,674	2	0.36	0.36	(0.36)
12/31/2014*	10.00	0.33	0.16	0.49	—	—		10.49	4.90	26,784	32	0.35	0.35	4.75
JNL/MMRS Growth Fund
Class A
06/30/2015	10.44	(0.02)	0.19	0.17	—	—		10.61	1.63	49,268	68	0.35	0.35	(0.35)
12/31/2014*	10.00	0.24	0.20	0.44	—	—		10.44	4.40	17,731	166	0.36	0.36	3.44
JNL/MMRS Moderate Fund
Class A
06/30/2015	10.46	(0.02)	0.24	0.22	—	—		10.68	2.10	168,000	1	0.36	0.36	(0.36)
12/31/2014*	10.00	0.24	0.22	0.46	—	—		10.46	4.60	44,689	79	0.35	0.35	3.45
JNL/S&P 4 Fund
Class A
06/30/2015	18.47	(0.00)	(0.12)	(0.12)	—	—		18.35	(0.65)	5,762,532	1	0.05	0.05	(0.05)
12/31/2014	16.76	0.15	2.26	2.41	(0.36)	(0.34)		18.47	14.40	4,983,650	4	0.05	0.05	0.84
12/31/2013	12.00	0.18	5.04	5.22	(0.10)	(0.36)		16.76	43.63	3,090,538	4	0.05	0.05	1.21
12/31/2012	10.92	0.12	1.64	1.76	(0.22)	(0.46)		12.00	16.23	1,284,464	10	0.05	0.05	0.97
12/31/2011	10.86	0.11	0.53	0.64	(0.53)	(0.05)		10.92	5.87	1,009,149	13	0.05	0.05	0.97
12/31/2010	9.55	0.09	1.23	1.32	—	(0.01)		10.86	13.79	843,945	10	0.05	0.05	0.90

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(a)(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(c)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (in thousands)	Portfolio Turnover(e)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/S&P Managed Conservative Fund
Class A
06/30/2015	$12.15	$(0.01)	$0.13	$0.12	$—	$—	$12.27	0.99%	$1,615,723	5%	0.15%	0.15%	(0.15)%
12/31/2014	11.95	0.20	0.18	0.38	(0.04)	(0.14)	12.15	3.12	1,660,356	17	0.15	0.15	1.66
12/31/2013	11.51	0.20	0.32	0.52	(0.07)	(0.01)	11.95	4.52	1,716,378	39	0.15	0.15	1.73
12/31/2012	10.96	0.17	0.79	0.96	(0.26)	(0.15)	11.51	8.77	1,840,028	18	0.15	0.15	1.47
12/31/2011	11.00	0.17	0.17	0.34	(0.23)	(0.15)	10.96	3.12	1,298,317	35	0.16	0.16	1.48
12/31/2010	10.34	0.18	0.72	0.90	(0.24)	—	11.00	8.70	979,568	9	0.17	0.17	1.67
JNL/S&P Managed Moderate Fund
Class A
06/30/2015	13.30	(0.01)	0.24	0.23	—	—	13.53	1.73	3,422,774	3	0.14	0.14	(0.14)
12/31/2014	12.99	0.18	0.34	0.52	(0.03)	(0.18)	13.30	3.98	3,449,330	16	0.14	0.14	1.36
12/31/2013	11.84	0.19	1.05	1.24	(0.06)	(0.03)	12.99	10.43	3,342,874	33	0.14	0.14	1.52
12/31/2012	11.18	0.16	1.06	1.22	(0.21)	(0.35)	11.84	10.92	2,913,234	30	0.14	0.14	1.30
12/31/2011	11.39	0.14	(0.04)	0.10	(0.21)	(0.10)	11.18	0.84	2,129,486	28	0.15	0.15	1.24
12/31/2010	10.41	0.15	1.02	1.17	(0.19)	—	11.39	11.30	1,665,098	5	0.15	0.15	1.41
JNL/S&P Managed Moderate Growth Fund
Class A
06/30/2015	14.43	(0.01)	0.35	0.34	—	—	14.77	2.36	6,336,068	3	0.14	0.14	(0.14)
12/31/2014	14.07	0.17	0.46	0.63	(0.03)	(0.24)	14.43	4.51	6,362,485	12	0.14	0.14	1.18
12/31/2013	12.24	0.19	1.74	1.93	(0.06)	(0.04)	14.07	15.85	6,042,052	22	0.14	0.14	1.41
12/31/2012	11.27	0.14	1.41	1.55	(0.18)	(0.40)	12.24	13.74	4,800,412	34	0.14	0.14	1.15
12/31/2011	11.80	0.14	(0.29)	(0.15)	(0.18)	(0.20)	11.27	(1.27)	3,519,718	23	0.14	0.14	1.19
12/31/2010	10.54	0.13	1.26	1.39	(0.13)	—	11.80	13.18	2,861,191	6	0.15	0.15	1.16
JNL/S&P Managed Growth Fund
Class A
06/30/2015	14.74	(0.01)	0.49	0.48	—	—	15.22	3.26	5,076,468	4	0.14	0.14	(0.14)
12/31/2014	14.33	0.11	0.70	0.81	(0.08)	(0.32)	14.74	5.63	4,980,868	11	0.14	0.14	0.75
12/31/2013	11.84	0.15	2.52	2.67	(0.11)	(0.07)	14.33	22.58	4,514,404	22	0.14	0.14	1.12
12/31/2012	10.70	0.12	1.52	1.64	(0.14)	(0.36)	11.84	15.34	3,263,336	26	0.14	0.14	1.03
12/31/2011	11.18	0.11	(0.46)	(0.35)	(0.08)	(0.05)	10.70	(3.14)	2,482,133	19	0.14	0.14	0.98
12/31/2010	9.71	0.08	1.49	1.57	(0.10)	—	11.18	16.12	2,140,816	7	0.15	0.15	0.75
JNL/S&P Managed Aggressive Growth Fund
Class A
06/30/2015	17.04	(0.01)	0.62	0.61	—	—	17.65	3.58	1,844,593	5	0.15	0.15	(0.15)
12/31/2014	16.48	0.10	0.99	1.09	(0.08)	(0.45)	17.04	6.58	1,764,932	18	0.15	0.15	0.61
12/31/2013	13.22	0.15	3.25	3.40	(0.10)	(0.04)	16.48	25.77	1,579,419	25	0.15	0.15	0.99
12/31/2012	11.51	0.11	1.71	1.82	(0.11)	—	13.22	15.84	1,091,906	24	0.16	0.16	0.86
12/31/2011	12.17	0.10	(0.68)	(0.58)	(0.08)	—	11.51	(4.79)	843,436	20	0.16	0.16	0.84
12/31/2010	10.46	0.08	1.71	1.79	(0.08)	—	12.17	17.09	788,664	11	0.17	0.17	0.76

*

Commencement of operations was as follows: JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund- May 3, 2010; JNL/American Funds Balanced Allocation Fund and JNL/American Funds Growth Allocation Fund — April 30, 2012; JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund and JNL/MMRS Moderate Fund — April 28, 2014. .

(a)	Annualized for periods less than one year.
(b)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and Underlying Funds’ expenses.
(c)	Calculated using the average shares method.
(d)	Total return assumes reinvestment of all distributions for the period. Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(e)

Portfolio turnover is not annualized for periods of less than one year. Portfolio turnover is based on the Feeder Funds’ or Fund of Funds’ purchases or sales of the Master Fund or Underlying Funds, respectively.

(f)

The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.

(g)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

NOTE 1.  ORGANIZATION

The JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994.  The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended, (“1933 Act”).  The Trust currently offers shares in ninety-nine (99) separate funds, each with its own investment objective.  Information in these financial statements pertains to twenty-seven (27) Funds (each a “Fund”, and collectively, “Funds”) offered by the Trust that are listed in the table below.

Jackson National Asset Management, LLC (“JNAM” or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser to each of the Funds.  Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Shares of each Fund are sold to life insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.  Shares may also be sold directly to qualified and non-qualified retirement plans and to other affiliated funds.  The Funds and each Fund’s Adviser or Sub-Adviser are:

Fund:	Adviser/Sub-Adviser:

JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund. The funds are collectively known as “Master Feeder Funds”.

JNAM (Adviser to each Feeder Fund) Capital Research and Management Company (Investment Adviser to each Master Fund)

JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, and JNL Institutional Alt 50 Fund. The funds are collectively known as “JNL Institutional Alt Funds”.
JNL Alt 65 Fund
JNL/American Funds Balanced Allocation Fund and JNL/American Funds Growth Allocation Fund. The funds are collectively known as “JNL/American Funds Fund of Funds”.
JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund and JNL Disciplined Growth Fund. The funds are collectively known as “JNL Disciplined Funds”.
JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund, JNL/S&P 4 Fund

JNAM
JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund and JNL/MMRS Moderate Fund. The funds are collectively known as “JNL/MMRS Funds”.	Milliman Financial Risk Management LLC

JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund and JNL/S&P Managed Aggressive Growth Fund. The funds are collectively known as “JNL/S&P Funds”.

Standard & Poor’s Investment Advisory Services LLC

Each Fund, except the Master Feeder Funds, operates under a “Fund of Funds” structure, investing substantially all of its assets in other affiliated or unaffiliated Funds (each, an “Underlying Fund,” and, collectively, the “Underlying Funds”).  The affiliated Underlying Funds are advised by JNAM.

Each of the Master Feeder Funds operates as a “Feeder Fund” and seeks to achieve its investment objective by investing primarily all its investable assets in a separate mutual fund (“Master Fund”).  Each Master Feeder Fund’s Master Fund is a series of American Funds Insurance Series® (“American Funds”), a registered open-end management investment company that has the same investment objective as each corresponding Feeder Fund.  Each Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities.  As of June 30, 2015, the JNL/American Funds Master Feeder Funds owned the following percentage of its corresponding Master Fund:  JNL/American Funds Blue Chip Income and Growth Fund – 27.19%, JNL/American Funds Global Bond Fund – 18.47%, JNL/American Funds Global Small Capitalization Fund – 10.92%, JNL/American Funds Growth-Income Fund – 11.15%, JNL/American Funds International Fund – 12.13% and JNL/American Funds New World Fund – 29.01%.  The Master Funds’ Schedule of Investments, Financial Statements and accounting policies are outlined in each Master Fund’s shareholder report, which accompanies this report.  This report should be read in conjunction with the Master Funds’ shareholder reports.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds:  JNL/American Funds Global Bond Fund, JNL Institutional Alt Funds, JNL Alt 65 Fund, JNL/American Funds Fund of Funds, JNL Disciplined Funds, JNL/MMRS Funds, JNL/S&P 4 Fund and JNL/S&P Funds.

Each Fund offers Class A shares.  The Master Feeder Funds also offer Class B shares.  The two classes differ principally in applicable 12b-1 fees.  Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes.  Each share class also has different voting rights on matters affecting a single class.  No class has preferential dividend rights. Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Effective April 27, 2015, the name of JNL Institutional Alt 65 Fund was changed to JNL Alt 65 Fund.

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation and Fair Value Measurement - Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The Fund of Funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date.  Valuation of investments by the Underlying Funds is discussed in the shareholder report of the Underlying Funds.  Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date.  Valuation of the investments by the Master Fund is discussed in each Master Fund’s annual shareholder report, which accompanies this report.

FASB ASC Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance and are summarized into 3 broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds.  Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy.  The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.  There were no Level 2 or Level 3 investments in these Funds.

Distributions to Shareholders - The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  Dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax.  Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carry forwards.  Capital gains distributions received from the Master Funds and the affiliated Underlying Funds are recorded as net realized gain from affiliated investments in the Statements of Operations.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes.  Dividend income is recorded on the ex-dividend date.  Realized gains and losses are determined on the specific identification basis.

Expenses - Expenses are recorded on an accrual basis.  Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund.  Expenses attributable to a specific class of shares are charged to that class.  Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Expenses in Master Funds and Fund of Funds - Because each Feeder Fund invests substantially all of its assets in a Master Fund, the Feeder Fund shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests.  Such expenses are not included in the Statements of Operations, but are incurred indirectly because they are considered in the calculation of the NAV of the respective Master Fund.  As a result, the Feeder Funds’ actual expenses may be higher than those of other mutual funds that invest directly in securities.  A similar situation exists for a Fund of Funds as it relates to the expenses associated with the investments in Underlying Funds.

Guarantees and Indemnifications - In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  However, since their commencement of operations, the Funds have not had claims or losses pursuant to its contracts and expect the risk of loss to be remote.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 3.  CERTAIN RISKS

Market Risk - In the normal course of business, the Master Funds and Underlying Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”).  The value of securities held by the Master Funds and Underlying

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by a Master Fund or Underlying Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations.

Credit and Counterparty Risk - In the normal course of business, the Master Funds or Underlying Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, a Master Fund or Underlying Fund may be exposed to the risk that an institution or other entity with which the Master Fund or Underlying Fund has unsettled or open transactions will default (“counterparty risk”).  Financial assets, which potentially expose a Master Fund or Underlying Fund to credit risk, consist principally of investments and cash due from counterparties.  The potential loss could exceed the value of the financial assets and liabilities recorded in the Master Fund’s or Underlying Fund’s financial statements.  A Master Fund or Underlying Fund manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.  A Master Fund’s or Underlying Fund’s Adviser and Sub-Advisers attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions.  In order to preserve certain safeguards for non-standard settlement trades, the Master Fund and Underlying Fund restrict their exposure to credit and counterparty losses by entering into master netting agreements with counterparties with whom they undertake a significant volume of transactions.  In the event of default, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  The extent of a Master Fund’s or Underlying Fund’s exposure to credit and counterparty risks in respect to financial assets is incorporated within their carrying value as recorded in each Master Fund’s or Underlying Fund’s Statement of Assets and Liabilities.  For certain derivative contracts held by a Master Fund or Underlying Fund, the potential loss could exceed the value of the financial assets recorded in their financial statements.

Underlying Fund Investment Risks - Each Fund’s  prospectus  includes  a  discussion  of  the  principal  investment risks  of the  Master Fund or Underlying Fund in which it invests.  Additional risks associated with a Master Fund’s or Underlying Fund’s investments are described within the respective Master Fund’s or Underlying Fund’s annual shareholder report.

Feeder Funds and Fund of Funds Risks - The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments.  The value of an investment in a Fund of Funds changes with the values of the corresponding Underlying Funds and their investments.  Each Master Fund’s and Underlying Fund’s shares may be purchased by other investment companies and shareholders.  In some cases, the Master Fund or Underlying Fund may experience large subscriptions or redemptions due to allocation changes or rebalancing.  While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

NOTE 4.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees - The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services.  Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.

JNAM also serves as the “Administrator” to the Funds.  The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly.  In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund.  Each Fund is responsible for interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and independent legal counsel to the disinterested Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedule indicates the range of the advisory fee at various net assets levels and the administrative fee each Fund is currently obligated to pay JNAM.  For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

	Advisory Fee (m-millions)		Administrative
	$0 to $500m	Over $500m	Fee
JNL/American Funds Blue Chip Income and Growth Fund	0.70%	0.70 - 0.65%	0.15%
JNL/American Funds Global Bond Fund	0.70	0.70 - 0.65	0.15
JNL/American Funds Global Small Capitalization Fund	0.75	0.75 - 0.70	0.15
JNL/American Funds Growth-Income Fund	0.70	0.70 - 0.65	0.15
JNL/American Funds International Fund	0.85	0.85 - 0.80	0.15
JNL/American Funds New World Fund	1.05	1.05 - 1.00	0.15
JNL Institutional Alt Funds	0.15	0.10	0.05
JNL Alt 65 Fund	0.15	0.10	0.05
JNL/American Funds Fund of Funds	0.30	0.30 - 0.275	0.15
JNL Disciplined Funds	0.13	0.08	0.05
JNL/Franklin Templeton Founding Strategy Fund	0.00	0.00	0.05
JNL/Mellon Capital 10 x 10 Fund	0.00	0.00	0.05
JNL/Mellon Capital Index 5 Fund	0.00	0.00	0.05
JNL/MMRS Funds	0.30	0.30 - 0.25	0.05

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

	Advisory Fee (m-millions)		Administrative
	$0 to $500m	Over $500m	Fee
JNL/S&P 4 Fund	0.00%	0.00%	0.05%
JNL/S&P Funds	0.13	0.08	0.05

Fee Waiver - Pursuant to contractual fee waiver agreements, JNAM agreed to waive a portion of its advisory fees for each of the following Funds.  None of the waived advisory fees can be recaptured by JNAM.  The amount of waived expenses for each Fund is recorded as an expense waiver in each Fund’s Statement of Operations.

Advisory Fee Waiver as a Percentage of Average Daily Net Assets
JNL/American Funds Blue Chip Income and Growth Fund(1)	0.43%
JNL/American Funds Global Bond Fund(2)	0.50
JNL/American Funds Global Small Capitalization Fund(3)	0.55
JNL/American Funds Growth-Income Fund(4)	0.35
JNL/American Funds International Fund(3)	0.55
JNL/American Funds New World Fund(5)	0.75
JNL/American Funds Balanced Allocation Fund(6)	0.00
JNL/American Funds Growth Allocation Fund(6)	0.00

(1)Prior to April 27, 2015 the Fund’s contractual fee waiver was 0.48%.

(2)Prior to April 27, 2015 the Fund’s contractual fee waiver was 0.55%.

(3)Prior to April 27, 2015 the Fund’s contractual fee waiver was 0.60%.

(4)Prior to April 27, 2015 the Fund’s contractual fee waiver was 0.40%.

(5)Prior to April 27, 2015 the Fund’s contractual fee waiver was 0.80%.

(6) Prior to April 27, 2015 the Fund’s contractual fee waiver was 0.05%.

Other Service Providers - JPMorgan Chase Bank, N.A. (“JPM Chase”) acts as custodian for the Funds.

Distribution Fees - The Master Feeder Funds and JNL/American Funds Fund of Funds have adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act.  Pursuant to the Plan, the Funds will pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (the “Distributor” or “JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares.  To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services.  Under the Plan, each Fund accrues the Rule 12b-1 fee daily, at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A shares, and pays the fee monthly to JNLD.  JNLD also is the principal underwriter of the variable annuity insurance products issued by Jackson and its subsidiaries.  Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

Deferred Compensation Plan - The Funds adopted a Deferred Compensation Plan whereby a disinterested Trustee may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Trustee.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds.  Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Investments in Affiliates - The Fund of Funds invested solely in shares of other affiliated Funds advised by JNAM.  The Master Feeder Funds invest primarily all of their investable assets in the respective American Funds Master Fund.  Due to their ownership of more than 5% of the shares of the American Funds Master Fund, the Master Feeder Funds may be deemed an affiliated person thereof under the 1940 Act.  The following table details each Fund’s long term investments in affiliates (in thousands) held during the period ended June 30, 2015.

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/American Funds Blue Chip Income and Growth Fund
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	$1,875,718	$331,682	$42,160	$200,566	$18,102	$1,961,656
	$1,875,718	$331,682	$42,160	$200,566	$18,102	$1,961,656
JNL/American Funds Global Bond Fund
American Funds Insurance Series - Global Bond Fund - Class 1	$494,325	$25,639	$26,893	$13,327	$(1,776)	$467,945
	$494,325	$25,639	$26,893	$13,327	$(1,776)	$467,945

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	$394,877	$109,122	$8,164	$34,909	$1,596	$523,107
	$394,877	$109,122	$8,164	$34,909	$1,596	$523,107
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Global Growth and Income Fund - Class 1	$2,446,084	$704,270	$9,140	$405,637	$3,585	$2,810,349
	$2,446,084	$704,270	$9,140	$405,637	$3,585	$2,810,349
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	$717,938	$293,016	$2,816	$56,628	$508	$988,540
	$717,938	$293,016	$2,816	$56,628	$508	$988,540
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	$736,179	$109,592	$21,429	$45,908	$(1,898)	$809,031
	$736,179	$109,592	$21,429	$45,908	$(1,898)	$809,031
JNL/Institutional Alt 20 Fund
Curian/Ashmore Emerging Market Small Cap Equity Fund	$5,658	$34	$6,302	$34	$104	$—
Curian/PineBridge Merger Arbitrage Fund	2,641	—	2,646	—	(15)	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	10,442	243	10,596	243	(628)	—
JNL Multi-Manager Alternative Fund - Class A	—	9,865	—	—	—	9,695
JNL/AQR Managed Futures Strategy Fund - Class A	37,974	603	2,048	—	262	36,580
JNL/AQR Risk Parity Fund	10,820	—	5,433	—	359	5,550
JNL/BlackRock Global Long Short Credit Fund	29,098	6,948	313	—	11	35,875
JNL/Boston Partners Global Long Short Equity Fund - Class A	29,275	4,103	89	—	3	34,827
JNL/Brookfield Global Infrastructure Fund - Class A	28,436	4	4,414	—	1,554	22,656
JNL/DFA U.S. Micro Cap Fund - Class A	19,850	—	1,376	—	327	19,056
JNL/DoubleLine Total Return Fund	80,466	3,508	—	—	—	84,469
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	40,121	1,607	8	—	—	42,886
JNL/Franklin Templeton Frontier Markets Fund	11,717	—	11,282	—	(1,573)	—
JNL/Franklin Templeton Global Growth Fund - Class A	38,158	1,059	22	—	—	39,793
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	87,725	—	3,267	—	(81)	84,184
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	8,362	—	8,192	—	(1,602)	—
JNL/Invesco Global Real Estate Fund - Class A	27,580	—	4,154	—	919	22,907
JNL/Lazard Emerging Markets Fund - Class A	59,766	5,885	452	—	(19)	64,360
JNL/Mellon Capital International Index Fund - Class A	175,145	—	9,589	—	2,053	176,656
JNL/Mellon Capital Nasdaq 25 Fund - Class A	58,652	—	2,762	—	1,518	56,090
JNL/Mellon Capital S&P 24 Fund - Class A	63,697	—	58,843	—	8,233	4,328
JNL/Mellon Capital S&P SMid 60 Fund - Class A	29,333	—	28,564	—	3,553	—
JNL/Mellon Capital Small Cap Index Fund - Class A	58,331	63	865	—	331	60,204
JNL/Neuberger Berman Currency Fund - Class A	21,921	1,755	991	—	(12)	22,618
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	17,859	154	75	—	(23)	17,432
JNL/Neuberger Berman Strategic Income Fund - Class A	66,507	—	1,326	—	87	65,679
JNL/Nicholas Convertible Arbitrage Fund	32,707	53	2,368	—	116	31,093
JNL/PIMCO Real Return Fund - Class A	32,911	—	33,756	—	501	—
JNL/PIMCO Total Return Bond Fund - Class A	39,911	16,494	4,359	—	9	51,845
JNL/PPM America Floating Rate Income Fund - Class A	39,013	—	2,766	—	(26)	37,137
JNL/PPM America High Yield Bond Fund - Class A	56,416	2	892	—	36	57,142
JNL/PPM America Long Short Credit Fund	31,923	570	—	—	—	32,919
JNL/PPM America Total Return Fund - Class A	88,421	—	1,634	—	32	86,957
JNL/Red Rocks Listed Private Equity Fund - Class A	20,985	—	4,367	—	1,347	18,161
JNL/S&P Competitive Advantage Fund - Class A	83,536	3,465	833	—	54	89,081
JNL/S&P Dividend Income & Growth Fund - Class A	77,806	8,420	70	—	5	83,741
JNL/S&P Mid 3 Fund - Class A	—	37,051	—	—	—	36,097
JNL/Scout Unconstrained Bond Fund - Class A	46,395	—	642	—	(27)	46,085
JNL/T.Rowe Price Value Fund - Class A	96,026	3,093	1,463	—	87	98,816
JNL/The London Company Focused U.S. Equity Fund	40,431	14,327	—	—	—	55,804
JNL/Van Eck International Gold Fund - Class A	1,561	—	1,611	—	(77)	—

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/Institutional Alt 20 Fund (continued)
JNL/WCM Focused International Equity Fund	$64,100	$12,888	$—	$—	$—	$80,405
JNL/Westchester Capital Event Driven Fund - Class A	—	6,729	—	—	—	6,615
	$1,771,676	$138,923	$218,370	$277	$17,418	$1,717,743
JNL/Institutional Alt 35 Fund
Curian/Ashmore Emerging Market Small Cap Equity Fund	$4,680	$28	$5,202	$28	$70	$—
Curian/PineBridge Merger Arbitrage Fund	5,667	—	5,678	—	(35)	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	29,002	690	29,435	690	(1,731)	—
JNL Multi-Manager Alternative Fund - Class A	—	14,573	—	—	—	14,301
JNL/AQR Managed Futures Strategy Fund - Class A	86,392	4,022	4,978	—	622	85,283
JNL/AQR Risk Parity Fund	26,838	—	13,525	—	1,002	13,831
JNL/BlackRock Global Long Short Credit Fund	68,054	5,638	339	—	12	73,772
JNL/Boston Partners Global Long Short Equity Fund - Class A	60,117	16,952	310	—	12	80,122
JNL/Brookfield Global Infrastructure Fund - Class A	77,768	2	9,856	—	3,410	63,940
JNL/DFA U.S. Micro Cap Fund - Class A	18,265	—	4,217	—	1,004	14,387
JNL/DoubleLine Total Return Fund	96,532	7	335	—	23	96,842
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	88,237	—	2,621	—	59	88,175
JNL/Franklin Templeton Frontier Markets Fund	13,284	—	12,785	—	(1,682)	—
JNL/Franklin Templeton Global Growth Fund - Class A	42,418	313	11	—	—	43,405
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	96,233	22	176	—	(3)	95,748
JNL/Franklin Templeton Natural Resources Fund	5,953	—	5,777	—	(2,510)	—
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	6,056	—	5,931	—	(902)	—
JNL/Invesco Global Real Estate Fund - Class A	64,334	—	7,686	—	1,572	55,262
JNL/Lazard Emerging Markets Fund - Class A	70,655	4,550	518	—	(16)	73,794
JNL/Mellon Capital International Index Fund - Class A	215,580	—	21,540	—	1,458	207,306
JNL/Mellon Capital Nasdaq 25 Fund - Class A	65,965	—	6,155	—	3,296	60,058
JNL/Mellon Capital S&P 24 Fund - Class A	66,192	—	57,067	—	8,689	8,435
JNL/Mellon Capital S&P SMid 60 Fund - Class A	27,129	—	26,374	—	2,774	—
JNL/Mellon Capital Small Cap Index Fund - Class A	67,721	25	1,780	—	697	69,071
JNL/Neuberger Berman Currency Fund - Class A	41,519	10,058	50	—	—	51,555
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	40,375	73	29	—	(9)	39,271
JNL/Neuberger Berman Strategic Income Fund - Class A	63,756	1	968	—	64	63,264
JNL/Nicholas Convertible Arbitrage Fund	73,811	10	659	—	28	74,691
JNL/PIMCO Real Return Fund - Class A	25,999	—	26,665	—	339	—
JNL/PIMCO Total Return Bond Fund - Class A	42,697	14,104	1,610	—	4	54,981
JNL/PPM America Floating Rate Income Fund - Class A	36,077	—	1,359	—	(10)	35,555
JNL/PPM America High Yield Bond Fund - Class A	64,557	—	1,854	—	67	64,548
JNL/PPM America Long Short Credit Fund	74,853	44	1,315	—	(12)	74,596
JNL/PPM America Total Return Fund - Class A	108,556	—	5,736	—	127	103,093
JNL/Red Rocks Listed Private Equity Fund - Class A	56,661	—	14,404	—	4,956	46,435
JNL/S&P Competitive Advantage Fund - Class A	82,079	7,238	—	—	—	92,156
JNL/S&P Dividend Income & Growth Fund - Class A	68,475	13,602	—	—	—	79,708
JNL/S&P Mid 3 Fund - Class A	—	19,103	—	—	—	18,607
JNL/Scout Unconstrained Bond Fund - Class A	50,184	—	495	—	(19)	50,051
JNL/T.Rowe Price Value Fund - Class A	97,692	19	1,238	—	72	97,567
JNL/The London Company Focused U.S. Equity Fund	35,437	7,149	—	—	—	43,560
JNL/Van Eck International Gold Fund - Class A	5,156	—	2,322	—	(112)	2,738
JNL/Westchester Capital Event Driven Fund - Class A	—	13,283	—	—	—	13,058
	$2,343,939	$137,675	$281,000	$718	$23,316	$2,232,576
JNL/Institutional Alt 50 Fund
Curian/Ashmore Emerging Market Small Cap Equity Fund	$6,688	$39	$7,426	$39	$52	$—
Curian/PineBridge Merger Arbitrage Fund	11,704	—	11,727	—	(78)	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	59,900	1,812	60,663	1,812	(4,046)	—
JNL Multi-Manager Alternative Fund - Class A	—	41,451	—	—	—	40,669
JNL/WCM Focused International Equity Fund	78,114	23,551	12,756	—	1,197	93,790
JNL/AQR Managed Futures Strategy Fund - Class A	169,484	—	9,998	—	1,301	159,828
JNL/AQR Risk Parity Fund	43,632	—	21,999	—	1,699	22,550
JNL/BlackRock Global Long Short Credit Fund	134,859	34,126	2,364	—	84	167,267

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/Institutional Alt 50 Fund (continued)
JNL/Boston Partners Global Long Short Equity Fund - Class A	$141,090	$21,577	$59	$—	$1	$169,907
JNL/Brookfield Global Infrastructure Fund - Class A	157,402	—	27,346	—	9,474	122,433
JNL/DFA U.S. Micro Cap Fund - Class A	17,995	—	3,938	—	935	14,401
JNL/DoubleLine Total Return Fund	113,279	6	1,176	—	81	112,862
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	171,286	4	7,437	—	196	168,843
JNL/Franklin Templeton Frontier Markets Fund	12,133	—	11,679	—	(1,686)	—
JNL/Franklin Templeton Global Growth Fund - Class A	36,353	39	17	—	—	36,958
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	108,253	—	2,558	—	(65)	105,343
JNL/Franklin Templeton Natural Resources Fund	20,624	—	20,845	—	(8,125)	—
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	4,607	—	4,468	—	(545)	—
JNL/Invesco Global Real Estate Fund - Class A	128,909	—	21,161	—	6,196	105,329
JNL/Lazard Emerging Markets Fund - Class A	73,200	6,449	341	—	(42)	78,298
JNL/Mellon Capital International Index Fund - Class A	233,227	—	34,991	—	7,330	213,306
JNL/Mellon Capital Nasdaq 25 Fund - Class A	73,804	—	5,920	—	3,210	68,132
JNL/Mellon Capital S&P 24 Fund - Class A	67,252	—	60,567	—	8,653	6,003
JNL/Mellon Capital S&P SMid 60 Fund - Class A	18,959	—	18,354	—	1,718	—
JNL/Mellon Capital Small Cap Index Fund - Class A	74,462	—	3,772	—	1,636	74,078
JNL/Neuberger Berman Currency Fund - Class A	86,636	13,209	550	—	(4)	99,200
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	60,888	265	—	—	—	59,420
JNL/Neuberger Berman Strategic Income Fund - Class A	74,416	—	1,840	—	120	73,134
JNL/Nicholas Convertible Arbitrage Fund	147,396	3	6,630	—	304	143,860
JNL/PIMCO Real Return Fund - Class A	30,443	13	31,242	—	389	—
JNL/PIMCO Total Return Bond Fund - Class A	44,557	19,794	2,539	—	4	61,494
JNL/PPM America Floating Rate Income Fund - Class A	41,817	—	1,409	—	(8)	41,382
JNL/PPM America High Yield Bond Fund - Class A	73,181	3	1,668	—	(34)	73,613
JNL/PPM America Long Short Credit Fund	149,372	90	1,624	—	(16)	149,852
JNL/PPM America Total Return Fund - Class A	120,029	—	8,782	—	205	111,597
JNL/Red Rocks Listed Private Equity Fund - Class A	118,381	—	27,124	—	8,411	99,805
JNL/S&P Competitive Advantage Fund - Class A	97,474	7,364	—	—	—	108,228
JNL/S&P Dividend Income & Growth Fund - Class A	95,526	6,693	—	—	—	99,250
JNL/S&P Mid 3 Fund - Class A	—	17,542	—	—	—	17,087
JNL/Scout Unconstrained Bond Fund - Class A	54,715	24	35	—	(1)	55,102
JNL/T.Rowe Price Value Fund - Class A	128,349	1,008	1,661	—	93	129,159
JNL/Van Eck International Gold Fund - Class A	12,463	—	4,969	—	(638)	7,243
JNL/WCM Focused International Equity Fund	72,983	6,169	—	—	—	83,410
JNL/Westchester Capital Event Driven Fund - Class A	—	35,336	—	—	—	34,735
	$3,292,859	$230,398	$441,635	$1,851	$38,001	$3,124,158
JNL Alt 65 Fund(1)
Curian/Ashmore Emerging Market Small Cap Equity Fund	$961	$4	$1,048	$4	$3	$—
Curian/PineBridge Merger Arbitrage Fund	1,845	—	1,847	—	(9)	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	13,352	212	13,564	213	(700)	—
JNL Multi-Manager Alternative Fund - Class A	—	22,190	—	—	—	21,768
JNL/AQR Managed Futures Strategy Fund - Class A	41,814	1	5,263	—	450	45,554
JNL/AQR Risk Parity Fund	2,723	—	3,675	—	241	2,932
JNL/BlackRock Global Long Short Credit Fund	38,414	4,819	1,278	—	46	46,864
JNL/Boston Partners Global Long Short Equity Fund - Class A	43,429	14	2,536	—	87	53,551
JNL/Brookfield Global Infrastructure Fund - Class A	39,241	—	18,854	—	3,306	24,612
JNL/DFA U.S. Micro Cap Fund - Class A	910	—	391	—	92	522
JNL/DoubleLine Total Return Fund	11,361	—	1,339	—	94	12,400
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	47,509	—	3,772	—	83	52,391
JNL/FAMCO Flex Core Covered Call Fund	—	—	4,183	—	456	5,271
JNL/Franklin Templeton Global Growth Fund - Class A	6,655	17	4	—	—	6,775
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	11,187	—	2,111	—	(62)	11,050
JNL/Franklin Templeton Natural Resources Fund	1,857	—	1,848	—	(529)	—
JNL/Invesco Global Real Estate Fund - Class A	33,516	1	9,682	—	1,885	29,894

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL Alt 65 Fund (continued)
JNL/Invesco International Growth Fund - Class A	$—	$—	$1,857	$—	$325	$2,756
JNL/Lazard Emerging Markets Fund - Class A	11,879	646	421	—	(63)	14,551
JNL/Mellon Capital International Index Fund - Class A	41,475	6	6,117	—	595	41,303
JNL/Mellon Capital Nasdaq 25 Fund - Class A	13,396	1	2,838	—	1,271	12,423
JNL/Mellon Capital S&P 24 Fund - Class A	1,983	—	1,968	—	75	—
JNL/Mellon Capital Small Cap Index Fund - Class A	11,024	1	2,114	—	509	10,865
JNL/Neuberger Berman Currency Fund - Class A	24,102	6,486	2,118	—	(45)	28,448
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	17,605	33	3,289	—	(1,022)	17,407
JNL/Neuberger Berman Strategic Income Fund — Class A	5,247	6	6	—	—	6,629
JNL/Nicholas Convertible Arbitrage Fund	39,004	—	3,585	—	166	44,036
JNL/PIMCO Real Return Fund - Class A	2,775	—	2,847	—	34	—
JNL/PIMCO Total Return Bond Fund - Class A	3,322	7	304	—	1	5,476
JNL/PPM America Floating Rate Income Fund - Class A	6,866	2	806	—	(9)	6,887
JNL/PPM America High Yield Bond Fund - Class A	8,452	—	1,002	—	(29)	9,020
JNL/PPM America Long Short Credit Fund	41,921	—	4,525	—	(68)	46,317
JNL/PPM America Total Return Fund - Class A	9,082	45	11	—	—	11,379
JNL/Red Rocks Listed Private Equity Fund - Class A	25,046	—	10,456	—	3,706	23,959
JNL/S&P Competitive Advantage Fund - Class A	18,762	731	1,040	—	76	22,953
JNL/S&P Dividend Income & Growth Fund - Class A	17,135	4	80	—	5	21,286
JNL/S&P Mid 3 Fund - Class A	—	1	21	—	—	7,081
JNL/Scout Unconstrained Bond Fund - Class A	5,696	—	268	—	(10)	6,694
JNL/T.Rowe Price Value Fund - Class A	22,527	2	2,776	—	107	21,326
JNL/Van Eck International Gold Fund - Class A	1,061	—	3,763	—	(500)	—
JNL/WCM Focused International Equity Fund	14,935	3	1,913	—	66	15,406
JNL/Westchester Capital Event Driven Fund - Class A	—	17,930	—	—	—	17,625
	$638,069	$53,162	$125,520	$217	$10,633	$707,411
JNL Disciplined Moderate Fund
JNL/DoubleLine Total Return Fund	$79,893	$28,533	$382	$—	$25	$108,307
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	80,091	4,646	16,991	—	2,270	67,548
JNL/Mellon Capital 25 Fund - Class A	12,672	662	13,259	—	1,221	—
JNL/Mellon Capital Healthcare Sector Fund - Class A	—	27,384	588	—	11	27,218
JNL/Mellon Capital International Index Fund - Class A	92,715	3,855	3,215	—	258	99,351
JNL/Mellon Capital Pacific Rim 30 Fund - Class A	12,427	399	13,952	—	1,406	—
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	71,607	13,772	1,165	—	368	86,838
JNL/Mellon Capital S&P 500 Index Fund - Class A	129,975	3,027	41,300	—	7,512	93,403
JNL/Mellon Capital Small Cap Index Fund - Class A	53,053	522	42,667	—	12,070	13,511
JNL/Neuberger Berman Strategic Income Fund - Class A	32,434	35,442	180	—	16	67,589
JNL/PIMCO Real Return Fund - Class A	60,479	2,526	64,192	—	(6,799)	—
JNL/PIMCO Total Return Bond Fund - Class A	31,901	50,474	189	—	(4)	81,185
JNL/PPM America Floating Rate Income Fund - Class A	35,382	4,648	299	—	7	40,596
JNL/Mellon Capital Emerging Markets Index - Class A	61,513	33,258	2,725	—	303	94,136
JNL/PPM America High Yield Bond Fund - Class A	49,972	16,276	506	—	20	67,259
JNL/PPM America Total Return Fund - Class A	95,659	12,575	224	—	25	107,972
JNL/S&P Competitive Advantage Fund - Class A	125,503	2,211	52,667	—	18,490	80,296
JNL/S&P Dividend Income & Growth Fund - Class A	110,219	4,516	12,618	—	4,131	99,122
JNL/S&P International 5 Fund - Class A	25,016	7,415	500	—	13	33,127
JNL/S&P Intrinsic Value Fund - Class A	59,502	895	34,185	—	12,907	26,491
JNL/S&P Mid 3 Fund - Class A	19,822	34,035	390	—	57	53,035
JNL/Scout Unconstrained Bond Fund - Class A	40,342	2,477	2,370	—	(104)	40,754
JNL/T.Rowe Price Established Growth Fund - Class A	—	54,570	425	—	3	53,603
	$1,280,177	$344,118	$304,989	$—	$54,206	$1,341,341
JNL Disciplined Moderate Growth Fund
JNL/DoubleLine Total Return Fund	$47,061	$46,443	$462	$—	$32	$92,905
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	55,031	29,439	167	—	23	83,932
JNL/Mellon Capital 25 Fund - Class A	23,385	923	24,159	—	1,389	—
JNL/Mellon Capital Healthcare Sector Fund - Class A	—	50,275	152	—	2	50,894
JNL/Mellon Capital International Index Fund - Class A	189,593	6,876	35,556	—	6,920	173,401
JNL/Mellon Capital Pacific Rim 30 Fund - Class A	22,751	376	25,155	—	2,238	—
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	111,711	3,670	12,180	—	3,345	107,693

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL Disciplined Moderate Growth Fund (continued)
JNL/Mellon Capital S&P 500 Index Fund - Class A	$150,600	$14,204	$377	$—	$64	$165,818
JNL/Mellon Capital Small Cap Index Fund - Class A	89,531	1,353	61,500	—	18,506	33,681
JNL/Neuberger Berman Strategic Income Fund - Class A	15,560	35,255	49	—	—	50,535
JNL/PIMCO Real Return Fund - Class A	24,625	933	26,039	—	(3,309)	—
JNL/PIMCO Total Return Bond Fund - Class A	15,657	35,871	160	—	2	50,661
JNL/PPM America Floating Rate Income Fund - Class A	21,621	1,498	44	—	1	23,590
JNL/Mellon Capital Emerging Markets Index - Class A	135,640	47,859	2,579	—	150	185,270
JNL/PPM America High Yield Bond Fund - Class A	36,568	5,965	37	—	—	43,564
JNL/PPM America Total Return Fund - Class A	62,505	30,927	323	—	24	92,678
JNL/S&P Competitive Advantage Fund - Class A	185,180	4,155	89,298	—	33,056	107,900
JNL/S&P Dividend Income & Growth Fund - Class A	134,681	7,878	31,862	—	9,755	107,459
JNL/S&P International 5 Fund - Class A	61,418	10,063	236	—	7	74,198
JNL/S&P Intrinsic Value Fund - Class A	112,689	2,794	66,533	—	25,053	49,497
JNL/S&P Mid 3 Fund - Class A	40,252	34,958	684	—	86	74,439
JNL/Scout Unconstrained Bond Fund - Class A	30,769	2,828	50	—	(2)	33,807
JNL/T.Rowe Price Established Growth Fund - Class A	—	67,161	21	—	—	66,466
	$1,566,828	$441,704	$377,623	$—	$97,342	$1,668,388
JNL Disciplined Growth Fund
JNL/DoubleLine Total Return Fund	$10,534	$8,719	$339	$—	$23	$18,903
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	13,816	24,403	458	—	50	37,568
JNL/Mellon Capital 25 Fund - Class A	13,896	684	14,487	—	427	—
JNL/Mellon Capital Healthcare Sector Fund - Class A	—	31,954	435	—	8	32,013
JNL/Mellon Capital International Index Fund - Class A	92,223	4,000	13,383	—	2,269	88,813
JNL/Mellon Capital Pacific Rim 30 Fund - Class A	13,814	114	15,142	—	1,172	—
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	59,872	2,403	3,302	—	907	61,325
JNL/Mellon Capital S&P 500 Index Fund - Class A	63,005	11,139	276	—	52	74,402
JNL/Mellon Capital Small Cap Index Fund - Class A	46,537	1,156	27,479	—	7,820	22,443
JNL/Neuberger Berman Strategic Income Fund - Class A	6,990	656	153	—	—	7,540
JNL/PPM America Floating Rate Income Fund - Class A	6,959	590	176	—	3	7,538
JNL/Mellon Capital Emerging Markets Index - Class A	85,870	23,970	3,165	—	55	109,417
JNL/PPM America High Yield Bond Fund - Class A	10,391	4,564	250	—	(8)	15,012
JNL/PPM America Total Return Fund - Class A	14,020	5,297	392	—	22	18,864
JNL/S&P Competitive Advantage Fund - Class A	88,277	2,034	45,824	—	14,904	48,319
JNL/S&P Dividend Income & Growth Fund - Class A	48,999	4,846	415	—	134	51,849
JNL/S&P International 5 Fund - Class A	34,444	5,141	582	—	7	40,673
JNL/S&P Intrinsic Value Fund - Class A	60,053	2,618	25,541	—	9,533	37,099
JNL/S&P Mid 3 Fund - Class A	21,209	16,275	356	—	50	37,137
JNL/Scout Unconstrained Bond Fund - Class A	6,955	675	127	—	(5)	7,561
JNL/T.Rowe Price Established Growth Fund - Class A	—	30,347	199	—	1	29,848
	$697,864	$181,585	$152,481	$—	$37,424	$746,324
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund - Class A	$550,388	$2,062	$26,973	$—	$3,644	$534,993
JNL/Franklin Templeton Income Fund - Class A	552,272	1,905	9,666	—	572	539,349
JNL/Franklin Templeton Mutual Shares Fund - Class A	553,125	448	27,119	—	4,505	538,409
	$1,655,785	$4,415	$63,758	$—	$8,721	$1,612,751
JNL/Mellon Capital 10 X 10 Fund
JNL/Mellon Capital Bond Index Fund - Class A	$43,659	$3,307	$2,762	$—	$70	$43,975
JNL/Mellon Capital International Index Fund - Class A	42,477	1,511	3,810	—	1,579	42,944
JNL/Mellon Capital JNL 5 Fund - Class A	219,187	4,285	5,564	—	2,952	216,885
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	43,826	353	2,570	—	1,633	43,346
JNL/Mellon Capital S&P 500 Index Fund - Class A	43,754	1,043	1,837	—	1,051	43,433
JNL/Mellon Capital Small Cap Index Fund - Class A	43,951	1,059	3,629	—	2,120	43,428
	$436,854	$11,558	$20,172	$—	$9,405	$434,011
JNL/Mellon Capital Index 5 Fund
JNL/Mellon Capital Bond Index Fund - Class A	$147,867	$15,193	$1,524	$—	$63	$160,625
JNL/Mellon Capital International Index Fund - Class A	145,137	5,781	3,846	—	1,308	156,436
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	152,520	3,180	4,058	—	1,966	157,573
JNL/Mellon Capital S&P 500 Index Fund - Class A	151,141	7,278	2,272	—	1,189	157,721
JNL/Mellon Capital Small Cap Index Fund - Class A	154,746	3,094	6,176	—	2,781	158,700
	$751,411	$34,526	$17,876	$—	$7,307	$791,055

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/MMRS Conservative Fund
JNL/Eagle SmallCap Equity Fund - Class A	$668	$12,142	$463	$—	$12	$12,520
JNL/Franklin Templeton Mutual Shares Fund - Class A	999	18,118	241	—	4	18,443
JNL/Goldman Sachs Core Plus Bond Fund - Class A	2,881	52,081	422	—	(1)	53,688
JNL/Invesco International Growth Fund - Class A	1,672	30,584	314	—	—	30,588
JNL/Invesco Small Cap Growth Fund - Class A	1,000	18,029	570	—	56	18,710
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	2,882	52,098	397	—	(1)	53,744
JNL/Mellon Capital 25 Fund - Class A	1,000	18,183	263	—	(42)	18,509
JNL/Mellon Capital Bond Index Fund - Class A	2,881	52,280	389	—	(6)	53,702
JNL/Mellon Capital Consumer Brands Sector Fund - Class A	668	12,015	175	—	16	12,443
JNL/Mellon Capital Healthcare Sector Fund - Class A	999	18,049	602	—	103	18,726
JNL/Mellon Capital S&P 24 Fund - Class A	997	18,463	166	—	(11)	18,496
JNL/Neuberger Berman Strategic Income Fund - Class A	1,198	21,633	214	—	1	22,309
JNL/PIMCO Real Return Fund - Class A	1,202	21,810	89	—	(2)	22,331
JNL/PIMCO Total Return Bond Fund - Class A	2,409	43,611	247	—	(4)	44,864
JNL/Mellon Capital Emerging Markets Index - Class A	1,674	32,076	259	—	(19)	31,191
JNL/S&P Competitive Advantage Fund - Class A	1,001	18,154	264	—	15	18,463
JNL/S&P Dividend Income & Growth Fund - Class A	997	18,424	125	—	(1)	18,398
JNL/S&P Intrinsic Value Fund - Class A	998	18,135	249	—	3	18,333
JNL/T.Rowe Price Mid-Cap Growth Fund - Class A	666	11,925	256	—	16	12,372
	$26,792	$487,810	$5,705	$—	$139	$497,830
JNL/MMRS Growth Fund
JNL/Eagle SmallCap Equity Fund - Class A	$881	$2,277	$692	$—	$(4)	$2,587
JNL/Franklin Templeton Mutual Shares Fund - Class A	705	1,885	511	—	4	2,069
JNL/Goldman Sachs Core Plus Bond Fund - Class A	604	2,411	1,707	—	4	1,310
JNL/Invesco International Growth Fund - Class A	1,765	4,677	1,246	—	21	5,178
JNL/Invesco Small Cap Growth Fund - Class A	881	2,268	680	—	34	2,587
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	806	3,208	2,274	—	1	1,744
JNL/Mellon Capital 25 Fund - Class A	1,057	2,842	757	—	(105)	3,104
JNL/Mellon Capital Bond Index Fund - Class A	805	3,211	2,273	—	(22)	1,744
JNL/Mellon Capital Consumer Brands Sector Fund - Class A	706	1,834	531	—	29	2,070
JNL/Mellon Capital Healthcare Sector Fund - Class A	1,057	2,655	785	—	86	3,104
JNL/Mellon Capital S&P 24 Fund - Class A	705	1,963	518	—	(60)	2,070
JNL/Neuberger Berman Strategic Income Fund - Class A	403	1,594	1,140	—	18	871
JNL/PIMCO Real Return Fund - Class A	405	1,598	1,140	—	9	872
JNL/PIMCO Total Return Bond Fund - Class A	605	2,406	1,711	—	(5)	1,311
JNL/Mellon Capital Emerging Markets Index - Class A	1,766	4,834	1,380	—	(46)	5,191
JNL/S&P Competitive Advantage Fund - Class A	1,234	3,271	902	—	(15)	3,621
JNL/S&P Dividend Income & Growth Fund - Class A	1,413	3,880	992	—	(41)	4,158
JNL/S&P Intrinsic Value Fund - Class A	1,233	3,391	923	—	(59)	3,621
JNL/T.Rowe Price Mid-Cap Growth Fund - Class A	705	1,829	533	—	9	2,069
	$17,736	$52,034	$20,695	$—	$(142)	$49,281
JNL/MMRS Moderate Fund
JNL/Eagle SmallCap Equity Fund - Class A	$2,209	$5,922	$93	$—	$(2)	$8,319
JNL/Franklin Templeton Mutual Shares Fund - Class A	1,653	4,671	54	—	—	6,214
JNL/Goldman Sachs Core Plus Bond Fund - Class A	2,196	6,169	25	—	—	8,260
JNL/Invesco International Growth Fund - Class A	5,538	15,668	192	—	(5)	20,688
JNL/Invesco Small Cap Growth Fund - Class A	2,204	5,893	88	—	5	8,292
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	2,512	7,050	37	—	(1)	9,452
JNL/Mellon Capital 25 Fund - Class A	2,750	7,818	72	—	(12)	10,348
JNL/Mellon Capital Bond Index Fund - Class A	2,511	7,092	31	—	(1)	9,451
JNL/Mellon Capital Consumer Brands Sector Fund - Class A	1,658	4,523	62	—	3	6,224
JNL/Mellon Capital Healthcare Sector Fund - Class A	2,199	5,832	76	—	10	8,293
JNL/Mellon Capital S&P 24 Fund - Class A	1,648	4,844	34	—	(2)	6,228
JNL/Neuberger Berman Strategic Income Fund - Class A	1,256	3,500	22	—	—	4,705
JNL/PIMCO Real Return Fund - Class A	1,262	3,543	15	—	—	4,718
JNL/PIMCO Total Return Bond Fund - Class A	1,883	5,285	25	—	(1)	7,064
JNL/Mellon Capital Emerging Markets Index - Class A	2,770	8,195	195	—	(19)	10,466
JNL/S&P Competitive Advantage Fund - Class A	2,759	7,710	75	—	3	10,357

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/MMRS Moderate Fund (continued)
JNL/S&P Dividend Income & Growth Fund - Class A	$3,290	$9,626	$65	$—	$(1)	$12,388
JNL/S&P Intrinsic Value Fund - Class A	2,749	7,920	76	—	—	10,358
JNL/T.Rowe Price Mid-Cap Growth Fund - Class A	1,654	4,498	71	—	2	6,224
	$44,701	$125,759	$1,308	$—	$(21)	$168,049
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund - Class A	$1,249,292	$162,555	$12,555	$—	$6,758	$1,442,514
JNL/S&P Dividend Income & Growth Fund - Class A	1,242,516	249,468	8,105	—	3,946	1,439,205
JNL/S&P Intrinsic Value Fund - Class A	1,243,757	220,841	3,473	—	2,388	1,442,044
JNL/S&P Total Yield Fund - Class A	1,248,360	217,920	3,193	—	2,216	1,439,073
	$4,983,925	$850,784	$27,326	$—	$15,308	$5,762,836
JNL/S&P Managed Conservative Fund
JNL Multi-Manager Alternative Fund - Class A	$—	$49,978	$378	$—	$(3)	$48,654
JNL/DFA U.S. Core Equity Fund - Class A	35,716	—	3,757	—	1,421	32,612
JNL/DoubleLine Total Return Fund	120,236	5,407	—	—	—	126,410
JNL/Eagle SmallCap Equity Fund - Class A	17,742	—	2,265	—	477	16,757
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	132,160	446	1,897	—	263	130,273
JNL/Franklin Templeton Small Cap Value Fund - Class A	17,478	1	1,263	—	302	16,399
JNL/Goldman Sachs Core Plus Bond Fund - Class A	51,498	—	2,277	—	(99)	49,070
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	47,038	1,722	8	—	(2)	47,010
JNL/Goldman Sachs Mid Cap Value Fund - Class A	13,376	1,541	—	—	—	14,884
JNL/Invesco Global Real Estate Fund - Class A	17,587	60	1,450	—	248	15,795
JNL/Invesco International Growth Fund - Class A	17,036	2	1,560	—	402	16,105
JNL/Invesco Mid Cap Value Fund - Class A	12,600	1,827	—	—	—	15,131
JNL/JPMorgan International Value Fund - Class A	15,158	181	314	—	13	16,040
JNL/JPMorgan MidCap Growth Fund - Class A	17,576	7,553	—	—	—	27,288
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	161,704	—	14,213	—	384	147,984
JNL/Lazard Emerging Markets Fund - Class A	15,892	238	128	—	(8)	15,851
JNL/PIMCO Real Return Fund - Class A	67,440	8	2,034	—	(555)	65,194
JNL/PIMCO Total Return Bond Fund - Class A	137,802	—	39,690	—	(1,029)	99,096
JNL/PPM America Floating Rate Income Fund - Class A	38,849	—	6,487	—	492	33,235
JNL/PPM America High Yield Bond Fund - Class A	99,029	30	4,049	—	(421)	97,873
JNL/PPM America Low Duration Bond Fund	101,967	6,795	—	—	—	109,268
JNL/PPM America Total Return Fund - Class A	115,912	—	2,207	—	254	113,931
JNL/Scout Unconstrained Bond Fund - Class A	83,981	—	2,331	—	(80)	82,256
JNL/Select Value Fund - Class A	17,543	—	1,501	—	320	16,226
JNL/T.Rowe Price Established Growth Fund - Class A	68,197	252	25,014	—	11,349	48,547
JNL/T.Rowe Price Short-Term Bond Fund - Class A	169,021	—	5,894	—	(124)	164,150
JNL/T.Rowe Price Value Fund - Class A	68,079	—	18,926	—	7,030	49,928
	$1,660,617	$76,041	$137,643	$—	$20,634	$1,615,967
JNL/S&P Managed Moderate Fund
JNL Multi-Manager Alternative Fund - Class A	$—	$74,834	$—	$—	$—	$73,430
JNL/BlackRock Commodity Securities Strategy Fund - Class A	31,960	126	33,161	—	(2,960)	—
JNL/BlackRock Large Cap Select Growth Fund - Class A	31,056	156	3	—	—	33,067
JNL/DFA U.S. Core Equity Fund - Class A	54,810	1,184	—	—	—	56,946
JNL/DoubleLine Total Return Fund	231,138	807	—	—	—	233,466
JNL/Eagle SmallCap Equity Fund - Class A	36,101	—	1,217	—	252	37,564
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	252,978	2,107	—	—	—	254,191
JNL/Franklin Templeton Small Cap Value Fund - Class A	71,178	4	908	—	209	71,024
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	74,183	—	1,799	—	(713)	69,743
JNL/Goldman Sachs Mid Cap Value Fund - Class A	75,919	—	19,251	—	2,996	56,872
JNL/Invesco Global Real Estate Fund - Class A	41,705	—	3,819	—	637	36,939
JNL/Invesco International Growth Fund - Class A	59,363	616	—	—	—	62,023
JNL/Invesco Mid Cap Value Fund - Class A	22,239	1,047	—	—	—	24,458
JNL/Invesco Small Cap Growth Fund - Class A	33,951	5	531	—	179	36,363
JNL/JPMorgan International Value Fund - Class A	26,281	593	—	—	—	28,595
JNL/JPMorgan MidCap Growth Fund - Class A	95,542	—	14,374	—	3,801	90,378
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	176,848	—	2,504	—	2	174,766

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/S&P Managed Moderate Fund (continued)
JNL/Lazard Emerging Markets Fund - Class A	$68,082	$131	$269	$—	$(30)	$67,278
JNL/Oppenheimer Global Growth Fund - Class A	36,480	—	2,051	—	568	38,157
JNL/PIMCO Real Return Fund - Class A	133,772	373	37	—	(7)	133,596
JNL/PIMCO Total Return Bond Fund - Class A	234,608	—	58,930	—	(2,050)	177,131
JNL/PPM America Floating Rate Income Fund - Class A	46,556	—	5,799	—	436	41,809
JNL/PPM America High Yield Bond Fund - Class A	173,777	—	2,576	—	(159)	176,176
JNL/PPM America Low Duration Bond Fund	162,852	4,028	—	—	—	167,692
JNL/PPM America Total Return Fund - Class A	174,832	1	1,836	—	216	173,316
JNL/Scout Unconstrained Bond Fund - Class A	132,415	543	9	—	—	133,917
JNL/Select Value Fund - Class A	111,733	—	4,391	—	1,102	108,430
JNL/T.Rowe Price Established Growth Fund - Class A	338,227	—	21,092	—	10,634	340,661
JNL/T.Rowe Price Short-Term Bond Fund - Class A	248,896	—	3,516	—	(83)	246,888
JNL/T.Rowe Price Value Fund - Class A	272,348	3,051	—	—	—	278,378
	$3,449,830	$89,606	$178,073	$—	$15,030	$3,423,254
JNL/S&P Managed Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class A	$—	$119,746	$—	$—	$—	$117,482
JNL/BlackRock Commodity Securities Strategy Fund - Class A	74,428	—	76,740	—	(5,684)	—
JNL/BlackRock Large Cap Select Growth Fund - Class A	110,774	4,339	—	—	—	121,773
JNL/DoubleLine Total Return Fund	170,001	880	—	—	—	171,996
JNL/Eagle SmallCap Equity Fund - Class A	61,551	12	680	—	145	65,503
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	343,229	1,717	—	—	—	343,739
JNL/Franklin Templeton Small Cap Value Fund - Class A	168,960	1,037	—	—	—	171,786
JNL/Goldman Sachs Core Plus Bond Fund - Class A	80,393	—	—	—	—	80,121
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	122,703	232	177	—	(48)	118,304
JNL/Goldman Sachs Mid Cap Value Fund - Class A	171,097	—	18,671	—	1,085	152,472
JNL/Invesco Global Real Estate Fund - Class A	143,085	—	9,158	—	1,572	130,436
JNL/Invesco International Growth Fund - Class A	270,957	—	12,782	—	3,962	267,569
JNL/Invesco Large Cap Growth Fund - Class A	184,590	3,526	—	—	—	192,535
JNL/Invesco Mid Cap Value Fund - Class A	84,490	—	9,233	—	1,294	79,355
JNL/Invesco Small Cap Growth Fund - Class A	88,274	—	11,304	—	3,648	84,078
JNL/JPMorgan International Value Fund - Class A	63,509	—	1,798	—	(49)	65,858
JNL/JPMorgan MidCap Growth Fund - Class A	178,948	—	24,058	—	6,227	172,091
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	192,114	—	3,351	—	258	189,228
JNL/Lazard Emerging Markets Fund - Class A	199,226	—	57,257	—	(3,541)	143,487
JNL/Morgan Stanley Mid Cap Growth Fund - Class A	66,904	—	—	—	—	68,454
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	—	50,280	—	—	—	48,127
JNL/Oppenheimer Global Growth Fund - Class A	132,918	2,626	—	—	—	149,371
JNL/PIMCO Real Return Fund - Class A	123,556	31	631	—	(161)	122,496
JNL/PIMCO Total Return Bond Fund - Class A	361,505	—	75,443	—	(2,625)	287,938
JNL/PPM America Floating Rate Income Fund - Class A	40,767	—	—	—	—	41,724
JNL/PPM America High Yield Bond Fund - Class A	270,553	—	11,180	—	(71)	267,016
JNL/PPM America Low Duration Bond Fund	224,800	5,252	—	—	—	231,170
JNL/PPM America Mid Cap Value Fund - Class A	23,808	—	—	—	—	24,375
JNL/PPM America Total Return Fund - Class A	187,682	1	1,778	—	206	186,240
JNL/Scout Unconstrained Bond Fund - Class A	123,632	3,923	—	—	—	128,496
JNL/Select Value Fund - Class A	402,511	—	13,652	—	4,895	392,676
JNL/T.Rowe Price Established Growth Fund - Class A	858,380	—	36,831	—	21,880	881,186
JNL/T.Rowe Price Short-Term Bond Fund - Class A	268,741	—	8,621	—	(54)	261,737
JNL/T.Rowe Price Value Fund - Class A	569,299	2,559	—	—	—	578,120
	$6,363,385	$196,161	$373,345	$—	$32,939	$6,336,939
JNL/S&P Managed Growth Fund
JNL Multi-Manager Alternative Fund - Class A	$—	$114,753	$—	$—	$—	$112,595
JNL/BlackRock Commodity Securities Strategy Fund - Class A	64,152	—	66,064	—	(4,733)	—
JNL/BlackRock Large Cap Select Growth Fund - Class A	259,978	2,439	—	—	—	278,005
JNL/DoubleLine Total Return Fund	101,182	—	3,022	—	207	98,840
JNL/Eagle SmallCap Equity Fund - Class A	50,393	—	1,793	—	345	52,316
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	36,670	—	—	—	—	36,542

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/S&P Managed Growth Fund (continued)
JNL/Franklin Templeton Small Cap Value Fund - Class A	$170,862	$—	$11,067	$—	$2,492	$161,392
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	77,899	3,660	—	—	—	78,650
JNL/Goldman Sachs Mid Cap Value Fund - Class A	156,761	—	6,760	—	625	149,949
JNL/Invesco Global Real Estate Fund - Class A	103,421	—	4,790	—	2,572	95,989
JNL/Invesco International Growth Fund - Class A	279,570	9	3,560	—	(269)	285,774
JNL/Invesco Large Cap Growth Fund - Class A	228,297	446	291	—	86	233,984
JNL/Invesco Mid Cap Value Fund - Class A	103,601	—	4,590	—	703	104,285
JNL/Invesco Small Cap Growth Fund - Class A	75,089	—	12,098	—	3,861	68,939
JNL/JPMorgan International Value Fund - Class A	70,471	—	—	—	—	75,086
JNL/JPMorgan MidCap Growth Fund - Class A	176,226	—	17,177	—	5,994	176,479
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	43,683	—	—	—	—	43,780
JNL/Lazard Emerging Markets Fund - Class A	178,292	1,080	21,810	—	1,845	157,141
JNL/Morgan Stanley Mid Cap Growth Fund - Class A	40,383	1,134	—	—	—	42,441
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	—	20,866	—	—	—	20,050
JNL/Oppenheimer Global Growth Fund - Class A	215,027	1,073	114	—	1	238,333
JNL/PIMCO Real Return Fund - Class A	37,244	—	—	—	—	37,102
JNL/PIMCO Total Return Bond Fund - Class A	165,721	—	67,664	—	(549)	99,584
JNL/PPM America High Yield Bond Fund - Class A	99,130	—	2,810	—	(266)	99,136
JNL/PPM America Low Duration Bond Fund	51,260	8,743	—	—	—	60,255
JNL/PPM America Mid Cap Value Fund - Class A	13,661	—	—	—	—	13,986
JNL/PPM America Total Return Fund - Class A	85,114	1,765	—	—	—	87,003
JNL/Scout Unconstrained Bond Fund - Class A	86,677	11,218	—	—	—	98,615
JNL/Select Value Fund - Class A	371,190	—	17,725	—	6,953	356,995
JNL/T.Rowe Price Established Growth Fund - Class A	696,680	10	10,321	—	3,764	735,292
JNL/T.Rowe Price Mid-Cap Growth Fund - Class A	141,928	—	—	—	—	152,956
JNL/T.Rowe Price Short-Term Bond Fund - Class A	192,181	43	1,663	—	(30)	191,725
JNL/T.Rowe Price Value Fund - Class A	608,833	18,498	—	—	—	633,946
	$4,981,576	$185,737	$253,319	$—	$23,601	$5,077,165
JNL/S&P Managed Aggressive Growth Fund
JNL Multi-Manager Alternative Fund - Class A	$—	$43,048	$—	$—	$—	$42,279
JNL/BlackRock Commodity Securities Strategy Fund - Class A	16,214	736	17,533	—	(888)	—
JNL/BlackRock Large Cap Select Growth Fund - Class A	103,055	—	2,157	—	192	106,992
JNL/Eagle SmallCap Equity Fund - Class A	21,798	—	3,275	—	556	19,932
JNL/Franklin Templeton Small Cap Value Fund - Class A	60,540	7,109	—	—	—	68,425
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	30,646	3,959	—	—	—	33,409
JNL/Goldman Sachs Mid Cap Value Fund - Class A	60,048	—	5,822	—	785	54,177
JNL/Invesco Global Real Estate Fund - Class A	34,219	1,054	1,101	—	191	33,231
JNL/Invesco International Growth Fund - Class A	128,695	3,382	5	—	3	136,515
JNL/Invesco Large Cap Growth Fund - Class A	84,827	783	860	—	266	86,789
JNL/Invesco Mid Cap Value Fund - Class A	26,479	5,810	—	—	—	33,843
JNL/Invesco Small Cap Growth Fund - Class A	33,874	1	523	—	85	36,277
JNL/JPMorgan International Value Fund - Class A	6,493	—	—	—	—	6,919
JNL/JPMorgan MidCap Growth Fund - Class A	65,223	—	10,743	—	1,906	60,456
JNL/Lazard Emerging Markets Fund - Class A	65,845	1,748	10,305	—	(630)	57,255
JNL/Morgan Stanley Mid Cap Growth Fund - Class A	14,904	1,596	—	—	—	16,830
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	—	12,812	—	—	—	12,352
JNL/Oppenheimer Global Growth Fund - Class A	97,903	358	816	—	469	107,620
JNL/PIMCO Total Return Bond Fund - Class A	18,166	4	18,595	—	(216)	—
JNL/PPM America High Yield Bond Fund - Class A	31,530	2,005	—	—	—	34,438
JNL/PPM America Total Return Fund - Class A	33,142	653	3,329	—	36	30,523
JNL/Scout Unconstrained Bond Fund - Class A	16,411	909	—	—	—	17,449
JNL/Select Value Fund - Class A	173,184	742	1,948	—	691	173,564
JNL/T.Rowe Price Established Growth Fund - Class A	271,364	—	5,542	—	1,950	284,755
JNL/T.Rowe Price Mid-Cap Growth Fund - Class A	74,967	—	—	—	—	80,792

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/S&P Managed Aggressive Growth Fund (continued)
JNL/T.Rowe Price Short-Term Bond Fund - Class A	$34,815	$732	$664	$—	$(12)	$35,092
JNL/T.Rowe Price Value Fund - Class A	260,859	11,225	—	—	—	274,948
	$1,765,201	$98,666	$83,218	$—	$5,384	$1,844,862

(1)The following acquired fund’s cost of investments were transferred to the acquiring fund and are not included in the table.

JNL Alt 65 Fund

JNL/AQR Futures Strategy Fund - Class A	$8,910
JNL/AQR Risk Parity Fund	3,697
JNL/BlackRock Global Long Short Credit Fund	4,625
JNL/Boston Partners Global Long Short Equity Fund - Class A	10,275
JNL/Brookfield Global Infrastructure Fund - Class A	5,496
JNL/DoubleLine Total Return Fund	2,180
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	7,034
JNL/FAMCO Flex Core Covered Call Fund	8,623
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	2,083
JNL/Invesco Global Real Estate Fund - Class A	6,379
JNL/Invesco International Growth Fund - Class A	4,100
JNL/Lazard Emerging Markets Fund - Class A	2,882
JNL/Mellon Capital International Index Fund - Class A	3,521
JNL/Mellon Capital Nasdaq 25 Fund - Class A	1,859
JNL/Mellon Capital Small Cap Index Fund - Class A	1,519
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	4,440
JNL/Neuberger Berman Startegic Income Fund - Class A	1,346
JNL/Nicholas Convertible Arbitrage Fund	7,932
JNL/PIMCO Total Return Bond Fund - Class A	2,489
JNL/PPM America Floating Rate Income Fund - Class A	674
JNL/PPM America High Yield Bond Fund - Class A	1,443
JNL/PPM America Long Short Credit Fund	8,437
JNL/PPM America Total Return Fund - Class A	2,292
JNL/Red Rocks Listed Private Equity Fund - Class A	7,379
JNL/S&P Competitive Advantage Fund - Class A	3,849
JNL/S&P Dividend Income & Growth Fund - Class A	4,936
JNL/S&P Mid 3 Fund - Class A	7,315
JNL/Scout Unconstrained Bond Fund - Class A	1,213
JNL/T.Rowe Price Value Fund - Class A	1,365
JNL/Van Eck International Gold Fund - Class A	3,105
JNL/WCM International Equity Fund	1,534
$131,932

NOTE 5.  BORROWING ARRANGEMENTS

Borrowing Arrangements - The Trust entered into a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds participate in the SCA with other funds managed by JNAM in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes.  The Funds may borrow up to the lesser of $450,000,000, the amount available under the facility; the limits set for borrowing by the Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA.  Interest on borrowings is payable at the Federal Funds Rate plus the amount by which the one month London Interbank Offer Rate (“LIBOR”) exceeds the Federal Funds rate plus 1.00% on an annualized basis.  The Funds pay an annual fee of 0.10% of the available commitments and an annual administration fee to JPM Chase.  Prior to June 5, 2015, the Funds paid an annual fee of 0.075% of the available commitments and an annual administration fee to JPM Chase.  These expenses are allocated to the participating Funds based on each Fund’s net assets as a percentage of the participating Funds’ total net assets and are included in other expenses in each Fund’s Statement of Operations.  No amounts were borrowed under the facility during the period.

NOTE 6.  FUND ACQUISITIONS

Tax Free Exchange - The following tables include information (in thousands) relating to an acquisition completed on April 27, 2015.  The acquisition was completed by a tax free exchange of Class A shares of Funds in the Trust and Curian Variable Series Trust pursuant to a plan of reorganization approved by the Trust’s Board at a meeting held on January 13, 2015 and approved by the Curian Variable Series Trust’s Board at meetings held on January 8 and 12, 2015.  Curian Variable Series Trust was renamed Jackson Variable Series Trust effective April 27, 2015.  The purpose of the acquisition was to combine Funds with comparable investment objectives and strategies. For financial reporting purposes, shares were issued at NAV based on the fair

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

value of the assets received by the acquiring Fund.  However, the cost basis of the investments received from the acquired Fund was carried forward to align ongoing reporting of the acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
Curian Guidance — Institutional Alt 65 Fund	JNL Alt 65 Fund	$135,883	12,351	$611,263	37,455	8,325

Immediately prior to the reorganization, the cost, market value and unrealized appreciation of investments (in thousands) for the acquired Fund was as follows:

Acquired Fund	Cost of Investments	Value of Investments	Net Unrealized Appreciation
Curian Guidance — Institutional Alt 65 Fund	$132,932	$135,885	$2,953

Assuming the April 27, 2015 acquisition had been completed on January 1, 2015, the acquiring Fund’s pro forma results of operations (in thousands) for the period ended June 30, 2015, would have been:

Acquiring Fund	Net Investment Loss	Net Realized Gain	Net Change In Unrealized Appreciation/ (Depreciation)	Net Increase in Net Assets from Operations
JNL Alt 65 Fund	$(383)	$12,739	$(1,339)	$11,017

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Fund that has been included in the acquiring Fund’s Statements of Operations since April 27, 2015 for the acquisition.

Taxable Exchange - The following tables include information (in thousands) relating to acquisitions that were completed on April 27, 2017 by a taxable exchange of shares of Class A shares in the Trust and Curian Variable Series Trust pursuant to a plan of reorganization approved by the Trust’s Board at a meeting held on January 13, 2015 and approved by the Curian Variable Series Trust’s Board at meetings held on January 8 and 12, 2015.  The purpose of the acquisition was to combine Funds with comparable investment objectives and strategies.  For financial reporting purposes, shares were issued at NAV based on the fair value of the assets received by the acquiring Funds.  The cost basis for investments in the acquired Funds was carried forward to the acquiring Funds at market value of the investments.

		Acquired Fund		Acquiring Fund		Shares of
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date	Shares Outstanding on Acquisition Date	Acquiring Fund Issued in Exchange
Curian Dynamic Risk Advantage - Diversified Fund	JNL/MMRS Conservative Fund	$262,666	25,246	$44,553	4,083	24,066
Curian Dynamic Risk Advantage - Growth Fund	JNL/MMRS Moderate Fund	61,431	6,633	72,179	6,575	5,594
Curian Dynamic Risk Advantage - Income Fund	JNL/MMRS Conservative Fund	194,172	18,166	44,553	4,083	17,799

Assuming the April 27, 2015 acquisition had been completed on January 1, 2015, the acquiring Funds’ pro forma results of operations (in thousands) for the period ended June 30, 2015, would have been:

Acquiring Fund	Net Investment Income (Loss)	Net Realized Gain	Net Change in Unrealized Appreciation/ (Depreciation)	Net Increase in Net Assets from Operations
JNL/MMRS Conservative Fund	$647	$20,288	$(20,117)	$818
JNL/MMRS Moderate Fund	(264)	2,567	(1,328)	975

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Fund that has been included in the respective acquiring Fund’s Statements of Operations since April 27, 2015 for the respective acquisition.

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

NOTE 7.  INCOME TAX MATTERS

Each Fund is a separate taxpayer for federal income tax purposes.  Each Fund intends to qualify as a regulated investment company (“RIC”) and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Therefore, no federal income tax provision is required.  Under current tax law, interest, dividends and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis.  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  Temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following: consent dividends and distribution adjustments.  These reclassifications have no impact on net assets.

At December 31, 2014, the Funds’ last fiscal year end, the Funds had no net capital loss carryforwards for U.S. federal income tax purposes to offset future net realized capital gains.

At December 31, 2014, the Funds’ last fiscal year end, the Funds did not elect to defer capital losses realized after October 31, 2014 (“Post-October losses”).

As of June 30, 2015, the cost of investments and the components of net unrealized appreciation/(depreciation) (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/American Funds Blue Chip Income and Growth Fund	$1,739,113	$278,534	$(55,991)	$222,543
JNL/American Funds Global Bond Fund	513,283	—	(45,338)	(45,338)
JNL/American Funds Global Small Capitalization Fund	439,336	86,630	(2,859)	83,771
JNL/American Funds Growth-Income Fund	2,667,409	266,774	(123,834)	142,940
JNL/American Funds International Fund	948,822	65,252	(25,534)	39,718
JNL/American Funds New World Fund	895,700	2,017	(88,686)	(86,669)
JNL Institutional Alt 20 Fund	1,647,528	97,885	(27,670)	70,215
JNL Institutional Alt 35 Fund	2,141,897	130,927	(40,248)	90,679
JNL Institutional Alt 50 Fund	3,023,244	158,035	(57,121)	100,914
JNL Alt 65 Fund	693,642	26,678	(12,909)	13,769
JNL/American Funds Balanced Allocation Fund	1,007,534	31,654	(45,676)	(14,022)
JNL/American Funds Growth Allocation Fund	862,375	28,275	(46,651)	(18,376)
JNL Disciplined Moderate Fund	1,276,569	77,678	(12,906)	64,772
JNL Disciplined Moderate Growth Fund	1,598,104	88,046	(17,762)	70,284
JNL Disciplined Growth Fund	716,131	38,046	(7,853)	30,193
JNL/Franklin Templeton Founding Strategy Fund	1,346,197	271,608	(5,054)	266,554
JNL/Mellon Capital 10 x 10 Fund	338,489	96,736	(1,214)	95,522
JNL/Mellon Capital Index 5 Fund	635,268	159,994	(4,207)	155,787
JNL/MMRS Conservative Fund	509,691	797	(12,658)	(11,861)
JNL/MMRS Growth Fund	49,688	502	(909)	(407)
JNL/MMRS Moderate Fund	170,516	1,524	(3,991)	(2,467)
JNL/S&P 4 Fund	5,100,206	729,641	(67,011)	662,630
JNL/S&P Managed Conservative Fund	1,618,513	65,927	(68,473)	(2,546)
JNL/S&P Managed Moderate Fund	3,231,459	299,988	(108,193)	191,795
JNL/S&P Managed Moderate Growth Fund	5,706,646	784,521	(154,228)	630,293
JNL/S&P Managed Growth Fund	4,376,046	790,206	(89,087)	701,119
JNL/S&P Managed Aggressive Growth Fund	1,599,538	268,748	(23,424)	245,324

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2014 was as follows:

	Net Ordinary Income*	Long-term Capital Gain**
JNL/American Funds Blue Chip Income and Growth Fund	$17,066	$3,027
JNL/American Funds Global Bond Fund	47	3,878
JNL/American Funds Global Small Capitalization Fund	857	2,587
JNL/American Funds Growth-Income Fund	13,920	16,799
JNL/American Funds International Fund	4,997	3,108
JNL/American Funds New World Fund	6,138	4,973
JNL Institutional Alt 20 Fund	30,609	18,992
JNL Institutional Alt 35 Fund	38,900	26,823
JNL Institutional Alt 50 Fund	50,301	38,446
JNL Alt 65 Fund	10,308	20,124
JNL/American Funds Balanced Allocation Fund	6,432	1,057
JNL/American Funds Growth Allocation Fund	4,668	1,502

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

	Net Ordinary Income*	Long-term Capital Gain**
JNL Disciplined Moderate Fund	$27,927	$52,446
JNL Disciplined Moderate Growth Fund	29,378	61,841
JNL Disciplined Growth Fund	11,514	21,050
JNL/Franklin Templeton Founding Strategy Fund	27,118	—
JNL/Mellon Capital 10 x 10 Fund	7,491	14,450
JNL/Mellon Capital Index 5 Fund	10,308	29,911
JNL/MMRS Conservative Fund	612	424
JNL/MMRS Growth Fund	585	358
JNL/MMRS Moderate Fund	942	928
JNL/S&P 4 Fund	92,617	86,345
JNL/S&P Managed Conservative Fund	38,496	69,863
JNL/S&P Managed Moderate Fund	71,813	196,092
JNL/S&P Managed Moderate Growth Fund	133,898	418,482
JNL/S&P Managed Growth Fund	109,838	375,802
JNL/S&P Managed Aggressive Growth Fund	37,813	174,720

*    Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** The Funds designated as a long-term capital gain dividend, pursuant to the Internal Revenue Code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the year ended December 31, 2014.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2011, 2012, 2013 and 2014, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2015.

NOTE 8.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and the following events occurred:

At a meeting held June 3, 2015, the Board voted to approve the merger of JNL/Mellon Capital 25 Fund into JNL/S&P 4 Fund effective after close of business on September 25, 2015, subject to shareholder approval by the acquired Fund.  The acquired Fund is a separate series of JNL Variable Fund LLC and is advised by JNAM.

At a meeting held August 19, 2015, the Board voted to approve the following administrative fee changes effective October 1, 2015. For Funds with a current administrative fee of 0.15%, the administrative fee will be 0.13% on average daily net assets over $3 billion. For Funds with a current administrative fee of 0.05%, the administrative fee will be 0.045% on average daily net assets over $3 billion.

No other events were noted that required adjustments to the financial statements or disclosure in the notes.

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Additional Disclosures

June 30, 2015

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees (Class A shares of certain Funds) and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.  The examples do not reflect the expenses of the variable insurance contracts or the separate account.  Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  This section provides information that can be used to compare each Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Annualized Expense Ratios*	Expenses Paid During Period	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Annualized Expense Ratios*	Expenses Paid During Period
JNL/American Funds Blue Chip Income and Growth Fund
Class A	$1,000.00	$995.90	0.60%	$2.97	$1,000.00	$1,021.83	0.60%	$3.01
Class B	1,000.00	997.70	0.37	1.83	1,000.00	1,022.97	0.37	1.86
JNL/American Funds Global Bond Fund
Class A	1,000.00	973.50	0.55	2.69	1,000.00	1,022.05	0.55	2.76
Class B	1,000.00	973.70	0.32	1.57	1,000.00	1,023.20	0.32	1.61
JNL/American Funds Global Small Capitalization Fund
Class A	1,000.00	1,152.40	0.55	2.94	1,000.00	1,022.05	0.55	2.76
Class B	1,000.00	1,153.80	0.32	1.71	1,000.00	1,023.20	0.32	1.61
JNL/American Funds Growth-Income Fund
Class A	1,000.00	1,027.20	0.67	3.37	1,000.00	1,021.46	0.67	3.36
Class B	1,000.00	1,028.80	0.44	2.21	1,000.00	1,022.61	0.44	2.21
JNL/American Funds International Fund
Class A	1,000.00	1,052.70	0.65	3.31	1,000.00	1,021.56	0.65	3.26
Class B	1,000.00	1,053.20	0.42	2.14	1,000.00	1,022.70	0.42	2.11
JNL/American Funds New World Fund
Class A	1,000.00	1,038.40	0.65	3.29	1,000.00	1,021.56	0.65	3.26
Class B	1,000.00	1,040.00	0.42	2.12	1,000.00	1,022.70	0.42	2.11
JNL Institutional Alt 20 Fund
Class A	1,000.00	1,014.20	0.17	0.85	1,000.00	1,023.96	0.17	0.85
JNL Institutional Alt 35 Fund
Class A	1,000.00	1,012.80	0.16	0.80	1,000.00	1,024.00	0.16	0.80
JNL Institutional Alt 50 Fund
Class A	1,000.00	1,012.60	0.16	0.80	1,000.00	1,024.00	0.16	0.80
JNL Alt 65 Fund
Class A	1,000.00	1,013.40	0.19	0.95	1,000.00	1,023.84	0.19	0.95
JNL/American Funds Balanced Allocation Fund
Class A	1,000.00	1,030.80	0.65	3.27	1,000.00	1,021.56	0.65	3.26
JNL/American Funds Growth Allocation Fund
Class A	1,000.00	1,043.20	0.65	3.29	1,000.00	1,021.56	0.65	3.26
JNL Disciplined Moderate Fund
Class A	1,000.00	1,015.90	0.15	0.75	1,000.00	1,024.06	0.15	0.75
JNL Disciplined Moderate Growth Fund
Class A	1,000.00	1,024.30	0.15	0.75	1,000.00	1,024.06	0.15	0.75
JNL Disciplined Growth Fund
Class A	1,000.00	1,027.50	0.17	0.85	1,000.00	1,023.96	0.17	0.85
JNL/Franklin Templeton Founding Strategy Fund
Class A	1,000.00	1,009.20	0.05	0.25	1,000.00	1,024.53	0.05	0.25
JNL/Mellon Capital 10 x 10 Fund
Class A	1,000.00	1,012.30	0.05	0.25	1,000.00	1,024.53	0.05	0.25
JNL/Mellon Capital Index 5 Fund
Class A	1,000.00	1,030.40	0.05	0.25	1,000.00	1,024.53	0.05	0.25
JNL/MMRS Conservative Fund
Class A	1,000.00	1,014.30	0.36	1.80	1,000.00	1,023.00	0.36	1.81
JNL/MMRS Growth Fund
Class A	1,000.00	1,016.30	0.35	1.75	1,000.00	1,023.06	0.35	1.76
JNL/MMRS Moderate Fund
Class A	1,000.00	1,021.00	0.36	1.80	1,000.00	1,023.00	0.36	1.81

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Annualized Expense Ratios*	Expenses Paid During Period	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Annualized Expense Ratios*	Expenses Paid During Period
JNL/S&P 4 Fund
Class A	$1,000.00	$993.50	0.05%	$0.25	$1,000.00	$1,024.53	0.05%	$0.25
JNL/S&P Managed Conservative Fund
Class A	1,000.00	1,009.90	0.15	0.75	1,000.00	1,024.06	0.15	0.75
JNL/S&P Managed Moderate Fund
Class A	1,000.00	1,017.30	0.14	0.70	1,000.00	1,024.10	0.14	0.70
JNL/S&P Managed Moderate Growth Fund
Class A	1,000.00	1,023.60	0.14	0.70	1,000.00	1,024.10	0.14	0.70
JNL/S&P Managed Growth Fund
Class A	1,000.00	1,032.60	0.14	0.71	1,000.00	1,024.10	0.14	0.70
JNL/S&P Managed Aggressive Growth Fund
Class A	1,000.00	1,035.80	0.15	0.76	1,000.00	1,024.06	0.15	0.75

Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

*The annualized expense ratio does not include expenses of each Fund’s respective Master Fund or Underlying Fund.

Quarterly Portfolio Holdings.  The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record.  A description of the Policy of the Funds’ Adviser (and sub-advisers) used to vote proxies relating to the portfolio securities and how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2015, are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the SEC’s website at www.sec.gov.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2015

JNL/AllianceBernstein Dynamic Asset Allocation Fund (b)

	Shares/Par (t)	Value
PURCHASED OPTIONS - 0.1%
S&P 500 Index Call Option, Strike Price 2,135, Expiration 09/18/15	1,000	$19
S&P 500 Index Call Option, Strike Price 2,190, Expiration 08/21/15, BOA	15	—
S&P 500 Index Call Option, Strike Price 2,190, Expiration 08/21/15, BOA	1,200	2

Total Purchased Options (cost $52)		21

INVESTMENT COMPANIES - 47.2%
iShares Core MSCI Emerging Markets ETF	30	1,422
iShares Core S&P 500 ETF	19	3,994
iShares International Developed Real Estate ETF (e)	20	590
iShares MSCI All Country Asia ex Japan ETF	3	162
SPDR S&P 500 ETF Trust	14	2,863
Vanguard FTSE Developed Markets ETF	56	2,233
Vanguard Mid-Cap ETF	12	1,580
Vanguard REIT ETF	8	599
Vanguard Small-Cap ETF	13	1,577

Total Investment Companies (cost $15,098)		15,020

GOVERNMENT AND AGENCY OBLIGATIONS - 9.5%
GOVERNMENT SECURITIES - 9.5%
Treasury Inflation Index Securities - 9.5%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/50 (s), BRL	180	157
U.S. Treasury Inflation Indexed Note
1.38%, 07/15/18 - 01/15/20 (n)	$332	354
2.13%, 01/15/19 (n)	51	55
0.13%, 04/15/19 - 01/15/22 (n)	1,837	1,846
1.88%, 07/15/19 (n)	69	75
1.25%, 07/15/20 (n)	2	2
1.13%, 01/15/21 (n)	231	244
0.63%, 07/15/21 (n)	297	306

Total Government and Agency Obligations (cost $3,049)		3,039

SHORT TERM INVESTMENTS - 32.0%
Investment Companies - 30.4%
JNL Money Market Fund, 0.01% (a) (h)	9,434	9,434
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (h)	234	234
		9,668
Securities Lending Collateral - 1.6%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	502	502

Total Short Term Investments (cost $10,170)		10,170

Total Investments - 88.8% (cost $28,369)		28,250
Other Assets and Liabilities, Net - 11.2%		3,563
Total Net Assets - 100.0%		$31,813

Portfolio Composition*:	Percentage of Total Investments
Government Securities	10.7%
Investment Companies	53.2
Purchased Options	0.1
Short Term Investments	36.0
Total Investments	100.0%

*

In general, the Fund uses derivatives as direct substitutes for investments in ETFs, developed market indices, currencies, government bonds, emerging market equities and commodities. Please refer to the Notes to the Schedules of Investments for the Fund’s derivative instruments.

JNL/AQR Managed Futures Strategy Fund (b)

	Shares/Par (t)	Value
SHORT TERM INVESTMENTS - 95.9%
Investment Companies - 65.7%
JNL Money Market Fund, 0.01% (a) (h)	107,277	$107,277
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (h)	303,093	303,093
		410,370
Treasury Securities - 30.2%
U.S. Treasury Bill
0.01%, 10/01/15	$69,725	69,722
0.00%, 10/08/15	69,725	69,721
0.09%, 11/27/15	7,581	7,580
0.07%, 12/03/15	41,800	41,792
		188,815

Total Short Term Investments (cost $599,153)		599,185

Total Investments - 95.9% (cost $599,153)		599,185
Other Assets and Liabilities, Net - 4.1%		25,319
Total Net Assets - 100.0%		$624,504

Portfolio Composition*:	Percentage of Total Investments
Short Term Investments	100.0%
Total Investments	100.0%

*

In general, the Fund uses derivatives as direct substitutes for investments in developed market stock indices, currencies, government bonds and commodities. Please refer to the Notes to Schedules of Investments for the Fund’s derivative instruments.

JNL/BlackRock Commodity Securities Strategy Fund * (b)

	Shares/Par (t)	Value
COMMON STOCKS - 76.9%
ENERGY - 70.5%
Anadarko Petroleum Corp.	275	$21,450
Apache Corp.	222	12,772
Baker Hughes Inc.	169	10,401
Cabot Oil & Gas Corp. - Class A	632	19,925
Cameron International Corp. (c)	248	12,984
Canadian Natural Resources Ltd.	481	13,055
Carrizo Oil & Gas Inc. (c)	134	6,580
Cenovus Energy Inc.	271	4,333
Chevron Corp.	254	24,514
Cimarex Energy Co.	97	10,714
ConocoPhillips Co.	120	7,364
Devon Energy Corp.	386	22,946
Dresser-Rand Group Inc. (c)	341	29,052
Dril-Quip Inc. (c)	140	10,498
EOG Resources Inc.	566	49,562
EQT Corp.	202	16,414
Exxon Mobil Corp.	421	35,055
FMC Technologies Inc. (c)	424	17,612
Halliburton Co.	440	18,944

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Helmerich & Payne Inc.	177	12,472
Hess Corp.	220	14,722
Marathon Oil Corp.	336	8,922
Marathon Petroleum Corp.	329	17,195
Murphy Oil Corp.	109	4,528
Murphy USA Inc. (c)	63	3,538
National Oilwell Varco Inc.	144	6,949
Newfield Exploration Co. (c)	136	4,914
Noble Energy Inc.	307	13,115
Occidental Petroleum Corp.	306	23,813
Phillips 66	115	9,274
Pioneer Natural Resources Co.	117	16,243
Range Resources Corp.	288	14,241
Schlumberger Ltd.	279	24,074
Suncor Energy Inc.	757	20,849
Technip SA - ADR	397	6,191
Total SA - ADR	220	10,822
Valero Energy Corp.	189	11,837
Whiting Petroleum Corp. (c)	195	6,538
Williams Cos. Inc.	84	4,799
Other Securities		30,017
		609,228
MATERIALS - 6.4%
BHP Billiton Ltd.	200	4,078
E.I. du Pont de Nemours & Co.	105	6,738
Eldorado Gold Corp.	879	3,646
First Quantum Minerals Ltd.	515	6,729
Franco-Nevada Corp.	137	6,554
Goldcorp Inc.	382	6,203
Praxair Inc.	38	4,580
Southern Copper Corp. (e)	277	8,161
Other Securities		8,742
		55,431

Total Common Stocks (cost $678,836)		664,659

COMMODITY INDEXED STRUCTURED NOTES - 5.9%
Bank of America Corp., Bloomberg Commodity Index 2 Month Forward Total Return commodity linked note, 0.27%, 01/11/16 (i)	$24,000	16,676
UBS AG, Bloomberg Commodity Index 2 Month Forward Total Return commodity linked note, 0.28%, 01/15/16 (i)	23,500	20,253
UBS AG, Bloomberg Commodity Index 2 Month Forward Total Return commodity linked note, 0.28%, 01/22/16 (i)	6,000	5,245
UBS AG, Bloomberg Commodity Index 2 Month Forward Total Return commodity linked note, 0.28%, 01/22/16 (i)	10,000	8,965

Total Commodity Indexed Structured Notes (cost $63,500)		51,139

SHORT TERM INVESTMENTS - 18.6%
Investment Companies - 2.5%
JNL Money Market Fund, 0.01% (a) (h)	21,717	21,717

Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	12,423	12,423

Treasury Securities - 14.7%
U.S. Treasury Bill
0.03%, 07/02/15	$26,000	26,000
0.01%, 08/06/15	27,000	27,000
0.01%, 09/03/15	27,000	26,999
0.00%, 11/05/15	24,000	23,999
0.07%, 12/03/15	23,009	23,004
		127,002

Total Short Term Investments (cost $161,131)		161,142

Total Investments - 101.4% (cost $903,467)		876,940
Other Assets and Liabilities, Net - (1.4%)		(12,252)
Total Net Assets - 100.0%		$864,688

Portfolio Composition:	Percentage of Total Investments
Energy	69.5%
Materials	6.3
Commodity Indexed Structured Notes	5.8
Short Term Investments	18.4
Total Investments	100.0%

JNL/BlackRock Global Allocation Fund * (b)

	Shares/Par (t)	Value
COMMON STOCKS - 54.4%
CONSUMER DISCRETIONARY - 5.1%
Fuji Heavy Industries Ltd.	466	$17,135
Sanrio Co. Ltd. (e)	103	2,793
Other Securities		166,487
		186,415
CONSUMER STAPLES - 3.3%
Coca-Cola Co.	298	11,672
Nestle SA	226	16,310
Procter & Gamble Co.	308	24,095
SABMiller Plc	254	13,170
Other Securities		57,696
		122,943
ENERGY - 4.8%
Anadarko Petroleum Corp.	275	21,482
StatoilHydro ASA (e)	690	12,338
Total SA	117	5,735
Total SA - ADR	134	6,585
Other Securities		129,458
		175,598
FINANCIALS - 10.0%
Bank of America Corp.	1,255	21,367
Berkshire Hathaway Inc. - Class A (c)	—	7,579
Berkshire Hathaway Inc. - Class B (c)	85	11,532
CapitaLand Ltd.	2,908	7,550
Citigroup Inc.	261	14,423
Deutsche Bank AG	130	3,903
Global Logistic Properties Ltd.	3,506	6,581
Goldman Sachs Group Inc.	25	5,134
HSBC Holdings Plc	1,452	13,004
JPMorgan Chase & Co.	373	25,265
Wells Fargo & Co.	359	20,182
Other Securities		229,916
		366,436
HEALTH CARE - 8.1%
AbbVie Inc.	207	13,895
Allergan Plc (c)	43	13,160
AstraZeneca Plc	162	10,232
AstraZeneca Plc - ADR	26	1,626
Gilead Sciences Inc.	43	5,012
Humana Inc.	64	12,330
Sanofi SA	105	10,390
Teva Pharmaceutical Industries Ltd. - ADR	233	13,758

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Other Securities		218,523
		298,926
INDUSTRIALS - 7.4%
FedEx Corp.	86	14,672
General Electric Co.	423	11,245
Other Securities		244,509
		270,426
INFORMATION TECHNOLOGY - 7.4%
Apple Inc.	121	15,177
Cisco Systems Inc.	424	11,651
Google Inc. - Class A (c)	21	11,443
Google Inc. - Class C (c)	42	21,637
Mobileye NV (c) (e)	311	16,537
QUALCOMM Inc.	128	8,011
Twitter Inc. (c)	344	12,470
Visa Inc. - Class A	188	12,614
Other Securities		160,230
		269,770
MATERIALS - 4.6%
First Quantum Minerals Ltd.	1,036	13,540
Freeport-McMoran Inc. - Class B	748	13,936
Rio Tinto Plc	293	12,053
Other Securities		130,250
		169,779
TELECOMMUNICATION SERVICES - 1.9%
AT&T Inc.	302	10,712
Verizon Communications Inc.	348	16,198
Other Securities		43,457
		70,367
UTILITIES - 1.8%
Other Securities		64,307

Total Common Stocks (cost $1,926,897)		1,994,967

TRUST PREFERREDS - 0.3%
FINANCIALS - 0.3%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	118	3,076
Other Securities		9,460

Total Trust Preferreds (cost $12,191)		12,536

PREFERRED STOCKS - 2.5%
CONSUMER DISCRETIONARY - 0.2%
Other Securities		8,827

CONSUMER STAPLES - 0.0%
Other Securities		1,175

FINANCIALS - 0.6%
Federal National Mortgage Association - Series S, 8.25%, (callable at 25 beginning 12/31/15) (c) (d) (e) (m)	166	623
HSBC Holdings Plc, 8.00%, (callable at 25 beginning 12/15/15) (m)	70	1,818
Wells Fargo & Co. - Series L, 7.50% (m) (v)	1	1,429
Other Securities		19,106
		22,976
HEALTH CARE - 0.4%
Allergan Plc, 5.50%, 03/01/18 (v)	6	6,520
Other Securities		8,105
		14,625
INDUSTRIALS - 0.1%
Other Securities		2,465

INFORMATION TECHNOLOGY - 1.1%
Uber Technologies Inc. (f) (p) (q)	303	12,016
Other Securities		27,214
		39,230
MATERIALS - 0.0%
Other Securities		225

TELECOMMUNICATION SERVICES - 0.0%
Other Securities		165

UTILITIES - 0.1%
Other Securities		1,611

Total Preferred Stocks (cost $85,067)		91,299

RIGHTS - 0.0%
Other Securities		—

Total Rights (cost $0)		—

WARRANTS - 0.0%
Other Securities		246

Total Warrants (cost $0)		246

PURCHASED OPTIONS - 1.1%
Abbott Laboratories Call Option, Strike Price 49, Expiration 01/15/16, CGM	172,900	507
Activision Blizzard, Inc. Call Option, Strike Price 19, Expiration 01/15/16, DUB	180,301	1,011
Apple Inc. Call Option, Strike Price 135, Expiration 08/21/15	52	7
Bank of America Corp. Call Option, Strike Price 16.50, Expiration 01/15/16, GSC	480,400	697
Bank of New York Mellon Corp. Call Option, Strike Price 46, Expiration 05/20/16, DUB	268,552	433
Baxter International Inc. Call Option, Strike Price 72.75, Expiration 03/18/16	70,526	187
Call Swaption, 3-month LIBOR versus 1.52% fixed, Expiration 12/08/15, DUB	286,160,000	325
Call Swaption, 3-month LIBOR versus 1.90% fixed, Expiration 01/09/18, GSC	183,360,000	1,453
Citigroup Inc. Call Option, Strike Price 50.5, Expiration 01/15/16, GSC	223,100	1,482
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,675, Expiration 12/18/15, JPM	5,505	651
General Electric Co. Call Option, Strike Price 28.50, Expiration 01/15/16, DUB	352,630	159
Goldman Sachs Group Inc. Call Option, Strike Price 220, Expiration 05/20/16, DUB	64,500	761
Ibovespa Index Put Option, Strike Price BRL 47,604.37, Expiration 08/12/15, BOA	585	6
Johnson & Johnson Call Option, Strike Price 103, Expiration 04/15/16, GSC	354,828	1,011
JPMorgan Chase & Co. Call Option, Strike Price 59, Expiration 01/15/16, GSC	171,700	1,691
KeyCorp Call Option, Strike Price 15.75, Expiration 05/20/16, DUB	358,069	381
Nikkei Index 225, Call Option, Strike Price 21,968, Expiration 03/09/18, GSC	74,251	844
Merck & Co., Inc. Call Option, Strike Price 59, Expiration 01/15/16, GSC	347,148	705
Morgan Stanley Call Option, Strike Price 40.75, Expiration 05/20/16, DUB	268,552	673
Russell 2000 Put Option, Strike Price 1,215, Expiration 08/21/15, BOA	14,786	385

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
S&P 500 Index Call Option, Strike Price 2,350, Expiration 08/21/15, CSI	37,840	8
S&P 500 Index Put Option, Strike Price 2,050, Expiration 09/18/15, BOA	8,900	516
S&P 500 Index Put Option, Strike Price 2,100, Expiration 08/31/15, CSI	4,775	334
Stoxx Europe 600 Index Call Option, Strike Price EUR 400, Expiration 12/16/16, CSI	39,223	1,001
Stoxx Europe 600 Index Put Option, Strike Price EUR 404.13, Expiration 09/18/15, BOA	24,150	218
SunTrust Banks Inc. Call Option, Strike Price 45.50, Expiration 05/20/16, DUB	268,600	598
Taiwan Stock Exchange Index Call Option, Strike Price TWD 9,483.13, Expiration 09/21/16, CGM	27,399	317
Taiwan Stock Exchange Index Call Option, Strike Price TWD 9,677, Expiration 12/21/16, GSC	28,000	333
Teva Pharmaceutical Industries Ltd. Call Option, Strike Price 63.50, Expiration 05/20/16, DUB	71,400	248
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,525, Expiration 12/11/15, BOA	1,162,636	1,380
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,585, Expiration 03/11/16, CGM	1,736,200	1,882
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,585, Expiration 12/11/15, CGM	1,229,468	1,111
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,615, Expiration 09/11/15, BOA	870,600	500
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,675, Expiration 06/10/16, CIT	1,130,236	979
Wells Fargo & Co. Call Option, Strike Price 59, Expiration 05/20/16, DUB	268,552	625
Other Securities		16,725

Total Purchased Options (cost $40,229)		40,144

INVESTMENT COMPANIES - 0.7%
iShares Gold Trust Fund (a)	638	7,231
SPDR Gold Trust	129	14,480
Other Securities		5,442

Total Investment Companies (cost $33,343)		27,153

CORPORATE BONDS AND NOTES - 8.4%
CONSUMER DISCRETIONARY - 0.2%
Other Securities		7,773

CONSUMER STAPLES - 0.1%
Other Securities		2,809

ENERGY - 0.9%
Other Securities		34,475

FINANCIALS - 4.1%
Bank of America Corp.
2.00%, 01/11/18	2,499	2,506
1.35%, 03/22/18 (i)	1,376	1,388
2.60%, 01/15/19	1,733	1,751
CapitaLand Ltd.
2.10%, 11/15/16 (p) (v), SGD	3,500	2,591
1.95%, 10/17/23 (v), SGD	3,000	2,316
Citigroup Inc.
5.87% (callable at 100 beginning 03/27/20) (m)	3,529	3,537
5.95% (callable at 100 beginning 01/30/23) (m)	1,330	1,310
1.80%, 02/05/18	5,335	5,320
Credit Suisse AG Credit Linked Note (Housing Development Finance Corp. Ltd., 7.88%, 01/15/16, Moody’s rating Aaa)	10,970	10,908
Deutsche Bank AG, 1.88%, 02/13/18	2,075	2,068
Deutsche Bank Capital Funding Trust VII, 5.63%, (callable at 100 beginning 01/19/16) (e) (m) (r)	698	701
General Electric Capital Corp. - Series B
6.25% (callable at 100 beginning 12/15/22) (m)	2,600	2,844
5.55%, 05/04/20	1,410	1,601
6.37%, 11/15/67 (i)	2,079	2,235
Global Logistic Properties Ltd., 3.88%, 06/04/25	5,466	5,350
Goldman Sachs Group Inc.
5.38% (callable at 100 beginning 05/10/20) (m)	3,095	3,058
5.70% (callable at 100 beginning 05/10/19) (m)	2,964	2,975
HSBC Holdings Plc, 6.37%, (callable at 100 beginning 09/17/24) (m) (v)	5,700	5,714
HSBC USA Inc., 1.63%, 01/16/18	1,925	1,925
JPMorgan Chase & Co.
5.15% (callable at 100 beginning 05/01/23) (m)	3,511	3,341
6.10% (callable at 100 beginning 10/01/24) (e) (m)	7,026	7,051
4.35%, 08/15/21	1,448	1,547
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	1,642	1,854
Other Securities		78,186
		152,077
HEALTH CARE - 0.9%
AbbVie Inc., 2.50%, 05/14/20	3,729	3,689
Gilead Sciences Inc., 1.63%, 05/01/16 (v)	1,313	6,770
Other Securities		23,510
		33,969
INDUSTRIALS - 0.3%
Other Securities		9,351

INFORMATION TECHNOLOGY - 0.9%
QUALCOMM Inc., 3.00%, 05/20/22	6,060	6,028
Twitter Inc., 1.00%, 09/15/21 (r) (v)	1,682	1,473
Other Securities		26,719
		34,220
MATERIALS - 0.2%
Other Securities		6,669

TELECOMMUNICATION SERVICES - 0.8%
AT&T Inc.
2.38%, 11/27/18	4,712	4,750
3.00%, 06/30/22	7,350	7,090
Other Securities		16,474
		28,314
UTILITIES - 0.0%
Other Securities		312

Total Corporate Bonds and Notes (cost $302,182)		309,969

GOVERNMENT AND AGENCY OBLIGATIONS - 9.7%
GOVERNMENT SECURITIES - 9.3%
Sovereign - 5.8%
Brazil Government International Bond
6.00%, 01/17/17	2,223	2,373

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
4.88%, 01/22/21 (e)	1,283	1,341
Brazil Notas do Tesouro Nacional
10.00%, 01/01/17, BRL	27,552	8,420
10.00%, 01/01/21, BRL	29,664	8,583
10.00%, 01/01/25, BRL	36,370	10,123
Italy Buoni Poliennali Del Tesoro
2.50%, 12/01/24, EUR	4,471	5,083
1.50%, 06/01/25, EUR	23,468	24,320
Japan Government Bond, 0.10%, 03/15/17, JPY	705,750	5,777
Mexico Bonos
8.00%, 12/07/23, MXN	184,794	13,286
10.00%, 12/05/24, MXN	439,705	35,821
Poland Government Bond
5.25%, 10/25/20, PLN	33,139	9,892
5.75%, 10/25/21, PLN	16,212	4,998
United Kingdom Treasury Bond, 2.25%, 09/07/23 (p), GBP	28,366	45,612
Other Securities		35,953
		211,582
Treasury Inflation Index Securities - 0.0%
U.S. Treasury Inflation Indexed Note, 0.25%, 01/15/25 (n)	1,410	1,379

U.S. Treasury Securities - 3.5%
U.S. Treasury Note
0.25%, 07/31/15	11,989	11,990
1.38%, 03/31/20	40,453	40,023
1.75%, 03/31/22	14,575	14,297
2.25%, 11/15/24	42,207	41,878
2.00%, 02/15/25	10,874	10,549
2.13%, 05/15/25	10,968	10,751
		129,488
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.4%
Federal National Mortgage Association - 0.4%
Federal National Mortgage Association, 3.00%, 07/15/45, TBA (g)	12,752	12,674

Total Government and Agency Obligations (cost $374,744)		355,123

OTHER EQUITY INTERESTS - 0.0%
Other Securities		—

Total Other Equity Interests (cost $0)		—

VARIABLE RATE SENIOR LOAN INTERESTS - 1.4% (i)
CONSUMER DISCRETIONARY - 0.4%
Other Securities		14,054

ENERGY - 0.2%
Other Securities		8,782

FINANCIALS - 0.4%
Other Securities		15,671

HEALTH CARE - 0.2%
Other Securities		6,505

INDUSTRIALS - 0.0%
Other Securities		1,556

MATERIALS - 0.1%
Other Securities		2,646

UTILITIES - 0.1%
Other Securities		2,717

Total Variable Rate Senior Loan Interests (cost $54,921)		51,931

SHORT TERM INVESTMENTS - 28.2%
Securities Lending Collateral - 2.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	95,029	95,029

Treasury Securities - 25.6%
Japan Treasury Bill
0.00%, 07/10/15, JPY	690,000	5,638
0.00%, 07/13/15, JPY	710,000	5,801
0.00%, 08/03/15, JPY	900,000	7,354
0.00%, 08/10/15, JPY	870,000	7,109
0.00%, 08/31/15, JPY	1,400,000	11,439
0.00%,10/13/15, JPY	1,290,000	10,540
0.00%,11/10/15, JPY	1,090,000	8,906
0.00%,12/10/15, JPY	1,490,000	12,175
Mexico Cetes
0.19%, 07/09/15, MXN	14,374	9,139
0.19%, 07/23/15, MXN	12,293	7,806
0.00%, 08/06/15, MXN	13,974	8,862
0.20%, 08/20/15, MXN	12,335	7,815
0.21%, 09/03/15, MXN	5,287	3,346
0.20%, 09/17/15, MXN	14,187	8,965
0.20%, 10/01/15, MXN	14,439	9,113
0.20%, 10/15/15, MXN	11,327	7,140
0.20%, 10/29/15, MXN	7,317	4,607
0.20%, 11/12/15, MXN	17,419	10,952
0.20%, 11/26/15, MXN	3,658	2,297
U.S. Treasury Bill
0.03%, 07/02/15	$117,500	117,500
0.01%, 07/09/15	20,500	20,500
0.04%, 07/16/15	11,000	11,000
0.02%, 07/23/15	16,000	16,000
0.01%, 07/30/15	13,000	13,000
0.01%, 08/13/15	25,000	25,000
0.02%, 08/20/15	92,000	92,000
0.00%,08/27/15	39,500	39,500
0.01%, 09/03/15	22,000	21,999
0.01%, 09/10/15	92,500	92,500
0.01%, 09/17/15	55,000	55,000
0.01%, 09/24/15	41,000	41,000
0.01%, 10/01/15	118,000	117,995
0.00%, 10/08/15	10,000	9,999
0.00%, 10/15/15	27,000	26,999
0.02%, 10/22/15	6,000	6,000
0.03%, 10/29/15	6,000	6,000
0.00%,11/05/15	34,005	34,003
0.01%, 11/12/15	11,500	11,498
0.05%, 11/19/15	27,000	26,997
0.07%, 12/03/15	6,000	5,999
		939,493

Total Short Term Investments (cost $1,038,764)		1,034,522

Total Investments - 106.7% (cost $3,868,338)		3,917,890
Total Securities Sold Short - (0.0%) (proceeds $1,553)		(1,411)
Other Assets and Liabilities, Net - (6.7%)		(245,873)
Total Net Assets - 100.0%		$3,670,606

SECURITIES SOLD SHORT - 0.0%
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Gentex Corp.	69	$1,137

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
CONSUMER STAPLES - 0.0%
Mead Johnson Nutrition Co.	3	274

Total Securities Sold Short - 0.0% (proceeds $1,553)		$1,411

Portfolio Composition:	Percentage of Total Investments
Financials	14.6%
Health Care	9.0
Information Technology	8.8
Government Securities	8.7
Industrials	7.3
Energy	5.6
Consumer Discretionary	5.5
Materials	4.6
Consumer Staples	3.2
Telecommunication Services	2.5
Utilities	1.8
Purchased Options	1.0
U.S. Government Agency MBS	0.3
Investment Companies	0.7
Short Term Investments	26.4
Total Investments	100.0%

JNL/BlackRock Large Cap Select Growth Fund

	Shares/Par (t)	Value
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 21.3%
Amazon.com Inc. (c)	48	$21,007
Delphi Automotive Plc	148	12,617
Dollar General Corp.	494	38,427
Home Depot Inc.	222	24,708
Liberty Global Plc - Class A (c)	644	34,841
Lululemon Athletica Inc. (c)	189	12,324
Netflix Inc. (c)	52	34,447
Nike Inc. - Class B	166	17,977
Restoration Hardware Holdings Inc. (c)	138	13,431
TripAdvisor Inc. (c)	415	36,186
Twenty-First Century Fox Inc. - Class A	930	30,261
Walt Disney Co.	169	19,244
		295,470
CONSUMER STAPLES - 2.5%
Constellation Brands Inc. - Class A	179	20,755
CVS Health Corp.	140	14,680
		35,435
ENERGY - 1.8%
Concho Resources Inc. (c)	215	24,504

FINANCIALS - 7.5%
Berkshire Hathaway Inc. (c)	204	27,721
Crown Castle International Corp.	170	13,618
Discover Financial Services	304	17,509
JPMorgan Chase & Co.	384	26,003
Moody’s Corp.	187	20,146
		104,997
HEALTH CARE - 23.7%
AbbVie Inc.	968	65,028
Allergan Plc (c)	96	29,074
Humana Inc.	136	25,979
Mallinckrodt Plc (c)	127	14,998
Perrigo Co. Plc	200	36,931
United Therapeutics Corp. (c)	254	44,158
UnitedHealth Group Inc.	320	39,036
Valeant Pharmaceuticals International Inc. (c)	124	27,613
Vertex Pharmaceuticals Inc. (c)	377	46,496
		329,313
INDUSTRIALS - 3.8%
Delta Air Lines Inc.	161	6,627
Spirit Airlines Inc. (c)	248	15,402
Union Pacific Corp.	325	30,980
		53,009
INFORMATION TECHNOLOGY - 36.5%
Alibaba Group Holding Ltd. - ADR (c)	328	26,978
Alliance Data Systems Corp. (c)	110	32,026
Apple Inc.	566	70,970
Baidu.com - ADR (c)	92	18,306
Facebook Inc. - Class A (c)	800	68,614
Google Inc. - Class A (c)	117	63,428
LinkedIn Corp. - Class A (c)	93	19,273
MasterCard Inc. - Class A	205	19,133
Mobileye NV (c) (e)	186	9,868
Oracle Corp.	658	26,507
Salesforce.com Inc. (c)	594	41,359
Splunk Inc. (c)	128	8,935
Tencent Holdings Ltd.	1,231	24,620
Visa Inc. - Class A	786	52,798
Workday Inc. - Class A (c)	103	7,884
Yahoo! Inc. (c)	436	17,114
		507,813
MATERIALS - 0.9%
Ecolab Inc.	110	12,449

Total Common Stocks (cost $1,169,703)		1,362,990

PREFERRED STOCKS - 0.8%
INFORMATION TECHNOLOGY - 0.8%
Palantir Technologies Inc. (f) (p) (q)	1,246	10,730

Total Preferred Stocks (cost $7,640)		10,730

SHORT TERM INVESTMENTS - 1.8%
Investment Companies - 1.1%
JNL Money Market Fund, 0.01% (a) (h)	14,843	14,843

Securities Lending Collateral - 0.7%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	10,260	10,260

Total Short Term Investments (cost $25,103)		25,103

Total Investments - 100.6% (cost $1,202,446)		1,398,823
Other Assets and Liabilities, Net - (0.6%)		(8,575)
Total Net Assets - 100.0%		$1,390,248

Portfolio Composition:	Percentage of Total Investments
Information Technology	37.1%
Health Care	23.5
Consumer Discretionary	21.1
Financials	7.5
Industrials	3.8
Consumer Staples	2.5
Energy	1.8
Materials	0.9
Short Term Investments	1.8
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/Boston Partners Global Long Short Equity Fund

	Shares/Par (t)	Value
COMMON STOCKS - 93.4%
CONSUMER DISCRETIONARY - 15.8%
Alpine Electronics Inc.	141	$2,716
Cambian Group Plc	808	3,806
Comcast Corp. - Class A (o)	80	4,786
Daily Mail & General Trust - Class A	189	2,757
Havas SA	614	5,120
ITV Plc	1,119	4,630
Lear Corp. (o)	29	3,249
Liberty Global Plc - Class C (c) (o)	271	13,742
Macy’s Inc. (o)	98	6,638
Marks & Spencer Group Plc	334	2,814
Swatch Group AG	26	1,985
Tenneco Inc. (c) (o)	72	4,122
Toyota Industries Corp.	67	3,821
WH Smith Plc	282	6,760
WPP Plc	195	4,384
		71,330
CONSUMER STAPLES - 4.7%
CVS Health Corp. (o)	134	14,036
Greencore Group Plc	753	3,715
Stock Spirits Group Plc	435	1,317
WH Group Ltd. (c)	3,089	2,102
		21,170
ENERGY - 8.9%
Canadian Natural Resources Ltd.	72	1,943
China Petroleum & Chemical Corp. - Class H	4,890	4,196
Diamondback Energy Inc. (c)	87	6,554
Energen Corp. (o)	56	3,813
EOG Resources Inc.	28	2,473
INPEX Corp.	378	4,288
Occidental Petroleum Corp. (o)	65	5,029
Parsley Energy Inc. - Class A (c) (o)	194	3,377
Phillips 66 (o)	55	4,416
RSP Permian Inc. (c)	109	3,077
Viper Energy Partners LP (o)	39	773
		39,939
FINANCIALS - 16.4%
Allstate Corp. (o)	72	4,644
American International Group Inc. (o)	94	5,810
Aon Plc - Class A (o)	33	3,250
Aurelius AG	156	6,687
Australia & New Zealand Banking Group Ltd.	167	4,133
BB&T Corp. (o)	84	3,402
Capital One Financial Corp. (o)	108	9,510
Cheung Kong Property Holdings Ltd. (c)	1,035	8,584
Fifth Third Bancorp	396	8,244
HSBC Holdings Plc	520	4,654
PICC Property & Casualty Co. Ltd. - Class H	1,544	3,514
United Overseas Bank Ltd.	244	4,175
Wells Fargo & Co. (o)	125	7,045
		73,652
HEALTH CARE - 11.3%
Amgen Inc. (o)	21	3,227
CIGNA Corp. (o)	13	2,178
Express Scripts Holding Co. (c)	27	2,366
Fresenius SE	60	3,855
Gilead Sciences Inc. (o)	22	2,572
McKesson Corp. (o)	18	3,999
MEDNAX Inc. (c)	49	3,638
Medtronic Plc (o)	59	4,367
Merck & Co. Inc. (o)	123	7,016
Novartis AG	47	4,655
Pfizer Inc. (o)	90	3,014
Roche Holding AG	17	4,831
Sinopharm Group Co. Ltd. - Class H	555	2,466
Teva Pharmaceutical Industries Ltd. - ADR (o)	46	2,696
		50,880
INDUSTRIALS - 13.1%
Bollore SA	409	2,186
CK Hutchison Holdings Ltd.	280	4,111
Georg Fischer AG	5	3,653
Honeywell International Inc. (o)	30	3,062
Hoshizaki Electric Co. Ltd.	53	3,129
Ingersoll-Rand Plc (o)	63	4,241
KION Group AG	52	2,481
Maire Tecnimont SpA (c) (e)	784	2,544
Melrose Industries Plc	1,304	5,068
Mitsubishi Electric Corp.	377	4,868
Norma Group SE	89	4,518
Northrop Grumman Systems Corp. (o)	19	3,023
Safran SA	106	7,223
Saft Groupe SA	61	2,385
Teleperformance	56	3,963
United Technologies Corp. (o)	25	2,761
		59,216
INFORMATION TECHNOLOGY - 12.7%
Activision Blizzard Inc. (o)	194	4,704
Amano Corp.	239	3,129
Apple Inc. (o)	134	16,783
Cap Gemini SA	31	2,771
Casetek Holdings Ltd.	408	2,524
Cisco Systems Inc.	124	3,392
EMC Corp. (o)	127	3,364
Google Inc. - Class C (c) (o)	13	6,911
Intel Corp.	92	2,802
Rofin-Sinar Technologies Inc. (c) (o)	90	2,480
Samsung Electronics Co. Ltd.	2	2,037
Western Digital Corp. (o)	24	1,921
Zebra Technologies Corp. (c) (o)	37	4,160
		56,978
MATERIALS - 7.1%
Alent Plc	476	2,751
Barrick Gold Corp. (o)	161	1,718
CRH Plc	134	3,749
Glencore Plc	512	2,054
Graphic Packaging Holding Co. (o)	291	4,052
HudBay Minerals Inc.	278	2,315
Lintec Corp.	201	4,604
MeadWestvaco Corp. (o)	43	2,018
Nitto Denko Corp.	74	6,090
Smurfit Kappa Group Plc	77	2,113
Stornoway Diamond Corp. (c)	1,062	697
		32,161
TELECOMMUNICATION SERVICES - 3.0%
China Mobile Ltd.	335	4,288
Nippon Telegraph & Telephone Corp.	93	3,372
Vodafone Group Plc	1,618	5,902
		13,562
UTILITIES - 0.4%
Newocean Energy Holdings Ltd.	4,257	1,976

Total Common Stocks (cost $405,024)		420,864

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
WARRANTS - 0.0%
Stornoway Diamond Corp. (c)	290	24
Total Warrants (cost $27)		24

SHORT TERM INVESTMENTS - 4.5%
Investment Companies - 4.3%
JNL Money Market Fund, 0.01% (a) (h)	19,238	19,238

Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	893	893
Total Short Term Investments (cost $20,131)		20,131
Total Investments - 97.9% (cost $425,182)		441,019
Total Securities Sold Short - (40.5%) (proceeds $184,667)		(182,547)
Other Assets and Liabilities, Net - 42.6%		191,922
Total Net Assets - 100.0%		$450,394

SECURITIES SOLD SHORT - 40.5%
COMMON STOCKS - 40.5%
CONSUMER DISCRETIONARY - 8.9%
AO World Plc	623	$1,416
ARAMARK Corp.	52	1,616
Autoliv Inc.	18	2,129
Bob Evans Farms Inc.	33	1,681
Buffalo Wild Wings Inc.	10	1,557
Cabela’s Inc.	30	1,507
Carmax Inc.	34	2,238
Deckers Outdoor Corp.	19	1,370
Inditex SA	53	1,712
Krispy Kreme Doughnuts Inc.	115	2,221
Leggett & Platt Inc.	36	1,758
McDonald’s Holdings Co. Japan Ltd.	101	2,143
Monro Muffler Brake Inc.	42	2,636
Netflix Inc.	3	2,163
Ocado Group Plc	302	2,112
Pandora Media Inc.	98	1,526
Restoration Hardware Holdings Inc.	20	1,968
Shutterstock Inc.	28	1,620
Tesla Motors Inc.	9	2,321
Under Armour Inc. - Class A	28	2,324
Vipshop Holdings Ltd. - ADR	89	1,983
		40,001
CONSUMER STAPLES - 2.9%
Clorox Co.	16	1,663
Colgate-Palmolive Co.	33	2,137
Monster Beverage Corp.	18	2,368
Nissin Foods Holdings Co. Ltd.	52	2,266
Snyders-Lance Inc.	50	1,621
Tsingtao Brewery Co. Ltd. - Class H	305	1,848
United Natural Foods Inc.	21	1,368
		13,271
ENERGY - 2.9%
Cabot Oil & Gas Corp.	51	1,594
Concho Resources Inc.	12	1,324
Continental Resources Inc.	46	1,934
Fugro NV - CVA	73	1,591
Japan Petroleum Exploration Co.	69	2,178
Matador Resources Co.	87	2,179
Noble Energy Inc.	52	2,222
		13,022
FINANCIALS - 4.0%
Astoria Financial Corp.	99	1,368
Banco de Sabadell SA	730	1,768
BancorpSouth Inc.	45	1,150
Cullen/Frost Bankers Inc.	18	1,386
Eaton Vance Corp.	35	1,376
Hulic Co. Ltd.	210	1,860
Northern Trust Corp.	19	1,443
Siam Commercial Bank PCL - NVDR	287	1,320
Texas Capital Bancshares Inc.	23	1,419
UMB Financial Corp.	24	1,346
UniCredit SpA	265	1,783
Westamerica Bancorp	35	1,754
		17,973
HEALTH CARE - 4.3%
Alere Inc.	50	2,625
BTG Plc	195	1,924
Elekta AB - Class B	286	1,792
Hisamitsu Pharmaceutical Co. Inc.	50	1,927
Insys Therapeutics Inc.	52	1,851
Juno Therapeutics Inc.	23	1,208
Novo-Nordisk A/S - ADR	41	2,232
Otsuka Holdings Co. Ltd.	56	1,797
ResMed Inc.	33	1,846
Veeva Systems Inc. - Class A	71	1,990
		19,192
INDUSTRIALS - 8.5%
Franklin Electric Co. Inc.	52	1,697
GEA Group AG	37	1,635
Heartland Express Inc.	66	1,330
IMI Plc	118	2,084
Intertek Group Plc	59	2,259
Kansas City Southern	25	2,236
Keppel Corp. Ltd.	360	2,194
Kintetsu Group Holdings NPV	542	1,846
Latam Airlines Group SA - ADR	270	1,900
LIXIL Group Corp.	103	2,043
Mobile Mini Inc.	55	2,322
Noble Group Ltd.	3,358	1,892
Old Dominion Freight Line Inc.	27	1,843
Proto Labs Inc.	30	2,013
SGS SA	1	2,194
Sulzer AG	14	1,462
Sun Hydraulics Corp.	43	1,627
Trex Co. Inc.	38	1,893
USG Corp.	73	2,036
Zodiac Aerospace	56	1,827
		38,333
INFORMATION TECHNOLOGY - 5.2%
ASM Pacific Technology Ltd.	155	1,535
ASML Holding NV	15	1,543
Blackbaud Inc.	28	1,589
Itron Inc.	31	1,072
LinkedIn Corp.	8	1,747
National Instruments Corp.	82	2,430
NetSuite Inc.	14	1,323
Palo Alto Networks Inc.	8	1,482
Rackspace Hosting Inc.	57	2,110
Stratasys Ltd.	46	1,602
Telefonaktiebolaget LM Ericsson - Class B	137	1,430
VeriFone Systems Inc.	37	1,242
Workday Inc. - Class A	17	1,318
Yelp Inc.	35	1,503
Zillow Group Inc. - Class A	18	1,583
		23,509
MATERIALS - 3.8%
Air Products & Chemicals Inc.	18	2,441

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
AptarGroup Inc.	33	2,106
FMC Corp.	36	1,913
FP Corp.	36	1,325
Huhtamaki Oyj	52	1,598
Linde AG	9	1,636
Olin Corp.	71	1,916
Taiyo Nippon Sanso Corp.	183	2,215
Teck Resources Ltd.	97	963
Wausau Paper Corp.	123	1,133
		17,246
Total Securities Sold Short - 40.5% (proceeds $184,667)		$182,547

Long Investments Portfolio Composition:	Percentage of Total Long Investments
Financials	17.6%
Consumer Discretionary	16.2
Information Technology	12.9
Industrials	12.5
Health Care	11.5
Energy	9.1
Materials	7.3
Consumer Staples	4.8
Telecommunication Services	3.1
Utilities	0.4
Short Term Investments	4.6
Total Long Investments	100.0%

Short Investments Portfolio Composition:	Percentage of Total Short Investments
Consumer Discretionary	21.9%
Industrials	21.0
Information Technology	12.9
Health Care	10.5
Financials	9.8
Materials	9.5
Consumer Staples	7.3
Energy	7.1
Total Short Investments	100.0%

JNL/Brookfield Global Infrastructure and MLP Fund

	Shares/Par (t)	Value
COMMON STOCKS - 97.6%
AUSTRALIA - 3.4%
Origin Energy Ltd.	1,200	$11,077
Transurban Group	3,861	27,684
		38,761
CANADA - 10.0%
Enbridge Inc.	1,064	49,774
Inter Pipeline Ltd. (e)	717	16,485
Keyera Corp. (e)	352	11,759
Pembina Pipeline Corp.	506	16,359
TransCanada Corp. (e)	251	10,202
Veresen Inc. (e)	825	11,153
		115,732
CHINA - 3.4%
Beijing Capital International Airport Co. Ltd. - Class H	5,271	6,069
Beijing Enterprises Holdings Ltd.	1,749	13,146
China Merchants Holdings International Co. Ltd.	2,828	12,112
ENN Energy Holdings Ltd.	1,391	8,367
		39,694
FRANCE - 4.3%
Eutelsat Communications Group SA	338	10,924
GDF Suez	440	8,183
Groupe Eurotunnel SE (q)	2,149	31,160
		50,267
HONG KONG - 0.8%
Hong Kong & China Gas Co. Ltd.	4,303	9,017

ITALY - 2.7%
Atlantia SpA	923	22,806
Snam Rete Gas SpA	1,804	8,584
		31,390
JAPAN - 2.4%
Central Japan Railway Co.	67	12,127
Tokyo Gas Co. Ltd.	2,969	15,762
		27,889
LUXEMBOURG - 1.9%
SES SA - FDR	664	22,309

MEXICO - 0.5%
Grupo Aeroportuario del PacifiCo SAB de CV - Class B	391	2,673
Infraestructura Energetica Nova SAB de CV (e)	570	2,814
		5,487
NETHERLANDS - 1.0%
Koninklijke Vopak NV	222	11,215

SINGAPORE - 0.5%
Hutchison Port Holdings Trust	9,066	5,710

SPAIN - 4.6%
Abertis Infraestructuras SA - Class A	833	13,686
Cellnex Telecom SAU (c)	333	5,629
Ferrovial SA	930	20,212
Red Electrica Corp. SA (e)	175	14,044
		53,571
SWITZERLAND - 1.0%
Flughafen Zuerich AG	14	10,986

UNITED KINGDOM - 10.2%
National Grid Plc	6,225	80,119
Severn Trent Plc	529	17,289
United Utilities Group Plc	1,427	19,983
		117,391
UNITED STATES OF AMERICA - 50.9%
American Tower Corp.	759	70,775
American Water Works Co. Inc.	485	23,576
Boardwalk Pipeline Partners, LP	760	11,029
Buckeye Partners LP	153	11,289
CenterPoint Energy Inc.	1,224	23,298
Columbia Pipeline Partners LP	219	5,514
Crestwood Equity Partners LP (q)	1,810	7,474
Crown Castle International Corp.	464	37,283
CSX Corp.	176	5,730
Energy Transfer Equity LP	90	5,761
Energy Transfer Partners LP	756	39,442
Enterprise Products Partners LP	1,467	43,851
EQT Midstream Partners LP	106	8,635
Eversource Energy	186	8,433
ITC Holdings Corp.	443	14,246
Kansas City Southern	127	11,564
Kinder Morgan Inc.	438	16,827
MarkWest Energy Partners LP	97	5,455

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
NiSource Inc.	310	14,115
ONE Gas Inc.	168	7,156
PG&E Corp.	814	39,967
Plains GP Holdings LP	428	11,054
SBA Communications Corp. (c)	248	28,490
Sempra Energy	273	27,002
Sunoco Logistics Partners LP	303	11,508
Tallgrass Energy GP LP - Class A (c)	113	3,620
Targa Resources Corp.	66	5,853
Targa Resources Partners LP	286	11,036
Union Pacific Corp.	264	25,168
Williams Cos. Inc.	651	37,365
Williams Partners LP	336	16,261
		588,777
Total Common Stocks (cost $1,159,957)		1,128,196

SHORT TERM INVESTMENTS - 7.0%
Investment Companies - 1.3%
JNL Money Market Fund, 0.01% (a) (h)	15,291	15,291

Securities Lending Collateral - 5.7%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	66,451	66,451
Total Short Term Investments (cost $81,742)		81,742
Total Investments - 104.6% (cost $1,241,699)		1,209,938
Other Assets and Liabilities, Net - (4.6%)		(53,470)
Total Net Assets - 100.0%		$1,156,468

Portfolio Composition:	Percentage of Total Investments
Energy	31.3%
Utilities	28.3
Industrials	19.2
Financials	8.9
Telecommunication Services	2.8
Consumer Discretionary	2.7
Short Term Investments	6.8
Total Investments	100.0%

JNL/Capital Guardian Global Balanced Fund *

	Shares/Par (t)	Value
COMMON STOCKS - 64.2%
CONSUMER DISCRETIONARY - 10.5%
Daimler AG	43	$3,929
Denso Corp.	67	3,348
Norwegian Cruise Line Holdings Ltd. (c)	133	7,425
Starbucks Corp.	65	3,506
Other Securities		33,858
		52,066
CONSUMER STAPLES - 2.4%
Other Securities		12,193

ENERGY - 3.5%
Noble Energy Inc.	58	2,467
Other Securities		14,985
		17,452
FINANCIALS - 13.1%
AIA Group Ltd.	721	4,712
CME Group Inc. - Class A	51	4,774
Fairfax Financial Holdings Ltd.	7	3,402
Goldman Sachs Group Inc.	22	4,635
Intercontinental Exchange Inc.	25	5,546
PICC Property & Casualty Co. Ltd. - Class H	2,409	5,485
PNC Financial Services Group Inc.	26	2,458
Svenska Handelsbanken AB - Series A	151	2,201
Wells Fargo & Co.	54	3,059
Other Securities		28,852
		65,124
HEALTH CARE - 7.8%
AstraZeneca Plc	37	2,354
Gilead Sciences Inc.	26	3,032
Incyte Corp. (c)	42	4,398
Novo Nordisk A/S	83	4,578
Quest Diagnostics Inc.	37	2,654
Receptos Inc. (c)	23	4,352
St. Jude Medical Inc.	35	2,525
Other Securities		15,078
		38,971
INDUSTRIALS - 8.6%
Assa Abloy AB - Series B	153	2,889
Beijing Enterprises Holdings Ltd.	418	3,141
Boeing Co.	22	3,107
Danaher Corp.	40	3,449
Eaton Corp. Plc	73	4,900
Hexcel Corp.	105	5,208
Other Securities		20,167
		42,861
INFORMATION TECHNOLOGY - 9.3%
ASML Holding NV	54	5,650
ASML Holding NV - ADR	2	219
Gemalto NV	32	2,829
Tableau Software Inc. - Class A (c)	50	5,765
Taiwan Semiconductor Manufacturing Co. Ltd.	858	3,903
Yahoo! Japan Corp.	807	3,259
Other Securities		24,546
		46,171
MATERIALS - 2.7%
Holcim Ltd.	36	2,632
Koninklijke Philips NV	42	2,449
Vale SA - ADR (e)	24	139
Vale SA - ADR (e)	350	1,767
Other Securities		6,512
		13,499
TELECOMMUNICATION SERVICES - 4.8%
America Movil SAB de CV - ADR	130	2,770
Bharti Airtel Ltd.	605	3,988
SoftBank Corp.	61	3,570
Other Securities		13,469
		23,797
UTILITIES - 1.5%
Other Securities		7,502
Total Common Stocks (cost $271,327)		319,636

PREFERRED STOCKS - 0.7%
CONSUMER DISCRETIONARY - 0.0%
Other Securities		194

ENERGY - 0.3%
Other Securities		1,658

INFORMATION TECHNOLOGY - 0.0%
Other Securities		—

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
MATERIALS - 0.4%
Vale SA, Class A	343	1,726
Total Preferred Stocks (cost $5,309)		3,578

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.0%
GS Mortgage Securities Trust REMIC, 5.79%, 08/10/45 (i)	$20	22
Other Securities		5,155
Total Non-U.S. Government Agency Asset- Backed Securities (cost $5,239)		5,177

CORPORATE BONDS AND NOTES - 6.3%
CONSUMER DISCRETIONARY - 0.2%
Other Securities		1,028

CONSUMER STAPLES - 0.3%
Other Securities		1,246

ENERGY - 0.6%
Other Securities		2,987

FINANCIALS - 3.0%
CME Group Inc., 5.30%, 09/15/43	15	16
Goldman Sachs Group Inc.
5.25%, 07/27/21	200	222
3.50%, 01/23/25	280	271
4.80%, 07/08/44	20	20
Nykredit Realkredit A/S
2.00%, 10/01/37, DKK	15,650	2,228
2.50%, 10/01/47, DKK	2,400	340
Svenska Handelsbanken AB, 2.66%, 01/15/24 (i), EUR	140	162
Wells Fargo & Co., 3.00%, 02/19/25	200	191
Other Securities		11,509
		14,959
HEALTH CARE - 1.2%
Gilead Sciences Inc.
3.50%, 02/01/25 (q)	320	320
4.80%, 04/01/44 (q)	20	21
Other Securities		5,476
		5,817

INDUSTRIALS - 0.1%
Other Securities		647

INFORMATION TECHNOLOGY - 0.1%
Other Securities		416

MATERIALS - 0.1%
Other Securities		369

TELECOMMUNICATION SERVICES - 0.3%
Other Securities		1,742

UTILITIES - 0.4%
Other Securities		2,163
Total Corporate Bonds and Notes (cost $32,371)		31,374

GOVERNMENT AND AGENCY OBLIGATIONS - 24.3%
GOVERNMENT SECURITIES - 21.7%
Federal Farm Credit Bank - 0.2% (w)
Other Securities		793

Federal Home Loan Bank - 0.0% (w)
Other Securities		244

Federal National Mortgage Association - 0.1% (w)
Federal National Mortgage Association, 2.63%, 09/06/24	365	365

Municipals - 0.3%
Other Securities		1,442

Sovereign - 12.6%
Hungary Government Bond
6.50%, 06/24/19, HUF	184,000	744
7.50%, 11/12/20, HUF	570,500	2,458
7.00%, 06/24/22, HUF	54,830	233
5.50%, 06/24/25, HUF	25,160	100
Hungary Government International Bond
6.25%, 01/29/20	220	246
6.00%, 11/24/23, HUF	101,000	412
Ireland Government Bond
4.50%, 04/18/20, EUR	1,135	1,494
5.00%, 10/18/20, EUR	290	395
3.90%, 03/20/23, EUR	805	1,069
3.40%, 03/18/24, EUR	690	888
5.40%, 03/13/25, EUR	100	149
2.40%, 05/15/30, EUR	650	750
2.00%, 02/18/45, EUR	350	341
Italy Buoni Poliennali Del Tesoro
1.35%, 04/15/22, EUR	900	978
5.50%, 09/01/22, EUR	775	1,071
4.75%, 08/01/23, EUR	300	401
4.50%, 03/01/24, EUR	1,200	1,578
3.50%, 03/01/30, EUR	500	608
Japan Government Bond
0.10%, 01/15/16, JPY	25,000	204
0.10%, 05/15/16, JPY	70,000	572
1.20%, 06/20/21, JPY	26,150	227
0.80%, 09/20/22, JPY	185,000	1,572
0.70%, 12/20/22, JPY	110,000	928
2.20%, 03/20/30, JPY	20,000	195
1.70%, 06/20/33, JPY	50,000	451
2.30%, 12/20/35, JPY	10,000	97
1.70%, 03/20/44, JPY	70,000	607
Mexico Bonos
8.00%, 12/17/15, MXN	3,100	202
7.75%, 12/14/17, MXN	6,200	426
8.00%, 06/11/20, MXN	900	64
6.50%, 06/10/21, MXN	19,600	1,299
10.00%, 12/05/24, MXN	29,000	2,363
10.00%, 11/20/36, MXN	5,000	435
8.50%, 11/18/38, MXN	930	71
7.75%, 11/13/42, MXN	500	35
Mexico Government International Bond
5.63%, 01/15/17 (e)	182	194
3.63%, 03/15/22	156	158
4.00%, 10/02/23	180	185
Poland Government Bond
5.25%, 10/25/17, PLN	13,500	3,850
5.25%, 10/25/20, PLN	3,950	1,179
5.75%, 10/25/21, PLN	4,900	1,511
5.75%, 09/23/22, PLN	1,000	311
4.00%, 10/25/23, PLN	2,650	746
Poland Government International Bond, 5.13%, 04/21/21 (e)	165	183
Spain Government Bond
5.40%, 01/31/23 (p) (q), EUR	600	831
2.75%, 10/31/24 (p) (q), EUR	1,420	1,646
5.15%, 10/31/44 (p) (q), EUR	1,665	2,479
United Kingdom Gilt Treasury Bond, 2.00%, 09/07/25, GBP	400	620
United Kingdom Treasury Bond
1.75%, 07/22/19, GBP	450	719
1.75%, 09/07/22, GBP	550	861

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
2.25%, 09/07/23, GBP	670	1,077
2.75%, 09/07/24, GBP	1,400	2,329
5.00%, 03/07/25, GBP	200	396
3.25%, 01/22/44, GBP	450	780
Other Securities		19,166
		62,884
Treasury Inflation Index Securities - 2.3%
Japan Government CPI Indexed Bond
0.10%, 03/10/24 (n), JPY	184,680	1,614
0.10%, 09/10/24 (n), JPY	124,750	1,095
0.10%, 09/10/24 (n), JPY	46,440	405
Mexico Government Inflation Indexed Bond
4.00%, 06/13/19 (n), MXN	528	36
2.00%, 06/09/22 (n), MXN	7,915	485
4.00%, 11/15/40 (n), MXN	528	36
Mexico Inflation Indexed Udibonos, 4.50%, 12/04/25 (n), MXN	12,664	921
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/20 (n)	859	864
0.63%, 01/15/24 (n)	2,271	2,305
0.13%, 07/15/24 (n)	199	194
0.25%, 01/15/25 (n)	2,273	2,222
2.38%, 01/15/25 (n)	188	221
1.38%, 02/15/44 (n)	700	741
0.75%, 02/15/45 (n)	75	68
Other Securities		370
		11,577
U.S. Treasury Securities - 6.2%
U.S. Treasury Bond
4.38%, 02/15/38	400	490
3.00%, 11/15/44	100	97
2.50%, 02/15/45	1,075	942
3.00%, 05/15/45	775	756
U.S. Treasury Note
1.38%, 11/30/15	1,050	1,056
0.88%, 08/15/17	350	351
0.75%, 12/31/17	790	788
0.88%, 01/15/18	40	40
1.38%, 06/30/18	400	404
1.50%, 08/31/18	1,375	1,392
1.63%, 06/30/19	2,725	2,749
1.63%, 07/31/19	200	202
1.63%, 08/31/19	2,139	2,154
1.75%, 09/30/19	1,175	1,188
1.50%, 10/31/19	675	675
1.50%, 11/30/19	825	824
1.63%, 12/31/19	1,525	1,530
1.25%, 01/31/20 (e)	7,150	7,049
1.38%, 02/29/20	39	39
1.13%, 03/31/20	1,575	1,539
1.38%, 05/31/20	400	395
1.50%, 05/31/20	500	497
2.13%, 08/15/21	200	202
1.75%, 05/15/22	1,950	1,910
2.50%, 05/15/24	2,865	2,910
2.13%, 05/15/25	675	662
		30,841
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.6%
Federal Home Loan Mortgage Corp. - 0.4%
Other Securities		1,915
Federal National Mortgage Association - 0.9%
Federal National Mortgage Association
4.50%, 07/15/45, TBA (g)	2,140	2,312
3.50%, 08/15/45, TBA (g)	1,520	1,559
REMIC, 0.48%, 09/25/15	41	41
REMIC, 2.61%, 03/25/22 (i)	25	25
REMIC, 3.44%, 07/25/23 (i)	125	130
REMIC, 3.33%, 10/25/23 (i)	209	218
		4,285
Government National Mortgage Association - 1.3%
Government National Mortgage Association
4.00%, 09/20/44	105	111
4.00%, 10/20/44	95	101
4.00%, 12/20/44	644	682
3.50%, 07/15/45, TBA (g)	4,850	5,024
4.00%, 07/15/45, TBA (g)	500	529
		6,447
Total Government and Agency Obligations (cost $126,303)		120,793

SHORT TERM INVESTMENTS - 7.4%
Investment Companies - 5.4%
JNL Money Market Fund, 0.01% (a) (h)	26,621	26,621

Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	9,867	9,867
Total Short Term Investments (cost $36,488)		36,488
Total Investments - 103.9% (cost $477,037)		517,046
Other Assets and Liabilities, Net - (3.9%)		(19,512)
Total Net Assets - 100.0%		$497,534

Portfolio Composition:	Percentage of Total Investments
Government Securities	20.9%
Financials	15.5
Consumer Discretionary	10.3
Information Technology	9.0
Health Care	8.7
Industrials	8.4
Telecommunication Services	4.9
Energy	4.3
Materials	3.0
Consumer Staples	2.6
U.S. Government Agency MBS	2.4
Utilities	1.9
Non-U.S. Government Agency ABS	1.0
Short Term Investments	7.1
Total Investments	100.0%

JNL/Capital Guardian Global Diversified Research Fund *

	Shares/Par (t)	Value
COMMON STOCKS - 93.5%
ARGENTINA - 0.5%
Other Securities		$2,340

AUSTRALIA - 2.1%
Other Securities		9,446

BRAZIL - 0.7%
Other Securities		3,329

CANADA - 1.6%
Other Securities		7,337

CHILE - 0.3%
Other Securities		1,361

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
CHINA - 1.9%
Other Securities		8,460

DENMARK - 1.8%
Novo Nordisk A/S	146	8,038

FINLAND - 0.7%
Sampo Oyj - Class A	68	3,195

FRANCE - 1.5%
Safran SA	46	3,114
Other Securities		3,865
		6,979
GERMANY - 0.6%
Other Securities		2,642

GREECE - 0.2%
Other Securities		948

HONG KONG - 3.3%
AIA Group Ltd.	964	6,306
Cheung Kong Infrastructure Holdings Ltd.	541	4,200
Other Securities		4,711
		15,217
INDIA - 2.0%
Other Securities		9,336

IRELAND - 0.5%
Other Securities		2,274

ITALY - 0.4%
Other Securities		1,778

JAPAN - 7.3%
Keyence Corp.	7	3,704
Yamato Kogyo Co. Ltd.	127	2,971
Other Securities		26,796
		33,471
MACAU - 0.3%
Other Securities		1,467

MEXICO - 1.2%
America Movil SAB de CV - ADR	187	3,989
Other Securities		1,521
		5,510
NETHERLANDS - 3.5%
ASML Holding NV	40	4,146
ASML Holding NV - ADR	19	1,999
Koninklijke Philips NV	67	3,884
Unilever NV - CVA	76	3,182
Other Securities		3,026
		16,237
NORWAY - 0.1%
Other Securities		423

RUSSIAN FEDERATION - 0.7%
Other Securities		3,087

SINGAPORE - 1.9%
Avago Technologies Ltd.	41	5,397
Singapore Telecommunications Ltd.	1,060	3,308
		8,705
SOUTH AFRICA - 1.4%
Other Securities		6,567

SOUTH KOREA - 1.6%
Hyundai Motor Co.	17	2,069
LG Household & Health Care Ltd.	4	3,081
Other Securities		1,975
		7,125
SWEDEN - 1.9%
Assa Abloy AB - Series B	240	4,509
Svenska Handelsbanken AB - Series A	282	4,122
		8,631
SWITZERLAND - 3.6%
Partners Group Holding AG	12	3,519
Roche Holding AG	17	4,793
Other Securities		8,237
		16,549
TAIWAN - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	160	3,634

UNITED KINGDOM - 5.4%
AstraZeneca Plc	92	5,816
Diageo Plc	170	4,917
Henderson Group Plc	796	3,265
Other Securities		10,788
		24,786
UNITED STATES OF AMERICA - 45.7%
American Tower Corp.	69	6,400
AmerisourceBergen Corp.	38	4,083
Aon Plc - Class A	45	4,476
Apple Inc.	48	6,033
Broadcom Corp. - Class A	91	4,670
Cerner Corp. (c)	52	3,577
Chevron Corp.	36	3,502
CME Group Inc. - Class A	33	3,090
Comcast Corp. - Class A	58	3,506
Danaher Corp.	65	5,546
DaVita HealthCare Partners Inc. (c)	59	4,649
Delphi Automotive Plc	47	4,008
Eaton Corp. Plc	65	4,353
Eli Lilly & Co.	119	9,935
Gilead Sciences Inc.	58	6,767
Goldman Sachs Group Inc.	18	3,675
Hexcel Corp.	124	6,168
Humana Inc.	16	3,118
Incyte Corp. (c)	111	11,599
Medtronic Plc	49	3,631
Microsoft Corp.	69	3,055
Monsanto Co.	39	4,200
Nielsen Holdings NV	87	3,877
Norwegian Cruise Line Holdings Ltd. (c)	60	3,379
Receptos Inc. (c)	54	10,168
Sirius XM Holdings Inc. (c)	853	3,183
Other Securities		78,581
		209,229
Total Common Stocks (cost $338,754)		428,101

PREFERRED STOCKS - 1.2%
BRAZIL - 0.9%
Vale SA	828	4,172

SOUTH KOREA - 0.3%
Hyundai Motor Co.	15	1,372
Total Preferred Stocks (cost $10,424)		5,544

SHORT TERM INVESTMENTS - 7.0%
Investment Companies - 6.0%
JNL Money Market Fund, 0.01% (a) (h)	27,259	27,259

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Securities Lending Collateral - 1.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	4,640	4,640
Total Short Term Investments (cost $31,899)		31,899
Total Investments - 101.7% (cost $381,077)		465,544
Other Assets and Liabilities, Net - (1.7%)		(7,758)
Total Net Assets - 100.0%		$457,786

Portfolio Composition:	Percentage of Total Investments
Health Care	18.9%
Financials	13.5
Information Technology	13.0
Consumer Discretionary	12.8
Industrials	12.8
Consumer Staples	5.9
Materials	5.6
Energy	5.5
Telecommunication Services	3.9
Utilities	1.2
Short Term Investments	6.9
Total Investments	100.0%

JNL/DFA U.S. Core Equity Fund *

	Shares/Par (t)	Value
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 16.0%
Amazon.com Inc. (c)	10	$4,276
Comcast Corp. - Class A	72	4,318
Comcast Corp. - Special Class A	12	697
Home Depot Inc.	42	4,666
McDonald’s Corp.	30	2,892
Starbucks Corp.	45	2,434
Time Warner Inc.	37	3,205
Walt Disney Co.	33	3,817
Other Securities		93,657
		119,962
CONSUMER STAPLES - 7.4%
Altria Group Inc.	60	2,934
Coca-Cola Bottling Co.	1	92
Coca-Cola Co.	101	3,967
Coca-Cola Enterprises Inc.	14	620
CVS Health Corp.	33	3,448
PepsiCo Inc.	46	4,328
Philip Morris International Inc.	33	2,656
Procter & Gamble Co.	53	4,169
Wal-Mart Stores Inc.	40	2,821
Other Securities		30,796
		55,831
ENERGY - 7.7%
Chevron Corp.	40	3,897
ConocoPhillips Co.	38	2,355
Exxon Mobil Corp.	125	10,412
Other Securities		40,958
		57,622
FINANCIALS - 13.5%
Bank of America Corp.	154	2,621
Berkshire Hathaway Inc. - Class B (c)	39	5,339
Citigroup Inc.	45	2,485
JPMorgan Chase & Co.	55	3,731
Wells Fargo & Co.	110	6,161
Other Securities		81,372
		101,709
HEALTH CARE - 12.9%
AbbVie Inc.	50	3,329
Amgen Inc.	16	2,407
Biogen Inc. (c)	6	2,347
Celgene Corp. (c)	24	2,820
Gilead Sciences Inc.	48	5,594
Johnson & Johnson	73	7,081
Merck & Co. Inc.	57	3,241
Pfizer Inc.	139	4,665
UnitedHealth Group Inc.	27	3,273
Other Securities		61,706
		96,463
INDUSTRIALS - 13.7%
3M Co.	19	2,944
Boeing Co.	21	2,934
General Electric Co.	211	5,596
Union Pacific Corp.	27	2,574
United Technologies Corp.	22	2,409
Other Securities		86,629
		103,086
INFORMATION TECHNOLOGY - 18.3%
Apple Inc.	183	22,991
Cisco Systems Inc.	112	3,087
Facebook Inc. - Class A (c)	41	3,537
Google Inc. - Class A (c)	4	2,236
Google Inc. - Class C (c)	4	2,336
Hewlett-Packard Co.	75	2,250
Intel Corp.	174	5,283
International Business Machines Corp.	28	4,627
MasterCard Inc. - Class A	31	2,852
Microsoft Corp.	205	9,049
Oracle Corp.	93	3,738
Visa Inc. - Class A	41	2,726
Other Securities		72,959
		137,671
MATERIALS - 4.9%
Other Securities		36,862

TELECOMMUNICATION SERVICES - 2.1%
AT&T Inc.	154	5,466
Verizon Communications Inc.	133	6,214
Other Securities		4,322
		16,002
UTILITIES - 2.9%
Other Securities		22,037
Total Common Stocks (cost $614,330)		747,245

RIGHTS - 0.0%
Other Securities		31
Total Rights (cost $36)		31

SHORT TERM INVESTMENTS - 1.3%
Investment Companies - 0.5%
JNL Money Market Fund, 0.01% (a) (h)	4,060	4,060

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	5,842	5,842
Total Short Term Investments (cost $9,902)		9,902
Total Investments - 100.7% (cost $624,268)		757,178
Other Assets and Liabilities, Net - (0.7%)		(5,551)
Total Net Assets - 100.0%		$751,627

Portfolio Composition:	Percentage of Total Investments
Information Technology	18.2%
Consumer Discretionary	15.9
Industrials	13.6
Financials	13.4
Health Care	12.7
Energy	7.6
Consumer Staples	7.4
Materials	4.9
Utilities	2.9
Telecommunication Services	2.1
Short Term Investments	1.3
Total Investments	100.0%

JNL/Eagle SmallCap Equity Fund *

	Shares/Par (t)	Value
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 16.7%
Belmond Ltd. - Class A (c)	1,820	$22,736
Brunswick Corp.	291	14,790
Genesco Inc. (c)	601	39,692
HomeAway Inc. (c)	420	13,060
Steven Madden Ltd. (c)	386	16,527
Universal Electronics Inc. (c)	517	25,757
Vitamin Shoppe Inc. (c) (e)	553	20,618
WABCO Holdings Inc. (c)	111	13,770
Other Securities		76,127
		243,077
CONSUMER STAPLES - 4.3%
WhiteWave Foods Co. - Class A (c)	488	23,845
Other Securities		39,090
		62,935
ENERGY - 3.4%
Gulfport Energy Corp. (c)	336	13,514
Rice Energy Inc. (c)	712	14,830
RSP Permian Inc. (c)	523	14,704
Other Securities		7,068
		50,116
FINANCIALS - 6.8%
Geo Group Inc.	464	15,838
MGIC Investment Corp. (c)	1,324	15,070
Stifel Financial Corp. (c)	367	21,208
UMB Financial Corp.	233	13,299
Other Securities		33,802
		99,217
HEALTH CARE - 25.0%
Acorda Therapeutics Inc. (c)	383	12,769
Alder Biopharmaceuticals Inc. (c)	251	13,307
Anacor Pharmaceuticals Inc. (c)	224	17,364
Centene Corp. (c)	449	36,081
DexCom Inc. (c)	174	13,886
Natus Medical Inc. (c)	528	22,466
Ophthotech Corp. (c)	302	15,741
Receptos Inc. (c)	77	14,600
Sirona Dental Systems Inc. (c)	153	15,388
Team Health Holdings Inc. (c)	263	17,176
Thoratec Corp. (c)	478	21,288
Other Securities		164,022
		364,088
INDUSTRIALS - 14.2%
Hexcel Corp.	550	27,352
JetBlue Airways Corp. (c)	1,761	36,560
Landstar System Inc.	208	13,911
Trex Co. Inc. (c)	417	20,604
Waste Connections Inc.	434	20,449
Woodward Governor Co.	254	13,971
Other Securities		74,701
		207,548
INFORMATION TECHNOLOGY - 25.1%
Cavium Inc. (c)	414	28,519
Coherent Inc. (c)	215	13,641
Cornerstone OnDemand Inc. (c)	413	14,370
Demandware Inc. (c)	280	19,871
Fortinet Inc. (c)	555	22,952
Guidewire Software Inc. (c)	273	14,430
Imperva Inc. (c)	446	30,215
IPG Photonics Corp. (c) (e)	272	23,169
Palo Alto Networks Inc. (c)	85	14,763
PTC Inc. (c)	382	15,656
Qorvo Inc. (c)	168	13,483
Qualys Inc. (c) (e)	524	21,148
Tableau Software Inc. - Class A (c)	132	15,263
Ultimate Software Group Inc. (c)	98	16,125
Veeco Instruments Inc. (c)	466	13,387
Other Securities		89,444
		366,436
MATERIALS - 3.9%
Martin Marietta Materials Inc.	99	13,955
Quaker Chemical Corp.	360	31,963
Other Securities		11,187
		57,105
Total Common Stocks (cost $1,137,657)		1,450,522

SHORT TERM INVESTMENTS - 6.7%
Investment Companies - 1.1%
JNL Money Market Fund, 0.01% (a) (h)	15,739	15,739

Securities Lending Collateral - 5.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	81,648	81,648
Total Short Term Investments (cost $97,387)		97,387
Total Investments - 106.1% (cost $1,235,044)		1,547,909
Other Assets and Liabilities, Net - (6.1%)		(89,137)
Total Net Assets - 100.0%		$1,458,772

Portfolio Composition:	Percentage of Total Investments
Information Technology	23.7%
Health Care	23.5
Consumer Discretionary	15.7
Industrials	13.4
Financials	6.4
Consumer Staples	4.1
Materials	3.7
Energy	3.2
Short Term Investments	6.3
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/Eastspring Investments Asia ex-Japan Fund

	Shares/Par (t)	Value
COMMON STOCKS - 100.5%
CHINA - 27.0%
Bank of China Ltd. - Class H	7,460	$4,842
Belle International Holdings Ltd.	643	741
China Construction Bank Corp. - Class H	6,929	6,321
China Merchants Bank Co. Ltd. - Class H	997	2,897
China Merchants Holdings International Co. Ltd.	396	1,698
China Mobile Ltd.	397	5,079
China Pacific Insurance Group Co. Ltd. - Class H	423	2,028
China Resources Power Holdings Co. Ltd.	1,252	3,489
China Shenhua Energy Co. Ltd. - Class H	763	1,738
Dongfeng Motor Group Co. Ltd. - Class H	958	1,283
Huabao International Holdings Ltd.	1,362	819
Parkson Retail Group Ltd.	3,254	679
PetroChina Co. Ltd. - Class H	2,884	3,212
Tencent Holdings Ltd.	236	4,719
Wumart Stores Inc. - Class H	55	39
		39,584
HONG KONG - 16.7%
AIA Group Ltd.	200	1,308
Hang Seng Bank Ltd.	146	2,859
Hengan International Group Co. Ltd.	105	1,246
Jardine Matheson Holdings Ltd.	53	3,005
Li & Fung Ltd.	1,748	1,387
Longfor Properties Co. Ltd.	1,418	2,253
Sino Land Co.	1,286	2,146
Standard Chartered Plc (e)	230	3,730
Sun Hung Kai Properties Ltd.	239	3,861
Wharf Holdings Ltd.	400	2,658
		24,453
INDIA - 7.9%
Cairn India Ltd.	338	964
Housing Development Finance Corp.	120	2,434
Infosys Ltd.	270	4,203
Punjab National Bank	472	1,029
Tata Motors Ltd. - Class A	194	794
Vedanta Ltd.	806	2,189
		11,613
INDONESIA - 1.7%
Bank Negara Indonesia Persero Tbk PT	2,592	1,028
Bank Rakyat Indonesia Persero Tbk PT	1,420	1,099
Salim Ivomas Pratama Tbk PT	9,278	417
		2,544
MACAU - 0.6%
Sands China Ltd.	240	808

MALAYSIA - 2.6%
AMMB Holdings Bhd	561	896
CIMB Group Holdings Bhd	769	1,114
Genting Malaysia Bhd	1,663	1,850
		3,860
PHILIPPINES - 0.4%
First Gen Corp.	916	548

SINGAPORE - 7.2%
Asian Pay Television Trust	1,243	785
CapitaLand Ltd.	619	1,608
DBS Group Holdings Ltd.	181	2,775
Noble Group Ltd. (e)	6,508	3,666
SembCorp Industries Ltd.	141	408
Singapore Telecommunications Ltd.	428	1,336
		10,578
SOUTH KOREA - 20.4%
Hana Financial Group Inc.	102	2,641
Hankook Tire Co. Ltd.	28	1,041
Hyundai Engineering & Construction Co. Ltd.	39	1,436
Hyundai Heavy Industries Co. Ltd. (c)	5	502
Hyundai Motor Co.	34	4,131
Hyundai Steel Co.	19	1,167
KT Corp. (c)	139	3,542
LG Corp.	51	2,833
Samsung Electronics Co. Ltd.	8	9,527
SK Innovation Co. Ltd. (c)	29	3,108
		29,928
TAIWAN - 13.4%
Advanced Semiconductor Engineering Inc.	260	352
Compal Electronics Inc.	2,431	1,849
CTBC Financial Holding Co. Ltd.	1,971	1,552
Hon Hai Precision Industry Co. Ltd.	1,269	3,987
MediaTek Inc.	49	670
Nan Ya Plastics Corp.	354	831
Taiwan Semiconductor Manufacturing Co. Ltd.	1,648	7,494
Uni-President Enterprises Corp.	1,098	1,948
Wistron Corp.	1,180	895
		19,578
THAILAND - 2.6%
Bangkok Bank PCL	402	2,123
PTT Exploration & Production PCL	537	1,726
		3,849
Total Common Stocks (cost $153,950)		147,343

SHORT TERM INVESTMENTS - 2.7%
Investment Companies - 1.8%
JNL Money Market Fund, 0.01% (a) (h)	2,688	2,688
Securities Lending Collateral - 0.9%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	1,347	1,347
Total Short Term Investments (cost $4,035)		4,035
Total Investments - 103.2% (cost $157,985)		151,378
Other Assets and Liabilities, Net - (3.2%)		(4,738)
Total Net Assets - 100.0%		$146,640

Portfolio Composition:	Percentage of Total Investments
Financials	35.1%
Information Technology	22.2
Consumer Discretionary	8.9
Energy	7.1
Industrials	7.1
Telecommunication Services	6.6
Materials	5.2
Utilities	2.7
Consumer Staples	2.4
Short Term Investments	2.7
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/Eastspring Investments China-India Fund

	Shares/Par (t)	Value
COMMON STOCKS - 97.9%
CHINA - 45.4%
AAC Technologies Holdings Inc. (e)	1,072	$6,042
Bank of China Ltd. - Class H	19,880	12,902
Belle International Holdings Ltd.	7,018	8,085
China Construction Bank Corp.	15,260	13,919
China Merchants Bank Co. Ltd.	3,757	10,913
China Mobile Ltd.	2,256	28,857
China Oilfield Services Ltd. - Class H (e)	362	576
China Pacific Insurance Group Co. Ltd. - Class H	2,394	11,470
China Petroleum & Chemical Corp. - Class H	6,170	5,294
China Resources Land Ltd.	1,711	5,538
China Resources Power Holdings Co. Ltd.	2,034	5,669
China Unicom Hong Kong Ltd.	3,925	6,136
CNOOC Ltd.	3,354	4,758
Dongfeng Motor Group Co. Ltd. - Class H	2,102	2,816
Fosun International Ltd.	3,766	8,856
Franshion Properties China Ltd.	7,650	2,730
Huabao International Holdings Ltd.	4,586	2,757
Industrial & Commercial Bank of China Ltd. - Class H	30,113	23,895
Ping An Insurance Group Co. of China Ltd. - Class H	1,358	18,327
Shenzhou International Group Holdings Ltd.	409	1,989
Tencent Holdings Ltd.	1,246	24,924
Tingyi Cayman Islands Holding Corp.	1,924	3,932
Travelsky Technology Ltd. - Class H (e)	4,959	7,294
Want Want China Holdings Ltd.	3,780	3,991
		221,670
HONG KONG - 3.8%
Guangdong Investment Ltd.	5,756	8,055
Hengan International Group Co. Ltd.	646	7,662
Longfor Properties Co. Ltd.	1,891	3,005
		18,722
INDIA - 48.7%
Adani Port and Special Economic Zone Ltd.	2,296	11,084
Aditya Birla Nuvo Ltd.	143	4,007
Bank of Baroda	2,867	6,490
Bharat Petroleum Corp. Ltd.	603	8,327
Bharti Infratel Ltd.	916	6,432
Cairn India Ltd.	2,612	7,445
Coal India Ltd.	2,510	16,578
Container Corp. of India Ltd.	287	7,556
Dr. Reddy’s Laboratories Ltd.	248	13,791
Housing Development Finance Corp.	780	15,865
ICICI Bank Ltd.	2,491	12,087
Idea Cellular Ltd.	2,996	8,270
Infosys Ltd.	2,067	32,115
ITC Ltd.	2,352	11,641
Larsen & Toubro Ltd.	616	17,220
LIC Housing Finances Ltd.	1,012	7,152
Mahindra & Mahindra Financial Services Ltd.	1,363	5,990
Mphasis Ltd.	787	5,079
Reliance Industries Ltd.	357	5,604
State Bank of India	1,722	7,096
Steel Authority of India Ltd.	3,429	3,302
Tata Consultancy Services Ltd.	297	11,879
Tata Motors Ltd. - Class A	1,501	6,133
Tata Motors Ltd.	975	6,608
		237,751
Total Common Stocks (cost $439,923)		478,143

SHORT TERM INVESTMENTS - 1.7%
Investment Companies - 0.9%
JNL Money Market Fund, 0.01% (a) (h)	4,560	4,560

Securities Lending Collateral - 0.8%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	3,851	3,851
Total Short Term Investments (cost $8,411)		8,411
Total Investments - 99.6% (cost $448,334)		486,554
Other Assets and Liabilities, Net - 0.4%		2,013
Total Net Assets - 100.0%		$488,567

Portfolio Composition:	Percentage of Total Investments
Financials	34.0%
Information Technology	18.0
Telecommunication Services	10.2
Industrials	10.0
Energy	10.0
Consumer Staples	5.6
Consumer Discretionary	5.3
Health Care	2.8
Materials	1.2
Utilities	1.2
Short Term Investments	1.7
Total Investments	100.0%

JNL/Franklin Templeton Global Growth Fund *

	Shares/Par (t)	Value
COMMON STOCKS - 96.2%
BRAZIL - 0.9%
Other Securities		$10,286

CANADA - 0.1%
Other Securities		843

CHINA - 1.2%
Other Securities		14,304

DENMARK - 0.6%
Other Securities		6,601

FRANCE - 8.3%
AXA SA	662	16,779
BNP Paribas	255	15,478
Compagnie Generale des Etablissements Michelin	125	13,193
Credit Agricole SA	976	14,577
Sanofi SA	189	18,688
Total SA	278	13,628
Other Securities		5,556
		97,899
GERMANY - 5.5%
Deutsche Lufthansa AG (c)	1,093	14,096
Merck KGaA	165	16,465
Metro AG	429	13,562
Other Securities		21,145
		65,268

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
HONG KONG - 1.0%
Kunlun Energy Co. Ltd.	11,533	11,721

INDIA - 0.3%
Other Securities		3,095

IRELAND - 2.7%
Allergan Plc (c)	38	11,528
CRH Plc	663	18,690
CRH Plc	49	1,380
		31,598
ISRAEL - 2.2%
Teva Pharmaceutical Industries Ltd. - ADR	435	25,703

ITALY - 2.1%
ENI SpA	677	12,026
UniCredit SpA	2,008	13,495
		25,521
JAPAN - 2.7%
Nissan Motor Co. Ltd.	1,358	14,187
Other Securities		18,295
		32,482
NETHERLANDS - 4.1%
Akzo Nobel NV	159	11,589
ING Groep NV - CVA	982	16,307
Other Securities		20,774
		48,670
PORTUGAL - 1.0%
Galp Energia SGPS SA	969	11,401

RUSSIAN FEDERATION - 0.9%
MMC Norilsk Nickel - ADR	669	11,267

SINGAPORE - 1.9%
Singapore Telecommunications Ltd.	3,809	11,887
Other Securities		10,219
		22,106
SOUTH KOREA - 5.8%
Hyundai Motor Co.	91	11,035
POSCO Inc. - ADR (e)	236	11,564
Samsung Electronics Co. Ltd. - GDR (p)	63	36,004
Other Securities		9,526
		68,129
SPAIN - 1.5%
Telefonica SA	1,249	17,787

SWEDEN - 1.7%
Getinge AB - Class B	483	11,635
Other Securities		8,427
		20,062
SWITZERLAND - 3.9%
Credit Suisse Group AG	534	14,733
Roche Holding AG	73	20,572
Swiss Re AG (e)	129	11,382
		46,687
THAILAND - 0.2%
Other Securities		2,917

TURKEY - 1.0%
Turkcell Iletisim Hizmetleri A/S - ADR (e)	1,017	11,690

UNITED KINGDOM - 10.8%
GlaxoSmithKline Plc	843	17,521
HSBC Holdings Plc	1,860	16,695
Kingfisher Plc	3,180	17,344
Sky Plc	670	10,910
Tesco Plc	3,624	12,073
Other Securities		53,810
		128,353
UNITED STATES OF AMERICA - 35.8%
American International Group Inc.	368	22,764
Amgen Inc.	148	22,756
Baker Hughes Inc.	195	12,035
Best Buy Co. Inc.	338	11,028
Cisco Systems Inc.	532	14,615
Citigroup Inc.	487	26,919
Comcast Corp. - Special Class A	471	28,208
Hewlett-Packard Co.	511	15,326
JPMorgan Chase & Co.	268	18,162
Medtronic Plc	323	23,927
Microsoft Corp.	715	31,577
Morgan Stanley	499	19,356
Pfizer Inc.	602	20,189
SunTrust Banks Inc.	358	15,416
Twenty-First Century Fox Inc. - Class A	396	12,889
Other Securities		128,351
		423,518
Total Common Stocks (cost $1,055,241)		1,137,908

SHORT TERM INVESTMENTS - 6.1%
Investment Companies - 3.9%
JNL Money Market Fund, 0.01% (a) (h)	45,692	45,692

Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	26,077	26,077
Total Short Term Investments (cost $71,769)		71,769
Total Investments - 102.3% (cost $1,127,010)		1,209,677
Other Assets and Liabilities, Net - (2.3%)		(26,653)
Total Net Assets - 100.0%		$1,183,024

Portfolio Composition:	Percentage of Total Investments
Financials	23.1%
Health Care	17.0
Consumer Discretionary	13.4
Energy	10.4
Information Technology	8.5
Industrials	7.8
Telecommunication Services	6.5
Materials	4.5
Consumer Staples	2.9
Short Term Investments	5.9
Total Investments	100.0%

JNL/Franklin Templeton Global Multisector Bond Fund *

	Shares/Par (t)	Value
CORPORATE BONDS AND NOTES - 13.0%
AUSTRALIA - 0.1%
FMG Resources August 2006 Pty Ltd., 9.75%, 03/01/22 (e) (r)	$2,000	$2,065
Other Securities		654
		2,719
CANADA - 0.6%
B2Gold Corp., 3.25%, 10/01/18 (v)	11,440	10,203

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Valeant Pharmaceuticals International Inc., 7.50%, 07/15/21 (r)	600	649
Other Securities		2,535
		13,387
FRANCE - 0.1%
CGG SA, 6.88%, 01/15/22 (e)	1,000	830
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21	1,900	1,577
		2,407
GERMANY - 0.1%
Other Securities		1,713

ITALY - 0.1%
Wind Acquisition Finance SA, 7.38%, 04/23/21 (r)	3,000	3,034

JAMAICA - 0.1%
Digicel Ltd., 6.00%, 04/15/21 (r)	2,100	2,025

LUXEMBOURG - 0.2%
CHC Helicopter SA, 9.25%, 10/15/20 (e)	2,790	2,030
Intelsat Jackson Holdings SA, 5.50%, 08/01/23	1,600	1,416
		3,446
MEXICO - 0.1%
Cemex Finance LLC, 6.00%, 04/01/24 (r)	2,500	2,474

NETHERLANDS - 0.1%
InterGen NV, 7.00%, 06/30/23 (r)	2,500	2,225

SOUTH AFRICA - 0.5%
Edcon Holdings Pty Ltd., 13.38%, 06/30/19 (r), EUR	15,170	4,059
Edcon Pty Ltd.
9.50%, 03/01/18 (e) (r)	1,650	1,295
9.50%, 03/01/18 (r), EUR	7,150	6,258
		11,612
SOUTH KOREA - 6.6%
Korea Monetary Stabilization Bond
0.00%,07/07/15 (j), KRW	10,589,900	9,491
0.00%,07/21/15 (j), KRW	8,248,000	7,388
0.00%,08/04/15 (j), KRW	3,659,920	3,276
0.00%, 09/08/15 - 12/15/15 (j), KRW	2,240,900	1,997
0.00%,10/06/15 (j), KRW	8,146,000	7,272
2.13%, 10/08/15, KRW	8,591,400	7,714
2.90%, 12/02/15, KRW	18,443,300	16,627
1.62% - 1.92%, 03/09/16 - 06/09/16, KRW	698,490	627
2.80%, 04/02/16, KRW	34,025,920	30,779
1.74%, 05/09/16, KRW	5,460,200	4,900
2.79%, 06/02/16, KRW	6,047,700	5,480
2.46%, 08/02/16, KRW	16,064,100	14,527
2.22%, 10/02/16, KRW	6,297,100	5,684
2.07%, 12/02/16, KRW	18,410,600	16,597
1.96%, 02/02/17, KRW	7,935,500	7,146
		139,505
SPAIN - 0.1%
Other Securities		1,103

SWEDEN - 0.1%
Other Securities		1,223

UNITED KINGDOM - 0.2%
Lynx II Corp., 6.38%, 04/15/23 (r)	2,200	2,274
Other Securities		2,111
		4,385
UNITED STATES OF AMERICA - 4.0%
ArcelorMittal, 6.25%, 03/01/21 (k)	2,000	2,095
Calpine Corp.
6.00%, 01/15/22 (r)	200	212
7.88%, 01/15/23	90	97
5.88%, 01/15/24 (e) (r)	900	952
5.75%, 01/15/25	2,000	1,945
CCO Holdings LLC, 5.25%, 09/30/22	1,400	1,379
Chesapeake Energy Corp.
6.63%, 08/15/20	1,000	975
6.13%, 02/15/21	1,500	1,406
Clayton Williams Energy Inc., 7.75%, 04/01/19 (e)	1,800	1,710
Clear Channel Communications Inc., 9.00%, 03/01/21	1,600	1,458
Community Health Systems Inc.
8.00%, 11/15/19	500	527
7.13%, 07/15/20	1,300	1,377
DaVita HealthCare Partners Inc.
5.75%, 08/15/22	2,700	2,862
5.13%, 07/15/24	400	393
First Data Corp.
8.25%, 01/15/21 (r)	600	633
11.25%, 01/15/21	130	144
12.63%, 01/15/21	2,000	2,310
HCA Inc.
7.50%, 02/15/22	500	574
5.88%, 03/15/22	1,800	1,957
iHeartCommunications Inc., 9.00%, 09/15/22	1,800	1,631
Intelsat Jackson Holdings SA, 7.50%, 04/01/21	1,300	1,285
Jaguar Holding Co. I, 9.38%, 10/15/17 (r) (y)	3,100	3,166
JBS USA LLC
7.25% - 8.25%, 02/01/20 - 06/01/21 (r)	1,800	1,904
5.88%, 07/15/24 (r)	1,700	1,711
JPMorgan Chase & Co., 5.00%, (callable at 100 beginning 07/01/19) (m)	2,000	1,957
PVR Partners LP, 6.50%, 05/15/21	2,200	2,326
Regency Energy Partners LP
5.88%, 03/01/22	2,000	2,127
5.00%, 10/01/22	700	710
Reynolds Group Issuer Inc., 9.00%, 04/15/19 (e)	3,300	3,411
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (k)	2,000	2,040
6.25%, 03/15/22	900	932
Sirius XM Radio Inc.
6.00%, 07/15/24 (r)	1,700	1,717
5.38%, 04/15/25 (r)	700	677
SLM Corp.
8.45%, 06/15/18	1,400	1,556
4.88% - 5.50%, 01/15/19 - 06/17/19	1,700	1,710
Sprint Nextel Corp.
9.00%, 11/15/18 (r)	1,000	1,129
6.00%, 11/15/22 (e)	1,600	1,462
T-Mobile USA Inc.
6.13% - 6.54%, 04/28/20 - 01/15/24	1,300	1,353
6.38%, 03/01/25	1,600	1,642
Tenet Healthcare Corp.
5.50%, 03/01/19 (r)	1,400	1,412
8.13%, 04/01/22	1,400	1,533
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (r)	1,800	1,896
5.63%, 12/01/21 (r)	200	206
Other Securities		21,117
		83,616
Total Corporate Bonds and Notes (cost $306,467)		274,874

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 51.4%
BRAZIL - 3.9%
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/18 (s), BRL	13,460	11,312
6.00%, 05/15/19 - 08/15/24 (s), BRL	7,640	6,390
6.00%, 08/15/22 (s), BRL	14,680	12,295
Brazil Letras do Tesouro Nacional
0.00%, 10/01/15 - 01/01/18 (j), BRL	52,230	13,816
0.00%, 01/01/16 (j), BRL	49,640	14,912
0.00%, 01/01/17 (j), BRL	39,820	10,516
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/19 - 01/01/23, BRL	42,060	12,180
		81,421
ECUADOR - 0.5%
Ecuador Government International Bond, 7.95%, 06/20/24 (r)	12,480	11,138

GHANA - 1.3%
Ghana Government Bond
21.00%, 10/26/15 (i), GHS	33,913	7,606
5.93% - 26.00%, 03/07/16 - 02/19/18 (i), GHS	39,713	9,021
22.49% - 23.47%, 04/23/18 - 05/21/18, GHS	24,130	5,568
19.04%, 09/24/18, GHS	27,610	5,681
		27,876
HUNGARY - 7.0%
Hungary Government Bond
4.00% - 6.75%, 02/24/17 - 04/25/18, HUF	668,400	2,482
6.75%, 11/24/17, HUF	2,208,560	8,745
5.50%, 12/20/18, HUF	3,534,630	13,812
6.50%, 06/24/19, HUF	1,284,430	5,196
7.50%, 11/12/20, HUF	2,576,490	11,099
7.00%, 06/24/22, HUF	6,064,170	25,795
5.50%, 06/24/25, HUF	5,035,460	20,046
Hungary Government International Bond
4.38%, 07/04/17 (p), EUR	4,413	5,236
5.75%, 06/11/18 (p), EUR	5,500	6,924
5.38%, 02/21/23	27,100	29,314
6.00%, 11/24/23, HUF	4,659,800	19,008
		147,657
ICELAND - 0.2%
Other Securities		3,158

INDIA - 1.9%
India Government Bond
7.16% - 8.35%, 06/03/19 - 05/20/23, INR	517,500	8,107
7.80%, 05/03/20, INR	407,300	6,369
8.83%, 11/25/23, INR	1,020,400	16,849
8.28%, 09/21/27, INR	123,100	1,955
8.60%, 06/02/28, INR	422,400	6,854
		40,134
IRELAND - 2.9%
Ireland Government Bond, 5.40%, 03/13/25, EUR	40,766	60,529

KENYA - 0.5%
Kenya Government International Bond, 6.88%, 06/24/24 (r)	10,710	10,866

LATVIA - 0.2%
Other Securities		4,923

LITHUANIA - 0.2%
Other Securities		4,649

MALAYSIA - 5.0%
Malaysia Government Bond
3.84%, 08/12/15, MYR	153,905	40,834
4.72%, 09/30/15, MYR	27,218	7,241
3.20%, 10/15/15, MYR	93,150	24,716
3.17%, 07/15/16, MYR	71,080	18,865
3.81% - 4.26%, 09/15/16 - 02/15/17, MYR	21,380	5,737
3.39%, 03/15/17, MYR	27,380	7,290
		104,683
MEXICO - 3.3%
Mexico Bonos
8.00%, 12/17/15, MXN	282,105	18,338
6.25%, 06/16/16, MXN	551,600	36,024
7.25%, 12/15/16, MXN	206,250	13,751
Mexico Government Inflation Indexed Bond
3.50% - 5.00%, 06/16/16 - 12/14/17 (n), MXN	14,247	957
2.50% - 4.00%, 06/13/19 - 12/10/20 (n), MXN	9,119	612
		69,682
PHILIPPINES - 0.5%
Philippine Government Bond
7.00% - 9.13%, 01/27/16 - 09/04/16, PHP	3,650	84
1.63%, 04/25/16, PHP	461,800	10,174
		10,258
POLAND - 3.2%
Poland Government Bond
0.00%, 07/25/15 (j), PLN	76,495	20,323
5.00% - 6.25%, 10/24/15 - 04/25/16, PLN	14,884	4,057
0.00%, 01/25/16 (j), PLN	105,644	27,847
0.00%, 07/25/16 (j), PLN	10,420	2,719
4.75%, 10/25/16, PLN	45,065	12,438
		67,384
PORTUGAL - 2.0%
Portugal Government International Bond, 5.13%, 10/15/24 (e) (r)	40,660	41,477
Portugal Obrigacoes do Tesouro OT
4.95%, 10/25/23 (p), EUR	322	420
5.65%, 02/15/24 (p), EUR	805	1,093
		42,990
SERBIA - 4.0%
Republic of Serbia
4.88%, 02/25/20 (r)	4,280	4,320
7.25%, 09/28/21 (r)	14,790	16,565
Serbia Treasury Bond
10.00%, 09/14/15, RSD	693,100	6,483
8.00% - 10.00%, 09/28/15 - 04/27/18, RSD	1,458,560	13,875
10.00%, 07/10/17, RSD	1,306,900	12,775
10.00%, 03/02/18, RSD	759,570	7,497
10.00%, 11/21/18 - 09/11/21, RSD	527,110	5,177
10.00%, 08/21/19, RSD	1,852,570	18,089
		84,781
SINGAPORE - 1.4%
Singapore Government Bond, 1.13%, 04/01/16, SGD	40,740	30,297

SLOVENIA - 1.1%
Slovenia Government International Bond
5.50%, 10/26/22 (r)	9,006	9,987
5.85%, 05/10/23 (r)	11,615	13,142
		23,129

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
SOUTH KOREA - 4.9%
Korea Monetary Stabilization Bond, 2.80%, 08/02/15, KRW	43,504,640	39,039
Korea Treasury Bond
4.00%, 09/10/15 - 03/10/16, KRW	1,861,100	1,681
2.75%, 12/10/15, KRW	23,891,140	21,529
2.75%, 06/10/16, KRW	28,784,300	26,078
3.00%, 12/10/16, KRW	16,461,740	15,036
		103,363
SRI LANKA - 0.6%
Other Securities		12,541

UKRAINE - 1.9%
Ukraine Government International Bond
6.25% - 6.58%, 06/17/16 - 11/21/16 (r)	1,276	632
9.25%, 07/24/17 (e) (r)	17,880	8,600
6.75%, 11/14/17 (e) (r)	7,360	3,621
7.75% - 7.95%, 09/23/20 - 02/23/21 (e) (r)	11,057	5,712
7.80%, 11/28/22 (e) (r)	21,300	10,969
7.50%, 04/17/23 (e) (r)	22,130	11,508
Other Securities		49
		41,091
URUGUAY - 4.9%
Uruguay Government International Inflation Indexed Bond
5.00%, 09/14/18 (n), UYU	61,414	2,309
3.70% - 4.38%, 04/05/27 - 06/26/37 (n), UYU	148,412	5,168
4.38%, 12/15/28 (n), UYU	673,281	23,628
Uruguay Inflation Indexed Notas del Tesoro
2.75% - 4.25%, 06/16/16 - 01/05/17 (n), UYU	194,979	7,126
2.25%, 08/23/17 (n), UYU	1,132,773	39,969
2.50% - 4.00%, 01/27/19 - 05/25/25 (n), UYU	251,947	8,645
Uruguay Notas del Tesoro
10.25% - 13.25%, 08/22/15 - 04/08/18, UYU	246,318	9,029
9.50%, 01/27/16, UYU	193,083	7,129
		103,003
Total Government and Agency Obligations (cost $1,232,989)		1,085,553

COMMON STOCKS - 0.0%
UNITED KINGDOM - 0.0%
Other Securities		266
Total Common Stocks (cost $466)		266

PREFERRED STOCKS - 0.0%
UNITED KINGDOM - 0.0%
Other Securities		591
Total Preferred Stocks (cost $1,030)		591

SHORT TERM INVESTMENTS - 32.2%
Investment Companies - 16.3%
JNL Money Market Fund, 0.01% (a) (h)	343,796	343,796

Securities Lending Collateral - 2.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	51,116	51,116

Treasury Securities - 13.5%
Bank Negara Malaysia Monetary Note
0.78% - 0.86%, 07/16/15 - 11/24/15, MYR	81,490	21,481
0.81%, 08/11/15, MYR	98,830	26,103
Malaysia Treasury Bill, 0.72% - 0.84%, 07/10/15 - 05/27/16, MYR	46,180	12,146
Mexico Cetes
0.19% - 0.22%, 07/23/15 - 06/23/16, MXN	118,880	74,170
0.22%, 03/31/16, MXN	49,013	30,402
Monetary Regulation Bill, 0.46%, 07/10/15, UYU	4,620	170
Philippine Treasury Bill
0.03%, 07/08/15 - 03/02/16, PHP	72,680	1,587
0.04%, 04/06/16, PHP	1,575,000	34,272
Serbia Treasury Bill, 0.07%, 07/24/15, RSD	326,640	3,016
Uruguay Treasury Bill, 0.34% - 0.46%, 07/02/15 - 05/19/17, UYU	1,097,847	36,959
Other Securities		43,940
		284,246
Total Short Term Investments (cost $698,754)		679,158
Total Investments - 96.6% (cost $2,239,706)		2,040,442
Other Assets and Liabilities, Net - 3.4%		71,458
Total Net Assets - 100.0%		$2,111,900

Portfolio Composition:	Percentage of Total Investments
Government Securities	53.2%
Financials	7.3
Consumer Discretionary	1.2
Energy	1.2
Materials	1.0
Telecommunication Services	0.9
Health Care	0.7
Industrials	0.4
Consumer Staples	0.3
Utilities	0.3
Information Technology	0.2
Short Term Investments	33.3
Total Investments	100.0%

JNL/Franklin Templeton Income Fund *

	Shares/Par (t)	Value
COMMON STOCKS - 46.3%
CONSUMER DISCRETIONARY - 3.0%
General Motors Co.	569	$18,968
Target Corp.	500	40,815
Other Securities		19,085
		78,868
CONSUMER STAPLES - 0.7%
PepsiCo Inc.	187	17,445

ENERGY - 7.3%
Anadarko Petroleum Corp.	32	2,498
BP Plc - ADR (e)	800	31,968
Chevron Corp.	300	28,941
Royal Dutch Shell Plc - ADR	700	39,907
Total SA - ADR (e)	450	22,126
Other Securities		64,100
		189,540
FINANCIALS - 2.8%
Bank of America Corp.	428	7,285
JPMorgan Chase & Co.	286	19,352
MetLife Inc.	288	16,114
Wells Fargo & Co.	400	22,496
Other Securities		6,892
		72,139
HEALTH CARE - 5.1%
Eli Lilly & Co.	285	23,803
Merck & Co. Inc.	422	24,013
Pfizer Inc.	1,198	40,172

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Sanofi SA - ADR	450	22,289
Other Securities		21,739
		132,016
INDUSTRIALS - 4.0%
General Electric Co.	1,253	33,284
Lockheed Martin Corp.	91	16,898
Raytheon Co.	170	16,266
Other Securities		38,839
		105,287
INFORMATION TECHNOLOGY - 3.3%
Cisco Systems Inc.	561	15,411
Intel Corp.	753	22,893
Microsoft Corp.	465	20,539
Other Securities		27,822
		86,665
MATERIALS - 7.7%
BHP Billiton Plc	1,045	20,546
Dow Chemical Co.	910	46,539
E.I. du Pont de Nemours & Co.	460	29,417
LyondellBasell Industries NV - Class A	200	20,704
Rio Tinto Plc - ADR (e)	904	37,242
Other Securities		47,310
		201,758
TELECOMMUNICATION SERVICES - 2.3%
AT&T Inc.	696	24,719
Verizon Communications Inc.	468	21,804
Other Securities		14,635
		61,158
UTILITIES - 10.1%
Dominion Resources Inc.	300	20,074
Duke Energy Corp.	471	33,290
Dynegy Inc. (c)	248	7,264
Exelon Corp.	1,138	35,753
NextEra Energy Inc.	233	22,864
PG&E Corp.	680	33,378
Southern Co.	783	32,790
Other Securities		79,158
		264,571
Total Common Stocks (cost $1,098,461)		1,209,447

EQUITY LINKED STRUCTURED NOTES - 5.4%
CONSUMER DISCRETIONARY - 1.3%
Citigroup Inc. Equity Linked Note (Ford Motor Co.) (r)	365	5,542
Morgan Stanley Equity Linked Note (Ford Motor Co.) (r)	800	12,218
Other Securities		16,229
		33,989
CONSUMER STAPLES - 0.3%
Citigroup Inc. Equity Linked Note (Whole Foods Market Inc.) (r)	185	7,349

ENERGY - 1.0%
Barclays Bank Plc Equity Linked Note (Anadarko Petroleum Corp.) (r)	75	5,971
JPMorgan Chase & Co. Equity Linked Note (Anadarko Petroleum Corp.) (r)	110	8,857
Other Securities		12,640
		27,468
FINANCIALS - 0.5%
Goldman Sachs Group Inc. Equity Linked Note (Bank of America Corp.) (r)	828	14,175

INDUSTRIALS - 0.4%
Other Securities		10,654

INFORMATION TECHNOLOGY - 1.7%
Citigroup Inc. Equity Linked Note (Apple Inc.) (r)	170	21,448
Merrill Lynch International & Co. Equity Linked Note (Freescale Semiconductor Inc.) (r)	360	9,388
Merrill Lynch International & Co. Equity Linked Note (Intel Corp.) (r)	410	12,727
		43,563
MATERIALS - 0.2%
Other Securities		4,879
Total Equity Linked Structured Notes (cost $151,655)		142,077

PREFERRED STOCKS - 2.6%
ENERGY - 0.2%
Chesapeake Energy Corp., 5.75% (m) (v)	4	2,723
Other Securities		3,907
		6,630
FINANCIALS - 1.2%
Bank of America Corp., 7.25%, Series L (m) (v)	12	13,200
Morgan Stanley, 6.38%, (callable at 25 beginning 10/25/24) (m)	125	3,183
Wells Fargo & Co., 7.50%, Series L (m) (v)	10	11,750
Other Securities		2,373
		30,506
HEALTH CARE - 0.2%
Other Securities		5,213

INDUSTRIALS - 0.1%
Other Securities		1,343

MATERIALS - 0.5%
Other Securities		13,732

UTILITIES - 0.4%
Dominion Resources Inc., 6.13%, Series A (v)	37	1,956
Dominion Resources Inc., 6.00%, Series B (e) (v)	37	1,965
Dominion Resources Inc., 6.38%	70	3,245
NextEra Energy Inc., 5.89% (v)	48	2,950
		10,116
Total Preferred Stocks (cost $74,104)		67,540

WARRANTS - 0.0%
Dynegy Inc. (c)	33	131
Total Warrants (cost $769)		131

CORPORATE BONDS AND NOTES - 36.5%
CONSUMER DISCRETIONARY - 5.9%
Clear Channel Communications Inc.
9.00%, 12/15/19	$2,356	2,245
14.00%, 02/01/21 (e) (y)	1,133	805
9.00%, 03/01/21	16,000	14,580
Other Securities		135,341
		152,971
CONSUMER STAPLES - 1.4%
JBS USA LLC
8.25%, 02/01/20 (r)	1,700	1,802
7.25%, 06/01/21 (r)	3,500	3,688
7.25%, 06/01/21 (r)	3,700	3,899
5.88%, 07/15/24 (r)	8,500	8,553

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Other Securities		20,009
		37,951
ENERGY - 7.8%
Chesapeake Energy Corp.
6.50%, 08/15/17 (e)	3,800	3,890
7.25%, 12/15/18	5,000	5,150
5.75%, 03/15/23 (e)	3,500	3,168
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (k)	7,500	7,650
6.25%, 03/15/22	7,500	7,762
5.75%, 05/15/24	4,300	4,284
Other Securities		171,414
		203,318
FINANCIALS - 5.1%
Bank of America Corp.
6.10% (callable at 100 beginning 03/17/25) (m)	4,000	3,950
8.12% (callable at 100 beginning 05/15/18) (e) (m)	1,000	1,061
Citigroup Inc.
5.87% (callable at 100 beginning 03/27/20) (m)	10,000	10,022
5.90% (callable at 100 beginning 02/15/23) (e) (m)	6,500	6,402
5.95% (callable at 100 beginning 01/30/23) (m)	7,000	6,895
6.30% (callable at 100 beginning 05/15/24) (m)	10,600	10,348
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (m)	12,000	11,745
5.15% (callable at 100 beginning 05/01/23) (m)	2,000	1,903
6.10% (callable at 100 beginning 10/01/24) (m)	10,000	10,035
7.90% (callable at 100 beginning 04/30/18) (m)	11,500	12,164
Morgan Stanley, 5.55%, (callable at 100 beginning 07/15/20) (m)	2,500	2,482
Wells Fargo & Co., 5.90%, (callable at 100 beginning 06/15/24) (m)	4,700	4,712
Other Securities		52,456
		134,175
HEALTH CARE - 3.3%
HCA Inc.
7.50%, 02/15/22	4,100	4,705
4.75%, 05/01/23	2,500	2,531
5.88%, 05/01/23 (e)	7,500	7,969
5.00%, 03/15/24	7,000	7,123
5.25%, 04/15/25	3,000	3,107
Tenet Healthcare Corp.
5.00%, 03/01/19 (r)	1,300	1,300
5.50%, 03/01/19 (r)	4,500	4,539
8.00%, 08/01/20	3,404	3,544
4.38%, 10/01/21	9,500	9,286
8.13%, 04/01/22	7,500	8,213
Other Securities		33,434
		85,751
INDUSTRIALS - 2.4%
Other Securities		62,874

INFORMATION TECHNOLOGY - 2.1%
First Data Corp.
8.25%, 01/15/21 (r)	15,914	16,789
12.63%, 01/15/21	11,000	12,705
8.75%, 01/15/22 (e) (r) (y)	3,198	3,400
Other Securities		20,802
		53,696
MATERIALS - 2.0%
Other Securities		52,364

TELECOMMUNICATION SERVICES - 4.4%
Sprint Corp.
7.88%, 09/15/23	9,400	9,165
7.13%, 06/15/24	5,500	5,102
7.63%, 02/15/25	10,000	9,425
Sprint Nextel Corp.
8.38%, 08/15/17	90	97
9.00%, 11/15/18 (r)	7,500	8,469
7.00%, 08/15/20	5,000	4,963
11.50%, 11/15/21	7,500	8,831
T-Mobile USA Inc.
6.54%, 04/28/20	6,700	7,015
6.00%, 03/01/23	10,000	10,238
6.63%, 04/01/23	7,500	7,791
Verizon Communications Inc., 5.15%, 09/15/23	3,400	3,725
Other Securities		39,481
		114,302
UTILITIES - 2.1%
Calpine Corp.
5.38%, 01/15/23 (e)	7,000	6,878
7.88%, 01/15/23 (r)	2,096	2,264
5.75%, 01/15/25	6,500	6,321
Dynegy Inc.
6.75%, 11/01/19 (r)	15,000	15,607
7.38%, 11/01/22 (r)	10,000	10,475
Other Securities		12,261
		53,806
Total Corporate Bonds and Notes (cost $991,342)		951,208

OTHER EQUITY INTERESTS - 0.0%
General Motors Co. (c) (f) (p) (q) (u) (v)	100	1
Other Securities		—
Total Other Equity Interests (cost $14)		1

VARIABLE RATE SENIOR LOAN INTERESTS - 2.3% (i)
CONSUMER DISCRETIONARY - 0.7%
iHeartCommunications Inc. Term Loan, 6.94%, 01/30/19	20,000	18,441

CONSUMER STAPLES - 0.2%
Other Securities		4,904

ENERGY - 0.6%
Other Securities		15,958

INDUSTRIALS - 0.3%
Other Securities		7,114

INFORMATION TECHNOLOGY - 0.5%
First Data Corp. Extended Term Loan, 3.68%, 03/24/18	9,123	9,086
Other Securities		3,739
		12,825
Total Variable Rate Senior Loan Interests (cost $63,262)		59,242

SHORT TERM INVESTMENTS - 13.2%
Investment Companies - 4.8%
JNL Money Market Fund, 0.01% (a) (h)	125,583	125,583

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Securities Lending Collateral - 8.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	219,388	219,388
Total Short Term Investments (cost $344,971)		344,971
Total Investments - 106.3% (cost $2,724,578)		2,774,617
Other Assets and Liabilities, Net - (6.3%)		(164,510)
Total Net Assets - 100.0%		$2,610,107

Portfolio Composition:	Percentage of Total Investments
Energy	16.0%
Utilities	11.8
Consumer Discretionary	10.2
Materials	9.9
Financials	9.1
Health Care	8.0
Information Technology	7.1
Industrials	6.8
Telecommunication Services	6.3
Consumer Staples	2.4
Short Term Investments	12.4
Total Investments	100.0%

JNL/Franklin Templeton International Small Cap Growth Fund *

	Shares/Par (t)	Value
COMMON STOCKS - 93.5%
AUSTRIA - 0.3%
Other Securities		1,376

BELGIUM - 2.0%
BHF Kleinwort Benson Group (c)	1,715	8,392
Other Securities		2,328
		10,720
BERMUDA - 2.8%
Arch Capital Group Ltd. (c)	185	12,368
Other Securities		2,450
		14,818
BRAZIL - 0.3%
Other Securities		1,687

CANADA - 6.8%
Fairfax Financial Holdings Ltd.	30	14,744
Fairfax India Holdings Corp. (c)	709	8,044
Other Securities		13,178
		35,966
CHINA - 1.2%
Kingdee International Software Group Co. Ltd. (e)	4,930	2,932
Other Securities		3,611
		6,543
DENMARK - 1.2%
ISS A/S	197	6,475

FINLAND - 4.8%
Amer Sports Oyj - Class A	151	4,012
Huhtamaki Oyj	111	3,425
Uponor Oyj (e)	658	9,910
Valmet Corp.	735	8,267
		25,614
FRANCE - 3.4%
Beneteau SA	701	11,952
Euler Hermes SA (e)	61	6,121
Other Securities		140
		18,213
GERMANY - 1.9%
Gerresheimer AG	49	3,042
Rational AG	8	2,997
Other Securities		3,864
		9,903
HONG KONG - 3.2%
Techtronic Industries Co.	1,061	3,469
Value Partners Group Ltd.	1,884	2,967
VTech Holdings Ltd. (e)	231	3,064
Other Securities		7,207
		16,707
INDIA - 0.1%
Other Securities		539

IRELAND - 9.0%
C&C Group Plc	2,538	9,949
Dalata Hotel Group Plc (c)	1,109	4,449
Grafton Group Plc	1,246	15,192
Green REIT plc (e)	4,909	8,023
Irish Continental Group Plc	1,483	6,515
Irish Residential Properties REIT Plc	3,000	3,713
		47,841
ITALY - 2.9%
Prysmian SpA	542	11,719
Other Securities		3,721
		15,440
JAPAN - 8.5%
Aderans Holdings Co. Ltd.	801	6,916
Asatsu-DK Inc.	240	5,683
Asics Corp.	143	3,699
Kobayashi Pharmaceutical Co. Ltd.	53	3,620
Sankyo Co. Ltd.	119	4,220
Other Securities		21,246
		45,384
LUXEMBOURG - 0.3%
Other Securities		1,765

NETHERLANDS - 6.6%
Aalberts Industries NV	105	3,126
Arcadis NV	108	2,958
Sligro Food Group NV	271	9,765
TNT NV	1,784	15,154
Other Securities		3,768
		34,771
NORWAY - 0.8%
Other Securities		4,275

PHILIPPINES - 0.6%
Other Securities		2,930

SINGAPORE - 2.2%
ARA Asset Management Ltd.	5,612	7,292
Straits Trading Co. Ltd.	2,185	4,575
		11,867
SOUTH KOREA - 2.8%
Other Securities		14,750

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
SPAIN - 2.7%
Lar Espana Real Estate Socimi SA	433	4,784
Zardoya Otis SA (e)	483	5,267
Other Securities		3,987
		14,038
SWEDEN - 0.5%
Other Securities		2,841

SWITZERLAND - 1.0%
Other Securities		5,063

TAIWAN - 1.3%
Other Securities		6,830

THAILAND - 0.1%
Other Securities		655

UNITED KINGDOM - 22.9%
Alent Plc	2,219	12,834
Carpetright Plc (c)	1,007	9,635
Greggs Plc	205	3,802
Headlam Group Plc	1,365	9,906
Kennedy Wilson Europe Real Estate Plc	883	15,763
Michael Page International Plc	1,778	15,205
Morgan Sindall Group Plc	443	5,746
Serco Group Plc	2,797	5,186
SIG Plc	960	3,024
Sthree Plc	987	5,813
Vesuvius Plc	1,846	12,304
Other Securities		22,643
		121,861
UNITED STATES OF AMERICA - 3.3%
RenaissanceRe Holdings Ltd.	134	13,572
Other Securities		4,166
		17,738
Total Common Stocks (cost $461,074)		496,610

PREFERRED STOCKS - 0.4%
BRAZIL - 0.2%
Other Securities		793

GERMANY - 0.2%
Other Securities		1,318
Total Preferred Stocks (cost $2,366)		2,111

RIGHTS - 0.0%
ITALY - 0.0%
Other Securities		—

SPAIN - 0.0%
Zardoya Otis SA (c) (e)	483	210
Total Rights (cost $218)		210

INVESTMENT COMPANIES - 1.3%
iShares MSCI EAFE ETF	48	3,073
iShares MSCI EAFE Small-Cap ETF (e)	76	3,883
Total Investment Companies (cost $7,189)		6,956

SHORT TERM INVESTMENTS - 8.3%
Investment Companies - 4.5%
JNL Money Market Fund, 0.01% (a) (h)	23,918	23,918

Securities Lending Collateral - 3.8%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	20,340	20,340
Total Short Term Investments (cost $44,258)		44,258
Total Investments - 103.5% (cost $515,105)		550,145
Other Assets and Liabilities, Net - (3.5%)		(18,709)
Total Net Assets - 100.0%		$531,436

Portfolio Composition:	Percentage of Total Investments
Industrials	29.2%
Financials	24.1
Consumer Discretionary	18.7
Consumer Staples	7.3
Materials	4.5
Information Technology	3.8
Health Care	1.9
Energy	1.2
Investment Companies	1.3
Short Term Investments	8.0
Total Investments	100.0%

JNL/Franklin Templeton Mutual Shares Fund *

	Shares/Par (t)	Value
COMMON STOCKS - 88.1%
CONSUMER DISCRETIONARY - 11.5%
CBS Corp. - Class B	282	$15,648
DIRECTV (c)	211	19,603
General Motors Co.	524	17,459
Reed Elsevier Plc	959	15,579
Time Warner Cable Inc.	149	26,579
Twenty-First Century Fox Inc. - Class B	719	23,180
Other Securities		25,377
		143,425
CONSUMER STAPLES - 9.0%
Altria Group Inc.	273	13,331
British American Tobacco Plc	368	19,817
CVS Health Corp.	125	13,148
Imperial Tobacco Group Plc	287	13,846
Kroger Co.	164	11,881
PepsiCo Inc.	162	15,163
Other Securities		25,677
		112,863
ENERGY - 7.6%
Apache Corp.	219	12,609
Baker Hughes Inc.	234	14,462
Marathon Oil Corp.	484	12,838
Royal Dutch Shell Plc - Class A (e)	556	15,810
Other Securities		38,544
		94,263
FINANCIALS - 20.9%
ACE Ltd.	165	16,742
Alleghany Corp. (c)	32	14,854
Allstate Corp.	201	13,041
American International Group Inc.	429	26,539
Barclays Plc	2,860	11,721
CIT Group Inc.	273	12,698
Citigroup Inc.	280	15,463
Citizens Financial Group Inc.	437	11,937
JPMorgan Chase & Co.	300	20,315

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
MetLife Inc.	301	16,847
PNC Financial Services Group Inc.	290	27,748
XL Group Plc	426	15,842
Other Securities		56,306
		260,053
HEALTH CARE - 14.4%
Eli Lilly & Co.	335	27,974
Hospira Inc. (c)	207	18,394
Medtronic Plc	459	34,003
Merck & Co. Inc.	625	35,608
Stryker Corp.	173	16,510
Teva Pharmaceutical Industries Ltd. - ADR	419	24,782
Walgreens Boots Alliance Inc.	193	16,302
Other Securities		6,474
		180,047
INDUSTRIALS - 4.3%
A P Moller - Maersk A/S - Class B	8	13,777
Caterpillar Inc.	159	13,491
Other Securities		26,769
		54,037
INFORMATION TECHNOLOGY - 13.3%
Apple Inc.	197	24,720
CA Inc.	416	12,180
Cisco Systems Inc.	666	18,296
Hewlett-Packard Co.	418	12,546
Microsoft Corp.	789	34,853
Nokia Oyj (e)	1,026	6,997
Nokia Oyj - ADR	823	5,638
Symantec Corp.	854	19,849
Xerox Corp.	1,337	14,225
Other Securities		16,038
		165,342
MATERIALS - 4.4%
International Paper Co.	334	15,892
MeadWestvaco Corp.	274	12,948
Other Securities		26,284
		55,124
TELECOMMUNICATION SERVICES - 2.0%
Vodafone Group Plc	4,421	16,126
Other Securities		8,672
		24,798
UTILITIES - 0.7%
Other Securities		8,482
Total Common Stocks (cost $903,575)		1,098,434

PREFERRED STOCKS - 0.7%

CONSUMER DISCRETIONARY - 0.7%
Other Securities		8,211
Total Preferred Stocks (cost $9,190)		8,211

CORPORATE BONDS AND NOTES - 1.8%

CONSUMER DISCRETIONARY - 0.6%
Clear Channel Communications Inc., 9.00%, 12/15/19	$7,449	7,099

ENERGY - 0.3%
Other Securities		4,073

FINANCIALS - 0.0%
Other Securities		—

INFORMATION TECHNOLOGY - 0.7%
Avaya Inc.
7.00%, 04/01/19 (r)	2,435	2,380
10.50%, 03/01/21 (r)	8,466	6,985
		9,365
UTILITIES - 0.2%
Other Securities		2,551
Total Corporate Bonds and Notes (cost $27,573)		23,088

GOVERNMENT AND AGENCY OBLIGATIONS - 0.2%

GOVERNMENT SECURITIES - 0.2%
Municipals - 0.2%
Other Securities		3,212
Total Government and Agency Obligations (cost $4,112)		3,212

OTHER EQUITY INTERESTS - 0.3%
Other Securities		3,589
Total Other Equity Interests (cost $4,700)		3,589

VARIABLE RATE SENIOR LOAN INTERESTS - 2.4% (i)

CONSUMER DISCRETIONARY - 1.5%
Clear Channel Communications Inc. Term Loan
6.94%, 01/29/16	$4,339	4,001
7.69%, 07/30/19	1,395	1,302
Other Securities		13,725
		19,028
ENERGY - 0.1%
Other Securities		1,594

INFORMATION TECHNOLOGY - 0.2%
Avaya Inc. Term Loan B-3, 4.69%, 10/26/17	2,394	2,374
Avaya Inc. Term Loan B-6, 6.50%, 03/31/18	584	580
		2,954
UTILITIES - 0.6%
Other Securities		6,697
Total Variable Rate Senior Loan Interests (cost $34,821)		30,273

SHORT TERM INVESTMENTS - 7.5%

Investment Companies - 7.2%
JNL Money Market Fund, 0.01% (a) (h)	89,300	89,300

Securities Lending Collateral - 0.3%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	3,342	3,342
Total Short Term Investments (cost $92,642)		92,642
Total Investments - 101.0% (cost $1,076,613)		1,259,449
Other Assets and Liabilities, Net - (1.0%)		(12,822)
Total Net Assets - 100.0%		$1,246,627

Portfolio Composition:	Percentage of Total Investments
Financials	20.9%
Health Care	14.3
Consumer Discretionary	14.1
Information Technology	14.1
Consumer Staples	9.0
Energy	7.9
Materials	4.4
Industrials	4.3
Telecommunication Services	2.0
Utilities	1.4
Government Securities	0.2
Short Term Investments	7.4
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/Franklin Templeton Small Cap Value Fund *

	Shares/Par (t)	Value
COMMON STOCKS - 93.0%

CONSUMER DISCRETIONARY - 17.2%
BRP Inc. (c)	645	$15,070
Caleres Inc.	365	11,587
Cato Corp. - Class A	274	10,605
Crocs Inc. (c)	787	11,578
Drew Industries Inc.	184	10,647
Gentex Corp.	759	12,469
Group 1 Automotive Inc.	141	12,825
La-Z-Boy Inc.	721	18,991
Men’s Wearhouse Inc.	300	19,240
Pep Boys-Manny Moe & Jack (c)	1,157	14,196
Thor Industries Inc. (e)	249	14,014
Other Securities		46,819
		198,041
CONSUMER STAPLES - 3.0%
Maple Leaf Foods Inc.	1,442	27,345
Other Securities		6,913
		34,258
ENERGY - 5.8%
Bristow Group Inc.	192	10,255
Hunting Plc	1,058	10,142
Oil States International Inc. (c)	259	9,639
Rowan Cos. Plc - Class A	542	11,446
Unit Corp. (c)	435	11,792
Other Securities		13,879
		67,153
FINANCIALS - 15.6%
Aspen Insurance Holdings Ltd.	442	21,162
Chemical Financial Corp.	564	18,633
EverBank Financial Corp.	1,068	20,978
Hanover Insurance Group Inc.	279	20,654
LTC Properties Inc.	340	14,161
Old Republic International Corp.	623	9,738
StanCorp Financial Group Inc.	355	26,849
Other Securities		46,934
		179,109
HEALTH CARE - 6.9%
Gerresheimer AG	366	22,784
Hill-Rom Holdings Inc.	290	15,756
STERIS Corp. (e)	322	20,745
Teleflex Inc.	102	13,870
Other Securities		6,398
		79,553
INDUSTRIALS - 25.8%
AAR Corp.	799	25,477
Astec Industries Inc.	553	23,131
Carlisle Cos. Inc.	160	16,039
EMCOR Group Inc.	515	24,587
EnerSys Inc.	318	22,317
Granite Construction Inc.	478	16,984
McGrath RentCorp	373	11,347
MSA Safety Inc.	294	14,281
Mueller Industries Inc.	540	18,756
Regal-Beloit Corp.	343	24,862
Universal Forest Products Inc.	425	22,113
Wabash National Corp. (c)	1,107	13,887
Other Securities		63,583
		297,364
INFORMATION TECHNOLOGY - 2.7%
MKS Instruments Inc.	302	11,473
Other Securities		19,683
		31,156
MATERIALS - 14.8%
A. Schulman Inc.	509	22,258
Axiall Corp.	778	28,040
Carpenter Technology Corp.	471	18,203
HB Fuller Co.	586	23,795
Minerals Technologies Inc.	266	18,136
RPM International Inc.	279	13,658
Sensient Technologies Corp.	340	23,241
Stepan Co.	232	12,575
Other Securities		10,361
		170,267
UTILITIES - 1.2%
Laclede Group Inc. (e)	256	13,343
Total Common Stocks (cost $907,618)		1,070,244

CORPORATE BONDS AND NOTES - 0.5%

INDUSTRIALS - 0.5%
Unit Corp., 6.63%, 05/15/21	$5,942	5,764
Total Corporate Bonds and Notes (cost $5,750)		5,764

SHORT TERM INVESTMENTS - 8.9%

Investment Companies - 6.6%
JNL Money Market Fund, 0.01% (a) (h)	75,619	75,619

Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	27,012	27,012
Total Short Term Investments (cost $102,631)		102,631
Total Investments - 102.4% (cost $1,015,999)		1,178,639
Other Assets and Liabilities, Net - (2.4%)		(27,280)
Total Net Assets - 100.0%		$1,151,359

Portfolio Composition:	Percentage of Total Investments
Industrials	25.7%
Consumer Discretionary	16.8
Financials	15.2
Materials	14.5
Health Care	6.8
Energy	5.7
Consumer Staples	2.9
Information Technology	2.6
Utilities	1.1
Short Term Investments	8.7
Total Investments	100.0%

JNL/Goldman Sachs Core Plus Bond Fund *

	Shares/Par (t)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 14.6%
ACIS CLO Ltd.
0.78%, 10/14/22 (i) (r)	$900	$886

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
1.17%, 10/14/22 (i) (r)	6,300	6,183
1.65%, 05/01/26 (i) (r)	2,000	1,977
1.76%, 05/01/26 (i) (r)	5,000	4,994
Aire Valley Mortgages Plc
0.25%, 09/20/66 (i), EUR	74	80
0.29%, 09/20/66 (i), EUR	2,260	2,447
0.41%, 09/20/66 (i), EUR	2,260	2,464
REMIC, 0.50%, 09/20/66 (i) (r)	568	545
Carrington Mortgage Loan Trust REMIC, 0.43%, 03/25/36 (i)	3,000	2,451
Credit Suisse European Mortgage Capital Ltd., 2.79%, 04/20/20 (f) (i) (p) (q), EUR	2,780	2,983
Crown Point CLO III Ltd.
1.80%, 12/31/27 (i) (r)	9,550	9,263
3.32%, 12/31/27 (i) (r)	1,050	1,025
Greywolf CLO V Ltd.
1.87%, 04/25/27 (i) (r)	3,500	3,502
2.67%, 04/25/27 (i) (r)	750	750
Halcyon Loan Advisors Funding Ltd.
2.23%, 04/28/25 (i) (r)	3,800	3,768
1.81%, 04/18/26 (i) (r)	2,550	2,548
REMIC, 1.73%, 07/25/27 (i) (r)	5,800	5,762
Hildene CLO II Ltd., 1.73%, 07/19/26 (i) (r)	9,350	9,309
ICG U.S. CLO Ltd., 1.55%, 04/20/26 (i) (r)	5,300	5,197
Morgan Stanley Capital I Trust REMIC
5.93%, 11/15/17 (i)	150	154
5.48%, 02/12/44 (i)	200	211
Morgan Stanley Mortgage Loan Trust, 2.80%, 08/25/34 - 03/25/36 (i)	1,233	1,026
OCP CLO Ltd., 0.28%, 04/26/26 (i) (r)	5,800	5,633
OFSI Fund VI Ltd., 1.46%, 03/20/25 (i) (r)	5,700	5,584
OFSI Fund VII Ltd., 1.62%, 10/18/26 (i) (r)	1,300	1,288
Sound Point CLO V Ltd., 2.18%, 04/18/26 (i) (r)	3,800	3,724
SPS Servicer Advance Receivables Trust, 2.53%, 06/15/45 (r)	21,350	21,350
THL Credit Wind River CLO Ltd., 1.43%, 04/20/25 (i) (r)	4,800	4,749
Trinitas CLO II Ltd., 1.65%, 07/15/26 (i) (r)	2,500	2,431
York CLO Ltd., 1.83%, 01/22/27 (i) (r)	5,400	5,387
Z Capital Credit Partners CLO Ltd., 1.73%, 07/16/27 (f) (i) (p) (q)	6,150	6,048
Other Securities		39,988
Total Non-U.S. Government Agency Asset- Backed Securities (cost $164,517)		163,707

CORPORATE BONDS AND NOTES - 30.3%

CONSUMER DISCRETIONARY - 2.7%
21st Century Fox America Inc., 3.70%, 09/15/24	3,425	3,446
Amazon.com Inc., 3.30%, 12/05/21	2,500	2,530
DIRECTV Holdings LLC
3.80% - 4.45%, 03/15/22 - 04/01/24	3,500	3,536
3.95%, 01/15/25	2,900	2,839
Rensselaer Polytechnic Institute, 5.60%, 09/01/20	2,300	2,613
Other Securities		15,347
		30,311
CONSUMER STAPLES - 2.8%
Reynolds American Inc., 4.45%, 06/12/25	6,950	7,098
Sysco Corp.
3.50%, 10/02/24	3,650	3,686
4.50%, 10/02/44	1,200	1,212
Other Securities		19,834
		31,830
ENERGY - 3.2%
Enterprise Products Operating LLC
3.35% - 3.75%, 03/15/23 - 02/15/25	555	542
8.38%, 08/01/66 (i)	2,450	2,566
7.03%, 01/15/68 (i)	1,550	1,666
Other Securities		31,086
		35,860
FINANCIALS - 13.4%
Bank of America Corp.
6.25%, (callable at 100 beginning 09/05/24) (m)	1,125	1,120
6.50%, (callable at 100 beginning 10/23/24) (m)	750	776
4.13%, 01/22/24	2,400	2,458
4.00%, 04/01/24	1,675	1,702
BAT International Finance Plc, 3.95%, 06/15/25 (r)	4,425	4,468
Credit Suisse AG
7.50% (callable at 100 beginning 12/11/23) (m) (r)	1,275	1,327
6.50%, 08/08/23 (r)	1,100	1,203
Credit Suisse Group AG, 6.25%, (callable at 100 beginning 12/18/24) (m) (r)	825	791
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 03/26/25 (r)	3,050	2,932
Education Realty Operating Partnership LP, 4.60%, 12/01/24	2,875	2,886
ERP Operating LP, 4.63%, 12/15/21	2,575	2,807
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating Baa2), (p) (q), BRL	4,840	4,148
HSBC Holdings Plc
6.37% (callable at 100 beginning 03/30/25) (m)	1,600	1,608
6.37% (callable at 100 beginning 09/17/24) (m) (v)	450	451
ING Bank NV, 4.12%, 11/21/23	2,875	2,953
ING Groep NV, 6.00%, (callable at 100 beginning 04/16/20) (m) (v)	1,850	1,826
Intesa Sanpaolo SpA
2.38% - 3.13%, 01/15/16 - 01/13/17	2,800	2,819
3.88%, 01/16/18	3,400	3,508
5.02%, 06/26/24 (r)	1,200	1,164
JPMorgan Chase & Co., 5.30%, (callable at 100 beginning 05/01/20) (m)	2,575	2,556
Merrill Lynch & Co. Inc., 6.05%, 05/16/16	1,125	1,168
Morgan Stanley
5.55% (callable at 100 beginning 07/15/20) (m)	2,125	2,110
3.88%, 04/29/24	1,150	1,161
3.70%, 10/23/24	6,625	6,588
4.30%, 01/27/45	975	908
Northern Rock Plc, 5.63%, 06/22/17 (r)	7,100	7,693
Stadshypotek AB, 1.88%, 10/02/19 (r)	4,300	4,298
SunTrust Banks Inc., 2.35%, 11/01/18	2,775	2,791
Other Securities		80,536
		150,756
HEALTH CARE - 3.3%
AbbVie Inc.
2.50%, 05/14/20	3,125	3,092
3.20%, 11/06/22	1,150	1,137
Bayer US Finance LLC, 3.00%, 10/08/21 (r)	2,900	2,918
EMD Finance LLC, 2.95%, 03/19/22 (r)	3,650	3,569
Forest Laboratories Inc.
4.38%, 02/01/19 (r)	4,074	4,309
5.00%, 12/15/21 (r)	1,700	1,843

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Walgreens Boots Alliance Inc.
2.70%, 11/18/19	2,850	2,852
3.80%, 11/18/24	1,375	1,343
Other Securities		15,830
		36,893
INDUSTRIALS - 0.6%
Other Securities		6,807

INFORMATION TECHNOLOGY - 0.9%
QUALCOMM Inc., 3.00%, 05/20/22	2,900	2,885
Other Securities		7,426
		10,311
MATERIALS - 0.6%
Other Securities		6,493

TELECOMMUNICATION SERVICES - 2.5%
AT&T Inc.
2.95%, 05/15/16	1,750	1,779
3.40%, 05/15/25	2,725	2,587
Verizon Communications Inc.
2.63%, 02/21/20	4,200	4,187
5.15%, 09/15/23	8,750	9,587
4.15%, 03/15/24	900	923
4.67%, 03/15/55 (p) (q)	1,023	887
Other Securities		8,042
		27,992
UTILITIES - 0.3%
Other Securities		2,753
Total Corporate Bonds and Notes (cost $342,296)		340,006

GOVERNMENT AND AGENCY OBLIGATIONS - 64.3%

GOVERNMENT SECURITIES - 38.0%

Federal Home Loan Bank - 0.6% (w)
Federal Home Loan Bank
1.88% - 3.25%, 03/13/20 - 06/09/23	3,400	3,513
3.00%, 09/10/21	3,200	3,363
		6,876
Federal National Mortgage Association - 0.4% (w)
Federal National Mortgage Association
6.25%, 05/15/29	2,600	3,545
6.63%, 11/15/30	900	1,269
		4,814
Municipals - 1.4%
Commonwealth of Puerto Rico
5.00% - 6.00%, 07/01/26 - 07/01/41	720	442
8.00%, 07/01/35	3,480	2,349
Northstar Education Finance Inc. Student Loan Asset-Backed Note (insured by Guaranteed Student Loans)
0.40% - 0.50%, 04/01/42 (i)	1,350	1,281
0.51%, 04/01/42 (i)	2,300	2,182
Puerto Rico Highways and Transportation Authority (insured by Assured Guaranty Municipal Corp.), 5.25%, 07/01/36	40	39
State of California
7.95%, 03/01/36	1,290	1,561
7.63%, 03/01/40	2,390	3,501
Other Securities		4,255
		15,610
Sovereign - 5.3%
Brazil Government International Bond, 4.25%, 01/07/25	3,340	3,223
Hashemite Kingdom of Jordan Government Bond, 2.50%, 10/30/20	5,000	5,158
International Finance Corp., 0.88%, 06/15/18	6,900	6,852
Israel Government AID Bond
5.50%, 09/18/23	3,700	4,469
5.50%, 12/04/23 - 04/26/24	1,800	2,189
Italy Buoni Poliennali Del Tesoro
3.75%, 05/01/21, EUR	3,200	4,007
5.50%, 11/01/22, EUR	4,700	6,486
Kommunalbanken A/S, 1.00%, 09/26/17 (r)	2,300	2,300
Mexico Bonos
6.50% - 8.00%, 06/10/21 - 12/07/23, MXN	13,348	923
7.50% - 8.50%, 06/03/27 - 05/31/29, MXN	8,653	625
Mexico Government International Bond
4.75%, 03/08/44	2,760	2,636
4.60%, 01/23/46	510	473
Spain Government Bond
5.50%, 04/30/21 (p) (q), EUR	3,000	4,086
5.15%, 10/31/44 (r), EUR	30	45
Tennessee Valley Authority
3.88%, 02/15/21	3,700	4,068
4.63% - 5.98%, 04/01/36 - 09/15/60	2,050	2,466
Other Securities		9,835
		59,841
Treasury Inflation Index Securities - 1.8%
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/22 (n)	4,286	4,241
0.38%, 07/15/23 (n)	1,932	1,935
0.63%, 01/15/24 (n)	5,212	5,289
2.50%, 01/15/29 (n)	3,031	3,719
1.38%, 02/15/44 (n)	4,213	4,455
		19,639
U.S. Treasury Securities - 28.5%
U.S. Treasury Bond
6.13%, 11/15/27	21,000	29,070
3.00%, 05/15/42	7,900	7,704
3.63%, 08/15/43	36,500	39,970
3.75%, 11/15/43	11,000	12,315
3.63%, 02/15/44	9,800	10,726
U.S. Treasury Note
0.88%, 07/15/17	42,300	42,465
1.50%, 08/31/18 (o)	49,000	49,605
1.75%, 09/30/19	45,100	45,604
1.50%, 11/30/19	3,600	3,598
1.63%, 12/31/19	19,800	19,864
1.50%, 05/31/20	9,300	9,240
1.63%, 06/30/20	7,800	7,792
2.00%, 10/31/21	14,400	14,411
2.13%, 12/31/21	9,000	9,062
1.88%, 05/31/22	17,300	17,091
2.13%, 06/30/22	1,300	1,304
		319,821

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 26.3%

Federal Home Loan Mortgage Corp. - 4.2%
Federal Home Loan Mortgage Corp.
3.11%, 02/25/23	1,500	1,549
3.99%, 03/25/25 (i)	700	690
3.00% - 7.00%, 03/01/26 - 03/01/43	12,157	13,188
2.76% - 3.49%, 10/25/27 - 01/01/37 (i)	1,200	1,238
6.00%, 11/01/37 - 03/01/39	86	98
3.50%, 04/01/43	15,870	16,343
REMIC, 3.03%, 10/25/20	4,700	4,916
REMIC, 1,156.50%, 06/15/21 (p) (q)	—	—
REMIC, 2.78%, 09/25/22	1,638	1,696
REMIC, 3.46%, 08/25/23 (i)	800	840
REMIC, 2.81%, 01/25/25	6,100	6,039

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
REMIC, Interest Only, 5.91%, 11/15/43 (i) (p) (q)	1,804	286
		46,883
Federal National Mortgage Association - 12.6%
Federal National Mortgage Association
2.80%, 03/01/18	2,377	2,458
3.74% - 5.00%, 03/01/18 - 06/01/18	3,410	3,623
3.42% - 6.50%, 08/01/18 - 05/01/25	6,502	6,937
4.51%, 06/01/19	4,400	4,746
4.38%, 06/01/21	3,326	3,659
1.39% - 1.69%, 07/25/24 - 02/25/25 (i)	571	571
3.00% - 8.00%, 08/01/29 - 11/01/43	41,924	44,272
3.00%, 07/15/30, TBA (g)	3,000	3,104
2.11% - 2.57%, 11/01/35 - 09/01/36 (i)	966	1,029
6.00%, 05/01/38	4,614	5,248
7.00%, 03/01/39	559	658
6.00%, 05/01/41	3,489	3,969
3.00%, 07/15/45, TBA (g)	9,000	8,945
4.00%, 07/15/45, TBA (g)	35,000	37,034
4.50%, 07/15/45, TBA (g)	3,000	3,241
5.00%, 07/15/45, TBA (g)	5,000	5,522
REMIC, 5.00% - 7.00%, 06/25/41 - 10/25/42	4,594	5,171
REMIC, Interest Only, 4.82%, 11/25/40 (i) (p) (q)	3,946	823
		141,010
Government National Mortgage Association - 9.5%
Government National Mortgage Association
3.50% - 6.00%, 07/15/25 - 05/20/45	4,312	4,633
4.00%, 04/20/45 - 06/20/45, TBA (g)	1,994	2,123
3.50%, 06/20/45	6,000	6,248
3.00%, 07/15/45, TBA (g)	16,000	16,122
3.50%, 07/15/45, TBA (g)	75,000	77,692
REMIC, Interest Only, 6.52%, 08/16/43 (i) (p) (q)	1,229	232
		107,050
Total Government and Agency Obligations (cost $712,502)		721,544

COMMON STOCKS - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Other Securities		—
Total Common Stocks (cost $184)		—

SHORT TERM INVESTMENTS - 2.2%

Commercial Paper - 0.7%
Other Securities		7,499

Investment Companies - 0.9%
JNL Money Market Fund, 0.01% (a) (h)	$9,722	9,722

Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	3,886	3,886

Treasury Securities - 0.3%
Mexico Cetes, 0.20%, 07/02/15 - 10/01/15, MXN	5,581	3,527
Total Short Term Investments (cost $24,694)		24,634
Total Investments - 111.4% (cost $1,244,193)		1,249,891
Total Forward Sales Commitments - (2.3%) (proceeds $26,328)		(26,337)
Other Assets and Liabilities, Net - (9.1%)		(101,570)
Total Net Assets - 100.0%		$1,121,984

FORWARD SALES COMMITMENTS - 2.3%

GOVERNMENT AND AGENCY OBLIGATIONS - 2.3%

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.3%
Federal Home Loan Mortgage Corp. - 1.3%
Federal Home Loan Mortgage Corp., 3.50%, 07/15/45, TBA (g)	$15,000	$15,402
Federal National Mortgage Association - 1.0%
Federal National Mortgage Association, 3.00%, 07/15/45, TBA (g)	11,000	10,935
Total Forward Sales Commitments - 2.3% (proceeds $26,328)		$26,337

Portfolio Composition:	Percentage of Total Investments
Government Securities	34.9%
U.S. Government Agency MBS	22.0
Non-U.S. Government Agency ABS	13.2
Financials	12.5
Health Care	3.0
Energy	2.9
Consumer Staples	2.6
Consumer Discretionary	2.5
Telecommunication Services	2.3
Information Technology	0.8
Industrials	0.6
Materials	0.5
Utilities	0.2
Short Term Investments	2.0
Total Investments	100.0%

JNL/Goldman Sachs Emerging Markets Debt Fund *

	Shares/Par (t)	Value
CORPORATE BONDS AND NOTES - 25.3%

ARGENTINA - 0.6%
YPF SA
8.88%, 12/19/18	$1,660	$1,764
8.75%, 04/04/24	690	700
Other Securities		980
		3,444
AZERBAIJAN - 0.1%
Other Securities		741

BANGLADESH - 0.2%
Other Securities		899

BRAZIL - 1.8%
Banco do Brasil SA
6.25% (callable at 100 beginning 04/15/24) (m)	2,130	1,499
9.00% (callable at 100 beginning 06/18/24) (m)	1,430	1,290
Banco Santander Brasil SA, 8.00%, 03/18/16 (r), BRL	4,750	1,440
Tupy SA, 6.63%, 07/17/24 (r)	1,990	1,948
Other Securities		3,466
		9,643
CHILE - 2.2%
AES Gener SA, 5.25%, 08/15/21	1,691	1,788
Cencosud SA, 6.63%, 02/12/45	1,918	1,804
GNL Quintero SA, 4.63%, 07/31/29 (r)	2,760	2,762

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Sociedad Quimica y Minera de Chile SA
5.50%, 04/21/20 (r)	230	234
3.63%, 04/03/23	2,370	2,125
Other Securities		3,264
		11,977
CHINA - 1.4%
CITIC Ltd.
8.62% (callable at 100 beginning 11/22/18) (m)	1,300	1,489
6.88%, 01/21/18	670	740
6.80%, 01/17/23	1,160	1,341
Other Securities		3,951
		7,521
COLOMBIA - 0.6%
Other Securities		3,162

DOMINICAN REPUBLIC - 0.4%
Aeropuertos Dominicanos Siglo XXI SA, 9.25%, 11/13/19	2,238	2,283

GUATEMALA - 0.6%
Other Securities		3,070

HONG KONG - 0.8%
Other Securities		4,066

INDIA - 0.8%
Other Securities		4,514

INDONESIA - 0.6%
Other Securities		2,980

IRELAND - 0.5%
Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18	1,530	1,467
Other Securities		1,409
		2,876
ISRAEL - 1.1%
Delek & Avner Tamar Bond Ltd.
2.80%, 12/30/16 (r)	2,230	2,227
3.84%, 12/30/18 (r)	2,170	2,200
Other Securities		1,190
		5,617
ITALY - 0.4%
Wind Acquisition Finance SA
4.00%, 07/15/20 (r), EUR	270	300
7.38%, 04/23/21 (r)	1,730	1,750
		2,050
JAMAICA - 0.7%
Digicel Group Ltd.
8.25%, 09/30/20 (p) (q)	300	300
8.25%, 09/30/20	2,420	2,420
Other Securities		1,099
		3,819
JAPAN - 0.1%
Other Securities		712

KAZAKHSTAN - 0.1%
Other Securities		622

LUXEMBOURG - 0.5%
Altice Financing SA
7.88%, 12/15/19	960	1,010
6.50%, 01/15/22 (r)	540	540
Altice Finco SA, 9.88%, 12/15/20	230	253
Other Securities		838
		2,641
MEXICO - 2.8%
America Movil SAB de CV, 6.00%, 06/09/19, MXN	42,240	2,699
Grupo Televisa SAB, 6.00%, 05/15/18	1,974	2,181
Petroleos Mexicanos, 7.47%, 11/12/26 (i), MXN	53,712	3,221
Other Securities		6,930
		15,031
NETHERLANDS - 0.0%
Other Securities		190

NIGERIA - 0.2%
Other Securities		989

PARAGUAY - 0.6%
Banco Regional SAECA, 8.13%, 01/24/19 (r)	1,950	2,094
Other Securities		1,026
		3,120
PERU - 1.4%
Abengoa Transmision Sur SA, 6.88%, 04/30/43 (r)	2,360	2,617
Corp. Lindley SA, 6.75%, 11/23/21	3,035	3,361
Other Securities		1,457
		7,435
PHILIPPINES - 1.2%
Energy Development Corp., 6.50%, 01/20/21	2,360	2,603
Other Securities		3,961
		6,564
QATAR - 0.4%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.30%, 09/30/20	1,415	1,524
6.33%, 09/30/27	330	386
		1,910
RUSSIAN FEDERATION - 0.9%
Lukoil International Finance BV
3.42%, 04/24/18	2,930	2,810
4.56%, 04/24/23	910	810
Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18 (r)	230	220
Other Securities		917
		4,757
SINGAPORE - 0.1%
Other Securities		717

SOUTH AFRICA - 1.0%
Transnet SOC Ltd.
10.80%, 11/06/23, ZAR	7,000	602
8.90%, 11/14/27, ZAR	47,000	3,526
10.00%, 03/30/29, ZAR	16,500	1,267
		5,395
SOUTH KOREA - 0.0%
Other Securities		200

THAILAND - 0.5%
Bank of Thailand, 3.22%, 03/01/16, THB	87,900	2,632

TURKEY - 0.7%
Other Securities		3,733

UKRAINE - 0.1%
Other Securities		752

UNITED ARAB EMIRATES - 1.0%
Ruwais Power Co. PJSC, 6.00%, 08/31/36 (r)	2,740	3,128

See accompanying Notes to Financial Statements.

Other Securities		2,185
		5,313
UNITED KINGDOM - 0.1%
Other Securities		661

UNITED STATES OF AMERICA - 0.2%
Other Securities		984

VENEZUELA - 0.4%
Petroleos de Venezuela SA
9.00%, 11/17/21	320	130
6.00%, 05/16/24	1,070	380
6.00%, 11/15/26	490	173
5.50%, 04/12/37	90	31
Other Securities		1,257
		1,971
VIETNAM - 0.2%
Other Securities		1,266
Total Corporate Bonds and Notes (cost $142,483)		136,257

GOVERNMENT AND AGENCY OBLIGATIONS - 60.4%

BRAZIL - 9.1%
Brazil Inflation Indexed Notas do Tesouro Nacional - Series B
6.00%, 08/15/16 (s), BRL	2,730	2,306
6.00%, 05/15/17 (s), BRL	1,717	1,453
6.00%, 08/15/40 (s), BRL	9,513	8,033
Brazil Letras do Tesouro Nacional
0.00%,01/01/16 (j), BRL	20,721	6,225
0.00%,07/01/17 (j), BRL	29,594	7,372
Brazil Notas do Tesouro Nacional
10.00%, 01/01/18, BRL	10,720	3,227
10.00%, 01/01/19, BRL	10,149	3,016
10.00%, 01/01/21, BRL	5,190	1,502
10.00%, 01/01/23, BRL	22,888	6,486
10.00%, 01/01/25, BRL	29,657	8,255
Other Securities		1,058
		48,933
CHILE - 0.1%
Other Securities		742

COLOMBIA - 4.0%
Colombia Government International Bond
12.00%, 10/22/15, COP	1,373,000	536
7.75%, 04/14/21, COP	1,138,000	480
Colombia TES
7.25%, 06/15/16, COP	4,661,800	1,833
11.25%, 10/24/18, COP	242,300	109
7.00%, 05/04/22, COP	29,411,100	11,370
10.00%, 07/24/24, COP	4,817,900	2,182
7.50%, 08/26/26, COP	971,900	366
6.00%, 04/28/28, COP	3,942,000	1,287
7.75%, 09/18/30, COP	8,557,800	3,204
		21,367
COSTA RICA - 0.2%
Other Securities		1,053

CROATIA - 0.8%
Croatia Government International Bond
6.25%, 04/27/17	660	699
3.88%, 05/30/22, EUR	3,170	3,530
6.00%, 01/26/24	350	370
		4,599
CZECH REPUBLIC - 0.6%
Czech Republic Government Bond
6.95%, 01/26/16, CZK	19,480	827
0.50%, 07/28/16, CZK	14,490	595
0.38%, 10/27/16 (i), CZK	38,170	1,567
		2,989
DOMINICAN REPUBLIC - 1.6%
Dominican Republic Bond, 11.38%, 07/06/29, DOP	48,700	1,143
Dominican Republic International Bond
16.95%, 02/04/22, DOP	79,900	2,348
10.38%, 03/04/22, DOP	900	21
14.50%, 02/10/23, DOP	1,700	45
14.50%, 02/10/23 (r), DOP	6,000	161
11.50%, 05/10/24, DOP	39,500	957
18.50%, 02/04/28 (r), DOP	18,400	600
6.85%, 01/27/45	960	979
6.85%, 01/27/45 (r)	2,150	2,193
		8,447
HUNGARY - 2.1%
Hungary Government Bond
5.50%, 12/20/18, HUF	187,540	733
6.50%, 06/24/19, HUF	999,420	4,043
3.50%, 06/24/20, HUF	1,181,920	4,281
7.50%, 11/12/20, HUF	543,700	2,342
		11,399
INDONESIA - 0.4%
Indonesia Government International Bond, 11.63%, 03/04/19	400	524
Indonesia Treasury Bond
7.88%, 04/15/19 (r), IDR	19,500,000	1,450
6.13%, 05/15/28, IDR	3,000	—
		1,974
LATVIA - 0.1%
Other Securities		522

MALAYSIA - 2.0%
Malaysia Government Bond
3.26%, 03/01/18, MYR	3,240	854
4.38%, 11/29/19, MYR	3,400	930
3.89%, 07/31/20, MYR	7,460	1,992
4.16%, 07/15/21, MYR	5,600	1,514
4.05%, 09/30/21, MYR	1,630	438
3.48%, 03/15/23, MYR	1,520	390
3.96%, 09/15/25, MYR	2,460	648
4.50%, 04/15/30, MYR	14,400	3,939
		10,705
MEXICO - 8.7%
Mexico Bonos
6.25%, 06/16/16, MXN	33	2
7.75%, 12/14/17, MXN	128,945	8,858
4.75%, 06/14/18, MXN	176,865	11,299
8.50%, 12/13/18, MXN	109,591	7,775
8.00%, 06/11/20, MXN	17,706	1,259
6.50%, 06/10/21, MXN	14,988	993
6.50%, 06/09/22, MXN	179,416	11,826
8.00%, 12/07/23, MXN	—	—
10.00%, 12/05/24, MXN	16,780	1,367
7.50%, 06/03/27, MXN	2,550	178
Mexico Government Inflation Indexed Bond
5.00%, 06/16/16 (n), MXN	21,297	1,420
3.50%, 12/14/17 (n), MXN	2,875	195
Mexico Inflation Indexed Udibonos
4.50%, 12/04/25 (n), MXN	24,528	1,784

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
4.00%, 11/08/46 (n), MXN	2,435	168
		47,124
PERU - 1.2%
Peru Government International Bond
5.70%, 08/12/24 (r), PEN	11,820	3,509
8.20%, 08/12/26, PEN	2,851	1,002
6.95%, 08/12/31, PEN	6,304	1,940
6.85%, 02/12/42, PEN	1,049	311
		6,762
POLAND - 4.6%
Poland Government Bond
3.25%, 07/25/19, PLN	1,140	312
5.50%, 10/25/19, PLN	2,080	620
1.50%, 04/25/20, PLN	6,130	1,541
5.25%, 10/25/20, PLN	2,920	872
5.75%, 10/25/21, PLN	21,327	6,575
5.75%, 09/23/22, PLN	9,860	3,061
4.00%, 10/25/23, PLN	11,510	3,241
3.25%, 07/25/25, PLN	31,750	8,422
		24,644
PUERTO RICO - 0.8%
Commonwealth of Puerto Rico
5.25%, 07/01/27	10	6
5.13%, 07/01/31	25	15
5.50%, 07/01/32	45	27
5.63%, 07/01/32	20	12
6.00%, 07/01/34	10	6
8.00%, 07/01/35	2,205	1,488
5.88%, 07/01/36	20	12
5.13%, 07/01/37	15	9
5.25%, 07/01/37	90	54
5.75%, 07/01/38	55	34
6.00%, 07/01/39	295	183
5.00%, 07/01/41	65	39
5.75%, 07/01/41	40	25
Puerto Rico Sales Tax Financing Corp.
5.25%, 08/01/27	40	22
5.50%, 08/01/28	435	239
6.13%, 08/01/29	60	33
0.00%,08/01/32 (k)	640	336
0.00%,08/01/33 (k)	200	77
0.00%,08/01/35 (j)	30	3
0.00%,08/01/37 (j)	75	6
5.50%, 08/01/37	315	173
5.75%, 08/01/37	250	138
0.00%,08/01/38 (j)	60	4
5.38%, 08/01/38	75	41
5.38%, 08/01/39	240	132
6.00%, 08/01/39	65	36
6.38%, 08/01/39	55	30
5.25%, 08/01/41	470	259
5.50%, 08/01/42	575	316
6.00%, 08/01/42	235	130
5.00%, 08/01/43	80	44
5.25%, 08/01/43	60	33
Other Securities		243
		4,205
ROMANIA - 0.8%
Romania Government Bond
5.90%, 07/26/17, RON	12,310	3,304
4.75%, 06/24/19, RON	3,400	909
		4,213
RUSSIAN FEDERATION - 4.3%
Russia Federal Bond
7.60%, 04/14/21, RUB	11,090	173
7.00%, 08/16/23, RUB	358,780	5,165
Russia Government Bond
6.20%, 01/31/18, RUB	90,690	1,476
7.60%, 07/20/22, RUB	131,020	1,999
7.00%, 01/25/23, RUB	146,110	2,130
8.15%, 02/03/27, RUB	81,130	1,219
7.05%, 01/19/28, RUB	313,210	4,257
Russia Government International Bond, 7.85%, 03/10/18, RUB	305,000	5,084
Other Securities		1,470
		22,973
SOUTH AFRICA - 2.6%
South Africa Government Bond
7.75%, 02/28/23, ZAR	380	31
10.50%, 12/21/26, ZAR	21,470	2,054
8.00%, 01/31/30, ZAR	50,860	3,944
8.25%, 03/31/32, ZAR	34,065	2,649
8.50%, 01/31/37, ZAR	16,500	1,301
8.75%, 01/31/44, ZAR	20,640	1,636
8.75%, 02/28/49, ZAR	32,860	2,646
		14,261
THAILAND - 5.1%
Thailand Government Bond
3.13%, 12/11/15, THB	36,710	1,095
3.25%, 06/16/17, THB	90,800	2,775
3.65%, 12/17/21, THB	379,840	11,907
3.58%, 12/17/27, THB	103,880	3,180
3.78%, 06/25/32, THB	20,200	604
Thailand Government Inflation Indexed Bond
1.20%, 07/14/21 (n), THB	120,490	3,441
1.25%, 03/12/28 (n), THB	164,219	4,402
		27,404
TURKEY - 6.7%
Republic of Turkey, 7.50%, 07/14/17	610	673
Turkey Government Bond
9.00%, 03/08/17, TRY	9,540	3,531
8.30%, 06/20/18, TRY	9,385	3,397
8.80%, 11/14/18, TRY	3,260	1,193
10.40%, 03/27/19, TRY	19,430	7,460
8.50%, 07/10/19, TRY	20,840	7,558
7.40%, 02/05/20, TRY	3,280	1,133
9.50%, 01/12/22, TRY	500	188
7.10%, 03/08/23, TRY	1,640	543
10.40%, 03/20/24, TRY	3,360	1,347
9.00%, 07/24/24, TRY	19,190	7,096
8.00%, 03/12/25, TRY	6,310	2,174
		36,293
UNITED STATES OF AMERICA - 4.4%
U.S. Treasury Bond
3.00%, 11/15/44	1,800	1,752
3.00%, 05/15/45	800	780
U.S. Treasury Note
1.50%, 11/30/19	2,700	2,698
1.38%, 04/30/20	3,500	3,459
1.50%, 05/31/20	4,000	3,974
1.63%, 06/30/20	3,100	3,097
1.75%, 04/30/22	100	98
1.88%, 05/31/22 (o)	7,100	7,014
2.13%, 06/30/22	800	803
		23,675

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
VENEZUELA - 0.2%
Other Securities		1,328
Total Government and Agency Obligations (cost $386,048)		325,612

CREDIT LINKED STRUCTURED NOTES - 8.1%

COLOMBIA - 2.1%
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 10.00%, 07/24/24, Moody’s rating N/A) (p), COP	1,642,000	736
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 11.00%, 07/24/20, Moody’s rating N/A) (p), COP	4,514,000	2,080
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	10,289,000	4,596
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 11.25%, 10/24/18, Moody’s rating N/A) (i) (r), COP	9,263,000	4,138
		11,550
INDONESIA - 5.6%
Deutsche Bank AG Credit Linked Note (Indonesia Government, 7.00%, 05/15/27, Moody’s rating Baa3) (r), IDR	17,900,000	1,200
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 06/15/32, Moody’s rating Baa3) (r), IDR	13,600,000	995
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 07/15/21, Moody’s rating Baa3) (p) (q), IDR	71,400,000	5,346
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.13%, 05/15/28, Moody’s rating Baa3) (r), IDR	27,187,000	1,673
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	2,800,000	173
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	46,000,000	2,849
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 7.88%, 04/15/19, Moody’s rating Baa3) (r), IDR	21,400,000	1,592
Standard Charter Bank Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	18,684,000	1,157
Standard Charter Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	5,908,000	464
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	71,238,000	5,593
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	30,100,000	2,368
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	16,646,000	1,307
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	5,254,000	413
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	9,900,000	777
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	4,261,000	335
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	26,163,000	2,054
Other Securities		1,648
		29,944
NIGERIA - 0.3%
Citigroup Inc. Credit Linked Note (Nigeria Government Bond, 10.00%, 07/27/30, Moody’s rating N/A) (r), NGN	276,000	942
Citigroup Inc. Credit Linked Note (Nigeria Government Bond, 16.00%, 06/29/19, Moody’s rating N/A) (r), NGN	115,000	595
Other Securities		369
		1,906
ZAMBIA - 0.1%
Standard Chartered Bank Credit Linked Note (Zambia Government Bond, 13.00%, 08/29/24, Moody’s rating N/A) (r), ZMW	3,470	308
Total Credit Linked Structured Notes (cost $59,617)		43,708

COMMON STOCKS - 0.0%

HONG KONG - 0.0%
Other Securities		34
Total Common Stocks (cost $0)		34

SHORT TERM INVESTMENTS - 2.0%

Investment Companies - 1.0%
JNL Money Market Fund, 0.01% (a) (h)	5,374	5,374

Treasury Securities - 1.0%
Mexico Cetes
0.20%, 07/02/15, MXN	795	506
0.20%, 08/20/15, MXN	4,259	2,698
0.20%, 09/10/15, MXN	1,131	715
0.20%, 10/01/15, MXN	2,320	1,464
		5,383
Total Short Term Investments (cost $10,887)		10,757
Total Investments - 95.8% (cost $599,035)		516,368
Other Assets and Liabilities, Net - 4.2%		22,688
Total Net Assets - 100.0%		$539,056

Portfolio Composition:	Percentage of Total Investments
Government Securities	63.1%
Financials	15.2
Energy	5.2
Utilities	3.3
Industrials	3.0
Telecommunication Services	2.7
Consumer Staples	2.4
Materials	1.7
Consumer Discretionary	1.3
Short Term Investments	2.1
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/Goldman Sachs Mid Cap Value Fund *

	Shares/Par (t)	Value
COMMON STOCKS - 99.1%

CONSUMER DISCRETIONARY - 12.4%
Gap Inc.	505	$19,287
MGM Resorts International (c)	791	14,432
Ralph Lauren Corp. - Class A	126	16,669
Staples Inc.	925	14,157
Other Securities		92,477
		157,022
CONSUMER STAPLES - 6.5%
ConAgra Foods Inc.	387	16,936
Energizer Holdings Inc.	99	13,057
Molson Coors Brewing Co.	172	11,990
Tyson Foods Inc. - Class A	352	14,995
Whole Foods Market Inc.	377	14,888
Other Securities		10,631
		82,497
ENERGY - 6.9%
Cameron International Corp. (c)	230	12,024
Devon Energy Corp.	358	21,318
Pioneer Natural Resources Co.	94	13,020
Southwestern Energy Co. (c)	805	18,287
Other Securities		22,591
		87,240
FINANCIALS - 29.7%
Arthur J Gallagher & Co.	284	13,426
Brixmor Property Group Inc.	847	19,593
Citizens Financial Group Inc.	691	18,867
DDR Corp.	867	13,401
Everest Re Group Ltd.	84	15,344
Fifth Third Bancorp	589	12,262
Huntington Bancshares Inc.	1,472	16,643
Lincoln National Corp.	409	24,216
Navient Corp.	1,174	21,385
Principal Financial Group Inc.	242	12,389
ProLogis Inc.	436	16,159
Raymond James Financial Inc.	410	24,417
RLJ Lodging Trust	410	12,205
SLM Corp. (c)	1,425	14,063
Starwood Property Trust Inc.	717	15,471
Voya Financial Inc.	264	12,287
XL Group Plc	397	14,787
Zions Bancorp	644	20,435
Other Securities		79,443
		376,793
HEALTH CARE - 7.6%
Endo International Plc (c)	280	22,302
Laboratory Corp. of America Holdings (c)	129	15,669
Mylan NV (c)	213	14,436
Zimmer Biomet Holdings Inc.	147	16,025
Other Securities		28,096
		96,528
INDUSTRIALS - 12.5%
Fortune Brands Home & Security Inc.	361	16,564
Hertz Global Holdings Inc. (c)	884	16,026
Textron Inc.	319	14,243
Tyco International Plc	305	11,742
United Continental Holdings Inc. (c)	463	24,545
Other Securities		76,286
		159,406
INFORMATION TECHNOLOGY - 11.1%
Brocade Communications Systems Inc.	1,272	15,110
Maxim Integrated Products Inc.	393	13,573
VMware Inc. - Class A (c)	175	15,017
Western Digital Corp.	155	12,163
Other Securities		84,735
		140,598
MATERIALS - 6.3%
Celanese Corp. - Class A	207	14,887
CF Industries Holdings Inc.	242	15,527
Packaging Corp. of America	225	14,039
Other Securities		35,502
		79,955
UTILITIES - 6.1%
FirstEnergy Corp.	537	17,488
NRG Energy Inc.	538	12,319
Sempra Energy	218	21,610
Other Securities		26,011
		77,428
Total Common Stocks (cost $1,222,128)		1,257,467

SHORT TERM INVESTMENTS - 0.7%

Investment Companies - 0.6%
JNL Money Market Fund, 0.01% (a) (h)	7,685	7,685
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	856	856
Total Short Term Investments (cost $8,541)		8,541
Total Investments - 99.8% (cost $1,230,669)		1,266,008
Other Assets and Liabilities, Net - 0.2%		2,299
Total Net Assets - 100.0%		$1,268,307

Portfolio Composition:	Percentage of Total Investments
Financials	29.8%
Industrials	12.6
Consumer Discretionary	12.4
Information Technology	11.1
Health Care	7.6
Energy	6.9
Consumer Staples	6.5
Materials	6.3
Utilities	6.1
Short Term Investments	0.7
Total Investments	100.0%

JNL/Goldman Sachs U.S. Equity Flex Fund *

	Shares/Par (t)	Value
COMMON STOCKS - 125.6%

CONSUMER DISCRETIONARY - 21.5%
Amazon.com Inc. (c)	13	$5,843
Comcast Corp. - Class A	103	6,184
Gap Inc.	217	8,288
MGM Resorts International (c)	214	3,906
Ralph Lauren Corp. - Class A	51	6,814
Staples Inc.	301	4,610
TJX Cos. Inc.	68	4,502
Twenty-First Century Fox Inc. - Class B	258	8,304
Viacom Inc. - Class B (o)	130	8,396
Yum! Brands Inc.	46	4,162
Other Securities		22,822
		83,831

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
CONSUMER STAPLES - 10.7%
ConAgra Foods Inc.	123	5,369
Mondelez International Inc. - Class A (o)	246	10,116
Whole Foods Market Inc.	116	4,585
Other Securities		21,557
		41,627
ENERGY - 7.6%
Devon Energy Corp. (o)	171	10,159
Exxon Mobil Corp. (o)	139	11,556
Southwestern Energy Co. (c) (e)	353	8,029
		29,744
FINANCIALS - 23.1%
Affiliated Managers Group Inc. (c)	29	6,346
American International Group Inc. (o)	157	9,678
Ameriprise Financial Inc.	36	4,506
Bank of America Corp. (o)	605	10,290
Blackstone Mortgage Trust Inc. - Class A	142	3,949
Citigroup Inc.	142	7,844
Fifth Third Bancorp	195	4,060
Hartford Financial Services Group Inc.	89	3,695
JPMorgan Chase & Co.	149	10,109
MetLife Inc.	134	7,497
Prudential Financial Inc. (o)	131	11,423
Other Securities		10,493
		89,890
HEALTH CARE - 19.4%
Aetna Inc.	29	3,671
Allergan Plc (c)	21	6,316
Celgene Corp. (c)	56	6,526
Express Scripts Holding Co. (c)	57	5,045
Gilead Sciences Inc.	32	3,772
Johnson & Johnson	87	8,472
Medtronic Plc (o)	132	9,760
Mylan NV (c)	76	5,168
Pfizer Inc.	208	6,980
Walgreens Boots Alliance Inc.	65	5,492
Other Securities		14,440
		75,642
INDUSTRIALS - 11.9%
Boeing Co.	63	8,793
Eaton Corp. Plc	81	5,465
General Electric Co. (o)	683	18,136
Hertz Global Holdings Inc. (c)	254	4,595
United Parcel Service Inc. - Class B	78	7,592
Other Securities		1,607
		46,188
INFORMATION TECHNOLOGY - 24.6%
Activision Blizzard Inc.	180	4,365
Apple Inc. (o)	107	13,476
Cisco Systems Inc.	218	6,000
eBay Inc. (c)	77	4,658
EMC Corp. (o)	395	10,426
Google Inc. - Class A (c) (o)	28	14,878
Google Inc. - Class C (c)	4	2,307
Intel Corp.	178	5,407
Maxim Integrated Products Inc.	118	4,091
Microsoft Corp.	179	7,925
NetApp Inc.	120	3,791
Oracle Corp.	98	3,944
Red Hat Inc. (c)	52	3,981
Symantec Corp.	185	4,299
Other Securities		6,387
		95,935
MATERIALS - 1.8%
E.I. du Pont de Nemours & Co.	81	5,189
Other Securities		1,903
		7,092
TELECOMMUNICATION SERVICES - 3.7%
AT&T Inc. (o)	284	10,079
Verizon Communications Inc.	96	4,482
		14,561
UTILITIES - 1.3%
Other Securities		5,126
Total Common Stocks (cost $462,827)		489,636

SHORT TERM INVESTMENTS - 2.6%

Investment Companies - 0.8%
JNL Money Market Fund, 0.01% (a) (h)	3,241	3,241
Securities Lending Collateral - 1.8%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	7,078	7,078
Total Short Term Investments (cost $10,319)		10,319
Total Investments - 128.2% (cost $473,146)		499,955
Total Securities Sold Short - (27.1%) (proceeds $101,696)		(105,748)
Other Assets and Liabilities, Net - (1.1%)		(4,324)
Total Net Assets - 100.0%		$389,883

SECURITIES SOLD SHORT - 27.1%

COMMON STOCKS - 27.1%

CONSUMER DISCRETIONARY - 6.4%
Abercrombie & Fitch Co. - Class A	111	$2,384
AutoZone Inc.	2	1,188
Chipotle Mexican Grill Inc. - Class A	2	1,047
Coach Inc.	35	1,224
Foot Locker Inc.	19	1,283
Interpublic Group of Cos. Inc.	71	1,362
Kohl’s Corp.	33	2,066
Las Vegas Sands Corp.	15	775
Marriott International Inc. - Class A	21	1,593
Meredith Corp.	24	1,258
Omnicom Group Inc.	16	1,113
Target Corp.	44	3,582
Time Warner Inc.	24	2,057
Walt Disney Co.	25	2,842
Zumiez Inc.	46	1,213
		24,987
CONSUMER STAPLES - 2.2%
Archer-Daniels-Midland Co.	30	1,443
Campbell Soup Co.	38	1,826
Clorox Co.	32	3,305
General Mills Inc.	33	1,813
		8,387
ENERGY - 2.8%
Chevron Corp.	24	2,327
Murphy Oil Corp.	22	909
Phillips 66	48	3,868
Transocean Ltd.	104	1,675
Valero Energy Corp.	37	2,331
		11,110
FINANCIALS - 5.1%
ACE Ltd.	7	733
Apartment Investment & Management Co.	26	970

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Artisan Partners Asset Management Inc. - Class A	41	1,920
Chubb Corp.	37	3,561
FirstMerit Corp.	95	1,975
Government Properties Income Trust	111	2,058
Hudson City Bancorp Inc.	201	1,988
Janus Capital Group Inc.	101	1,735
MSCI Inc. - Class A	18	1,136
People’s United Financial Inc.	148	2,394
Valley National Bancorp	153	1,576
		20,046
HEALTH CARE - 1.7%
AmerisourceBergen Corp.	13	1,409
Anthem Inc.	5	784
Edwards Lifesciences Corp.	9	1,309
Regeneron Pharmaceuticals Inc.	2	1,084
Stryker Corp.	12	1,167
Teva Pharmaceutical Industries Ltd. - ADR	12	690
		6,443
INDUSTRIALS - 1.9%
Cintas Corp.	23	1,949
Deere & Co.	10	994
Lockheed Martin Corp.	9	1,590
Northrop Grumman Systems Corp.	10	1,621
Precision Castparts Corp.	6	1,179
		7,333
INFORMATION TECHNOLOGY - 6.0%
Corning Inc.	144	2,835
FactSet Research Systems Inc.	19	3,106
Flextronics International Ltd.	299	3,381
International Business Machines Corp.	14	2,340
Lam Research Corp.	39	3,174
Paychex Inc.	58	2,698
Texas Instruments Inc.	58	3,002
Total System Services Inc.	68	2,838
		23,374
MATERIALS - 0.5%
Allegheny Technologies Inc.	25	754
FMC Corp.	26	1,359
		2,113
UTILITIES - 0.5%
Southern Co.	47	1,955
Total Securities Sold Short - 27.1% (proceeds $101,696)		$105,748

Percentage of Total Long Investments
Long Investments Portfolio Composition:
Information Technology	19.2%
Financials	18.0
Consumer Discretionary	16.8
Health Care	15.1
Industrials	9.2
Consumer Staples	8.3
Energy	6.0
Telecommunication Services	2.9
Materials	1.4
Utilities	1.0
Short Term Investments	2.1
Total Long Investments	100.0%

Short Investments Portfolio Composition:	Percentage of Total Short Investments
Consumer Discretionary	23.6%
Information Technology	22.1
Financials	19.0
Energy	10.5
Consumer Staples	7.9
Industrials	6.9
Health Care	6.1
Materials	2.0
Utilities	1.9
Total Short Investments	100.0%

JNL/Harris Oakmark Global Equity Fund

	Shares/Par (t)	Value
COMMON STOCKS - 92.6%

FRANCE - 9.6%
BNP Paribas	41	$2,482
Danone SA	22	1,414
Kering SA	11	1,922
		5,818
GERMANY - 7.1%
Allianz SE	15	2,370
Daimler AG	21	1,954
		4,324
HONG KONG - 2.2%
Experian Plc	72	1,304

ITALY - 4.1%
CNH Industrial NV	270	2,465

JAPAN - 7.0%
Daiwa Securities Group Inc.	267	1,997
Toyota Motor Corp.	34	2,262
		4,259
NETHERLANDS - 3.0%
Koninklijke Philips Electronics NV	70	1,798

SOUTH KOREA - 3.3%
Samsung Electronics Co. Ltd.	2	1,969

SWITZERLAND - 20.0%
Adecco SA	6	462
Cie Financiere Richemont SA	22	1,776
Credit Suisse Group AG	94	2,583
Glencore Plc	457	1,832
Holcim Ltd.	16	1,210
Julius Baer Group Ltd.	39	2,200
Kuehne & Nagel International AG	9	1,208
Nestle SA	11	815
		12,086
UNITED KINGDOM - 3.6%
Diageo Plc	68	1,958
GlaxoSmithKline Plc	10	212
		2,170
UNITED STATES OF AMERICA - 32.7%
American International Group Inc.	36	2,235
Aon Plc - Class A	13	1,306
Apple Inc.	6	756
BlackRock Inc.	1	317
Caterpillar Inc.	14	1,145
Franklin Resources Inc.	13	615
General Motors Co.	57	1,900
Google Inc. - Class A (c)	2	1,083

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Halliburton Co.	11	485
Intel Corp.	68	2,056
JPMorgan Chase & Co.	22	1,521
MasterCard Inc. - Class A	11	1,056
Microsoft Corp.	15	676
National Oilwell Varco Inc.	14	678
Tiffany & Co.	7	633
Visa Inc. - Class A	18	1,175
Wells Fargo & Co.	39	2,165
		19,802
Total Common Stocks (cost $58,558)		55,995

SHORT TERM INVESTMENTS - 7.7%

Investment Companies - 7.7%
JNL Money Market Fund, 0.01% (a) (h)	4,673	4,673
Total Short Term Investments (cost $4,673)		4,673
Total Investments - 100.3% (cost $63,231)		60,668
Other Assets and Liabilities, Net - (0.3%)		(165)
Total Net Assets - 100.0%		$60,503

Portfolio Composition:	Percentage of Total Investments
Financials	32.6%
Consumer Discretionary	17.2
Information Technology	14.5
Industrials	13.8
Consumer Staples	6.9
Materials	5.0
Energy	1.9
Health Care	0.4
Short Term Investments	7.7
Total Investments	100.0%

JNL/Invesco Global Real Estate Fund *

	Shares/Par (t)	Value
COMMON STOCKS - 98.6%

AUSTRALIA - 6.0%
Federation Centres Ltd.	11,131	$25,045
Goodman Group	4,970	24,003
Scentre Group	5,872	16,962
Stockland	8,438	26,645
Westfield Corp.	4,070	28,584
		121,239
CANADA - 2.3%
Allied Properties REIT	724	20,535
Other Securities		25,982
		46,517
CHINA - 0.4%
Other Securities		8,664

FINLAND - 0.0%
Other Securities		687

FRANCE - 3.7%
Unibail-Rodamco SE	213	54,052
Other Securities		20,095
		74,147
GERMANY - 2.4%
Deutsche Wohnen AG	1,282	29,402
LEG Immobilien AG	259	17,973
		47,375
HONG KONG - 8.2%
Hongkong Land Holdings Ltd.	4,250	34,849
Link REIT	3,834	22,433
New World Development Ltd.	15,936	20,823
Sun Hung Kai Properties Ltd.	2,911	47,108
Swire Properties Ltd.	4,620	14,737
Other Securities		24,574
		164,524
JAPAN - 12.5%
Japan Hotel REIT Investment Corp.	25	16,592
Mitsubishi Estate Co. Ltd.	2,964	63,839
Mitsui Fudosan Co. Ltd.	2,368	66,264
Tokyu Fudosan Holdings Corp.	2,118	16,324
Other Securities		89,005
		252,024
MALTA - 0.0%
Other Securities		—

NETHERLANDS - 0.6%
Other Securities		12,969

SINGAPORE - 2.5%
CapitaLand Ltd.	8,755	22,736
Other Securities		27,924
		50,660
SWEDEN - 1.5%
Other Securities		30,888

SWITZERLAND - 0.6%
Other Securities		11,696

UNITED KINGDOM - 7.1%
Derwent London Plc	326	17,416
Great Portland Estates Plc	2,233	27,223
Hammerson Plc	1,665	16,092
Land Securities Group Plc	3,179	60,110
Other Securities		22,574
		143,415
UNITED STATES OF AMERICA - 50.8%
AvalonBay Communities Inc.	514	82,146
Boston Properties Inc.	420	50,888
Brixmor Property Group Inc.	1,221	28,243
Cousins Properties Inc.	2,332	24,204
DiamondRock Hospitality Co.	1,185	15,176
Empire State Realty Trust Inc. - Class A	1,458	24,877
Equinix Inc.	83	21,158
Essex Property Trust Inc.	174	36,918
Extra Space Storage Inc.	554	36,112
Federal Realty Investment Trust	434	55,578
Health Care REIT Inc.	222	14,600
Healthcare Realty Trust Inc.	822	19,128
Healthcare Trust of America Inc. - Class A	1,186	28,402
Hilton Worldwide Holdings Inc. (c)	881	24,266
Hudson Pacific Properties Inc.	617	17,510
LaSalle Hotel Properties	617	21,886
Mid-America Apartment Communities Inc.	506	36,859
Paramount Group Inc.	847	14,529
Piedmont Office Realty Trust Inc.	856	15,064
ProLogis Inc.	1,713	63,564
Public Storage	135	24,798
Realty Income Corp.	523	23,218
Retail Opportunity Investments Corp.	1,139	17,790
RLJ Lodging Trust	538	16,010
Simon Property Group Inc.	635	109,792
Taubman Centers Inc.	285	19,798
Ventas Inc.	758	47,052

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Other Securities		136,220
		1,025,786
Total Common Stocks (cost $1,937,170)		1,990,591

SHORT TERM INVESTMENTS - 0.9%

Investment Companies - 0.9%
JNL Money Market Fund, 0.01% (a) (h)	18,063	18,063
Total Short Term Investments (cost $18,063)		18,063
Total Investments - 99.5% (cost $1,955,233)		2,008,654
Other Assets and Liabilities, Net - 0.5%		9,440
Total Net Assets - 100.0%		$2,018,094

Portfolio Composition:	Percentage of Total Investments
Financials	96.8%
Consumer Discretionary	1.2
Information Technology	1.1
Short Term Investments	0.9
Total Investments	100.0%

JNL/Invesco International Growth Fund

	Shares/Par (t)	Value
COMMON STOCKS - 92.0%

AUSTRALIA - 4.1%
Amcor Ltd.	2,678	$28,305
Aurizon Holdings Ltd.	3,232	12,769
Brambles Ltd.	2,002	16,328
CSL Ltd.	175	11,676
		69,078
BELGIUM - 1.2%
Anheuser-Busch InBev NV	166	20,008

BRAZIL - 4.0%
Banco Bradesco SA - ADR	2,840	26,013
BM&F Bovespa SA	7,427	28,021
BRF SA	599	12,653
		66,687
CANADA - 7.1%
Canadian National Railway Co.	226	13,041
Cenovus Energy Inc.	464	7,421
CGI Group Inc. - Class A (c)	719	28,125
EnCana Corp.	1,422	15,678
Fairfax Financial Holdings Ltd.	35	17,316
Great-West Lifeco Inc.	408	11,868
Suncor Energy Inc.	923	25,431
		118,880
CHINA - 4.5%
Baidu.com - ADR - Class A (c)	144	28,572
CNOOC Ltd.	4,836	6,860
Great Wall Motor Co. Ltd. - Class H (f)	4,088	19,676
Industrial & Commercial Bank of China Ltd. - Class H	25,041	19,871
		74,979
DENMARK - 2.7%
Carlsberg A/S - Class B	297	26,933
Novo Nordisk A/S	344	18,853
		45,786
FRANCE - 3.2%
Publicis Groupe SA	443	32,846
Schneider Electric SA	300	20,780
		53,626
GERMANY - 7.2%
Adidas AG	145	11,079
Allianz SE	130	20,295
Deutsche Boerse AG	361	29,888
Deutsche Post AG	387	11,300
ProSiebenSat.1 Media AG	476	23,527
SAP AG	370	25,927
		122,016
HONG KONG - 3.2%
CK Hutchison Holdings Ltd.	2,432	35,759
Galaxy Entertainment Group Ltd.	4,498	17,897
		53,656
ISRAEL - 2.4%
Teva Pharmaceutical Industries Ltd. - ADR	681	40,236

JAPAN - 6.9%
Denso Corp.	166	8,269
Fanuc Ltd.	36	7,346
Japan Tobacco Inc.	840	29,872
Keyence Corp.	20	10,919
Komatsu Ltd.	747	14,981
Toyota Motor Corp.	366	24,518
Yahoo! Japan Corp.	4,930	19,896
		115,801
MEXICO - 2.2%
Fomento Economico Mexicano SAB de CV - ADR	120	10,666
Grupo Televisa SAB - GDR	663	25,753
		36,419
NETHERLANDS - 2.4%
Royal Dutch Shell Plc - Class B	762	21,702
Unilever NV - CVA	442	18,471
		40,173
SINGAPORE - 3.4%
Avago Technologies Ltd.	231	30,772
United Overseas Bank Ltd.	1,597	27,318
		58,090
SOUTH KOREA - 1.7%
Samsung Electronics Co. Ltd.	25	28,537

SPAIN - 1.0%
Amadeus IT Holding SA	431	17,201

SWEDEN - 3.3%
Getinge AB - Class B	356	8,578
Investor AB - Class B	681	25,379
Telefonaktiebolaget LM Ericsson - Class B	2,096	21,826
		55,783
SWITZERLAND - 9.0%
ABB Ltd.	1,037	21,731
Julius Baer Group Ltd.	448	25,136
Novartis AG	126	12,362
Roche Holding AG	90	25,242
Swatch Group AG	29	11,412
Syngenta AG	67	27,448
UBS Group AG	1,364	28,943
		152,274

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
TAIWAN - 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	5,683	25,852

THAILAND - 1.6%
Kasikornbank PCL - NVDR	4,860	27,114

TURKEY - 0.9%
Akbank T.A.S.	5,508	15,923

UNITED KINGDOM - 18.5%
Aberdeen Asset Management Plc	2,781	17,638
British American Tobacco Plc	661	35,594
Centrica Plc	2,682	11,127
Compass Group Plc	1,577	26,078
Informa Plc	1,651	14,178
Kingfisher Plc	4,488	24,479
Lloyds Banking Group Plc	14,661	19,678
Next Plc	143	16,687
Reed Elsevier Plc	2,145	34,862
Sky Plc	3,374	54,947
Smith & Nephew Plc	970	16,404
WPP Plc	1,794	40,272
		311,944
Total Common Stocks (cost $1,419,818)		1,550,063

SHORT TERM INVESTMENTS - 8.5%
Investment Companies - 8.5%
JNL Money Market Fund, 0.01% (a) (h)	143,032	143,032
Total Short Term Investments (cost $143,032)		143,032
Total Investments - 100.5% (cost $1,562,850)		1,693,095
Other Assets and Liabilities, Net - (0.5%)		(8,893)
Total Net Assets - 100.0%		$1,684,202

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	22.8%
Financials	22.2
Information Technology	14.0
Consumer Staples	9.1
Health Care	7.9
Industrials	7.0
Energy	4.6
Materials	3.3
Utilities	0.7
Short Term Investments	8.4
Total Investments	100.0%

JNL/Invesco Large Cap Growth Fund

	Shares/Par (t)	Value
COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 21.0%
Amazon.com Inc. (c)	62	$26,805
Carnival Corp.	668	33,007
Comcast Corp. - Class A	146	8,771
DISH Network Corp. - Class A (c)	452	30,636
Dollar General Corp.	76	5,902
Harman International Industries Inc.	159	18,886
Lowe’s Cos. Inc.	506	33,885
Michael Kors Holdings Ltd. (c)	73	3,076
Netflix Inc. (c)	9	5,858
Priceline Group Inc. (c)	14	16,356
Sony Corp.	526	14,931
Time Warner Cable Inc.	42	7,536
Twenty-First Century Fox Inc. - Class A	171	5,561
Walt Disney Co.	52	5,898
Whirlpool Corp.	84	14,587
		231,695
CONSUMER STAPLES - 4.3%
Altria Group Inc.	193	9,439
Constellation Brands Inc. - Class A	92	10,654
CVS Health Corp.	153	16,003
Monster Beverage Corp. (c)	85	11,339
		47,435
ENERGY - 3.4%
Cimarex Energy Co.	32	3,555
Devon Energy Corp.	108	6,440
Kinder Morgan Inc.	95	3,641
Pioneer Natural Resources Co.	60	8,333
Whiting Petroleum Corp. (c)	450	15,122
		37,091
FINANCIALS - 7.1%
American Express Co.	84	6,493
American Tower Corp.	77	7,152
Ameriprise Financial Inc.	36	4,441
Capital One Financial Corp.	51	4,473
Charles Schwab Corp.	684	22,329
CME Group Inc.	113	10,562
McGraw-Hill Financial. Inc.	84	8,435
Morgan Stanley	387	15,002
		78,887
HEALTH CARE - 22.2%
Alexion Pharmaceuticals Inc. (c)	36	6,590
Alkermes Plc (c)	412	26,480
Allergan Plc (c)	145	43,986
Amgen Inc.	57	8,754
Biogen Inc. (c)	60	24,165
Bristol-Myers Squibb Co.	169	11,269
Celgene Corp. (c)	332	38,427
Gilead Sciences Inc.	250	29,230
HCA Holdings Inc. (c)	190	17,238
Medtronic Plc	107	7,952
Mylan NV (c)	112	7,606
Thermo Fisher Scientific Inc.	43	5,552
UnitedHealth Group Inc.	70	8,556
Vertex Pharmaceuticals Inc. (c)	72	8,866
		244,671
INDUSTRIALS - 5.8%
Canadian Pacific Railway Ltd.	24	3,867
Danaher Corp.	132	11,305
Honeywell International Inc.	156	15,861
Raytheon Co.	86	8,201
Republic Services Inc.	250	9,795
Roper Industries Inc.	37	6,368
Southwest Airlines Co.	270	8,935
		64,332
INFORMATION TECHNOLOGY - 30.9%
Alibaba Group Holding Ltd. - ADR (c)	122	10,003
Apple Inc.	517	64,905
Autodesk Inc. (c)	113	5,644
Avago Technologies Ltd.	64	8,466
Check Point Software Technologies Ltd. (c)	119	9,467
Cisco Systems Inc.	340	9,331
Facebook Inc. - Class A (c)	581	49,787
Google Inc. - Class A (c)	70	37,648
Lam Research Corp.	27	2,214
LinkedIn Corp. - Class A (c)	76	15,730
MasterCard Inc.	480	44,827

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
NXP Semiconductors NV (c)	298	29,253
Palo Alto Networks Inc. (c)	33	5,763
Salesforce.com Inc. (c)	349	24,325
ServiceNow Inc. (c)	185	13,731
Twitter Inc. (c)	32	1,174
Visa Inc. - Class A	137	9,176
		341,444
MATERIALS - 2.6%
Dow Chemical Co.	276	14,099
Monsanto Co.	134	14,250
		28,349
TELECOMMUNICATION SERVICES - 1.3%
Sprint Corp. (c)	3,096	14,120
Total Common Stocks (cost $932,732)		1,088,024

SHORT TERM INVESTMENTS - 1.2%

Investment Companies - 1.2%
JNL Money Market Fund, 0.01% (a) (h)	13,643	13,643
Total Short Term Investments (cost $13,643)		13,643
Total Investments - 99.8% (cost $946,375)		1,101,667
Other Assets and Liabilities, Net - 0.2%		2,223
Total Net Assets - 100.0%		$1,103,890

Portfolio Composition:	Percentage of Total Investments
Information Technology	31.0%
Health Care	22.2
Consumer Discretionary	21.0
Financials	7.2
Industrials	5.8
Consumer Staples	4.3
Energy	3.4
Materials	2.6
Telecommunication Services	1.3
Short Term Investments	1.2
Total Investments	100.0%

JNL/Invesco Mid Cap Value Fund

	Shares/Par (t)	Value
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 12.2%
Ascena Retail Group Inc. (c)	773	$12,879
Dana Holding Corp.	559	11,511
DeVry Education Group Inc.	251	7,517
Fossil Group Inc. (c)	170	11,788
Johnson Controls Inc.	365	18,055
Tegna Inc.	391	12,542
		74,292
CONSUMER STAPLES - 2.8%
ConAgra Foods Inc.	397	17,341

ENERGY - 6.1%
Amec Foster Wheeler Plc	705	9,058
Amec Foster Wheeler Plc - ADR (e)	161	2,086
Baker Hughes Inc.	210	12,929
Williams Cos. Inc.	230	13,204
		37,277
FINANCIALS - 26.9%
ACE Ltd.	65	6,559
American Capital Ltd. (c)	796	10,790
Arthur J Gallagher & Co.	185	8,733
BB&T Corp.	359	14,469
Comerica Inc.	310	15,919
FNF Group	434	16,058
Forest City Enterprises Inc. (c)	775	17,131
Marsh & McLennan Cos. Inc.	159	9,022
Northern Trust Corp.	198	15,139
Stifel Financial Corp. (c)	282	16,266
Willis Group Holdings Plc	216	10,132
Wintrust Financial Corp.	276	14,731
Zions Bancorp	302	9,568
		164,517
HEALTH CARE - 10.0%
Brookdale Senior Living Inc. (c)	356	12,364
HealthSouth Corp.	357	16,450
PerkinElmer Inc.	250	13,164
Universal Health Services Inc. - Class B	134	19,002
		60,980
INDUSTRIALS - 14.8%
Babcock & Wilcox Co.	389	12,764
Babcock & Wilcox Enterprises Inc. (c)	17	316
Clean Harbors Inc. (c)	211	11,354
Ingersoll-Rand Plc	225	15,149
Masco Corp.	475	12,666
Pentair Plc	194	13,345
Swift Transporation Co. - Class A (c)	132	2,999
Textron Inc.	350	15,618
UTi Worldwide Inc. (c)	639	6,383
		90,594
INFORMATION TECHNOLOGY - 12.5%
Cadence Design Systems Inc. (c)	653	12,840
Ciena Corp. (c)	636	15,053
Citrix Systems Inc. (c)	269	18,847
Diebold Inc.	192	6,736
NetApp Inc.	316	9,974
Teradata Corp. (c)	341	12,617
		76,067
MATERIALS - 8.0%
Eagle Materials Inc.	67	5,097
Eastman Chemical Co.	176	14,386
Owens Corning Inc.	393	16,200
WR Grace & Co. (c)	131	13,135
		48,818
TELECOMMUNICATION SERVICES - 2.1%
Level 3 Communications Inc. (c)	245	12,880

UTILITIES - 2.5%
CenterPoint Energy Inc.	231	4,387
Edison International	199	11,037
		15,424
Total Common Stocks (cost $537,881)		598,190

SHORT TERM INVESTMENTS - 2.1%
Investment Companies - 2.1%
JNL Money Market Fund, 0.01% (a) (h)	12,888	12,888

Securities Lending Collateral - 0.0%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	24	24
Total Short Term Investments (cost $12,912)		12,912
Total Investments - 100.0% (cost $550,793)		611,102
Other Assets and Liabilities, Net - (0.0% )		(163)
Total Net Assets - 100.0%		$610,939

See accompanying Notes to Financial Statements.

Portfolio Composition:	Percentage of Total Investments
Financials	26.9%
Industrials	14.8
Information Technology	12.5
Consumer Discretionary	12.2
Health Care	10.0
Materials	8.0
Energy	6.1
Consumer Staples	2.8
Utilities	2.5
Telecommunication Services	2.1
Short Term Investments	2.1
Total Investments	100.0%

JNL/Invesco Small Cap Growth Fund *

	Shares/Par (t)	Value
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 16.8%
Domino’s Pizza Inc.	86	$9,735
Dunkin’ Brands Group Inc.	177	9,723
G-III Apparel Group Ltd. (c)	233	16,412
Group 1 Automotive Inc.	110	10,004
Jack in the Box Inc.	127	11,179
WABCO Holdings Inc. (c)	100	12,337
Other Securities		139,123
		208,513
CONSUMER STAPLES - 1.2%
Other Securities		15,410

ENERGY - 3.6%
Other Securities		44,603

FINANCIALS - 7.2%
American Equity Investment Life Holding Co.	365	9,836
SVB Financial Group (c)	88	12,695
Other Securities		66,881
		89,412
HEALTH CARE - 24.9%
Alnylam Pharmaceuticals Inc. (c)	86	10,258
Chemed Corp.	108	14,150
Community Health Systems Inc. (c)	205	12,915
DexCom Inc. (c)	201	16,057
Exact Sciences Corp. (c) (e)	520	15,473
HealthSouth Corp.	253	11,647
Hill-Rom Holdings Inc.	187	10,179
Incyte Corp. (c)	107	11,167
Neurocrine Biosciences Inc. (c)	207	9,872
NuVasive Inc. (c)	233	11,057
PAREXEL International Corp. (c)	169	10,888
Select Medical Holdings Corp.	601	9,742
Sirona Dental Systems Inc. (c)	106	10,663
VCI Inc. (c)	308	16,753
Other Securities		138,098
		308,919
INDUSTRIALS - 15.0%
Acuity Brands Inc.	79	14,201
AO Smith Corp.	146	10,535
CEB Inc.	114	9,965
Forward Air Corp.	202	10,540
ITT Corp.	261	10,919
Knight Transportation Inc.	405	10,827
Swift Transporation Co. - Class A (c)	432	9,798
TransDigm Group Inc. (c)	44	9,969
Wabtec Corp.	116	10,912
Watsco Inc.	89	10,981
Other Securities		76,632
		185,279
INFORMATION TECHNOLOGY - 24.5%
Arris Group Inc. (c)	385	11,780
Aspen Technology Inc. (c)	231	10,536
Atmel Corp.	1,133	11,161
Cavium Inc. (c)	166	11,392
Cognex Corp.	204	9,807
CoStar Group Inc. (c)	74	14,917
EPAM Systems Inc. (c)	205	14,627
Guidewire Software Inc. (c)	186	9,843
Manhattan Associates Inc. (c)	471	28,117
Mentor Graphics Corp.	377	9,970
MicroStrategy Inc. (c)	60	10,219
QLIK Technologies Inc. (c)	302	10,562
Qualys Inc. (c)	237	9,579
Ultimate Software Group Inc. (c)	63	10,318
Other Securities		130,242
		303,070
MATERIALS - 2.7%
Martin Marietta Materials Inc.	68	9,650
PolyOne Corp.	280	10,958
Other Securities		12,707
		33,315
TELECOMMUNICATION SERVICES - 1.4%
SBA Communications Corp. (c)	147	16,931

UTILITIES - 0.4%
Other Securities		4,945
Total Common Stocks (cost $1,004,162)		1,210,397

SHORT TERM INVESTMENTS - 6.6%
Investment Companies - 4.3%
JNL Money Market Fund, 0.01% (a) (h)	53,304	53,304
Securities Lending Collateral - 2.3%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	28,537	28,537
Total Short Term Investments (cost $81,841)		81,841
Total Investments - 104.3% (cost $1,086,003)		1,292,238
Other Assets and Liabilities, Net - (4.3%)		(53,458)
Total Net Assets - 100.0%		$1,238,780

Portfolio Composition:	Percentage of Total Investments
Health Care	23.9%
Information Technology	23.5
Consumer Discretionary	16.1
Industrials	14.3
Financials	6.9
Energy	3.5
Materials	2.6
Telecommunication Services	1.3
Consumer Staples	1.2
Utilities	0.4
Short Term Investments	6.3
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/Ivy Asset Strategy Fund * (b)

	Shares/Par (t)	Value
COMMON STOCKS - 79.7%
CONSUMER DISCRETIONARY - 16.2%
CBS Corp. - Class B	572	$31,765
Continental AG	157	37,127
Delphi Automotive Plc	382	32,521
Delta Topco Ltd. (f) (p) (q)	59,271	31,626
Galaxy Entertainment Group Ltd.	16,660	66,290
Home Depot Inc. (o)	400	44,452
L Brands Inc.	350	29,963
McDonald’s Corp.	324	30,774
Media Group Holdings LLC (c) (f) (p) (q) (x)	39,866	59,899
Toyota Motor Corp.	718	48,053
Other Securities		42,077
		454,547
CONSUMER STAPLES - 9.5%
Anheuser-Busch InBev NV	256	30,807
Mead Johnson Nutrition Co. (o)	521	47,032
Mondelez International Inc.	893	36,750
Philip Morris International Inc. (o)	526	42,194
SABMiller Plc	1,039	53,857
Unilever NV - CVA	1,010	42,219
Other Securities		15,201
		268,060
ENERGY - 7.0%
ConocoPhillips Co.	802	49,257
Phillips 66 (o)	723	58,265
Plains GP Holdings LP - Class A	1,750	45,225
Other Securities		44,158
		196,905
FINANCIALS - 11.7%
AIA Group Ltd.	13,614	89,015
Citigroup Inc. (o)	1,124	62,068
Intesa Sanpaolo SpA	8,949	32,499
JPMorgan Chase & Co.	663	44,938
Wells Fargo & Co.	691	38,868
Other Securities		61,291
		328,679
HEALTH CARE - 8.3%
Allergan Plc (c)	153	46,560
Amgen Inc.	269	41,343
Biogen Inc. (c)	116	46,776
Gilead Sciences Inc.	324	37,911
Humana Inc.	179	34,297
Other Securities		25,877
		232,764
INDUSTRIALS - 5.5%
Caterpillar Inc.	599	50,765
Fanuc Ltd.	128	26,191
Ingersoll-Rand Plc	450	30,319
Volvo AB - Class B	2,356	29,252
Other Securities		17,505
		154,032
INFORMATION TECHNOLOGY - 19.4%
Adobe Systems Inc. (c)	591	47,901
Alibaba Group Holding Ltd. - ADR (c)	352	28,951
Alliance Data Systems Corp. (c)	114	33,223
Applied Materials Inc. (o)	1,548	29,745
Baidu.com - ADR - Class A (c)	210	41,787
Cognizant Technology Solutions Corp. - Class A (c) (o)	986	60,219
Intuit Inc. (o)	472	47,594
Microsoft Corp. (o)	1,476	65,177
Tencent Holdings Ltd.	2,720	54,395
Texas Instruments Inc.	691	35,578
Visa Inc. - Class A	475	31,916
Other Securities		70,620
		547,106
MATERIALS - 2.1%
PPG Industries Inc.	269	30,814
Other Securities		27,134
		57,948
Total Common Stocks (cost $2,064,586)		2,240,041

PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Other Securities		3,577
Total Preferred Stocks (cost $3,000)		3,577

PURCHASED OPTIONS - 0.0%
EOG Resources Inc. Call Option, Strike Price 105, Expiration 10/16/15, CGM	1,781	94
Exxon Mobil Corp. Call Option, Strike Price 90, Expiration 07/17/15	444	—
Schlumberger Ltd. Call Option, Strike Price 97.50, Expiration 08/21/15, CGM	1,022	17
Other Securities		1,012
Total Purchased Options (cost $5,595)		1,123

CORPORATE BONDS AND NOTES - 3.4%
CONSUMER DISCRETIONARY - 3.4%
Delta Topco Ltd., 10.00%, 11/24/16 (f) (p) (q) (y)	$54,676	54,676
Legendary Pictures Funding LLC, 8.00%, 03/15/18 (f) (p) (q)	28,500	28,378
Other Securities		12,564
Total Corporate Bonds and Notes (cost $96,454)		95,618

PRECIOUS METALS - 3.1%
Gold Bullion	73,511	86,195
Total Precious Metals (cost $88,314)		86,195

SHORT TERM INVESTMENTS - 16.0%
Commercial Paper - 8.0%
Air Products & Chemicals Inc.
0.13%, 07/21/15 (r)	$20,000	19,999
0.14%, 07/24/15 (r)	20,000	19,998
Emerson Electric Co., 0.13%, 07/22/15 (r)	30,000	29,998
Kellogg Co.
0.38%, 07/08/15 (r)	10,000	9,999
0.35%, 07/13/15 (r)	25,000	24,997
Mondelez International Inc., 0.48%, 08/11/15 (r)	10,000	9,994
Other Securities		109,991
		224,976
Investment Companies — 8.0%
JNL Money Market Fund, 0.01% (a) (h)	75,008	75,008
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (h)	149,537	149,537
		224,545

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Securities Lending Collateral - 0.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	758	758
Total Short Term Investments (cost $450,279)		450,279
Total Investments - 102.3% (cost $2,708,228)		2,876,833
Other Assets and Liabilities, Net - (2.3%)		(64,479)
Total Net Assets - 100.0%		$2,812,354

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	19.1%
Information Technology	19.0
Financials	11.6
Consumer Staples	9.3
Health Care	8.1
Energy	6.8
Industrials	5.4
Precious Metals	3.0
Materials	2.0
Short Term Investments	15.7
Total Investments	100.0%

JNL/JPMorgan International Value Fund *

	Shares/Par (t)	Value
COMMON STOCKS - 95.9%
AUSTRALIA - 3.2%
Australia & New Zealand Banking Group Ltd.	498	$12,365
Other Securities		10,757
		23,122
BELGIUM - 1.3%
Solvay SA	66	9,149

BRAZIL - 0.6%
Other Securities		4,397

CHINA - 1.0%
Other Securities		6,963

FINLAND - 1.1%
UPM-Kymmene Oyj	451	7,988

FRANCE - 11.5%
AXA SA	528	13,396
BNP Paribas	222	13,457
GDF Suez	356	6,624
Renault SA	112	11,712
Total SA	312	15,319
Other Securities		21,951
		82,459
GERMANY - 6.2%
Bayer AG	78	10,989
Daimler AG	109	9,933
Other Securities		23,544
		44,466
HONG KONG - 2.3%
AIA Group Ltd.	1,459	9,541
CK Hutchison Holdings Ltd.	481	7,068
		16,609
IRELAND - 0.9%
Other Securities		6,339

ITALY - 4.5%
Enel SpA	2,419	10,962
Intesa Sanpaolo SpA	2,227	8,086
Telecom Italia SpA (c)	6,432	8,174
Other Securities		4,865
		32,087
JAPAN - 23.4%
Daiwa House Industry Co. Ltd.	374	8,716
Japan Airlines Co. Ltd.	220	7,670
Mitsubishi Corp.	311	6,835
Mitsubishi UFJ Financial Group Inc.	2,897	20,843
Mitsui Fudosan Co. Ltd.	338	9,458
Nippon Telegraph & Telephone Corp.	363	13,139
Sompo Japan Nipponkoa Holdings	266	9,751
Sony Corp.	362	10,291
Sumitomo Mitsui Financial Group Inc.	179	7,951
Toyota Motor Corp.	341	22,792
Other Securities		50,291
		167,737
LUXEMBOURG - 1.1%
ArcelorMittal	822	7,987

NETHERLANDS - 5.7%
ING Groep NV - CVA	704	11,697
Koninklijke KPN NV	2,163	8,292
Royal Dutch Shell Plc - Class A	366	10,339
Other Securities		10,728
		41,056
NORWAY - 2.0%
DNB ASA	401	6,683
Norsk Hydro ASA	1,797	7,540
		14,223
SINGAPORE - 1.2%
DBS Group Holdings Ltd.	544	8,339

SOUTH KOREA - 1.4%
Samsung Electronics Co. Ltd.	9	9,720

SPAIN - 2.0%
Repsol SA (c)	561	9,890
Other Securities		4,062
		13,952
SWEDEN - 1.3%
Electrolux AB	290	9,073

SWITZERLAND - 7.1%
Credit Suisse Group AG	311	8,570
Nestle SA	119	8,556
Novartis AG	127	12,474
Roche Holding AG	47	13,084
Zurich Financial Services AG	27	8,300
		50,984
UNITED KINGDOM - 18.1%
AstraZeneca Plc	106	6,700
Aviva Plc	1,479	11,455
Barclays Plc	3,263	13,375
BG Group Plc	695	11,570
British American Tobacco Plc	131	7,068
Lloyds Banking Group Plc	7,522	10,096
National Grid Plc	535	6,890
Shire Plc	88	7,031
Vodafone Group Plc	5,758	21,005
Wolseley Plc	138	8,818
Other Securities		25,826
		129,834
Total Common Stocks (cost $672,954)		686,484

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
PREFERRED STOCKS - 0.8%
GERMANY - 0.8%
Other Securities		5,644
Total Preferred Stocks (cost $6,722)		5,644

RIGHTS - 0.1%
SPAIN - 0.1%
Repsol SA (c)	561	291
Total Rights (cost $303)		291

SHORT TERM INVESTMENTS - 2.2%
Investment Companies - 2.2%
JNL Money Market Fund, 0.01% (a) (h)	15,877	15,877
Total Short Term Investments (cost $15,877)		15,877
Total Investments - 99.0% (cost $695,856)		708,296
Other Assets and Liabilities, Net - 1.0%		7,278
Total Net Assets - 100.0%		$715,574

Portfolio Composition:	Percentage of Total Investments
Financials	34.8%
Consumer Discretionary	15.3
Industrials	8.8
Telecommunication Services	7.6
Energy	7.3
Health Care	7.1
Materials	5.3
Consumer Staples	4.3
Information Technology	3.8
Utilities	3.5
Short Term Investments	2.2
Total Investments	100.0%

JNL/JPMorgan MidCap Growth Fund *

	Shares/Par (t)	Value
COMMON STOCKS - 96.6%
CONSUMER DISCRETIONARY - 19.3%
Big Lots Inc.	366	$16,466
Dollar General Corp.	306	23,804
GameStop Corp. - Class A (e)	386	16,570
Hilton Worldwide Holdings Inc. (c)	906	24,955
Mohawk Industries Inc. (c)	166	31,651
Netflix Inc. (c)	34	22,007
Norwegian Cruise Line Holdings Ltd. (c)	397	22,220
Ulta Salon Cosmetics & Fragrance Inc. (c)	157	24,295
Urban Outfitters Inc. (c)	460	16,082
Other Securities		120,075
		318,125
CONSUMER STAPLES - 2.6%
Monster Beverage Corp. (c)	206	27,622
Other Securities		15,478
		43,100
ENERGY - 2.8%
Concho Resources Inc. (c)	198	22,521
Other Securities		23,432
		45,953
FINANCIALS - 11.6%
Affiliated Managers Group Inc. (c)	125	27,391
CBRE Group Inc. - Class A (c)	941	34,798
Lazard Ltd. - Class A	408	22,941
McGraw-Hill Financial. Inc.	279	28,005
Moody’s Corp.	169	18,191
Signature Bank (c)	155	22,647
TD Ameritrade Holding Corp.	633	23,289
Other Securities		14,481
		191,743
HEALTH CARE - 16.6%
Acadia HealthCare Co. Inc. (c)	285	22,316
Brookdale Senior Living Inc. (c)	484	16,798
Envision Healthcare Holdings Inc. (c)	631	24,928
Humana Inc.	122	23,260
Illumina Inc. (c)	114	24,871
Jazz Pharmaceuticals Plc (c)	102	18,030
Sirona Dental Systems Inc. (c)	218	21,872
Other Securities		120,964
		273,039
INDUSTRIALS - 15.7%
Acuity Brands Inc.	213	38,372
AO Smith Corp.	269	19,341
Carlisle Cos. Inc.	274	27,393
Delta Air Lines Inc.	679	27,906
Fortune Brands Home & Security Inc.	350	16,028
HD Supply Holdings Inc (c)	652	22,920
Middleby Corp. (c)	159	17,867
Pall Corp.	197	24,467
Stericycle Inc. (c)	125	16,747
Watsco Inc.	156	19,241
Other Securities		27,623
		257,905
INFORMATION TECHNOLOGY - 24.7%
Alliance Data Systems Corp. (c)	105	30,537
Amphenol Corp. - Class A	461	26,736
Applied Materials Inc.	941	18,094
Arista Networks Inc. (c)	194	15,817
Avago Technologies Ltd.	120	15,885
CoStar Group Inc. (c)	108	21,676
Electronic Arts Inc. (c)	387	25,762
Gartner Inc. (c)	209	17,954
Guidewire Software Inc. (c)	314	16,597
Harris Corp.	212	16,313
Lam Research Corp.	203	16,514
NXP Semiconductors NV (c)	314	30,815
Palo Alto Networks Inc. (c)	104	18,239
VeriFone Systems Inc. (c)	582	19,768
Other Securities		116,766
		407,473
MATERIALS - 3.3%
Eagle Materials Inc.	207	15,831
Sherwin-Williams Co.	139	38,338
		54,169
Total Common Stocks (cost $1,334,062)		1,591,507

SHORT TERM INVESTMENTS - 5.3%
Investment Companies - 4.0%
JNL Money Market Fund, 0.01% (a) (h)	65,592	65,592

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Securities Lending Collateral - 1.3%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	21,991	21,991
Total Short Term Investments (cost $87,583)		87,583
Total Investments - 101.9% (cost $1,421,645)		1,679,090
Other Assets and Liabilities, Net - (1.9%)		(30,636)
Total Net Assets - 100.0%		$1,648,454

Portfolio Composition:	Percentage of Total Investments
Information Technology	24.3%
Consumer Discretionary	18.9
Health Care	16.3
Industrials	15.4
Financials	11.4
Materials	3.2
Energy	2.7
Consumer Staples	2.6
Short Term Investments	5.2
Total Investments	100.0%

JNL/JPMorgan U.S. Government & Quality Bond Fund

	Shares/Par (t)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.5%
A10 Securitization LLC, 2.10%, 04/15/34 (r)	$4,148	$4,130
ACE Securities Corp. REMIC, 0.45%, 02/25/31 (i)	55	53
American Homes For Rent REMIC, 3.79%, 10/17/24 (r)	4,946	5,083
BB-UBS Trust REMIC, 2.89%, 06/05/20 (r)	8,000	7,894
BBCMS Trust, 2.47%, 03/10/26 (r)	4,122	4,064
Capital Auto Receivables Asset Trust REMIC, 1.42%, 06/20/17	3,276	3,284
Commercial Mortgage Pass-Through Certificates Interest Only REMIC, 2.05%, 08/15/45 (i)	17,252	1,590
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	4	5
Countrywide Alternative Loan Trust REMIC
0.40%, 07/20/46 (i)	602	446
0.38%, 12/20/46 (i)	1,033	786
Countrywide Home Equity Loan Trust, 0.48%, 02/15/34 (i)	259	235
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 6.00%, 09/25/34	692	710
Honda Auto Receivables Owner Trust, 0.70%, 06/15/17	2,277	2,276
IndyMac Seconds Asset Backed Trust REMIC, 0.45%, 06/25/36 (i) (p) (q)	789	186
LB-UBS Commercial Mortgage Trust REMIC, 5.35%, 10/15/16	2,520	2,631
MASTR Adjustable Rate Mortgages Trust REMIC, 2.24%, 02/25/34 (i)	529	516
Morgan Stanley Capital I Trust REMIC, 4.05%, 06/15/21	1,697	1,806
Morgan Stanley Mortgage Loan Trust REMIC, 2.43%, 10/25/34 (i)	325	322
NCUA Guaranteed Notes Trust REMIC, 1.60%, 10/29/20	320	321
Nomura Asset Acceptance Corp. REMIC, 6.50%, 03/25/34 (r)	3,120	3,109
Progress Residential Trust REMIC, 2.74%, 06/15/20 (r)	3,747	3,715
Provident Funding Mortgage Loan Trust REMIC, 2.53%, 10/25/35 (i)	182	178
Residential Funding Mortgage Securities Inc. Trust REMIC, 5.50%, 02/25/35	1,624	1,625
SACO I Inc. REMIC, 0.45%, 06/25/36 (i) (p) (q)	177	293
Structured Asset Mortgage Investments Inc. REMIC, 0.40%, 08/25/36 (i)	1,030	804
UBS-BAMLL Trust REMIC, 3.66%, 06/10/22 (r)	4,560	4,681
Vendee Mortgage Trust REMIC, 6.75%, 02/15/31	1,696	1,965
Wells Fargo Mortgage Backed Securities Trust REMIC, 5.50%, 04/25/22	380	391
Wells Fargo Re-REMIC Trust REMIC, 1.75%, 04/20/17 (f) (r)	1,320	1,320
Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.38%, 05/15/21 (r)	4,750	5,142
Total Non-U.S. Government Agency Asset- Backed Securities (cost $59,825)		59,561

CORPORATE BONDS AND NOTES - 4.0%
CONSUMER DISCRETIONARY - 0.3%
Time Warner Inc., 3.60%, 07/15/25	4,000	3,885

CONSUMER STAPLES - 0.2%
Kimberly-Clark Corp., 2.40%, 03/01/22	700	683
PepsiCo Inc., 3.00%, 08/25/21	782	800
Procter & Gamble Co., 1.90%, 11/01/19	1,280	1,282
		2,765
ENERGY - 0.3%
Enterprise Products Operating LLC, 3.70%, 02/15/26	1,013	984
Magellan Midstream Partners LP, 3.20%, 03/15/25	1,072	1,028
Occidental Petroleum Corp., 3.13%, 02/15/22	666	667
Phillips 66, 4.30%, 04/01/22	912	956
		3,635
FINANCIALS - 2.1%
Bank of America Corp., 5.70%, 01/24/22	1,490	1,690
Bank of New York Mellon Corp., 3.55%, 09/23/21	3,850	4,018
Berkshire Hathaway Inc., 3.40%, 01/31/22	1,619	1,686
Citigroup Inc., 4.50%, 01/14/22	3,028	3,248
Credit Suisse, 3.00%, 10/29/21	894	886
Goldman Sachs Group Inc., 5.75%, 01/24/22	840	955
HCP Inc., 3.40%, 02/01/25	1,515	1,420
PNC Funding Corp., 2.70%, 09/19/16	1,400	1,424
Toyota Motor Credit Corp., 3.40%, 09/15/21	5,500	5,746
U.S. Bancorp, 3.00%, 03/15/22	1,715	1,728
Wells Fargo & Co., 1.50%, 07/01/15	4,639	4,639
		27,440
HEALTH CARE - 0.2%
Actavis Funding SCS, 3.45%, 03/15/22	991	981
Walgreens Boots Alliance Inc., 3.80%, 11/18/24	2,469	2,411
		3,392
INDUSTRIALS - 0.4%
ABB Finance USA Inc., 2.88%, 05/08/22	571	561
Lockheed Martin Corp., 3.35%, 09/15/21	984	1,012
Penske Truck Leasing Co. LP, 3.38%, 02/01/22 (r)	2,898	2,806
Union Pacific Corp., 1.80%, 02/01/20	869	857
		5,236

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
INFORMATION TECHNOLOGY - 0.1%
Intel Corp., 3.30%, 10/01/21	1,279	1,334

TELECOMMUNICATION SERVICES - 0.1%
Nippon Telegraph & Telephone Corp., 1.40%, 07/18/17	1,067	1,068

UTILITIES - 0.3%
Arizona Public Service Co., 2.20%, 01/15/20	665	659
Exelon Generation Co. LLC, 2.95%, 01/15/20	1,140	1,145
Florida Power Corp., 3.10%, 08/15/21	1,203	1,234
Virginia Electric & Power Co., 2.95%, 01/15/22	870	866
		3,904
Total Corporate Bonds and Notes (cost $51,894)		52,659

GOVERNMENT AND AGENCY OBLIGATIONS - 87.8%
GOVERNMENT SECURITIES - 45.0%
Federal Farm Credit Bank - 1.3% (w)
Federal Farm Credit Bank
5.30%, 12/23/24	6,800	8,157
5.75%, 12/07/28	7,000	8,966
		17,123
Federal Home Loan Bank - 1.2% (w)
Federal Home Loan Bank
4.88%, 05/17/17	10,000	10,779
5.25%, 12/11/20	4,500	5,289
		16,068
Federal National Mortgage Association - 2.3% (w)
Federal National Mortgage Association, 0.00%, 10/09/19 - 03/23/28 (j)	34,000	29,983
Sovereign - 7.3%
Financing Corp. Fico Principal Strip, 0.00%, 11/30/17 - 04/05/19 (j)	22,800	22,070
Israel Government AID Bond, 0.00%, 09/15/19 - 11/01/21 (j)	30,000	27,048
Province of Saskatchewan Canada, 9.38%, 12/15/20	1,500	2,016
Residual Funding Corp. Principal Strip, 0.00%, 10/15/19 - 01/15/30 (j)	31,010	26,527
Residual Funding Strip Principal Only, 0.00%, 10/15/20 (j)	5,000	4,484
Tennessee Valley Authority Generic Strip, 0.00%, 01/15/21 - 07/15/37 (j)	20,487	15,176
		97,321
Treasury Inflation Index Securities - 6.4%
U.S. Treasury Inflation Indexed Note
0.13%, 07/15/24 (n)	19,929	19,385
2.00%, 01/15/26 (n)	6,175	7,066
2.38%, 01/15/27 (n)	2,358	2,811
1.38%, 02/15/44 (n)	52,282	55,285
		84,547
U.S. Treasury Securities - 26.5%
U.S. Treasury Bond
0.00%, 08/15/21 (j)	25,000	22,038
5.25%, 11/15/28 - 02/15/29	30,000	39,046
5.38%, 02/15/31	33,000	44,271
U.S. Treasury Note
2.00%, 04/30/16	25,000	25,348
4.63%, 02/15/17	22,000	23,444
2.75%, 05/31/17	100,000	104,023
4.75%, 08/15/17	17,000	18,450
3.38%, 11/15/19	25,000	26,967
2.63%, 08/15/20 - 11/15/20	45,000	47,005
		350,592
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 42.8%
Federal Home Loan Bank - 0.5%
Federal Home Loan Bank, 5.75%, 06/12/26	5,000	6,282
Federal Home Loan Mortgage Corp. - 17.6%
Federal Home Loan Mortgage Corp.
8.00%, 07/01/20	4	4
6.00%, 11/01/28	75	84
7.00%, 04/01/29 - 08/01/32	94	107
5.00%, 08/01/33 - 12/01/34	1,342	1,486
2.37%, 12/01/35 (i)	1,097	1,173
2.72%, 01/01/37 (i)	155	169
5.50%, 07/01/38	5,269	5,894
4.50%, 10/01/40	1,468	1,589
3.00%, 07/15/42	32,537	32,250
REMIC, 5.00%, 01/15/18 - 08/15/39	34,507	37,511
REMIC, 4.50%, 06/15/18 - 07/15/34	21,335	22,818
REMIC, 4.00%, 07/15/23 - 06/15/36	17,935	19,176
REMIC, 5.50%, 01/15/26 - 07/15/40	25,298	27,588
REMIC, 3.50%, 02/15/26 - 01/15/41	51,649	54,232
REMIC, 3.00%, 04/15/31 - 01/15/40	18,744	18,743
REMIC, 2.00%, 03/15/33	8,086	8,028
REMIC, 6.00%, 07/15/37	2,000	2,249
		233,101
Federal National Mortgage Association - 18.4%
Federal National Mortgage Association
12.00%, 01/15/16	—	—
5.00%, 02/01/19 - 11/01/40	23,585	26,416
11.50%, 09/01/19	—	—
10.50%, 08/01/20	1	1
3.27%, 01/01/22	9,449	9,917
4.00%, 02/01/25 - 09/01/25	5,421	5,794
6.50%, 03/01/26 - 03/01/36	357	420
7.00%, 05/01/26 - 01/01/30	16	17
8.00%, 11/01/29 - 03/01/31	56	63
6.00%, 02/01/31 - 12/01/36	8,121	9,368
7.50%, 02/01/31	6	6
5.50%, 02/01/35 - 10/01/36	5,093	5,797
REMIC, 5.00%, 05/25/18 - 09/25/39	18,137	19,523
REMIC, 4.00%, 01/25/19 - 05/25/38	67,998	72,293
REMIC, 4.50%, 04/25/23 - 12/25/40	28,667	30,535
REMIC, 2.59%, 12/25/24	8,199	7,988
REMIC, 3.50%, 01/25/32 - 07/25/33	10,397	10,683
REMIC, 5.50%, 12/25/34 - 11/25/35	3,706	4,129
REMIC, 0.00%, 04/25/36 (j)	1,934	1,771
REMIC, 6.00%, 02/25/37 - 12/25/49	3,304	3,716
REMIC, 11.17%, 02/25/40 (i)	25	30
REMIC, 7.50%, 12/25/41	5,236	5,926
REMIC, 3.00%, 01/25/42 - 04/25/42	23,506	23,876
REMIC, 5.75%, 06/25/42	1,313	1,427
REMIC, 4.68%, 06/25/43	3,496	3,755
REMIC, Interest Only, 6.36%, 10/25/27 (i)	413	2
		243,453
Government National Mortgage Association - 6.3%
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	1,356	1,576
REMIC, 4.00%, 09/16/24 - 11/20/38	18,523	19,992
REMIC, 6.50%, 06/20/28 - 06/16/31	1,846	2,102
REMIC, 5.50%, 03/20/33 - 02/16/38	7,275	8,150
REMIC, 6.00%, 12/16/33	2,221	2,578
REMIC, 3.00%, 04/20/39	5,513	5,710
REMIC, 4.50%, 06/20/39	8,548	9,358
REMIC, 5.00%, 05/20/40	12,414	14,232
REMIC, 0.72%, 07/20/63 (i)	17,791	17,858
REMIC, Interest Only, 6.22%, 05/16/38 (i)	3,273	599

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
REMIC, Interest Only, 5.94%, 07/20/41 (i)	11,162	1,937
		84,092
Total Government and Agency Obligations (cost $1,118,184)		1,162,562

SHORT TERM INVESTMENTS - 3.3%
Investment Companies - 3.3%
JNL Money Market Fund, 0.01% (a) (h)	43,635	43,635
Total Short Term Investments (cost $43,635)		43,635
Total Investments - 99.6% (cost $1,273,538)		1,318,417
Other Assets and Liabilities, Net - 0.4%		5,903
Total Net Assets - 100.0%		$1,324,320

Portfolio Composition:	Percentage of Total Investments
Government Securities	45.2%
U.S. Government Agency MBS	43.1
Non-U.S. Government Agency ABS	4.4
Financials	2.1
Industrials	0.4
Utilities	0.3
Consumer Discretionary	0.3
Energy	0.3
Health Care	0.2
Consumer Staples	0.2
Information Technology	0.1
Telecommunication Services	0.1
Short Term Investments	3.3
Total Investments	100.0%

JNL/Lazard Emerging Markets Fund *

	Shares/Par (t)	Value
COMMON STOCKS - 97.0%
ARGENTINA - 1.3%
YPF SA - ADR - Class D	604	$16,567

BRAZIL - 12.3%
AMBEV SA - ADR	2,992	18,249
Banco do Brasil SA	3,998	31,054
BB Seguridade Participacoes SA	1,638	18,036
Cielo SA	1,689	23,869
Cielo SA - ADR	419	5,930
Localiza Rent a Car SA	907	8,983
Souza Cruz SA	1,413	11,154
Other Securities		34,386
		151,661
CHINA - 17.4%
Baidu.com - ADR - Class A (c)	205	40,796
China Construction Bank Corp. - Class H	52,492	47,881
China Mobile Ltd. - ADR	485	31,067
China Shenhua Energy Co. Ltd. - Class H	4,594	10,461
CNOOC Ltd.	11,625	16,490
NetEase.com - ADR	198	28,723
Other Securities		38,912
		214,330
COLOMBIA - 0.4%
Other Securities		4,701

EGYPT - 1.3%
Commercial International Bank Egypt SAE - GDR	2,234	16,453

HONG KONG - 0.3%
Other Securities		3,948

HUNGARY - 1.0%
OTP Bank Plc	644	12,733

INDIA - 9.8%
Axis Bank Ltd.	3,553	31,146
Bajaj Auto Ltd.	288	11,501
HCL Technologies Ltd.	759	10,961
Hero Honda Motors Ltd.	267	10,583
Punjab National Bank	4,711	10,269
Tata Consultancy Services Ltd.	603	24,175
Other Securities		22,400
		121,035
INDONESIA - 6.2%
Astra International Tbk PT	18,545	9,816
Bank Mandiri Persero Tbk PT	23,896	17,963
Telekomunikasi Indonesia PT - ADR	599	26,012
United Tractors Tbk PT	6,948	10,596
Other Securities		11,726
		76,113
MACAU - 0.7%
Other Securities		8,809

MEXICO - 2.1%
Grupo Mexico SAB de CV	4,077	12,266
Kimberly-Clark de Mexico SAB de CV	4,773	10,322
Other Securities		3,626
		26,214
PAKISTAN - 1.7%
Other Securities		20,987

PERU - 0.3%
Other Securities		3,153

PHILIPPINES - 1.6%
Philippine Long Distance Telephone Co. - ADR	308	19,198

POLAND - 0.2%
Other Securities		2,703

RUSSIAN FEDERATION - 7.5%
Gazprom OAO - ADR	3,289	17,137
Lukoil OAO - ADR	223	9,812
Mobile Telesystems OJSC - ADR	1,466	14,341
Sberbank of Russia - ADR (e)	4,963	25,878
Other Securities		25,964
		93,132
SOUTH AFRICA - 7.0%
Shoprite Holdings Ltd.	1,051	14,978
Standard Bank Group Ltd.	1,006	13,232
Woolworths Holdings Ltd.	1,272	10,307
Other Securities		47,362
		85,879
SOUTH KOREA - 11.7%
Coway Co. Ltd.	122	9,986
Hanwha Life Insurance Co. Ltd.	1,907	13,556
Hyundai Mobis	56	10,579
KB Financial Group Inc.	362	11,952
KT&G Corp.	187	15,944
Samsung Electronics Co. Ltd.	31	35,549
Shinhan Financial Group Co. Ltd.	668	24,864
SK Hynix Inc.	575	21,807
		144,237
TAIWAN - 6.5%
Hon Hai Precision Industry Co. Ltd.	1,002	3,149
Hon Hai Precision Industry Co. Ltd. - GDR	1,629	11,143

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	3,229	14,687
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,642	37,294
Other Securities		14,115
		80,388
THAILAND - 1.9%
CP ALL PCL	7,252	9,914
Other Securities		13,610
		23,524
TURKEY - 5.1%
Akbank T.A.S.	3,944	11,401
KOC Holding A/S	1,767	8,169
KOC Holding A/S - ADR	201	4,686
Turkcell Iletisim Hizmetleri A/S	2,200	10,121
Turkcell Iletisim Hizmetleri A/S - ADR	332	3,809
Turkiye Is Bankasi SA - Class C	6,818	14,338
Other Securities		10,232
		62,756
UNITED KINGDOM - 0.5%
Other Securities		6,472

UNITED STATES OF AMERICA - 0.2%
Other Securities		2,344
Total Common Stocks (cost $1,263,404)		1,197,337

SHORT TERM INVESTMENTS - 2.8%
Investment Companies - 2.4%
JNL Money Market Fund, 0.01% (a) (h)	29,949	29,949
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	4,852	4,852
Total Short Term Investments (cost $34,801)		34,801
Total Investments - 99.8% (cost $1,298,205)		1,232,138
Other Assets and Liabilities, Net - 0.2%		2,225
Total Net Assets - 100.0%		$1,234,363

Portfolio Composition:	Percentage of Total Investments
Financials	28.8%
Information Technology	22.3
Telecommunication Services	9.7
Consumer Staples	9.2
Energy	8.4
Consumer Discretionary	8.0
Industrials	5.9
Materials	3.9
Health Care	0.5
Utilities	0.5
Short Term Investments	2.8
Total Investments	100.0%

JNL/Mellon Capital Emerging Markets Index Fund *

	Shares/Par (t)	Value
COMMON STOCKS - 92.5%
BRAZIL - 4.5%
AMBEV SA	1,172	$7,184
Banco Bradesco SA	183	1,636
BRF SA	160	3,389
Petroleo Brasileiro SA (c)	723	3,272
Vale SA	315	1,861
Other Securities		28,813
		46,155
CHILE - 1.1%
Other Securities		11,301

CHINA - 20.8%
Bank of China Ltd. - Class H	19,676	12,770
China Construction Bank Corp. - Class H	20,815	18,986
China Life Insurance Co. Ltd.	684	700
China Life Insurance Co. Ltd. - Class H	1,847	8,018
China Merchants Bank Co. Ltd. - Class H	1,126	3,270
China Mobile Ltd.	1,520	19,443
China Overseas Land & Investment Ltd.	970	3,416
China Petroleum & Chemical Corp. - Class H	6,228	5,344
CNOOC Ltd.	4,440	6,298
Industrial & Commercial Bank of China Ltd. - Class H	18,264	14,493
PetroChina Co. Ltd. - Class H	5,249	5,846
Ping An Insurance Group Co. of China Ltd. - Class H	647	8,725
Tencent Holdings Ltd.	1,275	25,488
Other Securities		78,072
		210,869
COLOMBIA - 0.4%
Other Securities		3,639

CZECH REPUBLIC - 0.2%
Other Securities		1,803

EGYPT - 0.2%
Other Securities		2,090

GREECE - 0.3%
Other Securities		2,859

HONG KONG - 3.4%
Other Securities		34,706

HUNGARY - 0.2%
Other Securities		2,077

INDIA - 7.5%
Housing Development Finance Corp.	366	7,446
Infosys Ltd.	450	6,996
Reliance Industries Ltd.	324	5,084
Tata Consultancy Services Ltd.	117	4,704
Other Securities		52,011
		76,241
INDONESIA - 2.3%
Other Securities		22,853

MALAYSIA - 3.0%
Other Securities		30,635

MEXICO - 3.6%
America Movil SAB de CV - Class L	8,134	8,694
Fomento Economico Mexicano SAB de CV	448	3,995
Grupo Financiero Banorte SAB de CV	608	3,344
Other Securities		20,806
		36,839
PERU - 0.3%
Other Securities		2,811

PHILIPPINES - 1.3%
Other Securities		13,149

POLAND - 1.4%
Other Securities		14,323

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
QATAR - 0.9%
Other Securities		9,355

RUSSIAN FEDERATION - 3.5%
Gazprom OAO	2,940	7,773
Lukoil OAO	127	5,689
Magnit OJSC - GDR	64	3,533
Sberbank of Russia	2,620	3,441
Other Securities		14,860
		35,296
SOUTH AFRICA - 7.7%
FirstRand Ltd.	820	3,593
MTN Group Ltd.	413	7,762
Naspers Ltd. - Class N	98	15,296
Sasol Ltd.	135	4,988
Standard Bank Group Ltd.	300	3,945
Steinhoff International Holdings Ltd.	577	3,649
Other Securities		38,663
		77,896
SOUTH KOREA - 13.2%
Amorepacific Corp.	8	2,958
AMOREPACIFIC Group	7	1,101
Hyundai Motor Co.	38	4,682
NHN Corp.	7	3,883
POSCO Inc.	17	3,494
Samsung Electronics Co. Ltd.	27	30,981
Shinhan Financial Group Co. Ltd.	104	3,889
SK Hynix Inc.	145	5,491
Other Securities		77,657
		134,136
TAIWAN - 12.2%
Cathay Financial Holding Co. Ltd.	1,994	3,481
Fubon Financial Holding Co. Ltd.	1,629	3,238
Hon Hai Precision Industry Co. Ltd.	3,302	10,375
MediaTek Inc.	372	5,088
Taiwan Semiconductor Manufacturing Co. Ltd.	6,090	27,699
Other Securities		74,185
		124,066
THAILAND - 2.2%
Other Securities		22,447

TURKEY - 1.4%
Other Securities		14,216

UNITED ARAB EMIRATES - 0.7%
Other Securities		7,303

UNITED KINGDOM - 0.1%
Other Securities		491

UNITED STATES OF AMERICA - 0.1%
Other Securities		1,162
Total Common Stocks (cost $943,961)		938,718

PREFERRED STOCKS - 4.6%
BRAZIL - 2.7%
Banco Bradesco SA	629	5,762
Itau Unibanco Holding SA	686	7,557
Petroleo Brasileiro SA (c)	980	4,014
Vale SA	465	2,341
Other Securities		8,274
		27,948
CHILE - 0.1%
Other Securities		594

COLOMBIA - 0.2%
Other Securities		2,058

MEXICO - 0.7%
Grupo Televisa SAB	599	4,650
Other Securities		2,875
		7,525
RUSSIAN FEDERATION - 0.2%
Other Securities		2,186

SOUTH KOREA - 0.7%
Hyundai Motor Co.	6	536
Hyundai Motor Co.	9	871
Samsung Electronics Co. Ltd.	5	4,556
Other Securities		720
		6,683
Total Preferred Stocks (cost $63,191)		46,994

CORPORATE BONDS AND NOTES - 0.0%
INDIA - 0.0%
Other Securities		68
Total Corporate Bonds and Notes (cost $1)		68

SHORT TERM INVESTMENTS - 3.3%
Investment Companies - 2.2%
JNL Money Market Fund, 0.01% (a) (h)	22,183	22,183
Securities Lending Collateral - 1.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	10,222	10,222
Treasury Securities - 0.1%
Other Securities		1,160
Total Short Term Investments (cost $33,565)		33,565
Total Investments - 100.4% (cost $1,040,718)		1,019,345
Other Assets and Liabilities, Net - (0.4%)		(4,075)
Total Net Assets - 100.0%		$1,015,270

Portfolio Composition:	Percentage of Total Investments
Financials	29.0%
Information Technology	17.1
Consumer Discretionary	8.8
Energy	7.8
Consumer Staples	7.7
Materials	7.1
Telecommunication Services	7.0
Industrials	6.7
Utilities	3.1
Health Care	2.4
Short Term Investments	3.3
Total Investments	100.0%

JNL/Mellon Capital European 30 Fund

	Shares/Par (t)	Value
COMMON STOCKS - 92.8%
BELGIUM - 3.1%
Colruyt SA	312	$14,004

DENMARK - 7.0%
A P Moller - Maersk A/S	7	13,162
Vestas Wind Systems A/S	371	18,498
		31,660

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
FRANCE - 21.6%
AXA SA	645	16,364
Compagnie Generale des Etablissements Michelin	163	17,188
Sanofi SA	162	16,027
SCOR SE	483	17,085
Societe Generale SA	351	16,488
Total SA	296	14,534
		97,686
GERMANY - 9.9%
Allianz SE	88	13,801
Bayerische Motoren Werke AG	140	15,281
Volkswagen AG	69	15,929
		45,011
ITALY - 3.1%
Snam Rete Gas SpA	2,995	14,254

NETHERLANDS - 2.4%
Delta Lloyd NV	656	10,774

SPAIN - 3.3%
Mapfre SA	4,334	14,980

SWEDEN - 3.5%
Nordea Bank AB	1,256	15,666

SWITZERLAND - 12.1%
Aryzta AG	187	9,221
Credit Suisse Group AG	584	16,105
Swisscom AG	28	15,612
Zurich Financial Services AG	46	13,995
		54,933
UNITED KINGDOM - 26.8%
Babcock International Group Plc	891	15,091
Centrica Plc	3,446	14,301
Fresnillo Plc	1,203	13,116
GlaxoSmithKline Plc	675	14,033
Imperial Tobacco Group Plc	331	15,964
Old Mutual Plc	5,056	16,004
Persimmon Plc	599	18,570
Scottish & Southern Energy Plc	584	14,084
		121,163
Total Common Stocks (cost $428,938)		420,131

PREFERRED STOCKS - 6.7%
GERMANY - 3.4%
Porsche Automobil Holding SE	184	15,510

SWITZERLAND - 3.3%
Lindt & Spruengli AG	3	14,853
Total Preferred Stocks (cost $30,142)		30,363

SHORT TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
JNL Money Market Fund, 0.01% (a) (h)	1,946	1,946
Total Short Term Investments (cost $1,946)		1,946
Total Investments - 99.9% (cost $461,026)		452,440
Other Assets and Liabilities, Net - 0.1%		264
Total Net Assets - 100.0%		$452,704

Portfolio Composition:	Percentage of Total Investments
Financials	33.4%
Consumer Discretionary	18.2
Consumer Staples	12.0
Industrials	10.3
Utilities	9.4
Health Care	6.7
Telecommunication Services	3.5
Energy	3.2
Materials	2.9
Short Term Investments	0.4
Total Investments	100.0%

JNL/Mellon Capital Pacific Rim 30 Fund

	Shares/Par (t)	Value
COMMON STOCKS - 99.4%
AUSTRALIA - 12.5%
AGL Energy Ltd.	667	$7,985
Asciano Group	1,500	7,689
Computershare Ltd.	765	6,893
QBE Insurance Group Ltd.	808	8,511
		31,078
CHINA - 1.5%
Cheung Kong Property Holdings Ltd. (c)	438	3,632

HONG KONG - 14.9%
BOC Hong Kong Holdings Ltd.	2,218	9,229
Cheung Kong Infrastructure Holdings Ltd.	1,004	7,794
CK Hutchison Holdings Ltd.	438	6,440
CLP Holdings Ltd.	864	7,343
First Pacific Co. Ltd.	7,368	6,216
		37,022
JAPAN - 53.7%
Daihatsu Motor Co. Ltd.	553	7,872
ITOCHU Corp.	689	9,100
Itochu Techno-Solutions Corp.	412	10,270
Marubeni Corp.	1,221	7,009
Mitsubishi Corp.	402	8,842
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,570	8,583
Mitsui & Co. Ltd.	548	7,447
Mizuho Financial Group Inc.	4,381	9,479
NHK Spring Co. Ltd.	838	9,224
Nippon Telegraph & Telephone Corp.	289	10,456
Nitori Co. Ltd.	135	11,031
Resona Holdings Inc.	1,412	7,700
Shimamura Co. Ltd.	85	8,945
Shinsei Bank Ltd.	4,173	8,410
Sumitomo Mitsui Financial Group Inc.	204	9,095
		133,463
NEW ZEALAND - 2.5%
Fletcher Building Ltd.	1,129	6,211

SINGAPORE - 14.3%
Jardine Cycle & Carriage Ltd.	241	5,914
Oversea-Chinese Banking Corp. Ltd.	950	7,175
Singapore Telecommunications Ltd.	2,534	7,909
United Overseas Bank Ltd.	410	7,022
Wilmar International Ltd.	3,044	7,409
		35,429
Total Common Stocks (cost $233,226)		246,835

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
RIGHTS - 0.1%
SINGAPORE - 0.1%
Jardine Cycle & Carriage Ltd. (c)	26	137
Total Rights (cost $0)		137

INVESTMENT COMPANIES - 0.6%
Vanguard MSCI Pacific ETF	25	1,541
Total Investment Companies (cost $1,562)		1,541
Total Investments - 100.1% (cost $234,788)		248,513
Other Assets and Liabilities, Net - (0.1%)		(236)
Total Net Assets - 100.0%		$248,277

Portfolio Composition:	Percentage of Total Investments
Financials	36.8%
Consumer Discretionary	17.3
Industrials	16.1
Utilities	9.3
Telecommunication Services	7.4
Information Technology	6.9
Consumer Staples	3.0
Materials	2.5
Rights	0.1
Investment Companies	0.6
Total Investments	100.0%

JNL/Mellon Capital S&P 500 Index Fund *

	Shares/Par (t)	Value
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 12.6%
Amazon.com Inc. (c)	89	$38,483
Comcast Corp. - Class A (e)	584	35,130
Home Depot Inc.	302	33,560
McDonald’s Corp.	222	21,107
Walt Disney Co. (e)	362	41,276
Other Securities		368,774
		538,330
CONSUMER STAPLES - 8.9%
Altria Group Inc.	455	22,256
Coca-Cola Co.	909	35,651
Coca-Cola Enterprises Inc.	51	2,226
CVS Health Corp.	262	27,473
PepsiCo Inc.	343	31,993
Philip Morris International Inc.	360	28,835
Procter & Gamble Co.	630	49,277
Wal-Mart Stores Inc.	365	25,895
Other Securities		156,587
		380,193
ENERGY - 7.7%
Chevron Corp.	437	42,123
Exxon Mobil Corp.	971	80,777
Schlumberger Ltd.	295	25,406
Other Securities		181,195
		329,501
FINANCIALS - 16.4%
Bank of America Corp.	2,433	41,407
Bank of New York Mellon Corp. (a)	262	10,994
Berkshire Hathaway Inc. - Class B (c)	423	57,640
Citigroup Inc.	705	38,917
JPMorgan Chase & Co.	863	58,450
Wells Fargo & Co.	1,088	61,193
Other Securities		429,524
		698,125
HEALTH CARE - 15.7%
AbbVie Inc. (e)	398	26,758
Allergan Plc (c)	91	27,645
Amgen Inc.	177	27,100
Biogen Inc. (c)	55	22,059
Bristol-Myers Squibb Co.	387	25,751
Celgene Corp. (c)	185	21,404
Gilead Sciences Inc.	342	39,997
Johnson & Johnson	643	62,708
Medtronic Plc	329	24,404
Merck & Co. Inc.	656	37,368
Pfizer Inc.	1,429	47,930
UnitedHealth Group Inc. (e)	220	26,891
Other Securities		279,278
		669,293
INDUSTRIALS - 10.1%
3M Co.	147	22,632
Boeing Co.	150	20,747
General Electric Co.	2,340	62,161
United Technologies Corp.	191	21,178
Other Securities		304,648
		431,366
INFORMATION TECHNOLOGY - 19.5%
Apple Inc.	1,339	167,948
Cisco Systems Inc.	1,180	32,413
Facebook Inc. - Class A (c)	489	41,936
Google Inc. - Class A (c)	66	35,884
Google Inc. - Class C (c)	67	34,689
Intel Corp.	1,101	33,500
International Business Machines Corp.	213	34,576
MasterCard Inc. - Class A	225	21,076
Microsoft Corp.	1,881	83,035
Oracle Corp.	741	29,870
QUALCOMM Inc.	379	23,720
Visa Inc. - Class A (e)	448	30,113
Other Securities		265,266
		834,026
MATERIALS - 3.2%
Other Securities		137,202

TELECOMMUNICATION SERVICES - 2.2%
AT&T Inc. (e)	1,206	42,829
Verizon Communications Inc.	949	44,215
Other Securities		8,796
		95,840
UTILITIES - 2.9%
Other Securities		121,749
Total Common Stocks (cost $3,102,810)		4,235,625

SHORT TERM INVESTMENTS - 6.2%
Investment Companies - 1.6%
JNL Money Market Fund, 0.01% (a) (h)	67,404	67,404
Securities Lending Collateral - 4.5%
Repurchase Agreement with MLP, 0.37% (collateralized by various publicly traded domestic equities with a value of $126,500) acquired on 06/01/15, due 08/31/15 at $115,108 (q)	$115,000	115,000

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Repurchase Agreement with MSC, 0.35% (Collateralized by various publicly traded domestic equities with a value of $66,024) acquired on 06/30/15, due 09/30/15 at $60,054 (q)	60,000	60,000
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	17,729	17,729
		192,729
Treasury Securities - 0.1%
Other Securities		3,795
Total Short Term Investments (cost $263,928)		263,928

Total Investments - 105.4% (cost $3,366,738)		4,499,553
Other Assets and Liabilities, Net - (5.4%)		(229,671)
Total Net Assets - 100.0%		$4,269,882

Portfolio Composition:	Percentage of Total Investments
Information Technology	18.5%
Financials	15.5
Health Care	14.9
Consumer Discretionary	12.0
Industrials	9.6
Consumer Staples	8.5
Energy	7.3
Materials	3.0
Utilities	2.7
Telecommunication Services	2.1
Short Term Investments	5.9
Total Investments	100.0%

JNL/Mellon Capital S&P 400 MidCap Index Fund *

	Shares/Par (t)	Value
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 14.1%
Advance Auto Parts Inc.	92	$14,678
Foot Locker Inc.	177	11,831
Jarden Corp. (c)	226	11,695
LKQ Corp. (c)	383	11,581
Polaris Industries Inc.	77	11,381
Signet Jewelers Ltd.	101	12,954
Williams-Sonoma Inc.	108	8,867
Other Securities		211,181
		294,168
CONSUMER STAPLES - 4.1%
Church & Dwight Co. Inc.	164	13,346
Energizer Holdings Inc.	78	10,293
Hain Celestial Group Inc. (c)	129	8,519
WhiteWave Foods Co. - Class A (c)	220	10,737
Other Securities		41,802
		84,697
ENERGY - 4.5%
Dresser-Rand Group Inc. (c)	97	8,220
HollyFrontier Corp.	247	10,540
Other Securities		76,278
		95,038
FINANCIALS - 23.1%
Alleghany Corp. (c)	20	9,447
Arthur J Gallagher & Co.	212	10,013
Everest Re Group Ltd.	56	10,242
Extra Space Storage Inc.	139	9,080
Federal Realty Investment Trust	86	11,079
HCC Insurance Holdings Inc.	121	9,333
Jones Lang LaSalle Inc.	56	9,653
MSCI Inc. - Class A	141	8,708
New York Community Bancorp Inc. (e)	557	10,243
Raymond James Financial Inc.	161	9,616
Signature Bank (c)	64	9,381
SVB Financial Group (c)	65	9,301
UDR Inc.	326	10,439
Other Securities		353,833
		480,368
HEALTH CARE - 9.0%
Centene Corp. (c)	150	12,031
Community Health Systems Inc. (c)	149	9,370
Cooper Cos. Inc.	61	10,902
Hologic Inc. (c)	307	11,674
MEDNAX Inc. (c)	118	8,758
Mettler-Toledo International Inc. (c)	35	12,097
Omnicare Inc.	122	11,526
ResMed Inc. (e)	177	9,981
United Therapeutics Corp. (c)	59	10,224
Other Securities		91,290
		187,853
INDUSTRIALS - 15.1%
Acuity Brands Inc.	55	9,828
Alaska Air Group Inc.	164	10,542
Fortune Brands Home & Security Inc.	200	9,154
Manpower Inc.	99	8,811
Towers Watson & Co. - Class A	88	11,023
Wabtec Corp.	121	11,436
Other Securities		253,007
		313,801
INFORMATION TECHNOLOGY - 15.9%
Ansys Inc. (c)	113	10,343
CDK Global Inc.	203	10,936
Gartner Inc. - Class A (c)	105	8,984
Global Payments Inc.	84	8,734
SunEdison Inc. (c) (e)	367	10,992
Synopsys Inc. (c)	196	9,903
Other Securities		270,352
		330,244
MATERIALS - 6.7%
Ashland Inc.	79	9,574
RPM International Inc.	168	8,245
Other Securities		122,378
		140,197
TELECOMMUNICATION SERVICES - 0.2%
Other Securities		3,734

UTILITIES - 4.3%
Alliant Energy Corp.	142	8,219
Other Securities		81,273
		89,492

Total Common Stocks (cost $1,606,422)		2,019,592

SHORT TERM INVESTMENTS - 8.0%
Investment Companies - 3.2%
JNL Money Market Fund, 0.01% (a) (h)	65,640	65,640

Securities Lending Collateral - 4.7%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	97,892	97,892

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Treasury Securities - 0.1%
Other Securities		3,180
Total Short Term Investments (cost $166,712)		166,712

Total Investments - 105.0% (cost $1,773,134)		2,186,304
Other Assets and Liabilities, Net - (5.0%)		(104,854)
Total Net Assets - 100.0%		$2,081,450

Portfolio Composition:	Percentage of Total Investments
Financials	22.0%
Information Technology	15.1
Industrials	14.3
Consumer Discretionary	13.5
Health Care	8.6
Materials	6.4
Energy	4.3
Utilities	4.1
Consumer Staples	3.9
Telecommunication Services	0.2
Short Term Investments	7.6
Total Investments	100.0%

JNL/Mellon Capital Small Cap Index Fund *

	Shares/Par (t)	Value
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 14.7%
Burlington Stores Inc. (c)	71	$3,652
Houghton Mifflin Harcourt Co. (c)	134	3,386
Tenneco Inc. (c)	61	3,518
Vail Resorts Inc.	36	3,962
Other Securities		266,853
		281,371
CONSUMER STAPLES - 3.1%
Casey’s General Stores Inc.	39	3,712
TreeHouse Foods Inc. (c)	43	3,465
Other Securities		51,534
		58,711
ENERGY - 3.7%
SemGroup Corp. - Class A	44	3,478
Other Securities		67,596
		71,074
FINANCIALS - 23.9%
Bank of the Ozarks Inc.	78	3,583
CNO Financial Group Inc.	197	3,618
CubeSmart	166	3,841
First American Financial Corp.	108	4,024
FirstMerit Corp.	166	3,448
Highwoods Properties Inc.	94	3,774
Investors Bancorp Inc.	349	4,291
LaSalle Hotel Properties	113	3,997
MarketAxess Holdings Inc.	37	3,459
MGIC Investment Corp. (c)	339	3,858
Prosperity Bancshares Inc.	70	4,037
Radian Group Inc.	191	3,585
RLJ Lodging Trust	132	3,928
Stifel Financial Corp. (c)	69	3,961
Umpqua Holdings Corp.	216	3,880
Webster Financial Corp.	91	3,584
Other Securities		396,736
		457,604
HEALTH CARE - 15.5%
Cepheid Inc. (c)	72	4,375
Dyax Corp. (c)	145	3,851
HealthSouth Corp.	92	4,252
Neurocrine Biosciences Inc. (c)	85	4,071
PAREXEL International Corp. (c)	55	3,550
STERIS Corp.	60	3,841
Team Health Holdings Inc. (c)	72	4,691
Ultragenyx Pharmaceutical Inc. (c)	34	3,467
WellCare Health Plans Inc. (c)	44	3,730
West Pharmaceutical Services Inc.	72	4,168
Other Securities		257,852
		297,848
INDUSTRIALS - 12.7%
Belden Inc.	43	3,464
Curtiss-Wright Corp.	48	3,443
Teledyne Technologies Inc. (c)	35	3,718
Woodward Governor Co.	65	3,590
Other Securities		230,458
		244,673
INFORMATION TECHNOLOGY - 16.4%
Aspen Technology Inc. (c)	85	3,885
Cavium Inc. (c)	55	3,810
Dealertrack Technologies Inc. (c)	55	3,430
EPAM Systems Inc. (c)	48	3,398
FEI Co.	42	3,445
Guidance Software Inc. (c) (e)	17	145
Guidewire Software Inc. (c)	70	3,701
Manhattan Associates Inc. (c)	74	4,402
MAXIMUS Inc.	66	4,332
Tyler Technologies Inc. (c)	34	4,345
Verint Systems Inc. (c)	61	3,716
Other Securities		275,509
		314,118
MATERIALS - 4.0%
Berry Plastics Group Inc. (c)	117	3,783
PolyOne Corp.	89	3,488
Other Securities		69,780
		77,051
TELECOMMUNICATION SERVICES - 0.8%
Other Securities		15,964

UTILITIES - 3.2%
Dynegy Inc. (c)	129	3,764
Other Securities		57,458
		61,222
Total Common Stocks (cost $1,503,731)		1,879,636
RIGHTS - 0.0%
Other Securities		75
Total Rights (cost $74)		75
WARRANTS - 0.0%
Other Securities		—
Total Warrants (cost $0)		—
OTHER EQUITY INTERESTS - 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
SHORT TERM INVESTMENTS - 14.5%
Investment Companies - 2.4%
JNL Money Market Fund, 0.01% (a) (h)	45,481	45,481

Securities Lending Collateral - 12.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	230,749	230,749

Treasury Securities - 0.1%
Other Securities		2,175
Total Short Term Investments (cost $278,405)		278,405

Total Investments - 112.5% (cost $1,782,210)		2,158,116
Other Assets and Liabilities, Net - (12.5%)		(240,121)
Total Net Assets - 100.0%		$1,917,995

Portfolio Composition:	Percentage of Total Investments
Financials	21.2%
Information Technology	14.6
Health Care	13.8
Consumer Discretionary	13.0
Industrials	11.3
Materials	3.6
Energy	3.3
Utilities	2.8
Consumer Staples	2.7
Telecommunication Services	0.8
Short Term Investments	12.9
Total Investments	100.0%

JNL/Mellon Capital International Index Fund *

	Shares/Par (t)	Value
COMMON STOCKS - 97.4%
AUSTRALIA - 6.7%
Australia & New Zealand Banking Group Ltd.	489	$12,147
BHP Billiton Ltd.	570	11,630
Commonwealth Bank of Australia	288	18,860
National Australia Bank Ltd.	462	11,870
Rio Tinto Ltd.	78	3,224
Westpac Banking Corp.	552	13,655
Other Securities		86,227
		157,613
AUSTRIA - 0.2%
Other Securities		4,063

BELGIUM - 1.3%
Anheuser-Busch InBev NV	143	17,169
Other Securities		12,937
		30,106
CHINA - 0.2%
Other Securities		3,969

DENMARK - 1.6%
Novo Nordisk A/S	337	18,479
Other Securities		20,099
		38,578
FINLAND - 0.8%
Other Securities		18,724

FRANCE - 9.0%
AXA SA	345	8,747
BNP Paribas	188	11,415
Sanofi SA	210	20,776
Total SA	380	18,623
Other Securities		153,559
		213,120
GERMANY - 8.1%
Allianz SE	81	12,652
BASF SE	163	14,342
Bayer AG	147	20,537
Daimler AG	171	15,563
Deutsche Telekom AG	564	9,725
SAP AG	174	12,163
Siemens AG	141	14,236
Other Securities		91,713
		190,931
HONG KONG - 3.1%
AIA Group Ltd.	2,138	13,979
Other Securities		58,233
		72,212
IRELAND - 0.4%
Other Securities		9,304

ISRAEL - 0.6%
Teva Pharmaceutical Industries Ltd.	153	9,054
Other Securities		4,671
		13,725
ITALY - 2.2%
Other Securities		51,637

JAPAN - 22.4%
Honda Motor Co. Ltd.	290	9,363
Mitsubishi UFJ Financial Group Inc.	2,263	16,278
Mizuho Financial Group Inc.	4,123	8,922
Sanrio Co. Ltd. (e)	10	274
SoftBank Corp.	171	10,055
Sumitomo Mitsui Financial Group Inc.	226	10,066
Toyota Motor Corp.	485	32,434
Other Securities		439,870
		527,262
JERSEY - 0.0%
Other Securities		1,027

LUXEMBOURG - 0.2%
Other Securities		4,459

MACAU - 0.1%
Other Securities		1,924

MALTA - 0.0%
Other Securities		—

NETHERLANDS - 4.4%
ING Groep NV - CVA	685	11,381
Royal Dutch Shell Plc - Class A	689	19,474
Royal Dutch Shell Plc - Class B	433	12,334
Unilever NV - CVA	289	12,093
Other Securities		48,931
		104,213
NEW ZEALAND - 0.1%
Other Securities		3,003

NORWAY - 0.6%
Other Securities		14,420

PORTUGAL - 0.1%
Other Securities		3,360

SINGAPORE - 1.4%
Other Securities		32,676

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
SPAIN - 3.4%
Banco Bilbao Vizcaya Argentaria SA	1,123	11,066
Banco de Sabadell SA (e)	877	2,123
Banco Santander SA	2,552	17,949
Telefonica SA (e)	795	11,325
Other Securities		37,940
		80,403
SWEDEN - 2.9%
Other Securities		67,204

SWITZERLAND - 9.4%
Nestle SA	571	41,228
Novartis AG	408	40,093
Roche Holding AG	125	34,912
UBS Group AG	648	13,755
Other Securities		90,727
		220,715
UNITED KINGDOM - 18.2%
AstraZeneca Plc	224	14,184
Barclays Plc	2,922	11,977
BG Group Plc	606	10,099
BHP Billiton Plc	376	7,384
BP Plc	3,235	21,467
British American Tobacco Plc	331	17,804
BT Group Plc	1,479	10,474
Diageo Plc	446	12,926
GlaxoSmithKline Plc	862	17,927
HSBC Holdings Plc	3,402	30,459
Lloyds Banking Group Plc	10,136	13,604
Prudential plc (a)	456	10,986
Reckitt Benckiser Group Plc	115	9,908
Rio Tinto Plc	226	9,300
SABMiller Plc	172	8,920
Unilever Plc	228	9,792
Vodafone Group Plc	4,703	17,157
Other Securities		194,406
		428,774

Total Common Stocks (cost $2,030,536)		2,293,422

PREFERRED STOCKS - 0.8%
GERMANY - 0.6%
Other Securities		13,806
ITALY - 0.1%
Other Securities		1,564

SWITZERLAND - 0.1%
Other Securities		2,208
Total Preferred Stocks (cost $13,102)		17,578

RIGHTS - 0.0%
AUSTRALIA - 0.0%
Other Securities		—

SINGAPORE - 0.0%
Other Securities		10

SPAIN - 0.0%
Other Securities		110
Total Rights (cost $122)		120

OTHER EQUITY INTERESTS - 0.0%
AUSTRIA - 0.0%
Other Securities		—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 4.4%
Investment Companies - 2.1%
JNL Money Market Fund, 0.01% (a) (h)	50,407	50,407
Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	49,352	49,352
Treasury Securities - 0.2%
Other Securities		3,675
Total Short Term Investments (cost $103,434)		103,434

Total Investments - 102.6% (cost $2,147,194)		2,414,554
Other Assets and Liabilities, Net - (2.6%)		(60,493)
Total Net Assets - 100.0%		$2,354,061

Portfolio Composition:	Percentage of Total Investments
Financials	25.4%
Consumer Discretionary	12.5
Industrials	12.0
Health Care	10.7
Consumer Staples	10.3
Materials	7.2
Energy	4.9
Telecommunication Services	4.7
Information Technology	4.6
Utilities	3.4
Short Term Investments	4.3
Total Investments	100.0%

JNL/Mellon Capital Bond Index Fund *

	Shares/Par (t)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.5%
CarMax Auto Owner Trust, 0.80%, 07/16/18	$800	$800
Citibank Credit Card Issuance Trust
5.30%, 03/15/16	900	929
1.73%, 04/09/18	1,000	1,007
2.88%, 01/21/21	300	309
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC
5.62%, 10/15/48	181	187
5.32%, 12/11/49	600	625
COMM Mortgage Trust REMIC
2.84%, 03/10/19	400	410
4.26%, 09/10/23	650	704
Commercial Mortgage Pass-Through Certificates REMIC
3.15%, 01/10/19	145	151
5.54%, 01/15/49 (i)	500	527
Commercial Mortgage Trust REMIC
3.08% - 3.97%, 04/10/24 - 12/10/24	1,900	1,927
3.18%, 01/10/25	1,000	989
Credit Suisse Mortgage Capital Certificates REMIC, 5.38%, 02/15/40	203	213
Ford Credit Auto Lease Trust, 0.89%, 09/15/17	1,000	1,001
GS Mortgage Securities Trust REMIC
3.48%, 11/10/21	750	781
5.56%, 11/10/39	361	374

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
JPMBB Commercial Mortgage Securities Trust, 4.13%, 04/15/19 - 09/15/23	1,139	1,177
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.42%, 02/15/17	233	244
5.88%, 04/12/17 (i)	199	212
4.94%, 08/15/42 (i)	28	28
LB-UBS Commercial Mortgage Trust REMIC
5.42%, 01/15/17	315	331
5.66%, 03/15/39 (i)	49	50
5.87%, 09/15/45 (i)	748	809
Merrill Lynch Mortgage Trust REMIC, 5.74%, 08/12/43 (i)	214	220
Morgan Stanley Bank of America Merrill Lynch Trust, 3.74%, 08/15/18 - 07/15/24	1,250	1,282
Morgan Stanley Capital I Trust REMIC
5.86%, 03/12/17 (i)	1,400	1,402
5.33%, 11/12/41	220	228
Wells Fargo-RBS Commercial Mortgage Trust REMIC
2.03%, 02/16/18	500	505
2.87% - 3.68%, 11/15/18 - 07/15/24	1,360	1,391
Other Securities		6,731

Total Non-U.S. Government Agency Asset- Backed Securities (cost $25,364)		25,544

CORPORATE BONDS AND NOTES - 24.8%
CONSUMER DISCRETIONARY - 1.9%
Target Corp.
5.88%, 07/15/16	250	263
2.30%, 06/26/19 (e)	200	203
6.50%, 10/15/37	500	638
Other Securities		18,743
		19,847
CONSUMER STAPLES - 1.6%
Anheuser-Busch Cos. Inc., 6.45%, 09/01/37	500	615
Diageo Capital Plc
1.13%, 04/29/18	750	740
4.83%, 07/15/20	100	111
Pepsi Bottling Group Inc., 7.00%, 03/01/29	575	773
Procter & Gamble Co.
2.30%, 02/06/22	500	495
6.45%, 01/15/26	500	637
5.55%, 03/05/37	100	120
Other Securities		13,127
		16,618
ENERGY - 3.2%
ConocoPhillips Co.
6.65%, 07/15/18	75	86
6.00%, 01/15/20	650	752
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	255
Kinder Morgan Energy Partners LP
9.00%, 02/01/19	500	600
3.50%, 09/01/23	300	279
5.00% - 5.40%, 03/01/43 - 09/01/44	550	487
National Oilwell Varco Inc., 2.60%, 12/01/22	750	715
Noble Energy Inc., 3.90%, 11/15/24	750	738
Petroleos Mexicanos
6.00%, 03/05/20 (e)	500	559
5.50%, 01/21/21	700	759
5.50% - 5.63%, 06/27/44 - 01/23/46 (r)	600	557
5.50%, 06/27/44	250	230
Total Capital International SA
1.00%, 01/10/17	145	145
2.10%, 06/19/19	750	754
Other Securities		25,767
		32,683
FINANCIALS - 8.4%
Bank of America Corp.
1.35% - 6.50%, 08/01/16 - 05/01/18	2,000	2,085
2.25% - 5.49%, 01/15/19 - 01/22/25	1,570	1,626
4.20%, 08/26/24	750	747
5.88%, 02/07/42	300	345
Bank of America NA, 6.00%, 10/15/36	250	296
Citigroup Inc.
1.55% - 6.00%, 08/14/17 - 04/27/18	1,100	1,118
4.05% - 8.50%, 05/22/19 - 07/30/22	1,500	1,646
2.40%, 02/18/20 (e)	350	346
5.50% - 5.88%, 09/13/25 - 01/30/42	789	894
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20 (r)	1,000	987
4.88%, 05/15/45 (r)	250	240
General Electric Capital Corp.
1.25% - 5.63%, 05/15/17 - 09/15/17	850	882
5.50%, 01/08/20	700	793
2.20% - 3.45%, 01/09/20 - 05/15/24	600	604
4.38%, 09/16/20	550	598
6.88%, 01/10/39	600	803
6.37%, 11/15/67 (i)	300	323
Goldman Sachs Group Inc.
5.75% - 6.25%, 10/01/16 - 04/01/18	1,350	1,474
2.55% - 5.38%, 10/23/19 - 07/27/21	1,150	1,250
2.60%, 04/23/20 (e)	250	249
6.75%, 10/01/37	650	761
6.25%, 02/01/41	400	472
HSBC Finance Corp., 6.68%, 01/15/21	300	347
HSBC Holdings Plc
4.25% - 5.10%, 04/05/21 - 03/14/24	400	429
7.63%, 05/17/32	650	823
6.10%, 01/14/42	300	364
HSBC USA Inc., 1.50%, 11/13/17	250	249
JPMorgan Chase & Co.
1.35%, 02/15/17	500	500
6.00%, 01/15/18	750	826
3.13% - 6.30%, 04/23/19 - 01/23/25	1,555	1,605
4.40%, 07/22/20	600	646
5.60%, 07/15/41	500	565
JPMorgan Chase Bank NA, 6.00%, 10/01/17	500	545
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	550	621
MetLife Inc.
7.72%, 02/15/19 (e)	500	596
3.60%, 04/10/24	250	252
5.70% - 6.40%, 06/15/35 - 02/06/41	500	578
Mid-America Apartments LP, 4.30%, 10/15/23	200	207
Morgan Stanley
5.75% - 6.63%, 10/18/16 - 04/01/18	910	994
2.80% - 5.75%, 06/16/20 - 10/23/24	1,000	1,057
6.25% - 6.38%, 08/09/26 - 07/24/42	500	607
4.35%, 09/08/26	650	638
PNC Funding Corp., 6.70%, 06/10/19	500	583
Wells Fargo & Co.
1.25%, 07/20/16	690	693
1.50%, 01/16/18	500	499
3.00% - 4.60%, 04/01/21 - 02/19/25	1,140	1,195
4.10% - 5.38%, 06/03/26 - 11/02/43	700	747
5.61%, 01/15/44	750	820
Other Securities		50,511
		86,036
HEALTH CARE - 2.4%
Becton Dickinson and Co.
1.80%, 12/15/17	350	350

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
3.25%, 11/12/20	850	872
UnitedHealth Group Inc.
1.40%, 10/15/17	750	751
6.00%, 02/15/18	150	167
4.70%, 02/15/21	400	441
5.80%, 03/15/36	150	174
Other Securities		21,677
		24,432
INDUSTRIALS - 1.5%
General Electric Co.
5.25%, 12/06/17	600	653
2.70%, 10/09/22	250	244
Other Securities		15,098
		15,995
INFORMATION TECHNOLOGY - 1.6%
Apple Inc.
1.05%, 05/05/17	250	251
2.85% - 3.45%, 05/06/21 - 05/06/24	700	711
2.40%, 05/03/23	650	621
4.38%, 05/13/45	400	393
International Business Machines Corp.
5.70%, 09/14/17	600	658
1.13%, 02/06/18	350	348
1.63%, 05/15/20	300	291
4.00% - 7.00%, 10/30/25 - 06/20/42	400	438
Microsoft Corp.
0.88%, 11/15/17 (e)	500	499
3.00%, 10/01/20 (e)	300	312
2.38%, 02/12/22	200	196
3.50% - 5.30%, 02/12/35 - 02/08/41	300	316
Other Securities		11,072
		16,106
MATERIALS - 1.1%
LYB International Finance BV, 5.25%, 07/15/43	750	761
Other Securities		11,010
		11,771
TELECOMMUNICATION SERVICES - 1.3%
AT&T Inc.
2.40%, 08/15/16	600	608
2.30%, 03/11/19 (e)	500	500
2.45% - 3.40%, 06/30/20 - 05/15/25	500	482
4.35% - 6.50%, 05/15/35 - 05/15/46	1,300	1,264
Pacific Bell Telephone Co., 7.13%, 03/15/26	500	610
Verizon Communications Inc.
1.35%, 06/09/17	500	499
2.45% - 5.15%, 09/15/20 - 09/15/23	1,350	1,360
5.01% - 6.90%, 09/15/33 - 08/21/54	950	1,032
6.00%, 04/01/41	600	658
6.55%, 09/15/43	600	701
4.67%, 03/15/55 (r)	500	433
Other Securities		4,837
		12,984
UTILITIES - 1.8%
MidAmerican Energy Holdings Co., 6.50%, 09/15/37	500	612
Other Securities		17,694
		18,306

Total Corporate Bonds and Notes (cost $252,109)		254,778

GOVERNMENT AND AGENCY OBLIGATIONS - 72.3%
GOVERNMENT SECURITIES - 42.7%
Federal Farm Credit Bank - 0.0% (w)
Other Securities		450
Federal Home Loan Bank - 0.5% (w)
Federal Home Loan Bank, 2.00%, 09/14/18	655	670
Other Securities		4,345
		5,015
Federal Home Loan Mortgage Corp. - 0.9% (w)
Federal Home Loan Mortgage Corp.
0.88% - 5.13%, 10/18/16 - 06/12/18	3,270	3,309
5.13% - 5.50%, 08/23/17 - 11/17/17 (e)	1,150	1,265
1.25% - 3.75%, 03/27/19 - 01/13/22	3,280	3,318
3.06% - 6.75%, 06/14/28 - 07/15/32	900	1,203
		9,095
Federal National Mortgage Association - 1.1% (w)
Federal National Mortgage Association
0.88% - 1.25%, 01/30/17 - 04/30/18	6,050	6,048
0.00%, 06/01/17 (j)	85	84
0.88%, 05/21/18 (e)	1,000	994
1.55% - 2.63%, 09/12/19 - 09/06/24	1,450	1,451
0.00%, 10/09/19 (j)	680	621
6.00% - 7.25%, 05/15/30 - 04/18/36	1,471	2,007
		11,205
Municipals - 0.9%
Other Securities		9,288

Sovereign - 4.1%
Other Securities		41,757

U.S. Treasury Securities - 35.2%
U.S. Treasury Bond
7.50% - 8.75%, 11/15/16 - 05/15/17	824	938
7.25% - 8.50%, 08/15/19 - 08/15/22 (g)	3,000	3,928
6.25% - 8.13%, 08/15/21 - 08/15/23	2,190	2,937
6.88%, 08/15/25 (e)	870	1,229
2.75% - 6.25%, 08/15/28 - 05/15/45	20,888	23,594
2.50% - 4.25%, 05/15/39 - 02/15/45 (g)	5,034	5,375
3.63%, 08/15/43	2,570	2,814
3.75%, 11/15/43	2,375	2,659
3.63%, 02/15/44	2,245	2,457
3.38%, 05/15/44	2,940	3,073
3.13%, 08/15/44	2,555	2,547
3.00%, 11/15/44	3,365	3,276
U.S. Treasury Note
0.38% - 4.63%, 07/31/16 - 05/31/18	97,732	99,303
4.88%, 08/15/16	2,307	2,422
0.88%, 09/15/16	2,540	2,554
0.88%, 01/31/17	3,075	3,091
0.88%, 04/15/17	2,505	2,517
0.88%, 04/30/17	2,387	2,398
0.88%, 05/15/17 (g)	4,056	4,074
0.63%, 05/31/17	2,700	2,699
0.88%, 06/15/17 (g)	2,505	2,516
0.63% - 1.13%, 06/30/17 - 06/15/18 (g)	3,050	3,060
4.75%, 08/15/17 (e)	1,540	1,671
1.88%, 08/31/17	2,481	2,543
0.63%, 09/30/17	2,650	2,642
1.00%, 05/15/18 (e) (g)	650	650
1.00%, 05/31/18	2,500	2,499
1.00% - 3.75%, 06/30/18 - 08/15/23	89,739	90,545
1.50% - 4.00%, 08/15/18 - 05/15/25 (g)	8,450	8,523
1.25%, 10/31/18	2,730	2,737
1.50%, 02/28/19	3,025	3,048
1.63%, 06/30/19	2,570	2,592
1.63%, 07/31/19 (g)	2,600	2,621
3.63%, 08/15/19	2,250	2,447
1.75%, 09/30/19	2,400	2,427
3.38%, 11/15/19	2,570	2,772
1.25%, 01/31/20 (e)	2,000	1,972
3.63%, 02/15/20	3,565	3,890
2.25%, 07/31/21	4,300	4,377
2.13%, 08/15/21	3,090	3,122

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
2.00%, 08/31/21	4,500	4,511
2.13%, 09/30/21	3,510	3,542
1.75%, 03/31/22	2,500	2,452
1.75%, 04/30/22	2,550	2,500
1.88%, 05/31/22	2,500	2,470
2.00%, 02/15/23	2,777	2,743
1.75%, 05/15/23	2,710	2,619
2.75%, 11/15/23	2,507	2,603
2.75%, 02/15/24	3,075	3,188
2.50%, 05/15/24 (g)	3,580	3,637
2.38%, 08/15/24 (g)	3,335	3,348
2.25%, 11/15/24	4,025	3,994
2.00%, 02/15/25	3,895	3,779
		361,925
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 29.6%
Federal Home Loan Bank - 0.3%
Other Securities		2,605
Federal Home Loan Mortgage Corp. - 8.3%
Federal Home Loan Mortgage Corp.
1.00% - 7.00%, 08/01/15 - 06/01/18	2,794	2,833
3.50% - 5.00%, 11/01/18 - 02/01/25	1,452	1,540
2.00% - 6.50%, 09/01/25 - 06/01/45	60,300	63,257
2.50% - 4.50%, 07/15/30 - 07/15/45, TBA (g)	6,550	6,728
6.25%, 01/01/37 (i)	14	15
3.50%, 07/15/45, TBA (g)	5,850	6,006
REMIC, 2.08% - 3.87%, 07/25/19 - 02/25/23	2,594	2,731
REMIC, 3.06% - 4.19%, 12/25/20 - 07/25/23 (i)	1,650	1,744
		84,854
Federal National Mortgage Association - 13.0%
Federal National Mortgage Association
1.25% - 6.50%, 04/01/16 - 06/01/18	740	754
2.50% - 6.00%, 07/01/18 - 06/01/25	2,733	2,887
1.50%, 06/22/20 (e)	500	494
2.00% - 7.50%, 09/01/25 - 02/01/45	96,370	101,450
2.50%, 07/15/30, TBA (g)	2,700	2,728
2.50% - 4.50%, 07/15/30 - 08/15/45, TBA (g)	2,550	2,632
2.12% - 3.55%, 05/01/35 - 11/01/4 (i)	1,447	1,512
3.00%, 08/01/43	2,359	2,355
3.00%, 07/15/45, TBA (g)	4,600	4,572
3.50%, 07/15/45, TBA (g)	7,500	7,714
4.00%, 07/15/45, TBA (g)	5,225	5,529
REMIC, 2.59% - 3.46%, 04/25/23 - 01/25/24 (i)	1,055	1,070
		133,697
Government National Mortgage Association - 8.0%
Government National Mortgage Association
4.00%, 12/15/24	195	207
2.50% - 8.50%, 04/20/26 - 04/20/45	57,120	60,759
3.00% - 3.50%, 07/20/40 - 07/20/42 (i)	1,443	1,502
4.00%, 11/20/41	2,484	2,656
2.50% - 4.50%, 07/15/45 - 08/15/45, TBA (g)	2,600	2,698
3.00%, 07/15/45, TBA (g)	4,250	4,282
3.50%, 07/15/45, TBA (g)	7,400	7,666
4.00%, 07/15/45, TBA (g)	2,700	2,858
		82,628

Total Government and Agency Obligations (cost $736,074)		742,519

SHORT TERM INVESTMENTS - 7.8%
Investment Companies - 5.4%
JNL Money Market Fund, 0.01% (a) (h)	55,599	55,599

Securities Lending Collateral - 2.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	24,207	24,207
Total Short Term Investments (cost $79,806)		79,806

Total Investments - 107.4% (cost $1,093,352)		1,102,647
Total Forward Sales Commitments - (0.3%) (proceeds $3,569)		(3,575)
Other Assets and Liabilities, Net - (7.1%)		(72,687)
Total Net Assets - 100.0%		$1,026,385

FORWARD SALES COMMITMENTS - 0.3%
GOVERNMENT AND AGENCY OBLIGATIONS - 0.4%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.4%
Federal Home Loan Mortgage Corp. - 0.1%
Federal Home Loan Mortgage Corp.
4.50%, 07/15/30, TBA (g)	$120	$125
5.00%, 07/15/30, TBA (g)	200	209
		334
Federal National Mortgage Association - 0.0%
Federal National Mortgage Association, 4.50%, 07/15/30, TBA (g)	100	104
Government National Mortgage Association - 0.3%
Government National Mortgage Association
5.00%, 07/15/45, TBA (g)	800	885
5.50%, 07/15/45, TBA (g)	2,000	2,252
		3,137

Total Forward Sales Commitments - 0.4% (proceeds $3,569)		$3,575

Portfolio Composition:	Percentage of Total Investments
Government Securities	39.9%
U.S. Government Agency MBS	27.3
Financials	7.8
Energy	3.0
Non-U.S. Government Agency ABS	2.3
Health Care	2.2
Consumer Discretionary	1.8
Utilities	1.7
Consumer Staples	1.5
Information Technology	1.5
Industrials	1.4
Telecommunication Services	1.2
Materials	1.1
Short Term Investments	7.3
Total Investments	100.0%

JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund *

	Shares/Par (t)	Value
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 19.9%
Boyd Gaming Corp. (c)	64	$957
Cablevision Systems Corp. - Class A	45	1,075
DIRECTV (c)	10	951
Dollar General Corp.	13	1,026
Group 1 Automotive Inc.	11	964
Outerwall Inc.	14	1,043
PetMed Express Inc. (e)	57	989
WABCO Holdings Inc. (c)	9	1,081

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Other Securities		14,492
		22,578
CONSUMER STAPLES - 4.0%
PriceSmart Inc.	11	993
Other Securities		3,543
		4,536
ENERGY - 3.6%
Cameron International Corp. (c)	20	1,022
Other Securities		3,108
		4,130
FINANCIALS - 13.6%
Credit Acceptance Corp. (c)	5	1,259
Employer Holdings Inc.	41	940
Encore Capital Group Inc. (c) (e)	22	949
Infinity Property & Casualty Corp.	12	937
INTL FCStone Inc. (c)	43	1,430
Maiden Holdings Ltd.	64	1,005
Stifel Financial Corp. (c)	17	1,008
Other Securities		7,903
		15,431
HEALTH CARE - 7.5%
Edwards Lifesciences Corp. (c)	7	969
Express Scripts Holding Co. (c)	11	948
Health Net Inc. (c)	16	1,019
IPC Healthcare Inc. (c)	21	1,153
Lifepoint Health Inc. (c)	13	1,113
Other Securities		3,342
		8,544
INDUSTRIALS - 17.5%
AECOM Technology Corp. (c)	33	1,096
Atlas Air Worldwide Holdings Inc. (c)	18	982
Chart Industries Inc. (c)	30	1,067
Dycom Industries Inc. (c)	24	1,430
FTI Consulting Inc. (c)	24	985
Korn/Ferry International	30	1,045
MYR Group Inc. (c)	34	1,062
Thermon Group Holdings Inc. (c)	39	950
Triumph Group Inc.	15	1,006
TrueBlue Inc. (c)	41	1,233
Other Securities		9,027
		19,883
INFORMATION TECHNOLOGY - 29.1%
Cirrus Logic Inc. (c)	31	1,051
Convergys Corp.	43	1,099
DHI Group Inc. (c)	105	932
DTS Inc. (c)	32	984
Ebix Inc. (e)	38	1,242
ExlService Holdings Inc. (c)	29	991
F5 Networks Inc. (c)	8	945
II-VI Inc. (c)	52	992
InterDigital Inc.	18	1,003
LogMeIn Inc. (c)	19	1,220
NeuStar Inc. - Class A (c) (e)	36	1,060
NIC Inc.	57	1,046
Red Hat Inc. (c)	13	1,007
Rofin-Sinar Technologies Inc. (c)	38	1,038
Stamps.com Inc. (c)	19	1,374
Synchronoss Technologies Inc. (c)	21	960
Western Union Co.	49	994
Other Securities		15,054
		32,992
MATERIALS - 4.0%
Innospec Inc.	21	958
Other Securities		3,566
		4,524

Total Common Stocks (cost $107,911)		112,618

SHORT TERM INVESTMENTS - 6.4%
Investment Companies - 0.0%
JNL Money Market Fund, 0.01% (a) (h)	53	53

Securities Lending Collateral - 6.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	7,214	7,214
Total Short Term Investments (cost $7,267)		7,267

Total Investments - 105.6% (cost $115,178)		119,885
Other Assets and Liabilities, Net - (5.6%)		(6,324)
Total Net Assets - 100.0%		$113,561

Portfolio Composition:	Percentage of Total Investments
Information Technology	27.5%
Consumer Discretionary	18.8
Industrials	16.6
Financials	12.9
Health Care	7.1
Consumer Staples	3.8
Materials	3.8
Energy	3.4
Short Term Investments	6.1
Total Investments	100.0%

JNL/Mellon Capital Utilities Sector Fund

	Shares/Par (t)	Value
COMMON STOCKS - 100.2%
ENERGY - 0.0%
Vivint Solar Inc. (c) (e)	1	$11
UTILITIES - 100.2%
AES Corp.	47	622
AGL Resources Inc.	8	371
Allete Inc.	3	136
Alliant Energy Corp.	8	437
Ameren Corp.	17	628
American Electric Power Co. Inc.	33	1,757
American States Water Co.	3	96
American Water Works Co. Inc.	12	595
Aqua America Inc.	12	296
Atmos Energy Corp.	7	358
Avista Corp.	4	129
Black Hills Corp.	3	132
California Water Service Group	3	74
Calpine Corp. (c)	24	438
CenterPoint Energy Inc.	28	535
Chesapeake Utilities Corp.	1	48
Cleco Corp.	4	222
CMS Energy Corp.	19	599
Connecticut Water Services Inc.	1	24
Consolidated Edison Inc.	20	1,149
Dominion Resources Inc.	40	2,679
DTE Energy Co.	12	898
Duke Energy Corp.	48	3,401
Dynegy Inc. (c)	6	185
Edison International	22	1,227
El Paso Electric Co.	3	96

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Empire District Electric Co.	3	66
Entergy Corp.	12	864
Eversource Energy	21	976
Exelon Corp.	58	1,830
FirstEnergy Corp.	29	930
Great Plains Energy Inc.	10	247
Hawaiian Electric Industries Inc.	7	202
IDACORP Inc.	4	198
ITC Holdings Corp.	10	332
Laclede Group Inc. (e)	3	148
MDU Resources Group Inc.	13	245
MGE Energy Inc.	2	89
Middlesex Water Co.	1	20
National Fuel Gas Co. (e)	5	289
New Jersey Resources Corp.	6	158
NextEra Energy Inc.	30	2,960
NextEra Energy Partners LP	1	51
NiSource Inc.	21	978
Northwest Natural Gas Co.	2	83
NorthWestern Corp.	3	160
NRG Energy Inc.	23	532
NRG Yield Inc. - Class A	2	52
NRG Yield Inc. - Class C (e)	4	82
OGE Energy Corp.	14	390
ONE Gas Inc.	4	150
Ormat Technologies Inc. (e)	3	95
Otter Tail Corp.	2	59
Pattern Energy Group Inc. - Class A	3	95
Pepco Holdings Inc.	17	470
PG&E Corp.	32	1,585
Piedmont Natural Gas Co. Inc. (e)	5	184
Pinnacle West Capital Corp.	8	435
PNM Resources Inc.	6	136
Portland General Electric Co.	5	177
PPL Corp.	45	1,331
Public Service Enterprise Group Inc.	34	1,343
Questar Corp.	12	249
SCANA Corp.	9	474
Sempra Energy	16	1,575
SJW Corp.	1	34
South Jersey Industries Inc.	5	120
Southern Co.	62	2,597
Southwest Gas Corp.	3	168
Talen Energy Corp. (c)	6	99
TECO Energy Inc. (e)	16	284
TerraForm Power Inc. - Class A	4	163
UGI Corp.	12	397
UIL Holdings Corp.	4	176
Unitil Corp.	1	34
Vectren Corp.	5	211
WEC Energy Group Inc.	21	959
Westar Energy Inc.	9	308
WGL Holdings Inc.	3	179
Xcel Energy Inc.	34	1,103
		44,204

Total Common Stocks (cost $47,707)		44,215

SHORT TERM INVESTMENTS - 2.0%
Investment Companies - 0.7%
JNL Money Market Fund, 0.01% (a) (h)	329	329

Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	576	576
Total Short Term Investments (cost $905)		905

Total Investments - 102.2% (cost $48,612)		45,120
Other Assets and Liabilities, Net - (2.2%)		(989)
Total Net Assets - 100.0%		$44,131

Portfolio Composition:	Percentage of Total Investments
Utilities	98.0%
Short Term Investments	2.0
Total Investments	100.0%

JNL/Morgan Stanley Mid Cap Growth Fund

	Shares/Par (t)	Value
COMMON STOCKS - 93.6%
CONSUMER DISCRETIONARY - 17.1%
Chipotle Mexican Grill Inc. (c)	2	$1,015
Dunkin’ Brands Group Inc.	118	6,496
Groupon Inc. - Class A (c)	190	953
Lululemon Athletica Inc. (c)	50	3,263
Michael Kors Holdings Ltd. (c)	77	3,255
Pandora Media Inc. (c)	114	1,765
Panera Bread Co. - Class A (c)	31	5,346
Tesla Motors Inc. (c)	42	11,213
TripAdvisor Inc. (c)	16	1,366
Under Armour Inc. - Class A (c)	17	1,452
Vipshop Holdings Ltd. - ADR (c)	97	2,161
Zalando SE (c)	50	1,672
zulily Inc. - Class A (c) (e)	85	1,107
		41,064
CONSUMER STAPLES - 5.9%
Keurig Green Mountain Inc.	54	4,128
Mead Johnson Nutrition Co.	79	7,167
Monster Beverage Corp. (c)	21	2,776
		14,071
FINANCIALS - 6.8%
LendingClub Corp. (c)	140	2,062
McGraw-Hill Financial. Inc.	70	7,016
MSCI Inc. - Class A	118	7,259
		16,337
HEALTH CARE - 20.2%
Alnylam Pharmaceuticals Inc. (c)	13	1,548
athenahealth Inc. (c)	56	6,375
Endo International Plc (c)	88	6,976
Illumina Inc. (c)	64	13,943
Intercept Pharmaceuticals Inc. (c)	2	384
Intuitive Surgical Inc. (c)	20	9,549
Ironwood Pharmaceuticals Inc. - Class A (c)	111	1,338
Seattle Genetics Inc. (c)	16	788
Zoetis Inc. - Class A	157	7,571
		48,472

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
INDUSTRIALS - 8.8%
Colfax Corp. (c)	49	2,282
IHS Inc. - Class A (c)	43	5,491
SolarCity Corp. (c) (e)	22	1,178
Stericycle Inc. (c)	18	2,455
TransDigm Group Inc. (c)	11	2,526
Verisk Analytics Inc. - Class A (c)	84	6,143
XPO Logistics Inc. (c)	26	1,156
		21,231
INFORMATION TECHNOLOGY - 34.8%
3D Systems Corp. (c) (e)	33	637
Autohome Inc. - ADR - Class A (c)	54	2,707
FireEye Inc. (c)	125	6,111
FleetCor Technologies Inc. (c)	37	5,827
Flipkart Ltd. (c) (f) (p) (q)	11	1,517
Gartner Inc. - Class A (c)	66	5,652
LinkedIn Corp. - Class A (c)	49	10,077
MercadoLibre Inc.	19	2,627
NetSuite Inc. (c)	21	1,955
Palantir Technologies Inc. - Series H (c) (f) (p) (q)	22	194
Palantir Technologies Inc. - Series H-1 (c) (f) (p) (q)	22	194
Palo Alto Networks Inc. (c)	16	2,745
ServiceNow Inc. (c)	81	6,010
Splunk Inc. (c)	118	8,200
Stratasys Ltd. (c)	11	396
SurveyMonkey Inc. (c) (f) (p) (q)	41	677
Tableau Software Inc. - Class A (c)	25	2,864
Twitter Inc. (c)	250	9,066
Workday Inc. - Class A (c)	83	6,359
Yelp Inc. (c)	28	1,206
Youku Inc. - ADR (c)	111	2,715
Zillow Group Inc. - Class A (c) (e)	58	5,034
Zynga Inc. - Class A (c)	295	844
		83,614
Total Common Stocks (cost $216,248)		224,789

PREFERRED STOCKS - 1.7%
INFORMATION TECHNOLOGY - 1.7%
Airbnb Inc. (c) (f) (p) (q)	42	3,534
Dropbox Inc., Series A-1 (c) (f) (p) (q) (v)	4	83
Dropbox Inc. (c) (f) (p) (q)	25	468
Palantir Technologies Inc. (c) (f) (p) (q)	5	45
Total Preferred Stocks (cost $2,239)		4,130

PURCHASED OPTIONS - 0.0%
Chinese Yuan versus USD Call Option, Strike Price CNY 6.70, Expiration 06/06/16, JPM (q)	31,292,627	68
Chinese Yuan versus USD Put Option, Strike Price CNY 6.65, Expiration 11/23/15, RBS (q)	33,700,681	14
Total Purchased Options (cost $232)		82

SHORT TERM INVESTMENTS - 6.9%
Investment Companies - 4.8%
JNL Money Market Fund, 0.01% (a) (h)	11,483	11,483
Securities Lending Collateral - 2.1%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	4,889	4,889
Total Short Term Investments (cost $16,372)		16,372
Total Investments - 102.2% (cost $235,091)		245,373
Other Assets and Liabilities, Net - (2.2%)		(5,220)
Total Net Assets - 100.0%		$240,153

Portfolio Composition:	Percentage of Total Investments
Information Technology	35.8%
Health Care	19.8
Consumer Discretionary	16.7
Industrials	8.6
Financials	6.7
Consumer Staples	5.7
Short Term Investments	6.7
Total Investments	100.0%

JNL Multi-Manager Alternative Fund *

	Shares/Par (t)	Value
COMMON STOCKS - 46.3%
CONSUMER DISCRETIONARY - 6.3%
MGM Resorts International (c) (o)	120	$2,196
Naspers Ltd. - Class N	13	1,959
Pep Boys-Manny Moe & Jack (c)	157	1,929
Pinnacle Entertainment Inc. (c)	33	1,221
Vitamin Shoppe Inc. (c)	48	1,779
Other Securities		26,645
		35,729
CONSUMER STAPLES - 4.3%
Anheuser-Busch InBev NV	20	2,365
Anheuser-Busch InBev NV - ADR	6	736
Bunge Ltd.	10	878
JM Smucker Co.	33	3,607
Procter & Gamble Co.	20	1,570
Reynolds American Inc.	22	1,609
Other Securities		13,263
		24,028
ENERGY - 2.8%
Other Securities		15,531

FINANCIALS - 8.9%
Aon Plc - Class A	20	1,964
Bank of Ireland (c)	646	261
Citigroup Inc.	28	1,552
LEG Immobilien AG	27	1,872
NorthStar Realty Finance Corp.	113	1,792
The Governor & Co. of the Bank of Ireland (c)	4,281	1,733
XL Group Plc (o)	54	1,995
Other Securities		39,051
		50,220
HEALTH CARE - 5.3%
Brookdale Senior Living Inc. (c)	60	2,089
Thermo Fisher Scientific Inc.	19	2,426
United Therapeutics Corp. (c)	11	1,956
Zoetis Inc. - Class A	59	2,839
Other Securities		20,302
		29,612
INDUSTRIALS - 7.0%
Alliance Global Group Inc.	3,360	1,617

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
B/E Aerospace Inc.	36	1,958
Clean Harbors Inc. (c)	33	1,757
SPX Corp.	35	2,558
United Rentals Inc. (c)	18	1,577
Other Securities		29,703
		39,170
INFORMATION TECHNOLOGY - 5.6%
Cisco Systems Inc.	59	1,612
eBay Inc. (c) (o)	31	1,893
Microsoft Corp.	68	3,021
Nuance Communications Inc. (c)	144	2,527
Oracle Corp.	55	2,225
Yahoo! Inc. (c)	45	1,764
Other Securities		18,278
		31,320
MATERIALS - 5.2%
Berry Plastics Group Inc. (c)	55	1,781
Calgon Carbon Corp.	92	1,777
Graphic Packaging Holding Co.	112	1,566
Nampak Ltd.	725	2,014
Rock-Tenn Co. - Class A	28	1,686
WR Grace & Co. (c) (o)	17	1,738
Other Securities		18,768
		29,330
TELECOMMUNICATION SERVICES - 0.5%
Other Securities		2,936

UTILITIES - 0.4%
Other Securities		2,272
Total Common Stocks (cost $270,881)		260,148

PREFERRED STOCKS - 0.7%
CONSUMER DISCRETIONARY - 0.2%
Other Securities		816

CONSUMER STAPLES - 0.3%
Bunge Ltd., 4.88% (m) (v)	8	849
Other Securities		1,059
		1,908
ENERGY - 0.0%
Other Securities		69

FINANCIALS - 0.2%
Other Securities		828

INDUSTRIALS - 0.0%
Other Securities		200
Total Preferred Stocks (cost $3,530)		3,821

PURCHASED OPTIONS - 0.1%
10-Year U.S. Treasury Note Future Call Option, Strike Price 134, Expiration 07/24/15	31	1
10-Year U.S. Treasury Note Future Call Option, Strike Price 135, Expiration 07/24/15	121	2
10-Year U.S. Treasury Note Future Call Option, Strike Price 135.50, Expiration 07/24/15	1	—
10-Year U.S. Treasury Note Future Call Option, Strike Price 139.50, Expiration 07/24/15	27	—
10-Year U.S. Treasury Note Future Call Option, Strike Price 141, Expiration 07/24/15	55	1
Euro Stoxx 50 Index Put Option, Strike Price EUR 3,550, Expiration 07/17/15, CGM	18	34
Euro Stoxx 50 Index Put Option, Strike Price EUR 3,650, Expiration 07/17/15, CGM	11	29
U.S. Treasury Long Bond Future Put Option, Strike Price 121, Expiration 07/24/15	12	—
U.S. Treasury Long Bond Future Put Option, Strike Price 122, Expiration 07/24/15	12	—
U.S. Treasury Long Bond Future Put Option, Strike Price 128, Expiration 07/24/15	45	1
Yahoo Inc. Put Option, Strike Price 41, Expiration 01/15/16	183	72
Other Securities		544
Total Purchased Options (cost $582)		684

INVESTMENT COMPANIES - 0.9%
Other Securities		4,953
Total Investment Companies (cost $5,128)		4,953

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.3%
Other Securities		1,804
Total Non-U.S. Government Agency Asset- Backed Securities (cost $1,801)		1,804

CORPORATE BONDS AND NOTES - 12.0%
CONSUMER DISCRETIONARY - 1.9%
Hilton Worldwide Finance LLC, 5.63%, 10/15/21	$320	332
MGM Resorts International, 6.00%, 03/15/23	640	646
Other Securities		9,439
		10,417
CONSUMER STAPLES - 0.4%
Reynolds American Inc.
3.25%, 11/01/22	100	96
5.85%, 08/15/45	80	84
Other Securities		2,304
		2,484
ENERGY - 1.6%
Other Securities		9,098

FINANCIALS - 2.8%
Citigroup Inc.
5.95% (callable at 100 beginning 05/15/25) (m)	1,100	1,062
5.30%, 05/06/44	300	305
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 08/24/15) (m)	1,620	1,602
Other Securities		12,812
		15,781
HEALTH CARE - 1.7%
Tenet Healthcare Corp.
5.00%, 03/01/19 (r)	330	330
8.00%, 08/01/20	1,481	1,542
Other Securities		7,889
		9,761
INDUSTRIALS - 0.7%
Other Securities		3,742

INFORMATION TECHNOLOGY - 0.3%
Other Securities		1,808

MATERIALS - 0.5%
Berry Plastics Corp., 5.50%, 05/15/22	650	652
Other Securities		2,380
		3,032

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
TELECOMMUNICATION SERVICES - 1.8%
Level 3 Communications Inc., 5.75%, 12/01/22	650	645
Verizon Communications Inc.
6.55%, 09/15/43	1,040	1,216
5.01%, 08/21/54	510	466
Other Securities		7,498
		9,825
UTILITIES - 0.3%
Other Securities		1,442
Total Corporate Bonds and Notes (cost $69,142)		67,390

GOVERNMENT AND AGENCY OBLIGATIONS - 4.7%
GOVERNMENT SECURITIES - 4.6%
Federal National Mortgage Association - 0.2% (w)
Other Securities		1,186

Sovereign - 2.0%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/17, BRL	4,650	1,421
10.00%, 01/01/21, BRL	1,845	534
Italy Buoni Poliennali Del Tesoro, 5.00%, 09/01/40, EUR	1,400	2,003
Mexico Bonos
6.50%, 06/09/22, MXN	13,500	890
8.50%, 11/18/38, MXN	12,940	985
7.75%, 11/13/42, MXN	38,080	2,700
Mexico Government International Bond, 4.60%, 01/23/46	270	250
Poland Government Bond
4.00%, 10/25/23, PLN	4,700	1,323
3.25%, 07/25/25, PLN	2,140	568
Other Securities		800
		11,474
Treasury Inflation Index Securities - 0.1%
Other Securities		574

U.S. Treasury Securities - 2.3%
U.S. Treasury Bond
2.50%, 02/15/45	890	780
3.00%, 05/15/45	4,940	4,818
Principal Only, 0.00%,02/15/44 (j)	160	63
U.S. Treasury Note
4.50%, 11/15/15 (o)	5,000	5,080
1.75%, 03/31/22	500	490
1.88%, 05/31/22	640	632
2.13%, 06/30/22	840	843
U.S.Treasury Bond Principal Strip Principal Only, 0.00%, 05/15/44 (j)	890	347
		13,053
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.1%
Federal Home Loan Mortgage Corp. - 0.1%
Other Securities		449
Total Government and Agency Obligations (cost $27,985)		26,736

VARIABLE RATE SENIOR LOAN INTERESTS - 6.1% (i)
CONSUMER DISCRETIONARY - 2.0%
Hilton Worldwide Inc. Term Loan B, 3.50%, 09/23/20	1,504	1,504
MGM Resorts International Term Loan B, 3.50%, 12/13/19	698	693
Pinnacle Entertainment Inc. Term Loan B-2, 3.75%, 08/05/20	767	767
Other Securities		8,436
		11,400
CONSUMER STAPLES - 0.5%
Other Securities		2,768

ENERGY - 0.3%
Other Securities		1,583

FINANCIALS - 0.4%
Other Securities		2,356

HEALTH CARE - 0.6%
Quintiles Transnational Corp. Term Loan B, 3.25%, 04/29/22	2,070	2,071
Other Securities		1,603
		3,674
INDUSTRIALS - 0.6%
Other Securities		3,251

INFORMATION TECHNOLOGY - 0.2%
Other Securities		969

MATERIALS - 0.6%
Other Securities		3,294

TELECOMMUNICATION SERVICES - 0.9%
Level 3 Financing Inc. Term Loan B-II V2, 3.50%, 05/06/22	1,360	1,349
SBA Communications Inc. Term Loan, 3.25%, 03/24/21	1,805	1,786
Other Securities		2,120
		5,255
Total Variable Rate Senior Loan Interests (cost $34,759)		34,550

SHORT TERM INVESTMENTS - 25.0%
Investment Companies - 22.6%
JNL Money Market Fund, 0.01% (a) (h)	126,873	126,873
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	3,182	3,182
Treasury Securities - 1.8%
U.S. Treasury Bill, 0.01%, 07/30/15 (o)	$10,000	10,000
Total Short Term Investments (cost $140,055)		140,055
Total Investments - 96.1% (cost $553,863)		540,141
Total Securities Sold Short - (11.5%) (proceeds $65,322)		(64,456)
Other Assets and Liabilities, Net - 15.4%		86,396
Total Net Assets - 100.0%		$562,081

SECURITIES SOLD SHORT - 11.5%
COMMON STOCKS - 3.7%
CONSUMER DISCRETIONARY - 0.7%
Ascena Retail Group Inc.	5	$80
Charter Communications Inc. - Class A	—	63
Dollar Tree Inc.	1	62
Gestevision Telecinco SA	72	947
Harman International Industries Inc.	2	184
Lennar Corp. - Class A	13	669
Lululemon Athletica Inc.	9	575
LVMH Moet Hennessy Louis Vuitton SE	4	783
Poundland Group Plc	79	403
		3,766
CONSUMER STAPLES - 0.3%
Hain Celestial Group Inc.	13	856
Hormel Foods Corp.	12	682

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Sysco Corp.	8	283
		1,821
ENERGY - 0.4%
Baytex Energy Corp.	—	5
ConocoPhillips Co.	1	55
Crescent Point Energy Corp.	1	10
Halliburton Co.	4	165
Noble Energy Inc.	2	101
Repsol SA	29	511
Technip SA	8	516
Williams Cos. Inc.	10	598
		1,961
FINANCIALS - 0.4%
Allstate Corp.	14	939
Banco Popular Espanol SA	87	424
BB&T Corp.	2	95
Julius Baer Group Ltd.	11	599
M&T Bank Corp.	—	16
Pennsylvania REIT	2	38
Royal Bank of Canada	5	306
Ventas Inc.	—	13
		2,430
HEALTH CARE - 0.6%
Exact Sciences Corp.	16	469
Getinge AB - Class B	23	549
Keryx Biopharmaceuticals Inc.	34	341
Laboratory Corp. of America Holdings	—	57
Merck & Co. Inc.	20	1,128
Pacira Pharmaceuticals Inc.	6	447
Synergy Pharmaceuticals Inc.	3	28
Varian Medical Systems Inc.	5	384
		3,403
INDUSTRIALS - 0.4%
Kennametal Inc.	13	454
Manitowoc Co. Inc.	43	844
Pitney Bowes Inc.	1	25
United Rentals Inc.	4	333
WESCO International Inc.	7	460
WW Grainger Inc.	—	70
		2,186
INFORMATION TECHNOLOGY - 0.5%
Alibaba Group Holding Ltd. - ADR	4	366
Avago Technologies Ltd.	—	5
Citrix Systems Inc.	3	220
Tencent Holdings Ltd.	96	1,928
Yahoo! Japan Corp.	23	91
		2,610
MATERIALS - 0.2%
Air Products & Chemicals Inc.	3	451
Cabot Corp.	12	459
		910
TELECOMMUNICATION SERVICES - 0.2%
AT&T Inc.	18	635
M1 Ltd.	305	733
		1,368
UTILITIES - 0.0%
Pepco Holdings Inc.	7	194
Total Common Stocks (proceeds $20,907)		20,649

INVESTMENT COMPANIES - 7.8%
DJ Eurostoxx 50 Master Unit	98	3,825
Energy Select Sector SPDR Fund	2	173
iShares Nasdaq Biotechnology Index Fund	12	4,412
iShares Russell 2000 Index Fund	23	2,909
iShares Russell 2000 Value ETF	44	4,446
iShares US Real Estate ETF	42	2,961
SPDR S&P 500 ETF Trust	64	13,194
SPDR S&P MidCap 400 ETF Trust	29	7,804
SPDR S&P Oil & Gas Exploration & Production ETF	1	47
WisdomTree Japan Hedged Equity Fund	70	4,025
Total Investment Companies (proceeds $44,403)		43,796

PREFERRED STOCKS - 0.0%
CONSUMER STAPLES - 0.0%
Henkel AG & Co. KGaA	—	11
Total Preferred Stocks (proceeds $12)		11
Total Securities Sold Short - 11.5% (proceeds $65,322)		$64,456

Portfolio Composition:	Percentage of Total Investments
Financials	12.8%
Consumer Discretionary	10.8
Industrials	8.6
Health Care	8.0
Materials	6.6
Information Technology	6.3
Consumer Staples	5.8
Government Securities	4.9
Energy	4.9
Telecommunication Services	3.3
Utilities	0.7
Non-U.S. Government Agency ABS	0.3
Purchased Options	0.1
U.S. Government Agency MBS	0.1
Investment Companies	0.9
Short Term Investments	25.9
Total Investments	100%

JNL/Neuberger Berman Strategic Income Fund *

	Shares/Par (t)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 23.4%
ACE Securities Corp. Home Equity Loan Trust REMIC, 0.89%, 05/25/35 (i)	$4,600	$3,772
American Airlines Pass-Through Trust, 4.38%, 10/01/22	3,978	4,037
Ameriquest Mortgage Securities Inc. REMIC
0.68%, 07/25/35 (i)	3,750	3,323
0.70%, 10/25/35 (i)	1,305	1,096
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 0.69%, 09/25/35 (i)	1,480	1,322
Asset-Backed Pass-Through Certificates REMIC, 0.88%, 04/25/34 (i)	348	342
Bear Stearns Asset Backed Securities Trust REMIC
0.63%, 05/25/35 (i)	553	534
0.65%, 12/25/35 (i)	1,600	1,333
0.60%, 02/25/36 (i)	910	849
0.61%, 07/25/36 (i)	3,540	3,494

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Carrington Mortgage Loan Trust REMIC
1.16%, 05/25/35 (i)	2,605	2,309
0.65%, 06/25/35 (i)	2,140	2,056
0.67%, 10/25/35 (i)	4,100	3,571
0.50%, 01/25/36 (i)	3,300	2,719
0.43%, 03/25/36 (i)	2,400	1,961
0.34%, 05/25/36 (i)	3,796	3,653
Centex Home Equity Loan Trust REMIC, 0.79%, 01/25/34 (i)	5,601	5,208
Citigroup Commercial Mortgage Trust REMIC
Interest Only, 1.25%, 10/10/47 (i)	14,243	1,093
Interest Only, 1.60%, 02/10/48 (i)	8,235	840
Citigroup Mortgage Loan Trust Inc. REMIC, 0.94%, 05/25/35 (i) (r)	159	159
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.32%, 12/11/49	525	547
COMM Mortgage Trust REMIC
Interest Only, 1.58%, 10/10/23 (i)	10,970	863
Interest Only, 1.42%, 04/10/47 (i)	16,999	1,187
Commercial Mortgage Loan Trust REMIC, 6.24%, 09/10/17 (i)	1,471	1,558
Commercial Mortgage Pass-Through Certificates REMIC
6.15%, 07/15/17 (i)	1,311	1,393
5.54%, 01/15/49 (i)	290	306
Interest Only, 1.23%, 12/10/47 (i)	13,406	917
Commercial Mortgage Trust REMIC
Interest Only, 0.36%, 01/10/23 (i)	2,500	66
Interest Only, 0.77%, 02/10/23 (i) (r)	2,500	104
Interest Only, 1.57%, 04/10/47 (i)	24,349	1,896
Interest Only, 1.51%, 06/10/47 (i)	15,752	1,272
Credit Suisse Mortgage Capital Certificates REMIC
5.47%, 08/15/16	911	941
5.69%, 07/15/17 (i)	1,650	1,751
5.89%, 06/15/39 (i)	2,107	2,221
5.38%, 02/15/40	805	842
GS Mortgage Securities Trust REMIC
5.56%, 11/10/39	451	468
Interest Only, 2.28%, 01/12/45 (i) (r)	940	93
HSI Asset Securitization Corp. Trust REMIC
0.49%, 12/25/35 (i)	2,640	2,341
0.55%, 12/25/35 (i)	1,390	1,178
0.58%, 01/25/36 (i)	3,690	2,912
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.44%, 01/12/17	788	826
5.96%, 05/15/17 (i)	300	318
5.88%, 07/15/17 (i)	500	532
5.43%, 12/12/43	2,034	2,113
JPMorgan Mortgage Acquisition Corp. REMIC, 0.64%, 12/25/35 (i)	4,600	4,087
JPMorgan Mortgage Acquisition Trust REMIC
0.34%, 05/25/36 (i)	1,058	1,047
0.43%, 05/25/36 (i)	1,000	942
Morgan Stanley ABS Capital I Inc. Trust REMIC, 1.16%, 07/25/35 (i)	870	772
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
Interest Only, 1.37%, 11/15/23 (i)	13,738	953
Interest Only, 1.37%, 02/15/24 (i)	13,841	971
Morgan Stanley Dean Witter Capital I Inc. Trust REMIC, 1.31%, 05/25/32 (i)	902	851
Morgan Stanley Home Equity Loan Trust REMIC, 0.47%, 02/25/36 (i)	700	639
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
1.91%, 09/25/34 (i)	971	838
1.84%, 12/25/34 (i)	690	656
1.22%, 02/25/35 (i)	1,375	1,336
0.82%, 06/25/35 (i)	2,300	1,987
Popular ABS Mortgage Pass-Through Trust REMIC
0.65%, 09/25/35 (i)	2,500	2,118
0.63%, 11/25/35 (i)	1,623	1,522
RAAC Series Trust REMIC, 0.84%, 09/25/34 (i)	2,409	2,012
RAMP Trust REMIC, 0.59%, 03/25/36 (i)	2,450	2,211
RASC Trust REMIC
0.84%, 07/25/35 (i)	4,700	4,079
0.65%, 01/25/36 (i)	3,750	3,183
Residential Asset Securitization Trust REMIC, 0.87%, 03/25/33 (i)	141	125
Soundview Home Loan Trust REMIC
0.86%, 06/25/35 (i)	4,350	3,821
0.70%, 08/25/35 (i)	740	653
0.66%, 11/25/35 (i)	4,500	3,751
0.49%, 02/25/36 (i)	2,670	2,344
0.41%, 12/25/36 (i)	3,540	2,979
0.36%, 03/25/37 (i)	3,039	2,805
Structured Asset Securities Corp. REMIC, 0.71%, 02/25/35 (i)	3,524	3,086
Structured Asset Securities Corp. Mortgage Loan Trust REMIC
0.62%, 05/25/35 (i)	200	194
0.77%, 11/25/35 (i)	3,300	2,793
0.35%, 04/25/36 (i)	5,254	4,963
0.36%, 12/25/36 (i)	912	802
Other Securities		64,455
Total Non-U.S. Government Agency Asset- Backed Securities (cost $190,797)		193,291

CORPORATE BONDS AND NOTES - 25.8%
CONSUMER DISCRETIONARY - 0.2%
Other Securities		1,775

CONSUMER STAPLES - 1.9%
HJ Heinz Co.
3.95%, 07/15/25 (r)	4,560	4,586
5.20%, 07/15/45 (r)	2,675	2,737
Reynolds American Inc.
4.75%, 11/01/42	1,365	1,234
5.85%, 08/15/45	4,010	4,216
Other Securities		3,209
		15,982
ENERGY - 4.4%
Kinder Morgan Inc., 5.55%, 06/01/45	6,165	5,680
Transcanada Trust, 5.63%, 05/20/75 (i)	4,530	4,570
Williams Partners LP, 3.60%, 03/15/22	4,285	4,157
Other Securities		22,014
		36,421
FINANCIALS - 12.0%
Ally Financial Inc., 3.25%, 02/13/18	3,695	3,672
American Express Co.
4.90% (callable at 100 beginning 03/15/20) (m)	3,190	3,090
5.20% (callable at 100 beginning 11/15/19) (m)	1,830	1,816
Bank of America Corp.
5.12% (callable at 100 beginning 06/17/19) (m)	2,515	2,464
6.10% (callable at 100 beginning 03/17/25) (m)	1,755	1,733
6.25% (callable at 100 beginning 09/05/24) (m)	1,465	1,459

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Capital One Financial Corp., 5.55%, (callable at 100 beginning 06/01/20) (m)	4,570	4,530
Citigroup Inc.
5.80% (callable at 100 beginning 11/15/19) (m)	2,925	2,932
6.30% (callable at 100 beginning 05/15/24) (m)	1,815	1,772
Corporate Office Properties LP, 3.70%, 06/15/21	4,810	4,760
Goldman Sachs Group Inc.
5.70% (callable at 100 beginning 05/10/19) (m)	4,210	4,225
5.15%, 05/22/45	3,930	3,778
ING Groep NV, 6.50%, (callable at 100 beginning 04/16/25) (m) (v)	2,410	2,324
ING US Inc., 5.65%, 05/15/53 (i)	3,605	3,677
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (m)	2,940	2,878
6.00% (callable at 100 beginning 08/01/23) (m)	2,655	2,635
Morgan Stanley
5.45% (callable at 100 beginning 07/15/19) (m)	3,925	3,896
5.55% (callable at 100 beginning 07/15/20) (m)	3,515	3,490
3.95%, 04/23/27	6,650	6,259
Omega Healthcare Investors Inc., 4.50%, 01/15/25 (r)	5,240	5,148
Prudential Financial Inc.
5.20%, 03/15/44 (i)	2,275	2,247
5.38%, 05/15/45 (i)	3,075	3,025
Other Securities		27,177
		98,987
HEALTH CARE - 0.4%
Other Securities		3,107

INDUSTRIALS - 0.7%
Air Lease Corp.
3.88%, 04/01/21	1,525	1,540
4.25%, 09/15/24	2,995	2,973
Other Securities		886
		5,399
INFORMATION TECHNOLOGY - 1.1%
Other Securities		9,527

MATERIALS - 1.0%
Freeport-McMoRan Inc., 4.55%, 11/14/24	7,165	6,667
Other Securities		1,526
		8,193
TELECOMMUNICATION SERVICES - 2.7%
AT&T Inc.
3.40%, 05/15/25	7,805	7,411
5.35%, 09/01/40	4,575	4,490
Verizon Communications Inc.
6.55%, 09/15/43	610	713
4.67%, 03/15/55 (r)	6,458	5,596
Other Securities		3,800
		22,010
UTILITIES - 1.4%
Electricite de France, 5.63%, (callable at 100 beginning 01/22/24) (m) (r)	3,940	4,007
Other Securities		7,887
		11,894
Total Corporate Bonds and Notes (cost $220,107)		213,295

GOVERNMENT AND AGENCY OBLIGATIONS - 51.9%
GOVERNMENT SECURITIES - 22.3%
Federal Home Loan Bank - 0.8% (w)
Federal Home Loan Bank, 5.50%, 07/15/36	5,055	6,518

Sovereign - 10.6%
Hungary Government International Bond
6.25%, 01/29/20	1,000	1,120
6.38%, 03/29/21	280	318
5.75%, 11/22/23	846	937
7.63%, 03/29/41	940	1,246
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/01/24, EUR	3,925	4,462
Mexico Bonos, 7.75%, 11/13/42, MXN	128,590	9,118
Mexico Government International Bond, 4.60%, 01/23/46	250	232
New Zealand Government Bond, 5.50%, 04/15/23, NZD	14,150	11,033
South Africa Government Bond, 6.50%, 02/28/41, ZAR	166,885	10,432
South Africa Government International Bond
6.88%, 05/27/19	200	227
5.88%, 09/16/25	1,350	1,496
United Mexican States, 6.05%, 01/11/40	600	682
Other Securities		46,253
		87,556
Treasury Inflation Index Securities - 4.7%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 2.55%, 09/15/41 (n), EUR	4,546	5,701
New Zealand Government Inflation Indexed Bond, 2.50%, 09/20/35 (i) (s), NZD	3,205	2,242
U.S. Treasury Inflation Indexed Note
2.00%, 01/15/26 (n)	14,829	16,970
1.75%, 01/15/28 (n)	2,727	3,078
3.88%, 04/15/29 (n)	7,873	11,114
		39,105
U.S. Treasury Securities - 6.2%
U.S. Treasury Bond
5.50%, 08/15/28	110	146
4.50%, 02/15/36 (g)	2,050	2,568
U.S. Treasury Note
0.63%, 08/15/16	25,000	25,065
3.63%, 08/15/19	6,955	7,565
2.13%, 12/31/21	9,580	9,646
2.75%, 02/15/24	5,630	5,838
		50,828
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 29.6%
Federal Home Loan Mortgage Corp. - 7.9%
Federal Home Loan Mortgage Corp.
3.50%, 07/15/45, TBA (g)	4,920	5,051
4.00%, 07/15/45, TBA (g)	38,430	40,582
4.50%, 07/15/45, TBA (g)	18,440	19,900
		65,533
Federal National Mortgage Association - 20.2%
Federal National Mortgage Association
3.00%, 07/15/30, TBA (g)	10,395	10,754
3.50%, 07/15/30, TBA (g)	7,735	8,150
3.50%, 07/15/45, TBA (g)	6,965	7,164
4.00%, 07/15/45, TBA (g)	76,695	81,151
4.50%, 07/15/45, TBA (g)	55,620	60,087
		167,306
Government National Mortgage Association - 1.5%
Government National Mortgage Association
3.50%, 07/15/45, TBA (g)	5,360	5,553

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
4.00%, 07/15/45, TBA (g)	6,310	6,679
		12,232
Total Government and Agency Obligations (cost $435,302)		429,078

INVESTMENT COMPANIES - 9.7%
iShares iBoxx High Yield Corporate Bond Fund (e)	226	20,073
SPDR Barclays High Yield Bond ETF (e)	590	22,675
SPDR Barclays Short Term High Yield Bond ETF	1,295	37,450
Total Investment Companies (cost $82,471)		80,198

VARIABLE RATE SENIOR LOAN INTERESTS - 12.9% (i)
CONSUMER DISCRETIONARY - 4.9%
Other Securities		40,269

CONSUMER STAPLES - 0.6%
Other Securities		4,898

FINANCIALS - 0.9%
Other Securities		7,898

HEALTH CARE - 1.2%
Other Securities		9,837

INDUSTRIALS - 1.6%
American Airlines Inc. Term Loan, 3.50%, 06/27/20	$1,075	1,064
Other Securities		12,350
		13,414
INFORMATION TECHNOLOGY - 1.4%
Other Securities		11,997

MATERIALS - 1.2%
Other Securities		9,672

TELECOMMUNICATION SERVICES - 1.0%
Other Securities		7,932

UTILITIES - 0.1%
Other Securities		1,086
Total Variable Rate Senior Loan Interests (cost $107,698)		107,003

SHORT TERM INVESTMENTS - 11.0%
Investment Companies - 5.1%
JNL Money Market Fund, 0.01% (a) (h)	42,450	42,450
Securities Lending Collateral - 5.0%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	41,209	41,209
Treasury Securities - 0.9%
U.S. Treasury Bill, 0.13%, 02/04/16 (o)	$7,110	7,106
Total Short Term Investments (cost $90,764)		90,765
Total Investments - 134.7% (cost $1,127,139)		1,113,630
Other Assets and Liabilities, Net - (34.7%)		(286,701)
Total Net Assets - 100.0%		$826,929

Portfolio Composition:	Percentage of Total Investments
U.S. Government Agency MBS	23.6%
Government Securities	16.5
Non-U.S. Government Agency ABS	15.7
Financials	9.6
Consumer Discretionary	3.8
Energy	3.3
Telecommunication Services	2.7
Information Technology	1.9
Consumer Staples	1.9
Industrials	1.7
Materials	1.6
Utilities	1.2
Health Care	1.2
Investment Companies	7.2
Short Term Investments	8.1
Total Investments	100.0%

JNL/Oppenheimer Emerging Markets Innovator Fund

	Shares/Par (t)	Value
COMMON STOCKS - 76.8%
ARGENTINA - 0.8%
MercadoLibre Inc. (e)	5	$776

BRAZIL - 4.9%
Cyrela Brazil Realty SA	126	401
Estacio Participacoes SA	38	221
Localiza Rent a Car SA	20	193
Odontoprev SA	168	587
Ser Educacional SA	154	712
Smiles SA	62	1,046
Sul America SA	169	825
Via Varejo SA	184	664
		4,649
CHILE - 1.2%
Parque Arauco SA	579	1,100

CHINA - 17.5%
3SBio Inc. (c) (r)	225	282
AAC Technologies Holdings Inc. (e)	126	708
Autohome Inc. - ADR - Class A (c)	35	1,744
Baoxin Auto Group Ltd. (e)	1,915	1,218
Bloomage BioTechnology Corp. Ltd. (e)	988	1,743
China Lodging Group Ltd. (c) (e)	36	878
Homeinns Hotel Group - ADR (c) (e)	34	1,052
HOSA International Ltd.	3,944	1,979
New Oriental Education & Technology Group - ADR (c)	49	1,191
Qunar Cayman Islands Ltd. - ADR - Class B (c) (e)	19	814
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	352	263
Shanghai La Chapelle Fashion Co. Ltd. - Class H (r)	156	281
Soho China Ltd.	490	319
TAL Education Group - ADR (c) (e)	39	1,382
Vipshop Holdings Ltd. - ADR (c)	58	1,296
Youku Inc. - ADR (c) (e)	12	288
YY Inc. - ADR (c)	16	1,119
		16,557
COLOMBIA - 1.0%
Almacenes Exito SA	26	222
Cementos Argos SA	214	753
		975
EGYPT - 1.8%
Commercial International Bank Egypt SAE - GDR	236	1,735

GEORGIA - 1.0%
Bank of Georgia Holdings Plc	30	905

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
GREECE - 0.7%
Folli Follie SA (p)	26	673

HONG KONG - 2.1%
Genting Hong Kong Ltd. (e)	2,709	934
Hua Han Bio-Pharmaceutical Holdings Ltd. (e)	3,633	680
Mandarin Oriental International Ltd.	265	417
		2,031
INDONESIA - 2.1%
Blue Bird Tbk PT	885	527
Global Mediacom Tbk PT	6,213	544
Sumber Alfaria Trijaya Tbk PT	15,492	692
Tower Bersama Infrastructure Tbk PT	308	213
		1,976
MALAYSIA - 2.8%
Genting Malaysia Bhd	302	336
My EG Services Bhd	3,116	2,295
		2,631
MEXICO - 1.9%
Alsea SAB de CV (e)	221	668
Gentera SAB de CV (e)	644	1,145
		1,813
NETHERLANDS - 1.4%
Cnova NV (c)	237	1,312

NIGERIA - 1.6%
Guaranty Trust Bank Plc	5,823	790
Zenith Bank Plc	7,660	739
		1,529
PHILIPPINES - 2.3%
Belle Corp.	13,393	980
International Container Terminal Services Inc.	394	962
Jollibee Foods Corp.	49	215
		2,157
POLAND - 1.1%
Cyfrowy Polsat SA	100	631
KRUK SA	4	169
LPP SA	—	251
		1,051
PORTUGAL - 1.2%
Jeronimo Martins SGPS SA	91	1,173

RUSSIAN FEDERATION - 0.6%
Yandex NV - Class A (c)	39	596

SINGAPORE - 0.2%
Genting International Plc (e)	300	199

SOUTH AFRICA - 2.9%
Aspen Pharmacare Holdings Ltd.	17	488
Capitec Bank Holdings Ltd.	10	405
Coronation Fund Managers Ltd.	126	854
Sanlam Ltd.	190	1,034
		2,781
SOUTH KOREA - 11.4%
Amorepacific Corp.	5	1,853
Celltrion Inc. (c) (e)	24	1,657
Cosmax Inc.	6	1,049
Fila Korea Ltd.	4	358
Golfzon Co. Ltd. (c)	9	1,062
Golfzon Yuwon Holdings Co. Ltd. (p)	45	531
Medy-Tox Inc.	6	2,916
Naturalendo Tech Co. Ltd. (c)	2	68
Paradise Co. Ltd.	5	103
Seegene Inc. (c) (e)	32	1,175
		10,772
SRI LANKA - 2.7%
Commercial Bank of Ceylon Plc	839	1,006
John Keells Holdings Plc (f)	1,028	1,566
		2,572
TAIWAN - 10.2%
Catcher Technology Co. Ltd.	82	1,025
eMemory Technology Inc.	45	606
Hermes Microvision Inc.	34	2,208
Hiwin Technologies Corp.	29	191
Hota Industrial Manufacturing Co. Ltd.	747	2,400
Largan Precision Co. Ltd.	21	2,397
Taiwan Liposome Co. Ltd. (c)	130	781
		9,608
THAILAND - 1.8%
Big C Supercenter PCL	28	162
Bumrungrad Hospital PCL	176	974
Thai Union Frozen Products PCL	875	564
		1,700
TURKEY - 1.6%
Anadolu Hayat Emeklilik A/S	374	785
Yazicilar Holding AS - Class A	92	716
		1,501
Total Common Stocks (cost $76,345)		72,772

PREFERRED STOCKS - 1.3%
COLOMBIA - 1.3%
Banco Davivienda SA	118	1,189
Total Preferred Stocks (cost $1,322)		1,189

INVESTMENT COMPANIES - 7.0%
iShares MSCI India ETF	113	3,431
Market Vectors India Small-Cap Index ETF	76	3,205
Total Investment Companies (cost $6,710)		6,636

SHORT TERM INVESTMENTS - 23.1%
Investment Companies - 14.2%
JNL Money Market Fund, 0.01% (a) (h)	13,487	13,487
Securities Lending Collateral - 8.9%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	8,395	8,395
Total Short Term Investments (cost $21,882)		21,882
Total Investments - 108.2% (cost $106,259)		102,479
Other Assets and Liabilities, Net - (8.2%)		(7,769)
Total Net Assets - 100.0%		$94,710

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	21.9%
Information Technology	14.5
Financials	13.9
Health Care	11.3
Consumer Staples	5.4
Industrials	4.2
Materials	0.7
Telecommunication Services	0.2
Investment Companies	6.5
Short Term Investments	21.4
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/Oppenheimer Global Growth Fund *

	Shares/Par (t)	Value
COMMON STOCKS - 96.0%
BRAZIL - 2.3%
Other Securities		35,564

CAYMAN ISLANDS - 0.1%
Other Securities		979

CHINA - 0.8%
Other Securities		12,951

DENMARK - 0.4%
Other Securities		6,559

FRANCE - 4.8%
Kering SA	102	18,276
LVMH Moet Hennessy Louis Vuitton SE	158	27,736
Technip SA	238	14,740
Other Securities		13,677
		74,429
GERMANY - 7.2%
Allianz SE	148	23,137
Bayer AG	169	23,650
Deutsche Bank AG	525	15,773
Linde AG	79	15,013
SAP AG	360	25,202
Other Securities		7,374
		110,149
INDIA - 3.5%
DLF Ltd.	9,231	16,865
ICICI Bank Ltd. - ADR	2,271	23,661
Other Securities		12,682
		53,208
ITALY - 1.2%
Other Securities		17,997

JAPAN - 11.9%
Dai-Ichi Life Insurance Co. Ltd.	1,119	21,975
KDDI Corp.	876	21,151
Keyence Corp.	43	23,334
Kyocera Corp.	330	17,158
Murata Manufacturing Co. Ltd.	218	38,062
Nidec Corp.	301	22,489
Sumitomo Mitsui Financial Group Inc.	393	17,505
Other Securities		19,899
		181,573
MEXICO - 0.7%
Other Securities		10,660

NETHERLANDS - 2.1%
Airbus Group NV	493	32,126

SPAIN - 3.4%
Banco Bilbao Vizcaya Argentaria SA	1,743	17,174
Inditex SA	802	26,167
Other Securities		8,734
		52,075
SWEDEN - 3.5%
Assa Abloy AB - Series B	1,178	22,173
Telefonaktiebolaget LM Ericsson - Class B	2,977	31,007
		53,180
SWITZERLAND - 5.1%
Credit Suisse Group AG	688	18,989
Nestle SA	199	14,366
Roche Holding AG	49	13,810
UBS Group AG	1,437	30,483
		77,648
UNITED KINGDOM - 3.7%
Unilever Plc	606	26,035
Other Securities		31,363
		57,398
UNITED STATES OF AMERICA - 45.3%
3M Co.	134	20,706
Adobe Systems Inc. (c)	341	27,603
Aetna Inc.	287	36,578
Altera Corp.	713	36,520
Anthem Inc.	196	32,211
Biogen Inc. (c)	40	16,263
BioMarin Pharmaceutical Inc. (c)	112	15,304
Celldex Therapeutics Inc. (c)	570	14,365
Citigroup Inc.	572	31,607
Colgate-Palmolive Co.	437	28,556
eBay Inc. (c)	567	34,169
Facebook Inc. - Class A (c)	277	23,735
Gilead Sciences Inc.	193	22,644
Goldman Sachs Group Inc.	119	24,894
Google Inc. - Class A (c)	42	22,530
Google Inc. - Class C (c)	41	21,179
Intuit Inc.	277	27,891
Maxim Integrated Products Inc.	759	26,253
McGraw-Hill Financial. Inc.	390	39,168
Tiffany & Co.	219	20,069
United Parcel Service Inc. - Class B	184	17,796
Walt Disney Co.	293	33,408
Zimmer Biomet Holdings Inc.	151	16,513
Other Securities		103,086
		693,048
Total Common Stocks (cost $1,177,595)		1,469,544

PREFERRED STOCKS - 1.8%
GERMANY - 1.8%
Bayerische Motoren Werke AG	317	26,863

INDIA - 0.0%
Other Securities		374
Total Preferred Stocks (cost $23,177)		27,237

RIGHTS - 0.0%
SPAIN - 0.0%
Other Securities		252
Total Rights (cost $262)		252

SHORT TERM INVESTMENTS - 2.1%
Investment Companies - 1.7%
JNL Money Market Fund, 0.01% (a) (h)	25,123	25,123

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	6,634	6,634
Total Short Term Investments (cost $31,757)		31,757
Total Investments - 99.9% (cost $1,232,791)		1,528,790
Other Assets and Liabilities, Net - 0.1%		1,683
Total Net Assets - 100.0%		$1,530,473

Portfolio Composition:	Percentage of Total Investments
Information Technology	23.7%
Financials	21.9
Health Care	18.4
Consumer Discretionary	13.5
Industrials	11.1
Consumer Staples	5.4
Energy	1.5
Telecommunication Services	1.4
Materials	1.0
Short Term Investments	2.1
Total Investments	100.0%

JNL/PIMCO Real Return Fund *

	Shares/Par (t)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 9.8%
Arran Residential Mortgages Funding Plc, 1.44%, 11/19/47 (i) (r), EUR	$6,227	$6,977
Banc of America Commercial Mortgage Trust REMIC
5.75%, 05/10/17 (i)	2,900	3,064
5.94%, 07/10/17 (i)	2,029	2,177
5.89%, 07/10/44 (i)	1,849	1,905
Banc of America Mortgage Trust REMIC, 2.80%, 06/25/35 (i)	165	158
BCAP LLC Trust REMIC
5.40%, 04/26/17 (i) (r)	1,225	1,197
5.25%, 05/26/22 (r)	2,728	2,830
Citigroup Mortgage Loan Trust Inc., 2.76%, 08/25/35 - 09/25/37 (i)	2,366	2,011
Commercial Mortgage Pass-Through Certificates REMIC, 3.16%, 11/10/15 (r)	1,908	1,909
Countrywide Asset-Backed Certificates, 0.37%, 10/25/34 - 09/25/36 (i)	1,769	1,735
Credit Suisse Mortgage Capital Certificates REMIC
5.46%, 07/16/16 (i) (r)	1,036	1,061
5.38%, 11/15/16 (r)	739	759
5.89%, 06/15/39 (i)	3,041	3,205
CWABS Asset-Backed Certificates Trust REMIC, 0.54%, 04/25/36 (i)	2,230	2,191
DBUBS Mortgage Trust REMIC, 3.39%, 06/10/16 (r)	13,336	13,578
Dryden XI-Leveraged Loan CDO, 0.53%, 04/12/20 (i) (r)	1,807	1,797
Elm CLO Ltd., 1.67%, 01/17/23 (i) (r)	9,773	9,778
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 01/10/17	3,626	3,812
GS Mortgage Securities Trust REMIC, 4.59%, 07/10/20 (r)	4,300	4,715
Hillmark Funding, 0.53%, 05/21/21 (i) (r)	5,573	5,495
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.79%, 08/12/17 (i)	3,589	3,845
JPMorgan Mortgage Acquisition Trust REMIC, 0.31%, 10/25/33 (i)	3,677	3,578
JPMorgan Mortgage Trust REMIC
2.53% - 4.81%, 07/25/35 - 09/25/35 (i)	1,033	999
2.19%, 07/27/37 (i) (r)	781	673
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 01/15/17	5,926	6,217
Morgan Stanley Capital I Trust REMIC
6.10%, 07/11/17 (i)	3,031	3,236
0.25%, 05/25/37 (i)	120	83
NCUA Guaranteed Notes Trust REMIC
0.64%, 10/07/20 (i)	1,981	1,991
0.74%, 12/08/20 (i)	3,199	3,221
OneMain Financial Issuance Trust, 2.47%, 12/18/17 (r)	9,200	9,204
People’s Choice Home Loan Securities Trust Series REMIC, 1.04%, 08/25/35 (i)	9,443	7,109
RBSCF Trust REMIC
5.69%, 07/16/17 (i) (r)	4,000	4,180
6.24%, 08/16/17 (i) (r)	1,509	1,566
RBSSP Resecuritization Trust REMIC, 0.38%, 12/29/36 (i) (r)	6,056	5,090
SLM Student Loan Trust
1.78%, 10/25/17 (i)	4,437	4,552
REMIC, 0.32%, 04/25/19 (i)	6,300	6,237
Structured Asset Securities Corp. REMIC, 0.33%, 06/25/37 (i)	1,797	1,735
Vornado DP LLC Trust, 4.00%, 09/13/20 (r)	4,600	4,934
Washington Mutual Alternative Mortgage Pass-Through Certificates REMIC, 2.39%, 12/25/35 (i)	255	233
Washington Mutual Mortgage Pass-Through Certificates REMIC
0.93% - 3.83%, 03/25/33 - 05/25/47 (i)	1,273	1,196
1.16%, 08/25/46 (i)	4,168	3,480
Other Securities		23,711
Total Non-U.S. Government Agency Asset- Backed Securities (cost $167,899)		167,424

CORPORATE BONDS AND NOTES - 7.4%
ENERGY - 0.6%
Kinder Morgan Finance Co. ULC, 5.70%, 01/05/16 (e)	5,000	5,111
Other Securities		5,658
		10,769
FINANCIALS - 5.4%
Ally Financial Inc., 3.25%, 02/13/18	9,700	9,639
Bankia SA
3.50%, 12/14/15, EUR	4,900	5,538
0.20%, 01/25/16 (i), EUR	600	666
4.38%, 02/14/17, EUR	100	117
3.50%, 01/17/19, EUR	2,100	2,438
Barclays Bank Plc, 7.63%, 11/21/22	200	228
Barclays Bank Plc Credit Linked Note (Pemex, 9.50%, 09/15/27, Moody’s rating A3) (q), MXN	5,000	305
Barclays Plc
6.50% (callable at 100 beginning 09/15/19) (m), EUR	300	333
8.00% (callable at 100 beginning 12/15/20) (m), EUR	1,400	1,655
8.25% (callable at 100 beginning 12/15/18) (e) (m)	1,800	1,901
BNP Paribas SA, 0.59%, 11/07/15 (i)	14,200	14,208
BPCE SA, 0.85%, 11/18/16 (i)	8,100	8,112

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
BPE Financiaciones SA
2.88%, 05/19/16, EUR	4,100	4,631
2.50%, 02/01/17, EUR	1,600	1,808
Citigroup Inc., 0.80%, 05/01/17 (i)	18,700	18,638
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.00%, 09/10/15, GBP	1,100	1,739
Credit Agricole SA
6.50% (callable at 100 beginning 06/23/21) (m), EUR	300	336
7.50% (callable at 100 beginning 06/23/26) (m), GBP	2,000	3,095
7.88% (callable at 100 beginning 01/23/24) (m)	1,800	1,840
Eksportfinans ASA, 2.38%, 05/25/16	3,200	3,200
Intesa Sanpaolo SpA, 3.13%, 01/15/16	2,600	2,620
Other Securities		8,902
		91,949
INDUSTRIALS - 0.2%
GATX Financial Corp., 5.80%, 03/01/16	1,000	1,030
Hellenic Railways Organization SA, 4.03%, 03/17/17 (q), EUR	3,400	1,971
		3,001
TELECOMMUNICATION SERVICES - 1.0%
AT&T Inc.
1.21%, 06/30/20 (i)	1,000	1,004
2.45%, 06/30/20	1,600	1,567
3.00%, 06/30/22	3,600	3,473
3.40%, 05/15/25	4,500	4,273
4.50% - 4.75%, 05/15/35 - 05/15/46	3,000	2,729
BellSouth Corp., 4.18%, 04/26/21 (r)	3,900	4,011
		17,057
UTILITIES - 0.2%
Electricite de France
0.74%, 01/20/17 (i) (r)	2,100	2,102
1.15%, 01/20/17 (r)	600	601
		2,703
Total Corporate Bonds and Notes (cost $131,494)		125,479

GOVERNMENT AND AGENCY OBLIGATIONS - 123.8%
GOVERNMENT SECURITIES - 123.0%
Municipals - 0.0%
Other Securities		428

Sovereign - 2.1%
Autonomous Community of Catalonia, Spain, 4.95%, 02/11/20, EUR	1,800	2,199
Italy Buoni Poliennali Del Tesoro
5.50%, 11/01/22, EUR	500	690
5.00%, 09/01/40, EUR	400	573
Mexico Bonos, 4.75%, 06/14/18, MXN	41,790	2,670
Mexico Bonos de Proteccion al Ahorro, 3.27%, 01/04/18, MXN	194,700	12,583
Slovenia Government International Bond, 4.70%, 11/01/16 (r), EUR	3,600	4,243
Spain Government Bond, 3.80%, 04/30/24 (r), EUR	7,200	9,055
Other Securities		4,096
		36,109
Treasury Inflation Index Securities - 119.5%
Bundesrepublik Deutschland Bundesobligation Inflation Indexed Bond, 0.75%, 04/15/18 (n), EUR	70,506	81,834
France Government Inflation Indexed Bond, 0.25%, 07/25/18 (n), EUR	7,608	8,819
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
2.55%, 10/22/16 (n), EUR	947	1,081
2.25%, 04/22/17 (n), EUR	7,890	9,046
2.10%, 09/15/17 (n), EUR	2,679	3,132
1.70%, 09/15/18 (n), EUR	4,356	5,107
2.10% - 2.35%, 09/15/19 - 09/15/21 (n), EUR	2,839	3,428
2.35%, 09/15/24 (n) (r), EUR	29,619	36,362
3.10%, 09/15/26 (n), EUR	425	558
Mexico Government Inflation Indexed Bond, 4.00%, 11/15/40 (n), MXN	20,957	1,434
Mexico Inflation Indexed Udibonos
4.50%, 12/04/25 (n), MXN	299,570	21,783
4.00%, 11/08/46 (n), MXN	183,311	12,632
New Zealand Government Inflation Indexed Bond
2.00%, 09/20/25 (i) (s), NZD	14,500	10,056
3.00%, 09/20/30 (i) (q) (s), NZD	2,500	1,908
Spain Government Inflation Indexed Bond, 1.00%, 11/30/30 (n) (r), EUR	2,402	2,484
U.S. Treasury Inflation Indexed Note
1.88%, 07/15/15 (n) (o)	13,811	13,841
2.00%, 01/15/16 (g) (n)	35,702	36,213
0.13%, 04/15/16 (g) (n) (o)	116,407	116,944
2.50%, 07/15/16 (g) (n)	27,473	28,482
2.63%, 07/15/17 (n) (o)	3,539	3,795
0.13%, 04/15/19 (n) (o)	5,150	5,210
1.88%, 07/15/19 (g) (n)	21,497	23,403
1.38%, 01/15/20 (g) (n)	106,786	113,986
0.13%, 04/15/20 (n) (o)	45,960	46,254
1.25%, 07/15/20 (g) (n)	106,211	113,455
1.13%, 01/15/21 (g) (n) (o)	33,691	35,584
0.63%, 07/15/21 (g) (n)	151,008	155,621
0.13%, 01/15/22 (g) (n) (o)	177,919	176,042
0.13%, 07/15/22 (g) (n)	145,995	144,638
0.13%, 01/15/23 (n)	64,782	63,527
0.38%, 07/15/23 (n)	23,180	23,216
0.25%, 01/15/25 (n) (o)	4,495	4,396
2.38%, 01/15/25 (g) (n) (o)	124,804	146,439
2.00%, 01/15/26 (g) (n)	73,527	84,142
2.00%, 01/15/26 (n)	4,768	5,457
2.38%, 01/15/27 (g) (n)	84,449	100,679
1.75%, 01/15/28 (g) (n)	20,690	23,349
3.63%, 04/15/28 (n)	4,737	6,431
3.63%, 04/15/28 (n)	3,649	4,954
2.50%, 01/15/29 (g) (n)	19,164	23,522
3.88%, 04/15/29 (n)	55,402	78,212
2.13%, 02/15/40 (g) (n)	41,969	51,321
2.13%, 02/15/41 (g) (n)	4,754	5,854
0.75%, 02/15/42 (n)	12,188	11,103
0.63%, 02/15/43 (n) (o)	1,358	1,193
1.38%, 02/15/44 (g) (n)	90,504	95,701
0.75%, 02/15/45 (n)	36,573	33,073
United Kingdom Inflation Indexed Bond, 0.13%, 03/22/24 (n), GBP	37,249	63,260
Other Securities		681
		2,039,642
U.S. Treasury Securities - 1.4%
U.S. Treasury Bond
3.00%, 11/15/44 (g)	1,100	1,071
2.50%, 02/15/45 (g)	16,290	14,269
3.00%, 05/15/45	7,520	7,334
		22,674

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.8%
Federal Home Loan Mortgage Corp. - 0.7%
Federal Home Loan Mortgage Corp.
1.99% - 2.15%, 07/01/36 - 10/01/36 (i)	776	823
Interest Only, 0.64%, 09/15/42 (i)	8,916	8,967
REMIC, 0.64% - 1.35%, 08/15/33 - 02/25/45 (i)	2,290	2,310
		12,100
Federal National Mortgage Association - 0.0%
Other Securities		377
Small Business Administration Participation Certificates - 0.1%
Other Securities		762
Total Government and Agency Obligations (cost $2,160,961)		2,112,092

PREFERRED STOCKS - 0.0%

FINANCIALS - 0.0%
Other Securities		588
Total Preferred Stocks (cost $500)		588

PURCHASED OPTIONS - 0.1%
Call Swaption, 3-Month LIBOR versus 0.80% fixed, Expiration 01/19/16, MSC (q)	861	87
Put Swaption, 3-Month LIBOR versus 0.95% fixed, Expiration 12/15/15, CGM (q)	498	52
Put Swaption, 3-Month LIBOR versus 0.95% fixed, Expiration 12/15/15, MSC (q)	336	35
Put Swaption, 3-Month LIBOR versus 2.50% fixed, Expiration 12/11/17, MSS (q)	120	1,841
Put Swaption, 3-Month LIBOR versus 2.86% fixed, Expiration 08/11/15, MSC (q)	118	446
Other Securities		36
Total Purchased Options (cost $2,153)		2,497

OTHER EQUITY INTERESTS - 0.0%
Other Securities		11
Total Other Equity Interests (cost $0)		11

SHORT TERM INVESTMENTS - 8.5%

Certificates of Deposit - 1.8%
Banco Bilbao Vizcaya Argentaria
1.03%, 10/23/15 (i)	$18,750	18,741
1.13%, 05/16/16 (i)	8,500	8,470
Intesa Sanpaolo SpA/New York NY, 1.66%, 04/11/16 (i)	3,300	3,308
		30,519
Federal Home Loan Bank - 5.2% (w)
Federal Home Loan Bank
0.01%, 07/22/15	65,500	65,498
0.07% - 0.09%, 08/28/15 - 09/17/15	23,400	23,398
		88,896
Securities Lending Collateral - 0.5%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	8,002	8,002

Treasury Securities - 1.0%
U.S. Treasury Bill, 0.01%, 07/23/15 - 11/12/15 (o)	$12,785	12,784
Other Securities		5,126
		17,910
Total Short Term Investments (cost $145,357)		145,327

Total Investments - 149.6% (cost $2, 608,364)		2,553,418
Other Assets and Liabilities, Net - (49.6%)		(846,724)
Total Net Assets - 100.0%		$1,706,694

Portfolio Composition:	Percentage of Total Investments
Government Securities	82.2%
Non-U.S. Government Agency ABS	6.6
Financials	3.6
Telecommunication Services	0.7
U.S. Government Agency MBS	0.5
Energy	0.4
Industrials	0.1
Utilities	0.1
Purchased Options	0.1
Short Term Investments	5.7
Total Investments	100.0%

JNL/PIMCO Total Return Bond Fund *

	Shares/Par (t)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 15.1%
ACE Securities Corp. Home Equity Loan Trust REMIC, 0.49%, 02/25/36 (i)	$18,000	$15,913
Ally Auto Receivables Trust, 0.68%, 06/15/16	15,885	15,883
Alpine Securitization REMIC
1.19%, 08/25/35 (i)	13,906	10,593
0.52%, 11/20/35 (i)	13,494	10,869
Ameriquest Mortgage Securities Inc. REMIC, 0.66%, 10/25/35 (i)	16,700	16,180
Banc of America Funding Trust REMIC
2.89%, 02/20/35 (i)	1,713	1,689
2.70%, 05/25/35 (i)	20,269	20,622
BCAP LLC Trust REMIC
5.40%, 04/26/17 (i) (r)	383	374
0.37%, 03/26/18 (i) (r)	15,670	10,749
4.47%, 01/12/22 (i) (r)	8,738	5,762
5.25%, 05/26/22 (r)	3,432	3,560
5.25%, 02/26/36 - 05/25/37 (r)	9,502	8,261
Bear Stearns Adjustable Rate Mortgage Trust, 2.51%, 11/25/30 - 03/25/35 (i)	2,721	2,688
Bear Stearns Alt-A Trust REMIC
2.58% - 2.64%, 05/25/35 - 09/25/35 (i)	764	704
4.49%, 09/25/35 (i)	18,507	14,117
Bear Stearns Asset Backed Securities I Trust REMIC, 0.84%, 03/25/35 (i)	9,584	8,941
Bear Stearns Asset Backed Securities Trust REMIC
0.44% - 0.60%, 12/25/35 - 01/25/37 (i)	10,824	9,270
0.45%, 10/25/36 (i)	9,600	9,109
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.33%, 02/11/17	254	267
Bear Stearns Structured Products Inc. Trust REMIC
2.33% - 2.58%, 01/26/36 - 12/26/46 (i)	1,415	1,118
1.49%, 03/25/37 (i) (r)	2,947	2,700
Bridgeport CLO II Ltd., 0.52%, 06/18/21 (i) (r)	13,962	13,833
CIFC Funding Ltd., 1.42%, 08/14/24 (i) (r)	21,000	21,006

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Citigroup Mortgage Loan Trust Inc. REMIC
2.69%, 11/25/35 (i)	13,397	11,850
0.25% - 2.51%, 12/25/35 - 05/25/37 (i)	649	503
Commercial Mortgage Pass-Through Certificates REMIC, 2.43%, 04/26/38 (i) (r)	3,700	3,621
Countrywide Alternative Loan Trust REMIC
0.37% - 1.56%, 08/25/35 - 05/25/47 (i)	9,864	7,940
0.38%, 12/20/46 (i)	12,302	9,353
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
5.50% - 5.75%, 10/25/34 - 12/25/35	8,715	8,562
2.31% - 2.49%, 11/20/34 - 02/20/36 (i)	2,832	2,723
Credit Suisse Commercial Mortgage Trust REMIC, 5.30%, 11/18/16	2,910	3,036
CS First Boston Mortgage Securities Corp. REMIC, 0.80%, 03/25/32 (i) (r)	43	40
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.42% - 5.44%, 01/12/17 - 02/15/17	7,859	8,226
5.34%, 05/15/47	1,821	1,901
JPMorgan Mortgage Acquisition Trust REMIC, 0.43%, 05/25/36 (i)	8,500	7,565
JPMorgan Mortgage Trust, 5.50%, 01/25/36 - 04/25/36	1,203	1,208
Marche M5 Srl, 0.40%, 07/27/16 (i), EUR	9,906	11,026
Merrill Lynch Mortgage Investors Trust, 0.57%, 05/25/33 - 08/25/35 (i)	8,088	7,317
MLCC Mortgage Investors Inc., 0.44%, 10/25/35 - 11/25/35 (i)	311	293
Morgan Stanley ABS Capital I Inc. Trust REMIC, 0.35%, 04/25/36 (i)	1,329	1,306
Morgan Stanley Dean Witter Capital I REMIC, 1.09%, 07/25/32 (i)	1,767	1,691
Morgan Stanley Re-REMIC Trust REMIC, 5.99%, 04/12/17 (i) (r)	21,168	22,412
Panther CDO V BV, 0.36%, 10/15/84 (i) (p) (q), EUR	9,332	9,994
RASC Trust REMIC
0.35% - 0.86%, 02/25/35 - 09/25/36 (i)	20,301	17,883
0.34%, 11/25/36 (i)	15,107	13,844
Residential Accredit Loans Inc. Trust REMIC, 3.76%, 01/25/36 (i)	12,319	9,922
SpringCastle America Funding LLC, 2.70%, 05/25/23 (r)	17,520	17,627
Stone Tower CLO VI Ltd., 0.49%, 04/17/21 (i) (r)	10,734	10,636
Structured Asset Investment Loan Trust REMIC, 1.09%, 01/25/35 (i)	9,285	9,144
Wells Fargo Mortgage Backed Securities Trust, 2.68%, 01/25/35 - 07/25/36 (i)	12,418	12,118
Other Securities		262,304
Total Non-U.S. Government Agency Asset- Backed Securities (cost $662,926)		678,253

CORPORATE BONDS AND NOTES - 21.3%

CONSUMER DISCRETIONARY - 0.6%
Time Warner Inc., 3.15%, 07/15/15	15,581	15,597
Other Securities		10,449
		26,046
CONSUMER STAPLES - 0.5%
Reynolds American Inc.
3.25%, 06/12/20	100	101
4.45%, 06/12/25	16,600	16,953
5.85%, 08/15/45	1,300	1,367
Other Securities		5,020
		23,441
ENERGY - 2.7%
Petrobras Global Finance BV
1.90%, 05/20/16 (i)	2,600	2,561
2.00% - 3.25%, 05/20/16 - 03/17/17	5,100	5,021
2.64%, 03/17/17 (e) (i)	1,900	1,860
2.42% - 3.16%, 01/15/19 - 03/17/20 (i)	1,200	1,129
4.88%, 03/17/20 (e)	200	190
4.38%, 05/20/23	1,600	1,395
Petrobras International Finance Co.
3.50% - 6.13%, 01/27/16 - 02/06/17	4,500	4,494
5.88%, 03/01/18 (e)	1,300	1,326
8.38%, 12/10/18 (e)	700	764
7.88%, 03/15/19 (e)	18,400	19,540
5.38% - 5.75%, 01/20/20 - 01/27/21	2,400	2,347
Shell International Finance BV, 0.48%, 11/15/16 (i)	9,200	9,217
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 04/28/20 (r)	25,500	25,207
Statoil ASA, 0.74%, 11/08/18 (i)	29,300	29,260
Other Securities		15,994
		120,305
FINANCIALS - 14.1%
Ally Financial Inc.
3.50%, 07/18/16	7,220	7,328
5.50%, 02/15/17	16,000	16,680
4.75%, 09/10/18	2,065	2,130
Bank of America Corp.
6.50%, 08/01/16	8,460	8,923
4.13%, 01/22/24	2,800	2,868
Bank of America NA
0.74%, 11/14/16 (i)	67,900	67,933
0.70%, 05/08/17 (i)	4,300	4,293
6.00%, 10/15/36	3,200	3,791
Barclays Bank Plc
7.63%, 11/21/22	2,800	3,189
7.75%, 04/10/23 (i)	12,800	13,872
Bear Stearns Cos. LLC, 5.30%, 10/30/15	3,200	3,246
Cantor Fitzgerald LP, 6.50%, 06/17/22 (p) (q)	11,100	11,437
Citigroup Inc.
0.55% - 1.24%, 04/01/16 - 07/25/16 (i)	8,600	8,603
4.45%, 01/10/17	900	940
Credit Suisse, 0.59%, 03/11/16 (i)	15,900	15,893
Daimler Finance North America LLC
1.30%, 07/31/15 (r)	21,100	21,114
1.88%, 01/11/18 (r)	5,500	5,509
Ford Motor Credit Co. LLC
4.21% - 5.63%, 09/15/15 - 04/15/16	10,694	10,883
1.05%, 01/17/17 (i)	19,200	19,196
0.80%, 09/08/17 (i)	700	696
Goldman Sachs Group Inc.
3.70%, 08/01/15	20,443	20,495
0.90%, 06/04/17 (i)	1,100	1,098
3.50%, 01/23/25	8,470	8,202
3.75%, 05/22/25 (e)	9,900	9,755
ICICI Bank Ltd., 4.75%, 11/25/16 (r)	13,600	14,134
Intesa Sanpaolo SpA, 2.38%, 01/13/17	9,000	9,043
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (m)	6,500	6,452
1.10%, 10/15/15	12,362	12,373
3.15%, 07/05/16	1,600	1,632
1.07%, 05/30/17 (i), GBP	3,700	5,726
6.30%, 04/23/19	6,100	6,984
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,100	4,470
KBC Bank NV, 8.00%, 01/25/23	10,000	10,925

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
LBG Capital No.2 Plc, 15.00%, 12/21/19 (v), GBP	12,700	28,336
Lloyds Bank Plc
12.00% (callable at 100 beginning 12/16/24) (m) (p) (q)	2,000	2,860
3.50%, 05/14/25	9,900	9,705
Macquarie Bank Ltd., 6.63%, 04/07/21 (r)	16,100	18,424
Merrill Lynch & Co. Inc., 6.88%, 08/28/17 - 04/25/18	6,900	7,729
Northern Rock Plc, 5.63%, 06/22/17 (r)	16,000	17,337
SLM Corp.
8.45%, 06/15/18	11,002	12,227
5.50%, 01/15/19	100	102
Wells Fargo & Co.
7.98% (callable at 100 beginning 03/15/18) (m)	20,500	22,166
0.74%, 04/22/19 (i)	1,100	1,096
3.30%, 09/09/24 (e)	4,300	4,228
Wells Fargo Bank NA, 0.43%, 06/02/16 (i)	5,215	5,217
Other Securities		165,327
		634,567
HEALTH CARE - 0.6%
Other Securities		25,863

INDUSTRIALS - 0.3%
Other Securities		12,663

INFORMATION TECHNOLOGY - 0.3%
Baidu Inc., 3.00%, 06/30/20	11,300	11,268
Other Securities		2,230
		13,498
MATERIALS - 0.2%
Other Securities		8,724

TELECOMMUNICATION SERVICES - 1.1%
Verizon Communications Inc.
2.50%, 09/15/16	6,719	6,827
2.04%, 09/14/18 (i)	2,300	2,379
3.00% - 3.65%, 09/14/18 - 11/01/21	10,900	11,216
3.50%, 11/01/24	15,900	15,442
Other Securities		16,921
		52,785
UTILITIES - 0.9%
Dynegy Inc.
6.75%, 11/01/19 (r)	12,600	13,110
7.38% - 7.63%, 11/01/22 - 11/01/24 (r)	8,100	8,511
Other Securities		18,622
		40,243
Total Corporate Bonds and Notes (cost $957,557)		958,135

GOVERNMENT AND AGENCY OBLIGATIONS - 76.1%

GOVERNMENT SECURITIES - 45.6%
Federal Home Loan Mortgage Corp. - 2.2% (w)
Federal Home Loan Mortgage Corp.
1.00%, 09/29/17 (o)	18,100	18,139
0.75%, 01/12/18 (o)	54,100	53,819
1.75% - 3.75%, 03/27/19 - 05/30/19	6,300	6,749
1.25%, 10/02/19	20,100	19,816
		98,523
Federal National Mortgage Association - 0.1% (w)
Federal National Mortgage Association
0.88%, 12/20/17 - 05/21/18	2,400	2,389
1.88%, 09/18/18	1,000	1,022
		3,411
Municipals - 4.3%
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	13,800	17,353
Irvine Ranch Water District, 6.62%, 05/01/40	16,800	21,621
Los Angeles County Public Works Financing Authority, 7.62%, 08/01/40	9,000	12,311
State of California
7.50%, 04/01/34	7,600	10,561
7.95%, 03/01/36	10,100	12,224
7.55%, 04/01/39	7,900	11,420
7.60%, 11/01/40	16,800	24,548
Other Securities		81,966
		192,004
Sovereign - 7.8%
Brazil Letras do Tesouro Nacional
0.00%, 10/01/15 (j), BRL	339,700	105,552
0.00%, 01/01/16 (j), BRL	21,800	6,549
Bundesrepublik Deutschland
4.25%, 07/04/39, EUR	26,600	45,929
2.50% - 4.75%, 07/04/40 - 07/04/44, EUR	4,100	6,478
Federal Republic of Germany, 3.25%, 07/04/42, EUR	100	153
Mexico Bonos
8.00%, 06/11/20, MXN	431,100	30,658
10.00%, 12/05/24, MXN	77,600	6,322
7.75%, 05/29/31, MXN	7,400	525
Province of Ontario, Canada
1.00% - 5.50%, 07/22/16 - 06/02/18, CAD	1,800	1,738
1.60%, 09/21/16	66,200	66,957
3.00% - 4.40%, 07/16/18 - 06/02/22, CAD	15,800	14,122
1.65% - 4.40%, 09/27/19 - 04/14/20 (e)	11,300	12,219
Other Securities		51,469
		348,671
Treasury Inflation Index Securities - 15.3%
U.S. Treasury Inflation Indexed Note
0.13% - 1.25%, 04/15/20 - 01/15/22 (n) (o)	23,008	23,578
0.25% - 1.13%, 01/15/21 - 01/15/25 (n)	3,530	3,486
0.63%, 07/15/21 (n)	64,245	66,208
0.13%, 07/15/22 (n) (o)	42,698	42,301
0.38%, 07/15/23 (n)	11,387	11,405
2.38%, 01/15/25 (n)	129,159	151,550
2.00%, 01/15/26 (n)	88,094	100,812
2.38%, 01/15/27 (n)	98,903	117,911
1.75%, 01/15/28 (n)	80,750	91,128
0.75% - 3.88%, 04/15/28 - 02/15/45 (n)	20,603	19,908
2.50%, 01/15/29 (n)	47,717	58,568
		686,855
U.S. Treasury Securities - 15.9%
U.S. Treasury Bond
6.13%, 11/15/27	12,400	17,165
2.88% - 6.13%, 08/15/29 - 05/15/44	43,000	49,559
4.25%, 05/15/39	18,800	22,597
4.50%, 08/15/39	13,400	16,707
4.38%, 11/15/39	25,000	30,617
3.00%, 05/15/42	28,400	27,697
2.75%, 08/15/42	28,700	26,608
2.75%, 11/15/42	31,100	28,799
3.13%, 02/15/43	63,600	63,386
3.63%, 02/15/44	12,400	13,572
3.13%, 08/15/44	83,100	82,840
3.00%, 11/15/44	27,000	26,285
2.50%, 02/15/45	109,300	95,740
U.S. Treasury Note
0.63%, 09/30/17 (o)	17,000	16,948
2.00%, 08/31/21 (o)	500	501
2.25%, 11/15/24 (o)	121,700	120,749

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
2.13%, 05/15/25	75,900	74,400
		714,170
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 30.5%
Federal Home Loan Mortgage Corp. - 1.0%
Federal Home Loan Mortgage Corp.
6.00%, 03/01/16 - 08/01/16	1	1
5.50% - 6.00%, 05/01/26 - 08/15/40	14,524	16,355
2.55%, 07/01/27 (i)	1	1
4.50%, 07/15/45, TBA (g)	13,000	14,030
6.00%, 07/15/45, TBA (g)	1,000	1,133
REMIC, 7.00%, 05/15/23	84	94
REMIC, 0.23% - 1.35%, 11/15/30 - 02/25/45 (i)	756	754
REMIC, 3.50% - 4.50%, 03/15/34 - 01/15/42	11,994	12,686
		45,054
Federal National Mortgage Association - 27.6%
Federal National Mortgage Association
4.00% - 6.00%, 07/01/15 - 06/01/18	1,879	1,953
2.31% - 6.00%, 07/01/18 - 06/01/25	69,619	73,214
3.16%, 05/01/22	12,786	13,378
2.87% - 6.50%, 07/01/25 - 07/01/42	194,616	215,770
3.00%, 07/15/30, TBA (g)	44,000	45,519
3.50% - 4.50%, 07/15/30 - 07/15/45, TBA (g)	25,000	26,485
1.35% - 1.98%, 01/01/35 - 06/01/43 (i)	1,262	1,328
6.00%, 01/01/37	16	18
5.50%, 09/01/40	15,837	17,754
6.00%, 05/01/41	36,139	41,111
3.50%, 07/15/45, TBA (g)	144,000	148,115
5.50%, 07/15/45, TBA (g)	38,000	42,670
6.00%, 07/15/45, TBA (g)	14,000	15,914
3.00%, 08/15/45, TBA (g)	110,000	109,046
3.50%, 08/15/45, TBA (g)	102,000	104,644
4.00%, 08/15/45, TBA (g)	182,000	192,149
4.50%, 08/15/45, TBA (g)	61,000	65,804
5.00%, 08/15/45, TBA (g)	106,000	116,966
REMIC, 5.00% - 6.50%, 04/25/33 - 12/25/42	196	215
REMIC, 0.25% - 2.20%, 05/25/35 - 03/25/44 (i)	8,939	8,985
		1,241,038
Government National Mortgage Association - 1.6%
Government National Mortgage Association
1.63% - 2.00%, 05/20/26 - 02/20/32 (i)	110	113
5.00%, 02/15/38 - 07/15/41	21,869	24,284
5.00%, 04/15/39	13,408	14,876
3.00% - 3.50%, 07/15/45 - 08/15/45, TBA (g)	31,000	31,800
		71,073
Small Business Administration Participation Certificates - 0.3%
Other Securities		12,679
Total Government and Agency Obligations (cost $3,457,465)		3,413,478

PREFERRED STOCKS - 0.1%

FINANCIALS - 0.1%
Wells Fargo & Co., 7.50%, Series L (m) (v)	5	5,875
Total Preferred Stocks (cost $6,056)		5,875

PURCHASED OPTIONS - 0.1%
Call Swaption, 3-Month LIBOR versus 0.80% fixed, Expiration 01/19/16, MSC (q)	1,421	144
Call Swaption, 3-Month LIBOR versus 1.10% fixed, Expiration 01/29/16, BOA (q)	2,582	559
Call Swaption, 3-Month LIBOR versus 1.50% fixed, Expiration 01/29/16, MSC (q)	241	72
Call Swaption, 3-Month LIBOR versus 1.75% fixed, Expiration 01/29/16, MSC (q)	241	73
Call Swaption, 3-Month LIBOR versus 1.75% fixed, Expiration 07/30/15, CIT (q)	119	—
Call Swaption, 3-Month LIBOR versus 2.10% fixed, Expiration 01/30/18, JPM (q)	477	392
Put Swaption, 3-Month LIBOR versus 2.58% fixed, Expiration 05/12/16, MSC (q)	229	827
Put Swaption, 3-Month LIBOR versus 2.58% fixed, Expiration 05/23/16, MSC (q)	532	1,963
Total Purchased Options (cost $4,879)		4,030

TRUST PREFERREDS - 0.4%

FINANCIALS - 0.4%
GMAC Capital Trust I, 8.13%, (callable at 25 beginning 02/15/16)	740	19,225
Total Trust Preferreds (cost $18,500)		19,225

OTHER EQUITY INTERESTS - 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—

VARIABLE RATE SENIOR LOAN INTERESTS - 0.2% (i)

CONSUMER DISCRETIONARY - 0.1%
Other Securities		1,990

HEALTH CARE - 0.1%
Other Securities		5,835
Total Variable Rate Senior Loan Interests (cost $7,837)		7,825

SHORT TERM INVESTMENTS - 8.2%

Certificates of Deposit - 0.6%
Intesa Sanpaolo SpA, 1.66%, 04/11/16 (e) (i)	$14,900	14,935
Other Securities		11,460
		26,395
Commercial Paper - 2.0%
Ford Motor Credit Co. LLC, 0.82%, 09/03/15 (r)	6,000	5,994
Other Securities		82,780
		88,774
Federal Home Loan Bank - 0.2% (w)
Other Securities		7,097

Federal National Mortgage Association - 0.0% (w)
Federal National Mortgage Association, 0.10%, 10/14/15	400	400

Securities Lending Collateral - 1.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	44,895	44,895

Treasury Securities - 4.4%
Brazil Letras do Tesouro Nacional, 0.00%, 04/01/16 (j), BRL	650,600	189,143
U.S. Treasury Bill, 0.01%, 08/06/15 - 11/12/15 (o)	$9,467	9,467
		198,610
Total Short Term Investments (cost $359,698)		366,171

Total Investments - 121.5% (cost $5,474,918)		5,452,992
Other Assets and Liabilities, Net - (21.5%)		(965,225)
Total Net Assets - 100.0%		$4,487,767

See accompanying Notes to Financial Statements.

Portfolio Composition:	Percentage of Total Investments
Government Securities	37.5%
U.S. Government Agency MBS	25.1
Non-U.S. Government Agency ABS	12.4
Financials	12.1
Energy	2.2
Telecommunication Services	1.0
Utilities	0.7
Health Care	0.6
Consumer Discretionary	0.5
Consumer Staples	0.4
Information Technology	0.3
Industrials	0.2
Materials	0.2
Purchased Options	0.1
Short Term Investments	6.7
Total Investments	100.0%

JNL/PPM America Floating Rate Income Fund † *

	Shares/Par (t)	Value
CORPORATE BONDS AND NOTES - 4.5%

CONSUMER DISCRETIONARY - 0.7%
MGM Resorts International, 6.75%, 10/01/20	$804	$850
WideOpenWest Finance LLC, 10.25%, 07/15/19	1,000	1,068
Other Securities		9,653
		11,571
CONSUMER STAPLES - 0.5%
Other Securities		7,840

ENERGY - 1.0%
Other Securities		15,482

FINANCIALS - 0.4%
Other Securities		5,958

HEALTH CARE - 0.6%
Other Securities		10,071

INDUSTRIALS - 0.3%
Other Securities		4,120

INFORMATION TECHNOLOGY - 0.4%
First Data Corp., 7.38%, 06/15/19 (r)	268	278
Other Securities		6,704
		6,982
MATERIALS - 0.2%
Other Securities		3,394

TELECOMMUNICATION SERVICES - 0.1%
Other Securities		2,045

UTILITIES - 0.3%
Other Securities		4,918
Total Corporate Bonds and Notes (cost $74,822)		72,381

VARIABLE RATE SENIOR LOAN INTERESTS - 93.2% (i)

CONSUMER DISCRETIONARY - 28.6%
Acosta Inc. Term Loan, 4.25%, 09/26/21	6,875	6,847
Acosta Inc. Term Loan B, 0.00%, 09/26/21 (z)	900	896
Advantage Sales and Marketing Inc. 1st Lien New Term Loan
0.00%,07/11/21 (z)	900	895
4.25%, 07/11/21	6,551	6,514
Advantage Sales and Marketing, Inc. 2nd Lien Term Loan, 7.50%, 07/10/22	900	903
ARAMARK Corp. Extended Term Loan, 3.65%, 07/26/16	123	123
ARAMARK Corp. Term Loan
3.65%, 07/26/16	72	72
3.25%, 09/21/19	5,820	5,807
3.25%, 02/21/21	1,933	1,923
Citycenter Holdings LLC Term Loan B, 4.25%, 10/09/20	7,199	7,205
Clear Channel Communications Inc. Term Loan, 6.94%, 01/30/19	9,000	8,298
Formula One Holdings Term Loan
4.75%, 07/30/21	8,137	8,083
7.75%, 07/29/22	1,250	1,247
Hilton Worldwide Finance LLC Term Loan B-2, 3.50%, 09/23/20	7,007	7,008
Hilton Worldwide Inc. Term Loan B, 3.50%, 09/23/20	2,622	2,622
MGM Resorts International Term Loan B
3.50%, 12/20/19	482	478
3.50%, 12/20/19	5,140	5,101
3.50%, 12/20/19	1,400	1,389
Neiman Marcus Group Inc. Term Loan, 4.25%, 10/25/20	9,863	9,795
Numericable U.S. LLC Term Loan B-1, 4.50%, 04/25/20	3,734	3,742
Numericable U.S. LLC Term Loan B-2, 4.50%, 04/25/20	3,231	3,238
Party City Holdings Inc. Term Loan
4.00%, 07/27/19	257	256
4.00%, 07/27/19	289	288
4.00%, 07/27/19	2,049	2,045
4.00%, 07/27/19	2,295	2,290
4.00%, 07/27/19	2,286	2,281
Petsmart Inc. Covenant-Lite Term Loan B, 4.25%, 03/10/22	11,563	11,531
Scientific Games Corp. Term Loan
6.00%, 06/14/20	131	130
6.00%, 06/14/20	5,381	5,378
6.00%, 06/14/20	5,479	5,476
6.00%, 06/14/20	733	733
6.00%, 06/14/20	98	98
ServiceMaster Co. LLC Term Loan, 4.25%, 06/27/21	11,818	11,809
Univision Communications Inc. Incremental Term Loan, 4.00%, 03/01/20	9,683	9,604
Univision Communications Inc. Replacement 1st Lien Term Loan
0.00%,03/01/20 (z)	1,800	1,784
4.00%, 03/01/20	7,161	7,097
WideOpenWest Finance LLC US Term Loan B
0.00%,04/01/19 (z)	1,000	997
4.50%, 04/01/19	5,635	5,620
Ziggo BV Term Loan B-1
3.50%, 01/15/22	510	503
3.50%, 01/15/22	2,448	2,417
Ziggo BV Term Loan B-2, 3.50%, 01/15/22	1,906	1,882
Ziggo BV Term Loan B-3, 3.50%, 01/15/22	3,135	3,095
Other Securities		298,202
		455,702
CONSUMER STAPLES - 4.7%
Albertson’s LLC Delayed Draw Term Loan, 5.38%, 03/21/19	3,000	3,010
Albertson’s LLC Term Loan B-2, 5.38%, 05/21/19	3,288	3,299
Albertsons LLC Term Loan B-4, 5.50%, 08/10/21	4,489	4,506
BJ’s Wholesale Club Inc. Term Loan B, 4.50%, 11/01/19	7,401	7,387

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
U.S. Foodservice Inc. Term Loan, 4.50%, 03/31/19	6,860	6,866
Other Securities		49,540
		74,608
ENERGY - 5.0%
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21	5,129	4,172
Ocean Rig UDW Inc. Term Loan, 5.50%, 07/18/21	4,476	3,799
Other Securities		72,089
		80,060
FINANCIALS - 6.0%
Asurion LLC Incremental Term Loan, 4.25%, 06/20/20	4,630	4,609
Asurion LLC Term Loan
5.00%, 05/24/19	982	983
5.00%, 05/24/19	5,317	5,326
HUB International Ltd. Term Loan B, 4.00%, 09/17/20	7,900	7,836
INEOS Finance Plc Term Loan, 4.25%, 03/31/22	1,795	1,795
INEOS US Finance LLC New Term Loan, 3.75%, 05/14/18	8,490	8,458
Realogy Corp. Extended Term Loan, 4.40%, 10/10/16	33	33
Realogy Corp. Term Loan, 3.75%, 03/05/20	7,943	7,921
Other Securities		58,226
		95,187
HEALTH CARE - 11.4%
IMS Health Inc. New Term Loan B
3.50%, 03/17/21	961	955
3.50%, 03/17/21	3,635	3,612
3.50%, 03/17/21	3,048	3,029
Multiplan Inc. Term Loan, 3.75%, 03/21/21	12,001	11,920
Onex Carestream Finance LP 1st Lien Term Loan, 5.00%, 06/07/19	5,020	5,010
Onex Carestream Finance LP Term Loan, 9.50%, 12/05/19	1,879	1,862
Par Pharmaceutical Companies Inc. Term Loan, 4.00%, 09/28/19	9,041	9,031
Par Pharmaceutical Cos. Inc. Term Loan B-3, 4.25%, 09/28/19	1,791	1,789
Valeant Pharmaceuticals International Inc. Term Loan
3.50%, 02/13/19	4,719	4,706
3.50%, 12/11/19	853	850
4.00%, 03/13/22	2,737	2,733
4.00%, 03/13/22	3,558	3,552
Valeant Pharmaceuticals International Inc. Term Loan B, 3.50%, 07/08/20	2,787	2,774
Other Securities		129,168
		180,991
INDUSTRIALS - 12.9%
Brickman Group Holdings Inc. Term Loan, 4.00%, 12/15/20	8,388	8,325
DuPont Performance Coatings Inc. Term Loan, 3.75%, 02/03/20	9,375	9,358
Gates Global LLC US Term Loan, 4.25%, 06/12/21	9,434	9,280
Hamilton Sundstrand Corp. Term Loan, 4.00%, 12/13/19	9,233	8,896
RBS Global Inc. and Rexnord Corp. Term Loan B, 4.00%, 08/23/20	8,833	8,800
Other Securities		160,263
		204,922
INFORMATION TECHNOLOGY - 9.4%
Avaya Inc. Term Loan B-7, 6.25%, 04/30/20	7,356	7,102
BMC Software Finance Inc. Term Loan, 5.00%, 08/15/20	9,743	9,154
CDW LLC Incremental Term Loan, 3.25%, 04/24/20	970	961
CDW LLC Term Loan, 3.25%, 04/24/20	8,800	8,720
Dell Inc. Term Loan B-2
0.00%,04/29/20 (z)	1,000	1,000
4.00%, 04/29/20	7,868	7,866
First Data Corp. Extended Term Loan, 4.19%, 03/24/21	4,129	4,133
First Data Corp. Replacement Term Loan, 3.69%, 03/24/18	10,697	10,653
First Data Corp. Term Loan B, 3.69%, 09/24/18	1,000	996
Freescale Semiconductor Inc. Extended Term Loan B, 4.25%, 03/01/20	6,856	6,857
Freescale Semiconductor Inc. Term Loan B-5, 5.00%, 01/15/21	963	965
Infor Inc. Term Loan, 3.75%, 05/23/20	479	471
Other Securities		90,028
		148,906
MATERIALS - 10.4%
Berry Plastics Corp. Term Loan D
3.50%, 02/08/20	4	4
3.50%, 02/08/20	9,744	9,692
FMG Resources Pty Ltd. New Term Loan B, 3.75%, 06/30/19	12,701	11,252
Infor Inc. Term Loan, 3.75%, 06/03/20	6,976	6,874
Univar Inc. Term Loan B
0.00%,06/30/17 (z)	—	—
5.00%, 06/30/17	257	257
5.00%, 06/30/17	1,671	1,669
5.00%, 06/30/17	452	452
5.00%, 06/30/17	8,139	8,129
0.00%,06/25/22 (z)	11,700	11,682
Other Securities		116,174
		166,185
TELECOMMUNICATION SERVICES - 4.4%
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	9,628	9,546
Level 3 Communications Inc. Term Loan, 4.00%, 01/14/20	9,000	8,997
Level 3 Financing Inc. Term Loan B-II V2, 3.50%, 05/31/22	2,700	2,679
SBA Communications Inc. Term Loan, 3.25%, 03/24/21	6,930	6,858
Zayo Group LLC Term Loan B, 4.00%, 07/14/19	6,892	6,828
Other Securities		35,731
		70,639
UTILITIES - 0.4%
Other Securities		5,975
Total Variable Rate Senior Loan Interests (cost $1,515,485)		1,483,175

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
SHORT TERM INVESTMENTS - 5.7%
Investment Companies - 5.7%
State Street Institutional Liquid Reserves Fund, 0.10% (h)	90,039	90,039
Total Short Term Investments (cost $90,039)		90,039

Total Investments - 103.4% (cost $1,680,346)		1,645,595
Other Assets and Liabilities, Net - (3.4%)		(53,699)
Total Net Assets - 100.0%		$1,591,896

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	28.4%
Industrials	12.7
Health Care	11.6
Materials	10.3
Information Technology	9.5
Financials	6.1
Energy	5.8
Consumer Staples	5.0
Telecommunication Services	4.4
Utilities	0.7
Short Term Investments	5.5
Total Investments	100.0%

JNL/PPM America High Yield Bond Fund *

	Shares/Par (t)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.8%
Other Securities		23,625
Total Non-U.S. Government Agency Asset-Backed Securities (cost $23,197)		23,625

CORPORATE BONDS AND NOTES - 79.6%

CONSUMER DISCRETIONARY - 19.5%
AMC Networks Inc., 4.75%, 12/15/22	6,000	6,000
Beazer Homes USA Inc.
5.75%, 06/15/19 (e)	3,977	3,917
7.50%, 09/15/21	14,382	14,490
Caesars Entertainment Operating Co. Inc., 9.00%, 02/15/20 (c) (d)	10,000	8,150
CCO Holdings LLC
5.13%, 02/15/23	6,000	5,850
5.75%, 09/01/23 (e)	2,445	2,450
5.38%, 05/01/25 (r)	14,583	14,200
5.88%, 05/01/27 (e) (r)	6,000	5,857
General Motors Co.
4.88%, 10/02/23	5,000	5,265
4.00%, 04/01/25	10,000	9,833
5.20%, 04/01/45	6,438	6,383
General Motors Financial Co. Inc., 3.45%, 04/10/22	15,000	14,667
KB Home
7.00%, 12/15/21	1,943	2,006
7.50%, 09/15/22	4,421	4,598
7.63%, 05/15/23	9,461	9,887
MGM Resorts International
11.38%, 03/01/18	2,000	2,360
6.75%, 10/01/20	4,821	5,097
Neiman Marcus Group Ltd. Inc.
8.00%, 10/15/21 (r)	5,000	5,275
8.75%, 10/15/21 (r) (y)	10,000	10,737
Scientific Games International Inc.
6.63%, 05/15/21 (e)	15,000	11,625
10.00%, 12/01/22	10,000	9,631
WideOpenWest Finance LLC
10.25%, 07/15/19	14,175	15,132
13.38%, 10/15/19	9,475	10,304
Other Securities		366,575
		550,289
CONSUMER STAPLES - 4.0%
HJ Heinz Co.
4.25%, 10/15/20	12,036	12,292
4.88%, 02/15/25 (r)	5,000	5,444
3.95%, 07/15/25 (r)	8,769	8,818
5.20%, 07/15/45 (r)	4,823	4,935
Other Securities		79,989
		111,478
ENERGY - 14.6%
Caithness Brookhaven LLC, 6.75%, 07/20/26 (f) (q)	12,792	14,053
California Resources Corp.
5.50%, 09/15/21 (e)	11,599	10,048
6.00%, 11/15/24 (e)	8,896	7,639
Calumet Specialty Products Partners LP
6.50%, 04/15/21	10,000	9,850
7.63%, 01/15/22	4,000	4,080
7.75%, 04/15/23 (r)	6,000	6,165
Chaparral Energy Inc.
9.88%, 10/01/20	3,636	2,963
8.25%, 09/01/21	3,000	2,220
7.63%, 11/15/22	21,350	15,372
Citgo Holding Inc., 10.75%, 02/15/20 (r)	14,690	15,020
Energy Transfer Partners LP
4.05%, 03/15/25	2,396	2,260
4.90%, 03/15/35	10,000	8,997
5.15%, 03/15/45	4,322	3,806
EP Energy LLC
9.38%, 05/01/20 (e)	7,967	8,535
6.38%, 06/15/23 (r)	6,239	6,255
Halcon Resources Corp.
8.63%, 02/01/20 (e) (r)	2,661	2,628
9.75%, 07/15/20 (e)	10,017	6,736
8.88%, 05/15/21	7,000	4,602
Ithaca Energy Inc., 8.13%, 07/01/19 (r)	16,602	14,444
Linn Energy LLC
8.63%, 04/15/20	4,618	3,788
7.75%, 02/01/21	10,500	8,164
6.50%, 09/15/21	5,000	3,725
Transocean Inc.
6.88%, 12/15/21 (e) (l)	8,000	7,230
4.30%, 10/15/22 (e) (l)	6,625	5,002
7.50%, 04/15/31 (e)	7,000	5,600
Other Securities		233,321
		412,503
FINANCIALS - 9.4%
Ally Financial Inc.
3.50%, 01/27/19	5,000	4,963
3.75%, 11/18/19	10,000	9,925
4.13%, 03/30/20 (e)	10,000	9,981
4.63%, 05/19/22 (e)	5,000	4,938
4.63%, 03/30/25	5,000	4,778
Barclays Plc, 8.25%, (callable at 100 beginning 12/15/18) (m)	13,000	13,727
General Motors Financial Co. Inc.
3.15%, 01/15/20	4,000	4,016
4.00%, 01/15/25	10,000	9,852

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Goldman Sachs Group Inc.
5.38% (callable at 100 beginning 05/10/20) (m)	12,559	12,407
5.15%, 05/22/45	6,000	5,768
HSBC Holdings Plc
6.37% (callable at 100 beginning 03/30/25) (e) (m)	14,361	14,433
6.37% (callable at 100 beginning 09/17/24) (e) (m) (v)	4,952	4,964
International Lease Finance Corp.
8.25%, 12/15/20	3,003	3,566
4.63%, 04/15/21	9,897	9,996
8.63%, 01/15/22 (e)	3,000	3,660
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (m)	15,000	14,889
7.90% (callable at 100 beginning 04/30/18) (m)	1,464	1,549
Royal Bank of Scotland Group Plc, 5.13%, 05/28/24	15,337	15,298
Stena AB, 7.00%, 02/01/24 (e) (r)	8,993	8,678
Stena International SA, 5.75%, 03/01/24 (r)	7,500	6,975
Wells Fargo & Co., 5.87%, (callable at 100 beginning 06/15/25) (m)	8,046	8,237
Other Securities		93,542
		266,142
HEALTH CARE - 7.7%
HCA Inc.
6.50%, 02/15/16	4,000	4,122
3.75%, 03/15/19 (e)	3,115	3,138
4.25%, 10/15/19	4,831	4,946
6.50%, 02/15/20 (e)	6,571	7,343
7.50%, 02/15/22	3,000	3,442
4.75%, 05/01/23 (e)	9,739	9,861
5.88%, 05/01/23 (e)	6,000	6,375
5.38%, 02/01/25	5,000	5,050
Tenet Healthcare Corp.
5.00%, 03/01/19 (r)	4,800	4,800
6.00%, 10/01/20	2,281	2,432
8.13%, 04/01/22 (e)	7,855	8,601
Valeant Pharmaceuticals International Inc., 5.63%, 12/01/21 (r)	4,183	4,298
VRX Escrow Corp.
5.88%, 05/15/23 (r)	8,000	8,190
6.13%, 04/15/25 (r)	7,198	7,414
Other Securities		137,661
		217,673
INDUSTRIALS - 6.4%
Bombardier Inc.
6.00%, 10/15/22 (r)	11,863	10,528
6.13%, 01/15/23 (r)	2,604	2,311
7.50%, 03/15/25 (e) (r)	6,897	6,259
Meritor Inc.
6.75%, 06/15/21	6,500	6,646
6.25%, 02/15/24	12,919	12,758
Other Securities		143,321
		181,823
INFORMATION TECHNOLOGY - 4.2%
Micron Technology Inc.
5.25%, 08/01/23 (r)	10,000	9,587
5.25%, 01/15/24 (e) (r)	5,000	4,722
5.63%, 01/15/26 (r)	5,000	4,619
ViaSat Inc., 6.88%, 06/15/20	17,000	17,935
Other Securities		81,867
		118,730
MATERIALS - 6.2%
Cemex SAB de CV
7.25%, 01/15/21 (e) (r)	7,000	7,386
5.70%, 01/11/25 (e) (r)	11,719	11,176
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (e) (r)	12,859	10,850
6.88%, 04/01/22 (e) (r)	10,000	7,012
RPM International Inc, 5.25%, 06/01/45	15,000	14,227
Other Securities		122,885
		173,536
TELECOMMUNICATION SERVICES - 5.5%
Sprint Capital Corp.
6.90%, 05/01/19	3,000	3,060
6.88%, 11/15/28	15,000	12,862
T-Mobile USA Inc.
6.13%, 01/15/22 (e)	2,000	2,065
6.00%, 03/01/23	5,556	5,688
6.84%, 04/28/23 (e)	654	688
6.50%, 01/15/24 (e)	5,000	5,163
Zayo Group LLC, 6.00%, 04/01/23 (r)	14,111	13,937
Other Securities		111,781
		155,244
UTILITIES - 2.1%
AES Corp.
3.28%, 06/01/19 (i)	4,866	4,866
4.88%, 05/15/23 (e)	987	928
5.50%, 04/15/25	23,000	21,850
Other Securities		31,538
		59,182
Total Corporate Bonds and Notes (cost $2,372,844)		2,246,600

VARIABLE RATE SENIOR LOAN INTERESTS - 5.7% (i)

CONSUMER DISCRETIONARY - 2.2%
Caesars Entertainment Corp. Term Loan, 9.75%, 01/28/18 (c) (d)	2,239	1,946
Caesars Growth Properties Holdings LLC 1st Lien Term Loan, 6.25%, 04/10/21	4,712	3,986
Other Securities		56,944
		62,876
CONSUMER STAPLES - 0.4%
Other Securities		11,003

ENERGY - 1.5%
Other Securities		42,618

FINANCIALS - 0.4%
Other Securities		12,193

HEALTH CARE - 0.2%
Valeant Pharmaceuticals International Inc. Term Loan, 4.00%, 03/13/22	2,320	2,316
Other Securities		3,898
		6,214
INDUSTRIALS - 0.4%
Other Securities		11,143

MATERIALS - 0.6%
Other Securities		16,599
Total Variable Rate Senior Loan Interests (cost $167,640)		162,646

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 1.8%

GOVERNMENT SECURITIES - 1.8%
U.S. Treasury Securities - 1.8%
U.S. Treasury Bond, 2.50%, 02/15/45 (e)	57,200	50,104
Total Government and Agency Obligations (cost $51,078)		50,104

COMMON STOCKS - 6.7%

CONSUMER DISCRETIONARY - 2.0%
AMC Networks Inc. - Class A (c)	120	9,822
MGM Resorts International (c)	475	8,669
Other Securities		38,586
		57,077
CONSUMER STAPLES - 0.5%
Other Securities		14,659

ENERGY - 0.7%
Other Securities		19,857

FINANCIALS - 0.8%
JPMorgan Chase & Co.	100	6,776
Royal Bank of Scotland Group Plc - ADR (c) (e)	700	7,749
Wells Fargo & Co.	100	5,624
Other Securities		3,822
		23,971
HEALTH CARE - 0.9%
Valeant Pharmaceuticals International Inc. (c)	70	15,550
Other Securities		8,642
		24,192
INDUSTRIALS - 0.8%
Other Securities		23,583

INFORMATION TECHNOLOGY - 0.2%
Other Securities		4,840

MATERIALS - 0.7%
Other Securities		18,523

TELECOMMUNICATION SERVICES - 0.1%
Other Securities		3,160
Total Common Stocks (cost $169,248)		189,862

PREFERRED STOCKS - 1.1%

ENERGY - 0.4%
Other Securities		10,282

FINANCIALS - 0.7%
Ally Financial Inc., 7.00%, (callable at 1,000 beginning 08/24/15) (m) (r)	1	512
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (e) (m)	300	7,356
Wells Fargo & Co., 6.63%, (callable at 25 beginning 03/15/24) (m)	350	9,660
Other Securities		2,287
		19,815
Total Preferred Stocks (cost $33,005)		30,097

INVESTMENT COMPANIES - 1.7%
SPDR Barclays High Yield Bond ETF (e)	875	33,626
Other Securities		13,299
Total Investment Companies (cost $46,843)		46,925

OTHER EQUITY INTERESTS - 0.6%
Other Securities		16,882
Total Other Equity Interests (cost $17,469)		16,882

SHORT TERM INVESTMENTS - 9.6%

Investment Company - 0.6%
JNL Money Market Fund, 0.01% (a) (h)	17,689	17,689

Securities Lending Collateral - 9.0%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	254,916	254,916
Total Short Term Investments (cost $272,605)		272,605

Total Investments - 107.6% (cost $3,153,929)		3,039,346
Other Assets and Liabilities, Net - (7.6%)		(215,785)
Total Net Assets - 100.0%		$2,823,561

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	22.0%
Energy	16.0
Financials	10.6
Health Care	8.2
Industrials	7.3
Materials	6.9
Telecommunication Services	5.2
Consumer Staples	4.5
Information Technology	4.1
Utilities	2.3
Government Securities	1.6
Non-U.S. Government Agency ABS	0.8
Investment Companies	1.5
Short Term Investments	9.0
Total Investments	100.0%

JNL/PPM America Mid Cap Value Fund

	Shares/Par (t)	Value
COMMON STOCKS - 99.6%

CONSUMER DISCRETIONARY - 19.6%
American Axle & Manufacturing Holdings Inc. (c)	425	$8,876
Best Buy Co. Inc.	156	5,074
Foot Locker Inc.	146	9,750
Helen of Troy Ltd. (c)	78	7,604
Macy’s Inc.	141	9,500
Meredith Corp.	138	7,202
Newell Rubbermaid Inc.	142	5,834
Royal Caribbean Cruises Ltd.	111	8,766
Tupperware Brands Corp.	83	5,357
Viacom Inc. - Class B	55	3,581
		71,544
CONSUMER STAPLES - 2.5%
Ingredion Inc.	114	9,122

ENERGY - 7.9%
Diamond Offshore Drilling Inc. (e)	275	7,100
Helix Energy Solutions Group Inc. (c)	637	8,044
Patterson-UTI Energy Inc.	345	6,499
Superior Energy Services Inc.	349	7,339
		28,982
FINANCIALS - 19.1%
Allstate Corp.	110	7,162
American Financial Group Inc.	143	9,327

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Astoria Financial Corp.	611	8,426
FirstMerit Corp.	442	9,201
Hartford Financial Services Group Inc.	224	9,307
Janus Capital Group Inc.	479	8,200
Lincoln National Corp.	153	9,031
Reinsurance Group of America Inc.	97	9,155
		69,809
HEALTH CARE - 10.0%
Alere Inc. (c)	121	6,399
CIGNA Corp.	57	9,266
Health Net Inc. (c)	112	7,201
Hill-Rom Holdings Inc.	171	9,285
Lifepoint Health Inc. (c)	48	4,191
		36,342
INDUSTRIALS - 17.5%
Belden Inc.	92	7,433
Con-Way Inc.	90	3,446
Esterline Technologies Corp. (c)	80	7,627
GATX Corp.	101	5,384
Kennametal Inc.	265	9,045
Spirit Aerosystems Holdings Inc. - Class A (c)	169	9,286
Steelcase Inc. - Class A	400	7,568
Terex Corp.	351	8,158
Textron Inc.	135	6,029
		63,976
INFORMATION TECHNOLOGY - 9.5%
Applied Materials Inc.	378	7,257
Avnet Inc.	217	8,900
ExlService Holdings Inc. (c)	109	3,752
Fairchild Semiconductor International Inc. (c)	356	6,193
SYNNEX Corp.	46	3,396
Teradyne Inc.	278	5,363
		34,861
MATERIALS - 9.2%
Allegheny Technologies Inc.	112	3,379
Ashland Inc.	43	5,290
Nucor Corp.	74	3,274
Olin Corp.	250	6,746
Reliance Steel & Aluminum Co.	129	7,778
Steel Dynamics Inc.	347	7,186
		33,653
UTILITIES - 4.3%
Edison International	155	8,593
PNM Resources Inc.	290	7,136
		15,729
Total Common Stocks (cost $321,995)		364,018

SHORT TERM INVESTMENTS - 2.3%

Investment Companies - 0.8%
JNL Money Market Fund, 0.01% (a) (h)	3,097	3,097

Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	5,463	5,463
Total Short Term Investments (cost $8,560)		8,560

Total Investments - 101.9% (cost $330,555)		372,578
Other Assets and Liabilities, Net - (1.9%)		(7,008)
Total Net Assets - 100.0%		$365,570

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	19.2%
Financials	18.7
Industrials	17.2
Health Care	9.8
Information Technology	9.4
Materials	9.0
Energy	7.8
Utilities	4.2
Consumer Staples	2.4
Short Term Investments	2.3
Total Investments	100.0%

JNL/PPM America Small Cap Value Fund

	Shares/Par (t)	Value
COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 18.0%
American Axle & Manufacturing Holdings Inc. (c)	439	$9,171
Bob Evans Farms Inc.	165	8,444
Foot Locker Inc.	58	3,866
Helen of Troy Ltd. (c)	101	9,807
Jakks Pacific Inc. (c)	641	6,340
Meredith Corp.	180	9,382
Skechers U.S.A. Inc. - Class A (c)	36	3,909
Superior Industries International Inc.	498	9,113
Tupperware Brands Corp.	116	7,500
		67,532
CONSUMER STAPLES - 3.4%
Cott Corp.	823	8,044
Ingredion Inc.	58	4,653
		12,697
ENERGY - 7.9%
Helix Energy Solutions Group Inc. (c)	708	8,942
Patterson-UTI Energy Inc.	421	7,925
Superior Energy Services Inc.	417	8,763
W&T Offshore Inc.	712	3,900
		29,530
FINANCIALS - 13.2%
American Financial Group Inc.	104	6,777
Astoria Financial Corp.	686	9,457
FirstMerit Corp.	461	9,607
Independent Bank Corp.	200	9,383
Janus Capital Group Inc.	532	9,104
Reinsurance Group of America Inc.	55	5,218
		49,546
HEALTH CARE - 12.6%
Alere Inc. (c)	183	9,648
Greatbatch Inc. (c)	144	7,775
Health Net Inc. (c)	92	5,873
Hill-Rom Holdings Inc.	178	9,671
Lifepoint Health Inc. (c)	75	6,556
MedAssets Inc. (c)	353	7,794
		47,317
INDUSTRIALS - 23.1%
Aerojet Rocketdyne Holdings Inc. (c)	456	9,392
Apogee Enterprises Inc.	68	3,601
Belden Inc.	112	9,073
Con-Way Inc.	232	8,894
Esterline Technologies Corp. (c)	86	8,171
GATX Corp.	167	8,881

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Kennametal Inc.	266	9,069
SkyWest Inc.	548	8,244
Spirit Aerosystems Holdings Inc. - Class A (c)	67	3,692
Steelcase Inc. - Class A	500	9,455
Terex Corp.	363	8,442
		86,914
INFORMATION TECHNOLOGY - 12.3%
Benchmark Electronics Inc. (c)	425	9,254
ExlService Holdings Inc. (c)	274	9,471
Fairchild Semiconductor International Inc. (c)	426	7,402
Omnivision Technologies Inc. (c)	285	7,458
SYNNEX Corp.	124	9,039
Teradyne Inc.	182	3,513
		46,137
MATERIALS - 6.5%
Allegheny Technologies Inc.	110	3,316
Olin Corp.	335	9,023
Reliance Steel & Aluminum Co.	106	6,417
Steel Dynamics Inc.	283	5,852
		24,608
UTILITIES - 2.5%
PNM Resources Inc.	378	9,299
Total Common Stocks (cost $346,400)		373,580

SHORT TERM INVESTMENTS - 1.0%

Investment Companies - 1.0%
JNL Money Market Fund, 0.01% (a) (h)	3,737	3,737
Total Short Term Investments (cost $3,737)		3,737

Total Investments - 100.5% (cost $350,137)		377,317
Other Assets and Liabilities, Net - (0.5%)		(1,870)
Total Net Assets - 100.0%		$375,447

Portfolio Composition:	Percentage of Total Investments
Industrials	23.0%
Consumer Discretionary	17.9
Financials	13.1
Health Care	12.6
Information Technology	12.2
Energy	7.8
Materials	6.5
Consumer Staples	3.4
Utilities	2.5
Short Term Investments	1.0
Total Investments	100.0%

JNL/PPM America Value Equity Fund

	Shares/Par (t)	Value
COMMON STOCKS - 99.3%

CONSUMER DISCRETIONARY - 13.4%
Best Buy Co. Inc.	87	$2,850
Comcast Corp. - Class A	67	4,047
General Motors Co.	139	4,626
Macy’s Inc.	73	4,946
Newell Rubbermaid Inc.	65	2,664
Royal Caribbean Cruises Ltd.	25	1,967
Viacom Inc. - Class B	75	4,829
		25,929
CONSUMER STAPLES - 4.5%
Altria Group Inc.	51	2,489
Archer-Daniels-Midland Co.	87	4,205
CVS Health Corp.	19	2,014
		8,708
ENERGY - 14.3%
Apache Corp.	76	4,380
Chevron Corp.	50	4,775
Diamond Offshore Drilling Inc.	146	3,779
Halliburton Co.	87	3,726
National Oilwell Varco Inc.	91	4,398
Occidental Petroleum Corp.	63	4,861
Patterson-UTI Energy Inc.	94	1,772
		27,691
FINANCIALS - 25.5%
Allstate Corp.	63	4,061
Bank of America Corp.	226	3,840
Goldman Sachs Group Inc.	23	4,844
Hartford Financial Services Group Inc.	119	4,959
JPMorgan Chase & Co.	73	4,920
Lincoln National Corp.	83	4,927
Morgan Stanley	128	4,957
PNC Financial Services Group Inc.	45	4,314
Travelers Cos. Inc.	46	4,398
U.S. Bancorp	77	3,333
Wells Fargo & Co.	87	4,876
		49,429
HEALTH CARE - 12.3%
AbbVie Inc.	60	3,998
CIGNA Corp.	30	4,925
Gilead Sciences Inc.	42	4,871
Medtronic Plc	26	1,904
Merck & Co. Inc.	57	3,256
Pfizer Inc.	142	4,771
		23,725
INDUSTRIALS - 7.1%
Caterpillar Inc.	56	4,775
Lockheed Martin Corp.	13	2,324
Spirit Aerosystems Holdings Inc. - Class A (c)	52	2,877
Terex Corp.	79	1,825
Textron Inc.	43	1,923
		13,724
INFORMATION TECHNOLOGY - 14.0%
Apple Inc.	23	2,835
Applied Materials Inc.	200	3,838
Avnet Inc.	53	2,183
Cisco Systems Inc.	171	4,685
Hewlett-Packard Co.	125	3,754
Intel Corp.	113	3,425
International Business Machines Corp.	28	4,554
Microsoft Corp.	42	1,859
		27,133
MATERIALS - 4.0%
Allegheny Technologies Inc.	91	2,757
Ashland Inc.	16	1,889
Nucor Corp.	71	3,116
		7,762
TELECOMMUNICATION SERVICES - 2.6%
AT&T Inc.	144	5,108

UTILITIES - 1.6%
Edison International	56	3,107
Total Common Stocks (cost $164,553)		192,316

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
SHORT TERM INVESTMENTS - 0.4%

Investment Company - 0.4%
JNL Money Market Fund, 0.01% (a) (h)	670	670
Total Short Term Investments (cost $670)		670

Total Investments - 99.7% (cost $165,223)		192,986
Other Assets and Liabilities, Net - 0.3%		622
Total Net Assets - 100.0%		$193,608

Portfolio Composition:	Percentage of Total Investments
Financials	25.6%
Energy	14.4
Information Technology	14.1
Consumer Discretionary	13.4
Health Care	12.3
Industrials	7.1
Consumer Staples	4.5
Materials	4.0
Telecommunication Services	2.6
Utilities	1.6
Short Term Investments	0.4
Total Investments	100.0%

JNL/Red Rocks Listed Private Equity Fund

	Shares/Par (t)	Value
COMMON STOCKS - 96.7%

DIVERSIFIED - 13.3%

Holding Companies - Diversified - 13.3%
Ackermans & van Haaren NV	242	$34,398
Remgro Ltd.	602	12,654
Schouw & Co.	500	26,106
Wendel Investissement (e)	218	26,818
		99,976
FINANCIALS - 81.3%

Closed - End Funds - 31.5%
Castle Private Equity Ltd.	581	8,921
Electra Private Equity Plc	445	22,211
Graphite Enterprise Trust Plc	854	7,819
HarbourVest Global Private Equity Ltd.	3,625	48,492
HBM Healthcare Investments AG - Class A	186	21,151
HgCapital Trust Plc	1,536	26,571
Oakley Capital Investments Ltd.	6,582	16,651
Pantheon International LLC	345	6,899
Pantheon International LLC - Redeemable Shares	601	12,130
Riverstone Energy Ltd.	1,144	18,316
Standard Life European Private Equity Trust Plc	6,345	21,433
SVG Capital Plc (c)	3,352	25,511
		236,105
Diversified Financial Services - 14.3%
Blackstone Group LP	1,115	45,588
KKR & Co. LP	1,337	30,540
Onex Corp.	562	31,119
		107,247
Investment Companies - 8.8%
Apax Global Alpha Ltd. (c)	5,475	10,785
Ares Capital Corp.	442	7,282
Ares Management LP	404	7,469
Grand Parade Investments Ltd.	11,313	5,442
Hosken Consolidated Investments Ltd.	1,130	14,141
Investor AB	556	20,708
		65,827
Real Estate - 4.4%
Brookfield Asset Management Inc. - Class A	944	32,975

Venture Capital - 22.3%
3i Group Plc	4,233	34,344
Altamir Amboise	1,282	14,928
Apollo Global Management LLC - Class A	329	7,287
Aurelius AG	837	35,783
Carlyle Group LP	1,016	28,592
Eurazeo	462	30,675
IP Group Plc (c)	3,202	10,390
mutares AG	49	5,619
		167,618
INDUSTRIALS - 2.1%

Miscellaneous Manufacturers - 2.1%
Danaher Corp.	183	15,662

Total Common Stocks (cost $560,359)		725,410

SHORT TERM INVESTMENTS - 3.3%

Investment Companies - 3.2%
JNL Money Market Fund, 0.01% (a) (h)	23,556	23,556

Securities Lending Collateral - 0.1%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	653	653
Total Short Term Investments (cost $24,209)		24,209

Total Investments - 100.0% (cost $584,568)		749,619
Other Assets and Liabilities, Net - (0.0% )		259
Total Net Assets - 100.0%		$749,878

Portfolio Composition:	Percentage of Total Investments
Financials	81.4%
Diversified	13.3
Industrials	2.1
Short Term Investments	3.2
Total Investments	100.0%

JNL/S&P Competitive Advantage Fund

	Shares/Par (t)	Value
COMMON STOCKS - 99.6%

CONSUMER DISCRETIONARY - 52.7%
Coach Inc.	2,757	$95,411
Delphi Automotive Plc	1,365	116,159
Dollar Tree Inc. (c)	1,465	115,704
Fossil Group Inc. (c) (e)	905	62,768
Gap Inc. (e)	2,524	96,338
H&R Block Inc.	2,972	88,134
Home Depot Inc.	1,006	111,847
Michael Kors Holdings Ltd. (c)	1,357	57,129
Netflix Inc. (c)	291	191,269
O’Reilly Automotive Inc. (c)	548	123,893
Ross Stores Inc.	2,208	107,311
Scripps Networks Interactive Inc. (e)	1,277	83,500
Starbucks Corp.	2,462	131,990
TJX Cos. Inc.	1,526	100,953
Tractor Supply Co. (e)	1,302	117,125
		1,599,531
CONSUMER STAPLES - 10.3%
Campbell Soup Co. (e)	2,209	105,239
Estee Lauder Cos. Inc. - Class A	1,350	116,955

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Kimberly-Clark Corp.	859	90,984
		313,178
HEALTH CARE - 3.8%
Gilead Sciences Inc.	990	115,879

INDUSTRIALS - 15.9%
Boeing Co.	752	104,276
CH Robinson Worldwide Inc. (e)	1,372	85,629
Fastenal Co. (e)	2,240	94,500
Robert Half International Inc.	1,783	98,930
WW Grainger Inc.	410	97,134
		480,469
INFORMATION TECHNOLOGY - 16.9%
Apple Inc.	865	108,474
International Business Machines Corp.	616	100,208
Intuit Inc.	1,057	106,550
Linear Technology Corp.	2,190	96,847
Paychex Inc.	2,104	98,635
		510,714
Total Common Stocks (cost $2,804,990)		3,019,771

SHORT TERM INVESTMENTS - 6.8%

Investment Companies - 0.7%
JNL Money Market Fund, 0.01% (a) (h)	21,307	21,307

Securities Lending Collateral - 6.1%
Repurchase Agreement with MLP, 0.37% (collateralized by various publicly traded domestic equities with a value of $49,500) acquired on 06/01/15, due 08/31/15 at $45,042 (q)	$45,000	45,000
Repurchase Agreement with MSC, 0.35% (collateralized by various publicly traded domestic equities with a value of $22,008) acquired on 06/30/15, due 09/30/15 at $20,018 (q)	20,000	20,000
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	119,801	119,801
		184,801
Total Short Term Investments (cost $206,108)		206,108

Total Investments - 106.4% (cost $3,011,098)		3,225,879
Other Assets and Liabilities, Net - (6.4%)		(192,956)
Total Net Assets - 100.0%		$3,032,923

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	49.6%
Information Technology	15.8
Industrials	14.9
Consumer Staples	9.7
Health Care	3.6
Short Term Investments	6.4
Total Investments	100.0%

JNL/S&P Dividend Income & Growth Fund

	Shares/Par (t)	Value
COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 10.2%
Mattel Inc. (e)	5,010	$128,719
McDonald’s Corp.	1,593	151,485
Target Corp.	2,104	171,758
		451,962
CONSUMER STAPLES - 10.1%
Altria Group Inc.	3,034	148,404
General Mills Inc.	2,909	162,079
Sysco Corp.	3,806	137,379
		447,862
ENERGY - 9.5%
Chevron Corp.	1,362	131,381
ConocoPhillips Co.	2,245	137,879
Occidental Petroleum Corp.	1,915	148,942
		418,202
FINANCIALS - 9.2%
HCP Inc.	3,373	122,998
Kimco Realty Corp.	5,934	133,760
Public Storage	822	151,547
		408,305
HEALTH CARE - 11.2%
Baxter International Inc.	2,088	146,026
Eli Lilly & Co.	2,234	186,522
Pfizer Inc.	4,897	164,189
		496,737
INDUSTRIALS - 10.2%
General Electric Co.	5,883	156,322
Lockheed Martin Corp.	796	148,020
Waste Management Inc.	3,138	145,442
		449,784
INFORMATION TECHNOLOGY - 11.0%
Analog Devices Inc.	2,800	179,741
Cisco Systems Inc.	5,549	152,372
International Business Machines Corp.	945	153,668
		485,781
MATERIALS - 9.6%
Air Products & Chemicals Inc.	1,063	145,388
E.I. du Pont de Nemours & Co.	2,147	137,319
Praxair Inc.	1,193	142,611
		425,318
TELECOMMUNICATION SERVICES - 9.2%
AT&T Inc. (e)	4,354	154,639
CenturyLink Inc. (e)	3,728	109,516
Verizon Communications Inc.	3,051	142,199
		406,354
UTILITIES - 9.3%
Consolidated Edison Inc.	2,399	138,860
Pinnacle West Capital Corp.	2,393	136,114
Southern Co. (e)	3,211	134,553
		409,527
Total Common Stocks (cost $4,283,213)		4,399,832

SHORT TERM INVESTMENTS - 3.5%

Investment Companies - 0.4%
JNL Money Market Fund, 0.01% (a) (h)	16,740	16,740

Securities Lending Collateral - 3.1%
Repurchase Agreement with MLP, 0.37% (collateralized by various publicly traded domestic equities with a value of $99,000) acquired on 06/01/15, due 08/31/15 at $90,084 (q)	$90,000	90,000

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Repurchase Agreement with MSC, 0.35% (collateralized by various publicly traded domestic equities with a value of $22,008) acquired on 06/30/15, due 09/30/15 at $20,018 (q)	20,000	20,000
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	27,616	27,616
		137,616
Total Short Term Investments (cost $154,356)		154,356

Total Investments - 103.0% (cost $4,437,569)		4,554,188
Other Assets and Liabilities, Net - (3.0%)		(133,801)
Total Net Assets - 100.0%		$4,420,387

Portfolio Composition:	Percentage of Total Investments
Health Care	10.9%
Information Technology	10.7
Consumer Discretionary	9.9
Industrials	9.9
Consumer Staples	9.8
Materials	9.3
Energy	9.2
Utilities	9.0
Financials	9.0
Telecommunication Services	8.9
Short Term Investments	3.4
Total Investments	100.0%

JNL/S&P International 5 Fund *

	Shares/Par (t)	Value
COMMON STOCKS - 99.3%

AUSTRALIA - 8.5%
Other Securities		13,973

BELGIUM - 1.4%
Umicore	32	1,516
Other Securities		737
		2,253
CANADA - 8.5%
Magna International Inc.	24	1,370
Sun Life Financial Inc.	43	1,449
Other Securities		11,120
		13,939
DENMARK - 2.9%
A P Moller - Maersk A/S - Class A	—	824
A P Moller - Maersk A/S - Class B	1	1,213
Pandora A/S	17	1,817
Other Securities		954
		4,808
FINLAND - 2.9%
Kone Oyj - Class B	33	1,343
Sampo Oyj	31	1,447
Other Securities		2,010
		4,800
FRANCE - 5.6%
Compagnie Generale des Etablissements Michelin	16	1,719
Sanofi SA	16	1,554
Unibail-Rodamco SE	5	1,335
Vivendi SA	63	1,601
Other Securities		3,101
		9,310
GERMANY - 3.3%
Allianz SE	9	1,439
Muenchener Rueckversicherungs AG	7	1,319
Siemens AG	14	1,407
Other Securities		1,282
		5,447
HONG KONG - 1.8%
Experian Plc	75	1,357
Other Securities		1,544
		2,901
ISRAEL - 0.6%
Other Securities		1,036

ITALY - 3.4%
Assicurazioni Generali SpA	75	1,349
Atlantia SpA	59	1,463
Mediaset SpA	338	1,629
Other Securities		1,150
		5,591
JAPAN - 23.2%
AEON Co. Ltd.	104	1,481
Daiichi Sankyo Co. Ltd.	71	1,316
Dena Co. Ltd.	83	1,634
Sekisui House Ltd.	82	1,305
Other Securities		32,576
		38,312
LUXEMBOURG - 0.6%
Other Securities		1,007

NETHERLANDS - 4.6%
Aegon NV	199	1,465
Koninklijke Ahold NV	82	1,535
Randstad Holding NV	26	1,696
Unilever NV - CVA	36	1,485
Wolters Kluwer NV	48	1,419
		7,600
NEW ZEALAND - 0.4%
Other Securities		655

NORWAY - 1.0%
Telenor ASA	76	1,670

PORTUGAL - 0.8%
Energias de Portugal SA	354	1,348

SINGAPORE - 1.1%
Other Securities		1,738

SOUTH KOREA - 1.9%
Other Securities		3,208

SPAIN - 2.6%
Ferrovial SA	73	1,593
Telefonica SA	99	1,408
Other Securities		1,214
		4,215
SWEDEN - 6.4%
Electrolux AB	47	1,479
Skandinaviska Enskilda Banken AB - Class A	123	1,579
Swedish Match AB	50	1,409
Tele2 AB - Class B	132	1,535
TeliaSonera AB	246	1,450

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Other Securities		3,180
		10,632
SWITZERLAND - 2.2%
Swiss Re AG	17	1,489
Zurich Financial Services AG	5	1,468
Other Securities		689
		3,646
UNITED KINGDOM - 15.0%
AstraZeneca Plc	22	1,419
BP Plc	223	1,483
British American Tobacco Plc	26	1,421
Centrica Plc	407	1,691
GlaxoSmithKline Plc	64	1,340
Imperial Tobacco Group Plc	32	1,541
Kingfisher Plc	278	1,515
Legal & General Group Plc	361	1,410
Marks & Spencer Group Plc	199	1,677
National Grid Plc	112	1,447
Rolls-Royce Holdings Plc	106	1,449
Scottish & Southern Energy Plc	64	1,547
Other Securities		6,742
		24,682
UNITED STATES OF AMERICA - 0.6%
Other Securities		1,063

Total Common Stocks (cost $170,026)		163,834

SHORT TERM INVESTMENTS - 0.6%

Investment Companies - 0.6%
JNL Money Market Fund, 0.01% (a) (h)	941	941
Total Short Term Investments (cost $941)		941

Total Investments - 99.9% (cost $170,967)		164,775
Other Assets and Liabilities, Net - 0.1%		241
Total Net Assets - 100.0%		$165,016

Portfolio Composition:	Percentage of Total Investments
Industrials	18.4%
Financials	18.3
Consumer Discretionary	17.5
Telecommunication Services	9.8
Consumer Staples	7.8
Utilities	7.3
Materials	6.9
Health Care	5.4
Energy	4.1
Information Technology	3.9
Short Term Investments	0.6
Total Investments	100.0%

JNL/S&P Intrinsic Value Fund

	Shares/Par (t)	Value
COMMON STOCKS - 99.6%

CONSUMER DISCRETIONARY - 25.3%
Bed Bath & Beyond Inc. (c)	1,288	$88,867
Expedia Inc.	1,086	118,760
GameStop Corp. - Class A (e)	2,636	113,235
Kohl’s Corp.	1,642	102,803
Macy’s Inc.	1,495	100,859
Staples Inc.	6,800	104,108
Viacom Inc. - Class B	1,274	82,374
		711,006
CONSUMER STAPLES - 3.1%
Archer-Daniels-Midland Co.	1,791	86,381

ENERGY - 4.3%
Valero Energy Corp.	1,931	120,897

HEALTH CARE - 16.1%
Aetna Inc.	1,078	137,464
Anthem Inc.	739	121,311
CR Bard Inc.	556	94,843
Pfizer Inc.	3,006	100,780
		454,398
INDUSTRIALS - 14.6%
Caterpillar Inc.	955	80,974
General Dynamics Corp.	657	93,118
Joy Global Inc.	1,869	67,669
L-3 Communications Holdings Inc.	759	86,006
Pitney Bowes Inc.	3,928	81,741
		409,508
INFORMATION TECHNOLOGY - 30.3%
CA Inc.	3,042	89,109
Cisco Systems Inc.	3,406	93,523
Computer Sciences Corp.	1,487	97,624
Corning Inc.	4,519	89,155
EMC Corp.	3,120	82,343
Hewlett-Packard Co.	2,452	73,575
International Business Machines Corp.	582	94,619
NetApp Inc.	2,240	70,683
Oracle Corp.	2,233	90,003
Xerox Corp.	6,836	72,731
		853,365
MATERIALS - 3.5%
Ball Corp.	1,394	97,809

TELECOMMUNICATION SERVICES - 2.4%
CenturyLink Inc.	2,288	67,215

Total Common Stocks (cost $2,708,070)		2,800,579

SHORT TERM INVESTMENTS - 4.8%

Investment Companies - 0.8%
JNL Money Market Fund, 0.01% (a) (h)	23,084	23,084

Securities Lending Collateral - 4.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	112,178	112,178
Total Short Term Investments (cost $135,262)		135,262

Total Investments - 104.4% (cost $2,843,332)		2,935,841
Other Assets and Liabilities, Net - (4.4%)		(123,969)
Total Net Assets - 100.0%		$2,811,872

Portfolio Composition:	Percentage of Total Investments
Information Technology	29.1%
Consumer Discretionary	24.2
Health Care	15.5
Industrials	14.0
Energy	4.1
Materials	3.3
Consumer Staples	2.9
Telecommunication Services	2.3
Short Term Investments	4.6
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/S&P Mid 3 Fund

	Shares/Par (t)	Value
COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 25.0%
Big Lots Inc.	537	$24,148
Brinker International Inc.	287	16,556
Cheesecake Factory Inc.	319	17,407
Chico’s FAS Inc.	1,088	18,098
Dana Holding Corp.	753	15,498
Dick’s Sporting Goods Inc.	293	15,155
Foot Locker Inc.	123	8,255
Thor Industries Inc.	71	4,000
Tupperware Brands Corp.	112	7,233
Williams-Sonoma Inc.	99	8,148
		134,498
CONSUMER STAPLES - 1.4%
Church & Dwight Co. Inc.	93	7,523

ENERGY - 9.7%
Dril-Quip Inc. (c)	110	8,286
Oceaneering International Inc.	466	21,695
Oil States International Inc. (c)	184	6,852
Superior Energy Services Inc.	722	15,196
		52,029
FINANCIALS - 10.8%
Alleghany Corp. (c)	13	6,114
American Financial Group Inc.	59	3,813
Aspen Insurance Holdings Ltd.	40	1,910
Everest Re Group Ltd.	46	8,452
Federated Investors Inc. - Class B	88	2,932
Hospitality Properties Trust	102	2,928
Primerica Inc.	70	3,203
Raymond James Financial Inc.	145	8,640
Reinsurance Group of America Inc.	83	7,896
Waddell & Reed Financial Inc.	163	7,709
WR Berkley Corp.	87	4,538
		58,135
HEALTH CARE - 9.3%
Community Health Systems Inc. (c) (e)	152	9,595
Idexx Laboratories Inc. (c)	102	6,546
Lifepoint Health Inc. (c)	118	10,290
MEDNAX Inc. (c)	112	8,296
United Therapeutics Corp. (c)	52	8,976
VCI Inc. (c)	117	6,378
		50,081
INDUSTRIALS - 16.2%
Alaska Air Group Inc.	120	7,761
Deluxe Corp.	68	4,217
Donaldson Co. Inc. (e)	171	6,131
Huntington Ingalls Industries Inc.	131	14,718
ITT Corp.	102	4,257
Kennametal Inc.	120	4,108
Landstar System Inc.	95	6,338
Lincoln Electric Holdings Inc.	248	15,079
Old Dominion Freight Line Inc. (c)	114	7,854
RR Donnelley & Sons Co.	552	9,626
Wabtec Corp.	78	7,316
		87,405
INFORMATION TECHNOLOGY - 20.5%
Arris Group Inc. (c)	255	7,814
CommVault Systems Inc. (c)	96	4,089
Gartner Inc. (c)	75	6,447
Integrated Device Technology Inc. (c)	329	7,143
Jack Henry & Associates Inc.	114	7,398
Keysight Technologies Inc. (c)	298	9,305
Leidos Holdings Inc.	43	1,735
Lexmark International Inc.	322	14,242
NeuStar Inc. - Class A (c) (e)	277	8,078
Polycom Inc. (c)	135	1,541
PTC Inc. (c)	180	7,392
Rackspace Hosting Inc. (c)	194	7,223
Rovi Corp. (c) (e)	578	9,221
SolarWinds Inc. (c)	92	4,221
Teradyne Inc.	766	14,783
		110,632
MATERIALS - 6.8%
AptarGroup Inc.	28	1,781
Ashland Inc.	129	15,700
Cabot Corp.	43	1,618
Sensient Technologies Corp.	29	1,962
Steel Dynamics Inc.	386	8,005
Valspar Corp.	92	7,556
		36,622
Total Common Stocks (cost $551,169)		536,925

SHORT TERM INVESTMENTS - 3.7%

Investment Companies - 1.1%
JNL Money Market Fund, 0.01% (a) (h)	5,910	5,910

Securities Lending Collateral - 2.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	14,060	14,060
Total Short Term Investments (cost $19,970)		19,970

Total Investments - 103.4% (cost $571,139)		556,895
Other Assets and Liabilities, Net - (3.4%)		(18,378)
Total Net Assets - 100.0%		$538,517

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	24.2%
Information Technology	19.9
Industrials	15.7
Financials	10.4
Energy	9.3
Health Care	9.0
Materials	6.6
Consumer Staples	1.3
Short Term Investments	3.6
Total Investments	100.0%

JNL/S&P Total Yield Fund

	Shares/Par (t)	Value
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 25.5%
Cablevision Systems Corp. - Class A (e)	3,377	$80,855
CBS Corp.	1,240	68,806
Darden Restaurants Inc.	1,175	83,554
Kohl’s Corp.	1,174	73,492
Staples Inc.	4,868	74,534
Urban Outfitters Inc. (c)	2,162	75,657
Viacom Inc. - Class B	908	58,722
		515,620
CONSUMER STAPLES - 11.3%
ConAgra Foods Inc.	1,857	81,191
Mondelez International Inc.	1,733	71,289

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Reynolds American Inc.	1,029	76,797
		229,277
ENERGY - 15.9%
Apache Corp.	1,060	61,093
Cameron International Corp. (c)	1,357	71,043
Hess Corp.	914	61,159
Marathon Oil Corp.	2,333	61,925
Occidental Petroleum Corp.	848	65,936
		321,156
FINANCIALS - 13.1%
Allstate Corp.	1,000	64,897
Assurant Inc.	1,000	67,009
Starwood Hotels & Resorts Worldwide Inc.	872	70,749
Travelers Cos. Inc.	645	62,345
		265,000
INDUSTRIALS - 12.6%
Boeing Co.	511	70,860
Joy Global Inc.	1,340	48,507
Northrop Grumman Systems Corp.	487	77,302
Pitney Bowes Inc.	2,800	58,269
		254,938
INFORMATION TECHNOLOGY - 19.0%
Computer Sciences Corp.	1,063	69,783
Corning Inc.	3,230	63,719
Hewlett-Packard Co.	1,747	52,438
Juniper Networks Inc.	3,107	80,695
Linear Technology Corp.	1,488	65,817
Xerox Corp.	4,872	51,840
		384,292
MATERIALS - 2.3%
Freeport-McMoran Inc. - Class B	2,572	47,894
Total Common Stocks (cost $2,039,754)		2,018,177

SHORT TERM INVESTMENTS - 3.8%

Investment Companies - 0.6%
JNL Money Market Fund, 0.01% (a) (h)	12,418	12,418

Securities Lending Collateral - 3.2%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	63,707	63,707
Total Short Term Investments (cost $76,125)		76,125

Total Investments - 103.5% (cost $2,115,879)		2,094,302
Other Assets and Liabilities, Net - (3.5%)		(70,214)
Total Net Assets - 100.0%		$2,024,088

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	24.6%
Information Technology	18.4
Energy	15.3
Financials	12.7
Industrials	12.2
Consumer Staples	10.9
Materials	2.3
Short Term Investments	3.6
Total Investments	100.0%

JNL/Scout Unconstrained Bond Fund

	Shares/Par (t)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 5.3%
Ally Auto Receivables Trust, 0.68%, 06/15/16	$2,174	$2,173
AmeriCredit Automobile Receivables Trust, 0.61%, 10/10/17	2,396	2,396
Bank of The West Auto Trust, 1.09%, 10/15/17 (r)	5,285	5,288
Countrywide Asset-Backed Certificates REMIC
0.41%, 10/25/36 (i)	1,277	1,257
0.44%, 05/25/37 (i)	1,506	1,428
Hertz Vehicle Financing LLC, 1.12%, 08/25/16 (r)	5,580	5,582
Home Equity Loan Trust REMIC, 5.55%, 11/25/27 (i)	2,918	1,913
Honda Auto Receivables Owner Trust, 0.88%, 07/15/17	4,405	4,408
Huntington Auto Trust, 0.51%, 12/15/15	1,360	1,360
IndyMac Home Equity Loan Trust, 0.39%, 10/28/36 (i)	1,302	1,283
Merrill Lynch Mortgage Trust REMIC, 5.46%, 11/12/37 (i)	375	375
ML-CFC Commercial Mortgage Trust REMIC, 5.65%, 01/12/16 (i)	2,909	2,948
MSCC Heloc Trust REMIC, 0.29%, 12/25/31 (i)	2,323	2,217
Nissan Auto Receivables Owner Trust, 0.84%, 10/15/16	4,939	4,940
U.S. Airways Pass-Through Trust, 5.90%, 10/01/24	1,552	1,738
Total Non-U.S. Government Agency Asset- Backed Securities (cost $39,454)		39,306

CORPORATE BONDS AND NOTES - 39.8%

CONSUMER DISCRETIONARY - 0.1%
Johnson Controls Inc., 1.40%, 11/02/17	1,125	1,120

ENERGY - 3.2%
BP Capital Markets Plc, 3.51%, 03/17/25	3,625	3,569
Ensco Plc, 5.75%, 10/01/44	2,650	2,354
Petrobras Global Finance BV, 6.25%, 03/17/24 (e)	2,415	2,332
Petroleos de Venezuela SA
6.00%, 11/15/26	15,670	5,524
5.38%, 04/12/27	6,400	2,192
Petroleos Mexicanos
3.50%, 07/23/20 (e) (r)	3,175	3,210
4.50%, 01/23/26 (r)	1,930	1,886
5.63%, 01/23/46 (r)	1,650	1,541
Transocean Inc., 4.30%, 10/15/22 (e) (l)	1,100	830
		23,438
FINANCIALS - 34.2%
AIG Global Funding, 1.65%, 12/15/17 (r)	3,395	3,399
Ally Financial Inc.
3.13%, 01/15/16	8,800	8,833
5.50%, 02/15/17	6,600	6,881
3.60%, 05/21/18	4,075	4,078
American Honda Finance Corp., 1.20%, 07/14/17	3,775	3,777
American International Group Inc., 5.05%, 10/01/15	4,250	4,293
Bank of America Corp.
1.50%, 10/09/15	6,900	6,916
1.25%, 01/11/16	10,300	10,325
2.60%, 01/15/19	3,450	3,485

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Bank of America NA
1.65%, 03/26/18	2,175	2,171
1.75%, 06/05/18	5,420	5,406
Barclays Plc
2.00%, 03/16/18	3,275	3,268
2.75%, 11/08/19	3,400	3,376
Branch Banking & Trust Co., 1.35%, 10/01/17	3,425	3,421
Capital One NA, 1.65%, 02/05/18	3,775	3,751
Citigroup Inc.
4.59%, 12/15/15	3,150	3,203
1.35%, 03/10/17	4,150	4,146
1.55%, 08/14/17	14,250	14,223
1.85%, 11/24/17	6,975	6,991
1.80%, 02/05/18	5,375	5,360
CNH Industrial Capital LLC, 3.88%, 07/16/18 (r)	1,150	1,151
Credit Suisse
1.38%, 05/26/17	3,710	3,707
1.75%, 01/29/18	1,780	1,772
1.70%, 04/27/18	4,425	4,406
Daimler Finance North America LLC
1.25%, 01/11/16 (r)	1,299	1,303
1.45%, 08/01/16 (r)	2,700	2,710
Deutsche Bank AG, 1.88%, 02/13/18	3,300	3,288
Ford Motor Credit Co. LLC
4.21%, 04/15/16	7,735	7,910
3.98%, 06/15/16	9,570	9,793
4.25%, 02/03/17	9,312	9,678
2.24%, 06/15/18	2,720	2,720
2.88%, 10/01/18	5,200	5,280
General Electric Capital Corp.
3.35%, 10/17/16	9,219	9,509
1.25%, 05/15/17	4,575	4,585
Goldman Sachs Group Inc.
3.70%, 08/01/15	1,100	1,103
1.60%, 11/23/15	10,400	10,436
1.48%, 04/30/18 (i)	3,000	3,032
JPMorgan Chase & Co.
3.45%, 03/01/16	14,245	14,486
2.75%, 06/23/20	2,290	2,288
Manufacturers & Traders Trust Co., 1.40%, 07/25/17	5,405	5,397
Morgan Stanley, 3.80%, 04/29/16	14,050	14,358
New York Life Global Funding, 1.45%, 12/15/17 (r)	2,225	2,223
Prudential Financial Inc.
5.50%, 03/15/16	2,178	2,247
3.00%, 05/12/16	3,800	3,864
Reliance Standard Life Global Funding II, 2.50%, 01/15/20 (r)	1,600	1,590
Toyota Motor Credit Corp., 1.45%, 01/12/18	2,125	2,126
UBS AG
1.38%, 06/01/17	2,710	2,703
1.80%, 03/26/18	5,475	5,464
Wells Fargo & Co.
1.40%, 09/08/17	4,875	4,885
0.91%, 04/23/18 (i)	1,800	1,805
		253,122
MATERIALS - 0.7%
ArcelorMittal, 6.13%, 06/01/18 (e)	3,435	3,658
Vale Overseas Ltd., 6.88%, 11/21/36 (e)	1,425	1,375
		5,033
TELECOMMUNICATION SERVICES - 0.9%
Verizon Communications Inc., 1.35%, 06/09/17	6,700	6,690

UTILITIES - 0.7%
Ipalco Enterprises Inc., 5.00%, 05/01/18	5,050	5,328
Total Corporate Bonds and Notes (cost $295,302)		294,731

GOVERNMENT AND AGENCY OBLIGATIONS - 44.3%

GOVERNMENT SECURITIES - 42.3%
U.S. Treasury Securities - 42.3%
U.S. Treasury Note
0.25%, 10/31/15	18,175	18,184
0.50%, 11/30/16 - 01/31/17	230,170	230,105
1.50%, 02/28/19	11,765	11,856
1.63%, 06/30/19	28,760	29,012
1.88%, 05/31/22	24,040	23,749
		312,906
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.0%
Federal National Mortgage Association - 2.0%
Federal National Mortgage Association
2.50%, 05/01/23	3,467	3,549
REMIC, 0.59%, 08/25/15	831	831
REMIC, 0.56%, 03/25/16	4,525	4,527
REMIC, 1.46%, 04/25/17	4,750	4,788
REMIC, 0.49%, 12/25/17 (i)	1,151	1,152
		14,847
Total Government and Agency Obligations (cost $326,777)		327,753

SHORT TERM INVESTMENTS - 9.1%

Investment Companies - 8.0%
JNL Money Market Fund, 0.01% (a) (h)	59,394	59,394

Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	8,491	8,491
Total Short Term Investments (cost $67,885)		67,885

Total Investments - 98.5% (cost $729,418)		729,675
Other Assets and Liabilities, Net - 1.5%		10,791
Total Net Assets - 100.0%		$740,466

Portfolio Composition:	Percentage of Total Investments
Government Securities	42.9%
Financials	34.7
Non-U.S. Government Agency ABS	5.4
Energy	3.2
U.S. Government Agency MBS	2.0
Telecommunication Services	0.9
Utilities	0.7
Materials	0.7
Consumer Discretionary	0.2
Short Term Investments	9.3
Total Investments	100.0%

JNL/T. Rowe Price Established Growth Fund *

	Shares/Par (t)	Value
COMMON STOCKS - 98.7%

CONSUMER DISCRETIONARY - 24.0%
Amazon.com Inc. (c)	594	$257,849
AutoZone Inc. (c)	92	61,155
Carmax Inc. (c)	665	44,030

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
HanesBrands Inc.	1,654	55,115
Lowe’s Cos. Inc.	956	64,017
MGM Resorts International (c)	2,435	44,435
Priceline Group Inc. (c)	149	171,803
Starbucks Corp.	1,173	62,912
Tesla Motors Inc. (c)	284	76,257
Tractor Supply Co.	632	56,851
Vipshop Holdings Ltd. - ADR (c)	2,146	47,744
Walt Disney Co.	748	85,422
Other Securities		301,052
		1,328,642
CONSUMER STAPLES - 1.8%
CVS Health Corp.	550	57,632
Other Securities		42,871
		100,503
ENERGY - 1.4%
Other Securities		76,540

FINANCIALS - 6.1%
American Tower Corp.	933	87,013
Crown Castle International Corp.	586	47,040
Morgan Stanley	1,809	70,171
Other Securities		130,947
		335,171
HEALTH CARE - 24.9%
Alexion Pharmaceuticals Inc. (c)	591	106,799
Allergan Plc (c)	451	136,709
Anthem Inc.	348	57,071
Biogen Inc. (c)	263	106,075
Celgene Corp. (c)	752	86,998
CIGNA Corp.	256	41,440
Gilead Sciences Inc.	1,088	127,341
Humana Inc.	261	49,834
Incyte Corp. (c)	421	43,914
Intuitive Surgical Inc. (c)	143	69,186
McKesson Corp.	531	119,307
Regeneron Pharmaceuticals Inc. (c)	94	48,054
UnitedHealth Group Inc.	496	60,500
Valeant Pharmaceuticals International Inc. (c)	641	142,487
Walgreens Boots Alliance Inc.	596	50,318
Other Securities		131,345
		1,377,378
INDUSTRIALS - 11.0%
American Airlines Group Inc.	1,762	70,365
Boeing Co.	634	87,935
Danaher Corp.	1,680	143,765
FedEx Corp.	266	45,395
Precision Castparts Corp.	248	49,468
Roper Industries Inc.	349	60,102
Wabtec Corp.	490	46,140
Other Securities		103,605
		606,775
INFORMATION TECHNOLOGY - 27.9%
Alibaba Group Holding Ltd. - ADR (c)	1,022	84,106
Apple Inc.	1,225	153,608
Baidu.com - ADR - Class A (c)	369	73,480
Facebook Inc. - Class A (c)	1,597	136,950
Google Inc. - Class A (c)	258	139,060
Google Inc. - Class C (c)	276	143,476
LinkedIn Corp. (c)	240	49,591
MasterCard Inc. - Class A	1,381	129,115
Microsoft Corp.	2,640	116,534
Salesforce.com Inc. (c)	1,137	79,141
Tencent Holdings Ltd.	2,449	48,974
Visa Inc. - Class A	2,415	162,154
Other Securities		223,529
		1,539,718
MATERIALS - 1.6%
Sherwin-Williams Co.	169	46,506
Other Securities		41,819
		88,325
Total Common Stocks (cost $3,944,178)		5,453,052

PREFERRED STOCKS - 0.8%

FINANCIALS - 0.1%
Other Securities		4,997

INFORMATION TECHNOLOGY - 0.7%
Other Securities		40,610
Total Preferred Stocks (cost $37,673)		45,607

SHORT TERM INVESTMENTS - 1.0%

Investment Companies - 1.0%
JNL Money Market Fund, 0.01% (a) (h)	2,000	2,000
T. Rowe Price Reserves Investment Fund, 0.07% (a) (h)	54,814	54,814
Total Short Term Investments (cost $56,814)		56,814

Total Investments - 100.5% (cost $4,038,665)		5,555,473
Other Assets and Liabilities, Net - (0.5%)		(28,981)
Total Net Assets - 100.0%		$5,526,492

Portfolio Composition:	Percentage of Total Investments
Information Technology	28.5%
Health Care	24.8
Consumer Discretionary	23.9
Industrials	10.9
Financials	6.1
Consumer Staples	1.8
Materials	1.6
Energy	1.4
Short Term Investments	1.0
Total Investments	100.0%

JNL/T. Rowe Price Mid-Cap Growth Fund *

	Shares/Par (t)	Value
COMMON STOCKS - 94.5%

CONSUMER DISCRETIONARY - 15.5%
AutoZone Inc. (c)	69	$46,016
Carmax Inc. (c)	980	64,886
HanesBrands Inc.	811	27,022
L Brands Inc.	304	26,062
Norwegian Cruise Line Holdings Ltd. (c)	1,027	57,553
O’Reilly Automotive Inc. (c)	236	53,331
Other Securities		269,124
		543,994
CONSUMER STAPLES - 3.1%
Rite Aid Corp. (c)	3,716	31,029
WhiteWave Foods Co. - Class A (c)	609	29,768
Other Securities		47,841
		108,638
ENERGY - 3.7%
EQT Corp.	473	38,474
Range Resources Corp.	541	26,714

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Other Securities		65,370
		130,558
FINANCIALS - 10.2%
CBOE Holdings Inc.	540	30,899
FNF Group	1,354	50,084
HCC Insurance Holdings Inc.	542	41,647
Intercontinental Exchange Inc.	142	31,753
Jones Lang LaSalle Inc.	229	39,159
MSCI Inc. - Class A	575	35,391
Progressive Corp.	1,024	28,498
TD Ameritrade Holding Corp.	947	34,868
Willis Group Holdings Plc	879	41,225
Other Securities		24,927
		358,451
HEALTH CARE - 17.3%
Agilent Technologies Inc.	948	36,574
Alkermes Plc (c)	710	45,681
Bruker Corp. (c)	1,270	25,921
Catalent Inc. (c)	886	25,986
Cooper Cos. Inc.	250	44,493
Dentsply International Inc.	677	34,899
Henry Schein Inc. (c)	271	38,515
Hospira Inc. (c)	406	36,016
Intuitive Surgical Inc. (c)	91	44,090
Teleflex Inc.	338	45,782
Other Securities		228,725
		606,682
INDUSTRIALS - 19.8%
Acuity Brands Inc.	169	30,417
AMETEK Inc.	615	33,690
Equifax Inc.	406	39,419
IDEX Corp.	566	44,476
IHS Inc. - Class A (c)	473	60,842
Pall Corp.	564	70,190
Roper Industries Inc.	270	46,564
Sensata Technologies Holding NV (c)	743	39,186
Textron Inc.	1,352	60,340
Verisk Analytics Inc. - Class A (c)	474	34,488
Other Securities		236,171
		695,783
INFORMATION TECHNOLOGY - 19.7%
Altera Corp.	1,216	62,259
CoreLogic Inc. (c)	811	32,189
Fiserv Inc. (c)	947	78,440
Global Payments Inc.	405	41,897
Red Hat Inc. (c)	537	40,774
Vantiv Inc. - Class A (c)	811	30,972
VeriSign Inc. (c)	676	41,723
Other Securities		363,775
		692,029
MATERIALS - 4.0%
Franco-Nevada Corp.	608	28,971
RPM International Inc.	608	29,774
Other Securities		81,852
		140,597
TELECOMMUNICATION SERVICES - 1.2%
T-Mobile US Inc. (c)	1,081	41,910
Total Common Stocks (cost $2,380,433)		3,318,642

PREFERRED STOCKS - 0.5%

CONSUMER DISCRETIONARY - 0.0%
Other Securities		126

FINANCIALS - 0.3%
Other Securities		9,139

INFORMATION TECHNOLOGY - 0.2%
Other Securities		7,187
Total Preferred Stocks (cost $12,707)		16,452

SHORT TERM INVESTMENTS - 6.0%

Investment Companies - 5.1%
JNL Money Market Fund, 0.01% (a) (h)	1,071	1,071
T. Rowe Price Reserves Investment Fund, 0.07% (a) (h)	178,440	178,440
		179,511
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	32,999	32,999
Total Short Term Investments (cost $212,510)		212,510

Total Investments - 101.0% (cost $2,605,650)		3,547,604
Other Assets and Liabilities, Net - (1.0%)		(34,501)
Total Net Assets - 100.0%		$3,513,103

Portfolio Composition:	Percentage of Total Investments
Information Technology	19.7%
Industrials	19.6
Health Care	17.1
Consumer Discretionary	15.3
Financials	10.3
Materials	4.0
Energy	3.7
Consumer Staples	3.1
Telecommunication Services	1.2
Short Term Investments	6.0
Total Investments	100.0%

JNL/T. Rowe Price Short-Term Bond Fund *

	Shares/Par (t)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 29.3%
Ally Master Owner Trust
1.00% - 1.29%, 02/15/16 - 01/15/17	$2,645	$2,649
1.63%, 05/15/18	8,755	8,747
Banc of America Commercial Mortgage Trust REMIC
5.45%, 09/10/16	190	198
5.92%, 05/10/45 (i)	6,510	6,618
5.37%, 09/10/45 (i)	3,097	3,113
5.63%, 07/10/46	1,621	1,663
Capital Auto Receivables Asset Trust
1.24% - 1.39%, 10/15/17 - 06/20/18	10,220	10,246
1.09%, 03/20/18	6,860	6,867
1.48% - 2.22%, 08/15/18 - 01/22/19	3,180	3,191
Citigroup Commercial Mortgage Trust
1.64%, 07/10/20 (f)	3,970	3,970
REMIC, 1.20% - 1.49%, 12/10/18 - 09/10/19	3,240	3,230
CSAIL Commercial Mortgage Trust REMIC, 1.45%, 10/18/19	6,854	6,847
DB Master Finance LLC, 3.26%, 02/20/19 (r)	5,721	5,739
Enterprise Fleet Financing LLC
0.68% - 1.30%, 10/20/15 - 11/20/17 (r)	6,725	6,728
1.05%, 08/21/17 (r)	7,997	7,997
GE Dealer Floorplan Master Note Trust
0.59% - 0.64%, 10/20/15 - 10/20/17 (i)	13,515	13,506

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
0.57%, 07/20/17 (i)	5,835	5,804
GS Mortgage Securities Trust REMIC
5.55%, 12/10/15 (i)	2,845	2,861
1.21%, 04/10/18	996	996
1.51%, 09/10/47	2,392	2,390
Hyundai Auto Lease Securitization Trust
0.77%, 10/17/16 (r)	3,480	3,481
1.26%, 09/17/18 (r)	1,630	1,633
Hyundai Auto Receivables Trust
0.75%, 02/15/17	3,900	3,896
3.51%, 11/15/17	6,830	6,899
JPMBB Commercial Mortgage Securities Trust, 1.63%, 07/15/18 - 04/15/20	19,353	19,313
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.00%, 08/15/42 (i)	2,421	2,419
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
1.27%, 03/15/19	1,372	1,365
5.48%, 12/12/44 (i)	949	958
JPMorgan Mortgage Trust REMIC, 2.67%, 07/25/35 (i)	173	172
Mercedes-Benz Auto Lease Trust, 1.10%, 07/15/16 - 12/15/16	6,178	6,181
Mercedes-Benz Master Owner Trust, 0.79%, 11/16/15 (r)	9,925	9,936
MMAF Equipment Finance LLC
0.87%, 01/08/19 (r)	6,215	6,211
1.39%, 10/16/19 (r)	1,660	1,660
Morgan Stanley Bank of America Merrill Lynch Trust, 1.57%, 08/15/18 - 09/15/19	9,439	9,433
Morgan Stanley Capital I Inc., 1.64%, 07/15/20 (f)	2,830	2,830
Morgan Stanley Capital I Trust REMIC, 5.73%, 07/12/44 (i)	2,324	2,380
SBA Tower Trust REMIC
2.93%, 12/15/17 (r)	7,540	7,651
2.24% - 3.60%, 04/16/18 (r)	5,195	5,171
Wendys Funding LLC, 3.37%, 06/15/45 (r)	7,840	7,821
World Omni Master Owner Trust, 0.54%, 02/16/16 (i) (r)	7,440	7,440
Other Securities		304,992
Total Non-U.S. Government Agency Asset- Backed Securities (cost $518,050)		515,202

CORPORATE BONDS AND NOTES - 45.6%

CONSUMER DISCRETIONARY - 3.2%
Interpublic Group of Cos. Inc., 2.25%, 11/15/17	6,160	6,210
Thomson Reuters Corp.
0.88%, 05/23/16	6,505	6,492
1.30%, 02/23/17	1,935	1,930
Other Securities		42,150
		56,782
CONSUMER STAPLES - 2.1%
Bunge Ltd. Finance Corp.
5.10%, 07/15/15	1,650	1,653
3.20%, 06/15/17	6,640	6,836
HJ Heinz Co., 2.00%, 07/02/18 (r)	6,765	6,759
Imperial Tobacco Finance Plc, 2.05%, 02/11/18 (r)	6,995	6,960
Other Securities		14,024
		36,232
ENERGY - 9.3%
Anadarko Petroleum Corp., 6.38%, 09/15/17	6,615	7,257
BG Energy Capital Plc, 2.88%, 10/15/16 (r)	7,300	7,449
China Shenhua Overseas Capital Co. Ltd.
2.50%, 01/20/18	4,475	4,493
3.13%, 01/20/20	5,900	5,895
Exxon Mobil Corp.
1.31%, 03/06/18	5,805	5,797
0.65%, 03/06/22 (i)	8,240	8,256
Murphy Oil Corp., 2.50%, 12/01/17 (l)	6,955	6,941
ONEOK Partners LP
3.25%, 02/01/16	7,010	7,076
3.20%, 09/15/18	270	276
Pioneer Natural Resources Co., 5.88%, 07/15/16	7,238	7,564
TransCanada PipeLines Ltd., 0.96%, 06/30/16 (i)	5,985	5,990
Other Securities		96,639
		163,633
FINANCIALS - 19.4%
American Express Co., 0.87%, 05/22/18 (i)	7,075	7,053
Bank of Tokyo-Mitsubishi UFJ Ltd., 1.55%, 09/09/16 (e) (r)	5,935	5,960
Barclays Bank Plc
5.00%, 09/22/16	2,655	2,778
6.05%, 12/04/17 (r)	6,620	7,202
Citigroup Inc.
1.55%, 08/14/17	8,420	8,404
1.80% - 1.85%, 11/24/17 - 02/05/18	3,070	3,070
Credit Suisse, 1.38%, 05/26/17	5,805	5,800
Ford Motor Credit Co. LLC
3.00%, 06/12/17	4,470	4,572
1.68%, 09/08/17	7,310	7,288
General Electric Capital Corp., 0.98%, 04/02/18 (i)	8,150	8,250
Goldman Sachs Group Inc.
1.60% - 6.15%, 11/23/15 - 04/01/18	2,858	3,060
6.25%, 09/01/17	8,888	9,729
HBOS Plc, 6.75%, 05/21/18 (r)	5,360	5,940
JPMorgan Chase & Co., 2.00%, 08/15/17	8,560	8,645
Morgan Stanley
1.56%, 04/25/18 (i)	5,755	5,838
1.13%, 01/24/19 (i)	10,550	10,546
National Bank of Canada, 1.45%, 11/07/17	8,005	7,990
Nordea Bank AB, 0.88%, 05/13/16 (r)	10,140	10,162
Sumitomo Mitsui Banking Corp., 0.90%, 01/18/16	3,235	3,237
Sumitomo Mitsui Trust Bank Ltd., 1.80%, 03/28/18 (r)	6,520	6,524
Swedbank AB, 1.75%, 03/12/18 (r)	9,235	9,243
Volkswagen Group of America Finance LLC, 1.25%, 05/23/17 (r)	7,180	7,187
Other Securities		192,079
		340,557
HEALTH CARE - 3.0%
AbbVie Inc.
1.20%, 11/06/15	5,940	5,945
1.80%, 05/14/18	5,505	5,484
Actavis Funding SCS, 2.35%, 03/12/18	7,230	7,268
Life Technologies Corp., 3.50%, 01/15/16	6,030	6,105
Other Securities		28,852
		53,654
INDUSTRIALS - 2.8%
Hutchison Whampoa International 14 Ltd., 1.63%, 10/31/17 (r)	9,175	9,145
Other Securities		40,881
		50,026

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
INFORMATION TECHNOLOGY - 1.3%
Keysight Technologies Inc., 3.30%, 10/30/19 (r)	7,555	7,575
Other Securities		14,456
		22,031
MATERIALS - 1.2%
Other Securities		20,692

TELECOMMUNICATION SERVICES - 0.9%
CC Holdings GS V LLC, 2.38%, 12/15/17	8,750	8,849
Other Securities		6,593
		15,442
UTILITIES - 2.4%
Other Securities		41,694

Total Corporate Bonds and Notes (cost $799,048)		800,743

GOVERNMENT AND AGENCY OBLIGATIONS - 22.4%
GOVERNMENT SECURITIES - 9.6%
Federal Home Loan Mortgage Corp. - 1.1% (w)
Federal Home Loan Mortgage Corp., 0.88%, 10/14/16	19,750	19,846

Federal National Mortgage Association - 0.8% (w)
Federal National Mortgage Association, 0.88%, 08/28/17	13,755	13,785

Municipals - 0.4%
Florida Hurricane Catastrophe Fund Finance Corp., 1.30%, 07/01/16	5,300	5,326
Other Securities		1,470
		6,796
Sovereign - 1.5%
Iceland Government International Bond, 4.88%, 06/16/16 (r)	7,510	7,772
Mexico Bonos, 7.75%, 12/14/17, MXN	286,075	19,653
		27,425
Treasury Inflation Index Securities - 0.9%
U.S. Treasury Inflation Indexed Note, 1.88%, 07/15/15 (n)	15,302	15,335

U.S. Treasury Securities - 4.9%
U.S. Treasury Note
0.75%, 01/15/17	8,700	8,729
0.50%, 07/31/17	29,785	29,673
1.00%, 09/15/17	9,025	9,075
0.88%, 11/15/17	12,590	12,607
1.75%, 09/30/19 (o)	10,610	10,728
1.25%, 01/31/20	14,875	14,666
		85,478
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 12.8%
Federal Home Loan Mortgage Corp. - 3.0%
Federal Home Loan Mortgage Corp.
5.00%, 10/01/17 - 06/01/18	752	786
4.50% - 5.50%, 11/01/18 - 12/01/23	1,634	1,764
1.64%, 09/25/24 (i)	2,892	2,903
1.24% - 1.84%, 10/25/24 - 05/27/25 (i)	3,303	3,301
4.00% - 6.00%, 08/01/25 - 01/01/38	3,692	4,091
1.09%, 10/25/27 (i)	2,024	2,020
1.34%, 12/25/27 (i)	2,245	2,244
2.19% - 2.49%, 09/01/33 - 03/01/36 (i)	2,427	2,583
REMIC, 1.43%, 08/25/17	5,810	5,854
REMIC, 1.37%, 05/25/19	5,898	5,915
REMIC, 2.06%, 03/25/20	7,268	7,397
REMIC, 5.00%, 10/15/21	133	136
REMIC, 0.64%, 05/15/36 (i)	415	419
REMIC, 0.69%, 08/15/41 (i)	2,001	2,018
REMIC, 0.69%, 07/15/42 (i)	5,229	5,279
REMIC, 0.54%, 02/15/45 (i)	3,733	3,739
REMIC, 0.54%, 02/15/45 (i)	2,435	2,438
		52,887
Federal National Mortgage Association - 8.3%
Federal National Mortgage Association
5.50%, 01/01/17 - 03/01/18	18	19
4.00% - 5.50%, 12/01/18 - 05/01/25	10,906	11,621
4.50%, 12/01/20	2,198	2,306
4.50%, 08/01/24	3,401	3,650
2.14%, 11/25/24 (i)	1,904	1,918
1.69% - 2.29%, 11/25/24 - 02/25/25 (i)	2,388	2,398
3.50% - 6.50%, 07/01/25 - 07/01/41	30,250	33,281
3.50%, 12/01/25	2,801	2,958
3.50%, 01/01/26	1,964	2,075
4.00%, 04/01/26	1,824	1,948
4.50%, 04/01/26	3,102	3,322
3.50%, 11/01/26	2,758	2,917
4.00%, 12/01/26	1,917	2,048
3.50%, 01/01/27	3,032	3,202
1.76% - 2.63%, 03/01/33 - 03/01/36 (i)	8,357	8,907
5.00%, 10/01/33	4,210	4,682
5.50%, 11/01/35	2,073	2,336
5.00%, 05/01/38	2,712	2,999
5.50%, 09/01/38	1,945	2,186
4.50%, 06/01/39 - 05/01/41, TBA (g)	981	1,060
5.50%, 06/01/39	2,009	2,252
4.50%, 09/01/39, TBA (g)	3,036	3,286
5.50%, 12/01/39	2,069	2,319
4.00%, 03/01/41	4,627	4,921
4.00%, 10/01/41	7,607	8,102
3.50%, 11/01/44	9,153	9,446
REMIC, 5.00%, 08/25/19 - 11/25/21	1,108	1,147
REMIC, 0.64%, 07/25/42 (i)	4,039	4,050
REMIC, 0.59%, 01/25/45 (i)	4,283	4,302
REMIC, 0.49%, 04/25/45 (i)	9,582	9,568
		145,226
Government National Mortgage Association - 1.5%
Government National Mortgage Association
7.00%, 12/15/17	65	67
5.50%, 07/15/20	87	93
3.50% - 5.00%, 12/20/34 - 01/20/45	3,818	4,035
6.00%, 07/15/36	1,988	2,324
5.00%, 11/20/39	6,752	7,519
4.50%, 09/20/40	1,625	1,773
3.50%, 03/20/43	4,283	4,452
3.00%, 10/20/44 (i)	1,008	1,044
3.00%, 11/20/44 (i)	4,830	5,010
		26,317

Total Government and Agency Obligations (cost $391,892)		393,095

SHORT TERM INVESTMENTS - 2.5%
Commercial Paper - 0.5%
Other Securities		8,800
Investment Companies - 1.9%
JNL Money Market Fund, 0.01% (a) (h)	10,000	10,000
T. Rowe Price Reserves Investment Fund, 0.07% (a) (h)	23,624	23,624
		33,624

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	2,651	2,651

Total Short Term Investments (cost $45,075)		45,075

Total Investments - 99.8% (cost $1,754,065)		1,754,115
Other Assets and Liabilities, Net - 0.2%		3,617
Total Net Assets - 100.0%		$1,757,732

Portfolio Composition:	Percentage of Total Investments
Non-U.S. Government Agency ABS	29.4%
Financials	19.4
U.S. Government Agency MBS	12.8
Government Securities	9.6
Energy	9.3
Consumer Discretionary	3.2
Health Care	3.1
Industrials	2.8
Utilities	2.4
Consumer Staples	2.1
Information Technology	1.2
Materials	1.2
Telecommunication Services	0.9
Short Term Investments	2.6
Total Investments	100.0%

JNL/T. Rowe Price Value Fund *

	Shares/Par (t)	Value
COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 5.2%
Carnival Corp.	690	$34,094
Johnson Controls Inc.	628	31,120
Lowe’s Cos. Inc.	659	44,153
Other Securities		85,393
		194,760
CONSUMER STAPLES - 7.1%
Bunge Ltd.	454	39,826
ConAgra Foods Inc.	738	32,252
Ingredion Inc.	536	42,770
Philip Morris International Inc.	607	48,671
Other Securities		102,413
		265,932
ENERGY - 3.8%
Canadian Natural Resources Ltd.	1,055	28,654
Pioneer Natural Resources Co.	317	43,972
Other Securities		68,526
		141,152
FINANCIALS - 23.4%
Bank of America Corp.	3,768	64,125
Bank of New York Mellon Corp.	1,687	70,812
Citigroup Inc.	1,924	106,271
JPMorgan Chase & Co.	1,536	104,052
Marsh & McLennan Cos. Inc.	866	49,125
MetLife Inc.	1,736	97,206
Morgan Stanley	2,105	81,637
State Street Corp.	600	46,185
Wells Fargo & Co.	834	46,915
XL Group Plc	1,004	37,346
Other Securities		169,816
		873,490
HEALTH CARE - 22.0%
AbbVie Inc.	937	62,984
Aetna Inc.	329	41,985
Agilent Technologies Inc.	1,096	42,268
Allergan Plc (c)	98	29,861
Anthem Inc.	322	52,870
CIGNA Corp.	489	79,218
Gilead Sciences Inc.	288	33,661
HCA Holdings Inc. (c)	634	57,549
Medtronic Plc	863	63,950
Merck & Co. Inc.	628	35,763
Mylan NV (c)	534	36,251
Pfizer Inc.	3,988	133,708
Thermo Fisher Scientific Inc.	394	51,138
UnitedHealth Group Inc.	376	45,921
Other Securities		53,745
		820,872
INDUSTRIALS - 15.1%
American Airlines Group Inc.	2,358	94,155
Boeing Co.	563	78,099
General Electric Co.	6,691	177,767
Honeywell International Inc.	569	57,990
Pentair Plc	457	31,432
United Technologies Corp.	600	66,558
Other Securities		57,381
		563,382
INFORMATION TECHNOLOGY - 8.1%
CA Inc.	1,507	44,146
Micron Technology Inc. (c)	2,414	45,487
Microsoft Corp.	1,358	59,965
Texas Instruments Inc.	820	42,218
Other Securities		107,700
		299,516
MATERIALS - 4.7%
Celanese Corp. - Class A	703	50,496
Other Securities		125,454
		175,950
TELECOMMUNICATION SERVICES - 1.4%
T-Mobile US Inc. (c)	761	29,492
Other Securities		20,986
		50,478
UTILITIES - 7.8%
AES Corp.	4,297	56,980
American Electric Power Co. Inc.	686	36,311
Exelon Corp.	1,568	49,276
FirstEnergy Corp.	1,915	62,323
PG&E Corp.	870	42,727
Other Securities		41,055
		288,672

Total Common Stocks (cost $3,268,149)		3,674,204

SHORT TERM INVESTMENTS - 1.6%
Investment Companies - 1.6%
JNL Money Market Fund, 0.01% (a) (h)	26,000	26,000

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
T. Rowe Price Reserves Investment Fund, 0.07% (a) (h)	33,776	33,776

Total Short Term Investments (cost $59,776)		59,776

Total Investments - 100.2% (cost $3,327,925)		3,733,980
Other Assets and Liabilities, Net - (0.2%)		(5,594)
Total Net Assets - 100.0%		$3,728,386

Portfolio Composition:	Percentage of Total Investments
Financials	23.4%
Health Care	22.0
Industrials	15.1
Information Technology	8.0
Utilities	7.7
Consumer Staples	7.1
Consumer Discretionary	5.2
Materials	4.7
Energy	3.8
Telecommunication Services	1.4
Short Term Investments	1.6
Total Investments	100.0%

JNL/Westchester Capital Event Driven Fund

	Shares/Par (t)	Value
COMMON STOCKS - 75.3%
CONSUMER DISCRETIONARY - 8.2%
Ann Inc. (c)	23	$1,089
CBS Corp. - Class B (o)	42	2,325
DISH Network Corp. - Class A (c) (o)	45	3,061
Johnson Controls Inc.	24	1,189
McDonald’s Corp.	15	1,407
Orbitz Worldwide Inc. (c)	88	1,010
Sirius XM Holdings Inc. (c)	188	702
		10,783
CONSUMER STAPLES - 3.9%
Energizer Holdings Inc.	16	2,092
Kraft Foods Group Inc.	18	1,498
Procter & Gamble Co.	20	1,526
		5,116
ENERGY - 8.5%
Anadarko Petroleum Corp.	27	2,069
Baker Hughes Inc.	16	965
BP Plc - ADR	26	1,047
Hess Corp.	10	696
Occidental Petroleum Corp.	12	964
Rosetta Resources Inc. (c)	32	732
Williams Cos. Inc.	31	1,782
Williams Partners LP	60	2,918
		11,173
FINANCIALS - 10.6%
American International Group Inc. (o)	84	5,205
CYS Investments Inc.	67	519
Equity Commonwealth (c)	67	1,727
Home Properties Inc.	15	1,078
NorthStar Realty Finance Corp.	102	1,625
PartnerRe Ltd.	12	1,512
Ventas Inc. (o)	32	1,962
Winthrop Realty Trust	17	265
		13,893
HEALTH CARE - 11.2%
Alexion Pharmaceuticals Inc. (c)	—	—
Baxter International Inc.	21	1,440
CIGNA Corp.	10	1,685
Humana Inc.	12	2,238
Mylan NV (c)	31	2,131
Omnicare Inc.	20	1,915
Perrigo Co. Plc	8	1,560
Pfizer Inc. (o)	82	2,746
Zoetis Inc. - Class A	19	897
		14,612
INDUSTRIALS - 5.8%
General Electric Co.	72	1,905
Hertz Global Holdings Inc. (c)	135	2,455
Manitowoc Co. Inc.	114	2,232
SPX Corp.	14	985
		7,577
INFORMATION TECHNOLOGY - 12.6%
Advent Software Inc.	33	1,455
Broadcom Corp.	66	3,397
Computer Sciences Corp. (o)	38	2,475
eBay Inc. (c)	46	2,747
Informatica Corp. (c)	3	124
Micrel Inc.	40	562
Microsoft Corp.	21	923
Yahoo! Inc. (c) (o)	121	4,763
		16,446
MATERIALS - 12.2%
Dow Chemical Co.	60	3,060
E.I. du Pont de Nemours & Co.	24	1,509
Huntsman Corp. (o)	173	3,811
International Paper Co. (o)	62	2,970
MeadWestvaco Corp.	32	1,495
Packaging Corp. of America	11	675
WR Grace & Co. (c)	24	2,367
		15,887
TELECOMMUNICATION SERVICES - 2.3%
America Movil SAB de CV - ADR	40	859
T-Mobile US Inc. (c)	56	2,159
		3,018

Total Common Stocks (cost $102,151)		98,505

PURCHASED OPTIONS - 1.3%
American International Group Inc. Put Option, Strike Price 52.50, Expiration 08/21/15	632	14
American Movil Put Option, Strike Price 18, Expiration 08/21/15	72	—
American Movil Put Option, Strike Price 19, Expiration 08/21/15	251	3
Anadarko Petroleum Corp. Put Option, Strike Price 77.50, Expiration 08/21/15	43	12
Anadarko Petroleum Corp. Put Option, Strike Price 80, Expiration 08/21/15	169	70
Avago Technologies Ltd. Call Option, Strike Price 175, Expiration 01/15/16	22	5
Baxter International Inc. Put Option, Strike Price 60, Expiration 07/17/15	97	—
Baxter International Inc. Put Option, Strike Price 60, Expiration 08/21/15	32	—
Baxter International Inc. Put Option, Strike Price 65, Expiration 08/21/15	97	3
Bayer AG Put Option, Strike Price 100, Expiration 09/18/15, JPM	14	2

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Bayer AG Put Option, Strike Price 115, Expiration 07/17/15, JPM	7	1
BP Plc Put Option, Strike Price 39, Expiration 07/17/15	71	3
CBS Corp. Put Option, Strike Price 50, Expiration 09/18/15	335	23
Charter Communications Inc. Put Option, Strike Price 210, Expiration 01/15/16	22	92
CIGNA Corp. Put Option, Strike Price 140, Expiration 08/21/15	13	2
CIGNA Corp. Put Option, Strike Price 145, Expiration 08/21/15	35	7
Computer Sciences Corp. Put Option, Strike Price 60, Expiration 09/18/15	247	26
Dish Network Corp. Put Option, Strike Price 60, Expiration 09/18/15	310	30
Dish Network Corp. Put Option, Strike Price 62.50, Expiration 09/18/15	58	9
E.l. du Pont de Nemours and Co. Put Option, Strike Price 65, Expiration 07/17/15	212	36
eBay Inc. Put Option, Strike Price 50, Expiration 10/16/15	98	4
eBay Inc. Put Option, Strike Price 52.50, Expiration 07/17/15	259	3
Edgewell Personal Care Co. Put Option, Strike Price 115, Expiration 08/21/15	85	9
Edgewell Personal Care Co. Put Option, Strike Price 120, Expiration 08/21/15	40	6
General Electric Co. Put Option, Strike Price 25, Expiration 07/17/15	441	4
General Motors Co. Put Option, Strike Price 32, Expiration 09/18/15	1,026	101
Hertz Global Holdings Inc. Put Option, Strike Price 16, Expiration 09/18/15	296	18
Hertz Global Holdings Inc. Put Option, Strike Price 16, Expiration 09/18/15	50	3
Hertz Global Holdings Inc. Put Option, Strike Price 19, Expiration 09/18/15	691	124
Hess Corp. Put Option, Strike Price 57.50, Expiration 08/21/15	78	3
Humana Inc. Put Option, Strike Price 175, Expiration 08/21/15	28	14
Humana Inc. Put Option, Strike Price 185, Expiration 08/21/15	39	29
Humana Inc. Put Option, Strike Price 190, Expiration 08/21/15	14	16
Humana Inc. Put Option, Strike Price 195, Expiration 07/17/15	20	21
Huntsman Corp. Put Option, Strike Price 18, Expiration 08/21/15	1,205	6
Huntsman Corp. Put Option, Strike Price 19, Expiration 08/21/15	413	4
International Paper Co. Put Option, Strike Price 45, Expiration 07/17/15	265	6
International Paper Co. Put Option, Strike Price 50, Expiration 07/17/15	250	63
Johnson Controls Inc. Put Option, Strike Price 48, Expiration 10/16/15	159	29
Manitowoc Company Inc. Put Option, Strike Price 17, Expiration 09/18/15	329	10
Manitowoc Company Inc. Put Option, Strike Price 18, Expiration 09/18/15	494	22
McDonald’s Corp. Put Option, Strike Price 85, Expiration 07/17/15	127	—
Microsoft Corp. Put Option, Strike Price 41, Expiration 07/17/15	38	—
Microsoft Corp. Put Option, Strike Price 42, Expiration 07/17/15	124	2
Mylan Inc. Put Option, Strike Price 65, Expiration 10/16/15	88	30
Mylan Inc. Put Option, Strike Price 67.50, Expiration 07/17/15	142	25
Mylan Inc. Put Option, Strike Price 70, Expiration 07/24/15	31	12
Northstar Realty Finance Corp. Put Option, Strike Price 16, Expiration 08/21/15	1,022	82
Northstar Realty Finance Corp. Put Option, Strike Price 16, Expiration 09/18/15	238	21
Occidental Petroleum Corp. Put Option, Strike Price 67.50, Expiration 08/21/15	99	4
Packaging Corp. of America, Put Option, Strike Price 60, Expiration 07/17/15	86	3
PartnerRE Ltd. Put Option, Strike Price 120, Expiration 08/21/15	11	—
Perrigo Company Plc Put Option, Strike Price 155, Expiration 08/21/15	9	1
Perrigo Company Plc Put Option, Strike Price 160, Expiration 08/21/15	20	2
Perrigo Company Plc Put Option, Strike Price 165, Expiration 08/21/15	17	6
Procter & Gamble Co. Put Option, Strike Price 70, Expiration 08/21/15	58	1
Procter & Gamble Co. Put Option, Strike Price 75, Expiration 07/17/15	110	2
Rock-Tenn Co. Put Option, Strike Price 55, Expiration 08/21/15	49	3
Rock-Tenn Co. Put Option, Strike Price 55, Expiration 10/16/15	34	3
SPDR S&P 500 ETF Trust Put Option, Strike Price 189, Expiration 09/30/15	155	40
SPDR S&P 500 ETF Trust Put Option, Strike Price 198, Expiration 08/21/15	55	14
SPDR S&P 500 ETF Trust Put Option, Strike Price 207, Expiration 09/30/15	177	119
SPDR S&P 500 ETF Trust Put Option, Strike Price 208, Expiration 08/21/15	231	129
SPDR S&P 500 ETF Trust Put Option, Strike Price 210, Expiration 08/21/15	181	121
SPDR S&P 500 ETF Trust Put Option, Strike Price 211, Expiration 08/21/15	55	40
SPX Corp. Put Option, Strike Price 60, Expiration 09/18/15	69	4
T-Mobile US Inc. Put Option, Strike Price 25, Expiration 08/21/15	418	1
T-Mobile US Inc. Put Option, Strike Price 34, Expiration 08/21/15	418	21
The Dow Chemical Co. Put Option, Strike Price 45, Expiration 09/18/15	72	4
The Dow Chemical Co. Put Option, Strike Price 48, Expiration 09/18/15	421	38
Ventas Inc. Put Option, Strike Price 55, Expiration 08/21/15	45	1
Ventas Inc. Put Option, Strike Price 60, Expiration 08/21/15	237	24
W.R. Grace & Co. Put Option, Strike Price 92.50, Expiration 09/18/15	177	21
Yahoo Inc. Put Option, Strike Price 37, Expiration 07/17/15	43	1
Yahoo Inc. Put Option, Strike Price 37, Expiration 08/21/15	64	6
Yahoo Inc. Put Option, Strike Price 37, Expiration 10/16/15	105	15
Yahoo Inc. Put Option, Strike Price 41, Expiration 07/17/15	237	49
Yahoo Inc. Put Option, Strike Price 42, Expiration 07/17/15	53	15

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Zoetis Inc. Put Option, Strike Price 39, Expiration 07/17/15	23	—
Zoetis Inc. Put Option, Strike Price 40, Expiration 07/17/15	10	—
Zoetis Inc. Put Option, Strike Price 41, Expiration 07/17/15	126	1

Total Purchased Options (cost $1,365)		1,694

CORPORATE BONDS AND NOTES - 2.5%
INDUSTRIALS - 0.3%
Manitowoc Co. Inc., 5.88%, 10/15/22	$360	388

INFORMATION TECHNOLOGY - 1.1%
NCR Corp., 5.00%, 07/15/22	1,455	1,475

UTILITIES - 1.1%
Energy Future Intermediate Holding Co. LLC, 11.75%, 03/01/22 (c) (d) (r)	1,190	1,355

Total Corporate Bonds and Notes (cost $3,171)		3,218

Total Investments - 79.1% (cost $106,687)		103,417
Total Securities Sold Short - (6.6%) (proceeds $8,853)		(8,691)
Other Assets and Liabilities, Net - 27.5%		36,092
Total Net Assets - 100.0%		$130,818

SECURITIES SOLD SHORT - 6.6%
COMMON STOCKS - 6.6%
CONSUMER DISCRETIONARY - 2.3%
Ascena Retail Group Inc.	15	$255
Charter Communications Inc. - Class A	16	2,772
		3,027
ENERGY - 0.6%
Halliburton Co.	18	755

INFORMATION TECHNOLOGY - 3.1%
Alibaba Group Holding Ltd. - ADR	24	1,975
Arris Group Inc.	3	80
Avago Technologies Ltd.	13	1,712
Equinix Inc.	1	273
Harris Corp.	—	—
		4,040
TELECOMMUNICATION SERVICES - 0.6%
AT&T Inc.	24	869

Total Securities Sold Short - 6.6% (proceeds $8,853)		$8,691

Portfolio Composition:	Percentage of Total Investments
Information Technology	17.3%
Materials	15.4
Health Care	14.2
Financials	13.4
Energy	10.8
Consumer Discretionary	10.4
Industrials	7.7
Consumer Staples	5.0
Telecommunication Services	2.9
Purchased Options	1.6
Utilities	1.3
Total Investments	100%

JNL/WMC Balanced Fund *

	Shares/Par (t)	Value
COMMON STOCKS - 64.4%
CONSUMER DISCRETIONARY - 4.7%
Autoliv Inc. (e)	218	$25,454
Comcast Corp. - Class A	1,303	78,338
Ford Motor Co.	2,630	39,482
Lowe’s Cos. Inc.	565	37,857
Other Securities		35,208
		216,339
CONSUMER STAPLES - 4.6%
Coca-Cola Co.	774	30,349
CVS Health Corp.	627	65,722
Mondelez International Inc.	637	26,190
Philip Morris International Inc.	344	27,565
Wal-Mart Stores Inc.	382	27,083
Other Securities		38,482
		215,391
ENERGY - 6.1%
Anadarko Petroleum Corp.	339	26,495
Chevron Corp.	676	65,233
Exxon Mobil Corp.	724	60,222
Other Securities		134,007
		285,957
FINANCIALS - 15.0%
ACE Ltd.	544	55,360
Bank of America Corp.	1,590	27,062
BlackRock Inc.	131	45,289
Citigroup Inc.	641	35,397
JPMorgan Chase & Co.	1,284	87,028
Marsh & McLennan Cos. Inc.	518	29,367
MetLife Inc.	602	33,688
PNC Financial Services Group Inc.	615	58,797
Principal Financial Group Inc.	732	37,539
Prudential Financial Inc.	651	56,977
Wells Fargo & Co.	2,665	149,888
Other Securities		81,141
		697,533
HEALTH CARE - 10.9%
AstraZeneca Plc - ADR	433	27,561
Bristol-Myers Squibb Co.	792	52,675
Cardinal Health Inc.	540	45,137
Eli Lilly & Co.	621	51,808
Johnson & Johnson	641	62,501
Medtronic Plc	758	56,174
Merck & Co. Inc.	2,015	114,739
Pfizer Inc.	1,830	61,351
UnitedHealth Group Inc.	308	37,609
		509,555
INDUSTRIALS - 7.8%
Caterpillar Inc.	307	26,048
CSX Corp.	846	27,617
Eaton Corp. Plc	446	30,118
Honeywell International Inc.	452	46,134
Nielsen NV	761	34,090
United Parcel Service Inc. - Class B	452	43,827
United Technologies Corp.	335	37,180
Other Securities		117,778
		362,792
INFORMATION TECHNOLOGY - 10.2%
Accenture Plc - Class A	472	45,638
Apple Inc.	500	62,690
Cisco Systems Inc.	1,740	47,769

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Google Inc. - Class A (c)	99	53,376
Intel Corp.	1,849	56,235
Microsoft Corp.	1,931	85,249
Oracle Corp.	663	26,732
Other Securities		99,095
		476,784
MATERIALS - 1.2%
Celanese Corp. - Class A	422	30,314
International Paper Co.	573	27,259
		57,573
TELECOMMUNICATION SERVICES - 1.6%
Verizon Communications Inc.	1,633	76,115

UTILITIES - 2.3%
Dominion Resources Inc.	430	28,730
Other Securities		78,878
		107,608

Total Common Stocks (cost $2,533,204)		3,005,647

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.3%
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.88%, 04/12/17 (i)	$3,241	3,439
5.48%, 12/12/44 (i)	126	127
Merrill Lynch Mortgage Trust REMIC, 5.87%, 05/12/39 (i)	1,050	1,072
Other Securities		102,198

Total Non-U.S. Government Agency Asset- Backed Securities (cost $107,106)		106,836

CORPORATE BONDS AND NOTES - 9.8%
CONSUMER DISCRETIONARY - 0.8%
Comcast Corp.
6.50%, 01/15/17	750	811
4.40% - 6.55%, 06/15/35 - 07/01/39	3,030	3,162
Other Securities		35,614
		39,587
CONSUMER STAPLES - 0.6%
Coca-Cola Femsa SAB de CV, 2.38% - 3.88%, 11/26/18 - 11/26/23	2,666	2,739
CVS Caremark Corp.
5.75%, 06/01/17	74	80
4.00%, 12/05/23	2,680	2,765
Mondelez International Inc., 4.00%, 02/01/24	740	765
Wal-Mart Stores Inc, 3.63%, 07/08/20	2,300	2,446
Other Securities		20,715
		29,510
ENERGY - 1.1%
Other Securities		51,865

FINANCIALS - 4.3%
Bank of America Corp.
2.00% - 6.50%, 08/01/16 - 01/11/18	3,900	4,055
2.60% - 5.63%, 01/15/19 - 08/26/24	7,316	7,368
5.00% - 5.88%, 02/07/42 - 01/21/44	800	862
Citigroup Inc.
4.45% - 6.13%, 12/15/15 - 05/15/18	1,272	1,345
2.50% - 8.50%, 09/26/18 - 01/14/22	4,303	4,685
5.30% - 8.13%, 07/15/39 - 05/06/44	1,335	1,428
JPMorgan Chase & Co.
3.25% - 6.30%, 04/23/19 - 05/01/23	3,360	3,447
5.40% - 6.40%, 05/15/38 - 01/06/42	965	1,125
MetLife Inc.
1.90%, 12/15/17 (k)	415	417
4.13%, 08/13/42	265	246
Metropolitan Life Global Funding I, 1.50%, 09/29/15 - 01/10/18 (r)	2,680	2,683
PNC Financial Services Group Inc., 3.90%, 04/29/24	830	837
Prudential Financial Inc.
5.50% - 6.00%, 03/15/16 - 12/01/17	875	934
2.30%, 08/15/18	1,885	1,900
Wells Fargo & Co.
3.50% - 4.48%, 03/08/22 - 01/16/24	2,662	2,747
4.10%, 06/03/26	2,125	2,130
Other Securities		166,684
		202,893
HEALTH CARE - 1.4%
Cardinal Health Inc.
2.40% - 3.50%, 11/15/19 - 11/15/24	2,550	2,516
4.50%, 11/15/44	1,405	1,329
Eli Lilly & Co., 2.75%, 06/01/25	650	628
Merck & Co. Inc.
2.80%, 05/18/23	940	924
4.15%, 05/18/43	630	610
Pfizer Inc., 6.20%, 03/15/19	700	800
UnitedHealth Group Inc.
2.88% - 3.88%, 10/15/20 - 03/15/22	670	704
4.63%, 11/15/41	1,040	1,035
Other Securities		54,667
		63,213
INDUSTRIALS - 0.4%
Other Securities		16,472

INFORMATION TECHNOLOGY - 0.2%
Apple Inc., 2.85%, 05/06/21	1,800	1,825
Oracle Corp., 6.13%, 07/08/39	500	602
Other Securities		5,773
		8,200
MATERIALS - 0.1%
Other Securities		4,868

TELECOMMUNICATION SERVICES - 0.4%
Verizon Communications Inc.
3.45% - 4.50%, 09/15/20 - 11/01/21	7,945	8,456
4.75% - 6.40%, 09/15/33 - 08/21/46	1,304	1,289
4.52%, 09/15/48 (r)	3,480	3,065
Other Securities		6,635
		19,445
UTILITIES - 0.5%
Dominion Resources Inc., 3.63%, 12/01/24	3,200	3,168
Other Securities		19,175
		22,343

Total Corporate Bonds and Notes (cost $454,599)		458,396

GOVERNMENT AND AGENCY OBLIGATIONS - 20.8%
GOVERNMENT SECURITIES - 11.4%
Municipals - 0.6%
Port Authority of New York & New Jersey, GO
6.04%, 12/01/29	105	129
4.46%, 10/01/62	2,500	2,460
Other Securities		25,818
		28,407
Sovereign - 0.1%
Other Securities		4,237

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
U.S. Treasury Securities - 10.7%
U.S. Treasury Bond
5.38%, 02/15/31	16,700	22,404
2.88%, 05/15/43	26,924	25,536
3.38%, 05/15/44	16,745	17,505
3.13%, 08/15/44	8,230	8,204
3.00%, 11/15/44	4,000	3,894
2.50%, 02/15/45	6,705	5,873
U.S. Treasury Note
0.50%, 07/31/16	1,500	1,502
0.50%, 08/31/16	108,333	108,443
1.00%, 09/30/16	3,300	3,324
0.88%, 11/30/16	14,815	14,896
0.50%, 03/31/17	32,600	32,552
0.63%, 05/31/17	9,320	9,315
0.63%, 08/31/17	66,000	65,871
1.00%, 09/15/17	14,500	14,580
0.75%, 10/31/17	18,300	18,276
1.38%, 07/31/18	6,000	6,056
1.38%, 09/30/18	4,030	4,061
1.25%, 11/30/18	18,500	18,535
1.75%, 09/30/19	31,905	32,261
1.38%, 03/31/20	26,490	26,209
2.63%, 11/15/20	9,400	9,813
2.13%, 06/30/21	10,070	10,186
2.75%, 11/15/23	1,050	1,090
2.38%, 08/15/24	11,095	11,138
2.25%, 11/15/24	18,930	18,782
2.00%, 02/15/25	9,320	9,042
		499,348
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 9.4%
Federal Home Loan Mortgage Corp. - 1.3%
Federal Home Loan Mortgage Corp.
4.50% - 6.50%, 04/01/17 - 05/01/18	20	21
4.50%, 09/01/18 - 03/01/19	107	112
4.00% - 7.00%, 09/01/26 - 07/01/41	1,553	1,722
2.50%, 07/15/30, TBA (g)	5,900	5,958
3.00%, 07/15/30, TBA (g)	14,665	15,160
3.00%, 07/15/45, TBA (g)	14,500	14,379
3.50%, 07/15/45, TBA (g)	20,750	21,303
5.50%, 07/15/45, TBA (g)	2,400	2,689
		61,344
Federal National Mortgage Association - 6.3%
Federal National Mortgage Association
6.00%, 01/01/18	10	10
4.50%, 09/01/23 - 04/01/24	289	313
3.00% - 7.50%, 03/01/26 - 01/01/45	22,690	24,504
4.00%, 09/01/26	2,247	2,388
2.00% - 2.50%, 07/15/30 - 07/15/45, TBA (g)	3,150	3,072
2.50%, 07/15/30, TBA (g)	13,800	13,944
3.00%, 07/15/30, TBA (g)	2,450	2,535
3.50%, 07/15/30, TBA (g)	9,300	9,798
4.50%, 08/01/40	3,551	3,846
4.50%, 09/01/40	2,379	2,576
4.50%, 04/01/41	2,218	2,396
4.50%, 08/01/41	3,134	3,400
4.50%, 09/01/43	7,010	7,592
3.00%, 07/15/45, TBA (g)	141,100	140,240
3.50%, 07/15/45, TBA (g)	42,275	43,483
5.00%, 07/15/45, TBA (g)	20,600	22,752
5.50%, 07/15/45, TBA (g)	8,800	9,882
		292,731
Government National Mortgage Association - 1.8%
Government National Mortgage Association
6.00%, 02/15/24	2	3
4.00% - 7.00%, 04/15/26 - 12/20/44	12,506	14,119
5.00%, 02/15/39	2,203	2,452
5.00%, 06/15/39	3,135	3,478
4.50%, 06/15/40	2,506	2,722
3.00%, 07/15/45, TBA (g)	13,800	13,905
3.50%, 07/15/45, TBA (g)	32,025	33,175
4.50%, 07/15/45, TBA (g)	11,125	11,994
5.50%, 07/15/45, TBA (g)	3,000	3,377
REMIC, 7.50%, 09/16/35	10	12
		85,237

Total Government and Agency Obligations (cost $963,931)		971,304

SHORT TERM INVESTMENTS - 12.0%
Federal Home Loan Bank - 0.8% (w)
Other Securities		34,997

Investment Companies - 10.1%
JNL Money Market Fund, 0.01% (a) (h)	472,404	472,404

Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	52,081	52,081

Total Short Term Investments (cost $559,482)		559,482

Total Investments - 109.4% (cost $4,618,322)		5,101,665
Total Forward Sales Commitments - (0.8%) (proceeds $39,297)		(39,300)
Other Assets and Liabilities, Net - (8.6%)		(398,084)
Total Net Assets - 100.0%		$4,664,281

FORWARD SALES COMMITMENTS - 0.8%
GOVERNMENT AND AGENCY OBLIGATIONS - 0.8%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.8%
Federal National Mortgage Association - 0.7%
Federal National Mortgage Association, 4.50%, 07/15/45, TBA (g)	$32,800	$35,445

Government National Mortgage Association - 0.1%
Government National Mortgage Association, 6.00%, 07/15/45, TBA (g)	3,400	3,855

Total Forward Sales Commitments - 0.8% (proceeds $39,297)		$39,300

Portfolio Composition:	Percentage of Total Investments
Financials	17.8%
Health Care	11.3
Government Securities	10.5
Information Technology	9.6
U.S. Government Agency MBS	7.9
Industrials	7.5
Energy	6.7
Consumer Discretionary	5.1
Consumer Staples	4.8
Utilities	2.6
Non-U.S. Government Agency ABS	2.1
Telecommunication Services	1.9
Materials	1.2
Short Term Investments	11.0
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/WMC Money Market Fund

	Shares/Par (t)	Value
CORPORATE BONDS AND NOTES - 15.0%
CONSUMER STAPLES - 1.2%
Coca-Cola Co.
0.29%, 09/01/15 (i)	$4,200	$4,200
1.50%, 11/15/15	5,300	5,322
PepsiCo Inc., 0.48%, 07/30/15 (i)	5,750	5,751
		15,273
ENERGY - 0.2%
Shell International Finance BV, 0.35%, 11/10/15 (i)	2,400	2,401

FINANCIALS - 11.8%
American Express Centurion Bank, 0.73%, 11/13/15 (i)	4,140	4,145
American Honda Finance Corp.
0.27%, 10/07/15 (i)	16,000	16,000
0.30%, 01/11/16 (i)	9,500	9,500
Australia & New Zealand Banking Group Ltd., 1.00%, 10/06/15 (r)	5,250	5,259
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.77%, 03/18/16 (i)	2,585	2,593
General Electric Capital Corp.
1.00%, 12/11/15	5,000	5,010
0.87%, 01/08/16 (i)	8,000	8,023
MassMutual Global Funding II, 0.41%, 12/11/15 (i) (r)	13,630	13,638
Metropolitan Life Global Funding I, 0.41%, 06/23/16 (i) (r)	10,500	10,509
New York Life Global Funding
0.75%, 07/24/15 (r)	2,000	2,001
0.30%, 10/05/15 (i) (r)	12,000	12,001
0.28%, 10/29/15 (i) (r)	12,000	12,000
PNC Bank NA
0.59%, 01/28/16 (i)	4,365	4,370
0.80%, 01/28/16	5,475	5,482
Pricoa Global Funding I, 0.55%, 08/19/15 (i) (r)	1,800	1,800
Principal Life Global Funding II, 0.44%, 02/22/16 (i) (r)	500	500
Toronto-Dominion Bank, 0.48%, 11/06/15 (i)	6,500	6,505
Toyota Motor Credit Corp., 0.88%, 07/17/15	4,000	4,001
Wells Fargo & Co., 0.48%, 10/28/15 (i)	26,000	26,013
		149,350
INFORMATION TECHNOLOGY - 1.8%
Cisco Systems Inc., 0.33%, 09/03/15 (i)	18,700	18,702
International Business Machines Corp., 0.35%, 02/05/16 (i)	3,350	3,351
Microsoft Corp., 1.63%, 09/25/15	401	402
		22,455

Total Corporate Bonds and Notes (cost $189,479)		189,479

GOVERNMENT AND AGENCY OBLIGATIONS - 16.1%
GOVERNMENT SECURITIES - 16.1%
Federal Farm Credit Bank - 0.4% (w)
Federal Farm Credit Bank, 0.15%, 07/09/15	5,500	5,500

Federal Home Loan Bank - 4.5% (w)
Federal Home Loan Bank
0.17%, 07/22/15	7,350	7,350
0.13%, 08/14/15	14,500	14,499
0.20%, 09/25/15	7,000	7,000
0.19%, 11/19/15	12,000	11,999
0.30%, 04/14/16	6,000	5,999
5.38%, 05/18/16	10,000	10,443
		57,290
Federal Home Loan Mortgage Corp. - 1.7% (w)
Federal Home Loan Mortgage Corp.
0.17%, 07/16/15 (i)	6,500	6,500
1.75%, 09/10/15	15,000	15,046
		21,546
Sovereign - 1.1%
Kreditanstalt fur Wiederaufbau, 1.25%, 10/26/15	14,000	14,046

Treasury Inflation Index Securities - 6.3%
U.S. Treasury Inflation Indexed Note, 1.88%, 07/15/15 (n)	78,944	79,130

U.S. Treasury Securities - 2.1%
U.S. Treasury Note, 0.06%, 01/31/16 (i)	26,000	26,000

Total Government and Agency Obligations (cost $203,512)		203,512

SHORT TERM INVESTMENTS - 54.1%
Certificates of Deposit - 26.5%
Abbey National Treasury Services Plc
0.36%, 07/16/15	12,800	12,800
0.39%, 09/04/15 (i)	13,000	13,000
Bank of Montreal
0.33%, 10/09/15	13,000	13,000
0.29%, 11/12/15 (i)	4,000	4,000
0.27%, 01/06/16 (i)	13,000	13,000
Bank of Nova Scotia
0.73%, 09/11/15 (i)	1,457	1,458
0.25%, 10/30/15 (i)	21,000	21,000
0.30%, 04/18/16 (i)	5,000	5,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.24%, 09/10/15	12,600	12,600
BNP Paribas SA, 0.58%, 02/01/16	11,000	11,000
Canadian Imperial Bank of Commerce
0.00%, 12/28/15	13,000	13,000
0.28%, 02/04/16 (i)	12,000	12,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.33%, 09/18/15 (i)	13,500	13,500
Credit Suisse
0.60%, 08/24/15 (i)	8,000	8,001
0.57%, 03/21/16 (i)	15,000	15,000
Credit Suisse Group AG, 0.57%, 05/09/16 (i)	11,000	11,000
DNB Bank ASA, 0.26%, 12/02/15 (i)	5,500	5,500
JPMorgan Chase Bank NA
0.33%, 10/23/15 (i)	3,000	3,000
0.33%, 12/08/15 (i)	11,350	11,353
Natixis
0.28%, 08/06/15	15,000	15,000
0.24%, 09/10/15	10,000	10,000
Nordea Bank Finland, 0.26%, 11/13/15 (i)	11,000	11,000
Nordea Bank Finland Plc, 0.24%, 07/13/15	7,000	7,000
Rabobank Nederland, 0.24%, 09/10/15 (i)	12,500	12,500
Royal Bank of Canada
0.34%, 10/06/15	13,500	13,500
0.30%, 04/08/16 (i)	10,500	10,500
Societe Generale SA, 0.24%, 09/10/15	17,350	17,350
Standard Chartered Bank, 0.31%, 10/13/15	6,000	6,000
Sumitomo Bank, 0.25%, 09/10/15	12,000	12,000
Toronto Dominion Bank, 0.31%, 05/02/16 (i)	14,000	14,000
Toronto-Dominion Bank, 0.29%, 01/25/16 (i)	7,000	7,000
		335,062
Commercial Paper - 19.3%
Australia & NZ Banking, 0.16%, 09/11/15	15,000	14,995
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.28%, 07/06/15	13,000	13,000
BNP Paribas Finance Inc., 0.30%, 08/03/15	10,000	9,997
BPCE SA
0.35%, 07/31/15 (r)	15,000	14,996

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
0.54%, 02/18/16 (r)	12,000	11,958
Cancara Asset Securitization LLC, 0.29%, 09/23/15 (r)	10,500	10,493
Chariot Funding LLC
0.30%, 11/04/15 (r)	12,000	11,987
0.33%, 11/30/15 (r)	6,500	6,491
DNB Bank ASA
0.22%, 07/15/15 (r)	5,500	5,500
0.35%, 10/02/15 (r)	14,000	13,987
Fairway Finance Corp.
0.20%, 07/14/15 (r)	12,042	12,041
0.20%, 09/21/15 (r)	4,000	3,998
0.27%, 10/16/15 (r)	3,250	3,247
General Electric Capital Corp., 0.28%, 09/08/15	14,000	13,993
HSBC Americas Inc., 0.31%, 08/17/15	12,000	11,995
HSBC Bank USA, 0.33%, 09/29/15	18,000	17,985
JPMorgan Securities LLC, 0.30%, 07/17/15	10,000	9,999
Jupiter Securitization Corp., 0.40%, 12/21/15 (r)	11,000	10,979
MetLife Short Term Funding LLC, 0.22%, 11/09/15 (r)	15,000	14,988
Societe Generale SA, 0.44%, 11/17/15 (r)	4,750	4,742
Standard Chartered Bank, 0.28%, 08/17/15	7,000	6,998
Svenska Handelsbanken AB, 0.20%, 07/02/15	10,000	10,000
Thunder Bay Funding LLC, 0.20%, 09/08/15 (r)	10,000	9,996
		244,365
Repurchase Agreements - 8.3%
Repurchase Agreement with BOA, 0.12% (Collateralized by $2,936 U.S. Treasury Note, 2.00%, due 02/15/22, value $2,958) acquired on 06/30/15, due on 07/01/15 at $2,900	2,900	2,900
Repurchase Agreement with BMO, 0.09% (Collateralized by $742 U.S. Treasury Note, 8.00%, due 11/15/21, value $1,020) acquired on 06/30/15, due on 07/01/15 at $1,000	1,000	1,000
Repurchase Agreement with BNP, 0.10% (Collateralized by $3,929 Federal National Mortgage Association, 3.00-6.00%, due 11/01/25-12/01/44, value $4,080) acquired on 06/30/15, due on 07/01/15 at $4,000	4,000	4,000
Repurchase Agreement with DUB, 0.13% (Collateralized by $362 Federal Home Loan Mortgage Corp., 0.00%, due 03/15/31, value $204) acquired on 06/30/15, due on 07/01/15 at $200	200	200
Repurchase Agreement with GSC, 0.13% (Collateralized by $484 Federal National Mortgage Association, 5.50%, due 02/01/41, value $547 and $9,743 Federal Home Loan Mortgage Corp., 2.00-6.50%, due 04/01/25-11/01/39, value $10,673) acquired on 06/30/15, due on 07/01/15 at $11,000	11,000	11,000
Repurchase Agreement with GSC, 0.08% (Collateralized by $33,703 Government National Mortgage Association, 3.00-5.00%, due 07/20/35-06/20/45, value $35,700) acquired on 06/29/15, due on 07/06/15 at $35,001	35,000	35,000
Repurchase Agreement with GSC, 0.07% (Collateralized by $24,323 Government National Mortgage Association, 3.00-4.50%, due 10/20/40-06/15/45, value $25,500) acquired on 06/24/15, due on 07/01/15 at $25,000	25,000	25,000
Repurchase Agreement with RBC, 0.09% (Collateralized by $914 Federal National Mortgage Association, 2.28-4.50%, due 02/01/26-04/01/44, value $1,005 and $15 Federal Home Loan Mortgage Corp., 2.16-4.50%, due 09/01/42-11/01/42, value $15) acquired on 06/30/15, due on 07/01/15 at $1,000	1,000	1,000
Repurchase Agreement with RBC, 0.08% (Collateralized by $253 Government National Mortgage Association, 3.50-4.00%, due 04/20/42-05/20/45, value $270, $6,888 Federal National Mortgage Association, 2.28-4.50%, due 05/01/26-11/01/44, value $6,678 and $16,871 Federal Home Loan Mortgage Corp., 2.19-4.50%, due 03/01/36-09/01/44, value 18,552) acquired on 06/24/15, due on 07/01/15 at $25,000	25,000	25,000
		105,100

Total Short Term Investments (cost $684,527)		684,527

Total Investments - 85.2% (cost $1,077,518)		1,077,518
Other Assets and Liabilities, Net - 14.8%		186,439
Total Net Assets - 100.0%		$1,263,957

Portfolio Composition:	Percentage of Total Investments
Government Securities	18.9%
Financials	13.9
Information Technology	2.1
Consumer Staples	1.4
Energy	0.2
Short Term Investments	63.5
Total Investments	100.0%

JNL/WMC Value Fund

	Shares/Par (t)	Value
COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 12.2%
CBS Corp. - Class B	302	$16,766
Comcast Corp. - Class A	377	22,691
Dollar General Corp.	248	19,295
Hilton Worldwide Holdings Inc. (c)	670	18,461
Home Depot Inc.	202	22,467
Lowe’s Cos. Inc. (e)	258	17,263
Newell Rubbermaid Inc.	416	17,103
Nordstrom Inc.	210	15,659
Norwegian Cruise Line Holdings Ltd. (c)	312	17,487
Pulte Homes Inc.	849	17,100
PVH Corp.	163	18,791
Thomson Reuters Corp.	404	15,385
		218,468
CONSUMER STAPLES - 4.9%
Anheuser-Busch InBev NV - ADR	163	19,696
British American Tobacco Plc	263	14,146
CVS Health Corp.	215	22,576
Diageo Plc - ADR	87	10,125
Kraft Foods Group Inc.	251	21,362
		87,905
ENERGY - 10.6%
Anadarko Petroleum Corp.	184	14,336
Chevron Corp.	356	34,380
EOG Resources Inc.	258	22,556

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Exxon Mobil Corp.	336	27,933
Halliburton Co.	556	23,937
Marathon Oil Corp.	959	25,442
Occidental Petroleum Corp.	178	13,819
Pioneer Natural Resources Co.	98	13,647
Southwestern Energy Co. (c)	563	12,802
		188,852
FINANCIALS - 26.7%
ACE Ltd.	225	22,891
American International Group Inc.	316	19,529
Ameriprise Financial Inc.	169	21,126
BlackRock Inc.	83	28,654
Citigroup Inc.	822	45,430
Goldman Sachs Group Inc.	107	22,345
Intercontinental Exchange Inc.	104	23,264
Invesco Ltd.	435	16,323
JPMorgan Chase & Co.	1,024	69,362
M&T Bank Corp.	173	21,628
Marsh & McLennan Cos. Inc.	343	19,472
MetLife Inc.	447	25,011
Paramount Group Inc.	265	4,553
PNC Financial Services Group Inc.	418	39,980
Principal Financial Group Inc.	275	14,121
Unum Group	288	10,301
Wells Fargo & Co.	1,312	73,769
		477,759
HEALTH CARE - 13.0%
Amgen Inc.	117	18,025
AstraZeneca Plc - ADR	289	18,410
Baxter International Inc.	225	15,744
Bristol-Myers Squibb Co.	397	26,398
Gilead Sciences Inc.	138	16,111
Medtronic Plc	377	27,967
Merck & Co. Inc.	830	47,275
Pfizer Inc.	451	15,118
Roche Holding AG	84	23,495
UnitedHealth Group Inc.	200	24,401
		232,944
INDUSTRIALS - 12.1%
3M Co.	123	18,996
Eaton Corp. Plc	435	29,349
Fortune Brands Home & Security Inc.	508	23,270
General Electric Co.	1,240	32,949
Illinois Tool Works Inc.	172	15,748
Ingersoll-Rand Plc	262	17,661
Nielsen NV	428	19,144
Spirit Aerosystems Holdings Inc. - Class A (c)	300	16,544
Union Pacific Corp.	151	14,429
United Technologies Corp.	256	28,440
		216,530
INFORMATION TECHNOLOGY - 11.3%
Analog Devices Inc.	275	17,631
Cisco Systems Inc.	2,076	57,005
Intel Corp.	1,109	33,730
Marvell Technology Group Ltd.	1,408	18,560
Maxim Integrated Products Inc.	798	27,603
Microsoft Corp.	581	25,660
Symantec Corp.	976	22,697
		202,886
MATERIALS - 3.9%
Axalta Coating Systems Ltd. (c)	335	11,079
Dow Chemical Co.	440	22,493
International Paper Co.	312	14,843
Nucor Corp.	184	8,130
Steel Dynamics Inc.	652	13,498
		70,043
TELECOMMUNICATION SERVICES - 1.5%
Verizon Communications Inc.	568	26,484

UTILITIES - 2.4%
Edison International	238	13,234
Eversource Energy	417	18,952
NextEra Energy Inc.	112	10,967
		43,153

Total Common Stocks (cost $1,308,117)		1,765,024

SHORT TERM INVESTMENTS - 1.3%
Investment Companies - 1.3%
JNL Money Market Fund, 0.01% (a) (h)	24,063	24,063

Securities Lending Collateral - 0.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	62	62

Total Short Term Investments (cost $24,125)		24,125

Total Investments - 99.9% (cost $1,332,242)		1,789,149
Other Assets and Liabilities, Net - 0.1%		1,368
Total Net Assets - 100.0%		$1,790,517

Portfolio Composition:	Percentage of Total Investments
Financials	26.7%
Health Care	13.0
Consumer Discretionary	12.2
Industrials	12.1
Information Technology	11.3
Energy	10.6
Consumer Staples	4.9
Materials	3.9
Utilities	2.4
Telecommunication Services	1.5
Short Term Investments	1.4
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

(a)         Investment in affiliate.

(b)         Consolidated Schedule of Investments.

(c)          Non-income producing security.

(d)         Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented less than 0.50% of each Fund’s net assets except for the following Funds:  JNL/Franklin Templeton Mutual Shares Fund - 1.15%, JNL/PPM America High Yield Bond Fund - 0.53%, JNL/Westchester Capital Event Driven Fund - 1.04%.

(e)          All or portion of the security was on loan.

(f)           Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s (“Trust”) Board of Trustees (“Board”).  Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs.  See FASB ASC Topic 820 in these Notes to Schedules of Investments.

(g)          All or a portion of the security was purchased or sold on a delayed delivery basis. As of June 30, 2015, the total payable for investments purchased on a delayed delivery basis was as follows:  JNL/BlackRock Global Allocation Fund $12,856; JNL/Capital Guardian Global Balanced Fund $11,054; JNL/Goldman Sachs Core Plus Bond Fund $153,601; JNL/Mellon Capital Bond Index Fund $91,443; JNL/Neuberger Berman Strategic Income Fund $247,993; JNL/PIMCO Real Return Fund $1,549,721; JNL/PIMCO Total Return Bond Fund $914,316; JNL/T. Rowe Price Short-Term Bond Fund $4,361; JNL/WMC Balanced Fund $366,878. As of June 30, 2015, the total proceeds for investments sold on a delayed delivery basis were as follows: JNL/Goldman Sachs Core Plus Bond Fund $26,328; JNL/Mellon Capital Bond Index Fund $3,569; JNL/WMC Balanced Fund $39,297.

(h)         Yield changes daily to reflect current market conditions.  Rate was the quoted yield as of June 30, 2015.

(i)             The security or securities in this category have a variable rate.  Rate stated was in effect as of June 30, 2015.

(j)            Security issued with a zero coupon.  Income is recognized through the accretion of discount.

(k)         Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer.  Rate stated was the coupon as of June 30, 2015.

(l)             The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(m)     Perpetual security.

(n)         Treasury inflation indexed note, par amount is adjusted for inflation.

(o)         All or a portion of the security is pledged or segregated as collateral.

(p)         Security is restricted to resale to institutional investors.  See Restricted Securities in these Notes to the Schedules of Investments.

(q)         The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.

(r)            The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 (“1933 Act”), as amended, to be liquid based on procedures approved by the Board.  As of June 30, 2015, the value and the percentage of net assets of these liquid securities was as follows: JNL/BlackRock Global Allocation Fund - $61,787, 1.7%; JNL/Franklin Templeton Global Multisector Bond Fund - $213,035, 10.1%; JNL/Franklin Templeton Income Fund - $519,541, 19.9%; JNL/Franklin Templeton Mutual Shares Fund - $15,752, 1.3%; JNL/Goldman Sachs Core Plus Bond Fund - $206,747, 18.4%; JNL/Goldman Sachs Emerging Markets Debt Fund - $90,654, 16.8%; JNL/Ivy Asset Strategy Fund - $219,977, 7.8%; JNL/JPMorgan U.S. Government & Quality Bond Fund - $41,944, 3.2%; JNL/Mellon Capital Bond Index Fund - $5,783, 0.6%; JNL Multi-Manager Alternative Fund - $29,042, 5.2%; JNL/Neuberger Berman Strategic Income Fund - $48,909, 5.9%; JNL/Oppenheimer Emerging Markets Innovator Fund — $564, 0.6%; JNL/PIMCO Real Return Fund - $141,712, 8.3%; JNL/PIMCO Total Return Bond Fund - $461,014, 10.3%; JNL/PPM America Floating Rate Income Fund - $44,352, 2.8%; JNL/PPM America High Yield Bond Fund - $1,009,071, 35.7%; JNL/Scout Unconstrained Bond Fund - $29,884, 4.0%; JNL/T. Rowe Price Short-Term Bond Fund - $416,136, 23.7%; JNL/Westchester Capital Event Driven Fund - $1,355, 1.0%; JNL/WMC Balanced Fund - $174,296, 3.7%; JNL/WMC Money Market Fund - $193,112, 15.3%

(s)           Treasury inflation indexed note, par amount is not adjusted for inflation.

(t)            Par amounts are listed in USD unless otherwise noted.  Options are quoted in unrounded number of contracts.  Gold bullion is quoted in unrounded ounces.

(u)         Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(v)         Convertible security.

(w)       The securities in this category are a direct debt of the agency and not collateralized by mortgages.

(x)         Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(y)         Pay-in-kind security.  The coupon interest earned by the security may be paid in cash or additional par.

(z)          This variable rate senior loan will settle after June 30, 2015, at which time the interest rate will be determined.

†                 The Fund had an unfunded commitment at June 30, 2015.  See Unfunded Commitments in the Notes to Financial Statements.

*                 A Summary Schedule of Investments is presented for this portfolio.  For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2015.  In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. A complete Schedule of Investments is available without charge, upon request, by calling the Annuity Service Center at 1-800-873-5654 or by visiting the Securities and Exchange Commission’s website, www.sec.gov.

Currencies:
AUD - Australian Dollar	DKK - Danish Krone	INR - Indian Rupee	PEN - Peruvian Nuevo Sol
BRL - Brazilian Real	DOP - Dominican Peso	JPY - Japanese Yen	PHP - Philippine Peso
CAD - Canadian Dollar	EUR - European Currency Unit (Euro)	KRW - Korean Won	PLN - Polish Zloty
CHF - Swiss Franc	GBP - British Pound	LKR - Sri Lankan Rupee	RON - Romanian New Leu
CLP - Chilean Peso	GHS - Ghanaian Cedi	MXN - Mexican Peso	RSD - Serbian Dinar
CNH - Chinese Offshore Yuan	HKD - Hong Kong Dollar	MYR - Malaysian Ringgit	RUB - Russian Ruble
CNY - Chinese Yuan	HUF - Hungarian Forint	NGN - Nigerian Naira	SAR - Saudi Riyal
COP - Colombian Peso	IDR - Indonesian Rupiah	NOK - Norwegian Krone	SEK - Swedish Krona
CZK - Czech Republic Korunas	ILS - Israeli New Shekel	NZD - New Zealand Dollar	SGD - Singapore Dollar

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

Currencies: (continued)

THB - Thai Baht	TWD - Taiwan Dollar	UYU - Uruguayan Peso
TRY - New Turkish Lira	USD - United States Dollar	ZAR - South African Rand

Abbreviations:
“-” Amount rounds to less than one thousand	IBEX - Iberia Index
ABS - Asset Backed Security ADR - American Depositary Receipt	iTraxx - Group of international credit derivative indices monitored by the International Index Company
ASX - Australian Stock Exchange	JIBAR - Johannesburg Interbank Agreed Rate
CAC - Cotation Assistee en Continu	JSE - Johannesburg Stock Exchange
CBT - Chicago Board of Trade	KCBT - Kansas City Board of Trade
CDI - Chess Depository Interest	KOSPI - Korea Composite Stock Price Index
CDO - Collateralized Debt Obligation	LIBOR - London Interbank Offered Rate
CDX.NA.HY - Credit Derivatives Index - North American - High Yield	LME - London Metal Exchange MIBOR - Mumbai Interbank Offered Rate
CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade	MIB - Milano Indice Borsa MICEX - Moscow Interbank Currency Exchange Index
CLO - Collateralized Loan Obligation	MSCI - Morgan Stanley Capital International
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	NASDAQ - National Association of Securities Dealers Automated Quotations
CVA - Commanditaire Vennootschap op Aandelen	NVDR - Non-Voting Depository Receipt
EAFE - Europe, Australia and Far East	OAT - Obligations Assimilables du Tresor
ETF - Exchange Traded Fund	RB - Revenue Bond
Euribor- Europe Interbank Offered Rate	RBOB - Reformulated Blendstock for Oxygenate Blending
Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years	REIT - Real Estate Investment Trust REMIC - Real Estate Mortgage Investment Conduit
Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years	S&P - Standard & Poor’s SDR - Swedish Depository Receipt
Euro-Buxl - debt instrument issued by the Federal Republic of Germany with a term of 24 to 35 years	SGX - Singapore Exchange SPDR - Standard & Poor’s Depository Receipt
Euro-BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years Euro-OAT - debt instrument issued by the Republic of France with a term of 8.5 to 10.5 years	SPI - Schedule Performance Index TBA - To Be Announced (Securities purchased on a delayed delivery basis)
TES - Peso Denominated Treasury Bonds
Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years	UFJ - United Financial of Japan ULSD - Ultra-low sulfur diesel
FDR - Fiduciary Depository Receipt	WTI - West Texas Intermediate
FTSE - Financial Times and the London Stock Exchange
GDR - Global Depository Receipt

Counterparty Abbreviations:
ANZ – Australia & New Zealand Banking Group Ltd.	GSC - Goldman Sachs & Co.
BBH - Brown Brothers Harriman & Co.	GSI - Goldman Sachs International
BBP - Barclays Bank Plc	HSB - HSBC Securities, Inc.
BCL - Barclays Capital Inc.	JPM - J.P. Morgan Securities, Inc.
BMO - BMO Capital Markets Corp.	MLP - Merrill Lynch Professional Clearing Corp.
BNP - BNP Paribas Securities	MSC - Morgan Stanley & Co., Incorporated
BNY - BNY Capital Markets	MSS - Morgan Stanley Capital Services Inc.
BOA - Bancamerica Securities/Bank of America NA	RBC - Royal Bank of Canada
BOM - Bank Of Montreal	RBS - Royal Bank of Scotland
CCI - Citicorp Securities, Inc.	SCB - Standard Chartered Bank
CGM - Citigroup Global Markets	SGA - SG Americas Securities, LLC
CIT - Citibank, Inc.	SGB - Societe Generale Bannon LLC
CSI - Credit Suisse Securities, LLC	SSB - State Street Brokerage Services, Inc.
DUB - Deutsche Bank Alex Brown Inc.	UBS - UBS Securities LLC
FTB- First Tennessee Brokerage	WBC - Westpac Banking Corporation

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of June 30, 2015, the following Funds held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/BlackRock Commodity Securities Strategy Fund
Uranium Energy Corp.	11/02/2010	$1,243	$582	0.1%

JNL/BlackRock Global Allocation Fund
AliphCom Inc., 0.00%, 04/01/20	04/28/2015	$10,903	$10,903	0.3%
BRT Escrow Corp. SpA Escrow	12/31/2014	—	—	—
Bio City Development Co. BV, 8.00%, 07/06/18	08/26/2011	708	276	—
CapitaLand Ltd., 2.10%, 11/15/16	09/22/2011	2,787	2,591	0.1

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/BlackRock Global Allocation Fund (continued)
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41	11/09/2011	$1,811	$1,820	0.1%
Delta Topco Ltd.	05/03/2012	984	1,150	—
Delta Topco Ltd., 10.00%, 11/24/16	05/03/2012	2,020	1,988	0.1
Domo Inc.	04/02/2015	4,440	4,440	0.1
Dropbox Inc.	01/29/2014	7,795	7,554	0.2
Grand Rounds Inc.	04/01/2015	1,774	1,774	0.1
Invitae Corp.	10/09/2014	1,679	1,978	0.1
Lookout, Inc.	09/22/2014	3,242	3,310	0.1
NextEra Energy Partners LP	05/08/2015	1,134	1,019	—
Olam International Ltd., 6.00%, 10/15/16	09/07/2011	2,760	2,764	0.1
Palantir Technologies Inc.	02/10/2014	3,142	4,413	0.1
REI Agro Ltd., 5.50%, 11/13/14	02/08/2012	607	32	—
REI Agro Ltd., 5.50%, 11/13/14	11/13/2011	184	9	—
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22	04/04/2012	1,100	1,168	—
TFS Corp. Ltd.	03/18/2013	—	191	—
Telecom Italia Finance SA, 6.13%, 11/15/16	11/11/2013	905	973	—
Telefonica SA, 6.00%, 07/24/17	07/18/2014	1,758	1,752	—
Uber Technologies Inc.	06/09/2014	4,702	12,016	0.3
United Kingdom Treasury Bond, 2.25%, 09/07/23	06/16/2014	46,455	45,612	1.2
		$100,890	$107,733	2.9%
JNL/BlackRock Large Cap Select Growth Fund
Palantir Technologies Inc.	02/10/2014	$7,640	$10,730	0.8%

JNL/Capital Guardian Global Balanced Fund
Altegrity Inc., 13.00%, 07/01/20	07/14/2014	$139	$60	—%
Appalachian Consumer Rate Relief Funding LLC, 3.77%, 08/01/28	11/07/2013	100	106	—
BAT International Finance Plc, 1.85%, 06/15/18	06/11/2015	30	30	—
BAT International Finance Plc, 2.75%, 06/15/20	06/11/2015	30	30	—
BAT International Finance Plc, 3.50%, 06/15/22	06/11/2015	20	20	—
BAT International Finance Plc, 3.95%, 06/15/25	06/11/2015	30	30	—
Baxalta Inc., 4.00%, 06/23/25	06/19/2015	124	124	—
Baxalta Inc., 5.25%, 06/23/45	06/19/2015	20	20	—
Bayer US Finance LLC, 3.38%, 10/08/24	10/02/2014	198	199	0.1
Bermuda Government International Bond, 4.14%, 01/03/23	11/19/2012	210	202	0.1
Bermuda Government International Bond, 4.85%, 02/06/24	07/31/2013	517	525	0.1
CSMC Trust REMIC, 0.99%, 04/15/16	06/02/2014	100	100	—
Caisse d’Amortissement de la Dette Sociale, 1.13%, 01/30/17	01/23/2014	125	126	—
Columbia Pipeline Group Inc., 2.45%, 06/01/18	05/20/2015	40	40	—
Columbia Pipeline Group Inc., 3.30%, 06/01/20	05/20/2015	5	5	—
Columbia Pipeline Group Inc., 4.50%, 06/01/25	05/20/2015	5	5	—
Columbia Pipeline Group Inc., 5.80%, 06/01/45	05/20/2015	10	10	—
Core Industrial Trust REMIC, 3.04%, 02/10/22	04/02/2015	370	361	0.1
Credit Agricole SA, 4.38%, 03/17/25	03/10/2015	199	192	—
Daimler Finance North America LLC, 2.25%, 03/02/20	02/24/2015	250	247	0.1
Deutsche Wohnen AG	01/17/2013	955	1,082	0.2
EMD Finance LLC, 2.40%, 03/19/20	03/17/2015	70	69	—
EMD Finance LLC, 2.95%, 03/19/22	04/01/2015	20	19	—
EMD Finance LLC, 3.25%, 03/19/25	03/17/2015	170	165	—
EQTY Mortgage Trust REMIC, 1.04%, 05/08/16	06/09/2014	115	114	—
Electricite de France, 4.88%, 01/22/44	03/27/2014	40	42	—
Enterprise Fleet Financing LLC, 0.87%, 12/20/16	02/12/2014	151	151	—
FMG Resources August 2006 Pty Ltd., 6.88%, 04/01/22	10/08/2013	61	42	—
First Data Corp., 8.25%, 01/15/21	12/22/2009	275	290	0.1
First Quantum Minerals Ltd., 6.75%, 02/15/20	02/25/2014	100	97	—
First Quantum Minerals Ltd., 7.00%, 02/15/21	02/25/2014	101	95	—
Hertz Corp., 2.73%, 03/25/21	04/15/2015	159	157	—
Hilton USA Trust REMIC, 2.66%, 11/05/18	11/25/2013	200	199	0.1
Indonesia Government International Bond, 4.13%, 01/15/25	01/09/2015	199	196	—
Intesa Sanpaolo SpA, 5.02%, 06/26/24	06/20/2014	200	194	—
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34	06/11/2015	200	204	0.1
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25	04/16/2015	200	199	—
Medtronic Inc., 2.50%, 03/15/20	12/02/2014	125	125	—
Medtronic Inc., 3.50%, 03/15/25	12/02/2014	500	503	0.1
Medtronic Inc., 4.63%, 03/15/45	12/02/2014	40	40	—
NBCUniversal Enterprise Inc., 1.97%, 04/15/19	03/21/2013	100	99	—
Niagara Mohawk Power Corp., 3.51%, 10/01/24	09/23/2014	40	40	—
Niagara Mohawk Power Corp., 4.28%, 10/01/34	09/23/2014	20	20	—
Norway Government Bond, 3.00%, 03/14/24	09/25/2014	309	308	0.1
Norway Government Bond, 3.75%, 05/25/21	10/01/2014	158	163	—
Norway Government Bond, 4.25%, 05/19/17	01/06/2012	279	217	0.1

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Capital Guardian Global Balanced Fund (continued)
Petroleos Mexicanos, 5.63%, 01/23/46	01/16/2015	$342	$322	0.1%
Republic of Ghana, 8.13%, 01/18/26	11/07/2014	199	182	—
Roche Holdings Inc., 2.25%, 09/30/19	04/01/2015	203	201	0.1
Roche Holdings Inc., 3.35%, 09/30/24	02/20/2015	208	202	0.1
Royal Dutch Shell Plc- Class B	06/25/2014	566	370	0.1
Scentre Group Trust, 3.50%, 02/12/25	11/07/2014	104	103	—
Shell International Finance BV, 4.38%, 05/11/45	05/07/2015	80	79	—
Slovenia Government International Bond, 5.85%, 05/10/23	05/03/2013	248	283	0.1
Spain Government Bond, 2.75%, 10/31/24	06/13/2014	1,816	1,646	0.3
Spain Government Bond, 5.15%, 10/31/44	08/28/2014	2,935	2,479	0.5
Spain Government Bond, 5.40%, 01/31/23	02/21/2013	978	831	0.2
Trade MAPS 1 Ltd., 0.89%, 12/10/16	01/07/2014	125	125	—
Trade MAPS 1 Ltd., 1.44%, 12/10/16	01/07/2014	100	100	—
Transportadora de Gas del Peru SA, 4.25%, 04/30/28	04/24/2013	200	197	—
Valeant Pharmaceuticals International Inc., 6.38%, 10/15/20	10/15/2012	206	211	0.1
Verizon Communications Inc., 4.27%, 01/15/36	03/17/2015	88	79	—
Verizon Communications Inc., 4.52%, 09/15/48	03/23/2015	189	168	—
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19	11/13/2014	200	201	0.1
WEA Finance LLC, 2.70%, 09/17/19	09/11/2014	200	200	0.1
WEA Finance LLC, 3.75%, 09/17/24	09/11/2014	199	197	—
		$16,495	$15,438	3.1%
JNL/DFA U.S. Core Equity Fund
BioScrip Inc.		$—	$—	—%
Casa Lay	01/30/2015	14	14	—
HKN Inc.	11/02/2012	2	1	—
Property Development Center	01/30/2015	1	1	—
		$17	$16	—%
JNL/Franklin Templeton Global Growth Fund
Samsung Electronics Co. Ltd. - GDR	02/06/2007	$34,369	$36,004	3.0%

JNL/Franklin Templeton Global Multisector Bond Fund
Calpine Corp., 5.88%, 01/15/24	10/30/2013	$894	$952	—%
Hungary Government International Bond, 4.38%, 07/04/17	07/04/2012	5,280	5,236	0.3
Hungary Government International Bond, 5.75%, 06/11/18	06/11/2013	6,588	6,924	0.3
Portugal Obrigacoes do Tesouro OT, 4.95%, 10/25/23	07/14/2014	472	420	—
Portugal Obrigacoes do Tesouro OT, 5.65%, 02/15/24	07/14/2014	1,230	1,093	0.1
		$14,464	$14,625	0.7%
JNL/Franklin Templeton Income Fund
First Data Holdings Inc.	06/27/2014	$6,826	$8,604	0.3%
General Motors Co.	04/25/2010	—	1	—
SuperMedia Inc. Escrow Litigation Trust	03/04/2010	14	—	—
		$6,840	$8,605	0.3%
JNL/Goldman Sachs Core Plus Bond Fund
Barclays Bank Plc, 0.00%, 04/13/16	04/13/2015	$7,500	$7,499	0.7%
Credit Suisse European Mortgage Capital Ltd., 2.79%, 04/20/20	04/24/2015	2,910	2,983	0.3
Federal Home Loan Mortgage Corp. REMIC, 5.91%, 11/15/43	11/27/2013	201	286	—
Federal Home Loan Mortgage Corp. REMIC, 1,156.50%, 06/15/21	02/29/2000	—	—	—
Federal National Mortgage Association REMIC, 4.82%, 11/25/40	09/28/2012	(16)	823	0.1
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.82%, 05/17/32	01/08/2003	17	4	—
Government National Mortgage Association REMIC, 6.52%, 08/16/43	11/14/2013	169	232	—
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40)	09/22/2010	5,168	4,148	0.4
Home Interior Gift Inc.	02/22/2006	184	—	—
Macquarie Bank Ltd., 6.63%, 04/07/21	10/27/2014	1,797	1,802	0.1
Penske Truck Leasing Co. LP, 3.05%, 01/09/20	02/03/2015	2,445	2,409	0.2
Sappi Papier Holding GmbH, 7.75%, 07/15/17	10/16/2014	1,257	1,284	0.1
Spain Government Bond, 5.50%, 04/30/21	06/30/2015	4,097	4,086	0.4
Verizon Communications Inc., 4.67%, 03/15/55	03/17/2015	1,022	887	0.1
Z Capital Credit Partners CLO Ltd., 1.73%, 07/16/27	06/04/2015	6,047	6,048	0.5
		$32,798	$32,491	2.9%
JNL/Goldman Sachs Emerging Markets Debt Fund
Bumi Capital Pte Ltd., 12.00%, 11/10/16	06/13/2014	$59	$28	—%
Bumi Investment Pte Ltd., 10.75%, 10/06/17	06/13/2014	715	375	0.1
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 10.00%, 07/24/24)	08/12/2011	1,048	736	0.1
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.00%, 07/24/20)	07/26/2011	2,903	2,080	0.3
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 07/15/21)	06/26/2012	8,378	5,346	1.0
Digicel Group Ltd., 8.25%, 09/30/20	12/13/2013	303	300	0.1

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
Digicel Ltd., 7.00%, 02/15/20	12/18/2013	$202	$207	—%
Hutchison Whampoa International 10 Ltd., 6.00%, callable at 100 beginning 10/28/15	02/26/2015	425	425	0.1
Transportadora de Gas del Sur SA, 9.63%, 05/14/20	02/20/2014	6	6	—
Trust F/1401, 6.95%, 01/30/44	01/24/2014	272	301	0.1
		$14,311	$9,804	1.8%
JNL/Ivy Asset Strategy Fund
Aston Martin Holdings UK Ltd., 10.25%, 07/15/18	03/13/2014	$12,753	$12,564	0.5%
Delta Topco Ltd.	01/23/2012	30,886	31,626	1.1
Delta Topco Ltd., 10.00%, 11/24/16	04/02/2012	55,201	54,676	2.0
Legend Pictures LLC	12/18/2012	27,470	26,068	0.9
Legendary Pictures Funding LLC, 8.00%, 03/15/18	03/13/2013	28,500	28,378	1.0
Media Group Holdings LLC	06/21/2013	68,606	59,899	2.1
		$223,416	$213,211	7.6%
JNL/JPMorgan U.S. Government & Quality Bond Fund
IndyMac Seconds Asset Backed Trust REMIC, 0.45%, 06/25/36	05/22/2006	$789	$186	—%
SACO I Inc. REMIC, 0.45%, 06/25/36	05/30/2006	177	293	—
		$966	$479	—%
JNL/Morgan Stanley Mid Cap Growth Fund
Airbnb Inc.	04/16/2014	$1,699	$3,534	1.5%
Dropbox Inc.	01/30/2014	483	468	0.2
Dropbox Inc.- Series A-1	05/25/2012	41	83	—
Flipkart Ltd.	10/07/2013	245	1,517	0.6
Palantir Technologies Inc.- Series H	10/28/2013	79	194	0.1
Palantir Technologies Inc.- Series H-1	10/28/2013	79	194	0.1
Palantir Technologies Inc.	07/20/2012	16	45	—
SurveyMonkey Inc.	11/26/2014	679	677	0.3
		$3,321	$6,712	2.8%
JNL/Oppenheimer Emerging Markets Innovator Fund
Folli Follie SA	04/28/2015	$692	$673	0.7%
Golfzon Yuwon Holdings Co. Ltd.	04/28/2015	548	531	0.6
		$1,240	$1,204	1.3%
JNL/PIMCO Total Return Bond Fund
BPCE SA, 12.50%, callable at 100 beginning 09/30/19	11/21/2014	$7,406	$7,417	0.1%
Blackstone CQP Holdco LP, 9.30%, 03/31/19	06/26/2014	2,337	2,364	0.1
Cantor Fitzgerald LP, 6.50%, 06/17/22	06/15/2015	11,100	11,437	0.2
General Electric Capital Corp., 3.80%, 06/18/19	07/09/2013	3,763	3,910	0.1
Lloyds Bank Plc, 12.00%, callable at 100 beginning 12/16/24	06/01/2015	2,865	2,860	0.1
Panther CDO V BV, 0.36%, 10/15/84	04/06/2015	9,775	9,994	0.2
		$37,246	$37,982	0.8%
JNL/PPM America Floating Rate Income Fund
SS&C Technologies Holdings Inc., 5.88%, 07/15/23	06/30/2015	$464	$469	—%

JNL/PPM America High Yield Bond Fund
American Airlines Pass-Through Trust, 5.60%, 07/15/20	11/22/2013	$9,597	$9,885	0.3%
CenturyLink Inc., 5.63%, 04/01/25	03/13/2015	2,500	2,256	0.1
Lone Pine Resources Canada Ltd.- Class A	12/05/2014	1,039	—	—
Lone Pine Resources Inc.	12/05/2014	1.039	—	—
Lone Pine Resources Inc. Escrow	12/05/2014	1,039	—	—
SS&C Technologies Holdings Inc., 5.88%, 07/15/23	06/30/2015	2,787	2,815	0.1
		$16,962	$14,956	0.5%
JNL/T. Rowe Price Established Growth Fund
Airbnb Inc.	04/16/2014	$6,792	$14,127	0.3%
Dropbox Inc.	11/11/2014	8,341	8,083	0.2
Flipkart Ltd.	12/17/2014	6,117	7,265	0.1
Flipkart Ltd.	04/20/2015	6,745	6,745	0.1
Flipkart Ltd.	03/20/2015	1,278	1,595	—
Flipkart Ltd.	03/20/2015	1,141	1,423	—
Flipkart Ltd.	03/20/2015	688	858	—
Flipkart Ltd.	03/20/2015	389	486	—
LivingSocial- Series F	11/18/2011	1,185	28	—
WeWork Co.	06/23/2015	4,997	4,997	0.1
WeWork Co.	06/23/2015	556	556	—
		$38,229	$46,163	0.8%
JNL/T. Rowe Price Mid-Cap Growth Fund
Atlassian Corp.	04/10/2014	$1,628	$1,933	0.1%
Atlassian Corp.	04/10/2014	1,204	1,430	—
Atlassian Corp.	04/10/2014	608	722	—
Atlassian Corp.- Class A	04/10/2014	1,246	1,480	0.1
Atlassian Corp.- Class A	04/10/2014	346	411	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/T. Rowe Price Mid-Cap Growth Fund (continued)
Atlassian Corp.- Class A	04/10/2014	$239	$283	—%
Dropbox Inc.- Series A	05/02/2012	476	974	—
Dropbox Inc.- Series A-1	05/02/2012	2,339	4,783	0.1
Dropbox Inc.	05/02/2012	383	784	—
LivingSocial	04/01/2011	4,061	126	—
WeWork Co.	12/10/2014	2,591	5,118	0.2
WeWork Co.	12/10/2014	2,036	4,021	0.1
WeWork Co.	12/10/2014	1,343	2,937	0.1
		$18,500	$25,002	0.7%

Investments in Affiliates - See Note 8 in the Notes to Financial Statements for discussion of investments in affiliates.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the custodian.  The following table details cash management investments in affiliates held at June 30, 2015.  There was no realized gain or loss relating to transactions in these investments during the period ended June 30, 2015.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/AllianceBernstein Dynamic Asset Allocation Fund	$753	$9,434	$—
JNL/AQR Managed Futures Strategy Fund	92,277	107,277	1
JNL/BlackRock Commodity Securities Strategy Fund	17,205	21,717	—
JNL/BlackRock Large Cap Select Growth Fund	16,002	14,843	—
JNL/Boston Partners Global Long Short Equity Fund	13,790	19,238	—
JNL/Brookfield Global Infrastructure and MLP Fund	29,514	15,291	—
JNL/Capital Guardian Global Balanced Fund	29,539	26,621	—
JNL/Capital Guardian Global Diversified Research Fund	20,736	27,259	—
JNL/DFA U.S. Core Equity Fund	2,716	4,060	—
JNL/Eagle SmallCap Equity Fund	—	15,739	—
JNL/Eastspring Investments Asia ex-Japan Fund	172	2,688	—
JNL/Eastspring Investments China-India Fund	11,320	4,560	—
JNL/Franklin Templeton Global Growth Fund	59,972	45,692	—
JNL/Franklin Templeton Global Multisector Bond Fund	134,062	343,796	5
JNL/Franklin Templeton Income Fund	80,912	125,583	2
JNL/Franklin Templeton International Small Cap Growth Fund	18,329	23,918	—
JNL/Franklin Templeton Mutual Shares Fund	97,087	89,300	1
JNL/Franklin Templeton Small Cap Value Fund	61,372	75,619	1
JNL/Goldman Sachs Core Plus Bond Fund	7,145	9,722	1
JNL/Goldman Sachs Emerging Markets Debt Fund	—	5,374	—
JNL/Goldman Sachs Mid Cap Value Fund	52,203	7,685	—
JNL/Goldman Sachs U.S. Equity Flex Fund	13,962	3,241	—
JNL/Harris Oakmark Global Equity Fund	—	4,673	—
JNL/Invesco Global Real Estate Fund	39,830	18,063	—
JNL/Invesco International Growth Fund	108,738	143,032	12
JNL/Invesco Large Cap Growth Fund	19,290	13,643	1
JNL/Invesco Mid Cap Value Fund	18,079	12,888	—
JNL/Invesco Small Cap Growth Fund	29,065	53,304	1
JNL/Ivy Asset Strategy Fund	48,228	75,008	—
JNL/JPMorgan International Value Fund	8,508	15,877	—
JNL/JPMorgan MidCap Growth Fund	39,739	65,592	—
JNL/JPMorgan U.S. Government & Quality Bond Fund	96,357	43,635	1
JNL/Lazard Emerging Markets Fund	43,972	29,949	—
JNL/Mellon Capital Emerging Markets Index Fund	18,455	22,183	—
JNL/Mellon Capital European 30 Fund	566	1,946	—
JNL/Mellon Capital S&P 500 Index Fund	58,774	67,404	1
JNL/Mellon Capital S&P 400 MidCap Index Fund	38,654	65,640	—
JNL/Mellon Capital Small Cap Index Fund	16,803	45,481	—
JNL/Mellon Capital International Index Fund	56,715	50,407	—
JNL/Mellon Capital Bond Index Fund	12,764	55,599	1
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	844	53	—
JNL/Mellon Capital Utilities Sector Fund	877	329	—
JNL/Morgan Stanley Mid Cap Growth Fund	9,385	11,483	—
JNL Multi-Manager Alternative Fund	—	126,873	2
JNL/Neuberger Berman Strategic Income Fund	55,697	42,450	—
JNL/Oppenheimer Emerging Markets Innovator Fund	—	13,487	—
JNL/Oppenheimer Global Growth Fund	17,877	25,123	1
JNL/PPM America High Yield Bond Fund	105,445	17,689	—
JNL/PPM America Mid Cap Value Fund	1,382	3,097	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2015

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/PPM America Small Cap Value Fund	$342	$3,737	$—
JNL/PPM America Value Equity Fund	1,275	670	—
JNL/Red Rocks Listed Private Equity Fund	3,796	23,556	—
JNL/S&P Competitive Advantage Fund	2,236	21,307	—
JNL/S&P Dividend Income & Growth Fund	22,760	16,740	—
JNL/S&P International 5 Fund	605	941	—
JNL/S&P Intrinsic Value Fund	14,921	23,084	—
JNL/S&P Mid 3 Fund	1,472	5,910	—
JNL/S&P Total Yield Fund	3,684	12,418	—
JNL/Scout Unconstrained Bond Fund	12,662	59,394	1
JNL/T. Rowe Price Established Growth Fund	1,193	2,000	—
JNL/T. Rowe Price Mid-Cap Growth Fund	526	1,071	—
JNL/T. Rowe Price Short-Term Bond Fund	9,997	10,000	—
JNL/T. Rowe Price Value Fund	9,903	26,000	—
JNL/WMC Balanced Fund	198,600	472,404	6
JNL/WMC Value Fund	19,057	24,063	—

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/T. Rowe Price Established Growth Fund	$60,804	$54,814	$21
JNL/T. Rowe Price Mid-Cap Growth Fund	118,061	178,440	52
JNL/T. Rowe Price Short-Term Bond Fund	209,610	23,624	7
JNL/T. Rowe Price Value Fund	16,931	33,776	9

The following table details each Fund’s long term investments in affiliates held during the period ended June 30, 2015.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend/ Interest Income	Realized Gain	Value End of Period
JNL/BlackRock Global Allocation Fund	iShares Gold Trust Fund	$7,295	$—	$—	$—	$—	$7,231
JNL/Mellon Capital S&P 500 Index Fund	Bank of New York Mellon Corp.	10,301	311	—	87	—	10,994
JNL/Mellon Capital International Index Fund	Prudential plc	10,311	775	662	174	406	10,986
JNL/Mellon Capital Bond Index Fund	Bank of New York Mellon Corp., 3.55%, 09/23/21	627	—	643	7	43	—

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts/ Notional Contracts	Value
Barrier Options
JNL/BlackRock Global Allocation Fund
Euro Stoxx 50 Index Put Option, DUB	09/21/2018	EUR	2,586.07 / 2,165.83	1,006	$(203)

Exchange-Traded Futures Options
JNL Multi-Manager Alternative Fund
10-Year U.S. Treasury Note Future Call Option	07/10/2015	128.00		8	$(2)
10-Year U.S. Treasury Note Future Call Option	07/24/2015	128.00		3	(1)
10-Year U.S. Treasury Note Future Call Option	07/24/2015	127.00		66	(36)
10-Year U.S. Treasury Note Future Call Option	07/24/2015	127.50		14	(6)
10-Year U.S. Treasury Note Future Call Option	07/24/2015	129.50		8	(1)
10-Year U.S. Treasury Note Future Call Option	07/24/2015	126.50		7	(5)
10-Year U.S. Treasury Note Future Call Option	07/24/2015	126.00		5	(5)
10-Year U.S. Treasury Note Future Call Option	08/21/2015	129.00		12	(5)
10-Year U.S. Treasury Note Future Call Option	08/21/2015	128.00		42	(22)
10-Year U.S. Treasury Note Future Put Option	07/24/2015	125.00		6	(3)
10-Year U.S. Treasury Note Future Put Option	07/24/2015	122.00		3	—
10-Year U.S. Treasury Note Future Put Option	07/24/2015	124.50		4	(1)
10-Year U.S. Treasury Note Future Put Option	07/24/2015	126.00		3	(3)
5-Year U.S. Treasury Note Future Call Option	07/24/2015	119.00		26	(14)
5-Year U.S. Treasury Note Future Call Option	07/24/2015	120.00		28	(7)
5-Year U.S. Treasury Note Future Call Option	08/21/2015	120.00		13	(4)
5-Year U.S. Treasury Note Future Put Option	07/24/2015	118.75		13	(3)
90-Day Eurodollar Future Call Option	06/13/2016	99.00		13	(9)
90-Day GBP LIBOR Future Put Option	07/03/2015	153.00		6	—
90-Day GBP LIBOR Future Put Option	07/03/2015	154.00		5	—
Euro FX Currency Future Call Option	07/02/2015	1.12		3	(2)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2015

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts/ Notional Contracts	Value
Exchange-Traded Futures Options (continued)
JNL Multi-Manager Alternative Fund (continued)
Euro FX Currency Future Call Option	07/02/2015		1.13	4	$—
Euro FX Currency Future Put Option	07/02/2015		1.08	4	—
Euro FX Currency Future Put Option	07/02/2015		1.09	4	—
Euro FX Currency Future Put Option	08/07/2015		1.12	8	(22)
Euro FX Currency Future Put Option	08/07/2015		1.11	6	(12)
Euro FX Currency Future Put Option	08/07/2015		1.09	3	(3)
Euro FX Currency Future Put Option	09/04/2015		1.10	4	(8)
Euro FX Currency Future Put Option	07/02/2015		1.11	17	(9)
Euro FX Currency Future Put Option	07/02/2015		1.12	4	(4)
Euro FX Currency Future Put Option	07/02/2015		1.13	4	(8)
Euro FX Currency Future Put Option	07/02/2015		1.10	10	—
Japanese Yen Future Call Option	07/02/2015		0.81	7	(7)
Japanese Yen Future Call Option	07/02/2015		0.83	3	—
Japanese Yen Future Call Option	08/07/2015		0.83	4	(2)
Japanese Yen Future Put Option	07/03/2015		0.83	10	(16)
Japanese Yen Future Put Option	07/02/2015		0.80	11	—
Japanese Yen Future Put Option	07/02/2015		0.81	3	—
Japanese Yen Future Put Option	08/07/2015		0.80	4	(2)
U.S. Treasury Long Bond Future Call Option	07/24/2015		155.00	60	(50)
U.S. Treasury Long Bond Future Call Option	07/24/2015		154.00	17	(17)
U.S. Treasury Long Bond Future Call Option	07/24/2015		152.00	22	(36)
U.S. Treasury Long Bond Future Call Option	07/24/2015		153.00	12	(16)
U.S. Treasury Long Bond Future Call Option	07/24/2015		156.00	3	(2)
U.S. Treasury Long Bond Future Call Option	07/24/2015		151.00	6	(12)
U.S. Treasury Long Bond Future Call Option	08/21/2015		154.00	12	(24)
U.S. Treasury Long Bond Future Put Option	07/24/2015		147.00	5	(5)
U.S. Treasury Long Bond Future Put Option	07/24/2015		148.00	4	(4)
U.S. Treasury Long Bond Future Put Option	07/24/2015		149.00	2	(2)
				541	$(390)

JNL/PIMCO Real Return Fund
10-Year U.S. Treasury Note Future Call Option	08/21/2015		127.00	111	$(94)
10-Year U.S. Treasury Note Future Put Option	08/21/2015		124.00	111	(45)
				222	$(139)
JNL/PIMCO Total Return Bond Fund
10-Year U.S. Treasury Note Future Call Option	07/24/2015		126.50	268	$(184)
10-Year U.S. Treasury Note Future Call Option	07/24/2015		127.00	538	(269)
10-Year U.S. Treasury Note Future Call Option	07/24/2015		127.50	268	(97)
10-Year U.S. Treasury Note Future Put Option	07/24/2015		125.00	321	(120)
10-Year U.S. Treasury Note Future Put Option	07/24/2015		125.50	187	(99)
				1,582	$(769)
Foreign Currency Options
JNL/PIMCO Real Return Fund
Brazilian Real versus USD Call Option, CSI	03/17/2016	BRL	4.00	16,400,000	$(258)
Brazilian Real versus USD Call Option, DUB	07/01/2015	BRL	2.68	5,660,000	(771)
Brazilian Real versus USD Put Option, CSI	07/16/2015	BRL	2.85	16,400,000	(1)
USD versus Euro Call Option, BNP	07/02/2015		1.15	8,670,000	(1)
USD versus Euro Call Option, BNP	07/20/2015		1.17	14,452,000	(13)
USD versus Euro Call Option, UBS	07/02/2015		1.15	6,920,000	—
USD versus Euro Put Option, BNP	07/20/2015		1.11	14,452,000	(179)
				82,954,000	$(1,223)
JNL/PIMCO Total Return Bond Fund
Euro versus USD Call Option, BOA	07/30/2015	EUR	1.15	49,400,000	$(289)
Euro versus USD Call Option, MSC	07/21/2015	EUR	1.14	15,300,000	(60)
Euro versus USD Put Option, BCL	07/29/2015	EUR	1.11	2,515,000	(38)
Euro versus USD Put Option, BNP	08/06/2015	EUR	1.09	8,100,000	(81)
Euro versus USD Put Option, CIT	07/29/2015	EUR	1.11	37,685,000	(565)
Euro versus USD Put Option, JPM	07/28/2015	EUR	1.10	17,251,000	(194)
Euro versus USD Put Option, UBS	07/28/2015	EUR	1.10	3,849,000	(47)
Indian Rupee versus USD Call Option, JPM	07/15/2015	INR	65.00	5,500,000	(3)
Indian Rupee versus USD Put Option, JPM	07/15/2015	INR	61.50	5,500,000	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2015

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts/ Notional Contracts	Value
Foreign Currency Options (continued)
JNL/PIMCO Total Return Bond Fund (continued)
Israeli Sheqel versus USD Call Option, CIT	07/29/2015	ILS	4.00	6,500,000	$(2)
Israeli Sheqel versus USD Call Option, DUB	07/27/2015	ILS	4.00	8,400,000	(2)
Japanese Yen versus USD Call Option, CIT	07/28/2015	JPY	123.55	26,400,000	(142)
Japanese Yen versus USD Put Option, BOA	02/18/2019	JPY	80.00	1,400,000	(9)
Japanese Yen versus USD Put Option, CIT	09/30/2015	JPY	99.00	4,700,000	—
Japanese Yen versus USD Put Option, JPM	11/10/2015	JPY	109.00	10,000,000	(11)
Japanese Yen versus USD Put Option, UBS	07/03/2015	JPY	100.00	3,700,000	—
				206,200,000	$(1,443)
Index Options
JNL/BlackRock Global Allocation Fund
Ibovespa Index Call Option, BOA	08/12/2015	BRL	55,416.37	585	$(146)
MSGAJPLL Index Put Option, MSC	12/11/2015		128.68	5,959,595	(27)
MSGAJPTL Index Put Option, MSC	12/11/2015		137.22	1,538,635	(16)
Nikkei 225 Index, Put Option, GSC	03/09/2018	JPY	17,974.04	74,251	(859)
Russell 2000 Index Call Option, BOA	08/21/2015		1,315.00	14,786	(58)
Russell 2000 Index Call Option, MSC	09/18/2015		1,360.00	7,968	(27)
Russell 2000 Index Call Option, UBS	08/21/2015		1,350.00	16,065	(21)
Russell 2000 Index Put Option, BOA	08/21/2015		1,115.00	14,786	(72)
Russell 2000 Index Put Option, MSC	08/21/2015		1,200.00	16,065	(240)
Russell 2000 Index Put Option, MSC	09/18/2015		1,170.00	7,968	(152)
S&P 500 Index Call Option, CSI	09/18/2015		1,185.00	8,900	(41)
S&P 500 Index Put Option, CSI	08/31/2015		1,900.00	4,775	(81)
S&P 500 Index Put Option, CSI	09/18/2015		1,900.00	8,900	(195)
Stoxx Europe 600 Index Put Option, BOA	09/18/2015	EUR	368.48	24,150	(381)
Taiwan Stock Exchange Index Put Option, CGM	09/21/2016	TWD	8,691.29	27,399	(470)
Taiwan Stock Exchange Index Put Option, CIT	09/21/2016	TWD	8,100.70	29,600	(287)
Taiwan Stock Exchange Index Put Option, GSC	12/21/2016	TWD	8,868.97	28,000	(610)
Tokyo Stock Price Index Call Option, CGM	12/11/2015	JPY	1,800.00	1,229,468	(271)
Tokyo Stock Price Index Put Option, BOA	09/11/2015	JPY	1,435.00	870,600	(45)
Tokyo Stock Price Index Put Option, BOA	12/11/2015	JPY	1,425.00	1,162,636	(210)
Tokyo Stock Price Index Put Option, CGM	12/11/2015	JPY	1,400.00	1,229,468	(131)
Tokyo Stock Price Index Put Option, CGM	03/11/2016	JPY	1,435.00	1,736,200	(584)
				14,010,800	$(4,924)
JNL Multi-Manager Alternative Fund
Euro Stoxx 50 Index Put Option, CGM	07/17/2015		100.00	29	$(5)

JNL/PIMCO Real Return Fund
iTraxx Europe Main Series 23 Put Option, BNP	08/19/2015		0.85	42	$(13)
iTraxx Europe Main Series 23 Put Option, CGM	08/19/2015		0.90	558	(142)
iTraxx Europe Main Series 23 Put Option, CSI	08/19/2015		0.85	37	(12)
				637	$(167)
JNL/PIMCO Total Return Bond Fund
iTraxx Europe Main Series 23 Put Option, BNP	08/19/2015		0.95	542	$(110)

Inflation-Capped/Floor Options
JNL/PIMCO Real Return Fund
Cap - CPURNSA Index Option, DUB	06/01/2016		3.00	46	$(2)
Cap - CPURNSA Index Option, JPM	04/22/2024		4.00	194	(54)
Cap - CPURNSA Index Option, JPM	05/16/2024		4.00	17	(5)
Floor - CPURNSA Index Option, BNP	03/01/2018		1.00	28	(6)
Floor - CPURNSA Index Option, CIT	09/29/2020		1.00	31	(2)
Floor - CPURNSA Index Option, DUB	01/22/2018		0.00	37	(7)
Floor - CPURNSA Index Option, JPM	03/24/2020		1.00	211	(210)
				564	$(286)
JNL/PIMCO Total Return Bond Fund
Floor - CPURNSA Index Option, CIT	03/12/2020		1.00	18	$(1)
Floor - CPURNSA Index Option, CIT	09/29/2020		1.00	64	(4)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2015

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts/ Notional Contracts	Value
Inflation-Capped/Floor Options (continued)
JNL/PIMCO Total Return Bond Fund (continued)
Floor - CPURNSA Index Option, DUB	03/10/2020	0.00	19	$(1)
			101	$(6)
Interest Rate Swaptions
JNL/BlackRock Global Allocation Fund
Call Swaption, 3-Month LIBOR versus 1.65% fixed, GSC	09/14/2015	N/A	183,360,000	$(587)

JNL/PIMCO Real Return Fund
Call Swaption, 3-Month LIBOR versus 0.52% fixed, MSC	01/19/2016	N/A	861	$(22)
Call Swaption, 3-Month LIBOR versus 0.66% fixed, MSC	01/19/2016	N/A	861	(47)
Call Swaption, 3-Month LIBOR versus 2.05% fixed, CIT	07/13/2015	N/A	246	(2)
Call Swaption, 3-Month LIBOR versus 2.35% fixed, DUB	09/30/2015	N/A	291	(189)
Call Swaption, 3-Month LIBOR versus 2.36% fixed, MSC	08/11/2015	N/A	118	(11)
Call Swaption, 3-Month LIBOR versus 2.91% fixed, JPM	09/14/2015	N/A	291	(116)
Call Swaption, 3-Month LIBOR versus 2.91% fixed, MSC	09/14/2015	N/A	452	(123)
Call Swaption, 6-Month GBP LIBOR versus 1.90% fixed, JPM	09/09/2015	N/A	70	(55)
Put Swaption, 3-Month LIBOR versus 1.95% fixed, DUB	07/13/2015	N/A	316	(27)
Put Swaption, 3-Month LIBOR versus 1.95% fixed, MSC	07/13/2015	N/A	597	(52)
Put Swaption, 3-Month LIBOR versus 2.50% fixed, MSC	12/11/2017	N/A	504	(1,658)
Put Swaption, 3-Month LIBOR versus 2.85% fixed, DUB	09/30/2015	N/A	291	(268)
			4,898	$(2,570)
JNL/PIMCO Total Return Bond Fund
Call Swaption, 3-Month LIBOR versus 0.50% fixed, MSS	01/19/2016	N/A	946	$(21)
Call Swaption, 3-Month LIBOR versus 0.52% fixed, MSC	01/19/2016	N/A	475	(12)
Call Swaption, 3-Month LIBOR versus 0.65% fixed, MSC	01/19/2016	N/A	946	(49)
Call Swaption, 3-Month LIBOR versus 0.66% fixed, MSC	01/19/2016	N/A	475	(26)
Call Swaption, 3-Month LIBOR versus 0.73% fixed, BOA	01/29/2016	N/A	2,582	(135)
Call Swaption, 3-Month LIBOR versus 0.92% fixed, BOA	01/29/2016	N/A	2,582	(295)
Call Swaption, 3-Month LIBOR versus 1.10% fixed, JPM	01/30/2018	N/A	477	(123)
Call Swaption, 3-Month LIBOR versus 1.10% fixed, MSC	01/29/2016	N/A	241	(19)
Call Swaption, 3-Month LIBOR versus 1.30% fixed, MSC	01/29/2016	N/A	241	(38)
Call Swaption, 3-Month LIBOR versus 1.33% fixed, MSC	01/29/2016	N/A	241	(23)
Call Swaption, 3-Month LIBOR versus 1.43% fixed, CIT	07/30/2015	N/A	119	—
Call Swaption, 3-Month LIBOR versus 1.54% fixed, MSC	01/29/2016	N/A	241	(42)
Call Swaption, 3-Month LIBOR versus 1.59% fixed, CIT	07/30/2015	N/A	119	—
Call Swaption, 3-Month LIBOR versus 1.60% fixed, JPM	01/30/2018	N/A	477	(228)
Call Swaption, 3-Month LIBOR versus 2.35% fixed, MSC	08/03/2015	N/A	542	(298)
Call Swaption, 3-Month LIBOR versus 2.50% fixed, MSC	05/23/2016	N/A	5,057	(1,445)
Call Swaption, 3-Month LIBOR versus 2.50% fixed, MSC	05/12/2016	N/A	2,173	(596)
Put Swaption, 3-Month LIBOR versus 2.52% fixed, MSC	09/18/2015	N/A	1,477	(111)
Put Swaption, 3-Month LIBOR versus 2.60% fixed, MSS	09/14/2015	N/A	454	(21)
Put Swaption, 3-Month LIBOR versus 2.75% fixed, MSC	08/03/2015	N/A	542	(165)
			20,407	$(3,647)
Options on Securities
JNL/BlackRock Global Allocation Fund
Abbott Laboratories Call Option, CGM	01/15/2016	55.00	172,900	$(156)
Activision Blizzard, Inc. Call Option, DUB	01/15/2016	24.00	180,301	(356)
Aetna Inc. Call Option	10/16/2015	130.00	36	(26)
Apple Inc. Call Option	08/21/2015	150.00	52	(1)
Apple Inc. Put Option	08/21/2015	120.00	52	(13)
APR Energy PLC Call Option, GSC	04/15/2016	113.00	354,828	(273)
Bank of America Corp. Call Option, GSC	01/15/2016	19.00	480,400	(206)
Bank of New York Mellon Corp. Call Option, DUB	05/20/2016	51.25	268,552	(90)
Baxter International Inc. Call Option, GSC	03/18/2016	82.00	70,526	(11)
Citigroup Inc. Call Option, GSC	01/15/2016	57.50	223,100	(567)
Delta Airlines Inc. Call Option, MSC	09/18/2015	50.00	16,501	(7)
Delta Airlines Inc. Put Option, MSC	09/18/2015	39.00	16,501	(29)
Diageo PLC Call Option	10/16/2015	125.00	168	(31)
Dish Network Corp. Call Option	09/18/2015	80.00	73	(4)
eBay Inc. Call Option, CIT	08/21/2015	60.00	60,000	(148)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2015

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts/ Notional Contracts	Value
Options on Securities (continued)
JNL/BlackRock Global Allocation Fund (continued)
General Electric Co. Call Option, DUB	01/15/2016	32.00	352,630	$(35)
Goldman Sachs Group Inc. Call Option, DUB	05/20/2016	245.00	64,500	(269)
Goodyear Tire & Rubber Co. Put Option	10/16/2015	28.00	85	(8)
JPMorgan Chase & Co. Call Option, GSC	01/15/2016	66.00	171,700	(802)
Key Corp. Call Option, DUB	05/20/2016	17.90	358,069	(106)
Merck & Co., Inc. Call Option, GSC	01/15/2016	65.00	347,148	(198)
MetLife Inc. Call Option, GSC	01/15/2016	67.50	267,244	(88)
Mobileye NV Call Option, CGM	08/21/2015	55.00	14,524	(36)
Mobileye NV Call Option, CIT	08/21/2015	55.00	21,734	(54)
Mobileye NV Call Option, CIT	08/21/2015	60.00	14,498	(15)
Molson Coors Brewing Co. Put Option	01/15/2016	65.00	108	(36)
Morgan Stanley Corp. Call Option, DUB	05/20/2016	46.00	268,552	(238)
Pfizer Inc. Call Option, CGM	01/15/2016	37.50	668,300	(200)
Philip Morris International Inc. Call Option	12/18/2015	85.00	224	(33)
Prudential Financial Inc. Call Option, CGM	01/15/2016	105.00	207,438	(135)
Sun Trust Banks Inc. Call Option, DUB	05/20/2016	51.75	268,600	(148)
Tempur Sealy International Inc. Call Option, UBS	09/11/2015	825.00	621,900	(36)
Tempur Sealy International Inc. Put Option, CIT	06/10/2016	475.00	565,118	(338)
Tempur Sealy International Inc. Put Option, CIT	06/10/2016	500.00	565,118	(385)
Tempur Sealy International Inc. Put Option, MSC	06/10/2016	450.00	600,500	(314)
Tenet Healthcare Corp. Call Option, GSI	08/21/2015	49.00	40,934	(336)
Teva Pharmaceutical Industries Ltd. Call Option, DUB	05/20/2016	73.00	71,400	(55)
Teva Pharmaceutical Industries Ltd. Put Option, DUB	05/20/2016	55.00	71,400	(229)
Tiffany & Co. Call Option, GSC	08/21/2015	97.50	20,205	(16)
United Continental Holdings Inc. Call Option, CIT	01/15/2016	60.00	32,328	(105)
Valeant Pharmaceuticals International Inc. Call Option, BCL	01/15/2016	240.00	5,300	(81)
Wells Fargo & Co. Call Option, DUB	05/20/2016	66.00	268,552	(144)
			7,732,099	$(6,358)
JNL/Boston Partners Global Long Short Equity Fund
Diamondback Energy Inc. Call Option	09/18/2015	85.00	178	$(20)
Diamondback Energy Inc. Call Option	12/18/2015	80.00	385	(196)
EOG Resources Inc. Call Option, MSC	07/17/2015	90.00	119	(10)
Occidental Petroleum Corp. Call Option	08/21/2015	80.00	400	(63)
			1,082	$(289)
JNL/Ivy Asset Strategy Fund
Anadarko Petroleum Corp. Call Option, MSC	08/21/2015	115.00	893	$(6)
Anadarko Petroleum Corp. Put Option, MSC	08/21/2015	85.00	893	(688)
Apache Corp. Call Option, UBS	07/17/2015	90.00	517	(2)
Apache Corp. Put Option, UBS	07/17/2015	57.50	517	(78)
EOG Resources Inc. Call Option, CGM	10/16/2015	120.00	1,781	(14)
EOG Resources Inc. Call Option, MSC	07/17/2015	120.00	431	(2)
EOG Resources Inc. Put Option, CGM	10/16/2015	87.50	893	(472)
EOG Resources Inc. Put Option, CGM	10/16/2015	90.00	888	(573)
EOG Resources Inc. Put Option, MSC	07/17/2015	82.50	431	(17)
Exxon Mobil Corp. Put Option, CGM	07/17/2015	80.00	444	(14)
Financial SPDR Fd Put Option	09/18/2015	22.00	6,738	(141)
Financial SPDR Fd Put Option, MSC	09/18/2015	22.00	11,203	(235)
Google Inc. Put Option, DUB	09/18/2015	525.00	306	(425)
Halliburton Co. Call Option, DUB	07/17/2015	57.50	4,015	(8)
Halliburton Co. Put Option, DUB	07/17/2015	45.00	4,015	(911)
Humana Inc. Call Option, GSC	08/21/2015	200.00	388	(299)
Humana Inc. Call Option, GSC	08/21/2015	210.00	388	(155)
Humana Inc. Put Option, GSC	08/21/2015	170.00	776	(298)
Micron Technology Inc. Call Option, SGB	07/17/2015	36.00	3,825	(4)
Micron Technology Inc. Put Option, SGB	07/17/2015	27.00	3,825	(3,110)
Micron Technology Inc. Put Option, UBS	07/17/2015	26.00	5,324	(3,807)
Micron Technology Inc. Put Option, UBS	10/16/2015	24.00	1,056	(568)
Microsoft Corp. Put Option, BOA	07/17/2015	37.00	2,933	(3)
Microsoft Corp. Put Option, BOA	01/15/2016	37.00	2,933	(229)
Noble Energy Inc. Put Option, BOA	08/21/2015	47.50	1,100	(528)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2015

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts/ Notional Contracts	Value
Options on Securities (continued)
JNL/Ivy Asset Strategy Fund (continued)
Schlumberger Ltd. Call Option, CGM	08/21/2015	105.00	1,022	$(2)
Schlumberger Ltd. Put Option, CGM	08/21/2015	82.50	1,022	(152)
			58,557	$(12,741)
JNL Multi-Manager Alternative Fund
EMC Corp. Put Option	01/15/2016	25.00	202	$(25)
HCA Holdings Inc. Put Option	07/17/2015	72.50	40	—
SanDisk Corp. Put Option	07/17/2015	65.00	40	(28)
SanDisk Corp. Put Option	07/17/2015	62.50	40	(19)
TiVo Inc. Put Option	01/15/2016	10.00	72	(5)
United Continental Holdings Inc. Put Option	07/17/2015	52.50	79	(11)
United States Steel Corp. Put Option	07/17/2015	24.00	41	(15)
			514	$(103)
JNL/PIMCO Total Return Bond Fund
Federal National Mortgage Association TBA 3.50%, Put Option, CSI	07/07/2015	102.10	13,000,000	$(3)
Federal National Mortgage Association TBA 3.50%, Put Option, CSI	07/07/2015	101.91	5,000,000	(1)
Federal National Mortgage Association TBA 3.50%, Put Option, JPM	07/07/2015	102.29	1,000,000	(1)
Federal National Mortgage Association TBA 3.50%, Put Option, JPM	07/07/2015	102.28	13,000,000	(7)
Federal National Mortgage Association TBA 3.50%, Put Option, JPM	07/07/2015	101.77	9,000,000	(1)
			41,000,000	$(13)
JNL/Westchester Capital Event Driven Fund
America Movil Co. Call Option	08/21/2015	20.00	90	$(12)
America Movil Co. Call Option	08/21/2015	21.00	313	(23)
American International Group Inc. Call Option	08/21/2015	55.00	26	(18)
American International Group Inc. Call Option	08/21/2015	57.50	816	(436)
Anadarko Petroleum Corp. Call Option	08/21/2015	82.50	54	(8)
Anadarko Petroleum Corp. Call Option	08/21/2015	90.00	211	(7)
AT&T Inc. Call Option	07/17/2015	34.00	87	(14)
Baxter International Inc. Call Option	08/21/2015	70.00	206	(34)
Bayer AG Call Option, JPM	09/18/2015	120.00	18	(21)
BP Plc Call Option	07/17/2015	40.00	173	(13)
BP Plc Call Option	07/17/2015	42.00	89	(1)
CBS Corp. Call Option	09/18/2015	55.00	209	(61)
CBS Corp. Call Option	09/18/2015	57.50	210	(35)
Charter Communications Inc. Call Option	01/15/2016	210.00	22	(2)
Cigna Corp. Call Option	08/21/2015	155.00	16	(22)
Cigna Corp. Call Option	08/21/2015	160.00	88	(89)
Computer Sciences Corp. Call Option	09/18/2015	65.00	377	(129)
Dish Network Corp. Call Option	09/18/2015	67.50	313	(121)
Dish Network Corp. Call Option	09/18/2015	70.00	139	(39)
Dow Chemical Co. Call Option	09/18/2015	50.00	103	(29)
Dow Chemical Co. Call Option	09/18/2015	52.50	495	(82)
eBay Inc. Call Option	07/17/2015	57.50	325	(110)
eBay Inc. Call Option	10/16/2015	57.50	131	(66)
Energizer Holdings Inc. Call Option	08/21/2015	130.00	139	(86)
EPC Industries Ltd. Call Option	08/21/2015	125.00	20	(19)
Equinix Inc. Call Option	09/18/2015	250.00	19	(23)
General Electric Co. Call Option	07/17/2015	27.00	396	(13)
General Electric Co. Call Option	07/17/2015	27.00	321	(10)
General Motors Co. Call Option	09/18/2015	36.00	1,282	(58)
Hertz Global Holdings Inc. Call Option	09/18/2015	19.00	370	(44)
Hertz Global Holdings Inc. Call Option	09/18/2015	19.00	63	(8)
Hertz Global Holdings Inc. Call Option	09/18/2015	21.00	922	(46)
Hess Corp. Call Option	08/21/2015	65.00	104	(38)
Humana Inc. Call Option	07/17/2015	210.00	20	(4)
Humana Inc. Call Option	08/21/2015	185.00	31	(51)
Humana Inc. Call Option	08/21/2015	195.00	16	(16)
Humana Inc. Call Option	08/21/2015	200.00	50	(38)
Huntsman Corp. Call Option	08/21/2015	22.00	1,628	(162)
Huntsman Corp. Call Option	08/21/2015	23.00	36	(2)
Johnson Controls Inc. Call Option	10/16/2015	52.50	240	(30)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2015

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts/ Notional Contracts	Value
Options on Securities (continued)
JNL/Westchester Capital Event Driven Fund (continued)
Kraft Foods Group Inc. Call Option	09/18/2015	82.50	62	$(26)
Kraft Foods Group Inc. Call Option	09/18/2015	85.00	114	(28)
Manitowoc Company Inc. Call Option	09/18/2015	19.00	480	(70)
Manitowoc Company Inc. Call Option	09/18/2015	20.00	659	(63)
McDonald’s Corp. Call Option	07/17/2015	95.00	148	(25)
Microsoft Corp. Call Option	07/17/2015	45.00	54	(2)
Microsoft Corp. Call Option	07/17/2015	47.00	155	(1)
Mylan Inc. Call Option	07/17/2015	70.00	45	(7)
Mylan Inc. Call Option	07/24/2015	72.00	172	(14)
Mylan Inc. Call Option	10/16/2015	72.50	97	(32)
Noble Energy Inc. Call Option	08/21/2015	40.00	171	(57)
Occidental Petroleum Corp. Call Option	08/21/2015	75.00	124	(52)
Packaging Corporation of America Call Option	07/17/2015	67.50	108	(2)
PartnerRe Ltd. Call Option	08/21/2015	130.00	15	(3)
PartnerRe Ltd. Call Option	08/21/2015	140.00	14	(1)
Perrigo Company PLC Call Option	08/21/2015	170.00	37	(72)
Perrigo Company PLC Call Option	08/21/2015	180.00	11	(14)
Perrigo Company PLC Call Option	08/21/2015	185.00	36	(39)
Pfizer Inc. Call Option	08/21/2015	34.00	344	(20)
Pfizer Inc. Call Option	09/18/2015	34.00	475	(31)
Procter & Gamble Co. Call Option	07/17/2015	82.50	122	—
Procter & Gamble Co. Call Option	08/21/2015	77.50	73	(15)
Rock-Tenn Co. Call Option	07/17/2015	60.00	67	(15)
Rock-Tenn Co. Call Option	07/17/2015	60.00	58	(13)
Rock-Tenn Co. Call Option	08/21/2015	60.00	79	(27)
Rock-Tenn Co. Call Option	10/16/2015	65.00	43	(5)
Sirius XM Holdings. Call Option	07/17/2015	4.00	279	—
Sirius XM Holdings. Call Option	09/18/2015	4.00	712	(4)
SPDR S&P 500 ETF Put Option	08/21/2015	204.00	291	(119)
SPDR S&P 500 ETF Put Option	08/21/2015	202.00	231	(84)
SPDR S&P 500 ETF Put Option	09/30/2015	198.00	332	(129)
SPX Corp. Call Option	09/18/2015	65.00	136	(113)
T-Mobile Inc. Call Option	08/21/2015	37.00	278	(82)
T-Mobile Inc. Call Option	08/21/2015	38.00	279	(66)
Time Warner Cable Inc. Call Option	10/16/2015	175.00	16	(12)
Ventas Inc. Call Option	08/21/2015	65.00	56	(3)
Ventas Inc. Call Option	08/21/2015	70.00	260	(1)
Vivendi SA Call Option, JPM	08/21/2015	22.00	225	(30)
Vivendi SA Put Option, JPM	07/17/2015	21.50	50	(1)
Vodafone Group Plc Put Option	07/17/2015	33.00	73	—
W.R. Grace & Co. Call Option	09/18/2015	100.00	236	(94)
Williams Companies Inc. Call Option	08/21/2015	46.00	126	(145)
Williams Companies Inc. Call Option	08/21/2015	48.00	170	(163)
Williams Companies Inc. Call Option	08/21/2015	50.00	182	(145)
Williams Partners LP Call Option	08/21/2015	50.00	27	(5)
Williams Partners LP Call Option	09/18/2015	50.00	116	(20)
Yahoo Inc. Call Option	08/21/2015	40.00	64	(10)
Yahoo Inc. Call Option	10/16/2015	41.00	131	(24)
Zoetis Inc. Call Option	07/17/2015	45.00	86	(28)
Zoetis Inc. Call Option	07/17/2015	44.00	27	(11)
Zoetis Inc. Call Option	07/17/2015	46.00	73	(19)
			18,387	$(3,962)

Summary of Written Options

	Contracts/ Notional Contracts	Premiums
JNL/AllianceBernstein Dynamic Asset Allocation Fund
Options outstanding at December 31, 2014	—	$—
Options written during the period	700	17
Options closed during the period	(700)	(17)
Options outstanding at June 30, 2015	—	$—

 See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2015

Summary of Written Options

	Contracts/ Notional Contracts	Premiums
JNL/BlackRock Global Allocation Fund
Options outstanding at December 31, 2014	157,772,654	$13,439
Options written during the period	640,951,055	17,753
Options closed during the period	(592,093,990)	(12,253)
Options exercised during the period	(1,225,094)	(3,089)
Options expired during the period	(300,720)	(926)
Options outstanding at June 30, 2015	205,103,905	$14,924
JNL/Boston Partners Global Long Short Equity Fund
Options outstanding at December 31, 2014	600	$102
Options written during the period	1,797	1,074
Options exercised during the period	(1,315)	(584)
Options outstanding at June 30, 2015	1,082	$592
JNL/Ivy Asset Strategy Fund
Options outstanding at December 31, 2014	5,852	$2,673
Options written during the period	103,403	10,607
Options closed during the period	(14,959)	(1,686)
Options exercised during the period	(5,131)	(636)
Options expired during the period	(30,608)	(4,566)
Options outstanding at June 30, 2015	58,557	$6,392
JNL Multi-Manager Alternative Fund
Options outstanding at inception	—	$—
Options written during the period	2,213	1,025
Options closed during the period	(535)	(251)
Options exercised during the period	(76)	(23)
Options expired during the period	(518)	(285)
Options outstanding at June 30, 2015	1,084	$466
JNL/PIMCO Real Return Fund
Options outstanding at December 31, 2014	20,563,324	$3,750
Options written during the period	194,436,934	5,287
Options closed during the period	(78,752,981)	(2,629)
Options exercised during the period	(3,410,000)	(14)
Options expired during the period	(49,876,956)	(1,207)
Options outstanding at June 30, 2015	82,960,321	$5,187
JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2014	519,004,988	$8,343
Options written during the period	544,339,951	16,513
Options closed during the period	(816,122,307)	(14,540)
Options outstanding at June 30, 2015	247,222,632	$10,316
JNL/Westchester Capital Event Driven Fund
Options outstanding at inception	—	$—
Options written during the period	35,623	8,180
Options closed during the period	(14,332)	(2,885)
Options exercised during the period	(672)	(162)
Options expired during the period	(2,232)	(138)
Options outstanding at June 30, 2015	18,387	$4,995

Schedule of Exchange-Traded Futures Options

	Expiration Date	Exercise Price		Variation Margin Receivable/(Payable)	Purchased/ (Written) Contracts	Unrealized Appreciation/ (Depreciation)
JNL/Multi-Manager Alternative Fund
Euro-Bund Call Option	07/24/2015	EUR	164.00	$—	80	$(2)
Euro-Bund Call Option	07/24/2015	EUR	164.50	—	52	(1)
Euro-Bund Call Option	07/24/2015	EUR	154.50	—	(8)	(1)
Euro-Bund Call Option	07/24/2015	EUR	154.00	—	(2)	(1)
				$—	122	$(5)
JNL/PIMCO Real Return Fund
Euro-Bund Put Option	08/21/2015	EUR	147.00	$5	(111)	$28
Euro-Bund Call Option	08/21/2015	EUR	154.50	5	111	(11)
Euro-Bund Call Option	08/21/2015	EUR	157.50	—	(111)	5
				$10	(111)	$22
JNL/PIMCO Total Return Bond Fund
Euro-Bund Call Option	07/24/2015	EUR	153.50	$59	(176)	$59
Euro-Bund Call Option	07/24/2015	EUR	154.00	55	(302)	55
Euro-Bund Call Option	07/24/2015	EUR	154.50	(3)	(481)	(3)
Euro-Bund Call Option	07/24/2015	EUR	155.00	13	(368)	13
				$124	(1,327)	$124

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2015

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/AllianceBernstein Dynamic Asset Allocation Fund
ASX SPI 200 Index Future	September 2015	1	$(2)
Euro STOXX 50 Future	September 2015	48	(41)
FTSE 100 Index Future	September 2015	8	(21)
Hang Seng Index Future	July 2015	1	(7)
Tokyo Price Index Future	September 2015	14	(22)
U.S. Treasury Note Future, 10-Year	September 2015	21	(2)
Ultra Long Term U.S. Treasury Bond Future	September 2015	8	(18)
			$(113)
JNL/AQR Managed Futures Strategy Fund
3-Month Euro Euribor Interest Rate Future	December 2015	(100)	$(8)
3-Month Euro Euribor Interest Rate Future	March 2016	(80)	(8)
3-Month Euro Euribor Interest Rate Future	June 2016	(99)	(13)
3-Month Euro Euribor Interest Rate Future	September 2016	(209)	(31)
3-Month Euro Euribor Interest Rate Future	December 2016	(236)	(41)
3-Month Euro Euribor Interest Rate Future	March 2017	(330)	(65)
3-Month Euro Euribor Interest Rate Future	June 2017	(439)	(95)
3-Month Euro Swiss Franc Interest Rate Future	December 2015	84	19
3-Month Euro Swiss Franc Interest Rate Future	March 2016	107	32
3-Month Euro Swiss Franc Interest Rate Future	June 2016	104	32
3-Month Sterling Interest Rate Future	December 2015	363	5
3-Month Sterling Interest Rate Future	March 2016	255	(8)
3-Month Sterling Interest Rate Future	June 2016	102	(12)
3-Month Sterling Interest Rate Future	September 2016	(36)	(2)
3-Month Sterling Interest Rate Future	December 2016	(103)	(7)
3-Month Sterling Interest Rate Future	March 2017	(91)	(13)
3-Month Sterling Interest Rate Future	June 2017	(88)	(14)
90-Day Eurodollar Future	December 2015	657	109
90-Day Eurodollar Future	March 2016	618	110
90-Day Eurodollar Future	June 2016	601	68
90-Day Eurodollar Future	September 2016	598	31
90-Day Eurodollar Future	December 2016	462	17
90-Day Eurodollar Future	March 2017	346	8
90-Day Eurodollar Future	June 2017	233	19
Amsterdam Exchanges Index Future	July 2015	42	(178)
ASX SPI 200 Index Future	September 2015	(112)	199
Australia Commonwealth Treasury Bond Future, 10-Year	September 2015	(91)	(30)
Australia Commonwealth Treasury Bond Future, 3-Year	September 2015	(187)	26
Australian Dollar Future	September 2015	149	128
Brent Crude Oil Future	August 2015	(18)	(17)
Brent Crude Oil Future	September 2015	(4)	(2)
British Pound Future	September 2015	442	764
CAC40 10 Euro Future	July 2015	201	(525)
Canadian Bank Acceptance Future	December 2015	(14)	(4)
Canadian Bank Acceptance Future	March 2016	41	11
Canadian Dollar Future	September 2015	249	(11)
Canadian Government Bond Future, 10-Year	September 2015	(100)	(101)
Cocoa Future	September 2015	153	260
Cocoa Future	September 2015	285	47
Coffee ‘C’ Future	September 2015	(199)	140
Copper Future	September 2015	(298)	(127)
Corn Future	September 2015	(134)	(411)
Dow Jones Industrial Average E-Mini Index Future	September 2015	188	(347)
Euro FX Currency Future	September 2015	289	(267)
Euro STOXX 50 Future	September 2015	120	(179)
Euro-Bobl Future	September 2015	(404)	(203)
Euro-BTP Future	September 2015	(40)	75
Euro-Bund Future	September 2015	(57)	6
Euro-Buxl Future	September 2015	67	125
Euro-OAT Future	September 2015	59	34
Euro-Schatz Future	September 2015	(601)	(40)
FTSE 100 Index Future	September 2015	(86)	126
FTSE/JSE Top 40 Index Future	September 2015	9	(2)
FTSE/MIB Index Future	September 2015	43	(206)
Gas Oil Future	August 2015	(126)	131
German Stock Index Future	September 2015	(5)	4
Gold 100 Oz. Future	August 2015	(539)	350
Hang Seng China Enterprises Index Future	July 2015	54	(183)
Hang Seng Index Future	July 2015	77	(463)
IBEX 35 Index Future	July 2015	12	(50)
Japanese Government Bond Future, 10-Year	September 2015	18	2
Japanese Yen Future	September 2015	(1,760)	(4,546)
KCBT Wheat Future	September 2015	(126)	(499)
KOSPI 200 Future	September 2015	(82)	(74)
Lean Hogs Future	August 2015	(51)	8
Live Cattle Future	August 2015	20	(24)
LME Aluminum Future	September 2015	(168)	232
LME Copper Future	September 2015	(87)	87
LME Nickel Future	September 2015	(43)	369
LME Zinc Future	September 2015	(63)	41
Mexican Peso Future	September 2015	(107)	12
Mini MSCI Emerging EAFE Index Future	September 2015	(6)	2
Mini MSCI Emerging Markets Index Future	September 2015	(82)	11
MSCI Taiwan Index Future	July 2015	1	—
NASDAQ 100 E-Mini Future	September 2015	289	(476)
Natural Gas Future	August 2015	(420)	133
New Zealand Dollar Future	September 2015	(698)	1,167
Nikkei 225 Future	September 2015	160	(263)
NY Harbor ULSD Future	August 2015	(46)	46
OMX Stockholm 30 Index Future	July 2015	5	(3)
Palladium Future	September 2015	(98)	705
Platinum Future	October 2015	(155)	(24)
RBOB Gasoline Future	August 2015	(12)	12
Russell 2000 Mini Index Future	September 2015	213	(331)
S&P 500 E-Mini Index Future	September 2015	181	(361)
S&P MidCap 400 E-Mini Index Future	September 2015	133	(377)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2015

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/AQR Managed Futures Strategy Fund (continued)
S&P/Toronto Stock Exchange 60 Index Future	September 2015	4	$(11)
SGX FTSE China A50 Index Future	July 2015	122	(81)
SGX MSCI Singapore Index Future	July 2015	(14)	2
Silver Future	September 2015	(210)	330
Soybean Oil Future	December 2015	19	3
Sugar #11 (World Markets) Future	October 2015	(1,066)	(403)
Tokyo Price Index Future	September 2015	197	(317)
U.K. Long Gilt Future	September 2015	43	(53)
U.S. Treasury Long Bond Future	September 2015	(34)	(37)
U.S. Treasury Note Future, 10-Year	September 2015	41	5
U.S. Treasury Note Future, 2-Year	September 2015	2,119	570
U.S. Treasury Note Future, 5-Year	September 2015	444	45
Ultra Long Term U.S. Treasury Bond Future	September 2015	(26)	(27)
WTI Crude Oil Future	August 2015	30	(22)
			$(4,934)
JNL/BlackRock Global Allocation Fund
ASX SPI 200 Index Future	September 2015	4	$(10)
Euro STOXX 50 Future	September 2015	964	(1,490)
FTSE 100 Index Future	September 2015	84	(176)
German Stock Index Future	September 2015	79	(311)
Mini MSCI Emerging Markets Index Future	September 2015	(188)	64
NASDAQ 100 E-Mini Future	September 2015	31	(38)
Russell 2000 Mini Index Future	September 2015	(127)	106
S&P 500 E-Mini Index Future	September 2015	(1,915)	3,528
Tokyo Price Index Future	September 2015	46	(107)
Yen Denominated Nikkei 225 Future	September 2015	58	(89)
			$1,477
JNL/Goldman Sachs Core Plus Bond Fund
Australia Commonwealth Treasury Bond Future, 10-Year	September 2015	70	$22
Canadian Government Bond Future, 10-Year	September 2015	126	80
Euro-Bobl Future	September 2015	1,267	409
Euro-BTP Future	September 2015	35	(29)
Euro-Bund Future	September 2015	76	123
Euro-OAT Future	September 2015	(39)	10
U.S. Treasury Long Bond Future	September 2015	(43)	5
U.S. Treasury Note Future, 10-Year	September 2015	(278)	(76)
U.S. Treasury Note Future, 2-Year	September 2015	317	95
U.S. Treasury Note Future, 5-Year	September 2015	(157)	(61)
Ultra Long Term U.S. Treasury Bond Future	September 2015	(57)	302
			$880
JNL/Goldman Sachs Emerging Markets Debt Fund
Euro-Bund Future	September 2015	(15)	$(24)
U.S. Treasury Long Bond Future	September 2015	(9)	1
U.S. Treasury Note Future, 10-Year	September 2015	(54)	(13)
U.S. Treasury Note Future, 2-Year	September 2015	(1)	—
U.S. Treasury Note Future, 5-Year	September 2015	(60)	(23)
Ultra Long Term U.S. Treasury Bond Future	September 2015	(56)	213
			$154
JNL/Ivy Asset Strategy Fund
German Stock Index Future	September 2015	374	$(1,339)

JNL/Mellon Capital Emerging Markets Index Fund
Mini MSCI Emerging Markets Index Future	September 2015	647	$(190)

JNL/Mellon Capital S&P 500 Index Fund
S&P 500 E-Mini Index Future	September 2015	331	$(573)

JNL/Mellon Capital S&P 400 Mid Cap Index Fund
S&P MidCap 400 E-Mini Index Future	September 2015	427	$(1,045)

JNL/Mellon Capital Small Cap Index Fund
Russell 2000 Mini Index Future	September 2015	323	$(546)

JNL/Mellon Capital International Index Fund
ASX SPI 200 Index Future	September 2015	49	$(59)
Euro STOXX 50 Future	September 2015	367	(78)
FTSE 100 Index Future	September 2015	133	(347)
Tokyo Price Index Future	September 2015	72	(183)
			$(667)
JNL Multi-Manager Alternative Fund
90-Day Eurodollar Future	September 2015	(183)	$(18)
90-Day Eurodollar Future	December 2015	(50)	(6)
90-Day Eurodollar Future	March 2016	50	6
90-Day Eurodollar Future	June 2016	201	18
90-Day Eurodollar Future	March 2017	14	(3)
Australian Dollar Future	September 2015	5	4
British Pound Future	September 2015	(2)	(2)
Canadian Dollar Future	September 2015	15	(5)
Euro FX Currency Future	September 2015	(65)	(11)
Euro-Bobl Future	September 2015	4	1
Euro-BTP Future	September 2015	21	7
Euro-BTP Future	September 2015	(9)	(2)
Euro-Bund Future	September 2015	(94)	159
Japanese Government Bond Future, 10-Year	September 2015	(12)	(17)
Japanese Yen Future	September 2015	(14)	(26)
Swiss Franc Future	September 2015	4	(1)
U.K. Long Gilt Future	September 2015	(7)	12
U.S. Treasury Long Bond Future	September 2015	99	45
U.S. Treasury Note Future, 10-Year	September 2015	(141)	(17)
U.S. Treasury Note Future, 5-Year	September 2015	(86)	(32)
Ultra Long Term U.S. Treasury Bond Future	September 2015	45	(177)
			$(65)
JNL/Neuberger Berman Strategic Income Fund
3-Month Euro-Yen Future	September 2015	213	$(9)
3-Month New Zealand Bank Bill Future	September 2015	149	184
Australian Dollar Future	September 2015	(3)	(4)
British Pound Future	September 2015	(70)	(233)
Euro FX Currency Future	September 2015	(183)	(476)
Euro-Bund Future	September 2015	(22)	60
Euro-Buxl Future	September 2015	(44)	511
Euro-OAT Future	September 2015	(145)	323

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2015

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/Neuberger Berman Strategic Income Fund (continued)
Mexican Peso Future	September 2015	(195)	$105
New Zealand Dollar Future	September 2015	(191)	578
SGX Japanese Government Bond Future, 10-Year	September 2015	(177)	5
South African Rand Future	September 2015	(171)	(110)
U.K. Long Gilt Future	September 2015	92	(110)
U.S. Treasury Long Bond Future	September 2015	140	(41)
U.S. Treasury Note Future, 10-Year	September 2015	(1,097)	70
U.S. Treasury Note Future, 2-Year	September 2015	(202)	(53)
U.S. Treasury Note Future, 5-Year	September 2015	(135)	(31)
Ultra Long Term U.S. Treasury Bond Future	September 2015	(175)	257
			$1,026
JNL/PIMCO Real Return Fund
90-Day Eurodollar Future	December 2015	(979)	$(314)
90-Day Eurodollar Future	March 2016	(583)	(315)
90-Day Eurodollar Future	September 2016	(11)	(4)
90-Day Eurodollar Future	December 2016	(89)	(32)
90-Day Eurodollar Future	March 2017	(738)	(173)
Euro-BTP Future	September 2015	132	(119)
Euro-Bund Future	September 2015	18	22
U.S. Treasury Long Bond Future	September 2015	(54)	4
U.S. Treasury Note Future, 10-Year	September 2015	416	(391)
U.S. Treasury Note Future, 5-Year	September 2015	(359)	(138)
			$(1,460)
JNL/PIMCO Total Return Bond Fund
3-Month Sterling Interest Rate Future	June 2016	(34)	$(8)
3-Month Sterling Interest Rate Future	March 2017	(1,913)	408
3-Month Sterling Interest Rate Future	June 2017	(755)	121
90-Day Eurodollar Future	September 2015	901	(5)
90-Day Eurodollar Future	June 2016	(4,059)	(987)
90-Day Eurodollar Future	September 2016	(1,801)	(720)
90-Day Eurodollar Future	December 2016	(450)	(209)
90-Day Eurodollar Future	March 2017	(614)	(57)
90-Day Eurodollar Future	June 2017	(4,016)	(1,282)
90-Day Eurodollar Future	March 2018	(1,306)	(125)
Australia Commonwealth Treasury Bond Future, 10-Year	September 2015	70	34
Canadian Government Bond Future, 10-Year	September 2015	(139)	(106)
Euro-Bobl Future	September 2015	368	104
Euro-BTP Future	September 2015	154	113
Euro-Bund Future	September 2015	1,404	(1,514)
Euro-Buxl Future	September 2015	22	(300)
U.S. Treasury Long Bond Future	September 2015	(511)	(362)
U.S. Treasury Note Future, 10-Year	September 2015	2,708	(952)
U.S. Treasury Note Future, 5-Year	September 2015	2,175	452
			$(5,395)
JNL/PPM America Floating Rate Income Fund
U.S. Treasury Long Bond Future	September 2015	(5)	$17
U.S. Treasury Note Future, 10-Year	September 2015	(92)	91
U.S. Treasury Note Future, 5-Year	September 2015	(75)	8
			$116
JNL/PPM America High Yield Bond Fund
U.S. Treasury Long Bond Future	September 2015	(269)	$809
U.S. Treasury Note Future, 10-Year	September 2015	(363)	(310)
U.S. Treasury Note Future, 2-Year	September 2015	23	12
U.S. Treasury Note Future, 5-Year	September 2015	(123)	(56)
Ultra Long Term U.S. Treasury Bond Future	September 2015	(276)	530
			$985
JNL/WMC Balanced Fund
U.S. Treasury Note Future, 10-Year	September 2015	(334)	$367
U.S. Treasury Note Future, 5-Year	September 2015	(328)	4
Ultra Long Term U.S. Treasury Bond Future	September 2015	59	(366)
			$5

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/AllianceBernstein Dynamic Asset Allocation Fund
AUD/USD	09/17/2015	JPM	AUD	353	$271	$(4)
CHF/USD	09/17/2015	JPM	CHF	253	271	(2)
CHF/USD	09/17/2015	MSC	CHF	207	222	(3)
EUR/USD	09/17/2015	JPM	EUR	329	368	6
EUR/USD	09/17/2015	BCL	EUR	307	343	(5)
EUR/USD	09/17/2015	UBS	EUR	148	165	(1)
EUR/USD	09/17/2015	JPM	EUR	30	34	(1)
GBP/USD	09/17/2015	JPM	GBP	176	277	5
GBP/USD	09/17/2015	UBS	GBP	260	408	5
GBP/USD	09/17/2015	JPM	GBP	68	107	(1)
JPY/USD	09/17/2015	BCL	JPY	72,903	596	1
JPY/USD	09/17/2015	UBS	JPY	69,904	572	2
JPY/USD	09/17/2015	JPM	JPY	18,494	151	2
SEK/USD	09/17/2015	JPM	SEK	1,071	129	(1)
SEK/USD	09/17/2015	JPM	SEK	235	28	—
USD/AUD	09/17/2015	JPM	AUD	(96)	(74)	(1)
USD/BRL	08/04/2015	RBS	BRL	(501)	(159)	(3)
					$3,709	$(1)
JNL/AQR Managed Futures Strategy Fund
AUD/USD	09/16/2015	CSI	AUD	47,364	$36,391	$195
AUD/USD	09/16/2015	CSI	AUD	14,819	11,386	(59)
BRL/USD	09/16/2015	CSI	BRL	22,000	6,881	68
BRL/USD	09/16/2015	CSI	BRL	19,300	6,037	(40)
CAD/USD	09/16/2015	CSI	CAD	49,779	39,813	39
CAD/USD	09/16/2015	CSI	CAD	26,511	21,204	(374)
CHF/USD	09/16/2015	CSI	CHF	16	17	—
CHF/USD	09/16/2015	CSI	CHF	1	1	—
COP/USD	09/16/2015	CSI	COP	400,000	152	2
COP/USD	09/16/2015	CSI	COP	2,600,000	988	(27)
CZK/USD	09/16/2015	CSI	CZK	147,971	6,056	24
CZK/USD	09/16/2015	CSI	CZK	646,000	26,438	(304)
EUR/USD	09/16/2015	CSI	EUR	41,630	46,463	575
EUR/USD	09/16/2015	CSI	EUR	126,020	140,646	(1,372)
GBP/USD	09/16/2015	CSI	GBP	40,741	63,979	1,393
GBP/USD	09/16/2015	CSI	GBP	30,556	47,985	(355)
HKD/USD	09/16/2015	CSI	HKD	5,819	750	—
HUF/USD	09/16/2015	CSI	HUF	769,999	2,719	(27)
IDR/USD	09/16/2015	CSI	IDR	18,000,000	1,327	2
ILS/USD	09/16/2015	CSI	ILS	6,700	1,776	29
INR/USD	09/16/2015	CSI	INR	521,000	8,055	61
INR/USD	09/16/2015	CSI	INR	352,000	5,443	(16)
JPY/USD	09/16/2015	CSI	JPY	9,922,939	81,162	809
JPY/USD	09/16/2015	CSI	JPY	3,682,982	30,124	(19)
KRW/USD	09/16/2015	CSI	KRW	48,249,999	43,180	(227)
KRW/USD	09/16/2015	CSI	KRW	400,000	358	2
MXN/USD	09/17/2015	CSI	MXN	175,567	11,108	(241)
MYR/USD	09/17/2015	CSI	MYR	8,000	2,106	(26)
NOK/USD	09/16/2015	CSI	NOK	57,572	7,330	31
NOK/USD	09/16/2015	CSI	NOK	64,318	8,189	(137)
NZD/USD	09/16/2015	CSI	NZD	4,090	2,754	(115)
PHP/USD	09/16/2015	CSI	PHP	102,000	2,252	(1)
PHP/USD	09/16/2015	CSI	PHP	150,000	3,312	4
PLN/USD	09/16/2015	CSI	PLN	7,673	2,036	8
PLN/USD	09/16/2015	CSI	PLN	23,927	6,350	(92)
SEK/USD	09/16/2015	CSI	SEK	44,326	5,356	30
SEK/USD	09/16/2015	CSI	SEK	762,257	92,101	(1,235)
SGD/USD	09/16/2015	CSI	SGD	50,900	37,751	95
SGD/USD	09/16/2015	CSI	SGD	10,500	7,787	(64)
TRY/USD	09/16/2015	CSI	TRY	4,100	1,495	2
TRY/USD	09/16/2015	CSI	TRY	8,500	3,102	(21)
TWD/USD	09/16/2015	CSI	TWD	718,676	23,304	(64)
TWD/USD	09/16/2015	CSI	TWD	156,324	5,070	25
USD/AUD	09/16/2015	CSI	AUD	(32,923)	(25,293)	(152)
USD/AUD	09/16/2015	CSI	AUD	(22,991)	(17,663)	66
USD/BRL	09/16/2015	CSI	BRL	(34,300)	(10,728)	(333)
USD/CAD	09/16/2015	CSI	CAD	(22,045)	(17,631)	48
USD/CHF	09/16/2015	CSI	CHF	(61)	(65)	—
USD/CHF	09/16/2015	CSI	CHF	(998)	(1,071)	12
USD/CLP	09/16/2015	CSI	CLP	(2,320,000)	(3,602)	18
USD/COP	09/16/2015	CSI	COP	(1,600,000)	(609)	14
USD/CZK	09/16/2015	CSI	CZK	(76,000)	(3,110)	17
USD/EUR	09/16/2015	CSI	EUR	(45,274)	(50,529)	(836)
USD/EUR	09/16/2015	CSI	EUR	(130,725)	(145,899)	1,136
USD/GBP	09/16/2015	CSI	GBP	(26,968)	(42,351)	(907)
USD/GBP	09/16/2015	CSI	GBP	(454)	(713)	—
USD/HKD	09/16/2015	CSI	HKD	(4,920)	(635)	—
USD/HUF	09/16/2015	CSI	HUF	(4,250,000)	(15,001)	311
USD/IDR	09/16/2015	CSI	IDR	(26,070,466)	(1,923)	4
USD/IDR	09/16/2015	CSI	IDR	(50,429,534)	(3,717)	(23)
USD/ILS	09/16/2015	CSI	ILS	(1,700)	(451)	(6)
USD/INR	09/16/2015	CSI	INR	(344,999)	(5,335)	(28)
USD/JPY	09/16/2015	CSI	JPY	(24,292,316)	(198,693)	(2,814)
USD/KRW	09/16/2015	CSI	KRW	(16,800,000)	(15,035)	(39)
USD/KRW	09/16/2015	CSI	KRW	(7,300,000)	(6,533)	28
USD/MXN	09/17/2015	CSI	MXN	(631,567)	(39,962)	379
USD/MYR	09/17/2015	CSI	MYR	(26,100)	(6,877)	97
USD/MYR	09/17/2015	CSI	MYR	(10,500)	(2,766)	(13)
USD/NOK	09/16/2015	CSI	NOK	(132,339)	(16,848)	(86)
USD/NOK	09/16/2015	CSI	NOK	(361,409)	(46,013)	316
USD/NZD	09/16/2015	CSI	NZD	(110,401)	(74,322)	2,778
USD/PHP	09/16/2015	CSI	PHP	(199,000)	(4,395)	12
USD/PHP	09/16/2015	CSI	PHP	(294,000)	(6,493)	(44)
USD/PLN	09/16/2015	CSI	PLN	(52,300)	(13,880)	172
USD/PLN	09/16/2015	CSI	PLN	(8,200)	(2,176)	(18)
USD/SEK	09/16/2015	CSI	SEK	(224,029)	(27,069)	(476)
USD/SEK	09/16/2015	CSI	SEK	(186,871)	(22,579)	48
USD/SGD	09/16/2015	CSI	SGD	(10,000)	(7,417)	(19)
USD/SGD	09/16/2015	CSI	SGD	(4,200)	(3,115)	5
USD/TRY	09/16/2015	CSI	TRY	(40,899)	(14,927)	(333)
USD/TWD	09/16/2015	CSI	TWD	(64,000)	(2,075)	2
USD/TWD	09/16/2015	CSI	TWD	(327,000)	(10,603)	(25)
USD/ZAR	09/16/2015	CSI	ZAR	(82,000)	(6,649)	(181)
ZAR/USD	09/16/2015	CSI	ZAR	24,000	1,946	35
ZAR/USD	09/16/2015	CSI	ZAR	36,000	2,919	(7)
					$(19,154)	$(2,264)
JNL/BlackRock Global Allocation Fund
BRL/USD	07/13/2015	DUB	BRL	11,421	$3,658	$6
CAD/USD	07/10/2015	BNP	CAD	4,381	3,508	(47)
CLP/USD	08/24/2015	MSC	CLP	2,049,853	3,190	(205)
CLP/USD	08/26/2015	UBS	CLP	2,056,135	3,199	(94)
CLP/USD	09/15/2015	JPM	CLP	2,098,126	3,259	(100)
EUR/USD	07/09/2015	DUB	EUR	3,222	3,592	12
EUR/USD	07/17/2015	CSI	EUR	8,278	9,231	(6)
EUR/USD	08/20/2015	DUB	EUR	8,319	9,281	(38)
EUR/USD	08/21/2015	CSI	EUR	9,847	10,986	(38)
EUR/USD	08/21/2015	JPM	EUR	6,793	7,578	(33)
EUR/USD	08/27/2015	DUB	EUR	5,849	6,526	3
GBP/USD	07/27/2015	BBH	GBP	3,814	5,991	(10)
INR/USD	08/05/2015	CSI	INR	217,661	3,394	34
INR/USD	12/18/2015	CSI	INR	424,046	6,439	(39)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/BlackRock Global Allocation Fund (continued)
JPY/USD	07/02/2015	DUB	JPY	441,527	$3,608	$(76)
JPY/USD	07/02/2015	JPM	JPY	2,100,916	17,166	209
JPY/USD	07/02/2015	DUB	JPY	1,154,430	9,433	107
JPY/USD	07/09/2015	UBS	JPY	438,823	3,586	(82)
JPY/USD	07/09/2015	BNP	JPY	1,151,814	9,412	198
USD/AUD	07/31/2015	MSC	AUD	(2,948)	(2,271)	(14)
USD/AUD	08/14/2015	CSI	AUD	(2,382)	(1,834)	(2)
USD/BRL	07/13/2015	DUB	BRL	(17,943)	(5,747)	73
USD/BRL	07/13/2015	BNP	BRL	(22,679)	(7,265)	99
USD/BRL	07/13/2015	MSC	BRL	(21,016)	(6,732)	109
USD/CAD	07/10/2015	BNP	CAD	(4,381)	(3,508)	69
USD/CHF	07/31/2015	BNP	CHF	(8,975)	(9,610)	83
USD/CLP	08/24/2015	MSC	CLP	(2,049,853)	(3,190)	220
USD/CLP	08/26/2015	UBS	CLP	(2,056,135)	(3,199)	220
USD/CLP	09/15/2015	JPM	CLP	(2,098,126)	(3,259)	193
USD/CNH	08/07/2015	MSC	CNH	(22,192)	(3,564)	(90)
USD/CNH	08/28/2015	JPM	CNH	(33,407)	(5,357)	4
USD/EUR	07/09/2015	DUB	EUR	(3,222)	(3,592)	62
USD/EUR	07/27/2015	BBH	EUR	(972)	(1,084)	5
USD/GBP	07/16/2015	DUB	GBP	(2,408)	(3,783)	(92)
USD/GBP	07/30/2015	BNP	GBP	(5,915)	(9,292)	(57)
USD/IDR	07/31/2015	CSI	IDR	(46,441,985)	(3,462)	14
USD/JPY	07/02/2015	JPM	JPY	(2,100,916)	(17,166)	376
USD/JPY	07/02/2015	DUB	JPY	(2,099,011)	(17,151)	379
USD/JPY	07/09/2015	UBS	JPY	(438,823)	(3,586)	101
USD/JPY	07/09/2015	BNP	JPY	(2,153,344)	(17,596)	505
USD/JPY	07/10/2015	CSI	JPY	(1,461,100)	(11,940)	271
USD/JPY	07/10/2015	DUB	JPY	(771,819)	(6,307)	99
USD/JPY	07/13/2015	DUB	JPY	(710,000)	(5,802)	108
USD/JPY	07/31/2015	BNP	JPY	(803,356)	(6,567)	(98)
USD/JPY	08/03/2015	JPM	JPY	(900,000)	(7,357)	224
USD/JPY	08/06/2015	CSI	JPY	(227,787)	(1,862)	(22)
USD/JPY	08/06/2015	MSC	JPY	(1,327,013)	(10,848)	(140)
USD/JPY	08/07/2015	HSB	JPY	(746,797)	(6,105)	(74)
USD/JPY	08/07/2015	JPM	JPY	(1,459,254)	(11,929)	(137)
USD/JPY	08/07/2015	BNP	JPY	(926,360)	(7,573)	(121)
USD/JPY	08/10/2015	DUB	JPY	(870,000)	(7,112)	230
USD/JPY	08/13/2015	JPM	JPY	(1,745,861)	(14,273)	(196)
USD/JPY	08/13/2015	CSI	JPY	(727,404)	(5,947)	(80)
USD/JPY	08/14/2015	MSC	JPY	(1,894,386)	(15,487)	(213)
USD/JPY	08/31/2015	MSC	JPY	(1,400,000)	(11,447)	(170)
USD/JPY	10/13/2015	JPM	JPY	(1,290,000)	(10,557)	194
USD/JPY	11/10/2015	BNP	JPY	(1,090,000)	(8,926)	178
USD/JPY	12/10/2015	CSI	JPY	(1,490,000)	(12,210)	(47)
USD/KRW	09/11/2015	MSC	KRW	(9,972,133)	(8,925)	(43)
USD/KRW	10/27/2015	DUB	KRW	(9,466,035)	(8,466)	327
USD/KRW	10/27/2015	CSI	KRW	(7,789,105)	(6,967)	286
USD/MXN	07/09/2015	UBS	MXN	(143,740)	(9,140)	649
USD/MXN	07/23/2015	CSI	MXN	(69,431)	(4,410)	280
USD/MXN	07/23/2015	DUB	MXN	(53,502)	(3,399)	141
USD/MXN	08/06/2015	CSI	MXN	(139,739)	(8,867)	497
USD/MXN	08/07/2015	CSI	MXN	(101,911)	(6,467)	75
USD/MXN	08/13/2015	BNP	MXN	(52,829)	(3,351)	52
USD/MXN	08/13/2015	DUB	MXN	(52,829)	(3,351)	52
USD/MXN	08/20/2015	DUB	MXN	(69,863)	(4,429)	145
USD/MXN	08/20/2015	BNP	MXN	(53,490)	(3,391)	143
USD/MXN	09/03/2015	BNP	MXN	(52,871)	(3,348)	(9)
USD/MXN	09/17/2015	MSC	MXN	(141,869)	(8,976)	241
USD/MXN	10/01/2015	JPM	MXN	(71,389)	(4,513)	166
USD/MXN	10/01/2015	DUB	MXN	(73,000)	(4,614)	121
USD/MXN	10/15/2015	DUB	MXN	(113,266)	(7,152)	119
USD/MXN	10/29/2015	CSI	MXN	(73,175)	(4,616)	(1)
USD/MXN	11/12/2015	DUB	MXN	(174,195)	(10,976)	320
USD/MXN	11/27/2015	CSI	MXN	(36,585)	(2,303)	(1)
USD/SGD	08/06/2015	MSC	SGD	(5,026)	(3,730)	17
USD/ZAR	07/01/2015	DUB	ZAR	(1,753)	(144)	1
					$(292,995)	$5,642
JNL/Boston Partners Global Long Short Equity Fund
USD/HKD	07/02/2015	HSB	HKD	(13,830)	$(1,784)	$—

JNL/Brookfield Global Infrastructure Fund
JPY/USD	07/02/2015	JPM	JPY	418,476	$3,419	$1
USD/JPY	07/02/2015	JPM	JPY	(199,181)	(1,627)	—
					$1,792	$1
JNL/Capital Guardian Global Balanced Fund
AUD/USD	07/02/2015	BOA	AUD	26	$20	$—
COP/USD	07/08/2015	JPM	COP	1,225,000	470	(5)
EUR/GBP	07/08/2015	BNY	GBP	(425)	(668)	(23)
EUR/GBP	07/15/2015	BNY	GBP	(850)	(1,335)	(47)
EUR/NOK	07/16/2015	CIT	NOK	(3,900)	(497)	(2)
EUR/USD	07/09/2015	CSI	EUR	180	200	—
EUR/USD	07/09/2015	BNY	EUR	400	446	—
EUR/USD	07/13/2015	JPM	EUR	1,494	1,665	(25)
EUR/USD	07/15/2015	BNY	EUR	—	—	—
EUR/USD	07/16/2015	BNY	EUR	1,842	2,054	(46)
EUR/USD	07/16/2015	BNY	EUR	6	7	—
EUR/USD	07/22/2015	BOA	EUR	70	78	(1)
GBP/EUR	07/15/2015	BNY	EUR	(41)	(46)	1
GBP/USD	07/14/2015	BNY	GBP	225	353	—
HUF/EUR	07/09/2015	UBS	EUR	(725)	(808)	(8)
HUF/USD	07/22/2015	CSI	HUF	221,990	784	(23)
JPY/EUR	07/14/2015	UBS	EUR	(650)	(725)	12
JPY/USD	07/01/2015	BOA	JPY	67,055	548	5
JPY/USD	07/02/2015	BNY	JPY	11,933	97	—
JPY/USD	07/02/2015	DUB	JPY	74,735	611	2
JPY/USD	07/08/2015	BNY	JPY	223,981	1,830	30
JPY/USD	07/09/2015	UBS	JPY	37,643	308	8
JPY/USD	07/09/2015	JPM	JPY	373,261	3,050	75
JPY/USD	07/13/2015	JPM	JPY	115,272	942	2
JPY/USD	07/14/2015	JPM	JPY	89,280	730	7
JPY/USD	07/14/2015	UBS	JPY	366,997	3,000	29
JPY/USD	07/14/2015	BOA	JPY	61,662	504	4
JPY/USD	07/24/2015	BNY	JPY	62,085	507	7
JPY/USD	07/29/2015	BNY	JPY	154,700	1,264	15
NOK/EUR	07/16/2015	CIT	EUR	(443)	(494)	3
PLN/EUR	07/22/2015	CIT	EUR	(475)	(530)	(3)
USD/BRL	07/10/2015	UBS	BRL	(200)	(64)	(1)
USD/BRL	07/17/2015	UBS	BRL	(225)	(72)	—
USD/CAD	07/06/2015	BNY	CAD	(4)	(3)	—
USD/COP	07/08/2015	JPM	COP	(1,225,000)	(470)	9
USD/EUR	07/08/2015	JPM	EUR	(1,430)	(1,594)	12
USD/EUR	07/09/2015	BNY	EUR	(400)	(446)	(1)
USD/EUR	07/09/2015	CSI	EUR	(179)	(200)	—
USD/EUR	07/16/2015	CIT	EUR	(1)	(1)	—
USD/EUR	07/16/2015	BNY	EUR	(987)	(1,100)	—
USD/EUR	07/22/2015	CIT	EUR	(1,850)	(2,063)	(7)
USD/EUR	07/29/2015	UBS	EUR	(1,600)	(1,784)	(27)
USD/EUR	08/05/2015	CSI	EUR	(2,333)	(2,602)	(1)
USD/GBP	07/09/2015	BOA	GBP	(500)	(786)	(22)
USD/GBP	07/14/2015	BNY	GBP	(1,455)	(2,286)	(14)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Capital Guardian Global Balanced Fund (continued)
USD/GBP	07/16/2015	CIT	GBP	(250)	$(393)	$3
USD/GBP	07/22/2015	JPM	GBP	(100)	(157)	2
USD/HUF	07/22/2015	CSI	HUF	(139,484)	(493)	7
USD/JPY	07/09/2015	UBS	JPY	(37,643)	(308)	(3)
USD/JPY	07/14/2015	UBS	JPY	(30,952)	(253)	(3)
USD/MXN	07/09/2015	CIT	MXN	(950)	(60)	—
USD/NOK	07/16/2015	CIT	NOK	(1,500)	(191)	3
USD/PLN	07/09/2015	JPM	PLN	(1,350)	(359)	2
USD/SEK	07/22/2015	BNY	SEK	(3,800)	(459)	9
USD/ZAR	07/22/2015	UBS	ZAR	(4,250)	(348)	(2)
USD/ZAR	07/22/2015	CSI	ZAR	(4,300)	(352)	(2)
					$(2,479)	$(19)
JNL/Capital Guardian Global Diversified Research Fund
AUD/USD	07/01/2015	CSI	AUD	59	$45	$—
AUD/USD	07/02/2015	BOA	AUD	58	45	—
USD/CAD	07/06/2015	BNY	CAD	(25)	(20)	—
					$70	$—
JNL/Franklin Templeton Global Multisector Bond Fund
CLP/USD	07/08/2015	DUB	CLP	1,142,945	$1,787	$(28)
CLP/USD	07/20/2015	DUB	CLP	6,542,795	10,217	(298)
CLP/USD	07/20/2015	MSC	CLP	1,864,952	2,912	(19)
CLP/USD	08/17/2015	JPM	CLP	3,735,884	5,819	(370)
CLP/USD	08/17/2015	CIT	CLP	948,431	1,477	(93)
CLP/USD	09/08/2015	DUB	CLP	1,142,945	1,776	(28)
CLP/USD	09/17/2015	DUB	CLP	1,888,285	2,932	(29)
CLP/USD	09/21/2015	DUB	CLP	1,864,952	2,895	(19)
EUR/USD	07/03/2015	DUB	EUR	1,985	2,213	2
EUR/USD	07/15/2015	DUB	EUR	7,090	7,906	(512)
EUR/USD	07/23/2015	DUB	EUR	615	687	25
EUR/USD	08/03/2015	DUB	EUR	988	1,102	(71)
EUR/USD	08/27/2015	DUB	EUR	204	228	10
EUR/USD	08/27/2015	DUB	EUR	675	753	(12)
EUR/USD	09/17/2015	DUB	EUR	343	383	17
EUR/USD	10/14/2015	BCL	EUR	30,306	33,839	(2,124)
GBP/USD	09/17/2015	DUB	GBP	687	1,078	58
GHS/USD	04/08/2016	BCL	GHS	2,924	569	(50)
HUF/EUR	09/23/2015	JPM	EUR	(2,321)	(2,591)	(13)
HUF/EUR	09/25/2015	JPM	EUR	(1,856)	(2,072)	(8)
INR/EUR	10/08/2015	JPM	EUR	(48,275)	(53,897)	(1,564)
INR/USD	10/29/2015	JPM	INR	527,153	8,082	(52)
KRW/EUR	10/14/2015	JPM	EUR	(31,413)	(35,076)	1,282
KRW/EUR	01/19/2016	JPM	EUR	(27,593)	(30,872)	890
MXN/USD	07/10/2015	CIT	MXN	77,766	4,944	(896)
MXN/USD	07/13/2015	CIT	MXN	42,701	2,714	(168)
MXN/USD	08/04/2015	CIT	MXN	121,986	7,742	(308)
MXN/USD	08/18/2015	DUB	MXN	42,108	2,670	(478)
MXN/USD	08/25/2015	DUB	MXN	33,800	2,142	(379)
MXN/USD	08/28/2015	CIT	MXN	53,626	3,398	(597)
MXN/USD	10/14/2015	DUB	MXN	91,472	5,776	(912)
MXN/USD	10/21/2015	DUB	MXN	23,533	1,485	(216)
MXN/USD	10/22/2015	CIT	MXN	75,652	4,775	(689)
MXN/USD	10/22/2015	DUB	MXN	21,637	1,366	(196)
MXN/USD	11/03/2015	CIT	MXN	42,988	2,711	(414)
MXN/USD	11/04/2015	CIT	MXN	138,227	8,715	(354)
MXN/USD	11/30/2015	CIT	MXN	67,415	4,242	(591)
MXN/USD	12/08/2015	DUB	MXN	84,719	5,328	(544)
MXN/USD	12/11/2015	CIT	MXN	68,012	4,276	(205)
MXN/USD	12/15/2015	CIT	MXN	26,697	1,678	(23)
MXN/USD	12/18/2015	CIT	MXN	17,800	1,119	(54)
MXN/USD	02/03/2016	CIT	MXN	36,822	2,305	(117)
MXN/USD	02/25/2016	CIT	MXN	24,515	1,532	(55)
MXN/USD	03/11/2016	HSB	MXN	37,669	2,351	(17)
MXN/USD	03/11/2016	CIT	MXN	11,983	748	(5)
MXN/USD	03/14/2016	CIT	MXN	5,228	326	1
MXN/USD	03/18/2016	CIT	MXN	4,883	305	(2)
MXN/USD	03/23/2016	CIT	MXN	29,534	1,842	(42)
MXN/USD	04/13/2016	CIT	MXN	7,438	463	(17)
MXN/USD	05/20/2016	HSB	MXN	567,024	35,197	(1,471)
MXN/USD	06/06/2016	CIT	MXN	30,581	1,896	(27)
MXN/USD	06/08/2016	CIT	MXN	30,546	1,893	(19)
MXN/USD	06/13/2016	CIT	MXN	31,233	1,935	(34)
MXN/USD	06/22/2016	CIT	MXN	475,341	29,427	(932)
MYR/EUR	07/14/2015	JPM	EUR	(24,051)	(26,818)	523
MYR/EUR	07/14/2015	HSB	EUR	(25,732)	(28,692)	(1,875)
MYR/EUR	10/15/2015	DUB	EUR	(8,535)	(9,530)	(651)
MYR/EUR	01/19/2016	JPM	EUR	(54,574)	(61,059)	1,568
MYR/USD	07/01/2015	JPM	MYR	15,270	4,047	(613)
MYR/USD	07/02/2015	JPM	MYR	10,889	2,886	(438)
MYR/USD	07/03/2015	DUB	MYR	3,918	1,038	(160)
MYR/USD	07/07/2015	DUB	MYR	9,925	2,629	(407)
MYR/USD	08/06/2015	HSB	MYR	25,190	6,657	(1,050)
MYR/USD	10/01/2015	HSB	MYR	25,332	6,667	(906)
MYR/USD	10/26/2015	JPM	MYR	4,768	1,253	(177)
MYR/USD	10/26/2015	HSB	MYR	4,831	1,270	(180)
MYR/USD	01/11/2016	JPM	MYR	6,501	1,700	(58)
PHP/USD	07/01/2015	JPM	PHP	30,714	681	(21)
PHP/USD	09/25/2015	JPM	PHP	42,510	938	(8)
PHP/USD	09/30/2015	DUB	PHP	91,840	2,027	(20)
PHP/USD	01/29/2016	DUB	PHP	91,840	2,012	(5)
PHP/USD	06/27/2016	JPM	PHP	86,220	1,875	(7)
PHP/USD	06/29/2016	JPM	PHP	61,070	1,328	(6)
PHP/USD	06/29/2016	DUB	PHP	286,261	6,224	(14)
PHP/USD	06/30/2016	DUB	PHP	31,167	678	(2)
PHP/USD	07/01/2016	JPM	PHP	30,714	668	(3)
PLN/EUR	07/06/2015	DUB	EUR	(5,014)	(5,590)	(82)
PLN/EUR	10/26/2015	DUB	EUR	(22,802)	(25,467)	427
PLN/EUR	12/15/2015	DUB	EUR	(8,821)	(9,861)	59
PLN/USD	07/31/2015	JPM	PLN	144,178	38,314	(345)
SGD/USD	09/08/2015	CIT	SGD	3,494	2,591	36
SGD/USD	09/25/2015	HSB	SGD	28,648	21,245	711
SGD/USD	11/27/2015	BCL	SGD	3,552	2,633	(20)
USD/AUD	11/18/2015	JPM	AUD	(33,873)	(25,938)	1,310
USD/AUD	11/19/2015	CIT	AUD	(7,784)	(5,960)	251
USD/AUD	11/19/2015	JPM	AUD	(24,807)	(18,994)	777
USD/AUD	12/18/2015	CIT	AUD	(322)	(246)	1
USD/AUD	06/20/2016	CIT	AUD	(649)	(492)	2
USD/AUD	06/20/2016	JPM	AUD	(1,630)	(1,236)	1
USD/AUD	06/22/2016	JPM	AUD	(66,486)	(50,394)	22
USD/EUR	11/06/2015	DUB	EUR	(7,361)	(8,223)	1,020
USD/EUR	07/03/2015	DUB	EUR	(1,985)	(2,213)	509
USD/EUR	07/15/2015	DUB	EUR	(7,090)	(7,906)	1,760
USD/EUR	07/17/2015	DUB	EUR	(487)	(543)	121
USD/EUR	07/20/2015	DUB	EUR	(2,593)	(2,892)	624
USD/EUR	07/22/2015	DUB	EUR	(553)	(616)	133
USD/EUR	07/23/2015	DUB	EUR	(787)	(878)	78
USD/EUR	07/27/2015	DUB	EUR	(2,660)	(2,967)	621
USD/EUR	07/27/2015	GSC	EUR	(2,562)	(2,857)	599
USD/EUR	07/31/2015	JPM	EUR	(786)	(877)	180
USD/EUR	08/03/2015	DUB	EUR	(988)	(1,102)	223
USD/EUR	08/04/2015	UBS	EUR	(786)	(877)	178

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Franklin Templeton Global Multisector Bond Fund (continued)
USD/EUR	08/04/2015	HSB	EUR	(786)	$(877)	$178
USD/EUR	08/05/2015	BCL	EUR	(393)	(438)	90
USD/EUR	08/11/2015	DUB	EUR	(664)	(740)	149
USD/EUR	08/27/2015	DUB	EUR	(1,300)	(1,450)	38
USD/EUR	08/31/2015	DUB	EUR	(5,780)	(6,450)	1,196
USD/EUR	08/31/2015	HSB	EUR	(123)	(137)	3
USD/EUR	09/02/2015	DUB	EUR	(12,268)	(13,689)	2,523
USD/EUR	09/11/2015	DUB	EUR	(1,980)	(2,210)	352
USD/EUR	09/17/2015	DUB	EUR	(888)	(991)	18
USD/EUR	09/24/2015	GSC	EUR	(27,572)	(30,776)	4,818
USD/EUR	09/28/2015	CIT	EUR	(643)	(718)	111
USD/EUR	09/28/2015	BCL	EUR	(6,705)	(7,484)	1,150
USD/EUR	09/29/2015	JPM	EUR	(27,742)	(30,968)	4,486
USD/EUR	09/30/2015	CIT	EUR	(8,981)	(10,025)	1,459
USD/EUR	10/08/2015	DUB	EUR	(522)	(583)	(14)
USD/EUR	10/14/2015	JPM	EUR	(56,653)	(63,258)	9,129
USD/EUR	10/14/2015	BCL	EUR	(30,306)	(33,840)	4,872
USD/EUR	10/15/2015	DUB	EUR	(6,400)	(7,146)	976
USD/EUR	10/16/2015	BCL	EUR	(21,040)	(23,494)	3,343
USD/EUR	10/27/2015	BCL	EUR	(14,200)	(15,860)	2,174
USD/EUR	10/30/2015	DUB	EUR	(3,421)	(3,821)	547
USD/EUR	11/05/2015	DUB	EUR	(1,710)	(1,910)	235
USD/EUR	11/10/2015	DUB	EUR	(27,752)	(31,004)	3,657
USD/EUR	11/12/2015	DUB	EUR	(305)	(341)	39
USD/EUR	11/16/2015	DUB	EUR	(8,488)	(9,484)	1,141
USD/EUR	11/19/2015	DUB	EUR	(7,358)	(8,222)	1,001
USD/EUR	11/23/2015	GSC	EUR	(5,730)	(6,403)	29
USD/EUR	12/15/2015	BOA	EUR	(4,198)	(4,693)	527
USD/EUR	12/15/2015	CIT	EUR	(3,384)	(3,783)	425
USD/EUR	12/17/2015	DUB	EUR	(45,855)	(51,264)	5,991
USD/EUR	01/15/2016	JPM	EUR	(17,144)	(19,179)	1,097
USD/EUR	01/19/2016	JPM	EUR	(17,069)	(19,097)	1,072
USD/EUR	01/19/2016	BCL	EUR	(17,144)	(19,181)	1,108
USD/EUR	01/20/2016	DUB	EUR	(372)	(416)	20
USD/EUR	01/20/2016	CIT	EUR	(401)	(449)	18
USD/EUR	01/25/2016	JPM	EUR	(17,230)	(19,281)	889
USD/EUR	02/23/2016	DUB	EUR	(9,220)	(10,325)	236
USD/EUR	02/24/2016	DUB	EUR	(307)	(343)	8
USD/EUR	02/25/2016	DUB	EUR	(3,249)	(3,638)	65
USD/EUR	02/26/2016	BCL	EUR	(14,476)	(16,213)	306
USD/EUR	02/26/2016	DUB	EUR	(1,977)	(2,214)	36
USD/EUR	02/29/2016	DUB	EUR	(65)	(73)	2
USD/EUR	03/09/2016	BCL	EUR	(534)	(598)	(3)
USD/EUR	03/10/2016	CIT	EUR	(3,541)	(3,967)	(82)
USD/EUR	03/16/2016	BCL	EUR	(448)	(502)	(23)
USD/EUR	03/16/2016	JPM	EUR	(11,173)	(12,521)	(555)
USD/EUR	03/16/2016	CIT	EUR	(317)	(355)	(16)
USD/EUR	03/23/2016	BCL	EUR	(281)	(315)	(13)
USD/EUR	03/29/2016	BOA	EUR	(17,822)	(19,979)	(295)
USD/EUR	03/29/2016	DUB	EUR	(54,425)	(61,007)	(1,019)
USD/EUR	03/30/2016	BOA	EUR	(5,005)	(5,611)	(61)
USD/EUR	03/31/2016	DUB	EUR	(164)	(184)	(4)
USD/EUR	04/01/2016	BCL	EUR	(820)	(919)	(24)
USD/EUR	04/08/2016	CIT	EUR	(2,250)	(2,523)	(26)
USD/EUR	04/13/2016	DUB	EUR	(818)	(918)	(32)
USD/EUR	04/18/2016	HSB	EUR	(874)	(981)	(49)
USD/EUR	04/22/2016	DUB	EUR	(12,922)	(14,494)	(505)
USD/EUR	04/22/2016	BCL	EUR	(807)	(905)	(31)
USD/EUR	04/29/2016	BCL	EUR	(2,434)	(2,731)	(70)
USD/EUR	04/29/2016	SCB	EUR	(786)	(882)	(16)
USD/EUR	05/05/2016	BCL	EUR	(393)	(441)	1
USD/EUR	05/09/2016	DUB	EUR	(201)	(225)	—
USD/EUR	06/06/2016	BCL	EUR	(1,689)	(1,897)	(18)
USD/EUR	06/06/2016	DUB	EUR	(5,087)	(5,713)	(11)
USD/EUR	06/20/2016	DUB	EUR	(4,750)	(5,336)	41
USD/EUR	06/22/2016	BCL	EUR	(862)	(969)	21
USD/EUR	07/01/2016	DUB	EUR	(1,985)	(2,231)	(3)
USD/GBP	09/17/2015	DUB	GBP	(1,100)	(1,727)	(29)
USD/JPY	07/21/2015	DUB	JPY	(410,300)	(3,353)	175
USD/JPY	07/24/2015	CIT	JPY	(465,783)	(3,807)	802
USD/JPY	07/24/2015	JPM	JPY	(718,000)	(5,868)	1,232
USD/JPY	07/27/2015	JPM	JPY	(249,900)	(2,043)	430
USD/JPY	08/05/2015	CIT	JPY	(725,210)	(5,928)	1,159
USD/JPY	08/17/2015	CIT	JPY	(389,960)	(3,188)	84
USD/JPY	08/31/2015	JPM	JPY	(861,218)	(7,042)	1,284
USD/JPY	09/18/2015	BCL	JPY	(906,703)	(7,416)	1,088
USD/JPY	09/25/2015	HSB	JPY	(3,680,691)	(30,111)	3,875
USD/JPY	09/25/2015	GSC	JPY	(3,676,462)	(30,076)	3,872
USD/JPY	10/07/2015	JPM	JPY	(3,263,600)	(26,705)	3,423
USD/JPY	10/09/2015	HSB	JPY	(1,623,100)	(13,282)	1,782
USD/JPY	10/13/2015	DUB	JPY	(810,500)	(6,633)	899
USD/JPY	10/13/2015	BCL	JPY	(821,800)	(6,726)	907
USD/JPY	10/19/2015	JPM	JPY	(372,560)	(3,049)	475
USD/JPY	10/20/2015	JPM	JPY	(703,680)	(5,760)	896
USD/JPY	10/22/2015	BCL	JPY	(312,130)	(2,555)	378
USD/JPY	11/12/2015	CIT	JPY	(1,455,357)	(11,918)	814
USD/JPY	11/12/2015	JPM	JPY	(611,520)	(5,008)	365
USD/JPY	11/12/2015	BCL	JPY	(1,983,808)	(16,246)	414
USD/JPY	11/12/2015	GSC	JPY	(6,664,272)	(54,576)	1,062
USD/JPY	11/16/2015	DUB	JPY	(769,159)	(6,300)	407
USD/JPY	11/18/2015	BOA	JPY	(65,995)	(541)	16
USD/JPY	12/09/2015	HSB	JPY	(568,300)	(4,657)	(118)
USD/JPY	12/21/2015	HSB	JPY	(810,570)	(6,644)	287
USD/JPY	12/21/2015	DUB	JPY	(809,330)	(6,634)	294
USD/JPY	12/22/2015	CIT	JPY	(601,130)	(4,927)	164
USD/JPY	12/22/2015	BCL	JPY	(385,340)	(3,159)	100
USD/JPY	01/08/2016	GSC	JPY	(234,818)	(1,926)	57
USD/JPY	01/15/2016	BCL	JPY	(869,480)	(7,131)	269
USD/JPY	01/15/2016	JPM	JPY	(565,220)	(4,636)	157
USD/JPY	01/20/2016	JPM	JPY	(372,560)	(3,056)	150
USD/JPY	02/08/2016	SCB	JPY	(926,730)	(7,606)	337
USD/JPY	02/08/2016	JPM	JPY	(926,500)	(7,604)	338
USD/JPY	02/09/2016	BCL	JPY	(926,850)	(7,607)	337
USD/JPY	02/09/2016	JPM	JPY	(928,860)	(7,624)	335
USD/JPY	02/12/2016	JPM	JPY	(589,145)	(4,836)	166
USD/JPY	02/12/2016	HSB	JPY	(589,460)	(4,839)	165
USD/JPY	02/16/2016	JPM	JPY	(391,010)	(3,210)	90
USD/JPY	02/16/2016	CIT	JPY	(780,830)	(6,410)	158
USD/JPY	02/17/2016	GSC	JPY	(391,640)	(3,215)	106
USD/JPY	02/17/2016	JPM	JPY	(391,200)	(3,212)	100
USD/JPY	02/25/2016	BCL	JPY	(195,560)	(1,606)	51
USD/JPY	02/26/2016	BCL	JPY	(2,019,878)	(16,586)	431
USD/JPY	02/29/2016	DUB	JPY	(130,803)	(1,074)	33
USD/JPY	03/09/2016	BCL	JPY	(474,193)	(3,895)	81
USD/JPY	03/22/2016	CIT	JPY	(816,260)	(6,707)	79
USD/JPY	03/24/2016	DUB	JPY	(405,843)	(3,335)	45
USD/JPY	03/28/2016	BCL	JPY	(414,600)	(3,408)	93
USD/JPY	04/18/2016	BCL	JPY	(455,770)	(3,748)	101
USD/JPY	04/21/2016	JPM	JPY	(601,320)	(4,945)	154
USD/JPY	05/18/2016	CIT	JPY	(65,897)	(542)	15
USD/JPY	05/19/2016	BOA	JPY	(65,796)	(542)	12
USD/JPY	05/19/2016	BCL	JPY	(65,975)	(543)	12

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Franklin Templeton Global Multisector Bond Fund (continued)
USD/JPY	05/19/2016	HSB	JPY	(66,028)	$(543)	$14
USD/JPY	06/03/2016	DUB	JPY	(1,693,272)	(13,943)	(209)
USD/JPY	06/03/2016	JPM	JPY	(725,016)	(5,970)	(76)
USD/JPY	06/08/2016	CIT	JPY	(379,500)	(3,125)	(45)
USD/JPY	06/10/2016	HSB	JPY	(646,940)	(5,328)	(109)
USD/JPY	06/10/2016	CIT	JPY	(819,710)	(6,751)	(144)
USD/JPY	06/10/2016	BCL	JPY	(607,460)	(5,003)	(111)
USD/JPY	06/13/2016	DUB	JPY	(214,200)	(1,764)	(25)
USD/JPY	06/13/2016	JPM	JPY	(599,390)	(4,937)	(74)
USD/JPY	06/16/2016	JPM	JPY	(252,800)	(2,082)	(22)
USD/JPY	06/22/2016	DUB	JPY	(810,730)	(6,679)	(45)
USD/MYR	07/01/2015	JPM	MYR	(15,270)	(4,047)	180
USD/MYR	07/02/2015	JPM	MYR	(10,889)	(2,886)	128
USD/MYR	07/03/2015	DUB	MYR	(3,918)	(1,038)	103
USD/MYR	07/07/2015	DUB	MYR	(9,925)	(2,630)	119
USD/MYR	08/06/2015	HSB	MYR	(25,190)	(6,657)	301
USD/MYR	10/01/2015	HSB	MYR	(25,332)	(6,667)	301
USD/MYR	10/26/2015	HSB	MYR	(4,831)	(1,270)	57
USD/MYR	10/26/2015	JPM	MYR	(4,768)	(1,253)	56
USD/MYR	01/11/2016	JPM	MYR	(6,501)	(1,700)	75
USD/PHP	07/01/2015	JPM	PHP	(30,714)	(681)	(1)
UYU/USD	11/12/2015	CIT	UYU	19,900	709	(53)
UYU/USD	11/20/2015	CIT	UYU	19,800	703	(51)
UYU/USD	12/01/2015	CIT	UYU	29,650	1,050	(103)
UYU/USD	03/09/2016	CIT	UYU	13,180	454	(24)
					$(1,201,851)	$75,277
JNL/Franklin Templeton International Small Cap Growth Fund
SGD/USD	07/01/2015	GSC	SGD	14	$10	$—
SGD/USD	07/02/2015	GSC	SGD	7	5	—
					$15	$—
JNL/Franklin Templeton Mutual Shares Fund
EUR/USD	07/20/2015	SSB	EUR	1,646	$1,834	$(11)
EUR/USD	07/20/2015	DUB	EUR	200	223	—
EUR/USD	07/20/2015	BOA	EUR	200	223	—
EUR/USD	07/20/2015	CSI	EUR	86	96	—
GBP/USD	08/19/2015	BOA	GBP	3,272	5,140	108
GBP/USD	08/19/2015	HSB	GBP	824	1,295	64
GBP/USD	08/19/2015	CSI	GBP	1,251	1,966	91
GBP/USD	08/19/2015	SSB	GBP	714	1,122	(7)
GBP/USD	08/19/2015	BOA	GBP	550	864	(5)
GBP/USD	08/19/2015	CSI	GBP	270	424	(4)
GBP/USD	08/19/2015	HSB	GBP	223	350	—
GBP/USD	08/19/2015	DUB	GBP	245	385	—
KRW/USD	08/12/2015	BOA	KRW	462,538	414	(8)
KRW/USD	08/12/2015	MLP	KRW	858,934	769	(22)
KRW/USD	08/12/2015	HSB	KRW	1,139,602	1,020	(21)
KRW/USD	08/12/2015	CSI	KRW	497,357	445	(7)
USD/EUR	07/20/2015	DUB	EUR	(2,281)	(2,545)	(87)
USD/EUR	07/20/2015	SSB	EUR	(1,343)	(1,498)	(60)
USD/EUR	07/20/2015	BOA	EUR	(2,338)	(2,608)	(85)
USD/EUR	07/20/2015	CSI	EUR	(1,968)	(2,194)	69
USD/EUR	07/20/2015	HSB	EUR	(2,835)	(3,161)	103
USD/EUR	07/20/2015	DUB	EUR	(6,060)	(6,755)	276
USD/EUR	07/20/2015	BOA	EUR	(1,936)	(2,156)	63
USD/EUR	07/20/2015	BCL	EUR	(268)	(298)	3
USD/EUR	07/20/2015	SSB	EUR	(7,915)	(8,827)	300
USD/EUR	07/20/2015	CSI	EUR	(1,876)	(2,092)	(74)
USD/EUR	07/20/2015	HSB	EUR	(2,785)	(3,106)	(100)
USD/EUR	11/18/2015	CSI	EUR	(379)	(423)	4
USD/EUR	11/18/2015	HSB	EUR	(6,571)	(7,341)	136
USD/EUR	11/18/2015	DUB	EUR	(7,596)	(8,486)	134
USD/EUR	11/18/2015	BOA	EUR	(11,353)	(12,685)	249
USD/EUR	11/18/2015	SSB	EUR	(763)	(853)	7
USD/EUR	11/18/2015	SSB	EUR	(1,099)	(1,228)	(4)
USD/EUR	11/18/2015	DUB	EUR	(1,145)	(1,279)	(22)
USD/EUR	11/18/2015	HSB	EUR	(338)	(378)	—
USD/EUR	11/18/2015	CSI	EUR	(403)	(451)	(11)
USD/GBP	08/19/2015	BOA	GBP	(21,669)	(34,035)	(911)
USD/GBP	08/19/2015	CSI	GBP	(14,859)	(23,338)	(603)
USD/GBP	08/19/2015	HSB	GBP	(15,112)	(23,736)	(607)
USD/GBP	08/19/2015	DUB	GBP	(1,706)	(2,681)	(94)
USD/GBP	08/19/2015	SSB	GBP	(981)	(1,540)	(68)
USD/GBP	08/19/2015	MLP	GBP	(293)	(461)	(28)
USD/KRW	08/12/2015	DUB	KRW	(571,887)	(512)	4
USD/KRW	08/12/2015	HSB	KRW	(7,443,991)	(6,668)	35
USD/KRW	08/12/2015	BOA	KRW	(2,406,561)	(2,155)	9
USD/KRW	08/12/2015	CSI	KRW	(3,996,125)	(3,579)	21
USD/KRW	08/12/2015	MLP	KRW	(716,919)	(643)	5
USD/KRW	08/12/2015	HSB	KRW	(2,927,618)	(2,622)	(11)
USD/KRW	08/12/2015	MLP	KRW	(249,251)	(223)	(3)
USD/KRW	08/12/2015	CSI	KRW	(280,834)	(251)	(2)
					$(154,238)	$(1,174)
JNL/Goldman Sachs Core Plus Bond Fund
AUD/USD	09/16/2015	SCB	AUD	990	$761	$1
AUD/USD	09/16/2015	WBC	AUD	990	761	5
AUD/USD	09/16/2015	CIT	AUD	1,937	1,488	(21)
BRL/USD	07/02/2015	UBS	BRL	6,195	1,993	67
BRL/USD	07/02/2015	HSB	BRL	4,821	1,550	32
BRL/USD	07/02/2015	MSC	BRL	4,607	1,482	27
BRL/USD	07/02/2015	DUB	BRL	233	75	1
BRL/USD	07/02/2015	RBC	BRL	13,027	4,190	46
BRL/USD	08/04/2015	HSB	BRL	2,386	758	—
CAD/CHF	09/16/2015	WBC	CHF	(1,040)	(1,116)	9
CAD/USD	08/10/2015	WBC	CAD	3,133	2,507	(32)
CAD/USD	09/16/2015	RBC	CAD	1,879	1,503	(6)
CHF/CAD	09/16/2015	WBC	CAD	(463)	(370)	1
CHF/CAD	09/16/2015	BCL	CAD	(925)	(739)	5
CLP/USD	07/22/2015	RBS	CLP	479,933	749	(11)
DOP/USD	07/06/2015	CGM	DOP	745	17	—
EUR/GBP	09/16/2015	HSB	GBP	(972)	(1,526)	(20)
EUR/GBP	09/16/2015	CIT	GBP	(963)	(1,512)	—
EUR/HUF	09/16/2015	BOA	HUF	(210,100)	(742)	13
EUR/NOK	09/16/2015	HSB	NOK	(8,494)	(1,081)	(3)
EUR/USD	08/07/2015	MSC	EUR	72	81	—
EUR/USD	09/16/2015	CSI	EUR	1,365	1,523	6
EUR/USD	09/16/2015	UBS	EUR	457	510	4
EUR/USD	09/16/2015	SSB	EUR	1,343	1,499	(9)
EUR/USD	09/16/2015	DUB	EUR	677	756	(1)
EUR/USD	09/16/2015	RBS	EUR	471	525	(4)
EUR/USD	09/16/2015	JPM	EUR	1,348	1,504	(9)
EUR/USD	09/16/2015	CSI	EUR	1,350	1,507	(10)
EUR/USD	09/16/2015	RBC	EUR	2,675	2,985	(65)
EUR/USD	09/16/2015	UBS	EUR	4,026	4,493	(50)
EUR/USD	09/16/2015	DUB	EUR	1,754	1,957	—
GBP/EUR	09/16/2015	BCL	EUR	(1,346)	(1,502)	52
GBP/EUR	09/16/2015	SSB	EUR	(1,350)	(1,506)	(3)
GBP/USD	07/15/2015	JPM	GBP	2,567	4,033	80
GBP/USD	09/16/2015	CIT	GBP	477	749	(9)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
HUF/USD	09/16/2015	CIT	HUF	516,589	$1,823	$(41)
HUF/USD	09/16/2015	BOA	HUF	499,036	1,762	(11)
HUF/USD	09/16/2015	UBS	HUF	499,340	1,763	(40)
INR/USD	07/01/2015	MSC	INR	133,932	2,103	10
INR/USD	07/01/2015	DUB	INR	68,562	1,077	12
INR/USD	07/29/2015	WBC	INR	48,726	761	(1)
INR/USD	07/31/2015	MSC	INR	56,141	876	(2)
JPY/USD	07/27/2015	JPM	JPY	182,157	1,489	28
JPY/USD	09/16/2015	UBS	JPY	374,306	3,061	35
JPY/USD	09/16/2015	SCB	JPY	188,372	1,541	24
JPY/USD	09/16/2015	DUB	JPY	369,252	3,020	14
KRW/USD	07/02/2015	UBS	KRW	847,312	760	6
KRW/USD	07/27/2015	BCL	KRW	841,921	754	(5)
MXN/USD	09/17/2015	RBS	MXN	122,958	7,780	(98)
MXN/USD	09/17/2015	DUB	MXN	24,048	1,522	6
MXN/USD	09/17/2015	BOA	MXN	44,506	2,816	(43)
MXN/USD	09/17/2015	JPM	MXN	41,287	2,612	(45)
MXN/USD	09/17/2015	HSB	MXN	41,114	2,601	(46)
MYR/USD	07/07/2015	SCB	MYR	2,808	744	(12)
MYR/USD	07/13/2015	JPM	MYR	2,820	747	(8)
MYR/USD	07/13/2015	SCB	MYR	2,824	748	(7)
MYR/USD	07/31/2015	HSB	MYR	2,870	759	5
NOK/EUR	09/16/2015	JPM	EUR	(967)	(1,079)	(2)
NZD/USD	07/13/2015	BNP	NZD	1,586	1,074	(78)
NZD/USD	09/16/2015	WBC	NZD	3,199	2,154	(91)
NZD/USD	09/16/2015	BCL	NZD	1,091	734	(19)
PHP/USD	07/03/2015	BCL	PHP	34,223	759	3
PLN/USD	09/16/2015	RBS	PLN	3,925	1,042	(16)
PLN/USD	09/16/2015	SCB	PLN	3,597	955	(16)
PLN/USD	09/16/2015	UBS	PLN	3,641	966	(22)
RUB/USD	07/02/2015	JPM	RUB	41,173	746	(19)
RUB/USD	07/09/2015	JPM	RUB	41,173	744	5
SEK/EUR	09/16/2015	BCL	EUR	(2,550)	(2,846)	38
SEK/NZD	09/16/2015	BNP	NZD	(1,130)	(761)	38
TRY/USD	09/16/2015	MSC	TRY	1,997	729	21
USD/AUD	07/13/2015	HSB	AUD	(946)	(729)	7
USD/AUD	09/16/2015	WBC	AUD	(5,638)	(4,331)	28
USD/AUD	09/16/2015	BCL	AUD	(1,956)	(1,503)	11
USD/BRL	07/02/2015	HSB	BRL	(20,263)	(6,517)	(122)
USD/BRL	07/02/2015	DUB	BRL	(849)	(273)	(9)
USD/BRL	07/02/2015	JPM	BRL	(2,341)	(753)	2
USD/BRL	07/02/2015	MSC	BRL	(2,382)	(766)	(13)
USD/BRL	07/02/2015	RBC	BRL	(2,365)	(761)	(2)
USD/BRL	07/02/2015	HSB	BRL	(683)	(220)	2
USD/BRL	08/04/2015	DUB	BRL	(233)	(74)	—
USD/BRL	10/02/2015	RBC	BRL	(13,027)	(4,052)	(41)
USD/CAD	08/10/2015	CIT	CAD	(3,047)	(2,438)	30
USD/CAD	09/16/2015	SSB	CAD	(1,904)	(1,523)	(7)
USD/CAD	09/16/2015	SSB	CAD	(1,748)	(1,398)	9
USD/CAD	09/16/2015	CIT	CAD	(1,695)	(1,356)	22
USD/CNH	09/16/2015	HSB	CNH	(12,020)	(1,925)	1
USD/CNH	09/16/2015	SSB	CNH	(11,161)	(1,787)	—
USD/CNH	09/16/2015	BNP	CNH	(11,103)	(1,778)	—
USD/CNH	09/16/2015	SCB	CNH	(9,462)	(1,515)	(2)
USD/CNH	09/16/2015	JPM	CNH	(4,692)	(751)	—
USD/DOP	07/06/2015	CGM	DOP	(762)	(17)	—
USD/EUR	08/07/2015	WBC	EUR	(18,863)	(21,040)	193
USD/EUR	08/07/2015	RBC	EUR	(598)	(667)	5
USD/EUR	09/16/2015	SSB	EUR	(2,687)	(2,999)	31
USD/EUR	09/16/2015	DUB	EUR	(14,058)	(15,690)	137
USD/EUR	09/16/2015	BNP	EUR	(4,208)	(4,696)	48
USD/EUR	09/16/2015	DUB	EUR	(457)	(510)	(1)
USD/EUR	09/16/2015	WBC	EUR	(1,526)	(1,703)	13
USD/EUR	09/16/2015	RBC	EUR	(1,348)	(1,504)	14
USD/EUR	09/16/2015	UBS	EUR	(2,694)	(3,007)	11
USD/EUR	09/16/2015	WBC	EUR	(879)	(982)	(2)
USD/EUR	09/16/2015	CGM	EUR	(4,070)	(4,542)	(36)
USD/GBP	07/15/2015	CIT	GBP	(4,107)	(6,452)	(135)
USD/GBP	09/16/2015	CIT	GBP	(510)	(800)	(20)
USD/INR	07/01/2015	DUB	INR	(49,000)	(769)	(6)
USD/INR	07/01/2015	JPM	INR	(97,353)	(1,529)	(17)
USD/INR	07/01/2015	MSC	INR	(56,141)	(882)	1
USD/JPY	07/27/2015	CIT	JPY	(150,815)	(1,233)	(19)
USD/JPY	09/16/2015	BOA	JPY	(187,508)	(1,534)	(22)
USD/JPY	09/16/2015	SSB	JPY	(113,035)	(925)	(9)
USD/JPY	09/16/2015	MSC	JPY	(372,640)	(3,048)	(10)
USD/JPY	09/16/2015	UBS	JPY	(93,289)	(763)	(3)
USD/JPY	09/16/2015	WBC	JPY	(93,325)	(763)	(3)
USD/JPY	09/16/2015	JPM	JPY	(281,225)	(2,300)	(29)
USD/JPY	09/16/2015	CSI	JPY	(187,475)	(1,533)	(14)
USD/KRW	07/02/2015	UBS	KRW	(847,312)	(760)	3
USD/KRW	07/13/2015	BNP	KRW	(1,108,504)	(994)	(6)
USD/KRW	07/17/2015	HSB	KRW	(1,691,461)	(1,516)	(3)
USD/KRW	07/17/2015	CIT	KRW	(1,691,449)	(1,516)	(3)
USD/KRW	07/22/2015	SCB	KRW	(838,660)	(751)	9
USD/KRW	07/27/2015	DUB	KRW	(840,213)	(753)	6
USD/KRW	07/31/2015	BNP	KRW	(844,555)	(757)	(3)
USD/KRW	07/31/2015	UBS	KRW	(847,312)	(759)	(6)
USD/KRW	08/03/2015	DUB	KRW	(845,514)	(757)	(6)
USD/KRW	08/03/2015	BCL	KRW	(843,552)	(756)	(1)
USD/KRW	08/28/2015	UBS	KRW	(1,592,216)	(1,425)	9
USD/MXN	07/02/2015	JPM	MXN	(9,789)	(623)	12
USD/MXN	07/29/2015	UBS	MXN	(41,013)	(2,604)	38
USD/MXN	09/17/2015	DUB	MXN	(11,876)	(751)	5
USD/MXN	09/17/2015	BOA	MXN	(23,652)	(1,497)	23
USD/MXN	10/01/2015	RBC	MXN	(9,798)	(619)	13
USD/MXN	10/01/2015	JPM	MXN	(17,114)	(1,082)	18
USD/MYR	07/07/2015	WBC	MYR	(2,713)	(719)	13
USD/MYR	07/07/2015	UBS	MYR	(2,736)	(725)	18
USD/MYR	07/07/2015	RBC	MYR	(7,904)	(2,094)	1
USD/NOK	08/19/2015	CIT	NOK	(3,808)	(485)	2
USD/NZD	09/16/2015	RBC	NZD	(957)	(644)	25
USD/NZD	09/16/2015	CIT	NZD	(806)	(542)	19
USD/NZD	09/16/2015	UBS	NZD	(2,195)	(1,478)	27
USD/NZD	09/16/2015	RBS	NZD	(1,106)	(745)	9
USD/PHP	07/03/2015	BCL	PHP	(34,099)	(756)	6
USD/RUB	07/02/2015	JPM	RUB	(41,173)	(746)	(5)
USD/RUB	07/09/2015	BNP	RUB	(43,027)	(777)	(21)
USD/RUB	07/27/2015	CSI	RUB	(18,266)	(328)	4
USD/RUB	07/27/2015	CSI	RUB	(23,595)	(423)	(2)
USD/RUB	07/29/2015	HSB	RUB	(19,506)	(350)	4
USD/RUB	07/29/2015	CGM	RUB	(19,296)	(346)	3
USD/SEK	08/19/2015	WBC	SEK	(13,076)	(1,579)	13
USD/SGD	09/16/2015	UBS	SGD	(2,826)	(2,096)	(2)
USD/SGD	09/16/2015	WBC	SGD	(2,832)	(2,101)	(4)
USD/SGD	09/16/2015	DUB	SGD	(1,019)	(756)	(2)
USD/TRY	09/16/2015	RBS	TRY	(2,090)	(763)	(5)
USD/TRY	09/16/2015	JPM	TRY	(2,131)	(778)	(23)
USD/TWD	07/13/2015	JPM	TWD	(46,430)	(1,505)	(12)
USD/TWD	07/21/2015	JPM	TWD	(23,139)	(750)	(1)
USD/TWD	07/29/2015	SCB	TWD	(46,854)	(1,519)	(2)
USD/TWD	08/03/2015	SCB	TWD	(23,259)	(754)	(3)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
USD/ZAR	09/16/2015	UBS	ZAR	(9,581)	$(777)	$(20)
					$(80,596)	$(88)
JNL/Goldman Sachs Emerging Markets Debt Fund
BRL/USD	07/02/2015	HSB	BRL	8,993	$2,892	$60
BRL/USD	07/02/2015	MSC	BRL	8,595	2,764	50
BRL/USD	07/02/2015	UBS	BRL	1,600	515	20
BRL/USD	07/02/2015	DUB	BRL	9,974	3,208	22
BRL/USD	07/02/2015	SCB	BRL	16,880	5,429	49
BRL/USD	08/04/2015	HSB	BRL	4,519	1,436	(1)
CLP/USD	07/17/2015	CGM	CLP	637,634	996	(44)
CLP/USD	07/22/2015	RBS	CLP	891,665	1,392	(20)
COP/USD	07/01/2015	DUB	COP	114,727	44	—
COP/USD	07/17/2015	CSI	COP	3,099,164	1,188	(81)
DOP/USD	07/06/2015	RBC	DOP	32,780	730	(1)
DOP/USD	07/06/2015	CGM	DOP	1,912	42	—
EUR/HUF	09/16/2015	BOA	HUF	(397,823)	(1,404)	24
EUR/USD	08/07/2015	SCB	EUR	520	580	1
EUR/USD	09/16/2015	CSI	EUR	2,505	2,796	(45)
EUR/USD	09/16/2015	RBC	EUR	2,505	2,796	(61)
HUF/USD	09/16/2015	CGM	HUF	1,482,501	5,233	(118)
HUF/USD	09/16/2015	BOA	HUF	1,432,127	5,055	(32)
HUF/USD	09/16/2015	HSB	HUF	461,016	1,627	(35)
HUF/USD	09/16/2015	CSI	HUF	1,433,001	5,058	(116)
HUF/USD	09/16/2015	MSC	HUF	135,541	478	(7)
HUF/USD	09/16/2015	MLP	HUF	177,940	628	(11)
IDR/USD	07/24/2015	DUB	IDR	15,947,526	1,191	(14)
IDR/USD	07/24/2015	WBC	IDR	48,229,057	3,601	(1)
IDR/USD	07/24/2015	DUB	IDR	38,580,430	2,880	16
IDR/USD	07/24/2015	JPM	IDR	89,444,816	6,678	18
IDR/USD	07/24/2015	BCL	IDR	72,910,484	5,444	21
INR/USD	07/01/2015	MSC	INR	311,914	4,898	22
INR/USD	07/01/2015	DUB	INR	72,759	1,143	10
INR/USD	07/29/2015	WBC	INR	91,500	1,429	(2)
INR/USD	07/31/2015	MSC	INR	112,232	1,752	(5)
KRW/USD	07/02/2015	UBS	KRW	1,579,131	1,416	10
KRW/USD	07/24/2015	JPM	KRW	2,044,696	1,832	(50)
KRW/USD	07/27/2015	BCL	KRW	1,585,118	1,420	(9)
MXN/USD	09/17/2015	RBS	MXN	151,910	9,612	(142)
MXN/USD	09/17/2015	DUB	MXN	45,162	2,858	11
MXN/USD	09/17/2015	BOA	MXN	43,610	2,759	(42)
MXN/USD	09/17/2015	JPM	MXN	40,455	2,560	(44)
MXN/USD	09/17/2015	HSB	MXN	40,287	2,549	(45)
MXN/USD	09/17/2015	MSC	MXN	16,144	1,021	(19)
MXN/USD	09/17/2015	DUB	MXN	33,858	2,142	(57)
MXN/USD	09/17/2015	BNP	MXN	4,247	269	(7)
MYR/USD	07/07/2015	SCB	MYR	5,315	1,408	(23)
MYR/USD	07/07/2015	DUB	MYR	39,851	10,558	(4)
MYR/USD	07/13/2015	SCB	MYR	5,279	1,398	(13)
MYR/USD	07/13/2015	JPM	MYR	5,270	1,395	(16)
MYR/USD	07/24/2015	MSC	MYR	26,986	7,139	(228)
MYR/USD	07/24/2015	CGM	MYR	2,552	675	(33)
MYR/USD	07/31/2015	HSB	MYR	7,859	2,078	13
MYR/USD	08/26/2015	DUB	MYR	27,216	7,182	(49)
NGN/USD	07/09/2015	BCL	NGN	62,484	313	7
NGN/USD	07/27/2015	BCL	NGN	171,793	858	25
NGN/USD	07/30/2015	JPM	NGN	79,380	396	13
NGN/USD	07/30/2015	CGM	NGN	81,680	408	5
NGN/USD	08/10/2015	BCL	NGN	62,484	311	7
NGN/USD	08/19/2015	BCL	NGN	231,349	1,148	13
NGN/USD	08/31/2015	HSB	NGN	57,544	284	11
PEN/USD	07/24/2015	CSI	PEN	7,641	2,395	(16)
PHP/USD	07/03/2015	BCL	PHP	52,466	1,164	5
PHP/USD	07/24/2015	MSC	PHP	98,923	2,191	(37)
PLN/USD	09/16/2015	RBS	PLN	22,087	5,862	(88)
PLN/USD	09/16/2015	DUB	PLN	4,587	1,217	(5)
PLN/USD	09/16/2015	SCB	PLN	20,243	5,373	(87)
PLN/USD	09/16/2015	BCL	PLN	4,108	1,090	(28)
PLN/USD	09/16/2015	BNP	PLN	4,778	1,268	(26)
PLN/USD	09/16/2015	CSI	PLN	20,489	5,438	(127)
PLN/USD	09/16/2015	MSC	PLN	4,003	1,062	(10)
RON/USD	09/16/2015	HSB	RON	2,772	690	(6)
RON/USD	09/16/2015	JPM	RON	20,927	5,207	(55)
RUB/USD	07/02/2015	JPM	RUB	48,170	873	(22)
RUB/USD	07/09/2015	JPM	RUB	48,170	870	6
RUB/USD	07/17/2015	DUB	RUB	161,259	2,904	(176)
RUB/USD	07/17/2015	HSB	RUB	51,226	923	(59)
THB/USD	07/24/2015	DUB	THB	129,870	3,842	2
TRY/USD	09/16/2015	HSB	TRY	1,935	706	—
USD/BRL	07/02/2015	JPM	BRL	(20,814)	(6,695)	(213)
USD/BRL	07/02/2015	HSB	BRL	(9,721)	(3,127)	(63)
USD/BRL	07/02/2015	DUB	BRL	(1,590)	(512)	(17)
USD/BRL	07/02/2015	JPM	BRL	(4,376)	(1,407)	4
USD/BRL	07/02/2015	MSC	BRL	(3,853)	(1,239)	(21)
USD/BRL	07/02/2015	RBC	BRL	(4,402)	(1,416)	(3)
USD/BRL	07/02/2015	HSB	BRL	(1,285)	(413)	4
USD/BRL	08/04/2015	DUB	BRL	(7,608)	(2,417)	(15)
USD/BRL	08/04/2015	DUB	BRL	(5,122)	(1,627)	5
USD/BRL	10/02/2015	SCB	BRL	(16,880)	(5,251)	(42)
USD/CLP	07/17/2015	MSC	CLP	(591,444)	(924)	20
USD/CNH	08/11/2015	MSC	CNH	(3,484)	(559)	—
USD/CNH	09/16/2015	HSB	CNH	(25,424)	(4,071)	2
USD/CNH	09/16/2015	SSB	CNH	(23,606)	(3,780)	1
USD/CNH	09/16/2015	BNP	CNH	(23,484)	(3,761)	—
USD/CNH	09/16/2015	SCB	CNH	(17,711)	(2,836)	(4)
USD/CNH	09/16/2015	JPM	CNH	(8,978)	(1,438)	(1)
USD/COP	07/17/2015	BNP	COP	(16,218,424)	(6,215)	134
USD/COP	07/17/2015	HSB	COP	(1,843,234)	(706)	13
USD/COP	07/24/2015	DUB	COP	(3,564,247)	(1,365)	29
USD/COP	10/06/2015	CSI	COP	(928,068)	(352)	89
USD/COP	10/06/2015	DUB	COP	(697,235)	(265)	67
USD/CZK	09/16/2015	BCL	CZK	(35,469)	(1,452)	35
USD/CZK	09/16/2015	BNP	CZK	(38,387)	(1,571)	26
USD/DOP	07/06/2015	RBC	DOP	(32,810)	(731)	(1)
USD/DOP	07/06/2015	CGM	DOP	(2,033)	(45)	—
USD/EUR	08/07/2015	WBC	EUR	(1,767)	(1,970)	20
USD/EUR	09/16/2015	DUB	EUR	(24,467)	(27,307)	230
USD/EUR	09/16/2015	CGM	EUR	(1,297)	(1,448)	(11)
USD/HKD	07/13/2015	BCL	HKD	(5,792)	(747)	—
USD/IDR	07/24/2015	DUB	IDR	(214,845,966)	(16,041)	242
USD/IDR	07/24/2015	BNP	IDR	(17,560,339)	(1,311)	11
USD/INR	07/01/2015	DUB	INR	(91,514)	(1,437)	(12)
USD/INR	07/01/2015	JPM	INR	(180,928)	(2,841)	(31)
USD/INR	07/01/2015	MSC	INR	(112,232)	(1,762)	2
USD/JPY	09/16/2015	WBC	JPY	(173,388)	(1,418)	(6)
USD/KRW	07/02/2015	CSI	KRW	(1,579,131)	(1,416)	6
USD/KRW	07/13/2015	BNP	KRW	(3,374,648)	(3,025)	(18)
USD/KRW	07/13/2015	SCB	KRW	(236,522)	(212)	1
USD/KRW	07/17/2015	CGM	KRW	(3,166,017)	(2,837)	(5)
USD/KRW	07/17/2015	HSB	KRW	(3,166,040)	(2,837)	(5)
USD/KRW	07/22/2015	SCB	KRW	(1,558,142)	(1,396)	16
USD/KRW	07/27/2015	DUB	KRW	(1,590,759)	(1,425)	12

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
USD/KRW	07/31/2015	BNP	KRW	(1,619,665)	$(1,451)	$(5)
USD/KRW	07/31/2015	UBS	KRW	(1,579,131)	(1,415)	(10)
USD/KRW	08/03/2015	DUB	KRW	(1,617,847)	(1,449)	(12)
USD/KRW	08/03/2015	BCL	KRW	(1,594,369)	(1,428)	(1)
USD/KRW	08/28/2015	UBS	KRW	(3,302,084)	(2,956)	19
USD/MXN	07/02/2015	JPM	MXN	(7,890)	(502)	10
USD/MXN	07/29/2015	BCL	MXN	(28,738)	(1,825)	27
USD/MXN	08/20/2015	SCB	MXN	(42,295)	(2,681)	86
USD/MXN	09/10/2015	JPM	MXN	(16,359)	(1,036)	19
USD/MXN	09/17/2015	DUB	MXN	(21,977)	(1,391)	8
USD/MXN	09/17/2015	SCB	MXN	(32,723)	(2,070)	18
USD/MXN	09/17/2015	BCL	MXN	(21,792)	(1,379)	26
USD/MXN	09/17/2015	BOA	MXN	(44,472)	(2,814)	44
USD/MXN	10/01/2015	RBC	MXN	(7,897)	(499)	10
USD/MYR	07/07/2015	WBC	MYR	(3,926)	(1,040)	19
USD/MYR	07/07/2015	CSI	MYR	(5,243)	(1,389)	34
USD/MYR	07/07/2015	HSB	MYR	(2,424)	(642)	3
USD/MYR	07/24/2015	MLP	MYR	(2,472)	(654)	—
USD/NGN	07/09/2015	BCL	NGN	(62,484)	(313)	(2)
USD/PEN	07/24/2015	CSI	PEN	(4,505)	(1,412)	8
USD/PHP	07/03/2015	BCL	PHP	(63,946)	(1,418)	11
USD/RUB	07/02/2015	JPM	RUB	(48,170)	(873)	(6)
USD/RUB	07/09/2015	BNP	RUB	(79,965)	(1,445)	(40)
USD/RUB	07/17/2015	MSC	RUB	(48,883)	(880)	32
USD/RUB	07/17/2015	CSI	RUB	(68,460)	(1,233)	67
USD/RUB	07/27/2015	CSI	RUB	(71,389)	(1,281)	14
USD/RUB	07/27/2015	CSI	RUB	(45,116)	(809)	(4)
USD/RUB	07/29/2015	HSB	RUB	(116,211)	(2,083)	22
USD/RUB	07/29/2015	CGM	RUB	(114,959)	(2,060)	19
USD/SGD	09/16/2015	CSI	SGD	(5,847)	(4,336)	(4)
USD/SGD	09/16/2015	WBC	SGD	(5,860)	(4,346)	(9)
USD/SGD	09/16/2015	DUB	SGD	(1,954)	(1,449)	(3)
USD/THB	07/24/2015	DUB	THB	(109,583)	(3,242)	120
USD/TRY	09/16/2015	RBS	TRY	(3,926)	(1,433)	(9)
USD/TRY	09/16/2015	JPM	TRY	(3,983)	(1,454)	(43)
USD/TRY	09/16/2015	SCB	TRY	(9,377)	(3,423)	(99)
USD/TRY	09/16/2015	DUB	TRY	(4,711)	(1,719)	(2)
USD/TWD	07/13/2015	JPM	TWD	(89,663)	(2,906)	(23)
USD/TWD	07/21/2015	JPM	TWD	(44,600)	(1,446)	(2)
USD/TWD	07/29/2015	SCB	TWD	(88,272)	(2,861)	(3)
USD/TWD	08/03/2015	SCB	TWD	(44,505)	(1,443)	(6)
USD/ZAR	09/16/2015	DUB	ZAR	(36,400)	(2,952)	(73)
USD/ZAR	09/16/2015	CSI	ZAR	(17,897)	(1,451)	(37)
ZAR/USD	09/16/2015	RBS	ZAR	110,591	8,968	105
ZAR/USD	09/16/2015	DUB	ZAR	133,701	10,842	103
					$879	$(744)
JNL/Harris Oakmark Global Equity Fund
USD/CHF	09/16/2015	SSB	CHF	(2,770)	$(2,972)	$5

JNL/Invesco Global Real Estate Fund
HKD/USD	07/02/2015	JPM	HKD	3,009	$388	$—
JPY/USD	07/01/2015	GSC	JPY	188,048	1,537	18
JPY/USD	07/02/2015	BCL	JPY	163,463	1,336	5
USD/AUD	07/01/2015	JPM	AUD	(3,340)	(2,577)	(23)
USD/AUD	07/02/2015	BCL	AUD	(109)	(84)	(1)
USD/AUD	07/06/2015	GSC	AUD	(138)	(107)	—
USD/JPY	07/06/2015	BCL	JPY	(131,650)	(1,076)	—
					$(583)	$(1)
JNL/Invesco International Growth Fund
BRL/USD	07/02/2015	SSB	BRL	1,350	$434	$1
CAD/USD	07/02/2015	BCL	CAD	624	500	(4)
CAD/USD	07/02/2015	SSB	CAD	822	658	(5)
EUR/USD	07/02/2015	MSC	EUR	168	187	(1)
					$1,779	$(9)
JNL/Invesco Mid Cap Value Fund
USD/GBP	07/24/2015	BNY	GBP	(2,831)	$(4,447)	$(19)
USD/GBP	07/24/2015	SSB	GBP	(2,834)	(4,453)	(19)
					$(8,900)	$(38)
JNL/Ivy Asset Strategy Fund
GBP/USD	07/02/2015	JPM	GBP	182	$285	$—
JPY/USD	07/14/2015	DUB	JPY	1,028,281	8,403	65
USD/EUR	07/14/2015	DUB	EUR	(105,741)	(117,905)	992
USD/JPY	07/14/2015	DUB	JPY	(11,050,931)	(90,310)	(1,414)
					$(199,527)	$(357)
JNL/JPMorgan International Value Fund
AUD/USD	08/28/2015	BNP	AUD	34,749	$26,725	$(184)
CHF/EUR	08/28/2015	UBS	EUR	(7,880)	(8,792)	18
DKK/USD	08/28/2015	HSB	DKK	13,687	2,049	(14)
EUR/JPY	08/28/2015	GSC	JPY	(413,900)	(3,384)	(98)
EUR/USD	08/28/2015	MSC	EUR	6,714	7,491	171
EUR/USD	08/28/2015	SCB	EUR	2,104	2,347	49
EUR/USD	08/28/2015	MSC	EUR	3,597	4,013	(70)
EUR/USD	08/28/2015	HSB	EUR	2,613	2,915	(29)
EUR/USD	08/28/2015	UBS	EUR	1,445	1,612	(17)
EUR/USD	08/28/2015	CSI	EUR	2,964	3,307	(16)
GBP/EUR	08/28/2015	DUB	EUR	(5,253)	(5,861)	150
GBP/USD	08/28/2015	BNP	GBP	16,277	25,565	481
GBP/USD	08/28/2015	GSC	GBP	1,163	1,827	15
HKD/USD	08/28/2015	SCB	HKD	36,067	4,653	3
JPY/USD	08/28/2015	GSC	JPY	242,893	1,986	(24)
JPY/USD	08/28/2015	GSC	JPY	372,584	3,046	43
JPY/USD	08/28/2015	ANZ	JPY	497,233	4,066	77
JPY/USD	08/28/2015	SSB	JPY	299,439	2,448	57
SEK/USD	08/28/2015	BNP	SEK	85,676	10,348	190
SGD/USD	08/28/2015	BNP	SGD	7,707	5,717	12
USD/CHF	08/28/2015	BNP	CHF	(2,140)	(2,294)	40
USD/CHF	08/28/2015	HSB	CHF	(1,902)	(2,039)	6
USD/CHF	08/28/2015	GSC	CHF	(12,523)	(13,424)	(181)
USD/CHF	08/28/2015	SGB	CHF	(1,932)	(2,071)	(18)
USD/CHF	08/28/2015	CSI	CHF	(2,002)	(2,146)	(6)
USD/EUR	08/28/2015	BNP	EUR	(1,532)	(1,709)	36
USD/EUR	08/28/2015	GSC	EUR	(26,254)	(29,292)	(613)
USD/EUR	08/28/2015	SGB	EUR	(2,233)	(2,492)	(41)
USD/EUR	08/28/2015	MLP	EUR	(3,626)	(4,045)	53
USD/EUR	08/28/2015	GSC	EUR	(2,443)	(2,725)	35
USD/GBP	08/28/2015	GSC	GBP	(1,664)	(2,613)	(19)
USD/HKD	08/28/2015	GSC	HKD	(56,789)	(7,326)	(1)
USD/JPY	08/28/2015	MSC	JPY	(1,704,488)	(13,937)	(56)
USD/JPY	08/28/2015	SCB	JPY	(341,907)	(2,796)	(38)
USD/NOK	08/28/2015	GSC	NOK	(38,425)	(4,894)	92
USD/SGD	08/28/2015	ANZ	SGD	(2,902)	(2,153)	(4)
					$(3,878)	$99
JNL/Mellon Capital Management European 30 Fund
EUR/USD	07/01/2015	UBS	EUR	177	$197	$—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Mellon Capital Pacific Rim 30 Fund
AUD/USD	07/02/2015	CCI	AUD	702	$542	$2
HKD/USD	07/02/2015	CCI	HKD	5,056	652	—
JPY/USD	07/02/2015	CCI	JPY	278,393	2,275	2
NZD/USD	07/02/2015	CCI	NZD	159	108	(2)
SGD/USD	07/02/2015	CCI	SGD	677	502	—
					$4,079	$2
JNL/Mellon Capital International Index Fund
AUD/USD	09/16/2015	WBC	AUD	6,629	$5,093	$19
AUD/USD	09/16/2015	BCL	AUD	274	210	—
AUD/USD	09/16/2015	RBC	AUD	417	320	2
AUD/USD	09/16/2015	RBC	AUD	141	108	—
AUD/USD	09/16/2015	UBS	AUD	1,466	1,126	8
AUD/USD	09/16/2015	SCB	AUD	135	103	—
EUR/USD	09/16/2015	RBC	EUR	4,254	4,748	(53)
EUR/USD	09/16/2015	BCL	EUR	636	709	(6)
EUR/USD	09/16/2015	CCI	EUR	3,650	4,073	(58)
EUR/USD	09/16/2015	BOA	EUR	3,042	3,395	(50)
EUR/USD	09/16/2015	HSB	EUR	3,042	3,395	(56)
EUR/USD	09/16/2015	GSC	EUR	2,205	2,461	6
GBP/USD	09/16/2015	CCI	GBP	535	840	7
GBP/USD	09/16/2015	GSC	GBP	8,096	12,715	207
GBP/USD	09/16/2015	BCL	GBP	273	429	6
GBP/USD	09/16/2015	RBC	GBP	677	1,063	(2)
GBP/USD	09/16/2015	BCL	GBP	136	213	—
GBP/USD	09/16/2015	UBS	GBP	1,333	2,093	(4)
GBP/USD	09/16/2015	CCI	GBP	263	413	(1)
JPY/USD	09/16/2015	CCI	JPY	985,790	8,063	26
JPY/USD	09/16/2015	BCL	JPY	147,165	1,204	7
JPY/USD	09/16/2015	RBC	JPY	115,985	948	11
JPY/USD	09/16/2015	UBS	JPY	221,599	1,812	7
USD/AUD	09/16/2015	BCL	AUD	(416)	(319)	2
USD/AUD	09/16/2015	BOM	AUD	(2,750)	(2,113)	(8)
USD/EUR	09/16/2015	CCI	EUR	(587)	(655)	12
USD/EUR	09/16/2015	BOM	EUR	(5,398)	(6,025)	(4)
USD/GBP	09/16/2015	CCI	GBP	(333)	(523)	4
USD/GBP	09/16/2015	BOM	GBP	(3,622)	(5,687)	5
USD/JPY	09/16/2015	RBC	JPY	(48,960)	(400)	(3)
USD/JPY	09/16/2015	BOM	JPY	(517,700)	(4,234)	—
					$35,578	$84
JNL Multi-Manager Alternative Fund
BRL/USD	07/16/2015	BOA	BRL	4,346	$1,391	$18
BRL/USD	07/16/2015	CIT	BRL	1,584	507	(1)
CAD/USD	08/19/2015	SSB	CAD	850	680	3
CHF/USD	08/19/2015	SSB	CHF	2,284	2,447	(16)
CNY/USD	07/16/2015	BOA	CNY	3,687	594	4
EUR/USD	07/01/2015	GSC	EUR	14	16	—
GBP/USD	08/19/2015	SSB	GBP	2,508	3,940	69
HKD/USD	08/19/2015	SSB	HKD	5,823	751	—
INR/USD	07/16/2015	CIT	INR	211,412	3,310	34
INR/USD	07/16/2015	BCL	INR	35,775	560	5
INR/USD	07/16/2015	BCL	INR	2,247	35	—
JPY/USD	08/19/2015	SSB	JPY	109,494	895	(20)
MXN/USD	07/16/2015	BCL	MXN	5,797	368	(8)
MXN/USD	07/16/2015	BOA	MXN	9,068	576	(12)
MYR/USD	07/16/2015	BOA	MYR	2,112	559	(24)
RUB/USD	07/16/2015	BOA	RUB	87,736	1,581	(72)
RUB/USD	07/16/2015	CIT	RUB	16,380	295	4
SEK/USD	08/19/2015	SSB	SEK	4,496	543	(4)
SGD/USD	08/19/2015	SSB	SGD	1,036	769	(3)
TRY/USD	08/19/2015	SSB	TRY	3,287	1,209	(3)
USD/AUD	07/01/2015	SSB	AUD	(27)	(21)	—
USD/AUD	07/02/2015	SSB	AUD	(13)	(10)	—
USD/AUD	08/19/2015	SSB	AUD	(461)	(355)	(3)
USD/AUD	08/19/2015	SSB	AUD	(3,876)	(2,982)	152
USD/BRL	07/16/2015	BOA	BRL	(3,706)	(1,186)	36
USD/CAD	08/19/2015	SSB	CAD	(193)	(154)	4
USD/CHF	08/19/2015	SSB	CHF	(2,284)	(2,447)	66
USD/EUR	07/16/2015	CGM	EUR	(2,096)	(2,338)	18
USD/EUR	07/16/2015	CIT	EUR	(2,673)	(2,981)	21
USD/EUR	07/23/2015	CSI	EUR	(8,970)	(10,003)	86
USD/EUR	08/19/2015	SSB	EUR	(13,898)	(15,506)	277
USD/EUR	08/19/2015	SSB	EUR	(4,487)	(5,005)	(9)
USD/GBP	07/23/2015	CSI	GBP	(4,050)	(6,363)	(48)
USD/GBP	08/19/2015	SSB	GBP	(7,062)	(11,093)	53
USD/GBP	08/19/2015	SSB	GBP	(662)	(1,040)	(2)
USD/GBP	08/19/2015	JPM	GBP	(3,723)	(2,970)	136
USD/HKD	08/19/2015	SSB	HKD	(7,018)	(905)	—
USD/HKD	08/19/2015	SSB	HKD	(13,662)	(1,762)	—
USD/ILS	08/19/2015	SSB	ILS	(4,668)	(1,237)	(21)
USD/JPY	08/19/2015	SSB	JPY	(798,950)	(6,532)	182
USD/MXN	07/16/2015	BCL	MXN	(12,741)	(810)	24
USD/MXN	07/16/2015	CIT	MXN	(14,662)	(932)	27
USD/MXN	09/21/2015	CIT	MXN	(7,077)	(448)	10
USD/NOK	08/19/2015	SSB	NOK	(2,890)	(368)	2
USD/PLN	07/16/2015	CIT	PLN	(3,137)	(834)	26
USD/RUB	07/16/2015	BOA	RUB	(11,558)	(208)	22
USD/SEK	08/19/2015	SSB	SEK	(3,557)	(430)	4
USD/THB	08/19/2015	SSB	THB	(47,313)	(1,398)	2
USD/TRY	08/19/2015	SSB	TRY	(5,261)	(1,935)	(4)
USD/ZAR	08/19/2015	SSB	ZAR	(54,555)	(4,445)	107
ZAR/USD	07/07/2015	SSB	ZAR	1,150	94	—
ZAR/USD	08/19/2015	SSB	ZAR	7,182	585	(15)
					$(64,993)	$1,127
JNL/PIMCO Real Return Fund
BRL/USD	07/02/2015	DUB	BRL	105,666	$33,986	$(206)
BRL/USD	07/02/2015	MSC	BRL	3,667	1,179	19
BRL/USD	07/02/2015	DUB	BRL	4,559	1,466	16
BRL/USD	07/02/2015	BNP	BRL	9,651	3,104	34
BRL/USD	08/04/2015	BNP	BRL	69,168	21,975	(60)
EUR/USD	07/02/2015	UBS	EUR	10,522	11,731	(157)
EUR/USD	07/02/2015	BOA	EUR	1,670	1,862	3
EUR/USD	07/02/2015	BOA	EUR	10,057	11,212	(197)
EUR/USD	07/02/2015	MSC	EUR	218,863	244,000	(923)
GBP/USD	07/02/2015	JPM	GBP	47,307	74,331	(131)
INR/USD	07/24/2015	BOA	INR	1,351,753	21,131	(172)
INR/USD	08/24/2015	JPM	INR	1,076,095	16,718	155
JPY/USD	07/02/2015	BNP	JPY	1,774,855	14,502	182
MXN/USD	07/07/2015	BOA	MXN	5,957	379	(9)
MXN/USD	07/07/2015	CIT	MXN	13,417	853	(16)
MYR/USD	08/24/2015	UBS	MYR	322	85	—
NZD/USD	07/02/2015	UBS	NZD	16,518	11,193	(70)
PLN/USD	07/30/2015	JPM	PLN	11,643	3,094	(6)
USD/AUD	07/02/2015	UBS	AUD	(2,748)	(2,120)	(25)
USD/BRL	07/02/2015	DUB	BRL	(32,684)	(10,512)	426
USD/BRL	07/02/2015	BCL	BRL	(277)	(89)	1
USD/BRL	07/02/2015	BNP	BRL	(73,040)	(23,492)	62
USD/BRL	07/02/2015	BOA	BRL	(14,884)	(4,787)	51
USD/BRL	07/02/2015	CIT	BRL	(6,254)	(2,012)	10
USD/BRL	01/05/2016	CIT	BRL	(15,778)	(4,753)	(28)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/PIMCO Real Return Fund (continued)
USD/BRL	04/04/2016	JPM	BRL	(99,786)	$(29,238)	$1,722
USD/EUR	07/02/2015	MSC	EUR	(236,850)	(264,053)	(4,889)
USD/EUR	07/02/2015	UBS	EUR	(1,807)	(2,015)	17
USD/EUR	07/02/2015	JPM	EUR	(2,455)	(2,737)	51
USD/EUR	08/04/2015	MSC	EUR	(218,863)	(244,111)	914
USD/EUR	08/04/2015	DUB	EUR	(6,267)	(6,990)	33
USD/EUR	08/04/2015	UBS	EUR	(1,282)	(1,430)	(6)
USD/EUR	08/04/2015	BOA	EUR	(12,744)	(14,214)	54
USD/GBP	07/02/2015	CIT	GBP	(46,111)	(72,452)	(1,581)
USD/GBP	07/02/2015	JPM	GBP	(1,196)	(1,879)	9
USD/GBP	08/04/2015	JPM	GBP	(47,307)	(74,314)	129
USD/JPY	07/02/2015	BOA	JPY	(1,774,855)	(14,502)	(148)
USD/JPY	08/04/2015	BNP	JPY	(1,774,855)	(14,508)	(183)
USD/KRW	07/24/2015	DUB	KRW	(7,977,396)	(7,148)	218
USD/MXN	07/07/2015	BNP	MXN	(210,797)	(13,407)	187
USD/MXN	07/07/2015	JPM	MXN	(120,841)	(7,685)	210
USD/MXN	07/07/2015	CIT	MXN	(2,832)	(180)	3
USD/MXN	07/07/2015	UBS	MXN	(3,218)	(205)	6
USD/MXN	07/07/2015	CSI	MXN	(28,543)	(1,815)	50
USD/MXN	07/07/2015	DUB	MXN	(5,753)	(366)	9
USD/MXN	07/07/2015	BOA	MXN	(4,783)	(304)	—
USD/MXN	09/30/2015	CIT	MXN	(494,698)	(31,273)	20
USD/NZD	07/02/2015	BOA	NZD	(16,518)	(11,193)	592
USD/NZD	08/04/2015	UBS	NZD	(16,518)	(11,159)	71
USD/PLN	07/30/2015	CIT	PLN	(6,986)	(1,857)	(6)
					$(403,999)	$(3,559)
JNL/PIMCO Total Return Bond Fund
AUD/USD	07/02/2015	BNP	AUD	7,950	$6,134	$69
BRL/USD	07/02/2015	DUB	BRL	28,166	9,059	(55)
BRL/USD	08/04/2015	BNP	BRL	12,024	3,820	(10)
BRL/USD	10/02/2015	JPM	BRL	209,100	65,040	1,377
BRL/USD	01/03/2018	JPM	BRL	652	170	(19)
CAD/USD	07/02/2015	CIT	CAD	46,408	37,156	(319)
EUR/USD	07/02/2015	BNP	EUR	9,379	10,456	240
EUR/USD	07/02/2015	UBS	EUR	1,201	1,339	26
EUR/USD	07/02/2015	BOA	EUR	1,109	1,236	2
EUR/USD	07/02/2015	UBS	EUR	10,533	11,742	(121)
EUR/USD	07/02/2015	JPM	EUR	2,912	3,246	(33)
EUR/USD	07/02/2015	BOA	EUR	86,728	96,689	(1,297)
EUR/USD	07/02/2015	MSC	EUR	134,264	149,685	(566)
EUR/USD	08/04/2015	BOA	EUR	7,438	8,296	(39)
EUR/USD	06/13/2016	BOA	EUR	1,754	1,970	(399)
EUR/USD	06/13/2016	DUB	EUR	10,256	11,520	(2,343)
GBP/USD	07/02/2015	JPM	GBP	24,268	38,131	(67)
INR/USD	07/24/2015	BCL	INR	349,865	5,469	(44)
INR/USD	07/24/2015	JPM	INR	1,357,924	21,227	115
INR/USD	07/24/2015	BCL	INR	77,000	1,204	5
INR/USD	08/24/2015	CIT	INR	502,747	7,811	56
INR/USD	08/24/2015	JPM	INR	481,027	7,473	69
JPY/USD	07/02/2015	BNP	JPY	21,696,265	177,279	1,823
JPY/USD	07/02/2015	CIT	JPY	1,066,100	8,711	74
JPY/USD	07/02/2015	CSI	JPY	1,437,100	11,742	68
JPY/USD	07/02/2015	DUB	JPY	5,643,900	46,116	460
MXN/USD	07/07/2015	BNP	MXN	555,564	35,333	(937)
MXN/USD	07/07/2015	BCL	MXN	26,713	1,699	(41)
MXN/USD	07/07/2015	DUB	MXN	329,128	20,933	(708)
MXN/USD	07/07/2015	UBS	MXN	137,617	8,753	(356)
MXN/USD	07/07/2015	BOA	MXN	166,814	10,609	(433)
MXN/USD	07/07/2015	CIT	MXN	41,744	2,655	(74)
MXN/USD	07/07/2015	CSI	MXN	16,078	1,023	(26)
RUB/USD	07/06/2015	MSC	RUB	1,923,782	34,804	(475)
SAR/USD	08/03/2015	MSC	SAR	6,691	1,784	4
USD/AUD	07/02/2015	JPM	AUD	(7,366)	(5,683)	(65)
USD/BRL	07/02/2015	DUB	BRL	(16,142)	(5,192)	758
USD/BRL	07/02/2015	BNP	BRL	(12,024)	(3,867)	6
USD/BRL	10/02/2015	UBS	BRL	(269,500)	(83,827)	19,299
USD/BRL	10/02/2015	BNP	BRL	(11,000)	(3,421)	964
USD/BRL	10/02/2015	CIT	BRL	(14,500)	(4,510)	614
USD/BRL	10/02/2015	BCL	BRL	(21,500)	(6,688)	923
USD/BRL	10/02/2015	CSI	BRL	(89,700)	(27,901)	(1,687)
USD/BRL	10/02/2015	DUB	BRL	(142,600)	(44,355)	(2,556)
USD/BRL	01/05/2016	DUB	BRL	(10,375)	(3,126)	474
USD/BRL	01/05/2016	JPM	BRL	(21,800)	(6,568)	(130)
USD/BRL	04/04/2016	MSC	BRL	(524,400)	(153,650)	(8,467)
USD/BRL	04/04/2016	CSI	BRL	(126,200)	(36,977)	(1,872)
USD/BRL	01/03/2018	BNP	BRL	(652)	(170)	20
USD/CAD	07/02/2015	CIT	CAD	(46,408)	(37,156)	156
USD/CAD	08/04/2015	CIT	CAD	(32,028)	(25,631)	311
USD/EUR	07/02/2015	UBS	EUR	(199,310)	(222,201)	(4,806)
USD/EUR	07/02/2015	JPM	EUR	(12,176)	(13,574)	(32)
USD/EUR	07/02/2015	UBS	EUR	(7,597)	(8,469)	142
USD/EUR	07/02/2015	BNP	EUR	(17,243)	(19,223)	54
USD/EUR	07/02/2015	JPM	EUR	(9,800)	(10,926)	203
USD/EUR	08/04/2015	JPM	EUR	(40,389)	(45,048)	197
USD/EUR	08/04/2015	MSC	EUR	(134,264)	(149,753)	561
USD/EUR	08/04/2015	DUB	EUR	(7,565)	(8,438)	40
USD/EUR	08/04/2015	BOA	EUR	(14,171)	(15,806)	60
USD/EUR	08/07/2015	DUB	EUR	(8,500)	(9,481)	1,904
USD/EUR	08/07/2015	BOA	EUR	(8,800)	(9,816)	1,953
USD/EUR	06/13/2016	BOA	EUR	(44,424)	(49,899)	10,859
USD/EUR	06/13/2016	DUB	EUR	(15,830)	(17,781)	3,894
USD/EUR	06/27/2016	BCL	EUR	(11,124)	(12,500)	2,796
USD/EUR	06/27/2016	BOA	EUR	(10,052)	(11,295)	2,545
USD/GBP	07/02/2015	CIT	GBP	(24,268)	(38,131)	(832)
USD/GBP	08/04/2015	JPM	GBP	(24,268)	(38,122)	66
USD/ILS	08/12/2015	CIT	ILS	(336,976)	(89,302)	(2,161)
USD/JPY	07/02/2015	BOA	JPY	(23,962,365)	(195,795)	(1,998)
USD/JPY	07/02/2015	BNP	JPY	(5,881,000)	(48,053)	(126)
USD/JPY	08/04/2015	BNP	JPY	(13,499,865)	(110,352)	(1,213)
USD/JPY	08/04/2015	BOA	JPY	(5,075,600)	(41,490)	(399)
USD/JPY	08/07/2015	CSI	JPY	(1,412,512)	(11,547)	2,353
USD/JPY	08/07/2015	BOA	JPY	(507,406)	(4,148)	852
USD/KRW	09/11/2015	JPM	KRW	(14,944,934)	(13,376)	42
USD/MXN	07/07/2015	BCL	MXN	(83,208)	(5,292)	100
USD/MXN	07/07/2015	UBS	MXN	(302,524)	(19,240)	519
USD/MXN	07/07/2015	DUB	MXN	(193,186)	(12,288)	416
USD/MXN	07/07/2015	CIT	MXN	(246,014)	(15,646)	150
USD/MXN	07/07/2015	MSC	MXN	(5,480)	(349)	13
USD/MXN	07/07/2015	BOA	MXN	(164,506)	(10,463)	206
USD/MXN	07/07/2015	CSI	MXN	(76,783)	(4,883)	113
USD/MXN	07/07/2015	BNP	MXN	(39,163)	(2,491)	64
USD/MXN	09/30/2015	DUB	MXN	(95,353)	(6,028)	69
USD/MXN	09/30/2015	CIT	MXN	(665,969)	(42,100)	27
USD/MXN	09/30/2015	UBS	MXN	(46,620)	(2,947)	40
USD/RUB	07/06/2015	BCL	RUB	(157,300)	(2,846)	(27)
USD/RUB	07/06/2015	MSC	RUB	(278,111)	(5,031)	(29)
USD/RUB	07/06/2015	CIT	RUB	(218,476)	(3,952)	(71)
USD/RUB	07/06/2015	BOA	RUB	(388,622)	(7,031)	(172)
USD/RUB	07/06/2015	DUB	RUB	(526,115)	(9,518)	(296)
USD/RUB	07/06/2015	CSI	RUB	(88,755)	(1,605)	(33)
USD/RUB	07/06/2015	JPM	RUB	(266,402)	(4,820)	(129)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/PIMCO Total Return Bond Fund (continued)
USD/RUB	08/14/2015	CSI	RUB	(609,134)	$(10,857)	$150
USD/RUB	08/14/2015	MSC	RUB	(1,923,782)	(34,289)	496
USD/SAR	08/03/2015	MSC	SAR	(6,691)	(1,784)	(4)
					$(986,394)	$23,330
JNL/S&P International 5 Fund
AUD/USD	07/01/2015	UBS	AUD	135	$105	$—
CAD/USD	07/06/2015	HSB	CAD	43	34	—
JPY/USD	07/01/2015	UBS	JPY	12,150	99	1
					$238	$1
JNL/Scout Unconstrained Bond Fund
AUD/USD	10/08/2015	JPM	AUD	27,000	$20,720	$482
BRL/USD	09/11/2015	JPM	BRL	57,500	18,017	445
CAD/USD	08/31/2015	JPM	CAD	17,550	14,040	1
EUR/USD	09/08/2015	JPM	EUR	9,400	10,490	(40)
MXN/USD	09/02/2015	JPM	MXN	106,300	6,733	(293)
MXN/USD	12/09/2015	JPM	MXN	221,500	13,929	(11)
USD/AUD	10/08/2015	JPM	AUD	(27,000)	(20,720)	627
USD/BRL	09/11/2015	JPM	BRL	(57,500)	(18,017)	249
USD/CAD	08/31/2015	JPM	CAD	(17,550)	(14,040)	392
USD/EUR	09/08/2015	JPM	EUR	(9,400)	(10,490)	(10)
USD/MXN	09/02/2015	JPM	MXN	(106,300)	(6,733)	198
					$13,929	$2,040
JNL/T.Rowe Price Short-Term Bond Fund
MXN/USD	08/06/2015	SSB	MXN	9,018	$572	$(11)
USD/MXN	08/06/2015	BCL	MXN	(318,096)	(20,185)	192
					$(19,613)	$181
JNL/Westchester Capital Event Driven Fund
AUD/USD	07/22/2015	JPM	AUD	1,238	$954	$2
EUR/USD	07/10/2015	JPM	EUR	1,430	1,594	37
GBP/USD	07/15/2015	JPM	GBP	39	62	2
USD/AUD	07/22/2015	JPM	AUD	(1,238)	(954)	26
USD/AUD	10/21/2015	JPM	AUD	(4)	(3)	—
USD/AUD	10/21/2015	JPM	AUD	(726)	(557)	11
USD/EUR	07/08/2015	JPM	EUR	(504)	(561)	3
USD/EUR	07/08/2015	JPM	EUR	(26)	(29)	—
USD/EUR	07/10/2015	JPM	EUR	(542)	(603)	4
USD/EUR	07/10/2015	JPM	EUR	(1,105)	(1,232)	(2)
USD/EUR	08/17/2015	JPM	EUR	(2,132)	(2,378)	(5)
USD/GBP	07/15/2015	JPM	GBP	(39)	(62)	(2)
USD/GBP	10/22/2015	JPM	GBP	(626)	(982)	(13)
USD/GBP	12/04/2015	JPM	GBP	(192)	(305)	(5)
USD/GBP	03/23/2016	JPM	GBP	(543)	(852)	(17)
USD/GBP	03/23/2016	JPM	GBP	(54)	(84)	—
USD/GBP	04/21/2016	JPM	GBP	(414)	(650)	(14)
USD/GBP	04/21/2016	JPM	GBP	(108)	(169)	1
					$(6,811)	$28

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
DUB	6-Month Poland Warsaw Interbank Offered Rate	Paying	2.06%	03/17/2020	PLN	10,806	$—	$(51)
DUB	6-Month Poland Warsaw Interbank Offered Rate	Paying	2.05%	03/19/2020	PLN	3,602	—	(18)
							$—	$(69)
JNL/Franklin Templeton Global Multisector Bond Fund
JPM	3-Month LIBOR	Receiving	3.02%	08/22/2023		67,670	$—	$(4,465)
JPM	3-Month LIBOR	Receiving	3.85%	08/22/2043		38,670	—	(7,601)
							$—	$(12,066)
JNL/Goldman Sachs Core Plus Bond Fund
CIT	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	3.92%	11/19/2018	MYR	3,800	$—	$(5)
CIT	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	4.45%	11/15/2023	MYR	2,400	—	(9)
DUB	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	3.88%	11/14/2018	MYR	3,430	—	(4)
DUB	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	4.49%	08/14/2023	MYR	860	—	(4)
JPM	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	3.97%	12/11/2018	MYR	3,110	—	(6)
JPM	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	4.33%	09/26/2023	MYR	1,500	—	(2)
MSC	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	3.93%	11/20/2018	MYR	4,490	—	(7)
CIT	Brazil Interbank Deposit Rate	Paying	10.73%	01/04/2021	BRL	2,860	—	(51)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.45%	08/08/2023	KRW	5,431,490	—	(474)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.49%	08/16/2023	KRW	610,090	—	(55)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	12/23/2023	KRW	1,925,780	—	(171)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	01/07/2024	KRW	336,440	—	(31)
DUB	Korean Won 3-Month Certificate of Deposit	Paying	2.25%	10/15/2017	KRW	9,863,860	—	114
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.56%	08/19/2023	KRW	768,920	—	(73)
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.18%	10/29/2017	KRW	4,841,110	—	47
MSC	Korean Won 3-Month Certificate of Deposit	Receiving	3.49%	08/16/2023	KRW	596,300	—	(53)
							$—	$(784)
JNL/Goldman Sachs Emerging Markets Debt Fund
CIT	3-Month South African Johannesburg Interbank Rate	Paying	6.62%	05/30/2020	ZAR	31,000	$—	$(112)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.11%	06/07/2018	ZAR	28,175	—	(7)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.10%	06/07/2018	ZAR	45,200	—	(12)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	6.58%	11/02/2019	ZAR	70,980	—	(215)
JPM	3-Month South African Johannesburg Interbank Rate	Paying	7.32%	02/24/2019	ZAR	90,000	—	(20)
BOA	Bloomberg Thailand 6-Month Reference Rate	Paying	1.78%	04/07/2017	THB	91,880	—	10
CIT	Bloomberg Thailand 6-Month Reference Rate	Paying	1.91%	11/17/2016	THB	58,750	—	12
CIT	Bloomberg Thailand 6-Month Reference Rate	Paying	1.80%	11/26/2016	THB	121,560	—	19
CIT	Bloomberg Thailand 6-Month Reference Rate	Paying	1.89%	12/15/2016	THB	181,440	—	33
DUB	Bloomberg Thailand 6-Month Reference Rate	Paying	1.87%	11/19/2016	THB	142,490	—	26
DUB	Bloomberg Thailand 6-Month Reference Rate	Paying	1.87%	01/08/2017	THB	256,040	—	42
DUB	Bloomberg Thailand 6-Month Reference Rate	Paying	1.99%	01/26/2017	THB	143,350	—	33
DUB	Bloomberg Thailand 6-Month Reference Rate	Paying	1.92%	03/10/2017	THB	269,370	—	46
JPM	Bloomberg Thailand 6-Month Reference Rate	Paying	1.81%	11/24/2016	THB	38,360	—	6
JPM	Bloomberg Thailand 6-Month Reference Rate	Paying	1.89%	12/22/2016	THB	196,950	—	35
MSC	Bloomberg Thailand 6-Month Reference Rate	Paying	1.82%	11/28/2016	THB	82,480	—	14
CGM	Brazil Interbank Deposit Rate	Paying	11.50%	01/02/2017	BRL	9,210	—	(88)
CIT	Brazil Interbank Deposit Rate	Receiving	12.64%	01/04/2016	BRL	28,520	—	(67)
CIT	Brazil Interbank Deposit Rate	Paying	13.76%	01/04/2016	BRL	34,120	—	(19)
CIT	Brazil Interbank Deposit Rate	Paying	13.78%	01/04/2016	BRL	34,120	—	(18)
CIT	Brazil Interbank Deposit Rate	Paying	12.52%	01/02/2019	BRL	5,620	—	(11)
CSI	Brazil Interbank Deposit Rate	Paying	12.58%	01/02/2017	BRL	12,970	—	(56)
CSI	Brazil Interbank Deposit Rate	Paying	11.12%	01/02/2018	BRL	6,120	—	(79)
CSI	Brazil Interbank Deposit Rate	Paying	12.44%	01/04/2021	BRL	13,100	—	—
DUB	Brazil Interbank Deposit Rate	Paying	11.23%	01/04/2016	BRL	4,540	—	(26)
DUB	Brazil Interbank Deposit Rate	Receiving	13.16%	01/04/2016	BRL	57,870	—	76
DUB	Brazil Interbank Deposit Rate	Paying	8.28%	01/04/2016	BRL	19,340	—	(407)
DUB	Brazil Interbank Deposit Rate	Paying	10.37%	01/04/2016	BRL	16,960	—	(135)
DUB	Brazil Interbank Deposit Rate	Paying	13.87%	01/04/2016	BRL	58,580	—	(25)
DUB	Brazil Interbank Deposit Rate	Receiving	12.00%	01/04/2016	BRL	25,150	—	87
DUB	Brazil Interbank Deposit Rate	Paying	10.35%	01/04/2016	BRL	5,430	—	(44)
DUB	Brazil Interbank Deposit Rate	Paying	13.95%	01/02/2017	BRL	22,390	—	5
DUB	Brazil Interbank Deposit Rate	Paying	12.84%	01/02/2017	BRL	23,020	—	(80)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
DUB	Brazil Interbank Deposit Rate	Paying	11.15%	01/02/2018	BRL	5,510	$—	$(69)
DUB	Brazil Interbank Deposit Rate	Paying	12.37%	01/02/2018	BRL	13,240	—	(60)
DUB	Brazil Interbank Deposit Rate	Paying	12.90%	01/04/2021	BRL	3,870	—	16
DUB	Brazil Interbank Deposit Rate	Paying	12.31%	01/04/2021	BRL	3,190	—	(4)
DUB	Brazil Interbank Deposit Rate	Paying	12.09%	01/04/2021	BRL	10,500	—	(35)
DUB	Brazil Interbank Deposit Rate	Receiving	12.34%	01/02/2025	BRL	6,810	—	(1)
JPM	Brazil Interbank Deposit Rate	Receiving	12.29%	01/02/2017	BRL	13,430	—	82
MSC	Brazil Interbank Deposit Rate	Paying	13.84%	01/04/2016	BRL	49,980	—	(22)
MSC	Brazil Interbank Deposit Rate	Receiving	11.41%	01/04/2021	BRL	5,650	—	57
BOA	Chilean Interbank Rate	Receiving	4.03%	07/31/2019	CLP	1,142,730	—	(22)
BOA	Chilean Interbank Rate	Receiving	5.36%	06/07/2023	CLP	563,340	—	(58)
CIT	Chilean Interbank Rate	Receiving	5.01%	09/30/2018	CLP	773,210	—	(58)
CIT	Chilean Interbank Rate	Receiving	4.65%	03/13/2019	CLP	472,440	—	(27)
CIT	Chilean Interbank Rate	Receiving	4.32%	09/16/2020	CLP	448,840	—	(9)
CIT	Chilean Interbank Rate	Receiving	4.18%	09/16/2020	CLP	1,246,800	—	(12)
CSI	Chilean Interbank Rate	Receiving	3.86%	03/28/2016	CLP	1,844,100	—	(24)
CSI	Chilean Interbank Rate	Receiving	3.85%	03/31/2016	CLP	1,495,400	—	(19)
CSI	Chilean Interbank Rate	Receiving	3.64%	07/28/2017	CLP	437,060	—	(5)
CSI	Chilean Interbank Rate	Receiving	4.66%	03/13/2019	CLP	240,470	—	(14)
CSI	Chilean Interbank Rate	Receiving	4.54%	03/26/2019	CLP	139,000	—	(7)
CSI	Chilean Interbank Rate	Receiving	4.34%	09/16/2020	CLP	241,470	—	(5)
DUB	Chilean Interbank Rate	Receiving	4.00%	07/28/2019	CLP	538,830	—	(7)
MSC	Chilean Interbank Rate	Receiving	4.64%	03/12/2019	CLP	442,780	—	(25)
MSC	Chilean Interbank Rate	Receiving	4.35%	04/15/2019	CLP	394,200	—	(15)
BOA	Colombian Interbank Rate	Receiving	4.85%	12/04/2019	COP	526,020	—	2
CIT	Colombian Interbank Rate	Receiving	5.92%	04/16/2024	COP	1,425,330	—	2
CSI	Colombian Interbank Rate	Receiving	5.11%	04/15/2019	COP	6,436,410	—	(19)
CSI	Colombian Interbank Rate	Receiving	5.35%	06/18/2019	COP	2,630,330	—	(14)
CSI	Colombian Interbank Rate	Receiving	4.90%	12/04/2019	COP	512,770	—	1
CSI	Colombian Interbank Rate	Receiving	6.06%	05/02/2024	COP	980,390	—	(2)
DUB	Colombian Interbank Rate	Receiving	5.32%	06/17/2019	COP	1,798,820	—	(10)
JPM	Colombian Interbank Rate	Receiving	5.19%	04/22/2019	COP	3,198,610	—	(12)
JPM	Colombian Interbank Rate	Receiving	4.88%	12/04/2019	COP	811,500	—	3
BOA	Indian Rupee MIBOR	Receiving	7.37%	05/28/2016	INR	989,695	—	21
DUB	Indian Rupee MIBOR	Receiving	7.66%	03/03/2016	INR	1,173,210	—	41
JPM	Indian Rupee MIBOR	Receiving	7.35%	06/01/2016	INR	1,285,400	—	30
BOA	Korean Won 3-Month Certificate of Deposit	Receiving	3.12%	08/10/2022	KRW	17,782,490	—	(583)
CIT	Korean Won 3-Month Certificate of Deposit	Paying	2.88%	03/07/2017	KRW	10,270,520	—	189
CIT	Korean Won 3-Month Certificate of Deposit	Paying	2.24%	10/14/2017	KRW	1,609,170	—	18
CIT	Korean Won 3-Month Certificate of Deposit	Paying	2.17%	10/28/2017	KRW	5,210,010	—	51
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.21%	09/14/2022	KRW	10,012,000	—	(361)
DUB	Korean Won 3-Month Certificate of Deposit	Paying	3.27%	04/30/2024	KRW	10,900,000	—	858
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.45%	01/15/2024	KRW	1,694,090	—	(153)
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.45%	10/13/2017	KRW	7,880,280	—	90
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.25%	10/13/2017	KRW	1,350,900	—	16
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.25%	10/14/2017	KRW	1,475,970	—	17
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.25%	10/14/2017	KRW	1,475,970	—	17
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.17%	10/28/2017	KRW	1,981,600	—	19
DUB	Mexican Interbank Rate	Paying	8.70%	06/11/2027	MXN	75,500	—	112
JPM	Mexican Interbank Rate	Receiving	5.18%	10/02/2017	MXN	40,000	—	(52)
JPM	Mexican Interbank Rate	Receiving	6.15%	05/28/2024	MXN	15,700	—	5
							$—	$(1,034)
JNL Multi-Manager Alternative Fund
BOA	Brazil Interbank Deposit Rate	Paying	12.49%	01/04/2021	BRL	12,970	$—	$7
JNL/PIMCO Real Return Fund
BNP	Brazil Interbank Deposit Rate	Paying	13.03%	01/02/2018	BRL	64,400	$39	$(44)
BNP	Brazil Interbank Deposit Rate	Paying	13.03%	01/02/2018	BRL	37,100	(39)	36
BOA	Brazil Interbank Deposit Rate	Paying	13.03%	01/02/2018	BRL	10,200	(14)	14
CSI	Brazil Interbank Deposit Rate	Paying	13.03%	01/02/2018	BRL	5,000	(6)	5

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Real Return Fund (continued)
CSI	Brazil Interbank Deposit Rate	Paying	13.03%	01/02/2018	BRL	104,700	$(32)	$24
DUB	Brazil Interbank Deposit Rate	Paying	13.03%	01/02/2018	BRL	13,600	(13)	12
UBS	Brazil Interbank Deposit Rate	Paying	12.36%	01/02/2018	BRL	31,300	(87)	(44)
CIT	France CPI Excluding Tobacco	Paying	1.68%	06/15/2025	EUR	4,700	—	49
BNP	U.K. Retail Price Index	Paying	3.40%	06/15/2030	GBP	2,900	14	6
BOA	U.K. Retail Price Index	Paying	3.43%	06/15/2030	GBP	1,800	1	27
BOA	U.K. Retail Price Index	Paying	3.50%	10/15/2044	GBP	1,100	5	34
BOA	U.K. Retail Price Index	Paying	3.50%	10/15/2044	GBP	1,000	(20)	55
BOA	U.K. Retail Price Index	Paying	3.55%	12/11/2044	GBP	1,600	1	96
BOA	U.K. Retail Price Index	Paying	3.33%	01/12/2045	GBP	1,600	(1)	(154)
BOA	U.K. Retail Price Index	Paying	3.28%	01/12/2045	GBP	400	5	(43)
CIT	U.K. Retail Price Index	Paying	3.19%	04/15/2030	GBP	2,700	—	(101)
CIT	U.K. Retail Price Index	Paying	3.43%	06/15/2030	GBP	2,500	2	36
CIT	U.K. Retail Price Index	Paying	3.50%	10/15/2044	GBP	400	(14)	28
CIT	U.K. Retail Price Index	Paying	3.50%	10/15/2044	GBP	500	(16)	33
CIT	U.K. Retail Price Index	Paying	3.50%	10/15/2044	GBP	400	(14)	28
CSI	U.K. Retail Price Index	Paying	3.35%	05/15/2030	GBP	500	—	1
CSI	U.K. Retail Price Index	Paying	3.40%	06/15/2030	GBP	2,700	(2)	21
CSI	U.K. Retail Price Index	Paying	3.53%	09/23/2044	GBP	1,000	(5)	59
CSI	U.K. Retail Price Index	Paying	3.53%	09/23/2044	GBP	1,100	(10)	69
CSI	U.K. Retail Price Index	Paying	3.50%	10/15/2044	GBP	2,100	33	40
CSI	U.K. Retail Price Index	Paying	3.50%	10/15/2044	GBP	600	(20)	41
CSI	U.K. Retail Price Index	Paying	3.50%	10/15/2044	GBP	700	(23)	47
CSI	U.K. Retail Price Index	Paying	3.55%	11/15/2044	GBP	400	2	24
CSI	U.K. Retail Price Index	Paying	3.55%	11/15/2044	GBP	400	(1)	26
CSI	U.K. Retail Price Index	Paying	3.53%	12/15/2044	GBP	1,500	12	58
CSI	U.K. Retail Price Index	Paying	3.45%	12/15/2044	GBP	1,200	(4)	(4)
DUB	U.K. Retail Price Index	Paying	3.35%	05/15/2030	GBP	4,400	—	1
JPM	U.K. Retail Price Index	Paying	3.40%	06/15/2030	GBP	5,600	(3)	42
JPM	U.K. Retail Price Index	Paying	3.53%	09/23/2044	GBP	2,500	4	131
MSS	U.K. Retail Price Index	Paying	3.50%	10/15/2044	GBP	1,000	8	27
MSS	U.K. Retail Price Index	Paying	3.50%	10/15/2044	GBP	700	(19)	44
UBS	U.K. Retail Price Index	Paying	3.32%	05/15/2030	GBP	5,000	—	(40)
BBP	US CPURNSA	Receiving	1.91%	04/17/2017		15,400	—	(466)
BBP	US CPURNSA	Receiving	2.18%	08/21/2017		22,600	—	(708)
BBP	US CPURNSA	Receiving	2.18%	08/21/2017		20,600	(13)	(631)
BNP	US CPURNSA	Receiving	1.83%	11/29/2016		400	—	(9)
BNP	US CPURNSA	Receiving	2.25%	07/15/2017		10,200	11	(547)
BNP	US CPURNSA	Receiving	2.25%	07/15/2017		5,800	13	(318)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		6,200	38	(571)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		7,300	130	(756)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		7,300	104	(731)
CIT	US CPURNSA	Receiving	2.25%	07/15/2017		16,600	4	(876)
DUB	US CPURNSA	Receiving	1.94%	10/07/2016		22,000	—	(600)
DUB	US CPURNSA	Receiving	1.83%	11/29/2016		2,000	(2)	(46)
DUB	US CPURNSA	Receiving	1.83%	11/29/2016		3,800	(1)	(89)
DUB	US CPURNSA	Receiving	1.83%	11/29/2016		6,100	—	(143)
DUB	US CPURNSA	Receiving	1.85%	11/29/2016		23,700	—	(572)
DUB	US CPURNSA	Receiving	1.93%	02/10/2017		30,900	—	(729)
DUB	US CPURNSA	Receiving	2.32%	11/16/2017		12,300	—	(670)
DUB	US CPURNSA	Receiving	2.50%	07/15/2022		5,700	129	(619)
DUB	US CPURNSA	Receiving	2.56%	05/08/2023		11,800	—	(1,015)
MSC	US CPURNSA	Paying	2.06%	05/12/2025		23,000	—	(145)
							$196	$(9,557)
JNL/PIMCO Total Return Bond Fund
CSI	Mexican Interbank Rate	Paying	6.34%	11/12/2019	MXN	15,100	$—	$2

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

Schedule of Interest Rate Swap Agreements

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
N/A	3-Month LIBOR	Receiving	1.03%	03/11/2017		87,580	$(379)
N/A	3-Month LIBOR	Paying	1.08%	04/07/2017		174,480	(861)
N/A	3-Month LIBOR	Paying	1.88%	03/11/2020		35,630	281
N/A	3-Month LIBOR	Paying	2.22%	04/07/2025		37,830	(732)
N/A	3-Month LIBOR	Paying	3.12%	06/05/2025		36,590	(157)
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	3.48%	02/05/2020	NZD	5,209	13
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	3.60%	02/09/2020	NZD	10,458	67
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	3.60%	02/09/2020	NZD	8,920	54
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	2.89%	06/12/2020	AUD	4,258	22
							$(1,692)
JNL/Franklin Templeton Global Multisector Bond Fund
N/A	3-Month LIBOR	Receiving	0.93%	10/17/2017		104,370	$195
N/A	3-Month LIBOR	Receiving	2.79%	03/31/2024		6,980	(253)
N/A	3-Month LIBOR	Receiving	2.73%	07/07/2024		73,570	(2,282)
N/A	3-Month LIBOR	Receiving	1.91%	01/22/2025		36,540	1,581
N/A	3-Month LIBOR	Paying	1.97%	01/23/2025		45,670	1,756
N/A	3-Month LIBOR	Receiving	1.97%	01/27/2025		26,950	1,031
N/A	3-Month LIBOR	Receiving	1.94%	01/29/2025		6,740	279
N/A	3-Month LIBOR	Receiving	1.94%	01/30/2025		5,710	235
N/A	3-Month LIBOR	Receiving	1.82%	02/03/2025		8,990	470
N/A	3-Month LIBOR	Receiving	1.98%	03/27/2025		5,750	227
N/A	3-Month LIBOR	Receiving	1.99%	03/27/2025		5,750	224
N/A	3-Month LIBOR	Receiving	2.45%	07/02/2025		28,720	14
N/A	3-Month LIBOR	Receiving	3.49%	03/31/2044		3,320	(376)
							$3,101
JNL/Goldman Sachs Core Plus Bond Fund
N/A	3-Month Canada Bankers Acceptance	Paying	1.00%	04/21/2017	CAD	88,875	$182
N/A	3-Month Canada Bankers Acceptance	Paying	2.75%	09/16/2025	CAD	2,600	25
N/A	3-Month LIBOR	Paying	2.18%	05/05/2020		29,390	(132)
N/A	3-Month LIBOR	Receiving	2.25%	09/16/2020		6,000	(5)
N/A	3-Month LIBOR	Paying	2.92%	06/24/2021		48,700	42
N/A	3-Month LIBOR	Receiving	2.50%	09/16/2022		14,200	(330)
N/A	3-Month LIBOR	Receiving	2.75%	09/16/2025		40,530	135
N/A	3-Month LIBOR	Paying	3.00%	12/16/2025		59,110	309
N/A	3-Month LIBOR	Receiving	2.61%	05/05/2027		9,570	294
N/A	3-Month LIBOR	Receiving	3.22%	06/24/2029		12,500	(14)
N/A	3-Month LIBOR	Receiving	3.00%	09/16/2030		4,600	18
N/A	3-Month LIBOR	Receiving	3.00%	09/16/2045		1,100	17
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Receiving	4.25%	09/16/2025	NZD	1,860	(22)
N/A	6-Month Australian Bank Bill Short Term Rate	Receiving	3.50%	09/16/2025	AUD	1,320	(5)
N/A	6-Month Euribor	Paying	0.60%	05/11/2020	EUR	4,880	(17)
N/A	6-Month Euribor	Paying	0.55%	05/22/2020	EUR	2,980	3
N/A	6-Month Euribor	Paying	0.50%	09/16/2020	EUR	7,400	4
N/A	6-Month Euribor	Receiving	0.75%	09/16/2022	EUR	5,230	53
N/A	6-Month Euribor	Paying	1.10%	05/15/2024	EUR	14,810	(20)
N/A	6-Month Euribor	Receiving	0.80%	05/15/2024	EUR	6,610	126
N/A	6-Month Euribor	Receiving	1.00%	05/15/2024	EUR	14,230	3
N/A	6-Month Euribor	Paying	1.15%	02/27/2025	EUR	18,360	(725)
N/A	6-Month Euribor	Paying	1.57%	05/11/2025	EUR	40,480	(557)
N/A	6-Month Euribor	Paying	1.85%	06/08/2025	EUR	23,780	82
N/A	6-Month Euribor	Receiving	1.25%	09/16/2025	EUR	5,020	78
N/A	6-Month Euribor	Paying	2.00%	09/16/2025	EUR	18,020	18
N/A	6-Month Euribor	Paying	1.50%	12/16/2025	EUR	61,110	(253)
N/A	6-Month Euribor	Receiving	1.35%	02/27/2030	EUR	17,810	1,453
N/A	6-Month Euribor	Receiving	2.10%	06/08/2030	EUR	12,340	(22)
N/A	6-Month Euribor	Receiving	1.50%	09/16/2030	EUR	10,320	393
N/A	6-Month Euribor	Receiving	1.40%	02/27/2035	EUR	5,320	(579)
N/A	6-Month Euribor	Receiving	1.70%	05/11/2035	EUR	15,290	689
N/A	6-Month Norway Interbank Offered Rate	Paying	1.00%	05/11/2017	NOK	148,800	(60)
N/A	6-Month Norway Interbank Offered Rate	Paying	1.00%	07/01/2017	NOK	81,420	8

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

Schedule of Interest Rate Swap Agreements

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
N/A	British Bankers’ Association Yen LIBOR	Receiving	0.75%	09/16/2025	JPY	583,960	$(33)
N/A	British Bankers’ Association Yen LIBOR	Paying	1.00%	12/16/2025	JPY	2,045,340	3
N/A	British Bankers’ Association Yen LIBOR	Paying	1.50%	09/16/2045	JPY	928,970	121
N/A	London-Interbank Offered Rate	Receiving	2.75%	09/16/2025	GBP	13,440	(39)
N/A	London-Interbank Offered Rate	Paying	2.25%	09/16/2025	GBP	5,610	47
N/A	London-Interbank Offered Rate	Receiving	2.75%	12/16/2025	GBP	5,720	(26)
N/A	London-Interbank Offered Rate	Receiving	2.75%	09/16/2045	GBP	6,100	(293)
N/A	Stockholm Interbank Offered Rate	Receiving	0.75%	09/16/2020	SEK	239,790	(11)
N/A	Stockholm Interbank Offered Rate	Paying	1.75%	09/16/2025	SEK	5,120	(6)
N/A	Stockholm Interbank Offered Rate	Paying	1.50%	12/16/2025	SEK	208,590	(368)
							$586
JNL/Goldman Sachs Emerging Markets Debt Fund
N/A	3-Month LIBOR	Receiving	2.50%	09/16/2022		2,960	$(17)
N/A	3-Month South African Johannesburg Interbank Rate	Paying	7.64%	06/13/2019	ZAR	38,210	22
N/A	3-Month South African Johannesburg Interbank Rate	Paying	7.28%	09/05/2019	ZAR	11,760	(9)
N/A	3-Month South African Johannesburg Interbank Rate	Receiving	7.89%	12/18/2024	ZAR	13,610	28
N/A	Mexican Interbank Rate	Receiving	3.73%	07/24/2015	MXN	286,300	(1)
N/A	Mexican Interbank Rate	Receiving	3.57%	08/27/2015	MXN	289,120	(8)
N/A	Mexican Interbank Rate	Paying	3.51%	09/11/2015	MXN	240,120	6
N/A	Mexican Interbank Rate	Paying	5.50%	09/08/2022	MXN	76,860	62
N/A	Mexican Interbank Rate	Receiving	5.96%	11/20/2024	MXN	22,850	38
N/A	Mexican Interbank Rate	Receiving	5.66%	01/24/2025	MXN	27,480	92
N/A	Mexican Interbank Rate	Paying	8.01%	06/29/2027	MXN	325,250	100
							$313
JNL Multi-Manager Alternative Fund
N/A	3-Month LIBOR	Receiving	2.39%	02/15/2041		411	$21
JNL/PIMCO Real Return Fund
N/A	3-Month LIBOR	Paying	1.30%	05/06/2017		106,000	$(151)
N/A	3-Month LIBOR	Receiving	1.50%	12/16/2017		213,500	(332)
N/A	3-Month LIBOR	Paying	2.00%	12/16/2020		3,700	8
N/A	3-Month LIBOR	Receiving	2.50%	12/16/2025		160,800	(784)
N/A	3-Month LIBOR	Paying	2.75%	12/16/2045		4,300	26
N/A	3-Month LIBOR	Receiving	2.75%	12/16/2045		59,500	(697)
N/A	6-Month Euribor	Receiving	0.55%	01/17/2016	EUR	160,800	(636)
N/A	6-Month Euribor	Paying	0.75%	09/16/2025	EUR	48,500	3,085
N/A	London-Interbank Offered Rate	Paying	1.25%	06/17/2017	GBP	137,400	455
N/A	London-Interbank Offered Rate	Paying	2.00%	09/16/2025	GBP	12,100	914
N/A	London-Interbank Offered Rate	Paying	2.00%	09/16/2045	GBP	18,360	1,788
N/A	Mexican Interbank Rate	Paying	4.04%	02/03/2017	MXN	781,400	(232)
N/A	Mexican Interbank Rate	Paying	5.68%	11/09/2021	MXN	121,100	(221)
N/A	Mexican Interbank Rate	Paying	5.56%	11/11/2021	MXN	9,000	(21)
N/A	Mexican Interbank Rate	Receiving	5.75%	12/06/2021	MXN	58,600	26
N/A	Mexican Interbank Rate	Paying	6.71%	09/20/2029	MXN	135,600	(301)
							$2,927
JNL/PIMCO Total Return Bond Fund
N/A	3-Month LIBOR	Receiving	1.78%	12/02/2019		258,900	$107
N/A	3-Month LIBOR	Paying	1.78%	12/02/2019		258,900	525
N/A	3-Month LIBOR	Receiving	2.00%	12/16/2019		328,800	(789)
N/A	3-Month LIBOR	Recieving	2.00%	12/16/2020		62,200	(249)
N/A	3-Month LIBOR	Receiving	2.25%	12/16/2022		221,100	(853)
N/A	3-Month LIBOR	Receiving	2.50%	12/16/2025		54,800	(197)
N/A	3-Month LIBOR	Paying	2.50%	12/16/2025		26,300	(104)
N/A	3-Month LIBOR	Receiving	2.75%	06/19/2043		83,900	9,257
N/A	3-Month LIBOR	Receiving	2.75%	12/16/2045		100	1
N/A	3-Month LIBOR	Receiving	2.75%	12/16/2045		309,400	(2,067)
N/A	6-Month Euribor	Paying	0.75%	09/16/2025	EUR	10,400	2
N/A	Federal Funds Effective Rate	Receiving	0.50%	06/17/2016		92,200	(59)
N/A	London-Interbank Offered Rate	Paying	1.50%	09/16/2017	GBP	114,200	357
N/A	London-Interbank Offered Rate	Receiving	1.88%	10/05/2017	GBP	34,700	(677)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

Schedule of Interest Rate Swap Agreements

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
N/A	London-Interbank Offered Rate	Paying	1.50%	12/16/2017	GBP	105,300	$514
N/A	London-Interbank Offered Rate	Receiving	1.50%	03/16/2018	GBP	44,200	28
N/A	Mexican Interbank Rate	Paying	5.70%	01/18/2019	MXN	116,000	(7)
N/A	Mexican Interbank Rate	Paying	5.01%	10/10/2019	MXN	56,700	(57)
N/A	Mexican Interbank Rate	Paying	6.32%	11/12/2019	MXN	23,900	1
N/A	Mexican Interbank Rate	Paying	5.43%	01/13/2020	MXN	75,400	(61)
N/A	Mexican Interbank Rate	Receiving	5.27%	02/05/2020	MXN	1,399,100	294
N/A	Mexican Interbank Rate	Paying	5.62%	06/02/2020	MXN	256,400	49
N/A	Mexican Interbank Rate	Paying	5.84%	09/14/2021	MXN	185,200	(66)
N/A	Mexican Interbank Rate	Paying	5.84%	09/14/2021	MXN	177,700	63
N/A	Mexican Interbank Rate	Paying	5.61%	10/08/2021	MXN	162,400	57
N/A	Mexican Interbank Rate	Paying	5.43%	11/17/2021	MXN	1,217,600	(1,572)
N/A	Mexican Interbank Rate	Paying	5.92%	12/08/2021	MXN	29,700	18
N/A	Mexican Interbank Rate	Paying	5.80%	12/10/2021	MXN	13,700	(6)
N/A	Mexican Interbank Rate	Paying	5.85%	12/21/2021	MXN	72,900	(29)
N/A	Mexican Interbank Rate	Paying	5.38%	01/07/2022	MXN	100,800	(247)
N/A	Mexican Interbank Rate	Paying	6.00%	06/07/2022	MXN	527,300	205
N/A	Mexican Interbank Rate	Paying	6.53%	06/05/2025	MXN	154,600	54
							$4,492

Schedule of Over the Counter Cross-Currency Swap Agreements

Counterparty	Receive Rate(8)	Pay Rate(8)	Expiration Date	Notional Amount Received(1)		Notional Amount Delivered(1)		Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
BOA	Fixed rate of 1.23%	Fixed rate of 0.10%	03/15/2017		5,865	JPY	(705,750)	$117
JNL/Goldman Sachs Emerging Markets Debt Fund
CIT	3-Month South African Johannesburg Interbank Rate + 0.38%	3-Month LIBOR	05/13/2024	ZAR	7,150		(690)	$(106)
DUB	3-Month South African Johannesburg Interbank Rate + 0.30%	3-Month LIBOR	05/23/2019	ZAR	11,408		(1,096)	(163)
DUB	3-Month South African Johannesburg Interbank Rate + 0.30%	3-Month LIBOR	07/15/2024	ZAR	8,850		(826)	(97)
DUB	3-Month South African Johannesburg Interbank Rate + 0.39%	3-Month LIBOR	05/12/2024	ZAR	14,740		(1,418)	(214)
DUB	Fixed rate of 11.48%	3-Month LIBOR	03/13/2016	TRY	5,490		(2,465)	(332)
DUB	Fixed rate of 8.05%	3-Month LIBOR	12/04/2016	TRY	11,900		(5,339)	(838)
DUB	Fixed rate of 8.08%	3-Month LIBOR	12/05/2016	TRY	6,325		(2,830)	(437)
MSC	3-Month South African Johannesburg Interbank Rate + 0.30%	3-Month LIBOR	07/17/2024	ZAR	7,920		(742)	(92)
MSC	3-Month South African Johannesburg Interbank Rate + 0.30%	3-Month LIBOR	08/12/2024	ZAR	14,750		(1,379)	(171)
MSC	3-Month South African Johannesburg Interbank Rate + 0.39%	3-Month LIBOR	05/13/2024	ZAR	14,790		(1,427)	(218)
								$(2,668)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value(5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - purchase protection (2)
BOA	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	$70	$—	$—	$—
BOA	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	80	(1)	(1)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	70	(1)	—	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	460	(6)	(1)	(5)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	760	(10)	(1)	(8)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	730	(10)	(3)	(7)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	320	(4)	(2)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	470	(6)	(3)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	140	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	390	(5)	(3)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	330	(5)	(3)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	330	(5)	(3)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	330	(4)	(3)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	920	(12)	(6)	(6)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	460	(6)	(3)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	400	(5)	(1)	(4)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	630	(9)	(2)	(7)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	280	(4)	(2)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	70	(1)	—	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	200	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	330	(4)	(2)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	320	(4)	(1)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	700	(9)	(4)	(5)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	190	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	420	(5)	(3)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	870	(11)	(6)	(5)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	430	(5)	(3)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	210	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	180	(2)	(2)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	410	(5)	(4)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	400	(5)	(5)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	330	(4)	(5)	1
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	3,030	(37)	—	(37)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	460	(7)	(2)	(5)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	230	(3)	(1)	(2)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	30	—	—	—
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	180	(2)	(1)	(1)
					$16,160	$(205)	$(80)	$(124)
Credit default swap agreements - sell protection (3)
BOA	CDX.NA.IG.16	N/A	1.00%	06/20/2016	$(425)	$4	$1	$3
JNL/Goldman Sachs Emerging Markets Debt Fund
Credit default swap agreements - purchase protection(2)
BBP	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	$540	$(7)	$(2)	$(5)
BBP	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	170	(2)	(1)	(1)
BBP	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	270	(4)	(1)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	130	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	850	(11)	(1)	(10)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	1,120	(15)	(3)	(12)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	800	(11)	(3)	(8)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	350	(4)	(1)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	750	(10)	(4)	(6)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	660	(9)	(5)	(4)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	560	(7)	(4)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	560	(8)	(5)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	560	(7)	(5)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	230	(3)	(1)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	810	(10)	(5)	(5)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	420	(6)	(3)	(3)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value(5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
Credit default swap agreements - purchase protection(2) (continued)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	$1,320	$(17)	$(3)	$(14)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	920	(11)	(5)	(6)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	230	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	340	(4)	(2)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	560	(7)	(4)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	660	(8)	(3)	(5)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	1,240	(15)	(7)	(8)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	140	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	1,130	(13)	(7)	(6)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	150	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	520	(6)	(5)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	410	(5)	(4)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	620	(7)	(8)	1
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	750	(10)	(12)	2
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	3,770	(45)	—	(45)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	220	(3)	(1)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	1,040	(13)	(3)	(10)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	510	(7)	(2)	(5)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	490	(6)	(2)	(4)
JPM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2019	3,520	(34)	(32)	(2)
					$27,320	$(333)	$(148)	$(185)
JNL Multi-Manager Alternative Fund
Credit default swap agreements - purchase protection (2)
CGM	Vodafone Group Plc, 5.00%, 06/04/2018	N/A	1.00%	06/20/2020	$345	$(1)	$(2)	$1
Credit default swap agreements - sell protection (3)
CGM	JC Penney Corp. Inc. 6.37%, 10/15/2036	5.92%	5.00%	06/20/2020	$(553)	$(21)	$(30)	$9
CSI	JC Penney Corp. Inc. 6.37%, 10/15/2036	5.92%	5.00%	06/20/2020	(57)	(2)	(3)	1
					$(610)	$(23)	$(33)	$10
JNL/PIMCO Real Return Fund
Credit default swap agreements - purchase protection (2)
CIT	GATX Corp., 5.80%, 03/01/2016	N/A	1.07%	03/20/2016	$1,000	$(7)	$—	$(7)
DUB	Kinder Morgan Inc., 6.50%, 09/01/2012	N/A	1.00%	03/20/2016	2,000	(11)	90	(101)
MSC	Kinder Morgan Inc., 6.50%, 09/01/2012	N/A	1.00%	03/20/2016	3,000	(15)	139	(154)
DUB	Marsh & McLennan Companies Inc., 5.75%, 09/15/2015	N/A	0.60%	09/20/2015	1,000	(1)	—	(1)
					$7,000	$(34)	$229	$(263)
Credit default swap agreements - sell protection (3)
BBP	Gazprom OAO, 8.63%, 04/28/2034	3.39%	1.00%	03/20/2016	$(1,100)	$(19)	$(82)	$63
JPM	Gazprom OAO, 8.63%, 04/28/2034	3.39%	1.00%	03/20/2016	(2,800)	(47)	(214)	167
JPM	Gazprom OAO, 8.63%, 04/28/2034	3.39%	1.00%	03/20/2016	(900)	(15)	(71)	56
BBP	Republic of Indonesia, 6.88%, 03/09/2017	1.48%	1.00%	12/20/2019	(3,000)	(60)	(94)	34
BOA	Republic of Indonesia, 6.88%, 03/09/2017	1.48%	1.00%	12/20/2019	(2,900)	(58)	(68)	10
JPM	Republic of Indonesia, 6.88%, 03/09/2017	1.48%	1.00%	12/20/2019	(2,200)	(45)	(52)	7
DUB	Republic of Italy, 6.88%, 09/27/2023	1.10%	1.00%	03/20/2019	(1,600)	(5)	(28)	23
					$(14,500)	$(249)	$(609)	$360
JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection (3)
BOA	Berkshire Hathaway Inc., 1.90%, 01/31/2017	0.29%	1.00%	06/20/2017	$(14,200)	$203	$323	$(120)
DUB	Berkshire Hathaway Inc., 1.90%, 01/31/2017	0.21%	1.00%	09/20/2016	(2,000)	20	31	(11)
GSI	CDX.NA.IG.9 30-100%	N/A	0.55%	12/20/2017	(1,447)	17	—	17
BOA	Citigroup Inc., 6.13%, 05/15/2018	0.30%	1.00%	09/20/2016	(2,400)	21	29	(8)
DUB	Export-Import Bank China, 4.88%, 07/21/2015	0.45%	1.00%	06/20/2017	(200)	3	(8)	11
CIT	Federative Republic of Brazil, 12.25%, 03/06/2030	0.84%	1.00%	03/20/2016	(15,500)	21	(37)	58
CIT	Federative Republic of Brazil, 12.25%, 03/06/2030	0.96%	1.00%	06/20/2016	(4,900)	3	(2)	5
DUB	Federative Republic of Brazil, 12.25%, 03/06/2030	0.84%	1.00%	03/20/2016	(9,100)	13	(22)	35
DUB	Federative Republic of Brazil, 12.25%, 03/06/2030	0.96%	1.00%	06/20/2016	(4,000)	3	(4)	7
JPM	Federative Republic of Brazil, 12.25%, 03/06/2030	0.84%	1.00%	09/20/2015	(2,000)	1	(17)	18
JPM	Federative Republic of Brazil, 12.25%, 03/06/2030	1.04%	1.00%	09/20/2016	(1,500)	—	(7)	7

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value(5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
Credit default swap agreements - sell protection (3) (continued)
MLP	Federative Republic of Brazil, 12.25%, 03/06/2030	0.89%	1.95%	04/20/2016	$(100)	$1	$—	$1
UBS	Federative Republic of Brazil, 12.25%, 03/06/2030	0.84%	1.00%	09/20/2015	(1,000)	1	(7)	8
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	0.12%	1.00%	12/20/2015	(2,400)	10	(42)	52
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	0.12%	1.00%	12/20/2015	(2,400)	11	(43)	54
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	0.12%	1.00%	09/20/2015	(2,300)	5	28	(23)
JPM	Goldman Sachs Group Inc., 5.95%, 01/18/2018	0.45%	1.00%	06/20/2017	(1,000)	11	15	(4)
DUB	JPMorgan Chase & Co., 4.75%, 03/01/2015	0.29%	1.00%	09/20/2016	(3,900)	36	51	(15)
BBP	Petrobras International Finance Co., 8.38%, 12/10/2018	4.09%	1.00%	12/20/2019	(4,200)	(515)	(524)	9
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	4.09%	1.00%	12/20/2019	(5,200)	(638)	(564)	(74)
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	4.15%	1.00%	03/20/2020	(1,400)	(183)	(254)	71
JPM	Petrobras International Finance Co., 8.38%, 12/10/2018	4.09%	1.00%	12/20/2019	(1,200)	(147)	(135)	(12)
MSC	Petrobras International Finance Co., 8.38%, 12/10/2018	4.09%	1.00%	12/20/2019	(2,100)	(257)	(194)	(63)
DUB	Republic of Indonesia, 6.75%, 03/10/2014	0.44%	1.00%	09/20/2015	(500)	1	(11)	12
BOA	Sprint Communications, 8.38%, 08/15/2017	4.00%	5.00%	12/20/2019	(500)	20	26	(6)
CGM	Sprint Communications, 8.38%, 08/15/2017	4.00%	5.00%	12/20/2019	(200)	8	10	(2)
BNP	U.S. Treasury Bond, 4.88%, 08/15/2016	0.11%	0.25%	03/20/2016	(7,358)	9	(87)	96
UBS	U.S. Treasury Bond, 4.88%, 08/15/2016	0.11%	0.25%	09/20/2015	(7,023)	2	(91)	93
BBP	United Mexican States, 5.95%, 03/19/2019	0.87%	1.00%	03/20/2018	(14,000)	51	34	17
BNP	United Mexican States, 5.95%, 03/19/2019	0.78%	1.00%	09/20/2017	(400)	2	(9)	11
BOA	United Mexican States, 5.95%, 03/19/2019	0.99%	1.00%	12/20/2018	(1,700)	1	(3)	4
BOA	United Mexican States, 5.95%, 03/19/2019	1.12%	1.00%	09/20/2019	(1,900)	(8)	14	(22)
CGM	United Mexican States, 5.95%, 03/19/2019	1.18%	1.00%	12/20/2019	(6,900)	(50)	41	(91)
CIT	United Mexican States, 5.95%, 03/19/2019	0.99%	1.00%	12/20/2018	(400)	—	(1)	1
DUB	United Mexican States, 5.95%, 03/19/2019	0.78%	1.00%	09/20/2017	(3,200)	16	(43)	59
JPM	United Mexican States, 5.95%, 03/19/2019	0.99%	1.00%	12/20/2018	(400)	—	(1)	1
MSC	United Mexican States, 5.95%, 03/19/2019	0.78%	1.00%	09/20/2017	(2,600)	13	(36)	49
BOA	United Mexican States, 7.50%, 04/08/2033	0.48%	1.00%	09/20/2015	(700)	1	(1)	2
CIT	United Mexican States, 7.50%, 04/08/2033	0.48%	1.00%	09/20/2015	(700)	1	(9)	10
DUB	United Mexican States, 7.50%, 04/08/2033	0.48%	1.00%	03/20/2016	(24,200)	97	(93)	190
JPM	United Mexican States, 7.50%, 04/08/2033	0.48%	0.92%	03/20/2016	(500)	3	—	3
JPM	United Mexican States, 7.50%, 04/08/2033	0.55%	1.00%	09/20/2016	(900)	5	5	—
CSI	Verizon Communications, 5.50%, 04/01/2017	0.46%	1.00%	09/20/2018	(500)	8	13	(5)
					$(159,028)	$(1,180)	$(1,625)	$445

Centrally Cleared Credit Default Swap Agreements

Counterparty	Reference Obligation	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Unrealized Appreciation / (Depreciation)
JNL/AllianceBernstein Dynamic Asset Allocation Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.HY.24	5.00%	06/20/2020	$(1,079)	$67	$(4)
N/A	CDX.NA.HY.24	5.00%	06/20/2020	(129)	8	(1)
N/A	CDX.NA.HY.24	5.00%	06/20/2020	(624)	39	(4)
				$(1,832)	$114	$(9)
JNL/BlackRock Global Allocation Fund
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.HY.24	5.00%	06/20/2020	$2,605	$(163)	$20
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.IG.24	1.00%	06/20/2020	$(1,000)	$14	$(5)
N/A	iTraxx Europe Crossover Series 23	5.00%	06/20/2020	(6,013)	455	(221)
				$(7,013)	$469	$(226)
JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.IG.24	1.00%	06/20/2020	$(29,450)	$419	$(96)
JNL Multi-Manager Alternative Fund
Credit default swap agreements - purchase protection (2)
N/A	iTraxx Europe Series 23	5.00%	06/20/2020	$2,263	$(171)	$(7)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

Schedule of Credit Default Swap Agreements

Centrally Cleared Credit Default Swap Agreements

Counterparty	Reference Obligation	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Unrealized Appreciation / (Depreciation)
JNL Multi-Manager Alternative Fund (continued)
Credit default swap agreements - sell protection(3)
N/A	CDX.NA.IG.24	1.00%	06/20/2020	$(5,000)	$71	$(21)
N/A	CDX.NA.HY.24	5.00%	06/20/2020	(2,524)	158	(27)
				$(7,524)	$229	$(48)
JNL/Neuberger Berman Strategic Income Fund
Credit default swap agreements - sell protection(3)
N/A	CDX.NA.HY.22	5.00%	06/20/2019	$(14,304)	$1,136	$164
N/A	CDX.NA.HY.23	5.00%	12/20/2019	(14,550)	1,124	313
				$(28,854)	$2,260	$477
JNL/PIMCO Real Return Fund
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.IG.23	1.00%	12/20/2019	$9,200	$(122)	$43
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.HY.24	5.00%	06/20/2020	$(5,643)	$352	$2
N/A	CDX.NA.IG.24	1.00%	06/20/2020	(15,400)	219	3
N/A	iTraxx Europe Series 23	1.00%	06/20/2020	(30,547)	371	(196)
				$(51,590)	$942	$(191)
JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.HY.24	5.00%	06/20/2020	$(26,037)	$1,626	$4
N/A	iTraxx Europe Crossover Series 23	5.00%	06/20/2020	(18,618)	1,407	(6)
N/A	iTraxx Europe Series 23	1.00%	06/20/2020	(30,881)	374	(5)
				$(75,536)	$3,407	$(7)
JNL/Scout Unconstrained Bond Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.HY.24	5.00%	06/20/2020	$(3,425)	$214	$1

Schedule of Over the Counter Contracts for Difference

Counterparty	Reference Entity	Financing Fee	Expiration	Contracts (Short)	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Boston Partners Global Long Short Equity Fund
GSI	Prada SpA	1-Month Hong Kong Interbank Offered Rate	TBD	(317)	HKD	11,964	$18
GSI	Sun Art Retail Group Ltd.	1-Month Hong Kong Interbank Offered Rate	TBD	(1,902)	HKD	12,322	(124)
GSI	Aberdeen Asset Management	1-Month London-Interbank Offered Rate	TBD	(380)	GBP	1,557	32
GSI	BASF SE	Euro Overnight Index Average + 0.40%	TBD	(22)	EUR	1,759	51
GSI	Bank of Central Asia	1-Month LIBOR	TBD	(1,588)		1,588	(22)
GSI	Banco Bilbao Vizcaya Argentina	1-Month Euribor	TBD	(234)	EUR	2,083	30
GSI	Bemis Company Inc.	Federal Funds Effective Rate + 0.25%	TBD	(43)		1,944	43
GSI	Hugo Boss AG	1-Month Euribor	TBD	(16)	EUR	1,635	42
GSI	Cogent Communications	1-Month LIBOR	TBD	(70)		2,407	35
GSI	E.I. du Pont de Nemour	Federal Funds Effective Rate + 0.25%	TBD	(27)		1,847	144
GSI	Now Inc.	1-Month LIBOR	TBD	(85)		1,830	123
GSI	Commerzbank AG Cert.	Euro Overnight Index Average + 0.50%	TBD	(88)	EUR	1,977	22
GSI	Exxaro Resources	1-Month JIBAR	TBD	(171)	ZAR	14,935	5
GSI	First Financial Bank	Federal Funds Effective Rate + 0.25%	TBD	(78)		2,609	(99)
GSI	G4S Plc	Sterling Overnight Index Average + 0.40%	TBD	(442)	GBP	1,241	84
GSI	Konecranes OYJ	Euro Overnight Index Average + 0.40%	TBD	(44)	EUR	1,159	23
GSI	Kimberly-Clark de Mexico	1-Month LIBOR	TBD	(863)		1,863	(24)
GSI	Metso OYJ	1-Month Euribor	TBD	(79)	EUR	2,042	103
GSI	Plum Creek Timber Co. Inc.	1-Month LIBOR	TBD	(52)		2,152	30
GSI	Remy Cointreau SA	Euro Overnight Index Average + 0.40%	TBD	(18)	EUR	1,174	(11)
GSI	Repsol SA	Euro Overnight Index Average + 0.40%	TBD	(116)	EUR	1,928	57
GSI	Rotork Plc	Sterling Overnight Index Average + 0.40%	TBD	(498)	GBP	1,207	77
GSI	Spectra Energy Corp.	Federal Funds Effective Rate	TBD	(64)		2,110	20
GSI	Smiths Group Plc	Sterling Overnight Index Average + 0.40%	TBD	(112)	GBP	1,263	—
GSI	Sembcorp Marine Ltd.	Singapore Swap Offer Rate + 2.87%	TBD	(1,302)	SGD	3,829	87
							$746

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

Schedule of Over the Counter Total Return Swaps

Counterparty	Reference Entity	Rate Paid/Received by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/AQR Managed Futures Strategy Fund
Total return swap agreements — receiving return
BOA	Hang Seng China Enterprises Index Future	N/A	07/31/2015	HKD	44,644	$(257)
BOA	Hang Seng Index Future	N/A	07/31/2015	HKD	94,059	(472)
MLP	Live Cattle Future	N/A	09/16/2015		4,878	(80)
						$(809)
Total return swap agreements — paying return
BOA	Bovespa Index Future	N/A	08/13/2015	BRL	(538)	$—
BOA	Swiss Market Index Future	N/A	09/18/2015	CHF	(614)	(1)
CGM	CBT Wheat Future	N/A	09/16/2015		(2,969)	(664)
CGM	Corn Future	N/A	09/16/2015		(16,676)	(2,904)
CGM	Cotton No. 2 Future	N/A	12/22/2015		(1,017)	(35)
CGM	Soybean Future	N/A	11/17/2015		(9,747)	(1,456)
CGM	Soybean Meal Future	N/A	12/16/2015		(2,567)	(334)
						$(5,394)
JNL/BlackRock Global Allocation Fund
Total return swap agreements — receiving return
BNP	Euro Stoxx 50 Index Dividend Future	N/A	12/15/2017	EUR	1,637	$(31)
BNP	Euro Stoxx 50 Index Dividend Future	N/A	12/15/2017	EUR	1,633	(14)
BNP	Euro Stoxx 50 Index Dividend Future	N/A	12/21/2018	EUR	1,623	(59)
BNP	Euro Stoxx 50 Index Dividend Future	N/A	12/21/2018	EUR	881	(28)
BNP	Euro Stoxx 50 Index Dividend Future	N/A	12/21/2018	EUR	794	(16)
BNP	SGX Nikkei Stock Average Dividend Point Index Future	N/A	03/31/2016	JPY	117,920	226
BNP	SGX Nikkei Stock Average Dividend Point Index Future	N/A	03/31/2016	JPY	123,845	259
BNP	SGX Nikkei Stock Average Dividend Point Index Future	N/A	03/31/2017	JPY	119,070	368
BNP	SGX Nikkei Stock Average Dividend Point Index Future	N/A	03/31/2017	JPY	125,325	413
CSI	Siloam International Hospitals Tbk PT	1-Month LIBOR + 0.50%	02/08/2016	IDR	765	24
						$1,142
JNL Multi-Manager Alternative Fund
Total return swap agreements — receiving return
DUB	AAR Corp.	Federal Funds Effective Rate +0.50%	03/01/2016		895	$5
DUB	AAR Corp.	Federal Funds Effective Rate -1.00%	05/03/2016		301	(14)
DUB	Acciona SA	1-Month Euribor -0.45%	06/03/2016		281	10
DUB	Acciona SA	Federal Funds Effective Rate +0.50%	06/03/2016		400	(14)
DUB	Aegean Marine Petroleum Network Inc.	Federal Funds Effective Rate +0.50%	11/01/2018		625	(66)
DUB	Aldermore Group Plc	Federal Funds Effective Rate +0.50%	05/09/2016		36	15
DUB	Alon USA Energy Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		639	(93)
DUB	Alon USA Energy Inc.	Federal Funds Effective Rate +0.50%	09/15/2018		725	92
DUB	Alpha Natural Resources Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		35	12
DUB	Altra Holdings Inc.	Federal Funds Effective Rate +0.50%	03/01/2031		500	(9)
DUB	Altra Industrial Motion Corp.	Federal Funds Effective Rate -0.30%	05/03/2016		341	8
DUB	American Residential Properties OP LP	Federal Funds Effective Rate +0.50%	11/15/2018		715	(4)
DUB	AmTrust Financial Services Inc.	Federal Funds Effective Rate +3.00%	05/03/2016		132	(15)
DUB	AmTrust Financial Services Inc.	Federal Funds Effective Rate +0.50%	12/15/2044		485	14
DUB	ANI Pharmaceuticals Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		427	(52)
DUB	ANI Pharmaceuticals Inc.	Federal Funds Effective Rate +0.50%	12/01/2019		710	39
DUB	Apollo Commercial Real Estate Finance Inc.	Federal Funds Effective Rate +0.50%	05/03/2016		13	(4)
DUB	Apollo Commercial Real Estate Finance Inc.	Federal Funds Effective Rate +0.50%	03/15/2019		230	(4)
DUB	Arrow Global Group Plc	Federal Funds Effective Rate +0.50%	05/09/2016		101	8
DUB	Ascent Capital Group Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		98	(9)
DUB	Ascent Capital Group Inc.	Federal Funds Effective Rate +0.50%	07/15/2020		915	(37)
DUB	Atlas Air Worldwide Holdings Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		224	—
DUB	Avid Technology Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		159	8
DUB	Barnes & Noble Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		583	(83)
DUB	Blucora Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		262	(6)
DUB	Blucora Inc.	Federal Funds Effective Rate +0.50%	04/01/2019		1,000	26
DUB	Bunge Ltd.	Federal Funds Effective Rate -0.30%	05/03/2016		500	17
DUB	Cairn Homes Plc	Federal Funds Effective Rate +0.50%	07/04/2016		343	35

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

Schedule of Over the Counter Total Return Swaps

Counterparty	Reference Entity	Rate Paid/Received by Fund	Expiration Date	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
JNL Multi-Manager Alternative Fund (continued)
Total return swap agreements — receiving return (continued)
DUB	Campus Crest Communities Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	14	$2
DUB	Campus Crest Communities Inc.	Federal Funds Effective Rate +0.50%	10/15/2018	189	(3)
DUB	Card Factory Plc	Federal Funds Effective Rate +0.50%	05/09/2016	16	(3)
DUB	Carriage Services Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	324	8
DUB	Carriage Services Inc.	Federal Funds Effective Rate +0.50%	03/15/2021	695	(20)
DUB	Cenveo Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	53	6
DUB	Cineplex Inc.	Federal Funds Effective Rate +0.50%	05/04/2016	2	(2)
DUB	Colony Capital Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	150	16
DUB	Colony Financial Inc.	Federal Funds Effective Rate +0.50%	04/15/2023	590	(51)
DUB	Cowen Group Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	497	(15)
DUB	CRH Plc	1-Month Euribor + 0.50%	05/04/2016	5	4
DUB	Ctrip.com International Ltd.	1-Month LIBOR +0.30%	05/03/2016	97	—
DUB	EMC Corp.	Federal Funds Effective Rate -0.30%	05/03/2016	191	6
DUB	Empire State Realty OP LP	Federal Funds Effective Rate +0.50%	08/15/2019	925	(27)
DUB	Encore Capital Group Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	350	6
DUB	Encore Capital Group Inc.	Federal Funds Effective Rate +0.50%	03/15/2021	770	(12)
DUB	Entertainment One Ltd.	Federal Funds Effective Rate +0.50%	05/09/2016	14	7
DUB	Exelixis Inc.	Federal Funds Effective Rate -3.00%	05/03/2016	497	(39)
DUB	Exelixis Inc.	Federal Funds Effective Rate +0.50%	08/15/2019	630	15
DUB	FireEye Inc.	Federal Funds Effective Rate -0.30%	06/30/2015	369	(7)
DUB	FireEye Inc.	Federal Funds Effective Rate +0.50%	06/01/2035	515	(2)
DUB	Forest City Enterprises Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	151	8
DUB	Forest City Enterprises Inc.	Federal Funds Effective Rate +0.50%	08/15/2020	675	(27)
DUB	Gemini SA	1-Month Euribor +0.50%	06/02/2016	4	15
DUB	GPT Property Trust LP	Federal Funds Effective Rate +0.50%	03/15/2019	710	(48)
DUB	Gramercy Property Trust Inc.	Federal Funds Effective Rate +0.50%	05/03/2016	206	4
DUB	Grandvision B.V.	Federal Funds Effective Rate +0.50%	05/06/2016	1	(2)
DUB	Green Plains Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	752	93
DUB	Green Plains Inc.	Federal Funds Effective Rate +0.50%	10/01/2018	605	(101)
DUB	Hannover Rueck Se	Federal Funds Effective Rate -0.45%	06/07/2016	70	1
DUB	HCA Holdings Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	40	(4)
DUB	Healthways Inc.	Federal Funds Effective Rate +0.50%	07/01/2015	730	(107)
DUB	Healthways Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	193	59
DUB	Hologic Inc.	Federal Funds Effective Rate +0.50%	12/15/2043	955	33
DUB	IAS Operating Partnership LP	Federal Funds Effective Rate +0.50%	03/15/2018	750	14
DUB	Intel Corp.	Federal Funds Effective Rate -0.30%	05/03/2016	398	23
DUB	Intel Corp.	Federal Funds Effective Rate +0.50%	12/15/2035	725	(45)
DUB	Ironwood Pharmaceuticals Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	287	(2)
DUB	iShares Russell 2000 ETF	Federal Funds Effective Rate -0.75%	05/03/2016	1,493	(4)
DUB	JAKKS Pacific Inc.	Federal Funds Effective Rate -4.50%	05/03/2016	317	(85)
DUB	JAKKS Pacific Inc.	Federal Funds Effective Rate +0.50%	06/01/2020	125	10
DUB	LGI Homes Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	298	(25)
DUB	LGI Homes Inc.	Federal Funds Effective Rate +0.50%	11/15/2019	540	25
DUB	London Stock Exchange Group Plc	Federal Funds Effective Rate +0.50%	05/09/2016	8	(4)
DUB	MacDonald Dettwiler and Associates Ltd.	Federal Funds Effective Rate +0.50%	05/04/2016	2	(7)
DUB	Merck & Co Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	271	8
DUB	MGIC Investment Corp.	Federal Funds Effective Rate +0.50%	04/01/2063	1,020	(13)
DUB	MSC Industrial Direct Co. Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	280	6
DUB	Navistar International Corp.	Federal Funds Effective Rate -0.30%	05/03/2016	200	48
DUB	Navistar International Corp.	Federal Funds Effective Rate +0.50%	04/15/2019	910	(64)
DUB	NetSuite Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	145	5
DUB	NetSuite Inc.	Federal Funds Effective Rate +0.50%	06/01/2018	725	(17)
DUB	New Mountain Finance Corp.	Federal Funds Effective Rate +0.50%	06/15/2019	855	(10)
DUB	Norbord Inc.	Federal Funds Effective Rate +0.50%	04/15/2023	485	4
DUB	Omnicare Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	588	(38)
DUB	Omnicare Inc.	Federal Funds Effective Rate +0.50%	12/15/2035	1,035	33
DUB	Origin Enterprises Plc	Federal Funds Effective Rate +0.50%	05/04/2016	27	(18)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

Schedule of Over the Counter Total Return Swaps

Counterparty	Reference Entity	Rate Paid/Recieved by Fund	Expiration Date	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
JNL Multi-Manager Alternative Fund (continued)
Total return swap agreements — receiving return (continued)
DUB	PDL BioPharma Inc.	Federal Funds Effective Rate -2.50%	05/03/2016	39	$1
DUB	PDL BioPharma Inc.	Federal Funds Effective Rate +0.50%	02/01/2018	660	(8)
DUB	Photronics Inc.	Federal Funds Effective Rate +0.50%	04/01/2016	811	16
DUB	Photronics Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	780	(7)
DUB	Photronics Inc.	Federal Funds Effective Rate +0.50%	04/01/2019	615	18
DUB	Quidel Corp.	Federal Funds Effective Rate -0.30%	05/03/2016	156	1
DUB	Quidel Corp.	Federal Funds Effective Rate +0.50%	12/15/2020	830	(31)
DUB	RAIT Financial Trust	Federal Funds Effective Rate +0.50%	10/01/2033	720	6
DUB	Redwood Trust Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	59	5
DUB	Redwood Trust Inc.	Federal Funds Effective Rate +0.50%	04/15/2018	610	(17)
DUB	Renewable Energy Group Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	421	(73)
DUB	Renewable Energy Group Inc.	Federal Funds Effective Rate +0.50%	06/15/2019	705	65
DUB	Resource Capital Corp.	Federal Funds Effective Rate +0.50%	01/15/2020	650	(16)
DUB	RPC Group Plc	1-Month GBP LIBOR +0.50%	05/09/2016	6	4
DUB	SanDisk Corp.	Federal Funds Effective Rate -0.30%	05/03/2016	228	13
DUB	Savills Plc	Federal Funds Effective Rate +0.50%	05/09/2016	10	(1)
DUB	SolarCity Corp.	Federal Funds Effective Rate -2.50%	05/03/2016	255	32
DUB	SolarCity Corp.	Federal Funds Effective Rate +0.50%	11/01/2019	865	(63)
DUB	Solazyme Inc.	Federal Funds Effective Rate -6.00%	05/03/2016	410	22
DUB	Solazyme Inc.	Federal Funds Effective Rate +0.50%	10/01/2019	1,120	(15)
DUB	Sophos Group Plc	Federal Funds Effective Rate +0.50%	05/09/2016	55	8
DUB	Spie SA	Federal Funds Effective Rate +0.50%	06/02/2016	2	1
DUB	Spirit Realty Capital Inc.	Federal Funds Effective Rate +0.50%	05/15/2019	930	(56)
DUB	Starwood Property Trust Inc.	Federal Funds Effective Rate +0.50%	10/15/2017	885	(26)
DUB	Starwood Waypoint Residential Trust	Federal Funds Effective Rate +0.50%	07/01/2015	1,070	(59)
DUB	SunEdison Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	828	(87)
DUB	SunEdison Inc.	Federal Funds Effective Rate +0.50%	01/15/2020	1,025	65
DUB	Theravance Inc.	Federal Funds Effective Rate -8.25%	05/03/2016	532	(69)
DUB	Theravance Inc.	Federal Funds Effective Rate +0.50%	01/15/2023	925	37
DUB	Trinity Industries Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	1,225	72
DUB	Trinity Industries Inc.	Federal Funds Effective Rate +0.50%	06/01/2036	1,570	(80)
DUB	TUI AG	Federal Funds Effective Rate +0.50%	05/09/2016	10	(21)
DUB	Tyco International Plc	Federal Funds Effective Rate +0.50%	05/03/2016	7	(11)
DUB	U.S. Treasury Note, 2.12%, 05/15/25	Federal Funds Effective Rate -0.30%	05/31/2015	897	(4)
DUB	U.S. Treasury Note, 1.50%, 05/31/20	Federal Funds Effective Rate -0.30%	06/30/2015	745	(5)
DUB	UBM Plc	Federal Funds Effective Rate +0.50%	05/09/2016	26	(7)
DUB	Universal Corp.	Federal Funds Effective Rate -0.30%	05/03/2016	714	(130)
DUB	Valeo SA	1-Month Euribor -0.50%	06/02/2016	1	(1)
DUB	Vector Group Ltd.	Federal Funds Effective Rate -0.38%	05/03/2016	206	(15)
DUB	Vector Group Ltd.	Federal Funds Effective Rate +0.50%	04/15/2020	1,150	26
DUB	Vinci SA	Federal Funds Effective Rate +0.50%	06/02/2016	3	(6)
DUB	Violin Memory Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	96	22
DUB	Violin Memory Inc.	Federal Funds Effective Rate +0.50%	10/01/2019	500	(34)
DUB	Vivendi SA	1-Month Euribor +0.50%	06/02/2016	16	3
DUB	WebMD Health Corp.	Federal Funds Effective Rate -0.30%	05/03/2016	259	11
DUB	WebMD Health Corp.	Federal Funds Effective Rate +0.50%	12/01/2020	845	(29)
DUB	Workday Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	440	48
DUB	Workday Inc.	Federal Funds Effective Rate +0.50%	07/15/2018	750	(95)
DUB	Wright Medical Group Inc.	Federal Funds Effective Rate -0.30%	05/03/2016	201	(4)
DUB	Wright Medical Group Inc.	Federal Funds Effective Rate +0.50%	02/15/2020	805	19
					$(939)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

Schedule of Over the Counter Total Return Swaps

Counterparty	Reference Entity	Rate Paid/Received by Fund	Termination Date(9)	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
JNL/Westchester Capital Event Driven Fund
Total return swap agreements — receiving return
BOA	Altera Corp.	3-Month LIBOR +0.40%	01/31/2016	3,972	$(35)
BOA	General Motors Co.	3-Month LIBOR +0.40%	12/31/2015	5,880	(416)
BOA	Pall Corp.	3-Month LIBOR +0.40%	11/30/2015	3,467	(1)
BOA	Polypore International Inc.	3-Month LIBOR +0.50%	07/30/2015	2,388	(8)
BOA	Telecity Group Plc	3-Month LIBOR +0.45%	04/01/2016	983	(74)
BOA, JPM	Pace Plc	3-Month LIBOR +0.30%	12/31/2015	615	(95)
JPM	Apollo Residential Mortgage Inc.	3-Month LIBOR +0.45%	12/31/2015	736	(34)
JPM	Baker Hughes Incorporated	3-Month LIBOR +0.30%	12/31/2015	1,107	(111)
JPM	Bayer AG	3-Month LIBOR +0.40%	12/31/2015	224	(4)
JPM	BG Group Plc	3-Month LIBOR +0.30%	03/15/2016	1,796	(231)
JPM	Catamaran Corp.	3-Month LIBOR +0.30%	07/20/2015	5,221	120
JPM	CSR Plc	3-Month LIBOR +0.30%	09/30/2015	609	(3)
JPM	DirectTV	3-Month LIBOR +0.30%	07/20/2015	9,581	137
JPM	Dresser-Rand Group Inc.	3-Month LIBOR +0.30%	07/01/2015	551	16
JPM	EFT Trust	3-Month LIBOR +0.80%	12/31/2015	494	(34)
JPM	Family Dollar Stores Inc.	3-Month LIBOR +0.35%	07/07/2015	4,028	15
JPM	HCC Insurance Holdings Inc.	3-Month LIBOR +0.30%	11/15/2015	609	—
JPM	Hospira Inc.	3-Month LIBOR +0.35%	11/30/2015	4,116	13
JPM	Hudson City Bancorp Inc.	3-Month LIBOR +0.30%	10/31/2015	1,531	66
JPM	iiNET Ltd.	3-Month LIBOR +0.40%	09/30/2015	746	(15)
JPM	Jazztel Plc	3-Month LIBOR +0.40%	07/01/2015	2,099	27
JPM	Northstar Realty Corp.	3-Month LIBOR +0.30%	12/31/2015	983	(104)
JPM	Orbitz Worldwide Inc.	3-Month LIBOR +0.30%	09/20/2015	619	(17)
JPM	SFX Entertainment Inc.	3-Month LIBOR +0.30%	09/30/2015	1,257	18
JPM	Sigma-Aldrich Corp.	3-Month LIBOR +0.30%	08/30/2015	2,923	24
JPM	Starwood Property Trust Inc.	3-Month LIBOR +0.30%	12/31/2015	2,519	(217)
JPM	Time Warner Cable Inc.	3-Month LIBOR +0.30%	03/31/2016	6,459	(1)
JPM	Vivendi SA	3-Month LIBOR +0.40%	12/31/2015	516	(8)
JPM	Winthrop Realty Trust	3-Month LIBOR +0.30%	12/31/2015	494	(4)
					$(976)
Total return swap agreements — paying return
BOA, JPM	Arris Group Inc.	3-Month LIBOR -0.60%	12/31/2015	(643)	66
JPM	Halliburton Co.	3-Month LIBOR -0.60%	12/31/2015	(886)	107
JPM	Dollar Tree Inc.	3-Month LIBOR -0.40%	07/07/2015	(941)	(16)
JPM	Royal Dutch Shell Plc	3-Month LIBOR -0.38%	03/15/2016	(1,406)	221
JPM	M&T Bank Corp.	3-Month LIBOR -0.60%	10/31/2015	(1,630)	(77)
JPM	AT&T Inc.	3-Month LIBOR -0.60%	07/30/2015	(3,926)	(84)
					$217

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

Schedule of Over the Counter Total Return Swaps

Counterparty	Paying Return of Reference Entity	Rate Received by Fund	Expiration Date	Notional Amount(1)	Net Value of Reference Entities	Unrealized Appreciation / (Depreciation)
JNL Multi-Manager Alternative Fund
MSC	Equity Securities - Short†	Federal Funds Effective Rate	05/03/2017	(61,207)	$(58,624)	$2,524

†The following represents the individual short positions and related values of equity securities underlying the total return basket swap.

	Shares	Value
Equity Securities - Short
Consumer Discretionary
Aeropostale Inc.	(22)	$(36)
Amazon.com Inc.	(2)	(912)
Cabela’s Inc. -Class A	(15)	(745)
CarMax Inc.	(12)	(814)
Five Below Inc.	(4)	(170)
Gildan Activewear Inc.	(2)	(63)
KB Home	(28)	(465)
Lions Gate Entertainment Corp.	(22)	(811)
Men’s Wearhouse Inc.	(14)	(865)
MGM Resorts International Inc.	(35)	(644)
Michael Kors Holdings Ltd.	(14)	(572)
Restoration Hardware Holdings Inc.	(3)	(273)
Standard Pacific Corp.	(50)	(444)
Tesla Motors Inc.	(4)	(979)
Wynn Resorts Ltd.	(9)	(888)
Zulily Inc. -Class A	(19)	(245)
		(8,926)
Consumer Staples
Boston Beer Company Inc.	(1)	(130)
Coca-Cola Co.	(22)	(871)
Hain Celestial Group Inc.	(7)	(487)
Keurig Green Mountain Inc.	(8)	(621)
Nu Skin Enterprises Inc.	(9)	(415)
		(2,524)
Energy
Antero Resources Corp.	(9)	(306)
Bristow Group Inc.	(10)	(538)
Carbo Ceramics Inc.	(5)	(204)
Cheniere Energy Inc.	(6)	(416)
Chevron Corp.	(9)	(849)
ConocoPhillips Corp.	(12)	(725)
Diamond Offshore Drilling Inc.	(10)	(261)
Enbridge Inc.	(13)	(613)
Exxon Mobil Corp.	(11)	(882)
Laredo Petroleum Inc.	(42)	(531)
Oasis Petroleum Inc.	(29)	(453)
Patterson - UTI Energy Inc.	(8)	(149)
Pembina Pipeline Corp.	(18)	(591)
Pioneer Natural Resources Co.	(3)	(458)
Rice Energy Inc.	(25)	(525)
RPC Inc.	(5)	(68)
SemGroup Corp. -Class A	(11)	(906)
SM Energy Co.	(5)	(244)
Whiting Petroleum Corp.	(27)	(904)
		(9,624)
Financials
Alexander & Baldwin Inc.	(12)	(453)
American Realty Capital Properties Inc.	(99)	(804)
Arthur J. Gallagher & Co.	(7)	(312)
Artisan Partners Asset Management Inc.	(5)	(242)
Bank of the Ozarks Inc.	(6)	(270)
Brown & Brown Inc.	(24)	(772)
CBOE Holdings Inc.	(14)	(772)
Charles Schwab Corp.	(10)	(333)
Erie Indemnity Co.	(1)	(74)
Financial Engines Inc.	(16)	(667)
Home Bancshares Inc.	(3)	(106)
Howard Hughes Corp.	(6)	(904)
Intercontinental Exchange Inc.	(1)	(134)
Kennedy-Wilson Holdings Inc.	(34)	(834)
Markel Corp.	(1)	(913)
Mercury General Corp.	(1)	(61)
Mortgage Holdings Inc.	(6)	(97)
		(8,591)
Health Care
Acadia Healthcare Co Inc.	(8)	(619)
Akorn Inc.	(18)	(777)
Alnylam Pharmaceuticals Inc.	(2)	(252)
Athenahealth Inc.	(8)	(894)
Biogen Inc.	(2)	(856)
Brookdale Senior Living Inc.	(4)	(125)
Cooper Companies Inc.	(1)	(160)
Haemonetics Corp.	(2)	(87)
IDEXX Laboratories Inc.	(5)	(321)
Intercept Pharmaceuticals Inc.	(4)	(869)
Medidata Solutions Inc.	(3)	(136)
Puma Biotechnology Inc.	(6)	(724)
Seattle Genetics Inc.	(5)	(252)
Tenet Healthcare Corp.	(15)	(862)
Theravance Inc.	(35)	(629)
Walgreens Boots Alliance Inc.	(2)	(160)
		(7,723)
Industrials
Air Lease Corp.	(12)	(390)
Allegiant Travel Co.	(4)	(631)
Chart Industries Inc.	(9)	(311)
Healthcare Services Group Inc.	(8)	(264)
Kirby Corp.	(5)	(353)
MasTec Inc.	(24)	(479)
MRC Global Inc.	(30)	(460)
Precision Castparts Corp.	—	(70)
SolarCity Corp.	(15)	(780)
Spirit Airlines Inc.	(14)	(876)
WW Grainger Inc.	—	(59)
		(4,691)
Information Technology
3D Systems Corp.	(18)	(344)
Cognex Corp.	(1)	(63)
Commvault Systems Inc.	(13)	(551)
Cornerstone OnDemand Inc.	(15)	(512)
Cree Inc.	(23)	(606)
FEI Co.	(5)	(373)
Finisar Corp.	(16)	(282)
First Solar Inc.	(1)	(56)
Google Inc. -Class A	(2)	(864)
Guidewire Software Inc.	(4)	(206)
IPG Photonics Corp.	(5)	(460)
JDS Uniphase Corp.	(43)	(503)
Mastercard Inc. -Class A	(10)	(597)
Micron Technology Inc.	(18)	(341)
NetSuite Inc.	(8)	(697)
RealPage Inc.	(7)	(135)
SunEdison Inc.	(30)	(891)
SYNNEX Corp.	(8)	(556)
Take-Two Interactive Software Inc.	(15)	(422)
Twitter Inc.	(15)	(554)
Ubiquiti Networks Inc.	(11)	(348)
Ultimate Software Group Inc.	(2)	(263)
ViaSat Inc.	(14)	(820)
Workday Inc.	(9)	(649)
Zebra Technologies Corp.	(1)	(111)
		(11,505)
Materials
Allegheny Technologies Inc.	(2)	(54)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

Schedule of Over the Counter Total Return Basket Swaps

	Shares	Value
Materials (continued)
Carpenter Technology Corp.	(15)	$(596)
Franco-Nevada Corp.	(10)	(491)
Freeport-McMoRan Inc.	(11)	(203)
Goldcorp Inc.	(4)	(71)
H.B. Fuller Co.	(10)	(390)
Martin Marietta Materials Inc.	(5)	(693)
Platform Specialty Products Corp.	(16)	(409)
Silver Wheaton Corp.	(15)	(253)
W.R. Grace & Co.	(6)	(602)
Worthington Industries Inc.	(2)	(69)
		(3,831)
Telecommunication Services
Sprint Corp.	(170)	(775)
T-Mobile US Inc.	(3)	(116)
		(891)
Utilities
Dominion Resources Inc.	(2)	(154)
Dynegy Inc.	(6)	(164)
		(318)
Total Equity Securities - short		$(58,624)

Schedule of Over the Counter Non-Deliverable Bond Forward Contracts

Counterparty	Reference Obligation	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund
DUB	Republic of Colombia Treasury Bond, 7.75%, 09/18/2030	07/29/2015	COP	2,019,400	$3
DUB	Republic of Colombia Treasury Bond, 7.75%, 09/18/2030	07/13/2015	COP	1,708,000	(8)
DUB	Republic of Colombia Treasury Bond, 7.50%, 08/26/2026	07/29/2015	COP	2,777,900	6
DUB	Republic of Colombia Treasury Bond, 10.00%, 07/24/2024	07/13/2015	COP	601,400	(1)
DUB	Republic of Colombia Treasury Bond, 10.00%, 07/24/2024	07/13/2015	COP	1,913,300	(1)
DUB	Republic of Colombia Treasury Bond, 10.00%, 07/24/2024	07/22/2015	COP	4,531,100	(2)
DUB	Republic of Colombia Treasury Bond, 10.00%, 07/24/2014	07/22/2015	COP	1,611,200	(4)
					$(7)

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

(8)Payments delivered or received are based on the notional amount.

(9)Termination date generally reflects the expected completion date for the event driven investment opportunity.  The total return equity swap agreements expire 365 days after the effective date and are rolled over until the termination date.  Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

Summary of Investments by Country (as a percentage of total long-term investments)*:

	JNL/BlackRock Global Allocation Fund	JNL/Boston Partners Global Long Shorty Equity Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Ivy Asset Strategy Fund	JNL Multi- Manager Alternative Fund	JNL/Red Rocks Listed Private Equity Fund
Argentina	0.7%	—%	0.4%	—%	—%	—%
Australia	0.4	1.0	0.6	—	0.9	—
Austria	—	—	—	—	0.1	—
Belgium	—	—	0.1	1.3	1.0	4.7
Bermuda	—	1.0	0.3	1.3	—	2.3
Brazil	1.8	—	1.4	—	0.5	—
Canada	1.9	1.6	1.7	—	2.1	8.8
Chile	0.1	—	0.2	—	—	—
China	1.0	5.1	2.4	5.2	0.4	—
Colombia	0.1	—	0.2	—	0.6	—
Croatia	—	—	0.1	—	—	—
Denmark	0.1	—	1.9	—	0.4	3.6
European Union	0.4	—	—	—	—	—
Finland	—	—	0.6	—	0.4	—
France	2.9	5.6	1.4	—	1.6	10.0
Germany	1.7	4.2	2.6	1.5	1.3	5.7
Greece	—	—	0.1	—	0.1	—
Hong Kong	1.1	2.3	3.5	6.4	0.3	—
Hungary	0.1	—	0.9	—	—	—
India	0.8	—	1.8	2.5	—	—
Indonesia	0.5	—	0.4	—	—	—
Ireland	0.6	1.4	1.2	1.9	1.7	—
Israel	1.1	0.6	—	—	0.5	—
Italy	2.1	0.6	1.1	1.3	1.8	—
Jamaica	—	—	—	—	0.3	—
Japan	12.6	8.6	8.7	3.4	1.4	—
Jordan	—	—	0.1	—	—	—
Kazakhstan	0.1	—	—	—	—	—
Lithuania	—	—	0.1	—	—	—
Luxembourg	0.1	—	0.2	—	0.9	—
Macau	—	—	0.1	—	—	—
Malaysia	0.4	—	0.4	—	0.1	—
Mexico	2.3	—	2.7	—	1.4	—
Morocco	—	—	0.1	—	—	—
Netherlands	2.1	—	3.3	2.2	1.0	—
Norway	0.4	—	0.2	—	0.5	—
Philippines	—	—	—	—	0.4	—
Poland	0.5	—	1.6	—	0.5	—
Portugal	0.1	—	0.2	—	0.1	—
Russian Federation	—	—	0.9	—	0.2	—
Singapore	1.3	1.0	0.5	—	—	—
Slovenia	—	—	0.1	—	—	—
South Africa	—	—	0.9	—	1.5	4.4
South Korea	0.9	0.5	0.9	—	—	—
Spain	0.5	—	1.2	—	0.5	—
Sweden	0.3	—	1.3	1.2	0.2	2.9
Switzerland	2.0	4.1	3.2	—	1.0	4.2
Taiwan	0.3	0.6	1.2	1.0	—	—
Thailand	0.2	—	0.1	—	0.3	—
Turkey	0.2	—	0.4	—	0.2	—
United Arab Emirates	0.1	—	0.1	—	—	—
United Kingdom	6.2	11.5	4.4	7.6	4.2	33.8
United States	52.0	50.3	44.2	63.2	71.6	19.6
Total Long-Term Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

* The Funds presented in the table are those whose strategies included investment in non-U.S. securities as deemed significant by the Funds’ Adviser.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2015

	JNL/Alliance Bernstein Dynamic Asset Allocation Fund(h)	JNL/AQR Managed Futures Strategy Fund(h)	JNL/BlackRock Commodity Securities Strategy Fund(h)	JNL/BlackRock Global Allocation Fund(h)	JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund	JNL/Brookfield Global Infrastructure and MLP Fund
Assets
Investments - unaffiliated, at value (a) (d)	$18,816	$491,908	$842,800	$3,815,630	$1,373,720	$421,781	$1,128,196
Investments - affiliated, at value (b)	9,434	107,277	34,140	102,260	25,103	19,238	81,742
Total investments, at value (c)	28,250	599,185	876,940	3,917,890	1,398,823	441,019	1,209,938
Cash	4,523	3,731	22	10,320	2,507	149,712	151
Foreign currency (e)	20	71	218	8,207	—	43,467	—
Receivable for investments sold	1	—	1	7,252	3,388	1,784	16,235
Receivable for fund shares sold	785	289	842	3,995	1,182	68	942
Receivable from adviser	—	—	—	—	—	—	—
Receivable for dividends and interest	66	—	791	8,985	218	1,027	6,175
Receivable for variation margin on financial derivative instruments	19	4,699	—	114	—	—	—
Receivable for deposits with brokers and counterparties	461	37,244	—	18,527	—	790	—
Unrealized appreciation on forward foreign currency contracts	21	8,892	—	8,017	—	—	1
Unrealized appreciation on OTC swap agreements	—	—	—	1,407	—	1,026	—
OTC swap premiums paid	—	—	—	—	—	—	—
Other assets	—	—	4	13	5	1	5
Total assets	34,146	654,111	878,818	3,984,727	1,406,123	638,894	1,233,447
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Payable for advisory fees	19	494	459	2,164	691	448	774
Payable for administrative fees	4	106	108	455	115	56	147
Payable for 12b-1 fee (Class A)	2	35	48	203	78	25	65
Payable for investment securities purchased	754	—	—	162,582	3,652	3,448	7,166
Payable for fund shares redeemed	1,002	799	1,047	3,227	1,044	221	2,360
Payable for dividends on securities sold short	—	—	—	5	—	134	—
Payable for interest expense and brokerage charges	—	—	—	—	—	101	—
Payable for trustee fees	—	19	42	42	31	2	12
Payable for other expenses	—	2	3	44	4	56	4
Payable for variation margin on financial derivative instruments	28	7,203	—	1,281	—	—	—
Payable for deposits from counterparties	—	3,590	—	33,011	—	—	—
Deferred foreign capital gains tax liability	—	—	—	3	—	—	—
Investment in securities sold short, at value (f)	—	—	—	1,411	—	182,547	—
Options written, at value (g)	—	—	—	12,072	—	289	—
Unrealized depreciation on forward foreign currency contracts	22	11,156	—	2,375	—	—	—
Unrealized depreciation on OTC swap agreements	—	6,203	—	217	—	280	—
OTC swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	502	—	12,423	95,029	10,260	893	66,451
Total liabilities	2,333	29,607	14,130	314,121	15,875	188,500	76,979
Net assets	$31,813	$624,504	$864,688	$3,670,606	$1,390,248	$450,394	$1,156,468
Net assets consist of:
Paid-in capital	$31,456	$593,465	$950,865	$3,267,834	$1,064,110	$434,744	$1,111,675
Undistributed (excess of distributions over) net investment income (loss)	(66)	4,511	5,178	70,030	(1,653)	272	26,939
Accumulated net realized gain (loss)	665	39,898	(64,825)	274,023	131,414	(3,536)	49,568
Net unrealized appreciation (depreciation) on investments and foreign currency	(242)	(13,370)	(26,530)	58,719	196,377	18,914	(31,714)
	$31,813	$624,504	$864,688	$3,670,606	$1,390,248	$450,394	$1,156,468
Class A
Net assets	$31,813	$624,244	$863,932	$3,670,364	$1,389,793	$450,394	$1,156,231
Shares outstanding (no par value), unlimited shares authorized	3,058	60,706	93,680	292,372	46,641	43,634	79,948
Net asset value per share	$10.40	$10.28	$9.22	$12.55	$29.80	$10.32	$14.46
Class B
Net assets	N/A	$260	$756	$242	$455	N/A	$237
Shares outstanding (no par value), unlimited shares authorized	N/A	25	81	19	15	N/A	16
Net asset value per share	N/A	$10.32	$9.32	$12.65	$30.65	N/A	$14.55

(a) Investments - unaffiliated, at cost	$18,935	$491,876	$869,327	$3,763,758	$1,177,343	$405,944	$1,159,957
(b) Investments - affiliated, at cost	9,434	107,277	34,140	104,580	25,103	19,238	81,742
(c) Total investments, at cost	$28,369	$599,153	$903,467	$3,868,338	$1,202,446	$425,182	$1,241,699
(d) Including value of securities on loan	$494	$—	$10,506	$92,139	$10,101	$828	$62,292
(e) Foreign currency, at cost	19	73	220	8,232	—	43,565	—
(f) Proceeds from securities sold short	—	—	—	1,553	—	184,667	—
(g) Premiums from options written	—	—	—	14,924	—	592	—
(h) Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Global Growth Fund
Assets
Investments - unaffiliated, at value (a) (d)	$480,558	$433,645	$753,118	$1,450,522	$147,343	$478,143	$1,137,908
Investments - affiliated, at value (b)	36,488	31,899	4,060	97,387	4,035	8,411	71,769
Total investments, at value (c)	517,046	465,544	757,178	1,547,909	151,378	486,554	1,209,677
Cash	9	18	617	—	119	—	—
Foreign currency (e)	61	140	—	—	397	3,296	71
Receivable for investments sold	8,236	—	10	12,810	51	3,046	1,670
Receivable for fund shares sold	422	2,335	826	1,013	82	564	481
Receivable from adviser	—	—	48	—	—	—	—
Receivable for dividends and interest	2,178	817	699	267	1,156	4,014	2,125
Receivable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	264	—	—	—	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums paid	—	—	—	—	—	—	—
Other assets	2	2	3	4	1	18	5
Total assets	528,218	468,856	759,381	1,562,003	153,184	497,492	1,214,029
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Foreign currency overdraft (e)	—	—	—	—	—	—	—
Payable for advisory fees	269	271	359	805	112	369	644
Payable for administrative fees	61	57	62	120	19	82	149
Payable for 12b-1 fee (Class A)	28	25	42	81	8	27	67
Payable for investment securities purchased	19,855	5,589	—	19,032	2,816	2,589	1,974
Payable for fund shares redeemed	292	462	1,433	1,504	2,222	1,608	2,059
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	18	17	14	36	5	12	29
Payable for other expenses	8	9	2	5	15	28	6
Payable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Deferred foreign capital gains tax liability	3	—	—	—	—	359	—
Investment in forward sales commitments, at value (f)	—	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	283	—	—	—	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	9,867	4,640	5,842	81,648	1,347	3,851	26,077
Total liabilities	30,684	11,070	7,754	103,231	6,544	8,925	31,005
Net assets	$497,534	$457,786	$751,627	$1,458,772	$146,640	$488,567	$1,183,024
Net assets consist of:
Paid-in capital	$417,958	$342,053	$575,597	$946,671	$147,282	$434,211	$1,002,706
Undistributed (excess of distributions over) net investment income (loss)	6,122	5,908	10,237	(4,188)	3,583	7,028	40,088
Accumulated net realized gain (loss)	33,486	25,361	32,866	202,780	2,596	9,462	57,577
Net unrealized appreciation (depreciation) on investments and foreign currency	39,968	84,464	132,927	313,509	(6,821)	37,866	82,653
	$497,534	$457,786	$751,627	$1,458,772	$146,640	$488,567	$1,183,024
Class A
Net assets	$496,984	$457,364	$751,277	$1,457,721	$146,422	$488,215	$1,182,508
Shares outstanding (no par value), unlimited shares authorized	42,766	13,555	64,829	49,714	18,402	57,081	103,683
Net asset value per share	$11.62	$33.74	$11.59	$29.32	$7.96	$8.55	$11.41
Class B
Net assets	$550	$422	$350	$1,051	$218	$352	$516
Shares outstanding (no par value), unlimited shares authorized	46	12	29	35	27	41	45
Net asset value per share	$11.94	$34.12	$12.19	$30.19	$7.99	$8.62	$11.46

(a) Investments - unaffiliated, at cost	$440,549	$349,178	$620,208	$1,137,657	$153,950	$439,923	$1,055,241
(b) Investments - affiliated, at cost	36,488	31,899	4,060	97,387	4,035	8,411	71,769
(c) Total investments, at cost	$477,037	$381,077	$624,268	$1,235,044	$157,985	$448,334	$1,127,010
(d) Including value of securities on loan	$9,610	$4,406	$5,854	$83,645	$1,273	$3,606	$25,439
(e) Foreign currency, at cost	61	141	—	—	397	3,295	71
(f) Proceeds from forward sales commitments	—	—	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
Assets
Investments - unaffiliated, at value (a) (d)	$1,645,530	$2,429,646	$505,887	$1,166,807	$1,076,008	$1,240,169	$510,994
Investments - affiliated, at value (b)	394,912	344,971	44,258	92,642	102,631	9,722	5,374
Total investments, at value (c)	2,040,442	2,774,617	550,145	1,259,449	1,178,639	1,249,891	516,368
Cash	12,594	311	—	128	—	30,864	18,838
Foreign currency (e)	49,835	12,561	1,385	543	69	40	1,853
Receivable for investments sold	276	23,247	263	257	7,532	105,030	1,358
Receivable for fund shares sold	1,278	3,597	501	1,446	558	1,496	248
Receivable from adviser	41	—	—	—	—	—	3
Receivable for dividends and interest	19,027	21,471	907	2,898	793	7,301	10,217
Receivable for variation margin on financial derivative instruments	238	—	—	—	—	833	66
Receivable for deposits with brokers and counterparties	13,465	—	—	—	—	8,592	4,450
Unrealized appreciation on forward foreign currency contracts	111,505	—	—	1,681	—	1,483	2,234
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	165	2,103
OTC swap premiums paid	—	—	—	—	—	1	—
Other assets	8	10	2	4	4	4	2
Total assets	2,248,709	2,835,814	553,203	1,266,406	1,187,595	1,405,700	557,740
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Foreign currency overdraft (e)	—	—	—	—	—	—	—
Payable for advisory fees	1,261	1,359	416	753	738	523	320
Payable for administrative fees	263	219	66	104	96	93	66
Payable for 12b-1 fee (Class A)	116	146	29	70	64	61	30
Payable for investment securities purchased	338	—	429	10,561	7,501	248,348	8,732
Payable for fund shares redeemed	1,900	4,526	465	2,058	799	1,370	321
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	24	61	10	32	22	45	24
Payable for other expenses	30	8	12	4	4	6	52
Payable for variation margin on financial derivative instruments	19	—	—	—	—	326	16
Payable for deposits from counterparties	33,448	—	—	—	—	—	—
Deferred foreign capital gains tax liability	—	—	—	—	—	—	—
Investment in forward sales commitments, at value (f)	—	—	—	—	—	26,337	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	36,228	—	—	2,855	—	1,571	2,978
Unrealized depreciation on OTC swap agreements	12,066	—	—	—	—	1,070	5,997
OTC swap premiums received	—	—	—	—	—	80	148
Payable upon return of securities loaned	51,116	219,388	20,340	3,342	27,012	3,886	—
Total liabilities	136,809	225,707	21,767	19,779	36,236	283,716	18,684
Net assets	$2,111,900	$2,610,107	$531,436	$1,246,627	$1,151,359	$1,121,984	$539,056
Net assets consist of:
Paid-in capital	$2,116,461	$2,441,616	$450,967	$913,076	$872,002	$1,094,733	$670,262
Undistributed (excess of distributions over) net investment income (loss)	94,103	162,647	9,015	43,773	5,310	30,896	10,654
Accumulated net realized gain (loss)	34,840	(44,040)	36,422	108,103	111,407	(9,716)	(54,849)
Net unrealized appreciation (depreciation) on investments and foreign currency	(133,504)	49,884	35,032	181,675	162,640	6,071	(87,011)
	$2,111,900	$2,610,107	$531,436	$1,246,627	$1,151,359	$1,121,984	$539,056
Class A
Net assets	$2,111,588	$2,609,522	$531,133	$1,246,071	$1,150,869	$1,121,550	$538,878
Shares outstanding (no par value), unlimited shares authorized	184,119	224,634	51,110	99,670	74,969	95,260	53,473
Net asset value per share	$11.47	$11.62	$10.39	$12.50	$15.35	$11.77	$10.08
Class B
Net assets	$312	$585	$303	$556	$490	$434	$178
Shares outstanding (no par value), unlimited shares authorized	27	52	29	44	32	36	18
Net asset value per share	$11.53	$11.20	$10.49	$12.62	$15.37	$11.97	$10.17

(a) Investments - unaffiliated, at cost	$1,844,794	$2,379,607	$470,847	$983,971	$913,368	$1,234,471	$593,661
(b) Investments - affiliated, at cost	394,912	344,971	44,258	92,642	102,631	9,722	5,374
(c) Total investments, at cost	$2,239,706	$2,724,578	$515,105	$1,076,613	$1,015,999	$1,244,193	$599,035
(d) Including value of securities on loan	$49,262	$213,474	$19,214	$3,115	$26,122	$3,831	$—
(e) Foreign currency, at cost	49,906	12,708	1,397	545	69	40	1,852
(f) Proceeds from forward sales commitments	—	—	—	—	—	26,328	—
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund
Assets
Investments - unaffiliated, at value (a) (d)	$1,258,323	$496,714	$55,995	$1,990,591	$1,550,063	$1,088,024	$598,214
Investments - affiliated, at value (b)	7,685	3,241	4,673	18,063	143,032	13,643	12,888
Total investments, at value (c)	1,266,008	499,955	60,668	2,008,654	1,693,095	1,101,667	611,102
Cash	5,762	—	—	9,563	2,509	163	481
Foreign currency (e)	—	—	—	1,649	2,671	—	—
Receivable for investments sold	8,165	2,758	—	17,694	—	2,221	2,172
Receivable for fund shares sold	1,351	1,604	357	1,593	1,937	709	879
Receivable from adviser	17	—	—	—	—	—	—
Receivable for dividends and interest	2,172	643	59	7,288	4,987	623	1,038
Receivable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	5	23	1	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums paid	—	—	—	—	—	—	—
Other assets	4	1	—	8	5	4	2
Total assets	1,283,479	504,961	61,089	2,046,472	1,705,205	1,105,387	615,674
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Foreign currency overdraft (e)	—	—	—	—	—	—	—
Payable for advisory fees	755	257	41	1,199	873	605	340
Payable for administrative fees	108	47	8	257	212	91	51
Payable for 12b-1 fee (Class A)	70	22	3	113	94	62	34
Payable for investment securities purchased	11,594	1,022	293	24,559	17,600	—	3,371
Payable for fund shares redeemed	1,755	732	241	2,178	2,158	694	861
Payable for dividends on securities sold short	—	84	—	—	—	—	—
Payable for interest expense and brokerage charges	—	79	—	—	—	—	—
Payable for trustee fees	31	7	—	40	37	42	14
Payable for other expenses	3	2	—	8	19	3	2
Payable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Deferred foreign capital gains tax liability	—	—	—	—	—	—	—
Investment in securities sold short, at value (f)	—	105,748	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	24	10	—	38
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	856	7,078	—	—	—	—	24
Total liabilities	15,172	115,078	586	28,378	21,003	1,497	4,735
Net assets	$1,268,307	$389,883	$60,503	$2,018,094	$1,684,202	$1,103,890	$610,939
Net assets consist of:
Paid-in capital	$1,107,418	$319,400	$62,750	$1,788,148	$1,488,159	$771,132	$514,243
Undistributed (excess of distributions over) net investment income (loss)	5,231	554	305	53,717	36,457	(584)	2,821
Accumulated net realized gain (loss)	120,105	47,171	6	117,855	29,362	178,050	33,595
Net unrealized appreciation (depreciation) on investments and foreign currency	35,553	22,758	(2,558)	58,374	130,224	155,292	60,280
	$1,268,307	$389,883	$60,503	$2,018,094	$1,684,202	$1,103,890	$610,939
Class A
Net assets	$1,243,641	$389,676	$60,503	$2,017,102	$1,683,505	$1,102,936	$610,641
Shares outstanding (no par value), unlimited shares authorized	106,814	31,664	6,290	191,424	127,854	72,369	35,623
Net asset value per share	$11.64	$12.31	$9.62	$10.54	$13.17	$15.24	$17.14
Class B
Net assets	$24,666	$207	N/A	$992	$697	$954	$298
Shares outstanding (no par value), unlimited shares authorized	2,109	17	N/A	93	50	62	17
Net asset value per share	$11.70	$12.43	N/A	$10.68	$13.84	$15.46	$17.34

(a) Investments - unaffiliated, at cost	$1,222,984	$469,905	$58,558	$1,937,170	$1,419,818	$932,732	$537,905
(b) Investments - affiliated, at cost	7,685	3,241	4,673	18,063	143,032	13,643	12,888
(c) Total investments, at cost	$1,230,669	$473,146	$63,231	$1,955,233	$1,562,850	$946,375	$550,793
(d) Including value of securities on loan	$845	$6,851	$—	$—	$—	$—	$23
(e) Foreign currency, at cost	—	—	—	1,650	2,705	—	—
(f) Proceeds from securities sold short	—	101,696	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund(h)	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Mellon Capital Emerging Markets Index Fund
Assets
Investments - unaffiliated, at value (a) (d)	$1,238,934	$2,801,067	$692,419	$1,613,498	$1,274,782	$1,202,189	$986,940
Investments - affiliated, at value (b)	53,304	75,766	15,877	65,592	43,635	29,949	32,405
Total investments, at value (c)	1,292,238	2,876,833	708,296	1,679,090	1,318,417	1,232,138	1,019,345
Cash	316	1,388	—	531	62	559	—
Foreign currency (e)	—	483	1,260	—	—	243	2,215
Receivable for investments sold	8,421	—	3,582	92,064	28	2,475	—
Receivable for fund shares sold	2,916	1,363	945	3,857	2,638	1,065	656
Receivable from adviser	10	—	—	—	—	8	11
Receivable for dividends and interest	466	6,076	2,504	287	5,387	6,361	5,385
Receivable for variation margin on financial derivative instruments	—	—	—	—	—	—	406
Unrealized appreciation on forward foreign currency contracts	—	1,057	1,544	—	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums paid	—	—	—	—	—	—	—
Other assets	4	11	2	5	5	4	3
Total assets	1,304,371	2,887,211	718,133	1,775,834	1,326,537	1,242,853	1,028,021
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Foreign currency overdraft (e)	—	—	—	—	—	—	—
Payable for advisory fees	815	2,008	386	842	419	894	312
Payable for administrative fees	101	356	90	135	108	155	125
Payable for 12b-1 fee (Class A)	69	158	40	91	72	68	56
Payable for investment securities purchased	33,574	52,732	—	101,262	—	70	—
Payable for fund shares redeemed	2,478	3,617	550	3,029	1,564	1,889	1,914
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	14	58	31	26	50	49	10
Payable for other expenses	3	9	17	4	4	25	112
Payable for variation margin on financial derivative instruments	—	1,006	—	—	—	—	—
Deferred foreign capital gains tax liability	—	—	—	—	—	488	—
Investment in forward sales commitments, at value (f)	—	—	—	—	—	—	—
Options written, at value (g)	—	12,741	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	1,414	1,445	—	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	28,537	758	—	21,991	—	4,852	10,222
Total liabilities	65,591	74,857	2,559	127,380	2,217	8,490	12,751
Net assets	$1,238,780	$2,812,354	$715,574	$1,648,454	$1,324,320	$1,234,363	$1,015,270
Net assets consist of:
Paid-in capital	$917,033	$2,408,487	$848,507	$1,120,900	$1,238,201	$1,301,036	$1,036,112
Undistributed (excess of distributions over) net investment income (loss)	(1,923)	26,978	36,599	(1,825)	44,056	41,514	22,312
Accumulated net realized gain (loss)	117,367	216,336	(182,068)	271,934	(2,816)	(41,637)	(21,569)
Net unrealized appreciation (depreciation) on investments and foreign currency	206,303	160,553	12,536	257,445	44,879	(66,550)	(21,585)
	$1,238,780	$2,812,354	$715,574	$1,648,454	$1,324,320	$1,234,363	$1,015,270
Class A
Net assets	$1,237,884	$2,811,621	$714,782	$1,648,106	$1,323,692	$1,233,868	$1,015,196
Shares outstanding (no par value), unlimited shares authorized	55,836	206,403	91,494	46,730	98,667	124,970	101,856
Net asset value per share	$22.17	$13.62	$7.81	$35.27	$13.42	$9.87	$9.97
Class B
Net assets	$896	$733	$792	$348	$628	$495	$74
Shares outstanding (no par value), unlimited shares authorized	39	54	99	10	45	50	7
Net asset value per share	$22.78	$13.70	$8.00	$35.78	$14.06	$9.94	$10.02

(a) Investments - unaffiliated, at cost	$1,032,699	$2,632,462	$679,979	$1,356,053	$1,229,903	$1,268,256	$1,008,313
(b) Investments - affiliated, at cost	53,304	75,766	15,877	65,592	43,635	29,949	32,405
(c) Total investments, at cost	$1,086,003	$2,708,228	$695,856	$1,421,645	$1,273,538	$1,298,205	$1,040,718
(d) Including value of securities on loan	$28,148	$739	$—	$22,456	$—	$6,036	$9,537
(e) Foreign currency, at cost	—	485	1,255	—	—	241	2,229
(f) Proceeds from forward sales commitments	—	—	—	—	—	—	—
(g) Premiums from options written	—	6,392	—	—	—	—	—
(h) Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Pacific Rim 30 Fund	JNL/Mellon Capital S&P 500 Index Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Capital International Index Fund	JNL/Mellon Capital Bond Index Fund
Assets
Investments - unaffiliated, at value (a) (d)	$450,494	$248,513	$4,403,426	$2,022,772	$1,881,886	$2,303,809	$1,022,841
Investments - affiliated, at value (b)	1,946	—	96,127	163,532	276,230	110,745	79,806
Total investments, at value (c)	452,440	248,513	4,499,553	2,186,304	2,158,116	2,414,554	1,102,647
Cash	—	—	394	5	15	—	245
Foreign currency (e)	124	668	—	—	2	1,986	—
Receivable for investments sold	—	8,568	725	26,083	183,271	—	29,087
Receivable for fund shares sold	1,916	497	5,669	2,063	1,540	2,570	2,217
Receivable from adviser	—	—	36	—	—	—	—
Receivable for dividends and interest	806	216	4,877	1,914	2,174	7,988	6,295
Receivable for variation margin on financial derivative instruments	—	—	73	65	187	55	—
Unrealized appreciation on forward foreign currency contracts	—	4	—	—	—	329	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums paid	—	—	—	—	—	—	—
Other assets	1	1	15	7	7	8	3
Total assets	455,287	258,467	4,511,342	2,216,441	2,345,312	2,427,490	1,140,494
Liabilities
Cash overdraft	—	383	—	—	—	—	—
Foreign currency overdraft (e)	—	—	—	—	—	—	—
Payable for advisory fees	108	61	849	427	394	504	229
Payable for administrative fees	73	40	359	174	160	299	84
Payable for 12b-1 fee (Class A)	25	14	238	116	106	131	56
Payable for investment securities purchased	1,985	9,010	3,610	16,799	180,840	281	79,337
Payable for fund shares redeemed	388	676	43,138	19,325	14,940	21,887	6,556
Payable for interest on forward sales commitments	—	—	—	—	—	—	9
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	3	3	98	43	64	65	54
Payable for other expenses	1	1	439	208	64	234	2
Payable for variation margin on financial derivative instruments	—	—	—	7	—	431	—
Deferred foreign capital gains tax liability	—	—	—	—	—	—	—
Investment in forward sales commitments, at value (f)	—	—	—	—	—	—	3,575
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	2	—	—	—	245	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	—	—	192,729	97,892	230,749	49,352	24,207
Total liabilities	2,583	10,190	241,460	134,991	427,317	73,429	114,109
Net assets	$452,704	$248,277	$4,269,882	$2,081,450	$1,917,995	$2,354,061	$1,026,385
Net assets consist of:
Paid-in capital	$452,567	$214,615	$3,071,777	$1,546,575	$1,411,246	$2,084,342	$995,610
Undistributed (excess of distributions over) net investment income (loss)	17,607	6,714	37,950	14,238	11,127	38,369	18,338
Accumulated net realized gain (loss)	(8,874)	13,225	27,632	106,082	117,128	(35,373)	3,148
Net unrealized appreciation (depreciation) on investments and foreign currency	(8,596)	13,723	1,132,523	414,555	378,494	266,723	9,289
	$452,704	$248,277	$4,269,882	$2,081,450	$1,917,995	$2,354,061	$1,026,385
Class A
Net assets	$452,514	$247,996	$4,265,202	$2,080,092	$1,906,244	$2,330,380	$1,024,992
Shares outstanding (no par value), unlimited shares authorized	34,345	16,148	246,895	105,347	104,395	166,315	87,436
Net asset value per share	$13.18	$15.36	$17.28	$19.75	$18.26	$14.01	$11.72
Class B
Net assets	$190	$281	$4,680	$1,358	$11,751	$23,681	$1,393
Shares outstanding (no par value), unlimited shares authorized	14	18	266	68	635	1,630	115
Net asset value per share	$13.29	$15.49	$17.62	$20.03	$18.51	$14.53	$12.11

(a) Investments - unaffiliated, at cost	$459,080	$234,788	$3,273,639	$1,609,602	$1,505,980	$2,041,451	$1,013,546
(b) Investments - affiliated, at cost	1,946	—	93,099	163,532	276,230	105,743	79,806
(c) Total investments, at cost	$461,026	$234,788	$3,366,738	$1,773,134	$1,782,210	$2,147,194	$1,093,352
(d) Including value of securities on loan	$—	$—	$189,219	$95,213	$230,673	$46,467	$23,708
(e) Foreign currency, at cost	124	669	—	—	2	1,976	—
(f) Proceeds from forward sales commitments	—	—	—	—	—	—	3,569
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	JNL/Mellon Capital Utilities Sector Fund	JNL/Morgan Stanley Mid Cap Growth Fund	JNL Multi- Manager Alternative Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/ Oppenheimer Emerging Markets Innovator Fund	JNL/ Oppenheimer Global Growth Fund
Assets
Investments - unaffiliated, at value (a) (d)	$112,618	$44,215	$233,890	$413,268	$1,071,180	$88,992	$1,503,667
Investments - affiliated, at value (b)	7,267	905	11,483	126,873	42,450	13,487	25,123
Total investments, at value (c)	119,885	45,120	245,373	540,141	1,113,630	102,479	1,528,790
Cash	—	99	—	45,217	4,483	100	5,420
Foreign currency (e)	—	—	—	6,696	351	5	2,513
Receivable for investments sold	—	—	—	10,089	14,516	544	76
Receivable for fund shares sold	931	20	160	269	2,844	28	1,263
Receivable from adviser	—	—	—	183	—	—	—
Receivable for dividends and interest	52	100	50	1,585	5,267	90	1,002
Receivable for variation margin on financial derivative instruments	—	—	—	161	761	—	—
Receivable for deposits with brokers and counterparties	—	—	—	49,400	1,282	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	1,392	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	3,785	—	—	—
OTC swap premiums paid	—	—	—	—	—	—	—
Other assets	—	—	1	—	3	—	4
Total assets	120,868	45,339	245,584	658,918	1,143,137	103,246	1,539,068
Liabilities
Cash overdraft	—	—	260	—	—	—	—
Foreign currency overdraft (e)	—	—	—	—	—	—	—
Payable for advisory fees	31	13	149	802	392	84	782
Payable for administrative fees	14	6	30	91	101	12	190
Payable for 12b-1 fee (Class A)	6	2	13	31	45	5	85
Payable for investment securities purchased	—	438	—	24,811	273,158	2	73
Payable for fund shares redeemed	28	171	86	231	1,148	37	772
Payable for dividends on securities sold short	—	—	—	94	—	—	—
Payable for interest expense and brokerage charges	—	—	—	64	—	—	—
Payable for trustee fees	1	—	2	1	6	—	34
Payable for other expenses	13	2	2	20	2	1	25
Payable for variation margin on financial derivative instruments	—	—	—	74	147	—	—
Deferred foreign capital gains tax liability	—	—	—	—	—	—	—
Investment in securities sold short, at value (f)	—	—	—	64,456	—	—	—
Options written, at value (g)	—	—	—	498	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	265	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	2,182	—	—	—
OTC swap premiums received	—	—	—	35	—	—	—
Payable upon return of securities loaned	7,214	576	4,889	3,182	41,209	8,395	6,634
Total liabilities	7,307	1,208	5,431	96,837	316,208	8,536	8,595
Net assets	$113,561	$44,131	$240,153	$562,081	$826,929	$94,710	$1,530,473
Net assets consist of:
Paid-in capital	$84,642	$45,311	$219,586	$572,920	$802,029	$98,666	$1,141,670
Undistributed (excess of distributions over) net investment income (loss)	504	1,286	(861)	(224)	22,513	140	22,815
Accumulated net realized gain (loss)	23,708	1,026	11,146	(354)	14,498	(317)	70,052
Net unrealized appreciation (depreciation) on investments and foreign currency	4,707	(3,492)	10,282	(10,261)	(12,111)	(3,779)	295,936
	$113,561	$44,131	$240,153	$562,081	$826,929	$94,710	$1,530,473
Class A
Net assets	$113,394	$44,131	$240,014	$562,081	$826,786	$94,710	$1,529,341
Shares outstanding (no par value), unlimited shares authorized	8,882	4,178	18,114	57,318	75,364	9,896	97,632
Net asset value per share	$12.77	$10.56	$13.25	$9.81	$10.97	$9.57	$15.66
Class B
Net assets	$167	N/A	$139	N/A	$143	N/A	$1,132
Shares outstanding (no par value), unlimited shares authorized	13	N/A	10	N/A	13	N/A	71
Net asset value per share	$12.82	N/A	$13.32	N/A	$11.03	N/A	$15.90

(a) Investments - unaffiliated, at cost	$107,911	$47,707	$223,608	$426,990	$1,084,689	$92,772	$1,207,668
(b) Investments - affiliated, at cost	7,267	905	11,483	126,873	42,450	13,487	25,123
(c) Total investments, at cost	$115,178	$48,612	$235,091	$553,863	$1,127,139	$106,259	$1,232,791
(d) Including value of securities on loan	$7,063	$560	$4,792	$3,730	$40,435	$8,626	$6,493
(e) Foreign currency, at cost	—	—	—	6,705	421	5	2,556
(f) Proceeds from securities sold short	—	—	—	65,322	—	—	—
(g) Premiums from options written	—	—	—	466	—	—	—

See accompanying Notes to Financial Statements.

	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund
Assets
Investments - unaffiliated, at value (a) (d)	$2,545,416	$5,408,097	$1,645,595	$3,021,657	$369,481	$373,580	$192,316
Investments - affiliated, at value (b)	8,002	44,895	—	17,689	3,097	3,737	670
Total investments, at value (c)	2,553,418	5,452,992	1,645,595	3,039,346	372,578	377,317	192,986
Cash	2,516	1,886	11,176	10,822	84	101	135
Foreign currency (e)	2,491	12,716	—	—	—	—	—
Receivable for investments sold	35,000	985,369	21,308	26,530	—	—	—
Receivable for fund shares sold	1,819	4,614	2,617	2,281	486	951	460
Receivable for treasury roll transactions	704,364	—	—	—	—	—	—
Receivable from adviser	—	58	—	—	18	19	—
Receivable for dividends and interest	9,754	28,650	7,782	42,008	432	218	333
Receivable for variation margin on financial derivative instruments	450	2,673	6	70	—	—	—
Receivable for deposits with brokers and counterparties	3,591	2,856	230	2,809	—	—	—
Unrealized appreciation on forward foreign currency contracts	5,254	58,797	—	—	—	—	—
Unrealized appreciation on OTC swap agreements	1,474	903	—	—	—	—	—
OTC swap premiums paid	784	621	—	—	—	—	—
Other assets	7	16	7	10	1	1	1
Total assets	3,320,922	6,552,151	1,688,721	3,123,876	373,599	378,607	193,915
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Foreign currency overdraft (e)	—	—	—	—	—	—	—
Payable for advisory fees	689	1,841	802	1,025	229	232	90
Payable for administrative fees	140	371	196	237	31	31	16
Payable for 12b-1 fee (Class A)	94	245	87	156	20	20	11
Payable for investment securities purchased	23,771	1,926,574	93,920	40,915	1,843	2,571	—
Payable for fund shares redeemed	2,656	6,677	1,759	2,983	435	301	181
Payable for treasury roll transactions	1,549,721	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	84	165	21	62	6	4	8
Payable for other expenses	24	63	40	9	2	1	1
Payable for variation margin on financial derivative instruments	757	1,174	—	12	—	—	—
Payable for deposits from counterparties	3,190	38,222	—	—	—	—	—
Deferred foreign capital gains tax liability	—	—	—	—	—	—	—
Investment in forward sales commitments, at value (f)	—	—	—	—	—	—	—
Options written, at value (g)	4,385	5,988	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	8,813	35,467	—	—	—	—	—
Unrealized depreciation on OTC swap agreements	10,934	456	—	—	—	—	—
OTC swap premiums received	968	2,246	—	—	—	—	—
Payable upon return of securities loaned	8,002	44,895	—	254,916	5,463	—	—
Total liabilities	1,614,228	2,064,384	96,825	300,315	8,029	3,160	307
Net assets	$1,706,694	$4,487,767	$1,591,896	$2,823,561	$365,570	$375,447	$193,608
Net assets consist of:
Paid-in capital	$1,945,273	$4,449,386	$1,546,711	$2,856,169	$260,355	$343,980	$224,422
Undistributed (excess of distributions over) net investment income (loss)	44,600	14,983	86,619	83,870	3,946	891	1,700
Accumulated net realized gain (loss)	(217,217)	18,458	(6,800)	(2,880)	59,246	3,396	(60,277)
Net unrealized appreciation (depreciation) on investments and foreign currency	(65,962)	4,940	(34,634)	(113,598)	42,023	27,180	27,763
	$1,706,694	$4,487,767	$1,591,896	$2,823,561	$365,570	$375,447	$193,608
Class A
Net assets	$1,705,941	$4,469,347	$1,591,896	$2,810,911	$365,299	$364,115	$192,441
Shares outstanding (no par value), unlimited shares authorized	163,747	353,774	146,005	411,184	22,963	30,493	9,996
Net asset value per share	$10.42	$12.63	$10.90	$6.84	$15.91	$11.94	$19.25
Class B
Net assets	$753	$18,420	$ N/A	$12,650	$271	$11,332	$1,167
Shares outstanding (no par value), unlimited shares authorized	72	1,361	N/A	1,624	17	944	60
Net asset value per share	$10.52	$13.53	$ N/A	$7.79	$16.00	$12.00	$19.34

(a) Investments - unaffiliated, at cost	$2,600,362	$5,430,023	$1,680,346	$3,136,240	$327,458	$346,400	$164,553
(b) Investments - affiliated, at cost	8,002	44,895	—	17,689	3,097	3,737	670
(c) Total investments, at cost	$2,608,364	$5,474,918	$1,680,346	$3,153,929	$330,555	$350,137	$165,223
(d) Including value of securities on loan	$7,825	$43,167	$—	$278,589	$5,321	$—	$—
(e) Foreign currency, at cost	2,507	12,785	—	—	—	—	—
(f) Proceeds from forward sales commitments	—	—	—	—	—	—	—
(g) Premiums from options written	5,187	10,316	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P International 5 Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Mid 3 Fund	JNL/S&P Total Yield Fund
Assets
Investments - unaffiliated, at value (a) (d)	$725,410	$3,084,771	$4,509,832	$163,834	$2,800,579	$536,925	$2,018,177
Investments - affiliated, at value (b)	24,209	141,108	44,356	941	135,262	19,970	76,125
Total investments, at value (c)	749,619	3,225,879	4,554,188	164,775	2,935,841	556,895	2,094,302
Cash	105	—	—	349	—	—	—
Foreign currency (e)	—	—	—	223	—	—	—
Receivable for investments sold	336	—	—	—	—	7,557	—
Receivable for fund shares sold	602	3,114	6,706	622	1,814	1,320	5,084
Receivable from adviser	—	—	—	—	—	—	—
Receivable for dividends and interest	2,180	1,346	7,456	572	3,882	288	3,884
Receivable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	1	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums paid	—	—	—	—	—	—	—
Other assets	3	11	16	—	10	1	7
Total assets	752,845	3,230,350	4,568,366	166,542	2,941,547	566,061	2,103,277
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Foreign currency overdraft (e)	—	—	—	—	—	—	—
Payable for advisory fees	511	903	1,318	61	840	221	612
Payable for administrative fees	93	253	371	21	235	44	170
Payable for 12b-1 fee (Class A)	42	169	247	9	157	30	113
Payable for investment securities purchased	95	10,044	—	1,188	14,879	12,821	8,419
Payable for fund shares redeemed	1,541	1,212	8,347	246	1,344	365	6,137
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	22	36	66	1	34	2	25
Payable for other expenses	10	9	14	—	8	1	6
Payable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Deferred foreign capital gains tax liability	—	—	—	—	—	—	—
Investment in forward sales commitments, at value (f)	—	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	653	184,801	137,616	—	112,178	14,060	63,707
Total liabilities	2,967	197,427	147,979	1,526	129,675	27,544	79,189
Net assets	$749,878	$3,032,923	$4,420,387	$165,016	$2,811,872	$538,517	$2,024,088
Net assets consist of:
Paid-in capital	$521,821	$2,458,067	$3,894,021	$165,780	$2,319,948	$520,436	$1,744,620
Undistributed (excess of distributions over) net investment income (loss)	(6,805)	33,262	162,346	4,281	54,277	2,017	45,711
Accumulated net realized gain (loss)	69,898	326,813	245,010	1,154	345,138	30,308	255,334
Net unrealized appreciation (depreciation) on investments and foreign currency	164,964	214,781	119,010	(6,199)	92,509	(14,244)	(21,577)
	$749,878	$3,032,923	$4,420,387	$165,016	$2,811,872	$538,517	$2,024,088
Class A
Net assets	$749,389	$3,032,461	$4,419,190	$165,016	$2,811,047	$538,399	$2,023,623
Shares outstanding (no par value), unlimited shares authorized	63,849	173,570	298,155	16,617	172,052	46,321	136,524
Net asset value per share	$11.74	$17.47	$14.82	$9.93	$16.34	$11.62	$14.82
Class B
Net assets	$489	$462	$1,197	N/A	$825	$118	$465
Shares outstanding (no par value), unlimited shares authorized	41	26	80	N/A	50	10	31
Net asset value per share	$11.86	$17.57	$14.99	N/A	$16.61	$11.65	$14.94

(a) Investments - unaffiliated, at cost	$560,359	$2,869,990	$4,393,213	$170,026	$2,708,070	$551,169	$2,039,754
(b) Investments - affiliated, at cost	24,209	141,108	44,356	941	135,262	19,970	76,125
(c) Total investments, at cost	$584,568	$3,011,098	$4,437,569	$170,967	$2,843,332	$571,139	$2,115,879
(d) Including value of securities on loan	$613	$181,675	$133,895	$—	$110,796	$13,740	$62,251
(e) Foreign currency, at cost	—	—	—	224	—	—	—
(f) Proceeds from forward sales commitments	—	—	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Scout Unconstrained Bond Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short- Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/ Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund
Assets
Investments - unaffiliated, at value (a) (d)	$661,790	$5,498,659	$3,368,093	$1,720,491	$3,674,204	$103,417	$4,577,180
Investments - affiliated, at value (b)	67,885	56,814	179,511	33,624	59,776	—	524,485
Total investments, at value (c)	729,675	5,555,473	3,547,604	1,754,115	3,733,980	103,417	5,101,665
Cash	15,005	1,243	633	17,497	1,002	23,850	—
Foreign currency (e)	—	—	—	—	—	—	—
Receivable for investments sold	—	8,491	5,401	9,648	33,908	1,152	44,496
Receivable for fund shares sold	268	6,336	2,602	6,496	2,279	129	5,647
Receivable from adviser	—	—	—	—	14	—	—
Receivable for dividends and interest	2,662	1,450	1,087	7,018	5,432	148	11,102
Receivable for variation margin on financial derivative instruments	17	—	—	—	—	—	23
Receivable for deposits with brokers and counterparties	175	—	—	—	—	23,120	578
Unrealized appreciation on forward foreign currency contracts	2,394	—	—	192	—	86	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	830	—
OTC swap premiums paid	—	—	—	—	—	—	—
Other assets	3	18	11	7	14	—	16
Total assets	750,199	5,573,011	3,557,338	1,794,973	3,776,629	152,732	5,163,527
Liabilities
Cash overdraft	—	—	—	—	—	—	19
Foreign currency overdraft (e)	—	—	—	—	—	6	—
Payable for advisory fees	394	2,554	2,041	580	1,901	118	1,663
Payable for administrative fees	91	460	290	144	312	16	387
Payable for 12b-1 fee (Class A)	41	304	191	96	209	7	258
Payable for investment securities purchased	—	37,525	5,126	31,018	44,282	7,342	402,522
Payable for fund shares redeemed	355	5,552	3,503	2,685	1,457	111	2,913
Payable for dividends on securities sold short	—	—	—	—	—	8	—
Payable for interest expense and brokerage charges	—	—	—	—	—	6	—
Payable for trustee fees	5	107	76	50	72	—	86
Payable for other expenses	2	17	9	6	10	—	13
Payable for variation margin on financial derivative instruments	—	—	—	—	—	—	4
Deferred foreign capital gains tax liability	—	—	—	—	—	—	—
Investment in forward sales commitments, at value (f)	—	—	—	—	—	—	39,300
Investment in securities sold short, at value (g)	—	—	—	—	—	8,691	—
Options written, at value (g)	—	—	—	—	—	3,962	—
Unrealized depreciation on forward foreign currency contracts	354	—	—	11	—	58	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	1,589	—
OTC swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	8,491	—	32,999	2,651	—	—	52,081
Total liabilities	9,733	46,519	44,235	37,241	48,243	21,914	499,246
Net assets	$740,466	$5,526,492	$3,513,103	$1,757,732	$3,728,386	$130,818	$4,664,281
Net assets consist of:
Paid-in capital	$756,270	$3,742,062	$2,388,732	$1,768,730	$2,753,909	$133,019	$3,788,513
Undistributed (excess of distributions over) net investment income (loss)	1,279	(3,174)	(4,756)	24,155	53,336	31	92,915
Accumulated net realized gain (loss)	(19,381)	270,801	187,174	(35,382)	515,086	574	299,512
Net unrealized appreciation (depreciation) on investments and foreign currency	2,298	1,516,803	941,953	229	406,055	(2,806)	483,341
	$740,466	$5,526,492	$3,513,103	$1,757,732	$3,728,386	$130,818	$4,664,281
Class A
Net assets	$740,466	$5,455,909	$3,440,717	$1,757,485	$3,727,445	$130,818	$4,662,789
Shares outstanding (no par value), unlimited shares authorized	76,433	153,602	82,139	176,958	213,876	13,303	210,385
Net asset value per share	$9.69	$35.52	$41.89	$9.93	$17.43	$9.83	$22.16
Class B
Net assets	$ N/A	$70,583	$72,386	$247	$941	$ N/A	$1,492
Shares outstanding (no par value), unlimited shares authorized	N/A	1,944	1,675	25	52	N/A	66
Net asset value per share	$ N/A	$36.31	$43.23	$10.04	$18.01	$ N/A	$22.74

(a) Investments - unaffiliated, at cost	$661,533	$3,981,851	$2,426,139	$1,720,441	$3,268,149	$106,687	$4,093,837
(b) Investments - affiliated, at cost	67,885	56,814	179,511	33,624	59,776	—	524,485
(c) Total investments, at cost	$729,418	$4,038,665	$2,605,650	$1,754,065	$3,327,925	$106,687	$4,618,322
(d) Including value of securities on loan	$8,331	$—	$32,688	$2,592	$—	$—	$51,376
(e) Foreign currency (overdraft), at cost	—	—	—	—	—	(6)	—
(f) Proceeds from forward sales commitments	—	—	—	—	—	—	39,297
(g) Proceeds from securities sold short	—	—	—	—	—	8,853	—
(h) Premiums from options written	—	—	—	—	—	4,995	—

See accompanying Notes to Financial Statements.

	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Assets
Investments - unaffiliated, at value (a) (d)	$1,077,518	$1,765,024
Investments - affiliated, at value (b)	—	24,125
Total investments, at value (c)	1,077,518	1,789,149
Cash	195,056	—
Foreign currency (e)	—	—
Receivable for investments sold	4	17,694
Receivable for fund shares sold	8,519	944
Receivable from adviser	386	—
Receivable for dividends and interest	1,226	2,521
Receivable for variation margin on financial derivative instruments	—	—
Unrealized appreciation on forward foreign currency contracts	—	—
Unrealized appreciation on OTC swap agreements	—	—
OTC swap premiums paid	—	—
Other assets	5	7
Total assets	1,282,714	1,810,315
Liabilities
Cash overdraft	—	—
Foreign currency overdraft (e)	—	—
Payable for advisory fees	263	709
Payable for administrative fees	100	151
Payable for 12b-1 fee (Class A)	68	98
Payable for investment securities purchased	14,083	17,765
Payable for fund shares redeemed	4,184	951
Payable for interest expense and brokerage charges	—	—
Payable for trustee fees	56	56
Payable for other expenses	3	6
Payable for variation margin on financial derivative instruments	—	—
Deferred foreign capital gains tax liability	—	—
Investment in forward sales commitments, at value (f)	—	—
Options written, at value (g)	—	—
Unrealized depreciation on forward foreign currency contracts	—	—
Unrealized depreciation on OTC swap agreements	—	—
OTC swap premiums received	—	—
Payable upon return of securities loaned	—	62
Total liabilities	18,757	19,798
Net assets	$1,263,957	$1,790,517
Net assets consist of:
Paid-in capital	$1,263,983	$1,170,916
Undistributed (excess of distributions over) net investment income (loss)	(42)	29,892
Accumulated net realized gain (loss)	16	132,801
Net unrealized appreciation (depreciation) on investments and foreign currency	—	456,908
	$1,263,957	$1,790,517
Class A
Net assets	$1,257,097	$1,756,367
Shares outstanding (no par value), unlimited shares authorized	1,257,120	71,734
Net asset value per share	$1.00	$24.48
Class B
Net assets	$6,860	$34,150
Shares outstanding (no par value), unlimited shares authorized	6,860	1,366
Net asset value per share	$1.00	$25.01

(a) Investments - unaffiliated, at cost	$1,077,518	$1,308,117
(b) Investments - affiliated, at cost	—	24,125
(c) Total investments, at cost	$1,077,518	$1,332,242
(d) Including value of securities on loan	$—	$60
(e) Foreign currency, at cost	—	—
(f) Proceeds from forward sales commitments	—	—
(g) Premiums from options written	—	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2015

	JNL/Alliance Bernstein Dynamic Asset Allocation Fund(b)	JNL/AQR Managed Futures Strategy Fund(b)	JNL/BlackRock Commodity Securities Strategy Fund(b)	JNL/BlackRock Global Allocation Fund(b)		JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund	JNL/Brookfield Global Infrastructure and MLP Fund
Investment income
Dividends (a)	$134	$1	$7,373	$23,822		$4,276	$5,523	$19,225
Foreign taxes withheld	—	—	(94)	(942)		(11)	(361)	(550)
Net interest (amortization)	(6)	59	146	14,613		—	2	—
Securities lending (a)	6	—	140	730		37	—	351
Total investment income	134	60	7,565	38,223		4,302	5,164	19,026

Expenses
Advisory fees	94	2,855	3,207	12,597		3,947	2,473	4,892
Administrative fees	19	607	764	2,646		654	309	929
12b-1 fees (Class A)	25	607	1,019	3,528		1,308	412	1,238
Licensing fees	—	—	—	—		—	—	—
Legal fees	—	1	2	7		3	1	3
Trustee fees	—	13	8	24		9	3	9
Dividends on securities sold short	—	—	—	71		—	1,223	—
Interest expense	—	—	—	5		—	472	—
Other expenses	—	16	8	45		8	7	7
Total expenses	138	4,099	5,008	18,923		5,929	4,900	7,078
Expense waiver	—	—	—	—		—	—	—
Net expenses	138	4,099	5,008	18,923		5,929	4,900	7,078
Net investment income (loss)	(4)	(4,039)	2,557	19,300		(1,627)	264	11,948

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	143	—	(14,746)	50,985	(c)	38,468	7,261	13,922
Affiliated investments	—	—	—	—		—	—	—
Swap agreements	4	(1,565)	—	1,498		—	(2,504)	—
Foreign currency related items	(111)	2,760	69	30,226		—	(1,486)	(244)
Futures contracts	535	33,728	—	231		—	—	—
Written option contracts	16	—	—	3,568		—	—	—
Investment securities sold short	—	—	—	(730)		—	(5,053)	—
Brokerage commissions recaptured	—	—	—	28		9	—	103
Net change in unrealized appreciation (depreciation) on:
Investments	(115)	29	(13,990)	(12,792	)(d)	37,019	14,153	(96,751)
OTC swap agreements	(4)	(9,164)	—	(786)		—	2,029	—
Foreign currency related items	20	(4,860)	—	(10,834)		—	75	55
Futures contracts and centrally cleared swap agreements	(214)	(23,183)	—	(524)		—	—	—
Written option contracts	—	—	—	7,878		—	593	—
Investment securities sold short	—	—	—	225		—	3,928	—
Net realized and unrealized gain (loss)	274	(2,255)	(28,667)	68,973		75,496	18,996	(82,915)
Net increase (decrease) in net assets from operations	$270	$(6,294)	$(26,110)	$88,273		$73,869	$19,260	$(70,967)

(a) Income from affiliated investments	$6	$1	$140	$730	$37	$—	$351
(b) Consolidated Statement of Operations.
(c) Net of foreign capital gains taxes.
(d) Net of deferred foreign capital gains taxes.

See accompanying Notes to Financial Statements.

	JNL/Capital Guardian Global Balanced Fund		JNL/Capital Guardian Global Diversified Research Fund	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Global Growth Fund
Investment income
Dividends (a)	$3,661		$4,550	$6,622	$2,737	$2,274	$7,506	$20,844
Foreign taxes withheld	(199)		(249)	(1)	—	(156)	(410)	(968)
Interest	1,820		1	—	—	—	—	—
Securities lending (a)	145		104	174	439	6	22	494
Total investment income	5,427		4,406	6,795	3,176	2,124	7,118	20,370

Expenses
Advisory fees	1,584		1,558	2,082	4,645	680	2,026	3,888
Administrative fees	366		326	360	691	114	450	904
12b-1 fees (Class A)	487		434	721	1,382	151	450	1,205
Licensing fees	—		—	—	—	—	—	—
Legal fees	1		1	1	3	—	1	2
Trustee fees	3		3	5	10	1	3	9
Dividends on securities sold short	—		—	—	—	—	—	—
Short holdings borrowing fees	—		—	—	—	—	—	—
Other expenses	8		7	5	13	14	22	7
Total expenses	2,449		2,329	3,174	6,744	960	2,952	6,015
Expense waiver	—		—	(279)	—	—	—	—
Net expenses	2,449		2,329	2,895	6,744	960	2,952	6,015
Net investment income (loss)	2,978		2,077	3,900	(3,568)	1,164	4,166	14,355

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	6,627	(b)	26,326	7,210	18,873	2,647	10,317 (b)	29,602
Affiliated investments	—		—	—	—	—	—	—
Swap agreements	—		—	—	—	—	—	—
Foreign currency related items	(40)		17	—	—	20	(186)	(33)
Futures contracts	—		—	—	—	—	—	—
Written option contracts	—		—	—	—	—	—	—
Investment securities sold short	—		—	—	—	—	—	—
Brokerage commissions recaptured	2		2	—	28	—	—	10
Net change in unrealized appreciation (depreciation) on:
Investments	5,454	(c)	744	613	85,211	(3,585)	16,942 (c)	(25,001)
OTC swap agreements	—		—	—	—	—	—	—
Foreign currency related items	13		13	—	—	(3)	(9)	27
Futures contracts and centrally cleared swap agreements	—		—	—	—	—	—	—
Written option contracts	—		—	—	—	—	—	—
Investment securities sold short	—		—	—	—	—	—	—
Net realized and unrealized gain (loss)	12,056		27,102	7,823	104,112	(921)	27,064	4,605
Net increase (decrease) in net assets from operations	$15,034		$29,179	$11,723	$100,544	$243	$31,230	$18,960

(a) Income from affiliated investments	$145	$104	$174	$439	$6	$22	$494
(b) Net of foreign capital gains taxes.
(c) Net of deferred foreign capital gains taxes.

See accompanying Notes to Financial Statements.

	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
Investment income
Dividends (a)	$5	$31,572	$7,602	$15,731	$7,836	$1	$—
Foreign taxes withheld	(563)	(317)	(452)	(749)	(42)	—	(202)
Interest	50,043	39,849	—	3,109	210	14,288	17,889
Securities lending (a)	245	968	206	184	585	78	38
Total investment income	49,730	72,072	7,356	18,275	8,589	14,367	17,725

Expenses
Advisory fees	7,511	8,267	2,302	4,487	4,389	3,018	2,070
Administrative fees	1,562	1,337	364	623	568	529	433
12b-1 fees (Class A)	2,082	2,672	485	1,246	1,136	1,058	577
Licensing fees	—	—	—	—	—	—	—
Legal fees	4	27	1	2	2	2	1
Trustee fees	15	19	3	9	8	7	4
Dividends on securities sold short	—	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—	—
Other expenses	18	23	2	10	7	6	9
Total expenses	11,192	12,345	3,157	6,377	6,110	4,620	3,094
Expense waiver	(197)	—	—	—	—	—	(23)
Net expenses	10,995	12,345	3,157	6,377	6,110	4,620	3,071
Net investment income (loss)	38,735	59,727	4,199	11,898	2,479	9,747	14,654

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(38,834)	(41,527)	3,551	44,318	46,373	(3,289)	(25,623)
Affiliated investments	—	—	—	—	—	—	—
Swap agreements	(4,040)	—	—	—	—	38	(2,766)
Foreign currency related items	72,487	(1,583)	38	11,837	9	2,495	(694)
Futures contracts	—	—	—	—	—	1,666	(1,654)
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	—	7	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(67,327)	(41,768)	31,096	(31,999)	(36,052)	(17,573)	(5,865)
OTC swap agreements	2,981	—	—	—	—	288	122
Foreign currency related items	(18,139)	713	(3)	(9,673)	—	(2,041)	533
Futures contracts and centrally cleared swap agreements	6,181	—	—	—	—	3,918	97
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	(46,691)	(84,158)	34,682	14,483	10,330	(14,498)	(35,850)
Net increase (decrease) in net assets from operations	$(7,956)	$(24,431)	$38,881	$26,381	$12,809	$(4,751)	$(21,196)

(a) Income from affiliated investments	$250	$970	$206	$185	$586	$79	$38

See accompanying Notes to Financial Statements.

	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Harris Oakmark Global Equity Fund(b)	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund
Investment income
Dividends (a)	$10,065	$4,175	$476	$35,659	$27,273	$4,776	$3,853
Foreign taxes withheld	(1)	(59)	(50)	(1,063)	(1,727)	(1)	(41)
Interest	—	—	—	—	—	—	—
Securities lending (a)	30	22	—	299	449	18	27
Total investment income	10,094	4,138	426	34,895	25,995	4,793	3,839

Expenses
Advisory fees	4,523	1,450	85	7,535	4,990	3,654	1,998
Administrative fees	643	275	15	1,612	1,207	556	296
12b-1 fees (Class A)	1,260	366	20	2,148	1,609	1,112	592
Licensing fees	—	—	—	—	—	—	—
Legal fees	3	1	—	4	3	2	1
Trustee fees	9	2	—	15	11	8	4
Dividends on securities sold short	—	1,132	—	—	—	—	—
Short holdings borrowing fees	—	349	—	—	—	—	—
Other expenses	8	3	1	14	11	7	3
Total expenses	6,446	3,578	121	11,328	7,831	5,339	2,894
Expense waiver	(99)	—	—	—	—	—	—
Net expenses	6,347	3,578	121	11,328	7,831	5,339	2,894
Net investment income (loss)	3,747	560	305	23,567	18,164	(546)	945

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	92,299	22,289	36	85,205	51,167	67,631	17,625
Affiliated investments	—	—	—	—	—	—	—
Swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	—	(30)	110	(719)	(9)	(41)
Futures contracts	—	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	219	—	—	—	—	—
Brokerage commissions recaptured	36	14	—	64	—	22	8
Net change in unrealized appreciation (depreciation) on:
Investments	(95,915)	(15,435)	(2,563)	(174,221)	(21,552)	(40,459)	12,171
OTC swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	—	5	36	140	—	(96)
Futures contracts and centrally cleared swap agreements	—	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	(272)	—	—	—	—	—
Net realized and unrealized gain (loss)	(3,580)	6,815	(2,552)	(88,806)	29,036	27,185	29,667
Net increase (decrease) in net assets from operations	$167	$7,375	$(2,247)	$(65,239)	$47,200	$26,639	$30,612

(a) Income from affiliated investments	$30	$—	$—	$299	$461	$19	$27

(b)  Period from April 27, 2015 (commencement of operations).

See accompanying Notes to Financial Statements.

	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund(b)	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund		JNL/Mellon Capital Emerging Markets Index Fund
Investment income
Dividends (a)	$3,367	$22,321	$12,834	$3,985	$1	$23,205		$13,571
Foreign taxes withheld	—	(690)	(835)	2	—	(2,384)		(1,319)
Net interest (amortization)	—	7,554	—	—	17,986	—		(67)
Securities lending (a)	545	41	399	1,162	1	156		162
Total investment income	3,912	29,226	12,398	5,149	17,988	20,977		12,347

Expenses
Advisory fees	4,286	12,471	2,221	4,561	2,626	5,640		1,745
Administrative fees	526	2,212	515	720	683	976		695
12b-1 fees (Class A)	1,052	2,948	686	1,440	1,365	1,300		926
Licensing fees	—	—	—	—	—	—		91
Legal fees	2	6	1	3	2	3		2
Trustee fees	7	21	5	10	10	10		6
Dividends on securities sold short	—	—	—	—	—	—		—
Short holdings borrowing fees	—	—	—	—	—	—		—
Other expenses	7	37	3	10	8	26		16
Total expenses	5,880	17,695	3,431	6,744	4,694	7,955		3,481
Expense waiver	(62)	—	—	—	—	(50)		(46)
Net expenses	5,818	17,695	3,431	6,744	4,694	7,905		3,435
Net investment income (loss)	(1,906)	11,531	8,967	(1,595)	13,294	13,072		8,912

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	41,007	88,200	2,317	94,972	1,523	(39,444	)(c)	(7,425)
Affiliated investments	—	—	—	—	—	—		—
Swap agreements	—	—	—	—	—	—		—
Foreign currency related items	—	7,173	(292)	(1)	—	(231)		(309)
Futures contracts	—	(928)	111	—	—	—		1,190
Written option contracts	—	5,302	—	—	—	—		—
Investment securities sold short	—	—	—	—	—	—		—
Brokerage commissions recaptured	18	180	5	13	—	14		—
Net change in unrealized appreciation (depreciation) on:
Investments	46,473	(101,103)	30,261	44,586	(13,566)	17,075	(d)	19,906
OTC swap agreements	—	—	—	—	—	—		—
Foreign currency related items	—	(798)	673	—	—	3		34
Futures contracts and centrally cleared swap agreements	—	(1,339)	—	—	—	—		(507)
Written option contracts	—	(8,100)	—	—	—	—		—
Investment securities sold short	—	—	—	—	—	—		—
Net realized and unrealized gain (loss)	87,498	(11,413)	33,075	139,570	(12,043)	(22,583)		12,889
Net increase (decrease) in net assets from operations	$85,592	$118	$42,042	$137,975	$1,251	$(9,511)		$21,801

(a) Income from affiliated investments	$546	$41	$399	$1,162	$2	$156	$162

(b)  Consolidated Statement of Operations.

(c)  Net of foreign capital gains taxes.

(d)  Net of deferred foreign capital gains taxes.

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Pacific Rim 30 Fund	JNL/Mellon Capital S&P 500 Index Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Capital International Index Fund	JNL/Mellon Capital Bond Index Fund
Investment income
Dividends (a)	$11,462	$2,700	$44,056	$15,231	$13,628	$50,982	$1
Foreign taxes withheld	(636)	(88)	—	—	(2)	(2,661)	—
Interest	—	—	—	—	—	—	11,789
Securities lending (a)	320	42	432	697	2,662	1,347	33
Total investment income	11,146	2,654	44,488	15,928	16,288	49,668	11,823

Expenses
Advisory fees	511	303	5,048	2,476	2,380	2,985	1,328
Administrative fees	344	195	2,135	1,006	964	1,765	486
12b-1 fees (Class A)	344	195	4,227	1,994	1,905	2,312	967
Licensing fees	—	—	637	298	67	209	—
Legal fees	1	—	8	4	4	4	2
Trustee fees	2	1	30	14	14	16	7
Dividends on securities sold short	—	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—	—
Other expenses	4	2	26	12	12	17	6
Total expenses	1,206	696	12,111	5,804	5,346	7,308	2,796
Expense waiver	—	—	(214)	—	—	—	—
Net expenses	1,206	696	11,897	5,804	5,346	7,308	2,796
Net investment income (loss)	9,940	1,958	32,591	10,124	10,942	42,360	9,027

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(17,591)	5,982	72,693	94,583	134,178	11,139	1,539
Affiliated investments	—	—	—	—	—	406	43
Swap agreements	—	—	—	—	—	—	—
Foreign currency related items	(8)	21	—	—	—	(3,207)	—
Futures contracts	—	—	(72)	2,510	2,462	4,220	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	16,411	12,725	(62,780)	(31,811)	(55,344)	87,710	(17,232)
OTC swap agreements	—	—	—	—	—	—	—
Foreign currency related items	7	2	—	—	—	986	—
Futures contracts and centrally cleared swap agreements	—	—	(631)	(1,338)	(1,179)	(2,989)	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	(1,181)	18,730	9,210	63,944	80,117	98,265	(15,650)
Net increase (decrease) in net assets from operations	$8,759	$20,688	$41,801	$74,068	$91,059	$140,625	$(6,623)

(a) Income from affiliated investments	$320	$42	$330	$697	$2,662	$1,521	$41

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	JNL/Mellon Capital Utilities Sector Fund	JNL/Morgan Stanley Mid Cap Growth Fund	JNL Multi- Manager Alternative Fund(b)	JNL/Neuberger Berman Strategic Income Fund	JNL/ Oppenheimer Emerging Markets Innovator Fund(b)	JNL/ Oppenheimer Global Growth Fund
Investment income
Dividends (a)	$428	$867	$272	$1,085	$1,396	$389	$16,367
Foreign taxes withheld	—	—	—	(51)	—	(29)	(444)
Interest	—	—	—	846	13,229	—	—
Securities lending (a)	85	1	138	—	72	13	1,053
Total investment income	513	868	410	1,880	14,697	373	16,976

Expenses
Advisory fees	176	83	864	1,691	2,149	176	4,294
Administrative fees	82	37	172	194	553	24	1,036
12b-1 fees (Class A)	108	49	230	194	736	32	1,381
Licensing fees	12	2	—	—	—	—	—
Legal fees	1	—	1	1	2	—	2
Trustee fees	1	—	2	1	5	—	9
Dividends on securities sold short	—	—	—	275	—	—	—
Short holdings borrowing fees	—	—	—	134	—	—	—
Other expenses	1	—	2	1	6	1	16
Total expenses	381	171	1,271	2,491	3,451	233	6,738
Expense waiver	—	—	—	(387)	—	—	—
Net expenses	381	171	1,271	2,104	3,451	233	6,738
Net investment income (loss)	132	697	(861)	(224)	11,246	140	10,238

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	3,332	876	1,722	212	56	(234)	38,106
Affiliated investments	—	—	—	—	—	—	—
Swap agreements	—	—	—	(455)	(28)	—	—
Foreign currency related items	—	—	—	(865)	346	(83)	(100)
Futures contracts	—	—	—	400	2,537	—	—
Written option contracts	—	—	—	424	—	—	—
Investment securities sold short	—	—	—	(76)	—	—	—
Brokerage commissions recaptured	—	—	3	6	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(249)	(7,378)	3,811	(13,722)	(13,135)	(3,780)	82,082
OTC swap agreements	—	—	—	1,603	—	—	—
Foreign currency related items	—	—	—	1,128	(68)	1	(30)
Futures contracts and centrally cleared swap agreements	—	—	—	(104)	2,310	—	—
Written option contracts	—	—	—	(32)	—	—	—
Investment securities sold short	—	—	—	866	—	—	—
Net realized and unrealized gain (loss)	3,083	(6,502)	5,536	(10,615)	(7,982)	(4,096)	120,058
Net increase (decrease) in net assets from operations	$3,215	$(5,805)	$4,675	$(10,839)	$3,264	$(3,956)	$130,296

(a) Income from affiliated investments	$85	$1	$138	$2	$72	$—	$1,054

(b)  Period from April 27, 2015 (commencement of operations).

See accompanying Notes to Financial Statements.

	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund
Investment income
Dividends (a)	$19	$939	$—	$4,722	$2,736	$1,991	$2,323
Foreign taxes withheld	(14)	(14)	—	(2)	—	—	—
Net interest (amortization)	5,727	63,157	35,475	87,455	—	—	—
Securities lending (a)	6	69	—	1,018	456	72	246
Total investment income	5,738	64,151	35,475	93,193	3,192	2,063	2,569

Expenses
Advisory fees	4,489	11,283	4,765	6,066	1,374	1,183	553
Administrative fees	919	2,272	1,160	1,404	183	158	101
12b-1 fees (Class A)	1,837	4,526	1,547	2,795	366	303	200
Licensing fees	—	—	—	—	—	—	—
Legal fees	4	9	3	5	1	1	1
Trustee fees	14	32	11	20	3	2	1
Dividends on securities sold short	—	—	—	—	—	—	—
Interest expense	1,016	59	—	—	—	—	—
Other expenses	10	32	83	25	11	2	6
Total expenses	8,289	18,213	7,569	10,315	1,938	1,649	862
Expense waiver	—	(355)	—	—	(109)	(83)	—
Net expenses	8,289	17,858	7,569	10,315	1,829	1,566	862
Net investment income (loss)	(2,551)	46,293	27,906	82,878	1,363	497	1,707

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(87,158)	(55,339)	(5,927)	(7,953)	18,656	4,492	14,213
Affiliated investments	—	—	—	—	—	—	—
Swap agreements	(15,123)	(18,665)	—	—	—	—	—
Foreign currency related items	44,565	55,481	—	—	—	—	—
Futures contracts	(8,202)	22,488	(316)	(944)	—	—	—
Written option contracts	842	10,499	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	4	8	3
Net change in unrealized appreciation (depreciation) on:
Investments	62,596	(45,181)	14,084	(3,100)	(13,198)	12,187	(16,583)
OTC swap agreements	3,370	7,746	—	—	—	—	—
Foreign currency related items	(15,453)	(32,785)	—	—	—	—	—
Futures contracts and centrally cleared swap agreements	14,032	15,756	196	3,302	—	—	—
Written option contracts	543	1,149	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	12	(38,851)	8,037	(8,695)	5,462	16,687	(2,367)
Net increase (decrease) in net assets from operations	$(2,539)	$7,442	$35,943	$74,183	$6,825	$17,184	$(660)

(a) Income from affiliated investments	$6	$69	$—	$1,018	$456	$72	$246

See accompanying Notes to Financial Statements.

	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P International 5 Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Mid 3 Fund	JNL/S&P Total Yield Fund
Investment income
Dividends (a)	$17,347	$23,195	$78,869	$4,346	$30,762	$2,803	$21,874
Foreign taxes withheld	(721)	—	—	(501)	—	—	—
Interest	1	—	—	—	—	—	—
Securities lending (a)	87	197	185	—	2,790	111	74
Total investment income	16,714	23,392	79,054	3,845	33,552	2,914	21,948

Expenses
Advisory fees	3,259	5,288	7,859	328	4,942	995	3,635
Administrative fees	602	1,475	2,210	110	1,377	199	1,003
12b-1 fees (Class A)	802	2,950	4,419	146	2,752	398	2,006
Licensing fees	—	—	—	—	—	—	—
Legal fees	2	6	8	—	5	1	4
Trustee fees	6	20	30	1	19	2	14
Dividends on securities sold short	—	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—	—
Other expenses	7	18	30	—	17	1	13
Total expenses	4,678	9,757	14,556	585	9,112	1,596	6,675
Expense waiver	—	—	—	—	—	—	—
Net expenses	4,678	9,757	14,556	585	9,112	1,596	6,675
Net investment income (loss)	12,036	13,635	64,498	3,260	24,440	1,318	15,273

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	63,260	66,380	16,468	1,126	27,323	23,735	2,424
Affiliated investments	—	—	—	—	—	—	—
Swap agreements	—	—	—	—	—	—	—
Foreign currency related items	23	—	—	31	—	—	—
Futures contracts	—	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(15,030)	18,731	(215,469)	1,359	(85,898)	(21,500)	(48,678)
OTC swap agreements	—	—	—	—	—	—	—
Foreign currency related items	(19)	—	—	(4)	—	—	—
Futures contracts and centrally cleared swap agreements	—	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	48,234	85,111	(199,001)	2,512	(58,575)	2,235	(46,254)
Net increase (decrease) in net assets from operations	$60,270	$98,746	$(134,503)	$5,772	$(34,135)	$3,553	$(30,981)

(a) Income from affiliated investments	$87	$116	$49	$—	$2,790	$111	$74

See accompanying Notes to Financial Statements.

	JNL/Scout Unconstrained Bond Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short- Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/ Westchester Capital Event Driven Fund(b)	JNL/WMC Balanced Fund
Investment income
Dividends (a)	$1	$18,791	$11,083	$7	$37,252	$362	$36,194
Foreign taxes withheld	(1)	(16)	(18)	—	(170)	(1)	(58)
Interest	4,578	—	—	13,120	185	25	14,238
Securities lending (a)	97	799	752	17	215	—	168
Total investment income	4,675	19,574	11,817	13,144	37,482	386	50,542

Expenses
Advisory fees	2,299	14,709	11,577	3,507	11,008	249	9,644
Administrative fees	531	2,645	1,649	869	1,808	34	2,238
12b-1 fees (Class A)	707	5,222	3,227	1,738	3,615	45	4,476
Licensing fees	—	—	—	—	—	—	—
Legal fees	1	10	6	3	7	—	9
Trustee fees	5	36	22	13	25	—	30
Dividends on securities sold short	—	—	—	—	—	18	—
Short holdings borrowing fees	—	—	—	—	—	8	—
Other expenses	8	33	20	12	22	1	28
Total expenses	3,551	22,655	16,501	6,142	16,485	355	16,425
Expense waiver	—	—	—	—	(87)	—	—
Net expenses	3,551	22,655	16,501	6,142	16,398	355	16,425
Net investment income (loss)	1,124	(3,081)	(4,684)	7,002	21,084	31	34,117

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	1,145	207,036	170,856	14	209,196	844	111,096
Affiliated investments	—	—	—	—	—	—	—
Swap agreements	853	—	—	—	—	37	—
Foreign currency related items	(5,234)	(82)	2	139	—	(12)	(4)
Futures contracts	(1,760)	—	—	154	—	—	(2,086)
Written option contracts	—	—	—	—	—	(215)	—
Investment securities sold short	—	—	—	—	—	(80)	—
Brokerage commissions recaptured	—	31	17	—	34	—	5
Net change in unrealized appreciation (depreciation) on:
Investments	770	141,501	74,359	2,845	(193,980)	(3,270)	(153,609)
OTC swap agreements	—	—	—	—	—	(759)	—
Foreign currency related items	2,171	13	—	493	4	28	(1)
Futures contracts and centrally cleared swap agreements	6,079	—	—	1	—	—	26
Written option contracts	—	—	—	—	—	1,033	—
Investment securities sold short	—	—	—	—	—	162	—
Net realized and unrealized gain (loss)	4,024	348,499	245,234	3,646	15,254	(2,232)	(44,573)
Net increase (decrease) in net assets from operations	$5,148	$345,418	$240,550	$10,648	$36,338	$(2,201)	$(10,456)

(a) Income from affiliated investments	$98	$820	$804	$24	$224	$—	$174
(b) Period from April 27, 2015 (commencement of operations).

See accompanying Notes to Financial Statements.

	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Investment income
Dividends (a)	$—	$20,212
Foreign taxes withheld	—	(131)
Interest	1,268	—
Securities lending (a)	—	50
Total investment income	1,268	20,131

Expenses
Advisory fees	1,581	4,264
Administrative fees	603	903
12b-1 fees (Class A)	1,198	1,773
Licensing fees	—	—
Legal fees	3	3
Trustee fees	9	13
Dividends on securities sold short	—	—
Short holdings borrowing fees	—	—
Other expenses	8	10
Total expenses	3,402	6,966
Expense waiver	(2,134)	—
Net expenses	1,268	6,966
Net investment income (loss)	—	13,165

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	10	108,561
Affiliated investments	—	—
Swap agreements	—	—
Foreign currency related items	—	(20)
Futures contracts	—	—
Written option contracts	—	—
Investment securities sold short	—	—
Brokerage commissions recaptured	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	—	(104,197)
OTC swap agreements	—	—
Foreign currency related items	—	26
Futures contracts and centrally cleared swap agreements	—	—
Written option contracts	—	—
Investment securities sold short	—	—
Net realized and unrealized gain (loss)	10	4,370
Net increase (decrease) in net assets from operations	$10	$17,535

(a) Income from affiliated investments	$—	$50

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Cash Flows (in thousands)

For the Period Ended June 30, 2015

	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/PIMCO Real Return Fund
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets from operations	$7,375	$(2,539)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash flow provided by (used in) operating activities:
Purchase of long-term investments	(227,254)	(951,526)
Proceeds from sales and maturities of long-term investments	165,953	1,122,223
Net sales of short-term investments	10,721	24,751
Proceeds from securities sold short/forward sales commitments	41,869	23,091
Purchases to cover securities sold short/forward sales commitments	(20,047)	(19,924)
Increase in receivable for investments sold	(2,758)	(13,677)
Increase (decrease) in payable for investments purchased	(3,463)	14,683
Increase in receivable for dividends and interest	(116)	(56)
Increase in other assets	—	(7)
Increase in payable for dividends on securities sold short	14	—
Increase in payable for interest expense and brokerage charges	38	—
Increase (decrease) in payable for expenses	38	(160)
Net amortization	—	3,855
Net inflation compensation	—	5,098
Net decrease in OTC swap agreements	—	(3,675)
Net decrease in futures contracts and centrally cleared derivatives	—	(5,524)
Proceeds from currency transactions	—	44,092
Change in unrealized (appreciation) depreciation on investments, futures contracts, written options, swap agreements and currency	15,707	(65,088)
Net realized (gain) loss on investments, futures contracts, written options, swap agreements and currency	(22,508)	65,076
Net cash flow provided by (used in) operating activities	(34,431)	240,693
Cash flows provided by (used in) financing activities
Net proceeds (redemptions) from capital share transactions	34,431	(242,721)
Net borrowing from secured financing transactions	—	3,432
Net proceeds from secured borrowing transactions	—	(1,579)
Decrease in receivable for treasury roll transactions	—	77,581
Decrease in payable for treasury roll transactions	—	(68,272)
Increase in receivable for deposits with brokers and counterparties	—	(2,110)
Decrease in payable for deposits from counterparties	—	(5,666)
Net cash flow provided by (used in) financing activities	34,431	(239,335)
Net increase in cash	—	1,358
Cash at beginning of period	—	3,649
Cash at end of period	$—	$5,007

Supplemental disclosure of operating activities:
Short holding borrowing fees during the period	$349	$—
Interest expense during the period	—	1,016

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2015

	JNL/Alliance Bernstein Dynamic Asset Allocation Fund(a)	JNL/AQR Managed Futures Strategy Fund(a)	JNL/BlackRock Commodity Securities Strategy Fund(a)	JNL/BlackRock Global Allocation Fund(a)	JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund	JNL/Brookfield Global Infrastructure and MLP Fund
Operations
Net investment income (loss)	$(4)	$(4,039)	$2,557	$19,300	$(1,627)	$264	$11,948
Net realized gain (loss)	587	34,923	(14,677)	85,806	38,477	(1,782)	13,781
Net change in unrealized appreciation (depreciation)	(313)	(37,178)	(13,990)	(16,833)	37,019	20,778	(96,696)
Net increase (decrease) in net assets from operations	270	(6,294)	(26,110)	88,273	73,869	19,260	(70,967)
Distributions to shareholders
Share transactions(1)
Proceeds from the sale of shares
Class A	15,571	144,637	131,125	444,628	185,450	78,846	200,635
Class B	—	13	144	16	27	—	68
Proceeds in connection with acquisition
Class A	—	47,158	—	—	—	—	—
Class B	—	144	—	—	—	—	—
Cost of shares redeemed
Class A	(4,299)	(77,618)	(359,752)	(287,649)	(111,778)	(30,886)	(282,656)
Class B	—	(3)	(119)	(8)	(19)	—	(59)
Net increase (decrease) in net assets from share transactions	11,272	114,331	(228,602)	156,987	73,680	47,960	(82,012)
Net increase (decrease) net assets	11,542	108,037	(254,712)	245,260	147,549	67,220	(152,979)
Net assets beginning of period	20,271	516,467	1,119,400	3,425,346	1,242,699	383,174	1,309,447
Net assets end of period	$31,813	$624,504	$864,688	$3,670,606	$1,390,248	$450,394	$1,156,468
Undistributed (excess of distributions over) net investment income (loss)	$(66)	$4,511	$5,178	$70,030	$(1,653)	$272	$26,939

(1) Share transactions
Shares sold
Class A	1,478		13,493	13,862	35,247		6,279	7,857	13,321
Class B	—		1	15	2		1	—	4
Shares issued in connection with acquisition
Class A	—		4,204	—	—		—	—	—
Class B	—		13	—	—		—	—	—
Shares redeemed
Class A	(413)		(7,161)	(37,042)	(22,954)		(3,815)	(3,087)	(18,688)
Class B	—		—	(12)	(1)		(1)	—	(4)
Net increase/(decrease)
Class A	1,065		10,536	(23,180)	12,293		2,464	4,770	(5,367)
Class B	—		14	3	1		—	—	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$12,596	(b)	$—	$20,609	$1,451,814	(c)	$491,662	$452,073	$511,883
Proceeds from sales of securities	7,446	(b)	—	193,660	1,391,768	(c)	422,658	452,491	580,508
Securities sold short covers	—		—	—	—		—	142,853	—
Securities sold short proceeds	—		—	—	—		—	172,699	—

(a)  Consolidated Statement of Changes in Net Assets.

(b)  Amounts include $2,786 and $1,480 of purchases and sales, respectively, of U.S. Government Securities.

(c)  Amounts include $364,328 and $430,791 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Global Growth Fund
Operations
Net investment income (loss)	$2,978	$2,077	$3,900	$(3,568)	$1,164	$4,166	$14,355
Net realized gain (loss)	6,589	26,345	7,210	18,901	2,667	10,131	29,579
Net change in unrealized appreciation (depreciation)	5,467	757	613	85,211	(3,588)	16,933	(24,974)
Net increase (decrease) in net assets from operations	15,034	29,179	11,723	100,544	243	31,230	18,960
Distributions to shareholders
Share transactions(1)
Proceeds from the sale of shares
Class A	54,966	71,322	139,835	163,217	37,087	154,526	118,467
Class B	45	16	20	61	62	68	31
Cost of shares redeemed
Class A	(45,426)	(68,504)	(93,645)	(167,836)	(32,716)	(79,320)	(179,972)
Class B	(71)	(28)	(27)	(285)	(20)	(52)	(74)
Net increase (decrease) in net assets from share transactions	9,514	2,806	46,183	(4,843)	4,413	75,222	(61,548)
Net increase (decrease) net assets	24,548	31,985	57,906	95,701	4,656	106,452	(42,588)
Net assets beginning of period	472,986	425,801	693,721	1,363,071	141,984	382,115	1,225,612
Net assets end of period	$497,534	$457,786	$751,627	$1,458,772	$146,640	$488,567	$1,183,024
Undistributed (excess of distributions over) net investment income (loss)	$6,122	$5,908	$10,237	$(4,188)	$3,583	$7,028	$40,088

(1) Share transactions
Shares sold
Class A	4,704	2,101	12,017	5,763	4,474	18,007	10,253
Class B	4	—	2	3	7	8	2
Shares redeemed
Class A	(3,905)	(2,077)	(8,072)	(5,990)	(3,990)	(9,329)	(15,676)
Class B	(6)	(1)	(2)	(10)	(2)	(6)	(6)
Net increase/(decrease)
Class A	799	24	3,945	(227)	484	8,678	(5,423)
Class B	(2)	(1)	—	(7)	5	2	(4)
Purchase and sales of investment securities (excluding short-term and dollar roll securities):
Purchase of securities	$151,675 (a)	$87,253	$67,059	$258,725	$36,844	$214,047	$120,326
Proceeds from sales of securities	138,347 (a)	85,727	21,917	273,115	29,161	134,318	178,397

(a) Amounts include $26,756 and $19,494 of purchases and sales, respectively, of U.S. Government Securities.  Amounts exclude $255,833 and $256,843 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
Operations
Net investment income (loss)	$38,735	$59,727	$4,199	$11,898	$2,479	$9,747	$14,654
Net realized gain (loss)	29,613	(43,103)	3,589	56,155	46,382	910	(30,737)
Net change in unrealized appreciation (depreciation)	(76,304)	(41,055)	31,093	(41,672)	(36,052)	(15,408)	(5,113)
Net increase (decrease) in net assets from operations	(7,956)	(24,431)	38,881	26,381	12,809	(4,751)	(21,196)
Distributions to shareholders
Share transactions(1)
Proceeds from the sale of shares
Class A	280,903	253,053	104,196	124,327	134,573	275,147	55,580
Class B	23	146	22	35	73	44	25
Proceeds in connection with acquisition
Class A	18,461	—	—	—	—	—	—
Class B	—	—	—	—	—	—	—
Cost of shares redeemed
Class A	(243,965)	(323,747)	(61,414)	(133,201)	(144,499)	(122,173)	(135,049)
Class B	(22)	(307)	(17)	(20)	(97)	(36)	(10)
Net increase (decrease) in net assets from share transactions	55,400	(70,855)	42,787	(8,859)	(9,950)	152,982	(79,454)
Net increase (decrease) net assets	47,444	(95,286)	81,668	17,522	2,859	148,231	(100,650)
Net assets beginning of period	2,064,456	2,705,393	449,768	1,229,105	1,148,500	973,753	639,706
Net assets end of period	$2,111,900	$2,610,107	$531,436	$1,246,627	$1,151,359	$1,121,984	$539,056
Undistributed (excess of distributions over) net investment income	$94,103	$162,647	$9,015	$43,773	$5,310	$30,896	$10,654

(1) Share transactions
Shares sold
Class A	24,285	21,356	10,059	9,836	8,914	23,100		5,400
Class B	2	13	3	3	4	3		3
Shares issued in connection with acquisition
Class A	1,580	—	—	—	—	—		—
Class B	—	—	—	—	—	—		—
Shares redeemed
Class A	(21,075)	(27,364)	(6,038)	(10,574)	(9,529)	(10,289)		(13,066)
Class B	(2)	(27)	(2)	(2)	(6)	(3)		(1)
Net increase/(decrease)
Class A	4,790	(6,008)	4,021	(738)	(615)	12,811		(7,666)
Class B	—	(14)	1	1	(2)	—		2
Purchase and sales of investment securities (excluding short-term and dollar roll securities):
Purchase of securities	$241,426	$308,660	$70,168	$171,596	$192,098	$2,134,738	(a)	$288,321 (b)
Proceeds from sales of securities	304,863	374,900	32,524	162,129	213,149	1,972,508	(a)	359,361 (b)

(a) Amounts include $1,953,887 and $1,887,877 of purchases and sales, respectively, of U.S. Government Securities.  Amounts exclude $539,759 and $540,802 of purchases and sales, respectively, of dollar roll transaction securities.

(b) Amounts include $96,906 and $108,198 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Harris Oakmark Global Equity Fund(a)	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund
Operations
Net investment income (loss)	$3,747	$560	$305	$23,567	$18,164	$(546)	$945
Net realized gain (loss)	92,335	22,522	6	85,379	50,448	67,644	17,592
Net change in unrealized appreciation (depreciation)	(95,915)	(15,707)	(2,558)	(174,185)	(21,412)	(40,459)	12,075
Net increase (decrease) in net assets from operations	167	7,375	(2,247)	(65,239)	47,200	26,639	30,612
Distributions to shareholders
Share transactions(1)
Proceeds from the sale of shares
Class A	201,955	104,058	66,662	426,813	291,559	100,241	88,697
Class B	3,447	6	—	111	62	62	26
Proceeds in connection with acquisition
Class A	—	—	—	20,483	—	—	—
Class B	—	—	—	—	—	—	—
Cost of shares redeemed
Class A	(218,242)	(68,968)	(3,912)	(401,164)	(199,153)	(128,644)	(97,383)
Class B	(3,285)	(47)	—	(87)	(118)	(392)	(22)
Net increase (decrease) in net assets from share transactions	(16,125)	35,049	62,750	46,156	92,350	(28,733)	(8,682)
Net increase (decrease) net assets	(15,958)	42,424	60,503	(19,083)	139,550	(2,094)	21,930
Net assets beginning of period	1,284,265	347,459	—	2,037,177	1,544,652	1,105,984	589,009
Net assets end of period	$1,268,307	$389,883	$60,503	$2,018,094	$1,684,202	$1,103,890	$610,939
Undistributed (excess of distributions over) net investment income (loss)	$5,231	$554	$305	$53,717	$36,457	$(584)	$2,821

(1) Share transactions
Shares sold
Class A	17,107	8,481	6,687	37,978	21,746	6,523	5,311
Class B	295	1	—	10	5	5	1
Shares issued in connection with acquisition
Class A	—	—	—	1,802	—	—	—
Class B	—	—	—	—	—	—	—
Shares redeemed
Class A	(18,470)	(5,634)	(397)	(35,938)	(15,182)	(8,406)	(5,839)
Class B	(279)	(4)	—	(8)	(9)	(25)	(1)
Net increase/(decrease)
Class A	(1,363)	2,847	6,290	3,842	6,564	(1,883)	(528)
Class B	16	(3)	—	2	(4)	(20)	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$654,267	$227,254	$59,529	$735,710	$276,993	$467,250	$64,020
Proceeds from sales of securities	638,647	165,953	1,163	648,231	181,728	493,510	71,982
Securities sold short covers	—	20,047	—	—	—	—	—
Securities sold short proceeds	—	41,869	—	—	—	—	—

(a) Period from April 27, 2015 (commencement of operations).

See accompanying Notes to Financial Statements.

	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund(a)	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Mellon Capital Emerging Markets Index Fund
Operations
Net investment income (loss)	$(1,906)	$11,531	$8,967	$(1,595)	$13,294	$13,072	$8,912
Net realized gain (loss)	41,025	99,927	2,141	94,984	1,523	(39,661)	(6,544)
Net change in unrealized appreciation (depreciation)	46,473	(111,340)	30,934	44,586	(13,566)	17,078	19,433
Net increase (decrease) in net assets from operations	85,592	118	42,042	137,975	1,251	(9,511)	21,801
Distributions to shareholders
Share transactions(1)
Proceeds from the sale of shares
Class A	386,720	169,671	86,592	452,789	436,634	103,673	354,924
Class B	159	113	67	88	39	52	9
Proceeds in connection with acquisition
Class A	—	—	—	—	—	28,884	—
Class B	—	—	—	—	—	—	—
Cost of shares redeemed
Class A	(151,825)	(412,831)	(59,809)	(300,614)	(366,714)	(222,567)	(167,424)
Class B	(43)	(97)	(105)	(17)	(35)	(91)	(21)
Net increase (decrease) in net assets from share transactions	235,011	(243,144)	26,745	152,246	69,924	(90,049)	187,488
Net increase (decrease) net assets	320,603	(243,026)	68,787	290,221	71,175	(99,560)	209,289
Net assets beginning of period	918,177	3,055,380	646,787	1,358,233	1,253,145	1,333,923	805,981
Net assets end of period	$1,238,780	$2,812,354	$715,574	$1,648,454	$1,324,320	$1,234,363	$1,015,270
Undistributed (excess of distributions over) net investment income (loss)	$(1,923)	$26,978	$36,599	$(1,825)	$44,056	$41,514	$22,312

(1) Share transactions
Shares sold
Class A	17,987	12,201	11,120	13,255	32,124		10,274	35,018
Class B	7	9	8	2	3		5	—
Shares issued in connection with acquisition
Class A	—	—	—	—	—		2,732	—
Class B	—	—	—	—	—		—	—
Shares redeemed
Class A	(7,132)	(29,740)	(7,727)	(9,027)	(27,015)		(21,725)	(16,401)
Class B	(2)	(7)	(13)	—	(2)		(9)	(2)
Net increase/(decrease)
Class A	10,855	(17,539)	3,393	4,228	5,109		(8,719)	18,617
Class B	5	2	(5)	2	1		(4)	(2)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$387,777	$928,164	$305,474	$592,889	$209,657	(b)	$96,247	$200,713
Proceeds from sales of securities	154,647	1,028,736	283,511	460,666	72,452	(b)	166,622	21,730

(a)  Consolidated Statement of Changes in Net Assets.

(b)  Amounts include $159,994 and $69,647 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Pacific Rim 30 Fund	JNL/Mellon Capital S&P 500 Index Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Capital International Index Fund	JNL/Mellon Capital Bond Index Fund
Operations
Net investment income (loss)	$9,940	$1,958	$32,591	$10,124	$10,942	$42,360	$9,027
Net realized gain (loss)	(17,599)	6,003	72,621	97,093	136,640	12,558	1,582
Net change in unrealized appreciation (depreciation)	16,418	12,727	(63,411)	(33,149)	(56,523)	85,707	(17,232)
Net increase (decrease) in net assets from operations	8,759	20,688	41,801	74,068	91,059	140,625	(6,623)
Distributions to shareholders
Share transactions(1)
Proceeds from the sale of shares
Class A	227,642	141,111	758,603	428,238	333,776	397,642	299,866
Class B	5	9	10,777	4,052	8,340	8,866	1,301
Cost of shares redeemed
Class A	(43,218)	(86,697)	(666,253)	(299,857)	(413,252)	(395,705)	(161,131)
Class B	(2)	(9)	(46,353)	(20,295)	(19,729)	(22,775)	(5,353)
Net increase (decrease) in net assets from share transactions	184,427	54,414	56,774	112,138	(90,865)	(11,972)	134,683
Net increase (decrease) net assets	193,186	75,102	98,575	186,206	194	128,653	128,060
Net assets beginning of period	259,518	173,175	4,171,307	1,895,244	1,917,801	2,225,408	898,325
Net assets end of period	$452,704	$248,277	$4,269,882	$2,081,450	$1,917,995	$2,354,061	$1,026,385
Undistributed (excess of distributions over) net investment income	$17,607	$6,714	$37,950	$14,238	$11,127	$38,369	$18,338

(1) Share transactions
Shares sold
Class A	17,020	9,341	43,755	21,673	18,684	28,358	25,200
Class B	—	1	616	209	466	616	106
Shares redeemed
Class A	(3,302)	(5,840)	(38,299)	(15,197)	(22,867)	(28,028)	(13,581)
Class B	—	(1)	(2,620)	(1,011)	(1,071)	(1,567)	(442)
Net increase/(decrease)
Class A	13,718	3,501	5,456	6,476	(4,183)	330	11,619
Class B	—	—	(2,004)	(802)	(605)	(951)	(336)
Purchase and sales of investment securities (excluding short-term and dollar roll securities):
Purchase of securities	$372,007	$307,965	$241,048	$375,715	$280,649	$159,465	$503,294 (a)
Proceeds from sales of securities	180,358	250,829	133,762	279,379	380,303	113,635	418,175 (a)

(a) Amounts include $424,195 and $391,147 of purchases and sales, respectively, of U.S. Government Securities.  Amounts exclude $211,402 and $149,525 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	JNL/Mellon Capital Utilities Sector Fund	JNL/Morgan Stanley Mid Cap Growth Fund	JNL Multi- Manager Alternative Fund(a)	JNL/Neuberger Berman Strategic Income Fund	JNL/ Oppenheimer Emerging Markets Innovator Fund(a)	JNL/ Oppenheimer Global Growth Fund
Operations
Net investment income (loss)	$132	$697	$(861)	$(224)	$11,246	$140	$10,238
Net realized gain (loss)	3,332	876	1,725	(354)	2,911	(317)	38,006
Net change in unrealized appreciation (depreciation)	(249)	(7,378)	3,811	(10,261)	(10,893)	(3,779)	82,052
Net increase (decrease) in net assets from operations	3,215	(5,805)	4,675	(10,839)	3,264	(3,956)	130,296
Distributions to shareholders
Share transactions(1)
Proceeds from the sale of shares
Class A	30,783	22,321	51,401	626,257	272,822	114,528	274,322
Class B	—	—	1	—	1	—	67
Cost of shares redeemed
Class A	(23,336)	(19,002)	(30,291)	(53,337)	(117,136)	(15,862)	(108,390)
Class B	(8)	—	—	—	(4)	—	(61)
Net increase (decrease) in net assets from share transactions	7,439	3,319	21,111	572,920	155,683	98,666	165,938
Net increase (decrease) net assets	10,654	(2,486)	25,786	562,081	158,947	94,710	296,234
Net assets beginning of period	102,907	46,617	214,367	—	667,982	—	1,234,239
Net assets end of period	$113,561	$44,131	$240,153	$562,081	$826,929	$94,710	$1,530,473
Undistributed (excess of distributions over) net investment income (loss)	$504	$1,286	$(861)	$(243)	$22,513	$140	$22,815

(1) Share transactions
Shares sold
Class A	2,412	1,931	3,828	62,690		24,675		11,529	17,861
Class B	—	—	—	—		—		—	4
Shares redeemed
Class A	(1,819)	(1,687)	(2,251)	(5,372)		(10,653)		(1,633)	(7,149)
Class B	(1)	—	—	—		—		—	(4)
Net increase/(decrease)
Class A	593	244	1,577	57,318		14,022		9,896	10,712
Class B	(1)	—	—	—		—		—	—
Purchase and sales of investment securities (excluding short-term and dollar roll securities):
Purchase of securities	$73,511	$13,451	$31,319	$555,757	(b)	$602,819	(c)	$88,113	$265,144
Proceeds from sales of securities	66,821	9,041	13,217	207,991	(b)	418,418	(c)	3,644	108,508

(a)  Period from April 27, 2015 (commencement of operations).

(b)  Amounts include $15,725 and $1,602 of purchases and sales, respectively, of U.S. Government Securities.

(c)  Amounts include $179,216 and $161,742 of purchases and sales, respectively, of U.S. Government Securities.  Amounts exclude $1,254,610 and $1,171,567 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund
Operations
Net investment income (loss)	$(2,551)	$46,293	$27,906	$82,878	$1,363	$497	$1,707
Net realized gain (loss)	(65,076)	14,463	(6,243)	(8,897)	18,660	4,500	14,216
Net change in unrealized appreciation (depreciation)	65,088	(53,315)	14,280	202	(13,198)	12,187	(16,583)
Net increase (decrease) in net assets from operations	(2,539)	7,442	35,943	74,183	6,825	17,184	(660)
Distributions to shareholders
Share transactions(1)
Proceeds from the sale of shares
Class A	168,248	726,439	285,201	643,466	70,955	195,768	22,277
Class B	88	2,261	—	1,977	2	1,816	299
Cost of shares redeemed
Class A	(410,608)	(806,176)	(340,916)	(636,255)	(103,999)	(59,581)	(41,924)
Class B	(90)	(1,878)	—	(1,661)	(6)	(5,620)	(114)
Net increase (decrease) in net assets from share transactions	(242,362)	(79,354)	(55,715)	7,527	(33,048)	132,383	(19,462)
Net increase (decrease) net assets	(244,901)	(71,912)	(19,772)	81,710	(26,223)	149,567	(20,122)
Net assets beginning of period	1,951,595	4,559,679	1,611,668	2,741,851	391,793	225,880	213,730
Net assets end of period	$1,706,694	$4,487,767	$1,591,896	$2,823,561	$365,570	$375,447	$193,608
Undistributed (excess of distributions over) net investment income (loss)	$44,600	$14,983	$86,619	$83,870	$3,946	$891	$1,700

(1) Share transactions
Shares sold
Class A	15,881	56,642	26,218	94,332		4,431	16,724	1,154
Class B	9	164	—	260		—	154	15
Shares redeemed
Class A	(38,640)	(62,958)	(31,550)	(93,388)		(6,665)	(5,015)	(2,175)
Class B	(9)	(137)	—	(215)		—	(479)	(6)
Net increase/(decrease)
Class A	(22,759)	(6,316)	(5,332)	944		(2,234)	11,709	(1,021)
Class B	(1)	27	—	45		—	(325)	9
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$967,124 (a)	$9,225,497 (b)	$333,484	$1,250,251	(c)	$72,629	$191,823	$23,613
Proceeds from sales of securities	1,141,316 (a)	8,668,410 (b)	320,088	1,078,485	(c)	104,138	60,516	46,156

(a) Amounts include $739,673 and $948,815 of purchases and sales, respectively, of U.S. Government Securities.

(b) Amounts include $8,020,294 and $7,269,181 of purchases and sales, respectively, of U.S. Government Securities.

(c) Amounts include $90,907 and $36,967 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P International 5 Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Mid 3 Fund	JNL/S&P Total Yield Fund
Operations
Net investment income (loss)	$12,036	$13,635	$64,498	$3,260	$24,440	$1,318	$15,273
Net realized gain (loss)	63,283	66,380	16,468	1,157	27,323	23,735	2,424
Net change in unrealized appreciation (depreciation)	(15,049)	18,731	(215,469)	1,355	(85,898)	(21,500)	(48,678)
Net increase (decrease) in net assets from operations	60,270	98,746	(134,503)	5,772	(34,135)	3,553	(30,981)
Distributions to shareholders
Share transactions(1)
Proceeds from the sale of shares
Class A	63,315	631,557	832,961	45,401	692,555	450,791	462,995
Class B	27	234	96	—	187	—	73
Cost of shares redeemed
Class A	(222,120)	(498,063)	(556,826)	(9,658)	(483,605)	(80,818)	(325,458)
Class B	(89)	(334)	(47)	—	(131)	—	(122)
Net increase (decrease) in net assets from share transactions	(158,867)	133,394	276,184	35,743	209,006	369,973	137,488
Net increase (decrease) net assets	(98,597)	232,140	141,681	41,515	174,871	373,526	106,507
Net assets beginning of period	848,475	2,800,783	4,278,706	123,501	2,637,001	164,991	1,917,581
Net assets end of period	$749,878	$3,032,923	$4,420,387	$165,016	$2,811,872	$538,517	$2,024,088
Undistributed (excess of distributions over) net investment income (loss)	$(6,805)	$33,262	$162,346	$4,281	$54,277	$2,017	$45,711

(1) Share transactions
Shares sold
Class A	5,502	35,995	54,368	4,528	41,674	38,704	30,736
Class B	2	13	6	—	12	—	5
Shares redeemed
Class A	(19,369)	(28,245)	(36,420)	(965)	(28,944)	(6,828)	(21,463)
Class B	(8)	(19)	(3)	—	(8)	—	(8)
Net increase/(decrease)
Class A	(13,867)	7,750	17,948	3,563	12,730	31,876	9,273
Class B	(6)	(6)	3	—	4	—	(3)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$75,086	$558,494	$432,388	$105,465	$464,405	$749,996	$206,319
Proceeds from sales of securities	246,587	423,621	101,937	66,974	232,247	379,500	53,245

See accompanying Notes to Financial Statements.

	JNL/Scout Unconstrained Bond Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short- Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/ Westchester Capital Event Driven Fund(a)	JNL/WMC Balanced Fund
Operations
Net investment income (loss)	$1,124	$(3,081)	$(4,684)	$7,002	$21,084	$31	$34,117
Net realized gain (loss)	(4,996)	206,985	170,875	307	209,230	574	109,011
Net change in unrealized appreciation (depreciation)	9,020	141,514	74,359	3,339	(193,976)	(2,806)	(153,584)
Net increase (decrease) in net assets from operations	5,148	345,418	240,550	10,648	36,338	(2,201)	(10,456)
Distributions to shareholders
Share transactions(1)
Proceeds from the sale of shares
Class A	107,020	812,631	480,232	229,559	484,511	141,131	744,900
Class B	—	6,711	7,130	63	83	—	98
Cost of shares redeemed
Class A	(67,730)	(582,243)	(267,104)	(263,628)	(358,733)	(8,112)	(317,054)
Class B	—	(3,983)	(4,778)	(1,050)	(492)	—	(116)
Net increase (decrease) in net assets from share transactions	39,290	233,116	215,480	(35,056)	125,369	133,019	427,828
Net increase (decrease) net assets	44,438	578,534	456,030	(24,408)	161,707	130,818	417,372
Net assets beginning of period	696,028	4,947,958	3,057,073	1,782,140	3,566,679	—	4,246,909
Net assets end of period	$740,466	$5,526,492	$3,513,103	$1,757,732	$3,728,386	$130,818	$4,664,281
Undistributed (excess of distributions over) net investment income (loss)	$1,279	$(3,174)	$(4,756)	$24,155	$53,336	$31	$92,915

(1) Share transactions
Shares sold
Class A	11,142		22,995	11,693	23,144	27,623	14,115	33,236
Class B	—		192	174	7	4	—	5
Shares redeemed
Class A	(7,045)		(16,553)	(6,536)	(26,583)	(20,565)	(812)	(14,133)
Class B	—		(112)	(112)	(105)	(27)	—	(5)
Net increase/(decrease)
Class A	4,097		6,442	5,157	(3,439)	7,058	13,303	19,103
Class B	—		80	62	(98)	(23)	—	—
Purchase and sales of investment securities (excluding short-term and dollar roll securities):
Purchase of securities	$574,050	(b)	$1,273,500	$560,741	$411,441 (c)	$1,024,411	$158,763	$3,809,846	(d)
Proceeds from sales of securities	588,335	(b)	984,025	408,957	447,252 (c)	981,132	63,595	3,432,477	(d)

(a)	Period from April 27, 2015 (commencement of operations).
(b)	Amounts include $481,630 and $544,040 of purchases and sales, respectively, of U.S. Government Securities.
(c)	Amounts include $118,334 and $162,155 of purchases and sales, respectively, of U.S. Government Securities.
(d)

Amounts include $2,940,084 and $2,909,714 of purchases and sales, respectively, of U.S. Government Securities. Amounts exclude $2,744,295 and $2,748,385 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$—	$13,165
Net realized gain (loss)	10	108,541
Net change in unrealized appreciation (depreciation)	—	(104,171)
Net increase (decrease) in net assets from operations	10	17,535
Distributions to shareholders
Share transactions(1)
Proceeds from the sale of shares
Class A	774,698	112,069
Class B	4,147	3,376
Cost of shares redeemed
Class A	(804,049)	(176,940)
Class B	(4,572)	(2,090)
Net increase (decrease) in net assets from share transactions	(29,776)	(63,585)
Net increase (decrease) net assets	(29,766)	(46,050)
Net assets beginning of period	1,293,723	1,836,567
Net assets end of period	$1,263,957	$1,790,517
Undistributed (excess of distributions over) net investment income (loss)	$(42)	$29,892

(1) Share transactions
Shares sold
Class A	774,697	4,556
Class B	4,146	138
Shares redeemed
Class A	(804,049)	(7,214)
Class B	(4,572)	(83)
Net increase/(decrease)
Class A	(29,352)	(2,658)
Class B	(426)	55
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$264,487 (a)	$195,000
Proceeds from sales of securities	304,547 (a)	262,997

(a) Amounts include $107,704 and $153,387 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2014

	JNL/Alliance Bernstein Dynamic Asset Allocation Fund(a) (b)	JNL/AQR Managed Futures Strategy Fund(a)	JNL/BlackRock Commodity Securities Strategy Fund(a)	JNL/BlackRock Global Allocation Fund(a)	JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund(c)	JNL/Brookfield Global Infrastructure and MLP Fund
Operations
Net investment income (loss)	$85	$(5,889)	$3,232	$35,938	$(2,114)	$(652)	$13,925
Net realized gain (loss)	240	44,492	7,505	215,148	96,038	(2,074)	36,608
Net change in unrealized appreciation (depreciation)	71	1,188	(188,790)	(193,354)	5,848	(1,864)	(12,922)
Net increase (decrease) in net assets from operations	396	39,791	(178,053)	57,732	99,772	(4,590)	37,611
Distributions to shareholders
From net investment income
Class A	(135)	(11,943)	—	(23,614)	—	—	(7,001)
Class B	—	(3)	—	(2)	—	—	(1)
From net realized gains
Class A	(180)	(30,087)	—	(72,234)	(84,617)	—	(36,878)
Class B	—	(7)	—	(5)	(28)	—	(7)
Total distributions to shareholders	(315)	(42,040)	—	(95,855)	(84,645)	—	(43,887)
Share transactions(1)
Proceeds from the sale of shares
Class A	33,365	211,585	460,025	1,139,395	431,599	398,082	826,649
Class B	—	—	171	107	105	—	136
Reinvestment of distributions
Class A	315	42,030	—	95,848	84,617	—	43,879
Class B	—	10	—	7	28	—	8
Cost of shares redeemed
Class A	(13,490)	(217,722)	(617,495)	(519,809)	(302,495)	(10,318)	(229,963)
Class B	—	—	(199)	(131)	(71)	—	(54)
Net increase (decrease) in net assets from share transactions	20,190	35,903	(157,498)	715,417	213,783	387,764	640,655
Net increase (decrease) net assets	20,271	33,654	(335,551)	677,294	228,910	383,174	634,379
Net assets beginning of year	—	482,813	1,454,951	2,748,052	1,013,789	—	675,068
Net assets end of year	$20,271	$516,467	$1,119,400	$3,425,346	$1,242,699	$383,174	$1,309,447
Undistributed (excess of distributions over) net investment income (loss)	$(62)	$8,550	$2,621	$50,730	$(26)	$8	$14,991

(1) Share transactions
Shares sold
Class A	3,286		21,293	40,593	91,411	15,538	39,910	51,252
Class B	—		—	15	7	4	—	8
Reinvestment of distributions
Class A	31		4,211	—	7,742	3,010	—	2,804
Class B	—		1	—	1	1	—	1
Shares redeemed
Class A	(1,324)		(22,195)	(54,029)	(41,644)	(10,935)	(1,046)	(14,375)
Class B	—		—	(18)	(10)	(2)	—	(3)
Net increase/(decrease)
Class A	1,993		3,309	(13,436)	57,509	7,613	38,864	39,681
Class B	—		1	(3)	(2)	3	—	6
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$24,737	(d)	$—	$256,986	$2,498,392 (e)	$1,238,257	$462,925	$1,251,879
Proceeds from sales of securities	12,077		—	371,738	2,155,060 (e)	1,118,992	95,540	650,532
Securities sold short covers	—		—	—	—	—	112,216	—
Securities sold short proceeds	—		—	—	—	—	264,593	—

(a)  Consolidated Statement of Changes in Net Assets.

(b)  Period from April 28, 2014 (commencement of operations).

(c)  Period from September 15, 2014 (commencement of operations).

(d)  Amount includes $1,598 of purchases of U.S. Government Securities.

(e)  Amounts include $305,502 and $274,584 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Global Growth Fund
Operations
Net investment income (loss)	$6,285	$3,881	$6,305	$(4,085)	$2,755	$4,889	$25,838
Net realized gain (loss)	33,490	37,697	25,735	192,115	6,823	3,008	28,341
Net change in unrealized appreciation (depreciation)	(37,180)	(31,867)	26,874	(155,901)	(2,558)	29,724	(92,187)
Net increase (decrease) in net assets from operations	2,595	9,711	58,914	32,129	7,020	37,621	(38,008)
Distributions to shareholders
From net investment income
Class A	(4,330)	(3,256)	(3,419)	—	(1,410)	(3,108)	(9,761)
Class B	(6)	(4)	(2)	—	(2)	(3)	(5)
From net realized gains
Class A	—	—	(7,490)	(118,778)	—	—	(8,238)
Class B	—	—	(4)	(100)	—	—	(4)
Total distributions to shareholders	(4,336)	(3,260)	(10,915)	(118,878)	(1,412)	(3,111)	(18,008)
Share transactions(1)
Proceeds from the sale of shares
Class A	77,864	69,265	361,967	350,994	66,408	118,887	542,286
Class B	59	38	73	188	24	80	161
Reinvestment of distributions
Class A	4,330	3,256	10,909	118,778	1,410	3,108	17,999
Class B	6	4	6	100	2	3	9
Cost of shares redeemed
Class A	(92,803)	(73,491)	(227,891)	(659,178)	(66,873)	(129,410)	(267,543)
Class B	(58)	(61)	(96)	(200)	(22)	(74)	(75)
Net increase (decrease) in net assets from share transactions	(10,602)	(989)	144,968	(189,318)	949	(7,406)	292,837
Net increase (decrease) net assets	(12,343)	5,462	192,967	(276,067)	6,557	27,104	236,821
Net assets beginning of year	485,329	420,339	500,754	1,639,138	135,427	355,011	988,791
Net assets end of year	$472,986	$425,801	$693,721	$1,363,071	$141,984	$382,115	$1,225,612
Undistributed (excess of distributions over) net investment income (loss)	$3,144	$3,831	$6,337	$(620)	$2,419	$2,862	$25,733

(1) Share transactions
Shares sold
Class A	6,841	2,217	33,141	12,266	8,355	15,715	45,549
Class B	4	2	6	6	3	10	13
Reinvestment of distributions
Class A	377	102	957	4,427	176	384	1,575
Class B	1	—	—	4	—	—	1
Shares redeemed
Class A	(8,153)	(2,355)	(20,687)	(23,068)	(8,508)	(17,369)	(22,703)
Class B	(5)	(2)	(8)	(7)	(3)	(9)	(6)
Net increase/(decrease)
Class A	(935)	(36)	13,411	(6,375)	23	(1,270)	24,421
Class B	—	—	(2)	3	—	1	8
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$292,202 (a)	$140,466	$236,612	$694,028	$78,874	$118,513	$454,195
Proceeds from sales of securities	490,294 (a)	145,427	92,333	1,007,468	75,622	129,969	199,282

(a) Amounts include $45,824 and $233,805 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
Operations
Net investment income (loss)	$72,963	$104,681	$4,991	$29,784	$3,689	$14,841	$34,501
Net realized gain (loss)	5,850	79,459	33,405	46,446	65,679	5,885	(53,584)
Net change in unrealized appreciation (depreciation)	(90,529)	(122,413)	(85,632)	7,939	(70,460)	22,329	(12,360)
Net increase (decrease) in net assets from operations	(11,716)	61,727	(47,236)	84,169	(1,092)	43,055	(31,443)
Distributions to shareholders
From net investment income
Class A	(73,193)	(84,338)	(3,800)	(9,162)	(4,177)	(19,538)	(12,024)
Class B	(12)	(25)	(3)	(5)	(3)	(10)	(4)
From net realized gains
Class A	(1,507)	—	(21,704)	(23,980)	(95,982)	—	(14,357)
Class B	—	—	(13)	(10)	(42)	—	(4)
Total distributions to shareholders	(74,712)	(84,363)	(25,520)	(33,157)	(100,204)	(19,548)	(26,389)
Share transactions(1)
Proceeds from the sale of shares
Class A	663,625	973,630	186,921	270,363	452,024	404,843	172,900
Class B	168	248	85	51	105	188	27
Reinvestment of distributions
Class A	74,700	84,338	25,504	33,142	100,159	19,538	26,381
Class B	12	25	16	15	45	10	8
Cost of shares redeemed
Class A	(340,381)	(523,055)	(131,083)	(245,659)	(334,808)	(253,139)	(297,020)
Class B	(148)	(184)	(74)	(95)	(150)	(164)	(19)
Net increase (decrease) in net assets from share transactions	397,976	535,002	81,369	57,817	217,375	171,276	(97,723)
Net increase (decrease) net assets	311,548	512,366	8,613	108,829	116,079	194,783	(155,555)
Net assets beginning of year	1,752,908	2,193,027	441,155	1,120,276	1,032,421	778,970	795,261
Net assets end of year	$2,064,456	$2,705,393	$449,768	$1,229,105	$1,148,500	$973,753	$639,706
Undistributed (excess of distributions over) net investment income	$55,368	$102,920	$4,816	$31,875	$2,831	$21,149	$(4,000)

(1) Share transactions
Shares sold
Class A	55,086	79,394	17,176	22,303	27,469	34,207		14,969
Class B	13	22	8	5	7	16		2
Reinvestment of distributions
Class A	6,368	7,105	2,657	2,688	6,624	1,657		2,436
Class B	1	2	2	1	3	1		1
Shares redeemed
Class A	(28,303)	(42,748)	(12,192)	(20,139)	(20,633)	(21,482)		(25,667)
Class B	(12)	(16)	(7)	(8)	(9)	(14)		(2)
Net increase/(decrease)
Class A	33,151	43,751	7,641	4,852	13,460	14,382		(8,262)
Class B	2	8	3	(2)	1	3		1
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$688,892	$1,075,203	$189,696	$302,173	$368,951	$3,019,828	(b)	$864,781 (c)
Proceeds from sales of securities	398,087 (a)	575,606	128,672	285,310	203,761	2,492,063	(b)	926,349 (c)

(a) Amount includes $3,667 of sales of U.S. Government Securities.

(b) Amounts include $2,686,083 and $2,264,300 of purchases and sales, respectively, of U.S. Government Securities.

(c) Amounts include $72,734 and $98,925 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund
Operations
Net investment income (loss)	$8,301	$(115)	$29,648	$22,231	$(2,307)	$1,470	$(1,077)
Net realized gain (loss)	183,642	25,388	47,689	65,253	112,483	16,424	78,734
Net change in unrealized appreciation (depreciation)	(36,252)	5,708	168,950	(89,839)	(34,530)	19,473	(14,982)
Net increase (decrease) in net assets from operations	155,691	30,981	246,287	(2,355)	75,646	37,367	62,675
Distributions to shareholders
From net investment income
Class A	(9,048)	(149)	(22,864)	(15,857)	(569)	(1,186)	—
Class B	(228)	—	(13)	(8)	(3)	(1)	—
From net realized gains
Class A	(175,604)	(25,703)	(59,255)	—	(195,006)	(11,905)	(32,449)
Class B	(3,417)	(19)	(29)	—	(219)	(6)	(25)
Total distributions to shareholders	(188,297)	(25,871)	(82,161)	(15,865)	(195,797)	(13,098)	(32,474)
Share transactions(1)
Proceeds from the sale of shares
Class A	421,969	199,226	656,059	618,680	350,617	335,184	479,005
Class B	7,322	53	226	157	88	45	158
Reinvestment of distributions
Class A	184,652	25,852	82,119	15,857	195,575	13,091	32,449
Class B	3,645	19	42	8	222	7	25
Cost of shares redeemed
Class A	(456,804)	(80,870)	(410,989)	(301,567)	(337,710)	(164,419)	(355,769)
Class B	(4,722)	(41)	(240)	(179)	(184)	(41)	(127)
Net increase (decrease) in net assets from share transactions	156,062	144,239	327,217	332,956	208,608	183,867	155,741
Net increase (decrease) net assets	123,456	149,349	491,343	314,736	88,457	208,136	185,942
Net assets beginning of year	1,160,809	198,110	1,545,834	1,229,916	1,017,527	380,873	732,235
Net assets end of year	$1,284,265	$347,459	$2,037,177	$1,544,652	$1,105,984	$589,009	$918,177
Undistributed (excess of distributions over) net investment income (loss)	$1,484	$(6)	$30,150	$18,293	$(38)	$1,876	$(17)

(1) Share transactions
Shares sold
Class A	33,247	16,140	61,573	47,518	20,565	20,688	23,917
Class B	575	3	21	11	5	4	7
Reinvestment of distributions
Class A	15,769	2,138	7,583	1,219	13,056	803	1,595
Class B	310	2	4	1	15	—	1
Shares redeemed
Class A	(35,567)	(6,701)	(38,676)	(23,282)	(20,247)	(10,302)	(17,878)
Class B	(374)	(3)	(22)	(13)	(11)	(3)	(6)
Net increase/(decrease)
Class A	13,449	11,577	30,480	25,455	13,374	11,189	7,634
Class B	511	2	3	(1)	9	1	2
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$1,252,550	$384,142	$738,082	$537,953	$742,046	$338,031	$422,147
Proceeds from sales of securities	1,312,247	232,969	469,492	241,077	734,811	161,654	297,864
Securities sold short covers	—	114,744	—	—	—	—	—
Securities sold short proceeds	—	151,617	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Ivy Asset Strategy Fund(a)	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Capital European 30 Fund
Operations
Net investment income (loss)	$24,545	$25,601	$(5,087)	$28,077	$28,685	$14,498	$7,831
Net realized gain (loss)	129,121	32,895	182,596	1,308	10,657	(3,582)	11,636
Net change in unrealized appreciation (depreciation)	(286,029)	(132,056)	(34,235)	32,989	(109,566)	(46,081)	(39,343)
Net increase (decrease) in net assets from operations	(132,363)	(73,560)	143,274	62,374	(70,224)	(35,165)	(19,876)
Distributions to shareholders
From net investment income
Class A	(34,099)	(13,306)	—	(38,027)	(24,326)	(8,811)	(3,047)
Class B	(9)	(17)	—	(19)	(11)	(1)	(2)
From net realized gains
Class A	(152,548)	—	(101,974)	—	(32,528)	—	—
Class B	(35)	—	(19)	—	(13)	—	—
Total distributions to shareholders	(186,691)	(13,323)	(101,993)	(38,046)	(56,878)	(8,812)	(3,049)
Share transactions(1)
Proceeds from the sale of shares
Class A	839,775	186,364	581,104	531,499	283,915	500,300	302,438
Class B	146	147	292	868	84	30	57
Reinvestment of distributions
Class A	186,647	13,306	101,974	38,027	56,854	8,811	3,047
Class B	44	17	19	19	24	1	2
Cost of shares redeemed
Class A	(702,533)	(140,396)	(654,461)	(509,977)	(403,134)	(379,796)	(162,289)
Class B	(311)	(88)	(364)	(877)	(116)	(90)	(51)
Net increase (decrease) in net assets from share transactions	323,768	59,350	28,564	59,559	(62,373)	129,256	143,204
Net increase (decrease) net assets	4,714	(27,533)	69,845	83,887	(189,475)	85,279	120,279
Net assets beginning of year	3,050,666	674,320	1,288,388	1,169,258	1,523,398	720,702	139,239
Net assets end of year	$3,055,380	$646,787	$1,358,233	$1,253,145	$1,333,923	$805,981	$259,518
Undistributed (excess of distributions over) net investment income (loss)	$15,447	$27,632	$(230)	$30,762	$28,442	$13,400	$7,667

(1) Share transactions
Shares sold
Class A	56,648	23,201	17,896	39,279		25,790	48,845	21,952
Class B	10	18	8	60		8	3	4
Reinvestment of distributions
Class A	13,409	1,739	3,191	2,846		5,446	880	234
Class B	3	2	1	1		2	—	—
Shares redeemed
Class A	(47,935)	(17,447)	(20,049)	(37,719)		(36,329)	(37,381)	(12,122)
Class B	(21)	(11)	(11)	(61)		(11)	(9)	(4)
Net increase/(decrease)
Class A	22,122	7,493	1,038	4,406		(5,093)	12,344	10,064
Class B	(8)	9	(2)	—		(1)	(6)	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$2,123,064	$530,983	$922,684	$173,144	(b)	$253,517	$307,647	$301,004
Proceeds from sales of securities	2,039,620	462,044	996,765	166,218	(b)	378,375	182,712	151,832

(a)  Consolidated Statement of Changes in Net Assets.

(b)  Amounts include $111,398 and $120,947 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Pacific Rim 30 Fund	JNL/Mellon Capital S&P 500 Index Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Capital International Index Fund	JNL/Mellon Capital Bond Index Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
Operations
Net investment income (loss)	$4,809	$52,092	$16,073	$19,085	$74,035	$23,525	$372
Net realized gain (loss)	8,068	36,212	105,391	111,853	7,762	22,288	21,143
Net change in unrealized appreciation (depreciation)	(7,837)	357,734	34,704	(46,183)	(222,879)	20,722	(15,586)
Net increase (decrease) in net assets from operations	5,040	446,038	156,168	84,755	(141,082)	66,535	5,929
Distributions to shareholders
From net investment income
Class A	(4,071)	(46,392)	(16,217)	(18,675)	(71,066)	(26,991)	(388)
Class B	(6)	(491)	(173)	(252)	(1,159)	(175)	(1)
From net realized gains
Class A	(3,916)	(4,642)	(102,370)	—	—	(8,448)	(17,710)
Class B	(6)	(43)	(902)	—	—	(50)	(30)
Total distributions to shareholders	(7,999)	(51,568)	(119,662)	(18,927)	(72,225)	(35,664)	(18,129)
Share transactions(1)
Proceeds from the sale of shares
Class A	91,248	1,441,158	636,547	593,661	692,156	459,794	89,788
Class B	17	16,732	9,893	13,406	10,544	1,777	8
Proceeds in connection with acquisition
Class A	—	—	—	—	94,576	—	—
Class B	—	—	—	—	151	—	—
Reinvestment of distributions
Class A	7,987	51,034	118,587	18,675	71,066	35,439	18,098
Class B	12	534	1,075	252	1,159	225	31
Cost of shares redeemed
Class A	(77,068)	(818,368)	(551,587)	(611,390)	(761,313)	(1,176,611)	(140,307)
Class B	(10)	(9,345)	(7,930)	(12,183)	(5,818)	(1,144)	(39)
Net increase (decrease) in net assets from share transactions	22,186	681,745	206,585	2,421	102,521	(680,520)	(32,421)
Net increase (decrease) net assets	19,227	1,076,215	243,091	68,249	(110,786)	(649,649)	(44,621)
Net assets beginning of year	153,948	3,095,092	1,652,153	1,849,552	2,336,194	1,547,974	147,528
Net assets end of year	$173,175	$4,171,307	$1,895,244	$1,917,801	$2,225,408	$898,325	$102,907
Undistributed (excess of distributions over) net investment income (loss)	$4,756	$5,359	$4,114	$185	$(3,991)	$9,311	$372

(1) Share transactions
Shares sold
Class A	6,244	89,295	33,246	35,500	47,982	38,297	6,260
Class B	1	1,027	515	797	708	144	2
Shares issued in connection with acquisition
Class A	—	—	—	—	6,462	—	—
Class B	—	—	—	—	10	—	—
Reinvestment of distributions
Class A	576	2,950	6,209	1,072	5,312	3,024	1,470
Class B	1	30	55	14	84	19	2
Shares redeemed
Class A	(5,229)	(50,971)	(28,906)	(36,577)	(52,572)	(98,353)	(9,849)
Class B	(1)	(567)	(407)	(721)	(394)	(92)	(3)
Net increase/(decrease)
Class A	1,591	41,274	10,549	(5)	7,184	(57,032)	(2,119)
Class B	1	490	163	90	408	71	1
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$187,684	$774,252	$401,388	$363,964	$200,242	$934,747 (a)	$183,054
Proceeds from sales of securities	168,741	67,496	273,471	323,945	127,526	1,628,035 (a)	232,556

(a) Amounts include $816,406 and $1,306,950 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Utilities Sector Fund	JNL/Morgan Stanley Mid Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/ Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund
Operations
Net investment income (loss)	$589	$(1,231)	$14,538	$12,799	$26,957	$63,121	$59,071
Net realized gain (loss)	264	9,535	11,635	37,677	158,425	105,876	(466)
Net change in unrealized appreciation (depreciation)	3,884	(13,621)	(2,188)	(26,873)	(126,737)	28,900	(56,295)
Net increase (decrease) in net assets from operations	4,737	(5,317)	23,985	23,603	58,645	197,897	2,310
Distributions to shareholders
From net investment income
Class A	(1)	—	(4,873)	(6,996)	(14,302)	(156,108)	(38,899)
Class B	—	—	(1)	(7)	(7)	(621)	—
From net realized gains
Class A	—	(2,075)	(2,407)	(22,777)	—	(17,070)	(2,928)
Class B	—	(1)	(1)	(18)	—	(63)	—
Total distributions to shareholders	(1)	(2,076)	(7,282)	(29,798)	(14,309)	(173,862)	(41,827)
Share transactions(1)
Proceeds from the sale of shares
Class A	47,251	253,656	403,041	308,244	604,154	1,037,725	848,356
Class B	—	4	23	86	157	2,806	—
Proceeds in connection with acquisition
Class A	—	—	—	168,302	—	—	—
Class B	—	—	—	61	—	—	—
Reinvestment of distributions
Class A	1	2,075	7,280	29,773	14,302	173,178	41,827
Class B	—	1	2	25	7	684	—
Cost of shares redeemed
Class A	(8,617)	(243,527)	(226,518)	(254,280)	(532,613)	(1,831,850)	(782,106)
Class B	—	—	(4)	(179)	(196)	(5,599)	—
Net increase (decrease) in net assets from share transactions	38,635	12,209	183,824	252,032	85,811	(623,056)	108,077
Net increase (decrease) net assets	43,371	4,816	200,527	245,837	130,147	(599,021)	68,560
Net assets beginning of year	3,246	209,551	467,455	988,402	1,821,448	5,158,700	1,543,108
Net assets end of year	$46,617	$214,367	$667,982	$1,234,239	$1,951,595	$4,559,679	$1,611,668
Undistributed (excess of distributions over) net investment income (loss)	$589	$—	$11,267	$12,577	$47,151	$(31,310)	$58,713

(1) Share transactions
Shares sold
Class A	4,394	19,381	37,024		21,315	56,917	80,494	77,192
Class B	—	—	2		6	14	205	—
Shares issued in connection with acquisition
Class A	—	—	—		11,927	—	—	—
Class B	—	—	—		4	—	—	—
Reinvestment of distributions
Class A	—	160	666		2,046	1,352	13,788	3,891
Class B	—	—	—		2	1	51	—
Shares redeemed
Class A	(806)	(18,956)	(20,870)		(17,609)	(50,209)	(141,805)	(71,250)
Class B	—	—	—		(12)	(18)	(407)	—
Net increase/(decrease)
Class A	3,588	585	16,820		17,679	8,060	(47,523)	9,833
Class B	—	—	2		—	(3)	(151)	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$41,806	$180,329	$807,323	(a)	$306,901	$3,547,117 (b)	$12,531,010 (c)	$1,609,216
Proceeds from sales of securities	2,879	178,963	667,470	(a)	$233,289	3,342,328 (b)	13,335,012 (c)	1,923,998

(a) Amounts include $282,498 and $281,741 of purchases and sales, respectively, of U.S. Government Securities.

(b) Amounts include $3,058,112 and $3,021,044 of purchases and sales, respectively, of U.S. Government Securities.

(c) Amounts include $9,841,321 and $11,650,862 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund
Operations
Net investment income (loss)	$161,567	$2,587	$828	$2,835	$15,392	$19,644	$97,885
Net realized gain (loss)	41,325	47,805	34,842	21,837	60,024	261,192	257,053
Net change in unrealized appreciation (depreciation)	(206,967)	(13,762)	(24,416)	(3,415)	(73,125)	(27,732)	101,293
Net increase (decrease) in net assets from operations	(4,075)	36,630	11,254	21,257	2,291	253,104	456,231
Distributions to shareholders
From net investment income
Class A	(161,714)	(1,859)	(515)	(9,629)	(60,954)	(7,168)	(51,615)
Class B	(656)	(2)	(52)	(45)	(36)	(2)	(15)
From net realized gains
Class A	(41,948)	(20,247)	(30,948)	—	(34,541)	(233,284)	(188,657)
Class B	(164)	(14)	(2,098)	—	(20)	(45)	(52)
Total distributions to shareholders	(204,482)	(22,122)	(33,613)	(9,674)	(95,551)	(240,499)	(240,339)
Share transactions(1)
Proceeds from the sale of shares
Class A	1,517,078	225,865	134,793	96,077	268,771	1,406,186	1,647,818
Class B	3,934	59	4,880	652	24	110	182
Reinvestment of distributions
Class A	203,662	22,106	31,463	9,629	95,495	240,452	240,272
Class B	820	16	2,150	45	56	47	67
Cost of shares redeemed
Class A	(1,356,063)	(189,487)	(132,487)	(83,782)	(249,244)	(579,775)	(754,664)
Class B	(4,358)	(80)	(8,379)	(312)	(64)	(93)	(235)
Net increase (decrease) in net assets from share transactions	365,073	58,479	32,420	22,309	115,038	1,066,927	1,133,440
Net increase (decrease) net assets	156,516	72,987	10,061	33,892	21,778	1,079,532	1,349,332
Net assets beginning of year	2,585,335	318,806	215,819	179,838	826,697	1,721,251	2,929,374
Net assets end of year	$2,741,851	$391,793	$225,880	$213,730	$848,475	$2,800,783	$4,278,706
Undistributed (excess of distributions over) net investment income (loss)	$992	$2,583	$394	$(7)	$(18,841)	$19,627	$97,848

(1) Share transactions
Shares sold
Class A	204,812	14,754	10,661	5,006	21,828	83,824	108,893
Class B	474	4	391	36	2	6	13
Reinvestment of distributions
Class A	30,626	1,433	2,797	493	8,793	14,296	15,694
Class B	108	1	190	2	5	3	4
Shares redeemed
Class A	(183,374)	(12,333)	(10,570)	(4,461)	(20,816)	(34,621)	(50,064)
Class B	(523)	(5)	(663)	(17)	(5)	(5)	(15)
Net increase/(decrease)
Class A	52,064	3,854	2,888	1,038	9,805	63,499	74,523
Class B	59	—	(82)	21	2	4	2
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$2,055,290	$206,413	$140,464	$78,606	$346,853	$2,041,137	$2,264,982
Proceeds from sales of securities	1,787,302	167,845	140,520	63,402	302,851	1,190,445	1,265,604

See accompanying Notes to Financial Statements.

	JNL/S&P International 5 Fund(a)	JNL/S&P Intrinsic Value Fund	JNL/S&P Mid 3 Fund(b)	JNL/S&P Total Yield Fund	JNL/Scout Unconstrained Bond Fund(b)	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
Operations
Net investment income (loss)	$981	$29,854	$658	$30,451	$(1,205)	$(5,587)	$(9,987)
Net realized gain (loss)	(23)	320,471	6,573	254,820	(14,249)	481,223	252,784
Net change in unrealized appreciation (depreciation)	(7,554)	3,198	7,256	(63,699)	(6,722)	(83,977)	97,347
Net increase (decrease) in net assets from operations	(6,596)	353,523	14,487	221,572	(22,176)	391,659	340,144
Distributions to shareholders
From net investment income
Class A	—	(16,900)	—	(14,320)	—	—	(3,958)
Class B	—	(6)	—	(4)	—	—	(84)
From net realized gains
Class A	—	(241,440)	—	(232,448)	—	(411,771)	(239,028)
Class B	—	(74)	—	(66)	—	(5,270)	(5,063)
Total distributions to shareholders	—	(258,420)	—	(246,838)	—	(417,041)	(248,133)
Share transactions(1)
Proceeds from the sale of shares
Class A	135,694	1,182,419	170,425	924,414	850,011	937,628	651,338
Class B	—	362	101	350	—	7,732	8,904
Reinvestment of distributions
Class A	—	258,340	—	246,768	—	411,771	242,986
Class B	—	80	—	70	—	5,270	5,147
Cost of shares redeemed
Class A	(5,597)	(515,881)	(20,022)	(395,983)	(131,807)	(763,176)	(499,587)
Class B	—	(416)	—	(427)	—	(7,926)	(9,198)
Net increase (decrease) in net assets from share transactions	130,097	924,904	150,504	775,192	718,204	591,299	399,590
Net increase (decrease) net assets	123,501	1,020,007	164,991	749,926	696,028	565,917	491,601
Net assets beginning of year	—	1,616,994	—	1,167,655	—	4,382,041	2,565,472
Net assets end of year	$123,501	$2,637,001	$164,991	$1,917,581	$696,028	$4,947,958	$3,057,073
Undistributed (excess of distributions over) net investment income (loss)	$1,021	$29,837	$699	$30,438	$155	$(93)	$(72)

(1) Share transactions
Shares sold
Class A	13,645	71,851	16,303	58,321	85,716		27,560	16,681
Class B	—	20	10	20	—		226	227
Reinvestment of distributions
Class A	—	15,600	—	16,462	—		12,380	6,205
Class B	—	5	—	5	—		155	127
Shares redeemed
Class A	(591)	(31,772)	(1,858)	(25,446)	(13,380)		(22,494)	(12,850)
Class B	—	(25)	—	(27)	—		(231)	(229)
Net increase/(decrease)
Class A	13,054	55,679	14,445	49,337	72,336		17,446	10,036
Class B	—	—	10	(2)	—		150	125
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$130,388	$2,129,503	$255,741	$2,287,470	$873,891	(c)	$1,853,676	$936,021
Proceeds from sales of securities	—	1,436,238	105,374	1,741,472	196,132	(c)	1,662,131	$784,149

(a) Period from September 15, 2014 (commencement of operations).

(b)  Period from April 28, 2014 (commencement of operations).

(c) Amounts include $558,520 and $172,999 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/T. Rowe Price Short- Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$15,835	$32,320	$56,583	$—	$26,478
Net realized gain (loss)	(414)	311,287	196,450	15	86,787
Net change in unrealized appreciation (depreciation)	(7,427)	11,150	102,817	—	78,714
Net increase (decrease) in net assets from operations	7,994	354,757	355,850	15	191,979
Distributions to shareholders
From net investment income
Class A	(20,175)	(25,703)	(48,640)	(6)	(25,720)
Class B	(16)	(11)	(19)	—	(518)
From net realized gains
Class A	—	(172,808)	(124,547)	(15)	(71,864)
Class B	—	(63)	(44)	—	(1,281)
Total distributions to shareholders	(20,191)	(198,585)	(173,250)	(21)	(99,383)
Share transactions(1)
Proceeds from the sale of shares
Class A	602,840	1,327,880	1,101,044	2,151,606	232,352
Class B	1,065	182	147	5,484	4,720
Reinvestment of distributions
Class A	20,175	198,511	173,187	21	97,584
Class B	16	74	63	—	1,799
Cost of shares redeemed
Class A	(487,132)	(545,383)	(556,786)	(2,194,169)	(334,767)
Class B	(138)	(223)	(178)	(5,955)	(3,013)
Net increase (decrease) in net assets from share transactions	136,826	981,041	717,477	(43,013)	(1,325)
Net increase (decrease) net assets	124,629	1,137,213	900,077	(43,019)	91,271
Net assets beginning of year	1,657,511	2,429,466	3,346,832	1,336,742	1,745,296
Net assets end of year	$1,782,140	$3,566,679	$4,246,909	$1,293,723	$1,836,567
Undistributed (excess of distributions over) net investment income (loss)	$17,153	$32,252	$58,798	$(42)	$16,727

(1) Share transactions
Shares sold
Class A	60,326		76,808	50,111		2,151,606	9,740
Class B	106		11	6		5,484	198
Reinvestment of distributions
Class A	2,038		11,521	7,773		21	3,977
Class B	2		4	3		—	72
Shares redeemed
Class A	(48,750)		(32,031)	(25,376)		(2,194,169)	(14,000)
Class B	(14)		(13)	(8)		(5,955)	(124)
Net increase/(decrease)
Class A	13,614		56,298	32,508		(42,542)	(283)
Class B	94		2	1		(471)	146
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$862,974	(a)	$2,194,457	$5,265,215	(b)	$578,791 (c)	$237,585
Proceeds from sales of securities	674,553	(a)	1,393,432	4,794,074	(b)	709,686 (c)	285,371

(a) Amounts include $255,556 and $238,314 of purchases and sales, respectively, of U.S. Government Securities.

(b) Amounts include $4,032,420 and $3,977,215 of purchases and sales, respectively, of U.S. Government Securities.

(c) Amounts include $315,905 and $291,959 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data			Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/AllianceBernstein Dynamic Asset Allocation Fund(t)
Class A
06/30/2015	$10.17	$(0.00)	$0.23	$0.23	$—	$—	$10.40	2.26%	$31,813	52%		1.10%		1.10%		(0.04)%
12/31/2014*	10.00	0.04	0.24	0.28	(0.05)	(0.06)	10.17	2.77	20,271	109		1.12		1.12		0.65
JNL/AQR Managed Futures Strategy Fund(e)
Class A
06/30/2015	10.29	(0.07)	0.06	(0.01)	—	—	10.28	(0.10)	624,244	0		1.35		1.35		(1.33)
12/31/2014	10.30	(0.13)	1.04	0.91	(0.26)	(0.66)	10.29	9.09	516,349	0		1.36		1.36		(1.33)
12/31/2013	9.99	(0.14)	0.83	0.69	(0.37)	(0.01)	10.30	7.08	482,706	0		1.35		1.35		(1.32)
12/31/2012	9.46	(0.12)	0.65	0.53	—	—	9.99	5.60	541,596	0		1.35		1.35		(1.31)
12/31/2011*	10.00	(0.04)	(0.50)	(0.54)	—	—	9.46	(5.40)	459,751	0		1.36		1.36		(1.34)
Class B
06/30/2015	10.32	(0.06)	0.06	(0.00)	—	—	10.32	0.00	260	0		1.15		1.15		(1.14)
12/31/2014	10.32	(0.11)	1.05	0.94	(0.28)	(0.66)	10.32	9.40	118	0		1.16		1.16		(1.13)
12/31/2013	10.02	(0.12)	0.82	0.70	(0.39)	(0.01)	10.32	7.19	107	0		1.15		1.15		(1.12)
12/31/2012	9.47	(0.12)	0.67	0.55	—	—	10.02	5.81	100	0		1.15		1.15		(1.26)
12/31/2011*	10.00	(0.04)	(0.49)	(0.53)	—	—	9.47	(5.30)	95	0		1.16		1.16		(1.14)
JNL/BlackRock Commodity Securities Strategy Fund(e)
Class A
06/30/2015	9.57	0.02	(0.37)	(0.35)	—	—	9.22	(3.66)	863,932	2		0.98		0.98		0.50
12/31/2014	11.16	0.03	(1.62)	(1.59)	—	—	9.57	(14.25)	1,118,643	22		0.97		0.97		0.22
12/31/2013	10.23	0.01	0.96	0.97	(0.04)	—	11.16	9.51	1,454,041	23		0.97		0.97		0.13
12/31/2012	10.15	0.03	0.05	0.08	—	—	10.23	0.79	1,458,953	11		0.98		0.98		0.26
12/31/2011	11.02	(0.02)	(0.79)	(0.81)	(0.06)	—	10.15	(7.37)	1,052,317	14		0.98		0.98		(0.21)
12/31/2010	9.41	0.08	1.56	1.64	(0.03)	—	11.02	17.44	1,000,238	102		1.00		1.00		0.87
Class B
06/30/2015	9.66	0.04	(0.38)	(0.34)	—	—	9.32	(3.52)	756	2		0.78		0.78		0.74
12/31/2014	11.25	0.05	(1.64)	(1.59)	—	—	9.66	(14.13)	757	22		0.77		0.77		0.43
12/31/2013	10.30	0.04	0.97	1.01	(0.06)	—	11.25	9.83	910	23		0.77		0.77		0.34
12/31/2012	10.20	0.04	0.06	0.10	—	—	10.30	0.98	817	11		0.78		0.78		0.43
12/31/2011	11.06	0.00	(0.79)	(0.79)	(0.07)	—	10.20	(7.13)	848	14		0.78		0.78		(0.01)
12/31/2010	9.44	0.11	1.55	1.66	(0.04)	—	11.06	17.59	694	102		0.80		0.80		1.13
JNL/BlackRock Global Allocation Fund(f)
Class A
06/30/2015	12.23	0.07	0.25	0.32	—	—	12.55	2.62	3,670,364	48		1.07	(g)	1.07	(g)	1.09
12/31/2014	12.35	0.14	0.10	0.24	(0.09)	(0.27)	12.23	1.85	3,425,119	75		1.07	(g)	1.07	(g)	1.12
12/31/2013	10.86	0.09	1.46	1.55	(0.06)	—	12.35	14.31	2,747,805	54		1.08	(g)	1.08	(g)	0.77
12/31/2012	9.91	0.11	0.84	0.95	—	—	10.86	9.59	1,592,841	49		1.10		1.10		1.03
12/31/2011	10.35	0.01	(0.41)	(0.40)	(0.04)	0.00 (h)	9.91	(3.82)	513,329	33	(i)	0.81		1.19		0.08
12/31/2010*	10.00	0.28	0.07	0.35	—	—	10.35	3.50	179,580	5		0.59		1.26		12.50
Class B
06/30/2015	12.31	0.08	0.26	0.34	—	—	12.65	2.76	242	48		0.87	(g)	0.87	(g)	1.29
12/31/2014	12.41	0.17	0.10	0.27	(0.10)	(0.27)	12.31	2.13	227	75		0.87	(g)	0.87	(g)	1.33
12/31/2013	10.91	0.12	1.45	1.57	(0.07)	—	12.41	14.43	247	54		0.88	(g)	0.88	(g)	1.01
12/31/2012	9.94	0.13	0.84	0.97	—	—	10.91	9.76	217	49		0.90		0.90		1.24
12/31/2011	10.35	0.02	(0.38)	(0.36)	(0.05)	0.00 (h)	9.94	(3.53)	85	33	(i)	0.61		0.99		0.28
12/31/2010*	10.00	0.33	0.02	0.35	—	—	10.35	3.50	20	5		0.39		1.06		14.63

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data			Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/BlackRock Large Cap Select Growth Fund
Class A
06/30/2015	$28.12	$(0.04)	$1.72	$1.68	$—		$—	$29.80	5.97%	$1,389,793	33%		0.91%		0.91%		(0.25)%
12/31/2014	27.72	(0.05)	2.51	2.46	—		(2.06)	28.12	8.89	1,242,278	101		0.92		0.92		(0.19)
12/31/2013	21.52	(0.06)	8.34	8.28	(0.01)		(2.07)	27.72	38.99 (j)	1,013,437	125		0.95		0.95		(0.23)
12/31/2012	21.28	0.01	2.22	2.23	(0.04)		(1.95)	21.52	10.61	471,670	143		0.97		0.97		0.04
12/31/2011	21.19	0.03	0.13	0.16	(0.07)		—	21.28	0.75	450,150	40		0.96		0.96		0.13
12/31/2010	18.85	0.04	2.35	2.39	(0.05)		—	21.19	12.67	894,742	34		0.95		0.95		0.21
Class B
06/30/2015	28.89	(0.01)	1.77	1.76	—		—	30.65	6.09	455	33		0.71		0.71		(0.05)
12/31/2014	28.37	0.00	2.58	2.58	—		(2.06)	28.89	9.11	421	101		0.72		0.72		0.01
12/31/2013	21.96	(0.01)	8.52	8.51	(0.03)		(2.07)	28.37	39.30 (j)	352	125		0.75		0.75		(0.04)
12/31/2012	21.69	0.06	2.25	2.31	(0.09)		(1.95)	21.96	10.81	269	143		0.77		0.77		0.25
12/31/2011	21.43	0.07	0.33	0.40	(0.14)		—	21.69	1.84	252	40		0.76		0.76		0.32
12/31/2010	19.03	0.08	2.39	2.47	(0.07)		—	21.43	12.96	227	34		0.75		0.75		0.40
JNL/Boston Partners Global Long Short Equity Fund
Class A
06/30/2015	9.86	0.01	0.45	0.46	—		—	10.32	4.67	450,394	81		2.38	(g)	2.38	(g)	0.13
12/31/2014*	10.00	(0.02)	(0.12)	(0.14)	—		—	9.86	(1.40)	383,174	80		2.26	(g)	2.26	(g)	(0.65)
JNL/Brookfield Global Infrastructure and MLP Fund
Class A
06/30/2015	15.35	0.14	(1.03)	(0.89)	—		—	14.46	(5.80)	1,156,231	42		1.14		1.14		1.93
12/31/2014	14.79	0.21	0.89	1.10	(0.09)		(0.45)	15.35	7.35	1,309,204	64		1.15		1.15		1.33
12/31/2013	12.29	0.24	2.62	2.86	(0.08)		(0.28)	14.79	23.43	674,917	68		1.15		1.15		1.72
12/31/2012	10.36	0.33	1.60	1.93	(0.00	)(h)	—	12.29	18.67	298,842	79		1.15		1.15		2.90
12/31/2011*	10.00	0.01	0.35	0.36	—		—	10.36	3.60	127,282	0		1.18		1.18		1.96
Class B
06/30/2015	15.42	0.16	(1.03)	(0.87)	—		—	14.55	(5.64)	237	42		0.94		0.94		2.12
12/31/2014	14.84	0.24	0.89	1.13	(0.10)		(0.45)	15.42	7.53	243	64		0.95		0.95		1.52
12/31/2013	12.32	0.25	2.64	2.89	(0.09)		(0.28)	14.84	23.62	151	68		0.95		0.95		1.85
12/31/2012	10.36	0.35	1.61	1.96	(0.00	)(h)	—	12.32	18.96	171	79		0.95		0.95		3.05
12/31/2011*	10.00	0.01	0.35	0.36	—		—	10.36	3.60	104	0		0.98		0.98		2.16
JNL/Capital Guardian Global Balanced Fund
Class A
06/30/2015	11.26	0.07	0.29	0.36	—		—	11.62	3.20	496,984	29	(k)	1.00		1.00		1.22
12/31/2014	11.30	0.15	(0.09)	0.06	(0.10)		—	11.26	0.54	472,427	62	(k)	1.01		1.01		1.30
12/31/2013	9.94	0.13	1.41	1.54	(0.18)		—	11.30	15.55 (j)	484,776	56	(k)	1.01		1.01		1.20
12/31/2012	8.97	0.17	1.00	1.17	(0.20)		—	9.94	13.04	415,794	37	(k)	1.01		1.01		1.75
12/31/2011	9.52	0.15	(0.60)	(0.45)	(0.10)		—	8.97	(4.76)	371,075	46	(k)	1.01		1.01		1.58
12/31/2010	8.82	0.14	0.65	0.79	(0.09)		—	9.52	9.01	358,593	47	(k)	1.01		1.01		1.62
Class B
06/30/2015	11.55	0.08	0.31	0.39	—		—	11.94	3.38	550	29	(k)	0.80		0.80		1.42
12/31/2014	11.59	0.18	(0.10)	0.08	(0.12)		—	11.55	0.71	559	62	(k)	0.81		0.81		1.50
12/31/2013	10.19	0.15	1.45	1.60	(0.20)		—	11.59	15.75 (j)	553	56	(k)	0.81		0.81		1.40
12/31/2012	9.18	0.19	1.04	1.23	(0.22)		—	10.19	13.38	481	37	(k)	0.81		0.81		1.95
12/31/2011	9.75	0.17	(0.63)	(0.46)	(0.11)		—	9.18	(4.70)	443	46	(k)	0.81		0.81		1.77
12/31/2010	9.01	0.16	0.68	0.84	(0.10)		—	9.75	9.40	421	47	(k)	0.81		0.81		1.82

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Capital Guardian Global Diversified Research Fund
Class A
06/30/2015	$31.44	$0.16	$2.14	$2.30	$—	$—	$33.74	7.32%	$457,364	21%	1.07%	1.07%	0.96%
12/31/2014	30.95	0.29	0.44	0.73	(0.24)	—	31.44	2.35	425,397	34	1.07	1.07	0.92
12/31/2013	25.41	0.25	5.64	5.89	(0.35)	—	30.95	23.23 (j)	419,923	28	1.07	1.07	0.88
12/31/2012	21.97	0.35	3.38	3.73	(0.29)	—	25.41	17.02	343,838	32	1.08	1.08	1.47
12/31/2011	23.23	0.27	(1.31)	(1.04)	(0.22)	—	21.97	(4.51)	299,322	39	1.08	1.08	1.17
12/31/2010	20.92	0.21	2.25	2.46	(0.15)	—	23.23	11.77	436,897	30	1.08	1.08	1.00
Class B
06/30/2015	31.76	0.19	2.17	2.36	—	—	34.12	7.43	422	21	0.87	0.87	1.16
12/31/2014	31.26	0.35	0.45	0.80	(0.30)	—	31.76	2.53	404	34	0.87	0.87	1.12
12/31/2013	25.65	0.31	5.70	6.01	(0.40)	—	31.26	23.48 (j)	416	28	0.87	0.87	1.08
12/31/2012	22.17	0.40	3.42	3.82	(0.34)	—	25.65	17.28	366	32	0.88	0.88	1.68
12/31/2011	23.40	0.33	(1.29)	(0.96)	(0.27)	—	22.17	(4.12)	308	39	0.88	0.88	1.41
12/31/2010	21.05	0.25	2.27	2.52	(0.17)	—	23.40	12.01	311	30	0.88	0.88	1.21
JNL/DFA U.S. Core Equity Fund
Class A
06/30/2015	11.39	0.06	0.14	0.20	—	—	11.59	1.76	751,277	3	0.80	0.88	1.08
12/31/2014	10.54	0.11	0.93	1.04	(0.06)	(0.13)	11.39	9.82	693,371	15	0.80	0.89	1.03
12/31/2013	8.15	0.10	2.75	2.85	(0.08)	(0.38)	10.54	35.17	500,412	9	0.80	0.91	1.03
12/31/2012	7.23	0.11	0.88	0.99	(0.07)	—	8.15	13.70	230,034	113	0.84	0.92	1.34
12/31/2011	7.33	0.06	(0.12)	(0.06)	(0.04)	—	7.23	(0.84)	242,320	44	0.93	0.93	0.85
12/31/2010	6.57	0.05	0.73	0.78	(0.02)	—	7.33	11.86	203,409	52	0.93	0.93	0.79
Class B
06/30/2015	11.96	0.08	0.15	0.23	—	—	12.19	1.92	350	3	0.60	0.68	1.28
12/31/2014	11.05	0.14	0.97	1.11	(0.07)	(0.13)	11.96	10.02	350	15	0.60	0.69	1.22
12/31/2013	8.52	0.12	2.88	3.00	(0.09)	(0.38)	11.05	35.43	342	9	0.60	0.71	1.24
12/31/2012	7.56	0.13	0.92	1.05	(0.09)	—	8.52	13.85	233	113	0.64	0.72	1.61
12/31/2011	7.65	0.08	(0.12)	(0.04)	(0.05)	—	7.56	(0.55)	177	44	0.73	0.73	1.10
12/31/2010	6.85	0.06	0.76	0.82	(0.02)	—	7.65	12.02	119	52	0.73	0.73	0.95
JNL/Eagle SmallCap Equity Fund
Class A
06/30/2015	27.27	(0.07)	2.12	2.05	—	—	29.32	7.52	1,457,721	19	0.98	0.98	(0.52)
12/31/2014	29.09	(0.08)	0.85	0.77	—	(2.59)	27.27	2.80	1,361,883	46	0.97	0.97	(0.27)
12/31/2013	22.77	(0.07)	6.99	6.92	(0.02)	(0.58)	29.09	30.47 (j)	1,637,979	71	0.97	0.97	(0.28)
12/31/2012	20.16	0.02	2.76	2.78	—	(0.17)	22.77	13.83	1,272,126	51	0.98	0.98	0.07
12/31/2011	21.88	(0.11)	(0.41)	(0.52)	—	(1.20)	20.16	(2.31)	820,374	39	0.99	0.99	(0.51)
12/31/2010	16.14	(0.03)	5.80	5.77	(0.03)	—	21.88	35.73	589,399	50	1.02	1.02	(0.18)
Class B
06/30/2015	28.05	(0.04)	2.18	2.14	—	—	30.19	7.63	1,051	19	0.78	0.78	(0.31)
12/31/2014	29.78	(0.02)	0.88	0.86	—	(2.59)	28.05	3.04	1,188	46	0.77	0.77	(0.07)
12/31/2013	23.29	(0.02)	7.15	7.13	(0.06)	(0.58)	29.78	30.69 (j)	1,159	71	0.77	0.77	(0.08)
12/31/2012	20.57	0.05	2.84	2.89	—	(0.17)	23.29	14.09	912	51	0.78	0.78	0.23
12/31/2011	22.25	(0.07)	(0.41)	(0.48)	—	(1.20)	20.57	(2.09)	638	39	0.79	0.79	(0.31)
12/31/2010	16.40	0.00	5.89	5.89	(0.04)	—	22.25	35.94	531	50	0.82	0.82	0.02

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Eastspring Investments Asia ex-Japan Fund
Class A
06/30/2015	$7.91	$0.06	$(0.01)	$0.05	$—	$—	$7.96	0.63%	$146,422	20%	1.27%	1.27%	1.54%
12/31/2014	7.56	0.15	0.28	0.43	(0.08)	—	7.91	5.66	141,808	54	1.27	1.27	1.95
12/31/2013	8.22	0.09	(0.59)	(0.50)	(0.10)	(0.06)	7.56	(6.04)	135,262	68	1.27	1.27	1.12
12/31/2012	7.05	0.10	1.47	1.57	(0.05)	(0.35)	8.22	22.55	152,083	76	1.27	1.27	1.25
12/31/2011	9.71	0.08	(2.10)	(2.02)	(0.04)	(0.60)	7.05	(21.20)	108,550	72	1.28	1.28	0.88
12/31/2010	8.14	0.03	1.55	1.58	(0.01)	—	9.71	19.40	150,646	75	1.31	1.31	0.40
Class B
06/30/2015	7.94	0.08	(0.03)	0.05	—	—	7.99	0.63	218	20	1.07	1.07	1.91
12/31/2014	7.58	0.17	0.28	0.45	(0.09)	—	7.94	5.98	176	54	1.07	1.07	2.13
12/31/2013	8.24	0.11	(0.59)	(0.48)	(0.12)	(0.06)	7.58	(5.84)	165	68	1.07	1.07	1.35
12/31/2012	7.07	0.11	1.48	1.59	(0.07)	(0.35)	8.24	22.72	256	76	1.07	1.07	1.43
12/31/2011	9.73	0.10	(2.11)	(2.01)	(0.05)	(0.60)	7.07	(21.00)	150	72	1.08	1.08	1.13
12/31/2010	8.15	0.06	1.54	1.60	(0.02)	—	9.73	19.59	187	75	1.11	1.11	0.65
JNL/Eastspring Investments China-India Fund
Class A
06/30/2015	7.89	0.08	0.58	0.66	—	—	8.55	8.37	488,215	31	1.31	1.31	1.85
12/31/2014	7.14	0.10	0.72	0.82	(0.07)	—	7.89	11.40	381,803	34	1.31	1.31	1.37
12/31/2013	7.38	0.07	(0.24)	(0.17)	(0.07)	—	7.14	(2.35)	354,740	29	1.31	1.31	1.07
12/31/2012	6.02	0.07	1.34	1.41	(0.05)	—	7.38	23.48	373,612	24	1.31	1.31	0.99
12/31/2011	8.93	0.06	(2.52)	(2.46)	(0.03)	(0.42)	6.02	(27.89)	292,573	20	1.31	1.31	0.76
12/31/2010	7.71	0.04	1.26	1.30	—	(0.08)	8.93	16.93	385,002	40	1.33	1.33	0.46
Class B
06/30/2015	7.95	0.08	0.59	0.67	—	—	8.62	8.43	352	31	1.11	1.11	1.96
12/31/2014	7.19	0.12	0.72	0.84	(0.08)	—	7.95	11.67	312	34	1.11	1.11	1.55
12/31/2013	7.43	0.10	(0.26)	(0.16)	(0.08)	—	7.19	(2.14)	271	29	1.11	1.11	1.40
12/31/2012	6.07	0.08	1.34	1.42	(0.06)	—	7.43	23.52	387	24	1.11	1.11	1.23
12/31/2011	8.98	0.08	(2.53)	(2.45)	(0.04)	(0.42)	6.07	(27.61)	244	20	1.11	1.11	1.01
12/31/2010	7.74	0.04	1.28	1.32	—	(0.08)	8.98	17.12	332	40	1.13	1.13	0.55
JNL/Franklin Templeton Global Growth Fund
Class A
06/30/2015	11.23	0.14	0.04	0.18	—	—	11.41	1.60	1,182,508	10	1.00	1.00	2.38
12/31/2014	11.67	0.26	(0.53)	(0.27)	(0.09)	(0.08)	11.23	(2.36)	1,225,062	18	1.00	1.00	2.21
12/31/2013	9.05	0.13	2.61	2.74	(0.12)	—	11.67	30.35	988,313	17	1.02	1.02	1.26
12/31/2012	7.52	0.15	1.51	1.66	(0.13)	—	9.05	22.06	657,764	15	1.05	1.05	1.77
12/31/2011	8.08	0.14	(0.63)	(0.49)	(0.07)	—	7.52	(6.08)	514,730	18	1.06	1.06	1.78
12/31/2010	7.64	0.10	0.44	0.54	(0.10)	—	8.08	7.07	475,458	5	1.08	1.08	1.38
Class B
06/30/2015	11.27	0.15	0.04	0.19	—	—	11.46	1.69	516	10	0.80	0.80	2.55
12/31/2014	11.71	0.30	(0.55)	(0.25)	(0.11)	(0.08)	11.27	(2.23)	550	18	0.80	0.80	2.50
12/31/2013	9.07	0.15	2.63	2.78	(0.14)	—	11.71	30.66	478	17	0.82	0.82	1.49
12/31/2012	7.53	0.16	1.52	1.68	(0.14)	—	9.07	22.35	374	15	0.85	0.85	1.99
12/31/2011	8.10	0.16	(0.65)	(0.49)	(0.08)	—	7.53	(6.04)	293	18	0.86	0.86	2.00
12/31/2010	7.65	0.12	0.44	0.56	(0.11)	—	8.10	7.32	283	5	0.88	0.88	1.58

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Franklin Templeton Global Multisector Bond Fund
Class A
06/30/2015	$11.51	$0.21	$(0.25)	$(0.04)	$—	$—		$11.47	(0.35)%	$2,111,588	8%	1.06%	1.07%	3.72%
12/31/2014	11.99	0.45	(0.49)	(0.04)	(0.43)	(0.01)		11.51	(0.45)	2,064,144	28	1.07	1.08	3.73
12/31/2013	11.84	0.40	0.01	0.41	(0.26)	(0.00	)(h)	11.99	3.53	1,752,613	26	1.08	1.09	3.34
12/31/2012	10.07	0.39	1.40	1.79	(0.02)	(0.00	)(h)	11.84	17.78	977,534	11	1.10	1.10	3.48
12/31/2011*	10.00	0.01	0.06	0.07	—	—		10.07	0.70	239,591	3	1.12	1.12	2.34
Class B
06/30/2015	11.56	0.23	(0.26)	(0.03)	—	—		11.53	(0.26)	312	8	0.86	0.87	3.92
12/31/2014	12.03	0.47	(0.49)	(0.02)	(0.44)	(0.01)		11.56	(0.24)	312	28	0.87	0.88	3.93
12/31/2013	11.86	0.42	0.02	0.44	(0.27)	(0.00	)(h)	12.03	3.75	295	26	0.88	0.89	3.51
12/31/2012	10.07	0.31	1.50	1.81	(0.02)	(0.00	)(h)	11.86	17.98	204	11	0.90	0.90	2.82
12/31/2011*	10.00	0.01	0.06	0.07	—	—		10.07	0.70	101	3	0.92	0.92	2.52
JNL/Franklin Templeton Income Fund
Class A
06/30/2015	11.73	0.26	(0.37)	(0.11)	—	—		11.62	(0.94)	2,609,522	12	0.92	0.92	4.47
12/31/2014	11.73	0.50	(0.12)	0.38	(0.38)	—		11.73	3.19	2,704,647	24	0.92	0.92	4.07
12/31/2013	10.67	0.51	0.98	1.49	(0.43)	—		11.73	14.08	2,192,366	20	0.93	0.93	4.49
12/31/2012	9.94	0.58	0.63	1.21	(0.48)	—		10.67	12.20	1,622,308	24	0.94	0.94	5.47
12/31/2011	10.10	0.60	(0.35)	0.25	(0.41)	—		9.94	2.53	1,254,686	21	0.95	0.95	5.84
12/31/2010	9.29	0.50	0.66	1.16	(0.35)	—		10.10	12.57	1,061,794	33	0.96	0.96	5.17
Class B
06/30/2015	11.29	0.26	(0.35)	(0.09)	—	—		11.20	(0.80)	585	12	0.72	0.72	4.65
12/31/2014	11.30	0.51	(0.12)	0.39	(0.40)	—		11.29	3.37	746	24	0.72	0.72	4.28
12/31/2013	10.29	0.52	0.94	1.46	(0.45)	—		11.30	14.27	661	20	0.73	0.73	4.69
12/31/2012	9.59	0.58	0.61	1.19	(0.49)	—		10.29	12.51	548	24	0.74	0.74	5.66
12/31/2011	9.76	0.60	(0.34)	0.26	(0.43)	—		9.59	2.66	514	21	0.75	0.75	6.07
12/31/2010	8.98	0.50	0.64	1.14	(0.36)	—		9.76	12.79	346	33	0.76	0.76	5.37
JNL/Franklin Templeton International Small Cap Growth Fund
Class A
06/30/2015	9.55	0.09	0.75	0.84	—	—		10.39	8.80	531,133	7	1.30	1.30	1.73
12/31/2014	11.18	0.12	(1.17)	(1.05)	(0.09)	(0.49)		9.55	(9.42)	449,495	29	1.31	1.31	1.07
12/31/2013	8.65	0.11	2.68	2.79	(0.10)	(0.16)		11.18	32.41	440,868	26	1.30	1.30	1.12
12/31/2012	6.89	0.11	1.76	1.87	(0.11)	—		8.65	27.26	258,118	32	1.30	1.30	1.46
12/31/2011	8.17	0.11	(1.28)	(1.17)	(0.11)	—		6.89	(14.38)	219,846	21	1.31	1.31	1.39
12/31/2010	6.85	0.14	1.27	1.41	(0.09)	—		8.17	20.55	213,824	162	1.30	1.30	1.96
Class B
06/30/2015	9.63	0.10	0.76	0.86	—	—		10.49	8.93	303	7	1.10	1.10	1.93
12/31/2014	11.26	0.14	(1.18)	(1.04)	(0.10)	(0.49)		9.63	(9.22)	273	29	1.11	1.11	1.26
12/31/2013	8.70	0.14	2.69	2.83	(0.11)	(0.16)		11.26	32.73	287	26	1.10	1.10	1.36
12/31/2012	6.94	0.12	1.77	1.89	(0.13)	—		8.70	27.30	251	32	1.10	1.10	1.59
12/31/2011	8.21	0.12	(1.27)	(1.15)	(0.12)	—		6.94	(14.05)	163	21	1.11	1.11	1.54
12/31/2010	6.88	0.14	1.28	1.42	(0.09)	—		8.21	20.70	181	162	1.10	1.10	2.01

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data			Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Franklin Templeton Mutual Shares Fund
Class A
06/30/2015	$12.24	$0.12	$0.14	$0.26	$—		$—	$12.50	2.12%	$1,246,071	14%		1.02%	1.02%	1.91%
12/31/2014	11.72	0.30	0.55	0.85	(0.09)		(0.24)	12.24	7.30	1,228,576	26		1.03	1.03	2.47
12/31/2013	9.21	0.17	2.43	2.60	(0.09)		—	11.72	28.29	1,119,740	28		1.03	1.03	1.55
12/31/2012	8.22	0.16	0.96	1.12	(0.13)		—	9.21	13.66	829,053	34		1.04	1.04	1.77
12/31/2011	8.48	0.16	(0.22)	(0.06)	(0.20)		—	8.22	(0.66)	690,280	37		1.06	1.06	1.85
12/31/2010	7.61	0.24	0.63	0.87	(0.00	)(h)	—	8.48	11.45	594,707	33		1.06	1.06	3.02
Class B
06/30/2015	12.34	0.13	0.15	0.28	—		—	12.62	2.27	556	14		0.82	0.82	2.11
12/31/2014	11.81	0.33	0.55	0.88	(0.11)		(0.24)	12.34	7.49	529	26		0.83	0.83	2.70
12/31/2013	9.28	0.19	2.45	2.64	(0.11)		—	11.81	28.47	536	28		0.83	0.83	1.75
12/31/2012	8.27	0.18	0.98	1.16	(0.15)		—	9.28	14.01	445	34		0.84	0.84	1.98
12/31/2011	8.52	0.18	(0.22)	(0.04)	(0.21)		—	8.27	(0.40)	377	37		0.86	0.86	2.05
12/31/2010	7.64	0.26	0.63	0.89	(0.01)		—	8.52	11.66	358	33		0.86	0.86	3.26

JNL/Franklin Templeton Small Cap Value Fund
Class A
06/30/2015	15.19	0.03	0.13	0.16	—		—	15.35	1.05	1,150,869	18		1.08	1.08	0.44
12/31/2014	16.61	0.06	(0.04)	0.02	(0.06)		(1.38)	15.19	0.15	1,147,989	20		1.08	1.08	0.34
12/31/2013	12.53	0.06	4.24	4.30	(0.12)		(0.10)	16.61	34.38	1,031,865	25		1.08	1.08	0.39
12/31/2012	10.69	0.15	1.73	1.88	(0.03)		(0.01)	12.53	17.62	919,607	8		1.10	1.10	1.28
12/31/2011	11.02	0.06	(0.36)	(0.30)	(0.03)		—	10.69	(2.73)	413,671	17		1.12	1.12	0.54
12/31/2010	8.72	0.05	2.29	2.34	(0.04)		—	11.02	26.84	294,200	9		1.14	1.14	0.50
Class B
06/30/2015	15.19	0.05	0.13	0.18	—		—	15.37	1.19	490	18		0.88	0.88	0.64
12/31/2014	16.60	0.09	(0.03)	0.06	(0.09)		(1.38)	15.19	0.36	511	20		0.88	0.88	0.52
12/31/2013	12.51	0.09	4.24	4.33	(0.14)		(0.10)	16.60	34.67	556	25		0.88	0.88	0.60
12/31/2012	10.66	0.16	1.74	1.90	(0.04)		(0.01)	12.51	17.87	459	8		0.90	0.90	1.40
12/31/2011	10.98	0.08	(0.36)	(0.28)	(0.04)		—	10.66	(2.54)	394	17		0.92	0.92	0.72
12/31/2010	8.68	0.07	2.28	2.35	(0.05)		—	10.98	27.07	400	9		0.94	0.94	0.70

JNL/Goldman Sachs Core Plus Bond Fund
Class A
06/30/2015	11.81	0.11	(0.15)	(0.04)	—		—	11.77	(0.34)	1,121,550	175	(l)	0.87	0.87	1.84
12/31/2014	11.44	0.21	0.41	0.62	(0.25)		—	11.81	5.40	973,327	283	(l)	0.88	0.88	1.74
12/31/2013	12.44	0.19	(0.32)	(0.13)	(0.37)		(0.50)	11.44	(1.05)	778,592	571	(l)	0.88	0.88	1.58
12/31/2012	12.22	0.20	0.74	0.94	(0.28)		(0.44)	12.44	7.76	908,757	843	(l)	0.88	0.88	1.58
12/31/2011	12.14	0.26	0.49	0.75	(0.24)		(0.43)	12.22	6.26	995,144	1,078	(l)	0.88	0.88	2.07
12/31/2010	11.68	0.28	0.60	0.88	(0.29)		(0.13)	12.14	7.63	1,056,413	977	(l)	0.88	0.88	2.33
Class B
06/30/2015	11.99	0.12	(0.14)	(0.02)	—		—	11.97	(0.17)	434	175	(l)	0.67	0.67	2.04
12/31/2014	11.61	0.23	0.42	0.65	(0.27)		—	11.99	5.59	426	283	(l)	0.68	0.68	1.93
12/31/2013	12.63	0.22	(0.34)	(0.12)	(0.40)		(0.50)	11.61	(0.93)	378	571	(l)	0.68	0.68	1.77
12/31/2012	12.40	0.23	0.75	0.98	(0.31)		(0.44)	12.63	7.97	344	843	(l)	0.68	0.68	1.82
12/31/2011	12.30	0.29	0.50	0.79	(0.26)		(0.43)	12.40	6.52	257	1,078	(l)	0.68	0.68	2.28
12/31/2010	11.83	0.32	0.59	0.91	(0.31)		(0.13)	12.30	7.75	246	977	(l)	0.68	0.68	2.54

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/Goldman Sachs Emerging Markets Debt Fund
Class A
06/30/2015	$10.46	$0.26	$(0.64)	$(0.38)	$—	$—		$10.08	(3.63)%	$538,878	51%	1.06%		1.07%		5.08%
12/31/2014	11.46	0.55	(1.11)	(0.56)	(0.20)	(0.24)		10.46	(4.94)	639,536	130	1.06		1.07		4.76
12/31/2013	14.11	0.57	(1.67)	(1.10)	(1.09)	(0.46)		11.46	(7.77)	795,092	160	1.06		1.07		4.19
12/31/2012	12.03	0.67	1.73	2.40	—	(0.32)		14.11	19.96	952,660	138	1.07		1.07		5.05
12/31/2011	13.65	0.42	(1.03)	(0.61)	(0.68)	(0.33)		12.03	(4.67)	782,878	186	1.07		1.07		3.02
12/31/2010	11.89	0.61	1.30	1.91	(0.12)	(0.03)		13.65	16.07	762,892	160	1.08		1.08		4.65
Class B
06/30/2015	10.54	0.27	(0.64)	(0.37)	—	—		10.17	(3.51)	178	51	0.86		0.87		5.32
12/31/2014	11.55	0.58	(1.11)	(0.53)	(0.24)	(0.24)		10.54	(4.73)	170	130	0.86		0.87		5.00
12/31/2013	14.22	0.60	(1.69)	(1.09)	(1.12)	(0.46)		11.55	(7.66)	169	160	0.86		0.87		4.38
12/31/2012	12.09	0.71	1.74	2.45	—	(0.32)		14.22	20.28	261	138	0.87		0.87		5.34
12/31/2011	13.70	0.45	(1.03)	(0.58)	(0.70)	(0.33)		12.09	(4.46)	284	186	0.87		0.87		3.23
12/31/2010	11.92	0.65	1.28	1.93	(0.12)	(0.03)		13.70	16.22	442	160	0.88		0.88		4.95

JNL/Goldman Sachs Mid Cap Value Fund
Class A
06/30/2015	11.65	0.03	(0.04)	(0.01)	—	—		11.64	(0.09)	1,243,641	51	0.99		1.01		0.58
12/31/2014	12.05	0.08	1.52	1.60	(0.10)	(1.90)		11.65	13.13	1,259,794	102	0.99		1.01		0.65
12/31/2013	11.06	0.07	3.52	3.59	(0.05)	(2.55)		12.05	32.73	1,141,673	121	1.00		1.01		0.57
12/31/2012	9.56	0.11	1.61	1.72	(0.11)	(0.11)		11.06	18.01	967,000	80	1.01		1.01		1.08
12/31/2011	10.60	0.07	(0.77)	(0.70)	(0.06)	(0.28	)(m)	9.56	(6.54)	725,310	74	1.01		1.01		0.69
12/31/2010	8.56	0.05	2.04	2.09	(0.05)	—		10.60	24.40	496,550	85	1.02		1.02		0.58
Class B
06/30/2015	11.69	0.05	(0.04)	0.01	—	—		11.70	0.09	24,666	51	0.79		0.81		0.78
12/31/2014	12.09	0.11	1.52	1.63	(0.13)	(1.90)		11.69	13.33	24,471	102	0.79		0.81		0.86
12/31/2013	11.09	0.10	3.52	3.62	(0.07)	(2.55)		12.09	32.90	19,136	121	0.80		0.81		0.80
12/31/2012	9.57	0.14	1.62	1.76	(0.13)	(0.11)		11.09	18.43	10,577	80	0.81		0.81		1.35
12/31/2011	10.61	0.09	(0.77)	(0.68)	(0.08)	(0.28	)(m)	9.57	(6.35)	8,832	74	0.81		0.81		0.83
12/31/2010	8.56	0.07	2.04	2.11	(0.06)	—		10.61	24.62	9,541	85	0.82		0.82		0.76

JNL/Goldman Sachs U.S. Equity Flex Fund
Class A
06/30/2015	12.05	0.02	0.24	0.26	—	—		12.31	2.16	389,676	38	1.95	(g)	1.95	(g)	0.31
12/31/2014	11.48	(0.01)	1.62	1.61	(0.01)	(1.03)		12.05	13.93	347,215	108	2.20	(g)	2.20	(g)	(0.05)
12/31/2013	8.71	0.01	2.96	2.97	(0.02)	(0.18)		11.48	34.20	197,907	113	1.96	(g)	1.96	(g)	0.08
12/31/2012	7.31	0.02	1.41	1.43	(0.03)	—		8.71	19.59	129,675	106	2.13	(g)	2.13	(g)	0.24
12/31/2011	8.19	0.03	(0.90)	(0.87)	(0.01)	—		7.31	(10.63)	98,233	204	2.03	(g)	2.03	(g)	0.45
12/31/2010	7.58	0.01	0.65	0.66	(0.05)	—		8.19	8.70	115,234	639	1.88	(g)	1.88	(g)	0.17
Class B
06/30/2015	12.16	0.03	0.24	0.27	—	—		12.43	2.22	207	38	1.75	(g)	1.75	(g)	0.51
12/31/2014	11.56	0.02	1.63	1.65	(0.02)	(1.03)		12.16	14.20	244	108	2.00	(g)	2.00	(g)	0.13
12/31/2013	8.77	0.03	2.97	3.00	(0.03)	(0.18)		11.56	34.36	203	113	1.76	(g)	1.76	(g)	0.26
12/31/2012	7.36	0.04	1.42	1.46	(0.05)	—		8.77	19.80	249	106	1.93	(g)	1.93	(g)	0.44
12/31/2011	8.24	0.05	(0.91)	(0.86)	(0.02)	—		7.36	(10.38)	171	204	1.83	(g)	1.83	(g)	0.68
12/31/2010	7.62	0.03	0.65	0.68	(0.06)	—		8.24	8.92	170	639	1.68	(g)	1.68	(g)	0.38

JNL/Harris Oakmark Global Equity Fund
Class A
06/30/2015*	10.00	0.05	(0.43)	(0.38)	—	—		9.62	(3.80)	60,503	2	1.21		1.21		3.05

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Invesco Global Real Estate Fund
Class A
06/30/2015	$10.85	$0.12	$(0.43)	$(0.31)	$—	$—	$10.54	(2.86)%	$2,017,102	31%	1.05%	1.05%	2.19%
12/31/2014	9.83	0.17	1.31	1.48	(0.13)	(0.33)	10.85	15.03	2,036,180	26	1.05	1.05	1.63
12/31/2013	9.88	0.16	0.11	0.27	(0.32)	—	9.83	2.76	1,544,958	54	1.05	1.05	1.52
12/31/2012	7.75	0.18	2.01	2.19	(0.06)	—	9.88	28.31	1,362,397	57	1.05	1.05	2.03
12/31/2011	8.50	0.16	(0.69)	(0.53)	(0.22)	—	7.75	(6.26)	722,875	59	1.06	1.06	1.87
12/31/2010	7.53	0.19	1.09	1.28	(0.31)	—	8.50	17.15	661,172	70	1.06	1.06	2.33
Class B
06/30/2015	10.99	0.13	(0.44)	(0.31)	—	—	10.68	(2.82)	992	31	0.85	0.85	2.40
12/31/2014	9.94	0.19	1.33	1.52	(0.14)	(0.33)	10.99	15.34	997	26	0.85	0.85	1.80
12/31/2013	9.98	0.18	0.11	0.29	(0.33)	—	9.94	2.97	876	54	0.85	0.85	1.69
12/31/2012	7.82	0.20	2.03	2.23	(0.07)	—	9.98	28.58	911	57	0.85	0.85	2.23
12/31/2011	8.57	0.18	(0.70)	(0.52)	(0.23)	—	7.82	(6.10)	688	59	0.86	0.86	2.08
12/31/2010	7.58	0.20	1.10	1.30	(0.31)	—	8.57	17.37	616	70	0.86	0.86	2.51

JNL/Invesco International Growth Fund
Class A
06/30/2015	12.73	0.15	0.29	0.44	—	—	13.17	3.46	1,683,505	12	0.97	0.97	2.26
12/31/2014	12.83	0.20	(0.17)	0.03	(0.13)	—	12.73	0.24	1,543,925	18	0.98	0.98	1.57
12/31/2013	10.89	0.16	1.90	2.06	(0.12)	—	12.83	18.98	1,229,170	21	0.99	0.99	1.36
12/31/2012	9.56	0.14	1.36	1.50	(0.17)	—	10.89	15.76	729,434	35	1.00	1.00	1.33
12/31/2011	10.34	0.18	(0.89)	(0.71)	(0.07)	—	9.56	(6.89)	636,015	24	1.01	1.01	1.80
12/31/2010	9.27	0.11	1.03	1.14	(0.07)	—	10.34	12.31	588,008	32	1.02	1.02	1.19
Class B
06/30/2015	13.37	0.16	0.31	0.47	—	—	13.84	3.52	697	12	0.77	0.77	2.36
12/31/2014	13.45	0.25	(0.18)	0.07	(0.15)	—	13.37	0.49	727	18	0.78	0.78	1.82
12/31/2013	11.41	0.20	1.98	2.18	(0.14)	—	13.45	19.13	746	21	0.79	0.79	1.60
12/31/2012	10.01	0.16	1.43	1.59	(0.19)	—	11.41	15.95	566	35	0.80	0.80	1.52
12/31/2011	10.81	0.22	(0.94)	(0.72)	(0.08)	—	10.01	(6.64)	446	24	0.81	0.81	2.02
12/31/2010	9.68	0.14	1.07	1.21	(0.08)	—	10.81	12.52	485	32	0.82	0.82	1.43

JNL/Invesco Large Cap Growth Fund
Class A
06/30/2015	14.88	(0.01)	0.37	0.36	—	—	15.24	2.42	1,102,936	43	0.96	0.96	(0.10)
12/31/2014	16.69	(0.04)	1.45	1.41	(0.01)	(3.21)	14.88	8.33	1,104,740	73	0.96	0.96	(0.23)
12/31/2013	12.81	0.01	5.00	5.01	(0.06)	(1.07)	16.69	39.58	1,016,287	88	0.96	0.96	0.06
12/31/2012	11.73	0.04	1.42	1.46	—	(0.38)	12.81	12.49	995,127	104	0.96	0.96	0.30
12/31/2011	12.59	(0.04)	(0.80)	(0.84)	(0.02)	—	11.73	(6.68)	954,232	112	0.96	0.96	(0.30)
12/31/2010	10.75	0.03	1.84	1.87	(0.03)	—	12.59	17.41	910,935	169	0.96	0.96	0.23
Class B
06/30/2015	15.08	0.01	0.37	0.38	—	—	15.46	2.52	954	43	0.76	0.76	0.10
12/31/2014	16.88	0.00	1.45	1.45	(0.04)	(3.21)	15.08	8.50	1,244	73	0.76	0.76	(0.03)
12/31/2013	12.95	0.04	5.06	5.10	(0.10)	(1.07)	16.88	39.86	1,240	88	0.76	0.76	0.25
12/31/2012	11.83	0.07	1.43	1.50	—	(0.38)	12.95	12.73	917	104	0.76	0.76	0.53
12/31/2011	12.69	(0.01)	(0.81)	(0.82)	(0.04)	—	11.83	(6.49)	749	112	0.76	0.76	(0.10)
12/31/2010	10.82	0.05	1.86	1.91	(0.04)	—	12.69	17.69	778	169	0.76	0.76	0.43

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Invesco Mid Cap Value Fund
Class A
06/30/2015	$16.29	$0.03	$0.82	$0.85	$—		$—	$17.14	5.22%	$610,641	11%	0.98%	0.98%	0.32%
12/31/2014	15.25	0.05	1.36	1.41	(0.03)		(0.34)	16.29	9.25	588,730	36	0.99	0.99	0.32
12/31/2013	11.67	0.06	3.55	3.61	(0.03)		—	15.25	30.90 (j)	380,623	159	1.01	1.01	0.43
12/31/2012	10.86	0.03	0.81	0.84	(0.03)		—	11.67	7.74	220,777	113	1.01	1.01	0.26
12/31/2011	11.59	0.03	(0.69)	(0.66)	(0.07)		—	10.86	(5.67)	223,465	86	1.02	1.02	0.30
12/31/2010	9.46	0.08	2.10	2.18	(0.05)		—	11.59	23.07	214,053	82	1.02	1.02	0.83
Class B
06/30/2015	16.46	0.04	0.84	0.88	—		—	17.34	5.35	298	11	0.78	0.78	0.52
12/31/2014	15.39	0.08	1.38	1.46	(0.05)		(0.34)	16.46	9.47	279	36	0.79	0.79	0.51
12/31/2013	11.77	0.09	3.57	3.66	(0.04)		—	15.39	31.14 (j)	250	159	0.81	0.81	0.66
12/31/2012	10.96	0.05	0.81	0.86	(0.05)		—	11.77	7.89	184	113	0.81	0.81	0.46
12/31/2011	11.68	0.06	(0.69)	(0.63)	(0.09)		—	10.96	(5.38)	192	86	0.82	0.82	0.49
12/31/2010	9.53	0.10	2.11	2.21	(0.06)		—	11.68	23.24	176	82	0.82	0.82	1.00

JNL/Invesco Small Cap Growth Fund
Class A
06/30/2015	20.40	(0.04)	1.81	1.77	—		—	22.17	8.68	1,237,884	15	1.11	1.12	(0.36)
12/31/2014	19.59	(0.03)	1.59	1.56	—		(0.75)	20.40	7.99	917,464	37	1.11	1.12	(0.13)
12/31/2013	14.30	(0.05)	5.71	5.66	(0.02)		(0.35)	19.59	39.69	731,601	30	1.12	1.13	(0.30)
12/31/2012	12.55	0.04	2.17	2.21	—		(0.46)	14.30	17.68	394,626	39	1.15	1.15	0.26
12/31/2011	12.76	(0.07)	(0.10)	(0.17)	—		(0.04)	12.55	(1.36)	178,378	56	1.15	1.15	(0.52)
12/31/2010	10.11	(0.05)	2.70	2.65	—		—	12.76	26.21	149,999	35	1.15	1.15	(0.50)
Class B
06/30/2015	20.94	(0.02)	1.86	1.84	—		—	22.78	8.79	896	15	0.91	0.92	(0.17)
12/31/2014	20.05	0.02	1.62	1.64	—		(0.75)	20.94	8.21	713	37	0.91	0.92	0.08
12/31/2013	14.62	(0.02)	5.83	5.81	(0.03)		(0.35)	20.05	39.88	634	30	0.92	0.93	(0.10)
12/31/2012	12.79	0.05	2.24	2.29	—		(0.46)	14.62	17.97	463	39	0.95	0.95	0.35
12/31/2011	12.98	(0.04)	(0.11)	(0.15)	—		(0.04)	12.79	(1.18)	408	56	0.95	0.95	(0.33)
12/31/2010	10.26	(0.03)	2.75	2.72	—		—	12.98	26.51	414	35	0.95	0.95	(0.29)

JNL/Ivy Asset Strategy Fund(e)
Class A
06/30/2015	13.64	0.05	(0.07)	(0.02)	—		—	13.62	(0.15)	2,811,621	36	1.20	1.20	0.78
12/31/2014	15.11	0.11	(0.70)	(0.59)	(0.16)		(0.72)	13.64	(4.04)	3,054,663	79	1.20	1.20	0.77
12/31/2013	12.37	0.08	2.84	2.92	(0.18)		—	15.11	23.65	3,049,751	82	1.20	1.20	0.60
12/31/2012	10.56	0.23	1.59	1.82	(0.01)		—	12.37	17.26	2,044,238	57	1.21	1.21	1.98
12/31/2011	11.43	0.04	(0.90)	(0.86)	(0.01)		—	10.56	(7.49)	1,603,982	60	1.22	1.22	0.34
12/31/2010	10.41	0.09	0.93	1.02	(0.00	)(h)	—	11.43	9.81	975,565	96	1.25	1.25	0.90
Class B
06/30/2015	13.70	0.07	(0.07)	0.00	—		—	13.70	0.00	733	36	1.00	1.00	1.00
12/31/2014	15.16	0.15	(0.71)	(0.56)	(0.18)		(0.72)	13.70	(3.80)	717	79	1.00	1.00	1.01
12/31/2013	12.41	0.10	2.85	2.95	(0.20)		—	15.16	23.82	915	82	1.00	1.00	0.77
12/31/2012	10.60	0.25	1.59	1.84	(0.03)		—	12.41	17.36	501	57	1.01	1.01	2.16
12/31/2011	11.45	0.06	(0.89)	(0.83)	(0.02)		—	10.60	(7.24)	401	60	1.02	1.02	0.53
12/31/2010	10.41	0.10	0.94	1.04	(0.00	)(h)	—	11.45	10.01	280	96	1.05	1.05	0.95

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)		Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/JPMorgan International Value Fund
Class A
06/30/2015	$7.33	$0.10	$0.38	$0.48	$—	$—	$7.81	6.55%		$714,782	42%	1.00%	1.00%	2.61%
12/31/2014	8.36	0.30	(1.17)	(0.87)	(0.16)	—	7.33	(10.54)		646,006	69	1.00	1.00	3.73
12/31/2013	7.11	0.16	1.35	1.51	(0.26)	—	8.36	21.47	(j)	673,512	53	1.01	1.01	2.01
12/31/2012	6.35	0.20	0.88	1.08	(0.32)	—	7.11	17.16		506,613	63	1.01	1.01	2.95
12/31/2011	7.52	0.21	(1.17)	(0.96)	(0.21)	—	6.35	(12.87)		586,075	68	1.01	1.01	2.83
12/31/2010	7.17	0.12	0.42	0.54	(0.19)	—	7.52	7.58		607,358	71	1.02	1.02	1.73
Class B
06/30/2015	7.50	0.11	0.39	0.50	—	—	8.00	6.67		792	42	0.80	0.80	2.74
12/31/2014	8.54	0.33	(1.20)	(0.87)	(0.17)	—	7.50	(10.28)		781	69	0.80	0.80	3.95
12/31/2013	7.26	0.17	1.39	1.56	(0.28)	—	8.54	21.66	(j)	808	53	0.81	0.81	2.20
12/31/2012	6.48	0.21	0.91	1.12	(0.34)	—	7.26	17.42		607	63	0.81	0.81	3.11
12/31/2011	7.68	0.22	(1.20)	(0.98)	(0.22)	—	6.48	(12.84)		498	68	0.81	0.81	2.96
12/31/2010	7.31	0.13	0.44	0.57	(0.20)	—	7.68	7.86		587	71	0.82	0.82	1.91

JNL/JPMorgan MidCap Growth Fund
Class A
06/30/2015	31.95	(0.04)	3.36	3.32	—	—	35.27	10.39		1,648,106	33	0.94	0.94	(0.22)
12/31/2014	31.06	(0.12)	3.60	3.48	—	(2.59)	31.95	11.19		1,357,985	67	0.94	0.94	(0.36)
12/31/2013	21.90	0.01	9.19	9.20	(0.04)	—	31.06	42.03		1,288,083	71	0.96	0.96	0.03
12/31/2012	18.84	0.07	2.99	3.06	—	—	21.90	16.24		555,997	89	0.97	0.97	0.31
12/31/2011	20.02	(0.03)	(1.15)	(1.18)	—	—	18.84	(5.89)		439,008	77	0.99	0.99	(0.17)
12/31/2010	15.94	(0.03)	4.11	4.08	—	—	20.02	25.60		232,386	84	1.01	1.01	(0.19)
Class B
06/30/2015	32.38	(0.00)	3.40	3.40	—	—	35.78	10.50		348	33	0.74	0.74	(0.03)
12/31/2014	31.39	(0.05)	3.63	3.58	—	(2.59)	32.38	11.40		248	67	0.74	0.74	(0.16)
12/31/2013	22.11	0.06	9.29	9.35	(0.07)	—	31.39	42.31		305	71	0.76	0.76	0.22
12/31/2012	18.98	0.11	3.02	3.13	—	—	22.11	16.49		227	89	0.77	0.77	0.53
12/31/2011	20.30	(0.00)	(1.32)	(1.32)	—	—	18.98	(6.50)		187	77	0.79	0.79	(0.00)
12/31/2010	16.13	0.00	4.17	4.17	—	—	20.30	25.85		185	84	0.81	0.81	0.02

JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A
06/30/2015	13.39	0.13	(0.10)	0.03	—	—	13.42	0.22		1,323,692	6	0.69	0.69	1.95
12/31/2014	13.11	0.31	0.40	0.71	(0.43)	—	13.39	5.40		1,252,524	15	0.69	0.69	2.32
12/31/2013	14.09	0.34	(0.83)	(0.49)	(0.49)	—	13.11	(3.51	)(j)	1,168,654	1	0.69	0.69	2.44
12/31/2012	13.90	0.37	0.14	0.51	(0.32)	—	14.09	3.64		1,661,614	9	0.68	0.68	2.63
12/31/2011	12.94	0.43	0.84	1.27	(0.31)	—	13.90	9.83		1,393,976	12	0.70	0.70	3.19
12/31/2010	12.39	0.46	0.45	0.91	(0.36)	—	12.94	7.34		918,334	9	0.71	0.71	3.50
Class B
06/30/2015	14.02	0.15	(0.11)	0.04	—	—	14.06	0.29		628	6	0.49	0.49	2.16
12/31/2014	13.71	0.35	0.42	0.77	(0.46)	—	14.02	5.61		621	15	0.49	0.49	2.49
12/31/2013	14.72	0.38	(0.87)	(0.49)	(0.52)	—	13.71	(3.33	)(j)	604	1	0.49	0.49	2.65
12/31/2012	14.50	0.42	0.14	0.56	(0.34)	—	14.72	3.83		1,005	9	0.48	0.48	2.84
12/31/2011	13.47	0.48	0.88	1.36	(0.33)	—	14.50	10.10		1,323	12	0.50	0.50	3.35
12/31/2010	12.88	0.51	0.46	0.97	(0.38)	—	13.47	7.53		523	9	0.51	0.51	3.72

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Lazard Emerging Markets Fund
Class A
06/30/2015	$9.97	$0.10	$(0.20)	$(0.10)	$—		$—	$9.87	(1.00)%	$1,233,868	8%	1.22%	1.22%	2.01%
12/31/2014	10.97	0.22	(0.78)	(0.56)	(0.19)		(0.25)	9.97	(5.26)	1,333,382	17	1.21	1.22	1.94
12/31/2013	11.47	0.18	(0.31)	(0.13)	(0.17)		(0.20)	10.97	(1.10)	1,522,796	26	1.22	1.23	1.65
12/31/2012	9.83	0.19	1.96	2.15	(0.23)		(0.28)	11.47	22.21	1,409,847	31	1.22	1.22	1.76
12/31/2011	12.09	0.25	(2.39)	(2.14)	(0.12)		—	9.83	(17.75)	1,170,395	25	1.22	1.22	2.27
12/31/2010	9.96	0.19	1.99	2.18	(0.05)		—	12.09	21.91	1,386,967	23	1.23	1.23	1.76
Class B
06/30/2015	10.03	0.11	(0.20)	(0.09)	—		—	9.94	(0.90)	495	8	1.02	1.02	2.19
12/31/2014	11.03	0.24	(0.78)	(0.54)	(0.21)		(0.25)	10.03	(5.02)	541	17	1.01	1.02	2.12
12/31/2013	11.52	0.21	(0.31)	(0.10)	(0.19)		(0.20)	11.03	(0.83)	602	26	1.02	1.03	1.84
12/31/2012	9.87	0.22	1.97	2.19	(0.26)		(0.28)	11.52	22.46	759	31	1.02	1.02	2.01
12/31/2011	12.14	0.28	(2.41)	(2.13)	(0.14)		—	9.87	(17.63)	758	25	1.02	1.02	2.46
12/31/2010	9.98	0.22	2.00	2.22	(0.06)		—	12.14	22.24	1,062	23	1.03	1.03	2.04
JNL/Mellon Capital Emerging Markets Index Fund
Class A
06/30/2015	9.68	0.10	0.19	0.29	—		—	9.97	3.00	1,015,196	2	0.74	0.75	1.92
12/31/2014	10.16	0.19	(0.56)	(0.37)	(0.11)		—	9.68	(3.69)	805,897	24	0.76	0.76	1.86
12/31/2013	10.67	0.16	(0.60)	(0.44)	(0.07)		—	10.16	(4.16)	720,551	69	0.79	0.79	1.58
12/31/2012	9.08	0.17	1.42	1.59	(0.00	)(h)	—	10.67	17.56	402,390	102	0.79	0.79	1.75
12/31/2011*	10.00	0.03	(0.95)	(0.92)	—		—	9.08	(9.20)	98,562	38	0.84	0.84	1.01
Class B
06/30/2015	9.72	0.10	0.20	0.30	—		—	10.02	3.09	74	2	0.54	0.55	1.91
12/31/2014	10.20	0.20	(0.56)	(0.36)	(0.12)		—	9.72	(3.54)	84	24	0.56	0.56	1.98
12/31/2013	10.69	0.17	(0.59)	(0.42)	(0.07)		—	10.20	(3.89)	151	69	0.59	0.59	1.69
12/31/2012	9.08	0.19	1.43	1.62	(0.01)		—	10.69	17.80	142	102	0.59	0.59	1.95
12/31/2011*	10.00	0.04	(0.96)	(0.92)	—		—	9.08	(9.20)	91	38	0.64	0.64	1.15
JNL/Mellon Capital European 30 Fund
Class A
06/30/2015	12.57	0.38	0.23	0.61	—		—	13.18	4.85	452,514	52	0.70	0.70	5.78
12/31/2014	13.16	0.42	(0.86)	(0.44)	(0.15)		—	12.57	(3.40)	259,340	61	0.71	0.71	3.09
12/31/2013	10.16	0.34	2.76	3.10	(0.10)		—	13.16	30.61	139,057	55	0.75	0.75	2.90
12/31/2012	9.84	0.39	0.45	0.84	(0.36)		(0.16)	10.16	8.64	30,128	72	0.77	0.77	3.93
12/31/2011	11.48	0.49	(1.33)	(0.84)	(0.23)		(0.57)	9.84	(7.35)	21,311	99	0.78	0.78	4.24
12/31/2010	11.30	0.40	(0.16)	0.24	(0.01)		(0.05)	11.48	2.13	18,217	104	0.78	0.78	3.63
Class B
06/30/2015	12.67	0.37	0.25	0.62	—		—	13.29	4.89	190	52	0.50	0.50	5.64
12/31/2014	13.25	0.47	(0.90)	(0.43)	(0.15)		—	12.67	(3.26)	178	61	0.51	0.51	3.46
12/31/2013	10.21	0.43	2.72	3.15	(0.11)		—	13.25	30.91	182	55	0.55	0.55	3.71
12/31/2012	9.88	0.44	0.42	0.86	(0.37)		(0.16)	10.21	8.89	136	72	0.57	0.57	4.35
12/31/2011	11.51	0.49	(1.30)	(0.81)	(0.25)		(0.57)	9.88	(7.12)	143	99	0.58	0.58	4.24
12/31/2010	11.31	0.41	(0.15)	0.26	(0.01)		(0.05)	11.51	2.31	142	104	0.58	0.58	3.72

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Pacific Rim 30 Fund
Class A
06/30/2015	$13.67	$0.15	$1.54	$1.69	$—	$—		$15.36	12.36%	$247,996	130%	0.71%	0.71%	2.01%
12/31/2014	13.90	0.41	0.05	0.46	(0.35)	(0.34)		13.67	3.21	172,925	99	0.72	0.72	2.79
12/31/2013	12.78	0.38	1.23	1.61	(0.49)	—		13.90	12.66	153,713	100	0.73	0.73	2.71
12/31/2012	11.88	0.45	0.97	1.42	(0.23)	(0.29)		12.78	12.02	100,248	118	0.75	0.75	3.61
12/31/2011	12.71	0.44	(0.67)	(0.23)	(0.18)	(0.42)		11.88	(1.87)	81,702	121	0.77	0.77	3.56
12/31/2010	11.26	0.36	1.09	1.45	—	(0.00	)(h)	12.71	12.89	38,944	78	0.78	0.78	3.03
Class B
06/30/2015	13.78	0.16	1.55	1.71	—	—		15.49	12.41	281	130	0.51	0.51	2.21
12/31/2014	14.00	0.44	0.05	0.49	(0.37)	(0.34)		13.78	3.42	250	99	0.52	0.52	2.97
12/31/2013	12.85	0.42	1.24	1.66	(0.51)	—		14.00	12.87	235	100	0.53	0.53	2.98
12/31/2012	11.93	0.48	0.98	1.46	(0.25)	(0.29)		12.85	12.34	247	118	0.55	0.55	3.82
12/31/2011	12.75	0.46	(0.67)	(0.21)	(0.19)	(0.42)		11.93	(1.71)	170	121	0.57	0.57	3.70
12/31/2010	11.28	0.37	1.10	1.47	—	(0.00	)(h)	12.75	13.05	191	78	0.58	0.58	3.16
JNL/Mellon Capital S&P 500 Index Fund
Class A
06/30/2015	17.11	0.13	0.04	0.17	—	—		17.28	0.99	4,265,202	3	0.56	0.57	1.52
12/31/2014	15.32	0.24	1.77	2.01	(0.20)	(0.02)		17.11	13.07	4,131,640	2	0.55	0.56	1.47
12/31/2013	11.82	0.21	3.53	3.74	(0.17)	(0.07)		15.32	31.64	3,067,267	2	0.56	0.57	1.51
12/31/2012	10.48	0.20	1.41	1.61	(0.18)	(0.09)		11.82	15.37	1,586,913	5	0.58	0.58	1.74
12/31/2011	10.59	0.16	0.00	0.16	(0.19)	(0.08)		10.48	1.47	1,118,932	16	0.57	0.57	1.49
12/31/2010	9.38	0.15	1.20	1.35	(0.13)	(0.01)		10.59	14.44	1,328,363	2	0.57	0.57	1.51
Class B
06/30/2015	17.47	0.15	0.00	0.15	—	—		17.62	0.86	4,680	3	0.36	0.37	1.73
12/31/2014	15.63	0.27	1.81	2.08	(0.22)	(0.02)		17.47	13.30	39,667	2	0.35	0.36	1.67
12/31/2013	12.05	0.24	3.60	3.84	(0.19)	(0.07)		15.63	31.89	27,825	2	0.36	0.37	1.71
12/31/2012	10.68	0.23	1.43	1.66	(0.20)	(0.09)		12.05	15.56	17,633	5	0.38	0.38	1.92
12/31/2011	10.78	0.19	0.00	0.19	(0.21)	(0.08)		10.68	1.77	14,110	16	0.37	0.37	1.71
12/31/2010	9.54	0.17	1.23	1.40	(0.15)	(0.01)		10.78	14.70	12,937	2	0.37	0.37	1.71
JNL/Mellon Capital S&P 400 MidCap Index Fund
Class A
06/30/2015	19.00	0.10	0.65	0.75	—	—		19.75	3.95	2,080,092	14	0.58	0.58	1.00
12/31/2014	18.56	0.18	1.55	1.73	(0.18)	(1.11)		19.00	9.23	1,878,431	16	0.57	0.57	0.91
12/31/2013	14.46	0.16	4.60	4.76	(0.13)	(0.53)		18.56	32.99 (j)	1,638,827	11	0.58	0.58	0.93
12/31/2012	12.80	0.16	2.05	2.21	(0.15)	(0.40)		14.46	17.24	977,712	8	0.59	0.59	1.11
12/31/2011	13.86	0.10	(0.43)	(0.33)	(0.09)	(0.64)		12.80	(2.14)	658,163	24	0.59	0.59	0.68
12/31/2010	11.17	0.08	2.80	2.88	(0.08)	(0.11)		13.86	25.83	664,777	12	0.60	0.60	0.64
Class B
06/30/2015	19.32	0.12	0.59	0.71	—	—		20.03	3.67	1,358	14	0.38	0.38	1.21
12/31/2014	18.84	0.22	1.58	1.80	(0.21)	(1.11)		19.32	9.50	16,813	16	0.37	0.37	1.12
12/31/2013	14.67	0.19	4.67	4.86	(0.16)	(0.53)		18.84	33.19 (j)	13,326	11	0.38	0.38	1.12
12/31/2012	12.98	0.18	2.09	2.27	(0.18)	(0.40)		14.67	17.50	7,800	8	0.39	0.39	1.27
12/31/2011	14.05	0.13	(0.44)	(0.31)	(0.12)	(0.64)		12.98	(1.99)	6,541	24	0.39	0.39	0.89
12/31/2010	11.30	0.10	2.86	2.96	(0.10)	(0.11)		14.05	26.19	6,033	12	0.40	0.40	0.84

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data			Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Small Cap Index Fund
Class A
06/30/2015	$17.46	$0.10	$0.70	$0.80	$—		$—	$18.26	4.58%	$1,906,244	15%		0.56%	0.56%	1.13%
12/31/2014	16.85	0.17	0.61	0.78	(0.17)		—	17.46	4.65	1,895,881	18		0.55	0.55	1.03
12/31/2013	12.82	0.16	4.76	4.92	(0.15	)(n)	(0.74)	16.85	38.44 (j)	1,829,922	18		0.56	0.56	1.04
12/31/2012	11.56	0.22	1.62	1.84	(0.21)		(0.37)	12.82	15.89	1,064,003	17		0.58	0.58	1.76
12/31/2011	12.61	0.10	(0.65)	(0.55)	(0.10)		(0.40)	11.56	(4.34)	761,311	15		0.59	0.59	0.83
12/31/2010	10.04	0.10	2.54	2.64	(0.07)		—	12.61	26.32	709,661	14		0.60	0.60	0.91
Class B
06/30/2015	17.68	0.12	0.71	0.83	—		—	18.51	4.69	11,751	15		0.36	0.36	1.34
12/31/2014	17.06	0.21	0.62	0.83	(0.21)		—	17.68	4.85	21,920	18		0.35	0.35	1.24
12/31/2013	12.97	0.19	4.81	5.00	(0.17	)(n)	(0.74)	17.06	38.64 (j)	19,630	18		0.36	0.36	1.23
12/31/2012	11.69	0.24	1.65	1.89	(0.24)		(0.37)	12.97	16.15	11,377	17		0.38	0.38	1.87
12/31/2011	12.75	0.14	(0.68)	(0.54)	(0.12)		(0.40)	11.69	(4.20)	10,611	15		0.39	0.39	1.11
12/31/2010	10.14	0.12	2.57	2.69	(0.08)		—	12.75	26.58	5,158	14		0.40	0.40	1.08
JNL/Mellon Capital International Index Fund
Class A
06/30/2015	13.19	0.25	0.57	0.82	—		—	14.01	6.22	2,330,380	5		0.62	0.62	3.60
12/31/2014	14.51	0.46	(1.34)	(0.88)	(0.44)		—	13.19	(6.08)	2,190,126	6		0.62	0.62	3.15
12/31/2013	12.22	0.33	2.28	2.61	(0.32)		—	14.51	21.43	2,303,582	1		0.63	0.63	2.48
12/31/2012	10.62	0.33	1.58	1.91	(0.31)		—	12.22	18.02	1,734,284	2		0.65	0.65	2.93
12/31/2011	12.48	0.35	(1.89)	(1.54)	(0.32)		—	10.62	(12.26)	1,144,242	5		0.65	0.65	2.91
12/31/2010	11.90	0.26	0.55	0.81	(0.23)		—	12.48	6.81	1,066,567	2		0.67	0.67	2.23
Class B
06/30/2015	13.67	0.28	0.58	0.86	—		—	14.53	6.29	23,681	5		0.42	0.42	3.87
12/31/2014	15.01	0.49	(1.36)	(0.87)	(0.47)		—	13.67	(5.82)	35,282	6		0.42	0.42	3.29
12/31/2013	12.63	0.37	2.36	2.73	(0.35)		—	15.01	21.64	32,612	1		0.43	0.43	2.69
12/31/2012	10.96	0.38	1.62	2.00	(0.33)		—	12.63	18.28	23,298	2		0.45	0.45	3.21
12/31/2011	12.87	0.39	(1.95)	(1.56)	(0.35)		—	10.96	(12.09)	19,988	5		0.45	0.45	3.14
12/31/2010	12.26	0.30	0.56	0.86	(0.25)		—	12.87	7.01	21,720	2		0.47	0.47	2.48
JNL/Mellon Capital Bond Index Fund
Class A
06/30/2015	11.78	0.11	(0.17)	(0.06)	—		—	11.72	(0.51)	1,024,992	43	(o)	0.58	0.58	1.85
12/31/2014	11.62	0.24	0.41	0.65	(0.37)		(0.12)	11.78	5.61	892,848	78	(o)	0.57	0.57	1.97
12/31/2013	12.22	0.20	(0.53)	(0.33)	(0.26)		(0.01)	11.62	(2.73)	1,543,416	69	(o)	0.56	0.56	1.66
12/31/2012	12.11	0.24	0.19	0.43	(0.27)		(0.05)	12.22	3.61	1,826,770	63	(o)	0.56	0.56	1.98
12/31/2011	11.73	0.31	0.53	0.84	(0.34)		(0.12)	12.11	7.15	1,549,529	94	(o)	0.57	0.57	2.57
12/31/2010	11.39	0.34	0.32	0.66	(0.30)		(0.02)	11.73	5.87	1,328,699	83	(o)	0.57	0.57	2.86
Class B
06/30/2015	12.15	0.12	(0.16)	(0.04)	—		—	12.11	(0.33)	1,393	43	(o)	0.38	0.38	2.05
12/31/2014	11.99	0.27	0.42	0.69	(0.41)		(0.12)	12.15	5.75	5,477	78	(o)	0.37	0.37	2.18
12/31/2013	12.61	0.23	(0.56)	(0.33)	(0.28)		(0.01)	11.99	(2.60)	4,558	69	(o)	0.36	0.36	1.87
12/31/2012	12.48	0.28	0.20	0.48	(0.30)		(0.05)	12.61	3.85	4,559	63	(o)	0.36	0.36	2.18
12/31/2011	12.08	0.34	0.55	0.89	(0.37)		(0.12)	12.48	7.31	4,345	94	(o)	0.37	0.37	2.75
12/31/2010	11.71	0.38	0.34	0.72	(0.33)		(0.02)	12.08	6.14	2,865	83	(o)	0.37	0.37	3.08

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from						Supplemental Data			Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
Class A
06/30/2015	$12.39	$0.02	$0.36	$0.38	$—		$—		$12.77	3.07%	$113,394	62%		0.70%		0.70%		0.24%
12/31/2014	14.16	0.05	0.88	0.93	(0.06)		(2.64)		12.39	6.69	102,737	165		0.70		0.70		0.33
12/31/2013	10.22	0.04	3.96	4.00	(0.06)		—		14.16	39.14	147,338	140		0.70		0.70		0.34
12/31/2012*	10.00	0.09	0.13	0.22	—		—		10.22	2.20	78,005	61		0.70		0.70		1.37
Class B
06/30/2015	12.43	0.03	0.36	0.39	—		—		12.82	3.14	167	62		0.50		0.50		0.44
12/31/2014	14.20	0.08	0.88	0.96	(0.09)		(2.64)		12.43	6.91	170	165		0.50		0.50		0.55
12/31/2013	10.23	0.07	3.97	4.04	(0.07)		—		14.20	39.48	190	140		0.50		0.50		0.53
12/31/2012*	10.00	0.10	0.13	0.23	—		—		10.23	2.30	105	61		0.50		0.50		1.50
JNL/Mellon Capital Utilities Sector Fund
Class A
06/30/2015	11.85	0.16	(1.45)	(1.29)	—		—		10.56	(10.89)	44,131	19		0.70		0.70		2.86
12/31/2014	9.39	0.31	2.15	2.46	(0.00	)(h)	—		11.85	26.20	46,617	14		0.71		0.71		2.87
12/31/2013*	10.00	0.22	(0.62)	(0.40)	(0.21)		(0.00	)(h)	9.39	(3.98)	3,246	77		0.73		0.73		3.41
JNL/Morgan Stanley Mid Cap Growth Fund
Class A
06/30/2015	12.95	(0.05)	0.35	0.30	—		—		13.25	2.32	240,014	6		1.10		1.10		(0.75)
12/31/2014	13.13	(0.06)	0.01	(0.05)	—		(0.13)		12.95	(0.40)	214,231	75		1.10		1.10		(0.49)
12/31/2013	9.55	(0.06)	3.66	3.60	—		(0.02)		13.13	37.73	209,418	41		1.10		1.10		(0.48)
12/31/2012*	10.00	0.04	(0.45)	(0.41)	(0.04	)(p)	—		9.55	(4.13)	17,008	28		1.11		1.11		0.59
Class B
06/30/2015	13.01	(0.04)	0.35	0.31	—		—		13.32	2.38	139	6		0.90		0.90		(0.55)
12/31/2014	13.16	(0.04)	0.02	(0.02)	—		(0.13)		13.01	(0.17)	136	75		0.90		0.90		(0.28)
12/31/2013	9.55	(0.01)	3.64	3.63	—		(0.02)		13.16	38.04	133	41		0.90		0.90		(0.12)
12/31/2012*	10.00	0.05	(0.45)	(0.40)	(0.05	)(p)	—		9.55	(4.05)	96	28		0.91		0.91		0.86
JNL Multi-Manager Alternative Fund
Class A
06/30/2015*	10.00	(0.00)	(0.19)	(0.19)	—		—		9.81	(1.90)	562,081	70		2.17	(g)	2.57	(g)	(0.23)
JNL/Neuberger Berman Strategic Income Fund
Class A
06/30/2015	10.89	0.17	(0.09)	0.08	—		—		10.97	0.73	826,786	46	(q)	0.94		0.94		3.05
12/31/2014	10.50	0.29	0.22	0.51	(0.08)		(0.04)		10.89	4.90	667,837	107	(q)	0.95		0.95		2.68
12/31/2013	10.54	0.24	(0.25)	(0.01)	(0.02)		(0.01)		10.50	(0.10)	467,334	106	(q)	0.95		0.95		2.24
12/31/2012*	10.00	0.13	0.41	0.54	—		—		10.54	5.40	80,917	76	(q)	0.95		0.95		1.93
Class B
06/30/2015	10.94	0.18	(0.09)	0.09	—		—		11.03	0.82	143	46	(q)	0.74		0.74		3.24
12/31/2014	10.53	0.31	0.23	0.54	(0.09)		(0.04)		10.94	5.14	145	107	(q)	0.75		0.75		2.88
12/31/2013	10.55	0.26	(0.25)	0.01	(0.02)		(0.01)		10.53	0.10	121	106	(q)	0.75		0.75		2.43
12/31/2012*	10.00	0.14	0.41	0.55	—		—		10.55	5.50	121	76	(q)	0.75		0.75		2.09
JNL/Oppenheimer Emerging Markets Innovator Fund
Class A
06/30/2015*	10.00	0.01	(0.44)	(0.43)	—		—		9.57	(4.30)	94,710	5		1.46		1.46		0.88

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/Oppenheimer Global Growth Fund
Class A
06/30/2015	$14.19	$0.11	$1.36	$1.47	$—	$—		$15.66	10.36%	$1,529,341	8%	0.98%		0.98%		1.48%
12/31/2014	14.26	0.16	0.12	0.28	(0.08)	(0.27)		14.19	1.91	1,233,220	20	0.99		0.99		1.11
12/31/2013	11.40	0.11	2.87	2.98	(0.12)	(0.00	)(h)	14.26	26.24	987,372	15	0.99		0.99		0.88
12/31/2012	9.55	0.14	1.82	1.96	(0.11)	—		11.40	20.54	636,096	34	1.01		1.01		1.33
12/31/2011	10.47	0.13	(0.99)	(0.86)	(0.06)	—		9.55	(8.22)	546,730	19	1.01		1.01		1.25
12/31/2010	9.14	0.09	1.31	1.40	(0.07)	—		10.47	15.38	401,636	25	1.06		1.06		0.97
Class B
06/30/2015	14.39	0.13	1.38	1.51	—	—		15.90	10.49	1,132	8	0.78		0.78		1.65
12/31/2014	14.45	0.19	0.12	0.31	(0.10)	(0.27)		14.39	2.08	1,019	20	0.79		0.79		1.30
12/31/2013	11.54	0.14	2.91	3.05	(0.14)	(0.00	)(h)	14.45	26.52	1,030	15	0.79		0.79		1.12
12/31/2012	9.66	0.16	1.85	2.01	(0.13)	—		11.54	20.82	839	34	0.81		0.81		1.49
12/31/2011	10.59	0.15	(1.01)	(0.86)	(0.07)	—		9.66	(8.11)	631	19	0.81		0.81		1.40
12/31/2010	9.23	0.11	1.34	1.45	(0.09)	—		10.59	15.68	616	25	0.86		0.86		1.16
JNL/PIMCO Real Return Fund
Class A
06/30/2015	10.46	(0.01)	(0.03)	(0.04)	—	—		10.42	(0.38)	1,705,941	26	0.90	(g)	0.90	(g)	(0.28)
12/31/2014	10.20	0.15	0.19	0.34	(0.08)	—		10.46	3.29	1,950,838	34	0.86	(g)	0.86	(g)	1.37
12/31/2013	12.89	0.07	(1.24)	(1.17)	(0.17)	(1.35)		10.20	(9.13)	1,820,680	86	0.86	(g)	0.86	(g)	0.61
12/31/2012	12.83	0.13	0.96	1.09	(0.25)	(0.78)		12.89	8.43	3,083,176	85	0.85	(g)	0.85	(g)	0.98
12/31/2011	12.06	0.21	1.20	1.41	(0.11)	(0.53)		12.83	11.71	2,714,541	443	0.81	(g)	0.81	(g)	1.65
12/31/2010	11.57	0.17	0.72	0.89	(0.17)	(0.23)		12.06	7.72	1,794,823	536	0.82		0.82		1.36
Class B
06/30/2015	10.56	0.01	(0.05)	(0.04)	—	—		10.52	(0.38)	753	26	0.70	(g)	0.70	(g)	0.11
12/31/2014	10.30	0.17	0.19	0.36	(0.10)	—		10.56	3.52	757	34	0.66	(g)	0.66	(g)	1.61
12/31/2013	13.01	0.10	(1.25)	(1.15)	(0.21)	(1.35)		10.30	(8.88)	768	86	0.66	(g)	0.66	(g)	0.84
12/31/2012	12.93	0.16	0.97	1.13	(0.27)	(0.78)		13.01	8.67	952	85	0.65	(g)	0.65	(g)	1.20
12/31/2011	12.15	0.23	1.20	1.43	(0.12)	(0.53)		12.93	11.84	513	443	0.61	(g)	0.61	(g)	1.76
12/31/2010	11.64	0.19	0.73	0.92	(0.18)	(0.23)		12.15	7.96	263	536	0.62		0.62		1.57
JNL/PIMCO Total Return Bond Fund
Class A
06/30/2015	12.61	0.13	(0.11)	0.02	—	—		12.63	0.16	4,469,347	185	0.79	(g)	0.80	(g)	2.04
12/31/2014	12.61	0.16	0.34	0.50	(0.45)	(0.05)		12.61	3.98	4,541,679	265	0.80	(g)	0.80	(g)	1.27
12/31/2013	13.06	0.14	(0.41)	(0.27)	(0.16)	(0.02)		12.61	(2.08)	5,138,711	421	0.80	(g)	0.80	(g)	1.05
12/31/2012	12.57	0.24	0.76	1.00	(0.25)	(0.26)		13.06	8.00	5,788,043	448	0.80	(g)	0.80	(g)	1.79
12/31/2011	12.35	0.30	0.31	0.61	(0.37)	(0.02)		12.57	4.91	3,843,292	500	0.80	(g)	0.80	(g)	2.35
12/31/2010	12.19	0.26	0.65	0.91	(0.27)	(0.48)		12.35	7.57	3,248,237	489	0.81		0.81		2.05
Class B
06/30/2015	13.50	0.15	(0.12)	0.03	—	—		13.53	0.22	18,420	185	0.59	(g)	0.60	(g)	2.24
12/31/2014	13.46	0.20	0.37	0.57	(0.48)	(0.05)		13.50	4.27	18,000	265	0.60	(g)	0.60	(g)	1.47
12/31/2013	13.93	0.17	(0.43)	(0.26)	(0.19)	(0.02)		13.46	(1.92)	19,989	421	0.60	(g)	0.60	(g)	1.26
12/31/2012	13.37	0.28	0.81	1.09	(0.27)	(0.26)		13.93	8.21	24,851	448	0.60	(g)	0.60	(g)	2.00
12/31/2011	13.11	0.34	0.33	0.67	(0.39)	(0.02)		13.37	5.12	17,968	500	0.60	(g)	0.60	(g)	2.55
12/31/2010	12.89	0.30	0.69	0.99	(0.29)	(0.48)		13.11	7.79	15,912	489	0.61		0.61		2.24
JNL/PPM America Floating Rate Income Fund
Class A
06/30/2015	10.65	0.19	0.06	0.25	—	—		10.90	2.35	1,591,896	21	0.98		0.98		3.61
12/31/2014	10.91	0.38	(0.36)	0.02	(0.26)	(0.02)		10.65	0.12	1,611,668	97	0.98		0.98		3.44
12/31/2013	10.60	0.40	0.07	0.47	(0.16)	—		10.91	4.41	1,543,108	62	0.98		0.98		3.71
12/31/2012	10.07	0.44	0.35	0.79	(0.26)	—		10.60	7.82	659,373	55	1.00		1.00		4.17
12/31/2011*	10.00	0.36	(0.29)	0.07	—	—		10.07	0.70	445,716	57	1.00		1.00		3.64

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/PPM America High Yield Bond Fund
Class A
06/30/2015	$6.65	$0.20	$(0.01)	$0.19	$—		$—	$6.84	2.86%	$2,810,911	39%	0.74%	0.74%	5.90%
12/31/2014	7.18	0.41	(0.40)	0.01	(0.43)		(0.11)	6.65	0.13	2,729,886	64	0.74	0.74	5.58
12/31/2013	7.21	0.46	0.13	0.59	(0.45)		(0.17)	7.18	8.20	2,573,016	94	0.74	0.74	6.17
12/31/2012	6.51	0.49	0.60	1.09	(0.39)		—	7.21	16.75	2,193,974	73	0.74	0.74	6.87
12/31/2011	6.67	0.50	(0.19)	0.31	(0.47)		—	6.51	4.67	1,261,007	46	0.75	0.75	7.21
12/31/2010	6.15	0.52	0.44	0.96	(0.44)		—	6.67	15.63	900,088	66	0.76	0.76	7.81
Class B
06/30/2015	7.58	0.24	(0.03)	0.21	—		—	7.79	2.77	12,650	39	0.54	0.54	6.10
12/31/2014	8.10	0.48	(0.45)	0.03	(0.44)		(0.11)	7.58	0.44	11,965	64	0.54	0.54	5.78
12/31/2013	8.05	0.53	0.16	0.69	(0.47)		(0.17)	8.10	8.52	12,319	94	0.54	0.54	6.39
12/31/2012	7.23	0.56	0.66	1.22	(0.40)		—	8.05	16.90	11,478	73	0.54	0.54	7.10
12/31/2011	7.35	0.56	(0.20)	0.36	(0.48)		—	7.23	4.96	8,751	46	0.55	0.55	7.41
12/31/2010	6.74	0.58	0.48	1.06	(0.45)		—	7.35	15.76	7,612	66	0.56	0.56	8.03
JNL/PPM America Mid Cap Value Fund
Class A
06/30/2015	15.54	0.06	0.31	0.37	—		—	15.91	2.38	365,299	20	1.00	1.06	0.74
12/31/2014	14.93	0.11	1.44	1.55	(0.08)		(0.86)	15.54	10.45	391,525	47	1.04	1.06	0.72
12/31/2013	10.64	0.09	4.28	4.37	(0.08)		—	14.93	41.08	318,545	43	1.06	1.06	0.73
12/31/2012	9.78	0.11	1.47	1.58	(0.05)		(0.67)	10.64	16.43	153,777	71	1.06	1.06	0.99
12/31/2011	10.69	0.05	(0.84)	(0.79)	(0.01)		(0.11)	9.78	(7.41)	117,872	68	1.06	1.06	0.48
12/31/2010	8.25	0.03	2.41	2.44	(0.00	)(h)	—	10.69	29.58	86,297	73	1.06	1.06	0.29
Class B
06/30/2015	15.61	0.08	0.31	0.39	—		—	16.00	2.50	271	20	0.80	0.86	0.95
12/31/2014	14.98	0.14	1.45	1.59	(0.10)		(0.86)	15.61	10.69	268	47	0.84	0.86	0.90
12/31/2013	10.67	0.12	4.28	4.40	(0.09)		—	14.98	41.31	261	43	0.86	0.86	0.91
12/31/2012	9.80	0.13	1.48	1.61	(0.07)		(0.67)	10.67	16.70	162	71	0.86	0.86	1.18
12/31/2011	10.70	0.07	(0.84)	(0.77)	(0.02)		(0.11)	9.80	(7.23)	150	68	0.86	0.86	0.69
12/31/2010	8.25	0.04	2.41	2.45	(0.00	)(h)	—	10.70	29.70	122	73	0.86	0.86	0.43
JNL/PPM America Small Cap Value Fund
Class A
06/30/2015	11.26	0.02	0.66	0.68	—		—	11.94	6.04	364,115	19	1.00	1.05	0.31
12/31/2014	12.51	0.05	0.68	0.73	(0.03)		(1.95)	11.26	5.85	211,532	69	1.05	1.06	0.39
12/31/2013	9.74	0.06	3.56	3.62	(0.04)		(0.81)	12.51	37.35	198,874	48	1.06	1.06	0.51
12/31/2012	8.41	0.08	1.57	1.65	(0.09)		(0.23)	9.74	19.68	99,004	86	1.06	1.06	0.91
12/31/2011	10.13	0.03	(0.90)	(0.87)	(0.02)		(0.83)	8.41	(8.02)	68,493	75	1.06	1.06	0.26
12/31/2010	8.37	0.03	2.28	2.31	(0.01)		(0.54)	10.13	27.71	61,362	67	1.06	1.06	0.32
Class B
06/30/2015	11.31	0.03	0.66	0.69	—		—	12.00	6.10	11,332	19	0.80	0.85	0.47
12/31/2014	12.54	0.07	0.70	0.77	(0.05)		(1.95)	11.31	6.14	14,348	69	0.85	0.86	0.58
12/31/2013	9.76	0.08	3.57	3.65	(0.06)		(0.81)	12.54	37.56	16,945	48	0.86	0.86	0.72
12/31/2012	8.43	0.10	1.58	1.68	(0.12)		(0.23)	9.76	19.93	6,729	86	0.86	0.86	1.10
12/31/2011	10.15	0.05	(0.90)	(0.85)	(0.04)		(0.83)	8.43	(7.84)	6,119	75	0.86	0.86	0.46
12/31/2010	8.38	0.04	2.29	2.33	(0.02)		(0.54)	10.15	27.91	6,170	67	0.86	0.86	0.46

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/PPM America Value Equity Fund
Class A
06/30/2015	$19.31	$0.16	$(0.22)	$(0.06)	$—	$—	$19.25	(0.31)%	$192,441	12%	0.86%	0.86%	1.70%
12/31/2014	17.97	0.28	1.98	2.26	(0.92)	—	19.31	12.50	212,739	33	0.85	0.85	1.47
12/31/2013	12.96	0.23	4.98	5.21	(0.20)	—	17.97	40.23 (j)	179,288	31	0.86	0.86	1.45
12/31/2012	11.36	0.21	1.57	1.78	(0.18)	—	12.96	15.66	118,286	39	0.86	0.86	1.63
12/31/2011	12.15	0.17	(0.82)	(0.65)	(0.14)	—	11.36	(5.26)	102,336	50	0.86	0.86	1.39
12/31/2010	10.46	0.14	1.68	1.82	(0.13)	—	12.15	17.46	113,586	36	0.86	0.86	1.29
Class B
06/30/2015	19.38	0.18	(0.22)	(0.04)	—	—	19.34	(0.21)	1,167	12	0.66	0.66	1.88
12/31/2014	18.05	0.32	1.99	2.31	(0.98)	—	19.38	12.74	991	33	0.65	0.65	1.69
12/31/2013	13.01	0.26	5.01	5.27	(0.23)	—	18.05	40.50 (j)	550	31	0.66	0.66	1.63
12/31/2012	11.40	0.23	1.59	1.82	(0.21)	—	13.01	15.92	369	39	0.66	0.66	1.83
12/31/2011	12.19	0.18	(0.80)	(0.62)	(0.17)	—	11.40	(5.06)	264	50	0.66	0.66	1.47
12/31/2010	10.50	0.15	1.69	1.84	(0.15)	—	12.19	17.55	372	36	0.66	0.66	1.37
JNL/Red Rocks Listed Private Equity Fund
Class A
06/30/2015	10.91	0.17	0.66	0.83	—	—	11.74	7.61	749,389	9	1.17	1.17	3.00
12/31/2014	12.17	0.21	(0.14)	0.07	(0.85)	(0.48)	10.91	0.62	847,960	34	1.17	1.17	1.71
12/31/2013	9.33	0.20	3.64	3.84	(1.00)	—	12.17	41.66	826,147	40	1.17	1.17	1.80
12/31/2012	7.25	0.15	2.04	2.19	—	(0.11)	9.33	30.26	684,236	31	1.17	1.17	1.79
12/31/2011	10.07	0.19	(1.96)	(1.77)	(0.85)	(0.20)	7.25	(17.97)	602,339	65	1.17	1.17	1.88
12/31/2010	8.03	0.07	2.04	2.11	(0.02)	(0.05)	10.07	26.32	643,051	24	1.18	1.18	0.76
Class B
06/30/2015	11.01	0.19	0.66	0.85	—	—	11.86	7.72	489	9	0.97	0.97	3.26
12/31/2014	12.26	0.24	(0.14)	0.10	(0.87)	(0.48)	11.01	0.86	515	34	0.97	0.97	1.92
12/31/2013	9.40	0.22	3.66	3.88	(1.02)	—	12.26	41.79	550	40	0.97	0.97	1.96
12/31/2012	7.28	0.17	2.06	2.23	—	(0.11)	9.40	30.69	430	31	0.97	0.97	2.00
12/31/2011	10.10	0.22	(1.98)	(1.76)	(0.86)	(0.20)	7.28	(17.83)	402	65	0.97	0.97	2.23
12/31/2010	8.04	0.07	2.06	2.13	(0.02)	(0.05)	10.10	26.53	234	24	0.98	0.98	0.85
JNL/S&P Competitive Advantage Fund
Class A
06/30/2015	16.89	0.08	0.50	0.58	—	—	17.47	3.43	3,032,461	14	0.66	0.66	0.92
12/31/2014	16.82	0.15	1.54	1.69	(0.05)	(1.57)	16.89	10.06	2,800,241	54	0.66	0.66	0.90
12/31/2013	12.54	0.09	5.27	5.36	(0.09)	(0.99)	16.82	42.94	1,720,778	68	0.67	0.67	0.59
12/31/2012	10.95	0.14	1.68	1.82	(0.07)	(0.16)	12.54	16.63	824,193	58	0.69	0.69	1.17
12/31/2011	10.70	0.13	0.99	1.12	(0.09)	(0.78)	10.95	10.53	534,406	67	0.70	0.70	1.17
12/31/2010	9.95	0.14	1.11	1.25	(0.08)	(0.42)	10.70	12.63	296,032	77	0.71	0.71	1.35
Class B
06/30/2015	16.97	0.10	0.50	0.60	—	—	17.57	3.54	462	14	0.46	0.46	1.12
12/31/2014	16.87	0.19	1.54	1.73	(0.06)	(1.57)	16.97	10.30	542	54	0.46	0.46	1.11
12/31/2013	12.56	0.12	5.28	5.40	(0.10)	(0.99)	16.87	43.23	473	68	0.47	0.47	0.79
12/31/2012	10.95	0.21	1.64	1.85	(0.08)	(0.16)	12.56	16.91	531	58	0.49	0.49	1.70
12/31/2011	10.70	0.15	0.98	1.13	(0.10)	(0.78)	10.95	10.65	102	67	0.50	0.50	1.38
12/31/2010	9.94	0.16	1.12	1.28	(0.10)	(0.42)	10.70	12.87	59	77	0.51	0.51	1.55

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/S&P Dividend Income & Growth Fund
Class A
06/30/2015	$15.27	$0.22	$(0.67)	$(0.45)	$—	$—	$14.82	(2.95)%	$4,419,190	2%	0.66%	0.66%	2.92%
12/31/2014	14.24	0.42	1.53	1.95	(0.20)	(0.72)	15.27	13.70	4,277,523	36	0.66	0.66	2.76
12/31/2013	11.39	0.36	3.13	3.49	(0.19)	(0.45)	14.24	30.78	2,928,292	57	0.67	0.67	2.66
12/31/2012	10.70	0.38	0.99	1.37	(0.18)	(0.50)	11.39	12.81	1,267,104	55	0.67	0.67	3.30
12/31/2011	9.76	0.32	0.89	1.21	(0.13)	(0.14)	10.70	12.42	920,551	62	0.69	0.69	3.10
12/31/2010	8.69	0.31	1.26	1.57	(0.11)	(0.39)	9.76	18.24	440,926	38	0.70	0.70	3.33
Class B
06/30/2015	15.42	0.24	(0.67)	(0.43)	—	—	14.99	(2.79)	1,197	2	0.46	0.46	3.12
12/31/2014	14.36	0.45	1.54	1.99	(0.21)	(0.72)	15.42	13.89	1,183	36	0.46	0.46	2.96
12/31/2013	11.46	0.39	3.16	3.55	(0.20)	(0.45)	14.36	31.14	1,082	57	0.47	0.47	2.85
12/31/2012	10.76	0.41	0.98	1.39	(0.19)	(0.50)	11.46	12.93	447	55	0.47	0.47	3.50
12/31/2011	9.80	0.35	0.89	1.24	(0.14)	(0.14)	10.76	12.66	341	62	0.49	0.49	3.34
12/31/2010	8.70	0.33	1.28	1.61	(0.12)	(0.39)	9.80	18.65	166	38	0.50	0.50	3.57
JNL/S&P International 5 Fund
Class A
06/30/2015	9.46	0.22	0.25	0.47	—	—	9.93	4.97	165,016	46	0.80	0.80	4.47
12/31/2014*	10.00	0.08	(0.62)	(0.54)	—	—	9.46	(5.40)	123,501	0	0.80	0.80	2.77
JNL/S&P Intrinsic Value Fund
Class A
06/30/2015	16.55	0.15	(0.36)	(0.21)	—	—	16.34	(1.27)	2,811,047	8	0.66	0.66	1.78
12/31/2014	15.59	0.24	2.57	2.81	(0.12)	(1.73)	16.55	18.04	2,636,223	71	0.67	0.67	1.48
12/31/2013	10.93	0.21	5.22	5.43	(0.13)	(0.64)	15.59	49.95	1,616,263	105	0.68	0.68	1.51
12/31/2012	9.90	0.20	1.20	1.40	(0.11)	(0.26)	10.93	14.11	698,722	75	0.69	0.69	1.90
12/31/2011	9.97	0.16	0.50	0.66	(0.08)	(0.65)	9.90	6.52	568,684	104	0.70	0.70	1.51
12/31/2010	9.75	0.15	1.24	1.39	(0.08)	(1.09)	9.97	14.39	319,617	103	0.71	0.71	1.52
Class B
06/30/2015	16.80	0.17	(0.36)	(0.19)	—	—	16.61	(1.13)	825	8	0.46	0.46	1.97
12/31/2014	15.79	0.28	2.60	2.88	(0.14)	(1.73)	16.80	18.23	778	71	0.47	0.47	1.67
12/31/2013	11.05	0.24	5.28	5.52	(0.14)	(0.64)	15.79	50.26	731	105	0.48	0.48	1.69
12/31/2012	10.00	0.25	1.18	1.43	(0.12)	(0.26)	11.05	14.31	421	75	0.49	0.49	2.28
12/31/2011	10.05	0.17	0.52	0.69	(0.09)	(0.65)	10.00	6.77	196	104	0.50	0.50	1.62
12/31/2010	9.80	0.17	1.26	1.43	(0.09)	(1.09)	10.05	14.74	100	103	0.51	0.51	1.68
JNL/S&P Mid 3 Fund
Class A
06/30/2015	11.41	0.04	0.17	0.21	—	—	11.62	1.84	538,399	96	0.80	0.80	0.66
12/31/2014*	10.00	0.07	1.34	1.41	—	—	11.41	14.10	164,875	100	0.80	0.80	0.90
Class B
06/30/2015	11.43	0.05	0.17	0.22	—	—	11.65	1.92	118	96	0.60	0.60	0.83
12/31/2014*	10.00	0.07	1.36	1.43	—	—	11.43	14.30	116	100	0.60	0.60	1.03

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/S&P Total Yield Fund
Class A
06/30/2015	$15.07	$0.11	$(0.36)	$(0.25)	$—		$—	$14.82	(1.66)%	$2,023,623	3%	0.67%	0.67%	1.52%
12/31/2014	14.98	0.33	2.04	2.37	(0.13)		(2.15)	15.07	15.89	1,917,060	117	0.67	0.67	2.05
12/31/2013	10.36	0.23	5.10	5.33	(0.13)		(0.58)	14.98	51.68	1,167,108	121	0.68	0.68	1.74
12/31/2012	8.66	0.20	1.69	1.89	(0.09)		(0.10)	10.36	21.83	518,667	74	0.70	0.70	2.03
12/31/2011	9.74	0.14	(0.66)	(0.52)	(0.10)		(0.46)	8.66	(5.40)	368,696	76	0.70	0.70	1.47
12/31/2010	9.10	0.16	0.75	0.91	(0.07)		(0.20)	9.74	10.08	281,137	88	0.71	0.71	1.71
Class B
06/30/2015	15.17	0.13	(0.36)	(0.23)	—		—	14.94	(1.52)	465	3	0.47	0.47	1.69
12/31/2014	15.06	0.35	2.06	2.41	(0.15)		(2.15)	15.17	16.03	521	117	0.47	0.47	2.21
12/31/2013	10.40	0.27	5.11	5.38	(0.14)		(0.58)	15.06	52.00	547	121	0.48	0.48	2.00
12/31/2012	8.68	0.21	1.71	1.92	(0.10)		(0.10)	10.40	22.16	128	74	0.50	0.50	2.18
12/31/2011	9.76	0.16	(0.67)	(0.51)	(0.11)		(0.46)	8.68	(5.27)	126	76	0.50	0.50	1.66
12/31/2010	9.11	0.18	0.75	0.93	(0.08)		(0.20)	9.76	10.30	65	88	0.51	0.51	1.90
JNL/Scout Unconstrained Bond Fund
Class A
06/30/2015	9.62	0.02	0.05	0.07	—		—	9.69	0.73	740,466	84	1.00	1.00	0.32
12/31/2014*	10.00	(0.02)	(0.36)	(0.38)	—		—	9.62	(3.80)	696,028	36	1.00	1.00	(0.32)
JNL/T. Rowe Price Established Growth Fund
Class A
06/30/2015	33.19	(0.02)	2.35	2.33	—		—	35.52	7.02	5,455,909	19	0.86	0.86	(0.12)
12/31/2014	33.33	(0.04)	2.95	2.91	—		(3.05)	33.19	8.71	4,884,766	36	0.86	0.86	(0.12)
12/31/2013	24.92	(0.05)	9.68	9.63	(0.02)		(1.20)	33.33	38.67	4,323,901	33	0.86	0.86	(0.16)
12/31/2012	20.97	0.03	3.92	3.95	—		—	24.92	18.84	2,497,336	29	0.87	0.87	0.11
12/31/2011	21.22	(0.02)	(0.23)	(0.25)	—		—	20.97	(1.18)	1,802,773	28	0.87	0.87	(0.11)
12/31/2010	18.18	(0.02)	3.07	3.05	(0.01)		—	21.22	16.76	1,475,748	35	0.88	0.88	(0.10)
Class B
06/30/2015	33.90	0.01	2.40	2.41	—		—	36.31	7.11	70,583	19	0.66	0.66	0.08
12/31/2014	33.91	0.03	3.01	3.04	—		(3.05)	33.90	8.95	63,192	36	0.66	0.66	0.08
12/31/2013	25.31	0.01	9.85	9.86	(0.06)		(1.20)	33.91	38.97	58,140	33	0.66	0.66	0.04
12/31/2012	21.26	0.07	3.98	4.05	—		—	25.31	19.05	42,448	29	0.67	0.67	0.29
12/31/2011	21.47	0.02	(0.23)	(0.21)	—		—	21.26	(0.98)	35,832	28	0.67	0.67	0.08
12/31/2010	18.37	0.02	3.11	3.13	(0.03)		—	21.47	17.02	35,881	35	0.68	0.68	0.09
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A
06/30/2015	38.87	(0.06)	3.08	3.02	—		—	41.89	7.77	3,440,717	13	1.01	1.01	(0.29)
12/31/2014	37.47	(0.14)	4.98	4.84	(0.06)		(3.38)	38.87	12.83	2,992,442	30	1.01	1.01	(0.36)
12/31/2013	29.14	(0.13)	10.74	10.61	—		(2.28)	37.47	36.50 (j)	2,508,258	33	1.01	1.01	(0.39)
12/31/2012	26.86	(0.04)	3.69	3.65	(0.06)		(1.31)	29.14	13.59	1,729,982	33	1.01	1.01	(0.12)
12/31/2011	29.78	(0.14)	(0.32)	(0.46)	(0.00	)(h)	(2.46)	26.86	(1.46)	1,437,209	38	1.01	1.01	(0.47)
12/31/2010	23.79	0.00	6.62	6.62	(0.04)		(0.59)	29.78	27.86	1,366,836	27	1.01	1.01	0.01
Class B
06/30/2015	40.07	(0.02)	3.18	3.16	—		—	43.23	7.89	72,386	13	0.81	0.81	(0.09)
12/31/2014	38.45	(0.06)	5.12	5.06	(0.06)		(3.38)	40.07	13.07	64,631	30	0.81	0.81	(0.16)
12/31/2013	29.81	(0.07)	10.99	10.92	—		(2.28)	38.45	36.72 (j)	57,214	33	0.81	0.81	(0.19)
12/31/2012	27.44	0.02	3.78	3.80	(0.12)		(1.31)	29.81	13.83	41,608	33	0.81	0.81	0.06
12/31/2011	30.31	(0.08)	(0.32)	(0.40)	(0.01)		(2.46)	27.44	(1.25)	38,236	38	0.81	0.81	(0.27)
12/31/2010	24.19	0.05	6.74	6.79	(0.08)		(0.59)	30.31	28.10	38,125	27	0.81	0.81	0.17

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data			Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/T. Rowe Price Short-Term Bond Fund
Class A
06/30/2015	$9.87	$0.04	$0.02	$0.06	$—	$—	$9.93	0.61%	$1,757,485	24%		0.71%		0.71%		0.81%
12/31/2014	9.94	0.09	(0.05)	0.04	(0.11)	—	9.87	0.43	1,780,915	41		0.71		0.71		0.90
12/31/2013	10.06	0.07	(0.06)	0.01	(0.13)	—	9.94	0.10	1,657,217	59		0.70		0.70		0.72
12/31/2012	9.91	0.11	0.13	0.24	(0.09)	—	10.06	2.44	2,018,886	45		0.71		0.71		1.08
12/31/2011	9.88	0.14	0.00	0.14	(0.11)	—	9.91	1.38	1,220,682	50		0.72		0.72		1.41
12/31/2010	9.71	0.17	0.11	0.28	(0.11)	—	9.88	2.94	872,892	54		0.72		0.72		1.67
Class B
06/30/2015	9.97	0.05	0.02	0.07	—	—	10.04	0.70	247	24		0.51		0.51		0.95
12/31/2014	10.03	0.11	(0.04)	0.07	(0.13)	—	9.97	0.73	1,225	41		0.51		0.51		1.11
12/31/2013	10.15	0.09	(0.06)	0.03	(0.15)	—	10.03	0.28	294	59		0.50		0.50		0.91
12/31/2012	9.99	0.14	0.12	0.26	(0.10)	—	10.15	2.64	206	45		0.51		0.51		1.36
12/31/2011	9.95	0.16	0.00	0.16	(0.12)	—	9.99	1.58	284	50		0.52		0.52		1.54
12/31/2010	9.76	0.19	0.12	0.31	(0.12)	—	9.95	3.22	88	54		0.52		0.52		1.87
JNL/T. Rowe Price Value Fund
Class A
06/30/2015	17.24	0.10	0.09	0.19	—	—	17.43	1.10	3,727,445	27		0.91		0.91		1.17
12/31/2014	16.13	0.19	1.94	2.13	(0.13)	(0.89)	17.24	13.24	3,565,349	49		0.91		0.91		1.13
12/31/2013	12.34	0.18	4.38	4.56	(0.18)	(0.59)	16.13	37.14	2,428,256	39		0.91		0.92		1.25
12/31/2012	10.47	0.20	1.82	2.02	(0.15)	—	12.34	19.33	1,565,619	62		0.92		0.93		1.76
12/31/2011	10.84	0.17	(0.39)	(0.22)	(0.15)	—	10.47	(2.07)	1,305,413	51		0.93		0.93		1.53
12/31/2010	9.44	0.19	1.31	1.50	(0.10)	—	10.84	15.89	1,136,182	27		0.94		0.94		1.97
Class B
06/30/2015	17.79	0.12	0.10	0.22	—	—	18.01	1.24	941	27		0.71		0.71		1.35
12/31/2014	16.61	0.23	1.99	2.22	(0.15)	(0.89)	17.79	13.41	1,330	49		0.71		0.71		1.33
12/31/2013	12.68	0.22	4.50	4.72	(0.20)	(0.59)	16.61	37.42	1,210	39		0.71		0.72		1.46
12/31/2012	10.75	0.23	1.87	2.10	(0.17)	—	12.68	19.58	1,008	62		0.72		0.73		1.96
12/31/2011	11.11	0.19	(0.39)	(0.20)	(0.16)	—	10.75	(1.80)	731	51		0.73		0.73		1.75
12/31/2010	9.67	0.22	1.33	1.55	(0.11)	—	11.11	16.04	594	27		0.74		0.74		2.19
JNL/Westchester Capital Event Driven Fund
Class A
06/30/2015*	10.00	0.00	(0.17)	(0.17)	—	—	9.83	(1.70)	130,818	56		1.57	(g)	1.57	(g)	0.14
JNL/WMC Balanced Fund
Class A
06/30/2015	22.19	0.17	(0.20)	(0.03)	—	—	22.16	(0.14)	4,662,789	75	(r)	0.73		0.73		1.52
12/31/2014	21.07	0.33	1.75	2.08	(0.27)	(0.69)	22.19	9.86	4,245,398	125	(r)	0.74		0.74		1.51
12/31/2013	18.15	0.31	3.18	3.49	(0.28)	(0.29)	21.07	19.33	3,345,428	205	(r)	0.74		0.74		1.53
12/31/2012	16.81	0.32	1.37	1.69	(0.22)	(0.13)	18.15	10.10	2,398,046	100	(r)	0.74		0.74		1.79
12/31/2011	16.45	0.30	0.24	0.54	(0.18)	—	16.81	3.27	1,792,691	52	(r)	0.74		0.74		1.81
12/31/2010	15.01	0.28	1.34	1.62	(0.18)	—	16.45	10.83	1,290,162	46	(r)	0.76		0.76		1.84
Class B
06/30/2015	22.75	0.20	(0.21)	(0.01)	—	—	22.74	(0.04)	1,492	75	(r)	0.53		0.53		1.73
12/31/2014	21.56	0.39	1.79	2.18	(0.30)	(0.69)	22.75	10.11	1,511	125	(r)	0.54		0.54		1.71
12/31/2013	18.54	0.35	3.27	3.62	(0.31)	(0.29)	21.56	19.62	1,404	205	(r)	0.54		0.54		1.73
12/31/2012	17.16	0.36	1.39	1.75	(0.24)	(0.13)	18.54	10.26	1,181	100	(r)	0.54		0.54		1.99
12/31/2011	16.77	0.34	0.25	0.59	(0.20)	—	17.16	3.50	1,230	52	(r)	0.54		0.54		2.00
12/31/2010	15.29	0.32	1.35	1.67	(0.19)	—	16.77	10.99	1,041	46	(r)	0.56		0.56		2.04

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from						Supplemental Data			Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/WMC Money Market Fund
Class A
06/30/2015	$1.00	$0.00	$0.00	$0.00	$—		$—		$1.00	0.00%	$1,257,097	N/A	%	0.21%	0.57%	0.00	%(s)
12/31/2014	1.00	0.00	0.00	0.00	(0.00	)(h)	(0.00	)(h)	1.00	0.00	1,286,438	N/A		0.18	0.56	0.00	(s)
12/31/2013	1.00	0.00	0.00	0.00	(0.00	)(h)	(0.00	)(h)	1.00	0.00	1,328,987	N/A		0.19	0.57	0.00	(s)
12/31/2012	1.00	0.00	0.00	0.00	(0.00	)(h)	(0.00	)(h)	1.00	0.00	1,243,885	N/A		0.25	0.57	0.00	(s)
12/31/2011	1.00	0.00	0.00	0.00	(0.00	)(h)	(0.00	)(h)	1.00	0.00	1,054,701	N/A		0.23	0.57	0.00	(s)
12/31/2010	1.00	0.00	0.00	0.00	(0.00	)(h)	—		1.00	0.00	706,007	N/A		0.27	0.57	0.00	(s)
Class B
06/30/2015	1.00	0.00	0.00	0.00	—		—		1.00	0.00	6,860	N/A		0.21	0.37	0.00	(s)
12/31/2014	1.00	0.00	0.00	0.00	(0.00	)(h)	(0.00	)(h)	1.00	0.00	7,285	N/A		0.18	0.36	0.00	(s)
12/31/2013	1.00	0.00	0.00	0.00	(0.00	)(h)	(0.00	)(h)	1.00	0.00	7,755	N/A		0.19	0.37	0.00	(s)
12/31/2012	1.00	0.00	0.00	0.00	(0.00	)(h)	(0.00	)(h)	1.00	0.00	7,924	N/A		0.25	0.37	0.00	(s)
12/31/2011	1.00	0.00	0.00	0.00	(0.00	)(h)	(0.00	)(h)	1.00	0.00	8,547	N/A		0.23	0.37	0.00	(s)
12/31/2010	1.00	0.00	0.00	0.00	(0.00	)(h)	—		1.00	0.00	7,245	N/A		0.27	0.37	0.00	(s)
JNL/WMC Value Fund
Class A
06/30/2015	24.25	0.18	0.05	0.23	—		—		24.48	0.95	1,756,367	11		0.78	0.78	1.45
12/31/2014	23.01	0.36	2.26	2.62	(0.36)		(1.02)		24.25	11.33	1,804,121	14		0.78	0.78	1.49
12/31/2013	18.54	0.35	5.39	5.74	(0.40)		(0.87)		23.01	31.05	1,717,996	23		0.78	0.78	1.63
12/31/2012	16.83	0.37	2.39	2.76	(0.42)		(0.63)		18.54	16.35	1,262,528	31		0.78	0.78	2.00
12/31/2011	17.37	0.29	(0.66)	(0.37)	(0.17)		—		16.83	(2.06)	1,220,027	19		0.79	0.79	1.66
12/31/2010	15.41	0.21	1.90	2.11	(0.15)		—		17.37	13.70	1,138,293	25		0.80	0.80	1.34
Class B
06/30/2015	24.74	0.21	0.06	0.27	—		—		25.01	1.09	34,150	11		0.58	0.58	1.66
12/31/2014	23.44	0.41	2.32	2.73	(0.41)		(1.02)		24.74	11.58	32,446	14		0.58	0.58	1.69
12/31/2013	18.87	0.41	5.48	5.89	(0.45)		(0.87)		23.44	31.27	27,300	23		0.58	0.58	1.84
12/31/2012	17.12	0.42	2.43	2.85	(0.47)		(0.63)		18.87	16.59	19,665	31		0.58	0.58	2.20
12/31/2011	17.66	0.33	(0.68)	(0.35)	(0.19)		—		17.12	(1.87)	17,156	19		0.59	0.59	1.86
12/31/2010	15.65	0.25	1.93	2.18	(0.17)		—		17.66	13.92	17,032	25		0.60	0.60	1.53

*

Commencement of operations was as follows: JNL/AllianceBernstein Dynamic Asset Allocation Fund - April 28, 2014; JNL/AQR Managed Futures Strategy Fund - August 29, 2011; JNL/BlackRock Global Allocation Fund - October 11, 2010; JNL/Boston Partners Global Long Short Equity Fund - September 15, 2014; JNL/Brookfield Global Infrastructure and MLP Fund - December 12, 2011; JNL/Franklin Templeton Global Multisector Bond Fund - December 12, 2011; JNL/Harris Oakmark Global Equity Fund - April 27, 2015; JNL/Mellon Capital Emerging Markets Index Fund - August 29, 2011; JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund - April 30, 2012; JNL/Mellon Capital Utilities Sector Fund - April 29, 2013; JNL/Morgan Stanley Mid Cap Growth Fund - April 30, 2012; JNL Multi-Manager Alternative Fund - April 27, 2015; JNL/Neuberger Berman Strategic Income Fund - April 30, 2012; JNL/Oppenheimer Emerging Markets Innovator Fund - April 27, 2015; JNL/PPM America Floating Rate Income Fund - January 1, 2011; JNL/S&P International 5 Fund - September 15, 2014; JNL/S&P Mid 3 Fund - April 28, 2014; JNL/Scout Unconstrained Bond Fund - April 28, 2014; JNL/Westchester Capital Event Driven Fund - April 27, 2015.

(a)	Annualized for periods less than one year.
(b)	Calculated using the average shares method.
(c)	Total return assumes reinvestment of all distributions for the period. Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(d)

Portfolio turnover is not annualized for periods of less than one year. Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Dollar roll transaction securities are excluded for purposes of calculating portfolio turnover.

(e)	Consolidated Financial Statements starting year ended December 31, 2013.
(f)

Consolidated Financial Statements starting August 27, 2011. Prior to August 27, 2011, the JNL/BlackRock Global Allocation Fund had a Master-Feeder structure and invested substantially all its assets in a Master Fund. Accordingly, the ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s expenses.

See accompanying Notes to Financial Statements.

(g)	The net and total ratios of expenses to average net assets without dividend expenses, borrowing fees on securities sold short or interest expense for the following Funds were as follows:

	June 30, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Global Allocation Fund
Class A	1.07%	1.07%	1.08%	N/A	N/A	N/A
Class B	0.87	0.87	0.88	N/A	N/A	N/A
JNL/Boston Partners Global Long Short Equity Fund
Class A	1.56	1.55	N/A	N/A	N/A	N/A
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A	1.14	1.15	1.15	1.16%	1.15%	1.16%
Class B	0.94	0.95	0.95	0.96	0.95	0.96
JNL Multi-Manager Alternative Fund
Class A	1.75	N/A	N/A	N/A	N/A	N/A
JNL/PIMCO Real Return Fund
Class A	0.79	0.79	0.79	0.79	0.79	N/A
Class B	0.59	0.59	0.59	0.59	0.59	N/A
JNL/PIMCO Total Return Bond Fund
Class A	0.78	0.80	0.80	0.80	0.80	N/A
Class B	0.58	0.60	0.60	0.60	0.60	N/A
JNL/Westchester Capital Event Driven Fund
Class A	1.46	N/A	N/A	N/A	N/A	N/A

(h)	Amount represents less than $0.005.
(i)	Portfolio turnover for the JNL/BlackRock Global Allocation Fund excludes the liquidation transactions related to the transition from a Master-Feeder structure to a Sub-Advised Fund.
(j)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class B, respectively, without the class action settlement proceeds was as follows: JNL/BlackRock Large Cap Select Growth Fund - 38.94% and 39.26%; JNL/Capital Guardian Global Balanced Fund - 15.44% and 15.65%; JNL/Capital Guardian Global Diversified Research Fund - 23.15% and 23.40%; JNL/Eagle SmallCap Equity Fund - 30.43% and 30.65%; JNL/Invesco Mid Cap Value Fund - 30.82% and 31.05%; JNL/JPMorgan International Value Fund - 21.33% and 21.52%; JNL/JPMorgan U.S. Government & Quality Bond Fund - (3.59)% and (3.40)%; JNL/Mellon Capital S&P 400 Mid Cap Index Fund - 32.92% and 33.12%; JNL/Mellon Capital Small Cap Index Fund - 38.35% and 38.56%; JNL/PPM America Value Equity Fund - 40.15% and 40.42%; JNL/T.Rowe Price Mid-Cap Growth Fund - 36.47% and 36.69%.

(k)	Portfolio turnover including dollar roll transactions for JNL/Capital Guardian Global Balanced Fund was 52%, 53%, 86%,100%, 105% and 83% in 2010, 2011, 2012, 2013, 2014 and 2015, respectively.
(l)	Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was 1,137%, 1,302%, 1,111%, 748%, 426% and 223% in 2010, 2011, 2012, 2013, 2014 and 2015, respectively.
(m)

Distribution amount for the JNL/Goldman Sachs Mid Cap Value Fund includes a return of capital distribution for Class A and Class B shares of $0.03 and $0.03 per share, respectively, for the year ended December 31, 2011.

(n)

Distribution amount for the JNL/Mellon Capital Small Cap Index Fund includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively, for the year ended December 31, 2013.

(o)	Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Bond Index Fund was 83%, 106%, 89%, 156%, 143% and 58% in 2010, 2011, 2012, 2013, 2014 and 2015, respectively.
(p)

Distribution amount for the JNL/Morgan Stanley Mid Cap Growth Fund includes a return of capital distibution for Class A and Class B shares of $0.01 and $0.01 per share, respectively, for the year ended December 31, 2012.

(q)	Portfolio turnover including dollar roll transactions for JNL/Neuberger Berman Strategic Income Fund was 246%, 380%, 382% and 175% in 2012, 2013, 2014 and 2015, respectively.
(r)	Portfolio turnover including dollar roll transactions for JNL/WMC Balanced Fund was 90%, 139%, 223%, 283%, 223% and 135% in 2010, 2011, 2012, 2013, 2014 and 2015, respectively.
(s)

The ratios for net income (loss) to average net assets without expense waivers for JNL/WMC Money Market Fund for 2010, 2011, 2012, 2013, 2014 and 2015 was (0.30)%, (0.34)%, (0.32)%, (0.38)%, (0.39)% and (0.36)%, respectively for Class A and (0.10)%, (0.14)%, (0.12)%, (0.18)%, (0.19)% and (0.16)%, respectively for Class B.

(t)	Consolidated Financial Statements since commencement of operations.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

NOTE 1.  ORGANIZATION

The JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994.  The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended, (“1933 Act”).  The Trust currently offers shares in ninety-nine (99) separate funds, each with its own investment objective.  Information in these financial statements pertains to seventy-two (72) Funds (each a “Fund”, and collectively, “Funds”) offered by the Trust listed in the table below.

Jackson National Asset Management, LLC (“JNAM” or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser to each of the Funds.  Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Shares of each Fund are sold to life insurance company separate accounts and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies.  Shares may also be sold directly to qualified and non-qualified retirement plans and to other affiliated funds.  The Funds and each Fund’s Sub-Advisers are:

Fund: (Sub-Sub-Advisers are identified in parenthesis)	Sub-Adviser(s)/Sub-Sub-Adviser:
JNL/AllianceBernstein Dynamic Asset Allocation Fund	AllianceBernstein L.P.
JNL/AQR Managed Futures Strategy Fund	AQR Capital Management, LLC
JNL/BlackRock Commodity Securities Strategy Fund, JNL/BlackRock Global Allocation Fund, JNL/BlackRock Large Cap Select Growth Fund	BlackRock Investment Management, LLC
JNL/Boston Partners Global Long Short Equity Fund	Robeco Investment Management, Inc.
JNL/Brookfield Global Infrastructure and MLP Fund	Brookfield Investment Management Inc.
JNL/Capital Guardian Global Balanced Fund and JNL/Capital Guardian Global Diversified Research Fund	Capital Guardian Trust Company
JNL/DFA U.S. Core Equity Fund	Dimensional Fund Advisors LP
JNL/Eagle SmallCap Equity Fund	Eagle Asset Management, Inc.
JNL/Eastspring Investments Asia ex-Japan Fund and JNL/Eastspring Investments China-India Fund	Eastspring Investments (Singapore) Limited*
JNL/Franklin Templeton Global Growth Fund	Templeton Global Advisors Limited
JNL/Franklin Templeton Global Multisector Bond Fund and JNL/Franklin Templeton Income Fund	Franklin Advisers, Inc.
JNL/Franklin Templeton International Small Cap Growth Fund	Franklin Templeton Institutional, LLC
JNL/Franklin Templeton Mutual Shares Fund	Franklin Mutual Advisers, LLC
JNL/Franklin Templeton Small Cap Value Fund	Franklin Advisory Services, LLC

JNL/Goldman Sachs Core Plus Bond Fund (Goldman Sachs Asset Management International), JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/Goldman Sachs U.S. Equity Flex Fund

Goldman Sachs Asset Management, L.P. Goldman Sachs Asset Management International (Sub-Sub-Adviser)
JNL/Harris Oakmark Global Equity Fund	Harris Associates L.P.

JNL/Invesco Global Real Estate Fund (Invesco Asset Management Limited), JNL/Invesco International Growth Fund, JNL/Invesco Large Cap Growth Fund, JNL/Invesco Mid Cap Value Fund, JNL/Invesco Small Cap Growth Fund

Invesco Advisers, Inc. Invesco Asset Management Limited (Sub-Sub-Adviser)
JNL/Ivy Asset Strategy Fund	Ivy Investment Management Company
JNL/JPMorgan International Value Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund	J.P. Morgan Investment Management Inc.
JNL/Lazard Emerging Markets Fund	Lazard Asset Management LLC

JNL/Mellon Capital Emerging Markets Index Fund, JNL/Mellon Capital European 30 Fund, JNL/Mellon Capital Pacific Rim 30 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Mellon Capital International Index Fund, JNL/Mellon Capital Bond Index Fund, JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund, JNL/Mellon Capital Utilities Sector Fund

Mellon Capital Management Corporation
JNL/Morgan Stanley Mid Cap Growth Fund	Morgan Stanley Investment Management Inc.
JNL Multi-Manager Alternative Fund	Babson Capital Management LLC BlueBay Asset Management LLP First Pacific Advisors, LLC Invesco Advisors, Inc. Lazard Asset Management, LLC Visium Asset Management, LP Western Asset Management Company
JNL/Neuberger Berman Strategic Income Fund	Neuberger Berman Fixed Income LLC

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Fund: (Sub-Sub-Advisers are identified in parenthesis)	Sub-Adviser(s)/Sub-Sub-Adviser:
JNL/Oppenheimer Emerging Markets Innovator Fund, JNL/Oppenheimer Global Growth Fund	Oppenheimer Funds, Inc.
JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund	Pacific Investment Management Company LLC
JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Value Equity Fund	PPM America, Inc.*
JNL/Red Rocks Listed Private Equity Fund	Red Rocks Capital LLC

JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P International 5 Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund, JNL/S&P Total Yield Fund (all Co-Sub-Advised by Mellon Capital Management Corporation)

Standard & Poor’s Investment Advisory Services LLC Mellon Capital Management Corporation (Co-Sub-Adviser)
JNL/Scout Unconstrained Bond Fund	Scout Investments, Inc.

JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund (Co-Sub-Advised by Mellon Capital Management Corporation), JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price Value Fund

T. Rowe Price Associates, Inc.
JNL/Westchester Capital Event Driven Fund	Westchester Capital Management, LLC
JNL/WMC Balanced Fund, JNL/WMC Money Market Fund, JNL/WMC Value Fund	Wellington Management Company LLP

*    PPM America, Inc. and Eastspring Investments (Singapore) Limited are affiliates of JNAM.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds:  JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Commodity Securities Strategy Fund, JNL/Boston Partners Global Long Short Equity Fund, JNL/Brookfield Global Infrastructure and MLP Fund, JNL/Eastspring Investments Asia ex-Japan Fund, JNL/Eastspring Investments China-India Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Invesco Mid Cap Value Fund, JNL/Mellon Capital European 30 Fund, JNL/Mellon Capital Pacific Rim 30 Fund, JNL/Mellon Capital Utilities Sector Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/Red Rocks Listed Private Equity Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P International 5 Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund, JNL/S&P Total Yield Fund and JNL/Westchester Capital Event Driven Fund.

Each Fund, except JNL/AllianceBernstein Dynamic Asset Allocation Fund, JNL/Boston Partners Global Long Short Equity Fund, JNL/Mellon Capital Utilities Sector Fund, JNL Multi-Manager Alternative Fund, JNL/PPM America Floating Rate Income Fund, JNL/S&P International 5 Fund and JNL/Scout Unconstrained Bond Fund offers Class A and Class B shares.  The two classes differ principally in applicable 12b-1 fees.  Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes.  Each share class also has different voting rights on matters affecting a single class.  No class has preferential dividend rights. Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

JNL/Harris Oakmark Global Equity Fund, JNL Multi-Manager Alternative Fund, JNL/Oppenheimer Emerging Markets Innovator Fund, and JNL/Westchester Capital Event Driven Fund commenced operations on April 27, 2015.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation - Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.  All securities in the JNL/WMC Money Market Fund, as

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser(s), a broker/dealer or widely used quotation system.  Term loans are generally valued at the composite bid prices provided by approved pricing services.  Commodity-linked structured notes and credit linked notes are valued by approved pricing services.  Futures contracts traded on an exchange are generally valued at the exchange’s settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders - The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  The JNL/WMC Money Market Fund declares dividends from net investment income daily and pays dividends monthly.  For all other Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax.  Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carry forwards.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.  Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available.  Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations.  Interest income, including level-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily.  A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.  A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  Realized gains and losses are determined on the specific identification basis.

Expenses - Expenses are recorded on an accrual basis.  Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund.  Expenses attributable to a specific class of shares are charged to that class.  Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable.  The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest.  When a capital gains tax is determined to apply, a Fund will record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars.  Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates.  Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities.  Such fluctuations are included in net realized and unrealized gain or loss on investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges.  Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications - In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Basis of Consolidation - The accompanying financial statements and Schedules of Investments for the Funds in the summary below have each been consolidated to include the respective account of the Subsidiary indicated.  Each Subsidiary is a wholly owned Cayman Islands domiciled subsidiary of the respective Fund, which primarily invests in commodity-related instruments and collateral.  The Subsidiary allows each Fund to hold commodity-related instruments and meet regulated investment company (“RIC”) tax requirements in pursuit of its investment objectives as outlined in each Fund’s prospectus and statement of additional information.  Each Fund is the sole shareholder of the Subsidiary with the intent that it will retain all rights to the Subsidiary. Each Fund may invest up to 25% of its total assets in the Subsidiary, which may invest without limitation in commodity-related instruments and collateral. Intercompany accounts and transactions have been eliminated.  Each Subsidiary has the same Sub-Adviser as the Fund and is subject to the same investment policies and restrictions as the Fund.  The summary below provides additional information (in thousands, where applicable) for each Subsidiary.

		At June 30, 2015			For the period ended June 30, 2015
	Date Subsidiary Established	Subsidiary Net Assets	Subsidiary Percentage of Fund Net Assets	Subsidiary Net Unrealized Depreciation	Subsidiary Net Investment Loss	Subsidiary Net Realized Gain (Loss)	Subsidiary Net Change in Unrealized Appreciation (Depreciation)	Subsidiary Net Change in Net Assets From Operations
JNL/AllianceBernstein Dynamic Asset Allocation Fund
JNL/AllianceBernstein Dynamic Asset Allocation Fund Ltd.	March 7, 2014	$232	0.73%	$—	$(1)	$(2)	$7	$4
JNL/AQR Managed Futures Strategy Fund
JNL/AQR Managed Futures Strategy Fund Ltd.	June 10, 2011	142,113	22.76	(4,097)	(764)	9,561	(15,327)	(6,530)
JNL/BlackRock Commodity Securities Strategy Fund
JNL/BlackRock Commodity Securities Strategy Fund Ltd.	April 23, 2013	51,227	5.92	(12,361)	(144)	(8,135)	3,321	(4,958)
JNL/BlackRock Global Allocation Fund
JNL/BlackRock Global Allocation Fund Ltd.	June 10, 2011	39,212	1.07	(6,663)	(153)	(539)	(651)	(1,343)
JNL/Ivy Asset Strategy Fund
JNL/Ivy Asset Strategy Fund Ltd.	April 23, 2013	253,731	8.38	(2,119)	(1,197)	(10,318)	9,115	(2,400)

Statement of Cash Flows - GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions including that the investment company had little or no debt, based on the average debt outstanding during the period, in relation to average total assets and that substantially all the investment company’s investments were carried at Level 1 or Level 2 measurements in accordance with FASB ASC Topic 820.  Funds with certain degrees of borrowing activity, typically through the use of securities sold short, transactions characterized as secured borrowing transactions or reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows.

Recent Accounting Pronouncements - In June 2014, FASB released Accounting Standards Update (“ASU”) 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures”.  The amendments in this ASU change the accounting for repurchase-to-maturity transactions and linked repurchase financings to secured borrowing accounting, which is consistent with the accounting for other repurchase agreements.  The amendments also require two new disclosures.  The first disclosure requires an entity to disclose information on transfers accounted for as sales in transactions that are economically similar to repurchase agreements.  The second disclosure provides increased transparency about the types of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings.  ASU 2014-11 is effective for the first interim and annual period beginning on or after December 15, 2014.  No new disclosures were required at June 30, 2015, and management is currently evaluating the disclosures required by the ASU for the annual period ending December 31, 2015.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

NOTE 3.  FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, term loans that do not meet certain liquidity thresholds, where prices may be unavailable due to halted trading, restricted to resale due to market events, private placements, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of June 30, 2015, by valuation level.  For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/AllianceBernstein Dynamic Asset Allocation Fund
Purchased Options	$19	$2	$—	$21
Investment Companies	15,020	—	—	15,020
Government and Agency Obligations	—	3,039	—	3,039
Short Term Investments	10,170	—	—	10,170
Fund Total	$25,209	$3,041	$—	$28,250
JNL/AQR Managed Futures Strategy Fund
Short Term Investments	$410,370	$188,815	$—	$599,185
Fund Total	$410,370	$188,815	$—	$599,185
JNL/BlackRock Commodity Securities Strategy Fund
Common Stocks	$657,274	$7,385	$—	$664,659
Commodity Indexed Structured Notes	—	51,139	—	51,139
Short Term Investments	34,140	127,002	—	161,142
Fund Total	$691,414	$185,526	$—	$876,940
JNL/BlackRock Global Allocation Fund
Common Stocks
Consumer Discretionary	$69,324	$115,941	$1,150	$186,415
Consumer Staples	82,020	40,923	—	122,943
Energy	116,424	59,174	—	175,598
Financials	221,897	144,539	—	366,436
Health Care	222,080	76,846	—	298,926
Industrials	133,204	137,222	—	270,426
Information Technology	211,415	58,113	242	269,770
Materials	86,112	83,667	—	169,779
Telecommunication Services	42,591	27,776	—	70,367
Utilities	40,151	23,137	1,019	64,307

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/BlackRock Global Allocation Fund (continued)
Trust Preferreds	$12,536	$—	$—	$12,536
Preferred Stocks	36,543	21,249	33,507	91,299
Rights	—	—	—	—
Warrants	—	246	—	246
Purchased Options	18	40,126	—	40,144
Investment Companies	27,153	—	—	27,153
Corporate Bonds and Notes	—	296,757	13,212	309,969
Government and Agency Obligations	—	355,123	—	355,123
Other Equity Interests	—	—	—	—
Variable Rate Senior Loan Interests	—	45,431	6,500	51,931
Short Term Investments	95,029	939,493	—	1,034,522
Fund Total	$1,396,497	$2,465,763	$55,630	$3,917,890
JNL/BlackRock Large Cap Select Growth Fund
Common Stocks	$1,338,370	$24,620	$—	$1,362,990
Preferred Stocks	—	—	10,730	10,730
Short Term Investments	25,103	—	—	25,103
Fund Total	$1,363,473	$24,620	$10,730	$1,398,823
JNL/Boston Partners Global Long Short Equity Fund
Common Stocks
Consumer Discretionary	$41,463	$29,867	$—	$71,330
Consumer Staples	17,751	3,419	—	21,170
Energy	31,455	8,484	—	39,939
Financials	55,143	18,509	—	73,652
Health Care	35,073	15,807	—	50,880
Industrials	17,050	42,166	—	59,216
Information Technology	46,517	10,461	—	56,978
Materials	10,800	21,361	—	32,161
Telecommunication Services	—	13,562	—	13,562
Utilities	—	1,976	—	1,976
Warrants	24	—	—	24
Short Term Investments	20,131	—	—	20,131
Fund Total	$275,407	$165,612	$—	$441,019
JNL/Brookfield Global Infrastructure and MLP Fund
Common Stocks
Australia	$—	$38,761	$—	$38,761
Canada	115,732	—	—	115,732
China	—	39,694	—	39,694
France	—	50,267	—	50,267
Hong Kong	—	9,017	—	9,017
Italy	—	31,390	—	31,390
Japan	—	27,889	—	27,889
Luxembourg	—	22,309	—	22,309
Mexico	5,487	—	—	5,487
Netherlands	—	11,215	—	11,215
Singapore	—	5,710	—	5,710
Spain	5,629	47,942	—	53,571
Switzerland	—	10,986	—	10,986
United Kingdom	—	117,391	—	117,391
United States of America	588,777	—	—	588,777
Short Term Investments	81,742	—	—	81,742
Fund Total	$797,367	$412,571	$—	$1,209,938
JNL/Capital Guardian Global Balanced Fund
Common Stocks
Consumer Discretionary	$29,141	$22,925	$—	$52,066
Consumer Staples	1,316	10,877	—	12,193
Energy	13,195	4,257	—	17,452
Financials	34,615	30,509	—	65,124
Health Care	29,491	9,480	—	38,971
Industrials	22,752	20,109	—	42,861
Information Technology	21,208	24,963	—	46,171
Materials	6,693	6,806	—	13,499
Telecommunication Services	4,150	19,647	—	23,797
Utilities	3,704	3,798	—	7,502
Preferred Stocks	1,726	1,852	—	3,578
Non-U.S. Government Agency ABS	—	5,177	—	5,177
Corporate Bonds and Notes	—	31,217	157	31,374
Government and Agency Obligations	—	120,793	—	120,793
Short Term Investments	36,488	—	—	36,488
Fund Total	$204,479	$312,410	$157	$517,046

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Capital Guardian Global Diversified Research Fund
Common Stocks
Argentina	$2,340	$—	$—	$2,340
Australia	—	9,446	—	9,446
Brazil	3,329	—	—	3,329
Canada	7,337	—	—	7,337
Chile	1,361	—	—	1,361
China	1,386	7,074	—	8,460
Denmark	—	8,038	—	8,038
Finland	—	3,195	—	3,195
France	—	6,979	—	6,979
Germany	—	2,642	—	2,642
Greece	—	948	—	948
Hong Kong	—	15,217	—	15,217
India	2,122	7,214	—	9,336
Ireland	2,274	—	—	2,274
Italy	1,778	—	—	1,778
Japan	—	33,471	—	33,471
Macau	—	1,467	—	1,467
Mexico	5,510	—	—	5,510
Netherlands	3,219	13,018	—	16,237
Norway	—	423	—	423
Russian Federation	2,193	894	—	3,087
Singapore	5,397	3,308	—	8,705
South Africa	—	6,567	—	6,567
South Korea	—	7,125	—	7,125
Sweden	—	8,631	—	8,631
Switzerland	2,237	14,312	—	16,549
Taiwan	3,634	—	—	3,634
United Kingdom	—	24,786	—	24,786
United States of America	209,229	—	—	209,229
Preferred Stocks	4,172	1,372	—	5,544
Short Term Investments	31,899	—	—	31,899
Fund Total	$289,417	$176,127	$—	$465,544
JNL/DFA U.S. Core Equity Fund
Common Stocks	$747,245	$—	$—	$747,245
Rights	—	16	15	31
Short Term Investments	9,902	—	—	9,902
Fund Total	$757,147	$16	$15	$757,178
JNL/Eagle SmallCap Equity Fund
Common Stocks	$1,450,522	$—	$—	$1,450,522
Short Term Investments	97,387	—	—	97,387
Fund Total	$1,547,909	$—	$—	$1,547,909
JNL/Eastspring Investments Asia ex-Japan Fund
Common Stocks	$3,981	$143,362	$—	$147,343
Short Term Investments	4,035	—	—	4,035
Fund Total	$8,016	$143,362	$—	$151,378
JNL/Eastspring Investments China-India Fund
Common Stocks	$55,527	$422,616	$—	$478,143
Short Term Investments	8,411	—	—	8,411
Fund Total	$63,938	$422,616	$—	$486,554
JNL/Franklin Templeton Global Growth Fund
Common Stocks
Brazil	$10,286	$—	$—	$10,286
Canada	843	—	—	843
China	8,598	5,706	—	14,304
Denmark	—	6,601	—	6,601
France	—	97,899	—	97,899
Germany	—	65,268	—	65,268
Hong Kong	—	11,721	—	11,721
India	—	3,095	—	3,095
Ireland	11,528	20,070	—	31,598
Israel	25,703	—	—	25,703
Italy	—	25,521	—	25,521
Japan	—	32,482	—	32,482
Netherlands	—	48,670	—	48,670
Portugal	—	11,401	—	11,401
Russian Federation	—	11,267	—	11,267
Singapore	—	22,106	—	22,106
South Korea	57,094	11,035	—	68,129

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Franklin Templeton Global Growth Fund (continued)
Common Stocks (continued)
Spain	$—	$17,787	$—	$17,787
Sweden	—	20,062	—	20,062
Switzerland	—	46,687	—	46,687
Thailand	—	2,917	—	2,917
Turkey	11,690	—	—	11,690
United Kingdom	22,181	106,172	—	128,353
United States of America	423,518	—	—	423,518
Short Term Investments	71,769	—	—	71,769
Fund Total	$643,210	$566,467	$—	$1,209,677
JNL/Franklin Templeton Global Multisector Bond Fund
Corporate Bonds and Notes	$—	$274,874	$—	$274,874
Government and Agency Obligations	—	1,085,553	—	1,085,553
Common Stocks	—	—	266	266
Preferred Stocks	—	—	591	591
Short Term Investments	394,912	284,246	—	679,158
Fund Total	$394,912	$1,644,673	$857	$2,040,442
JNL/Franklin Templeton Income Fund
Common Stocks	$1,159,906	$39,573	$9,968	$1,209,447
Equity Linked Structured Notes	—	142,077	—	142,077
Preferred Stocks	58,917	7,280	1,343	67,540
Warrants	—	131	—	131
Corporate Bonds and Notes	—	951,208	—	951,208
Other Equity Interests	—	—	1	1
Variable Rate Senior Loan Interests	—	59,242	—	59,242
Short Term Investments	344,971	—	—	344,971
Fund Total	$1,563,794	$1,199,511	$11,312	$2,774,617
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks
Austria	$—	$1,376	$—	$1,376
Belgium	10,720	—	—	10,720
Bermuda	14,818	—	—	14,818
Brazil	1,687	—	—	1,687
Canada	35,966	—	—	35,966
China	—	6,543	—	6,543
Denmark	—	6,475	—	6,475
Finland	9,910	15,704	—	25,614
France	6,261	11,952	—	18,213
Germany	3,516	6,387	—	9,903
Hong Kong	3,130	13,577	—	16,707
India	—	539	—	539
Ireland	47,841	—	—	47,841
Italy	1,672	13,768	—	15,440
Japan	—	45,384	—	45,384
Luxembourg	1,765	—	—	1,765
Netherlands	10,968	23,803	—	34,771
Norway	3,262	1,013	—	4,275
Philippines	2,138	792	—	2,930
Singapore	11,867	—	—	11,867
South Korea	1,457	13,293	—	14,750
Spain	6,954	7,084	—	14,038
Sweden	1,660	1,181	—	2,841
Switzerland	575	4,488	—	5,063
Taiwan	—	6,830	—	6,830
Thailand	—	655	—	655
United Kingdom	49,218	72,643	—	121,861
United States of America	17,738	—	—	17,738
Preferred Stocks	2,111	—	—	2,111
Rights	210	—	—	210
Investment Companies	6,956	—	—	6,956
Short Term Investments	44,258	—	—	44,258
Fund Total	$296,658	$253,487	$—	$550,145

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$911,314	$187,120	$—	$1,098,434
Preferred Stocks	—	8,211	—	8,211
Corporate Bonds and Notes	—	23,088	—	23,088
Government and Agency Obligations	—	3,212	—	3,212
Other Equity Interests	—	3,589	—	3,589
Variable Rate Senior Loan Interests	—	30,273	—	30,273
Short Term Investments	92,642	—	—	92,642
Fund Total	$1,003,956	$255,493	$—	$1,259,449
JNL/Franklin Templeton Small Cap Value Fund
Common Stocks	$1,040,547	$29,697	$—	$1,070,244
Corporate Bonds and Notes	—	5,764	—	5,764
Short Term Investments	102,631	—	—	102,631
Fund Total	$1,143,178	$35,461	$—	$1,178,639
JNL/Goldman Sachs Core Plus Bond Fund
Non-U.S. Government Agency ABS	$—	$148,914	$14,793	$163,707
Corporate Bonds and Notes	—	340,006	—	340,006
Government and Agency Obligations	—	721,544	—	721,544
Short Term Investments	13,608	11,026	—	24,634
Fund Total	$13,608	$1,221,490	$14,793	$1,249,891
JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bonds and Notes	$—	$136,257	$—	$136,257
Government and Agency Obligations	—	325,612	—	325,612
Credit Linked Structured Notes	—	43,708	—	43,708
Common Stocks	—	—	34	34
Short Term Investments	5,374	5,383	—	10,757
Fund Total	$5,374	$510,960	$34	$516,368
JNL/Goldman Sachs Mid Cap Value Fund
Common Stocks	$1,257,467	$—	$—	$1,257,467
Short Term Investments	8,541	—	—	8,541
Fund Total	$1,266,008	$—	$—	$1,266,008
JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$489,636	$—	$—	$489,636
Short Term Investments	10,319	—	—	10,319
Fund Total	$499,955	$—	$—	$499,955
JNL/Harris Oakmark Global Equity Fund
Common Stocks
France	$—	$5,818	$—	$5,818
Germany	—	4,324	—	4,324
Hong Kong	—	1,304	—	1,304
Italy	—	2,465	—	2,465
Japan	—	4,259	—	4,259
Netherlands	—	1,798	—	1,798
South Korea	—	1,969	—	1,969
Switzerland	—	12,086	—	12,086
United Kingdom	—	2,170	—	2,170
United States of America	19,802	—	—	19,802
Short Term Investments	4,673	—	—	4,673
Fund Total	$24,475	$36,193	$—	$60,668
JNL/Invesco Global Real Estate Fund
Common Stocks
Australia	$—	$121,239	$—	$121,239
Canada	46,517	—	—	46,517
China	5,686	2,978	—	8,664
Finland	687	—	—	687
France	8,185	65,962	—	74,147
Germany	—	47,375	—	47,375
Hong Kong	34,849	129,675	—	164,524
Japan	7,270	244,754	—	252,024
Malta	—	—	—	—
Netherlands	—	12,969	—	12,969
Singapore	—	50,660	—	50,660
Sweden	—	30,888	—	30,888
Switzerland	11,696	—	—	11,696
United Kingdom	49,797	93,618	—	143,415
United States of America	1,025,786	—	—	1,025,786
Short Term Investments	18,063	—	—	18,063
Fund Total	$1,208,536	$800,118	$—	$2,008,654

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Invesco International Growth Fund
Common Stocks	$321,566	$1,228,497	$—	$1,550,063
Short Term Investments	143,032	—	—	143,032
Fund Total	$464,598	$1,228,497	$—	$1,693,095
JNL/Invesco Large Cap Growth Fund
Common Stocks	$1,073,093	$14,931	$—	$1,088,024
Short Term Investments	13,643	—	—	13,643
Fund Total	$1,086,736	$14,931	$—	$1,101,667
JNL/Invesco Mid Cap Value Fund
Common Stocks	$589,132	$9,058	$—	$598,190
Short Term Investments	12,912	—	—	12,912
Fund Total	$602,044	$9,058	$—	$611,102
JNL/Invesco Small Cap Growth Fund
Common Stocks	$1,210,397	$—	$—	$1,210,397
Short Term Investments	81,841	—	—	81,841
Fund Total	$1,292,238	$—	$—	$1,292,238
JNL/Ivy Asset Strategy Fund
Common Stocks	$1,495,525	$626,923	$117,593	$2,240,041
Preferred Stocks	—	3,577	—	3,577
Purchased Options	108	1,015	—	1,123
Corporate Bonds and Notes	—	—	95,618	95,618
Precious Metals	86,195	—	—	86,195
Short Term Investments	225,303	224,976	—	450,279
Fund Total	$1,807,131	$856,491	$213,211	$2,876,833
JNL/JPMorgan International Value Fund
Common Stocks	$14,350	$672,134	$—	$686,484
Preferred Stocks	—	5,644	—	5,644
Rights	291	—	—	291
Short Term Investments	15,877	—	—	15,877
Fund Total	$30,518	$677,778	$—	$708,296
JNL/JPMorgan MidCap Growth Fund
Common Stocks	$1,591,507	$—	$—	$1,591,507
Short Term Investments	87,583	—	—	87,583
Fund Total	$1,679,090	$—	$—	$1,679,090
JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency ABS	$—	$58,241	$1,320	$59,561
Corporate Bonds and Notes	—	52,659	—	52,659
Government and Agency Obligations	—	1,162,562	—	1,162,562
Short Term Investments	43,635	—	—	43,635
Fund Total	$43,635	$1,273,462	$1,320	$1,318,417
JNL/Lazard Emerging Markets Fund
Common Stocks
Argentina	$16,567	$—	$—	$16,567
Brazil	151,661	—	—	151,661
China	103,408	110,922	—	214,330
Colombia	4,701	—	—	4,701
Egypt	—	16,453	—	16,453
Hong Kong	—	3,948	—	3,948
Hungary	—	12,733	—	12,733
India	50,065	70,970	—	121,035
Indonesia	26,012	50,101	—	76,113
Macau	—	8,809	—	8,809
Mexico	26,214	—	—	26,214
Pakistan	20,987	—	—	20,987
Peru	3,153	—	—	3,153
Philippines	19,198	—	—	19,198
Poland	—	2,703	—	2,703
Russian Federation	24,386	68,746	—	93,132
South Africa	4,172	81,707	—	85,879
South Korea	15,944	128,293	—	144,237
Taiwan	48,437	31,951	—	80,388
Thailand	—	23,524	—	23,524
Turkey	8,495	54,261	—	62,756
United Kingdom	—	6,472	—	6,472
United States of America	2,344	—	—	2,344
Short Term Investments	34,801	—	—	34,801
Fund Total	$560,545	$671,593	$—	$1,232,138

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Emerging Markets Index Fund
Common Stocks	$163,457	$773,857	$1,404	$938,718
Preferred Stocks	39,505	7,489		46,994
Corporate Bonds and Notes	—	68	—	68
Short Term Investments	32,405	1,160	—	33,565
Fund Total	$235,367	$782,574	$1,404	$1,019,345
JNL/Mellon Capital European 30 Fund
Common Stocks	$24,858	$395,273	$—	$420,131
Preferred Stocks	—	30,363	—	30,363
Short Term Investments	1,946	—	—	1,946
Fund Total	$26,804	$425,636	$—	$452,440
JNL/Mellon Capital Pacific Rim 30 Fund
Common Stocks	$9,848	$236,987	$—	$246,835
Rights	—	137	—	137
Investment Companies	1,541	—	—	1,541
Fund Total	$11,389	$237,124	$—	$248,513
JNL/Mellon Capital S&P 500 Index Fund
Common Stocks	$4,235,625	$—	$—	$4,235,625
Short Term Investments	85,133	178,795	—	263,928
Fund Total	$4,320,758	$178,795	$—	$4,499,553
JNL/Mellon Capital S&P 400 MidCap Index Fund
Common Stocks	$2,019,592	$—	$—	$2,019,592
Short Term Investments	163,532	3,180	—	166,712
Fund Total	$2,183,124	$3,180	$—	$2,186,304
JNL/Mellon Capital Small Cap Index Fund
Common Stocks	$1,879,482	$154	$—	$1,879,636
Rights	—	75	—	75
Warrants	—	—	—	—
Other Equity Interests	—	—	—	—
Short Term Investments	276,230	2,175	—	278,405
Fund Total	$2,155,712	$2,404	$—	$2,158,116
JNL/Mellon Capital International Index Fund
Common Stocks	$57,310	$2,236,112	$—	$2,293,422
Preferred Stocks	—	17,578	—	17,578
Rights	110	10	—	120
Other Equity Interests	—	—	—	—
Short Term Investments	99,759	3,675	—	103,434
Fund Total	$157,179	$2,257,375	$—	$2,414,554
JNL/Mellon Capital Bond Index Fund
Non-U.S. Government Agency ABS	$—	$25,544	$—	$25,544
Corporate Bonds and Notes	—	254,778	—	254,778
Government and Agency Obligations	—	742,519	—	742,519
Short Term Investments	79,806	—	—	79,806
Fund Total	$79,806	$1,022,841	$—	$1,102,647
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
Common Stocks	$112,618	$—	$—	$112,618
Short Term Investments	7,267	—	—	7,267
Fund Total	$119,885	$—	$—	$119,885
JNL/Mellon Capital Utilities Sector Fund
Common Stocks	$44,215	$—	$—	$44,215
Short Term Investments	905	—	—	905
Fund Total	$45,120	$—	$—	$45,120
JNL/Morgan Stanley Mid Cap Growth Fund
Common Stocks	$222,207	$—	$2,582	$224,789
Preferred Stocks	—	—	4,130	4,130
Purchased Options	—	82	—	82
Short Term Investments	16,372	—	—	16,372
Fund Total	$238,579	$82	$6,712	$245,373
JNL Multi-Manager Alternative Fund
Common Stocks	$200,386	$59,762	$—	$260,148
Preferred Stocks	1,977	1,644	200	3,821
Purchased Options	617	67	—	684
Investment Companies	4,953	—	—	4,953
Non-U.S. Government Agency ABS	—	1,804	—	1,804
Corporate Bonds and Notes	—	67,390	—	67,390
Government and Agency Obligations	—	26,736	—	26,736
Variable Rate Senior Loan Interests	—	34,267	283	34,550
Short Term Investments	130,055	10,000	—	140,055
Fund Total	$337,988	$201,670	$483	$540,141

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Neuberger Berman Strategic Income Fund
Non-U.S. Government Agency ABS	$—	$193,291	$—	$193,291
Corporate Bonds and Notes	—	213,295	—	213,295
Government and Agency Obligations	—	429,078	—	429,078
Investment Companies	80,198	—	—	80,198
Variable Rate Senior Loan Interests	—	107,003	—	107,003
Short Term Investments	83,659	7,106	—	90,765
Fund Total	$163,857	$949,773	$—	$1,113,630
JNL/Oppenheimer Emerging Markets Innovator Fund
Common Stocks
Argentina	$776	$—	$—	$776
Brazil	4,649	—	—	4,649
Chile	1,100	—	—	1,100
China	15,530	1,027	—	16,557
Colombia	975	—	—	975
Egypt	—	1,735	—	1,735
Georgia	905	—	—	905
Greece	—	673	—	673
Hong Kong	1,097	934	—	2,031
Indonesia	905	1,071	—	1,976
Malaysia	—	2,631	—	2,631
Mexico	1,813	—	—	1,813
Netherlands	1,312	—	—	1,312
Nigeria	790	739	—	1,529
Philippines	980	1,177	—	2,157
Poland	251	800	—	1,051
Portugal	—	1,173	—	1,173
Russian Federation	596	—	—	596
Singapore	—	199	—	199
South Africa	405	2,376	—	2,781
South Korea	1,488	9,284	—	10,772
Sri Lanka	1,006	1,566	—	2,572
Taiwan	—	9,608	—	9,608
Thailand	—	1,700	—	1,700
Turkey	1,501	—	—	1,501
Preferred Stocks	1,189	—	—	1,189
Investment Companies	6,636	—	—	6,636
Short Term Investments	21,882	—	—	21,882
Fund Total	$65,786	$36,693	$—	$102,479
JNL/Oppenheimer Global Growth Fund
Common Stocks
Brazil	$35,564	$—	$—	$35,564
Cayman Islands	979	—	—	979
China	12,951	—	—	12,951
Denmark	—	6,559	—	6,559
France	—	74,429	—	74,429
Germany	—	110,149	—	110,149
India	23,661	29,547	—	53,208
Italy	3,871	14,126	—	17,997
Japan	—	181,573	—	181,573
Mexico	10,660	—	—	10,660
Netherlands	—	32,126	—	32,126
Spain	—	52,075	—	52,075
Sweden	—	53,180	—	53,180
Switzerland	—	77,648	—	77,648
United Kingdom	9,573	47,825	—	57,398
United States of America	693,048	—	—	693,048
Preferred Stocks	374	26,863	—	27,237
Rights	252	—	—	252
Short Term Investments	31,757	—	—	31,757
Fund Total	$822,690	$706,100	$—	$1,528,790
JNL/PIMCO Real Return Fund
Non-U.S. Government Agency ABS	$—	$167,424	$—	$167,424
Corporate Bonds and Notes	—	125,479	—	125,479
Government and Agency Obligations	—	2,112,092	—	2,112,092
Preferred Stocks	588	—	—	588
Purchased Options	36	2,461	—	2,497
Other Equity Interests	—	11	—	11
Short Term Investments	8,002	137,325	—	145,327
Fund Total	$8,626	$2,544,792	$—	$2,553,418

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/PIMCO Total Return Bond Fund
Non-U.S. Government Agency ABS	$—	$678,253	$—	$678,253
Corporate Bonds and Notes	—	955,771	2,364	958,135
Government and Agency Obligations	—	3,413,478	—	3,413,478
Preferred Stocks	5,875	—	—	5,875
Purchased Options	—	4,030	—	4,030
Trust Preferreds	19,225	—	—	19,225
Other Equity Interests	—	—	—	—
Variable Rate Senior Loan Interests	—	7,825	—	7,825
Short Term Investments	44,895	321,276	—	366,171
Fund Total	$69,995	$5,380,633	$2,364	$5,452,992
JNL/PPM America Floating Rate Income Fund
Corporate Bonds and Notes	$—	$72,381	$—	$72,381
Variable Rate Senior Loan Interests(1)	—	1,471,109	12,067	1,483,176
Short Term Investments	90,039	—	—	90,039
Fund Total	$90,039	$1,543,490	$12,067	$1,645,596
JNL/PPM America High Yield Bond Fund
Non-U.S. Government Agency ABS	$—	$23,625	$—	$23,625
Corporate Bonds and Notes	—	2,232,544	14,056	2,246,600
Government and Agency Obligations	—	50,104	—	50,104
Common Stocks	188,917	—	945	189,862
Preferred Stocks	29,585	512	—	30,097
Investment Companies	46,925	—	—	46,925
Other Equity Interests	—	16,882	—	16,882
Variable Rate Senior Loan Interests	—	132,367	30,279	162,646
Short Term Investments	272,605	—	—	272,605
Fund Total	$538,032	$2,456,034	$45,280	$3,039,346
JNL/PPM America Mid Cap Value Fund
Common Stocks	$364,018	$—	$—	$364,018
Short Term Investments	8,560	—	—	8,560
Fund Total	$372,578	$—	$—	$372,578
JNL/PPM America Small Cap Value Fund
Common Stocks	$373,580	$—	$—	$373,580
Short Term Investments	3,737	—	—	3,737
Fund Total	$377,317	$—	$—	$377,317
JNL/PPM America Value Equity Fund
Common Stocks	$192,316	$—	$—	$192,316
Short Term Investments	670	—	—	670
Fund Total	$192,986	$—	$—	$192,986
JNL/Red Rocks Listed Private Equity Fund
Common Stocks	$498,453	$226,957	$—	$725,410
Short Term Investments	24,209	—	—	24,209
Fund Total	$522,662	$226,957	$—	$749,619
JNL/S&P Competitive Advantage Fund
Common Stocks	$3,019,771	$—	$—	$3,019,771
Short Term Investments	141,108	65,000	—	206,108
Fund Total	$3,160,879	$65,000	$—	$3,225,879
JNL/S&P Dividend Income & Growth Fund
Common Stocks	$4,399,832	$—	$—	$4,399,832
Short Term Investments	44,356	110,000	—	154,356
Fund Total	$4,444,188	$110,000	$—	$4,554,188
JNL/S&P International 5 Fund
Common Stocks
Australia	$47	$13,926	$—	$13,973
Belgium	—	2,253	—	2,253
Canada	13,939	—	—	13,939
Denmark	—	4,808	—	4,808
Finland	—	4,800	—	4,800
France	—	9,310	—	9,310
Germany	—	5,447	—	5,447
Hong Kong	666	2,235	—	2,901
Israel	—	1,036	—	1,036
Italy	—	5,591	—	5,591
Japan	1,634	36,678	—	38,312
Luxembourg	—	1,007	—	1,007
Netherlands	—	7,600	—	7,600
New Zealand	—	655	—	655
Norway	—	1,670	—	1,670
Portugal	—	1,348	—	1,348
Singapore	—	1,738	—	1,738
South Korea	1,013	2,195	—	3,208

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/S&P International 5 Fund (continued)
Common Stocks (continued)
Spain	$—	$4,215	$—	$4,215
Sweden	2,224	8,408	—	10,632
Switzerland	—	3,646	—	3,646
United Kingdom	1,547	23,135	—	24,682
United States of America	1,063	—	—	1,063
Short Term Investments	941	—	—	941
Fund Total	$23,074	$141,701	$—	$164,775
JNL/S&P Intrinsic Value Fund
Common Stocks	$2,800,579	$—	$—	$2,800,579
Short Term Investments	135,262	—	—	135,262
Fund Total	$2,935,841	$—	$—	$2,935,841
JNL/S&P Mid 3 Fund
Common Stocks	$536,925	$—	$—	$536,925
Short Term Investments	19,970	—	—	19,970
Fund Total	$556,895	$—	$—	$556,895
JNL/S&P Total Yield Fund
Common Stocks	$2,018,177	$—	$—	$2,018,177
Short Term Investments	76,125	—	—	76,125
Fund Total	$2,094,302	$—	$—	$2,094,302
JNL/Scout Unconstrained Bond Fund
Non-U.S. Government Agency ABS	$—	$39,306	$—	$39,306
Corporate Bonds and Notes	—	294,731	—	294,731
Government and Agency Obligations	—	327,753	—	327,753
Short Term Investments	67,885	—	—	67,885
Fund Total	$67,885	$661,790	$—	$729,675
JNL/T. Rowe Price Established Growth Fund
Common Stocks	$5,403,522	$48,974	$556	$5,453,052
Preferred Stocks	—	—	45,607	45,607
Short Term Investments	56,814	—	—	56,814
Fund Total	$5,460,336	$48,974	$46,163	$5,555,473
JNL/T. Rowe Price Mid-Cap Growth Fund
Common Stocks	$3,310,092	$—	$8,550	$3,318,642
Preferred Stocks	—	—	16,452	16,452
Short Term Investments	212,510	—	—	212,510
Fund Total	$3,522,602	$—	$25,002	$3,547,604
JNL/T. Rowe Price Short-Term Bond Fund
Non-U.S. Government Agency ABS	$—	$515,202	$—	$515,202
Corporate Bonds and Notes	—	800,743	—	800,743
Government and Agency Obligations	—	393,095	—	393,095
Short Term Investments	36,275	8,800	—	45,075
Fund Total	$36,275	$1,717,840	$—	$1,754,115
JNL/T. Rowe Price Value Fund
Common Stocks	$3,634,138	$40,066	$—	$3,674,204
Short Term Investments	59,776	—	—	59,776
Fund Total	$3,693,914	$40,066	$—	$3,733,980
JNL/Westchester Capital Event Driven Fund
Common Stocks	$98,505	$—	$—	$98,505
Purchased Options	1,691	3	—	1,694
Corporate Bonds and Notes	—	3,218	—	3,218
Fund Total	$100,196	$3,221	$—	$103,417
JNL/WMC Balanced Fund
Common Stocks	$3,005,647	$—	$—	$3,005,647
Non-U.S. Government Agency ABS	—	106,836	—	106,836
Corporate Bonds and Notes	—	458,396	—	458,396
Government and Agency Obligations	—	971,304	—	971,304
Short Term Investments	524,485	34,997	—	559,482
Fund Total	$3,530,132	$1,571,533	$—	$5,101,665
JNL/WMC Money Market Fund
Corporate Bonds and Notes	$—	$189,479	$—	$189,479
Government and Agency Obligations		203,512		203,512
Short Term Investments	—	684,527	—	684,527
Fund Total	$—	$1,077,518	$—	$1,077,518
JNL/WMC Value Fund
Common Stocks	$1,727,383	$37,641	$—	$1,765,024
Short Term Investments	24,125	—	—	24,125
Fund Total	$1,751,508	$37,641	$—	$1,789,149

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
JNL/BlackRock Global Allocation Fund
Common Stocks	$(1,411)	$—	$—	$(1,411)
Fund Total	$(1,411)	$—	$—	$(1,411)
JNL/Boston Partners Global Long Short Equity Fund
Common Stocks	$(127,191)	$(55,356)	$—	$(182,547)
Fund Total	$(127,191)	$(55,356)	$—	$(182,547)
JNL/Goldman Sachs Core Plus Bond Fund
Government and Agency Obligations	$—	$(26,337)	$—	$(26,337)
Fund Total	$—	$(26,337)	$—	$(26,337)
JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$(105,748)	$—	$—	$(105,748)
Fund Total	$(105,748)	$—	$—	$(105,748)
JNL/Mellon Capital Bond Index Fund
Government and Agency Obligations	$—	$(3,575)	$—	$(3,575)
Fund Total	$—	$(3,575)	$—	$(3,575)
JNL Multi-Manager Alternative Fund
Common Stocks	$(15,248)	$(5,401)	$—	$(20,649)
Investment Companies	(43,796)	—	—	(43,796)
Preferred Stocks	—	(11)	—	(11)
Fund Total	$(59,044)	$(5,412)	$—	$(64,456)
JNL/Westchester Capital Event Driven Fund
Common Stocks	$(8,691)	$—	$—	$(8,691)
Fund Total	$(8,691)	$—	$—	$(8,691)
JNL/WMC Balanced Fund
Government and Agency Obligations	$—	$(39,300)	$—	$(39,300)
Fund Total	$—	$(39,300)	$—	$(39,300)

(1)Unfunded commitments in JNL/PPM America Floating Rate Income Fund are not reflected in the Schedules of Investments.  Net unrealized appreciation is reflected as an asset in the table.  See Unfunded Commitments in these Notes to Financial Statements.

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AllianceBernstein Dynamic Asset Allocation Fund
Open Forward Foreign Currency Contracts	$—	$21	$—	$21
Fund Total	$—	$21	$—	$21
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$6,658	$—	$—	$6,658
Open Forward Foreign Currency Contracts	—	8,892	—	8,892
Fund Total	$6,658	$8,892	$—	$15,550
JNL/BlackRock Global Allocation Fund
Open Futures Contracts	$3,698	$—	$—	$3,698
Open Forward Foreign Currency Contracts	—	8,017	—	8,017
Centrally Cleared Interest Rate Swap Agreements	—	437	—	437
OTC Cross-Currency Swap Agreements	—	117	—	117
Centrally Cleared Credit Default Swap Agreements	—	20	—	20
OTC Total Return Swap Agreements	—	1,290	—	1,290
Fund Total	$3,698	$9,881	$—	$13,579
JNL/Boston Partners Global Long Short Equity Fund
OTC Contracts for Difference	$—	$1,026	$—	$1,026
Fund Total	$—	$1,026	$—	$1,026
JNL/Brookfield Global Infrastructure and MLP Fund
Open Forward Foreign Currency Contracts	$—	$1	$—	$1
Fund Total	$—	$1	$—	$1
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$247	$—	$247
Fund Total	$—	$247	$—	$247
JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$—	$101,486	$—	$101,486
Centrally Cleared Interest Rate Swap Agreements	—	6,012	—	6,012
Fund Total	$—	$107,498	$—	$107,498
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$1,681	$—	$1,681
Fund Total	$—	$1,681	$—	$1,681
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$1,046	$—	$—	$1,046
Open Forward Foreign Currency Contracts	—	1,439	—	1,439
OTC Interest Rate Swap Agreements	—	161	—	161
Centrally Cleared Interest Rate Swap Agreements	—	4,103	—	4,103
OTC Credit Default Swap Agreements	—	4	—	4
Fund Total	$1,046	$5,707	$—	$6,753

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$214	$—	$—	$214
Open Forward Foreign Currency Contracts	—	2,234	—	2,234
OTC Interest Rate Swap Agreements	—	2,091	—	2,091
Centrally Cleared Interest Rate Swap Agreements	—	348	—	348
OTC Credit Default Swap Agreements	—	3	—	3
OTC Non-Deliverable Bond Forward Contracts	—	9	—	9
Fund Total	$214	$4,685	$—	$4,899
JNL/Harris Oakmark Global Equity Fund
Open Forward Foreign Currency Contracts	$—	$5	$—	$5
Fund Total	$—	$5	$—	$5
JNL/Invesco Global Real Estate Fund
Open Forward Foreign Currency Contracts	$—	$23	$—	$23
Fund Total	$—	$23	$—	$23
JNL/Invesco International Growth Fund
Open Forward Foreign Currency Contracts	$—	$1	$—	$1
Fund Total	$—	$1	$—	$1
JNL/Ivy Asset Strategy Fund
Open Forward Foreign Currency Contracts	$—	$1,057	$—	$1,057
Fund Total	$—	$1,057	$—	$1,057
JNL/JPMorgan International Value Fund
Open Forward Foreign Currency Contracts	$—	$1,528	$—	$1,528
Fund Total	$—	$1,528	$—	$1,528
JNL/Mellon Capital Pacific Rim 30 Fund
Open Forward Foreign Currency Contracts	$—	$4	$—	$4
Fund Total	$—	$4	$—	$4
JNL/Mellon Capital International Index Fund
Open Forward Foreign Currency Contracts	$—	$329	$—	$329
Fund Total	$—	$329	$—	$329
JNL Multi-Manager Alternative Fund
Open Futures Contracts	$252	$—	$—	$252
Open Forward Foreign Currency Contracts	—	1,392	—	1,392
OTC Interest Rate Swap Agreements	—	7	—	7
Centrally Cleared Interest Rate Swap Agreements	—	21	—	21
OTC Credit Default Swap Agreements	—	11	—	11
OTC Total Return Swap Agreements	—	3,767	—	3,767
Fund Total	$252	$5,198	$—	$5,450
JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$2,093	$—	$—	$2,093
Centrally Cleared Credit Default Swap Agreements	—	477	—	477
Fund Total	$2,093	$477	$—	$2,570
JNL/PIMCO Real Return Fund
Exchange Traded Futures Options	$33	$—	$—	$33
Open Futures Contracts	26	—	—	26
Open Forward Foreign Currency Contracts	—	5,254	—	5,254
OTC Interest Rate Swap Agreements	—	1,114	—	1,114
Centrally Cleared Interest Rate Swap Agreements	—	6,302	—	6,302
OTC Credit Default Swap Agreements	—	360	—	360
Centrally Cleared Credit Default Swap Agreements	—	48	—	48
Fund Total	$59	$13,078	$—	$13,137
JNL/PIMCO Total Return Bond Fund
Exchange Traded Futures Options	$127	$—	$—	$127
Open Futures Contracts	1,232	—	—	1,232
Open Forward Foreign Currency Contracts	—	58,797	—	58,797
OTC Interest Rate Swap Agreements	—	2	—	2
Centrally Cleared Interest Rate Swap Agreements	—	11,532	—	11,532
OTC Credit Default Swap Agreements	—	901	—	901
Centrally Cleared Credit Default Swap Agreements	—	4	—	4
Fund Total	$1,359	$71,236	$—	$72,595
JNL/PPM America Floating Rate Income Fund
Open Futures Contracts	$116	$—	$—	$116
Fund Total	$116	$—	$—	$116
JNL/PPM America High Yield Bond Fund
Open Futures Contracts	$1,351	$—	$—	$1,351
Fund Total	$1,351	$—	$—	$1,351
JNL/S&P International 5 Fund
Open Forward Foreign Currency Contracts	$—	$1	$—	$1
Fund Total	$—	$1	$—	$1

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/Scout Unconstrained Bond Fund
Open Forward Foreign Currency Contracts	$—	$2,394	$—	$2,394
Centrally Cleared Credit Default Swap Agreements	—	1	—	1
Fund Total	$—	$2,395	$—	$2,395
JNL/T. Rowe Price Short-Term Bond Fund
Open Forward Foreign Currency Contracts	$—	$192	$—	$192
Fund Total	$—	$192	$—	$192
JNL/Westchester Capital Event Driven Fund
Open Forward Foreign Currency Contracts	$—	$86	$—	$86
OTC Total Return Swap Agreements	—	830	—	830
Fund Total	$—	$916	$—	$916
JNL/WMC Balanced Fund
Open Futures Contracts	$371	$—	$—	$371
Fund Total	$371	$—	$—	$371

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AllianceBernstein Dynamic Asset Allocation Fund
Open Futures Contracts	$(113)	$—	$—	$(113)
Open Forward Foreign Currency Contracts	—	(22)	—	(22)
Centrally Cleared Credit Default Swap Agreements	—	(9)	—	(9)
Fund Total	$(113)	$(31)	$—	$(144)
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$(11,592)	$—	$—	$(11,592)
Open Forward Foreign Currency Contracts	—	(11,156)	—	(11,156)
OTC Total Return Swap Agreements	—	(6,203)	—	(6,203)
Fund Total	$(11,592)	$(17,359)	$—	$(28,951)
JNL/BlackRock Global Allocation Fund
Written Options	$(153)	$(11,919)	$—	$(12,072)
Open Futures Contracts	(2,221)	—	—	(2,221)
Open Forward Foreign Currency Contracts	—	(2,375)	—	(2,375)
OTC Interest Rate Swap Agreements	—	(69)	—	(69)
Centrally Cleared Interest Rate Swap Agreements	—	(2,129)	—	(2,129)
Centrally Cleared Credit Default Swap Agreements	—	(226)	—	(226)
OTC Total Return Swap Agreements	—	(148)	—	(148)
Fund Total	$(2,374)	$(16,866)	$—	$(19,240)
JNL/Boston Partners Global Long Short Equity Fund
OTC Contracts for Difference	$—	$(280)	$—	$(280)
Written Options	(289)	—	—	(289)
Fund Total	$(289)	$(280)	$—	$(569)
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$(266)	$—	$(266)
Fund Total	$—	$(266)	$—	$(266)
JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$—	$(26,209)	$—	$(26,209)
OTC Interest Rate Swap Agreements	—	(12,066)	—	(12,066)
Centrally Cleared Interest Rate Swap Agreements	—	(2,911)	—	(2,911)
Fund Total	$—	$(41,186)	$—	$(41,186)
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$(2,855)	$—	$(2,855)
Fund Total	$—	$(2,855)	$—	$(2,855)
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$(166)	$—	$—	$(166)
Open Forward Foreign Currency Contracts	—	(1,527)	—	(1,527)
OTC Interest Rate Swap Agreements	—	(945)	—	(945)
Centrally Cleared Interest Rate Swap Agreements	—	(3,517)	—	(3,517)
OTC Credit Default Swap Agreements	—	(125)	—	(125)
Centrally Cleared Credit Default Swap Agreements	—	(96)	—	(96)
Fund Total	$(166)	$(6,210)	$—	$(6,376)
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$(60)	$—	$—	$(60)
Open Forward Foreign Currency Contracts	—	(2,978)	—	(2,978)
OTC Interest Rate Swap Agreements	—	(3,125)	—	(3,125)
Centrally Cleared Interest Rate Swap Agreements	—	(35)	—	(35)
OTC Cross-Currency Swap Agreements	—	(2,668)	—	(2,668)
OTC Credit Default Swap Agreements	—	(188)	—	(188)
OTC Non-Deliverable Bond Forward Contracts	—	(16)	—	(16)
Fund Total	$(60)	$(9,010)	$—	$(9,070)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/Invesco Global Real Estate Fund
Open Forward Foreign Currency Contracts	$—	$(24)	$—	$(24)
Fund Total	$—	$(24)	$—	$(24)
JNL/Invesco International Growth Fund
Open Forward Foreign Currency Contracts	$—	$(10)	$—	$(10)
Fund Total	$—	$(10)	$—	$(10)
JNL/Invesco Mid Cap Value Fund
Open Forward Foreign Currency Contracts	$—	$(38)	$—	$(38)
Fund Total	$—	$(38)	$—	$(38)
JNL/Ivy Asset Strategy Fund
Written Options	$(141)	$(12,600)	$—	$(12,741)
Open Futures Contracts	(1,339)	—	—	(1,339)
Open Forward Foreign Currency Contracts	—	(1,414)	—	(1,414)
Fund Total	$(1,480)	$(14,014)	$—	$(15,494)
JNL/JPMorgan International Value Fund
Open Forward Foreign Currency Contracts	$—	$(1,429)	$—	$(1,429)
Fund Total	$—	$(1,429)	$—	$(1,429)
JNL/Mellon Capital Emerging Markets Index Fund
Open Futures Contracts	$(190)	$—	$—	$(190)
Fund Total	$(190)	$—	$—	$(190)
JNL/Mellon Capital Pacific Rim 30 Fund
Open Forward Foreign Currency Contracts	$—	$(2)	$—	$(2)
Fund Total	$—	$(2)	$—	$(2)
JNL/Mellon Capital S&P 500 Index Fund
Open Futures Contracts	$(573)	$—	$—	$(573)
Fund Total	$(573)	$—	$—	$(573)
JNL/Mellon Capital S&P 400 MidCap Index Fund
Open Futures Contracts	$(1,045)	$—	$—	$(1,045)
Fund Total	$(1,045)	$—	$—	$(1,045)
JNL/Mellon Capital Small Cap Index Fund
Open Futures Contracts	$(546)	$—	$—	$(546)
Fund Total	$(546)	$—	$—	$(546)
JNL/Mellon Capital International Index Fund
Open Futures Contracts	$(667)	$—	$—	$(667)
Open Forward Foreign Currency Contracts	—	(245)	—	(245)
Fund Total	$(667)	$(245)	$—	$(912)
JNL Multi-Manager Alternative Fund
Written Options	$(493)	$(5)	$—	$(498)
Exchange Traded Futures Options	(5)	—	—	(5)
Open Futures Contracts	(317)	—	—	(317)
Open Forward Foreign Currency Contracts	—	(265)	—	(265)
Centrally Cleared Credit Default Swap Agreements	—	(55)	—	(55)
OTC Total Return Swap Agreements	—	(2,182)	—	(2,182)
Fund Total	$(815)	$(2,507)	$—	$(3,322)
JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$(1,067)	$—	$—	$(1,067)
Fund Total	$(1,067)	$—	$—	$(1,067)
JNL/PIMCO Real Return Fund
Written Options	$(139)	$(4,246)	$—	$(4,385)
Exchange Traded Futures Options	(11)	—	—	(11)
Open Futures Contracts	(1,486)	—	—	(1,486)
Open Forward Foreign Currency Contracts	—	(8,813)	—	(8,813)
OTC Interest Rate Swap Agreements	—	(10,671)	—	(10,671)
Centrally Cleared Interest Rate Swap Agreements	—	(3,375)	—	(3,375)
OTC Credit Default Swap Agreements	—	(263)	—	(263)
Centrally Cleared Credit Default Swap Agreements	—	(196)	—	(196)
Fund Total	$(1,636)	$(27,564)	$—	$(29,200)
JNL/PIMCO Total Return Bond Fund
Written Options	$(769)	$(5,219)	$—	$(5,988)
Exchange Traded Futures Options	(3)	—	—	(3)
Open Futures Contracts	(6,627)	—	—	(6,627)
Open Forward Foreign Currency Contracts	—	(35,467)	—	(35,467)
Centrally Cleared Interest Rate Swap Agreements	—	(7,040)	—	(7,040)
OTC Credit Default Swap Agreements	—	(456)	—	(456)
Centrally Cleared Credit Default Swap Agreements	—	(11)	—	(11)
Fund Total	$(7,399)	$(48,193)	$—	$(55,592)
JNL/PPM America High Yield Bond Fund
Open Futures Contracts	$(366)	$—	$—	$(366)
Fund Total	$(366)	$—	$—	$(366)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/Scout Unconstrained Bond Fund
Open Forward Foreign Currency Contracts	$—	$(354)	$—	$(354)
Fund Total	$—	$(354)	$—	$(354)
JNL/T. Rowe Price Short-Term Bond Fund
Open Forward Foreign Currency Contracts	$—	$(11)	$—	$(11)
Fund Total	$—	$(11)	$—	$(11)
JNL/Westchester Capital Event Driven Fund
Written Options	$(3,910)	$(52)	$—	$(3,962)
Open Forward Foreign Currency Contracts	—	(58)	—	(58)
OTC Total Return Swap Agreements	—	(1,589)	—	(1,589)
Fund Total	$(3,910)	$(1,699)	$—	$(5,609)
JNL/WMC Balanced Fund
Open Futures Contracts	$(366)	$—	$—	$(366)
Fund Total	$(366)	$—	$—	$(366)

(1)All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes.  The following table summarizes significant transfers (in thousands) between Level 1 and Level 2 valuations for the period ended June 30, 2015:

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers related to the application of statistical fair value pricing including changes between closing and evaluated pricing
JNL/Boston Partners Global Long Short Equity Fund
Common Stocks	$10,433	$8,274
JNL/Eastspring Investments Asia ex-Japan Fund
Common Stocks	1,578	2,276
JNL/Eastspring Investments China India Fund
Common Stocks	20,314	11,616
JNL/Franklin Templeton Global Growth Fund
Common Stocks	34,448	—
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	71,020	36,884
JNL/Invesco Global Real Estate Fund
Common Stocks	72,314	45,095
JNL/Invesco International Growth Fund
Common Stocks	—	21,208
JNL/Lazard Emerging Markets Fund
Common Stocks	48,328	30,037
JNL/Mellon Capital Emerging Markets Index Fund
Common Stocks	34,965	16,209
JNL/Mellon Capital European 30 Fund
Common Stocks	10,277	—
JNL/Mellon Capital Pacific Rim 30 Fund
Common Stocks	5,020	4,475
JNL/Mellon Capital International Index Fund
Common Stocks	—	23,989
JNL/Oppenheimer Global Growth Fund
Common Stocks	—	22,246
JNL/RedRocks Listed Private Equity Fund
Common Stocks	80,985	23,994
JNL/S&P International 5 Fund
Common Stocks	2,093	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

The following table is a rollforward of significant Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended June 30, 2015:

	Balance at Beginning of Period	Transfers into Level 3 During the Period(2)	Transfers out of Level 3 During the Period(2)	Total Realized and Change in Unrealized Gain/(Loss)	Purchases		(Sales)	Balance at End of Period		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period(1)
JNL/Ivy Asset Strategy Fund
Common Stock	$26,862	$—	$—	$(794)	$—		$—	$26,068	(3)	$(794)
Common Stock	37,712	—	—	(6,086)	—		—	31,626	(5)	(6,086)
Common Stock	65,163	—	—	(6,258)	994		—	59,899	(6)	(6,258)
Corporate Bonds and Notes	28,261	—	—	116	—		—	28,377	(4)	116
Corporate Bonds and Notes	49,706	—	—	—	4,970	(7)	—	54,676	(5)	—
Fund Total	$207,704	$—	$—	$(13,022)	$5,964		$—	$200,646		$(13,022)
JNL/Morgan Stanley Mid Cap Growth Fund
Preferred Stock	$2,104	$—	$—	$1,430	$—		$—	$3,534	(8)	$1,430

(1)             Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at June 30, 2015.

(2)             There were no significant transfers between Level 3 and Level 2 valuations during the period ended June 30, 2015, other than those noted.

(3)             The fair value measurements of the common stock held in JNL/Ivy Asset Strategy Fund was determined based on discounted cash flow models.  As the company is a privately held company, and is not publicly traded and the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly earnings before interest, taxes and depreciation/amortization (“EBITDA”), a significant change in the company’s capital structure, a significant change in the assumptions in the cash flow model, significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Discount cash flow	Weighted average cost of capital	9.5-13.0%
Discount cash flow	Cash on cash ratio	1.28-1.49

(4)             The fair value measurements of the corporate bond held in JNL/Ivy Asset Strategy Fund was determined based on the interest rate spread.  As the company is a privately held company, and is not publicly traded and the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly EBITDA, a significant change in the company’s capital structure, significant change in the valuations of comparable public companies, significant changes in the interest rate spread of comparable corporate bonds indices, or another, similar transaction in the company’s securities could result in a significant decrease or increase to the corporate bond’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Market approach	Interest rate spread	1.78%

(5)             The fair value measurements of the common stock and corporate bond held in JNL/Ivy Asset Strategy Fund were determined based on the midpoint of an enterprise valuation model which considered previous transaction levels, current and forecasted financial results, analysis of budget to actual performance and valuations of comparable public companies.  As the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly EBITDA or forecasted financial results, a significant change in the company’s capital structure, a significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s and corporate bond’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Income approach	Pro forma run rate EBITDA multiples	21.25-21.75

(6)             The fair value measurements of the common stock held in JNL/Ivy Asset Strategy Fund were determined based on recent transactions, liquidation value and a discounted cash flow model.  As the company is a privately held company, and is not publicly traded and the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly EBITDA, a significant change in the company’s capital structure, a significant change in the assumptions in the cash flow model, significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Recent transaction	Transaction price	$450.08
Liquidation value	Net asset value	$449.6M
Discount cash flow	Weighted average cost of capital	11%-13%

(7)             This amount represents interest earned on the corporate bond held in JNL/Ivy Asset Strategy Fund which was paid-in-kind.

(8)             The fair value measurements of the preferred stock held in JNL/Morgan Stanley Mid Cap Growth Fund was determined based on recent transactions.  As the company is not publicly traded, a significant change in the company’s capital structure, significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the preferred stock’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Recent transaction	Transaction price	$93.09

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

NOTE 4.  SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral - All Funds, except JNL/PPM America Floating Rate Income Fund and JNL/WMC Money Market, Fund participate in agency based securities lending programs.  Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral.  Each Fund receives either cash or non- cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities.  Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day.  The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower.  For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower.  The Fund bears the market risk with respect to the collateral investment and securities loaned.  The Fund also bears the risk that the agent may default on its obligations to the Fund.  Non-cash collateral may be invested in U.S., UK and certain Eurozone government securities; U.S. government agencies debt securities; and U.S. government sponsored agencies debt securities and mortgaged back securities.  For non-cash collateral, the Fund receives lending fees negotiated with the borrower.  The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (“Custodians”) serve as securities lending agents to the eligible Funds of the Trust for which they are Custodian.  For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the Securities Lending Cash Collateral Fund LLC or the State Street Navigator Securities Lending Trust.  In addition to investing cash collateral in the Securities Lending Cash Collateral Fund LLC or State Street Navigator Securities Lending Trust, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/S&P Dividend Income and Growth Fund and JNL/S&P Competitive Advantage Fund may invest cash collateral in repurchase agreements collateralized by equity securities.  JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity securities.  For JNL/Goldman Sachs U.S. Equity Flex Fund, the cash collateral is not reinvested.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as payable upon return of securities loaned.  Cash collateral is recorded in the Statement of Assets and Liabilities as Cash collateral for securities lending.  Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as investment - at value on the Statements of Assets and Liabilities.  The value of securities on loan is disclosed under footnote (d) on the Statements of Assets and Liabilities. Each Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.

U.S. Government Agencies or Government Sponsored Enterprises - Certain Funds may invest in U.S. government agencies or government sponsored enterprises.  U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities.  Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”).  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets.  In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.  The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

program to purchase mortgage-backed securities issued by FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”.  Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities.  Where future dispositions of the securities require registration under the 1933 Act, as amended, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements - Certain Funds may invest in repurchase agreements.  In a repurchase agreement, a Fund receives debt or equity securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date.  The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub custodians under triparty repurchase agreements.  Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund.  Interest earned on repurchase agreements is recorded as interest income to the Fund.  When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement.  The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement.  In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements - Certain Funds may enter into reverse repurchase agreements.  In a reverse repurchase agreement, a Fund delivers to a counterparty a security in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date.  Cash received in exchange for securities delivered plus accrued interest to be paid by the Fund are reflected as liabilities on the Statements of Assets and Liabilities.  Interest paid is recorded as interest expense to the Fund.  The Fund receives principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement.  In periods of increased demand of the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.  A reverse repurchase agreement involves the risk that the value of the security delivered by the Fund may decline below the repurchase price of the security.  A Fund will segregate assets determined to be liquid at the Custodian or otherwise cover its obligations under reverse repurchase agreements.

The JNL/PIMCO Total Return Bond Fund held reverse repurchase agreements during the period.  The average daily balance (in thousands) and the weighted average interest rate for reverse repurchase agreements, for the period ended June 30, 2015, were $71,100 and 0.11%, respectively, for 104 days outstanding.  The Funds did not have any reverse repurchase agreements outstanding on June 30, 2015.

Forward Sales Commitments - Certain Funds may purchase or sell forward sales commitments.  A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.  The purchase of a forward sales commitment involves the risk of loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date.  A Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may close these positions before they are delivered, which may result in realized gain or loss.

Delayed-Delivery Securities - Certain Funds may purchase or sell securities on a delayed-delivery basis, including “To Be Announced” (“TBA”) or “To Be Acquired” securities.  These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period.  In TBA transactions, a Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities.  When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions.  When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV.  A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss.  When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security.  Securities purchased on a TBA basis are not settled until they are delivered to the Fund.  In connection with TBA transactions, Funds may maintain a short position related to certain securities.  In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions - Certain Funds may sell mortgage-backed or treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price.  A Fund may only enter into covered rolls.  A “covered roll” is a type of dollar roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction.  During the period between the sale and repurchase, a Fund forgoes interest and principal paid on the mortgage-backed securities.  A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.  A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

In a mortgage-backed or treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale.  Any gains, losses and any income or fees earned are recorded to realized gain or loss.  If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

sales transaction.  For Funds with significant transactions characterized as secured borrowing transactions, any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

Dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

The average daily balance (in thousands) and the weighted average interest rate for treasury roll transactions, for the period ended June 30, 2015, were as follows:  JNL/PIMCO Real Return Fund, $836,584 and 0.25%, for 177 days outstanding; and JNL/PIMCO Total Return Bond Fund, $98,001 and 0.12%, for 118 days outstanding, respectively.  At June 30, 2015, JNL/PIMCO Real Return Fund had $1,852 of deferred income (in thousands) included in payable for treasury roll transactions on the Statements of Assets and Liabilities.

Inflation-Indexed Bonds - Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation.  The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds.  Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation.  Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Senior and Junior Loans - Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date.  Interest income on these loans is accrued based on the terms of the securities.  Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Securities Sold Short - Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security.  When a Fund engages in a short sale, the Fund borrows the security sold short to make delivery to the buyer.  The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan.  Until the Fund closes its short position, the lending broker or agent requires assets in the form of securities or cash to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements or cover the short sale obligation.  A Fund is obligated to deliver securities at the market price at the time the short position is closed.  If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain.  A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Credit Linked Notes - A Fund may use credit linked notes to take positions or manage equity price risk in the normal course of pursuing its investment objective.  During the year, JNL/Goldman Sachs Core Plus Bond Fund invested in credit linked notes as a means of risk management and to gain exposure to certain foreign markets and JNL/Goldman Sachs Emerging Markets Debt Fund invested in credit linked notes to gain exposure to certain foreign markets.  The value of a credit linked note is based on the price movements of a particular credit, known as a reference credit.  Credit linked notes that the Funds invest in are typically listed instruments that typically provide the same return as the underlying reference credit.  Credit linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference credit.  The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity.  If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest.  The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest.  The reference credit and its credit rating, for each credit linked note, are presented parenthetically in the Schedules of Investments.

Commodity-Linked Structured Notes - A commodity-linked structured note is a debt instrument that contains a return component based on the movement of a commodity index.  These notes typically pay interest on the face value of the instrument and a formula based return tied to a commodity index return.  These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations.  Performance of the particular commodity index will affect performance of the commodity-linked structured note.  Commodity-linked structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying index.  They may be more volatile and less liquid than the underlying linked index and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables.  Commodity-linked structured notes may have early redemption features based on advanced notice from the purchaser or automatic redemption triggered by a preset decline in the underlying commodity index.  In addition to fluctuating in response to changes in the underlying commodity index, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt instruments.

Master Limited Partnerships - Certain Funds may invest in Master Limited Partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for Federal income tax purposes. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.

Real Estate Investment Trusts - Certain Funds may invest in Real Estate Investment Trusts (“REITs”).  REITs are traded as a stock on major stock exchanges and invests in real estate directly, either through properties or mortgages. REITs typically concentrate on a specific geographic region or property type, receive special tax considerations and are a liquid method of investing in real estate.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Unfunded Commitments - Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded.  The Fund is obligated to fund these loan commitments at the borrowers’ discretion.  Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.  Funded portions of credit agreements are presented in the Schedules of Investments.  The following table details unfunded loan commitments (in thousands) at June 30, 2015:

	Unfunded Commitment	Appreciation
JNL/PPM America Floating Rate Income Fund
Acrisure LLC Delayed Draw Term Loan	$55	$—
Acrisure LLC Delayed Draw Term Loan	121	1

Net unrealized appreciation/depreciation on unfunded commitments is reflected in other assets and payable for investment securities purchased in the Statements of Assets and Liabilities and unrealized appreciation (depreciation) on investments in the Statements of Operations.

NOTE 5.  INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to/from a Fund and a counterparty or segregated at the custodian.  U.S. Treasury Bills and U.S. dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used.  Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments.  Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in receivable for deposits with brokers and counterparties and due to brokers and counterparties for deposits in the Statements of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”) - Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.  Since different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty.  A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty.  Each Master Agreement defines whether the Fund is contractually able to net settle daily payments.  Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.  Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement.  A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.  To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.  The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties which the Sub-Adviser believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.  For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO.  Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) - Master Repo Agreements govern repurchase, reverse repurchase and treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral.  In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities.  The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments.  A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase or reverse repurchase agreement.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) - Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, TBA securities and treasury roll transactions between a Fund and select counterparties.  The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.  Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.  In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) - ISDA Master Agreements govern OTC financial derivative transactions entered into by a Fund’s Sub-Adviser and select counterparties.  The ISDA Master

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral.   Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.  Any election to early termination could be material to the financial statements.  In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Customer Account Agreements - Customer Account Agreements and related addendums govern cleared derivative transactions such as futures, options on futures and centrally cleared derivatives.  If a Fund transacts in centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates in the execution of the centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO.  Cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator.  The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments are known as the “variation margin”.  Variation margin received may not be netted between futures and centrally cleared derivatives.  In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account.  Additionally, portability of exposure in the event of default further reduces risk.

Prime Brokerage Arrangements and Other Securities Borrowing Agreements - Certain Funds may enter into Prime Brokerage Arrangements or Securities Borrowing Agreements to facilitate execution and/or clearing of listed equity option transactions or short sales of securities between the Fund and select counterparties.  The arrangements provide general guidelines surrounding the rights, obligations and other events, including but not limited to, margin, execution and settlement.  These arrangements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination.  Margin and securities delivered as collateral are typically in the possession of the prime broker or lending agent and offset any obligations due to the prime broker or lending agent. In the event of default, the value of securities sold short will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

NOTE 6.  FINANCIAL DERIVATIVE INSTRUMENTS

Options Transactions - A Fund may buy and sell (“write”) call and put options on securities, futures, indices, currencies, swap agreements (“swaptions”) and inflation caps and floors.  An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price.  The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option.  When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss.  Purchasing call options tends to increase a Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument.  The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract.  When a Fund writes a call or put option or an inflation cap or floor, the premium received by the Fund is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss.  Writing call options tends to decrease a Fund’s exposure to the underlying instrument.  Writing put options tends to increase a Fund’s exposure to the underlying instrument.  The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value.  There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid.  Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Depending on the exchange on which an exchange traded futures option is traded, premium may be paid/received when purchasing/writing the option or there may be no premium paid/received when purchasing/writing the option.  Exchange traded futures options are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss.  Variation margin on these options is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Exchange traded futures options involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement.  The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option.  Swaptions are illiquid investments.  Straddle options are written or purchased with premiums to be determined on a future date which are based upon implied volatility parameters at specified terms.  An inflation cap can be used to protect the buyer from inflation erosion above a certain rate.  An inflation floor can be used to provide downside protection to investments in inflation-linked products.  The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Futures Contracts - A Fund may buy and sell futures on equities, indices, interest rates, commodities and currencies.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by a Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, counterparty risk to a Fund is reduced since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts - A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the offsetting currency.

Swap Agreements - Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.  Swap agreements may be privately negotiated in the OTC market or executed and centrally cleared with a DCO.  OTC swaps are typically illiquid investments.

Swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss.  For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate.  These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap.  For centrally cleared swaps, daily changes in valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded.  The use of centrally cleared swaps may require a Fund to commit initial and variation margin that may otherwise not be required under an OTC swap.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.  Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund.  Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities.  Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements - Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.  Forms of interest rate swap agreements that the Funds have entered into may include:  fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark; floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate; interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.

Cross-Currency Swap Agreements - Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies.  The notional amounts are typically determined based on the spot exchange rates at the inception of the trade.  Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate.  A Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Credit Default Swap Agreements - Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index.  As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event.  A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall.  As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.  If a Fund is a seller or buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to or receive from the buyer or seller of protection an amount prescribed in that particular swap agreement.  Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations.  When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of an issuer (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.  If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation.  The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

A Fund may use credit default swap agreements on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.  Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals.  Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation.  These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality.  A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market.  These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector.  Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities.  These components can be determined based upon various credit ratings within each sector.  Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates.  An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index.  The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement.  The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.  Notional amounts of all credit default swap agreements outstanding as of June 30, 2015, for which a Fund is the seller of protection, are disclosed in the Notes to Schedules of Investments.  These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements - Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities.  To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.  A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index, basket of securities or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate.  To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty.  Additionally, long total return swap agreements on equity securities entitle a Fund to receive from the counterparty dividends paid on an individual security and short total return equity swap agreement obligate a Fund to pay the counterparty dividends paid on an individual security.  A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index, basket of securities or other financial instrument along with any dividends or interest receivable.

Non-Deliverable Bond Forward Contract - A non-deliverable bond forward contract is a short-term forward agreement between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified price and date.  Non-deliverable bond forward contracts are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss.  A realized gain or loss is recorded at termination of the contract.  The use of these instruments involves the risk that the counterparty to the agreements may default on its obligation to perform.  These contracts may be illiquid, and changes in their values may not directly correlate with changes in the value of the underlying security.  The maximum amount of potential loss for a non-deliverable bond forward contract is the value of the contract.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Contracts for Difference - Contracts for differences (“CFDs”) are privately negotiated contracts between a buyer and seller stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract.  The Funds entered into CFDs where the underlying instrument was a specified security.  The Fund can take either a short or long position on the underlying instrument.  CFDs are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss.  A realized gain or loss is recorded at termination of the contract.   There is no expiration date to the contract, but a CFD is typically terminated by the buyer. A Fund’s maximum risk of loss from counterparty credit risk for a CFD agreement is the ability for the counterparty to make payments or to otherwise honor its financial obligations under the terms of the contract.  If the counterparty is unable to make payments, the value of the contract may be reduced.

FASB ASC Topic 815, “Derivatives and Hedging” and Financial Instruments Eligible for Offset - FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk.  The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the year. (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of June 30, 2015.  Funds which held only one type of derivative during the year are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements.  (3) A summary table (in thousands) of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of June 30, 2015.  For Funds which held only one type of derivative during the period, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities.  Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table.  (4) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the period ended June 30, 2015.

JNL/AllianceBernstein Dynamic Asset Allocation Fund Strategies - The Fund entered into option contracts as a means of risk management and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.  The Fund entered into futures contracts to obtain exposure to or hedge changes in securities prices and interest rates, to gain exposure to certain markets, to manage cash flows, to replicate treasury bond positions, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, as a substitute for investment in physical securities and as a means of risk management and/or hedging.  The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as a part of its overall investment strategy, to minimize foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging.  The Fund entered into credit default swap agreements to obtain credit exposure, as a substitute for investment in physical securities and to speculate on changes in credit quality.  The Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as a part of its investment strategy.

JNL/AllianceBernstein Dynamic Asset Allocation Fund - Derivative Instruments Categorized by Risk Exposure

	Commodity	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2015:
Assets:
Investments — unaffiliated, at value(2)	$—	$—	$21	$—	$—	$21
Variation margin on financial derivative instruments	—	9	10	—	—	19
Forward foreign currency contracts	—	—	—	21	—	21
	$—	$9	$31	$21	$—	$61
Liabilities:
Variation margin on financial derivative instruments	$—	$—	$27	$—	$1	$28
Forward foreign currency contracts	—	—	—	22	—	22
	$—	$—	$27	$22	$1	$50
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2015:
Net realized gain (loss) on:
Unaffiliated investments(2)	$—	$—	$(44)	$—	$—	$(44)
Swap agreements	—	(3)	7	—	—	4
Foreign currency related items	—	—	—	(71)	—	(71)
Futures contracts	(2)	—	595	—	(58)	535
Written option contracts	—	—	16	—	—	16
	$(2)	$(3)	$574	$(71)	$(58)	$440

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL/AllianceBernstein Dynamic Asset Allocation Fund - Derivative Instruments Categorized by Risk Exposure (continued)

	Commodity	Credit	Equity	Foreign Exchange	Interest Rate	Total
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2015:
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$—	$(31)	$—	$—	$(31)
OTC swap agreements	—	—	(4)	—	—	(4)
Foreign currency related items	—	—	—	20	—	20
Futures contracts and centrally cleared swap agreements	7	(9)	(174)	—	(38)	(214)
	$7	$(9)	$(209)	$20	$(38)	$(229)

JNL/AllianceBernstein Dynamic Asset Allocation Fund - Derivative Instruments Eligible for Offset

	Gross Amount
	Presented in the
	Statements of
	Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BOA	$2	$—	$—	$2	$—	$—
JPM	19	(11)	—	8	—	—
MSC	2	—	—	2	—	—
Derivatives eligible for offset	$23	$(11)	$—	$12
Derivatives not eligible for offset	38				$—	$—
	$61

Derivative Liabilities by Counterparty*
BCL	$6	$—	$—	$6	$—	$—
JPM	11	(11)	—	—	—	—
RBS	1	—	—	1	—	—
UBS	4	—	—	4	—	—
Derivatives eligible for offset	$22	$(11)	$—	$11
Derivatives not eligible for offset	28				$461	$—
	$50

JNL/AllianceBernstein Dynamic Asset Allocation Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$20	$8,225	$5,587	$—	$417	$105

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL/AQR Managed Futures Strategy Fund Derivative Strategies - The Fund entered into futures contracts to obtain exposure to or hedge changes in securities prices and interest rates, to gain exposure to certain markets, to manage cash flows, to replicate treasury bond positions and as a substitute for investment in commodities.  The Fund entered into forward foreign currency contracts to gain directional exposure to currencies, to create foreign currency exposure in U.S. dollar cash balances, to minimize foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging.  The Fund entered into total return swap agreements to obtain exposure to or hedge against changes in securities prices and interest rates, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/AQR Managed Futures Strategy Fund - Derivative Instruments Categorized by Risk Exposure

	Commodity	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2015:
Assets:
Variation margin on financial derivative instruments	$2,786	$—	$1,136	$562	$215	$4,699
Forward foreign currency contracts	—	—	—	8,892	—	8,892
	$2,786	$—	$1,136	$9,454	$215	$13,591
Liabilities:
Variation margin on financial derivative instruments	$5,351	$—	$583	$350	$919	$7,203
Forward foreign currency contracts	—	—	—	11,156	—	11,156
Unrealized depreciation on OTC swap agreements	5,473	—	730	—	—	6,203
	$10,824	$—	$1,313	$11,506	$919	$24,562
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2015:
Net realized gain (loss) on:
Swap agreements	$(551)	$—	$(2,161)	$—	$1,147	$(1,565)
Foreign currency related items	—	—	—	3,023	—	3,023
Futures contracts	10,113	—	15,602	1,090	6,923	33,728
	$9,562	$—	$13,441	$4,113	$8,070	$35,186
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$(7,461)	$—	$(1,321)	$—	$(382)	$(9,164)
Foreign currency related items	—	—	—	(4,877)	—	(4,877)
Futures contracts and centrally cleared swap agreements	(6,814)	—	(7,069)	(2,744)	(6,556)	(23,183)
	$(14,275)	$—	$(8,390)	$(7,621)	$(6,938)	$(37,224)

JNL/AQR Managed Futures Strategy Fund - Derivative Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BOA	$—	$—	$—	$—	$1,190	$—
CSI	8,892	(8,892)	—	—	2,400	—
Derivatives eligible for offset	$8,892	$(8,892)	$—	$—
Derivatives not eligible for offset	4,699				$—	$—
	$13,591

Derivative Liabilities by Counterparty*
BOA	$730	$—	$—	$730	$—	$—
CGM	5,393	—	(540)	4,853	540	—
CSI	11,156	(8,892)	—	2,264	—	—
MLP	80	—	(80)	—	740	—
MSC	—	—	—	—	30	—
Derivatives eligible for offset	$17,359	$(8,892)	$(620)	$7,847
Derivatives not eligible for offset	7,203				$35,934	$—
	$24,562

JNL/AQR Managed Futures Strategy Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$—	$3,802,881	$1,309,740	$—	$—	$244,563

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL/BlackRock Global Allocation Fund Derivative Strategies - The Fund entered into option contracts to obtain exposure to or hedge changes in foreign currencies, to generate income and as a directional investment.  The Fund entered into futures contracts to obtain exposure to or hedge changes in securities prices, as a substitute for investment in physical securities and for short term cash deployment.  The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy and as a means of risk management and/or hedging.  The Fund entered into interest rate swap agreements to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and as a substitute for investment in physical securities.  The Fund entered into credit default swap agreements as a substitute for investment in physical securities.  The Fund entered into total return swaps as a substitute for investment in physical securities.

JNL/BlackRock Global Allocation Fund - Derivative Instruments Categorized by Risk Exposure

	Commodity	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2015:
Assets:
Investments — unaffiliated, at value(2)	$529	$—	$37,752	$—	$1,863	$40,144
Variation margin on financial derivative instruments	—	21	71	—	22	114
Forward foreign currency contracts	—	—	—	8,017	—	8,017
Unrealized appreciation on OTC swap agreements	—	—	1,290	117	—	1,407
	$529	$21	$39,113	$8,134	$1,885	$49,682
Liabilities:
Variation margin on financial derivative instruments	$—	$13	$1,212	$—	$56	$1,281
Options written, at value	—	—	11,485	—	587	12,072
Forward foreign currency contracts	—	—	—	2,375	—	2,375
Unrealized depreciation on OTC swap agreements	—	—	148	—	69	217
	$—	$13	$12,845	$2,375	$712	$15,945
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2015:
Net realized gain (loss) on:
Unaffiliated investments(2)	$(546)	$—	$3,236	$(831)	$231	$2,090
Swap agreements	—	1,517	292	—	(311)	1,498
Foreign currency related items	—	—	—	31,304	—	31,304
Futures contracts	—	—	231	—	—	231
Written option contracts	7	—	3,413	—	148	3,568
	$(539)	$1,517	$7,172	$30,473	$68	$38,691
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$249	$—	$(7,313)	$1,143	$(916)	$(6,837)
OTC swap agreements	—	(1,114)	427	117	(216)	(786)
Foreign currency related items	—	—	—	(10,858)	—	(10,858)
Futures contracts and centrally cleared swap agreements	—	(234)	2,222	—	(2,512)	(524)
Written option contracts	(7)	—	8,074	—	(189)	7,878
	$242	$(1,348)	$3,410	$(9,598)	$(3,833)	$(11,127)

JNL/BlackRock Global Allocation Fund - Derivative Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BBH	$5	$(5)	$—	$—	$—	$—
BBP	836	—	(836)	—	1,115	—
BNP	2,928	(480)	(1,300)	1,148	1,300	—
BOA	3,653	(912)	(2,741)	—	2,930	—
CGM	3,817	(1,983)	—	1,834	—	—
CIT	4,976	(1,332)	(3,644)	—	6,920	—
CSI	3,730	(553)	(2,000)	1,177	2,000	—
DUB	8,198	(2,149)	(4,220)	1,829	4,220	—
GSC	8,216	(4,216)	(4,000)	—	8,700	—
GSI	3,349	(336)	—	3,013	—	—
JPM	3,615	(466)	(2,370)	779	2,370	—
MSC	4,116	(1,687)	(2,429)	—	2,969	—
UBS	1,924	(233)	(487)	1,204	—	487
Derivatives eligible for offset	$49,363	$(14,352)	$(24,027)	$10,984
Derivatives not eligible for offset	319				$—	$—
	$49,682

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL/BlackRock Global Allocation Fund - Derivative Instruments Eligible for Offset (continued)

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Liabilities by Counterparty*
BBH	$10	$(5)	$—	$5	$—	$—
BCL	81	—	—	81	—	—
BNP	480	(480)	—	—	—	—
BOA	912	(912)	—	—	—	—
CGM	1,983	(1,983)	—	—	—	—
CIT	1,332	(1,332)	—	—	—	—
CSI	553	(553)	—	—	—	—
DUB	2,149	(2,149)	—	—	—	—
GSC	4,216	(4,216)	—	—	—	—
GSI	336	(336)	—	—	—	—
HSB	74	—	—	74	—	—
JPM	466	(466)	—	—	—	—
MLP	—	—	—	—	316	—
MSC	1,687	(1,687)	—	—	—	—
UBS	233	(233)	—	—	—	366
Derivatives eligible for offset	$14,512	$(14,352)	$—	$160
Derivatives not eligible for offset	1,433				$17,724	$—
	$15,945

JNL/BlackRock Global Allocation Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$52,986	$161,131	$538,983	$660,831	$13,114	$6,673

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL/Boston Partners Global Long Short Equity Fund Derivative Strategies - The Fund entered into forward foreign currency contracts to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales.  The Fund entered into option contracts to obtain exposure to or hedge changes in securities prices and to generate income.  The Fund entered into contracts for differences to obtain exposure to or hedge changes in securities prices, to gain short exposure and as a substitute for investment in physical securities.

JNL/Boston Partners Global Long Short Equity Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2015:
Assets:
Unrealized appreciation on OTC swap agreements	$—	$1,026	$—	$—	$1,026

Liabilities:
Options written, at value	$—	$289	$—	$—	$289
Unrealized depreciation on OTC swap agreements	—	280	—	—	280
	$—	$569	$—	$—	$569
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2015:
Net realized gain (loss) on:
Swap agreements	$—	$(2,504)	$—	$—	$(2,504)
Foreign currency related items	—	—	57	—	57
	$—	$(2,504)	$57	$—	$(2,447)
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$—	$2,029	$—	$—	$2,029
Written option contracts	—	593	—	—	593
	$—	$2,622	$—	$—	$2,622

JNL/Boston Partners Global Long Short Equity Fund - Derivative Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*					$	$
GSI	1,026	(280)	—	746	—	—
Derivatives eligible for offset	$1,026	$(280)	$—	$746

Derivative Liabilities by Counterparty*
GSI	$280	$(280)	$—	$—	$790	$—
MSC	10	—	—	10	—	—
Derivatives eligible for offset	$290	$(280)	$—	$10
Derivatives not eligible for offset	279				$—	$—
	$569

JNL/Boston Partners Global Long Short Equity Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Contracts for Difference
Average monthly volume	$357	$—	$—	$—	$—	$39,904

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL/Franklin Templeton Global Multisector Bond Fund Derivative Strategies - The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, to minimize foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging.  The Fund entered into interest rate swap agreements to manage duration, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest rate and yield curve exposure.

JNL/Franklin Templeton Global Multisector Bond Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2015:
Assets:
Variation margin on financial derivative instruments	$—	$—	$—	$238	$238
Forward foreign currency contracts	—	—	111,505	—	111,505
	$—	$—	$111,505	$238	$111,743
Liabilities:
Variation margin on financial derivative instruments	$—	$—	$—	$19	$19
Forward foreign currency contracts	—	—	36,228	—	36,228
Unrealized depreciation on OTC swap agreements	—	—	—	12,066	12,066
	$—	$—	$36,228	$12,085	$48,313
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2015:
Net realized gain (loss) on:
Swap agreements	$—	$—	$—	$(4,040)	$(4,040)
Foreign currency related items	—	—	74,420	—	74,420
	$—	$—	$74,420	$(4,040)	$70,380
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$—	$—	$—	$2,981	$2,981
Foreign currency related items	—	—	(18,335)	—	(18,335)
Futures contracts and centrally cleared swap agreements	—	—	—	6,181	6,181
	$—	$—	$(18,335)	$9,162	$(9,173)

JNL/Franklin Templeton Global Multisector Bond Fund - Derivative Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BCL	$17,326	$(2,488)	$(14,838)	$—	$15,593	$—
BOA	554	(356)	—	198	—	—
CIT	5,579	(5,579)	—	—	—	—
DUB	30,048	(10,973)	—	19,075	—	—
GSC	10,543	—	—	10,543	—	—
HSB	7,675	(5,775)	—	1,900	—	—
JPM	39,265	(22,482)	(16,783)	—	17,475	—
SCB	337	(16)	(321)	—	380	—
UBS	178	—	—	178	—	—
Derivatives eligible for offset	$111,505	$(47,669)	$(31,942)	$31,894
Derivatives not eligible for offset	238				$—	$—
	$111,743
Derivative Liabilities by Counterparty*
BCL	$2,488	$(2,488)	$—	$—	$—	$—
BOA	356	(356)	—	—	—	—
CIT	6,185	(5,579)	—	606	—	—
DUB	10,973	(10,973)	—	—	—	—
HSB	5,775	(5,775)	—	—	—	—
JPM	22,482	(22,482)	—	—	—	—
MSC	19	—	—	19	—	—
SCB	16	(16)	—	—	—	—
Derivatives eligible for offset	$48,294	$(47,669)	$—	$625
Derivatives not eligible for offset	19				$13,465	$—
	$48,313

JNL/Franklin Templeton Global Multisector Bond Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$—	$—	$2,349,813	$415,913	$—	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL/Goldman Sachs Core Plus Bond Fund Derivative Strategies - The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.  The Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies.  The Fund entered into interest rate swap agreements to manage duration and to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall.  The Fund entered into credit default swap agreements to provide a measure of protection against defaults of issuers and to obtain credit exposure.

JNL/Goldman Sachs Core Plus Bond Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2015:
Assets:
Variation margin on financial derivative instruments	$28	$—	$—	$805	$833
Forward foreign currency contracts	—	—	1,483	—	1,483
Unrealized appreciation on OTC swap agreements	4	—	—	161	165
OTC swap premiums paid	1	—	—	—	1
	$33	$—	$1,483	$966	$2,482
Liabilities:
Variation margin on financial derivative instruments	$—	$—	$—	$326	$326
Forward foreign currency contracts	—	—	1,571	—	1,571
Unrealized depreciation on OTC swap agreements	125	—	—	945	1,070
OTC swap premiums received	80	—	—	—	80
	$205	$—	$1,571	$1,271	$3,047
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2015:
Net realized gain (loss) on:
Swap agreements	$(8)	$—	$—	$46	$38
Foreign currency related items	—	—	3,057	—	3,057
Futures contracts	—	—	—	1,666	1,666
	$(8)	$—	$3,057	$1,712	$4,761
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$8	$—	$—	$280	$288
Foreign currency related items	—	—	(2,047)	—	(2,047)
Futures contracts and centrally cleared swap agreements	(1)	—	—	3,919	3,918
	$7	$—	$(2,047)	$4,199	$2,159

JNL/Goldman Sachs Core Plus Bond Fund - Derivative Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BCL	$121	$(30)	$—	$91	$—	$—
BNP	87	(87)	—	—	—	—
BOA	40	(40)	—	—	—	—
CGM	3	(3)	—	—	—	—
CIT	81	(81)	—	—	—	—
CSI	10	(10)	—	—	—	—
DUB	295	(34)	—	261	—	—
HSB	70	(70)	—	—	—	—
JPM	150	(150)	—	—	—	—
MSC	106	(86)	—	20	—	—
RBC	104	(104)	—	—	—	—
RBS	9	(9)	—	—	—	—
SCB	33	(33)	—	—	—	—
SSB	40	(27)	—	13	—	—
UBS	218	(143)	—	75	—	—
WBC	281	(141)	—	140	—	—
Derivatives eligible for offset	$1,648	$(1,048)	$—	$600
Derivatives not eligible for offset	834				$—	$—
	$2,482

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL/Goldman Sachs Core Plus Bond Fund - Derivative Instruments Eligible for Offset (continued)

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Liabilities by Counterparty*
BCL	$30	$(30)	$—	$—	$—	$—
BNP	108	(87)	—	21	—	—
BOA	77	(40)	—	37	—	—
CGM	36	(3)	—	33	—	—
CIT	1,168	(81)	(1,087)	—	1,146	—
CSI	26	(10)	—	16	—	—
DUB	34	(34)	—	—	—	—
HSB	214	(70)	—	144	—	—
JPM	263	(150)	(113)	—	270	—
MSC	86	(86)	—	—	—	—
RBC	114	(104)	—	10	—	—
RBS	132	(9)	—	123	—	—
SCB	42	(33)	—	9	—	—
SSB	27	(27)	—	—	—	—
UBS	143	(143)	—	—	—	—
WBC	141	(141)	—	—	—	—
Derivatives eligible for offset	$2,641	$(1,048)	$(1,200)	$393
Derivatives not eligible for offset	406				$7,176	$4,072
	$3,047

JNL/Goldman Sachs Core Plus Bond Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$—	$289,331	$418,377	$615,249	$92,128	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL/Goldman Sachs Emerging Markets Debt Fund Derivative Strategies - The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates, to replicate treasury bond positions and as a means of risk management and/or hedging.  The Fund entered into forward foreign currency contracts to gain directional exposure to currencies, to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and/or hedging and as part of its overall investment strategy.  The Fund entered into interest rate swap agreements to manage duration, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to obtain interest rate and yield curve exposure and as a substitute for investment in physical securities.  The Fund entered into cross-currency swap agreements to gain directional exposure to currencies and to express views on a country’s interest rates.  The Fund entered into credit default swap agreements to obtain credit exposure.  The Fund entered into non-deliverable bond forward contracts as a substitute for investment in physical securities.

JNL/Goldman Sachs Emerging Markets Debt Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2015:
Assets:
Variation margin on financial derivative instruments	$—	$—	$—	$66	$66
Forward foreign currency contracts	—	—	2,234	—	2,234
Unrealized appreciation on OTC swap agreements	3	—	—	2,100	2,103
	$3	$—	$2,234	$2,166	$4,403
Liabilities:
Variation margin on financial derivative instruments	$—	$—	$—	$16	$16
Forward foreign currency contracts	—	—	2,978	—	2,978
Unrealized depreciation on OTC swap agreements	188	—	2,668	3,141	5,997
OTC swap premiums received	148	—	—	—	148
	$336	$—	$5,646	$3,157	$9,139
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2015:
Net realized gain (loss) on:
Swap agreements	$(175)	$—	$(10)	$(2,581)	$(2,766)
Foreign currency related items	—	—	138	—	138
Futures contracts	—	—	—	(1,654)	(1,654)
	$(175)	$—	$128	$(4,235)	$(4,282)
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$37	$—	$(2,629)	$2,714	$122
Foreign currency related items	—	—	46	—	46
Futures contracts and centrally cleared swap agreements	—	—	—	97	97
	$37	$—	$(2,583)	$2,811	$265

JNL/Goldman Sachs Emerging Markets Debt Fund - Derivative Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BCL	$177	$(40)	$—	$137	$—	$—
BNP	170	(96)	—	74	—	—
BOA	104	(104)	—	—	—	—
CGM	24	(24)	—	—	—	—
CIT	327	(327)	—	—	—	—
CSI	219	(219)	—	—	—	—
DUB	2,228	(2,228)	—	—	—	—
HSB	129	(129)	—	—	—	—
JPM	230	(230)	—	—	—	—
MSC	357	(357)	—	—	—	—
RBC	10	(10)	—	—	—	—
RBS	104	(104)	—	—	—	—
SCB	169	(169)	—	—	—	—
SSB	1	—	—	1	—	—
UBS	49	(10)	—	39	—	—
WBC	39	(18)	—	21	—	—
Derivatives eligible for offset	$4,337	$(4,065)	$—	$272
Derivatives not eligible for offset	66				$—	$—
	$4,403

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL/Goldman Sachs Emerging Markets Debt Fund - Derivative Instruments Eligible for Offset (continued)

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Liabilities by Counterparty*
BBP	$9	$—	$—	$9	$—	$—
BCL	40	(40)	—	—	50	—
BNP	96	(96)	—	—	—	—
BOA	740	(104)	(636)	—	650	962
CGM	300	(24)	—	276	—	—
CIT	607	(327)	(280)	—	500	—
CSI	674	(219)	—	455	—	—
DUB	4,034	(2,228)	(1,806)	—	2,270	—
HSB	213	(129)	—	84	—	—
JPM	751	(230)	(390)	131	390	—
MLP	11	—	—	11	—	—
MSC	869	(357)	(310)	202	310	—
RBC	66	(10)	—	56	—	—
RBS	259	(104)	—	155	—	—
SCB	278	(169)	—	109	—	—
UBS	10	(10)	—	—	—	—
WBC	18	(18)	—	—	—	—
Derivatives eligible for offset	$8,975	$(4,065)	$(3,422)	$1,488
Derivatives not eligible for offset	164				$280	$—
	$9,139

JNL/Goldman Sachs Emerging Markets Debt Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Cross Currency Swap Agreements	Notional Amount of Non – Deliverable Bond Forward Contracts
Average monthly volume	$—	$79,737	$632,802	$382,482	$29,670	47,707	1,472

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL/Ivy Asset Strategy Fund Derivative Strategies - The Fund entered into option contracts to obtain exposure to or hedge changes in securities prices, to generate income, as a directional investment, as a substitute for investment in physical securities, as a means of risk management and/or hedging, as an efficient means of adjusting overall exposure to certain markets and as part of its overall investment strategy.  The Fund entered into futures contracts to obtain exposure to or hedge changes in securities prices, to gain exposure to certain markets, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, as a substitute for investment in physical securities, as a means of short-term cash deployment and as a means of risk management and/or hedging.  The Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging.

JNL/Ivy Asset Strategy Fund - Derivative Instruments Categorized by Risk Exposure

	Commodity	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2015:
Assets:
Investments — unaffiliated, at value(2)	$—	$1,123	$—	$—	$1,123
Forward foreign currency contracts	—	—	1,057	—	1,057
	$—	$1,123	$1,057	$—	$2,180
Liabilities:
Variation margin on financial derivative instruments	$—	$1,006	$—	$—	$1,006
Options written, at value	—	12,741	—	—	12,741
Forward foreign currency contracts	—	—	1,414	—	1,414
	$—	$13,747	$1,414	$—	$15,161
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2015:
Net realized gain (loss) on:
Unaffiliated investments(2)	$—	$(3,416)	$—	$—	$(3,416)
Foreign currency related items	—	—	5,023	—	5,023
Futures contracts	—	(928)	—	—	(928)
Written option contracts	—	5,302	—	—	5,302
	$—	$958	$5,023	$—	$5,981
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$(3,701)	$—	$—	$(3,701)
Foreign currency related items	—	—	(806)	—	(806)
Futures contracts and centrally cleared swap agreements	—	(1,339)	—	—	(1,339)
Written option contracts	—	(8,100)	—	—	(8,100)
	$—	$(13,140)	$(806)	$—	$(13,946)

JNL/Ivy Asset Strategy Fund - Derivative Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BOA	$599	$(599)	$—	$—	$—	$—
CGM	111	(111)	—	—	—	—
DUB	1,148	(1,148)	—	—	—	—
MSC	192	(192)	—	—	—	—
SGB	—	—	—	—	—	—
UBS	22	(22)	—	—	—	—
Derivatives eligible for offset	$2,072	$(2,072)	$—	$—
Derivatives not eligible for offset	108				$—	$—
	$2,180
Derivative Liabilities by Counterparty*
BOA	$760	$(599)	$—	$161	$—	$—
CGM	1,227	(111)	—	1,116	—	—
DUB	2,758	(1,148)	(1,610)	—	—	2,305
CIT	—	—	—	—	—	1,767
GSC	752	—	—	752	—	—
MSC	948	(192)	(756)	—	—	9,882
SGB	3,114	—	(3,114)	—	—	6,314
UBS	4,455	(22)	(4,433)	—	—	9,301
Derivatives eligible for offset	$14,014	$(2,072)	$(9,913)	$2,029
Derivatives not eligible for offset	1,147				$—	$15,232
	$15,161

JNL/Ivy Asset Strategy Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$9,501	$66,026	$205,187	$—	$—	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL/JPMorgan International Value Fund Derivative Strategies - The Fund entered into futures contracts to gain exposure to markets for efficient management of cash flows.  The Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies and to reduce currency deviations from the benchmark as a means of risk management.

JNL/JPMorgan International Value Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2015:
Assets:
Forward foreign currency contracts†	$—	$—	$1,544	$—	$1,544

Liabilities:
Forward foreign currency contracts†	$—	$—	$1,445	$—	$1,445
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2015:
Net realized gain (loss) on:
Foreign currency related items	$—	$—	$(188)	$—	$(188)
Futures contracts	—	111	—	—	111
	$—	$111	$(188)	$—	$(77)
Net change in unrealized appreciation (depreciation) on:
Foreign currency related items	$—	$—	$592	$—	$592

† The JNL/JPMorgan International Value Fund’s forward foreign currency contracts are not subject to an enforceable master netting agreement.  These amounts are presented gross on the Fund’s Statement of Assets and Liabilities.

JNL/JPMorgan International Value Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$—	$4,386	$234,488	$—	$—	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL/Mellon Capital International Index Fund Derivative Strategies - The Fund entered into futures contracts to hedge accrued dividends, to manage cash flows and as a substitute for investment in physical securities.  The Fund entered into forward foreign currency contracts to create foreign currency exposure on U.S. dollar cash balances.

JNL/Mellon Capital International Index Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2015:
Assets:
Variation margin on financial derivative instruments	$—	$55	$—	$—	$55
Forward foreign currency contracts†	—	—	329	—	329
	$—	$55	$329	$—	$384
Liabilities:
Variation margin on financial derivative instruments	$—	$431	$—	$—	$431
Forward foreign currency contracts†	—	—	245	—	245
	$—	$431	$245	$—	$676
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2015:
Net realized gain (loss) on:
Foreign currency related items	$—	$—	$(3,269)	$—	$(3,269)
Futures contracts	—	4,220	—	—	4,220
	$—	$4,220	$(3,269)	$—	$951
Net change in unrealized appreciation (depreciation) on:
Foreign currency related items	$—	$—	$838	$—	$838
Futures contracts and centrally cleared swap agreements	—	(2,989)	—	—	(2,989)
	$—	$(2,989)	$838	$—	$(2,151)

† The JNL/Mellon Capital International Index Fund’s forward foreign currency contracts are not subject to an enforceable master netting agreement.  These amounts are presented gross on the Fund’s Statement of Assets and Liabilities.

JNL/Mellon Capital International Index Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$—	$38,343	$117,208	$—	$—	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL Multi-Manager Alternative Fund - The Fund entered into option contracts to obtain exposure to or hedge changes in securities prices, interest rates, foreign currencies and credit default swap valuations, as a directional investment, as a substitute for investment in physical securities, as a means of risk management and/or hedging, as an efficient means of adjusting overall exposure to certain markets and as a part of its overall investment strategy.  The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and currency rates, to gain exposure to certain markets, to replicate treasury bond positions, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and as a means of risk management and/or hedging.  The Fund entered into forward foreign currency contracts to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales, to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, to minimize foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging.  The Fund entered into interest rate swap agreements to manage duration, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to obtain interest rate and yield curve exposure and as a substitute for investment in physical securities.  The Fund entered into credit default swap agreements to provide a measure of protection against defaults of issuers, to obtain credit exposure, as a substitute for investment in physical securities, to speculate on changes in credit quality and to hedge a portfolio of credit default swap agreements or bonds.  The Fund entered into total return swap agreements as a substitute for investment in physical securities.

JNL Multi-Manager Alternative Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2015:
Assets:
Investments — unaffiliated, at value(2)	$—	$584	$10	$90	$684
Variation margin on financial derivative instruments	17	—	89	55	161
Forward foreign currency contracts	—	—	1,392	—	1,392
Unrealized appreciation on OTC swap agreements	11	3,767	—	7	3,785
	$28	$4,351	$1,491	$152	$6,022
Liabilities:
Variation margin on financial derivative instruments	$7	$—	$18	$49	$74
Options written, at value	—	108	99	291	498
Forward foreign currency contracts	—	—	265	—	265
Unrealized depreciation on OTC swap agreements	—	2,174	—	8	2,182
OTC swap premiums received	35	—	—	—	35
	$42	$2,282	$382	$348	$3,054
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2015:
Net realized gain (loss) on:
Unaffiliated investments(2)	$—	$(81)	$(1)	$(65)	$(147)
Swap agreements	10	(496)	—	31	(455)
Foreign currency related items	—	—	(1,178)	—	(1,178)
Futures contracts	—	6	173	221	400
Written option contracts	—	11	30	383	424
	$10	$(560)	$(976)	$570	$(956)
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$(1)	$87	$(4)	$20	$102
OTC swap agreements	11	1,593	—	(1)	1,603
Foreign currency related items	—	—	1,127	—	1,127
Futures contracts and centrally cleared swap agreements	(55)	—	(42)	(7)	(104)
Written option contracts	—	(31)	17	(18)	(32)
	$(45)	$1,649	$1,098	$(6)	$2,696

JNL Multi-Manager Alternative Fund - Derivative Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BCL	$29	$(8)	$—	$21	$—	$—
BOA	87	(87)	—	—	—	—
CGM	95	(5)	—	90	—	—
CIT	122	(1)	—	121	—	—
CSI	87	(48)	—	39	—	—
DUB	1,243	(1,243)	—	—	—	—
JPM	136	—	—	136	—	—
MSC	2,524	—	—	2,524	—	—
SSB	921	(100)	—	821	—	—
Derivatives eligible for offset	$5,244	$(1,492)	$—	$3,752
Derivatives not eligible for offset	778				$—	$—
	$6,022

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL Multi-Manager Alternative Fund - Derivative Instruments Eligible for Offset (continued)

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Liabilities by Counterparty*
BCL	$8	$(8)	$—	$—	$—	$—
BOA	108	(87)	—	21	—	—
CGM	5	(5)	—	—	—	—
CIT	1	(1)	—	—	—	—
CSI	48	(48)	—	—	—	—
DUB	2,182	(1,243)	(939)	—	17,835	—
MSC	—	—	—	—	1,070	—
SSB	100	(100)	—	—	—	—
Derivatives eligible for offset	$2,452	$(1,492)	$(939)	$21
Derivatives not eligible for offset	602				$1,809	$—
	$3,054

JNL Multi-Manager Alternative Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$518	$135,319	$54,121	$274	$6,863	$81,015

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL/Neuberger Berman Strategic Income Fund Derivative Strategies — The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and foreign currency rates.  The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies.  Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.  The Fund entered into credit default swap agreements to obtain credit exposure and as a substitute for investment in physical securities.

JNL/Neuberger Berman Strategic Income Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2015:
Assets:
Variation margin on financial derivative instruments(9)	$130	$—	$502	$129	$761

Liabilities:
Variation margin on financial derivative instruments(9)	$—	$—	$24	$123	$147

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2015:
Net realized gain (loss) on:
Swap agreements	$(28)	$—	$—	$—	$(28)
Foreign currency related items	—	—	75	—	75
Futures contracts	—	—	4,737	(2,200)	2,537
	$(28)	$—	$4,812	$(2,200)	$2,584
Net change in unrealized appreciation (depreciation) on:
Futures contracts and centrally cleared swap agreements	$351	$—	$(1,181)	$3,140	$2,310

JNL/Neuberger Berman Strategic Income Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$—	$456,620	$860	$—	$29,605	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL/PIMCO Real Return Fund Derivative Strategies - The Fund entered into option contracts to obtain exposure to or hedge changes in interest rates, foreign currencies and inflation and as a substitute for investment in physical securities.  The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates.  The Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies.  The Fund entered into interest rate swap agreements to manage duration, to obtain interest rate and yield curve exposure and as a substitute for investment in physical securities.  The Fund entered into credit default swap agreements to obtain credit exposure.

JNL/PIMCO Real Return Fund - Derivative Instruments Categorized by Risk Exposure

	Commodity	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2015:
Assets:
Investments — unaffiliated, at value(2)	$—	$—	$—	$—	$2,497	$2,497
Variation margin on financial derivative instruments	—	30	—	—	420	450
Forward foreign currency contracts	—	—	—	5,254	—	5,254
Unrealized appreciation on OTC swap agreements	—	360	—	—	1,114	1,474
OTC swap premiums paid	—	229	—	—	555	784
	$—	$619	$—	$5,254	$4,586	$10,459
Liabilities:
Variation margin on financial derivative instruments	$—	$8	$—	$—	$749	$757
Options written, at value	—	—	168	1,223	2,994	4,385
Forward foreign currency contracts	—	—	—	8,813	—	8,813
Unrealized depreciation on OTC swap agreements	—	263	—	—	10,671	10,934
OTC swap premiums received	—	609	—	—	359	968
	$—	$880	$168	$10,036	$14,773	$25,857
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2015:
Net realized gain (loss) on:
Unaffiliated investments(2)	$—	$—	$—	$—	$(893)	$(893)
Swap agreements	—	(802)	—	—	(14,321)	(15,123)
Foreign currency related items	—	—	—	41,378	—	41,378
Futures contracts	—	—	—	—	(8,202)	(8,202)
Written option contracts	196	144	—	797	(295)	842
	$196	$(658)	$—	$42,175	$(23,711)	$18,002
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$—	$—	$—	$746	$746
OTC swap agreements	—	912	—	—	2,458	3,370
Foreign currency related items	—	—	—	(15,571)	—	(15,571)
Futures contracts and centrally cleared swap agreements	(167)	—	—	—	14,199	14,032
Written option contracts	—	(63)	—	101	505	543
	$(167)	$(849)	$—	$(15,470)	$17,908	$3,120

JNL/PIMCO Real Return Fund - Derivative Instruments Eligible for Offset

	Gross Amount
	Presented in the
	Statements of
	Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BBP	$97	$(97)	$—	$—	$—	$—
BCL	1	—	—	1	—	—
BNP	507	(507)	—	—	—	—
BOA	936	(723)	—	213	—	—
CGM	52	(52)	—	—	—	—
CIT	207	(207)	—	—	—	—
CSI	465	(275)	—	190	—	—
DUB	738	(738)	—	—	870	—
JPM	2,679	(577)	(2,010)	92	2,010	—
MSC	1,501	(1,501)	—	—	—	—
MSS	1,912	—	(280)	1,632	280	—
UBS	94	(94)	—	—	—	—
Derivatives eligible for offset	$9,189	$(4,771)	$(2,290)	$2,128
Derivatives not eligible for offset	1,270				$—	$—
	$10,459

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL/PIMCO Real Return Fund - Derivative Instruments Eligible for Offset (continued)

	Gross Amount
	Presented in the
	Statements of
	Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Liabilities by Counterparty*
BBP	$1,805	$(97)	$(1,371)	$337	$—	$1,371
BNP	3,431	(507)	(2,805)	119	—	2,805
BOA	723	(723)	—	—	—	—
CGM	142	(52)	—	90	—	—
CIT	2,619	(207)	(2,412)	—	—	2,994
CSI	275	(275)	—	—	—	27
DUB	6,055	(738)	(4,645)	672	—	4,645
JPM	577	(577)	—	—	—	—
MSC	8,024	(1,501)	(5,235)	1,288	—	5,235
UBS	342	(94)	(248)	—	—	295
Derivatives eligible for offset	$23,993	$(4,771)	$(16,716)	$2,506
Derivatives not eligible for offset	1,864				$3,561	$19,819
	$25,857

	Gross Amount
	Presented in the
	Statements of
	Assets and	Financial			Total Collateral (7)
	Liabilities (8)	Instruments (4)	Collateral (5)	Net Amount (8)	Cash	Security
Master Forward Agreement Transaction Assets by Counterparty*
BCL	$—	$—	$—	$—	$—	$30
GSC	683,583	(683,583)	—	—	—	—
MSC	861,411	(861,411)	—	—	—	—
	$1,544,994	$(1,544,994)	$—	$—

Master Forward Agreement Transaction Liabilities by Counterparty*
GSC	$684,363	$(683,583)	$(780)	$—	$—	$1,568
MSC	865,358	(861,411)	(3,947)	—	—	5,318
	$1,549,721	$(1,544,994)	$(4,727)	$—

JNL/PIMCO Real Return Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$6,615	$667,750	$1,368,961	$931,381	$110,769	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL/PIMCO Total Return Bond Fund Derivative Strategies - The Fund entered into option contracts to obtain exposure to or hedge changes in interest rates, foreign currencies and inflation and as a substitute for investment in physical securities.  The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates.  The Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies.  The Fund entered into interest rate swap agreements to manage duration, to obtain interest rate and yield curve exposure and as a substitute for investment in physical securities.  The Fund entered into credit default swap agreements to obtain credit exposure.

JNL/PIMCO Total Return Bond Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2015:
Assets:
Investments — unaffiliated, at value(2)	$—	$—	$—	$4,030	$4,030
Variation margin on financial derivative instruments	4	—	—	2,669	2,673
Forward foreign currency contracts	—	—	58,797	—	58,797
Unrealized appreciation on OTC swap agreements	901	—	—	2	903
OTC swap premiums paid	621	—	—	—	621
	$1,526	$—	$58,797	$6,701	$67,024
Liabilities:
Variation margin on financial derivative instruments	$11	$—	$—	$1,163	$1,174
Options written, at value	—	109	1,443	4,436	5,988
Forward foreign currency contracts	—	—	35,467	—	35,467
Unrealized depreciation on OTC swap agreements	456	—	—	—	456
OTC swap premiums received	2,246	—	—	—	2,246
	$2,713	$109	$36,910	$5,599	$45,331
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2015:
Net realized gain (loss) on:
Unaffiliated investments(2)	$—	$—	$(128)	$—	$(128)
Swap agreements	(3,414)	—	—	(15,251)	(18,665)
Foreign currency related items	—	—	54,141	—	54,141
Futures contracts	—	—	—	22,488	22,488
Written option contracts	200	—	(140)	10,439	10,499
	$(3,214)	$—	$53,873	$17,676	$68,335
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$—	$—	$(849)	$(849)
OTC swap agreements	5,424	—	5,424	2,322	7,746
Foreign currency related items	—	—	(32,779)	—	(32,779)
Futures contracts and centrally cleared swap agreements	(469)	—	—	16,225	15,756
Written option contracts	(102)	—	(860)	2,111	1,149
	$4,853	$—	$(33,639)	$19,809	$(8,977)

JNL/PIMCO Total Return Bond Fund - Derivative Instruments Eligible for Offset

	Gross Amount
	Presented in the
	Statements of
	Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BBP	$26	$—	$—	$26	$—	$—
BCL	1,686	(441)	(1,245)	—	3,100	—
BNP	250	(250)	—	—	161	—
BOA	3,226	(3,226)	—	—	14,430	—
CGM	—	—	—	—	—	—
CIT	23,116	(5,497)	—	17,619	—	—
CSI	489	(489)	—	—	—	—
DUB	25,593	(52)	(3,950)	21,591	3,950	—
GSI	17	—	—	17	—	—
JPM	4,919	(4,919)	—	—	1,357	—
MLP	1	—	—	1	—	—
MSC	3,660	(3,003)	—	657	—	—
MSS	—	—	—	—	—	—
UBS	747	(747)	—	—	14,640	—
Derivatives eligible for offset	$63,730	$(18,624)	$(5,195)	$39,911
Derivatives not eligible for offset	3,294				$—	$—
	$67,024

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL/PIMCO Total Return Bond Fund - Derivative Instruments Eligible for Offset (continued)

	Gross Amount
	Presented in the
	Statements of
	Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Liabilities by Counterparty*
BBP	$—	$—	$—	$—	$—	$—
BCL	441	(441)	—	—	—	—
BNP	5,174	(250)	—	4,924	—	—
BOA	3,459	(3,226)	—	233	—	—
CGM	93	—	—	93	—	—
CIT	5,497	(5,497)	—	—	—	2,519
CSI	15,316	(489)	(703)	14,124	—	703
DUB	52	(52)	—	—	—	—
JPM	7,313	(4,919)	—	2,394	—	—
MSC	3,003	(3,003)	—	—	—	7,902
MSS	42	—	—	42	—	—
UBS	752	(747)	—	5	—	—
Derivatives eligible for offset	$41,142	$(18,624)	$(703)	$21,815
Derivatives not eligible for offset	4,189				$2,272	$74,714
	$45,331

	Gross Amount
	Presented in the
	Statements of
	Assets and	Financial			Total Collateral (7)
	Liabilities (8)	Instruments (4)	Collateral (5)	Net Amount (8)	Cash	Security
Master Forward Agreement Transaction Assets by Counterparty*
BCL	$15,172	$(15,172)	$—	$—	$—	$—
CGM	175,328	(175,328)	—	—	—	584
CSI	206,256	(206,256)	—	—	—	—
GSC	238,992	(238,990)	—	2	—	—
JPM	168,866	(168,219)	—	647	—	—
MLP	4,195	(4,195)	—	—	—	—
MSC	105,463	(105,463)	—	—	—	—
	$914,272	$(913,623)	$—	$649

Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	$15,337	$(15,172)	$(165)	$—	$—	$452
CGM	175,418	(175,328)	—	90	—	—
CSI	206,639	(206,256)	—	383	—	—
GSC	238,990	(238,990)	—	—	—	994
JPM	168,219	(168,219)	—	—	—	—
MLP	4,198	(4,195)	—	3	—	—
MSC	105,515	(105,463)	(52)	—	—	553
	$914,316	$(913,623)	$(217)	$476

JNL/PIMCO Total Return Bond Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$10,712	$4,292,846	$3,127,490	$2,889,921	$354,629	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL/Scout Unconstrained Bond Fund Derivative Strategies - The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates.  The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy.  The Fund entered into credit default swap agreements to obtain credit exposure and as a substitute for investment in physical securities.

JNL/Scout Unconstrained Bond Fund Derivative Strategies - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2015:
Assets:
Variation margin on financial derivative instruments(9)	$17	$—	$—	$—	$17
Forward foreign currency contracts†	—	—	2,394	—	2,394
	$17	$—	$2,394	$—	$2,411
Liabilities:
Forward foreign currency contracts†	$—	$—	$354	$—	$354

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2015:
Net realized gain (loss) on:
Swap agreements	$853	$—	$—	$—	$853
Foreign currency related items	—	—	(5,273)	—	(5,273)
Futures contracts	—	—	—	(1,760)	(1,760)
	$853	$—	$(5,273)	$(1,760)	$(6,180)
Net change in unrealized appreciation (depreciation) on:
Foreign currency related items	$—	$—	$2,171	$—	$2,171
Futures contracts and centrally cleared swap agreements	(297)	—	—	6,376	6,079
	$(297)	$—	$2,171	$6,376	$8,250

† The JNL/Scout Unconstrained Bond Fund’s forward foreign currency contracts are subject to an enforceable master netting agreement with one counterparty.  These amounts are presented gross on the Fund’s Statement of Assets and Liabilities.

JNL/Scout Unconstrained Bond Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$—	$189,509	$190,856	$—	$10,295	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL/T. Rowe Price Short-Term Bond Fund Derivative Strategies - The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates.  The Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies.

JNL/T. Rowe Price Short-Term Bond Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2015:
Assets:
Forward foreign currency contracts	$—	$—	$192	$—	$192

Liabilities:
Forward foreign currency contracts	$—	$—	$11	$—	$11

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2015:
Net realized gain (loss) on:
Foreign currency related items	$—	$—	$(57)	$—	$(57)
Futures contracts	—	—	—	154	154
	$—	$—	$(57)	$154	$97
Net change in unrealized appreciation (depreciation) on:
Foreign currency related items	$—	$—	$493	$—	$493
Futures contracts and centrally cleared swap agreements	—	—	—	1	1
	$—	$—	$493	$1	$494

JNL/T. Rowe Price Short-Term Bond Fund - Derivative Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BCL	$192	$—	$—	$192	$—	$—
Derivatives eligible for offset	$192	$—	$—	$192

Derivative Liabilities by Counterparty*
SSB	$11	$—	$—	$11	$—	$—
Derivatives eligible for offset	$11	$—	$—	$11
Derivatives not eligible for offset	—				$—	$10
	$11

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (8)	Instruments (4)	Collateral (5)	Net Amount (8)	Cash	Security
Master Forward Agreement Transaction Assets by Counterparty*
FTB	$3,132	$(3,132)	$—	$—	$—	$—
JPM	1,060	(1,060)	—	—	—	—
SGA	154	(154)	—	—	—	—
	$4,346	$(4,346)	$—	$—

Master Forward Agreement Transaction Liabilities by Counterparty*
FTB	$3,142	$(3,132)	$—	$10	$—	$—
JPM	1,065	(1,060)	—	5	—	—
SGA	154	(154)	—	—	—	—
	$4,361	$(4,346)	$—	$15

JNL/T. Rowe Price Short-Term Bond Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$—	$24,157	$30,386	$—	$—	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL/Westchester Capital Event Driven Fund Derivative Strategies — The Fund entered into option contracts to obtain exposure to or hedge changes in securities prices, to generate income, as a substitute for investment in physical securities, as a means of risk management and/or hedging and as a part of its overall investment strategy.  The Fund entered into forward foreign currency contracts to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to minimize foreign currency exposure on investment securities denominated in foreign currencies.  The Fund entered into total return swap agreements as a substitute for investment in physical securities.

JNL/Westchester Capital Event Driven Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2015:
Assets:
Investments — unaffiliated, at value(2)	$—	$1,694	$—	$—	$1,694
Forward foreign currency contracts	—	—	86	—	86
Unrealized appreciation on OTC swap agreements	—	830	—	—	830
	$—	$2,524	$86	$—	$2,610
Liabilities:
Options written, at value	$—	$3,962	$—	$—	$3,962
Forward foreign currency contracts	—	—	58	—	58
Unrealized depreciation on OTC swap agreements	—	1,589	—	—	1,589
	$—	$5,551	$58	$—	$5,609
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2015:
Net realized gain (loss) on:
Unaffiliated investments(2)	$—	$(333)	$—	$—	$(333)
Swap agreements	—	37	—	—	37
Foreign currency related items	—	—	(16)	—	(16)
Written option contracts	—	(215)	—	—	(215)
	$—	$(511)	$(16)	$—	$(527)
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$329	$—	$—	$329
OTC swap agreements	—	(759)	—	—	(759)
Foreign currency related items	—	—	28	—	28
Written option contracts	—	1,033	—	—	1,033
	$—	$603	$28	$—	$631

JNL/Westchester Capital Event Driven Fund - Derivative Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BOA	$10	$(10)	$—	$—	$—	$—
JPM	909	(909)	—	—	—	—
Derivatives eligible for offset	$919	$(919)	$—	$—
Derivatives not eligible for offset	1,691				$—	$—
	$2,610

Derivative Liabilities by Counterparty*
BOA	$549	$(10)	$(539)	$—	$6,290	$—
JPM	1,150	(909)	(241)	—	16,830	—
Derivatives eligible for offset	$1,699	$(919)	$(780)	$—
Derivatives not eligible for offset	3,910				$—	$—
	$5,609

JNL/Westchester Capital Event Driven Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$2,121	$—	$3,755	$—	$—	$779

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

The financial instruments eligible for offset table is presented for the following Fund, which held forward foreign currency contracts with significant exposure to several counterparties which were eligible for offset with each counterparty.

JNL/Capital Guardian Global Balanced Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BNY	$63	$(63)	$—	$—	$—	$—
BOA	9	(9)	—	—	—	—
CIT	25	(25)	—	—	—	—
CSI	8	(8)	—	—	—	—
DUB	2	—	—	2	—	—
JPM	109	(30)	—	79	—	—
UBS	48	(44)	—	4	—	—
Derivatives eligible for offset	$264	$(179)	$—	$85
Derivative Liabilities by Counterparty*
BNY	$131	$(63)	$—	$68	$—	$—
BOA	23	(9)	—	14	—	—
CIT	28	(25)	—	3	—	—
CSI	27	(8)	—	19	—	—
JPM	30	(30)	—	—	—	—
UBS	44	(44)	—	—	—	—
Derivatives eligible for offset	$283	$(179)	$—	$104

(1) The derivative instruments outstanding as of June 30, 2015, as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2015, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

(2) Purchased options market value is reflected in Investments - unaffiliated, at value.  Realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options are reflected in realized gain (loss) on unaffiliated investments and change in unrealized appreciation (depreciation) on investments, respectively, in the Statements of Operations.

(3) Amounts eligible for offset are presented gross in the Statements of Assets and Liabilities.

(4) Financial instruments eligible for offset but not offset in the Statements of Assets and Liabilities.

(5) Cash and security collateral not offset in the Statements of Assets and Liabilities.  For derivative assets and liabilities, amounts do not reflect over-collateralization.

(6) For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default.  For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

(7) Cash and security collateral pledged or segregated for derivative investments.  For assets, amount reflects collateral received from or segregated by the counterparty.  For liabilities, amount reflects collateral pledged or segregated by the Fund.  Collateral for derivatives not eligible for offset includes amounts pledged for margin purposes.

(8) Investment liabilities and assets include delayed delivery securities and secured borrowings.  Liabilities reflect amounts payable to the counterparty for the cost of the investment, assets reflect the market value of the investments.  The net amount reflects net unrealized gain or loss offset by any collateral with the counterparty.  The net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

(9) All derivative assets or liabilities for this Fund are not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.

* Counterparties are defined on page 159 in the Notes to Schedules of Investments.

The derivative strategy for Funds which held only one type of derivative during the period is as follows:  JNL/Brookfield Global Infrastructure and MLP Fund entered into forward foreign currency contracts to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales.  JNL/Capital Guardian Global Balanced Fund entered into forward foreign currency contracts to gain directional exposure to currencies, to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and/or hedging and as part of its overall investment strategy.  JNL/Franklin Templeton Mutual Shares Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies and as part of its overall investment strategy.  JNL/Harris Oakmark Global Equity Fund entered into forward foreign currency contracts as a means of risk management and/or hedging.  JNL/Invesco Mid Cap Value Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies.  JNL/Mellon Capital Emerging Markets Index Fund entered into futures contracts to hedge accrued dividends, to manage cash flows and as a substitute for investment in physical securities.  JNL/Mellon Capital S&P 500 Index Fund entered into futures contracts to hedge accrued dividends, to manage cash flows and as a substitute for investment in physical securities.  JNL/Mellon Capital S&P 400 Mid Cap Index Fund entered into futures contracts to hedge accrued dividends, to manage cash flows and as a substitute for investment in physical securities.  JNL/Mellon Capital Small Cap Index Fund entered into futures contracts to hedge accrued dividends, to manage cash flows and as a substitute for investment in physical securities.  JNL/Morgan Stanley Mid Cap Growth Fund entered into options contracts to obtain exposure to or hedge changes in securities prices.  JNL/PPM America Floating Rate Income Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates.  JNL/PPM America High Yield Bond Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates.  JNL/WMC Balanced Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and as a means of risk management and/or hedging.  JNL/Capital Guardian Global Diversified Research Fund, JNL/Franklin Templeton International Small Cap Growth Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/Mellon Capital European 30 Fund, JNL/Mellon Capital Pacific Rim 30 Fund, JNL/S&P International 5 Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies.  Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

The derivative instruments outstanding as of June 30, 2015, as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2015, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.  For Funds which held only one type of derivative during the period, the average monthly derivative volume (in thousands) is as follows:

	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Cost of Options Purchased and Written
JNL/Brookfield Global Infrastructure and MLP Fund	$—	$1,924	$—
JNL/Capital Guardian Global Balanced Fund	—	55,647	—
JNL/Capital Guardian Global Diversified Research Fund	—	397	—
JNL/Franklin Templeton International Small Cap Growth Fund	—	176	—
JNL/Franklin Templeton Mutual Shares Fund	—	174,470	—
JNL/Harris Oakmark Global Equity Fund	—	5,003	—
JNL/Invesco Global Real Estate Fund	—	3,060	—
JNL/Invesco International Growth Fund	—	6,807	—
JNL/Invesco Mid Cap Value Fund	—	8,573	—
JNL/Mellon Capital Emerging Markets Index Fund	21,394	—	—
JNL/Mellon Capital European 30 Fund	—	2,811	—
JNL/Mellon Capital Pacific Rim 30 Fund	—	1,791	—
JNL/Mellon Capital S&P 500 Index Fund	69,826	—	—
JNL/Mellon Capital S&P 400 Mid Cap Index Fund	52,355	—	—
JNL/Mellon Capital Small Cap Index Fund	31,736	—	—
JNL/Morgan Stanley Mid Cap Growth Fund	—	—	242
JNL/PPM America Floating Rate Income Fund	15,907	—	—
JNL/PPM America High Yield Bond Fund	153,198	—	—
JNL/S&P International 5 Fund	—	269	—
JNL/WMC Balanced Fund	79,836	—	—

Pledged or Segregated Collateral - The following table summarizes cash and securities collateral pledged (in thousands) for Funds for which collateral exists but was not presented in a Derivative and Financial Instruments Eligible for Offset table:

	Lending		Option Contracts	Futures Contracts		Securities Sold Short		Swap Agreements	Total Pledged or
	Agent/ Prime Broker	Counter- party	Pledged or Segregated Cash	Pledged or Segregated Cash	Pledged or Segregated Securities	Segregated Securities	Pledged or Segregated Cash	Pledged or Segregated Cash	Segregated Cash and Securities
JNL/Boston Partners Global Long Short Equity Fund	GSI	N/A	$—	$—	$—	$195,293	$—	$—	$195,293
JNL/Goldman Sachs U.S. Equity Flex Fund	SSC	N/A	—	—	—	125,286	—	—	125.286
JNL/Mellon Capital Emerging Markets Index Fund	N/A	GSC	—	—	1,025	—	—	—	1,025
JNL/Mellon Capital S&P 500 Index Fund	N/A	GSC	—	—	3,795	—	—	—	3,795
JNL/Mellon Capital S&P 400 Mid Cap Index Fund	N/A	GSC	—	—	3,180	—	—	—	3,180
JNL/Mellon Capital Small Cap Index Fund	N/A	GSC	—	—	2,175	—	—	—	2,175
JNL/Mellon Capital International Index Fund	N/A	GSC	—	—	3,675	—	—	—	3,675
JNL/Morgan Stanley Mid Cap Growth Fund	N/A	RBS	260	—	—	—	—	—	260
JNL Multi-Manager Alternative Fund	JPM	N/A	—	—	—	23,413	28,686	—	52,099
JNL/Neuberger Berman Strategic Income Fund	N/A	GSC	—	—	—	—	—	1,282	1,282
JNL/PPM America Floating Rate Income Fund	N/A	RBS	—	230	—	—	—	—	230
JNL/PPM America High Yield Bond Fund	N/A	RBS	—	2,809	—	—	—	—	2,809
JNL/Scout Unconstrained Bond Fund	N/A	GSC	—	1,976	—	—	—	175	175
JNL/Westchester Capital Event Driven Fund	JPM	N/A	—	—	—	24,385	—	—	24,385

NOTE 7.  INVESTMENT RISKS AND REGULATORY MATTERS

Emerging Market Securities Risk - Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets.  Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries.  These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility.

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Sanctioned Securities Risk - Certain Funds may invest in securities issued by companies located in Russia.  The U.S. Government and other governments have placed sanctions on Russia.  When sanctions are placed on a country, the Fund may experience limitations on its investments including the inability to dispose of securities in that country, the inability to settle securities transactions in that country and the inability to repatriate

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

currency from that country.  Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned country securities.  Investments in sanctioned countries are subject to a number of risks, including, but not limited to, liquidity risk, foreign securities risk and currency risk.

Currency Risk - Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of U.S. governments or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, the imposition of currency controls or other political developments in the U.S. or abroad.

Market, Credit and Counterparty Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”).  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.  Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default.  Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.  For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Private Equity Companies Risk - There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately held companies.  Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision.  In addition, private equity companies are subject to minimal regulation.  In addition to the risks associated with a Fund’s direct investments, the Fund is also subject to the underlying risks which affect the private equity companies in which the Fund invests.  Private equity companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity, sector, non-U.S. security, currency, credit, managed portfolio and derivatives risks.

Real Estate Investment Risk - The JNL/Invesco Global Real Estate Fund concentrates its assets in the real estate industry and an investment in the Fund will be closely linked to the performance of the real estate markets.  Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.  Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates.  The value of a Fund’s investment in REITs may be affected by the management skill of the persons managing the REIT.  Because REITs have expenses of their own, the Fund will bear a proportional share of those expenses.  Due to the fact that the Fund focuses its investments in REITs and other companies related to the real estate industry, the value of shares may rise and fall more than the value of shares of a Fund that invests in a broader range of companies.

Master Limited Partnership Risk - Investment in MLPs involves some risks that differ from an investment in the common stock of a corporation.  Holders of MLPs have limited control on matters affecting the partnership.  Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles.  MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers.  MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.

Senior and Junior Loan Risk - When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations.  Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics.  The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

Money Market Fund Reform - In July 2014, the SEC voted to amend the rules under the 1940 Act applicable to money market funds which are intended to address perceived systematic risks associated with money market funds and to improve transparency for money market fund investors.  Funds which do not meet the definition of either a retail money market fund or government money market fund will be required to have a floating NAV.  The amendments also contemplate the implementation of liquidity fees and redemption gates for non-government money market funds in times of market stress.  The SEC also adopted additional diversification, stress-testing and disclosure measures.  Additionally, the Financial Stability Oversight Council (“FSOC”), a board of U.S. regulators established by the Dodd-Frank Act, had proposed certain recommendations for money market fund reform.  There can be no assurance that there will not be future FSOC action relating to money market funds.  The amendments have staggered compliance dates with a majority of these amendments requiring compliance on October 14, 2016, two years after the effective date for the amendments.  The degree to which a money market fund will be impacted by the amendments will depend upon the type of fund and type of investors.  At this time, management is evaluating the implications of these amendments and their impact to the Fund’s operations and financial statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

NOTE 8.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees - The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services.  Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.  A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.

JNAM also serves as the “Administrator” to the Funds.  The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly.  In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, JNAM, at its own expense, arranges for legal (except for litigation expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, transfer agency, custody (except overdraft and internet expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and independent legal counsel to the disinterested Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedule indicates the range of the advisory fee at various net assets levels and the administrative fee each Fund is currently obligated to pay JNAM.  For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

	Advisory Fee (m-millions)			Administrative
	$0 to $100m	$100m to $500m	Over $500m	Fee
JNL/AllianceBernstein Dynamic Asset Allocation Fund	0.75%	0.75%	0.75 - 0.70%	0.15%
JNL/AQR Managed Futures Strategy Fund	0.95	0.95	0.90 - 0.85	0.20
JNL/BlackRock Commodity Securities Strategy Fund	0.70	0.70 - 0.60	0.60	0.15
JNL/BlackRock Global Allocation Fund	0.75	0.75	0.75 - 0.70	0.15
JNL/BlackRock Large Cap Select Growth Fund	0.70	0.70 - 0.65	0.60 - 0.55	0.10
JNL/Boston Partners Global Long Short Equity Fund	1.20	1.20	1.20 - 1.15	0.15
JNL/Brookfield Global Infrastructure and MLP Fund	0.80	0.80	0.80 - 0.75	0.15
JNL/Capital Guardian Global Balanced Fund	0.65	0.65	0.60	0.15
JNL/Capital Guardian Global Diversified Research Fund	0.75	0.75 - 0.70	0.65 - 0.60	0.15
JNL/DFA U.S. Core Equity Fund	0.65	0.60 - 0.55	0.55	0.10
JNL/Eagle SmallCap Equity Fund	0.75	0.70	0.65	0.10
JNL/Eastspring Investments Asia ex-Japan Fund	0.90	0.90	0.85	0.15
JNL/Eastspring Investments China-India Fund	0.90	0.90	0.85	0.20
JNL/Franklin Templeton Global Growth Fund	0.75	0.75 - 0.65	0.60	0.15
JNL/Franklin Templeton Global Multisector Bond Fund	0.75	0.75	0.75 - 0.65	0.15
JNL/Franklin Templeton Income Fund	0.80	0.75 - 0.65	0.60	0.10
JNL/Franklin Templeton International Small Cap Growth Fund	0.95	0.95	0.90	0.15
JNL/Franklin Templeton Mutual Shares Fund	0.75	0.75	0.70	0.10
JNL/Franklin Templeton Small Cap Value Fund	0.85	0.85 - 0.77	0.75	0.10
JNL/Goldman Sachs Core Plus Bond Fund	0.60	0.60	0.55 - 0.50	0.10
JNL/Goldman Sachs Emerging Markets Debt Fund	0.75	0.75 - 0.70	0.70 - 0.675	0.15
JNL/Goldman Sachs Mid Cap Value Fund	0.75	0.70	0.70	0.10
JNL/Goldman Sacks U.S. Equity Flex Fund	0.80	0.80 - 0.75	0.80 - 0.75	0.15
JNL/Harris Oakmark Global Equity Fund	0.85	0.85	0.85 - 0.80	0.15
JNL/Invesco Global Real Estate Fund	0.75 - 0.70	0.70	0.70	0.15
JNL/Invesco International Growth Fund	0.70	0.70 - 0.65	0.60	0.15
JNL/Invesco Large Cap Growth Fund	0.70	0.70 - 0.65	0.65	0.10
JNL/Invesco Mid Cap Value Fund	0.75 - 0.70	0.70 - 0.65	0.65	0.10
JNL/Invesco Small Cap Growth Fund	0.85	0.85 - 0.80	0.80	0.10
JNL/Ivy Asset Strategy Fund	0.90	0.90	0.85 - 0.75	0.15
JNL/JPMorgan International Value Fund	0.70	0.70 - 0.65	0.60	0.15
JNL/JPMorgan MidCap Growth Fund	0.70	0.70 - 0.65	0.65 - 0.55	0.10
JNL/JPMorgan U.S. Government & Quality Bond Fund	0.50	0.50 - 0.40	0.35	0.10
JNL/Lazard Emerging Markets Fund	1.00	0.90 - 0.85	0.85	0.15
JNL/Mellon Capital Emerging Markets Index Fund	0.40	0.40	0.35	0.15
JNL/Mellon Capital European 30 Fund	0.37 - 0.31	0.28	0.28	0.20
JNL/Mellon Capital Pacific Rim 30 Fund	0.37 - 0.31	0.28	0.28	0.20
JNL/Mellon Capital S&P 500 Index Fund	0.28	0.28	0.24 - 0.23	0.10
JNL/Mellon Capital S&P 400 MidCap Index Fund	0.29	0.29	0.24 - 0.23	0.10
JNL/Mellon Capital Small Cap Index Fund	0.29	0.29	0.24 - 0.23	0.10
JNL/Mellon Capital International Index Fund	0.30	0.30	0.25 - 0.24	0.15
JNL/Mellon Capital Bond Index Fund	0.30	0.30	0.25 - 0.24	0.10
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	0.325	0.325	0.325 - 0.30	0.15
JNL/Mellon Capital Utilities Sector Fund	0.34 - 0.31	0.28	0.28 - 0.27	0.15
JNL/Morgan Stanley Mid Cap Growth Fund	0.75	0.75	0.75 - 0.70	0.15
JNL Multi-Manager Alternative Fund	1.75	1.75	1.75 - 1.70	0.20
JNL/Neuberger Berman Strategic Income Fund	0.60	0.60	0.55 - 0.50	0.15
JNL/Oppenheimer Emerging Markets Innovator Fund	1.10	1.10	1.10 - 1.05	0.15
JNL/Oppenheimer Global Growth Fund	0.70	0.70 - 0.60	0.60	0.15
JNL/PIMCO Real Return Fund	0.50	0.50	0.50 - 0.475	0.10

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

	Advisory Fee (m-millions)			Administrative
	$0 to $100m	$100m to $500m	Over $500m	Fee
JNL/PIMCO Total Return Bond Fund	0.50%	0.50%	0.50 - 0.49%	0.10%
JNL/PPM America Floating Rate Income Fund	0.65	0.65	0.60	0.15
JNL/PPM America High Yield Bond Fund	0.50	0.50 - 0.45	0.425	0.10
JNL/PPM America Mid Cap Value Fund	0.75	0.75	0.70	0.10
JNL/PPM America Small Cap Value Fund	0.75	0.75	0.70	0.10
JNL/PPM America Value Equity Fund	0.55	0.55 - 0.50	0.50	0.10
JNL/Red Rocks Listed Private Equity Fund	0.85	0.85 - 0.80	0.80	0.15
JNL/S&P Competitive Advantage Fund	0.40	0.40	0.35	0.10
JNL/S&P Dividend Income & Growth Fund	0.40	0.40	0.35	0.10
JNL/S&P International 5 Fund	0.45	0.45	0.45 - 0.40	0.15
JNL/S&P Intrinsic Value Fund	0.40	0.40	0.35	0.10
JNL/S&P Mid 3 Fund	0.50	0.50	0.50 - 0.45	0.10
JNL/S&P Total Yield Fund	0.40	0.40	0.35	0.10
JNL/Scout Unconstrained Bond Fund	0.65	0.65	0.65 - 0.60	0.15
JNL/T. Rowe Price Established Growth Fund	0.65	0.65 - 0.60	0.55	0.10
JNL/T. Rowe Price Mid-Cap Growth Fund	0.75	0.75 - 0.70	0.70	0.10
JNL/T. Rowe Price Short-Term Bond Fund	0.45	0.45 - 0.40	0.40 - 0.375	0.10
JNL/T. Rowe Price Value Fund	0.70	0.70 - 0.65	0.60	0.10
JNL/Westchester Capital Event Driven Fund	1.10	1.10	1.10 - 0.95	0.15
JNL/WMC Balanced Fund	0.55 - 0.50	0.50 - 0.45	0.425	0.10
JNL/WMC Money Market Fund	0.28	0.28	0.25	0.10
JNL/WMC Value Fund	0.55	0.55 - 0.50	0.45	0.10

Fee Waiver and Expense Reimbursements - Pursuant to a contractual expense limitation agreement, JNAM agreed to waive fees and reimburse expenses of the JNL/WMC Money Market Fund to the extent necessary to limit operating expenses of each class of shares of the Fund (excluding brokerage expense, interest, taxes, and extraordinary expenses) to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s net investment income for the period.  JNAM may recover previously reimbursed expenses from the Fund for fees waived and reimbursed for a period of three years from the end of the fiscal year in which fees were waived and a reimbursement took place.  During the period ended June 30, 2015, JNAM did not recover any previously reimbursed expenses.  At June 30, 2015, the amount of potentially recoverable expenses (in thousands) was $3,517 that expires on December 31, 2015, $5,050 that expires on December 31, 2016, $5,342 that expires on December 31, 2017 and $2,134 that expires on December 31, 2018.

Pursuant to contractual and voluntary fee waiver agreements, JNAM agreed to waive a portion of its advisory fees for each of the following Funds.  None of the waived advisory fees can be recaptured by JNAM.  The amount of waived expenses for each Fund is recorded as an expense waiver in each Fund’s Statement of Operations.

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets
JNL/DFA U.S. Core Equity Fund	Fees greater than 0.50%
JNL/Franklin Templeton Global Multisector Bond Fund(1)	0.05% for net assets between $0 - $1 billion
JNL/Goldman Sachs Emerging Markets Debt Fund	0.025% for net assets between $400 million - $1 billion
JNL/Goldman Sachs Mid Cap Value Fund	0.025% for net assets greater than $500 million
JNL/Invesco Small Cap Growth Fund	0.05% for net assets between $0 - $250 million
JNL/Mellon Capital S&P 500 Index Fund	0.01%
JNL Multi-Manager Alternative Fund	0.40%
JNL/T. Rowe Price Value Fund	0.05% for net assets between $150 million and $500 million as long as the net assets for the Fund are above $1 billion

(1)Prior to March 16, 2015, the Fund’s contractual fee waiver was 0.025% for net assets between $0 - $1 billion.

Voluntary Advisory Fee Waiver as a Percentage of Average Daily Net Assets
JNL/Invesco International Growth Fund	0.02% for net assets over $2 billion
JNL/Lazard Emerging Markets Fund	0.10% on the first $100 million
JNL/Mellon Capital Emerging Markets Index Fund	0.05% for net assets over $750 million
JNL/PIMCO Real Return Fund	0.01% for net assets over $2 billion
JNL/PIMCO Total Return Fund	0.02% for net assets over $1 billion
JNL/PPM America Mid Cap Value Fund	0.10% for net assets over $150 million
JNL/PPM America Small Cap Value Fund	0.10% for net assets over $150 million

Distribution Fees - The Trust has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act.  Pursuant to the Plan, the Funds will pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (the “Distributor” or “JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares.  To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services.  Under the Plan, each Fund accrues the Rule 12b-1 fee daily, at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A shares, and pays the fee monthly to JNLD.  JNLD also is the principal underwriter of the variable annuity insurance products issued by Jackson and its subsidiaries.  Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Affiliated Brokerage Commissions - During the period ended June 30, 2015, the following Funds paid brokerage fees to affiliates for the execution of purchases and sales of portfolio investments (in thousands):  JNL/Eagle SmallCap Equity Fund $2; JNL/Goldman Sachs Mid Cap Value Fund $53; JNL/Goldman Sachs U.S. Equity Flex Fund $3; JNL/JPMorgan International Value Fund $4; JNL/Oppenheimer Emerging Markets Innovator Fund $1; JNL/Oppenheimer Global Growth Fund $30; JNL/T. Rowe Price Established Growth Fund $7.

Deferred Compensation Plan - The Funds adopted a Deferred Compensation Plan whereby a disinterested Trustee may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Trustee.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds.  Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Directed Brokerage Commissions - A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund.  Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statements of Operations.

Investments in Affiliates - During the period ended June 30, 2015, certain Funds invested in a money market fund which is managed by the Adviser. JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Reserves Investment Fund as a cash management tool. Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  JNL/BlackRock Global Allocation Fund invested in the iShares Gold Trust Fund, which is an affiliate of the Sub-Adviser. JNL/Mellon Capital International Index Fund invested in Prudential plc. JNAM is a wholly-owned subsidiary of Jackson and an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. JNL/Mellon Capital S&P 500 Index Fund and JNL/Mellon Capital Bond Index Fund invested in the Bank of New York Mellon Corporation, the parent company of each Fund’s Sub-Adviser.  The total value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

NOTE 9.  BORROWING ARRANGEMENTS

The Trust entered into a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds, with the exception of JNL Multi-Manager Alternative Fund and JNL/PPM America Floating Rate Income Fund, participate in the SCA with other funds managed by JNAM in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes.  Effective June 5, 2015, JNL/Harris Oakmark Global Equity Fund, JNL/Oppenheimer Emerging Markets Innovator Fund and JNL/Westchester Capital Event Driven Fund were added to the SCA.  The Funds may borrow up to the lesser of $450,000,000, the amount available under the facility; the limits set for borrowing by the Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA.  Interest on borrowings is payable at the Federal Funds Rate plus the amount by which the one month London Interbank Offer Rate (“LIBOR”) exceeds the Federal Funds rate plus 1.00% on an annualized basis.  The Funds pay an annual fee of 0.10% of the available commitments and an annual administration fee to JPM Chase.  Prior to June 5, 2015, the Funds paid an annual fee of 0.075% of the available commitments and an annual administration fee to JPM Chase.  These expenses are allocated to the participating Funds based on each Fund’s net assets as a percentage of the participating Funds’ total net assets and are included in other expenses in each Fund’s Statement of Operations.  No amounts were borrowed under the facility during the year.

JNL/PPM America Floating Rate Income Fund participates in a $150 million committed, unsecured revolving line of credit facility with State Street Corp.  Borrowings are to be used solely for temporary or emergency purposes.  The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act.  Interest on borrowings are payable at the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis.  The Fund pays an annual commitment fee of 0.10% for this facility.  No amounts were borrowed under the facility during the year.  The commitment fee is included in other expenses in the Fund’s Statement of Operations.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

NOTE 10.  FUND ACQUISITIONS

Tax Free Exchange - The following tables include information (in thousands) relating to acquisitions completed on April 27, 2015.  The acquisitions were completed by a tax free exchange of Class A and B shares, as applicable, of Funds in the Trust and Curian Variable Series Trust, as applicable, pursuant to a plan of reorganization approved by the Trust’s Board at a meeting held on January 13, 2015 and approved by the Curian Variable Series Trust’s Board at meetings held on January 8 and 12, 2015.  Curian Variable Series Trust was renamed Jackson Variable Series Trust effective April 27, 2015.  The purpose of each acquisition was to combine Funds with comparable investment objectives and strategies.  For financial reporting purposes, shares were issued at NAV based on the fair value of the assets received by the acquiring Funds.  Immediately prior to the reorganization, the acquired Funds sold their investments and held no investments, as a result, there was no cost basis or market value carried forward to the acquiring Funds.

		Acquired Fund		Acquiring Fund		Shares of
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date	Shares Outstanding on Acquisition Date	Acquiring Fund Issued in Exchange
Curian/Aberdeen Latin America Fund	JNL/Lazard Emerging Markets Fund
Class A	Class A	$8,361	1,260	$1,410,632	133,448	790
Curian/Ashmore Emerging Market Small Cap Equity Fund	JNL/Lazard Emerging Markets Fund
Class A	Class A	5,224	504	1,410,632	133,448	494
Curian/Baring International Fixed Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund
Class A	Class A	18,461	2,037	2,127,424	182,185	1,580
Curian/CenterSquare International Real Estate Securities Fund	JNL/Invesco Global Real Estate Fund
Class A	Class A	20,483	2,157	2,205,866	194,089	1,802
Curian/Schroder Emerging Europe Fund	JNL/Lazard Emerging Markets Fund
Class A	Class A	15,299	1,941	1,410,632	133,448	1,448
JNL/Mellon Capital Global Alpha Fund	JNL/AQR Managed Futures Strategy Fund
Class A	Class A	47,158	4,868	626,525	55,856	4,204
Class B	Class B	144	15	128	11	13

Assuming the April 27, 2015 acquisitions had been completed on January 1, 2015, the acquiring Funds’ pro forma results of operations (in thousands) for the period ended June 30, 2015, would have been:

Acquiring Fund	Net Investment Income (Loss)	Net Realized Gain (Loss)	Net Change In Unrealized Appreciation/ (Depreciation)	Net Decrease in Net Assets from Operations
JNL/Lazard Emerging Markets Fund	$13,105	$(44,092)	$25,241	$(5,746)
JNL/Franklin Templeton Global Multisector Bond Fund	38,752	27,648	(75,077)	(8,677)
JNL/Invesco Global Real Estate Fund	23,654	86,069	(173,601)	(63,878)
JNL/AQR Managed Futures Strategy Fund	(4,218)	38,912	(37,166)	(2,472)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Fund that has been included in the respective acquiring Fund’s Statements of Operations since April 27, 2015 for the respective acquisitions.

NOTE 11.  INCOME TAX MATTERS

Each Fund is a separate taxpayer for federal income tax purposes.  Each Fund intends to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Therefore, no federal income tax provision is required.  Under current tax law, interest, dividends and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis.  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  Temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company (“PFIC”) or REIT securities, net operating losses, accounting treatment of notional principal contracts and partnerships, and distribution adjustments.  These reclassifications have no impact on net assets.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

At December 31, 2014, the Funds’ last fiscal year end, the following Funds had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains.  Details of the capital loss carryforwards are listed in the table below.  Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Expiring Capital Loss Carryforwards		No Expiration
	Year(s) of Expiration	Amount	Short Term	Long Term	Total
JNL/AQR Managed Futures Strategy Fund	—	$—	$9,176	$2,544	$11,720
JNL/BlackRock Commodity Securities Strategy Fund	2017	13,799	—	—	13,799
JNL/Boston Partners Global Long Short Equity Fund	—	—	802	—	802
JNL/Capital Guardian Global Diversified Research Fund	2017	983	—	—	983
JNL/Franklin Templeton Income Fund	2018	937	—	—	937
JNL/Goldman Sachs Core Plus Bond Fund	—	—	10,806	1,835	12,641
JNL/Goldman Sachs Emerging Market Debt Fund	—	—	13,535	10,103	23,638
JNL/Invesco International Growth Fund	2017-2018	17,463	—	—	17,463
JNL/JPMorgan International Value Fund	2016-2018	179,781	—	—	179,781
JNL/JPMorgan U.S. Government & Quality Bond Fund	2015-2017	819	1,125	2,395	4,339
JNL/Mellon Capital Emerging Markets Index Fund	—	—	4,760	—	4,760
JNL/Mellon Capital S&P 500 Index Fund	2016	35,365	—	—	35,365
JNL/Mellon Capital Small Cap Index Fund	2016	8,077	—	—	8,077
JNL/Mellon Capital International Index Fund	2015-2018	28,340	4,151	610	33,101
JNL/PIMCO Real Return Fund	—	—	29,515	—	29,515
JNL/PPM Floating Rate Equity Fund	—	—	—	636	636
JNL/PPM America Value Equity Fund	2016-2017	69,769	—	—	69,769
JNL/S&P International 5 Fund	—	—	3	—	3
JNL/Scout Unconstrained Bond Fund	—	—	7,912	12,848	20,760
JNL/T. Rowe Price Short-Term Bond Fund	2017-2018	21,370	8,648	5,659	35,677

At December 31, 2014, the Funds’ last fiscal year end, the following Funds had capital, currency and PFIC mark-to-market losses (in thousands) realized after October 31, 2014 (“Post-October losses”), which were deferred for tax purposes to the first day of the following fiscal year, January 1, 2015:

Amount
JNL/AllianceBernstein Dynamic Asset Allocation Fund	$79
JNL/Mellon Capital International Index Fund	4,252
JNL/T. Rowe Price Established Growth Fund	6,658
JNL/T. Rowe Price Mid-Cap Growth Fund	3,250

As of June 30, 2015, the cost of investments and the components of net unrealized appreciation/(depreciation) (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/AllianceBernstein Dynamic Asset Allocation Fund	$28,489	$227	$(466)	$(239)
JNL/AQR Managed Futures Strategy Fund	599,741	32	(588)	(556)
JNL/BlackRock Commodity Securities Strategy Fund	904,412	103,362	(130,834)	(27,472)
JNL/BlackRock Global Allocation Fund	3,878,484	231,354	(191,948)	39,406
JNL/BlackRock Large Cap Select Growth Fund	1,203,520	209,640	(14,337)	195,303
JNL/Boston Partners Global Long Short Equity Fund
Long Investments	426,142	26,060	(11,183)	14,877
Short Investments	184,667	27,019	(29,139)	(2,120)
JNL/Brookfield Global Infrastructure and MLP Fund	1,253,883	47,783	(91,728)	(43,945)
JNL/Capital Guardian Global Balanced Fund	477,150	63,804	(23,908)	39,896
JNL/Capital Guardian Global Diversified Research Fund	381,077	107,685	(23,218)	84,467
JNL/DFA U.S. Core Equity Fund	624,360	165,053	(32,235)	132,818
JNL/Eagle SmallCap Equity Fund	1,238,777	380,476	(71,344)	309,132
JNL/Eastspring Investments Asia ex-Japan Fund	161,350	12,249	(22,221)	(9,972)
JNL/Eastspring Investments China-India Fund	450,262	62,130	(25,838)	36,292
JNL/Franklin Templeton Global Growth Fund	1,127,430	196,340	(114,093)	82,247
JNL/Franklin Templeton Global Multisector Bond Fund	2,239,741	21,907	(221,206)	(199,299)
JNL/Franklin Templeton Income Fund	2,724,578	232,724	(182,685)	50,039
JNL/Franklin Templeton International Small Cap Growth Fund	515,631	69,274	(34,760)	34,514
JNL/Franklin Templeton Mutual Shares Fund	1,077,074	241,473	(59,098)	182,375
JNL/Franklin Templeton Small Cap Value Fund	1,017,496	210,703	(49,560)	161,143
JNL/Goldman Sachs Core Plus Bond Fund	1,244,237	20,030	(14,376)	5,654
JNL/Goldman Sachs Emerging Markets Debt Fund	599,120	3,664	(86,416)	(82,752)
JNL/Goldman Sachs Mid Cap Value Fund	1,235,685	99,062	(68,739)	30,323
JNL/Goldman Sachs U.S. Equity Flex Fund	482,118	35,816	(17,979)	17,837
JNL/Harris Oakmark Global Equity Fund	63,231	642	(3,205)	(2,563)
JNL/Invesco Global Real Estate Fund	1,986,138	118,668	(96,152)	22,516
JNL/Invesco International Growth Fund	1,571,279	218,930	(97,114)	121,816

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Invesco Large Cap Growth Fund	$950,003	$181,362	$(29,698)	$151,664
JNL/Invesco Mid Cap Value Fund	550,808	79,810	(19,516)	60,294
JNL/Invesco Small Cap Growth Fund	1,087,314	244,615	(39,691)	204,924
JNL/Ivy Asset Strategy Fund	2,707,721	270,175	(101,063)	169,112
JNL/JPMorgan International Value Fund	700,703	52,027	(44,434)	7,593
JNL/JPMorgan MidCap Growth Fund	1,425,111	282,890	(28,911)	253,979
JNL/JPMorgan U.S. Government & Quality Bond Fund	1,273,538	58,473	(13,594)	44,879
JNL/Lazard Emerging Markets Fund	1,312,133	186,809	(266,804)	(79,995)
JNL/Mellon Capital Emerging Markets Index Fund	1,051,415	121,355	(153,425)	(32,070)
JNL/Mellon Capital European 30 Fund	462,431	20,227	(30,218)	(9,991)
JNL/Mellon Capital Pacific Rim 30 Fund	235,321	20,095	(6,903)	13,192
JNL/Mellon Capital S&P 500 Index Fund	3,375,934	1,221,252	(97,633)	1,123,619
JNL/Mellon Capital S&P 400 MidCap Index Fund	1,777,717	503,933	(95,346)	408,587
JNL/Mellon Capital Small Cap Index Fund	1,793,344	505,258	(140,486)	364,772
JNL/Mellon Capital International Index Fund	2,167,376	475,688	(228,510)	247,178
JNL/Mellon Capital Bond Index Fund	1,093,869	18,973	(10,195)	8,778
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	115,706	10,054	(5,875)	4,179
JNL/Mellon Capital Utilities Sector Fund	48,699	386	(3,965)	(3,579)
JNL/Morgan Stanley Mid Cap Growth Fund	235,603	33,084	(23,314)	9,770
JNL Multi-Manager Alternative Fund	553,863	5,802	(19,524)	(13,722)
JNL/Neuberger Berman Strategic Income Fund	1,126,890	7,086	(20,346)	(13,260)
JNL/Oppenheimer Emerging Markets Innovator Fund	106,259	3,015	(6,795)	(3,780)
JNL/Oppenheimer Global Growth Fund	1,239,641	343,701	(54,552)	289,149
JNL/PIMCO Real Return Fund	2,732,735	8,821	(188,138)	(179,317)
JNL/PIMCO Total Return Bond Fund	5,475,082	92,388	(114,478)	(22,090)
JNL/PPM America Floating Rate Income Fund	1,680,346	4,160	(38,911)	(34,751)
JNL/PPM America High Yield Bond Fund	3,155,639	93,107	(209,400)	(116,293)
JNL/PPM America Mid Cap Value Fund	335,316	55,633	(18,371)	37,262
JNL/PPM America Small Cap Value Fund	354,515	37,797	(14,995)	22,802
JNL/PPM America Value Equity Fund	169,947	32,722	(9,683)	23,039
JNL/Red Rocks Listed Private Equity Fund	672,220	83,088	(5,689)	77,399
JNL/S&P Competitive Advantage Fund	3,012,126	389,823	(176,070)	213,753
JNL/S&P Dividend Income & Growth Fund	4,440,169	316,497	(202,478)	114,019
JNL/S&P International 5 Fund	171,041	5,619	(11,885)	(6,266)
JNL/S&P Intrinsic Value Fund	2,846,458	234,038	(144,655)	89,383
JNL/S&P Mid 3 Fund	571,432	12,056	(26,593)	(14,537)
JNL/S&P Total Yield Fund	2,115,952	110,571	(132,221)	(21,650)
JNL/Scout Unconstrained Bond Fund	729,418	1,671	(1,414)	257
JNL/T. Rowe Price Established Growth Fund	4,041,213	1,603,616	(89,356)	1,514,260
JNL/T. Rowe Price Mid-Cap Growth Fund	2,607,291	1,004,189	(63,876)	940,313
JNL/T. Rowe Price Short-Term Bond Fund	1,754,065	7,152	(7,102)	50
JNL/T. Rowe Price Value Fund	3,332,104	517,183	(115,307)	401,876
JNL/Westchester Capital Event Driven Fund	106,688	1,670	(4,941)	(3,271)
JNL/WMC Balanced Fund	4,621,463	577,950	(97,748)	480,202
JNL/WMC Money Market Fund	1,077,518	—	—	—
JNL/WMC Value Fund	1,335,947	485,712	(32,510)	453,202

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2014 was as follows:

	Net Ordinary Income*	Long-term Capital Gain**
JNL/AllianceBernstein Dynamic Asset Allocation Fund	$280	$35
JNL/AQR Managed Futures Strategy Fund	32,786	9,254
JNL/BlackRock Global Allocation Fund	51,178	44,677
JNL/BlackRock Large Cap Select Growth Fund	28,199	56,446
JNL/Brookfield Global Infrastructure and MLP Fund	23,198	20,689
JNL/Capital Guardian Global Balanced Fund	4,336	—
JNL/Capital Guardian Global Diversified Research Fund	3,260	—
JNL/DFA U.S. Core Equity Fund	4,967	5,948
JNL/Eagle SmallCap Equity Fund	—	118,878
JNL/Eastspring Investments Asia ex-Japan Fund	1,412	—
JNL/Eastspring Investments China-India Fund	3,111	—
JNL/Franklin Templeton Global Growth Fund	9,766	8,242
JNL/Franklin Templeton Global Multisector Bond Fund	74,028	684
JNL/Franklin Templeton Income Fund	84,363	—
JNL/Franklin Templeton International Small Cap Growth Fund	5,780	19,740
JNL/Franklin Templeton Mutual Shares Fund	9,166	23,991
JNL/Franklin Templeton Small Cap Value Fund	13,939	86,265
JNL/Goldman Sachs Core Plus Bond Fund	19,548	—
JNL/Goldman Sachs Emerging Markets Debt Fund	15,463	10,926

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

	Net Ordinary Income*	Long-term Capital Gain**
JNL/Goldman Sachs Mid Cap Value Fund	$80,514	$107,783
JNL/Goldman Sachs U.S. Equity Flex Fund	14,411	11,460
JNL/Invesco Global Real Estate Fund	22,877	59,284
JNL/Invesco International Growth Fund	15,865	—
JNL/Invesco Large Cap Growth Fund	63,524	132,273
JNL/Invesco Mid Cap Value Fund	1,187	11,911
JNL/Invesco Small Cap Growth Fund	6,004	26,470
JNL/Ivy Asset Strategy Fund	34,108	152,583
JNL/JPMorgan International Value Fund	13,323	—
JNL/JPMorgan MidCap Growth Fund	37,094	64,899
JNL/JPMorgan U.S. Government & Quality Bond Fund	38,046	—
JNL/Lazard Emerging Markets Fund	26,675	30,203
JNL/Mellon Capital Emerging Markets Index Fund	8,812	—
JNL/Mellon Capital European 30 Fund	3,049	—
JNL/Mellon Capital Pacific Rim 30 Fund	5,096	2,903
JNL/Mellon Capital S&P 500 Index Fund	46,883	4,685
JNL/Mellon Capital S&P 400 MidCap Index Fund	25,736	93,926
JNL/Mellon Capital Small Cap Index Fund	18,927	—
JNL/Mellon Capital International Index Fund	72,225	—
JNL/Mellon Capital Bond Index Fund	27,166	8,498
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	12,931	5,198
JNL/Mellon Capital Utilities Sector Fund	1	—
JNL/Morgan Stanley Mid Cap Growth Fund	1,592	484
JNL/Neuberger Berman Strategic Income Fund	5,695	1,587
JNL/Oppenheimer Global Growth Fund	7,164	22,634
JNL/PIMCO Real Return Fund	14,309	—
JNL/PIMCO Total Return Bond Fund	156,728	17,134
JNL/PPM America Floating Rate Income Fund	40,127	1,700
JNL/PPM America High Yield Bond Fund	178,927	25,555
JNL/PPM America Mid Cap Value Fund	3,879	18,243
JNL/PPM America Small Cap Value Fund	4,234	29,379
JNL/PPM America Value Equity Fund	9,674	—
JNL/Red Rocks Listed Private Equity Fund	60,990	34,561
JNL/S&P Competitive Advantage Fund	184,987	55,512
JNL/S&P Dividend Income & Growth Fund	130,301	110,038
JNL/S&P Intrinsic Value Fund	170,751	87,669
JNL/S&P Total Yield Fund	165,172	81,666
JNL/T. Rowe Price Established Growth Fund	26,839	390,202
JNL/T. Rowe Price Mid-Cap Growth Fund	10,633	237,500
JNL/T. Rowe Price Short-Term Bond Fund	20,191	—
JNL/T. Rowe Price Value Fund	59,199	139,386
JNL/WMC Balanced Fund	65,718	107,532
JNL/WMC Money Market Fund	21	—
JNL/WMC Value Fund	26,940	72,443

*    Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

**  The Funds designated as a long-term capital gain dividend, pursuant to the Internal Revenue Code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the year ended December 31, 2014.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2011, 2012, 2013 and 2014, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2015.

NOTE 12.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and the following events occurred:

At a meeting held June 3, 2015, the Board voted to approve the following mergers effective after close of business on September 25, 2015, subject to shareholder approval by the acquired Funds.

Acquired Fund	Acquiring Fund
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Franklin Templeton Natural Resources Fund*	JNL/BlackRock Commodity Securities Strategy Fund

*The acquired Fund is a separate series of Jackson Variable Series Trust and is advised by JNAM.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Effective July 1, 2015, the advisory fee, which is accrued daily and paid monthly based on the average daily net assets, of each of the following Funds was changed as follows:

	Prior to July 1, 2015 Advisory Fee (m-millions)			Effective July 1, 2015 Advisory Fee (m-millions)
	$0 to $100m	$100m to $500m	Over $500m	$0 to $100m	$100m to $500m	Over $500m
JNL/Ivy Asset Strategy Fund	0.90%	0.90%	0.85 – 0.75%	0.85%	0.85%	0.85 - 0.75%
JNL/Mellon Capital S&P 500 Index Fund	0.28	0.28	0.24 – 0.23	0.28	0.28	0.24 - 0.22
JNL/Mellon Capital S&P 400 MidCap Index Fund	0.29	0.29	0.24 – 0.23	0.29	0.29	0.24 - 0.22
JNL/Mellon Capital Small Cap Index Fund	0.29	0.29	0.24 – 0.23	0.29	0.29	0.24 - 0.22
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	0.325	0.325	0.325 – 0.30	0.325	0.325	0.325 - 0.29
JNL/Mellon Capital Utilities Sector Fund	0.34 - 0.31	0.28	0.28 – 0.27	0.34 - 0.31	0.28	0.28 - 0.26

Effective July 27, 2015, the annual commitment fee for JNL/PPM America Floating Rate Income Fund’s committed, unsecured revolving line of credit facility with State Street Corp was increased to 0.175%.

At meetings held August 19, 2015 and August 26, 2015, the Board voted to approve the following contractual and voluntary fee waiver agreements effective October 1, 2015.  None of the waived fees will be available for recapture by JNAM.

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets
JNL/Goldman Sachs Core Plus Bond Fund	0.025% on net assets between $0 - $500 million
JNL/Morgan Stanley Mid Cap Growth Fund	0.025%
JNL/Oppenheimer Global Growth Fund	0.05% on net assets between $0 - $300 million

Voluntary Advisory Fee Waiver as a Percentage of Average Daily Net Assets
JNL/Capital Guardian Global Balanced Fund	0.025%
JNL/Capital Guardian Global Diversified Research Fund	0.025%
JNL/Invesco Global Real Estate Fund	0.05% on net assets between $0 - $50 million
JNL/Invesco International Growth Fund	0.05% on net assets between $0 - $50 million
JNL/Invesco Large Cap Growth Fund	0.05% on net assets between $0 - $150 million and 0.02% on net assets over $150 million
JNL/Invesco Mid Cap Value Fund	0.05% on net assets between $0 - $50 million
JNL/Invesco Small Cap Growth Fund	0.05% on net assets between $0 - $50 million

Also at the meeting held August 19, 2015, the Board voted to approve the following administrative fee changes effective October 1, 2015. For Funds with a current administrative fee of 0.20% on average daily net assets, except for JNL Multi-Manager Alternative Fund, the administrative fee will be 0.15% on average daily net assets between $0 - $3 billion and 0.13% on average daily net assets over $3 billion.  For the JNL Multi-Manager Alternative Fund, the administrative fee will be 0.18% on average daily net assets over $3 billion.  For Funds with a current administrative fee of 0.15%, the administrative fee will be 0.13% on average daily net assets over $3 billion. For Funds with a current administrative fee of 0.10%, the administrative fee will be 0.09% on average daily net assets over $3 billion.

No other events were noted that required adjustments to the financial statements or disclosures in the notes.

JNL Series Trust Sub-Advised Funds (Unaudited)

Additional Disclosures

June 30, 2015

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees (Class A shares of certain Funds) and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.  The examples do not reflect the expenses of the variable insurance contracts or the separate account.  Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  This section provides information that can be used to compare each Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Annualized Expense Ratios	Expenses Paid During Period†	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Annualized Expense Ratios	Expenses Paid During Period††
JNL/AllianceBernstein Dynamic Asset Allocation Fund
Class A	$1,000.00	$1,022.60	1.10%	$5.52	$1,000.00	$1,019.33	1.10%	$5.51
JNL/AQR Managed Futures Strategy Fund
Class A	1,000.00	999.00	1.35	6.69	1,000.00	1,018.10	1.35	6.76
Class B	1,000.00	1,000.00	1.15	5.70	1,000.00	1,019.09	1.15	5.76
JNL/BlackRock Commodity Securities Strategy Fund
Class A	1,000.00	963.40	0.98	4.77	1,000.00	1,019.92	0.98	4.91
Class B	1,000.00	964.80	0.78	3.80	1,000.00	1,020.91	0.78	3.91
JNL/BlackRock Global Allocation Fund
Class A	1,000.00	1,026.20	1.07	5.38	1,000.00	1,019.48	1.07	5.36
Class B	1,000.00	1,027.60	0.87	4.37	1,000.00	1,020.47	0.87	4.36
JNL/BlackRock Large Cap Select Growth Fund
Class A	1,000.00	1,059.70	0.91	4.65	1,000.00	1,020.30	0.91	4.56
Class B	1,000.00	1,060.90	0.71	3.63	1,000.00	1,021.29	0.71	3.56
JNL/Boston Partners Global Long Short Equity Fund
Class A	1,000.00	1,046.70	2.67	13.55	1,000.00	1,011.53	2.67	13.32
JNL/Brookfield Global Infrastructure and MLP Fund
Class A	1,000.00	942.00	1.14	5.49	1,000.00	1,019.13	1.14	5.71
Class B	1,000.00	943.60	0.94	4.53	1,000.00	1,020.12	0.94	4.71
JNL/Capital Guardian Global Balanced Fund
Class A	1,000.00	1,032.00	1.00	5.04	1,000.00	1,019.84	1.00	5.01
Class B	1,000.00	1,033.80	0.80	4.03	1,000.00	1,020.84	0.80	4.01
JNL/Capital Guardian Global Diversified Research Fund
Class A	1,000.00	1,073.20	1.07	5.50	1,000.00	1,019.48	1.07	5.36
Class B	1,000.00	1,074.30	0.87	4.47	1,000.00	1,020.47	0.87	4.36
JNL/DFA U.S. Core Equity Fund
Class A	1,000.00	1,017.60	0.80	4.00	1,000.00	1,020.81	0.80	4.01
Class B	1,000.00	1,019.20	0.60	3.00	1,000.00	1,021.80	0.60	3.01
JNL/Eagle SmallCap Equity Fund
Class A	1,000.00	1,075.20	0.98	5.04	1,000.00	1,019.92	0.98	4.91
Class B	1,000.00	1,076.30	0.78	4.02	1,000.00	1,020.91	0.78	3.91
JNL/Eastspring Investments Asia ex-Japan Fund
Class A	1,000.00	1,006.30	1.27	6.32	1,000.00	1,018.50	1.27	6.36
Class B	1,000.00	1,006.30	1.07	5.32	1,000.00	1,019.49	1.07	5.36
JNL/Eastspring Investments China-India Fund
Class A	1,000.00	1,083.70	1.31	6.77	1,000.00	1,018.29	1.31	6.56
Class B	1,000.00	1,084.30	1.11	5.74	1,000.00	1,019.30	1.11	5.56
JNL/Franklin Templeton Global Growth Fund
Class A	1,000.00	1,016.00	1.00	5.00	1,000.00	1,019.84	1.00	5.01
Class B	1,000.00	1,016.90	0.80	4.00	1,000.00	1,020.84	0.80	4.01
JNL/Franklin Templeton Global Multisector Bond Fund
Class A	1,000.00	996.50	1.06	5.25	1,000.00	1,019.56	1.06	5.31
Class B	1,000.00	997.40	0.86	4.26	1,000.00	1,020.55	0.86	4.31

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Annualized Expense Ratios	Expenses Paid During Period†	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Annualized Expense Ratios	Expenses Paid During Period††
JNL/Franklin Templeton Income Fund
Class A	$1,000.00	$990.60	0.92%	$4.54	$1,000.00	$1,020.22	0.92%	$4.61
Class B	1,000.00	992.00	0.72	3.56	1,000.00	1,021.21	0.72	3.61
JNL/Franklin Templeton International Small Cap Growth Fund
Class A	1,000.00	1,088.00	1.30	6.73	1,000.00	1,018.34	1.30	6.51
Class B	1,000.00	1,089.30	1.10	5.70	1,000.00	1,019.33	1.10	5.51
JNL/Franklin Templeton Mutual Shares Fund
Class A	1,000.00	1,021.20	1.02	5.11	1,000.00	1,019.72	1.02	5.11
Class B	1,000.00	1,022.70	0.82	4.11	1,000.00	1,020.71	0.82	4.11
JNL/Franklin Templeton Small Cap Value Fund
Class A	1,000.00	1,010.50	1.08	5.38	1,000.00	1,019.46	1.08	5.41
Class B	1,000.00	1,011.90	0.88	4.39	1,000.00	1,020.45	0.88	4.41
JNL/Goldman Sachs Core Plus Bond Fund
Class A	1,000.00	996.60	0.87	4.31	1,000.00	1,020.47	0.87	4.36
Class B	1,000.00	998.30	0.67	3.32	1,000.00	1,021.46	0.67	3.36
JNL/Goldman Sachs Emerging Markets Debt Fund
Class A	1,000.00	963.70	1.06	5.16	1,000.00	1,019.52	1.06	5.31
Class B	1,000.00	964.90	0.86	4.19	1,000.00	1,020.52	0.86	4.31
JNL/Goldman Sachs Mid Cap Value Fund
Class A	1,000.00	999.10	0.99	4.91	1,000.00	1,019.88	0.99	4.96
Class B	1,000.00	1,000.90	0.79	3.92	1,000.00	1,020.87	0.79	3.96
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A	1,000.00	1,021.60	1.95	9.77	1,000.00	1,015.12	1.95	9.74
Class B	1,000.00	1,022.20	1.75	8.77	1,000.00	1,016.11	1.75	8.75
JNL/Harris Oakmark Global Equity Fund
Class A	1,000.00	962.00	1.21	2.08	1,000.00	1,018.80	1.21	6.06
JNL/Invesco Global Real Estate Fund
Class A	1,000.00	971.40	1.05	5.13	1,000.00	1,019.57	1.05	5.26
Class B	1,000.00	971.80	0.85	4.16	1,000.00	1,020.56	0.85	4.26
JNL/Invesco International Growth Fund
Class A	1,000.00	1,034.60	0.97	4.89	1,000.00	1,019.97	0.97	4.86
Class B	1,000.00	1,035.20	0.77	3.89	1,000.00	1,020.96	0.77	3.86
JNL/Invesco Large Cap Growth Fund
Class A	1,000.00	1,024.20	0.96	4.82	1,000.00	1,020.04	0.96	4.81
Class B	1,000.00	1,025.20	0.76	3.82	1,000.00	1,021.03	0.76	3.81
JNL/Invesco Mid Cap Value Fund
Class A	1,000.00	1,052.20	0.98	4.99	1,000.00	1,019.94	0.98	4.91
Class B	1,000.00	1,053.50	0.78	3.97	1,000.00	1,020.94	0.78	3.91
JNL/Invesco Small Cap Growth Fund
Class A	1,000.00	1,086.80	1.11	5.74	1,000.00	1,019.31	1.11	5.56
Class B	1,000.00	1,087.90	0.91	4.71	1,000.00	1,020.31	0.91	4.56
JNL/Ivy Asset Strategy Fund
Class A	1,000.00	998.50	1.20	5.95	1,000.00	1,018.84	1.20	6.01
Class B	1,000.00	1,000.00	1.00	4.96	1,000.00	1,019.83	1.00	5.01
JNL/JPMorgan International Value Fund
Class A	1,000.00	1,065.50	1.00	5.12	1,000.00	1,019.84	1.00	5.01
Class B	1,000.00	1,066.70	0.80	4.10	1,000.00	1,020.83	0.80	4.01
JNL/JPMorgan MidCap Growth Fund
Class A	1,000.00	1,103.90	0.94	4.90	1,000.00	1,020.15	0.94	4.71
Class B	1,000.00	1,105.00	0.74	3.86	1,000.00	1,021.15	0.74	3.71
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A	1,000.00	1,002.20	0.69	3.43	1,000.00	1,021.39	0.69	3.46
Class B	1,000.00	1,002.90	0.49	2.43	1,000.00	1,022.38	0.49	2.46
JNL/Lazard Emerging Markets Fund
Class A	1,000.00	990.00	1.22	6.02	1,000.00	1,018.76	1.22	6.11
Class B	1,000.00	991.00	1.02	5.04	1,000.00	1,019.75	1.02	5.11
JNL/Mellon Capital Emerging Markets Index Fund
Class A	1,000.00	1,030.00	0.74	3.72	1,000.00	1,021.12	0.74	3.71
Class B	1,000.00	1,030.90	0.54	2.72	1,000.00	1,022.13	0.54	2.71
JNL/Mellon Capital European 30 Fund
Class A	1,000.00	1,048.50	0.70	3.56	1,000.00	1,021.32	0.70	3.51
Class B	1,000.00	1,048.90	0.50	2.54	1,000.00	1,022.32	0.50	2.51

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Annualized Expense Ratios	Expenses Paid During Period†	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Annualized Expense Ratios	Expenses Paid During Period††
JNL/Mellon Capital Pacific Rim 30 Fund
Class A	$1,000.00	$1,123.60	0.71%	$3.74	$1,000.00	$1,021.25	0.71%	$3.56
Class B	1,000.00	1,124.10	0.51	2.69	1,000.00	1,022.25	0.51	2.56
JNL/Mellon Capital S&P 500 Index Fund
Class A	1,000.00	1,009.90	0.56	2.79	1,000.00	1,022.02	0.56	2.81
Class B	1,000.00	1,008.60	0.36	1.79	1,000.00	1,023.01	0.36	1.81
JNL/Mellon Capital S&P 400 MidCap Index Fund
Class A	1,000.00	1,039.50	0.58	2.93	1,000.00	1,021.93	0.58	2.91
Class B	1,000.00	1,036.70	0.38	1.92	1,000.00	1,022.92	0.38	1.91
JNL/Mellon Capital Small Cap Index Fund
Class A	1,000.00	1,045.80	0.56	2.84	1,000.00	1,022.02	0.56	2.81
Class B	1,000.00	1,046.90	0.36	1.83	1,000.00	1,023.01	0.36	1.81
JNL/Mellon Capital International Index Fund
Class A	1,000.00	1,062.20	0.62	3.17	1,000.00	1,021.70	0.62	3.11
Class B	1,000.00	1,062.90	0.42	2.15	1,000.00	1,022.69	0.42	2.11
JNL/Mellon Capital Bond Index Fund
Class A	1,000.00	994.90	0.58	2.87	1,000.00	1,021.93	0.58	2.91
Class B	1,000.00	996.70	0.38	1.88	1,000.00	1,022.92	0.38	1.91
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
Class A	1,000.00	1,030.70	0.70	3.52	1,000.00	1,021.32	0.70	3.51
Class B	1,000.00	1,031.40	0.50	2.52	1,000.00	1,022.31	0.50	2.51
JNL/Mellon Capital Utilities Sector Fund
Class A	1,000.00	891.10	0.70	3.28	1,000.00	1,021.32	0.70	3.51
JNL/Morgan Stanley Mid Cap Growth Fund
Class A	1,000.00	1,023.20	1.10	5.52	1,000.00	1,019.32	1.10	5.51
Class B	1,000.00	1,023.80	0.90	4.52	1,000.00	1,020.32	0.90	4.51
JNL Multi-Manager Alternative Fund
Class A	1,000.00	981.00	2.17	3.77	1,000.00	1,014.02	2.17	10.84
JNL/Neuberger Berman Strategic Income Fund
Class A	1,000.00	1,007.30	0.94	4.68	1,000.00	1,020.15	0.94	4.71
Class B	1,000.00	1,008.20	0.74	3.68	1,000.00	1,021.14	0.74	3.71
JNL/Oppenheimer Emerging Markets Innovator Fund
Class A	1,000.00	957.00	1.46	2.51	1,000.00	1,017.57	1.46	7.30
JNL/Oppenheimer Global Growth Fund
Class A	1,000.00	1,103.60	0.98	5.11	1,000.00	1,019.96	0.98	4.91
Class B	1,000.00	1,104.90	0.78	4.07	1,000.00	1,020.94	0.78	3.91
JNL/PIMCO Real Return Fund
Class A	1,000.00	996.20	0.90	4.45	1,000.00	1,020.32	0.90	4.51
Class B	1,000.00	996.20	0.70	3.46	1,000.00	1,021.32	0.70	3.51
JNL/PIMCO Total Return Bond Fund
Class A	1,000.00	1,001.60	0.79	3.92	1,000.00	1,020.90	0.79	3.96
Class B	1,000.00	1,002.20	0.59	2.93	1,000.00	1,021.89	0.59	2.96
JNL/PPM America Floating Rate Income Fund
Class A	1,000.00	1,023.50	0.98	4.92	1,000.00	1,019.94	0.98	4.91
JNL/PPM America High Yield Bond Fund
Class A	1,000.00	1,028.60	0.74	3.72	1,000.00	1,021.15	0.74	3.71
Class B	1,000.00	1,027.70	0.54	2.71	1,000.00	1,022.14	0.54	2.71
JNL/PPM America Mid Cap Value Fund
Class A	1,000.00	1,023.80	1.00	5.02	1,000.00	1,019.84	1.00	5.01
Class B	1,000.00	1,025.00	0.80	4.02	1,000.00	1,020.82	0.80	4.01
JNL/PPM America Small Cap Value Fund
Class A	1,000.00	1,060.40	1.00	5.11	1,000.00	1,019.84	1.00	5.01
Class B	1,000.00	1,061.00	0.80	4.09	1,000.00	1,020.82	0.80	4.01
JNL/PPM America Value Equity Fund
Class A	1,000.00	996.90	0.86	4.26	1,000.00	1,020.54	0.86	4.31
Class B	1,000.00	997.90	0.66	3.27	1,000.00	1,021.52	0.66	3.31
JNL/Red Rocks Listed Private Equity Fund
Class A	1,000.00	1,076.10	1.17	6.02	1,000.00	1,019.01	1.17	5.86
Class B	1,000.00	1,077.20	0.97	5.00	1,000.00	1,020.00	0.97	4.86
JNL/S&P Competitive Advantage Fund
Class A	1,000.00	1,034.30	0.66	3.33	1,000.00	1,021.52	0.66	3.31
Class B	1,000.00	1,035.40	0.46	2.32	1,000.00	1,022.51	0.46	2.31

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Annualized Expense Ratios	Expenses Paid During Period†	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Annualized Expense Ratios	Expenses Paid During Period††
JNL/S&P Dividend Income & Growth Fund
Class A	$1,000.00	$970.50	0.66%	$3.22	$1,000.00	$1,021.52	0.66%	$3.31
Class B	1,000.00	972.10	0.46	2.25	1,000.00	1,022.51	0.46	2.31
JNL/S&P International 5 Fund
Class A	1,000.00	1,049.70	0.80	4.07	1,000.00	1,020.82	0.80	4.01
JNL/S&P Intrinsic Value Fund
Class A	1,000.00	987.30	0.66	3.25	1,000.00	1,021.52	0.66	3.31
Class B	1,000.00	988.70	0.46	2.27	1,000.00	1,022.51	0.46	2.31
JNL/S&P Mid 3 Fund
Class A	1,000.00	1,018.40	0.80	4.00	1,000.00	1,020.82	0.80	4.01
Class B	1,000.00	1,019.20	0.60	3.00	1,000.00	1,021.81	0.60	3.01
JNL/S&P Total Yield Fund
Class A	1,000.00	983.40	0.67	3.29	1,000.00	1,021.50	0.67	3.36
Class B	1,000.00	984.80	0.47	2.31	1,000.00	1,022.47	0.47	2.36
JNL/Scout Unconstrained Bond Fund
Class A	1,000.00	1,007.30	1.00	4.98	1,000.00	1,019.84	1.00	5.01
JNL/T. Rowe Price Established Growth Fund
Class A	1,000.00	1,070.20	0.86	4.41	1,000.00	1,020.53	0.86	4.31
Class B	1,000.00	1,071.10	0.66	3.39	1,000.00	1,021.52	0.66	3.31
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A	1,000.00	1,077.70	1.01	5.20	1,000.00	1,019.81	1.01	5.06
Class B	1,000.00	1,078.90	0.81	4.18	1,000.00	1,020.80	0.81	4.06
JNL/T. Rowe Price Short-Term Bond Fund
Class A	1,000.00	1,006.10	0.71	3.53	1,000.00	1,021.29	0.71	3.56
Class B	1,000.00	1,007.00	0.51	2.54	1,000.00	1,022.29	0.51	2.56
JNL/T. Rowe Price Value Fund
Class A	1,000.00	1,011.00	0.91	4.54	1,000.00	1,020.30	0.91	4.56
Class B	1,000.00	1,012.40	0.71	3.54	1,000.00	1,021.29	0.71	3.56
JNL/Westchester Capital Event Driven Fund
Class A	1,000.00	983.00	1.57	2.73	1,000.00	1,017.01	1.57	7.85
JNL/WMC Balanced Fund
Class A	1,000.00	998.60	0.73	3.62	1,000.00	1,021.16	0.73	3.66
Class B	1,000.00	999.60	0.53	2.63	1,000.00	1,022.15	0.53	2.66
JNL/WMC Money Market Fund
Class A	1,000.00	1,000.00	0.21	1.04	1,000.00	1,023.75	0.21	1.05
Class B	1,000.00	1,000.00	0.21	1.04	1,000.00	1,023.75	0.21	1.05
JNL/WMC Value Fund
Class A	1,000.00	1,009.50	0.78	3.89	1,000.00	1,020.95	0.78	3.91
Class B	1,000.00	1,010.90	0.58	2.89	1,000.00	1,021.94	0.58	2.91

† For Funds with at least 6-month operating history, expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).  For Funds with less than 6-month’s operating history, expenses paid during the period are equal to the annualized net expenses ratio, multiplied by the average account value over the period since inception, then multiplied by 64/365 (to reflect the period since the Fund’s inception).

†† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings.  The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record.  A description of the Policy of the Funds’ Adviser (and sub-advisers) used to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2015, are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the SEC’s website at www.sec.gov.

TRUSTEES AND OFFICERS OF JNL SERIES TRUST (“TRUST”)

The interested Trustee and the Officers of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers.  The following persons, who are independent Trustees of the Trust, received from the Trust the compensation amounts indicated for the services as such for the 6-month period ended June 30, 2015:

Trustee	Aggregate Compensation from the Trust(1)	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
Michael Bouchard	$116,914	$0	$0	$131,500	(3)
Ellen Carnahan	$117,803	$0	$0	$132,500	(4)
William J. Crowley, Jr.(2)	$137,807	$0	$0	$155,000	(5)
Michelle Engler	$113,357	$0	$0	$127,500
John Gillespie	$108,912	$0	$0	$122,500	(6)
Richard McLellan	$113,357	$0	$0	$127,500
William R. Rybak	$121,359	$0	$0	$136,500
Edward Wood	$117,803	$0	$0	$132,500	(7)
Patricia Woodworth	$108,912	$0	$0	$122,500	(8)

(1) The fees paid to the independent Trustees are paid for combined service on the Boards of the Trust, JNL Investors Series Trust, JNL Variable Fund LLC, and JNL Strategic Income Fund LLC (the “Fund Complex”).  The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Trustees are $1,188,000.

(2) Mr. Crowley is an ex officio member of the Governance Committee.  Therefore, he does not receive any compensation as a member of the Governance Committee.

(3) Amount includes $6,450 deferred by Mr. Bouchard.

(4) Amount includes $66,250 deferred by Ms. Carnahan.

(5) Amount includes $124,000 deferred by Mr. Crowley.

(6) Amount includes $61,250 deferred by Mr. Gillespie.

(7) Amount includes $132,500 deferred by Mr. Wood.

(8) Amount includes $51,000 deferred by Ms. Woodworth.

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48951 or by visiting www.jackson.com.

JNL SERIES TRUST (“TRUST”)

APPROVAL OF THE TRUST’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate Funds and, as required by law, determines whether to approve the Trust’s advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s Sub-Adviser(s) (“Sub-Advisory Agreements” and, collectively with the Advisory Agreement, the “Agreements”).

At a meeting on June 2-3, 2015, the Board, including all of the independent trustees, who are not considered interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the addition of one new Fund to the Advisory Agreement and approval of nine new Sub-Advisory Agreements.  In advance of the meetings, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration of the Agreements.  At the conclusion of the Board’s discussions, the Board approved the Agreements through September 30, 2016.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel.  The Board considered the factors it deemed relevant, including:  (1) the nature, quality and extent of the services to be provided, (2) the investment performance of each Fund, (3) cost of services of each Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (6) other benefits that may accrue to JNAM or each Sub-Adviser through its relationship with the Trust.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and each Sub-Adviser and to consider the terms of the Agreements.  Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of each applicable Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and by the proposed Sub-Advisers.

For each Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of the Sub-Advisers pursuant to the Trust’s “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Fund.  The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Funds, including the Funds’ distributor, transfer agent, and custodian.  With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the Funds’ existing Sub-Advisers.

The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser.  The Board noted JNAM’s evaluation of the Sub-Advisers, as well as JNAM’s recommendations, based on its review of the Sub-Advisers, to approve the Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the Funds and each Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ portfolio managers who would be responsible for the day-to-day management of each Fund.  The Board reviewed information pertaining to JNAM’s and each Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and each Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Advisers from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by JNAM under the Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by each Sub-Adviser under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

New Fund:

JNL/DoubleLine Shiller Enhanced CAPE Fund.  The Board took into account that the Fund had not commenced operations and there was no Fund performance data to review.  The Board reviewed the performance of the proposed Sub-Adviser’s investment mandate with similar investment strategies to those of the Fund.  The Board concluded that it would be in the best interests of the Fund and its potential shareholders to approve the Agreement.

Sub-Adviser Replacements for Existing Funds:

JNL/Eagle SmallCap Equity Fund (name changed to JNL/Multi-Manager Small Cap Growth Fund).  The Board reviewed the performance of the proposed Sub-Advisers’ investment mandates with a similar investment strategy to that of the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Agreements.

JNL/Franklin Templeton Small Cap Value Fund (name changed to JNL Multi-Manager Small Cap Value Fund).  The Board reviewed the performance of the proposed Sub-Advisers’ investment mandates with similar investment strategies to those of the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Agreements.

JNL/JPMorgan International Value Fund (name changed to JNL/Causeway International Value Select Fund).  The Board reviewed the performance of the proposed Sub-Adviser’s investment mandate with similar investment strategies to those of the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Agreements.

Costs of Services

The Board reviewed the fees to be paid to JNAM and each Fund’s Sub-Adviser(s).  For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients, if any.  The Board also noted that JNAM does not manage any institutional accounts with which the Funds’ fees could be compared.  Using information provided by an independent data service, the Board evaluated the new Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”).  While the Board also considered each Fund’s sub-advisory fee(s) and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee(s) would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

New Fund:

JNL/DoubleLine Shiller Enhanced CAPE Fund.  The Board considered that, while the Fund’s advisory and sub-advisory fees are higher than their respective peer group averages, the total expense ratio of the Fund is only one basis point higher than that of its peer group average.  The Board also considered the uniqueness of DoubleLine’s strategy and the strategy’s strong performance since inception.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its potential shareholders in light of the above.

Sub-Adviser Replacements for Existing Funds:

JNL/Eagle SmallCap Equity Fund (name changed to JNL/Multi-Manager Small Cap Growth Fund). The Board considered that the Fund’s proposed sub-advisory fees are lower than the peer group average.  The Board concluded that the sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

JNL/Franklin Templeton Small Cap Value Fund (name changed to JNL Multi-Manager Small Cap Value Fund).   The Board considered that the Fund’s proposed sub-advisory fees are higher than the peer group average.  The Board also noted that the sub-advisory fees would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on the Fund’s total expense ratio.  The Board concluded that the sub-advisory fees are in the best interests of the Fund and its shareholders in light of the quality of services to be provided.

JNL/JPMorgan International Value Fund (name changed to JNL/Causeway International Value Select Fund).  The Board considered that the Fund’s proposed sub-advisory fee is lower than the peer group average.  The Board concluded that the sub-advisory fee is in the best interests of the Fund and its shareholders in light of the services to be provided.

Economies of Scale

The Board considered whether each Fund’s proposed advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund contains breakpoints that decrease the fee rate as assets increase.  The Board concluded that the advisory fees in some measure share economies of scale with shareholders.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds.  The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.  The Board also noted that certain Sub-Advisers would pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manage.  In addition, certain affiliates of the Sub-Advisers may participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for its activities, in addition to payments for marketing and conferences.  Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers through their relationship with the Funds, the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the Sub-Adviser as a result of its relationship with the Funds.

JNL SERIES TRUST (“TRUST”)

APPROVAL OF A NEW INVESTMENT SUB-ADVISORY AGREEMENT

WITH RED ROCKS CAPITAL, LLC (for the JNL/Red Rocks Listed Private Equity Fund)

The Board, including all of the Independent Trustees, considered information relating to the new Red Rocks Sub-Advisory Agreement for the JNL/Red Rocks Listed Private Equity Fund (“Red Rocks Fund”) between JNAM and Red Rocks.  The Board previously approved the original Sub-Advisory Agreement at a Board meeting held on August 26-27, 2014.  JNAM recommended approving the new Red Rocks Sub-Advisory Agreement in anticipation of the “change of control” at Red Rocks and the resulting automatic termination of the Original Sub-Advisory Agreement due to the Red Rocks Transaction.  JNAM asked the Board to approve a new, similar agreement with Red Rocks to be effective upon the termination of the original Sub-Advisory Agreement.  In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the new Red Rocks Sub-Advisory Agreement.  The Board received information from JNAM and Red Rocks responding to the Board’s requests and met in person to review and consider this information.  The Board also considered information it received throughout the year and relevant information provided at previous meetings.  At the conclusion of the Board’s discussion, the Board approved the new Red Rocks Sub-Advisory Agreement, to be effective upon the termination of the original Sub-Advisory Agreement.

As requested by the Board, Red Rocks provided information related to the following factors:  (1) the nature, quality and extent of the services Red Rocks has provided under the original Sub-Advisory Agreement and would provide under the new Sub-Advisory Agreement, (2) the historical results for the Red Rocks Fund, (3) the cost of the services of Red Rocks and comparative expense information, (4) whether economies of scale may be realized as the Red Rocks Fund grows and whether the fee structure is designed to provide economies of scale for the Red Rocks Fund’s investors, (5) the profits Red Rocks derives from its relationship with the Red Rocks Fund, and (6) other “fall-out” benefits that could be realized by Red Rocks (i.e., ancillary benefits derived by Red Rocks, or any of its affiliates, from its relationship with the Red Rocks Fund).  In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the Red Rocks Sub-Advisory Agreement.

Before approving the Red Rocks Sub-Advisory Agreement, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by Red Rocks, the oral presentation by representatives of Red Rocks, as well as the terms of the Red Rocks Sub-Advisory Agreement.  Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Red Rocks Sub-Advisory Agreement is in the best interests of the shareholders of the Red Rocks Fund. In reaching its conclusions, the Board considered numerous matters, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided, and to be provided, by JNAM and Red Rocks.

The Board considered the investment sub-advisory services provided, and to be provided, by Red Rocks.  The Board noted JNAM’s evaluation of Red Rocks, as well as JNAM’s recommendation, based on its review of Red Rocks, to approve the new Red Rocks Sub-Advisory Agreement.

The Board reviewed the qualifications and background of Red Rocks’ portfolio managers who are responsible for the day-to-day management of the Red Rocks Fund and noted that the portfolio managers would not change in connection with the change in control.  The Board reviewed information pertaining to Red Rocks’ proposed new organizational structure, senior management, financial stability, investment operations and other relevant information.  The Board considered the due diligence review undertaken by the Trust’s Chief Compliance Officer (“CCO”) on the proposed Red Rocks structure.

Based on the foregoing, the Board concluded that the Red Rocks Fund is likely to benefit from the nature, extent and quality of the services to be provided by its Sub-Adviser under the Red Rocks Sub-Advisory Agreement.

Investment Performance of the Fund and the Sub-Adviser

The Board considered the performance of the Red Rocks Fund.  The Board noted that the Red Rocks Fund’s inception date was October 6, 2008, and that the Red Rocks Fund has outperformed its benchmark, the S&P Listed Private Equity Index, for the one-, three- and five-year periods.  The Board concluded that it would be in the best interests of the Red Rocks Fund and its shareholders to approve the Red Rocks Sub-Advisory Agreement for the Red Rocks Fund based on its performance since inception.

Costs of Services

The Board reviewed the fees paid, and proposed to be paid, by JNAM to Red Rocks.  Using information provided by an independent data service, the Board evaluated the Red Rocks Fund’s fees and expenses, including its sub-advisory fees compared to the average sub-advisory fees for other funds similar in size, character and investment strategy (the “peer group”), as well as fees charged by Red Rocks to similar clients. However, the Board noted that the Red Rocks Fund’s sub-advisory fee would be paid by JNAM (not the Red Rocks Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on the Red Rocks Fund’s total expense ratio.  The Board considered that the Red Rocks Fund’s advisory fee and sub-advisory fee are higher than the Red Rocks Fund’s peer group averages. The Board also noted that the Red Rocks Fund’s total expense ratio is 0.15% basis points higher than its peer group average. The Board concluded that the fees are appropriate in light of the services provided and that it would be in the best interests of the Red Rocks Fund and its shareholders to approve the new Red Rocks Sub-Advisory Agreement.

Economies of Scale

The Board considered the Adviser’s and Red Rocks’ representations regarding economies of scale and noted that Red Rocks’ sub-advisory fee included breakpoints; however, the Board also acknowledged that because the sub-advisory fee was negotiated at arms’ length between JNAM and Red Rocks and is not an expense of the Red Rocks Fund, any breakpoints in the sub-advisory fee may only benefit the Red Rocks Fund indirectly through potential breakpoints in the advisory fee.  The Board noted that the Adviser’s advisory fee for the Red Rocks Fund also included breakpoints and concluded that those breakpoints in some measure share economies of scale with shareholders.

Profitability

The Board considered information concerning the costs incurred and profits realized by Red Rocks.  The Board determined that the profits realized by Red Rocks were not unreasonable.

Other Benefits to the Sub-Adviser

In evaluating the benefits that may accrue to Red Rocks through its relationship with the Red Rocks Fund, the Board noted that Red Rocks may pay for portions of meetings organized by the Red Rocks Fund’s distributor to educate wholesalers about the Red Rocks Fund.  The Board considered the Adviser’s assertion that those meetings would not yield a profit to the Red Rocks Fund’s distributor, Red Rocks would not be required to participate in the meetings and recommendations to hire or fire Red Rocks would not be influenced by Red Rocks’ willingness to participate in the meetings.

In evaluating the benefits that may accrue to Red Rocks through its relationship with the Red Rocks Fund, the Board noted that Red Rocks may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Red Rocks Fund’s assets and may also develop additional investment advisory business with the Adviser, the Trust or other clients of Red Rocks as a result of its relationship with the Red Rocks Fund.

JNL SERIES TRUST (“TRUST”)

APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT WITH

BLUEBAY ASSET MANAGEMENT LLP (“PROPOSED SUB-ADVISER”) AND APPROVAL OF

SUB-SUB-ADVISORY AGREEMENT BETWEEN BLUEBAY ASSET MANAGEMENT LLP AND

BLUEBAY ASSET MANAGEMENT USA LLC (“PROPOSED SUB-SUB-ADVISER”)

(for the JNL Multi-Manager Alternative Fund (BlueBay Global Unconstrained High Yield Strategy Sleeve))

The Board, including all of the Independent Trustees, considered information relating to the approval of an investment sub-advisory agreement between JNAM and the Proposed Sub-Adviser and approval of an investment sub-sub-advisory agreement between the Proposed Sub-Adviser and the Proposed Sub-Sub-Adviser (together, “Agreements”).  In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration.

JNAM provided information on the following factors: (1) the nature, quality and extent of the services to be provided, (2) the investment performance of the JNL Multi-Manager Alternative Fund, (3) costs of services of the JNL Multi-Manager Alternative Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as the JNL Multi-Manager Alternative Fund grows, and (6) other benefits that may accrue to JNAM or the Proposed Sub-Adviser/Proposed Sub-Sub-Adviser through its relationship with the JNL Multi-Manager Alternative Fund. In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM, the Proposed Sub-Adviser, and the Proposed Sub-Sub-Adviser.

The Board considered the investment sub-advisory services to be provided by the Proposed Sub-Adviser and the Proposed Sub-Sub-Adviser.  The Board noted JNAM’s evaluation of the Proposed Sub-Adviser and the Proposed Sub-Sub-Adviser, as well as JNAM’s recommendations, based on its review of the Proposed Sub-Adviser and the Proposed Sub-Sub-Adviser, to approve the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who would be responsible for the day-to-day management of the sleeve of the JNL Multi-Manager Alternative Fund pertaining to the Proposed Sub-Adviser and the Proposed Sub-Sub-Adviser.  The Board reviewed information pertaining to the Proposed Sub-Adviser’s and the Proposed Sub-Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both the Proposed Sub-Adviser and the Proposed Sub-Sub-Adviser. The Board considered a compliance report about the Proposed Sub-Adviser and the Proposed Sub-Sub-Adviser from the Funds’ Chief Compliance Officer.

Based on the foregoing, the Board concluded that the JNL Multi-Manager Alternative Fund is likely to benefit from the nature, extent and quality of the services to be provided by the Proposed Sub-Adviser and the Proposed Sub-Sub-Adviser under the applicable Agreements.

Investment Performance of the JNL Multi-Manager Alternative Fund

The Board took into account that the JNL Multi-Manager Alternative Fund has not commenced operations and there was no JNL Multi-Manager Alternative Fund performance data to review. The Board reviewed the performance of certain investment mandates with similar investment strategies of the Proposed Sub-Adviser and the Proposed Sub-Sub-Adviser.  The Board concluded that it would be in the best interest of the JNL Multi-Manager Alternative Fund and its potential shareholders to approve the Agreements.

Costs of Services

The Board reviewed the fees to be paid to the Proposed Sub-Adviser and the Proposed Sub-Sub-Adviser.  The Board reviewed fees charged by the Proposed Sub-Adviser and the Proposed Sub-Sub-Adviser to a similar client.  Using information provided by an independent data service, the Board evaluated the JNL Multi-Manager Alternative Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”).  While the Board also considered the JNL Multi-Manager Alternative Fund’s aggregate sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that the JNL Multi-Manager Alternative Fund’s aggregate sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on the JNL Multi-Manager Alternative Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of the JNL Multi-Manager Alternative Fund is set forth below:

JNL Multi-Manager Alternative Fund. The Board considered that the advisory fees are lower than the peer group average, though the aggregate sub-advisory fees are higher than the peer group average.  The Board also noted that the total expense ratio was below that of the peer group average.  The Board concluded that the advisory and aggregate sub-advisory fees are in the best interests of the JNL Multi-Manager Alternative Fund and its potential shareholders in light of the services to be provided.

Economies of Scale

The Board considered whether the JNL Multi-Manager Alternative Fund’s proposed advisory fee reflects the potential for economies of scale for the benefit of JNL Multi-Manager Alternative Fund’s shareholders.  Based on information provided by JNAM, the Board noted that the fee arrangement for the JNL Multi-Manager Alternative Fund contains breakpoints that decrease the fee rate as assets increase.  The Board concluded that the advisory fees in some measure share economies of scale with shareholders.

Other Benefits to the Proposed Sub-Adviser and the Proposed Sub-Sub-Adviser

In evaluating the benefits that may accrue to the Proposed Sub-Adviser and the Proposed Sub-Sub-Adviser through their relationship with the JNL Multi-Manager Alternative Fund, the Board noted that the Proposed Sub-Adviser and the Proposed-Sub-Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the JNL Multi-Manager Alternative Fund’s assets and may also develop additional investment advisory business with JNAM, the JNL Multi-Manager Alternative Fund or other clients of the sub-adviser as a result of its relationship with the JNL Multi-Manager Alternative Fund.

SUPPLEMENT DATED MAY 18, 2015

TO THE PROSPECTUS DATED APRIL 27, 2015

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective April 21, 2015, for the JNL/Franklin Templeton Global Growth Fund, please remove all references to Lisa Myers.

Effective April 21, 2015, in the section entitled, “Summary Overview of Each Fund” for the JNL/Franklin Templeton Global Growth Fund under “Portfolio Managers,” please delete the table in its entirety and replace it with the following:

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Norm Boersma, CFA	2011	President - Templeton Global Advisors Limited Chief Investment Officer - Templeton Global Equity Group
Tucker Scott, CFA	2007	Executive Vice President
Heather Arnold, CFA	2014	Executive Vice President, Director of Research and Portfolio Manager — Templeton Global Equity Group

Effective April 27, 2015, for the JNL/Capital Guardian Global Balanced Fund, please remove all references to Mark H. Dalzell and Wesley K. S. Phoa.

Effective April 27, 2015, in the section entitled, “Summary Overview of Each Fund” for the JNL/Capital Guardian Global Balanced Fund under “Portfolio Managers,” please delete the table in its entirety and replace it with the following:

Name:	Joined Fund Management Team In:	Title (in CGTC or one of its affiliates):
Mark A. Brett	2007	Partner, Capital Fixed Income Investors division
Michael Cohen	2009	Partner, Capital International Ltd.
David I. Fisher	2007	Partner, Capital International, Inc.
Thomas H. Hogh	2015	Partner, Capital Fixed Income Investors division
Nancy J. Kyle	2007	Partner, Capital International, Inc.
Robert H. Neithart	2007	Partner, Capital Fixed Income Investors division
Lionel M. Sauvage	2007	Partner, Capital International Ltd.
Lisa B. Thompson	2012	Partner, Capital International, Inc.

This Supplement is dated May 18, 2015.

(To be used with JMV7698 04/15, VC5869 04/15, JMV7697 04/15, VC5890 04/15, VC5890ML 04/15, VC4224 04/15, JMV8798 04/15, JMV9476 04/15, JMV5763ML 04/15, JMV9476ML 04/15, JMV5763WF 04/15, JMV9476WF 04/15, VC5995 04/15, JMV5765 04/15, JMV2731 04/15, JMV9476L 04/15, VC5825GW 04/15, VC5885GW 04/15, VC5884GW 04/15, JMV7698NY 04/15, NV5869 04/15, JMV7697NY 04/15, NV5890 04/15, NV4224 04/15, JMV9476NY 04/15, NV4224WF 04/15, JMV9476WFNY 04/15, NMV2731 04/15, JMV9476LNY 04/15, FVC4224FT 04/15, VC5526 04/15, VC3656 04/15, VC3657 04/15, VC3723 04/15, NV5526 04/15, NV3174GW 04/15, NV3174CEGW 04/15, NV3784 04/15, HR105 04/15, and VC2440 04/15.)

CMX15239 05/15

SUPPLEMENT DATED MAY 18, 2015

TO THE PROSPECTUS DATED APRIL 27, 2015

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective April 27, 2015, in the “Annual Fund Operating Expenses” tables for the JNL/Goldman Sachs U.S. Equity Flex Fund, please delete footnote 1 and replace it with the following:

(1)Other expenses are based on amounts incurred during the period ended December 31, 2014. The amount includes the costs associated with the Fund’s short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.78%.  The Fund’s actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund’s short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time.  The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.

This Supplement is dated May 18, 2015.

(To be used with JMV7698 04/15, VC5869 04/15, JMV7697 04/15, VC5890 04/15, VC5890ML 04/15, VC4224 04/15, JMV8798 04/15, JMV9476 04/15, JMV5763ML 04/15, JMV9476ML 04/15, JMV5763WF 04/15, JMV9476WF 04/15, VC5995 04/15, JMV5765 04/15, JMV2731 04/15, JMV8037 04/15, JMV8037BE 04/15, JMV9476L 04/15, VC5825GW 04/15, VC5885GW 04/15, VC5884GW 04/15, JMV7698NY 04/15, NV5869 04/15, JMV7697NY 04/15, NV5890 04/15, NV4224 04/15, JMV9476NY 04/15, NV4224WF 04/15, JMV9476WFNY 04/15, NMV2731 04/15, JMV8037NY 04/15, JMV8037BENY 04/15, JMV9476LNY 04/15, FVC4224FT 04/15, VC5526 04/15, VC3656 04/15, VC3657 04/15, VC3723 04/15, NV5526 04/15, NV3174GW 04/15, NV3174CEGW 04/15, NV3784 04/15, NV5825GW 04/15, HR105 04/15, and VC2440 04/15.)

CMX15237 05/15

SUPPLEMENT DATED MAY 18, 2015

TO THE PROSPECTUS DATED APRIL 27, 2015

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective April 27, 2015, in the section entitled, “Expense Example” for the JNL/Invesco Large Cap Growth Fund, please delete the Class B table in its entirety and replace it with the following:

Class B

1 year	3 years	5 years	10 years
$78	$243	$422	$942

This Supplement is dated May 18, 2015.

(To be used with JMV7698 04/15, VC5869 04/15, JMV7697 04/15, VC5890 04/15, VC5890ML 04/15, VC4224 04/15, JMV8798 04/15, JMV9476 04/15, JMV5763ML 04/15, JMV9476ML 04/15, JMV5763WF 04/15, JMV9476WF 04/15, VC5995 04/15, JMV5765 04/15, JMV2731 04/15, JMV9476L 04/15, VC5825GW 04/15, VC5885GW 04/15, VC5884GW 04/15, JMV7698NY 04/15, NV5869 04/15, JMV7697NY 04/15, NV5890 04/15, NV4224 04/15, JMV9476NY 04/15, NV4224WF 04/15, JMV9476WFNY 04/15, NMV2731 04/15, JMV9476LNY 04/15, FVC4224FT 04/15, VC5526 04/15, VC3656 04/15, VC3657 04/15, VC3723 04/15, NV5526 04/15, NV3174GW 04/15, NV3174CEGW 04/15, NV3784 04/15, NV5825GW 04/15, HR105 04/15, and VC2440 04/15.)

CMX15238 05/15

SUPPLEMENT DATED JUNE 10, 2015

TO THE PROSPECTUS DATED APRIL 27, 2015

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Sub-Adviser and Name Change for JNL/Eagle SmallCap Equity Fund

On June 2-3, 2015, the Board of Trustees (the “Board”) of the JNL Series Trust (the “Trust”) approved a change of sub-adviser for JNL/Eagle SmallCap Equity Fund.  Contract owners will be sent an Information Statement containing additional information on the change of sub-adviser for the JNL/Eagle SmallCap Equity Fund. The Fund will be co-sub-advised by Granahan Investment Management, Inc., LMCG Investments, LLC, and RS Investment Management Co. LLC.  The name of the Fund will change to JNL Multi-Manager Small Cap Growth Fund.  The change in sub-adviser is not subject to shareholder approval and is expected to take place on or around September 21, 2015.

Sub-Adviser and Name Change for JNL/Franklin Templeton Small Cap Value Fund

On June 2-3, 2015, the Board of the Trust approved a change of sub-adviser for JNL/Franklin Templeton Small Cap Value Fund.  Contract owners will be sent an Information Statement containing additional information on the change of sub-adviser for the JNL/Franklin Templeton Small Cap Value Fund. The Fund will be co-sub-advised by Century Capital Management, LLC, Chicago Equity Partners, LLC, Cooke & Bieler L.P., and Cortina Asset Management, LLC.  The name of the Fund will change to JNL Multi-Manager Small Cap Value Fund.  The change in sub-adviser is not subject to shareholder approval and is expected to take place on or around September 21, 2015.

Sub-Adviser and Name Change for JNL/JPMorgan International Value Fund

On June 2-3, 2015, the Board of the Trust approved a change of sub-adviser for JNL/JPMorgan International Value Fund.  Contract owners will be sent an Information Statement containing additional information on the change of sub-adviser for the JNL/JPMorgan International Value Fund. The Fund will be sub-advised by Causeway Capital Management LLC.  The name of the Fund will change to JNL/Causeway International Value Select Fund. The change in sub-adviser is not subject to shareholder approval and is expected to take place on or around September 21, 2015.

This Supplement is dated June 10, 2015.

(To be used with JMV7698 04/15, VC5869 04/15, JMV7697 04/15, VC5890 04/15, VC5890ML 04/15, VC4224 04/15, JMV8798 04/15, JMV9476 04/15, JMV5763ML 04/15, JMV9476ML 04/15, JMV5763WF 04/15, JMV9476WF 04/15, VC5995 04/15, JMV5765 04/15, JMV2731 04/15, JMV8037 04/15, JMV8037BE 04/15, JMV9476L 04/15, VC5825GW 04/15, VC5885GW 04/15, VC5884GW 04/15, JMV7698NY 04/15, NV5869 04/15, JMV7697NY 04/15, NV5890 04/15, NV4224 04/15, JMV9476NY 04/15, NV4224WF 04/15, JMV9476WFNY 04/15, NMV2731 04/15, JMV8037NY 04/15, JMV8037BENY 04/15, JMV9476LNY 04/15, FVC4224FT 04/15, VC5526 04/15, VC3656 04/15, VC3657 04/15, VC3723 04/15, NV5526 04/15, NV3174GW 04/15, NV3174CEGW 04/15, NV3784 04/15, NV5825GW 04/15, HR105 04/15, and VC2440 04/15.)

CMX15483 06/15

SUPPLEMENT DATED JUNE 10, 2015

TO THE PROSPECTUS DATED APRIL 27, 2015

JNL SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund

On June 2-3, 2015, the Board of Trustees (the “Board”) of the JNL Series Trust (the “Trust”) approved the proposed reorganization of the JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund (“MC Dow Fund” or “Acquired Fund”), a series of the Trust, into the JNL/Mellon Capital S&P 400 MidCap Index Fund (“MC S&P 400 Fund” or “Acquiring Fund”) (the “Reorganization”), a series of the JNL Series Trust.

The Reorganization is subject to approval by the shareholders of the MC Dow Fund at a shareholders’ meeting expected to be held in August 2015, as well as the satisfactory completion of due diligence on the MC S&P 400 Fund.  If approved, it is expected that the Reorganization will take place on or around September 21, 2015 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the MC Dow Fund’s assets and liabilities would be transferred to the MC S&P 400 Fund in return for shares of the MC S&P 400 Fund having an aggregate net asset value equal to the MC Dow Fund’s net assets as of the Closing Date.  These MC S&P 400 Fund shares would be distributed pro rata to shareholders of the MC Dow Fund in exchange for their MC Dow Fund shares.  MC Dow Fund shareholders on the Closing Date would thus become shareholders of the MC S&P 400 Fund and receive shares of the MC S&P 400 Fund with a total net asset value equal to that of their shares of the MC S&P 400 Fund on the Closing Date.  Shareholders will not pay any sales charges in connection with the Reorganization.

The federal income tax treatment of the Reorganization depends upon several factors, including the extent to which the Acquired Fund disposes of assets prior to the completion of the Reorganization and whether the Reorganization qualifies as a tax-free reorganization under Section 368(a)(1) of the Code.  In the event the Reorganization qualifies as a tax-free reorganization, no gain or loss will be recognized by the Acquired Fund or its shareholders. The Acquired Fund may dispose of a portion or all of its portfolio securities in connection with and prior to the Reorganization.  The Acquired Fund will recognize gain or loss upon such dispositions; any such gains will be distributed to Acquired Fund shareholders.  In the event the Reorganization does not qualify as a tax-free reorganization, the Acquired Fund will recognize gain or loss on the transfer of its portfolio assets to Acquiring Fund, and the Acquired Fund shareholders will recognize gain or loss on the exchange of their shares for Acquiring Fund shares.

The investment objectives and principal investment strategies of the MC Dow Fund and the MC S&P 400 Fund are comparable and the risk profiles for both Funds overlap.  The MC Dow Fund and the MC S&P 400 Fund have different investment advisers.  A full description of the S&P 400 Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the MC Dow Fund on or about July 13, 2015.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of MC S&P 400 Fund, nor is it a solicitation of any proxy.  For more information regarding MC S&P 400 Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

This Supplement is dated June 10, 2015.

(To be used with JMV7698 04/15, VC5869 04/15, JMV7697 04/15, VC5890 04/15, VC5890ML 04/15, VC4224 04/15, JMV8798 04/15, JMV9476 04/15, JMV5763ML 04/15, JMV9476ML 04/15, JMV5763WF 04/15, JMV9476WF 04/15, JMV2731 04/15, JMV9476L 04/15, VC5825GW 04/15, VC5885GW 04/15, VC5884GW 04/15, JMV7698NY 04/15, NV5869 04/15, JMV7697NY 04/15, NV5890 04/15, NV4224 04/15, JMV9476NY 04/15, NV4224WF 04/15, JMV9476WFNY 04/15, NMV2731 04/15, JMV9476LNY 04/15, FVC4224FT 04/15, VC5526 04/15, VC3656 04/15, VC3657 04/15, VC3723 04/15, NV5526 04/15, NV3174GW 04/15, NV3174CEGW 04/15, NV3784 04/15, NV5825GW 04/15, HR105 04/15, and VC2440 04/15.)

CMX15485 06/15

SUPPLEMENT DATED JUNE 15, 2015

TO THE PROSPECTUS DATED APRIL 27, 2015

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective June 12, 2015, for the JNL/WMC Balanced Fund, please remove all references to Glen M. Goldman.

This Supplement is dated June 15, 2015.

(To be used with JMV7698 04/14, VC5869 04/14, JMV7697 04/14, VC5890 04/14, VC5890ML 04/14, VC4224 04/14, JMV8798 04/14, JMV9476 04/14, JMV5763ML 04/14, JMV9476ML 04/14, JMV5763WF 04/14, JMV9476WF 04/14, VC5995 04/14, JMV5765 04/14, JMV2731 04/14, JMV8037 04/14, JMV8037BE 04/14, JMV9476L 04/14, VC5825GW 04/14, VC5885GW 04/14, VC5884GW 04/14, JMV7698NY 04/14, NV5869 04/14, JMV7697NY 04/14, NV5890 04/14, NV4224 04/14, JMV9476NY 04/14, NV4224WF 04/14, JMV9476WFNY 04/14, NMV2731 04/14, JMV8037NY 04/14, JMV8037BENY 04/14, JMV9476LNY 04/14, FVC4224FT 04/14, VC5526 04/14, VC3656 04/14, VC3657 04/14, VC3723 04/14, NV5526 04/14, NV3174GW 04/14, NV3174CEGW 04/14, NV3784 04/14, and NV5825GW 04/14.)

CMX15469 06/15

JNL Series Trust	PRSRT STD
JNL Variable Fund LLC	U.S. POSTAGE
PAID
JACKSON NATIONAL
One Corporate Way	ASSET MANAGEMENT
Lansing, MI 48951	L.L.C.

Item 2.  Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)           Below is a Schedule I — Investments in securities of unaffiliated issuers for the JNL Multi-Manager Alternative Fund, the JNL/BlackRock Commodity Securities Strategy Fund, the JNL/BlackRock Global Allocation Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/DFA U.S. Core Equity Fund, the JNL/Eagle SmallCap Equity Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/Franklin Templeton Global Multisector Bond Fund, the JNL/Franklin Templeton Income Fund, the JNL/Franklin Templeton International Small Cap Growth Fund, the JNL/Franklin Templeton Mutual Shares Fund, the JNL/Franklin Templeton Small Cap Value Fund, the JNL/Goldman Sachs Core Plus Bond Fund, the JNL/Goldman Sachs Emerging Markets Debt Fund, the JNL/Goldman Sachs Mid Cap Value Fund, the JNL/Goldman Sachs U.S. Equity Flex Fund, the JNL/Invesco Global Real Estate Fund, the JNL/Invesco Small Cap Growth Fund, the JNL/Ivy Asset Strategy Fund, the JNL/JPMorgan International Value Fund, the JNL/JPMorgan MidCap Growth Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Mellon Capital Bond Index Fund, the JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund, the JNL/Mellon Capital Emerging Markets Index Fund, the JNL/Mellon Capital International Index Fund, the JNL/Mellon Capital S&P 400 MidCap Index Fund, the JNL/Mellon Capital S&P 500 Index Fund, the JNL/Mellon Capital Small Cap Index Fund, the JNL/Neuberger Berman Strategic Income Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/PIMCO Real Return Fund, the JNL/PIMCO Total Return Bond Fund, the JNL/PPM America Floating Rate Income Fund, the JNL/PPM America High Yield Bond Fund, the JNL/S&P International 5 Fund, the JNL/T. Rowe Price Established Growth Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, the JNL/T. Rowe Price Short-Term Bond Fund, the JNL/T.Rowe Price Value Fund, and the JNL/WMC Balanced Fund, for which a summary schedule of investments was provided in the Semi-Annual Report (Unaudited) dated June 30, 2015, pursuant to §210.1212 of Regulation S-X.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2015

JNL/BlackRock Commodity Securities Strategy Fund (b)

	Shares/Par (t)	Value
COMMON STOCKS - 76.9%
ENERGY - 70.5%
Anadarko Petroleum Corp.	275	$21,450
Antero Resources Corp. (c)	27	934
Apache Corp.	222	12,772
Baker Hughes Inc.	169	10,401
Cabot Oil & Gas Corp. - Class A	632	19,925
Cameron International Corp. (c)	248	12,984
Canadian Natural Resources Ltd.	481	13,055
Carrizo Oil & Gas Inc. (c)	134	6,580
Cenovus Energy Inc.	271	4,333
Chevron Corp.	254	24,514
Cimarex Energy Co.	97	10,714
CNOOC Ltd. - ADR	24	3,365
ConocoPhillips Co.	120	7,364
CONSOL Energy Inc.	129	2,815
Crew Energy Inc. (c)	498	2,278
Devon Energy Corp.	386	22,946
Dresser-Rand Group Inc. (c)	341	29,052
Dril-Quip Inc. (c)	140	10,498
EnCana Corp.	138	1,519
EOG Resources Inc.	566	49,562
EQT Corp.	202	16,414
Exxon Mobil Corp.	421	35,055
FMC Technologies Inc. (c)	424	17,612
Halliburton Co.	440	18,944
Helmerich & Payne Inc.	177	12,472
Hess Corp.	220	14,722
Husky Energy Inc.	168	3,219
Kosmos Energy Ltd. (c)	356	2,997
Marathon Oil Corp.	336	8,922
Marathon Petroleum Corp.	329	17,195
MEG Energy Corp. (c)	86	1,409
Murphy Oil Corp.	109	4,528
Murphy USA Inc. (c)	63	3,538
National Oilwell Varco Inc.	144	6,949
Newfield Exploration Co. (c)	136	4,914
Noble Energy Inc.	307	13,115
Occidental Petroleum Corp.	306	23,813
Paramount Resources Ltd. - Class A (c)	43	982
Phillips 66	115	9,274
Pioneer Natural Resources Co.	117	16,243
Range Resources Corp.	288	14,241
Rowan Cos. Plc - Class A	139	2,942
Schlumberger Ltd.	279	24,074
Southwestern Energy Co. (c)	88	1,991
Suncor Energy Inc.	757	20,849
Surge Energy Inc. (e)	487	1,381
Technip SA - ADR	397	6,191
Total SA - ADR	220	10,822
Trican Well Service Ltd.	152	504
Uranium Energy Corp. (c) (p) (q)	366	582
VAALCO Energy Inc. (c)	394	844
Valero Energy Corp.	189	11,837
Weatherford International Plc (c)	184	2,255
Whiting Petroleum Corp. (c)	195	6,538
Williams Cos. Inc.	84	4,799
		609,228
MATERIALS - 6.4%
BHP Billiton Ltd.	200	4,078
E.I. du Pont de Nemours & Co.	105	6,738
Eldorado Gold Corp.	879	3,646
First Quantum Minerals Ltd.	515	6,729
Franco-Nevada Corp.	137	6,554
Goldcorp Inc.	382	6,203
HudBay Minerals Inc.	287	2,393
Newcrest Mining Ltd. (c)	328	3,307
Newmont Mining Corp.	64	1,496
Praxair Inc.	38	4,580
Southern Copper Corp. (e)	277	8,161
Vale SA - ADR (e)	262	1,546
		55,431

Total Common Stocks (cost $678,836)		664,659

COMMODITY INDEXED STRUCTURED NOTES - 5.9%
Bank of America Corp., Bloomberg Commodity Index 2 Month Forward Total Return commodity linked note, 0.27%, 01/11/16 (i)	$24,000	16,676
UBS AG, Bloomberg Commodity Index 2 Month Forward Total Return commodity linked note, 0.28%, 01/15/16 (i)	23,500	20,253
UBS AG, Bloomberg Commodity Index 2 Month Forward Total Return commodity linked note, 0.28%, 01/22/16 (i)	6,000	5,245
UBS AG, Bloomberg Commodity Index 2 Month Forward Total Return commodity linked note, 0.28%, 01/22/16 (i)	10,000	8,965

Total Commodity Indexed Structured Notes (cost $63,500)		51,139

SHORT TERM INVESTMENTS - 18.6%
Investment Companies - 2.5%
JNL Money Market Fund, 0.01% (a) (h)	21,717	21,717

Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	12,423	12,423

Treasury Securities - 14.7%
U.S. Treasury Bill
0.03%, 07/02/15	$26,000	26,000
0.01%, 08/06/15	27,000	27,000
0.01%, 09/03/15	27,000	26,999
0.00%, 11/05/15	24,000	23,999
0.07%, 12/03/15	23,009	23,004
		127,002

Total Short Term Investments (cost $161,131)		161,142

Total Investments - 101.4% (cost $903,467)		876,940
Other Assets and Liabilities, Net - (1.4%)		(12,252)
Total Net Assets - 100.0%		$864,688

Portfolio Composition:	Percentage of Total Investments
Energy	69.5%
Materials	6.3
Commodity Indexed Structured Notes	5.8
Short Term Investments	18.4
Total Investments	100.0%

JNL/BlackRock Global Allocation Fund (b)

	Shares/Par (t)	Value
COMMON STOCKS - 54.4%
CONSUMER DISCRETIONARY - 5.1%
Aisin Seiki Co. Ltd.	101	$4,273
Alpine Electronics Inc.	19	370
ASKUL Corp.	1	22
Autobacs Seven Co. Ltd.	12	194

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Bayerische Motoren Werke AG	25	2,740
Benesse Corp.	4	105
BorgWarner Inc.	65	3,696
Bridgestone Corp.	197	7,289
Canon Marketing Japan Inc.	14	231
Cheng Shin Rubber Industry Co. Ltd.	623	1,379
Coach Inc.	91	3,147
Coats Group Plc (c)	214	82
Delphi Automotive Plc	58	4,911
Delta Topco Ltd. (f) (p) (q) (u)	2,155	1,150
Dena Co. Ltd.	83	1,636
Denso Corp.	212	10,533
DISH Network Corp. - Class A (c)	57	3,874
Dongfeng Motor Group Co. Ltd. - Class H	481	645
Exedy Corp.	9	230
Expedia Inc.	8	883
Ford Motor Co.	603	9,049
Fuji Heavy Industries Ltd.	466	17,135
Futaba Industrial Co. Ltd. (e)	115	560
Goodyear Tire & Rubber Co.	5	143
Haier Electronics Group Co. Ltd.	755	2,033
Home Depot Inc.	6	646
Honda Motor Co. Ltd.	149	4,809
Hyundai Motor Co.	30	3,680
Hyundai Wia Corp.	9	831
Isuzu Motors Ltd.	277	3,628
Kohl’s Corp.	10	612
Koito Manufacturing Co. Ltd.	51	1,997
Las Vegas Sands Corp.	32	1,693
Lear Corp.	10	1,072
Liberty Broadband Corp. (c)	32	1,651
Liberty Broadband Corp. (c) (e)	86	4,413
Liberty Media Corp. - Class A (c)	94	3,392
Liberty Media Corp. - Class C (c)	210	7,554
Lowe’s Cos. Inc.	9	603
Macy’s Inc.	9	628
Maruti Suzuki India Ltd.	42	2,672
McDonald’s Corp.	87	8,247
MRV Engenharia e Participacoes SA	8	21
Namco Bandai Holdings Inc.	27	530
Nikon Corp. (e)	246	2,839
NOS SGPS	262	2,098
RAI Way SpA	491	2,353
Renault SA	19	1,985
Rinnai Corp.	33	2,575
RTL Group SA	4	324
Ryohin Keikaku Co. Ltd.	12	2,269
Sanrio Co. Ltd. (e)	103	2,793
SeaWorld Entertainment Inc.	55	1,009
Sega Sammy Holdings Inc.	148	1,935
Shimamura Co. Ltd. (e)	4	409
Sony Corp.	62	1,755
Stanley Electric Co. Ltd.	15	317
Suzuki Motor Corp.	172	5,805
Tiffany & Co.	21	1,894
Toyota Industries Corp.	179	10,165
Toyota Motor Corp.	136	9,094
TV Asahi Holdings Corp.	13	225
Volkswagen AG	1	278
WABCO Holdings Inc. (c)	29	3,619
Whirlpool Corp.	10	1,793
Wyndham Worldwide Corp.	9	703
Yamada Denki Co. Ltd. (e)	716	2,864
Yamaha Corp.	38	758
Yulon Motor Co. Ltd.	745	865
Zhongsheng Group Holdings Ltd. (e)	1,000	702
		186,415
CONSUMER STAPLES - 3.3%
Ajinomoto Co. Inc.	34	735
Altria Group Inc.	9	419
Anheuser-Busch InBev NV	3	302
Archer-Daniels-Midland Co.	21	1,028
Asahi Breweries Ltd.	58	1,845
Boulder Brands Inc. (c) (e)	41	286
British American Tobacco Plc	6	316
Chaoda Modern Agriculture Holdings Ltd. (c)	604	40
Coca-Cola Co.	298	11,672
Colgate-Palmolive Co.	73	4,765
Constellation Brands Inc. - Class A	8	972
Cosan Ltd. - Class A (e)	206	1,266
Costco Wholesale Corp.	2	256
CVS Health Corp.	14	1,488
Danone SA	2	114
Diageo Plc	8	232
Diageo Plc - ADR	39	4,502
FamilyMart Co. Ltd. (e)	48	2,226
General Mills Inc.	3	146
Imperial Tobacco Group Plc	3	146
Japan Tobacco Inc.	57	2,012
Kimberly-Clark Corp.	42	4,468
Kirin Holdings Co. Ltd.	109	1,499
Kraft Foods Group Inc.	3	217
Kroger Co.	17	1,219
L’Oreal SA	1	134
Molson Coors Brewing Co.	39	2,741
Mondelez International Inc. - Class A	7	299
Nestle SA	226	16,310
PepsiCo Inc.	7	608
Philip Morris International Inc.	118	9,429
Procter & Gamble Co.	308	24,095
Reckitt Benckiser Group Plc	2	175
Reynolds American Inc.	—	33
SABMiller Plc	254	13,170
SLC Agricola SA	124	688
Suntory Beverage & Food Ltd.	30	1,194
Sysco Corp.	48	1,747
The Fresh Market Inc. (c) (e)	9	296
Unilever NV - CVA	9	367
Wal-Mart Stores Inc.	132	9,380
Wesfarmers Ltd.	4	106
		122,943
ENERGY - 4.8%
Anadarko Petroleum Corp.	275	21,482
Athabasca Oil Corp. (c)	507	828
Baker Hughes Inc.	7	417
BG Group Plc	39	642
BP Plc	206	1,370
Cameco Corp. (e)	277	3,949
Cameron International Corp. (c)	6	325
Chevron Corp.	43	4,155
Coal India Ltd.	274	1,812
ConocoPhillips Co.	19	1,181
CONSOL Energy Inc.	284	6,165
Diamondback Energy Inc. (c)	43	3,236
Eclipse Resources Corp. (c) (e)	34	180
Enbridge Inc.	9	442
ENI SpA	28	501
EOG Resources Inc.	9	750
EQT Corp.	22	1,795
Exxon Mobil Corp.	66	5,502
Gulfport Energy Corp. (c)	17	688
Halliburton Co.	13	570
Helmerich & Payne Inc.	8	537

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
INPEX Corp.	684	7,766
JX Holdings Inc.	251	1,082
KazMunaiGas Exploration Production JSC - GDR	127	1,261
Kinder Morgan Inc.	27	1,019
Lundin Petroleum AB (c)	351	6,027
Marathon Petroleum Corp.	170	8,871
Occidental Petroleum Corp.	12	942
Ocean Rig UDW Inc.	109	558
Oceaneering International Inc.	140	6,538
Oil & Natural Gas Corp. Ltd.	709	3,441
Ophir Energy Plc (c)	1,286	2,291
Petroleo Brasileiro SA - Petrobras - ADR (c) (e)	327	2,961
Phillips 66	118	9,538
Pioneer Natural Resources Co.	46	6,442
Reliance Industries Ltd.	139	2,180
Royal Dutch Shell Plc - Class A	91	2,574
Royal Dutch Shell Plc - Class A	45	1,260
Royal Dutch Shell Plc - Class B	28	790
Royal Dutch Shell Plc - ADR	109	6,239
SBM Offshore NV (c)	680	8,104
Schlumberger Ltd.	20	1,733
StatoilHydro ASA (e)	690	12,338
Stone Energy Corp. (c)	68	860
Suncor Energy Inc.	20	542
Suncor Energy Inc.	17	455
Total SA	117	5,735
Total SA - ADR	134	6,585
TransCanada Corp. (e)	217	8,819
Valero Energy Corp.	24	1,517
Williams Cos. Inc.	11	603
		175,598
FINANCIALS - 10.0%
ACE Ltd.	6	638
AFLAC Inc.	2	137
AIA Group Ltd.	620	4,055
Allianz SE	2	253
Allstate Corp.	66	4,283
American Capital Agency Corp.	44	811
American Express Co.	4	339
American International Group Inc. (o)	125	7,749
American Tower Corp.	2	195
Ameriprise Financial Inc.	6	709
Aon Plc - Class A	1	139
Australia & New Zealand Banking Group Ltd.	10	244
AXA SA	215	5,441
Axis Capital Holdings Ltd.	14	749
Banco Bilbao Vizcaya Argentaria SA	22	219
Banco Popolare SC (c)	16	267
Banco Santander SA	50	353
Bank of America Corp.	1,255	21,367
Bank of Montreal	2	138
Bank of New York Mellon Corp.	97	4,072
Bank of Nova Scotia	4	223
Bank of Yokohama Ltd.	108	661
Barclays Plc	689	2,822
BB&T Corp.	4	142
Berkshire Hathaway Inc. - Class A (c)	—	7,579
Berkshire Hathaway Inc. - Class B (c)	85	11,532
BHF Kleinwort Benson Group (c)	61	297
BHF Kleinwort Benson Group - ADR (c)	5	26
BNP Paribas	64	3,913
BR Malls Participacoes SA	347	1,643
Capital One Financial Corp.	52	4,533
CapitaLand Ltd.	2,908	7,550
Charles Schwab Corp.	124	4,062
China Bank Ltd.	92	701
China Overseas Land & Investment Ltd.	928	3,267
China Resources Land Ltd.	896	2,900
Chubb Corp.	5	456
Citigroup Inc.	261	14,423
Citizens Financial Group Inc.	14	378
CME Group Inc.	35	3,295
CNA Financial Corp.	15	562
Commonwealth Bank of Australia	6	376
Credit Suisse Group AG	86	2,361
Crown Castle International Corp.	50	4,021
Cyrela Brazil Realty SA	140	448
Daikyo Inc.	183	294
Daito Trust Construction Co. Ltd.	22	2,308
Dalian Wanda Commercial Properties Co. Ltd. - Class H (e)	294	2,368
Deutsche Annington Immobilien SE	169	4,775
Deutsche Bank AG	130	3,903
Discover Financial Services	25	1,422
Equity Residential	2	125
Fibra Uno Administracion SA de CV	2,006	4,771
Fifth Third Bancorp	18	372
Global Logistic Properties Ltd.	3,506	6,581
Goldman Sachs Group Inc.	25	5,134
Health Care REIT Inc.	2	112
HSBC Holdings Plc	1,452	13,004
ING Groep NV - CVA	292	4,854
Intercontinental Exchange Inc.	1	124
Intesa Sanpaolo SpA	1,717	6,235
JPMorgan Chase & Co.	373	25,265
Legal & General Group Plc	563	2,200
Lincoln National Corp.	23	1,389
Lloyds Banking Group Plc	1,568	2,105
Manulife Financial Corp.	7	124
Marsh & McLennan Cos. Inc.	79	4,460
McGraw-Hill Financial. Inc.	1	134
MetLife Inc.	77	4,293
Mitsubishi Estate Co. Ltd.	190	4,092
Mitsubishi UFJ Financial Group Inc.	1,168	8,402
Mizuho Financial Group Inc.	1,323	2,863
Morgan Stanley	136	5,289
MS&AD Insurance Group Holdings	58	1,796
National Australia Bank Ltd.	8	217
Nomura Holdings Inc.	281	1,896
Nordea Bank AB	11	141
ProLogis Inc.	79	2,930
Prudential Financial Inc.	31	2,739
Public Storage	1	131
Regions Financial Corp.	436	4,516
Reinsurance Group of America Inc.	8	743
Royal Bank of Canada	5	314
Shizuoka Bank Ltd.	62	647
Simon Property Group Inc.	28	4,921
Societe Generale SA	76	3,563
Sompo Japan Nipponkoa Holdings	52	1,915
Sony Financial Holdings Inc.	135	2,369
St. Joe Co. (c)	301	4,682
Standard Chartered Plc	101	1,618
State Street Corp.	2	158
Sumitomo Mitsui Financial Group Inc.	170	7,573
Sun Hung Kai Properties Ltd.	633	10,237
SunTrust Banks Inc.	44	1,898
Svenska Handelsbanken AB - Series A	110	1,601
TF Administradora Industrial S de RL de CV	395	772
Tokio Marine Holdings Inc.	111	4,616
Toronto-Dominion Bank	127	5,391
Travelers Cos. Inc.	2	157
U.S. Bancorp	147	6,361
UBS Group AG	358	7,591

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Unibail-Rodamco SE	10	2,543
UniCredit SpA	271	1,820
Unione di Banche Italiane SCPA	38	306
Wells Fargo & Co.	359	20,182
Westpac Banking Corp.	11	272
Wharf Holdings Ltd.	1,177	7,822
XL Group Plc	72	2,696
Zurich Financial Services AG	6	1,975
		366,436
HEALTH CARE - 8.1%
Abbott Laboratories	60	2,925
AbbVie Inc.	207	13,895
Acadia HealthCare Co. Inc. (c)	26	2,070
Aetna Inc.	69	8,822
Agilent Technologies Inc.	53	2,050
Al Noor Hospitals Group Plc	159	2,368
Alexion Pharmaceuticals Inc. (c)	27	4,851
Alkermes Plc (c)	7	467
Allergan Plc (c)	43	13,160
AmerisourceBergen Corp.	8	881
Amgen Inc.	62	9,533
Anthem Inc.	11	1,808
Astellas Pharma Inc.	141	2,014
AstraZeneca Plc	162	10,232
AstraZeneca Plc - ADR	26	1,626
Bangkok Dusit Medical Services PCL	4,294	2,501
Baxter International Inc.	25	1,737
Bayer AG	54	7,523
Becton Dickinson & Co.	9	1,290
Biogen Inc. (c)	21	8,496
Bristol-Myers Squibb Co.	111	7,355
Bumrungrad Hospital PCL	309	1,709
Cardinal Health Inc.	16	1,329
Catalent Inc. (c)	163	4,775
Celgene Corp. (c)	36	4,118
CIGNA Corp.	4	701
Eisai Co. Ltd.	22	1,488
Eli Lilly & Co.	31	2,547
Evolent Health Inc. - Class A (c)	23	452
Express Scripts Holding Co. (c)	6	525
Gilead Sciences Inc.	43	5,012
GlaxoSmithKline Plc	43	886
HCA Holdings Inc. (c)	98	8,887
Healthscope Ltd.	1,719	3,599
Horizon Pharma Plc (c)	25	874
HTG Molecular Diagnostics Inc. (c)	25	275
Humana Inc.	64	12,330
IHH Healthcare Bhd	2,560	3,838
Integrated Diagnostics Holdings Plc (c)	118	692
Invitae Corp. (c) (e)	3	45
Johnson & Johnson	46	4,436
Life Healthcare Group Holdings Ltd.	369	1,137
McKesson Corp.	31	6,952
Medipal Holdings Corp.	6	95
Medtronic Plc	34	2,484
Merck & Co. Inc.	54	3,046
Mesoblast Ltd. (c) (e)	278	806
Mylan NV (c)	92	6,210
NMC Health Plc	270	3,377
Novartis AG	101	9,930
Novo Nordisk A/S	24	1,294
Otsuka Holdings Co. Ltd.	59	1,870
Perrigo Co. Plc	17	3,188
Pfizer Inc.	290	9,721
Puma Biotechnology Inc. (c) (e)	5	580
Raffles Medical Group Ltd.	433	1,479
Receptos Inc. (c)	5	1,043
Regeneron Pharmaceuticals Inc. (c)	3	1,657
Roche Holding AG	25	7,043
Sanofi SA	105	10,390
Sawai Pharmaceutical Co. Ltd.	10	582
Ship Healthcare Holdings Inc.	49	1,004
Shire Plc	87	6,967
Siloam International Hospitals Tbk PT	1,771	1,913
Sino Biopharmaceutical	1,284	1,489
Spire Healthcare Group Plc	1,137	5,947
Stryker Corp.	5	473
Takeda Pharmaceutical Co. Ltd.	9	449
Teladoc Inc. (c)	7	125
Tenet Healthcare Corp. (c)	92	5,341
TESARO Inc. (c)	14	813
Teva Pharmaceutical Industries Ltd. - ADR	233	13,758
Thermo Fisher Scientific Inc.	65	8,385
UnitedHealth Group Inc.	16	1,940
Valeant Pharmaceuticals International Inc. (c)	11	2,454
Veeva Systems Inc. - Class A (c) (e)	221	6,182
Vertex Pharmaceuticals Inc. (c)	35	4,361
Walgreens Boots Alliance Inc.	4	319
		298,926
INDUSTRIALS - 7.4%
3M Co.	4	687
Airbus Group NV	117	7,606
Beijing Enterprises Holdings Ltd.	680	5,112
Boeing Co.	4	623
Canadian National Railway Co.	33	1,919
CAR Inc. (c)	871	1,852
Chiyoda Corp.	24	212
Cie de Saint-Gobain	69	3,118
Cintas Corp.	9	786
Colfax Corp. (c) (e)	136	6,278
COMSYS Holdings Corp.	8	125
CSX Corp.	94	3,078
Cummins India Ltd.	4	51
Daikin Industries Ltd.	61	4,349
Danaher Corp.	37	3,152
Dassault Aviation SA	3	4,407
Deutsche Post AG	56	1,645
Dover Corp.	8	594
East Japan Railway Co.	118	10,581
Eaton Corp. Plc	126	8,510
Ei Towers SpA	88	5,310
Emerson Electric Co.	86	4,793
Fanuc Ltd.	17	3,458
FedEx Corp.	86	14,672
General Dynamics Corp.	6	901
General Electric Co.	423	11,245
GS Yuasa Corp. (e)	380	1,492
Haitian International Holdings Ltd.	738	1,733
IHI Corp.	496	2,309
Japan Airlines Co. Ltd.	289	10,085
JB Hunt Transport Services Inc.	18	1,446
JGC Corp.	84	1,586
Kamigumi Co. Ltd.	28	263
Kansas City Southern	32	2,882
Keppel Corp. Ltd. (e)	899	5,481
Kinden Corp.	30	397
Komatsu Ltd.	103	2,057
Koninklijke Philips Electronics NV	99	2,538
Kubota Corp.	144	2,282
Mabuchi Motor Co. Ltd.	14	911
Maeda Road Construction Co. Ltd.	14	258
Mitsubishi Corp.	341	7,501
Mitsubishi Electric Corp.	543	7,012
Mitsubishi Heavy Industries Ltd.	778	4,729

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Mitsui & Co. Ltd.	709	9,635
Nabtesco Corp.	36	906
Nippo Corp.	6	103
Nippon Express Co. Ltd.	159	781
Northrop Grumman Systems Corp.	7	1,096
Okumura Corp.	395	2,015
PACCAR Inc.	53	3,387
Parker Hannifin Corp.	5	567
Precision Castparts Corp.	35	6,933
Qualicorp SA	12	74
Raytheon Co.	7	674
Rockwell Automation Inc.	50	6,260
Safran SA	157	10,652
Schneider Electric SA	42	2,885
Secom Co. Ltd.	8	513
Seino Holdings Corp.	42	472
SHO-BOND Holdings Co. Ltd.	1	54
SMC Corp.	5	1,535
Sohgo Security Services Co. Ltd.	21	818
Stanley Black & Decker Inc.	55	5,840
Sumitomo Corp.	339	3,949
Sumitomo Electric Industries Ltd.	198	3,063
THK Co. Ltd.	15	332
Toda Corp.	461	2,113
Toyota Tsusho Corp.	56	1,508
Tyco International Plc	181	6,983
Ubisoft Entertainment SA (c)	153	2,738
Union Pacific Corp.	86	8,227
United Continental Holdings Inc. (c)	152	8,046
United Parcel Service Inc. - Class B	113	10,933
United Technologies Corp.	66	7,308
		270,426
INFORMATION TECHNOLOGY - 7.4%
Accenture Plc - Class A	17	1,642
Activision Blizzard Inc.	313	7,573
Adobe Systems Inc. (c)	17	1,413
Alcatel-Lucent (c)	95	346
Alibaba Group Holding Ltd. - ADR (c)	45	3,714
Alliance Data Systems Corp. (c)	2	683
Amdocs Ltd.	14	744
Apple Inc.	121	15,177
Applied Materials Inc.	18	342
Atos Origin SA	39	2,935
Automatic Data Processing Inc.	7	565
Avago Technologies Ltd.	4	490
Broadcom Corp.	8	411
Check Point Software Technologies Ltd. (c)	9	738
Cisco Systems Inc.	424	11,651
Cognizant Technology Solutions Corp. - Class A (c)	9	543
Computer Sciences Corp.	13	869
Corning Inc.	19	369
eBay Inc. (c)	148	8,894
Electronic Arts Inc. (c)	13	870
EMC Corp.	30	784
Facebook Inc. - Class A (c)	101	8,667
Fidelity National Information Services Inc.	14	838
GoDaddy Inc. - Class A (c) (e)	52	1,466
Google Inc. - Class A (c)	21	11,443
Google Inc. - Class C (c)	42	21,637
Gree Inc. (e)	338	1,976
GungHo Online Entertainment Inc. (e)	415	1,614
Harris Corp.	8	641
Hewlett-Packard Co.	110	3,300
Hitachi High-Technologies Corp.	21	599
Hitachi Kokusai Electric Inc.	15	228
Hitachi Ltd.	811	5,341
Hon Hai Precision Industry Co. Ltd.	135	424
Hoya Corp.	64	2,563
Intel Corp.	87	2,645
International Business Machines Corp.	19	3,154
Intuit Inc.	12	1,230
Keyence Corp.	2	1,186
King Digital Entertainment Plc (e)	193	2,754
KLA-Tencor Corp.	26	1,484
Kyocera Corp.	71	3,676
Lookout Inc. (c) (f) (q)	21	242
MasterCard Inc. - Class A	83	7,730
Micron Technology Inc. (c)	104	1,953
Microsoft Corp.	257	11,343
Mobileye NV (c) (e)	311	16,537
Murata Manufacturing Co. Ltd.	11	1,972
NEC Corp.	1,057	3,199
Nexon Co. Ltd.	41	559
Nintendo Co. Ltd.	36	5,972
NS Solutions Corp.	1	46
Nuance Communications Inc. (c)	92	1,607
Omron Corp.	30	1,307
Oracle Corp.	276	11,129
QUALCOMM Inc.	128	8,011
Rohm Co. Ltd.	95	6,358
Salesforce.com Inc. (c)	9	597
Samsung Electronics Co. Ltd.	4	4,049
Samsung SDI Co.	7	678
SanDisk Corp.	10	609
SAP AG	30	2,136
Seagate Technology	11	538
Sina Corp. (c)	51	2,749
SK Hynix Inc.	62	2,336
Sumco Corp.	118	1,470
Sumisho Computer Systems Corp.	3	104
Taiwan Semiconductor Manufacturing Co. Ltd.	966	4,394
TE Connectivity Ltd.	6	383
Telefonaktiebolaget LM Ericsson - Class B	32	330
Texas Instruments Inc.	30	1,534
Trend Micro Inc.	27	927
Twitter Inc. (c)	344	12,470
VeriSign Inc. (c)	11	681
Visa Inc. - Class A	188	12,614
Western Digital Corp.	8	601
Worldline SA (c)	151	3,092
Yahoo! Inc. (c)	13	506
Yahoo! Japan Corp.	344	1,388
		269,770
MATERIALS - 4.6%
Air Liquide	11	1,337
Air Products & Chemicals Inc.	8	1,114
Akzo Nobel NV	89	6,530
Antofagasta Plc	917	9,930
Arkema SA	28	2,002
Asahi Kasei Corp.	376	3,086
Barrick Gold Corp.	293	3,125
BASF SE	38	3,381
CF Industries Holdings Inc.	12	782
Constellium NV - Class A (c)	247	2,917
Crown Holdings Inc. (c)	34	1,786
Dow Chemical Co.	48	2,433
E.I. du Pont de Nemours & Co.	38	2,452
Ecolab Inc.	11	1,292
Eldorado Gold Corp.	413	1,711
First Quantum Minerals Ltd.	1,036	13,540
FMC Corp.	66	3,457
Freeport-McMoran Inc. - Class B	748	13,936
Gerdau SA - ADR	516	1,245

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Glencore Plc	328	1,317
Goldcorp Inc.	354	5,730
Hitachi Chemical Co. Ltd.	155	2,797
International Paper Co.	14	663
JSR Corp.	171	3,024
Koninklijke Philips NV	43	2,476
Kuraray Co. Ltd.	170	2,073
Linde AG	10	1,889
LyondellBasell Industries NV	33	3,408
Monsanto Co.	29	3,039
Nippon Steel Corp.	887	2,300
Nitto Denko Corp.	118	9,666
Platinum Group Metals Ltd. (c) (e)	956	382
Platinum Group Metals Ltd. (c)	1,562	613
Potash Corp. of Saskatchewan Inc.	42	1,290
PPG Industries Inc.	16	1,815
Praxair Inc.	12	1,474
Rio Tinto Plc	293	12,053
Sealed Air Corp.	38	1,977
Shin-Etsu Chemical Co. Ltd.	134	8,309
Southern Copper Corp. (e)	306	8,988
Syngenta AG	22	9,124
Tahoe Resources Inc.	263	3,184
Ube Industries Ltd.	1,239	2,336
Univar Inc. (c)	144	3,759
Yamato Kogyo Co. Ltd.	2	37
		169,779
TELECOMMUNICATION SERVICES - 1.9%
America Movil SAB de CV	1,688	1,804
America Movil SAB de CV - ADR - Class L (e)	136	2,908
AT&T Inc.	302	10,712
Axiata Group Bhd	1,414	2,397
BT Group Plc	524	3,708
Cellnex Telecom SAU (c)	363	6,142
Deutsche Telekom AG	192	3,302
Far EasTone Telecommunications Co. Ltd.	480	1,162
KDDI Corp.	157	3,788
Nippon Telegraph & Telephone Corp.	101	3,643
NTT DoCoMo Inc.	52	1,002
Orange SA	95	1,467
Singapore Telecommunications Ltd.	1,069	3,336
TDC A/S	102	745
Telecom Italia SpA (c)	593	754
Telekom Malaysia Bhd	621	1,075
Verizon Communications Inc.	348	16,198
Vodafone Group Plc	702	2,559
Vodafone Group Plc - ADR	101	3,665
		70,367
UTILITIES - 1.8%
AES Corp.	189	2,504
American Electric Power Co. Inc.	82	4,367
American Water Works Co. Inc.	66	3,190
Calpine Corp. (c)	199	3,572
CenterPoint Energy Inc.	108	2,053
Chubu Electric Power Co. Inc.	235	3,503
Dominion Resources Inc.	68	4,526
Electric Power Development Co. Ltd.	35	1,226
Enel SpA	611	2,771
GDF Suez	149	2,779
Kansai Electric Power Co. Inc. (c)	40	438
Kyushu Electric Power Co. Inc. (c)	115	1,332
National Grid Plc	276	3,552
NextEra Energy Inc.	51	5,035
NextEra Energy Partners LP (c) (f) (p) (q)	27	1,019
NextEra Energy Partners LP	24	955
NRG Energy Inc.	149	3,414
NRG Yield Inc. - Class A (e)	25	544
NRG Yield Inc. - Class C (e)	25	542
PPL Corp.	41	1,211
Sempra Energy	54	5,349
Talen Energy Corp. (c)	5	85
TerraForm Power Inc. - Class A	74	2,804
Tokyo Electric Power Co. Inc. (c)	69	375
Tokyo Gas Co. Ltd.	1,349	7,161
		64,307

Total Common Stocks (cost $1,926,897)		1,994,967

TRUST PREFERREDS - 0.3%
FINANCIALS - 0.3%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	118	3,076
GMAC Capital Trust I, 8.13%, (callable at 25 beginning 02/15/16)	158	4,095
RBS Capital Funding Trust V, 5.90%, (callable at 25 beginning 08/24/15) (m)	97	2,361
RBS Capital Funding Trust VII - Series G, 6.08%, (callable at 25 beginning 08/24/15) (e) (m)	123	3,004

Total Trust Preferreds (cost $12,191)		12,536

PREFERRED STOCKS - 2.5%
CONSUMER DISCRETIONARY - 0.2%
Volkswagen AG	38	8,827

CONSUMER STAPLES - 0.0%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	50	1,175

FINANCIALS - 0.6%
American Tower Corp., 5.25%, 05/15/17	15	1,510
Crown Castle International Corp., 4.50%, 11/01/16 (v)	39	4,046
Federal National Mortgage Association - Series S, 8.25%, (callable at 25 beginning 12/31/15) (c) (d) (e) (m)	166	623
Forestar Group Inc., 6.00%, 12/15/16	70	1,272
Health Care REIT Inc., 6.50%, (callable at 100 beginning 04/20/18) (m)	59	3,490
HSBC Holdings Plc, 8.00%, (callable at 25 beginning 12/15/15) (m)	70	1,818
Itau Unibanco Holding SA	178	1,959
Royal Bank of Scotland Group Plc - ADR - Series M, 6.40%, (callable at 25 beginning 08/24/15) (m)	53	1,324
Royal Bank of Scotland Group Plc - ADR - Series Q, 6.75%, (callable at 25 beginning 08/24/15) (m)	45	1,144
Royal Bank of Scotland Group Plc - ADR - Series T, 7.25%, (callable at 25 beginning 08/24/15) (m)	67	1,692
U.S. Bancorp - Series G, 6.00%, (callable at 25 beginning 04/15/17) (e) (m)	33	884
U.S. Bancorp, 6.50%, (callable at 25 beginning 01/15/22) (m)	63	1,785
Wells Fargo & Co. - Series L, 7.50% (m) (v)	1	1,429
		22,976
HEALTH CARE - 0.4%
Allergan Plc, 5.50%, 03/01/18 (v)	6	6,520
Anthem Inc., 5.25%, 05/01/18	85	4,353
Grand Rounds Inc. (f) (p) (q)	639	1,774

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Invitae Corp. (f) (p) (q)	140	1,978
		14,625
INDUSTRIALS - 0.1%
Stanley Black & Decker Inc., 6.25%, 11/17/16 (e)	10	1,144
United Technologies Corp., 7.50%, 08/01/15	23	1,321
		2,465
INFORMATION TECHNOLOGY - 1.1%
Domo Inc. (c) (f) (p) (q)	527	4,440
Dropbox Inc. (f) (p) (q)	408	7,554
Lookout, Inc. (f) (p) (q)	284	3,310
Palantir Technologies Inc. (f) (p) (q)	512	4,413
Samsung Electronics Co. Ltd.	8	7,497
Uber Technologies Inc. (f) (p) (q)	303	12,016
		39,230
MATERIALS - 0.0%
Cliffs Natural Resources Inc. - Class A, 7.00%, 02/01/16	51	225

TELECOMMUNICATION SERVICES - 0.0%
Telecom Italia SpA	162	165

UTILITIES - 0.1%
Dominion Resources Inc. - Class A, 6.38%, 07/01/17	35	1,611

Total Preferred Stocks (cost $85,067)		91,299

RIGHTS - 0.0%
Westpac Banking Corp. (c) (f)	11	—

Total Rights (cost $0)		—

WARRANTS - 0.0%
TFS Corp. Ltd. (c) (f)	105	55
TFS Corp. Ltd. (c) (f) (p)	370	191

Total Warrants (cost $0)		246

PURCHASED OPTIONS - 1.1%
Abbott Laboratories Call Option, Strike Price 49, Expiration 01/15/16, CGM	172,900	507
Activision Blizzard, Inc. Call Option, Strike Price 19, Expiration 01/15/16, DUB	180,301	1,011
Apple Inc. Call Option, Strike Price 135, Expiration 08/21/15	52	7
Bank of America Corp. Call Option, Strike Price 16.50, Expiration 01/15/16, GSC	480,400	697
Bank of New York Mellon Corp. Call Option, Strike Price 46, Expiration 05/20/16, DUB	268,552	433
Baxter International Inc. Call Option, Strike Price 72.75, Expiration 03/18/16	70,526	187
Call Swaption, 3-month LIBOR versus 1.52% fixed, Expiration 12/08/15, DUB	286,160,000	325
Call Swaption, 3-month LIBOR versus 1.90% fixed, Expiration 01/09/18, GSC	183,360,000	1,453
Citigroup Inc. Call Option, Strike Price 50.5, Expiration 01/15/16, GSC	223,100	1,482
Delta Air Lines Inc. Call Option, Strike Price 43, Expiration 09/18/15, MSC	16,501	33
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,293.01, Expiration 12/16/16, GSI	5,099	1,907
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,426.55, Expiration 09/21/18, DUB	1,006	337
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,450, Expiration 03/17/17, MSC	2,213	698
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,500, Expiration 03/16/18, GSI	1,895	611
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,500, Expiration 06/16/17, CIT	2,067	554
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,500, Expiration 12/15/17, BBP	2,176	765
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,600, Expiration 06/15/18, UBS	922	234
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,600, Expiration 09/15/17, BOA	2,127	531
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,675, Expiration 12/18/15, JPM	5,505	651
General Electric Co. Call Option, Strike Price 28.50, Expiration 01/15/16, DUB	352,630	159
Gilead Sciences Call Option, Strike Price 95, Expiration 01/15/16, CIT	33,800	828
Goldman Sachs Group Inc. Call Option, Strike Price 220, Expiration 05/20/16, DUB	64,500	761
Goodyear Tire & Rubber Co. Call Option, Strike Price 31, Expiration 10/16/15	85	11
IBM Corp. Call Option, Strike Price 182, Expiration 01/15/16, BBP	33,046	71
IBM Corp. Call Option, Strike Price 182, Expiration 01/15/16, DUB	33,046	71
Ibovespa Index Put Option, Strike Price BRL 47,604.37, Expiration 08/12/15, BOA	585	6
Johnson & Johnson Call Option, Strike Price 103, Expiration 04/15/16, GSC	354,828	1,011
Johnson & Johnson Call Option, Strike Price 110, Expiration 07/17/15, DUB	339,000	7
JPMorgan Chase & Co. Call Option, Strike Price 59, Expiration 01/15/16, GSC	171,700	1,691
KeyCorp Call Option, Strike Price 15.75, Expiration 05/20/16, DUB	358,069	381
Nikkei 225 Index, Call Option, Strike Price 21,968, Expiration 03/09/18, GSC	74,251	844
Merck & Co., Inc. Call Option, Strike Price 59, Expiration 01/15/16, GSC	347,148	705
MetLife Inc. Call Option, Strike Price 57.50, Expiration 01/15/16, GSI	267,244	698
Morgan Stanley Call Option, Strike Price 40.75, Expiration 05/20/16, DUB	268,552	673
MSGAJPLL Index Call Option, Strike Price 131.28, Expiration 12/11/2015, MSC	5,959,595	1,065
MSGAJPTL Index Call Option, Strike Price 139.99, Expiration 12/11/2015, MSC	1,538,635	245
Pfizer Inc. Call Option, Strike Price 33, Expiration 01/15/16, CIT	668,300	1,174
Prudential Financial Inc. Call Option, Strike Price 90, Expiration 01/15/16, CIT	207,438	933
Put Swaption, 6-Month Japanese Yen LIBOR versus 1.07% fixed, Expiration 04/04/18, DUB	489,328,000	23
Put Swaption, 6-Month Japanese Yen LIBOR versus 1.25% fixed, Expiration 07/29/16, DUB	865,360,000	38
Put Swaption, 6-Month Japanese Yen LIBOR versus 1.35% fixed, Expiration 01/25/16, GSI	1,283,894,000	17
Put Swaption, 6-Month Japanese Yen LIBOR versus 1.35% fixed, Expiration 01/25/16, GSI	609,700,000	8
Russell 2000 Put Option, Strike Price 1,215, Expiration 08/21/15, BOA	14,786	385
Russell 2000 Put Option, Strike Price 1,250, Expiration 08/21/15, UBS	16,065	527
Russell 2000 Put Option, Strike Price 1,270, Expiration 09/18/15, MSC	7,968	412
S&P 500 Index Call Option, Strike Price 2,350, Expiration 08/21/15, CSI	37,840	8

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
S&P 500 Index Put Option, Strike Price 2,050, Expiration 09/18/15, BOA	8,900	516
S&P 500 Index Put Option, Strike Price 2,065, Expiration 07/17/15, MSC	17,920	556
S&P 500 Index Put Option, Strike Price 2,100, Expiration 08/31/15, CSI	4,775	334
SPDR Gold Shares Trust Call Option, Strike Price 120, Expiration 09/18/15, JPM	73,000	57
Stoxx Europe 600 Index Call Option, Strike Price EUR 348.12, Expiration 09/16/16, JPM	19,332	984
Stoxx Europe 600 Index Call Option, Strike Price EUR 355.61, Expiration 03/18/17, CSI	18,174	906
Stoxx Europe 600 Index Call Option, Strike Price EUR 372.06, Expiration 09/15/17, JPM	13,724	557
Stoxx Europe 600 Index Call Option, Strike Price EUR 400, Expiration 12/16/16, CSI	39,223	1,001
Stoxx Europe 600 Index Put Option, Strike Price EUR 404.13, Expiration 09/18/15, BOA	24,150	218
SunTrust Banks Inc. Call Option, Strike Price 45.50, Expiration 05/20/16, DUB	268,600	598
Taiwan Stock Exchange Index Call Option, Strike Price TWD 9,000.77, Expiration 09/21/16, CIT	29,600	508
Taiwan Stock Exchange Index Call Option, Strike Price TWD 9,483.13, Expiration 09/21/16, CGM	27,399	317
Taiwan Stock Exchange Index Call Option, Strike Price TWD 9,677, Expiration 12/21/16, GSC	28,000	333
Teva Pharmaceutical Industries Ltd. Call Option, Strike Price 63.50, Expiration 05/20/16, DUB	71,400	248
The Goldman Sachs Group, Inc. Call Option, Strike Price 220, Expiration 01/15/16, DUB	24,800	203
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,525, Expiration 12/11/15, BOA	1,162,636	1,380
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,585, Expiration 03/11/16, CGM	1,736,200	1,882
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,585, Expiration 12/11/15, CGM	1,229,468	1,111
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,600, Expiration 09/11/15, BNP	562,456	335
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,615, Expiration 09/11/15, BOA	870,600	500
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,675, Expiration 06/10/16, CIT	1,130,236	979
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,675, Expiration 06/10/16, MSC	600,500	520
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,675, Expiration 09/11/15, UBS	621,900	193
Wells Fargo & Co. Call Option, Strike Price 59, Expiration 05/20/16, DUB	268,552	625
Wells Fargo & Co. Call Option, Strike Price 60, Expiration 01/15/16, GSI	82,500	108

Total Purchased Options (cost $40,229)		40,144

INVESTMENT COMPANIES - 0.7%
ETFS Gold Trust	16	1,794
ETFS Physical Palladium Trust	24	1,552
ETFS Platinum Trust	20	2,096
iShares Gold Trust Fund (a)	638	7,231
SPDR Gold Trust	129	14,480

Total Investment Companies (cost $33,343)		27,153

CORPORATE BONDS AND NOTES - 8.4%
CONSUMER DISCRETIONARY - 0.2%
Cablevision Systems Corp., 5.88%, 09/15/22 (e)	$1,103	1,070
Delta Topco Ltd., 10.00%, 11/24/16 (f) (p) (q) (y)	1,988	1,988
General Motors Financial Co. Inc., 3.50%, 07/10/19 (e)	2,777	2,836
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (m) (r)	1,000	1,064
Unitymedia Hessen GmbH & Co. KG, 5.50%, 01/15/23 (r)	800	815
		7,773
CONSUMER STAPLES - 0.1%
Celestial Nutrifoods Ltd., 0.00%, 06/12/11 (c) (d) (f) (q) (v), SGD	400	3
China Milk Products Group Ltd., 0.00%, 01/05/12 (c) (d) (f) (q) (v)	100	1
Olam International Ltd., 6.00%, 10/15/16 (p) (v)	2,700	2,764
REI Agro Ltd.
0.00%, 11/13/14 (c) (d) (f) (p) (q) (v)	628	32
0.00%, 11/13/14 (c) (d) (f) (p) (q) (v)	185	9
		2,809
ENERGY - 0.9%
Chesapeake Energy Corp., 3.53%, 04/15/19 (i)	1,737	1,589
Cobalt International Energy Inc.
2.63%, 12/01/19 (v)	3,992	2,947
3.13%, 05/15/24 (v)	4,991	3,622
Pemex Project Funding Master Trust, 5.75%, 03/01/18	2,498	2,717
Petrobras Global Finance BV
2.42%, 01/15/19 (i)	4,949	4,575
6.25%, 03/17/24 (e)	633	611
Petrobras International Finance Co., 5.38%, 01/27/21	1,024	985
Petroleos Mexicanos, 3.50%, 07/23/20 (e) (r)	3,291	3,327
Petronas Capital Ltd., 3.50%, 03/18/25 (r)	3,623	3,579
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23	1,291	1,287
YPF SA
8.88%, 12/19/18 (e) (r)	2,007	2,133
8.50%, 07/28/25 (r)	7,175	7,103
		34,475
FINANCIALS - 4.1%
Ally Financial Inc.
2.75%, 01/30/17	2,655	2,643
3.50%, 01/27/19	1,906	1,892
American Express Co., 4.90%, (callable at 100 beginning 03/15/20) (m)	1,890	1,831
American Tower Corp., 3.40%, 02/15/19	719	735
Banco Santander Chile, 2.15%, 06/07/18 (i) (r)	2,250	2,284
Bank of America Corp.
2.00%, 01/11/18	2,499	2,506
1.35%, 03/22/18 (i)	1,376	1,388
2.60%, 01/15/19	1,733	1,751
BNP Paribas SA, 2.40%, 12/12/18	5,529	5,590
Capital One Bank USA NA, 2.15%, 11/21/18	2,120	2,116
CapitaLand Ltd.
2.10%, 11/15/16 (p) (v), SGD	3,500	2,591

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
1.95%, 10/17/23 (v), SGD	3,000	2,316
Citigroup Inc.
5.87% (callable at 100 beginning 03/27/20) (m)	3,529	3,537
5.95% (callable at 100 beginning 01/30/23) (m)	1,330	1,310
1.80%, 02/05/18	5,335	5,320
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22	873	872
Credit Suisse AG Credit Linked Note (Housing Development Finance Corp. Ltd., 7.88%, 01/15/16, Moody’s rating Aaa)	10,970	10,908
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41 (i) (p) (v)	1,741	1,820
Dana Gas Sukuk Ltd., 7.00%, 10/31/17 (v)	4,947	3,982
Deutsche Bank AG, 1.88%, 02/13/18	2,075	2,068
Deutsche Bank Capital Funding Trust VII, 5.63%, (callable at 100 beginning 01/19/16) (e) (m) (r)	698	701
Discover Bank, 2.00%, 02/21/18	361	360
Export-Import Bank of Korea
2.88%, 09/17/18	1,297	1,334
2.63%, 12/30/20	3,678	3,654
Ford Motor Credit Co. LLC
1.72%, 12/06/17	2,987	2,971
2.38%, 01/16/18	1,963	1,980
5.00%, 05/15/18	2,231	2,397
Forest City Enterprises Inc., 4.25%, 08/15/18 (v)	1,830	2,147
General Electric Capital Corp. - Series B
6.25% (callable at 100 beginning 12/15/22) (m)	2,600	2,844
5.55%, 05/04/20	1,410	1,601
6.37%, 11/15/67 (i)	2,079	2,235
Global Logistic Properties Ltd., 3.88%, 06/04/25	5,466	5,350
Goldman Sachs Group Inc.
5.38% (callable at 100 beginning 05/10/20) (m)	3,095	3,058
5.70% (callable at 100 beginning 05/10/19) (m)	2,964	2,975
HSBC Holdings Plc, 6.37%, (callable at 100 beginning 09/17/24) (m) (v)	5,700	5,714
HSBC USA Inc., 1.63%, 01/16/18	1,925	1,925
Hyundai Capital America, 2.00%, 03/19/18 (r)	1,110	1,110
ING Groep NV, 6.00%, (callable at 100 beginning 04/16/20) (m) (v)	1,440	1,421
Intesa Sanpaolo SpA
3.88%, 01/16/18	941	971
3.88%, 01/15/19	4,258	4,378
Itau Unibanco Holding SA, 2.85%, 05/26/18 (r)	3,039	3,015
JPMorgan Chase & Co.
5.15% (callable at 100 beginning 05/01/23) (m)	3,511	3,341
6.10% (callable at 100 beginning 10/01/24) (e) (m)	7,026	7,051
4.35%, 08/15/21	1,448	1,547
Lloyds Bank Plc
13.00% (callable at 100 beginning 01/22/29) (m), GBP	2,575	7,008
2.30%, 11/27/18	754	762
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	1,642	1,854
Morgan Stanley
5.45% (callable at 100 beginning 07/15/19) (m)	2,167	2,151
7.30%, 05/13/19	1,171	1,377
Standard Chartered Plc, 6.50%, (callable at 100 beginning 04/02/20) (m) (r) (v)	2,025	2,042
State Bank of India, 3.62%, 04/17/19 (r)	258	263
Sumitomo Mitsui Banking Corp., 2.45%, 01/10/19 (e)	2,205	2,228
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22 (p)	1,100	1,168
Synchrony Financial, 3.75%, 08/15/21	1,310	1,319
Trust F/1401, 5.25%, 12/15/24 (e) (r)	1,474	1,533
UBS AG, 2.38%, 08/14/19	1,636	1,632
USB Capital IX, 3.50%, (callable at 100 beginning 08/24/15) (m)	2,544	2,100
Volkswagen International Finance NV, 5.50%, 11/09/15 (v), EUR	3,700	5,100
		152,077
HEALTH CARE - 0.9%
AbbVie Inc., 2.50%, 05/14/20	3,729	3,689
Actavis Funding SCS, 3.00%, 03/12/20	2,965	2,973
Bio City Development Co. BV, 8.00%, 07/06/18 (c) (d) (f) (p) (q) (v)	600	276
BioMarin Pharmaceutical Inc.
0.75%, 10/15/18 (v)	790	1,218
1.50%, 10/15/20 (v)	775	1,234
Forest Laboratories Inc.
4.38%, 02/01/19 (r)	2,150	2,274
5.00%, 12/15/21 (r)	1,475	1,599
Gilead Sciences Inc., 1.63%, 05/01/16 (v)	1,313	6,770
Medtronic Inc., 3.15%, 03/15/22 (r)	4,000	4,014
Mylan Inc.
3.75%, 09/15/15 (v)	1,504	7,643
2.55%, 03/28/19	2,300	2,279
		33,969
INDUSTRIALS - 0.3%
Hutchison Whampoa International 11 Ltd., 3.50%, 01/13/17 (r)	1,709	1,761
Inversiones Alsacia SA, 8.00%, 12/31/18 (r)	2,347	1,244
Odebrecht Finance Ltd., 4.38%, 04/25/25 (e) (r)	1,795	1,373
Suzlon Energy Ltd., 3.25%, 07/16/19 (k) (v)	2,061	2,867
Viterra Inc., 5.95%, 08/01/20 (r)	1,917	2,106
		9,351
INFORMATION TECHNOLOGY - 0.9%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (r)	2,863	2,824
3.60%, 11/28/24 (r)	1,406	1,354
AliphCom Inc., 0.00%, 04/01/20 (f) (j) (p) (q) (v)	10,903	10,903
Intel Corp., 3.25%, 08/01/39 (v)	1,098	1,670
QUALCOMM Inc., 3.00%, 05/20/22	6,060	6,028
SanDisk Corp.
1.50%, 08/15/17 (v)	1,782	2,304
0.50%, 10/15/20 (v)	1,782	1,727
Sina Corp., 1.00%, 12/01/18 (v)	1,919	1,827
SunGard Data Systems Inc., 7.38%, 11/15/18 (e)	551	571
Take-Two Interactive Software Inc., 1.75%, 12/01/16 (e) (v)	1,522	2,262
Twitter Inc., 1.00%, 09/15/21 (r) (v)	1,682	1,473
Xerox Corp., 6.35%, 05/15/18	1,146	1,277
		34,220
MATERIALS - 0.2%
Constellium NV
7.00%, 01/15/23, EUR	1,189	1,327
8.00%, 01/15/23 (r)	345	354
Crown Cork & Seal Co. Inc., 7.50%, 12/15/96	68	65
Glencore Funding LLC, 2.13%, 04/16/18 (r)	435	431
TFS Corp. Ltd., 11.00%, 07/15/18 (r)	4,382	4,492
		6,669

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
TELECOMMUNICATION SERVICES - 0.8%
AT&T Inc.
2.38%, 11/27/18	4,712	4,750
3.00%, 06/30/22	7,350	7,090
Colombia Telecomunicaciones SA ESP, 5.38%, 09/27/22 (r)	327	324
Hughes Satellite Systems Corp., 7.63%, 06/15/21	449	494
Intelsat Jackson Holdings SA, 7.50%, 04/01/21	2,375	2,348
Telecom Italia Finance SA
6.13%, 11/15/16 (v), EUR	2,000	3,243
6.13%, 11/15/16 (p) (v), EUR	600	973
Telecom Italia SpA, 5.30%, 05/30/24 (r)	2,743	2,733
Telefonica Participaciones SAU, 4.90%, 09/25/17 (v), EUR	3,800	4,607
Telefonica SA, 6.00%, 07/24/17 (p) (v), EUR	1,300	1,752
		28,314
UTILITIES - 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (r)	370	312

Total Corporate Bonds and Notes (cost $302,182)		309,969

GOVERNMENT AND AGENCY OBLIGATIONS - 9.7%
GOVERNMENT SECURITIES - 9.3%
Sovereign - 5.8%
Argentina Bonar Bond
7.00%, 04/17/17	1,613	1,574
8.75%, 05/07/24	6,354	6,138
Brazil Government International Bond
6.00%, 01/17/17	2,223	2,373
4.88%, 01/22/21 (e)	1,283	1,341
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/17 - 01/01/25, BRL	93,586	27,126
City of Buenos Aires Argentina, 8.95%, 02/19/21 (r)	1,729	1,764
Hungary Government International Bond, 4.13%, 02/19/18	3,780	3,934
Indonesia Government International Bond, 6.88%, 01/17/18 (r)	2,132	2,386
Indonesia Treasury Bond
7.88%, 04/15/19, IDR	108,180,000	8,043
8.38%, 03/15/24, IDR	12,645,000	949
Italy Buoni Poliennali Del Tesoro
2.50%, 12/01/24, EUR	4,471	5,083
1.50%, 06/01/25, EUR	23,468	24,320
Japan Government Bond, 0.10%, 03/15/17, JPY	705,750	5,777
Mexico Bonos
8.00%, 12/07/23, MXN	184,794	13,286
10.00%, 12/05/24, MXN	439,705	35,821
Poland Government Bond
5.25%, 10/25/20, PLN	33,139	9,892
5.75%, 10/25/21, PLN	16,212	4,998
Provincia de Buenos Aires, Argentina, 10.88%, 01/26/21	459	461
Republic of Colombia, 7.38%, 01/27/17 (e)	3,445	3,748
Turkey Government International Bond, 6.75%, 04/03/18	6,308	6,956
United Kingdom Treasury Bond, 2.25%, 09/07/23 (p), GBP	28,366	45,612
		211,582
Treasury Inflation Index Securities - 0.0%
U.S. Treasury Inflation Indexed Note, 0.25%, 01/15/25 (n)	1,410	1,379

U.S. Treasury Securities - 3.5%
U.S. Treasury Note
0.25%, 07/31/15	11,989	11,990
1.38%, 03/31/20	40,453	40,023
1.75%, 03/31/22	14,575	14,297
2.25%, 11/15/24	42,207	41,878
2.00%, 02/15/25	10,874	10,549
2.13%, 05/15/25	10,968	10,751
		129,488

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.4%
Federal National Mortgage Association - 0.4%
Federal National Mortgage Association, 3.00%, 07/15/45, TBA (g)	12,752	12,674

Total Government and Agency Obligations (cost $374,744)		355,123

OTHER EQUITY INTERESTS - 0.0%
BRT Escrow Corp. SpA Escrow (f) (p) (q) (u)	2,360	—

Total Other Equity Interests (cost $0)		—

VARIABLE RATE SENIOR LOAN INTERESTS - 1.4% (i)
CONSUMER DISCRETIONARY - 0.4%
Deutsche Rastatten Grupp GmbH Term Loan, 3.23%, 12/10/18, EUR	$1,258	1,396
Deutsche Rastatten Grupp IV GmbH Term Loan, 3.49%, 12/10/19, EUR	507	564
Hilton Worldwide Inc. Term Loan B, 3.50%, 09/23/20	7,212	7,214
Univision Communications Inc. Replacement 1st Lien Term Loan, 4.00%, 03/01/20	4,924	4,880
		14,054
ENERGY - 0.2%
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21	1,580	1,285
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/24/20	1,760	1,344
Ocean Rig UDW Inc. Term Loan, 5.50%, 07/18/21	2,134	1,811
Seadrill Ltd. Term Loan B, 4.00%, 02/12/21	5,765	4,342
		8,782
FINANCIALS - 0.4%
AP One Channel Center Owner LP Term Loan, 6.44%, 07/19/19 (f) (q)	1,310	1,310
Endo Luxembourg Finance Term Loan, 0.00%, 06/30/16 (z)	2,995	2,991
Endo Luxembourg Finance Term Loan B, 0.00%, 06/30/22 (z)	2,720	2,725
Promontoria Blue Holding 2 BV Term Loan, 7.00%, 04/17/20 (f), EUR	4,664	5,161
Sheridan Production Partners II LP Term Loan, 4.25%, 12/02/20 (q)	3,324	2,925
Sheridan Production Partners II LP Term Loan A, 4.25%, 12/02/20 (q)	462	407
Sheridan Production Partners II LP Term Loan M, 4.25%, 12/02/20 (q)	172	152
		15,671
HEALTH CARE - 0.2%
Grifols Worldwide Operations USA Inc. Term Loan, 3.19%, 03/03/21	5,693	5,686
Mallinckrodt International Finance SA Term Loan B, 3.25%, 02/24/21	823	819
		6,505

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
INDUSTRIALS - 0.0%
Novelis Inc. Term Loan B, 4.00%, 06/15/22	1,565	1,556

MATERIALS - 0.1%
Univar Inc. Term Loan B, 0.00%, 06/30/22 (z)	2,650	2,646

UTILITIES - 0.1%
Calpine Corp. Term Loan B, 3.50%, 06/15/22	2,715	2,688
Obsidian Natural Gas Trust Term Loan, 7.00%, 11/02/15 (f) (q)	29	29
		2,717

Total Variable Rate Senior Loan Interests (cost $54,921)		51,931

SHORT TERM INVESTMENTS - 28.2%
Securities Lending Collateral - 2.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	95,029	95,029

Treasury Securities - 25.6%
Japan Treasury Bill
0.00%, 07/10/15, JPY	690,000	5,638
0.00%, 07/13/15, JPY	710,000	5,801
0.00%, 08/03/15, JPY	900,000	7,354
0.00%, 08/10/15, JPY	870,000	7,109
0.00%, 08/31/15, JPY	1,400,000	11,439
0.00%, 10/13/15, JPY	1,290,000	10,540
0.00%, 11/10/15, JPY	1,090,000	8,906
0.00%, 12/10/15, JPY	1,490,000	12,175
Mexico Cetes
0.19%, 07/09/15, MXN	14,374	9,139
0.19%, 07/23/15, MXN	12,293	7,806
0.00%, 08/06/15, MXN	13,974	8,862
0.20%, 08/20/15, MXN	12,335	7,815
0.21%, 09/03/15, MXN	5,287	3,346
0.20%, 09/17/15, MXN	14,187	8,965
0.20%, 10/01/15, MXN	14,439	9,113
0.20%, 10/15/15, MXN	11,327	7,140
0.20%, 10/29/15, MXN	7,317	4,607
0.20%, 11/12/15, MXN	17,419	10,952
0.20%, 11/26/15, MXN	3,658	2,297
U.S. Treasury Bill
0.03%, 07/02/15	$117,500	117,500
0.01%, 07/09/15	20,500	20,500
0.04%, 07/16/15	11,000	11,000
0.02%, 07/23/15	16,000	16,000
0.01%, 07/30/15	13,000	13,000
0.01%, 08/13/15	25,000	25,000
0.02%, 08/20/15	92,000	92,000
0.00%, 08/27/15	39,500	39,500
0.01%, 09/03/15	22,000	21,999
0.01%, 09/10/15	92,500	92,500
0.01%, 09/17/15	55,000	55,000
0.01%, 09/24/15	41,000	41,000
0.01%, 10/01/15	118,000	117,995
0.00%, 10/08/15	10,000	9,999
0.00%, 10/15/15	27,000	26,999
0.02%, 10/22/15	6,000	6,000
0.03%, 10/29/15	6,000	6,000
0.00%, 11/05/15	34,005	34,003
0.01%, 11/12/15	11,500	11,498
0.05%, 11/19/15	27,000	26,997
0.07%, 12/03/15	6,000	5,999
		939,493

Total Short Term Investments (cost $1,038,764)		1,034,522

Total Investments - 106.7% (cost $3,868,338)		3,917,890
Total Securities Sold Short - (0.0%) (proceeds $1,553)		(1,411)
Other Assets and Liabilities, Net - (6.7%)		(245,873)
Total Net Assets - 100.0%		$3,670,606

SECURITIES SOLD SHORT - 0.0%
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Gentex Corp.	69	$1,137

CONSUMER STAPLES - 0.0%
Mead Johnson Nutrition Co.	3	274

Total Securities Sold Short - 0.0% (proceeds $1,553)		$1,411

Portfolio Composition:	Percentage of Total Investments
Financials	14.6%
Health Care	9.0
Information Technology	8.8
Government Securities	8.7
Industrials	7.3
Energy	5.6
Consumer Discretionary	5.5
Materials	4.6
Consumer Staples	3.2
Telecommunication Services	2.5
Utilities	1.8
Purchased Options	1.0
U.S. Government Agency MBS	0.3
Investment Companies	0.7
Short Term Investments	26.4
Total Investments	100.0%

JNL/Capital Guardian Global Balanced Fund

	Shares/Par (t)	Value
COMMON STOCKS - 64.2%
CONSUMER DISCRETIONARY - 10.5%
Amazon.com Inc. (c)	3	$1,187
Arcos Dorados Holdings Inc. - Class A (e)	61	320
Bayerische Motoren Werke AG	17	1,828
Cie Financiere Richemont SA	23	1,871
Coach Inc.	14	485
Comcast Corp. - Class A	9	541
Daimler AG	43	3,929
Darden Restaurants Inc.	7	490
Delphi Automotive Plc	19	1,642
Dena Co. Ltd.	30	596
Denso Corp.	67	3,348
Exedy Corp.	17	422
Gannett Co. Inc. (c)	15	215
Great Wall Motor Co. Ltd. (f)	337	1,620
Grupo Sanborns SA de CV - Class B-1 (e)	1,129	1,700
Home Depot Inc.	6	689
Hyundai Mobis	1	206
Hyundai Motor Co.	13	1,567
JUMBO SA (q)	49	367
Lennar Corp. - Class A	7	332
Liberty Global Plc - Class A (c)	20	1,076

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Lululemon Athletica Inc. (c)	11	692
Minth Group Ltd.	494	1,104
Mr Price Group Ltd.	38	772
Naspers Ltd. - Class N	7	1,143
Newell Rubbermaid Inc.	24	978
Next Plc	6	655
Nike Inc. - Class B	4	410
Norwegian Cruise Line Holdings Ltd. (c)	133	7,425
Panera Bread Co. - Class A (c)	2	315
Priceline Group Inc. (c)	1	841
Shimano Inc.	12	1,651
Sirius XM Holdings Inc. (c)	493	1,840
Starbucks Corp.	65	3,506
Stella International Holdings Ltd.	330	788
Swatch Group AG (e)	2	702
Swatch Group AG	1	38
TAKKT AG	80	1,467
Tegna Inc.	31	985
Tiffany & Co.	20	1,850
Wynn Macau Ltd. (e)	141	235
Wynn Resorts Ltd.	2	238
		52,066
CONSUMER STAPLES - 2.4%
Ajinomoto Co. Inc.	24	523
British American Tobacco Plc	6	339
China Mengniu Dairy Co. Ltd.	74	369
Cosmos Pharmaceutical Corp.	6	828
Danone SA (e)	9	586
Diageo Plc	42	1,228
Hypermarcas SA (c)	85	618
Japan Tobacco Inc.	27	946
L’Oreal SA	2	319
LG Household & Health Care Ltd.	1	456
Nestle SA	12	873
Pernod-Ricard SA	6	668
Philip Morris International Inc.	4	329
Shoprite Holdings Ltd.	77	1,100
Unicharm Corp.	40	955
Unilever NV - CVA	40	1,661
Unilever Plc	9	395
		12,193
ENERGY - 3.5%
Amec Foster Wheeler Plc	39	503
Canadian Natural Resources Ltd.	11	291
Cenovus Energy Inc.	19	296
Chevron Corp.	18	1,770
Cobalt International Energy Inc. (c)	47	458
ConocoPhillips Co.	3	203
Core Laboratories NV	4	479
Enbridge Inc.	47	2,189
Ensco Plc - Class A	10	216
EOG Resources Inc.	6	560
Exxon Mobil Corp.	13	1,115
Halliburton Co.	4	151
Lukoil OAO - ADR	28	1,221
Noble Energy Inc.	58	2,467
Oil Search Ltd.	156	858
PTT PCL	62	659
Rosneft OAO - GDR	95	394
Royal Dutch Shell Plc - Class B (p) (q)	13	370
Schlumberger Ltd.	15	1,323
SeaDrill Ltd. (e)	24	252
Surgutneftegas OAO - ADR	90	687
YPF SA - ADR - Class D	36	990
		17,452
FINANCIALS - 13.1%
Aberdeen Asset Management Plc	53	334
ACE Ltd.	13	1,357
AFLAC Inc.	7	460
AIA Group Ltd.	721	4,712
Akbank T.A.S.	314	908
American Tower Corp.	15	1,437
Aon Plc - Class A	7	698
Banco Bradesco SA - ADR	104	950
Bank of China Ltd. - Class H	634	411
BOC Hong Kong Holdings Ltd.	558	2,322
Cerved Information Solutions SpA (c)	32	244
China Pacific Insurance Group Co. Ltd.	324	1,552
Chuo Mitsui Trust Holdings Inc.	211	965
CME Group Inc. - Class A	51	4,774
Deutsche Wohnen AG (p) (q)	47	1,082
Discover Financial Services	25	1,446
Fairfax Financial Holdings Ltd.	7	3,402
Goldman Sachs Group Inc.	22	4,635
Henderson Group Plc	293	1,202
Housing Development Finance Corp.	18	372
ICICI Bank Ltd.	69	337
Intercontinental Exchange Inc.	25	5,546
Iron Mountain Inc.	7	219
Itau Unibanco Holding SA - ADR	80	872
JPMorgan Chase & Co.	12	827
Julius Baer Group Ltd.	24	1,345
Lloyds Banking Group Plc	1,054	1,414
Marsh & McLennan Cos. Inc.	14	794
PacWest Bancorp	8	383
Partners Group Holding AG	8	2,350
PICC Property & Casualty Co. Ltd. - Class H	2,409	5,485
Ping An Insurance Group Co. of China Ltd. - Class H	113	1,518
PNC Financial Services Group Inc.	26	2,458
Sampo Oyj - Class A	20	962
Sberbank of Russia - ADR	25	129
State Bank of India	220	908
Svenska Handelsbanken AB - Series A	151	2,201
Umpqua Holdings Corp.	59	1,054
Wells Fargo & Co.	54	3,059
		65,124
HEALTH CARE - 7.8%
Agios Pharmaceuticals Inc. (c) (e)	11	1,211
AmerisourceBergen Corp.	20	2,095
AstraZeneca Plc	37	2,354
Bristol-Myers Squibb Co.	10	672
Cerner Corp. (c)	17	1,146
DaVita HealthCare Partners Inc. (c)	15	1,168
Eli Lilly & Co.	27	2,246
Express Scripts Holding Co. (c)	13	1,121
Gilead Sciences Inc.	26	3,032
Humana Inc.	5	861
Incyte Corp. (c)	42	4,398
Lupin Ltd.	11	331
Medtronic Plc	14	1,023
Novo Nordisk A/S	83	4,578
Quest Diagnostics Inc.	37	2,654
Receptos Inc. (c)	23	4,352
Roche Holding AG	7	1,889
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	642	480
St. Jude Medical Inc.	35	2,525
Sun Pharmaceutical Industries Ltd.	37	507
Sysmex Corp.	6	328
		38,971

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
INDUSTRIALS - 8.6%
Adecco SA	23	1,861
Assa Abloy AB - Series B	153	2,889
Beijing Enterprises Holdings Ltd.	418	3,141
Boeing Co.	22	3,107
CCR SA	32	153
Danaher Corp.	40	3,449
Eaton Corp. Plc	73	4,900
Fanuc Ltd.	4	798
Fujitec Co. Ltd.	45	560
GEA Group AG	34	1,535
Hexcel Corp.	105	5,208
IDEX Corp.	14	1,131
Jardine Matheson Holdings Ltd.	7	385
Kawasaki Heavy Industries Ltd.	467	2,177
Kubota Corp.	43	682
Marubeni Corp.	101	579
Michael Page International Plc	95	812
Nielsen Holdings NV	37	1,647
Norfolk Southern Corp.	4	333
Precision Castparts Corp.	2	336
Safran SA	15	1,001
Schneider Electric SA	5	341
Seek Ltd.	55	600
Sensata Technologies Holding NV (c)	5	275
SMC Corp.	4	1,264
Sydney Airport	81	312
Towers Watson & Co.	4	503
TransDigm Group Inc. (c)	2	382
Transurban Group	42	304
Union Pacific Corp.	4	334
Waste Connections Inc.	21	994
Yamato Holdings Co. Ltd.	45	868
		42,861
INFORMATION TECHNOLOGY - 9.3%
Accenture Plc - Class A	4	387
Apple Inc.	18	2,295
ARM Holdings Plc	63	1,024
ASML Holding NV	54	5,650
ASML Holding NV - ADR	2	219
Avago Technologies Ltd.	6	811
Broadcom Corp. - Class A	21	1,081
Daum Kakao Corp.	1	57
Delta Electronics Inc.	96	491
Gemalto NV	32	2,829
Genpact Ltd. (c)	21	439
Google Inc. - Class A (c)	1	619
Google Inc. - Class C (c)	2	1,085
Hamamatsu Photonics KK	48	1,410
Infosys Ltd.	32	498
Infosys Technologies Ltd. - ADR (e)	14	222
Jabil Circuit Inc.	65	1,392
Keyence Corp.	2	1,112
Microsoft Corp.	49	2,181
Murata Manufacturing Co. Ltd.	12	2,147
NetApp Inc.	51	1,610
Oracle Corp.	12	472
Oracle Corp. Japan	18	744
QUALCOMM Inc.	7	407
Quanta Computer Inc.	413	977
Quanta Computer Inc. - GDR - Class S	18	209
Tableau Software Inc. - Class A (c)	50	5,765
Taiwan Semiconductor Manufacturing Co. Ltd.	858	3,903
Texas Instruments Inc.	10	489
Trend Micro Inc.	25	862
VeriSign Inc. (c)	12	765
Visa Inc. - Class A	8	537
Yahoo! Japan Corp.	807	3,259
Yandex NV - Class A (c)	15	223
		46,171
MATERIALS - 2.7%
Celanese Corp. - Class A	10	690
Cemex SAB de CV - ADR (c)	55	502
Holcim Ltd.	36	2,632
Koninklijke Philips NV	42	2,449
Monsanto Co.	19	1,993
Praxair Inc.	13	1,602
Rio Tinto Plc	6	239
Vale SA - ADR (e)	24	139
Vale SA - ADR (e)	350	1,767
Yamato Kogyo Co. Ltd.	64	1,486
		13,499
TELECOMMUNICATION SERVICES - 4.8%
America Movil SAB de CV - ADR	130	2,770
Bharti Airtel Ltd.	605	3,988
China Unicom Hong Kong Ltd.	1,462	2,285
Deutsche Telekom AG	102	1,764
HKT Trust	871	1,025
KDDI Corp.	81	1,957
LG Telecom Ltd.	169	1,497
NII Capital Corp. (c)	2	35
Singapore Telecommunications Ltd.	496	1,548
SK Telecom Co. Ltd.	2	508
SoftBank Corp.	61	3,570
TDC A/S	108	795
Verizon Communications Inc.	7	320
Vodafone Group Plc	476	1,735
		23,797
UTILITIES - 1.5%
AES Corp.	127	1,681
Cheung Kong Infrastructure Holdings Ltd.	127	986
Energias de Portugal SA	207	790
Enersis SA - ADR	61	969
Eversource Energy	23	1,054
Fortum Oyj	114	2,022
		7,502

Total Common Stocks (cost $271,327)		319,636

PREFERRED STOCKS - 0.7%
CONSUMER DISCRETIONARY - 0.0%
Hyundai Motor Co.	2	194

ENERGY - 0.3%
Surgutneftegas OAO	2,145	1,658

INFORMATION TECHNOLOGY - 0.0%
ASAT Holdings Ltd. (c) (f)	7	—

MATERIALS - 0.4%
Vale SA, Class A	343	1,726

Total Preferred Stocks (cost $5,309)		3,578

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.0%
Ally Master Owner Trust, 1.29%, 01/15/17	$125	125
AmeriCredit Automobile Receivables Trust
0.72%, 08/08/16	68	67
1.27%, 08/08/17	10	10
Appalachian Consumer Rate Relief Funding LLC, 3.77%, 08/01/28 (p) (q)	100	106
BA Credit Card Trust, 0.57%, 01/15/19 (i)	125	125

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Banc of America Commercial Mortgage Trust REMIC
6.43%, 12/10/17 (i)	56	61
5.89%, 07/10/44 (i)	32	33
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.71%, 09/11/17 (i)	20	21
CarMax Auto Owner Trust, 0.79%, 10/15/18	35	35
Citibank Credit Card Issuance Trust
1.02%, 02/22/17	100	100
2.15%, 07/15/19	275	278
Citigroup Commercial Mortgage Trust REMIC
1.20%, 12/10/18	81	80
5.43%, 10/15/49	100	104
COMM Mortgage Trust REMIC, 5.29%, 12/10/16	23	25
Commercial Mortgage Pass-Through Certificates REMIC
1.30%, 12/10/18	149	149
5.61%, 01/15/49 (i)	45	47
Commercial Mortgage Trust REMIC
6.01%, 06/10/16 (i)	79	81
5.43%, 01/10/17	90	95
5.99%, 07/10/17 (i)	6	7
5.87%, 08/10/17 (i)	25	27
Core Industrial Trust REMIC, 3.04%, 02/10/22 (p) (q)	360	361
Credit Suisse Commercial Mortgage Trust REMIC
5.46%, 09/15/16	87	91
5.89%, 06/15/39 (i)	36	38
Credit Suisse Mortgage Capital Certificates REMIC, 5.69%, 07/15/17 (i)	50	53
CSMC Trust REMIC, 0.99%, 04/15/16 (i) (p) (q)	100	100
Discover Card Execution Note Trust, 0.54%, 02/15/18 (i)	200	200
Enterprise Fleet Financing LLC, 0.87%, 12/20/16 (p) (q)	151	151
EQTY Mortgage Trust REMIC, 1.04%, 05/08/16 (i) (p) (q)	115	114
Fifth Third Auto Trust, 0.68%, 01/16/17	85	85
Ford Credit Auto Owner Trust, 0.79%, 05/15/18	95	95
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 01/10/17	45	48
GS Mortgage Securities Trust REMIC, 5.79%, 08/10/45 (i)	20	22
Hilton USA Trust REMIC, 2.66%, 11/05/18 (p) (q)	200	199
Honda Auto Receivables Owner Trust, 0.67%, 02/21/17	100	100
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.81%, 05/12/16 (i)	9	9
5.43%, 01/12/17 (i)	99	104
5.44%, 03/15/17	102	108
5.88%, 05/12/17 (i)	131	140
5.85%, 07/15/17 (i)	38	41
5.72%, 11/15/17	25	26
5.81%, 06/12/43 (i)	25	26
5.55%, 05/12/45	196	203
LB Commercial Mortgage Trust REMIC, 6.06%, 07/15/44 (i)	25	27
LB-UBS Commercial Mortgage Trust REMIC
5.64%, 03/15/39 (i)	59	60
5.43%, 02/15/40	57	60
5.49%, 02/15/40 (i)	225	236
6.37%, 09/15/45 (i)	25	27
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 6.08%, 07/12/17 (i)	25	27
Mississippi Higher Education Assistance Corp., 0.87%, 07/25/27 (i)	143	143
Morgan Stanley Capital I Trust REMIC
5.32%, 12/15/16	151	157
5.83%, 06/11/17 (i)	22	23
Trade MAPS 1 Ltd.
0.89%, 12/10/16 (i) (p) (q)	125	125
1.44%, 12/10/16 (i) (p) (q)	100	100
Volkswagen Auto Lease Trust, 0.80%, 04/20/17	50	50
Wachovia Bank Commercial Mortgage Trust REMIC
5.89%, 04/15/16 (i)	96	98
5.75%, 07/15/16 (i)	51	53
5.50%, 04/15/47	25	27
5.59%, 04/15/47 (i)	20	21
5.90%, 06/15/49 (i)	50	53

Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,239)		5,177

CORPORATE BONDS AND NOTES - 6.3%
CONSUMER DISCRETIONARY - 0.2%
Comcast Corp.
5.88%, 02/15/18	250	277
3.38%, 08/15/25	45	44
4.65%, 07/15/42	100	100
4.75%, 03/01/44	50	51
4.60%, 08/15/45	80	79
DISH DBS Corp., 4.25%, 04/01/18	75	76
Hilton Worldwide Finance LLC, 5.63%, 10/15/21	125	130
Home Depot Inc., 4.25%, 04/01/46	70	68
NBCUniversal Enterprise Inc., 1.97%, 04/15/19 (p) (q)	100	99
Thomson Reuters Corp.
4.30%, 11/23/23	60	62
5.65%, 11/23/43	40	42
		1,028
CONSUMER STAPLES - 0.3%
Altria Group Inc., 2.63%, 01/14/20	100	100
Anheuser-Busch InBev NV, 8.63%, 01/30/17, EUR	250	315
ConAgra Foods Inc.
1.30%, 01/25/16	30	30
3.20%, 01/25/23	22	21
CVS Caremark Corp., 2.25%, 08/12/19	35	35
Imperial Tobacco Finance Plc, 8.38%, 02/17/16, EUR	150	176
Philip Morris International Inc., 4.25%, 11/10/44	50	47
Reynolds American Inc.
2.30%, 06/12/18	15	15
3.25%, 06/12/20	35	35
4.00%, 06/12/22	65	66
4.85%, 09/15/23	10	11
4.45%, 06/12/25	315	322
5.70%, 08/15/35	10	10
6.15%, 09/15/43 (e)	5	5
5.85%, 08/15/45	55	58
		1,246
ENERGY - 0.6%
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	60	64
Chevron Corp., 2.36%, 12/05/22	30	29
Columbia Pipeline Group Inc.
2.45%, 06/01/18 (p) (q)	40	40

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
3.30%, 06/01/20 (p) (q)	5	5
4.50%, 06/01/25 (p) (q)	5	5
5.80%, 06/01/45 (p) (q)	10	10
Devon Energy Corp., 3.25%, 05/15/22 (e)	35	35
Diamond Offshore Drilling Inc., 4.88%, 11/01/43 (e)	35	28
Enbridge Energy Partners LP, 5.20%, 03/15/20	120	129
Enbridge Inc., 4.50%, 06/10/44	15	12
EnLink Midstream Partners LP, 4.40%, 04/01/24	30	30
Kinder Morgan Energy Partners LP
3.50%, 03/01/21	40	39
3.50%, 09/01/23	50	47
4.25%, 09/01/24	30	29
5.50%, 03/01/44	20	19
Kinder Morgan Inc., 4.30%, 06/01/25	290	281
PDC Energy Inc., 7.75%, 10/15/22	100	105
Petrobras Global Finance BV, 6.85%, 06/05/15	100	83
Petroleos Mexicanos
3.50%, 07/18/18	35	36
8.00%, 05/03/19	100	118
4.88%, 01/24/22	200	208
5.63%, 01/23/46 (p) (q)	345	322
Phillips 66 Partners LP, 4.68%, 02/15/45	5	4
Southwestern Energy Co., 4.95%, 01/23/25 (l)	40	40
Statoil ASA
1.20%, 01/17/18	35	35
5.25%, 04/15/19	30	34
3.70%, 03/01/24	75	77
Total Capital International SA, 1.55%, 06/28/17	40	40
TransCanada Pipelines Ltd., 6.50%, 08/15/18	475	539
Transportadora de Gas del Peru SA, 4.25%, 04/30/28 (p) (q)	200	197
Williams Partners LP
5.25%, 03/15/20	175	190
4.30%, 03/04/24	160	157
		2,987
FINANCIALS - 3.0%
ACE INA Holdings Inc., 3.35%, 05/15/24	40	40
Alexandria Real Estate Equities Inc., 2.75%, 01/15/20	40	40
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	50	49
AvalonBay Communities Inc., 2.85%, 03/15/23	35	34
Aviva Plc, 6.88%, 05/20/58 (i), GBP	150	268
AXA SA, 5.45%, (callable at 100 beginning 03/04/26) (m), GBP	225	360
Bank of America Corp.
2.25%, 04/21/20	100	98
4.00%, 04/01/24	80	81
Barclays Bank Plc
10.00%, 05/21/21, GBP	125	255
6.63%, 03/30/22, EUR	70	97
Barclays Plc, 3.65%, 03/16/25	200	189
BAT International Finance Plc
1.85%, 06/15/18 (p) (q)	30	30
2.75%, 06/15/20 (p) (q)	30	30
3.50%, 06/15/22 (p) (q)	20	20
3.95%, 06/15/25 (p) (q)	30	30
BBVA Subordinated Capital SAU, 3.50%, 04/11/24, EUR	100	115
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	275	277
BNP Paribas SA, 2.87%, 03/20/26, EUR	325	366
BPCE SA, 4.63%, 07/18/23, EUR	100	126
CaixaBank SA, 5.00%, 11/14/23, EUR	500	593
CIT Group Inc., 4.25%, 08/15/17	150	152
Citigroup Inc.
1.70%, 04/27/18	150	149
2.40%, 02/18/20	180	178
3.30%, 04/27/25	70	67
CME Group Inc., 5.30%, 09/15/43	15	16
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.88%, 07/25/23, EUR	250	305
Corporate Office Properties LP, 3.60%, 05/15/23	15	14
Credit Agricole SA, 4.38%, 03/17/25 (p) (q)	200	192
Credit Suisse, 3.00%, 10/29/21	250	248
Daimler Finance North America LLC, 2.25%, 03/02/20 (p) (q)	250	247
DDR Corp., 3.63%, 02/01/25	40	38
Developers Diversified Realty Corp., 4.75%, 04/15/18	40	43
ERP Operating LP, 4.63%, 12/15/21	40	44
Essex Portfolio LP, 3.50%, 04/01/25	125	121
European Investment Bank, 4.63%, 04/15/20, EUR	600	807
General Electric Capital European Funding, 5.38%, 01/23/20, EUR	500	670
Goldman Sachs Group Inc.
5.25%, 07/27/21	200	222
3.50%, 01/23/25	280	271
4.80%, 07/08/44	20	20
Hospitality Properties Trust, 4.50%, 06/15/23	30	30
HSBC Holdings Plc, 4.25%, 03/14/24	200	202
Intesa Sanpaolo SpA
6.63%, 09/13/23, EUR	285	377
5.02%, 06/26/24 (p) (q)	200	194
JPMorgan Chase & Co.
3.25%, 09/23/22	180	179
3.13%, 01/23/25	160	153
Landwirtschaftliche Rentenbank, 1.75%, 04/15/19	130	131
Lloyds Bank Plc
6.50%, 03/24/20, EUR	420	559
7.63%, 04/22/25, GBP	140	277
Merrill Lynch & Co. Inc., 4.63%, 09/14/18, EUR	250	309
Morgan Stanley, 3.70%, 10/23/24	65	65
NN Group NV, 4.62%, 04/08/44 (i), EUR	100	115
Nordea Kredit Realkreditaktieselskab, 2.00%, 10/01/37, DKK	3,900	555
Nykredit Realkredit A/S
2.00%, 10/01/37, DKK	15,650	2,228
2.50%, 10/01/47, DKK	2,400	340
PNC Bank NA, 2.30%, 06/01/20	250	248
Private Export Funding Corp., 3.55%, 01/15/24	195	206
Realkredit Danmark A/S, 2.00%, 10/01/37, DKK	4,900	697
Scentre Group Trust, 3.50%, 02/12/25 (e) (p) (q)	105	103
Shell International Finance BV
3.25%, 05/11/25 (q)	60	59
4.38%, 05/11/45 (p) (q)	80	79
Svenska Handelsbanken AB, 2.66%, 01/15/24 (i), EUR	140	162
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19 (p) (q)	200	201
WEA Finance LLC
2.70%, 09/17/19 (p) (q)	200	200
3.75%, 09/17/24 (p) (q)	200	197
Wells Fargo & Co., 3.00%, 02/19/25	200	191
		14,959

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
HEALTH CARE - 1.2%
AbbVie Inc.
1.80%, 05/14/18	30	30
2.50%, 05/14/20	360	356
2.90%, 11/06/22	115	111
3.20%, 11/06/22	10	10
3.60%, 05/14/25	330	326
4.50%, 05/14/35	160	156
4.40%, 11/06/42	20	19
4.70%, 05/14/45	40	39
Actavis Funding SCS
3.00%, 03/12/20	50	50
3.45%, 03/15/22	495	490
3.80%, 03/15/25	170	167
4.55%, 03/15/35	80	76
4.75%, 03/15/45	60	57
Amgen Inc.
3.13%, 05/01/25	50	47
4.40%, 05/01/45	50	46
Baxalta Inc.
4.00%, 06/23/25 (p) (q)	125	124
5.25%, 06/23/45 (p) (q)	20	20
Baxter International Inc., 1.85%, 06/15/18	140	139
Bayer US Finance LLC, 3.38%, 10/08/24 (p) (q)	200	199
Becton Dickinson and Co.
2.68%, 12/15/19	80	80
3.73%, 12/15/24	185	184
4.69%, 12/15/44	40	39
Celgene Corp.
3.63%, 05/15/24	40	40
4.63%, 05/15/44	40	38
EMD Finance LLC
2.40%, 03/19/20 (p) (q)	70	69
2.95%, 03/19/22 (p) (q)	20	19
3.25%, 03/19/25 (p) (q)	170	165
Gilead Sciences Inc.
3.50%, 02/01/25 (q)	320	320
4.80%, 04/01/44 (q)	20	21
Kinetic Concepts Inc., 12.50%, 11/01/19	200	216
Laboratory Corp. of America Holdings, 3.60%, 02/01/25	50	48
McKesson Corp.
3.80%, 03/15/24	40	40
4.88%, 03/15/44	20	20
Medtronic Inc.
2.50%, 03/15/20 (p) (q)	125	125
3.50%, 03/15/25 (p) (q)	505	503
4.63%, 03/15/45 (p) (q)	40	40
Novartis Capital Corp., 3.40%, 05/06/24	130	132
Pfizer Inc., 7.20%, 03/15/39	15	21
Roche Holdings Inc.
2.25%, 09/30/19 (p) (q)	200	201
3.35%, 09/30/24 (p) (q)	200	202
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	25	25
4.15%, 02/01/24	45	46
Valeant Pharmaceuticals International Inc., 6.38%, 10/15/20 (p) (q)	200	211
Zimmer Holdings Inc.
3.15%, 04/01/22	55	54
3.55%, 04/01/25	300	290
4.45%, 08/15/45	225	206
		5,817
INDUSTRIALS - 0.1%
Altegrity Inc., 13.00%, 07/01/20 (c) (d) (p) (q) (y)	132	60
Burlington Northern Santa Fe LLC, 3.40%, 09/01/24	45	44
Hertz Corp., 2.73%, 03/25/21 (f) (p) (q)	159	157
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34 (p) (q)	200	204
Volvo AB, 5.00%, 05/31/17, EUR	150	182
		647
INFORMATION TECHNOLOGY - 0.1%
First Data Corp., 8.25%, 01/15/21 (p) (q)	275	290
Harris Corp.
2.00%, 04/27/18	40	40
2.70%, 04/27/20	10	10
3.83%, 04/28/25	5	5
4.85%, 04/27/35	35	33
5.05%, 04/27/45	40	38
		416
MATERIALS - 0.1%
ArcelorMittal, 7.00%, 02/25/22 (e) (k)	125	135
First Quantum Minerals Ltd.
6.75%, 02/15/20 (e) (p) (q)	100	97
7.00%, 02/15/21 (p) (q)	100	95
FMG Resources August 2006 Pty Ltd., 6.88%, 04/01/22 (e) (p) (q)	60	42
		369
TELECOMMUNICATION SERVICES - 0.3%
AT&T Inc.
2.45%, 06/30/20	80	78
3.00%, 06/30/22	100	97
3.40%, 05/15/25	85	81
France Telecom SA, 9.00%, 03/01/31 (k)	28	40
Frontier Communications Corp., 9.25%, 07/01/21	200	210
Orange SA, 5.38%, 11/22/50, GBP	100	183
Sprint Nextel Corp., 7.00%, 08/15/20	100	99
T-Mobile USA Inc., 6.63%, 04/01/23	125	130
Verizon Communications Inc.
5.15%, 09/15/23	527	577
4.27%, 01/15/36 (p) (q)	88	79
4.52%, 09/15/48 (p) (q)	191	168
		1,742
UTILITIES - 0.4%
Abu Dhabi National Energy Co., 3.63%, 01/12/23	600	595
American Electric Power Co. Inc., 1.65%, 12/15/17	80	80
CMS Energy Corp., 4.70%, 03/31/43	53	53
Comision Federal de Electricidad, 4.88%, 05/26/21	200	209
Dominion Gas Holdings LLC, 2.50%, 12/15/19	90	91
Electricite de France
6.00%, 01/23/14, GBP	100	194
4.88%, 01/22/44 (p) (q)	40	42
Exelon Corp.
3.95%, 06/15/25	65	65
5.10%, 06/15/45	80	80
Jersey Central Power & Light Co., 5.63%, 05/01/16	95	98
MidAmerican Energy Co., 4.40%, 10/15/44	16	16
Niagara Mohawk Power Corp.
3.51%, 10/01/24 (p) (q)	40	40
4.28%, 10/01/34 (p) (q)	20	20
Pacific Gas & Electric Co.
3.85%, 11/15/23	50	52
3.75%, 08/15/42	40	35
Pennsylvania Electric Co., 6.05%, 09/01/17	25	27

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
PG&E Corp., 2.40%, 03/01/19	40	40
Progress Energy Inc.
7.05%, 03/15/19	50	58
7.75%, 03/01/31	20	27
Puget Energy Inc., 6.00%, 09/01/21	33	38
Red Electrica de Espana Finance BV, 3.88%, 01/25/22, EUR	200	255
Southaven Combined Cycle Generation LLC, 3.85%, 08/15/33	46	48
		2,163

Total Corporate Bonds and Notes (cost $32,371)		31,374

GOVERNMENT AND AGENCY OBLIGATIONS - 24.3%
GOVERNMENT SECURITIES - 21.7%
Federal Farm Credit Bank - 0.2% (w)
Federal Farm Credit Bank, 0.24%, 02/27/17 - 04/17/17 (i)	792	793
Federal Home Loan Bank - 0.0% (w)
Federal Home Loan Bank, 3.38%, 09/08/23	230	244
Federal National Mortgage Association - 0.1% (w)
Federal National Mortgage Association, 2.63%, 09/06/24	365	365
Municipals - 0.3%
Connecticut Housing Finance Authority, 4.00%, 11/15/44	215	230
Maryland Community Development Administration, 2.86%, 09/01/40	130	132
Massachusetts Housing Finance Agency, 4.00%, 12/01/43	20	21
Minnesota Housing Finance Agency
3.00%, 07/01/31	20	20
4.00%, 07/01/38	375	399
2.35%, 03/01/43	43	42
Nebraska Investment Finance Authority
3.00%, 03/01/43	40	41
4.50%, 09/01/43	30	31
South Carolina State Housing Finance & Development, 4.00%, 07/01/41	75	80
South Dakota Housing Development Authority, 4.00%, 05/01/34	20	21
State of California
7.55%, 04/01/39	100	145
7.60%, 11/01/40	105	153
Tennessee Housing Development Agency, 4.00%, 07/01/43	25	26
Utility Debt Securitization Authority, 2.04%, 06/15/21	100	101
		1,442
Sovereign - 12.6%
Argentina Bonar Bond, 7.00%, 04/17/17	350	342
Argentina Government International Bond, 7.00%, 10/03/15	145	147
Bermuda Government International Bond
4.14%, 01/03/23 (p) (q)	200	202
4.85%, 02/06/24 (p) (q)	500	525
Brazil Letras do Tesouro Nacional, 10.00%, 01/01/18, BRL	510	154
Brazil Notas do Tesouro Nacional - Series F, 10.00%, 01/01/17, BRL	1,000	306
Caisse d’Amortissement de la Dette Sociale, 1.13%, 01/30/17 (p) (q)	125	126
Canada Government Bond
4.25%, 06/01/18, CAD	300	266
3.25%, 06/01/21, CAD	300	270
Colombia Government International Bond, 4.38%, 07/12/21	200	209
Colombia TES
10.00%, 07/24/24, COP	1,020,000	462
6.00%, 04/28/28, COP	690,000	225
Croatia Government International Bond, 6.38%, 03/24/21	200	216
Dominican Republic International Bond, 7.50%, 05/06/21	175	196
Federal Democratic Republic of Ethiopia, 6.63%, 12/11/24	200	197
France Government Bond
0.25%, 11/25/15, EUR	220	246
2.25%, 10/25/22 - 05/25/24, EUR	600	740
France Government Bond OAT, 1.75%, 11/25/24, EUR	965	1,138
Hashemite Kingdom of Jordan Government Bond, 2.50%, 10/30/20	200	206
Hazine Mustesarligi Varlik Kiralama AS, 4.56%, 10/10/18	500	521
Hellenic Republic Government Bond, 3.00%, 02/24/23 - 02/24/42 (k) (q), EUR	200	83
Hungary Government Bond
6.50%, 06/24/19, HUF	184,000	744
7.50%, 11/12/20, HUF	570,500	2,458
7.00%, 06/24/22, HUF	54,830	233
5.50%, 06/24/25, HUF	25,160	100
Hungary Government International Bond
6.25%, 01/29/20	220	246
6.00%, 11/24/23, HUF	101,000	412
India Government Bond
8.83%, 11/25/23, INR	52,100	860
8.60%, 06/02/28, INR	41,700	677
Indonesia Government International Bond
5.88%, 03/13/20	140	156
3.75%, 04/25/22	210	207
4.13%, 01/15/25 (e) (p) (q)	200	196
Indonesia Treasury Bond
7.88%, 04/15/19, IDR	2,299,000	171
8.38%, 03/15/24 - 03/15/34, IDR	12,419,000	930
9.00%, 03/15/29, IDR	1,600,000	127
Ireland Government Bond
4.50%, 04/18/20, EUR	1,135	1,494
5.00%, 10/18/20, EUR	290	395
3.90%, 03/20/23, EUR	805	1,069
3.40%, 03/18/24, EUR	690	888
5.40%, 03/13/25, EUR	100	149
2.40%, 05/15/30, EUR	650	750
2.00%, 02/18/45, EUR	350	341
Italy Buoni Poliennali Del Tesoro
1.35%, 04/15/22, EUR	900	978
5.50%, 09/01/22, EUR	775	1,071
4.75%, 08/01/23, EUR	300	401
4.50%, 03/01/24, EUR	1,200	1,578
3.50%, 03/01/30, EUR	500	608
Ivory Coast Government International Bond, 7.77%, 12/31/32	200	188
Japan Government Bond
0.10%, 01/15/16 - 05/15/16, JPY	95,000	776
1.20%, 06/20/21, JPY	26,150	227
0.80%, 09/20/22, JPY	185,000	1,572
0.70%, 12/20/22, JPY	110,000	928
2.20%, 03/20/30, JPY	20,000	195
1.70%, 06/20/33 - 03/20/44, JPY	120,000	1,058
2.30%, 12/20/35, JPY	10,000	97
Kenya Government International Bond, 6.88%, 06/24/24	200	203
Malaysia Government Bond
4.18%, 07/15/24, MYR	500	134
4.50%, 04/15/30, MYR	5,450	1,491

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
3.84%, 04/15/33, MYR	100	25
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25 (p) (q)	200	199
Mexico Bonos
8.00%, 12/17/15 - 06/11/20, MXN	4,000	266
7.75%, 12/14/17 - 11/13/42, MXN	6,700	461
6.50%, 06/10/21, MXN	19,600	1,299
10.00%, 12/05/24 - 11/20/36, MXN	34,000	2,798
8.50%, 11/18/38, MXN	930	71
Mexico Government International Bond
5.63%, 01/15/17 (e)	182	194
3.63%, 03/15/22	156	158
4.00%, 10/02/23	180	185
Morocco Government International Bond, 4.25%, 12/11/22	250	255
Netherlands Government Bond
4.00%, 07/15/19, EUR	600	775
2.25%, 07/15/22, EUR	420	522
Nigeria Government International Bond, 6.38%, 07/12/23 (e)	200	201
Norway Government Bond
4.25%, 05/19/17 (p) (q), NOK	1,600	217
3.75%, 05/25/21 (p) (q), NOK	1,130	163
3.00%, 03/14/24 (p) (q), NOK	2,200	308
Overseas Private Investment Corp.
0.00%, 11/18/15 (j)	33	33
3.49%, 12/20/29 (q)	25	26
Panama Government International Bond, 8.88%, 09/30/27	50	71
Philippine Government International Bond, 9.88%, 01/15/19	100	127
Poland Government Bond
5.25%, 10/25/17 - 10/25/20, PLN	17,450	5,029
5.75%, 10/25/21 - 09/23/22, PLN	5,900	1,822
4.00%, 10/25/23, PLN	2,650	746
Poland Government International Bond, 5.13%, 04/21/21 (e)	165	183
Queensland Treasury Corp., 5.75%, 07/22/24, AUD	330	298
Republic of Ghana, 8.13%, 01/18/26 (e) (p) (q)	200	182
Republic of Lithuania, 7.38%, 02/11/20	300	357
Republic of Turkey, 6.88%, 03/17/36	75	87
Russia Government International Bond, 5.00%, 04/29/20	100	103
Slovenia Government International Bond, 5.85%, 05/10/23 (p) (q)	250	283
South Africa Government Bond
7.75%, 02/28/23, ZAR	8,975	721
6.50%, 02/28/41, ZAR	10,525	658
Spain Government Bond
5.40%, 01/31/23 (p) (q), EUR	600	831
2.75%, 10/31/24 (p) (q), EUR	1,420	1,646
5.15%, 10/31/44 (p) (q), EUR	1,665	2,479
Sweden Government Bond, 1.50%, 11/13/23, SEK	4,450	564
Tennessee Valley Authority
3.88%, 02/15/21	100	110
3.50%, 12/15/42	112	104
Turkey Government Bond
6.30%, 02/14/18, TRY	150	52
9.00%, 07/24/24, TRY	500	185
Turkey Government International Bond, 6.25%, 09/26/22	225	250
United Kingdom Gilt Treasury Bond, 2.00%, 09/07/25, GBP	400	620
United Kingdom Treasury Bond
1.75%, 07/22/19 - 09/07/22, GBP	1,000	1,580
2.25%, 09/07/23, GBP	670	1,077
2.75%, 09/07/24, GBP	1,400	2,329
5.00%, 03/07/25, GBP	200	396
3.25%, 01/22/44, GBP	450	780
Zambia Government International Bond, 5.38%, 09/20/22	200	173
		62,884
Treasury Inflation Index Securities - 2.3%
Deutsche Bundesrepublik Inflation Indexed Bond, 0.10%, 04/15/23 (n), EUR	311	370
Japan Government CPI Indexed Bond, 0.10%, 03/10/24 - 09/10/24 (n), JPY	309,430	2,709
Japan Government Inflation Indexed Bond, 0.10%, 09/10/23 (n), JPY	46,440	405
Mexico Government Inflation Indexed Bond
4.00%, 06/13/19 - 11/15/40 (n), MXN	1,056	72
2.00%, 06/09/22 (n), MXN	7,915	485
Mexico Inflation Indexed Udibonos, 4.50%, 12/04/25 (n), MXN	12,664	921
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/20 - 07/15/24 (n)	1,058	1,058
0.63%, 01/15/24 (n)	2,271	2,305
0.25%, 01/15/25 (n)	2,273	2,222
2.38%, 01/15/25 (n)	188	221
1.38%, 02/15/44 (n)	700	741
0.75%, 02/15/45 (n)	75	68
		11,577
U.S. Treasury Securities - 6.2%
U.S. Treasury Bond
4.38%, 02/15/38	400	490
3.00%, 11/15/44 - 05/15/45	875	853
2.50%, 02/15/45	1,075	942
U.S. Treasury Note
1.38%, 11/30/15 - 05/31/20	1,889	1,894
0.88%, 08/15/17 - 01/15/18	390	391
0.75%, 12/31/17	790	788
1.50%, 08/31/18 - 05/31/20	3,375	3,388
1.63%, 06/30/19 - 12/31/19	6,589	6,635
1.75%, 09/30/19 - 05/15/22	3,125	3,098
1.25%, 01/31/20 (e)	7,150	7,049
1.13%, 03/31/20	1,575	1,539
2.13%, 08/15/21 - 05/15/25	875	864
2.50%, 05/15/24	2,865	2,910
		30,841
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.6%
Federal Home Loan Mortgage Corp. - 0.4%
Federal Home Loan Mortgage Corp.
3.50%, 07/15/45, TBA (g)	1,550	1,591
REMIC, 0.56%, 04/25/20 (i)	202	203
REMIC, 1.58%, 04/25/22	45	45
REMIC, 2.36%, 07/25/22	25	25
REMIC, 3.17%, 10/25/24	50	51
		1,915
Federal National Mortgage Association - 0.9%
Federal National Mortgage Association
4.50%, 07/15/45, TBA (g)	2,140	2,312
3.50%, 08/15/45, TBA (g)	1,520	1,559
REMIC, 0.48%, 09/25/15	41	41
REMIC, 2.61%, 03/25/22 (i)	25	25
REMIC, 3.44%, 07/25/23 (i)	125	130
REMIC, 3.33%, 10/25/23 (i)	209	218
		4,285
Government National Mortgage Association - 1.3%
Government National Mortgage Association
4.00%, 09/20/44 - 12/20/44	844	894
3.50%, 07/15/45, TBA (g)	4,850	5,024

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
4.00%, 07/15/45, TBA (g)	500	529
		6,447

Total Government and Agency Obligations (cost $126,303)		120,793

SHORT TERM INVESTMENTS - 7.4%
Investment Companies - 5.4%
JNL Money Market Fund, 0.01% (a) (h)	26,621	26,621
Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	9,867	9,867

Total Short Term Investments (cost $36,488)		36,488

Total Investments - 103.9% (cost $477,037)		517,046
Other Assets and Liabilities, Net - (3.9%)		(19,512)
Total Net Assets - 100.0%		$497,534

Portfolio Composition:	Percentage of Total Investments
Government Securities	20.9%
Financials	15.5
Consumer Discretionary	10.3
Information Technology	9.0
Health Care	8.7
Industrials	8.4
Telecommunication Services	4.9
Energy	4.3
Materials	3.0
Consumer Staples	2.6
U.S. Government Agency MBS	2.4
Utilities	1.9
Non-U.S. Government Agency ABS	1.0
Short Term Investments	7.1
Total Investments	100.0%

JNL/Capital Guardian Global Diversified Research Fund

	Shares/Par (t)	Value
COMMON STOCKS - 93.5%
ARGENTINA - 0.5%
YPF SA - ADR	85	$2,340

AUSTRALIA - 2.1%
Oil Search Ltd.	528	2,903
Seek Ltd.	217	2,356
Sydney Airport	553	2,122
Transurban Group	288	2,065
		9,446
BRAZIL - 0.7%
CCR SA	172	828
Hypermarcas SA (c)	343	2,501
		3,329
CANADA - 1.6%
Canadian Natural Resources Ltd.	74	2,010
Cenovus Energy Inc.	111	1,779
First Quantum Minerals Ltd.	125	1,628
Lululemon Athletica Inc. (c)	29	1,920
		7,337
CHILE - 0.3%
Enersis SA - ADR	86	1,361

CHINA - 1.9%
Bank of China Ltd. - Class H	4,025	2,612
China Mengniu Dairy Co. Ltd.	278	1,386
China Pacific Insurance Group Co. Ltd.	444	2,127
Great Wall Motor Co. Ltd. (f)	485	2,335
		8,460
DENMARK - 1.8%
Novo Nordisk A/S	146	8,038

FINLAND - 0.7%
Sampo Oyj - Class A	68	3,195

FRANCE - 1.5%
Danone SA (e)	26	1,705
L’Oreal SA	12	2,160
Safran SA	46	3,114
		6,979
GERMANY - 0.6%
Daimler AG	29	2,642

GREECE - 0.2%
JUMBO SA	128	948

HONG KONG - 3.3%
AIA Group Ltd.	964	6,306
Cheung Kong Infrastructure Holdings Ltd.	541	4,200
Jardine Matheson Holdings Ltd.	39	2,222
Minth Group Ltd.	1,114	2,489
		15,217
INDIA - 2.0%
Bharti Airtel Ltd.	436	2,869
ICICI Bank Ltd.	449	2,179
Lupin Ltd.	73	2,166
Sun Pharmaceutical Industries Ltd.	155	2,122
		9,336
IRELAND - 0.5%
Accenture Plc - Class A	24	2,274

ITALY - 0.4%
Cerved Information Solutions SpA (c)	231	1,778

JAPAN - 7.3%
Cosmos Pharmaceutical Corp. (e)	10	1,411
Denso Corp.	41	2,040
Exedy Corp.	48	1,204
Fujitec Co. Ltd. (e)	96	1,195
Hamamatsu Photonics KK	88	2,589
Kawasaki Heavy Industries Ltd.	410	1,911
KDDI Corp.	113	2,722
Keyence Corp.	7	3,704
Kubota Corp.	145	2,299
Marubeni Corp.	179	1,027
Murata Manufacturing Co. Ltd.	8	1,361
Oracle Corp. Japan	34	1,401
Ship Healthcare Holdings Inc.	29	591
SoftBank Corp.	37	2,191
Sysmex Corp.	44	2,644
Trend Micro Inc.	65	2,210
Yamato Kogyo Co. Ltd.	127	2,971
		33,471
MACAU - 0.3%
Wynn Macau Ltd. (e)	880	1,467

MEXICO - 1.2%
America Movil SAB de CV - ADR	187	3,989

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Grupo Sanborns SA de CV - Class B-1 (e)	1,010	1,521
		5,510
NETHERLANDS - 3.5%
ASML Holding NV	40	4,146
ASML Holding NV - ADR	19	1,999
Core Laboratories NV	11	1,220
Gemalto NV	20	1,806
Koninklijke Philips NV	67	3,884
Unilever NV - CVA	76	3,182
		16,237
NORWAY - 0.1%
SeaDrill Ltd. (e)	41	423

RUSSIAN FEDERATION - 0.7%
Rosneft OAO - GDR	217	894
Surgutneftegas OAO - ADR	289	2,193
		3,087
SINGAPORE - 1.9%
Avago Technologies Ltd.	41	5,397
Singapore Telecommunications Ltd.	1,060	3,308
		8,705
SOUTH AFRICA - 1.4%
Mr Price Group Ltd.	71	1,467
Naspers Ltd. - Class N	19	2,877
Shoprite Holdings Ltd.	156	2,223
		6,567
SOUTH KOREA - 1.6%
Daum Kakao Corp.	8	924
Hyundai Motor Co.	17	2,069
LG Household & Health Care Ltd.	4	3,081
LG Telecom Ltd.	119	1,051
		7,125
SWEDEN - 1.9%
Assa Abloy AB - Series B	240	4,509
Svenska Handelsbanken AB - Series A	282	4,122
		8,631
SWITZERLAND - 3.6%
ACE Ltd.	22	2,237
Cie Financiere Richemont SA	23	1,866
Holcim Ltd.	39	2,889
Partners Group Holding AG	12	3,519
Roche Holding AG	17	4,793
Swatch Group AG - Class B	3	995
Swatch Group AG	3	250
		16,549
TAIWAN - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	160	3,634

UNITED KINGDOM - 5.4%
Amec Foster Wheeler Plc	67	864
ARM Holdings Plc	156	2,550
AstraZeneca Plc	92	5,816
British American Tobacco Plc	46	2,477
Diageo Plc	170	4,917
Henderson Group Plc	796	3,265
Michael Page International Plc	240	2,056
Next Plc	11	1,299
Rio Tinto Plc	37	1,542
		24,786
UNITED STATES OF AMERICA - 45.7%
Allegheny Technologies Inc.	32	975
Amazon.com Inc. (c)	4	1,736
American Tower Corp.	69	6,400
AmerisourceBergen Corp.	38	4,083
Aon Plc - Class A	45	4,476
Apple Inc.	48	6,033
Broadcom Corp. - Class A	91	4,670
Celanese Corp. - Class A	19	1,387
Cerner Corp. (c)	52	3,577
Chevron Corp.	36	3,502
CME Group Inc. - Class A	33	3,090
Cobalt International Energy Inc. (c)	59	570
Comcast Corp. - Class A	58	3,506
ConocoPhillips Co.	21	1,302
Danaher Corp.	65	5,546
DaVita HealthCare Partners Inc. (c)	59	4,649
Delphi Automotive Plc	47	4,008
Discover Financial Services	38	2,195
Eaton Corp. Plc	65	4,353
Eli Lilly & Co.	119	9,935
EOG Resources Inc.	24	2,101
Gannett Co. Inc. (c)	29	401
Gilead Sciences Inc.	58	6,767
Goldman Sachs Group Inc.	18	3,675
Google Inc. - Class C (c)	4	2,244
Halliburton Co.	34	1,477
Hexcel Corp.	124	6,168
Home Depot Inc.	12	1,345
Humana Inc.	16	3,118
IDEX Corp.	37	2,907
Incyte Corp. (c)	111	11,599
Intercontinental Exchange Inc.	11	2,348
Jabil Circuit Inc.	82	1,742
Marsh & McLennan Cos. Inc.	48	2,716
Medtronic Plc	49	3,631
Microsoft Corp.	69	3,055
Monsanto Co.	39	4,200
NetApp Inc.	57	1,793
Nielsen Holdings NV	87	3,877
Nike Inc. - Class B	25	2,657
Norfolk Southern Corp.	28	2,455
Norwegian Cruise Line Holdings Ltd. (c)	60	3,379
Panera Bread Co. - Class A (c)	12	2,115
Philip Morris International Inc.	28	2,261
PNC Financial Services Group Inc.	24	2,334
Praxair Inc.	22	2,618
Priceline Group Inc. (c)	2	2,418
Quest Diagnostics Inc.	25	1,813
Receptos Inc. (c)	54	10,168
Schlumberger Ltd.	26	2,250
Sensata Technologies Holding NV (c)	21	1,081
Sirius XM Holdings Inc. (c)	853	3,183
St. Jude Medical Inc.	34	2,485
Starbucks Corp.	52	2,809
Tableau Software Inc. - Class A (c)	20	2,341
Tegna Inc.	57	1,841
TransDigm Group Inc. (c)	12	2,786
Umpqua Holdings Corp.	97	1,745
Union Pacific Corp.	26	2,432
VeriSign Inc. (c) (e)	30	1,876
Verizon Communications Inc.	45	2,106
Visa Inc. - Class A	40	2,713
Waste Connections Inc.	48	2,238
Wells Fargo & Co.	42	2,379
Wynn Resorts Ltd.	16	1,589
		209,229

Total Common Stocks (cost $338,754)		428,101

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
PREFERRED STOCKS - 1.2%
BRAZIL - 0.9%
Vale SA	828	4,172

SOUTH KOREA - 0.3%
Hyundai Motor Co.	15	1,372

Total Preferred Stocks (cost $10,424)		5,544

SHORT TERM INVESTMENTS - 7.0%
Investment Companies - 6.0%
JNL Money Market Fund, 0.01% (a) (h)	27,259	27,259
Securities Lending Collateral - 1.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	4,640	4,640

Total Short Term Investments (cost $31,899)		31,899

Total Investments - 101.7% (cost $381,077)		465,544
Other Assets and Liabilities, Net - (1.7%)		(7,758)
Total Net Assets - 100.0%		$457,786

Portfolio Composition:	Percentage of Total Investments
Health Care	18.9%
Financials	13.5
Information Technology	13.0
Consumer Discretionary	12.8
Industrials	12.8
Consumer Staples	5.9
Materials	5.6
Energy	5.5
Telecommunication Services	3.9
Utilities	1.2
Short Term Investments	6.9
Total Investments	100.0%

JNL/DFA U.S. Core Equity Fund

	Shares/Par (t)	Value
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 16.0%
1-800-Flowers.com Inc. - Class A (c)	2	$16
Aaron’s Inc.	6	225
Abercrombie & Fitch Co. - Class A	4	95
Advance Auto Parts Inc.	3	453
Aeropostale Inc. (c)	3	5
AH Belo Corp.	3	15
Allison Transmission Holdings Inc.	15	442
Amazon.com Inc. (c)	10	4,276
AMC Entertainment Holdings Inc. - Class A	2	53
AMC Networks Inc. - Class A (c)	4	356
America’s Car-Mart Inc. (c)	1	48
American Axle & Manufacturing Holdings Inc. (c)	5	96
American Eagle Outfitters Inc.	17	294
American Public Education Inc. (c)	1	33
Ann Inc. (c)	5	237
Apollo Education Group Inc. - Class A (c)	9	121
ARAMARK Corp.	11	337
Arctic Cat Inc.	1	30
Asbury Automotive Group Inc. (c)	3	248
Ascena Retail Group Inc. (c)	13	212
Ascent Capital Group Inc. - Class A (c)	1	38
Autoliv Inc.	5	546
AutoNation Inc. (c)	6	402
AutoZone Inc. (c)	1	534
Barnes & Noble Inc. (c)	5	132
Bassett Furniture Industries Inc.	1	14
Bebe Stores Inc.	9	17
Bed Bath & Beyond Inc. (c)	11	726
Belmond Ltd. - Class A (c)	8	104
Best Buy Co. Inc.	25	812
Big 5 Sporting Goods Corp.	2	34
Big Lots Inc.	5	208
Biglari Holdings Inc. (c)	—	34
BJ’s Restaurants Inc. (c)	2	105
Bloomin’ Brands Inc.	13	275
Blue Nile Inc. (c)	1	30
Bob Evans Farms Inc.	2	98
BorgWarner Inc.	10	561
Bravo Brio Restaurant Group Inc. (c)	1	14
Bridgepoint Education Inc. (c)	3	33
Bright Horizons Family Solutions Inc. (c)	4	214
Brinker International Inc.	4	254
Brunswick Corp.	6	322
Buckle Inc. (e)	1	62
Buffalo Wild Wings Inc. (c)	2	263
Build-A-Bear Workshop Inc. (c)	1	17
Burlington Stores Inc. (c)	4	196
Cabela’s Inc. - Class A (c)	6	316
Cablevision Systems Corp. - Class A	16	389
Caleres Inc.	4	111
Callaway Golf Co.	8	67
Capella Education Co.	1	56
Career Education Corp. (c)	7	23
Carmax Inc. (c)	8	502
Carmike Cinemas Inc. (c)	1	21
Carnival Corp.	6	309
Carriage Services Inc.	1	32
Carrol’s Restaurant Group Inc. (c)	1	11
Carter’s Inc.	5	573
Cato Corp. - Class A	2	89
Cavco Industries Inc. (c)	1	38
CBS Corp. - Class A	—	11
CBS Corp. - Class B	12	669
Charles & Colvard Ltd. (c)	2	3
Charter Communications Inc. - Class A (c)	4	767
Cheesecake Factory Inc.	5	277
Cherokee Inc.	1	20
Chico’s FAS Inc.	12	196
Childrens Place Retail Stores Inc.	2	104
Chipotle Mexican Grill Inc. - Class A (c)	1	606
Choice Hotels International Inc.	4	222
Christopher & Banks Corp. (c)	1	5
Churchill Downs Inc.	1	155
Chuy’s Holdings Inc. (c)	1	22
Cimpress NV (c)	1	116
Cinemark Holdings Inc.	9	378
Citi Trends Inc. (c)	1	31
Clear Channel Outdoor Holdings Inc.	2	18
ClubCorp Holdings Inc.	3	72
Coach Inc.	10	358
Collectors Universe Inc.	—	6
Columbia Sportswear Co.	4	222
Comcast Corp. - Class A	72	4,318
Comcast Corp. - Special Class A	12	697
Conn’s Inc. (c) (e)	2	95
Cooper Tire & Rubber Co.	5	182
Cooper-Standard Holding Inc. (c)	—	17
Core-Mark Holding Co. Inc.	2	95
Cracker Barrel Old Country Store Inc. (e)	3	374
Crocs Inc. (c)	6	85
Crown Media Holdings Inc. (c)	—	1

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
CSS Industries Inc.	—	12
CST Brands Inc.	8	304
Culp Inc.	1	19
Cumulus Media Inc. - Class A (c)	16	33
D.R. Horton Inc.	16	449
Dana Holding Corp.	17	351
Darden Restaurants Inc.	6	426
Deckers Outdoor Corp. (c)	2	146
Del Frisco’s Restaurant Group Inc. (c)	1	24
Delphi Automotive Plc	9	749
Denny’s Corp. (c)	3	36
Destination Maternity Corp.	1	10
Destination XL Group Inc. (c)	2	11
DeVry Education Group Inc.	5	154
Diamond Resorts International Inc. (c)	3	98
Dick’s Sporting Goods Inc.	5	239
Dillard’s Inc. - Class A	4	392
DineEquity Inc.	2	199
DIRECTV (c)	8	760
Discovery Communications Inc. - Class A (c)	4	136
Discovery Communications Inc. - Class C (c)	5	155
DISH Network Corp. (c)	7	447
Dixie Group Inc. - Class A (c) (e)	—	3
Dollar General Corp.	8	596
Dollar Tree Inc. (c)	9	697
Domino’s Pizza Inc.	4	443
Dorman Products Inc. (c)	2	110
DreamWorks Animation SKG Inc. - Class A (c) (e)	6	167
Drew Industries Inc.	2	93
DSW Inc. - Class A	6	188
Dunkin’ Brands Group Inc.	11	580
Entercom Communications Corp. - Class A (c)	3	31
Entravision Communications Corp.	4	30
Escalade Inc.	1	17
Ethan Allen Interiors Inc.	2	44
EVINE Live Inc. (c)	1	3
EW Scripps Co. - Class A	5	105
Expedia Inc.	4	424
Express Inc. (c)	6	116
Family Dollar Stores Inc.	4	290
Famous Dave’s Of America Inc. (c) (e)	1	10
Federal-Mogul Corp. (c)	7	77
Fiesta Restaurant Group Inc. (c)	1	66
Finish Line Inc. - Class A	4	114
Five Below Inc. (c)	3	114
Flexsteel Industries Inc.	1	22
Foot Locker Inc.	8	530
Ford Motor Co.	137	2,053
Fossil Group Inc. (c)	5	361
Fox Factory Holding Corp. (c)	2	38
Francesca’s Holdings Corp. (c)	2	22
Fred’s Inc. - Class A	3	55
FTD Cos. Inc. (c)	1	29
Fuel Systems Solutions Inc. (c)	1	7
G-III Apparel Group Ltd. (c)	3	216
Gaiam Inc. - Class A (c)	—	1
GameStop Corp. - Class A	10	446
Gannett Co. Inc. (c)	7	95
Gap Inc.	15	586
Garmin Ltd.	8	363
General Motors Co.	39	1,299
Genesco Inc. (c)	2	125
Gentex Corp.	19	314
Gentherm Inc. (c)	3	165
Genuine Parts Co.	5	448
GNC Holdings Inc. - Class A	9	405
Goodyear Tire & Rubber Co.	19	584
Graham Holdings Co.	—	323
Grand Canyon Education Inc. (c)	4	182
Gray Television Inc. (c)	6	91
Green Brick Partners Inc. (c)	1	7
Group 1 Automotive Inc.	2	183
Groupon Inc. - Class A (c)	21	105
Guess? Inc.	5	91
H&R Block Inc.	12	343
HanesBrands Inc.	17	564
Harley-Davidson Inc.	8	476
Harman International Industries Inc.	2	264
Harte-Hanks Inc.	4	26
Hasbro Inc.	5	347
Haverty Furniture Cos. Inc.	2	34
Helen of Troy Ltd. (c)	2	189
hhgregg Inc. (c) (e)	1	3
Hibbett Sports Inc. (c)	2	87
Hillenbrand Inc.	5	158
Hilton Worldwide Holdings Inc. (c)	11	315
Home Depot Inc.	42	4,666
HomeAway Inc. (c)	3	91
Hooker Furniture Corp.	1	14
Houghton Mifflin Harcourt Co. (c)	8	196
Hovnanian Enterprises Inc. (c)	7	19
HSN Inc.	5	378
Hyatt Hotels Corp. (c)	1	83
Iconix Brand Group Inc. (c)	2	57
Ignite Restaurant Group Inc. (c)	1	4
International Game Technology Plc (c)	2	43
International Speedway Corp. - Class A	2	72
Interpublic Group of Cos. Inc.	16	308
Interval Leisure Group Inc.	4	86
iRobot Corp. (c)	1	25
Isle of Capri Casinos Inc. (c)	1	20
J.C. Penney Co. Inc. (c)	19	158
Jack in the Box Inc.	3	304
Jamba Inc. (c)	1	9
John Wiley & Sons Inc. - Class A	4	231
John Wiley & Sons Inc. - Class B	—	5
Johnson Controls Inc.	16	799
Journal Media Group Inc.	1	11
K12 Inc. (c)	4	47
Kate Spade & Co. (c)	6	122
KB Home	4	58
Kirkland’s Inc.	2	42
Kohl’s Corp.	17	1,088
Kona Grill Inc. (c)	1	18
Krispy Kreme Doughnuts Inc. (c)	3	60
L Brands Inc.	8	661
La Quinta Holdings Inc. (c)	2	51
La-Z-Boy Inc.	4	108
Lakeland Industries Inc. (c) (e)	—	1
Lands’ End Inc. (c) (e)	2	37
Las Vegas Sands Corp.	10	551
Leapfrog Enterprises Inc. - Class A (c)	5	7
Lear Corp.	5	594
Leggett & Platt Inc.	10	502
Lennar Corp. - Class A	8	414
Libbey Inc.	3	110
Liberty Broadband Corp. - Class A (c)	2	92
Liberty Broadband Corp. - Class C (c)	5	248
Liberty Interactive Corp. QVC Group - Class A (c)	24	676
Liberty Media Corp. - Class A (c)	3	120
Liberty Media Corp. - Class C (c)	8	269
Liberty Tax Inc. - Class A	1	23
Liberty TripAdvisor Holdings Inc. - Class A (c)	6	178
Liberty Ventures - Class A (c)	11	415

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Lifetime Brands Inc.	1	16
Lions Gate Entertainment Corp.	7	269
Lithia Motors Inc. - Class A	2	234
Live Nation Inc. (c)	13	371
LKQ Corp. (c)	11	332
Lowe’s Cos. Inc.	30	1,979
Luby’s Inc. (c)	1	6
Lululemon Athletica Inc. (c)	5	295
Lumber Liquidators Holdings Inc. (c)	1	21
M/I Homes Inc. (c)	2	44
Macy’s Inc.	11	711
Madison Square Garden Inc. - Class A (c)	5	452
Marcus Corp.	1	17
Marine Products Corp.	1	7
MarineMax Inc. (c)	1	33
Marriott International Inc. - Class A	7	538
Marriott Vacations Worldwide Corp.	2	222
Mattel Inc.	12	296
Matthews International Corp.	2	132
Mattress Firm Holding Corp. (c)	1	69
McClatchy Co. - Class A (c)	6	7
McDonald’s Corp.	30	2,892
MDC Holdings Inc.	4	123
Media General Inc. (c)	2	32
Men’s Wearhouse Inc.	3	218
Meredith Corp.	3	151
Meritage Homes Corp. (c)	3	149
MGM Resorts International (c)	27	494
Michael Kors Holdings Ltd. (c)	9	364
Modine Manufacturing Co. (c)	4	48
Mohawk Industries Inc. (c)	3	619
Monarch Casino & Resort Inc. (c)	1	14
Monro Muffler Brake Inc.	2	131
Morningstar Inc.	3	230
Motorcar Parts of America Inc. (c)	1	36
Movado Group Inc.	1	30
Nathan’s Famous Inc.	—	7
National CineMedia Inc.	4	70
Nautilus Inc. (c)	3	73
Netflix Inc. (c)	1	480
New York & Co. Inc. (c) (e)	5	13
New York Times Co. - Class A	8	116
Newell Rubbermaid Inc.	9	381
News Corp. - Class A (c)	12	177
News Corp. - Class B (c)	4	52
Nexstar Broadcasting Group Inc. - Class A	2	118
Nike Inc. - Class B	17	1,870
Nordstrom Inc.	8	602
Norwegian Cruise Line Holdings Ltd. (c)	6	335
NutriSystem Inc.	2	42
NVR Inc. (c)	—	402
O’Reilly Automotive Inc. (c)	4	944
Office Depot Inc. (c)	40	348
Omnicom Group Inc.	11	730
Orbitz Worldwide Inc. (c)	7	75
Outerwall Inc. (e)	1	99
Overstock.com Inc. (c)	1	11
Oxford Industries Inc.	1	126
Pandora Media Inc. (c)	7	104
Panera Bread Co. - Class A (c)	3	469
Papa John’s International Inc.	3	221
Penn National Gaming Inc. (c)	4	71
Penske Auto Group Inc.	8	412
Pep Boys-Manny Moe & Jack (c)	4	48
Perry Ellis International Inc. (c)	1	29
Pier 1 Imports Inc.	6	80
Polaris Industries Inc.	3	418
Pool Corp.	2	175
Popeyes Louisiana Kitchen Inc. (c)	1	80
Priceline Group Inc. (c)	1	1,613
Pulte Homes Inc.	10	206
PVH Corp.	3	381
Quicksilver Inc. (c) (e)	7	5
Ralph Lauren Corp. - Class A	2	265
RCI Hospitality Holdings Inc. (c)	1	10
Reading International Inc. - Class A (c)	—	4
Red Lion Hotels Corp. (c)	1	5
Red Robin Gourmet Burgers Inc. (c)	1	86
Regal Entertainment Group - Class A	9	198
Regis Corp. (c)	4	63
Remy International Inc.	1	16
Rent-A-Center Inc.	4	124
Restoration Hardware Holdings Inc. (c)	3	259
RetailMeNot Inc. (c)	—	4
Rocky Brands Inc.	1	11
Ross Stores Inc.	17	838
Royal Caribbean Cruises Ltd.	11	841
Ruby Tuesday Inc. (c)	4	25
Ruth’s Hospitality Group Inc.	3	51
Ryland Group Inc.	4	167
Sabre Corp.	3	73
Sally Beauty Holdings Inc. (c)	11	363
Scholastic Corp.	—	1
Scientific Games Corp. (c) (e)	3	49
Scripps Networks Interactive Inc. - Class A	4	259
Sears Holdings Corp. (e)	5	124
SeaWorld Entertainment Inc.	7	125
Select Comfort Corp. (c)	5	157
Service Corp. International	20	595
Shiloh Industries Inc. (c)	1	10
Shoe Carnival Inc.	2	50
Shutterfly Inc. (c)	2	115
Shutterstock Inc. (c)	1	61
Signet Jewelers Ltd.	3	377
Sinclair Broadcast Group Inc. - Class A	7	200
Sirius XM Holdings Inc. (c)	127	475
Six Flags Entertainment Corp.	5	246
Sizmek Inc. (c)	3	22
Skechers U.S.A. Inc. - Class A (c)	3	278
Skullcandy Inc. (c)	2	12
Smith & Wesson Holding Corp. (c)	3	48
Sonic Automotive Inc.	4	104
Sonic Corp.	4	113
Sotheby’s	5	220
Spartan Motors Inc.	2	7
Speedway Motorsports Inc.	3	70
Stage Stores Inc.	3	50
Standard Motor Products Inc.	2	77
Standard-Pacific Corp. (c)	16	147
Staples Inc.	25	386
Starbucks Corp.	45	2,434
Starz - Class A (c)	6	258
Stein Mart Inc.	3	30
Steiner Leisure Ltd. (c)	1	50
Steven Madden Ltd. (c)	4	190
Stoneridge Inc. (c)	3	36
Strattec Security Corp.	—	7
Strayer Education Inc. (c)	1	30
Sturm Ruger & Co. Inc.	—	23
Superior Industries International Inc.	2	34
Superior Uniform Group Inc.	1	17
Systemax Inc. (c)	2	15
Target Corp.	18	1,486
Taylor Morrison Home Corp. - Class A (c)	2	41
Tegna Inc.	14	435
Tempur Sealy International Inc. (c)	4	257

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Tenneco Inc. (c)	5	309
Tesla Motors Inc. (c)	1	317
Texas Roadhouse Inc.	5	191
Thor Industries Inc.	4	215
Tiffany & Co.	3	271
Tile Shop Holdings Inc. (c)	—	3
Tilly’s Inc. - Class A (c)	1	11
Time Inc.	8	193
Time Warner Cable Inc.	8	1,402
Time Warner Inc.	37	3,205
TJX Cos. Inc.	21	1,389
Toll Brothers Inc. (c)	11	434
Tower International Inc. (c)	2	44
Town Sports International Holdings Inc.	2	5
Tractor Supply Co.	6	508
TRI Pointe Homes Inc. (c)	12	188
TripAdvisor Inc. (c)	4	340
Tumi Holdings Inc. (c)	5	93
Tupperware Brands Corp.	3	172
Twenty-First Century Fox Inc. - Class A	28	913
Twenty-First Century Fox Inc. - Class B	7	232
Ulta Salon Cosmetics & Fragrance Inc. (c)	2	374
Under Armour Inc. - Class A (c)	5	428
Unifi Inc. (c)	—	14
Universal Electronics Inc. (c)	2	85
Universal Technical Institute Inc.	2	14
Urban Outfitters Inc. (c)	11	388
Vail Resorts Inc.	3	335
VF Corp.	8	539
Viacom Inc. - Class A	—	6
Viacom Inc. - Class B	9	604
Vista Outdoor Inc. (c)	4	198
Visteon Corp. (c)	5	474
Vitamin Shoppe Inc. (c)	2	76
VOXX International Corp. - Class A (c)	2	16
WABCO Holdings Inc. (c)	3	315
Walt Disney Co.	33	3,817
Weight Watchers International Inc. (c) (e)	1	5
Wendy’s Co.	28	319
West Marine Inc. (c)	2	20
Weyco Group Inc.	1	15
Whirlpool Corp.	5	951
William Lyon Homes - Class A (c)	2	40
Williams-Sonoma Inc.	4	360
Winmark Corp.	—	24
Winnebago Industries Inc.	2	50
Wolverine World Wide Inc.	8	223
Wyndham Worldwide Corp.	6	529
Wynn Resorts Ltd.	2	178
Yum! Brands Inc.	13	1,186
Zagg Inc. (c)	2	16
Zumiez Inc. (c)	2	52
		119,962
CONSUMER STAPLES - 7.4%
Alico Inc.	1	24
Alliance One International Inc. (c)	1	12
Altria Group Inc.	60	2,934
Andersons Inc.	2	84
Archer-Daniels-Midland Co.	15	733
Avon Products Inc.	12	74
B&G Foods Inc.	5	154
Boston Beer Co. Inc. (c)	1	139
Boulder Brands Inc. (c)	4	28
Brown-Forman Corp. - Class A (e)	1	84
Brown-Forman Corp. - Class B	4	444
Bunge Ltd.	6	495
Cal-Maine Foods Inc. (e)	3	167
Calavo Growers Inc.	1	51
Campbell Soup Co.	13	630
Casey’s General Stores Inc.	4	397
Central Garden & Pet Co. (c)	1	5
Central Garden & Pet Co. - Class A (c)	3	31
Chefs’ Warehouse Inc. (c)	1	19
Church & Dwight Co. Inc.	5	375
Clorox Co.	6	581
Coca-Cola Bottling Co.	1	92
Coca-Cola Co.	101	3,967
Coca-Cola Enterprises Inc.	14	620
Colgate-Palmolive Co.	26	1,669
ConAgra Foods Inc.	21	923
Constellation Brands Inc. - Class A	5	611
Constellation Brands Inc. - Class B	—	1
Costco Wholesale Corp.	11	1,483
Coty Inc. - Class A	2	52
Craft Brewers Alliance Inc. (c)	1	9
CVS Health Corp.	33	3,448
Darling Ingredients Inc. (c)	11	155
Dean Foods Co.	7	113
Diamond Foods Inc. (c)	2	47
Dr. Pepper Snapple Group Inc.	10	705
Energizer Holdings Inc.	3	397
Estee Lauder Cos. Inc.	6	529
Farmer Bros. Co. (c)	1	19
Flowers Foods Inc.	17	361
Fresh Del Monte Produce Inc.	5	174
General Mills Inc.	19	1,040
Hain Celestial Group Inc. (c)	5	301
Herbalife Ltd. (c)	7	365
Hershey Co.	4	375
Hormel Foods Corp.	6	320
HRG Group Inc. (c)	1	18
Ingles Markets Inc. - Class A	1	66
Ingredion Inc.	7	537
Inter Parfums Inc.	2	58
Inventure Foods Inc. (c)	1	11
J&J Snack Foods Corp.	1	144
JM Smucker Co.	5	498
John B. Sanfilippo & Son Inc.	1	36
Kellogg Co.	8	512
Keurig Green Mountain Inc.	4	343
Kimberly-Clark Corp.	10	1,097
Kraft Foods Group Inc.	17	1,435
Kroger Co.	18	1,290
Lancaster Colony Corp.	2	171
Limoneira Co.	1	24
Mannatech Inc. (c)	—	5
McCormick & Co. Inc.	4	340
Mead Johnson Nutrition Co.	7	625
Medifast Inc. (c)	1	39
MGP Ingredients Inc.	1	23
Molson Coors Brewing Co. - Class B	8	531
Mondelez International Inc. - Class A	24	978
Monster Beverage Corp. (c)	7	949
National Beverage Corp. (c)	2	40
Natural Grocers by Vitamin Cottage Inc. (c)	—	8
Nu Skin Enterprises Inc.	5	219
Nutraceutical International Corp. (c)	1	27
Oil-Dri Corp. of America	—	3
Omega Protein Corp. (c)	1	19
Orchids Paper Products Co.	1	13
PepsiCo Inc.	46	4,328
Philip Morris International Inc.	33	2,656
Pilgrim’s Pride Corp. (e)	8	175
Pinnacle Foods Inc.	8	381
Post Holdings Inc. (c)	4	237

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Prestige Brands Holdings Inc. (c)	3	160
PriceSmart Inc.	2	172
Procter & Gamble Co.	53	4,169
Revlon Inc. - Class A (c)	3	101
Reynolds American Inc.	11	799
Rite Aid Corp. (c)	26	220
Sanderson Farms Inc. (e)	2	156
Seneca Foods Corp. (c)	—	11
Snyders-Lance Inc.	5	170
SpartanNash Co.	3	94
Spectrum Brands Holdings Inc.	5	473
Sprouts Farmers Market Inc. (c)	9	251
SUPERVALU Inc. (c)	19	155
Sysco Corp.	14	508
The Fresh Market Inc. (c)	2	48
Tootsie Roll Industries Inc. (e)	2	56
TreeHouse Foods Inc. (c)	3	244
Tyson Foods Inc.	16	673
United Natural Foods Inc. (c)	3	212
Universal Corp.	1	63
USANA Health Sciences Inc. (c)	1	68
Vector Group Ltd.	7	168
Village Super Market Inc. - Class A	—	10
Wal-Mart Stores Inc.	40	2,821
WD-40 Co.	1	75
Weis Markets Inc.	2	80
WhiteWave Foods Co. - Class A (c)	10	472
Whole Foods Market Inc.	8	329
		55,831
ENERGY - 7.7%
Abraxas Petroleum Corp. (c)	4	13
Adams Resources & Energy Inc.	—	11
Alon USA Energy Inc.	6	105
Alpha Natural Resources Inc. (c) (e)	12	4
Anadarko Petroleum Corp.	17	1,359
Antero Resources Corp. (c)	2	70
Apache Corp.	10	594
Atwood Oceanics Inc.	5	135
Baker Hughes Inc.	9	530
Basic Energy Services Inc. (c)	4	30
Bill Barrett Corp. (c)	3	25
Bonanza Creek Energy Inc. (c)	4	79
Bristow Group Inc.	2	80
C&J Energy Services Ltd. (c)	4	49
Cabot Oil & Gas Corp. - Class A	23	739
California Resources Corp.	15	90
Callon Petroleum Co. (c)	5	43
Cameron International Corp. (c)	10	533
CARBO Ceramics Inc. (e)	1	50
Carrizo Oil & Gas Inc. (c)	5	230
Cheniere Energy Inc. (c)	7	491
Chesapeake Energy Corp. (e)	49	544
Chevron Corp.	40	3,897
Cimarex Energy Co.	6	706
Clayton Williams Energy Inc. (c)	1	85
Cloud Peak Energy Inc. (c)	5	23
Cobalt International Energy Inc. (c)	14	137
Comstock Resources Inc. (e)	2	8
Concho Resources Inc. (c)	7	771
ConocoPhillips Co.	38	2,355
CONSOL Energy Inc.	6	136
Contango Oil & Gas Co. (c)	1	14
Continental Resources Inc. (c)	7	276
Core Laboratories NV	3	296
CVR Energy Inc. (e)	4	143
Dawson Geophysical Co. (c)	—	1
Delek US Holdings Inc.	5	185
Denbury Resources Inc.	24	152
Devon Energy Corp.	11	628
DHT Holdings Inc.	5	41
Diamond Offshore Drilling Inc. (e)	9	239
Diamondback Energy Inc. (c)	5	342
Dresser-Rand Group Inc. (c)	5	417
Dril-Quip Inc. (c)	3	233
Emerald Oil Inc. (c)	—	1
Energen Corp.	5	368
Energy XXII Ltd. (e)	6	16
EnLink Midstream LLC	6	184
EOG Resources Inc.	22	1,940
EP Energy Corp. - Class A (c)	5	69
EQT Corp.	5	369
Era Group Inc. (c)	2	32
Evolution Petroleum Corp.	1	4
Exterran Holdings Inc.	6	189
Exxon Mobil Corp.	125	10,412
FMC Technologies Inc. (c)	14	564
Forum Energy Technologies Inc. (c)	7	139
GasLog Ltd.	5	92
Gastar Exploration Inc. (c)	6	19
Geospace Technologies Corp. (c)	1	16
Green Plains Inc.	3	79
Gulf Island Fabrication Inc.	1	10
Gulfmark Offshore Inc. - Class A	2	25
Gulfport Energy Corp. (c)	7	269
Halcon Resources Corp. (c) (e)	20	23
Halliburton Co.	23	985
Helix Energy Solutions Group Inc. (c)	10	122
Helmerich & Payne Inc.	7	477
Hercules Offshore Inc. (c)	6	1
Hess Corp.	6	381
HKN Inc. (c) (p) (q)	—	1
HollyFrontier Corp.	10	411
Hornbeck Offshore Services Inc. (c)	2	47
ION Geophysical Corp. (c)	12	13
Jones Energy Inc. - Class A (c)	1	10
Key Energy Services Inc. (c)	13	24
Kinder Morgan Inc.	39	1,485
Kosmos Energy Ltd. (c)	19	162
Laredo Petroleum Holdings Inc. (c) (e)	11	144
LinnCo LLC (e)	8	72
Marathon Oil Corp.	31	826
Marathon Petroleum Corp.	20	1,027
Matador Resources Co. (c)	6	153
Matrix Service Co. (c)	2	35
McDermott International Inc. (c)	4	21
Mitcham Industries Inc. (c)	1	2
Murphy Oil Corp.	10	402
Murphy USA Inc. (c)	5	256
Nabors Industries Ltd.	21	299
National Oilwell Varco Inc.	9	457
Natural Gas Services Group Inc. (c)	1	20
Newfield Exploration Co. (c)	13	465
Newpark Resources Inc. (c)	7	59
Noble Corp. Plc	11	176
Noble Energy Inc.	18	761
Northern Oil and Gas Inc. (c) (e)	4	30
Oasis Petroleum Inc. (c)	10	160
Occidental Petroleum Corp.	23	1,812
Oceaneering International Inc.	5	229
Oil States International Inc. (c)	6	209
Pacific Drilling SA (c)	2	5
Panhandle Oil and Gas Inc. - Class A	2	32
Paragon Offshore Plc (e)	4	4
Parker Drilling Co. (c)	10	33
Patterson-UTI Energy Inc.	13	246

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
PBF Energy Inc. - Class A	7	207
PDC Energy Inc. (c)	3	159
Peabody Energy Corp. (e)	17	37
Penn Virginia Corp. (c) (e)	7	32
PetroQuest Energy Inc. (c)	7	14
PHI Inc. (c)	1	33
PHI Inc. (c)	—	3
Phillips 66	11	863
Pioneer Energy Services Corp. (c)	2	15
Pioneer Natural Resources Co.	3	435
QEP Resources Inc.	17	316
Range Resources Corp.	6	295
Renewable Energy Group Inc. (c)	3	38
Rentech Inc. (c)	2	3
Rex Energy Corp. (c) (e)	5	28
Rice Energy Inc. (c)	5	110
RigNet Inc. (c)	1	25
Rosetta Resources Inc. (c)	5	120
Rowan Cos. Plc - Class A	9	182
RPC Inc.	14	200
RSP Permian Inc. (c)	2	69
SandRidge Energy Inc. (c) (e)	45	39
Schlumberger Ltd.	26	2,233
Scorpio Tankers Inc.	15	150
SEACOR Holdings Inc. (c)	2	112
SemGroup Corp. - Class A	3	230
Seventy Seven Energy Inc. (c)	2	9
Ship Finance International Ltd. (e)	5	81
SM Energy Co.	7	313
Southwestern Energy Co. (c)	31	702
Spectra Energy Corp.	15	478
Stone Energy Corp. (c)	5	58
Superior Energy Services Inc.	13	267
Synergy Resources Corp. (c)	7	81
Targa Resources Corp.	6	509
Teekay Corp.	7	315
Tesco Corp.	3	35
Tesoro Corp.	10	813
Tetra Technologies Inc. (c)	6	37
Tidewater Inc. (e)	4	87
Transocean Ltd. (e)	19	300
Triangle Petroleum Corp. (c) (e)	6	32
Ultra Petroleum Corp. (c) (e)	8	106
Unit Corp. (c)	3	93
VAALCO Energy Inc. (c)	5	11
Valero Energy Corp.	15	940
W&T Offshore Inc. (e)	5	29
Warren Resources Inc. (c) (e)	6	3
Weatherford International Plc (c)	37	459
Western Refining Inc.	11	474
Westmoreland Coal Co. (c)	1	25
Whiting Petroleum Corp. (c)	13	439
Willbros Group Inc. (c)	6	8
Williams Cos. Inc.	14	811
World Fuel Services Corp.	5	222
WPX Energy Inc. (c)	14	174
		57,622
FINANCIALS - 13.5%
1st Source Corp.	2	67
Access National Corp.	—	5
ACE Ltd.	5	478
Actua Corp. (c)	3	41
Affiliated Managers Group Inc. (c)	2	428
AFLAC Inc.	11	692
Alexander & Baldwin Inc.	4	158
Alleghany Corp. (c)	—	221
Allied World Assurance Co. Holdings Ltd.	6	263
Allstate Corp.	10	678
Ally Financial Inc. (c)	15	346
Altisource Portfolio Solutions SA (c)	1	27
Ambac Financial Group Inc. (c)	2	40
American Equity Investment Life Holding Co.	6	175
American Express Co.	29	2,239
American Financial Group Inc.	6	370
American International Group Inc.	20	1,261
American National Insurance Co.	2	155
Ameriprise Financial Inc.	5	674
Ameris Bancorp	3	72
Amerisafe Inc.	1	66
AmTrust Financial Services Inc. (e)	7	473
Aon Plc - Class A	7	678
Arch Capital Group Ltd. (c)	4	269
Argo Group International Holdings Ltd.	1	40
Arrow Financial Corp.	—	12
Arthur J Gallagher & Co.	5	251
Artisan Partners Asset Management Inc. - Class A	2	112
Aspen Insurance Holdings Ltd.	5	248
Associated Bancorp	13	258
Assurant Inc.	5	309
Assured Guaranty Ltd.	13	318
Astoria Financial Corp.	9	123
Atlanticus Holdings Corp. (c)	1	2
Atlas Financial Holdings Inc. (c)	1	11
AV Homes Inc. (c)	1	9
Axis Capital Holdings Ltd.	6	344
Baldwin & Lyons Inc. - Class B	1	23
BancFirst Corp.	1	83
Bancorp Inc. (c)	2	22
BancorpSouth Inc.	8	213
Bank Mutual Corp.	4	33
Bank of America Corp.	154	2,621
Bank of Hawaii Corp.	3	200
Bank of Marin Bancorp	—	11
Bank of New York Mellon Corp.	19	799
Bank of the Ozarks Inc.	4	205
BankUnited Inc.	7	242
Banner Corp.	2	94
Bar Harbor Bankshares	1	23
BB&T Corp.	11	433
BBCN Bancorp Inc.	7	101
Beneficial Bancorp Inc. (c)	5	68
Berkshire Hathaway Inc. - Class B (c)	39	5,339
Berkshire Hills Bancorp Inc.	2	64
BGC Partners Inc.	21	186
BlackRock Inc.	2	686
BofI Holding Inc. (c)	1	108
BOK Financial Corp.	3	243
Boston Private Financial Holdings Inc.	7	89
Brookline Bancorp Inc.	7	73
Brown & Brown Inc.	11	368
Bryn Mawr Bank Corp.	1	45
BSB BanCorp Inc. (c)	1	13
C&F Financial Corp.	—	1
Calamos Asset Management Inc. - Class A	2	20
Camden National Corp.	1	30
Capital Bank Financial Corp. (c)	1	35
Capital City Bank Group Inc.	1	11
Capital One Financial Corp.	12	1,053
Capitol Federal Financial Inc.	11	136
Cardinal Financial Corp.	3	55
CareTrust REIT Inc.	2	26
Cascade Bancorp (c)	4	18
Cash America International Inc.	2	64
Cathay General Bancorp	7	219

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
CBOE Holdings Inc.	6	318
CBRE Group Inc. - Class A (c)	12	433
CenterState Banks of Florida Inc.	3	35
Central Pacific Financial Corp.	3	64
Charles Schwab Corp.	18	575
Chemical Financial Corp.	2	78
Chubb Corp.	5	461
Cincinnati Financial Corp.	5	264
CIT Group Inc.	8	370
Citigroup Inc.	45	2,485
Citizens & Northern Corp.	1	13
Citizens Inc. - Class A (c) (e)	4	28
City Holdings Co.	1	52
City National Corp.	3	301
Clifton Bancorp Inc.	2	27
CME Group Inc.	5	472
CNA Financial Corp.	2	57
CNB Financial Corp.	1	20
CNO Financial Group Inc.	12	211
CoBiz Financial Inc.	3	37
Cohen & Steers Inc.	1	28
Columbia Banking System Inc.	5	152
Comerica Inc.	5	239
Commerce Bancshares Inc.	7	335
Communications Sales & Leasing Inc.	12	299
Community Bank System Inc.	3	124
Community Trust Bancorp Inc.	2	56
ConnectOne Bancorp Inc.	1	28
Consolidated-Tomoka Land Co.	—	25
Consumer Portfolio Services Inc. (c)	1	4
Cowen Group Inc. - Class A (c)	9	57
Crawford & Co.	1	12
Credit Acceptance Corp. (c)	2	451
Cullen/Frost Bankers Inc.	4	323
Customers Bancorp Inc. (c)	2	50
CVB Financial Corp.	9	155
Diamond Hill Investment Group Inc.	—	32
Dime Community Bancshares Inc.	3	54
Discover Financial Services	15	849
Donegal Group Inc. - Class A	2	24
E*TRADE Financial Corp. (c)	9	279
Eagle Bancorp Inc. (c)	1	62
East West Bancorp Inc.	11	497
Eaton Vance Corp.	8	294
EMC Insurance Group Inc.	2	41
Employer Holdings Inc.	3	60
Encore Capital Group Inc. (c)	2	83
Endurance Specialty Holdings Ltd.	4	250
Enova International Inc. (c)	2	33
Enstar Group Ltd. (c)	1	218
Enterprise Financial Services Corp.	1	32
Erie Indemnity Co. - Class A	4	330
ESSA BanCorp Inc.	1	12
EverBank Financial Corp.	4	73
Evercore Partners Inc.	3	139
Everest Re Group Ltd.	2	387
EZCorp Inc. (c)	4	29
Farmers Capital Bank Corp. (c)	1	17
FBL Financial Group Inc. - Class A	1	81
Federal Agricultural Mortgage Corp. - Class C	1	26
Federated Investors Inc. - Class B	9	300
Federated National Holding Co.	1	27
Fidelity Southern Corp.	2	29
Fifth Third Bancorp	38	781
Financial Engines Inc.	2	71
Financial Institutions Inc.	1	24
First American Financial Corp.	8	284
First Bancorp Inc. (c)	15	72
First Bancorp Inc.	1	8
First Busey Corp.	6	42
First Business Financial Services Inc.	—	11
First Cash Financial Services Inc. (c)	2	82
First Citizens BancShares Inc. - Class A	1	198
First Commonwealth Financial Corp.	8	76
First Community Bancshares Inc.	2	31
First Connecticut Bancorp Inc.	1	13
First Defiance Financial Corp.	1	28
First Financial Bancorp	5	89
First Financial Bankshares Inc.	2	83
First Financial Corp.	1	34
First Financial Northwest Inc.	1	10
First Horizon National Corp.	15	238
First Interstate BancSystem Inc. - Class A	2	43
First Merchants Corp.	3	76
First Midwest Bancorp Inc.	7	124
First NBC Bank Holding Co. (c)	2	55
First Niagara Financial Group Inc.	28	264
First of Long Island Corp.	1	15
First Republic Bank	6	358
FirstMerit Corp.	11	238
Flagstar Bancorp Inc. (c)	3	58
Flushing Financial Corp.	3	62
FNB Corp.	14	203
FNF Group	7	269
Forest City Enterprises Inc. (c)	12	255
Forestar Group Inc. (c)	2	30
Fox Chase Bancorp Inc.	1	10
Franklin Resources Inc.	9	446
Fulton Financial Corp.	15	199
FXCM Inc. - Class A (e)	2	3
Gain Capital Holdings Inc.	4	36
GAMCO Investors Inc.	1	44
Genworth Financial Inc. (c)	25	188
German American Bancorp Inc.	1	31
Glacier Bancorp Inc.	5	153
Global Indemnity Plc (c)	1	20
Goldman Sachs Group Inc.	9	1,855
Great Southern Bancorp Inc.	1	43
Green Dot Corp. (c)	3	52
Greenhill & Co. Inc.	2	79
Greenlight Capital Re Ltd. - Class A (c)	3	73
Guaranty Bancorp	1	23
Hallmark Financial Services Inc. (c)	2	24
Hancock Holding Co.	6	182
Hanmi Financial Corp.	3	73
Hanover Insurance Group Inc.	3	255
Hartford Financial Services Group Inc.	19	807
HCC Insurance Holdings Inc.	7	513
HCI Group Inc.	1	53
Heartland Financial USA Inc.	2	59
Heritage Commerce Corp.	3	25
Heritage Financial Corp.	2	42
HFF Inc. - Class A	2	95
Hilltop Holdings Inc. (c)	8	195
Home Bancshares Inc.	4	140
HomeStreet Inc. (c)	1	32
HomeTrust Bancshares Inc. (c)	—	6
Horace Mann Educators Corp.	3	116
Horizon BanCorp	1	12
Howard Hughes Corp. (c)	3	362
Hudson City Bancorp Inc.	25	247
Hudson Valley Holding Corp.	1	38
Huntington Bancshares Inc.	38	432
IberiaBank Corp.	3	214
Imperial Holdings Inc. (c)	2	12
Independent Bank Corp.	2	80

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Interactive Brokers Group Inc.	5	224
Intercontinental Exchange Inc.	2	368
International Bancshares Corp.	6	157
INTL FCStone Inc. (c)	2	61
Invesco Ltd.	18	684
Investment Technology Group Inc.	3	77
Investors Bancorp Inc.	24	289
Janus Capital Group Inc.	15	258
JMP Group LLC	2	12
Jones Lang LaSalle Inc.	2	403
JPMorgan Chase & Co.	55	3,731
Kansas City Life Insurance Co.	—	20
KCG Holdings Inc. - Class A (c)	2	19
Kearny Financial Corp. (c)	3	34
Kemper Corp.	4	167
Kennedy-Wilson Holdings Inc.	5	125
KeyCorp	27	406
Ladenburg Thalmann Financial Services Inc. (c)	10	35
Lakeland Bancorp Inc.	2	29
Lakeland Financial Corp.	1	52
LegacyTexas Financial Group Inc.	3	89
Legg Mason Inc.	7	369
LendingTree Inc. (c)	—	21
Leucadia National Corp.	12	285
Lincoln National Corp.	8	479
Loews Corp.	12	460
LPL Financial Holdings Inc.	9	400
M&T Bank Corp.	4	495
Macatawa Bank Corp.	1	3
Maiden Holdings Ltd.	5	84
MainSource Financial Group Inc.	2	39
Manning & Napier Inc. - Class A	1	11
Marcus & Millichap Inc. (c)	2	74
Markel Corp. (c)	1	403
MarketAxess Holdings Inc.	2	185
Marlin Business Services Inc.	1	17
Marsh & McLennan Cos. Inc.	14	772
MB Financial Inc.	6	216
MBIA Inc. (c)	14	84
McGraw-Hill Financial. Inc.	9	869
Meadowbrook Insurance Group Inc.	4	37
Mercantile Bank Corp.	1	31
Merchants Bancshares Inc.	—	4
Mercury General Corp.	4	221
Meridian Bancorp Inc. (c)	3	45
Meta Financial Group Inc.	1	25
MetLife Inc.	14	789
Metro Bancorp Inc.	1	28
MGIC Investment Corp. (c)	10	114
Midsouth Bancorp Inc.	1	8
Montpelier Re Holdings Ltd.	3	115
Moody’s Corp.	8	901
Morgan Stanley	22	851
MSCI Inc.	8	463
NASDAQ OMX Group Inc.	5	265
National Bank Holdings Corp. - Class A	3	60
National Interstate Corp.	1	37
National Penn Bancshares Inc.	12	133
National Western Life Insurance Co.	—	24
Nationstar Mortgage Holdings Inc. (c)	2	41
Navient Corp.	24	440
Navigators Group Inc. (c)	1	87
NBT Bancorp Inc.	3	90
Nelnet Inc. - Class A	3	122
New York Community Bancorp Inc.	15	268
NewBridge Bancorp	1	13
NewStar Financial Inc. (c)	2	25
Nicholas Financial Inc. (c)	1	8
Northern Trust Corp.	10	740
Northfield Bancorp Inc.	5	70
NorthStar Asset Management Group Inc.	7	135
Northwest Bancshares Inc.	8	101
OceanFirst Financial Corp.	1	15
Ocwen Financial Corp. (c) (e)	4	36
OFG Bancorp	4	44
Old National Bancorp	10	139
Old Republic International Corp.	17	266
OneBeacon Insurance Group Ltd. - Class A	2	30
Oppenheimer Holdings Inc.	1	14
Oritani Financial Corp.	4	62
Pacific Continental Corp.	2	22
PacWest Bancorp	7	315
Park National Corp.	1	44
Park Sterling Corp.	4	29
PartnerRe Ltd.	4	451
Peapack Gladstone Financial Corp.	1	13
PennyMac Financial Services Inc. - Class A (c)	1	18
People’s United Financial Inc.	20	328
Peoples Bancorp Inc.	1	25
PHH Corp. (c)	4	98
Pico Holdings Inc. (c)	2	22
Pinnacle Financial Partners Inc.	3	148
Piper Jaffray Cos. (c)	1	39
PNC Financial Services Group Inc.	8	722
Popular Inc. (c)	7	188
PRA Group Inc. (c)	4	234
Preferred Bank	1	36
Primerica Inc.	5	206
Principal Financial Group Inc.	14	719
PrivateBancorp Inc.	6	249
ProAssurance Corp.	4	199
Progressive Corp.	35	975
Prosperity Bancshares Inc.	4	246
Provident Financial Holdings Inc.	—	7
Provident Financial Services Inc.	5	103
Prudential Financial Inc.	7	590
Radian Group Inc.	6	109
Raymond James Financial Inc.	6	339
RCS Capital Corp. - Class A (e)	2	13
Realogy Holdings Corp. (c)	13	591
Regional Management Corp. (c)	1	23
Regions Financial Corp.	43	442
Reinsurance Group of America Inc.	4	412
RenaissanceRe Holdings Ltd.	4	374
Renasant Corp.	2	78
Republic Bancorp Inc. - Class A	1	21
Resource America Inc. - Class A	1	8
RLI Corp.	3	152
S&T Bancorp Inc.	2	74
Safeguard Scientifics Inc. (c)	2	36
Safety Insurance Group Inc.	2	135
Sandy Spring Bancorp Inc.	2	58
Santander Consumer USA Holdings Inc. (c)	6	143
Seacoast Banking Corp. of Florida (c)	2	24
SEI Investments Co.	8	397
Selective Insurance Group Inc.	5	135
Sierra Bancorp	1	10
Signature Bank (c)	3	492
Simmons First National Corp. - Class A	2	87
SLM Corp. (c)	41	400
South State Corp.	2	149
Southside Bancshares Inc.	2	53
Southwest Bancorp Inc.	2	32
Springleaf Holdings Inc. (c)	7	329
St. Joe Co. (c)	3	47

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
StanCorp Financial Group Inc.	4	271
Starwood Hotels & Resorts Worldwide Inc.	7	538
State Auto Financial Corp.	3	78
State Bank Financial Corp.	1	29
State Street Corp.	6	466
Sterling Bancorp	6	95
Stewart Information Services Corp.	2	89
Stifel Financial Corp. (c)	4	257
Stock Yards Bancorp Inc.	1	48
Suffolk Bancorp	1	36
Sun Bancorp Inc. (c)	2	30
SunTrust Banks Inc.	8	348
Susquehanna Bancshares Inc.	14	204
SVB Financial Group (c)	4	603
Symetra Financial Corp.	10	230
Synovus Financial Corp.	9	277
T. Rowe Price Group Inc.	7	509
TCF Financial Corp.	14	236
TD Ameritrade Holding Corp.	15	557
Tejon Ranch Co. (c)	2	39
Territorial Bancorp Inc.	1	27
Texas Capital Bancshares Inc. (c)	2	150
TFS Financial Corp.	13	213
Tompkins Financial Corp.	1	68
Torchmark Corp.	5	315
TowneBank	1	22
Travelers Cos. Inc.	12	1,160
Trico Bancshares	1	34
Tristate Capital Holdings Inc. (c)	1	18
TrustCo Bank Corp.	7	52
Trustmark Corp.	5	136
U.S. Bancorp	39	1,698
UMB Financial Corp.	4	208
Umpqua Holdings Corp.	14	261
Union Bankshares Corp.	3	79
United Bankshares Inc.	6	244
United Community Banks Inc.	4	82
United Community Financial Corp.	4	19
United Financial Bancorp Inc.	4	49
United Fire Group Inc.	1	39
United Insurance Holdings Corp.	1	14
Universal Insurance Holdings Inc.	4	90
Univest Corp. of Pennsylvania	2	43
Unum Group	8	277
Validus Holdings Ltd.	6	251
Valley National Bancorp	10	103
Virtus Investment Partners Inc.	1	79
Voya Financial Inc.	7	321
Waddell & Reed Financial Inc.	8	401
Walker & Dunlop Inc. (c)	3	67
Washington Federal Inc.	9	210
Washington Trust Bancorp Inc.	1	46
Waterstone Financial Inc.	3	40
Webster Financial Corp.	6	226
Wells Fargo & Co.	110	6,161
WesBanco Inc.	3	111
West Bancorp Inc.	1	16
Westamerica Bancorp (e)	2	81
Western Alliance Bancorp (c)	5	172
Westwood Holdings Group Inc.	1	48
White Mountains Insurance Group Ltd.	—	169
Willis Group Holdings Plc	6	295
Wilshire Bancorp Inc.	8	101
Wintrust Financial Corp.	4	209
WisdomTree Investments Inc.	7	163
World Acceptance Corp. (c) (e)	1	31
WR Berkley Corp.	7	350
WSFS Financial Corp.	3	70
XL Group Plc	10	366
Yadkin Financial Corp. (c)	1	15
Zions Bancorp	13	420
		101,709
HEALTH CARE - 12.9%
Abaxis Inc.	—	15
Abbott Laboratories	22	1,064
AbbVie Inc.	50	3,329
Acadia HealthCare Co. Inc. (c)	3	267
ACADIA Pharmaceuticals Inc. (c)	2	101
Aceto Corp.	3	75
Acorda Therapeutics Inc. (c)	1	40
Addus HomeCare Corp. (c)	1	31
Aetna Inc.	10	1,291
Affymetrix Inc. (c)	6	65
Agilent Technologies Inc.	14	530
Agios Pharmaceuticals Inc. (c) (e)	1	101
Air Methods Corp. (c)	4	168
Akorn Inc. (c)	4	192
Albany Molecular Research Inc. (c) (e)	3	51
Alere Inc. (c)	6	296
Alexion Pharmaceuticals Inc. (c)	4	748
Align Technology Inc. (c)	5	340
Alkermes Plc (c)	2	116
Allergan Plc (c)	6	1,845
Alliance HealthCare Services Inc. (c)	1	14
Allscripts-Misys Healthcare Solutions Inc. (c)	12	161
Almost Family Inc. (c)	1	24
Alnylam Pharmaceuticals Inc. (c)	1	161
Amedisys Inc. (c)	4	143
AmerisourceBergen Corp.	8	820
Amgen Inc.	16	2,407
AMN Healthcare Services Inc. (c)	4	126
Amsurg Corp. (c)	5	381
Anacor Pharmaceuticals Inc. (c)	1	45
Analogic Corp.	1	66
AngioDynamics Inc. (c)	3	45
Anika Therapeutics Inc. (c)	1	49
Anthem Inc.	7	1,127
athenahealth Inc. (c)	1	147
Atrion Corp.	—	25
Baxter International Inc.	14	969
Becton Dickinson & Co.	5	767
Bio-Rad Laboratories Inc. - Class A (c)	2	276
Bio-Reference Labs Inc. (c)	2	66
Bio-Techne Corp.	2	200
Biogen Inc. (c)	6	2,347
BioMarin Pharmaceutical Inc. (c)	2	284
BioScrip Inc. (c) (e)	5	20
BioSpecifics Technologies Corp. (c)	—	13
BioTelemetry Inc. (c)	—	3
Bluebird Bio Inc. (c)	1	102
Boston Scientific Corp. (c)	39	688
Bristol-Myers Squibb Co.	24	1,568
Brookdale Senior Living Inc. (c)	6	208
Bruker Corp. (c)	9	178
Cambrex Corp. (c)	3	123
Cantel Medical Corp.	3	140
Capital Senior Living Corp. (c)	2	57
Cardinal Health Inc.	8	645
Celgene Corp. (c)	24	2,820
Centene Corp. (c)	6	467
Cepheid Inc. (c)	1	86
Cerner Corp. (c)	6	390
Charles River Laboratories International Inc. (c)	4	288
Chemed Corp.	1	144
CIGNA Corp.	7	1,189

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Community Health Systems Inc. (c)	14	866
Computer Programs & Systems Inc.	1	40
Conmed Corp.	2	96
Cooper Cos. Inc.	2	292
Corvel Corp. (c)	1	44
CR Bard Inc.	3	542
Cross Country Healthcare Inc. (c)	2	21
CryoLife Inc.	1	14
Cumberland Pharmaceuticals Inc. (c)	1	6
Cyberonics Inc. (c)	2	131
Cynosure Inc. - Class A (c)	1	44
DaVita HealthCare Partners Inc. (c)	14	1,097
Dentsply International Inc.	6	286
DepoMed Inc. (c)	5	108
DexCom Inc. (c)	2	130
Dyax Corp. (c)	3	74
Edwards Lifesciences Corp. (c)	5	669
Eli Lilly & Co.	20	1,690
Emergent BioSolutions Inc. (c)	2	67
Endo International Plc (c)	3	234
Ensign Group Inc.	2	92
Envision Healthcare Holdings Inc. (c)	6	230
ExacTech Inc. (c)	1	10
ExamWorks Group Inc. (c)	3	101
Express Scripts Holding Co. (c)	21	1,895
Five Star Quality Care Inc. (c)	2	10
Gilead Sciences Inc.	48	5,594
Globus Medical Inc. - Class A (c)	5	120
Greatbatch Inc. (c)	1	75
Haemonetics Corp. (c)	3	123
Halyard Health Inc. (c)	2	95
Hanger Orthopedic Group Inc. (c)	2	54
Harvard Apparatus Regenerative Technology Inc. (c)	—	—
Harvard Bioscience Inc. (c)	2	9
HCA Holdings Inc. (c)	6	558
Health Net Inc. (c)	6	360
HealthSouth Corp.	6	299
HealthStream Inc. (c)	—	8
Healthways Inc. (c)	2	24
Henry Schein Inc. (c)	3	411
Hill-Rom Holdings Inc.	4	232
HMS Holdings Corp. (c)	5	78
Hologic Inc. (c)	15	582
Horizon Pharma Plc (c)	3	98
Hospira Inc. (c)	8	711
Humana Inc.	4	777
ICU Medical Inc. (c)	1	105
Idexx Laboratories Inc. (c)	5	299
Illumina Inc. (c)	3	725
Impax Laboratories Inc. (c)	5	225
IMS Health Holdings Inc. (c)	2	52
Incyte Corp. (c)	5	565
Insys Therapeutics Inc. (c)	2	60
Integra LifeSciences Holdings Corp. (c)	2	124
Intercept Pharmaceuticals Inc. (c)	—	102
Intrexon Corp. (c) (e)	2	91
Intuitive Surgical Inc. (c)	1	339
Invacare Corp.	2	54
IPC Healthcare Inc. (c)	1	63
Isis Pharmaceuticals Inc. (c)	2	115
Jazz Pharmaceuticals Plc (c)	2	359
Johnson & Johnson	73	7,081
Kindred Healthcare Inc.	7	141
Laboratory Corp. of America Holdings (c)	5	621
Landauer Inc.	—	9
Lannett Co. Inc. (c)	3	207
LeMaitre Vascular Inc.	2	19
LHC Group Inc. (c)	1	50
Lifepoint Health Inc. (c)	4	316
Ligand Pharmaceuticals Inc. (c)	1	127
Lipocine Inc. (c)	—	2
Luminex Corp. (c)	1	24
Magellan Health Services Inc. (c)	2	171
Mallinckrodt Plc (c)	4	445
Masimo Corp. (c)	4	169
McKesson Corp.	6	1,357
MedAssets Inc. (c)	4	97
Medicines Co. (c)	6	162
Medivation Inc. (c)	3	372
MEDNAX Inc. (c)	5	393
Medtronic Plc	26	1,931
Merck & Co. Inc.	57	3,241
Merge Healthcare Inc. (c)	5	23
Meridian Bioscience Inc.	3	49
Merit Medical Systems Inc. (c)	3	75
Mettler-Toledo International Inc. (c)	1	404
Molina Healthcare Inc. (c)	3	235
Momenta Pharmaceuticals Inc. (c)	1	12
Mylan NV (c)	11	766
Myriad Genetics Inc. (c) (e)	6	193
National Healthcare Corp.	1	47
National Research Corp. - Class A	1	9
National Research Corp. - Class B (e)	—	3
Natural Health Trends Corp.	—	6
Natus Medical Inc. (c)	2	95
Neogen Corp. (c)	1	59
Neurocrine Biosciences Inc. (c)	2	81
NuVasive Inc. (c)	1	53
Omnicare Inc.	4	368
Omnicell Inc. (c)	2	59
Opko Health Inc. (c) (e)	15	235
Orthofix International NV (c)	1	36
Owens & Minor Inc.	4	151
PAREXEL International Corp. (c)	6	363
Patterson Cos. Inc.	7	349
PDI Inc. (c)	1	1
PDL BioPharma Inc.	6	37
PerkinElmer Inc.	8	411
Pernix Therapeutics Holdings (c)	2	9
Perrigo Co. Plc	2	373
Pfizer Inc.	139	4,665
PharMerica Corp. (c)	3	86
Phibro Animal Health Corp. - Class A	—	2
Pozen Inc. (c)	2	16
Premier Inc. - Class A (c)	3	100
Providence Services Corp. (c)	1	59
Puma Biotechnology Inc. (c)	1	60
Quality Systems Inc.	3	45
Quest Diagnostics Inc.	10	718
Quidel Corp. (c)	1	20
Quintiles Transnational Holdings Inc. (c)	4	286
RadNet Inc. (c)	2	17
Receptos Inc. (c)	1	113
Regeneron Pharmaceuticals Inc. (c)	2	867
ResMed Inc.	4	217
Rigel Pharmaceuticals Inc. (c)	6	21
RTI Surgical Inc. (c)	3	17
Sagent Pharmaceuticals Inc. (c)	1	22
Sciclone Pharmaceuticals Inc. (c)	6	56
Seattle Genetics Inc. (c)	3	126
Select Medical Holdings Corp.	11	186
Sequenom Inc. (c) (e)	9	27
Sirona Dental Systems Inc. (c)	3	287
St. Jude Medical Inc.	8	586
STERIS Corp.	4	264

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Stryker Corp.	5	461
Sucampo Pharmaceuticals Inc. (c)	3	46
Surgical Care Affiliates Inc. (c)	1	26
SurModics Inc. (c)	1	19
Symmetry Surgical Inc. (c)	1	7
Taro Pharmaceutical Industries Ltd. (c)	2	309
Team Health Holdings Inc. (c)	5	313
Teleflex Inc.	3	379
Tenet Healthcare Corp. (c)	6	339
Thermo Fisher Scientific Inc.	8	1,058
Thoratec Corp. (c)	2	107
Tornier BV (c)	3	71
Triple-S Management Corp. - Class B (c)	2	53
Ultragenyx Pharmaceutical Inc. (c)	1	72
United Therapeutics Corp. (c)	4	635
UnitedHealth Group Inc.	27	3,273
Universal American Corp. (c)	7	68
Universal Health Services Inc. - Class B	6	849
US Physical Therapy Inc.	1	51
Utah Medical Products Inc.	—	12
Varian Medical Systems Inc. (c)	3	275
Vascular Solutions Inc. (c)	1	35
VCI Inc. (c)	6	347
Veeva Systems Inc. - Class A (c)	2	56
Vertex Pharmaceuticals Inc. (c)	4	457
Vical Inc. (c)	—	—
Walgreens Boots Alliance Inc.	19	1,611
Waters Corp. (c)	2	257
WellCare Health Plans Inc. (c)	3	262
West Pharmaceutical Services Inc.	5	296
Zimmer Biomet Holdings Inc.	5	514
ZIOPHARM Oncology Inc. (c) (e)	—	4
Zoetis Inc. - Class A	25	1,182
		96,463
INDUSTRIALS - 13.7%
3M Co.	19	2,944
AAON Inc.	4	90
AAR Corp.	3	99
ABM Industries Inc.	5	150
Acacia Research Corp.	2	15
ACCO Brands Corp. (c)	10	75
Accuride Corp. (c)	3	10
Actuant Corp. - Class A	5	111
Acuity Brands Inc.	2	407
ADT Corp.	18	611
Advisory Board Co. (c)	2	94
AECOM Technology Corp. (c)	10	343
Aegion Corp. (c)	3	63
Aerojet Rocketdyne Holdings Inc. (c)	5	94
AeroVironment Inc. (c)	2	51
AGCO Corp.	8	434
Air Lease Corp. - Class A	8	285
Air Transport Services Group Inc. (c)	6	61
Alamo Group Inc.	1	56
Alaska Air Group Inc.	12	751
Albany International Corp.	2	86
Allegiant Travel Co.	2	283
Allied Motion Technologies Inc.	1	28
Altra Holdings Inc.	2	52
Amerco Inc.	2	565
Ameresco Inc. - Class A (c)	1	4
American Airlines Group Inc.	22	863
American Railcar Industries Inc. (e)	1	46
American Science & Engineering Inc.	—	13
American Woodmark Corp. (c)	1	55
AMETEK Inc.	8	457
AO Smith Corp.	5	386
Apogee Enterprises Inc.	2	90
Applied Industrial Technologies Inc.	3	108
ARC Document Solutions Inc. (c)	4	33
ArcBest Corp.	2	60
Argan Inc.	1	44
Armstrong World Industries Inc. (c)	5	252
Astec Industries Inc.	2	64
Astronics Corp. (c)	1	90
Astronics Corp. - Class B (c)	—	19
Atlas Air Worldwide Holdings Inc. (c)	2	119
Avery Dennison Corp.	9	563
Avis Budget Group Inc. (c)	11	494
AZZ Inc.	2	82
B/E Aerospace Inc.	5	249
Babcock & Wilcox Co.	10	337
Baltic Trading Ltd.	3	5
Barnes Group Inc.	4	164
Barracuda Networks Inc. (c)	1	33
Barrett Business Services Inc.	—	15
Beacon Roofing Supply Inc. (c)	4	132
Belden Inc.	2	181
Blount International Inc. (c)	5	51
Boeing Co.	21	2,934
Brady Corp.	3	81
Breeze-Eastern Corp. (c)	—	4
Briggs & Stratton Corp.	3	67
Brink’s Co.	4	110
Builders FirstSource Inc. (c)	5	67
CAI International Inc. (c)	1	19
Carlisle Cos. Inc.	4	434
Casella Waste Systems Inc. - Class A (c)	1	6
Caterpillar Inc.	15	1,287
CBIZ Inc. (c)	4	34
CDI Corp.	1	19
CEB Inc.	2	193
Celadon Group Inc.	2	43
CH Robinson Worldwide Inc.	8	488
Chart Industries Inc. (c)	2	54
Chase Corp.	—	12
Chicago Bridge & Iron Co. NV (e)	4	187
Cintas Corp.	5	399
CIRCOR International Inc.	1	65
Civeo Corp.	8	24
CLARCOR Inc.	4	234
Clean Harbors Inc. (c)	5	281
Colfax Corp. (c)	9	404
Columbus Mckinnon Corp.	2	40
Comfort Systems USA Inc.	3	76
Commercial Vehicle Group Inc. (c)	2	12
Con-Way Inc.	5	209
Continental Building Products Inc. (c)	3	69
Copa Holdings SA - Class A	3	232
Copart Inc. (c)	9	327
Covanta Holding Corp.	11	242
Covenant Transportation Group Inc. - Class A (c)	1	37
Covisint Corp. (c)	1	4
Crane Co.	5	268
CSX Corp.	37	1,220
Cubic Corp.	2	74
Cummins Inc.	5	618
Curtiss-Wright Corp.	4	270
Danaher Corp.	13	1,148
Deere & Co.	11	1,048
Delta Air Lines Inc.	28	1,161
Deluxe Corp.	5	318
DigitalGlobe Inc. (c)	6	161
Donaldson Co. Inc.	13	468

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Douglas Dynamics Inc.	2	36
Dover Corp.	10	668
Ducommun Inc. (c)	1	18
Dun & Bradstreet Corp.	3	314
DXP Enterprises Inc. (c)	1	42
Dycom Industries Inc. (c)	4	213
Dynamic Materials Corp.	1	7
Eaton Corp. Plc	7	478
Echo Global Logistics Inc. (c)	2	49
EMCOR Group Inc.	5	216
Emerson Electric Co.	20	1,097
Encore Wire Corp.	2	71
Energy Recovery Inc. (c) (e)	1	3
EnerSys Inc.	4	266
Ennis Inc.	2	43
EnPro Industries Inc.	1	81
Equifax Inc.	5	480
ESCO Technologies Inc.	2	68
Essendant Inc.	3	133
Esterline Technologies Corp. (c)	2	210
Expeditors International of Washington Inc.	5	247
Exponent Inc.	2	76
Fastenal Co.	10	441
Federal Signal Corp.	4	65
FedEx Corp.	10	1,678
Flowserve Corp.	4	218
Fluor Corp.	7	370
Fortune Brands Home & Security Inc.	5	241
Forward Air Corp.	2	103
Franklin Covey Co. (c)	1	22
Franklin Electric Co. Inc.	3	103
FreightCar America Inc.	1	22
FTI Consulting Inc. (c)	4	148
Fuel Tech Inc. (c)	1	3
Furmanite Corp. (c)	2	16
G&K Services Inc. - Class A	1	96
GATX Corp.	3	151
Generac Holdings Inc. (c)	4	174
General Cable Corp.	4	81
General Dynamics Corp.	7	1,035
General Electric Co.	211	5,596
Genesee & Wyoming Inc. - Class A (c)	3	259
Gibraltar Industries Inc. (c)	2	51
Global Brass & Copper Holdings Inc.	1	18
Global Power Equipment Group Inc.	—	3
Golden Ocean Group Ltd. (e)	3	10
Gorman-Rupp Co.	2	43
GP Strategies Corp. (c)	1	47
Graco Inc.	4	253
GrafTech International Ltd. (c)	10	48
Graham Corp.	—	8
Granite Construction Inc.	3	102
Great Lakes Dredge & Dock Corp. (c)	4	26
Greenbrier Cos. Inc.	3	142
Griffon Corp.	4	57
H&E Equipment Services Inc.	2	49
Hardinge Inc.	1	15
Harsco Corp.	8	128
Hawaiian Holdings Inc. (c)	5	126
HD Supply Holdings Inc (c)	14	488
Healthcare Services Group Inc.	1	29
Heartland Express Inc.	9	185
HEICO Corp.	3	142
HEICO Corp.	2	114
Heidrick & Struggles International Inc.	1	38
Herman Miller Inc.	4	116
Hertz Global Holdings Inc. (c)	39	698
Hexcel Corp.	7	328
Hill International Inc. (c)	4	20
HNI Corp.	4	202
Honeywell International Inc.	19	1,949
Houston Wire & Cable Co.	1	9
HUB Group Inc. (c)	3	106
Hubbell Inc. - Class A	—	11
Hubbell Inc. - Class B	3	298
Hudson Global Inc. (c)	1	1
Huntington Ingalls Industries Inc.	5	550
Hurco Cos. Inc.	—	11
Huron Consulting Group Inc. (c)	2	143
Hyster-Yale Materials Handling Inc. - Class A	1	78
ICF International Inc. (c)	2	55
IDEX Corp.	5	378
IHS Inc. - Class A (c)	2	259
Illinois Tool Works Inc.	10	924
Ingersoll-Rand Plc	11	760
InnerWorkings Inc. (c)	1	5
Insperity Inc.	2	94
Insteel Industries Inc.	2	34
Integrated Electrical Services Inc. (c)	—	—
Interface Inc.	5	115
Intersections Inc. (c) (e)	1	2
ITT Corp.	5	222
Jacobs Engineering Group Inc. (c)	8	327
JB Hunt Transport Services Inc.	5	371
JetBlue Airways Corp. (c)	27	554
John Bean Technologies Corp.	2	68
Joy Global Inc.	8	286
Kaman Corp.	2	87
Kansas City Southern	7	608
KAR Auction Services Inc.	12	448
KBR Inc.	7	146
Kelly Services Inc. - Class A	3	46
Kennametal Inc.	5	162
Kforce Inc.	2	51
Kimball International Inc. - Class B	2	29
Kirby Corp. (c)	4	338
KLX Inc. (c)	2	106
Knight Transportation Inc.	7	186
Knoll Inc.	3	76
Korn/Ferry International	3	117
Kratos Defense & Security Solutions Inc. (c)	6	36
L-3 Communications Holdings Inc.	4	465
Landstar System Inc.	4	266
Layne Christensen Co. (c) (e)	—	4
LB Foster Co.	1	35
Lennox International Inc.	3	358
Lincoln Electric Holdings Inc.	6	347
Lindsay Corp. (e)	—	35
LMI Aerospace Inc. (c)	1	9
Lockheed Martin Corp.	8	1,565
LSI Industries Inc.	1	7
Lydall Inc. (c)	1	41
Manitowoc Co. Inc.	10	197
Manpower Inc.	6	502
Marten Transport Ltd.	3	60
Masco Corp.	15	397
MasTec Inc. (c)	6	113
Matson Inc.	4	164
McGrath RentCorp	2	57
Meritor Inc. (c)	8	99
Middleby Corp. (c)	4	447
Miller Industries Inc.	1	25
Mistras Group Inc. (c)	2	44
Mobile Mini Inc.	3	143
Moog Inc. (c)	3	225
MRC Global Inc. (c)	8	116

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
MSA Safety Inc.	2	111
MSC Industrial Direct Co.	3	216
Mueller Industries Inc.	4	131
Mueller Water Products Inc. - Class A	16	149
Multi-Color Corp.	1	77
MYR Group Inc. (c)	2	50
NACCO Industries Inc. - Class A	1	30
National Presto Industries Inc.	—	24
Navigant Consulting Inc. (c)	4	62
Nielsen NV	17	776
NL Industries Inc. (c)	1	7
NN Inc.	1	31
Nordson Corp.	6	469
Norfolk Southern Corp.	9	776
Nortek Inc. (c)	1	69
Northrop Grumman Systems Corp.	6	888
Northwest Pipe Co. (c)	1	20
NOW Inc. (c) (e)	4	77
Old Dominion Freight Line Inc. (c)	7	446
On Assignment Inc. (c)	4	161
Orbital ATK Inc.	5	373
Orion Marine Group Inc. (c)	2	11
Oshkosh Corp.	7	290
P.A.M. Transportation Services (c)	1	36
PACCAR Inc.	10	634
Pall Corp.	4	449
Park-Ohio Holdings Corp.	1	62
Parker Hannifin Corp.	9	1,027
Patrick Industries Inc. (c)	2	86
Pentair Plc	8	578
Performant Financial Corp. (c)	4	12
PGT Inc. (c)	3	51
Pitney Bowes Inc.	12	257
Ply Gem Holdings Inc. (c)	2	23
Polypore International Inc. (c)	2	132
Powell Industries Inc.	1	24
PowerSecure International Inc. (c)	1	18
Precision Castparts Corp.	3	650
Preformed Line Products Co.	—	7
Primoris Services Corp.	4	79
Proto Labs Inc. (c)	1	44
Quad/Graphics Inc. - Class A	2	37
Quality Distribution Inc. (c)	2	34
Quanex Building Products Corp.	3	60
Quanta Services Inc. (c)	13	377
Radiant Logistics Inc. (c)	1	7
Raven Industries Inc.	2	49
Raytheon Co.	8	752
RBC Bearings Inc. (c)	1	98
Regal-Beloit Corp.	3	221
Republic Airways Holdings Inc. (c)	4	38
Republic Services Inc. - Class A	22	856
Resources Connection Inc.	3	51
Rexnord Corp. (c)	10	237
Roadrunner Transportation Systems Inc. (c)	3	82
Robert Half International Inc.	6	345
Rockwell Automation Inc.	6	697
Rockwell Collins Inc.	6	520
Rollins Inc.	13	374
Roper Industries Inc.	3	503
RPX Corp. (c)	4	72
RR Donnelley & Sons Co.	21	361
Rush Enterprises Inc. - Class A (c)	3	68
Ryder System Inc.	6	510
Saia Inc. (c)	2	81
Sensata Technologies Holding NV (c)	5	259
SIFCO Industries Inc.	—	2
Simpson Manufacturing Co. Inc.	3	114
SkyWest Inc.	3	50
SL Industries Inc. (c)	—	4
Snap-On Inc.	2	373
SolarCity Corp. (c) (e)	2	97
Southwest Airlines Co.	34	1,130
SP Plus Corp. (c)	1	27
Sparton Corp. (c)	1	26
Spirit Aerosystems Holdings Inc. - Class A (c)	7	409
Spirit Airlines Inc. (c)	6	385
SPX Corp.	2	158
Standex International Corp.	1	73
Stanley Black & Decker Inc.	9	988
Steelcase Inc. - Class A	7	127
Stericycle Inc. (c)	3	363
Stock Building Supply Holdings Inc. (c)	1	23
Sun Hydraulics Corp.	2	90
Supreme Industries Inc. - Class A	2	15
Swift Transporation Co. - Class A (c)	10	222
TAL International Group Inc.	3	86
Taser International Inc. (c)	2	77
Team Inc. (c)	2	62
Teledyne Technologies Inc. (c)	3	283
Tennant Co.	1	81
Terex Corp.	7	166
Tetra Tech Inc.	5	131
Textainer Group Holdings Ltd.	3	69
Textron Inc.	21	935
Thermon Group Holdings Inc. (c)	2	49
Timken Co.	7	242
Titan International Inc. (e)	4	43
Toro Co.	3	235
Towers Watson & Co.	3	379
TransDigm Group Inc. (c)	2	494
TRC Cos. Inc. (c)	2	22
Trex Co. Inc. (c)	2	99
TriMas Corp. (c)	3	83
TriNet Group Inc. (c)	1	20
Trinity Industries Inc.	15	403
Triumph Group Inc.	4	260
TrueBlue Inc. (c)	3	102
Tutor Perini Corp. (c)	4	86
Twin Disc Inc.	1	22
Tyco International Plc	11	425
Ultralife Corp. (c)	—	1
UniFirst Corp.	1	145
Union Pacific Corp.	27	2,574
United Continental Holdings Inc. (c)	19	1,007
United Parcel Service Inc. - Class B	22	2,173
United Rentals Inc. (c)	6	509
United Technologies Corp.	22	2,409
Universal Forest Products Inc.	2	88
Universal Truckload Services Inc.	2	37
US Ecology Inc.	2	74
USA Truck Inc. (c)	1	23
USG Corp. (c)	10	266
UTi Worldwide Inc. (c)	7	73
Valmont Industries Inc.	2	251
Vectrus Inc. (c)	1	21
Verisk Analytics Inc. (c)	7	493
Veritiv Corp. (c)	—	7
Viad Corp.	2	45
Vicor Corp. (c)	1	17
VSE Corp.	—	21
Wabash National Corp. (c)	6	76
Wabtec Corp.	3	261
Waste Connections Inc.	11	513
Waste Management Inc.	13	612
Watsco Inc.	3	319

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Watts Water Technologies Inc. - Class A	2	94
Werner Enterprises Inc.	6	147
WESCO Aircraft Holdings Inc. (c)	1	11
WESCO International Inc. (c)	4	260
West Corp.	6	173
Woodward Governor Co.	5	300
WW Grainger Inc.	3	659
Xerium Technologies Inc. (c)	1	22
XPO Logistics Inc. (c)	5	231
Xylem Inc.	11	422
YRC Worldwide Inc. (c)	1	14
		103,086
INFORMATION TECHNOLOGY - 18.3%
3D Systems Corp. (c) (e)	3	53
Accenture Plc - Class A	19	1,826
ACI Worldwide Inc. (c)	10	242
Activision Blizzard Inc.	33	808
Acxiom Corp. (c)	5	88
Adobe Systems Inc. (c)	5	394
ADTRAN Inc.	4	64
Advanced Energy Industries Inc. (c)	3	72
Advent Software Inc.	4	193
Agilysys Inc. (c)	1	7
Akamai Technologies Inc. (c)	4	252
Alliance Data Systems Corp. (c)	3	793
Alliance Fiber Optic Products Inc.	1	20
Alpha & Omega Semiconductor Ltd. (c)	1	10
Altera Corp.	6	291
Amdocs Ltd.	7	395
American Software Inc.	1	11
Amkor Technology Inc. (c)	18	105
Amphenol Corp. - Class A	11	654
Analog Devices Inc.	9	579
Anixter International Inc. (c)	2	133
Ansys Inc. (c)	3	259
Apple Inc.	183	22,991
Applied Materials Inc.	18	344
Arris Group Inc. (c)	14	435
Arrow Electronics Inc. (c)	8	420
Aspen Technology Inc. (c)	6	272
Atmel Corp.	14	136
Autodesk Inc. (c)	3	136
Automatic Data Processing Inc.	15	1,169
Avago Technologies Ltd.	6	788
AVG Technologies NV (c)	4	99
Avid Technology Inc. (c)	3	44
Avnet Inc.	11	432
AVX Corp.	9	117
Axcelis Technologies Inc. (c)	6	18
Badger Meter Inc.	1	69
Bankrate Inc. (c)	6	62
Bel Fuse Inc. - Class B	1	19
Benchmark Electronics Inc. (c)	2	39
Black Box Corp.	—	4
Blackbaud Inc.	3	166
Blackhawk Network Holdings Inc. (c)	3	108
Blucora Inc. (c)	4	57
Booz Allen Hamilton Holding Corp. - Class A	8	210
Broadcom Corp. - Class A	9	480
Broadridge Financial Solutions Inc.	12	597
Brocade Communications Systems Inc.	31	374
Brooks Automation Inc.	6	67
CA Inc.	27	802
Cabot Microelectronics Corp. (c)	2	74
CACI International Inc. - Class A (c)	2	160
Cadence Design Systems Inc. (c)	16	306
CalAmp Corp. (c)	2	32
Calix Inc. (c)	4	33
Carbonite Inc. (c)	2	29
Cardtronics Inc. (c)	4	164
Cascade Microtech Inc. (c)	1	18
Cass Information Systems Inc.	1	41
Cavium Inc. (c)	1	69
CDK Global Inc.	3	188
CDW Corp.	14	474
Ceva Inc. (c)	2	31
Checkpoint Systems Inc.	4	37
Ciber Inc. (c)	5	18
Ciena Corp. (c)	8	194
Cirrus Logic Inc. (c)	3	105
Cisco Systems Inc.	112	3,087
Citrix Systems Inc. (c)	5	326
Clearfield Inc. (c) (e)	1	10
Cognex Corp.	5	223
Cognizant Technology Solutions Corp. - Class A (c)	12	763
Coherent Inc. (c)	1	87
Cohu Inc.	2	26
CommScope Holding Co. Inc. (c)	8	249
Communications Systems Inc.	1	14
CommVault Systems Inc. (c)	2	81
Computer Sciences Corp.	13	841
Computer Task Group Inc.	1	5
Comtech Telecommunications Corp.	1	35
Comverse Inc. (c)	1	10
Constant Contact Inc. (c)	1	25
Convergys Corp.	6	163
CoreLogic Inc. (c)	6	239
Corning Inc.	20	391
CoStar Group Inc. (c)	1	221
Cray Inc. (c)	1	41
Cree Inc. (c) (e)	6	163
CSG Systems International Inc.	4	114
CTS Corp.	2	29
Cypress Semiconductor Corp.	11	130
Daktronics Inc.	2	23
Datalink Corp. (c)	1	7
Dealertrack Technologies Inc. (c)	3	216
Demand Media Inc. (c)	1	5
DHI Group Inc. (c)	5	40
Diebold Inc.	5	175
Digi International Inc. (c)	1	11
Digimarc Corp. (c)	—	9
Diodes Inc. (c)	3	78
Dolby Laboratories Inc. - Class A	3	136
Dot Hill Systems Corp. (c)	1	5
DSP Group Inc. (c)	1	10
DST Systems Inc.	4	470
DTS Inc. (c)	1	29
EarthLink Holdings Corp.	9	68
eBay Inc. (c)	21	1,267
EchoStar Corp. - Class A (c)	3	164
Electro Rent Corp.	1	16
Electro Scientific Industries Inc.	3	14
Electronic Arts Inc. (c)	10	650
Electronics for Imaging Inc. (c)	3	136
Ellie Mae Inc. (c)	—	28
EMC Corp.	52	1,367
Emcore Corp. (c)	3	20
EnerNOC Inc. (c)	2	20
Engility Holdings Inc.	1	34
Entegris Inc. (c)	9	124
Envestnet Inc. (c)	1	27
EPAM Systems Inc. (c)	2	163
EPIQ Systems Inc.	2	41

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
ePlus Inc. (c)	—	34
Equinix Inc.	1	286
Euronet Worldwide Inc. (c)	3	198
Exar Corp. (c)	3	33
ExlService Holdings Inc. (c)	1	50
F5 Networks Inc. (c)	2	275
Fabrinet (c)	2	35
Facebook Inc. - Class A (c)	41	3,537
FactSet Research Systems Inc.	3	419
Fair Isaac Corp.	3	243
Fairchild Semiconductor International Inc. (c)	10	166
FARO Technologies Inc. (c)	1	36
FEI Co.	1	124
Fidelity National Information Services Inc.	18	1,093
Finisar Corp. (c)	6	115
FireEye Inc. (c)	5	260
First Solar Inc. (c)	7	322
Fiserv Inc. (c)	11	932
FleetCor Technologies Inc. (c)	4	606
Flextronics International Ltd. (c)	1	10
FLIR Systems Inc.	11	327
FormFactor Inc. (c)	5	42
Forrester Research Inc.	1	41
Fortinet Inc. (c)	5	211
Freescale Semiconductor Ltd. (c)	4	163
Frequency Electronics Inc. (c)	1	11
Gartner Inc. - Class A (c)	3	289
Genpact Ltd. (c)	15	327
Global Cash Access Holdings Inc. (c)	5	40
Global Payments Inc.	7	732
Globalscape Inc.	1	2
Google Inc. - Class A (c)	4	2,236
Google Inc. - Class C (c)	4	2,336
GrubHub Inc. (c)	1	50
GSI Group Inc. (c)	2	32
GSI Technology Inc. (c)	1	4
GTT Communications Inc. (c)	2	37
Guidewire Software Inc. (c)	2	131
Hackett Group Inc.	3	35
Harmonic Inc. (c)	8	51
Harris Corp.	5	414
Heartland Payment Systems Inc.	4	202
Hewlett-Packard Co.	75	2,250
Higher One Holdings Inc. (c)	3	7
IAC/InterActiveCorp.	6	480
IEC Electronics Corp. (c)	—	2
iGate Corp. (c)	4	203
II-VI Inc. (c)	4	84
Imation Corp. (c)	2	7
Infinera Corp. (c)	8	169
Informatica Corp. (c)	3	159
Ingram Micro Inc. - Class A (c)	10	259
Inphi Corp. (c)	—	8
Insight Enterprises Inc. (c)	4	114
Integrated Device Technology Inc. (c)	12	271
Integrated Silicon Solutions Inc.	3	56
Intel Corp.	174	5,283
InterDigital Inc.	3	193
Internap Corp. (c)	3	32
International Business Machines Corp.	28	4,627
Intersil Corp. - Class A	8	100
Intevac Inc. (c)	1	6
IntraLinks Holdings Inc. (c)	6	71
Intuit Inc.	8	787
IPG Photonics Corp. (c)	4	315
Itron Inc. (c)	3	107
Ixia (c)	5	63
IXYS Corp.	3	46
j2 Global Inc.	3	206
Jabil Circuit Inc.	17	360
Jack Henry & Associates Inc.	7	471
JDS Uniphase Corp. (c)	14	162
Juniper Networks Inc.	13	330
Kemet Corp. (c)	2	4
Key Tronic Corp. (c)	—	4
Keysight Technologies Inc. (c)	13	417
Kimball Electronics Inc. (c)	2	26
KLA-Tencor Corp.	10	536
Knowles Corp. (c) (e)	3	58
Kopin Corp. (c)	4	12
Kulicke & Soffa Industries Inc. (c)	7	83
KVH Industries Inc. (c)	1	8
Lam Research Corp.	8	633
Lattice Semiconductor Corp. (c)	7	43
Leidos Holdings Inc.	5	197
Lexmark International Inc.	6	245
Limelight Networks Inc. (c)	7	29
Linear Technology Corp.	10	429
LinkedIn Corp. - Class A (c)	2	339
Lionbridge Technologies Inc. (c)	6	37
Littelfuse Inc.	1	109
LoJack Corp. (c)	1	2
M/A-COM Technology Solutions Holdings Inc. (c)	1	42
Magnachip Semiconductor Corp. (c)	2	19
Manhattan Associates Inc. (c)	5	315
Mantech International Corp. - Class A	2	59
Marchex Inc.	3	13
Marvell Technology Group Ltd.	17	224
MasterCard Inc. - Class A	31	2,852
Mattson Technology Inc. (c)	—	—
Maxim Integrated Products Inc.	9	300
MAXIMUS Inc.	6	382
MaxLinear Inc. (c)	2	26
Maxwell Technologies Inc. (c) (e)	3	19
Mentor Graphics Corp.	9	234
Mercury Systems Inc. (c)	3	45
Mesa Laboratories Inc.	—	18
Methode Electronics Inc.	3	69
Micrel Inc.	2	21
Microchip Technology Inc.	9	411
Micron Technology Inc. (c)	37	702
Microsemi Corp. (c)	7	237
Microsoft Corp.	205	9,049
MKS Instruments Inc.	4	160
ModusLink Global Solutions Inc. (c)	6	19
MoneyGram International Inc. (c)	2	18
Monolithic Power Systems Inc.	1	67
Monotype Imaging Holdings Inc.	2	44
Monster Worldwide Inc. (c)	9	57
Motorola Solutions Inc.	5	311
MTS Systems Corp.	1	92
Multi-Fineline Electronix Inc. (c)	1	12
Nanometrics Inc. (c)	1	21
National Instruments Corp.	6	189
NCR Corp. (c)	13	391
NeoPhotonics Corp. (c)	3	28
NetApp Inc.	13	405
NetGear Inc. (c)	3	77
NetScout Systems Inc. (c) (e)	2	88
NetSuite Inc. (c)	1	62
NeuStar Inc. - Class A (c) (e)	3	92
Newport Corp. (c)	3	50
NIC Inc.	2	42
Novatel Wireless Inc. (c)	3	8
Nuance Communications Inc. (c)	20	357

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
NVE Corp.	—	13
Nvidia Corp.	23	471
Omnivision Technologies Inc. (c)	5	126
ON Semiconductor Corp. (c)	35	413
Oracle Corp.	93	3,738
OSI Systems Inc. (c)	2	111
Palo Alto Networks Inc. (c)	1	221
Park Electrochemical Corp.	1	25
Paychex Inc.	15	695
PC Connection Inc.	2	46
PCM Inc. (c)	1	11
PDF Solutions Inc. (c)	2	27
Pegasystems Inc.	4	98
Perceptron Inc.	1	12
Perficient Inc. (c)	3	48
Pericom Semiconductor Corp.	2	25
PFSweb Inc. (c)	—	5
Photronics Inc. (c)	2	20
Planet Payment Inc. (c)	4	10
Plantronics Inc.	3	141
Plexus Corp. (c)	2	86
PMC - Sierra Inc. (c)	10	85
Polycom Inc. (c)	8	96
Power Integrations Inc.	1	57
PRG-Schultz International Inc. (c)	1	4
Progress Software Corp. (c)	3	94
PTC Inc. (c)	8	324
QAD Inc. - Class A	1	29
QLIK Technologies Inc. (c)	—	11
QLogic Corp. (c)	6	80
Qorvo Inc. (c)	9	746
QUALCOMM Inc.	26	1,598
Quantum Corp. (c)	5	9
QuinStreet Inc. (c)	2	10
Rackspace Hosting Inc. (c)	11	417
Rambus Inc. (c)	7	108
RealNetworks Inc. (c)	2	11
Red Hat Inc. (c)	5	343
Reis Inc.	1	13
Richardson Electronics Ltd.	1	5
Rightside Group Ltd. (c)	1	6
Rofin-Sinar Technologies Inc. (c)	2	58
Rogers Corp. (c)	1	76
Rosetta Stone Inc. (c)	2	13
Rovi Corp. (c)	8	122
Ruckus Wireless Inc. (c)	1	11
Rudolph Technologies Inc. (c)	2	29
Salesforce.com Inc. (c)	6	384
SanDisk Corp.	5	288
Sanmina Corp. (c)	7	147
ScanSource Inc. (c)	2	77
Science Applications International Corp.	3	181
SeaChange International Inc. (c)	2	15
Seagate Technology	12	574
Semtech Corp. (c)	1	22
ServiceNow Inc. (c)	2	122
ServiceSource International Inc. (c)	1	3
ShoreTel Inc. (c)	4	24
Sigma Designs Inc. (c)	2	29
Silicon Laboratories Inc. (c)	2	124
Skyworks Solutions Inc.	12	1,241
SolarWinds Inc. (c)	4	163
Solera Holdings Inc.	7	303
Splunk Inc. (c)	1	97
SS&C Technologies Holdings Inc.	4	276
Stamps.com Inc. (c)	1	54
Stratasys Ltd. (c)	3	105
SunEdison Inc. (c)	5	142
SunPower Corp. (c)	7	198
Super Micro Computer Inc. (c)	3	101
support.com Inc. (c)	4	6
Sykes Enterprises Inc. (c)	3	75
Symantec Corp.	42	976
Synaptics Inc. (c)	2	196
Synchronoss Technologies Inc. (c)	2	104
SYNNEX Corp.	4	259
Synopsys Inc. (c)	5	256
Syntel Inc. (c)	5	247
Tableau Software Inc. - Class A (c)	1	104
Take-Two Interactive Software Inc. (c)	9	252
Tangoe Inc. (c)	—	5
TE Connectivity Ltd.	9	587
Tech Data Corp. (c)	3	188
TechTarget Inc. (c)	1	6
TeleCommunication Systems Inc. - Class A (c)	4	12
TeleNav Inc. (c)	2	17
TeleTech Holdings Inc.	3	89
Teradata Corp. (c)	8	297
Teradyne Inc.	14	267
Tessco Technologies Inc.	1	13
Tessera Technologies Inc.	4	159
Texas Instruments Inc.	33	1,692
TiVo Inc. (c)	2	16
Total System Services Inc.	10	401
Transact Technologies Inc.	—	1
Travelzoo Inc. (c)	—	2
Trimble Navigation Ltd. (c)	7	164
TTM Technologies Inc. (c)	8	76
Twitter Inc. (c)	3	103
Tyler Technologies Inc. (c)	2	199
Ubiquiti Networks Inc.	2	57
Ultimate Software Group Inc. (c)	1	200
Ultra Clean Holdings Inc. (c)	2	11
Ultratech Inc. (c)	2	33
Unisys Corp. (c)	4	78
United Online Inc (c)	2	24
Vantiv Inc. - Class A (c)	14	518
VASCO Data Security International Inc. (c)	—	5
Veeco Instruments Inc. (c)	3	90
VeriFone Systems Inc. (c)	6	205
Verint Systems Inc. (c)	3	177
VeriSign Inc. (c)	3	195
ViaSat Inc. (c)	2	123
Virtusa Corp. (c)	1	59
Visa Inc. - Class A	41	2,726
Vishay Intertechnology Inc.	11	129
Vishay Precision Group Inc. (c)	1	11
VMware Inc. - Class A (c)	1	111
Web.com Group Inc. (c)	5	127
WebMD Health Corp. (c)	1	54
Westell Technologies Inc. (c)	3	3
Western Digital Corp.	10	801
Western Union Co.	21	427
WEX Inc. (c)	3	300
Workday Inc. - Class A (c)	1	96
Xcerra Corp. (c)	1	6
Xerox Corp.	55	590
Xilinx Inc.	10	461
XO Group Inc. (c)	2	29
Yahoo! Inc. (c)	13	497
Zebra Technologies Corp. - Class A (c)	3	290
Zillow Group Inc. - Class A (c) (e)	1	64
Zixit Corp. (c)	3	17
Zynga Inc. - Class A (c)	58	165
		137,671

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
MATERIALS - 4.9%
A. Schulman Inc.	2	91
AEP Industries Inc. (c)	1	28
Air Products & Chemicals Inc.	5	625
Airgas Inc.	6	611
Albemarle Corp.	8	423
Alcoa Inc.	48	533
Allegheny Technologies Inc.	7	223
American Vanguard Corp.	3	37
AptarGroup Inc.	5	341
Ashland Inc.	3	342
Axiall Corp.	5	178
Balchem Corp.	2	89
Ball Corp.	6	424
Bemis Co. Inc.	9	419
Berry Plastics Group Inc. (c)	7	230
Boise Cascade Co. (c)	3	102
Cabot Corp.	5	190
Calgon Carbon Corp.	4	71
Carpenter Technology Corp.	4	148
Celanese Corp.	9	629
Century Aluminum Co. (c)	7	71
CF Industries Holdings Inc.	22	1,387
Chemtura Corp. (c)	7	207
Clearwater Paper Corp. (c)	2	101
Coeur d’Alene Mines Corp. (c)	12	67
Commercial Metals Co.	10	153
Compass Minerals International Inc.	4	289
Core Molding Technologies Inc. (c)	1	18
Crown Holdings Inc. (c)	6	292
Cytec Industries Inc.	6	360
Deltic Timber Corp.	—	27
Domtar Corp.	4	176
Dow Chemical Co.	34	1,716
E.I. du Pont de Nemours & Co.	23	1,456
Eagle Materials Inc.	3	198
Eastman Chemical Co.	14	1,126
Ecolab Inc.	7	793
Ferro Corp. (c)	7	119
Flotek Industries Inc. (c)	3	43
FMC Corp.	5	257
Freeport-McMoran Inc. - Class B	37	686
FutureFuel Corp.	3	39
Globe Specialty Metals Inc.	4	78
Graphic Packaging Holding Co.	32	446
Greif Inc. - Class A	1	54
Greif Inc. - Class B	1	22
Handy & Harman Ltd. (c)	—	17
Hawkins Inc.	1	29
Haynes International Inc.	1	46
HB Fuller Co.	4	148
Headwaters Inc. (c)	4	75
Hecla Mining Co.	26	68
Horsehead Holding Corp. (c)	4	52
Huntsman Corp.	23	512
Innophos Holdings Inc.	1	79
Innospec Inc.	2	88
International Flavors & Fragrances Inc.	3	280
International Paper Co.	18	842
Intrepid Potash Inc. (c)	2	19
Kaiser Aluminum Corp.	1	75
KapStone Paper and Packaging Corp.	10	233
KMG Chemicals Inc.	1	16
Koppers Holdings Inc.	1	32
Kraton Performance Polymers Inc. (c)	2	49
Kronos Worldwide Inc.	3	37
Landec Corp. (c)	2	28
Louisiana-Pacific Corp. (c)	11	183
LSB Industries Inc. (c)	2	61
LyondellBasell Industries NV - Class A	14	1,454
Martin Marietta Materials Inc.	2	266
Materion Corp.	2	56
MeadWestvaco Corp.	8	400
Mercer International Inc. (c)	4	51
Minerals Technologies Inc.	3	198
Monsanto Co.	15	1,575
Mosaic Co.	17	775
Myers Industries Inc.	3	57
Neenah Paper Inc.	1	77
NewMarket Corp.	1	372
Newmont Mining Corp.	24	553
Noranda Aluminium Holding Corp.	5	4
Nucor Corp.	16	685
Olin Corp.	6	157
Olympic Steel Inc.	1	10
OM Group Inc.	2	50
Omnova Solutions Inc. (c)	3	25
Owens Corning Inc.	9	377
Owens-Illinois Inc. (c)	14	328
P.H. Glatfelter Co.	3	70
Packaging Corp. of America	5	288
Platform Specialty Products Corp. (c)	12	319
PolyOne Corp.	8	303
PPG Industries Inc.	7	771
Praxair Inc.	9	1,069
Quaker Chemical Corp.	1	66
Reliance Steel & Aluminum Co.	6	355
Resolute Forest Products (c)	6	71
Rock-Tenn Co. - Class A	9	538
Royal Gold Inc.	4	272
RPM International Inc.	11	558
RTI International Metals Inc. (c)	1	38
Schnitzer Steel Industries Inc. - Class A	2	32
Schweitzer-Mauduit International Inc.	2	99
Scotts Miracle-Gro Co. - Class A	6	326
Sealed Air Corp.	9	459
Sensient Technologies Corp.	3	205
Sherwin-Williams Co.	2	674
Sigma-Aldrich Corp.	3	448
Silgan Holdings Inc.	7	351
Sonoco Products Co.	9	386
Southern Copper Corp.	6	163
Steel Dynamics Inc.	17	353
Stepan Co.	1	65
Stillwater Mining Co. (c)	8	89
SunCoke Energy Inc.	5	66
TimkenSteel Corp.	3	90
Trecora Resources (c)	1	17
Tredegar Corp.	1	17
Tronox Ltd. - Class A	4	62
United States Lime & Minerals Inc.	—	17
United States Steel Corp.	9	190
Universal Stainless & Alloy Products Inc. (c)	1	14
US Concrete Inc. (c)	1	42
US Silica Holdings Inc. (e)	3	94
Valspar Corp.	3	270
Vulcan Materials Co.	6	496
Wausau Paper Corp.	3	27
Westlake Chemical Corp.	5	310
Worthington Industries Inc.	4	111
WR Grace & Co. (c)	3	317
		36,862
TELECOMMUNICATION SERVICES - 2.1%
8x8 Inc. (c)	1	6

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Alaska Communications Systems Group Inc. (c)	3	7
AT&T Inc.	154	5,466
Atlantic Tele-Network Inc.	1	82
Boingo Wireless Inc. (c)	2	13
CenturyLink Inc.	22	644
Cincinnati Bell Inc. (c)	17	63
Cogent Communications Holdings Inc.	3	96
Consolidated Communications Holdings Inc.	4	86
Fairpoint Communications Inc. (c)	1	19
Frontier Communications Corp.	94	466
General Communication Inc. - Class A (c)	3	59
Hawaiian Telcom Holdco Inc. (c)	1	26
HC2 Holdings Inc. (c)	1	5
IDT Corp. - Class B	2	38
Inteliquent Inc.	3	58
Intelsat SA (c) (e)	3	32
Level 3 Communications Inc. (c)	16	849
Lumos Networks Corp.	2	35
NTELOS Holdings Corp.	1	7
ORBCOMM Inc. (c)	6	38
Premiere Global Services Inc. (c)	3	32
SBA Communications Corp. (c)	6	634
Shenandoah Telecommunications Co.	2	75
Spok Holdings Inc.	1	20
Sprint Corp. (c)	42	193
T-Mobile US Inc. (c)	8	299
Telephone & Data Systems Inc.	8	232
US Cellular Corp. (c)	2	69
Verizon Communications Inc.	133	6,214
Vonage Holdings Corp. (c)	15	75
Windstream Holdings Inc. (e)	10	64
		16,002
UTILITIES - 2.9%
AES Corp.	21	284
AGL Resources Inc.	9	409
Allete Inc.	4	170
Alliant Energy Corp.	3	169
Ameren Corp.	7	246
American Electric Power Co. Inc.	10	545
American States Water Co.	3	108
American Water Works Co. Inc.	6	284
Aqua America Inc.	13	309
Atmos Energy Corp.	7	375
Avista Corp.	5	139
Black Hills Corp.	3	139
California Water Service Group	3	77
Calpine Corp. (c)	36	645
CenterPoint Energy Inc.	11	209
Chesapeake Utilities Corp.	1	57
Cleco Corp.	4	226
CMS Energy Corp.	9	278
Connecticut Water Services Inc.	1	24
Consolidated Edison Inc.	9	505
Consolidated Water Co. Ltd.	2	23
Delta Natural Gas Co. Inc.	—	2
Dominion Resources Inc.	12	829
DTE Energy Co.	5	370
Duke Energy Corp.	15	1,046
Dynegy Inc. (c)	9	254
Edison International	7	402
El Paso Electric Co.	3	103
Empire District Electric Co.	3	63
Entergy Corp.	5	363
Eversource Energy	9	400
Exelon Corp.	18	568
FirstEnergy Corp.	12	386
Genie Energy Ltd. - Class B	2	21
Great Plains Energy Inc.	11	266
Hawaiian Electric Industries Inc.	6	181
IDACORP Inc.	4	207
ITC Holdings Corp.	11	365
Laclede Group Inc.	3	156
MDU Resources Group Inc.	8	163
MGE Energy Inc.	2	96
Middlesex Water Co.	1	27
National Fuel Gas Co.	6	349
New Jersey Resources Corp.	6	172
NextEra Energy Inc.	9	908
NiSource Inc.	10	453
Northwest Natural Gas Co.	2	80
NorthWestern Corp.	3	165
NRG Energy Inc.	9	203
NRG Yield Inc. - Class A	3	57
NRG Yield Inc. - Class C (e)	3	57
OGE Energy Corp.	5	150
ONE Gas Inc.	4	153
Oneok Inc.	10	400
Ormat Technologies Inc.	3	107
Otter Tail Corp.	2	64
Pattern Energy Group Inc. - Class A	4	105
Pepco Holdings Inc.	5	140
PG&E Corp.	10	494
Piedmont Natural Gas Co. Inc.	5	192
Pinnacle West Capital Corp.	3	163
PNM Resources Inc.	5	134
Portland General Electric Co.	6	193
PPL Corp.	15	431
Public Service Enterprise Group Inc.	11	434
Questar Corp.	13	269
SCANA Corp.	4	189
Sempra Energy	5	495
SJW Corp.	1	43
South Jersey Industries Inc.	5	120
Southern Co.	18	771
Southwest Gas Corp.	3	174
Talen Energy Corp. (c)	2	28
TECO Energy Inc.	17	302
UGI Corp.	15	533
UIL Holdings Corp.	4	174
Unitil Corp.	1	29
Vectren Corp.	6	234
WEC Energy Group Inc.	12	541
Westar Energy Inc.	10	328
WGL Holdings Inc.	4	193
Xcel Energy Inc.	16	504
York Water Co.	1	17
		22,037

Total Common Stocks (cost $614,330)		747,245

RIGHTS - 0.0%
BioScrip Inc. (c) (f) (p) (q)	5	—
Casa Lay (c) (f) (p) (q)	14	14
Community Health Systems Inc. (c)	8	—
Property Development Center (c) (f) (p) (q)	14	1
Seritage Growth Properties (c) (e) (f)	5	16

Total Rights (cost $36)		31

SHORT TERM INVESTMENTS - 1.3%
Investment Companies - 0.5%
JNL Money Market Fund, 0.01% (a) (h)	4,060	4,060

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	5,842	5,842

Total Short Term Investments (cost $9,902)		9,902

Total Investments - 100.7% (cost $624,268)		757,178
Other Assets and Liabilities, Net - (0.7%)		(5,551)
Total Net Assets - 100.0%		$751,627

Portfolio Composition:	Percentage of Total Investments
Information Technology	18.2%
Consumer Discretionary	15.9
Industrials	13.6
Financials	13.4
Health Care	12.7
Energy	7.6
Consumer Staples	7.4
Materials	4.9
Utilities	2.9
Telecommunication Services	2.1
Short Term Investments	1.3
Total Investments	100.0%

JNL/Eagle SmallCap Equity Fund

	Shares/Par (t)	Value
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 16.7%
Belmond Ltd. - Class A (c)	1,820	$22,736
Bojangles’ Inc. (c)	214	5,112
Bright Horizons Family Solutions Inc. (c)	197	11,401
Brunswick Corp.	291	14,790
Buffalo Wild Wings Inc. (c)	46	7,242
Chuy’s Holdings Inc. (c) (e)	323	8,651
Cracker Barrel Old Country Store Inc. (e)	39	5,889
Genesco Inc. (c)	601	39,692
Grand Canyon Education Inc. (c)	153	6,499
HomeAway Inc. (c)	420	13,060
KB Home (e)	492	8,165
MarineMax Inc. (c)	250	5,873
Sotheby’s - Class A	116	5,241
Steven Madden Ltd. (c)	386	16,527
Tumi Holdings Inc. (c)	406	8,331
Universal Electronics Inc. (c)	517	25,757
Vail Resorts Inc.	34	3,723
Vitamin Shoppe Inc. (c) (e)	553	20,618
WABCO Holdings Inc. (c)	111	13,770
		243,077
CONSUMER STAPLES - 4.3%
Casey’s General Stores Inc.	119	11,375
Natural Grocers by Vitamin Cottage Inc. (c) (e)	516	12,697
Prestige Brands Holdings Inc. (c)	175	8,098
United Natural Foods Inc. (c)	109	6,920
WhiteWave Foods Co. - Class A (c)	488	23,845
		62,935
ENERGY - 3.4%
Geospace Technologies Corp. (c) (e)	307	7,068
Gulfport Energy Corp. (c)	336	13,514
Rice Energy Inc. (c)	712	14,830
RSP Permian Inc. (c)	523	14,704
		50,116
FINANCIALS - 6.8%
Enstar Group Ltd. (c)	58	9,049
Fortress Investment Group LLC - Class A	1,105	8,064
Geo Group Inc.	464	15,838
MGIC Investment Corp. (c)	1,324	15,070
PRA Group Inc. (c) (e)	88	5,490
Stifel Financial Corp. (c)	367	21,208
Synovus Financial Corp.	165	5,075
Two Harbors Investment Corp.	629	6,124
UMB Financial Corp.	233	13,299
		99,217
HEALTH CARE - 25.0%
Acadia HealthCare Co. Inc. (c)	160	12,510
Acorda Therapeutics Inc. (c)	383	12,769
Air Methods Corp. (c)	216	8,947
Akebia Therapeutics Inc. (c)	625	6,431
Alder Biopharmaceuticals Inc. (c)	251	13,307
Anacor Pharmaceuticals Inc. (c)	224	17,364
Centene Corp. (c)	449	36,081
Chimerix Inc. (c)	225	10,384
Cooper Cos. Inc.	69	12,360
DexCom Inc. (c)	174	13,886
Enanta Pharmaceuticals Inc. (c) (e)	142	6,394
ExamWorks Group Inc. (c)	182	7,115
HealthSouth Corp.	235	10,813
MedAssets Inc. (c)	357	7,879
Medidata Solutions Inc. (c)	178	9,679
Natus Medical Inc. (c)	528	22,466
Neurocrine Biosciences Inc. (c)	200	9,547
Ophthotech Corp. (c)	302	15,741
PAREXEL International Corp. (c)	167	10,721
Portola Pharmaceuticals Inc. (c)	223	10,149
Receptos Inc. (c)	77	14,600
Sage Therapeutics Inc. (c) (e)	150	10,934
Sirona Dental Systems Inc. (c)	153	15,388
Spectranetics Corp. (c) (e)	489	11,255
STERIS Corp. (e)	148	9,559
Team Health Holdings Inc. (c)	263	17,176
Theravance Biopharma Inc. (c) (e)	159	2,069
Thoratec Corp. (c)	478	21,288
Zeltiq Aesthetics Inc. (c)	247	7,276
		364,088
INDUSTRIALS - 14.2%
Advisory Board Co. (c)	125	6,861
Chart Industries Inc. (c)	199	7,109
Colfax Corp. (c) (e)	236	10,902
EMCOR Group Inc.	162	7,753
Hexcel Corp.	550	27,352
JetBlue Airways Corp. (c)	1,761	36,560
Landstar System Inc.	208	13,911
Northwest Pipe Co. (c) (e)	371	7,560
Paylocity Holding Corp. (c)	276	9,896
PGT Inc. (c)	515	7,477
Proto Labs Inc. (c) (e)	97	6,578
Thermon Group Holdings Inc. (c)	439	10,565
Trex Co. Inc. (c)	417	20,604
Waste Connections Inc.	434	20,449
Woodward Governor Co.	254	13,971
		207,548
INFORMATION TECHNOLOGY - 25.1%
Aspen Technology Inc. (c)	257	11,697
Cavium Inc. (c)	414	28,519
Cognex Corp.	240	11,537
Coherent Inc. (c)	215	13,641
Cornerstone OnDemand Inc. (c)	413	14,370

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Demandware Inc. (c)	280	19,871
Finisar Corp. (c)	327	5,844
Fortinet Inc. (c)	555	22,952
Global Cash Access Holdings Inc. (c)	770	5,963
Guidewire Software Inc. (c)	273	14,430
Imperva Inc. (c)	446	30,215
IPG Photonics Corp. (c) (e)	272	23,169
Kulicke & Soffa Industries Inc. (c)	345	4,037
Manhattan Associates Inc. (c)	178	10,644
Palo Alto Networks Inc. (c)	85	14,763
PTC Inc. (c)	382	15,656
Qorvo Inc. (c)	168	13,483
Qualys Inc. (c) (e)	524	21,148
Stratasys Ltd. (c) (e)	135	4,715
Tableau Software Inc. - Class A (c)	132	15,263
Ultimate Software Group Inc. (c)	98	16,125
Varonis Systems Inc. (c) (e)	233	5,140
Veeco Instruments Inc. (c)	466	13,387
WebMD Health Corp. - Class A (c)	218	9,672
Yelp Inc. - Class A (c) (e)	194	8,369
Zillow Group Inc. - Class A (c) (e)	136	11,826
		366,436
MATERIALS - 3.9%
Huntsman Corp.	507	11,187
Martin Marietta Materials Inc.	99	13,955
Quaker Chemical Corp.	360	31,963
		57,105

Total Common Stocks (cost $1,137,657)		1,450,522

SHORT TERM INVESTMENTS - 6.7%
Investment Companies - 1.1%
JNL Money Market Fund, 0.01% (a) (h)	15,739	15,739

Securities Lending Collateral - 5.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	81,648	81,648

Total Short Term Investments (cost $97,387)		97,387

Total Investments - 106.1% (cost $1,235,044)		1,547,909
Other Assets and Liabilities, Net - (6.1%)		(89,137)
Total Net Assets - 100.0%		$1,458,772

Portfolio Composition:	Percentage of Total Investments
Information Technology	23.7%
Health Care	23.5
Consumer Discretionary	15.7
Industrials	13.4
Financials	6.4
Consumer Staples	4.1
Materials	3.7
Energy	3.2
Short Term Investments	6.3
Total Investments	100.0%

JNL/Franklin Templeton Global Growth Fund

	Shares/Par (t)	Value
COMMON STOCKS - 96.2%
BRAZIL - 0.9%
Petroleo Brasileiro SA - ADR (c)	1,261	$10,286

CANADA - 0.1%
Suncor Energy Inc.	31	843

CHINA - 1.2%
China Mobile Ltd.	446	5,706
China Telecom Corp. Ltd. - ADR - Class H	146	8,598
		14,304
DENMARK - 0.6%
FLSmidth & Co. A/S	137	6,601

FRANCE - 8.3%
AXA SA	662	16,779
BNP Paribas	255	15,478
Compagnie Generale des Etablissements Michelin	125	13,193
Credit Agricole SA	976	14,577
Sanofi SA	189	18,688
Technip SA	90	5,556
Total SA	278	13,628
		97,899
GERMANY - 5.5%
Commerzbank AG (c)	326	4,169
Deutsche Lufthansa AG (c)	1,093	14,096
Merck KGaA	165	16,465
Metro AG	429	13,562
SAP AG	99	6,922
Siemens AG	99	10,054
		65,268
HONG KONG - 1.0%
Kunlun Energy Co. Ltd.	11,533	11,721

INDIA - 0.3%
Hero Honda Motors Ltd.	78	3,095

IRELAND - 2.7%
Allergan Plc (c)	38	11,528
CRH Plc	663	18,690
CRH Plc	49	1,380
		31,598
ISRAEL - 2.2%
Teva Pharmaceutical Industries Ltd. - ADR	435	25,703

ITALY - 2.1%
ENI SpA	677	12,026
UniCredit SpA	2,008	13,495
		25,521
JAPAN - 2.7%
Konica Minolta Holdings Inc.	744	8,666
Nissan Motor Co. Ltd.	1,358	14,187
SoftBank Corp.	104	6,149
Toyota Motor Corp.	52	3,480
		32,482
NETHERLANDS - 4.1%
Aegon NV	1,173	8,656
Akzo Nobel NV	159	11,589
ING Groep NV - CVA	982	16,307
Qiagen NV (c)	213	5,242
Royal Dutch Shell Plc - Class B	238	6,775
Royal Dutch Shell Plc	4	101
		48,670
PORTUGAL - 1.0%
Galp Energia SGPS SA	969	11,401

RUSSIAN FEDERATION - 0.9%
MMC Norilsk Nickel - ADR	669	11,267

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
SINGAPORE - 1.9%
DBS Group Holdings Ltd.	666	10,219
Singapore Telecommunications Ltd.	3,809	11,887
		22,106
SOUTH KOREA - 5.8%
Hyundai Motor Co.	91	11,035
KB Financial Group Inc. - ADR	290	9,526
POSCO Inc. - ADR (e)	236	11,564
Samsung Electronics Co. Ltd. - GDR (p)	63	36,004
		68,129
SPAIN - 1.5%
Telefonica SA	1,249	17,787

SWEDEN - 1.7%
Getinge AB - Class B	483	11,635
Telefonaktiebolaget LM Ericsson - Class B	809	8,427
		20,062
SWITZERLAND - 3.9%
Credit Suisse Group AG	534	14,733
Roche Holding AG	73	20,572
Swiss Re AG (e)	129	11,382
		46,687
THAILAND - 0.2%
Bangkok Bank PCL - NVDR	555	2,917

TURKEY - 1.0%
Turkcell Iletisim Hizmetleri A/S - ADR (e)	1,017	11,690

UNITED KINGDOM - 10.8%
Aviva Plc	875	6,776
BAE Systems Plc	857	6,069
BP Plc	1,407	9,338
GlaxoSmithKline Plc	843	17,521
HSBC Holdings Plc	1,860	16,695
Kingfisher Plc	3,180	17,344
Marks & Spencer Group Plc	643	5,423
Noble Corp. Plc (e)	356	5,486
Serco Group Plc	2,512	4,659
Sky Plc	670	10,910
Standard Chartered Plc	376	6,026
Tesco Plc	3,624	12,073
Vodafone Group Plc	2,750	10,033
		128,353
UNITED STATES OF AMERICA - 35.8%
American International Group Inc.	368	22,764
Amgen Inc.	148	22,756
Apache Corp.	144	8,285
Baker Hughes Inc.	195	12,035
Best Buy Co. Inc.	338	11,028
Capital One Financial Corp.	107	9,379
Chesapeake Energy Corp. (e)	786	8,777
Chevron Corp.	59	5,657
Cisco Systems Inc.	532	14,615
Citigroup Inc.	487	26,919
Comcast Corp. - Special Class A	471	28,208
CVS Health Corp.	94	9,867
Flextronics International Ltd. (c)	278	3,144
Gilead Sciences Inc.	33	3,906
Google Inc. - Class A (c)	17	9,046
Halliburton Co.	88	3,800
Hewlett-Packard Co.	511	15,326
JPMorgan Chase & Co.	268	18,162
Medtronic Plc	323	23,927
Michael Kors Holdings Ltd. (c)	219	9,229
Microsoft Corp.	715	31,577
Morgan Stanley	499	19,356
Navistar International Corp. (c) (e)	273	6,176
News Corp. - Class A (c)	347	5,069
Oracle Corp.	123	4,957
Pfizer Inc.	602	20,189
SunTrust Banks Inc.	358	15,416
Target Corp.	113	9,253
Twenty-First Century Fox Inc. - Class A	396	12,889
United Parcel Service Inc. - Class B	109	10,604
Verizon Communications Inc.	133	6,181
Viacom Inc. - Class B	122	7,871
Walgreens Boots Alliance Inc.	85	7,150
		423,518

Total Common Stocks (cost $1,055,241)		1,137,908

SHORT TERM INVESTMENTS - 6.1%
Investment Companies - 3.9%
JNL Money Market Fund, 0.01% (a) (h)	45,692	45,692

Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	26,077	26,077

Total Short Term Investments (cost $71,769)		71,769

Total Investments - 102.3% (cost $1,127,010)		1,209,677
Other Assets and Liabilities, Net - (2.3%)		(26,653)
Total Net Assets - 100.0%		$1,183,024

Portfolio Composition:	Percentage of Total Investments
Financials	23.1%
Health Care	17.0
Consumer Discretionary	13.4
Energy	10.4
Information Technology	8.5
Industrials	7.8
Telecommunication Services	6.5
Materials	4.5
Consumer Staples	2.9
Short Term Investments	5.9
Total Investments	100.0%

JNL/Franklin Templeton Global Multisector Bond Fund

	Shares/Par (t)	Value
CORPORATE BONDS AND NOTES - 13.0%
AUSTRALIA - 0.1%
Barminco Finance Pty Ltd., 9.00%, 06/01/18 (r)	$700	$654
FMG Resources August 2006 Pty Ltd., 9.75%, 03/01/22 (e) (r)	2,000	2,065
		2,719
CANADA - 0.6%
B2Gold Corp., 3.25%, 10/01/18 (v)	11,440	10,203
First Quantum Minerals Ltd.
6.75%, 02/15/20 (r)	1,318	1,275
7.00%, 02/15/21 (r)	1,318	1,260
Valeant Pharmaceuticals International Inc., 7.50%, 07/15/21 (r)	600	649
		13,387
FRANCE - 0.1%
CGG SA, 6.88%, 01/15/22 (e)	1,000	830

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21	1,900	1,577
		2,407
GERMANY - 0.1%
Faenza GmbH, 8.25%, 08/15/21 (r), EUR	700	850
Unitymedia Hessen GmbH & Co. KG, 5.75%, 01/15/23 (r), EUR	720	863
		1,713
ITALY - 0.1%
Wind Acquisition Finance SA, 7.38%, 04/23/21 (r)	3,000	3,034

JAMAICA - 0.1%
Digicel Ltd., 6.00%, 04/15/21 (r)	2,100	2,025

LUXEMBOURG - 0.2%
CHC Helicopter SA, 9.25%, 10/15/20 (e)	2,790	2,030
Intelsat Jackson Holdings SA, 5.50%, 08/01/23	1,600	1,416
		3,446
MEXICO - 0.1%
Cemex Finance LLC, 6.00%, 04/01/24 (r)	2,500	2,474

NETHERLANDS - 0.1%
InterGen NV, 7.00%, 06/30/23 (r)	2,500	2,225

SOUTH AFRICA - 0.5%
Edcon Holdings Pty Ltd., 13.38%, 06/30/19 (r), EUR	15,170	4,059
Edcon Pty Ltd.
9.50%, 03/01/18 (e) (r)	1,650	1,295
9.50%, 03/01/18 (r), EUR	7,150	6,258
		11,612
SOUTH KOREA - 6.6%
Korea Monetary Stabilization Bond
0.00%, 07/07/15 (j), KRW	10,589,900	9,491
0.00%, 07/21/15 (j), KRW	8,248,000	7,388
0.00%, 08/04/15 (j), KRW	3,659,920	3,276
0.00%, 09/08/15 (j), KRW	737,300	659
0.00%, 10/06/15 (j), KRW	8,146,000	7,272
2.13%, 10/08/15, KRW	8,591,400	7,714
2.90%, 12/02/15, KRW	18,443,300	16,627
0.00%, 12/15/15 (j), KRW	1,503,600	1,338
1.92%, 03/09/16, KRW	256,090	230
2.80%, 04/02/16, KRW	34,025,920	30,779
1.74%, 05/09/16, KRW	5,460,200	4,900
2.79%, 06/02/16, KRW	6,047,700	5,480
1.62%, 06/09/16, KRW	442,400	397
2.46%, 08/02/16, KRW	16,064,100	14,527
2.22%, 10/02/16, KRW	6,297,100	5,684
2.07%, 12/02/16, KRW	18,410,600	16,597
1.96%, 02/02/17, KRW	7,935,500	7,146
		139,505
SPAIN - 0.1%
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22	1,100	1,103

SWEDEN - 0.1%
Stena AB, 7.00%, 02/01/24 (r)	400	386
Stena International SA, 5.75%, 03/01/24 (r)	900	837
		1,223
UNITED KINGDOM - 0.2%
Algeco Scotsman Global Finance Plc, 8.50%, 10/15/18 (e) (r)	300	290
Lynx II Corp., 6.38%, 04/15/23 (r)	2,200	2,274
Virgin Media Finance Plc, 6.38%, 10/15/24 (r), GBP	500	817
Virgin Media Secured Finance Plc, 5.50%, 01/15/25 (r)	1,000	1,004
		4,385
UNITED STATES OF AMERICA - 4.0%
ArcelorMittal, 6.25%, 03/01/21 (k)	2,000	2,095
Caesars Entertainment Operating Co. Inc.
11.25%, 06/01/17 (c) (d)	600	471
9.00%, 02/15/20 (c) (d)	700	571
California Resources Corp.
5.50%, 09/15/21 (e)	1,000	866
6.00%, 11/15/24 (e)	1,000	859
Calpine Corp.
6.00%, 01/15/22 (r)	200	212
7.88%, 01/15/23	90	97
5.88%, 01/15/24 (e) (r)	900	952
5.75%, 01/15/25	2,000	1,945
CCO Holdings LLC, 5.25%, 09/30/22	1,400	1,379
Chaparral Energy Inc., 7.63%, 11/15/22	1,400	1,008
Chesapeake Energy Corp.
6.63%, 08/15/20	1,000	975
6.13%, 02/15/21	1,500	1,406
CIT Group Inc.
6.63%, 04/01/18 (r)	500	535
5.38%, 05/15/20	100	104
5.00%, 08/15/22	1,000	990
5.00%, 08/01/23 (e)	1,000	985
Clayton Williams Energy Inc., 7.75%, 04/01/19 (e)	1,800	1,710
Clear Channel Communications Inc., 9.00%, 03/01/21	1,600	1,458
Clear Channel Worldwide Holdings Inc.
7.63%, 03/15/20	300	313
6.50%, 11/15/22	1,000	1,041
Community Health Systems Inc.
8.00%, 11/15/19	500	527
7.13%, 07/15/20	1,300	1,377
DaVita HealthCare Partners Inc.
5.75%, 08/15/22	2,700	2,862
5.13%, 07/15/24	400	393
DISH DBS Corp.
5.88%, 07/15/22	900	882
5.00%, 03/15/23	700	649
Echostar DBS Corp., 7.13%, 02/01/16	400	411
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17 (e)	600	314
7.75%, 06/15/19 (e)	1,200	438
Equinix Inc., 5.38%, 04/01/23	700	700
First Data Corp.
8.25%, 01/15/21 (r)	600	633
11.25%, 01/15/21	130	144
12.63%, 01/15/21	2,000	2,310
Frontier Communications Corp.
8.75%, 04/15/22	400	396
7.13%, 01/15/23	600	533
7.88%, 01/15/27	100	93
Halcon Resources Corp.
9.75%, 07/15/20 (e)	900	605
8.88%, 05/15/21 (e)	1,600	1,052
9.25%, 02/15/22 (e)	600	389
HCA Inc.
7.50%, 02/15/22	500	574
5.88%, 03/15/22	1,800	1,957
iHeartCommunications Inc., 9.00%, 09/15/22	1,800	1,631
Intelsat Jackson Holdings SA, 7.50%, 04/01/21	1,300	1,285
Jaguar Holding Co. I, 9.38%, 10/15/17 (r) (y)	3,100	3,166

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
JBS USA LLC
8.25%, 02/01/20 (r)	1,100	1,166
7.25%, 06/01/21 (r)	700	738
5.88%, 07/15/24 (r)	1,700	1,711
JPMorgan Chase & Co., 5.00%, (callable at 100 beginning 07/01/19) (m)	2,000	1,957
Linn Energy LLC
6.25%, 11/01/19	500	391
7.75%, 02/01/21	1,200	933
6.50%, 09/15/21 (e)	1,300	968
Midstates Petroleum Co. Inc., 9.25%, 06/01/21 (e)	2,000	830
Offshore Group Investment Ltd., 7.50%, 11/01/19	2,100	1,291
PVR Partners LP, 6.50%, 05/15/21	2,200	2,326
Regency Energy Partners LP
5.88%, 03/01/22	2,000	2,127
5.00%, 10/01/22	700	710
Reynolds Group Issuer Inc., 9.00%, 04/15/19 (e)	3,300	3,411
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (k)	2,000	2,040
6.25%, 03/15/22	900	931
Sirius XM Radio Inc.
6.00%, 07/15/24 (r)	1,700	1,717
5.38%, 04/15/25 (r)	700	677
SLM Corp.
8.45%, 06/15/18	1,400	1,556
5.50%, 01/15/19	900	918
4.88%, 06/17/19	800	792
Sprint Corp., 7.13%, 06/15/24	600	557
Sprint Nextel Corp.
9.00%, 11/15/18 (r)	1,000	1,129
6.00%, 11/15/22 (e)	1,600	1,462
T-Mobile USA Inc.
6.54%, 04/28/20	700	733
6.13%, 01/15/22	200	207
6.50%, 01/15/24	400	413
6.38%, 03/01/25	1,600	1,642
Tenet Healthcare Corp.
5.50%, 03/01/19 (r)	1,400	1,412
8.13%, 04/01/22	1,400	1,533
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (c) (d) (r)	1,600	976
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (r)	1,800	1,896
5.63%, 12/01/21 (r)	200	206
Visant Corp., 10.00%, 10/01/17	1,200	967
		83,616

Total Corporate Bonds and Notes (cost $306,467)		274,874

GOVERNMENT AND AGENCY OBLIGATIONS - 51.4%
BRAZIL - 3.9%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/18 - 08/15/24 (s), BRL	35,780	29,997
Brazil Letras do Tesouro Nacional, 0.00%, 10/01/15 - 01/01/18 (j), BRL	141,690	39,244
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/19 - 01/01/23, BRL	42,060	12,180
		81,421
ECUADOR - 0.5%
Ecuador Government International Bond, 7.95%, 06/20/24 (r)	12,480	11,138

GHANA - 1.3%
Ghana Government Bond
21.00%, 10/26/15 (i), GHS	33,913	7,606
16.90%, 03/07/16 (i), GHS	1,090	236
19.24%, 05/30/16 (i), GHS	5,475	1,195
23.00%, 02/13/17 - 08/21/17 (i), GHS	13,828	3,114
25.48%, 04/24/17 (i), GHS	600	140
24.44%, 05/29/17 (i), GHS	6,420	1,487
26.00%, 06/05/17 (i), GHS	1,750	414
25.40%, 07/31/17 (i), GHS	3,540	828
5.93%, 02/19/18 (i), GHS	7,010	1,607
22.49%, 04/23/18, GHS	3,010	682
23.47%, 05/21/18, GHS	21,120	4,886
19.04%, 09/24/18, GHS	27,610	5,681
		27,876
HUNGARY - 7.0%
Hungary Government Bond
6.75%, 02/24/17 - 11/24/17, HUF	2,210,060	8,751
4.00%, 04/25/18, HUF	666,900	2,476
5.50%, 12/20/18 - 06/24/25, HUF	8,570,090	33,858
6.50%, 06/24/19, HUF	1,284,430	5,196
7.50%, 11/12/20, HUF	2,576,490	11,099
7.00%, 06/24/22, HUF	6,064,170	25,795
Hungary Government International Bond
4.38%, 07/04/17 (p), EUR	4,413	5,236
5.75%, 06/11/18 (p), EUR	5,500	6,924
5.38%, 02/21/23	27,100	29,314
6.00%, 11/24/23, HUF	4,659,800	19,008
		147,657
ICELAND - 0.2%
Iceland Government International Bond, 5.88%, 05/11/22 (r)	2,800	3,158

INDIA - 1.9%
India Government Bond
7.28%, 06/03/19, INR	15,800	243
7.80%, 05/03/20, INR	407,300	6,369
8.12%, 12/10/20, INR	305,900	4,805
8.35%, 05/14/22, INR	120,200	1,927
7.16%, 05/20/23, INR	75,600	1,132
8.83%, 11/25/23, INR	1,020,400	16,849
8.28%, 09/21/27, INR	123,100	1,955
8.60%, 06/02/28, INR	422,400	6,854
		40,134
IRELAND - 2.9%
Ireland Government Bond, 5.40%, 03/13/25, EUR	40,766	60,529

KENYA - 0.5%
Kenya Government International Bond, 6.88%, 06/24/24 (r)	10,710	10,866

LATVIA - 0.2%
Republic of Latvia
5.25%, 02/22/17 (r)	2,000	2,129
5.25%, 06/16/21 (e) (r)	2,500	2,794
		4,923
LITHUANIA - 0.2%
Lithuania Government International Bond, 6.13%, 03/09/21 (r)	4,040	4,649

MALAYSIA - 5.0%
Malaysia Government Bond
3.84%, 08/12/15, MYR	153,905	40,834
4.72%, 09/30/15, MYR	27,218	7,241
3.20%, 10/15/15, MYR	93,150	24,716

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
3.17%, 07/15/16, MYR	71,080	18,865
4.26%, 09/15/16, MYR	12,080	3,245
3.81%, 02/15/17, MYR	9,300	2,492
3.39%, 03/15/17, MYR	27,380	7,290
		104,683
MEXICO - 3.3%
Mexico Bonos
8.00%, 12/17/15, MXN	282,105	18,338
6.25%, 06/16/16, MXN	551,600	36,024
7.25%, 12/15/16, MXN	206,250	13,751
Mexico Government Inflation Indexed Bond
5.00%, 06/16/16 (n), MXN	6,960	464
3.50%, 12/14/17 (n), MXN	7,287	493
4.00%, 06/13/19 (n), MXN	5,082	351
2.50%, 12/10/20 (n), MXN	4,037	261
		69,682
PHILIPPINES - 0.5%
Philippine Government Bond
7.00%, 01/27/16, PHP	2,530	57
1.63%, 04/25/16, PHP	461,800	10,174
9.13%, 09/04/16, PHP	1,120	27
		10,258
POLAND - 3.2%
Poland Government Bond
0.00%, 07/25/15 - 07/25/16 (j), PLN	192,559	50,889
6.25%, 10/24/15, PLN	1,664	449
5.00%, 04/25/16, PLN	13,220	3,608
4.75%, 10/25/16, PLN	45,065	12,438
		67,384
PORTUGAL - 2.0%
Portugal Government International Bond, 5.13%, 10/15/24 (e) (r)	40,660	41,477
Portugal Obrigacoes do Tesouro OT
4.95%, 10/25/23 (p), EUR	322	420
5.65%, 02/15/24 (p), EUR	805	1,093
		42,990
SERBIA - 4.0%
Republic of Serbia
4.88%, 02/25/20 (r)	4,280	4,320
7.25%, 09/28/21 (r)	14,790	16,565
Serbia Treasury Bond
10.00%, 09/14/15 - 09/11/21, RSD	6,542,860	63,383
8.00%, 01/12/17 - 04/06/17, RSD	54,950	513
		84,781
SINGAPORE - 1.4%
Singapore Government Bond, 1.13%, 04/01/16, SGD	40,740	30,297

SLOVENIA - 1.1%
Slovenia Government International Bond
5.50%, 10/26/22 (r)	9,006	9,987
5.85%, 05/10/23 (r)	11,615	13,142
		23,129
SOUTH KOREA - 4.9%
Korea Monetary Stabilization Bond, 2.80%, 08/02/15, KRW	43,504,640	39,039
Korea Treasury Bond
4.00%, 09/10/15 - 03/10/16, KRW	1,861,100	1,681
2.75%, 12/10/15 - 06/10/16, KRW	52,675,440	47,607
3.00%, 12/10/16, KRW	16,461,740	15,036
		103,363
SRI LANKA - 0.6%
Sri Lanka Government Bond
11.00%, 09/01/15, LKR	30,100	227
8.50%, 11/01/15 - 07/15/18, LKR	407,260	3,109
8.00%, 06/01/16 - 11/01/19, LKR	531,630	4,019
5.80%, 01/15/17 - 07/15/17, LKR	268,300	1,966
7.50%, 08/15/18, LKR	18,260	136
10.60%, 07/01/19 - 09/15/19, LKR	90,240	732
9.00%, 05/01/21, LKR	296,620	2,234
11.20%, 07/01/22, LKR	14,160	118
		12,541
UKRAINE - 1.9%
Financing of Infrastructural Projects State Enterprise, 8.38%, 11/03/17 (r)	100	49
Ukraine Government International Bond
6.25%, 06/17/16 (r)	580	287
6.58%, 11/21/16 (r)	696	345
9.25%, 07/24/17 (e) (r)	17,880	8,600
6.75%, 11/14/17 (e) (r)	7,360	3,621
7.75%, 09/23/20 (e) (r)	1,357	668
7.95%, 02/23/21 (e) (r)	9,700	5,044
7.80%, 11/28/22 (e) (r)	21,300	10,969
7.50%, 04/17/23 (e) (r)	22,130	11,508
		41,091
URUGUAY - 4.9%
Uruguay Government International Inflation Indexed Bond
5.00%, 09/14/18 (n), UYU	61,414	2,309
4.25%, 04/05/27 (n), UYU	71,582	2,525
4.38%, 12/15/28 - 12/15/28 (n), UYU	711,275	24,978
4.00%, 07/10/30 (n), UYU	28,789	979
3.70%, 06/26/37 (n), UYU	10,047	314
Uruguay Inflation Indexed Notas del Tesoro
2.75%, 06/16/16 (n), UYU	95,728	3,474
4.25%, 01/05/17 (n), UYU	99,251	3,652
2.25%, 08/23/17 (n), UYU	1,132,773	39,969
3.25%, 01/27/19 (n), UYU	282	10
4.00%, 06/10/20 - 05/25/25 (n), UYU	191,072	6,690
2.50%, 09/27/22 (n), UYU	60,593	1,945
Uruguay Notas del Tesoro
10.25%, 08/22/15, UYU	137,428	5,067
9.50%, 01/27/16, UYU	193,083	7,129
11.00%, 03/21/17, UYU	36,520	1,305
13.25%, 04/08/18, UYU	72,370	2,657
		103,003

Total Government and Agency Obligations (cost $1,232,989)		1,085,553

COMMON STOCKS - 0.0%
UNITED KINGDOM - 0.0%
CEVA Holdings LLC (c) (f)	—	266

Total Common Stocks (cost $466)		266

PREFERRED STOCKS - 0.0%
UNITED KINGDOM - 0.0%
CEVA Holdings LLC (c) (f)	—	16
CEVA Holdings LLC (c) (f)	1	575

Total Preferred Stocks (cost $1,030)		591

SHORT TERM INVESTMENTS - 32.2%
Investment Companies - 16.3%
JNL Money Market Fund, 0.01% (a) (h)	343,796	343,796

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Securities Lending Collateral - 2.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	51,116	51,116

Treasury Securities - 13.5%
Bank Negara Malaysia Monetary Note
0.81%, 07/16/15, MYR	31,920	8,449
0.78%, 08/04/15, MYR	1,230	325
0.81%, 08/11/15, MYR	98,830	26,103
0.83%, 08/18/15, MYR	2,460	649
0.86%, 09/08/15, MYR	3,760	991
0.82%, 09/22/15, MYR	3,190	840
0.82%, 10/01/15, MYR	25,780	6,780
0.84%, 10/27/15, MYR	1,850	485
0.84%, 11/03/15, MYR	5,960	1,563
0.80%, 11/12/15, MYR	3,380	886
0.83%, 11/24/15, MYR	1,960	513
Malaysia Treasury Bill
0.79%, 07/10/15, MYR	480	127
0.78%, 07/24/15, MYR	2,930	775
0.78%, 07/24/15, MYR	550	145
0.78%, 07/31/15, MYR	610	161
0.83%, 08/14/15, MYR	22,470	5,934
0.74%, 09/04/15, MYR	3,510	925
0.78%, 09/04/15, MYR	80	21
0.78%, 09/11/15, MYR	3,290	867
0.79%, 09/25/15, MYR	620	163
0.78%, 10/09/15, MYR	620	163
0.77%, 10/23/15, MYR	680	179
0.74%, 12/11/15, MYR	3,170	829
0.84%, 01/22/16, MYR	1,410	367
0.77%, 03/18/16, MYR	3,350	868
0.76%, 04/29/16, MYR	1,850	478
0.72%, 05/27/16, MYR	560	144
Mexico Cetes
0.19%, 07/23/15, MXN	2,574	1,635
0.20%, 09/17/15, MXN	6,113	3,863
0.20%, 09/24/15, MXN	3,450	2,179
0.20%, 10/01/15, MXN	6,342	4,003
0.20%, 10/15/15, MXN	1,196	754
0.20%, 10/29/15, MXN	1,652	1,040
0.20%, 11/12/15, MXN	5,314	3,341
0.20%, 11/26/15, MXN	3,463	2,174
0.20%, 12/10/15, MXN	13,613	8,536
0.20%, 01/07/16, MXN	16,090	10,064
0.21%, 02/04/16, MXN	4,997	3,117
0.22%, 03/03/16, MXN	16,637	10,349
0.22%, 03/31/16, MXN	49,013	30,402
0.21%, 04/14/16, MXN	12,448	7,710
0.21%, 04/28/16, MXN	5,927	3,666
0.22%, 05/26/16, MXN	10,229	6,308
0.22%, 06/23/16, MXN	8,835	5,431
Monetary Authority of Singapore
0.74%, 07/03/15, SGD	6,340	4,707
0.66%, 07/10/15, SGD	7,370	5,471
0.70%, 07/20/15, SGD	720	534
0.74%, 07/31/15, SGD	26,350	19,551
0.67%, 08/14/15, SGD	570	423
0.67%, 08/21/15, SGD	17,870	13,254
Monetary Regulation Bill, 0.46%, 07/10/15, UYU	4,620	170
Philippine Treasury Bill
0.03%, 07/08/15, PHP	4,440	98
0.03%, 08/05/15, PHP	7,890	175
0.03%, 09/02/15, PHP	36,270	788
0.03%, 10/07/15, PHP	2,320	51
0.03%, 11/04/15, PHP	720	16
0.03%, 12/02/15, PHP	1,790	39
0.03%, 02/03/16, PHP	10,920	239
0.03%, 03/02/16, PHP	8,330	181
0.04%, 04/06/16, PHP	1,575,000	34,272
Serbia Treasury Bill, 0.07%, 07/24/15, RSD	326,640	3,016
Uruguay Treasury Bill
0.34%, 07/02/15, UYU	20,958	774
0.44%, 08/20/15, UYU	448,321	16,286
0.45%, 10/08/15, UYU	10,510	375
0.46%, 10/23/15, UYU	750	27
0.43%, 11/26/15, UYU	14,930	524
0.46%, 01/04/16, UYU	4,480	155
0.44%, 01/14/16, UYU	89,635	3,090
0.42%, 03/03/16, UYU	33,827	1,146
0.46%, 04/11/16, UYU	5,980	200
0.45%, 04/21/16, UYU	37,335	1,245
0.42%, 06/09/16, UYU	27,683	907
0.40%, 07/28/16, UYU	64,395	2,077
0.43%, 09/15/16, UYU	7,590	241
0.43%, 11/03/16, UYU	8,940	279
0.42%, 02/10/17, UYU	106,610	3,227
0.42%, 04/03/17, UYU	160,693	4,785
0.42%, 05/19/17, UYU	55,210	1,621
		284,246

Total Short Term Investments (cost $698,754)		679,158

Total Investments - 96.6% (cost $2,239,706)		2,040,442
Other Assets and Liabilities, Net - 3.4%		71,458
Total Net Assets - 100.0%		$2,111,900

Portfolio Composition:	Percentage of Total Investments
Government Securities	53.2%
Financials	7.3
Consumer Discretionary	1.2
Energy	1.2
Materials	1.0
Telecommunication Services	0.9
Health Care	0.7
Industrials	0.4
Consumer Staples	0.3
Utilities	0.3
Information Technology	0.2
Short Term Investments	33.3
Total Investments	100.0%

JNL/Franklin Templeton Income Fund

	Shares/Par (t)	Value
COMMON STOCKS - 46.3%
CONSUMER DISCRETIONARY - 3.0%
Dex Media Inc. (c) (e)	21	$16
Fiat Chrysler Automobiles NV (c)	50	6,307
Ford Motor Co.	500	7,505
General Motors Co.	569	18,968
Las Vegas Sands Corp.	100	5,257
Target Corp.	500	40,815
		78,868
CONSUMER STAPLES - 0.7%
PepsiCo Inc.	187	17,445

ENERGY - 7.3%
Anadarko Petroleum Corp.	32	2,498
BP Plc - ADR (e)	800	31,968
Canadian Oil Sands Ltd.	263	2,130
Chevron Corp.	300	28,941

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Devon Energy Corp.	115	6,841
Exxon Mobil Corp.	109	9,069
Halcon Resources Corp. (c) (e)	62	72
Halliburton Co.	167	7,193
Occidental Petroleum Corp.	75	5,833
Royal Dutch Shell Plc - ADR	700	39,907
Schlumberger Ltd.	173	14,911
Spectra Energy Corp.	300	9,793
Total SA - ADR (e)	450	22,126
Williams Cos. Inc.	144	8,258
		189,540
FINANCIALS - 2.8%
Bank of America Corp.	428	7,285
JPMorgan Chase & Co.	286	19,352
MetLife Inc.	288	16,114
Royal Bank of Canada	113	6,892
Wells Fargo & Co.	400	22,496
		72,139
HEALTH CARE - 5.1%
Bristol-Myers Squibb Co.	107	7,120
Eli Lilly & Co.	285	23,803
Johnson & Johnson	150	14,619
Merck & Co. Inc.	422	24,013
Pfizer Inc.	1,198	40,172
Sanofi SA - ADR	450	22,289
		132,016
INDUSTRIALS - 4.0%
Boeing Co.	85	11,805
CEVA Holdings LLC (c) (f)	2	1,364
General Electric Co.	1,253	33,284
Lockheed Martin Corp.	91	16,898
Raytheon Co.	170	16,266
Republic Services Inc. - Class A	294	11,532
United Technologies Corp.	25	2,773
Waste Management Inc.	245	11,365
		105,287
INFORMATION TECHNOLOGY - 3.3%
Cisco Systems Inc.	561	15,411
First Data Holdings Inc. (f) (p) (q)	1,706	8,604
Intel Corp.	753	22,893
Microsoft Corp.	465	20,539
QUALCOMM Inc.	100	6,263
Texas Instruments Inc.	252	12,955
		86,665
MATERIALS - 7.7%
Agrium Inc. (e)	135	14,303
BASF SE	100	8,799
BHP Billiton Plc	1,045	20,546
Chemours Co.	(92)	(1,472)
Dow Chemical Co.	910	46,539
E.I. du Pont de Nemours & Co.	460	29,417
Freeport-McMoran Inc. - Class B	500	9,310
Goldcorp Inc.	345	5,588
LyondellBasell Industries NV - Class A	200	20,704
Mosaic Co.	200	9,370
Rio Tinto Plc - ADR (e)	904	37,242
South32 Ltd. (c)	1,045	1,412
		201,758
TELECOMMUNICATION SERVICES - 2.3%
AT&T Inc.	696	24,719
CenturyLink Inc.	150	4,407
Telstra Corp. Ltd.	900	4,259
Verizon Communications Inc.	468	21,804
Vodafone Group Plc	1,636	5,969
		61,158
UTILITIES - 10.1%
AGL Resources Inc.	100	4,656
American Electric Power Co. Inc.	200	10,594
Dominion Resources Inc.	300	20,074
Duke Energy Corp.	471	33,290
Dynegy Inc. (c)	248	7,264
Exelon Corp.	1,138	35,753
FirstEnergy Corp.	250	8,137
NextEra Energy Inc.	233	22,864
PG&E Corp.	680	33,378
Pinnacle West Capital Corp.	100	5,689
PPL Corp.	404	11,897
Public Service Enterprise Group Inc.	300	11,784
Sempra Energy	117	11,606
Southern Co.	783	32,790
TECO Energy Inc.	200	3,532
Xcel Energy Inc.	350	11,263
		264,571

Total Common Stocks (cost $1,098,461)		1,209,447

EQUITY LINKED STRUCTURED NOTES - 5.4%
CONSUMER DISCRETIONARY - 1.3%
Citigroup Inc. Equity Linked Note (Ford Motor Co.) (r)	365	5,542
Deutsche Bank AG Equity Linked Note (General Motors Co.) (r)	185	6,203
Goldman Sachs Group Inc. Equity Linked Note (General Motors Co.) (r)	300	10,026
Morgan Stanley Equity Linked Note (Ford Motor Co.) (r)	800	12,218
		33,989
CONSUMER STAPLES - 0.3%
Citigroup Inc. Equity Linked Note (Whole Foods Market Inc.) (r)	185	7,349

ENERGY - 1.0%
Barclays Bank Plc Equity Linked Note (Anadarko Petroleum Corp.) (r)	75	5,971
Citigroup Inc. Equity Linked Note (Cabot Oil & Gas Corp.) (r)	245	7,888
Credit Suisse AG Equity Linked Note (Baker Hughes Inc.) (r)	80	4,752
JPMorgan Chase & Co. Equity Linked Note (Andarko Petroleum Corp.) (r)	110	8,857
		27,468
FINANCIALS - 0.5%
Goldman Sachs Group Inc. Equity Linked Note (Bank of America Corp.) (r)	828	14,175

INDUSTRIALS - 0.4%
Goldman Sachs Group Inc. Equity Linked Note (General Electric Co.) (r)	400	10,654

INFORMATION TECHNOLOGY - 1.7%
Citigroup Inc. Equity Linked Note (Apple Inc.) (r)	170	21,448
Merrill Lynch International & Co. Equity Linked Note (Freescale Semiconductor Inc.) (r)	360	9,388
Merrill Lynch International & Co. Equity Linked Note (Intel Corp.) (r)	410	12,727
		43,563

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
MATERIALS - 0.2%
Wells Fargo & Co. Equity Linked Note (Freeport-McMoRan Inc.) (r)	250	4,879

Total Equity Linked Structured Notes (cost $151,655)		142,077

PREFERRED STOCKS - 2.6%
ENERGY - 0.2%
Chesapeake Energy Corp., 5.75% (m) (v)	4	2,723
Sanchez Energy Corp., 4.88% (m) (v)	50	1,431
Sanchez Energy Corp., 6.50% (m) (v)	80	2,476
		6,630
FINANCIALS - 1.2%
Bank of America Corp., 7.25%, Series L (m) (v)	12	13,200
Federal National Mortgage Association, 5.38%, (callable at 105,000 beginning 08/31/15) (c) (d) (m)	—	650
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (e) (m)	65	243
FelCor Lodging Trust Inc., 1.95%, Series A (m) (v)	60	1,480
Morgan Stanley, 6.38%, (callable at 25 beginning 10/25/24) (m)	125	3,183
Wells Fargo & Co., 7.50%, Series L (m) (v)	10	11,750
		30,506
HEALTH CARE - 0.2%
Allergan Plc, 5.50%, 03/01/18 (v)	5	5,213

INDUSTRIALS - 0.1%
CEVA Holdings LLC (c) (f)	—	50
CEVA Holdings LLC (c) (f)	2	1,293
		1,343
MATERIALS - 0.5%
Alcoa Inc., 5.38% (e)	300	11,859
ArcelorMittal, 6.00%	120	1,873
		13,732
UTILITIES - 0.4%
Dominion Resources Inc., 6.13%, Series A (v)	37	1,956
Dominion Resources Inc., 6.00%, Series B (e) (v)	37	1,965
Dominion Resources Inc., 6.38%	70	3,245
NextEra Energy Inc., 5.89% (v)	48	2,950
		10,116

Total Preferred Stocks (cost $74,104)		67,540

WARRANTS - 0.0%
Dynegy Inc. (c)	33	131

Total Warrants (cost $769)		131

CORPORATE BONDS AND NOTES - 36.5%
CONSUMER DISCRETIONARY - 5.9%
1011778 BC Unltd. Liability Corp., 6.00%, 04/01/22 (r)	$5,000	5,137
24 Hour Holdings III LLC, 8.00%, 06/01/22 (e) (r)	6,100	4,933
Academy Ltd., 9.25%, 08/01/19 (r)	1,800	1,891
Altice SA, 7.75%, 05/15/22 (r)	1,500	1,451
Argos Merger Sub Inc., 7.13%, 03/15/23 (e) (r)	2,000	2,095
Cablevision Systems Corp.
8.63%, 09/15/17	1,000	1,100
7.75%, 04/15/18 (e)	3,000	3,240
CCO Holdings LLC, 6.50%, 04/30/21	3,000	3,141
Chrysler Group LLC, 8.25%, 06/15/21	7,400	8,066
Clear Channel Communications Inc.
9.00%, 12/15/19	2,356	2,245
14.00%, 02/01/21 (e) (y)	1,133	805
9.00%, 03/01/21	16,000	14,580
Clear Channel Worldwide Holdings Inc., 7.63%, 03/15/20	4,375	4,561
CSC Holdings LLC, 6.75%, 11/15/21	5,400	5,697
Cumulus Media Holdings Inc., 7.75%, 05/01/19 (e)	2,500	2,294
DISH DBS Corp.
5.00%, 03/15/23	4,000	3,710
5.88%, 11/15/24	5,500	5,283
Dollar General Corp., 3.25%, 04/15/23	4,250	4,044
Family Tree Escrow LLC, 5.75%, 03/01/23 (r)	3,300	3,449
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23 (r)	6,800	6,665
Goodyear Tire & Rubber Co., 6.50%, 03/01/21	6,300	6,670
HD Supply Inc., 5.25%, 12/15/21 (r)	3,500	3,548
iHeartCommunications Inc., 9.00%, 09/15/22	7,300	6,616
International Game Technology Plc
6.25%, 02/15/22 (r)	4,300	4,106
6.50%, 02/15/25 (r)	4,300	3,977
KB Home
7.00%, 12/15/21	5,300	5,472
7.50%, 09/15/22 (e)	2,000	2,080
MGM Resorts International
10.00%, 11/01/16	1,500	1,628
5.25%, 03/31/20	2,500	2,519
6.75%, 10/01/20	800	846
Nielsen Finance LLC, 5.00%, 04/15/22 (r)	6,100	5,993
Numericable Group SA, 6.00%, 05/15/22 (r)	3,000	2,957
Outfront Media Capital LLC
5.25%, 02/15/22	200	203
5.63%, 02/15/24	200	205
Regal Entertainment Group, 5.75%, 03/15/22	6,000	6,067
Sirius XM Radio Inc., 6.00%, 07/15/24 (r)	4,900	4,949
Univision Communications Inc., 5.13%, 05/15/23 (r)	10,000	9,700
Visant Corp., 10.00%, 10/01/17	1,300	1,048
		152,971
CONSUMER STAPLES - 1.4%
Alliance One International Inc., 9.88%, 07/15/21 (e)	3,000	2,625
Cott Beverages Inc.
6.75%, 01/01/20 (r)	3,400	3,527
5.38%, 07/01/22 (e)	3,000	2,917
JBS USA LLC
8.25%, 02/01/20 (r)	1,700	1,802
7.25%, 06/01/21 (r)	3,500	3,688
7.25%, 06/01/21 (r)	3,700	3,899
5.88%, 07/15/24 (r)	8,500	8,553
Reynolds Group Issuer Inc.
7.88%, 08/15/19	1,400	1,458
9.88%, 08/15/19	4,100	4,305
5.75%, 10/15/20	1,900	1,948
8.25%, 02/15/21 (k)	600	623
U.S. Foods Inc., 8.50%, 06/30/19	2,500	2,606
		37,951
ENERGY - 7.8%
Alpha Natural Resources Inc., 7.50%, 08/01/20 (r)	2,300	575
American Energy Permian Holdings LLC, 8.00%, 05/01/22 (r) (v) (y)	1,500	750
American Energy Woodford LLC, 12.00%, 12/30/20 (e) (r)	3,499	2,449

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Antero Resources Corp., 5.13%, 12/01/22	3,000	2,835
Arch Coal Inc.
7.00%, 06/15/19	2,500	363
7.25%, 06/15/21	2,800	392
Bill Barrett Corp.
7.63%, 10/01/19 (e)	3,000	2,865
7.00%, 10/15/22 (e)	5,000	4,525
California Resources Corp.
5.50%, 09/15/21 (e)	4,200	3,638
6.00%, 11/15/24 (e)	2,500	2,147
CGG SA, 6.88%, 01/15/22 (e)	5,000	4,150
Chesapeake Energy Corp.
6.50%, 08/15/17 (e)	3,800	3,890
7.25%, 12/15/18	5,000	5,150
5.75%, 03/15/23 (e)	3,500	3,168
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21 (e)	3,200	2,656
Cobalt International Energy Inc., 3.13%, 05/15/24 (v)	20,000	14,512
CONSOL Energy Inc., 5.88%, 04/15/22	8,100	6,878
Denbury Resources Inc., 5.50%, 05/01/22 (e)	4,800	4,284
El Paso LLC, 7.75%, 01/15/32	1,000	1,143
Energy Transfer Equity LP, 5.50%, 06/01/27	5,000	4,962
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17 (e)	8,000	4,180
7.75%, 06/15/19 (e)	3,250	1,186
11.00%, 03/15/20 (e) (r)	2,200	1,931
6.88%, 03/15/24 (e)	8,400	2,730
EnQuest Plc, 7.00%, 04/15/22 (r)	6,200	4,898
Halcon Resources Corp.
9.75%, 07/15/20 (e)	7,000	4,708
9.25%, 02/15/22 (e)	2,900	1,878
Kinder Morgan Inc., 5.63%, 11/15/23 (r)	3,300	3,506
Linn Energy LLC
6.50%, 05/15/19	5,250	4,239
8.63%, 04/15/20	3,300	2,707
7.75%, 02/01/21	2,000	1,555
Magnum Hunter Resources Corp., 9.75%, 05/15/20 (e)	2,500	2,238
Memorial Production Partners LP, 6.88%, 08/01/22	5,000	4,523
Midstates Petroleum Co. Inc., 10.75%, 10/01/20 (e)	1,600	672
NGL Energy Partners LP
5.13%, 07/15/19	1,500	1,496
6.88%, 10/15/21	6,400	6,656
NGPL PipeCo LLC, 7.12%, 12/15/17 (r)	4,000	4,100
Niska Gas Storage Canada ULC, 6.50%, 04/01/19	700	658
Offshore Group Investment Ltd., 7.50%, 11/01/19	3,000	1,845
Peabody Energy Corp.
6.25%, 11/15/21 (e)	3,000	960
10.00%, 03/15/22 (e) (r)	7,500	4,631
Penn Virginia Corp., 8.50%, 05/01/20 (e)	2,500	2,244
PetroQuest Energy Inc., 10.00%, 09/01/17	5,000	4,700
Rex Energy Corp.
8.88%, 12/01/20 (e)	3,000	2,700
6.25%, 08/01/22	5,000	3,950
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (k)	7,500	7,650
6.25%, 03/15/22	7,500	7,762
5.75%, 05/15/24	4,300	4,284
Sabine Pass LNG LP
7.50%, 11/30/16	2,500	2,631
6.50%, 11/01/20 (e)	2,500	2,588
Sanchez Energy Corp.
7.75%, 06/15/21 (e)	5,500	5,472
6.13%, 01/15/23 (e)	3,100	2,775
SandRidge Energy Inc.
8.75%, 01/15/20	2,000	1,000
7.50%, 03/15/21 (e)	4,400	1,936
7.50%, 02/15/23 (e)	1,800	761
Stone Energy Corp., 7.50%, 11/15/22	6,132	5,335
Ultra Petroleum Corp., 6.13%, 10/01/24 (r)	5,800	5,089
W&T Offshore Inc., 8.50%, 06/15/19	8,000	5,627
Williams Cos. Inc., 3.70%, 01/15/23	4,500	4,185
		203,318
FINANCIALS - 5.1%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	3,200	3,328
Antero Resources Finance Corp., 5.38%, 11/01/21	1,800	1,746
Bank of America Corp.
6.10% (callable at 100 beginning 03/17/25) (m)	4,000	3,950
8.12% (callable at 100 beginning 05/15/18) (e) (m)	1,000	1,061
CIT Group Inc., 5.00%, 08/01/23 (e)	2,000	1,970
Citigroup Inc.
5.87% (callable at 100 beginning 03/27/20) (m)	10,000	10,022
5.90% (callable at 100 beginning 02/15/23) (e) (m)	6,500	6,402
5.95% (callable at 100 beginning 01/30/23) (m)	7,000	6,895
6.30% (callable at 100 beginning 05/15/24) (m)	10,600	10,348
International Lease Finance Corp.
8.75%, 03/15/17 (k)	2,000	2,188
8.88%, 09/01/17	4,700	5,252
iStar Financial Inc., 5.00%, 07/01/19	6,000	5,918
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (m)	12,000	11,745
5.15% (callable at 100 beginning 05/01/23) (m)	2,000	1,903
6.10% (callable at 100 beginning 10/01/24) (m)	10,000	10,035
7.90% (callable at 100 beginning 04/30/18) (m)	11,500	12,164
Morgan Stanley, 5.55%, (callable at 100 beginning 07/15/20) (m)	2,500	2,482
NRG Yield Operating LLC, 5.38%, 08/15/24 (r)	3,300	3,325
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (r)	5,000	5,213
7.25%, 12/15/21 (r)	5,000	5,175
Royal Bank of Scotland Group Plc, 5.13%, 05/28/24	5,200	5,187
Stena AB, 7.00%, 02/01/24 (r)	900	869
Stena International SA, 5.75%, 03/01/24 (r)	5,800	5,394
Volkswagen International Finance NV, 5.50%, 11/09/15 (r) (v), EUR	5,000	6,891
Wells Fargo & Co., 5.90%, (callable at 100 beginning 06/15/24) (m)	4,700	4,712
		134,175
HEALTH CARE - 3.3%
Community Health Systems Inc.
5.13%, 08/01/21	800	815
6.88%, 02/01/22	2,000	2,113
DaVita HealthCare Partners Inc., 5.13%, 07/15/24	3,600	3,539
HCA Inc.
7.50%, 02/15/22	4,100	4,705
4.75%, 05/01/23	2,500	2,531

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
5.88%, 05/01/23 (e)	7,500	7,969
5.00%, 03/15/24	7,000	7,123
5.25%, 04/15/25	3,000	3,107
Tenet Healthcare Corp.
5.00%, 03/01/19 (r)	1,300	1,300
5.50%, 03/01/19 (r)	4,500	4,539
8.00%, 08/01/20	3,404	3,544
4.38%, 10/01/21	9,500	9,286
8.13%, 04/01/22	7,500	8,213
THC Escrow Corp. II, 6.75%, 06/15/23 (r)	5,500	5,613
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (r)	3,600	3,791
7.50%, 07/15/21 (r)	3,900	4,217
5.63%, 12/01/21 (r)	2,100	2,158
VRX Escrow Corp.
5.88%, 05/15/23 (r)	6,200	6,347
6.13%, 04/15/25 (r)	4,700	4,841
		85,751
INDUSTRIALS - 2.4%
Abengoa Greenfield SA, 6.50%, 10/01/19 (e) (r)	5,000	4,650
ADT Corp., 4.13%, 06/15/23 (e)	2,200	2,046
Algeco Scotsman Global Finance Plc, 8.50%, 10/15/18 (e) (r)	2,500	2,413
Belden Inc., 5.50%, 09/01/22 (r)	5,000	4,963
Bombardier Inc.
6.00%, 10/15/22 (e) (r)	5,000	4,438
6.13%, 01/15/23 (e) (r)	5,600	4,970
7.50%, 03/15/25 (e) (r)	4,700	4,265
BWAY Holding Co., 9.13%, 08/15/21 (r)	5,000	5,150
CHC Helicopter SA, 9.25%, 10/15/20 (e)	3,150	2,292
Hertz Corp., 6.75%, 04/15/19	1,100	1,135
Jaguar Holding Co. I, 9.38%, 10/15/17 (r) (y)	3,100	3,166
Navistar International Corp., 8.25%, 11/01/21 (e)	3,000	2,850
TransDigm Inc.
6.00%, 07/15/22	2,700	2,666
6.50%, 07/15/24	2,700	2,666
United Rentals North America Inc., 5.75%, 11/15/24	5,500	5,417
XPO Logistics Inc., 6.50%, 06/15/22 (r)	10,000	9,787
		62,874
INFORMATION TECHNOLOGY - 2.1%
BMC Software Finance Inc., 8.13%, 07/15/21 (r)	6,000	4,860
Boxer Parent Co. Inc., 9.00%, 10/15/19 (e) (r) (y)	2,000	1,420
CommScope Holding Co. Inc., 6.63%, 06/01/20 (e) (r) (y)	2,200	2,283
CommScope Inc., 5.50%, 06/15/24 (r)	5,000	4,862
First Data Corp.
8.25%, 01/15/21 (r)	15,914	16,789
12.63%, 01/15/21	11,000	12,705
8.75%, 01/15/22 (e) (r) (y)	3,198	3,400
Freescale Semiconductor Inc., 10.75%, 08/01/20	4,971	5,257
NCR Corp., 6.38%, 12/15/23	2,000	2,120
		53,696
MATERIALS - 2.0%
Ardagh Packaging Finance Plc
6.25%, 01/31/19 (e) (r)	1,400	1,425
6.75%, 01/31/21 (e) (r)	1,500	1,534
6.00%, 06/30/21 (e) (r)	5,000	5,012
Cemex Finance LLC
9.38%, 10/12/22 (r)	1,800	2,005
6.00%, 04/01/24 (r)	3,000	2,969
Cemex SAB de CV
5.88%, 03/25/19 (e) (r)	2,000	2,049
7.25%, 01/15/21 (r)	6,000	6,331
Consolidated Minerals Ltd., 8.00%, 05/15/20 (e) (r)	2,000	1,580
First Quantum Minerals Ltd.
6.75%, 02/15/20 (e) (r)	2,070	2,003
7.00%, 02/15/21 (r)	2,070	1,979
7.25%, 05/15/22 (r)	4,000	3,820
FMG Resources August 2006 Pty Ltd., 9.75%, 03/01/22 (e) (r)	14,000	14,455
Kerling Plc, 10.63%, 02/01/17 (e) (r), EUR	3,600	4,104
Platform Specialty Products Corp., 6.50%, 02/01/22 (r)	3,000	3,098
		52,364
TELECOMMUNICATION SERVICES - 4.4%
Consolidated Communications Inc., 6.50%, 10/01/22 (r)	5,000	4,819
Frontier Communications Corp.
8.50%, 04/15/20	600	627
9.25%, 07/01/21	3,000	3,143
7.13%, 01/15/23	1,900	1,686
Inmarsat Finance Plc, 4.88%, 05/15/22 (r)	5,000	4,825
Intelsat Jackson Holdings SA, 5.50%, 08/01/23 (e)	6,000	5,310
Sprint Corp.
7.88%, 09/15/23	9,400	9,165
7.13%, 06/15/24	5,500	5,102
7.63%, 02/15/25	10,000	9,425
Sprint Nextel Corp.
8.38%, 08/15/17	90	97
9.00%, 11/15/18 (r)	7,500	8,469
7.00%, 08/15/20	5,000	4,963
11.50%, 11/15/21	7,500	8,831
T-Mobile USA Inc.
6.54%, 04/28/20	6,700	7,015
6.00%, 03/01/23	10,000	10,238
6.63%, 04/01/23	7,500	7,791
Telecom Italia SpA, 5.30%, 05/30/24 (r)	5,000	4,981
Verizon Communications Inc., 5.15%, 09/15/23	3,400	3,725
Virgin Media Secured Finance Plc, 5.50%, 01/15/25 (e) (r)	9,000	9,034
Wind Acquisition Finance SA, 7.38%, 04/23/21 (r)	5,000	5,056
		114,302
UTILITIES - 2.1%
AES Corp.
4.88%, 05/15/23	1,000	940
5.50%, 03/15/24	2,500	2,421
Calpine Corp.
5.38%, 01/15/23 (e)	7,000	6,878
7.88%, 01/15/23 (r)	2,096	2,264
5.75%, 01/15/25	6,500	6,321
Dynegy Inc.
6.75%, 11/01/19 (r)	15,000	15,607
7.38%, 11/01/22 (r)	10,000	10,475
InterGen NV, 7.00%, 06/30/23 (r)	10,000	8,900
		53,806

Total Corporate Bonds and Notes (cost $991,342)		951,208

OTHER EQUITY INTERESTS - 0.0%
General Motors Co. (c) (f) (p) (q) (u) (v)	100	1

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
SuperMedia Inc. Escrow Litigation Trust (c) (f) (p) (q) (u)	868	—

Total Other Equity Interests (cost $14)		1

VARIABLE RATE SENIOR LOAN INTERESTS - 2.3% (i)
CONSUMER DISCRETIONARY - 0.7%
iHeartCommunications Inc. Term Loan, 6.94%, 01/30/19	$20,000	18,441

CONSUMER STAPLES - 0.2%
U.S. Foods Inc. Term Loan, 4.50%, 03/31/19	4,900	4,904

ENERGY - 0.6%
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21	7,406	6,023
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/24/20	7,500	5,728
NGPL PipeCo LLC Term Loan, 6.75%, 09/15/17	4,407	4,207
		15,958
INDUSTRIALS - 0.3%
CEVA Group Plc Term Loan
6.50%, 03/12/21	1,355	1,265
6.50%, 03/12/21	1,946	1,816
CEVA Logisitics Term Loan
6.50%, 03/18/21	1,411	1,317
6.50%, 03/18/21	243	227
Navistar International Corp. Term Loan B, 5.75%, 08/15/17	2,488	2,489
		7,114
INFORMATION TECHNOLOGY - 0.5%
First Data Corp. Extended Term Loan, 3.68%, 03/24/18	9,123	9,086
SRA International Inc. Term Loan, 6.50%, 07/07/18	3,735	3,739
		12,825

Total Variable Rate Senior Loan Interests (cost $63,262)		59,242

SHORT TERM INVESTMENTS - 13.2%
Investment Companies - 4.8%
JNL Money Market Fund, 0.01% (a) (h)	125,583	125,583

Securities Lending Collateral - 8.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	219,388	219,388

Total Short Term Investments (cost $344,971)		344,971

Total Investments - 106.3% (cost $2,724,578)		2,774,617
Other Assets and Liabilities, Net - (6.3%)		(164,510)
Total Net Assets - 100.0%		$2,610,107

Portfolio Composition:	Percentage of Total Investments
Energy	16.0%
Utilities	11.8
Consumer Discretionary	10.2
Materials	9.9
Financials	9.1
Health Care	8.0
Information Technology	7.1
Industrials	6.8
Telecommunication Services	6.3
Consumer Staples	2.4
Short Term Investments	12.4
Total Investments	100.0%

JNL/Franklin Templeton International Small Cap Growth Fund

	Shares/Par (t)	Value
COMMON STOCKS - 93.5%
AUSTRIA - 0.3%
Wienerberger AG	87	$1,376

BELGIUM - 2.0%
Barco NV	21	1,335
BHF Kleinwort Benson Group (c)	1,715	8,392
Ontex Group NV	33	993
		10,720
BERMUDA - 2.8%
Arch Capital Group Ltd. (c)	185	12,368
Axis Capital Holdings Ltd.	46	2,450
		14,818
BRAZIL - 0.3%
Cia de Saneamento de Minas Gerais	11	48
Grendene SA	179	974
Tupy SA	130	665
		1,687
CANADA - 6.8%
AGF Management Ltd. (e)	129	604
Badger Daylighting Ltd. (e)	45	946
Canaccord Genuity Group Inc.	115	714
Dorel Industries Inc.	47	1,246
Enerflex Ltd.	84	907
Ensign Energy Services Inc.	57	560
Fairfax Financial Holdings Ltd.	30	14,744
Fairfax India Holdings Corp. (c)	709	8,044
Genworth MI Canada Inc. (e)	51	1,339
HudBay Minerals Inc.	214	1,780
Laurentian Bank of Canada	27	1,048
Major Drilling Group International Inc.	257	1,288
Mullen Group Ltd. (e)	95	1,554
Precision Drilling Corp.	177	1,192
		35,966
CHINA - 1.2%
AAC Technologies Holdings Inc. (e)	262	1,477
China ZhengTong Auto Services Holdings Ltd.	2,273	1,478
Kingdee International Software Group Co. Ltd. (e)	4,930	2,932
SinoMedia Holding Ltd. (e)	1,135	656
		6,543
DENMARK - 1.2%
ISS A/S	197	6,475

FINLAND - 4.8%
Amer Sports Oyj - Class A	151	4,012
Huhtamaki Oyj	111	3,425
Uponor Oyj (e)	658	9,910
Valmet Corp.	735	8,267
		25,614
FRANCE - 3.4%
Beneteau SA	701	11,952
Euler Hermes SA (e)	61	6,121
IPSOS	5	140
		18,213

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
GERMANY - 1.9%
Gerresheimer AG	49	3,042
Kloeckner & Co. SE (e)	190	1,720
Leoni AG (e)	26	1,625
Rational AG	8	2,997
Stabilus SA (c)	12	519
		9,903
HONG KONG - 3.2%
EVA Precision Industrial Holdings Ltd.	4,472	1,315
Goldpac Group Ltd.	1,060	676
Luk Fook Holdings International Ltd. (e)	475	1,399
Shenguan Holdings Group Ltd.	2,678	687
Sitoy Group Holdings Ltd.	1,458	969
Stella International Holdings Ltd.	544	1,298
Techtronic Industries Co.	1,061	3,469
Value Partners Group Ltd.	1,884	2,967
VTech Holdings Ltd. (e)	231	3,064
Yingde Gases	1,254	863
		16,707
INDIA - 0.1%
Jain Irrigation Systems Ltd.	514	539

IRELAND - 9.0%
C&C Group Plc	2,538	9,949
Dalata Hotel Group Plc (c)	1,109	4,449
Grafton Group Plc	1,246	15,192
Green REIT plc (e)	4,909	8,023
Irish Continental Group Plc	1,483	6,515
Irish Residential Properties REIT Plc	3,000	3,713
		47,841
ITALY - 2.9%
Amplifon SpA (e)	120	933
Azimut Holding SpA	9	256
MARR SpA	48	860
Prysmian SpA	542	11,719
Sorin SpA (c)	597	1,672
		15,440
JAPAN - 8.5%
Aderans Holdings Co. Ltd.	801	6,916
Asahi Co. Ltd.	85	893
Asatsu-DK Inc.	240	5,683
Asics Corp.	143	3,699
Capcom Co. Ltd.	42	803
Daibiru Corp.	101	930
Descente Ltd.	120	1,801
en-japan Inc.	4	72
Keihin Corp.	76	1,086
Kobayashi Pharmaceutical Co. Ltd.	53	3,620
Koshidaka Holdings Co. Ltd.	4	113
KYB Co. Ltd.	262	907
Meitec Corp.	77	2,867
Nachi-Fujikoshi Corp.	97	572
Nissin Kogyo Co. Ltd.	5	87
Sankyo Co. Ltd.	119	4,220
Shinko Plantech Co. Ltd.	88	777
Square Enix Holdings Co. Ltd.	85	1,881
Sumitomo Rubber Industries Inc.	175	2,711
Tokai Rika Co. Ltd.	40	997
Tsugami Corp. (e)	157	864
Tsumura & Co.	107	2,300
Unipres Corp.	76	1,585
		45,384
LUXEMBOURG - 0.3%
Grand City Properties SA (e)	102	1,765

NETHERLANDS - 6.6%
Aalberts Industries NV	105	3,126
Accell Group	68	1,274
Arcadis NV	108	2,958
Beter Bed Holding NV	48	1,203
Sligro Food Group NV	271	9,765
TNT NV	1,784	15,154
USG People NV	87	1,291
		34,771
NORWAY - 0.8%
Ekornes ASA	99	1,194
Schibsted ASA - Series B (c) (e)	33	989
Schibsted ASA (e)	33	1,013
Tomra Systems ASA	118	1,079
		4,275
PHILIPPINES - 0.6%
Metropolitan Bank & Trust Co.	380	792
Vista Land & Lifescapes Inc.	15,185	2,138
		2,930
SINGAPORE - 2.2%
ARA Asset Management Ltd.	5,612	7,292
Straits Trading Co. Ltd.	2,185	4,575
		11,867
SOUTH KOREA - 2.8%
Binggrae Co. Ltd.	16	1,211
BNK Financial Group Inc.	189	2,406
DGB Financial Group Inc.	248	2,592
Halla Visteon Climate Control Corp.	56	1,922
Hyundai Mipo Dockyard Co. Ltd. (c)	13	762
KIWOOM Securities Co. Ltd.	11	741
Korea Investment Holdings Co. Ltd.	29	1,644
Sindoh Co. Ltd.	25	1,457
Youngone Corp.	41	2,015
		14,750
SPAIN - 2.7%
Construcciones y Auxiliar de Ferrocarriles SA (e)	5	1,341
Lar Espana Real Estate Socimi SA	433	4,784
Melia Hotels International SA (e)	63	829
Tecnicas Reunidas SA	35	1,817
Zardoya Otis SA (e)	483	5,267
		14,038
SWEDEN - 0.5%
Bulten AB (e)	79	781
Duni AB	87	1,181
Oriflame Holding AG (c) (e)	54	879
		2,841
SWITZERLAND - 1.0%
Logitech International SA (e)	39	575
Panalpina Welttransport Holding AG	18	2,327
Vontobel Holding AG	47	2,161
		5,063
TAIWAN - 1.3%
D-Link Corp.	1,544	645
Giant Manufacturing Co. Ltd.	263	2,226
Simplo Technology Co. Ltd.	556	2,572
Tripod Technology Corp.	778	1,387
		6,830
THAILAND - 0.1%
LPN Development PCL	1,260	655

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
UNITED KINGDOM - 22.9%
Alent Plc	2,219	12,834
Bellway Plc	34	1,278
Berendsen Plc	71	1,138
Bovis Homes Group Plc	53	935
Carpetright Plc (c)	1,007	9,635
Clarkson Plc	49	2,107
Debenhams Plc	1,362	1,909
Devro Plc	313	1,488
Dignity Plc	28	934
Foxtons Group Plc	499	1,858
Greggs Plc	205	3,802
Headlam Group Plc	1,365	9,906
Keller Group Plc	127	2,045
Kennedy Wilson Europe Real Estate Plc	883	15,763
Laird Plc	229	1,325
Man Group Plc	1,044	2,573
Michael Page International Plc	1,778	15,205
Morgan Sindall Group Plc	443	5,746
Oxford Instruments Plc	119	1,817
Serco Group Plc	2,797	5,186
SIG Plc	960	3,024
Sthree Plc	987	5,813
United Business Media Ltd.	271	2,278
Vectura Group Plc (c)	339	958
Vesuvius Plc	1,846	12,304
		121,861
UNITED STATES OF AMERICA - 3.3%
Flextronics International Ltd. (c)	145	1,639
RenaissanceRe Holdings Ltd.	134	13,572
Steiner Leisure Ltd. (c)	47	2,527
		17,738

Total Common Stocks (cost $461,074)		496,610

PREFERRED STOCKS - 0.4%

BRAZIL - 0.2%
Alpargatas SA	299	793

GERMANY - 0.2%
Draegerwerk AG & Co. KGaA	12	1,318

Total Preferred Stocks (cost $2,366)		2,111

RIGHTS - 0.0%

ITALY - 0.0%
Sorin SpA (c) (f)	—	—

SPAIN - 0.0%
Zardoya Otis SA (c) (e)	483	210

Total Rights (cost $218)		210

INVESTMENT COMPANIES - 1.3%
iShares MSCI EAFE ETF	48	3,073
iShares MSCI EAFE Small-Cap ETF (e)	76	3,883

Total Investment Companies (cost $7,189)		6,956

SHORT TERM INVESTMENTS - 8.3%

Investment Companies - 4.5%
JNL Money Market Fund, 0.01% (a) (h)	23,918	23,918

Securities Lending Collateral - 3.8%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	20,340	20,340

Total Short Term Investments (cost $44,258)		44,258

Total Investments - 103.5% (cost $515,105)		550,145
Other Assets and Liabilities, Net - (3.5%)		(18,709)
Total Net Assets - 100.0%		$531,436

Portfolio Composition:	Percentage of Total Investments
Industrials	29.2%
Financials	24.1
Consumer Discretionary	18.7
Consumer Staples	7.3
Materials	4.5
Information Technology	3.8
Health Care	1.9
Energy	1.2
Investment Companies	1.3
Short Term Investments	8.0
Total Investments	100.0%

JNL/Franklin Templeton Mutual Shares Fund

	Shares/Par (t)	Value
COMMON STOCKS - 88.1%
CONSUMER DISCRETIONARY - 11.5%
CBS Corp. - Class B	282	$15,648
Cengage Learning Holdings II LP	53	1,463
DIRECTV (c)	211	19,603
General Motors Co.	524	17,459
Macy’s Inc.	143	9,656
Office Depot Inc. (c)	448	3,879
Reed Elsevier Plc	959	15,579
Time Warner Cable Inc.	149	26,579
Time Warner Inc.	115	10,035
Tribune Media Co. - Class A	4	202
Tribune Publishing Co.	9	142
Twenty-First Century Fox Inc. - Class B	719	23,180
		143,425
CONSUMER STAPLES - 9.0%
Altria Group Inc.	273	13,331
Avon Products Inc. (e)	331	2,073
British American Tobacco Plc	368	19,817
CVS Health Corp.	125	13,148
Energizer Holdings Inc.	53	6,947
Imperial Tobacco Group Plc	287	13,846
Kroger Co.	164	11,881
PepsiCo Inc.	162	15,163
Philip Morris International Inc.	77	6,164
Reynolds American Inc.	141	10,493
		112,863
ENERGY - 7.6%
Anadarko Petroleum Corp.	76	5,965
Apache Corp.	219	12,609
Baker Hughes Inc.	234	14,462
BG Group Plc	483	8,044
BP Plc	1,283	8,514
CONSOL Energy Inc.	196	4,262
Marathon Oil Corp.	484	12,838
Murphy Oil Corp.	131	5,451
Royal Dutch Shell Plc - Class A (e)	556	15,810

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Whiting Petroleum Corp. (c)	188	6,308
		94,263
FINANCIALS - 20.9%
ACE Ltd.	165	16,742
Alexander’s Inc. (e)	8	3,279
Alleghany Corp. (c)	32	14,854
Allstate Corp.	201	13,041
Ally Financial Inc. (c)	257	5,764
American International Group Inc.	429	26,539
Barclays Plc	2,860	11,721
CIT Group Inc.	273	12,698
Citigroup Inc.	280	15,463
Citizens Financial Group Inc.	437	11,937
Columbia Banking System Inc.	63	2,059
FCB Financial Holdings Inc. - Class A (c)	41	1,293
Forestar Group Inc. (c) (e)	37	487
Guaranty Bancorp	10	160
ING Groep NV - CVA	400	6,636
JPMorgan Chase & Co.	300	20,315
KB Financial Group Inc.	88	2,909
MetLife Inc.	301	16,847
PNC Financial Services Group Inc.	290	27,748
Societe Generale SA - Class A (e)	40	1,900
SunTrust Banks Inc.	250	10,772
Wells Fargo & Co.	175	9,824
White Mountains Insurance Group Ltd.	17	11,223
XL Group Plc	426	15,842
		260,053
HEALTH CARE - 14.4%
CIGNA Corp.	40	6,474
Eli Lilly & Co.	335	27,974
Hospira Inc. (c)	207	18,394
Medtronic Plc	459	34,003
Merck & Co. Inc.	625	35,608
Stryker Corp.	173	16,510
Teva Pharmaceutical Industries Ltd. - ADR	419	24,782
Walgreens Boots Alliance Inc.	193	16,302
		180,047
INDUSTRIALS - 4.3%
A P Moller - Maersk A/S - Class B	8	13,777
B/E Aerospace Inc.	112	6,143
Caterpillar Inc.	159	13,491
CNH Industrial NV	764	6,972
Federal Signal Corp.	96	1,425
Huntington Ingalls Industries Inc.	87	9,760
KLX Inc. (c)	56	2,469
		54,037
INFORMATION TECHNOLOGY - 13.3%
Altera Corp.	93	4,773
Apple Inc.	197	24,720
CA Inc.	416	12,180
Cisco Systems Inc.	666	18,296
Hewlett-Packard Co.	418	12,546
Microsoft Corp.	789	34,853
Nokia Oyj (e)	1,026	6,997
Nokia Oyj - ADR	823	5,638
Samsung Electronics Co. Ltd.	10	11,265
Symantec Corp.	854	19,849
Xerox Corp.	1,337	14,225
		165,342
MATERIALS - 4.4%
Freeport-McMoran Inc. - Class B	495	9,212
Holcim Ltd.	125	9,221
International Paper Co.	334	15,892
MeadWestvaco Corp.	274	12,948
ThyssenKrupp AG	302	7,851
		55,124
TELECOMMUNICATION SERVICES - 2.0%
Koninklijke KPN NV	2,262	8,672
Vodafone Group Plc	4,421	16,126
		24,798
UTILITIES - 0.7%
NRG Energy Inc.	371	8,482

Total Common Stocks (cost $903,575)		1,098,434

PREFERRED STOCKS - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Volkswagen AG	35	8,211

Total Preferred Stocks (cost $9,190)		8,211

CORPORATE BONDS AND NOTES - 1.8%
CONSUMER DISCRETIONARY - 0.6%
Clear Channel Communications Inc., 9.00%, 12/15/19	$7,449	7,099

ENERGY - 0.3%
NGPL PipeCo LLC, 9.63%, 06/01/19 (r)	2,922	2,958
Samson Investment Co., 9.75%, 02/15/20	4,131	237
Walter Energy Inc.
9.50%, 10/15/19 (r)	1,503	812
11.00%, 04/01/20 (r) (y)	1,315	66
		4,073
FINANCIALS - 0.0%
Tropicana Entertainment LLC, 0.00%, 12/15/14 (c) (d) (f) (q)	1,130	—

INFORMATION TECHNOLOGY - 0.7%
Avaya Inc.
7.00%, 04/01/19 (r)	2,435	2,380
10.50%, 03/01/21 (r)	8,466	6,985
		9,365
UTILITIES - 0.2%
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (c) (d) (r)	4,182	2,551

Total Corporate Bonds and Notes (cost $27,573)		23,088

GOVERNMENT AND AGENCY OBLIGATIONS - 0.2%
GOVERNMENT SECURITIES - 0.2%

Municipals - 0.2%
Commonwealth of Puerto Rico, 8.00%, 07/01/35	4,758	3,212

Total Government and Agency Obligations (cost $4,112)		3,212

OTHER EQUITY INTERESTS - 0.3%
Lehman Brothers Holdings Inc. Bankruptcy Claims (c) (u)	27,190	3,589
Tribune Co. Litigation Interests (c) (f) (q) (u)	67	—

Total Other Equity Interests (cost $4,700)		3,589

VARIABLE RATE SENIOR LOAN INTERESTS - 2.4% (i)
CONSUMER DISCRETIONARY - 1.5%
Caesars Entertainment Corp. Term Loan, 9.75%, 01/28/18 (c) (d)	$2,238	1,945

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Caesars Entertainment Operating Co. 1st Lien Term Loan B
5.95%, 01/28/18 (c) (d)	618	548
6.99%, 01/28/18 (c) (d)	2,947	2,636
Cengage Learning Acquisitions Inc. Term Loan, 8.25%, 02/20/20	317	317
Clear Channel Communications Inc. Term Loan
6.94%, 01/29/16	4,339	4,001
7.69%, 07/30/19	1,395	1,302
JC Penney Corp. Inc. Term Loan, 6.00%, 05/22/18	2,833	2,825
Toys R Us Term Loan
8.25%, 10/15/19	616	615
9.75%, 03/15/20	5,173	4,839
		19,028
ENERGY - 0.1%
NGPL PipeCo LLC Term Loan, 6.75%, 09/15/17	153	146
Walter Energy Inc. Term Loan, 7.25%, 04/01/18	2,707	1,448
		1,594
INFORMATION TECHNOLOGY - 0.2%
Avaya Inc. Term Loan B-3, 4.69%, 10/26/17	2,394	2,374
Avaya Inc. Term Loan B-6, 6.50%, 03/31/18	584	580
		2,954
UTILITIES - 0.6%
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.67%, 10/10/17 (c) (d)	11,682	6,697

Total Variable Rate Senior Loan Interests (cost $34,821)		30,273

SHORT TERM INVESTMENTS - 7.5%

Investment Companies - 7.2%
JNL Money Market Fund, 0.01% (a) (h)	89,300	89,300

Securities Lending Collateral - 0.3%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	3,342	3,342

Total Short Term Investments (cost $92,642)		92,642

Total Investments - 101.0% (cost $1,076,613)		1,259,449
Other Assets and Liabilities, Net - (1.0%)		(12,822)
Total Net Assets - 100.0%		$1,246,627

Portfolio Composition:	Percentage of Total Investments
Financials	20.9%
Health Care	14.3
Consumer Discretionary	14.1
Information Technology	14.1
Consumer Staples	9.0
Energy	7.9
Materials	4.4
Industrials	4.3
Telecommunication Services	2.0
Utilities	1.4
Government Securities	0.2
Short Term Investments	7.4
Total Investments	100.0%

JNL/Franklin Templeton Small Cap Value Fund

	Shares/Par (t)	Value
COMMON STOCKS - 93.0%
CONSUMER DISCRETIONARY - 17.2%
BRP Inc. (c)	645	$15,070
Brunswick Corp.	161	8,163
Caleres Inc.	365	11,587
Cato Corp. - Class A	274	10,605
Crocs Inc. (c)	787	11,578
Drew Industries Inc.	184	10,647
Genesco Inc. (c)	127	8,392
Gentex Corp.	759	12,469
Group 1 Automotive Inc.	141	12,825
Helen of Troy Ltd. (c)	16	1,589
Hillenbrand Inc.	285	8,743
Hooker Furniture Corp.	40	997
La-Z-Boy Inc.	721	18,991
M/I Homes Inc. (c) (e)	372	9,175
Men’s Wearhouse Inc.	300	19,240
Pep Boys-Manny Moe & Jack (c)	1,157	14,196
Thor Industries Inc. (e)	249	14,014
West Marine Inc. (c)	406	3,915
Winnebago Industries Inc. (e)	248	5,845
		198,041
CONSUMER STAPLES - 3.0%
GrainCorp Ltd. - Class A (e)	1,050	6,913
Maple Leaf Foods Inc.	1,442	27,345
		34,258
ENERGY - 5.8%
Bristow Group Inc.	192	10,255
Energen Corp.	133	9,104
Helix Energy Solutions Group Inc. (c)	378	4,775
Hunting Plc	1,058	10,142
Oil States International Inc. (c)	259	9,639
Rowan Cos. Plc - Class A	542	11,446
Unit Corp. (c)	435	11,792
		67,153
FINANCIALS - 15.6%
Arthur J Gallagher & Co.	86	4,044
Aspen Insurance Holdings Ltd.	442	21,162
Chemical Financial Corp.	564	18,633
EverBank Financial Corp.	1,068	20,978
Excel Trust Inc.	396	6,247
Hanover Insurance Group Inc.	279	20,654
HCC Insurance Holdings Inc.	117	9,013
LTC Properties Inc.	340	14,161
Montpelier Re Holdings Ltd.	185	7,319
OFG Bancorp (e)	155	1,654
Old Republic International Corp.	623	9,738
Peoples Bancorp Inc.	171	3,982
StanCorp Financial Group Inc.	355	26,849
TrustCo Bank Corp.	892	6,271
Validus Holdings Ltd.	191	8,404
		179,109
HEALTH CARE - 6.9%
Gerresheimer AG	366	22,784
Hill-Rom Holdings Inc.	290	15,756
Invacare Corp.	296	6,398
STERIS Corp. (e)	322	20,745
Teleflex Inc.	102	13,870
		79,553

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
INDUSTRIALS - 25.8%
AAR Corp.	799	25,477
Apogee Enterprises Inc.	67	3,530
Astec Industries Inc.	553	23,131
Carlisle Cos. Inc.	160	16,039
EMCOR Group Inc.	515	24,587
EnerSys Inc.	318	22,317
EnPro Industries Inc.	93	5,344
Franklin Electric Co. Inc.	270	8,713
Genesee & Wyoming Inc. - Class A (c)	42	3,162
Gibraltar Industries Inc. (c)	381	7,763
Granite Construction Inc.	478	16,984
Griffon Corp. (e)	74	1,184
Kennametal Inc.	169	5,766
Lincoln Electric Holdings Inc.	88	5,377
Lindsay Corp. (e)	102	8,948
McGrath RentCorp	373	11,347
MSA Safety Inc.	294	14,281
Mueller Industries Inc.	540	18,756
Powell Industries Inc.	75	2,626
Regal-Beloit Corp.	343	24,862
Simpson Manufacturing Co. Inc.	278	9,459
Universal Forest Products Inc.	425	22,113
Wabash National Corp. (c)	1,107	13,887
Watts Water Technologies Inc. - Class A	33	1,711
		297,364
INFORMATION TECHNOLOGY - 2.7%
Cohu Inc.	390	5,160
Ingram Micro Inc. - Class A (c)	241	6,022
MKS Instruments Inc.	302	11,473
Rofin-Sinar Technologies Inc. (c)	308	8,501
		31,156
MATERIALS - 14.8%
A. Schulman Inc.	509	22,258
Allegheny Technologies Inc.	189	5,699
AptarGroup Inc.	51	3,271
Axiall Corp.	778	28,040
Cabot Corp.	37	1,391
Carpenter Technology Corp.	471	18,203
HB Fuller Co.	586	23,795
Minerals Technologies Inc.	266	18,136
RPM International Inc.	279	13,658
Sensient Technologies Corp.	340	23,241
Stepan Co.	232	12,575
		170,267
UTILITIES - 1.2%
Laclede Group Inc. (e)	256	13,343

Total Common Stocks (cost $907,618)		1,070,244

CORPORATE BONDS AND NOTES - 0.5%
INDUSTRIALS - 0.5%
Unit Corp., 6.63%, 05/15/21	$5,942	5,764

Total Corporate Bonds and Notes (cost $5,750)		5,764

SHORT TERM INVESTMENTS - 8.9%
Investment Companies - 6.6%
JNL Money Market Fund, 0.01% (a) (h)	75,619	75,619

Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	27,012	27,012

Total Short Term Investments (cost $102,631)		102,631

Total Investments - 102.4% (cost $1,015,999)		1,178,639
Other Assets and Liabilities, Net - (2.4%)		(27,280)
Total Net Assets - 100.0%		$1,151,359

Portfolio Composition:	Percentage of Total Investments
Industrials	25.7%
Consumer Discretionary	16.8
Financials	15.2
Materials	14.5
Health Care	6.8
Energy	5.7
Consumer Staples	2.9
Information Technology	2.6
Utilities	1.1
Short Term Investments	8.7
Total Investments	100.0%

JNL/Goldman Sachs Core Plus Bond Fund

	Shares/Par (t)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 14.6%
ACE Securities Corp. Home Equity Loan Trust Series REMIC, 0.35%, 08/25/36 (i)	$2,820	$2,245
ACIS CLO Ltd.
0.78%, 10/14/22 (i) (r)	900	886
1.17%, 10/14/22 (i) (r)	6,300	6,183
1.65%, 05/01/26 (i) (r)	2,000	1,977
1.76%, 05/01/26 (i) (r)	5,000	4,994
Adjustable Rate Mortgage Trust REMIC, 2.68%, 04/25/35 (i)	172	171
Aire Valley Mortgages Plc
0.25%, 09/20/66 (i), EUR	74	80
0.29%, 09/20/66 (i), EUR	2,260	2,447
0.41%, 09/20/66 (i), EUR	2,260	2,464
REMIC, 0.50%, 09/20/66 (i) (r)	568	545
Amortizing Residential Collateral Trust REMIC, 1.99%, 08/25/32 (i)	40	27
Asset Backed Securities Corp. Home Equity REMIC, 3.04%, 04/15/33 (i)	17	16
B&M CLO Ltd., 3.08%, 04/16/26 (i) (r)	2,300	2,222
Banc of America Commercial Mortgage Inc. REMIC, 5.79%, 04/10/49 (i)	600	632
Banc of America Funding Corp. REMIC, 5.79%, 10/25/36	45	37
Banc of America Mortgage Securities Inc. REMIC, 2.69%, 09/25/35 (i)	514	471
BlueMountain CLO Ltd., 0.53%, 03/17/21 (i) (r)	2,409	2,385
Brentwood CLO Corp., 0.55%, 02/01/22 (i) (r)	1,618	1,598
Carrington Mortgage Loan Trust REMIC, 0.43%, 03/25/36 (i)	3,000	2,451
Citigroup Mortgage Loan Trust Inc. REMIC, 2.71%, 12/25/35 (i)	863	756
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	5	5
Countrywide Alternative Loan Trust REMIC, 1.66%, 09/25/35 (i)	183	166
Countrywide Asset-Backed Certificates REMIC, 2.06%, 06/25/34 (i)	94	85

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 2.53%, 02/19/34 (i)	242	236
Credit Suisse European Mortgage Capital Ltd., 2.79%, 04/20/20 (f) (i) (p) (q), EUR	2,780	2,983
Crown Point CLO III Ltd.
1.80%, 12/31/27 (i) (r)	9,550	9,263
3.32%, 12/31/27 (i) (r)	1,050	1,025
Educational Services of America Inc., 1.13%, 07/25/23 (i) (r)	527	527
Eurosail PRIME-UK 2007-A Plc, 0.97%, 09/13/45 (i), GBP	589	876
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.82%, 05/17/32 (i) (p) (q)	384	4
FREMF Mortgage Trust REMIC, 4.21%, 09/25/25 (i) (r)	2,350	2,332
GCO Education Loan Funding Trust, 0.41%, 05/25/25 (i)	2,073	2,051
GMAC Mortgage Corp. Loan Trust REMIC
7.00%, 09/25/37	120	120
7.00%, 09/25/37	207	216
Granite Master Issuer Plc
0.27%, 12/29/17 (i)	872	866
0.33%, 12/20/54 (i)	2,275	2,263
Granite Mortgages Plc, 0.95%, 01/20/44 (i), GBP	123	193
Greywolf CLO V Ltd.
1.87%, 04/25/27 (i) (r)	3,500	3,502
2.67%, 04/25/27 (i) (r)	750	750
GSAA Home Equity Trust REMIC, 0.42%, 05/25/37 (i)	3,651	2,412
GSMPS Mortgage Loan Trust, 0.65%, 02/25/35 (i) (r)	41	38
Halcyon Loan Advisors Funding Ltd.
2.23%, 04/28/25 (i) (r)	3,800	3,768
1.81%, 04/18/26 (i) (r)	2,550	2,548
REMIC, 1.73%, 07/25/27 (i) (r)	5,800	5,762
Hildene CLO II Ltd., 1.73%, 07/19/26 (i) (r)	9,350	9,309
ICG U.S. CLO Ltd., 1.55%, 04/20/26 (i) (r)	5,300	5,197
Impac CMB Trust REMIC, 0.83%, 03/25/35 (i)	91	76
Leek Finance Number Eighteen Plc
0.25%, 09/21/38 (i), EUR	136	158
0.54%, 09/21/38 (i)	1,222	1,275
Leek Finance Number Seventeen Plc
0.27%, 12/21/37 (i), EUR	265	313
0.85%, 12/21/37 (i), GBP	118	196
Luminent Mortgage Trust REMIC, 0.37%, 12/25/36 (i)	2,790	2,190
MASTR Adjustable Rate Mortgages Trust REMIC
2.57%, 10/25/34 (i)	184	180
3.32%, 12/25/34 (i)	56	54
1.36%, 12/25/46 (i)	1,992	1,618
MASTR Seasoned Securities Trust REMIC, 3.30%, 10/25/32 (i)	167	163
Mid-State Trust, 7.34%, 07/01/35	130	139
Morgan Stanley Capital I Trust REMIC
5.93%, 11/15/17 (i)	150	154
5.48%, 02/12/44 (i)	200	211
Morgan Stanley Mortgage Loan Trust REMIC
2.76%, 08/25/34 (i)	90	89
2.80%, 03/25/36 (i)	1,143	937
NCUA Guaranteed Notes Trust REMIC
3.00%, 06/12/19	1,900	1,999
1.84%, 10/07/20	65	66
OCP CLO Ltd., 0.28%, 04/26/26 (i) (r)	5,800	5,633
OFSI Fund VI Ltd., 1.46%, 03/20/25 (i) (r)	5,700	5,584
OFSI Fund VII Ltd., 1.62%, 10/18/26 (i) (r)	1,300	1,288
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.40%, 01/01/24 (i)	1,431	1,453
Quadrivio Finance Srl, 0.50%, 07/25/60 (i), EUR	826	919
Red River CLO Ltd., 0.55%, 07/27/18 (i) (r)	1,448	1,434
Residential Accredit Loans Inc. Trust REMIC, 1.15%, 01/25/46 (i)	874	609
Sail Net Interest Margin Notes
7.75%, 04/27/33 (r)	6	—
5.50%, 03/27/34 (r)	45	14
Sound Point CLO V Ltd., 2.18%, 04/18/26 (i) (r)	3,800	3,724
SPS Servicer Advance Receivables Trust, 2.53%, 06/15/45 (r)	21,350	21,350
Structured Asset Mortgage Investments Inc. REMIC, 2.46%, 08/25/35 (i)	70	67
THL Credit Wind River CLO Ltd., 1.43%, 04/20/25 (i) (r)	4,800	4,749
Thrones Plc, 2.07%, 07/20/44 (i), GBP	510	803
Trinitas CLO II Ltd., 1.65%, 07/15/26 (i) (r)	2,500	2,431
Washington Mutual Mortgage Pass-Through Certificates REMIC, 2.46%, 06/25/34 (i)	334	337
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.64%, 04/25/36 (i)	91	89
WhiteHorse VIII Ltd.
1.78%, 05/01/26 (i) (r)	2,400	2,390
2.33%, 05/01/26 (i) (r)	500	496
York CLO Ltd., 1.83%, 01/22/27 (i) (r)	5,400	5,387
Z Capital Credit Partners CLO Ltd., 1.73%, 07/16/27 (f) (i) (p) (q)	6,150	6,048

Total Non-U.S. Government Agency Asset- Backed Securities (cost $164,517)		163,707

CORPORATE BONDS AND NOTES - 30.3%
CONSUMER DISCRETIONARY - 2.7%
21st Century Fox America Inc., 3.70%, 09/15/24	3,425	3,446
Amazon.com Inc., 3.30%, 12/05/21	2,500	2,530
CCO Holdings LLC, 7.00%, 01/15/19	386	401
DIRECTV Holdings LLC
3.80%, 03/15/22	2,250	2,260
4.45%, 04/01/24	1,250	1,276
3.95%, 01/15/25	2,900	2,839
Family Tree Escrow LLC
5.25%, 03/01/20 (r)	100	105
5.75%, 03/01/23 (r)	400	418
General Motors Financial Co. Inc., 3.50%, 07/10/19	1,025	1,047
Glencore Funding LLC, 2.50%, 01/15/19 (r)	1,975	1,952
MDC Holdings Inc.
5.63%, 02/01/20	1,250	1,313
5.50%, 01/15/24	775	761
6.00%, 01/15/43	825	693
MGM Resorts International, 6.63%, 12/15/21	1,400	1,463
NBCUniversal Media LLC, 4.38%, 04/01/21	1,600	1,731
Nielsen Finance LLC, 4.50%, 10/01/20	1,900	1,890
Rensselaer Polytechnic Institute, 5.60%, 09/01/20	2,300	2,613
Sally Holdings LLC, 6.88%, 11/15/19	450	470
Time Warner Cable Inc.
5.00%, 02/01/20	300	323
5.88%, 11/15/40	725	700
5.50%, 09/01/41	253	235
Videotron Ltd., 5.00%, 07/15/22	1,850	1,845
		30,311
CONSUMER STAPLES - 2.8%
ConAgra Foods Inc., 3.20%, 01/25/23	2,250	2,100

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Constellation Brands Inc., 4.25%, 05/01/23	2,325	2,290
CVS Caremark Corp.
4.13%, 05/15/21	999	1,067
3.38%, 08/12/24	2,050	2,011
HJ Heinz Co.
2.80%, 07/02/20 (r)	1,325	1,325
3.95%, 07/15/25 (r)	1,925	1,936
Kimberly-Clark Corp., 3.70%, 06/01/43	2,175	1,982
Pernod-Ricard SA, 4.45%, 01/15/22 (r)	1,900	1,995
Reynolds American Inc., 4.45%, 06/12/25	6,950	7,098
Reynolds Group Issuer Inc.
7.88%, 08/15/19	100	104
5.75%, 10/15/20	2,275	2,332
SABMiller Holdings Inc., 4.95%, 01/15/42 (r)	625	635
Suntory Holdings Ltd., 2.55%, 09/29/19 (r)	2,050	2,057
Sysco Corp.
3.50%, 10/02/24	3,650	3,686
4.50%, 10/02/44	1,200	1,212
		31,830
ENERGY - 3.2%
Anadarko Petroleum Corp.
8.70%, 03/15/19	200	242
3.45%, 07/15/24 (e)	1,545	1,520
6.45%, 09/15/36	1,050	1,208
Antero Resources Corp., 5.63%, 06/01/23 (r)	2,100	2,029
Apache Corp.
3.25%, 04/15/22	675	663
4.75%, 04/15/43	150	138
4.25%, 01/15/44	1,625	1,406
Chesapeake Energy Corp., 5.75%, 03/15/23 (e)	1,975	1,787
ConocoPhillips Co.
3.35%, 11/15/24	1,610	1,591
4.15%, 11/15/34	825	795
Continental Resources Inc., 3.80%, 06/01/24	600	546
Devon Energy Corp.
3.25%, 05/15/22	100	99
5.60%, 07/15/41	625	652
4.75%, 05/15/42	925	880
Enbridge Inc., 3.50%, 06/10/24	725	676
Energy Transfer Partners LP
5.20%, 02/01/22	325	340
3.60%, 02/01/23	310	293
Enterprise Products Operating LLC
3.35%, 03/15/23	335	327
3.75%, 02/15/25	220	215
8.38%, 08/01/66 (i)	2,450	2,566
7.03%, 01/15/68 (i)	1,550	1,666
Kinder Morgan Inc., 5.05%, 02/15/46	2,500	2,161
Laredo Petroleum Inc., 6.25%, 03/15/23	300	305
MEG Energy Corp., 6.38%, 01/30/23 (r)	1,875	1,744
Penn Virginia Resource Partners LP, 8.38%, 06/01/20	1,500	1,628
Petroleos de Venezuela SA
9.00%, 11/17/21	210	86
6.00%, 05/16/24	130	46
6.00%, 05/16/24	470	167
6.00%, 11/15/26	310	109
5.38%, 04/12/27	140	48
5.50%, 04/12/37	30	10
Petroleos Mexicanos, 6.38%, 01/23/45	70	72
Shell International Finance BV, 4.55%, 08/12/43	825	840
Sunoco Logistics Partners Operations LP, 4.25%, 04/01/24	500	485
TransCanada PipeLines Ltd., 6.35%, 05/15/67 (i)	2,250	2,138
Transocean Inc., 6.50%, 11/15/20 (e)	500	462
Valero Energy Corp., 3.65%, 03/15/25	1,550	1,505
Weatherford International Ltd., 9.63%, 03/01/19	875	1,021
Western Gas Partners LP, 3.95%, 06/01/25	1,300	1,249
Williams Partners LP
3.60%, 03/15/22	325	315
3.90%, 01/15/25	1,950	1,830
		35,860
FINANCIALS - 13.4%
Abbey National Treasury Services Plc, 4.00%, 04/27/16	2,075	2,123
AerCap Aviation Solutions BV, 6.38%, 05/30/17	200	212
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	2,000	1,961
American Express Co., 6.80%, 09/01/66 (i)	2,175	2,238
American International Group Inc., 4.50%, 07/16/44	525	498
American Tower Corp., 3.40%, 02/15/19	825	844
ARC Properties Operating Partnership LP, 3.00%, 02/06/19	2,310	2,192
Australia & New Zealand Banking Group Ltd., 4.50%, 03/19/24 (r)	1,150	1,155
Bank of America Corp.
6.25% (callable at 100 beginning 09/05/24) (m)	1,125	1,120
6.50% (callable at 100 beginning 10/23/24) (m)	750	776
4.13%, 01/22/24	2,400	2,458
4.00%, 04/01/24	1,675	1,702
Bank of Nova Scotia, 1.65%, 10/29/15 (r)	600	602
Bank of Scotland Plc, 5.25%, 02/21/17 (r)	300	320
Barclays Bank Plc, 2.50%, 02/20/19	1,775	1,782
Barclays Plc, 4.38%, 09/11/24	525	503
BAT International Finance Plc, 3.95%, 06/15/25 (r)	4,425	4,468
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28	1,901	1,796
Canadian Imperial Bank of Commerce, 2.60%, 07/02/15 (r)	1,200	1,200
Chubb Corp., 6.37%, 03/29/67 (i)	975	1,023
Citigroup Inc.
5.87% (callable at 100 beginning 03/27/20) (m)	775	777
6.30% (callable at 100 beginning 05/15/24) (m)	200	195
6.13%, 11/21/17	1,010	1,109
Compass Bank
1.85%, 09/29/17	850	849
2.75%, 09/29/19	925	920
5.50%, 04/01/20	1,200	1,305
Credit Agricole SA, 4.38%, 03/17/25 (r)	1,975	1,892
Credit Suisse AG
7.50% (callable at 100 beginning 12/11/23) (m) (r)	1,275	1,327
6.50%, 08/08/23 (r)	1,100	1,203
Credit Suisse Group AG, 6.25%, (callable at 100 beginning 12/18/24) (m) (r)	825	791
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 03/26/25 (r)	3,050	2,932
Developers Diversified Realty Corp., 7.50%, 04/01/17	2,170	2,378
Discover Bank
8.70%, 11/18/19	551	670
3.10%, 06/04/20	1,525	1,522
Discover Financial Services, 3.85%, 11/21/22	1,499	1,487
Education Realty Operating Partnership LP, 4.60%, 12/01/24	2,875	2,886

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
ERP Operating LP, 4.63%, 12/15/21	2,575	2,807
First Niagara Financial Group Inc., 6.75%, 03/19/20	925	1,017
Ford Motor Credit Co. LLC
5.00%, 05/15/18	1,200	1,289
5.88%, 08/02/21	750	853
General Electric Capital Corp.
8.50%, 04/06/18, MXN	5,000	349
6.15%, 08/07/37	550	682
5.88%, 01/14/38	900	1,080
Geo Maquinaria, 9.63%, 05/02/21 (c) (d) (r)	270	8
HCP Inc., 6.00%, 01/30/17	1,375	1,467
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating Baa2) (p) (q), BRL	4,840	4,148
HSBC Holdings Plc
6.37% (callable at 100 beginning 03/30/25) (m)	1,600	1,608
6.37% (callable at 100 beginning 09/17/24) (m) (v)	450	451
ING Bank NV, 4.12%, 11/21/23	2,875	2,953
ING Groep NV, 6.00%, (callable at 100 beginning 04/16/20) (m) (v)	1,850	1,826
Inter-American Development Bank
1.00%, 02/27/18	1,700	1,682
7.00%, 06/15/25	1,500	2,023
6.75%, 07/15/27	1,200	1,658
International Lease Finance Corp.
6.75%, 09/01/16 (r)	550	579
7.13%, 09/01/18 (r)	1,200	1,338
Intesa Sanpaolo SpA
3.13%, 01/15/16	1,825	1,839
2.38%, 01/13/17	975	980
3.88%, 01/16/18	3,400	3,508
5.02%, 06/26/24 (r)	1,200	1,164
JPMorgan Chase & Co., 5.30%, (callable at 100 beginning 05/01/20) (m)	2,575	2,556
LBG Capital No.1 Plc, 8.00%, (callable at 100 beginning 06/15/20) (m) (r)	1,525	1,746
Liberty Property LP, 4.75%, 10/01/20	1,500	1,615
Macquarie Bank Ltd.
2.60%, 06/24/19 (r)	175	176
6.63%, 04/07/21 (p) (q)	1,575	1,802
Merrill Lynch & Co. Inc., 6.05%, 05/16/16	1,125	1,168
Mizuho Corporate Bank Ltd., 2.55%, 03/17/17 (r)	2,125	2,162
Morgan Stanley
5.55% (callable at 100 beginning 07/15/20) (m)	2,125	2,110
3.88%, 04/29/24	1,150	1,161
3.70%, 10/23/24	6,625	6,588
4.30%, 01/27/45	975	908
MUFG Capital Finance 1 Ltd., 6.35%, (callable at 100 beginning 07/25/16) (m)	1,310	1,372
Northern Rock Plc, 5.63%, 06/22/17 (r)	7,100	7,693
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40 (r)	1,375	1,639
PNC Preferred Funding Trust II, 1.51%, (callable at 100 beginning 03/15/17) (m) (r)	2,500	2,250
Prudential Financial Inc., 5.38%, 05/15/45 (i)	1,375	1,353
Reliance Standard Life Global Funding II, 2.50%, 01/15/20 (r)	2,125	2,111
Resona Preferred Global Securities Cayman Ltd., 7.19%, (callable at 100 beginning 07/30/15) (m) (r)	1,525	1,529
Royal Bank of Scotland Group Plc
2.55%, 09/18/15	2,175	2,181
9.50%, 03/16/22	700	772
6.00%, 12/19/23	675	714
Santander Bank NA, 2.00%, 01/12/18	1,675	1,674
Santander Holdings USA Inc., 4.63%, 04/19/16	715	733
Select Income REIT
2.85%, 02/01/18	325	329
3.60%, 02/01/20	575	587
4.15%, 02/01/22	800	791
Senior Housing Properties Trust, 3.25%, 05/01/19	1,100	1,100
Sovereign Bank, 8.75%, 05/30/18	700	815
Stadshypotek AB, 1.88%, 10/02/19 (r)	4,300	4,298
Sumitomo Mitsui Financial Group Inc., 4.44%, 04/02/24 (r)	2,200	2,244
SunTrust Banks Inc., 2.35%, 11/01/18	2,775	2,791
Synchrony Financial, 3.00%, 08/15/19	1,525	1,535
Teachers Insurance & Annuity Association of America, 4.90%, 09/15/44 (r)	1,440	1,463
Trust F/1401, 5.25%, 12/15/24 (r)	470	489
WEA Finance LLC, 3.75%, 09/17/24 (r)	1,800	1,776
		150,756
HEALTH CARE - 3.3%
AbbVie Inc.
2.50%, 05/14/20	3,125	3,092
3.20%, 11/06/22	1,150	1,137
Actavis Funding SCS
2.35%, 03/12/18	1,200	1,206
3.45%, 03/15/22	875	866
3.80%, 03/15/25	1,100	1,079
4.85%, 06/15/44	2,300	2,211
Bayer US Finance LLC, 3.00%, 10/08/21 (r)	2,900	2,918
Becton Dickinson and Co., 2.68%, 12/15/19	1,850	1,848
Cimarex Energy Co., 4.38%, 06/01/24	400	397
Community Health Systems Inc., 8.00%, 11/15/19	350	369
EMD Finance LLC, 2.95%, 03/19/22 (r)	3,650	3,569
Express Scripts Holding Co., 2.65%, 02/15/17	1,300	1,323
Forest Laboratories Inc.
4.38%, 02/01/19 (r)	4,074	4,309
5.00%, 12/15/21 (r)	1,700	1,843
HCA Inc., 5.88%, 03/15/22	2,150	2,338
Medtronic Inc.
2.50%, 03/15/20 (r)	675	676
3.15%, 03/15/22 (r)	1,200	1,204
VRX Escrow Corp.
5.88%, 05/15/23 (r)	800	819
6.13%, 04/15/25 (r)	1,450	1,494
Walgreens Boots Alliance Inc.
2.70%, 11/18/19	2,850	2,852
3.80%, 11/18/24	1,375	1,343
		36,893
INDUSTRIALS - 0.6%
CITIC Ltd., 6.80%, 01/17/23	700	809
GE Capital Trust I, 6.37%, 11/15/67 (i)	1,374	1,467
General Electric Co., 3.50%, 10/02/18	2,055	2,122
Penske Truck Leasing Co. LP, 3.05%, 01/09/20 (p) (q)	2,400	2,409
		6,807
INFORMATION TECHNOLOGY - 0.9%
Fiserv Inc., 2.70%, 06/01/20	1,700	1,695
Hewlett-Packard Co.
3.00%, 09/15/16	1,675	1,709
2.60%, 09/15/17	1,100	1,120
2.75%, 01/14/19	1,025	1,035
Oracle Corp., 2.50%, 05/15/22	1,925	1,867

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
QUALCOMM Inc., 3.00%, 05/20/22	2,900	2,885
		10,311
MATERIALS - 0.6%
Eastman Chemical Co., 3.80%, 03/15/25	1,975	1,969
Ecolab Inc., 5.50%, 12/08/41	775	844
Freeport-McMoRan Inc., 5.40%, 11/14/34	2,125	1,828
LyondellBasell Industries NV, 5.00%, 04/15/19	525	568
Sappi Papier Holding GmbH, 7.75%, 07/15/17 (p) (q)	1,200	1,284
		6,493
TELECOMMUNICATION SERVICES - 2.5%
America Movil SAB de CV, 6.00%, 06/09/19, MXN	9,650	617
AT&T Inc.
2.95%, 05/15/16	1,750	1,779
3.40%, 05/15/25	2,725	2,587
Crown Castle International Corp., 5.25%, 01/15/23	2,275	2,292
Digicel Ltd., 6.75%, 03/01/23 (r)	1,550	1,519
Frontier Communications Corp., 8.50%, 04/15/20	1,825	1,908
SoftBank Corp., 4.50%, 04/15/20 (r)	1,700	1,706
Verizon Communications Inc.
2.63%, 02/21/20	4,200	4,187
5.15%, 09/15/23	8,750	9,587
4.15%, 03/15/24	900	923
4.67%, 03/15/55 (p) (q)	1,023	887
		27,992
UTILITIES - 0.3%
Consumers Energy Co, 3.95%, 05/15/43	2,125	2,019
Puget Sound Energy Inc., 6.97%, 06/01/67 (i)	800	734
		2,753

Total Corporate Bonds and Notes (cost $342,296)		340,006

GOVERNMENT AND AGENCY OBLIGATIONS - 64.3%
GOVERNMENT SECURITIES - 38.0%
Federal Home Loan Bank - 0.6% (w)
Federal Home Loan Bank
1.88%, 03/13/20	1,400	1,413
3.00%, 09/10/21	3,200	3,363
3.25%, 06/09/23	2,000	2,100
		6,876
Federal National Mortgage Association - 0.4% (w)
Federal National Mortgage Association
6.25%, 05/15/29	2,600	3,545
6.63%, 11/15/30	900	1,269
		4,814
Municipals - 1.4%
American Municipal Power Inc. - Series E, 6.27%, 02/15/50	875	1,040
Commonwealth of Puerto Rico
5.50%, 07/01/26 - 07/01/39	335	208
5.13%, 07/01/31 - 07/01/37	30	18
5.63%, 07/01/32	10	6
5.38%, 07/01/33	140	86
5.00%, 07/01/34 - 07/01/41	95	57
6.00%, 07/01/34 - 07/01/39	30	19
8.00%, 07/01/35	3,480	2,349
5.88%, 07/01/36	10	6
5.25%, 07/01/37	40	24
5.75%, 07/01/38 - 07/01/41	30	18
Northstar Education Finance Inc. Student Loan Asset-Backed Note (insured by Guaranteed Student Loans)
0.40%, 04/01/42 (i)	700	664
0.50%, 04/01/42 (i)	650	617
0.51%, 04/01/42 (i)	2,300	2,182
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.50%, 07/01/28	195	133
5.00%, 07/01/33	50	33
5.75%, 07/01/37	45	29
6.00%, 07/01/38 - 07/01/47	205	136
Puerto Rico Highways and Transportation Authority (insured by Assured Guaranty Municipal Corp.), 5.25%, 07/01/36	40	39
Puerto Rico Sales Tax Financing Corp.
5.25%, 08/01/27 - 08/01/43	1,235	680
5.50%, 08/01/28 - 08/01/42	2,400	1,320
6.13%, 08/01/29	25	14
0.00%, 08/01/32 - 08/01/33 (k)	360	179
0.00%, 08/01/33 - 08/01/38 (j)	470	44
5.00%, 08/01/35 - 08/01/43	250	138
5.75%, 08/01/37	300	165
5.38%, 08/01/38 - 08/01/39	325	179
6.00%, 08/01/39 - 08/01/42	285	157
6.38%, 08/01/39	15	8
State of California
7.95%, 03/01/36	1,290	1,561
7.63%, 03/01/40	2,390	3,501
		15,610
Sovereign - 5.3%
Brazil Government International Bond, 4.25%, 01/07/25	3,340	3,223
Chile Government International Bond, 3.63%, 10/30/42	800	717
Colombia Government International Bond, 4.00%, 02/26/24	425	423
Costa Rica Government International Bond, 7.00%, 04/04/44	500	484
Croatia Government International Bond
6.63%, 07/14/20	290	317
3.88%, 05/30/22, EUR	410	457
5.50%, 04/04/23	400	411
Czech Republic Government Bond, 3.00%, 03/11/25, EUR	140	140
Dominican Republic International Bond
10.38%, 03/04/22, DOP	400	9
14.50%, 02/10/23, DOP	600	16
8.63%, 04/20/27	396	473
11.38%, 07/06/29, DOP	300	7
7.45%, 04/30/44 (r)	1,400	1,530
Hashemite Kingdom of Jordan Government Bond, 2.50%, 10/30/20	5,000	5,158
Indonesia Government International Bond
5.38%, 10/17/23	200	215
4.13%, 01/15/25 (r)	360	353
International Finance Corp., 0.88%, 06/15/18	6,900	6,852
Israel Government AID Bond, 5.50%, 09/18/23 - 04/26/24	5,500	6,658
Italy Buoni Poliennali Del Tesoro
3.75%, 05/01/21, EUR	3,200	4,007
5.50%, 11/01/22, EUR	4,700	6,486
Kommunalbanken A/S, 1.00%, 09/26/17 (r)	2,300	2,300
Mexico Bonos
6.50%, 06/10/21, MXN	6,507	431
8.00%, 12/07/23, MXN	6,841	492
7.50%, 06/03/27, MXN	5,200	363
8.50%, 05/31/29, MXN	3,453	262

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Mexico Government International Bond
4.75%, 03/08/44	2,760	2,636
4.60%, 01/23/46	510	473
Panama Government International Bond, 9.38%, 04/01/29	420	622
Republic of Honduras, 8.75%, 12/16/20 (r)	370	419
Spain Government Bond
5.50%, 04/30/21 (p) (q), EUR	3,000	4,086
5.15%, 10/31/44 (r), EUR	30	45
Tennessee Valley Authority
3.88%, 02/15/21	3,700	4,068
5.98%, 04/01/36	1,250	1,622
4.63%, 09/15/60	800	844
Turkey Government International Bond
5.63%, 03/30/21	590	636
6.25%, 09/26/22	1,470	1,635
Venezuela Government International Bond
6.00%, 12/09/20 - 12/09/20	70	26
9.00%, 05/07/23	60	23
8.25%, 10/13/24 - 10/13/24	1,070	399
7.65%, 04/21/25	170	62
11.75%, 10/21/26 - 10/21/26	170	74
9.25%, 09/15/27 - 05/07/28	660	265
11.95%, 08/05/31	240	103
9.38%, 01/13/34	30	12
7.00%, 03/31/38	20	7
		59,841
Treasury Inflation Index Securities - 1.8%
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/22 (n)	4,286	4,241
0.38%, 07/15/23 (n)	1,932	1,935
0.63%, 01/15/24 (n)	5,212	5,289
2.50%, 01/15/29 (n)	3,031	3,719
1.38%, 02/15/44 (n)	4,213	4,455
		19,639
U.S. Treasury Securities - 28.5%
U.S. Treasury Bond
6.13%, 11/15/27	21,000	29,070
3.00%, 05/15/42	7,900	7,704
3.63%, 08/15/43 - 02/15/44	46,300	50,696
3.75%, 11/15/43	11,000	12,315
U.S. Treasury Note
0.88%, 07/15/17	42,300	42,465
1.50%, 08/31/18 (o)	49,000	49,605
1.75%, 09/30/19	45,100	45,604
1.50%, 11/30/19 - 05/31/20	12,900	12,838
1.63%, 12/31/19 - 06/30/20	27,600	27,656
2.00%, 10/31/21	14,400	14,411
2.13%, 12/31/21 - 06/30/22	10,300	10,366
1.88%, 05/31/22	17,300	17,091
		319,821
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 26.3%
Federal Home Loan Mortgage Corp. - 4.2%
Federal Home Loan Mortgage Corp.
3.11%, 02/25/23	1,500	1,549
3.99%, 03/25/25 (i)	700	690
5.00%, 03/01/26 - 06/01/41	3,142	3,474
3.49%, 10/25/27 (i)	620	610
5.50%, 04/01/28 - 02/01/39	1,763	1,981
3.00%, 03/01/32 - 03/01/43	3,792	3,776
2.76%, 01/01/37 (i)	580	628
6.00%, 08/01/37 - 05/01/40	1,435	1,615
6.50%, 01/01/38 - 12/01/38	1,146	1,316
7.00%, 02/01/39	959	1,117
4.50%, 11/01/40	6	7
3.50%, 04/01/43	15,870	16,343
REMIC, 3.03%, 10/25/20	4,700	4,916
REMIC, 1,156.50%, 06/15/21 (p) (q)	—	—
REMIC, 2.78%, 09/25/22	1,638	1,696
REMIC, 3.46%, 08/25/23 (i)	800	840
REMIC, 2.81%, 01/25/25	6,100	6,039
REMIC, Interest Only, 5.91%, 11/15/43 (i) (p) (q)	1,804	286
		46,883
Federal National Mortgage Association - 12.6%
Federal National Mortgage Association
2.80%, 03/01/18	2,377	2,458
5.00%, 03/01/18 - 10/01/41	2,055	2,244
3.74%, 05/01/18	1,411	1,496
3.84%, 05/01/18	1,790	1,909
4.50%, 08/01/18 - 08/01/41	3,456	3,761
6.50%, 02/01/19	—	—
4.51%, 06/01/19	4,400	4,746
3.42%, 10/01/20	1,108	1,175
3.63%, 12/01/20	795	850
4.38%, 06/01/21	3,326	3,659
3.83%, 07/01/21	1,579	1,700
5.50%, 09/01/23 - 11/01/39	2,412	2,568
6.00%, 01/01/24 - 05/01/41	21,923	24,951
1.39%, 07/25/24 (i)	381	381
1.69%, 02/25/25 (i)	190	190
8.00%, 08/01/29 - 01/01/31	41	45
3.00%, 07/15/30 - 07/15/45, TBA (g)	12,000	12,049
7.00%, 07/01/32 - 03/01/39	564	663
2.11%, 11/01/35 (i)	34	36
2.37%, 05/01/36 (i)	269	285
2.52%, 05/01/36 (i)	231	248
2.57%, 08/01/36 (i)	214	228
2.46%, 09/01/36 (i)	218	232
4.00%, 08/01/39 - 11/01/43	33	34
3.00%, 08/01/42 - 07/01/43	23,331	23,311
4.00%, 07/15/45, TBA (g)	35,000	37,034
4.50%, 07/15/45, TBA (g)	3,000	3,241
5.00%, 07/15/45, TBA (g)	5,000	5,522
REMIC, 5.00%, 06/25/41 - 10/25/41	3,300	3,659
REMIC, 7.00%, 07/25/42 - 10/25/42	1,294	1,512
REMIC, Interest Only, 4.82%, 11/25/40 (i) (p) (q)	3,946	823
		141,010
Government National Mortgage Association - 9.5%
Government National Mortgage Association
3.95%, 07/15/25	715	764
6.00%, 06/15/34 - 11/15/38	83	95
5.00%, 06/15/40 - 05/15/41	1,518	1,696
4.00%, 04/20/45 - 06/20/45, TBA (g)	1,994	2,123
3.50%, 05/20/45 - 06/20/45	7,996	8,326
3.00%, 07/15/45, TBA (g)	16,000	16,122
3.50%, 07/15/45, TBA (g)	75,000	77,692
REMIC, Interest Only, 6.52%, 08/16/43 (i) (p) (q)	1,229	232
		107,050

Total Government and Agency Obligations (cost $712,502)		721,544

COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (f) (p) (q)	491	—
Total Common Stocks (cost $184)		—

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
SHORT TERM INVESTMENTS - 2.2%
Commercial Paper - 0.7%
Barclays Bank Plc, 0.00%, 04/13/16 (i) (p) (q)	$7,500	7,499

Investment Companies - 0.9%
JNL Money Market Fund, 0.01% (a) (h)	9,722	9,722

Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	3,886	3,886

Treasury Securities - 0.3%
Mexico Cetes
0.20%, 07/02/15, MXN	987	628
0.20%, 09/24/15, MXN	390	246
0.20%, 10/01/15, MXN	4,204	2,653
		3,527

Total Short Term Investments (cost $24,694)		24,634

Total Investments - 111.4% (cost $1,244,193)		1,249,891
Total Forward Sales Commitments - (2.3%) (proceeds $26,328)		(26,337)
Other Assets and Liabilities, Net - (9.1%)		(101,570)
Total Net Assets - 100.0%		$1,121,984

FORWARD SALES COMMITMENTS - 2.3%
GOVERNMENT AND AGENCY OBLIGATIONS - 2.3%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.3%
Federal Home Loan Mortgage Corp. - 1.3%
Federal Home Loan Mortgage Corp., 3.50%, 07/15/45, TBA (g)	$15,000	$15,402

Federal National Mortgage Association - 1.0%
Federal National Mortgage Association, 3.00%, 07/15/45, TBA (g)	11,000	10,935

Total Forward Sales Commitments - 2.3% (proceeds $26,328)		$26,337

Portfolio Composition:	Percentage of Total Investments
Government Securities	34.9%
U.S. Government Agency MBS	22.0
Non-U.S. Government Agency ABS	13.2
Financials	12.5
Health Care	3.0
Energy	2.9
Consumer Staples	2.6
Consumer Discretionary	2.5
Telecommunication Services	2.3
Information Technology	0.8
Industrials	0.6
Materials	0.5
Utilities	0.2
Short Term Investments	2.0
Total Investments	100.0%

JNL/Goldman Sachs Emerging Markets Debt Fund

	Shares/Par (t)	Value
CORPORATE BONDS AND NOTES - 25.3%
ARGENTINA - 0.6%
Arcos Dorados Holdings Inc., 6.63%, 09/27/23 (r)	$1,015	$974
Transportadora de Gas del Sur SA, 9.63%, 05/14/20	6	6
YPF SA
8.88%, 12/19/18	1,660	1,764
8.75%, 04/04/24	690	700
		3,444
AZERBAIJAN - 0.1%
State Oil Co. of the Azerbaijan Republic, 6.95%, 03/18/30	700	741

BANGLADESH - 0.2%
Banglalink Digital Communications Ltd., 8.63%, 05/06/19 (r)	890	899

BRAZIL - 1.8%
Banco do Brasil SA
6.25% (callable at 100 beginning 04/15/24) (m)	2,130	1,499
9.00% (callable at 100 beginning 06/18/24) (m)	1,430	1,290
Banco do Estado do Rio Grande do Sul SA, 7.38%, 02/02/22 (r)	1,670	1,651
Banco Santander Brasil SA, 8.00%, 03/18/16 (r), BRL	4,750	1,440
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28	600	567
Petrobras International Finance Co., 5.75%, 01/20/20	1,260	1,248
Tupy SA, 6.63%, 07/17/24 (r)	1,990	1,948
		9,643
CHILE - 2.2%
AES Gener SA, 5.25%, 08/15/21	1,691	1,788
Cencosud SA, 6.63%, 02/12/45	1,918	1,804
Corpbanca SA, 3.88%, 09/22/19 (r)	1,325	1,343
E.CL SA, 5.63%, 01/15/21	970	1,058
Embotelladora Andina SA, 5.00%, 10/01/23 (r)	810	863
GNL Quintero SA, 4.63%, 07/31/29 (r)	2,760	2,762
Sociedad Quimica y Minera de Chile SA
5.50%, 04/21/20 (r)	230	234
3.63%, 04/03/23	2,370	2,125
		11,977
CHINA - 1.4%
361 Degrees International Ltd., 7.50%, 09/12/17, CNY	3,650	565
Biostime International Holdings Ltd., 0.00%, 02/20/19 (j) (v), HKD	6,000	732
CITIC Ltd.
8.62% (callable at 100 beginning 11/22/18) (m)	1,300	1,489
6.88%, 01/21/18	670	740
6.80%, 01/17/23	1,160	1,341
Golden Eagle Retail Group Ltd., 4.63%, 05/21/23	1,200	1,011
Soho China Ltd., 7.13%, 11/07/22	860	869
Studio City Finance Ltd., 8.50%, 12/01/20 (r)	430	428
Sunac China Holdings Ltd., 9.38%, 04/05/18	340	346
		7,521
COLOMBIA - 0.6%
Banco de Bogota SA, 5.00%, 01/15/17	1,095	1,125
Bancolombia SA, 5.95%, 06/03/21	800	877
Ecopetrol SA, 5.88%, 09/18/23	100	105
Pacific Rubiales Energy Corp., 5.13%, 03/28/23	786	562

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Transportadora de Gas Internacional SA ESP, 5.70%, 03/20/22	470	493
		3,162
DOMINICAN REPUBLIC - 0.4%
Aeropuertos Dominicanos Siglo XXI SA, 9.25%, 11/13/19	2,238	2,283

GUATEMALA - 0.6%
Agromercantil Senior Trust, 6.25%, 04/10/19 (r)	970	999
Central American Bottling Corp.
6.75%, 02/09/22 (r)	70	74
6.75%, 02/09/22	740	786
Comcel Trust, 6.88%, 02/06/24 (r)	1,150	1,211
		3,070
HONG KONG - 0.8%
China Resources Cement Holdings Ltd., 2.13%, 10/05/17	280	281
Hutchison Whampoa International 10 Ltd., 6.00%, (callable at 100 beginning 10/28/15) (m) (p) (q)	420	425
New Cotai LLC, 10.63%, 05/01/19 (r) (y)	586	504
PCCW-HKT Capital No. 3 Ltd., 5.25%, 07/20/15	870	872
Sun Hung Kai Properties Capital Market Ltd., 5.38%, 03/08/17	930	984
Wharf Finance Ltd., 4.63%, 02/08/17	960	1,000
		4,066
INDIA - 0.8%
Greenko Dutch BV, 8.00%, 08/01/19 (r)	1,280	1,190
ICICI Bank Ltd., 6.37%, 04/30/22	840	863
NTPC Ltd., 4.38%, 11/26/24	200	200
State Bank of India, 6.44%, (callable at 100 beginning 05/15/17) (m)	1,480	1,525
Vedanta Resources Plc
6.00%, 01/31/19	200	194
7.13%, 05/31/23	570	542
		4,514
INDONESIA - 0.6%
Bumi Capital Pte Ltd., 12.00%, 11/10/16 (c) (d) (p) (q)	100	28
Bumi Investment Pte Ltd., 10.75%, 10/06/17 (c) (d) (p) (q)	1,390	375
Perusahaan Gas Negara Persero Tbk PT, 5.13%, 05/16/24	410	413
Pratama Agung Pte Ltd., 6.25%, 02/24/20	1,260	1,219
TBG Global Pte Ltd., 5.25%, 02/10/22	970	945
		2,980
IRELAND - 0.5%
EDC Finance Ltd., 4.88%, 04/17/20	680	594
Mobile Telesystems OJSC via MTS International Fund, 5.00%, 05/30/23	910	815
Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18	1,530	1,467
		2,876
ISRAEL - 1.1%
Delek & Avner Tamar Bond Ltd.
2.80%, 12/30/16 (r)	2,230	2,227
3.84%, 12/30/18 (r)	2,170	2,200
Israel Electric Corp. Ltd.
5.63%, 06/21/18 (r)	830	883
7.75%, 12/15/27	250	307
		5,617
ITALY - 0.4%
Wind Acquisition Finance SA
4.00%, 07/15/20 (r), EUR	270	300
7.38%, 04/23/21 (r)	1,730	1,750
		2,050
JAMAICA - 0.7%
Digicel Group Ltd.
8.25%, 09/30/20 (p) (q)	300	300
8.25%, 09/30/20	2,420	2,420
Digicel Ltd.
7.00%, 02/15/20 (p) (q)	200	207
6.75%, 03/01/23 (r)	910	892
		3,819
JAPAN - 0.1%
Toyota Finance Australia Ltd., 3.76%, 07/20/17, MXN	11,420	712

KAZAKHSTAN - 0.1%
KazMunaiGaz Finance Sub BV, 9.13%, 07/02/18	550	622

LUXEMBOURG - 0.5%
Altice Financing SA
7.88%, 12/15/19	960	1,010
6.50%, 01/15/22 (r)	540	540
Altice Finco SA, 9.88%, 12/15/20	230	253
Millicom International Cellular SA, 4.75%, 05/22/20 (r)	580	558
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22	270	280
		2,641
MEXICO - 2.8%
America Movil SAB de CV, 6.00%, 06/09/19, MXN	42,240	2,699
Cemex Finance LLC, 5.25%, 04/01/21 (r), EUR	576	658
Cemex SAB de CV, 4.75%, 01/11/22 (r), EUR	340	380
Gruma SAB de CV, 4.88%, 12/01/24 (r)	1,300	1,354
Grupo Cementos de Chihuahua SAB de CV, 8.13%, 02/08/20 (r)	250	270
Grupo Televisa SAB, 6.00%, 05/15/18	1,974	2,181
JB y Compania SA de CV, 3.75%, 05/13/25 (r)	1,080	1,047
Metalsa SA de CV, 4.90%, 04/24/23 (r)	985	926
Pemex Finance Ltd., 10.61%, 08/15/17	399	439
Petroleos Mexicanos, 7.47%, 11/12/26 (i), MXN	53,712	3,221
Sixsigma Networks Mexico SA de CV, 8.25%, 11/07/21 (r)	790	817
Trust F/1401
5.25%, 12/15/24 (r)	710	738
6.95%, 01/30/44 (p) (q)	280	301
		15,031
NETHERLANDS - 0.0%
Indosat Palapa Co. BV, 7.38%, 07/29/20	184	190

NIGERIA - 0.2%
Helios Towers Finance Netherlands BV, 8.38%, 07/15/19	1,154	989

PARAGUAY - 0.6%
Banco Continental SAECA, 8.88%, 10/15/17	975	1,026
Banco Regional SAECA, 8.13%, 01/24/19 (r)	1,950	2,094
		3,120
PERU - 1.4%
Abengoa Transmision Sur SA, 6.88%, 04/30/43 (r)	2,360	2,617
Corp. Lindley SA, 6.75%, 11/23/21	3,035	3,361

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 05/31/18 (j)	329	314
0.00%, 06/02/25 (j)	1,007	754
SAN Miguel Industrias Pet SA, 7.75%, 11/06/20 (r)	370	389
		7,435
PHILIPPINES - 1.2%
Alliance Global Group Inc., 6.50%, 08/18/17	1,500	1,590
Energy Development Corp., 6.50%, 01/20/21	2,360	2,603
San Miguel Corp., 4.88%, 04/26/23	579	557
SM Investments Corp., 5.50%, 10/13/17	480	499
SMC Global Power Holdings Corp., 7.50%, (callable at 100 beginning 11/07/19) (m)	1,250	1,315
		6,564
QATAR - 0.4%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.30%, 09/30/20	1,415	1,524
6.33%, 09/30/27	330	386
		1,910
RUSSIAN FEDERATION - 0.9%
Gazprom Neft OAO Via GPN Capital SA, 4.38%, 09/19/22	1,079	917
Lukoil International Finance BV
3.42%, 04/24/18	2,930	2,810
4.56%, 04/24/23	910	810
Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18 (r)	230	220
		4,757
SINGAPORE - 0.1%
Olam International Ltd., 6.00%, 10/15/16 (v)	700	717

SOUTH AFRICA - 1.0%
Transnet SOC Ltd.
10.80%, 11/06/23, ZAR	7,000	602
8.90%, 11/14/27, ZAR	47,000	3,526
10.00%, 03/30/29, ZAR	16,500	1,267
		5,395
SOUTH KOREA - 0.0%
Kookmin Bank, 1.63%, 07/14/17	200	200

THAILAND - 0.5%
Bank of Thailand, 3.22%, 03/01/16, THB	87,900	2,632

TURKEY - 0.7%
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 11/01/22	1,200	1,073
Global Liman Isletmeleri
8.13%, 11/14/21 (r)	1,010	904
8.13%, 11/14/21	600	537
Turkiye Vakiflar Bankasi Tao, 3.75%, 04/15/18 (r)	1,230	1,219
		3,733
UKRAINE - 0.1%
MHP SA, 8.25%, 04/02/20	940	752

UNITED ARAB EMIRATES - 1.0%
Dolphin Energy Ltd., 5.50%, 12/15/21	1,360	1,540
MAF Global Securities Ltd., 7.13%, (callable at 100 beginning 10/29/18) (m)	600	645
Ruwais Power Co. PJSC, 6.00%, 08/31/36 (r)	2,740	3,128
		5,313
UNITED KINGDOM - 0.1%
Standard Chartered Bank, 9.00%, 03/19/29, IDR	8,431,000	661

UNITED STATES OF AMERICA - 0.2%
Kosmos Energy Ltd., 7.88%, 08/01/21 (r)	1,020	984

VENEZUELA - 0.4%
Petroleos de Venezuela SA
9.00%, 11/17/21	320	130
6.00%, 05/16/24	1,070	380
6.00%, 11/15/26	490	173
5.38%, 04/12/27	3,670	1,257
5.50%, 04/12/37	90	31
		1,971
VIETNAM - 0.2%
Debt and Asset Trading Corp., 1.00%, 10/10/25	2,190	1,266

Total Corporate Bonds and Notes (cost $142,483)		136,257

GOVERNMENT AND AGENCY OBLIGATIONS - 60.4%
BRAZIL - 9.1%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/16 - 08/15/40 (s), BRL	13,960	11,792
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/16 - 07/01/17 (j), BRL	50,315	13,597
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28 (r)	1,120	1,058
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/18 - 01/01/25, BRL	78,604	22,486
		48,933
CHILE - 0.1%
Inflation Indexed Bonos del Banco Central de Chile en UF, 3.00%, 03/01/22 (n), CLP	424,710	742

COLOMBIA - 4.0%
Colombia Government International Bond
12.00%, 10/22/15, COP	1,373,000	536
7.75%, 04/14/21, COP	1,138,000	480
Colombia TES
7.25%, 06/15/16, COP	4,661,800	1,833
11.25%, 10/24/18, COP	242,300	109
7.00%, 05/04/22, COP	29,411,100	11,370
10.00%, 07/24/24, COP	4,817,900	2,182
7.50%, 08/26/26, COP	971,900	366
6.00%, 04/28/28, COP	3,942,000	1,287
7.75%, 09/18/30, COP	8,557,800	3,204
		21,367
COSTA RICA - 0.2%
Costa Rica Government International Bond, 7.16%, 03/12/45 (r)	1,080	1,053

CROATIA - 0.8%
Croatia Government International Bond
6.25%, 04/27/17	660	699
3.88%, 05/30/22, EUR	3,170	3,530
6.00%, 01/26/24	350	370
		4,599
CZECH REPUBLIC - 0.6%
Czech Republic Government Bond
6.95%, 01/26/16, CZK	19,480	827
0.50%, 07/28/16, CZK	14,490	595
0.38%, 10/27/16 (i), CZK	38,170	1,567
		2,989
DOMINICAN REPUBLIC - 1.6%
Dominican Republic Bond, 11.38%, 07/06/29, DOP	48,700	1,143

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Dominican Republic International Bond
16.95%, 02/04/22, DOP	79,900	2,348
10.38%, 03/04/22, DOP	900	21
14.50%, 02/10/23, DOP	1,700	45
14.50%, 02/10/23 (r), DOP	6,000	161
11.50%, 05/10/24, DOP	39,500	957
18.50%, 02/04/28 (r), DOP	18,400	600
6.85%, 01/27/45	960	979
6.85%, 01/27/45 (r)	2,150	2,193
		8,447
HUNGARY - 2.1%
Hungary Government Bond
5.50%, 12/20/18, HUF	187,540	733
6.50%, 06/24/19, HUF	999,420	4,043
3.50%, 06/24/20, HUF	1,181,920	4,281
7.50%, 11/12/20, HUF	543,700	2,342
		11,399
INDONESIA - 0.4%
Indonesia Government International Bond, 11.63%, 03/04/19	400	524
Indonesia Treasury Bond
7.88%, 04/15/19 (r), IDR	19,500,000	1,450
6.13%, 05/15/28, IDR	3,000	—
		1,974
LATVIA - 0.1%
Republic of Latvia, 5.25%, 02/22/17	490	522

MALAYSIA - 2.0%
Malaysia Government Bond
3.26%, 03/01/18, MYR	3,240	854
4.38%, 11/29/19, MYR	3,400	930
3.89%, 07/31/20, MYR	7,460	1,992
4.16%, 07/15/21, MYR	5,600	1,514
4.05%, 09/30/21, MYR	1,630	438
3.48%, 03/15/23, MYR	1,520	390
3.96%, 09/15/25, MYR	2,460	648
4.50%, 04/15/30, MYR	14,400	3,939
		10,705
MEXICO - 8.7%
Mexico Bonos
6.25%, 06/16/16, MXN	33	2
7.75%, 12/14/17, MXN	128,945	8,858
4.75%, 06/14/18, MXN	176,865	11,299
8.50%, 12/13/18, MXN	109,591	7,775
8.00%, 06/11/20 - 12/07/23, MXN	17,706	1,259
6.50%, 06/10/21 - 06/09/22, MXN	194,404	12,819
10.00%, 12/05/24, MXN	16,780	1,367
7.50%, 06/03/27, MXN	2,550	178
Mexico Government Inflation Indexed Bond
5.00%, 06/16/16 (n), MXN	21,297	1,420
3.50%, 12/14/17 (n), MXN	2,875	195
Mexico Inflation Indexed Udibonos
4.50%, 12/04/25 (n), MXN	24,528	1,784
4.00%, 11/08/46 (n), MXN	2,435	168
		47,124
PERU - 1.2%
Peru Government International Bond
5.70%, 08/12/24 (r), PEN	11,820	3,509
8.20%, 08/12/26, PEN	2,851	1,002
6.95%, 08/12/31, PEN	6,304	1,940
6.85%, 02/12/42, PEN	1,049	311
		6,762
POLAND - 4.6%
Poland Government Bond
3.25%, 07/25/19 - 07/25/25, PLN	32,890	8,734
5.50%, 10/25/19, PLN	2,080	620
1.50%, 04/25/20, PLN	6,130	1,541
5.25%, 10/25/20, PLN	2,920	872
5.75%, 10/25/21 - 09/23/22, PLN	31,187	9,636
4.00%, 10/25/23, PLN	11,510	3,241
		24,644
PUERTO RICO - 0.8%
Commonwealth of Puerto Rico
5.25%, 07/01/27 - 07/01/37	100	60
5.13%, 07/01/31 - 07/01/37	40	24
5.50%, 07/01/32	45	27
5.63%, 07/01/32	20	12
6.00%, 07/01/34 - 07/01/39	305	189
8.00%, 07/01/35	2,205	1,488
5.88%, 07/01/36	20	12
5.75%, 07/01/38 - 07/01/41	95	59
5.00%, 07/01/41	65	39
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.50%, 07/01/28	25	17
5.00%, 07/01/33	65	42
5.75%, 07/01/37	140	91
6.00%, 07/01/38 - 07/01/44	140	93
Puerto Rico Sales Tax Financing Corp.
5.25%, 08/01/27 - 08/01/43	570	314
5.50%, 08/01/28 - 08/01/42	1,325	728
6.13%, 08/01/29	60	33
0.00%, 08/01/32 - 08/01/33 (k)	840	413
0.00%, 08/01/35 - 08/01/38 (j)	165	13
5.75%, 08/01/37	250	138
5.38%, 08/01/38 - 08/01/39	315	173
6.00%, 08/01/39 - 08/01/42	300	166
6.38%, 08/01/39	55	30
5.00%, 08/01/43	80	44
		4,205
ROMANIA - 0.8%
Romania Government Bond
5.90%, 07/26/17, RON	12,310	3,304
4.75%, 06/24/19, RON	3,400	909
		4,213
RUSSIAN FEDERATION - 4.3%
AHML Finance Ltd., 7.75%, 02/13/18 (r), RUB	90,600	1,470
Russia Federal Bond
7.60%, 04/14/21, RUB	11,090	173
7.00%, 08/16/23, RUB	358,780	5,165
Russia Government Bond
6.20%, 01/31/18, RUB	90,690	1,476
7.60%, 07/20/22, RUB	131,020	1,999
7.00%, 01/25/23, RUB	146,110	2,130
8.15%, 02/03/27, RUB	81,130	1,219
7.05%, 01/19/28, RUB	313,210	4,257
Russia Government International Bond, 7.85%, 03/10/18, RUB	305,000	5,084
		22,973
SOUTH AFRICA - 2.6%
South Africa Government Bond
7.75%, 02/28/23, ZAR	380	31
10.50%, 12/21/26, ZAR	21,470	2,054
8.00%, 01/31/30, ZAR	50,860	3,944
8.25%, 03/31/32, ZAR	34,065	2,649
8.50%, 01/31/37, ZAR	16,500	1,301

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
8.75%, 01/31/44 - 02/28/49, ZAR	53,500	4,282
		14,261
THAILAND - 5.1%
Thailand Government Bond
3.13%, 12/11/15, THB	36,710	1,095
3.25%, 06/16/17, THB	90,800	2,775
3.65%, 12/17/21, THB	379,840	11,907
3.58%, 12/17/27, THB	103,880	3,180
3.78%, 06/25/32, THB	20,200	604
Thailand Government Inflation Indexed Bond
1.20%, 07/14/21 (n), THB	120,490	3,441
1.25%, 03/12/28 (n), THB	164,219	4,402
		27,404
TURKEY - 6.7%
Republic of Turkey, 7.50%, 07/14/17	610	673
Turkey Government Bond
9.00%, 03/08/17 - 07/24/24, TRY	28,730	10,627
8.30%, 06/20/18, TRY	9,385	3,397
8.80%, 11/14/18, TRY	3,260	1,193
10.40%, 03/27/19 - 03/20/24, TRY	22,790	8,807
8.50%, 07/10/19, TRY	20,840	7,558
7.40%, 02/05/20, TRY	3,280	1,133
9.50%, 01/12/22, TRY	500	188
7.10%, 03/08/23, TRY	1,640	543
8.00%, 03/12/25, TRY	6,310	2,174
		36,293
UNITED STATES OF AMERICA - 4.4%
U.S. Treasury Bond, 3.00%, 11/15/44 - 05/15/45	2,600	2,532
U.S. Treasury Note
1.50%, 11/30/19 - 05/31/20	6,700	6,672
1.38%, 04/30/20	3,500	3,459
1.63%, 06/30/20	3,100	3,097
1.75%, 04/30/22	100	98
1.88%, 05/31/22 (o)	7,100	7,014
2.13%, 06/30/22	800	803
		23,675
VENEZUELA - 0.2%
Venezuela Government International Bond
7.75%, 10/13/19	610	238
6.00%, 12/09/20	100	37
9.00%, 05/07/23	240	93
8.25%, 10/13/24	1,540	574
7.65%, 04/21/25	110	40
11.75%, 10/21/26	240	103
9.25%, 05/07/28	30	11
11.95%, 08/05/31	370	158
9.38%, 01/13/34	70	28
7.00%, 03/31/38	130	46
		1,328

Total Government and Agency Obligations (cost $386,048)		325,612

CREDIT LINKED STRUCTURED NOTES - 8.1%
COLOMBIA - 2.1%
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 10.00%, 07/24/24, Moody’s rating N/A) (p), COP	1,642,000	736
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 11.00%, 07/24/20, Moody’s rating N/A) (p), COP	4,514,000	2,080
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	10,289,000	4,596
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 11.25%, 10/24/18, Moody’s rating N/A) (i) (r), COP	9,263,000	4,138
		11,550
INDONESIA - 5.6%
Deutsche Bank AG Credit Linked Note (Indonesia Government, 7.00%, 05/15/27, Moody’s rating Baa3) (r), IDR	17,900,000	1,200
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 06/15/32, Moody’s rating Baa3) (r), IDR	13,600,000	995
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 07/15/21, Moody’s rating Baa3) (p) (q), IDR	71,400,000	5,346
Deutsche Bank Credit Linked Note (Indonesia Government 8.38%, 03/15/24, Moody’s rating Baa3) (r), IDR	22,000,000	1,648
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.13%, 05/15/28, Moody’s rating Baa3) (r), IDR	27,187,000	1,673
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	2,800,000	173
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	46,000,000	2,849
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 7.88%, 04/15/19, Moody’s rating Baa3) (r), IDR	21,400,000	1,592
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	71,238,000	5,593
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	30,100,000	2,368
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	16,646,000	1,307
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	5,254,000	413
Standard Chartered Bank Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	18,684,000	1,157
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	9,900,000	777
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	4,261,000	335
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	26,163,000	2,054
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	5,908,000	464
		29,944
NIGERIA - 0.3%
Citigroup Funding Inc. Credit Linked Note (Nigeria Government Bond, 10.00%, 07/23/30, Moody’s rating N/A) (r), NGN	276,000	942

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Citigroup Funding Inc. Credit Linked Note (Nigeria Government Bond, 16.00%, 06/29/19, Moody’s rating N/A) (r), NGN	115,000	595
HSBC Bank Credit Linked Note (Nigeria Government Bond, 7.00%, 10/23/19, Moody’s rating N/A) (r), NGN	97,580	369
		1,906
ZAMBIA - 0.1%
Standard Chartered Bank Credit Linked Note (Zambia Government Bond, 13.00%, 08/29/24, Moody’s rating N/A) (r), ZMW	3,470	308

Total Credit Linked Structured Notes (cost $59,617)		43,708

COMMON STOCKS - 0.0%
HONG KONG - 0.0%
New Cotai LLC (c) (f)	—	34

Total Common Stocks (cost $0)		34

SHORT TERM INVESTMENTS - 2.0%
Investment Companies - 1.0%
JNL Money Market Fund, 0.01% (a) (h)	5,374	5,374

Treasury Securities - 1.0%
Mexico Cetes
0.20%, 07/02/15, MXN	795	506
0.20%, 08/20/15, MXN	4,259	2,698
0.20%, 09/10/15, MXN	1,131	715
0.20%, 10/01/15, MXN	2,320	1,464
		5,383

Total Short Term Investments (cost $10,887)		10,757

Total Investments - 95.8% (cost $599,035)		516,368
Other Assets and Liabilities, Net - 4.2%		22,688
Total Net Assets - 100.0%		$539,056

Portfolio Composition:	Percentage of Total Investments
Government Securities	63.1%
Financials	15.2
Energy	5.2
Utilities	3.3
Industrials	3.0
Telecommunication Services	2.7
Consumer Staples	2.4
Materials	1.7
Consumer Discretionary	1.3
Short Term Investments	2.1
Total Investments	100.0%

JNL/Goldman Sachs Mid Cap Value Fund

	Shares/Par (t)	Value
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 12.4%
Best Buy Co. Inc.	336	$10,971
Burlington Stores Inc. (c)	7	371
Diamond Resorts International Inc. (c)	21	652
Discovery Communications Inc. - Class A (c)	283	9,407
Fossil Group Inc. (c)	99	6,846
Gannett Co. Inc. (c)	1	8
Gap Inc.	505	19,287
Gildan Activewear Inc.	26	851
GNC Holdings Inc. - Class A	155	6,911
HanesBrands Inc.	22	731
HSN Inc.	4	290
Jack in the Box Inc.	6	562
Jarden Corp. (c)	8	430
Kate Spade & Co. (c)	232	4,997
Lear Corp.	9	985
Lennar Corp. - Class A	14	730
Liberty Broadband Corp. (c)	23	1,185
Liberty Interactive Corp. QVC Group - Interactive Class A (c)	157	4,362
Liberty Media Corp. - Class C (c)	169	6,075
Lions Gate Entertainment Corp.	9	318
Lithia Motors Inc. - Class A	5	560
Live Nation Inc. (c)	24	652
Madison Square Garden Inc. - Class A (c)	7	573
MGM Resorts International (c)	791	14,432
Mohawk Industries Inc. (c)	38	7,321
Pandora Media Inc. (c)	418	6,494
Ralph Lauren Corp. - Class A	126	16,669
Scripps Networks Interactive Inc.	161	10,520
Staples Inc.	925	14,157
Tegna Inc.	16	519
Urban Outfitters Inc. (c)	14	474
Vail Resorts Inc.	5	548
Vista Outdoor Inc. (c)	181	8,134
		157,022
CONSUMER STAPLES - 6.5%
ConAgra Foods Inc.	387	16,936
Energizer Holdings Inc.	99	13,057
Hain Celestial Group Inc. (c)	6	368
Mead Johnson Nutrition Co.	95	8,539
Molson Coors Brewing Co.	172	11,990
Pinnacle Foods Inc.	11	488
Rite Aid Corp. (c)	76	638
Spectrum Brands Holdings Inc.	6	598
Tyson Foods Inc. - Class A	352	14,995
Whole Foods Market Inc.	377	14,888
		82,497
ENERGY - 6.9%
Cameron International Corp. (c)	230	12,024
Carrizo Oil & Gas Inc. (c)	16	769
Concho Resources Inc. (c)	81	9,256
Devon Energy Corp.	358	21,318
Laredo Petroleum Holdings Inc. (c) (e)	13	166
Newfield Exploration Co. (c)	18	652
Oil States International Inc. (c)	22	811
Pioneer Natural Resources Co.	94	13,020
QEP Resources Inc.	18	336
Rice Energy Inc. (c)	26	538
SM Energy Co.	14	654
Southwestern Energy Co. (c)	805	18,287
Weatherford International Plc (c)	737	9,041
WPX Energy Inc. (c)	30	368
		87,240
FINANCIALS - 29.7%
Allied World Assurance Co. Holdings Ltd.	19	813
American Campus Communities Inc.	13	487
American Equity Investment Life Holding Co.	18	485
AmTrust Financial Services Inc. (e)	7	489
Arthur J Gallagher & Co.	284	13,426
BancorpSouth Inc.	21	533
Bank of Hawaii Corp.	12	798
Bank of the Ozarks Inc.	17	771
BankUnited Inc.	19	686
Brixmor Property Group Inc.	847	19,593
CBL & Associates Properties Inc.	41	667

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Citizens Financial Group Inc.	691	18,867
CNO Financial Group Inc.	42	767
DDR Corp.	867	13,401
E*TRADE Financial Corp. (c)	26	767
East West Bancorp Inc.	18	790
Empire State Realty Trust Inc. - Class A	43	734
Endurance Specialty Holdings Ltd.	10	648
Everest Re Group Ltd.	84	15,344
Fifth Third Bancorp	589	12,262
First Cash Financial Services Inc. (c)	4	190
First Horizon National Corp.	647	10,144
Genworth Financial Inc. - Class A (c)	994	7,524
Glacier Bancorp Inc.	13	374
Hanover Insurance Group Inc.	8	556
HCC Insurance Holdings Inc.	13	1,033
Highwoods Properties Inc.	23	933
Huntington Bancshares Inc.	1,472	16,643
Invesco Ltd.	82	3,061
Kennedy-Wilson Holdings Inc.	12	296
Legg Mason Inc.	5	263
Lincoln National Corp.	409	24,216
MarketAxess Holdings Inc.	3	243
Mid-America Apartment Communities Inc.	136	9,908
National Health Investors Inc.	8	470
Navient Corp.	1,174	21,385
OM Asset Management Plc	24	425
PacWest Bancorp	106	4,966
Pebblebrook Hotel Trust	27	1,143
Post Properties Inc.	19	1,022
Principal Financial Group Inc.	242	12,389
PrivateBancorp Inc.	21	834
ProAssurance Corp.	5	249
ProLogis Inc.	436	16,159
Prosperity Bancshares Inc.	6	355
PS Business Parks Inc.	6	444
Radian Group Inc.	40	746
Raymond James Financial Inc.	410	24,417
RLJ Lodging Trust	410	12,205
Signature Bank (c)	6	922
SLM Corp. (c)	1,425	14,063
Starwood Hotels & Resorts Worldwide Inc.	37	2,990
Starwood Property Trust Inc.	717	15,471
Stifel Financial Corp. (c)	10	580
Strategic Hotels & Resorts Inc. (c)	50	607
Texas Capital Bancshares Inc. (c)	3	193
Torchmark Corp.	14	834
UMB Financial Corp.	6	356
Validus Holdings Ltd.	243	10,699
Virtu Financial Inc. - Class A (c)	6	130
Voya Financial Inc.	264	12,287
Webster Financial Corp.	20	787
WR Berkley Corp.	130	6,731
XL Group Plc	397	14,787
Zions Bancorp	644	20,435
		376,793
HEALTH CARE - 7.6%
Air Methods Corp. (c)	12	487
Allscripts-Misys Healthcare Solutions Inc. (c)	555	7,589
Bruker Corp. (c)	28	569
Cardinal Health Inc.	82	6,820
Catalent Inc. (c)	13	388
Endo International Plc (c)	280	22,302
Envision Healthcare Holdings Inc. (c)	258	10,184
HealthSouth Corp.	16	716
HMS Holdings Corp. (c)	23	395
Laboratory Corp. of America Holdings (c)	129	15,669
Mylan NV (c)	213	14,436
Pacira Pharmaceuticals Inc. (c)	3	203
Spectranetics Corp. (c) (e)	15	355
Tornier BV (c)	16	390
Zimmer Biomet Holdings Inc.	147	16,025
		96,528
INDUSTRIALS - 12.5%
Actuant Corp. - Class A	12	268
AO Smith Corp.	3	238
Armstrong World Industries Inc. (c)	192	10,221
Carlisle Cos. Inc.	10	969
Curtiss-Wright Corp.	7	484
Dover Corp.	102	7,141
EMCOR Group Inc.	7	346
Esterline Technologies Corp. (c)	10	960
Fortune Brands Home & Security Inc.	361	16,564
Graco Inc.	4	252
Hertz Global Holdings Inc. (c)	884	16,026
Hubbell Inc. - Class B	7	711
Jacobs Engineering Group Inc. (c)	257	10,427
Kansas City Southern	120	10,948
Kennametal Inc.	11	379
Kirby Corp. (c)	138	10,609
Landstar System Inc.	7	497
Quanta Services Inc. (c)	16	459
Sensata Technologies Holding NV (c)	8	421
Terex Corp.	447	10,401
Textron Inc.	319	14,243
Timken Co.	15	551
Triumph Group Inc.	120	7,916
Tyco International Plc	305	11,742
United Continental Holdings Inc. (c)	463	24,545
Waste Connections Inc.	9	440
WESCO International Inc. (c)	10	656
West Corp.	11	345
Xylem Inc.	17	647
		159,406
INFORMATION TECHNOLOGY - 11.1%
Anixter International Inc. (c)	6	367
Atmel Corp.	1,050	10,345
Broadridge Financial Solutions Inc.	7	373
Brocade Communications Systems Inc.	1,272	15,110
Citrix Systems Inc. (c)	126	8,870
Cypress Semiconductor Corp.	32	372
DST Systems Inc.	5	617
Fidelity National Information Services Inc.	159	9,839
IAC/InterActiveCorp.	5	412
Ingram Micro Inc. - Class A (c)	27	681
JDS Uniphase Corp. (c)	635	7,353
Keysight Technologies Inc. (c)	10	302
Marvell Technology Group Ltd.	33	439
Maxim Integrated Products Inc.	393	13,573
Microchip Technology Inc.	235	11,162
NCR Corp. (c)	15	466
NetApp Inc.	260	8,199
Nice Systems Ltd. - ADR	7	452
Open Text Corp.	8	306
PTC Inc. (c)	10	404
Semtech Corp. (c)	11	219
Teradyne Inc.	15	293
Verint Systems Inc. (c)	8	469
Vishay Intertechnology Inc.	23	265
VMware Inc. - Class A (c)	175	15,017
Western Digital Corp.	155	12,163
WEX Inc. (c)	54	6,200
Xerox Corp.	759	8,077

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Xilinx Inc.	187	8,253
		140,598
MATERIALS - 6.3%
Ashland Inc.	5	628
Axalta Coating Systems Ltd. (c)	338	11,184
Bemis Co. Inc.	26	1,185
Berry Plastics Group Inc. (c)	9	307
Celanese Corp. - Class A	207	14,887
CF Industries Holdings Inc.	242	15,527
Commercial Metals Co.	9	149
Cytec Industries Inc.	8	474
Eagle Materials Inc.	5	415
Martin Marietta Materials Inc.	75	10,676
Methanex Corp.	4	205
Packaging Corp. of America	225	14,039
PolyOne Corp.	10	384
RPM International Inc.	6	299
Steel Dynamics Inc.	447	9,261
WR Grace & Co. (c)	3	335
		79,955
UTILITIES - 6.1%
Aqua America Inc.	17	419
Atmos Energy Corp.	15	789
CMS Energy Corp.	21	682
FirstEnergy Corp.	537	17,488
IDACORP Inc.	9	508
NRG Energy Inc.	538	12,319
OGE Energy Corp.	14	386
PG&E Corp.	219	10,745
Pinnacle West Capital Corp.	9	491
Questar Corp.	31	655
SCANA Corp.	204	10,334
Sempra Energy	218	21,610
Vectren Corp.	14	539
Westar Energy Inc.	14	463
		77,428

Total Common Stocks (cost $1,222,128)		1,257,467

SHORT TERM INVESTMENTS - 0.7%
Investment Companies - 0.6%
JNL Money Market Fund, 0.01% (a) (h)	7,685	7,685

Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	856	856

Total Short Term Investments (cost $8,541)		8,541

Total Investments - 99.8% (cost $1,230,669)		1,266,008
Other Assets and Liabilities, Net - 0.2%		2,299
Total Net Assets - 100.0%		$1,268,307

Portfolio Composition:	Percentage of Total Investments
Financials	29.8%
Industrials	12.6
Consumer Discretionary	12.4
Information Technology	11.1
Health Care	7.6
Energy	6.9
Consumer Staples	6.5
Materials	6.3
Utilities	6.1
Short Term Investments	0.7
Total Investments	100.0%

JNL/Goldman Sachs U.S. Equity Flex Fund

	Shares/Par (t)	Value
COMMON STOCKS - 125.6%
CONSUMER DISCRETIONARY - 21.5%
Amazon.com Inc. (c)	13	$5,843
Best Buy Co. Inc.	60	1,954
CBS Corp. - Class B	46	2,531
Comcast Corp. - Class A	103	6,184
Fossil Group Inc. (c)	42	2,947
Gap Inc.	217	8,288
General Motors Co.	104	3,477
Kate Spade & Co. (c)	92	1,987
Liberty Global Plc - Class C (c)	57	2,883
MGM Resorts International (c)	214	3,906
Pandora Media Inc. (c) (e)	183	2,851
Ralph Lauren Corp. - Class A	51	6,814
SFX Entertainment Inc. (c) (e)	389	1,748
Staples Inc.	301	4,610
TJX Cos. Inc.	68	4,502
Twenty-First Century Fox Inc. - Class B	258	8,304
Viacom Inc. - Class B (o)	130	8,396
Volkswagen AG - ADR	52	2,444
Yum! Brands Inc.	46	4,162
		83,831
CONSUMER STAPLES - 10.7%
Altria Group Inc.	73	3,566
Anheuser-Busch InBev NV - ADR	16	1,882
ConAgra Foods Inc.	123	5,369
Constellation Brands Inc. - Class A	28	3,207
Energizer Holdings Inc.	15	2,007
JM Smucker Co.	18	1,930
Molson Coors Brewing Co.	30	2,101
Mondelez International Inc. - Class A (o)	246	10,116
Tyson Foods Inc.	85	3,614
Unilever NV - ADR	78	3,250
Whole Foods Market Inc.	116	4,585
		41,627
ENERGY - 7.6%
Devon Energy Corp. (o)	171	10,159
Exxon Mobil Corp. (o)	139	11,556
Southwestern Energy Co. (c) (e)	353	8,029
		29,744
FINANCIALS - 23.1%
Affiliated Managers Group Inc. (c)	29	6,346
American International Group Inc. (o)	157	9,678
Ameriprise Financial Inc.	36	4,506
Bank of America Corp. (o)	605	10,290
Blackstone Mortgage Trust Inc. - Class A	142	3,949
Capital One Financial Corp.	18	1,567
Citigroup Inc.	142	7,844
Citizens Financial Group Inc.	128	3,485
Fifth Third Bancorp	195	4,060
Genworth Financial Inc. - Class A (c)	421	3,188
Hartford Financial Services Group Inc.	89	3,695
JPMorgan Chase & Co.	149	10,109
MetLife Inc.	134	7,497
Navient Corp.	124	2,253
Prudential Financial Inc. (o)	131	11,423
		89,890
HEALTH CARE - 19.4%
Aetna Inc.	29	3,671
Allergan Plc (c)	21	6,316
Amgen Inc.	19	2,865
Bristol-Myers Squibb Co.	31	2,041

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Celgene Corp. (c)	56	6,526
Eli Lilly & Co.	14	1,153
Express Scripts Holding Co. (c)	57	5,045
Gilead Sciences Inc.	32	3,772
Johnson & Johnson	87	8,472
Medtronic Plc (o)	132	9,760
Merck & Co. Inc.	29	1,632
Mylan NV (c)	76	5,168
Pfizer Inc.	208	6,980
UnitedHealth Group Inc.	29	3,582
Vertex Pharmaceuticals Inc. (c)	26	3,167
Walgreens Boots Alliance Inc.	65	5,492
		75,642
INDUSTRIALS - 11.9%
Boeing Co.	63	8,793
Eaton Corp. Plc	81	5,465
General Electric Co. (o)	683	18,136
Hertz Global Holdings Inc. (c)	254	4,595
Timken Co.	44	1,607
United Parcel Service Inc. - Class B	78	7,592
		46,188
INFORMATION TECHNOLOGY - 24.6%
Activision Blizzard Inc.	180	4,365
Adobe Systems Inc. (c)	44	3,543
Apple Inc. (o)	107	13,476
Cisco Systems Inc.	218	6,000
eBay Inc. (c)	77	4,658
EMC Corp. (o)	395	10,426
Google Inc. - Class A (c) (o)	28	14,878
Google Inc. - Class C (c)	4	2,307
Intel Corp.	178	5,407
Maxim Integrated Products Inc.	118	4,091
Microsoft Corp.	179	7,925
NetApp Inc.	120	3,791
Oracle Corp.	98	3,944
Red Hat Inc. (c)	52	3,981
SAP AG - ADR (e)	40	2,844
Symantec Corp.	185	4,299
		95,935
MATERIALS - 1.8%
E.I. du Pont de Nemours & Co.	81	5,189
Martin Marietta Materials Inc. (e)	13	1,903
		7,092
TELECOMMUNICATION SERVICES - 3.7%
AT&T Inc. (o)	284	10,079
Verizon Communications Inc.	96	4,482
		14,561
UTILITIES - 1.3%
FirstEnergy Corp.	39	1,278
NextEra Energy Inc.	16	1,526
PG&E Corp.	47	2,322
		5,126

Total Common Stocks (cost $462,827)		489,636

SHORT TERM INVESTMENTS - 2.6%
Investment Companies - 0.8%
JNL Money Market Fund, 0.01% (a) (h)	3,241	3,241

Securities Lending Collateral - 1.8%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	7,078	7,078

Total Short Term Investments (cost $10,319)		10,319

Total Investments - 128.2% (cost $473,146)		499,955
Total Securities Sold Short - (27.1%) (proceeds $101,696)		(105,748)
Other Assets and Liabilities, Net - (1.1%)		(4,324)
Total Net Assets - 100.0%		$389,883

SECURITIES SOLD SHORT - 27.1%
COMMON STOCKS - 27.1%
CONSUMER DISCRETIONARY - 6.4%
Abercrombie & Fitch Co. - Class A	111	$2,384
AutoZone Inc.	2	1,188
Chipotle Mexican Grill Inc. - Class A	2	1,047
Coach Inc.	35	1,224
Foot Locker Inc.	19	1,283
Interpublic Group of Cos. Inc.	71	1,362
Kohl’s Corp.	33	2,066
Las Vegas Sands Corp.	15	775
Marriott International Inc. - Class A	21	1,593
Meredith Corp.	24	1,258
Omnicom Group Inc.	16	1,113
Target Corp.	44	3,582
Time Warner Inc.	24	2,057
Walt Disney Co.	25	2,842
Zumiez Inc.	46	1,213
		24,987
CONSUMER STAPLES - 2.2%
Archer-Daniels-Midland Co.	30	1,443
Campbell Soup Co.	38	1,826
Clorox Co.	32	3,305
General Mills Inc.	33	1,813
		8,387
ENERGY - 2.8%
Chevron Corp.	24	2,327
Murphy Oil Corp.	22	909
Phillips 66	48	3,868
Transocean Ltd.	104	1,675
Valero Energy Corp.	37	2,331
		11,110
FINANCIALS - 5.1%
ACE Ltd.	7	733
Apartment Investment & Management Co.	26	970
Artisan Partners Asset Management Inc. - Class A	41	1,920
Chubb Corp.	37	3,561
FirstMerit Corp.	95	1,975
Government Properties Income Trust	111	2,058
Hudson City Bancorp Inc.	201	1,988
Janus Capital Group Inc.	101	1,735
MSCI Inc. - Class A	18	1,136
People’s United Financial Inc.	148	2,394
Valley National Bancorp	153	1,576
		20,046
HEALTH CARE - 1.7%
AmerisourceBergen Corp.	13	1,409
Anthem Inc.	5	784
Edwards Lifesciences Corp.	9	1,309
Regeneron Pharmaceuticals Inc.	2	1,084
Stryker Corp.	12	1,167

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Teva Pharmaceutical Industries Ltd. - ADR	12	690
		6,443
INDUSTRIALS - 1.9%
Cintas Corp.	23	1,949
Deere & Co.	10	994
Lockheed Martin Corp.	9	1,590
Northrop Grumman Systems Corp.	10	1,621
Precision Castparts Corp.	6	1,179
		7,333
INFORMATION TECHNOLOGY - 6.0%
Corning Inc.	144	2,835
FactSet Research Systems Inc.	19	3,106
Flextronics International Ltd.	299	3,381
International Business Machines Corp.	14	2,340
Lam Research Corp.	39	3,174
Paychex Inc.	58	2,698
Texas Instruments Inc.	58	3,002
Total System Services Inc.	68	2,838
		23,374
MATERIALS - 0.5%
Allegheny Technologies Inc.	25	754
FMC Corp.	26	1,359
		2,113
UTILITIES - 0.5%
Southern Co.	47	1,955

Total Securities Sold Short - 27.1% (proceeds $101,696)		$105,748

Long Investments Portfolio Composition:	Percentage of Total Long Investments
Information Technology	19.2%
Financials	18.0
Consumer Discretionary	16.8
Health Care	15.1
Industrials	9.2
Consumer Staples	8.3
Energy	6.0
Telecommunication Services	2.9
Materials	1.4
Utilities	1.0
Short Term Investments	2.1
Total Long Investments	100.0%

Short Investments Portfolio Composition:	Percentage of Total Short Investments
Consumer Discretionary	23.6%
Information Technology	22.1
Financials	19.0
Energy	10.5
Consumer Staples	7.9
Industrials	6.9
Health Care	6.1
Materials	2.0
Utilities	1.9
Total Short Investments	100.0%

JNL/Invesco Global Real Estate Fund

	Shares/Par (t)	Value
COMMON STOCKS - 98.6%
AUSTRALIA - 6.0%
Federation Centres Ltd.	11,131	$25,045
Goodman Group	4,970	24,003
Scentre Group	5,872	16,962
Stockland	8,438	26,645
Westfield Corp.	4,070	28,584
		121,239
CANADA - 2.3%
Allied Properties REIT	724	20,535
Canadian REIT	373	12,684
H&R REIT	740	13,298
		46,517
CHINA - 0.4%
Cheung Kong Property Holdings Ltd. (c)	686	5,686
China Resources Land Ltd.	920	2,978
		8,664
FINLAND - 0.0%
Sponda Oyj	186	687

FRANCE - 3.7%
Icade SA	86	6,168
Klepierre	130	5,742
Mercialys SA	367	8,185
Unibail-Rodamco SE	213	54,052
		74,147
GERMANY - 2.4%
Deutsche Wohnen AG	1,282	29,402
LEG Immobilien AG	259	17,973
		47,375
HONG KONG - 8.2%
Henderson Land Development Co. Ltd.	152	1,038
Hongkong Land Holdings Ltd.	4,250	34,849
Kerry Properties Ltd.	2,761	10,821
Link REIT	3,834	22,433
New World Development Ltd.	15,936	20,823
Shenzhen Investment Ltd.	3,648	1,785
Sino-Ocean Land Holdings Ltd.	2,872	2,165
Sun Hung Kai Properties Ltd.	2,911	47,108
Swire Properties Ltd.	4,620	14,737
Wharf Holdings Ltd.	1,319	8,765
		164,524
JAPAN - 12.5%
Activia Properties Inc.	1	11,255
Daiwa House REIT Investment Corp.	1	3,163
Japan Hotel REIT Investment Corp.	25	16,592
Japan Prime Realty Investment Corp.	—	786
Japan Real Estate Investment Corp.	3	13,379
Japan Retail Fund Investment Corp.	7	14,334
Kenedix Realty Investment Corp.	1	7,438
Kenedix Retail REIT Corp.	3	7,270
Mitsubishi Estate Co. Ltd.	2,964	63,839
Mitsui Fudosan Co. Ltd.	2,368	66,264
Mori Hills REIT Investment Corp.	6	8,182
Nippon Prologis REIT Inc.	2	4,523
Nomura Real Estate Office Fund Inc.	1	3,818
Sumitomo Realty & Development Co. Ltd.	253	8,867
Tokyu Fudosan Holdings Corp.	2,118	16,324
United Urban Investment Corp.	4	5,990
		252,024

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
MALTA - 0.0%
BGP Holdings Plc (f)	5,552	—

NETHERLANDS - 0.6%
Wereldhave NV	228	12,969

SINGAPORE - 2.5%
Ascendas REIT	7,006	12,791
CapitaLand Ltd.	8,755	22,736
Global Logistic Properties Ltd.	4,716	8,853
Mapletree Industrial Trust	5,422	6,280
		50,660
SWEDEN - 1.5%
Castellum AB	804	11,300
Fabege AB	724	9,861
Wihlborgs Fastigheter AB	597	9,727
		30,888
SWITZERLAND - 0.6%
Swiss Prime Site AG	154	11,696

UNITED KINGDOM - 7.1%
Big Yellow Group Plc	676	6,772
Derwent London Plc	326	17,416
Great Portland Estates Plc	2,233	27,223
Hammerson Plc	1,665	16,092
Land Securities Group Plc	3,179	60,110
Quintain Estates & Development Plc (c)	2,809	4,678
Unite Group Plc	1,239	11,124
		143,415
UNITED STATES OF AMERICA - 50.8%
American Campus Communities Inc.	326	12,298
American Tower Corp.	93	8,648
AvalonBay Communities Inc.	514	82,146
Boston Properties Inc.	420	50,888
Brixmor Property Group Inc.	1,221	28,243
Cousins Properties Inc.	2,332	24,204
DDR Corp.	838	12,955
DiamondRock Hospitality Co.	1,185	15,176
EastGroup Properties Inc.	176	9,908
Empire State Realty Trust Inc. - Class A	1,458	24,877
Equinix Inc.	83	21,158
Essex Property Trust Inc.	174	36,918
Extra Space Storage Inc.	554	36,112
Federal Realty Investment Trust	434	55,578
Health Care REIT Inc.	222	14,600
Healthcare Realty Trust Inc.	822	19,128
Healthcare Trust of America Inc. - Class A	1,186	28,402
Hilton Worldwide Holdings Inc. (c)	881	24,266
Hudson Pacific Properties Inc.	617	17,510
InfraREIT Inc.	262	7,423
Kilroy Realty Corp.	196	13,161
LaSalle Hotel Properties	617	21,886
Mid-America Apartment Communities Inc.	506	36,859
National Health Investors Inc.	217	13,500
National Retail Properties Inc.	306	10,718
Paramount Group Inc.	847	14,529
Piedmont Office Realty Trust Inc.	856	15,064
ProLogis Inc.	1,713	63,564
Public Storage	135	24,798
Realty Income Corp.	523	23,218
Retail Opportunity Investments Corp.	1,139	17,790
Rexford Industrial Realty Inc.	627	9,146
RLJ Lodging Trust	538	16,010
Simon Property Group Inc.	635	109,792
Strategic Hotels & Resorts Inc. (c)	1,027	12,446
Taubman Centers Inc.	285	19,798
UDR Inc.	191	6,129
Ventas Inc.	758	47,052
Washington REIT	252	6,545
Weingarten Realty Investors	408	13,343
		1,025,786

Total Common Stocks (cost $1,937,170)		1,990,591

SHORT TERM INVESTMENTS - 0.9%
Investment Companies - 0.9%
JNL Money Market Fund, 0.01% (a) (h)	18,063	18,063

Total Short Term Investments (cost $18,063)		18,063

Total Investments - 99.5% (cost $1,955,233)		2,008,654
Other Assets and Liabilities, Net - 0.5%		9,440
Total Net Assets - 100.0%		$2,018,094

Portfolio Composition:	Percentage of Total Investments
Financials	96.8%
Consumer Discretionary	1.2
Information Technology	1.1
Short Term Investments	0.9
Total Investments	100.0%

JNL/Invesco Small Cap Growth Fund

	Shares/Par (t)	Value
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 16.8%
BJ’s Restaurants Inc. (c)	178	$8,615
Brinker International Inc.	148	8,536
Brunswick Corp.	171	8,696
Carter’s Inc.	89	9,438
Cheesecake Factory Inc.	164	8,945
Choice Hotels International Inc.	154	8,378
Domino’s Pizza Inc.	86	9,735
DSW Inc. - Class A	233	7,780
Dunkin’ Brands Group Inc.	177	9,723
Five Below Inc. (c)	188	7,419
G-III Apparel Group Ltd. (c)	233	16,412
Group 1 Automotive Inc.	110	10,004
HomeAway Inc. (c)	233	7,248
IMAX Corp. (c)	236	9,517
Jack in the Box Inc.	127	11,179
Penn National Gaming Inc. (c)	345	6,334
Pool Corp.	134	9,406
Standard-Pacific Corp. (c)	1,022	9,103
Steven Madden Ltd. (c)	219	9,359
Texas Roadhouse Inc.	182	6,829
Vail Resorts Inc.	42	4,584
Visteon Corp. (c)	85	8,936
WABCO Holdings Inc. (c)	100	12,337
		208,513
CONSUMER STAPLES - 1.2%
B&G Foods Inc.	212	6,056
Lancaster Colony Corp.	103	9,354
		15,410
ENERGY - 3.6%
Atwood Oceanics Inc.	126	3,333
Dril-Quip Inc. (c)	91	6,834
Energen Corp.	122	8,301
Laredo Petroleum Holdings Inc. (c) (e)	288	3,627
Oasis Petroleum Inc. (c)	215	3,413
Patterson-UTI Energy Inc.	346	6,502
SemGroup Corp. - Class A	98	7,821

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Ultra Petroleum Corp. (c) (e)	381	4,772
		44,603
FINANCIALS - 7.2%
Affiliated Managers Group Inc. (c)	37	8,066
American Equity Investment Life Holding Co.	365	9,836
Cathay General Bancorp	284	9,211
Cullen/Frost Bankers Inc.	120	9,438
Hancock Holding Co.	245	7,805
Home Bancshares Inc.	241	8,811
Janus Capital Group Inc.	479	8,198
Stifel Financial Corp. (c)	157	9,091
SVB Financial Group (c)	88	12,695
WisdomTree Investments Inc.	285	6,261
		89,412
HEALTH CARE - 24.9%
ACADIA Pharmaceuticals Inc. (c)	143	6,007
Affymetrix Inc. (c)	546	5,959
Alnylam Pharmaceuticals Inc. (c)	86	10,258
Anacor Pharmaceuticals Inc. (c)	62	4,769
Bio-Techne Corp.	94	9,243
Catalent Inc. (c)	307	9,003
Chemed Corp.	108	14,150
Community Health Systems Inc. (c)	205	12,915
DexCom Inc. (c)	201	16,057
Enanta Pharmaceuticals Inc. (c)	111	4,999
Envision Healthcare Holdings Inc. (c)	236	9,314
Exact Sciences Corp. (c) (e)	520	15,473
HealthSouth Corp.	253	11,647
Hill-Rom Holdings Inc.	187	10,179
HMS Holdings Corp. (c)	169	2,900
Incyte Corp. (c)	107	11,167
Insys Therapeutics Inc. (c) (e)	65	2,344
Jazz Pharmaceuticals Plc (c)	50	8,789
KYTHERA Biopharmaceuticals Inc. (c)	120	9,046
Nektar Therapeutics (c) (e)	654	8,179
Neurocrine Biosciences Inc. (c)	207	9,872
NuVasive Inc. (c)	233	11,057
Pacira Pharmaceuticals Inc. (c)	77	5,476
PAREXEL International Corp. (c)	169	10,888
PerkinElmer Inc.	175	9,235
Repligen Corp. (c)	225	9,288
Seattle Genetics Inc. (c)	189	9,133
Select Medical Holdings Corp.	601	9,742
Sirona Dental Systems Inc. (c)	106	10,663
STERIS Corp.	115	7,379
Thoratec Corp. (c)	174	7,756
VCI Inc. (c)	308	16,753
VWR Corp. (c)	347	9,279
		308,919
INDUSTRIALS - 15.0%
Acuity Brands Inc.	79	14,201
AO Smith Corp.	146	10,535
CEB Inc.	114	9,965
Corrections Corp. of America	269	8,897
Forward Air Corp.	202	10,540
Hexcel Corp.	188	9,328
ITT Corp.	261	10,919
Kirby Corp. (c)	105	8,082
Knight Transportation Inc.	405	10,827
Lincoln Electric Holdings Inc.	120	7,310
Masonite International Corp. (c)	133	9,341
Old Dominion Freight Line Inc. (c)	115	7,888
Pitney Bowes Inc.	433	9,020
Steelcase Inc. - Class A	503	9,515
Swift Transporation Co. - Class A (c)	432	9,798
TransDigm Group Inc. (c)	44	9,969
Wabtec Corp.	116	10,912
Watsco Inc.	89	10,981
WESCO International Inc. (c)	106	7,251
		185,279
INFORMATION TECHNOLOGY - 24.5%
Arris Group Inc. (c)	385	11,780
Aspen Technology Inc. (c)	231	10,536
Atmel Corp.	1,133	11,161
Booz Allen Hamilton Holding Corp.	326	8,228
Cadence Design Systems Inc. (c)	487	9,567
Cavium Inc. (c)	166	11,392
Cognex Corp.	204	9,807
CommVault Systems Inc. (c)	195	8,273
CoStar Group Inc. (c)	74	14,917
Cray Inc. (c)	309	9,123
Envestnet Inc. (c)	166	6,725
EPAM Systems Inc. (c)	205	14,627
Fair Isaac Corp.	100	9,095
Finisar Corp. (c)	307	5,483
Guidewire Software Inc. (c)	186	9,843
Infinera Corp. (c)	366	7,680
Interactive Intelligence Group (c)	150	6,680
Manhattan Associates Inc. (c)	471	28,117
Mentor Graphics Corp.	377	9,970
MicroStrategy Inc. (c)	60	10,219
MKS Instruments Inc.	191	7,253
Monolithic Power Systems Inc.	184	9,323
Power Integrations Inc.	169	7,641
QLIK Technologies Inc. (c)	302	10,562
Qualys Inc. (c)	237	9,579
Silicon Laboratories Inc. (c)	173	9,333
SolarWinds Inc. (c)	190	8,746
SYNNEX Corp.	113	8,253
Ultimate Software Group Inc. (c)	63	10,318
Verint Systems Inc. (c)	146	8,839
		303,070
MATERIALS - 2.7%
Berry Plastics Group Inc. (c)	247	7,986
Carpenter Technology Corp.	122	4,721
Martin Marietta Materials Inc.	68	9,650
PolyOne Corp.	280	10,958
		33,315
TELECOMMUNICATION SERVICES - 1.4%
SBA Communications Corp. (c)	147	16,931

UTILITIES - 0.4%
ITC Holdings Corp.	154	4,945

Total Common Stocks (cost $1,004,162)		1,210,397

SHORT TERM INVESTMENTS - 6.6%
Investment Companies - 4.3%
JNL Money Market Fund, 0.01% (a) (h)	53,304	53,304

Securities Lending Collateral - 2.3%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	28,537	28,537

Total Short Term Investments (cost $81,841)		81,841

Total Investments - 104.3% (cost $1,086,003)		1,292,238
Other Assets and Liabilities, Net - (4.3%)		(53,458)
Total Net Assets - 100.0%		$1,238,780

See accompanying Notes to Financial Statements.

Portfolio Composition:	Percentage of Total Investments
Health Care	23.9%
Information Technology	23.5
Consumer Discretionary	16.1
Industrials	14.3
Financials	6.9
Energy	3.5
Materials	2.6
Telecommunication Services	1.3
Consumer Staples	1.2
Utilities	0.4
Short Term Investments	6.3
Total Investments	100.0%

JNL/Ivy Asset Strategy Fund (b)

	Shares/Par (t)	Value
COMMON STOCKS - 79.7%
CONSUMER DISCRETIONARY - 16.2%
CBS Corp. - Class B	572	$31,765
Continental AG	157	37,127
Delphi Automotive Plc	382	32,521
Delta Topco Ltd. (f) (p) (q)	59,271	31,626
Galaxy Entertainment Group Ltd.	16,660	66,290
Home Depot Inc. (o)	400	44,452
L Brands Inc.	350	29,963
Legend Pictures LLC (c) (f) (p) (q) (x)	15	26,068
McDonald’s Corp.	324	30,774
Media Group Holdings LLC (c) (f)	39,866	59,899
Toyota Motor Corp.	718	48,053
Twenty-First Century Fox Inc. - Class A	492	16,009
		454,547
CONSUMER STAPLES - 9.5%
Anheuser-Busch InBev NV	256	30,807
ITC Ltd.	1,480	7,326
Kraft Foods Group Inc.	93	7,875
Mead Johnson Nutrition Co. (o)	521	47,032
Mondelez International Inc.	893	36,750
Philip Morris International Inc. (o)	526	42,194
SABMiller Plc	1,039	53,857
Unilever NV - CVA	1,010	42,219
		268,060
ENERGY - 7.0%
Anadarko Petroleum Corp.	48	3,739
Apache Corp.	218	12,540
ConocoPhillips Co.	802	49,257
Noble Energy Inc.	529	22,595
Phillips 66 (o)	723	58,265
Plains GP Holdings LP - Class A	1,750	45,225
Schlumberger Ltd.	61	5,284
		196,905
FINANCIALS - 11.7%
AIA Group Ltd.	13,614	89,015
Axis Bank Ltd.	2,727	23,909
Citigroup Inc. (o)	1,124	62,068
Intesa Sanpaolo SpA	8,949	32,499
JPMorgan Chase & Co.	663	44,938
Mitsubishi UFJ Financial Group Inc.	1,119	8,049
Standard Chartered Plc	1,123	17,979
State Bank of India	2,755	11,354
Wells Fargo & Co.	691	38,868
		328,679
HEALTH CARE - 8.3%
Allergan Plc (c)	153	46,560
Amgen Inc.	269	41,343
Biogen Inc. (c)	116	46,776
Bristol-Myers Squibb Co.	389	25,877
Gilead Sciences Inc.	324	37,911
Humana Inc.	179	34,297
		232,764
INDUSTRIALS - 5.5%
Caterpillar Inc.	599	50,765
Fanuc Ltd.	128	26,191
Ingersoll-Rand Plc	450	30,319
Larsen & Toubro Ltd.	626	17,505
Volvo AB - Class B	2,356	29,252
		154,032
INFORMATION TECHNOLOGY - 19.4%
Adobe Systems Inc. (c)	591	47,901
Alibaba Group Holding Ltd. - ADR (c)	352	28,951
Alliance Data Systems Corp. (c)	114	33,223
Applied Materials Inc. (o)	1,548	29,745
ASML Holding NV - ADR (e)	108	11,225
Baidu.com - ADR - Class A (c)	210	41,787
Cognizant Technology Solutions Corp. - Class A (c) (o)	986	60,219
Google Inc. - Class A (c)	26	13,933
Intuit Inc. (o)	472	47,594
Micron Technology Inc. (c)	1,117	21,045
Microsoft Corp. (o)	1,476	65,177
Taiwan Semiconductor Manufacturing Co. Ltd.	5,368	24,417
Tencent Holdings Ltd.	2,720	54,395
Texas Instruments Inc.	691	35,578
Visa Inc. - Class A	475	31,916
		547,106
MATERIALS - 2.1%
Freeport-McMoran Inc.	705	13,129
PPG Industries Inc.	269	30,814
Rio Tinto Plc	341	14,005
		57,948

Total Common Stocks (cost $2,064,586)		2,240,041

PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
WMIH Corp., 3.00%, (callable at 1,000 beginning 01/05/18) (m) (v)	3	3,577

Total Preferred Stocks (cost $3,000)		3,577

PURCHASED OPTIONS - 0.0%
Anadarko Petroleum Corp. Call Option, Strike Price 100, Expiration 08/21/15, MSC	893	7
Apache Corporation Call Option, Strike Price 70, Expiration 07/17/15, UBS	517	2
EOG Resources Inc. Call Option, Strike Price 100, Expiration 07/17/15, MSC	431	6
EOG Resources Inc. Call Option, Strike Price 105, Expiration 10/16/15, CGM	1,781	94
Exxon Mobil Corp. Call Option, Strike Price 90, Expiration 07/17/15	444	—
Financial SPDR Fd Call Option, Strike Price 26, Expiration 09/18/15	6,738	108
Financial SPDR Fd Call Option, Strike Price 26, Expiration 09/18/15, MSC	11,203	179
Google Inc. Call Option, Strike Price 575, Expiration 07/17/15, DUB	306	46

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Google Inc. Call Option, Strike Price 700, Expiration 09/18/15, DUB	699	18
Halliburton Co. Call Option, Strike Price 50, Expiration 07/17/15, DUB	3,448	7
Halliburton Co. Call Option, Strike Price 52.50, Expiration 07/17/15, DUB	4,015	4
Micron Technology Inc. Call Option, Strike Price 31, Expiration 10/16/15, UBS	1,056	5
Micron Technology Inc. Call Option, Strike Price 32, Expiration 07/17/15, UBS	15,000	15
Microsoft Corp. Call Option, Strike Price 49, Expiration 07/17/15, BOA	2,933	6
Microsoft Corp. Call Option, Strike Price 50, Expiration 01/15/16, BOA	7,333	587
Noble Energy Inc. Call Option, Strike Price 55, Expiration 08/21/15, BOA	670	3
Noble Energy, Inc. Call Option, Strike Price 57.5, Expiration 08/21/15, BOA	645	3
Schlumberger Ltd. Call Option, Strike Price 97.50, Expiration 08/21/15, CGM	1,022	17
The Dow Chemical Co. Call Option, Strike Price 55, Expiration 07/17/15, DUB	1,824	16

Total Purchased Options (cost $5,595)		1,123

CORPORATE BONDS AND NOTES - 3.4%
CONSUMER DISCRETIONARY - 3.4%
Aston Martin Holdings UK Ltd., 10.25%, 07/15/18 (f) (p) (q) (y)	$12,753	12,564
Delta Topco Ltd., 10.00%, 11/24/16 (f) (p) (q) (y)	54,676	54,676
Legendary Pictures Funding LLC, 8.00%, 03/15/18 (f) (p) (q)	28,500	28,378

Total Corporate Bonds and Notes (cost $96,454)		95,618

PRECIOUS METALS - 3.1%
Gold Bullion	73,511	86,195

Total Precious Metals (cost $88,314)		86,195

SHORT TERM INVESTMENTS - 16.0%
Commercial Paper - 8.0%
Air Liquide US LLC, 0.15%, 07/13/15 (r)	$15,000	14,999
Air Products & Chemicals Inc., 0.13%, 07/21/15 (r)	20,000	19,999
Air Products & Chemicals Inc., 0.14%, 07/24/15 (r)	20,000	19,998
BMW US Capital LLC, 0.11%, 07/10/15 (r)	25,000	24,999
ECOLABS Inc., 0.44%, 07/14/15 (r)	25,000	24,996
Emerson Electric Co., 0.13%, 07/22/15 (r)	30,000	29,998
Kellogg Co.
0.38%, 07/08/15 (r)	10,000	9,999
0.35%, 07/13/15 (r)	25,000	24,997
Mondelez International Inc., 0.48%, 08/11/15 (r)	10,000	9,994
National Oilwell Varco Inc., 0.15%, 07/22/15 (r)	15,000	14,999
Toronto Domin Holding Inc., 0.11%, 07/20/15 (r)	25,000	24,999
Virginia Electric & Power Co., 0.38%, 07/21/15	5,000	4,999
		224,976
Investment Companies - 8.0%
JNL Money Market Fund, 0.01% (a) (h)	75,008	75,008
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (h)	149,537	149,537
		224,545
Securities Lending Collateral - 0.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	758	758

Total Short Term Investments (cost $450,279)		450,279

Total Investments - 102.3% (cost $2,708,228)		2,876,833
Other Assets and Liabilities, Net - (2.3%)		(64,479)
Total Net Assets - 100.0%		$2,812,354

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	19.1%
Information Technology	19.0
Financials	11.6
Consumer Staples	9.3
Health Care	8.1
Energy	6.8
Industrials	5.4
Precious Metals	3.0
Materials	2.0
Short Term Investments	15.7
Total Investments	100.0%

JNL/JPMorgan International Value Fund

	Shares/Par (t)	Value
COMMON STOCKS - 95.9%
AUSTRALIA - 3.2%
Australia & New Zealand Banking Group Ltd.	498	$12,365
Goodman Group	1,305	6,302
Oil Search Ltd.	810	4,455
		23,122
BELGIUM - 1.3%
Solvay SA	66	9,149

BRAZIL - 0.6%
Itau Unibanco Holding SA - ADR	402	4,397

CHINA - 1.0%
Cheung Kong Property Holdings Ltd. (c)	436	3,614
Industrial & Commercial Bank of China Ltd. - Class H	4,220	3,349
		6,963
FINLAND - 1.1%
UPM-Kymmene Oyj	451	7,988

FRANCE - 11.5%
AXA SA	528	13,396
BNP Paribas	222	13,457
Cap Gemini SA	66	5,860
GDF Suez	356	6,624
Publicis Groupe SA	44	3,254
Renault SA	112	11,712
Societe Generale SA	69	3,249
Sodexo SA	62	5,877
Thales SA	61	3,711
Total SA	312	15,319
		82,459
GERMANY - 6.2%
Bayer AG	78	10,989
Brenntag AG	92	5,274
Daimler AG	109	9,933
Deutsche Bank AG	160	4,801
Deutsche Telekom AG	205	3,532
HeidelbergCement AG	61	4,870

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Infineon Technologies AG	408	5,067
		44,466
HONG KONG - 2.3%
AIA Group Ltd.	1,459	9,541
CK Hutchison Holdings Ltd.	481	7,068
		16,609
IRELAND - 0.9%
Ryanair Holdings Plc - ADR	89	6,339

ITALY - 4.5%
Enel SpA	2,419	10,962
Intesa Sanpaolo SpA	2,227	8,086
Telecom Italia SpA (c)	6,432	8,174
UniCredit SpA	724	4,865
		32,087
JAPAN - 23.4%
Daikin Industries Ltd.	70	5,061
Daiwa House Industry Co. Ltd.	374	8,716
Dentsu Inc.	101	5,246
Hitachi Ltd.	954	6,285
Japan Airlines Co. Ltd.	220	7,670
Japan Tobacco Inc.	148	5,251
Kawasaki Heavy Industries Ltd.	1,132	5,276
Mazda Motor Corp.	195	3,816
Mitsubishi Corp.	311	6,835
Mitsubishi UFJ Financial Group Inc.	2,897	20,843
Mitsui Fudosan Co. Ltd.	338	9,458
Mitsui OSK Lines Ltd.	1,310	4,193
Nippon Telegraph & Telephone Corp.	363	13,139
ORIX Corp.	410	6,088
Seven & I Holdings Co. Ltd.	138	5,907
Sompo Japan Nipponkoa Holdings	266	9,751
Sony Corp.	362	10,291
Sumitomo Mitsui Financial Group Inc.	179	7,951
Toyota Motor Corp.	341	22,792
Yamaha Motor Co. Ltd.	145	3,168
		167,737
LUXEMBOURG - 1.1%
ArcelorMittal	822	7,987

NETHERLANDS - 5.7%
Airbus Group NV	65	4,227
ING Groep NV - CVA	704	11,697
Koninklijke KPN NV	2,163	8,292
NN Group NV	231	6,501
Royal Dutch Shell Plc - Class A	366	10,339
		41,056
NORWAY - 2.0%
DNB ASA	401	6,683
Norsk Hydro ASA	1,797	7,540
		14,223
SINGAPORE - 1.2%
DBS Group Holdings Ltd.	544	8,339

SOUTH KOREA - 1.4%
Samsung Electronics Co. Ltd.	9	9,720

SPAIN - 2.0%
Bankia SA	3,191	4,062
Repsol SA	561	9,890
		13,952
SWEDEN - 1.3%
Electrolux AB	290	9,073

SWITZERLAND - 7.1%
Credit Suisse Group AG	311	8,570
Nestle SA	119	8,556
Novartis AG	127	12,474
Roche Holding AG	47	13,084
Zurich Financial Services AG	27	8,300
		50,984
UNITED KINGDOM - 18.1%
AstraZeneca Plc	106	6,700
Aviva Plc	1,479	11,455
BAE Systems Plc	663	4,698
Barclays Plc	3,263	13,375
BG Group Plc	695	11,570
British American Tobacco Plc	131	7,068
Dixons Carphone Plc	792	5,630
InterContinental Hotels Group Plc	154	6,222
Lloyds Banking Group Plc	7,522	10,096
National Grid Plc	535	6,890
SABMiller Plc	67	3,468
Shire Plc	88	7,031
TUI AG	359	5,808
Vodafone Group Plc	5,758	21,005
Wolseley Plc	138	8,818
		129,834

Total Common Stocks (cost $672,954)		686,484

PREFERRED STOCKS - 0.8%
GERMANY - 0.8%
Porsche Automobil Holding SE	67	5,644

Total Preferred Stocks (cost $6,722)		5,644

RIGHTS - 0.1%
SPAIN - 0.1%
Repsol SA (c)	561	291

Total Rights (cost $303)		291

SHORT TERM INVESTMENTS - 2.2%
Investment Companies - 2.2%
JNL Money Market Fund, 0.01% (a) (h)	15,877	15,877

Total Short Term Investments (cost $15,877)		15,877

Total Investments - 99.0% (cost $695,856)		708,296
Other Assets and Liabilities, Net - 1.0%		7,278
Total Net Assets - 100.0%		$715,574

Portfolio Composition:	Percentage of Total Investments
Financials	34.8%
Consumer Discretionary	15.3
Industrials	8.8
Telecommunication Services	7.6
Energy	7.3
Health Care	7.1
Materials	5.3
Consumer Staples	4.3
Information Technology	3.8
Utilities	3.5
Short Term Investments	2.2
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/JPMorgan MidCap Growth Fund

	Shares/Par (t)	Value
COMMON STOCKS - 96.6%
CONSUMER DISCRETIONARY - 19.3%
Big Lots Inc.	366	$16,466
Dollar General Corp.	306	23,804
GameStop Corp. - Class A (e)	386	16,570
Gildan Activewear Inc.	393	13,070
GNC Holdings Inc. - Class A	311	13,811
Harley-Davidson Inc.	243	13,682
Hilton Worldwide Holdings Inc. (c)	906	24,955
Mohawk Industries Inc. (c)	166	31,651
Netflix Inc. (c)	34	22,007
Norwegian Cruise Line Holdings Ltd. (c)	397	22,220
Pandora Media Inc. (c)	257	3,986
Ralph Lauren Corp. - Class A	69	9,100
Tesla Motors Inc. (c)	57	15,237
Toll Brothers Inc. (c)	388	14,810
Tractor Supply Co.	151	13,563
TripAdvisor Inc. (c)	107	9,307
Ulta Salon Cosmetics & Fragrance Inc. (c)	157	24,295
Urban Outfitters Inc. (c)	460	16,082
Williams-Sonoma Inc.	164	13,509
		318,125
CONSUMER STAPLES - 2.6%
Monster Beverage Corp. (c)	206	27,622
Sprouts Farmers Market Inc. (c)	574	15,478
		43,100
ENERGY - 2.8%
Concho Resources Inc. (c)	198	22,521
Dril-Quip Inc. (c)	130	9,798
Range Resources Corp.	276	13,634
		45,953
FINANCIALS - 11.6%
Affiliated Managers Group Inc. (c)	125	27,391
CBRE Group Inc. - Class A (c)	941	34,798
East West Bancorp Inc.	323	14,481
Lazard Ltd. - Class A	408	22,941
McGraw-Hill Financial. Inc.	279	28,005
Moody’s Corp.	169	18,191
Signature Bank (c)	155	22,647
TD Ameritrade Holding Corp.	633	23,289
		191,743
HEALTH CARE - 16.6%
Acadia HealthCare Co. Inc. (c)	285	22,316
BioMarin Pharmaceutical Inc. (c)	98	13,336
Brookdale Senior Living Inc. (c)	484	16,798
Envision Healthcare Holdings Inc. (c)	631	24,928
Horizon Pharma Plc (c)	403	13,986
Humana Inc.	122	23,260
Illumina Inc. (c)	114	24,871
Inovalon Holdings Inc. - Class A (c) (e)	125	3,479
Insulet Corp. (c)	242	7,489
Intercept Pharmaceuticals Inc. (c)	41	9,969
Jazz Pharmaceuticals Plc (c)	102	18,030
Perrigo Co. Plc	44	8,170
Premier Inc. - Class A (c)	354	13,603
Receptos Inc. (c)	66	12,448
Sirona Dental Systems Inc. (c)	218	21,872
Valeant Pharmaceuticals International Inc. (c)	67	14,795
Veeva Systems Inc. - Class A (c)	419	11,736
Vertex Pharmaceuticals Inc. (c)	97	11,953
		273,039
INDUSTRIALS - 15.7%
Acuity Brands Inc.	213	38,372
AO Smith Corp.	269	19,341
Carlisle Cos. Inc.	274	27,393
Delta Air Lines Inc.	679	27,906
Fortune Brands Home & Security Inc.	350	16,028
HD Supply Holdings Inc (c)	652	22,920
Lennox International Inc.	145	15,636
Middleby Corp. (c)	159	17,867
Pall Corp.	197	24,467
Stericycle Inc. (c)	125	16,747
Waste Connections Inc.	254	11,987
Watsco Inc.	156	19,241
		257,905
INFORMATION TECHNOLOGY - 24.7%
Alliance Data Systems Corp. (c)	105	30,537
Amphenol Corp. - Class A	461	26,736
Applied Materials Inc.	941	18,094
Arista Networks Inc. (c)	194	15,817
Autodesk Inc. (c)	68	3,412
Avago Technologies Ltd.	120	15,885
Ciena Corp. (c)	628	14,878
CoStar Group Inc. (c)	108	21,676
Dealertrack Technologies Inc. (c)	238	14,963
Electronic Arts Inc. (c)	387	25,762
FitBit Inc. - Class A (c) (e)	231	8,835
Gartner Inc. (c)	209	17,954
Guidewire Software Inc. (c)	314	16,597
Harris Corp.	212	16,313
Lam Research Corp.	203	16,514
Mobileye NV (c)	290	15,419
NetSuite Inc. (c)	104	9,560
NXP Semiconductors NV (c)	314	30,815
Palo Alto Networks Inc. (c)	104	18,239
ServiceNow Inc. (c)	200	14,825
Tableau Software Inc. - Class A (c)	101	11,691
VeriFone Systems Inc. (c)	582	19,768
Workday Inc. - Class A (c)	146	11,145
Zebra Technologies Corp. - Class A (c)	108	12,038
		407,473
MATERIALS - 3.3%
Eagle Materials Inc.	207	15,831
Sherwin-Williams Co.	139	38,338
		54,169

Total Common Stocks (cost $1,334,062)		1,591,507

SHORT TERM INVESTMENTS - 5.3%
Investment Companies - 4.0%
JNL Money Market Fund, 0.01% (a) (h)	65,592	65,592

Securities Lending Collateral - 1.3%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	21,991	21,991

Total Short Term Investments (cost $87,583)		87,583

Total Investments - 101.9% (cost $1,421,645)		1,679,090
Other Assets and Liabilities, Net - (1.9%)		(30,636)
Total Net Assets - 100.0%		$1,648,454

Portfolio Composition:	Percentage of Total Investments
Information Technology	24.3%
Consumer Discretionary	18.9
Health Care	16.3
Industrials	15.4
Financials	11.4
Materials	3.2
Energy	2.7
Consumer Staples	2.6
Short Term Investments	5.2
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/Lazard Emerging Markets Fund

	Shares/Par (t)	Value
COMMON STOCKS - 97.0%
ARGENTINA - 1.3%
YPF SA - ADR - Class D	604	$16,567

BRAZIL - 12.3%
AMBEV SA - ADR	2,992	18,249
Banco do Brasil SA	3,998	31,054
BB Seguridade Participacoes SA	1,638	18,036
CCR SA	1,455	7,006
Cielo SA	1,689	23,869
Cielo SA - ADR	419	5,930
Companhia Energetica de Minas Gerais - ADR	1,426	5,435
Estacio Participacoes SA	556	3,211
Localiza Rent a Car SA	907	8,983
Natura Cosmeticos SA	709	6,344
Petroleo Brasileiro SA - ADR (c)	306	2,493
Souza Cruz SA	1,413	11,154
Vale SA - ADR (e)	772	4,549
Vale SA - ADR	266	1,341
Via Varejo SA	1,109	4,007
		151,661
CHINA - 17.4%
AAC Technologies Holdings Inc.	617	3,477
Agricultural Bank of China - Class H	12,423	6,674
Anhui Conch Cement Co. Ltd. - Class H	1,187	4,157
Baidu.com - ADR - Class A (c)	205	40,796
China Construction Bank Corp. - Class H	52,492	47,881
China Mobile Ltd. - ADR	485	31,067
China Shenhua Energy Co. Ltd. - Class H	4,594	10,461
China State Construction International Holdings Ltd.	2,924	5,260
CNOOC Ltd.	11,625	16,490
Huabao International Holdings Ltd.	10,570	6,354
NetEase.com - ADR	198	28,723
New Oriental Education & Technology Group - ADR (c)	115	2,822
Ping An Insurance Group Co. of China Ltd. - Class H	311	4,197
Weichai Power Co. Ltd. - Class H	1,794	5,971
		214,330
COLOMBIA - 0.4%
BanColombia SA - ADR	76	3,285
Pacific Rubiales Energy Corp.	375	1,416
		4,701
EGYPT - 1.3%
Commercial International Bank Egypt SAE - GDR	2,234	16,453

HONG KONG - 0.3%
Techtronic Industries Co.	1,208	3,948

HUNGARY - 1.0%
OTP Bank Plc	644	12,733

INDIA - 9.8%
Aurobindo Pharma Ltd.	247	5,640
Axis Bank Ltd.	3,553	31,146
Bajaj Auto Ltd.	288	11,501
Bharat Heavy Electricals Ltd.	1,994	7,753
HCL Technologies Ltd.	759	10,961
Hero Honda Motors Ltd.	267	10,583
ICICI Bank Ltd. - ADR	447	4,660
Punjab National Bank	4,711	10,269
Reliance Industries Ltd.	277	4,347
Tata Consultancy Services Ltd.	603	24,175
		121,035
INDONESIA - 6.2%
Astra International Tbk PT	18,545	9,816
Bank Mandiri Persero Tbk PT	23,896	17,963
Bank Rakyat Indonesia Persero Tbk PT	6,554	5,072
PT Semen Indonesia	7,408	6,654
Telekomunikasi Indonesia PT - ADR	599	26,012
United Tractors Tbk PT	6,948	10,596
		76,113
MACAU - 0.7%
Wynn Macau Ltd.	5,287	8,809

MEXICO - 2.1%
Grupo Financiero Banorte SAB de CV	660	3,626
Grupo Mexico SAB de CV	4,077	12,266
Kimberly-Clark de Mexico SAB de CV	4,773	10,322
		26,214
PAKISTAN - 1.7%
Habib Bank Ltd.	3,663	7,743
Oil & Gas Development Co. Ltd.	3,052	5,375
Pakistan Petroleum Ltd.	4,875	7,869
		20,987
PERU - 0.3%
Credicorp Ltd.	23	3,153

PHILIPPINES - 1.6%
Philippine Long Distance Telephone Co. - ADR	308	19,198

POLAND - 0.2%
Eurocash SA	272	2,703

RUSSIAN FEDERATION - 7.5%
Eurasia Drilling Co. Ltd. - GDR	16	265
Gazprom OAO - ADR	3,289	17,137
Lukoil OAO - ADR	223	9,812
Magnit PJSC - GDR	133	7,407
MegaFon PJSC	561	7,793
Mobile Telesystems OJSC - ADR	1,466	14,341
NovaTek OAO - GDR	43	4,356
Sberbank of Russia - ADR (e)	4,963	25,878
X5 Retail Group NV - GDR (c)	250	4,156
Yandex NV - Class A (c)	131	1,987
		93,132
SOUTH AFRICA - 7.0%
Bidvest Group Ltd.	318	8,050
Imperial Holdings Ltd.	494	7,515
Nedbank Group Ltd.	398	7,908
PPC Ltd.	2,876	4,172
Sanlam Ltd.	1,170	6,369
Shoprite Holdings Ltd.	1,051	14,978
Standard Bank Group Ltd.	1,006	13,232
Tiger Brands Ltd.	253	5,896
Vodacom Group Ltd.	653	7,452
Woolworths Holdings Ltd.	1,272	10,307
		85,879

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
SOUTH KOREA - 11.7%
Coway Co. Ltd.	122	9,986
Hanwha Life Insurance Co. Ltd.	1,907	13,556
Hyundai Mobis	56	10,579
KB Financial Group Inc.	362	11,952
KT&G Corp.	187	15,944
Samsung Electronics Co. Ltd.	31	35,549
Shinhan Financial Group Co. Ltd.	668	24,864
SK Hynix Inc.	575	21,807
		144,237
TAIWAN - 6.5%
Advanced Semiconductor Engineering Inc.	2,155	2,920
Catcher Technology Co. Ltd.	470	5,876
Eclat Textile Co. Ltd.	215	3,528
Hon Hai Precision Industry Co. Ltd.	1,002	3,149
Hon Hai Precision Industry Co. Ltd. - GDR	1,629	11,143
MediaTek Inc.	131	1,791
Taiwan Semiconductor Manufacturing Co. Ltd.	3,229	14,687
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,642	37,294
		80,388
THAILAND - 1.9%
CP ALL PCL	7,252	9,914
PTT Exploration & Production PCL	2,214	7,123
Siam Cement PCL	424	6,487
		23,524
TURKEY - 5.1%
Akbank T.A.S.	3,944	11,401
Aselsan Elektronik Sanayi Ve Ticaret A/S	614	3,182
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,844	1,899
Ford Otomotiv Sanayi A/S	155	2,069
KOC Holding A/S	1,767	8,169
KOC Holding A/S - ADR	201	4,686
TAV Havalimanlari Holding A/S	363	3,082
Turkcell Iletisim Hizmetleri A/S	2,200	10,121
Turkcell Iletisim Hizmetleri A/S - ADR	332	3,809
Turkiye Is Bankasi SA - Class C	6,818	14,338
		62,756
UNITED KINGDOM - 0.5%
British American Tobacco Plc	394	6,472

UNITED STATES OF AMERICA - 0.2%
Freeport-McMoran Inc.	126	2,344

Total Common Stocks (cost $1,263,404)		1,197,337

SHORT TERM INVESTMENTS - 2.8%
Investment Companies - 2.4%
JNL Money Market Fund, 0.01% (a) (h)	29,949	29,949

Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	4,852	4,852

Total Short Term Investments (cost $34,801)		34,801

Total Investments - 99.8% (cost $1,298,205)		1,232,138
Other Assets and Liabilities, Net - 0.2%		2,225
Total Net Assets - 100.0%		$1,234,363

Portfolio Composition:	Percentage of Total Investments
Financials	28.8%
Information Technology	22.3
Telecommunication Services	9.7
Consumer Staples	9.2
Energy	8.4
Consumer Discretionary	8.0
Industrials	5.9
Materials	3.9
Health Care	0.5
Utilities	0.5
Short Term Investments	2.8
Total Investments	100.0%

JNL/Mellon Capital Emerging Markets Index Fund

	Shares/Par (t)	Value
COMMON STOCKS - 92.5%
BRAZIL - 4.5%
AMBEV SA	1,172	$7,184
B2W Compania Global Do Varejo (c)	22	145
Banco Bradesco SA	183	1,636
Banco do Brasil SA	206	1,602
Banco Santander Brasil SA	110	592
BB Seguridade Participacoes SA	174	1,911
BM&F Bovespa SA	427	1,610
BR Malls Participacoes SA	107	504
BRF SA	160	3,389
CCR SA	218	1,051
CETIP SA - Mercados Organizados	60	654
Cia de Saneamento Basico do Estado de Sao Paulo	83	440
Cia Siderurgica Nacional SA	156	259
Cielo SA	209	2,960
Cosan SA Industria e Comercio	30	242
CPFL Energia SA	57	348
Cyrela Brazil Realty SA	55	175
Duratex SA	61	144
EcoRodovias Infraestrutura e Logistica SA	50	126
EDP - Energias do Brasil SA	47	174
Empresa Brasileira de Aeronautica SA	159	1,202
Estacio Participacoes SA	70	406
Fibria Celulose SA	61	840
Hypermarcas SA (c)	84	612
JBS SA	186	979
Klabin SA	144	879
Kroton Educacional SA	329	1,257
Localiza Rent a Car SA	41	403
Lojas Americanas SA	30	130
Lojas Renner SA	32	1,158
M Dias Branco SA	8	211
Multiplan Empreendimentos Imobiliarios SA	19	291
Natura Cosmeticos SA	44	391
Odontoprev SA	79	275
Petroleo Brasileiro SA (c)	723	3,272
Porto Seguro SA	31	407
Qualicorp SA	51	321
Raia Drogasil SA	51	658
Souza Cruz SA	90	713
Sul America SA	51	249
Tim Participacoes SA	204	669
Totvs SA	28	348
Tractebel Energia SA	42	461
Transmissora Alianca de Energia Eletrica SA	16	105
Ultrapar Participacoes SA	88	1,854
Vale SA	315	1,861
Via Varejo SA	39	141
WEG SA	149	916
		46,155

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
CHILE - 1.1%
AES Gener SA	637	363
Aguas Andinas SA - Class A	640	364
Banco de Chile	5,475	600
Banco de Credito e Inversiones	8	369
Banco Santander Chile	16,217	820
Cencosud SA	302	727
Cia Cervecerias Unidas SA	38	408
Colbun SA	2,016	574
Corpbanca SA	32,804	362
Empresa Nacional de Electricidad SA	778	1,077
Empresas CMPC SA	312	850
Empresas COPEC SA	108	1,146
Enersis SA	4,831	1,536
ENTEL Chile SA	30	329
Latam Airlines Group SA (c)	74	527
S.A.C.I. Falabella	124	864
Sonda SA	97	202
Vina Concha y Toro SA	105	183
		11,301
CHINA - 20.8%
AAC Technologies Holdings Inc.	177	995
Agricultural Bank of China - Class H	5,781	3,105
Air China Ltd. - Class H (f)	434	490
Aluminum Corp. of China Ltd. - Class H (c)	964	482
Anhui Conch Cement Co. Ltd. - Class H	295	1,034
AviChina Industry & Technology Co. Ltd. - Class H	528	515
Bank of China Ltd. - Class H	19,676	12,770
Bank of Communications Co. Ltd. - Class H	2,202	2,292
Beijing Capital International Airport Co. Ltd. - Class H	332	382
Beijing Enterprises Holdings Ltd.	124	928
Beijing Enterprises Water Group Ltd.	1,058	867
Belle International Holdings Ltd.	1,107	1,275
Brilliance China Automotive Holdings Ltd. (e)	718	1,118
BYD Co. Ltd. - Class H (e)	154	920
China Agri-Industries Holdings Ltd. (e)	591	337
China Citic Bank - Class H	2,060	1,640
China Coal Energy Co. - Class H (e)	712	424
China Communication Services Corp. Ltd. - Class H	620	313
China Communications Constructions Co. Ltd. - Class H	1,077	1,608
China Conch Venture Holdings Ltd.	196	450
China Construction Bank Corp. - Class H	20,815	18,986
China COSCO Holdings Co. Ltd. - Class H (c) (e)	566	365
China Everbright International Ltd.	628	1,125
China Everbright Ltd.	242	838
China Gas Holdings Ltd.	449	718
China Huishan Dairy Holdings Co. Ltd. (e)	1,374	314
China International Marine Containers Group Co. Ltd. - Class H	138	353
China Life Insurance Co. Ltd.	684	700
China Life Insurance Co. Ltd. - Class H	1,847	8,018
China Longyuan Power Group Corp. - Class H	826	917
China Mengniu Dairy Co. Ltd.	345	1,718
China Merchants Bank Co. Ltd. - Class H	1,126	3,270
China Merchants Holdings International Co. Ltd.	273	1,168
China Minsheng Banking Corp. Ltd. - Class H	1,464	1,916
China Mobile Ltd.	1,520	19,443
China National Building Material Co. Ltd. - Class H	756	714
China Oilfield Services Ltd. - Class H (e)	432	687
China Overseas Land & Investment Ltd.	970	3,416
China Pacific Insurance Group Co. Ltd. - Class H	646	3,094
China Petroleum & Chemical Corp. - Class H	6,228	5,344
China Railway Construction Corp. Ltd. - Class H	464	716
China Railway Group Ltd. - Class H	981	1,058
China Resources Cement Holdings Ltd.	518	289
China Resources Enterprise Ltd.	294	947
China Resources Gas Group Ltd.	208	616
China Resources Land Ltd.	699	2,261
China Resources Power Holdings Co. Ltd.	455	1,269
China Shenhua Energy Co. Ltd. - Class H	833	1,898
China Shipping Container Lines Co. Ltd. - Class H (c)	1,013	395
China Southern Airlines Co. Ltd. - Class H	400	469
China State Construction International Holdings Ltd.	464	835
China Taiping Insurance Holdings Co. Ltd. (c)	399	1,430
China Telecom Corp. Ltd. - Class H	3,404	1,994
China Unicom Hong Kong Ltd.	1,465	2,291
Chongqing Changan Automobile Co. Ltd. - Class B	221	564
Chongqing Rural Commercial Bank - Class H	660	528
CITIC Securities Co. Ltd. - Class H	533	1,915
CNOOC Ltd.	4,440	6,298
Country Garden Holdings Co.	1,463	642
CRRC Corp. Ltd. - Class H (e)	1,012	1,553
Datang International Power Generation Co. Ltd. - Class H	710	364
Dongfeng Motor Group Co. Ltd. - Class H	646	865
ENN Energy Holdings Ltd.	190	1,144
Far East Horizon Ltd.	499	474
Fosun International Ltd.	440	1,034
Franshion Properties China Ltd.	1,038	370
GF Securities Co. Ltd. - Class H (c) (e)	247	635
Great Wall Motor Co. Ltd. - Class H (f)	247	1,189
Guangzhou Automobile Group Co. Ltd. - Class H	526	487
Guangzhou R&F Properties Co. Ltd. - Class H (c)	290	355
Haitian International Holdings Ltd.	144	338
Huaneng Power International Inc. - Class H	846	1,177
Huaneng Renewables Corp. Ltd. - Class H	1,102	444
Huatai Securities Co. Ltd. - Class H (c)	209	590
Industrial & Commercial Bank of China Ltd. - Class H	18,264	14,493
Inner Mongolia Yitai Coal Co. Ltd. - Class B	280	403
Jiangsu Expressway Co. Ltd. - Class H	309	406
Jiangxi Copper Co. Ltd. - Class H	336	560
Luye Pharma Group Ltd. (c) (e)	272	291
PetroChina Co. Ltd. - Class H	5,249	5,846
Ping An Insurance Group Co. of China Ltd. - Class H	647	8,725
Shandong Weigao Group Medical Polymer Co. Ltd.	390	291
Shanghai Electric Group Co. Ltd. - Class H (e)	678	553
Shanghai Industrial Holdings Ltd.	143	484
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	168	468
Shenzhou International Group Holdings Ltd.	129	627
Sihuan Pharmaceutical Holdings Group Ltd. (f)	974	554
Sinopec Shanghai Petrochemical Co. Ltd. - Class H	786	425
Sinopharm Group Co. Ltd. - Class H	301	1,338
Soho China Ltd.	470	306
Sun Art Retail Group Ltd. (e)	533	479
Sunac China Holdings Ltd.	410	448

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Tencent Holdings Ltd.	1,275	25,488
Tingyi Cayman Islands Holding Corp.	465	950
Tsingtao Brewery Co. Ltd. - Class H	92	558
Want Want China Holdings Ltd.	1,450	1,531
Weichai Power Co. Ltd. - Class H	117	391
Yanzhou Coal Mining Co. Ltd. - Class H (e)	402	314
Zhejiang Expressway Co. Ltd. - Class H	342	474
Zhuzhou CSR Times Electric Co. Ltd. - Class H	129	961
Zijin Mining Group Co. Ltd. (e)	1,430	503
ZTE Corp. - Class H	204	519
		210,869
COLOMBIA - 0.4%
Almacenes Exito SA	50	431
Cementos Argos SA	111	391
Corp. Financiera Colombiana SA	20	276
Ecopetrol SA	1,177	777
Grupo Argos SA	76	495
Grupo de Inversiones Suramericana SA	58	824
Interconexion Electrica SA	92	259
Isagen SA ESP	177	186
		3,639
CZECH REPUBLIC - 0.2%
CEZ A/S	39	913
Komercni Banka A/S	4	890
		1,803
EGYPT - 0.2%
Commercial International Bank	205	1,507
Global Telecom Holding SAE (c)	674	222
Talaat Moustafa Group	311	361
		2,090
GREECE - 0.3%
Alpha Bank AE (c)	1,159	350
Eurobank Ergasias SA (c)	2,509	335
Folli Follie SA	9	228
Hellenic Telecommunications Organization SA	60	505
JUMBO SA	32	240
National Bank of Greece SA (c)	362	399
OPAP SA	53	423
Piraeus Bank SA (c)	441	163
Titan Cement Co. SA	10	216
		2,859
HONG KONG - 3.4%
Alibaba Health Information Technology Ltd. (c) (e)	614	638
Alibaba Pictures Group Ltd. (c) (e)	2,480	961
Anta Sports Products Ltd.	220	534
BBMG Corp. - Class H	334	338
CGN Power Co. Ltd.	1,725	902
China Cinda Asset Management Co. Ltd. - Class H	2,240	1,246
China Everbright Bank Co. Ltd. - Class H	923	553
China Galaxy Securities Co. Ltd. - Class H	821	1,066
China Medical System Holdings Ltd.	264	370
China Power International Development Ltd.	847	645
China Vanke Co. Ltd. - Class H	305	748
Citic Pacific Ltd.	537	963
COSCO Pacific Ltd.	464	629
CSPC Pharmaceutical Group Ltd.	978	966
Dalian Wanda Commercial Properties Co. Ltd. - Class H (e)	78	625
Evergrande Real Estate Group Ltd.	1,302	776
GCL New Energy Holdings (c) (e)	2,519	580
Geely Automobile Holdings Ltd. (e)	1,250	666
Goldin Properties Holdings Ltd. (c) (e)	332	350
GOME Electrical Appliances Holdings Ltd.	2,730	602
Guangdong Investment Ltd.	732	1,024
Haier Electronics Group Co. Ltd.	316	851
Haitong Securities Co. Ltd. - Class H (e)	647	1,706
Hanergy Thin Film Power Group Ltd. (c) (e) (f)	3,098	850
Hengan International Group Co. Ltd.	181	2,154
Huadian Power International Corp. Ltd.	424	469
Kingsoft Corp Ltd. (e)	169	570
Kunlun Energy Co. Ltd.	764	776
Lenovo Group Ltd.	1,636	2,262
Longfor Properties Co. Ltd.	346	549
New China Life Insurance Co. Ltd. - Class H	199	1,190
New World China Land Ltd.	626	369
Nine Dragons Paper Holdings Ltd.	429	374
People’s Insurance Co. Group of China Ltd. - Class H	1,599	1,022
PICC Property & Casualty Co. Ltd. - Class H	851	1,937
Semiconductor Manufacturing International Corp. (c)	5,952	649
Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class H (e)	96	354
Shimao Property Holdings Ltd.	357	703
Shui On Land Ltd. (e)	1,020	289
Sino Biopharmaceutical	740	858
Sino-Ocean Land Holdings Ltd.	823	620
Sinopec Engineering Group Co. Ltd. - Class H	274	253
Sinotrans Ltd. - Class H	495	330
Yuexiu Property Co. Ltd.	1,788	389
		34,706
HUNGARY - 0.2%
MOL Hungarian Oil and Gas Plc	9	470
OTP Bank Plc (e)	54	1,075
Richter Gedeon Nyrt	35	532
		2,077
INDIA - 7.5%
ACC Ltd.	11	257
Adani Transmission Ltd. (c) (f)	35	21
Adani Port and Special Economic Zone Ltd.	172	832
Aditya Birla Nuvo Ltd.	8	212
Ambuja Cements Ltd.	163	587
Apollo Hospitals Enterprise Ltd.	18	366
Asian Paints Ltd.	73	862
Aurobindo Pharma Ltd.	35	796
Bajaj Auto Ltd.	20	789
Bharat Forge Ltd.	23	382
Bharat Heavy Electricals Ltd.	133	516
Bharat Petroleum Corp. Ltd.	41	567
Bharti Airtel Ltd.	304	2,000
Bharti Infratel Ltd.	124	869
Bosch Ltd.	2	616
Cairn India Ltd.	113	322
Cipla Ltd.	81	783
Coal India Ltd.	165	1,089
Container Corp. of India Ltd.	18	479
Dabur India Ltd.	136	597
Divi’s Laboratories Ltd.	12	343
DLF Ltd.	87	160
Dr. Reddy’s Laboratories Ltd.	28	1,564
Eicher Motors Ltd.	2	757
GAIL India Ltd.	102	628
GlaxoSmithKline Consumer Healthcare Ltd.	3	246
Godrej Consumer Products Ltd.	28	554
HCL Technologies Ltd.	142	2,054
Hero Honda Motors Ltd.	12	472
Hindalco Industries Ltd.	292	512
Hindustan Unilever Ltd.	189	2,722

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Housing Development Finance Corp.	366	7,446
ICICI Bank Ltd.	266	1,290
Idea Cellular Ltd.	260	718
Infosys Ltd.	450	6,996
ITC Ltd.	558	2,762
Jindal Steel & Power Ltd.	98	132
JSW Steel Ltd.	19	261
Larsen & Toubro Ltd.	80	2,239
LIC Housing Finances Ltd.	65	458
Lupin Ltd.	56	1,661
Mahindra & Mahindra Financial Services Ltd.	68	300
Mahindra & Mahindra Ltd.	95	1,903
Marico Ltd.	63	445
Motherson Sumi Systems Ltd.	58	475
Nestle India Ltd.	6	550
NTPC Ltd.	311	671
Oil & Natural Gas Corp. Ltd.	222	1,076
Oil India Ltd.	31	217
Piramal Healthcare Ltd.	14	202
Power Finance Corp. Ltd.	60	243
Reliance Communications Ltd.	178	173
Reliance Industries Ltd.	324	5,084
Rural Electrification Corp. Ltd.	72	309
Shree Cement Ltd.	2	419
Shriram Transport Finance Co. Ltd.	36	488
Siemens Ltd.	19	405
State Bank of India	357	1,472
Sun Pharmaceutical Industries Ltd.	206	2,823
Tata Consultancy Services Ltd.	117	4,704
Tata Motors Ltd.	207	1,401
Tata Power Co. Ltd.	319	371
Tata Steel Ltd.	68	323
Tech Mahindra Ltd.	65	486
Ultratech Cement Ltd.	10	452
United Breweries Ltd.	16	239
United Phosphorus Ltd.	63	529
United Spirits Ltd. (c)	15	809
Vedanta Ltd.	228	619
Wipro Ltd.	147	1,260
Zee Entertainment Enterprises Ltd.	152	876
		76,241
INDONESIA - 2.3%
Adaro Energy Tbk PT	3,962	225
Astra Agro Lestari Tbk PT	70	120
Astra International Tbk PT	4,984	2,638
Bank Central Asia Tbk PT	3,024	3,054
Bank Danamon Indonesia Tbk PT - Class A	906	292
Bank Mandiri Persero Tbk PT	2,289	1,720
Bank Negara Indonesia Persero Tbk PT	1,764	699
Bank Rakyat Indonesia Persero Tbk PT	2,721	2,106
Bumi Serpong Damai PT	2,004	250
Charoen Pokphand Indonesia Tbk PT	1,706	351
Global Mediacom Tbk PT	1,395	122
Gudang Garam Tbk PT	116	393
Indocement Tunggal Prakarsa Tbk PT	353	552
Indofood CBP Sukses Makmur Tbk PT	304	284
Indofood Sukses Makmur Tbk PT	1,103	543
Jasa Marga Persero Tbk PT	534	219
Kalbe Farma Tbk PT	4,955	622
Lippo Karawaci Tbk PT	4,748	420
Matahari Department Store Tbk PT	615	762
Media Nusantara Citra Tbk PT	1,272	185
Perusahaan Gas Negara PT	2,697	871
PT Semen Indonesia	700	629
Summarecon Agung Tbk PT	2,882	352
Surya Citra Media Tbk PT	1,445	311
Tambang Batubara Bukit Asam Tbk PT	234	147
Telekomunikasi Indonesia Persero Tbk PT - Class B	12,407	2,719
Tower Bersama Infrastructure Tbk PT	437	303
Unilever Indonesia Tbk PT	378	1,118
United Tractors Tbk PT	413	630
XL Axiata Tbk PT (c)	785	216
		22,853
MALAYSIA - 3.0%
AirAsia Bhd	368	150
Alliance Financial Group Bhd	265	308
AMMB Holdings Bhd	316	504
Astro Malaysia Holdings Bhd	384	313
Axiata Group Bhd	647	1,098
Berjaya Sports Toto Bhd	209	182
Bumi Armada Bhd	729	220
CIMB Group Holdings Bhd	1,242	1,800
Dialog Group Bhd	946	398
DiGi.Com Bhd	874	1,240
Felda Global Ventures Holdings Bhd	253	109
Gamuda Bhd	459	568
Genting Bhd	577	1,232
Genting Malaysia Bhd	725	807
Genting Plantations Bhd	46	121
Hong Leong Bank Bhd	154	548
Hong Leong Financial Group Bhd	57	228
IHH Healthcare Bhd	586	878
IJM Corp. Bhd	358	619
IOI Corp. Bhd	701	755
IOI Properties Group Sdn Bhd	463	227
Kuala Lumpur Kepong Bhd	115	652
Lafarge Malaysia Bhd	108	241
Malayan Banking Bhd	1,132	2,742
Malaysia Airports Holdings Bhd	223	367
Maxis Bhd	448	756
MISC Bhd	255	522
Petronas Chemicals Group Bhd	704	1,178
Petronas Dagangan Bhd	62	340
Petronas Gas Bhd	164	923
PPB Group Bhd	120	480
Public Bank Bhd	621	3,081
RHB Capital Bhd	124	241
Sapurakencana Petroleum Bhd	819	511
Sime Darby Bhd	778	1,756
Telekom Malaysia Bhd	267	462
Tenaga Nasional Bhd	832	2,786
UMW Holdings Bhd	133	356
Westports Holdings Bhd	295	330
YTL Corp. Bhd	1,016	417
YTL Power International Bhd	445	189
		30,635
MEXICO - 3.6%
Alfa SAB de CV - Class A	675	1,293
America Movil SAB de CV - Class L	8,134	8,694
Arca Continental SAB de CV	101	575
Coca-Cola Femsa SAB de CV - Class L	129	1,023
Controladora Comercial Mexicana SAB de CV - Class C	99	309
El Puerto de Liverpool SAB de CV - Class C	46	532
Fibra Uno Administracion SA de CV	559	1,329
Fomento Economico Mexicano SAB de CV	448	3,995
Gentera SAB de CV (e)	262	465
Gruma SAB de CV - Class B	52	668
Grupo Aeroportuario del PacifiCo SAB de CV - Class B	81	554
Grupo Aeroportuario del Sureste SAB de CV - Class B	55	782

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Grupo Bimbo SAB de CV - Class A (c)	389	1,005
Grupo Carso SAB de CV	141	589
Grupo Comercial Chedraui SA de CV - Class B	89	254
Grupo Financiero Banorte SAB de CV	608	3,344
Grupo Financiero Inbursa SAB de CV	573	1,299
Grupo Financiero Santander Mexico SAB de CV - Class B	456	842
Grupo Lala SAB de CV	143	300
Grupo Mexico SAB de CV	926	2,785
Industrias Penoles SAB de CV	34	549
Kimberly-Clark de Mexico SAB de CV	366	792
Mexichem SAB de CV	276	796
OHL Mexico SAB de CV (c)	193	250
Promotora y Operadora de Infraestructura SAB de CV (c)	64	687
Wal-Mart de Mexico SAB de CV	1,281	3,128
		36,839
PERU - 0.3%
Cia de Minas Buenaventura SA - ADR	47	483
Credicorp Ltd.	17	2,328
		2,811
PHILIPPINES - 1.3%
Aboitiz Equity Ventures Inc.	450	580
Aboitiz Power Corp.	368	371
Alliance Global Group Inc.	516	248
Ayala Corp.	53	921
Ayala Land Inc.	1,789	1,479
Bank of the Philippine Islands	179	376
BDO Unibank Inc.	390	938
DMCI Holdings Inc.	987	289
Energy Development Corp.	2,179	361
Globe Telecom Inc.	9	503
GT Capital Holdings Inc.	19	571
International Container Terminal Services Inc.	124	303
JG Summit Holdings Inc.	602	957
Jollibee Foods Corp.	98	429
Megaworld Corp.	2,713	286
Metro Pacific Investments Corp.	2,836	298
Metropolitan Bank & Trust Co.	58	121
Philippine Long Distance Telephone Co.	24	1,489
SM Investments Corp.	39	764
SM Prime Holdings Inc.	1,986	880
Universal Robina Corp.	229	985
		13,149
POLAND - 1.4%
Alior Bank SA (c)	11	256
Bank Handlowy w Warszawie SA	7	192
Bank Millennium SA (c)	178	309
Bank Pekao SA	32	1,515
Bank Zachodni WBK SA (c)	9	840
CCC SA	6	295
Cyfrowy Polsat SA	43	270
Enea SA	43	184
Energa SA	54	327
Eurocash SA	17	173
Getin Noble Bank SA (c)	318	116
Grupa Lotos SA - Class A (c)	22	178
KGHM Polska Miedz SA	34	975
LPP SA	—	605
Mbank (c)	3	380
Orange Polska Spolka Akcyjna	160	346
PGE SA	202	990
Polski Koncern Naftowy Orlen SA	77	1,509
Polskie Gornictwo Naftowe i Gazownictwo SA	432	758
Powszechna Kasa Oszczednosci Bank Polski SA	211	1,742
Powszechny Zaklad Ubezpieczen SA	13	1,537
Synthos SA	194	240
Tauron Polska Energia SA	268	312
Zaklady Azotowe w Tarnowie-Moscicach SA	12	274
		14,323
QATAR - 0.9%
Barwa Real Estate Co.	25	363
Commercial Bank of Qatar QSC	23	340
Doha Bank QSC	35	504
Ezdan Holding Group QSC	155	759
Gulf International Services OSC	10	209
Industries Qatar QSC	36	1,434
Masraf Al Rayan	95	1,205
Qatar Electricity & Water Co.	6	396
Qatar Insurance Co.	24	640
Qatar Islamic Bank SAQ	14	426
Qatar National Bank	43	2,290
Qatar Telecom Qtel QSC	20	469
Vodafone Qatar	71	320
		9,355
RUSSIAN FEDERATION - 3.5%
Alrosa AO	402	459
Gazprom OAO	2,940	7,773
Lukoil OAO	127	5,689
Magnit OJSC - GDR	64	3,533
MegaFon PJSC	22	307
MMC Norilsk Nickel OJSC	14	2,325
Mobile Telesystems OJSC - ADR	125	1,220
Moscow Exchange MICEX-RTS OAO	294	372
NovaTek OAO - GDR	22	2,264
Rosneft OAO	284	1,195
Rostelecom OJSC	182	300
RusHydro JSC	30,426	304
Sberbank of Russia	2,620	3,441
Severstal PAO	51	544
Sistema JSFC - GDR	35	312
Surgutneftegas OAO	1,719	1,032
Tatneft OAO	346	1,859
Uralkali OJSC	183	486
VTB Bank OJSC	1,312,715	1,881
		35,296
SOUTH AFRICA - 7.7%
African Bank Investments Ltd. (f)	281	—
African Rainbow Minerals Ltd.	27	181
Anglo Platinum Ltd. (c)	14	312
AngloGold Ashanti Ltd. (c)	98	880
Aspen Pharmacare Holdings Ltd.	84	2,494
Barclays Africa Group Ltd.	81	1,219
Barloworld Ltd.	58	461
Bidvest Group Ltd.	81	2,047
Brait SA	80	810
Capitec Bank Holdings Ltd.	10	391
Coronation Fund Managers Ltd.	61	416
Discover Ltd.	91	942
Exxaro Resources Ltd. (e)	32	227
FirstRand Ltd.	820	3,593
Foschini Ltd.	45	585
Gold Fields Ltd.	179	572
Growthpoint Properties Ltd.	594	1,291
Hyprop Investments Ltd.	65	650
Impala Platinum Holdings Ltd. (c)	137	609
Imperial Holdings Ltd.	46	695
Investec Ltd.	60	542

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Kumba Iron Ore Ltd.	12	152
Liberty Holdings Ltd.	28	339
Life Healthcare Group Holdings Ltd.	223	689
Massmart Holdings Ltd.	28	350
Mediclinic International Ltd.	113	951
MMI Holdings Ltd.	300	743
Mondi Ltd.	32	691
Mr Price Group Ltd.	57	1,175
MTN Group Ltd.	413	7,762
Nampak Ltd.	160	446
Naspers Ltd. - Class N	98	15,296
Nedbank Group Ltd.	48	956
Netcare Ltd.	229	720
Pick n Pay Stores Ltd.	49	231
PSG Group Ltd.	25	422
Redefine Properties Ltd.	841	705
Remgro Ltd.	119	2,499
Resilient Property Income Fund Ltd.	76	606
RMB Holdings Ltd.	168	918
RMI Holdings	156	544
Sanlam Ltd.	432	2,353
Sappi Ltd. (c)	125	444
Sasol Ltd.	135	4,988
Shoprite Holdings Ltd.	117	1,661
Spar Group Ltd.	39	601
Standard Bank Group Ltd.	300	3,945
Steinhoff International Holdings Ltd.	577	3,649
Telkom SA Ltd.	57	302
Tiger Brands Ltd.	39	906
Truworths International Ltd.	113	796
Tsogo Sun Holdings Ltd.	123	245
Vodacom Group Ltd.	89	1,010
Woolworths Holdings Ltd.	233	1,884
		77,896
SOUTH KOREA - 13.2%
Amorepacific Corp.	8	2,958
AMOREPACIFIC Group	7	1,101
BNK Financial Group Inc.	57	730
Celltrion Inc. (c)	15	1,082
Cheil Industries Inc. (c)	7	1,108
Cheil Worldwide Inc. (c)	20	311
CJ CheilJedang Corp.	2	800
CJ Corp.	4	962
CJ Korea Express Co. Ltd. (c)	1	240
Coway Co. Ltd.	13	1,037
Daelim Industrial Co. Ltd.	7	520
Daewoo Engineering & Construction Co. Ltd. (c)	24	133
Daewoo International Corp.	12	287
Daewoo Securities Co. Ltd.	42	568
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	27	318
Daum Kakao Corp.	6	690
DGB Financial Group Inc.	40	419
Dongbu Insurance Co. Ltd.	10	517
Doosan Corp.	2	150
Doosan Heavy Industries and Construction Co. Ltd.	13	279
Doosan Infracore Co. Ltd. (c)	34	300
E-Mart Co. Ltd.	5	1,018
GS Engineering & Construction Corp. (c)	13	302
GS Holdings Corp.	13	571
Halla Visteon Climate Control Corp.	8	279
Hana Financial Group Inc.	71	1,847
Hankook Tire Co. Ltd.	18	672
Hanmi Pharm Co. Ltd. (c)	1	488
Hanssem Co. Ltd.	2	592
Hanwha Chem Corp.	26	436
Hanwha Corp.	12	493
Hanwha Life Insurance Co. Ltd.	54	382
Hotel Shilla Co. Ltd.	8	786
Hyosung Corp.	6	738
Hyundai Department Store Co. Ltd.	4	497
Hyundai Development Co.	14	858
Hyundai Engineering & Construction Co. Ltd.	20	751
Hyundai Glovis Co. Ltd.	5	830
Hyundai Heavy Industries Co. Ltd. (c)	10	1,009
Hyundai Marine & Fire Insurance Co. Ltd.	16	420
Hyundai Merchant Marine Co. Ltd. (c)	14	84
Hyundai Mipo Dockyard Co. Ltd. (c)	2	118
Hyundai Mobis	17	3,168
Hyundai Motor Co.	38	4,682
Hyundai Steel Co.	17	1,011
Hyundai Wia Corp.	4	372
Industrial Bank of Korea	67	873
Kangwon Land Inc.	29	965
KB Financial Group Inc.	95	3,128
KCC Corp.	1	614
KEPCO Plant Service & Engineering Co. Ltd.	5	538
Kia Motors Corp.	65	2,626
Korea Aerospace Industries Ltd.	11	782
Korea Electric Power Corp.	63	2,564
Korea Gas Corp.	7	277
Korea Investment Holdings Co. Ltd.	9	541
Korea Kumho Petrochemical	3	183
Korea Zinc Co. Ltd.	2	1,003
Korean Air Lines Co. Ltd. (c)	9	335
KT Corp. - ADR (c)	19	244
KT&G Corp.	27	2,302
LG Chem Ltd.	11	2,857
LG Corp.	24	1,307
LG Display Co. Ltd.	57	1,317
LG Electronics Inc.	25	1,071
LG Household & Health Care Ltd.	2	1,590
LG Innotek Co. Ltd.	3	308
LG Telecom Ltd.	50	440
Lotte Chemical	4	966
Lotte Confectionery Co. Ltd.	—	322
Lotte Shopping Co. Ltd.	3	577
LS Corp.	3	132
LS Industrial Systems Co. Ltd.	3	137
Mirae Asset Securities Co. Ltd.	7	301
NCSoft Corp.	4	661
NH Investment and Securities	37	405
NHN Corp.	7	3,883
OCI Co. Ltd.	4	340
Orion Corp.	1	842
Paradise Co. Ltd.	11	238
POSCO Inc.	17	3,494
S-Oil Corp.	11	635
S1 Corp.	4	303
Samsung C&T Corp.	31	1,835
Samsung Card Co. Ltd.	9	307
Samsung Electro-Mechanics Co. Ltd.	14	644
Samsung Electronics Co. Ltd.	27	30,981
Samsung Fire & Marine Insurance Co. Ltd.	9	2,361
Samsung Heavy Industries Co. Ltd.	36	549
Samsung Life Insurance Co. Ltd.	20	1,904
Samsung SDI Co.	14	1,344
Samsung SDS Co. Ltd.	8	1,821
Samsung Securities Co. Ltd.	14	701
Shinhan Financial Group Co. Ltd.	104	3,889
Shinsegae Co. Ltd.	2	434
SK C&C Co. Ltd.	5	1,164
SK Holdings Co. Ltd.	5	951

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
SK Hynix Inc.	145	5,491
SK Innovation Co. Ltd. (c)	16	1,791
SK Networks Co. Ltd.	22	179
SK Telecom Co. Ltd.	2	528
Woori Bank	89	780
Yuhan Corp.	2	467
		134,136
TAIWAN - 12.2%
Acer Inc. (c)	697	338
Advanced Semiconductor Engineering Inc.	1,577	2,137
Advantech Co. Ltd.	79	544
Asia Cement Corp.	539	637
Asia Pacific Telecom Co. Ltd.	424	170
Asustek Computer Inc.	177	1,724
AU Optronics Corp.	2,068	918
Casetek Holdings Ltd.	42	257
Catcher Technology Co. Ltd.	163	2,032
Cathay Financial Holding Co. Ltd.	1,994	3,481
Chailease Holding Co. Ltd.	264	636
Chang Hwa Commercial Bank	1,106	634
Cheng Shin Rubber Industry Co. Ltd.	413	915
Chicony Electronics Co. Ltd.	121	326
China Airlines Ltd. (c)	680	290
China Development Financial Holding Corp.	3,468	1,314
China Motor Corp.	228	178
China Steel Corp.	2,946	2,353
Chunghwa Telecom Co. Ltd.	931	2,971
Compal Electronics Inc.	1,004	764
CTBC Financial Holding Co. Ltd.	3,379	2,662
CTCI Corp.	165	267
Delta Electronics Inc.	449	2,297
E. Sun Financial Holding Co. Ltd.	1,555	1,038
Eclat Textile Co. Ltd.	41	675
Epistar Corp.	238	318
Eva Airways Corp. (c)	554	378
Evergreen Marine Corp. Taiwan Ltd.	363	189
Far Eastern New Century Corp.	756	801
Far EasTone Telecommunications Co. Ltd.	374	904
Feng Tay Enterprise Co. Ltd.	82	476
First Financial Holding Co. Ltd.	1,729	1,059
Formosa Chemicals & Fibre Corp.	800	1,923
Formosa Petrochemical Corp.	279	716
Formosa Plastics Corp.	1,018	2,396
Formosa Taffeta Co. Ltd.	237	252
Foxconn Technology Co. Ltd.	214	775
Fubon Financial Holding Co. Ltd.	1,629	3,238
Giant Manufacturing Co. Ltd.	68	576
Hermes Microvision Inc.	10	649
Highwealth Construction Corp.	155	368
Hiwin Technologies Corp.	43	286
Hon Hai Precision Industry Co. Ltd.	3,302	10,375
Hotai Motor Co. Ltd.	60	850
HTC Corp.	158	368
Hua Nan Financial Holdings Co. Ltd.	1,563	899
Innolux Corp.	2,183	1,137
Inotera Memories Inc. (c)	511	407
Inventec Corp.	553	383
Kinsus Interconnect Technology Corp.	73	200
Largan Precision Co. Ltd.	25	2,854
Lite-On Technology Corp.	512	600
MediaTek Inc.	372	5,088
Mega Financial Holdings Co. Ltd.	2,448	2,205
Merida Industry Co. Ltd.	54	349
Nan Ya Plastics Corp.	1,173	2,753
Novatek Microelectronics Corp.	138	664
Pegatron Corp.	400	1,170
Phison Electronics Corp.	40	346
Pou Chen Corp.	526	750
Powertech Technology Inc.	164	356
President Chain Store Corp.	135	949
Quanta Computer Inc.	667	1,578
Radiant Opto-Electronics Corp.	100	371
Realtek Semiconductor Corp.	95	243
Ruentex Development Co. Ltd.	169	268
Ruentex Industries Ltd.	132	303
Shin Kong Financial Holding Co. Ltd.	1,897	579
Siliconware Precision Industries Co.	699	1,067
Simplo Technology Co. Ltd.	79	364
SinoPac Financial Holdings Co. Ltd.	2,117	936
Standard Foods Corp.	92	274
Synnex Technology International Corp.	334	495
Taishin Financial Holding Co. Ltd.	1,995	831
Taiwan Business Bank (c)	1,094	337
Taiwan Cement Corp.	796	1,005
Taiwan Cooperative Financial Holding	1,636	856
Taiwan Fertilizer Co. Ltd.	193	319
Taiwan Glass Industrial Corp.	206	99
Taiwan Mobile Co. Ltd.	420	1,401
Taiwan Semiconductor Manufacturing Co. Ltd.	6,090	27,699
Teco Electric and Machinery Co. Ltd.	423	328
TPK Holding Co. Ltd.	74	428
Transcend Information Inc.	54	199
U-Ming Marine Transport Corp.	88	120
Uni-President Enterprises Corp.	1,146	2,032
United Microelectronics Corp.	2,866	1,210
Vanguard International Semiconductor Corp.	210	335
Wan Hai Lines Ltd.	116	92
Wistron Corp.	635	482
WPG Holdings Co. Ltd.	319	400
Yang Ming Marine Transport Corp. (c)	354	124
Yuanta Financial Holding Co. Ltd.	2,229	1,206
Yulon Motor Co. Ltd.	229	266
Zhen Ding Technology Holding Ltd.	73	254
		124,066
THAILAND - 2.2%
Advanced Info Service PCL	48	342
Advanced Info Service PCL - NVDR	208	1,473
Airports of Thailand PCL - NVDR	106	948
Bangkok Bank PCL	32	169
Bangkok Bank PCL - NVDR	104	549
Bangkok Dusit Medical Services PCL - NVDR	1,042	607
Banpu PCL	78	58
Banpu PCL - NVDR	194	146
BEC World PCL	73	81
BEC World PCL - NVDR	166	184
BTS Group Holdings PCL - NVDR	1,481	438
Bumrungrad Hospital PCL	88	484
Central Pattana PCL - NVDR	355	498
Charoen Pokphand Foods PCL	227	161
Charoen Pokphand Foods PCL - NVDR	607	431
CP ALL PCL	323	441
CP ALL PCL - NVDR	761	1,041
Delta Electronics Thailand PCL	126	338
Energy Absolute PCL	265	184
Glow Energy PCL	42	107
Glow Energy PCL - NVDR	103	260
Home Product Center PCL - NVDR	875	175
Indorama Ventures PCL	100	82
Indorama Ventures PCL - NVDR	320	262
IRPC PCL	813	107
IRPC PCL - NVDR	2,098	278
Kasikornbank PCL	44	245
Kasikornbank PCL - NVDR	414	2,312
Krung Thai Bank PCL - Class F	61	31

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Krung Thai Bank PCL	244	123
Krung Thai Bank PCL - NVDR	516	261
Minor International PCL - NVDR	410	363
PTT Exploration & Production PCL	83	268
PTT Exploration & Production PCL - NVDR	250	804
PTT Global Chemical PCL	119	244
PTT Global Chemical PCL - NVDR	269	551
PTT PCL	61	651
PTT PCL - NVDR	184	1,947
Siam Cement PCL	4	63
Siam Cement PCL - NVDR	93	1,424
Siam Commercial Bank PCL	89	406
Siam Commercial Bank PCL - NVDR	299	1,374
Thai Oil PCL	78	126
Thai Oil PCL - NVDR	135	219
Thai Union Frozen Products PCL	416	268
TMB Bank PCL - NVDR	3,343	231
True Corp PCL - NVDR (c)	2,057	692
		22,447
TURKEY - 1.4%
Akbank T.A.S.	561	1,622
Anadolu Efes Biracilik Ve Malt Sanayii A/S	50	451
Arcelik A/S	62	334
BIM Birlesik Magazalar A/S	51	915
Coca-Cola Icecek A/S	19	320
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	456	469
Enka Insaat ve Sanayi A/S	98	187
Eregli Demir ve Celik Fabrikalari TAS	320	518
Ford Otomotiv Sanayi A/S	19	253
Haci Omer Sabanci Holding A/S	229	861
KOC Holding A/S	157	728
Petkim Petrokimya Holding AS	117	177
TAV Havalimanlari Holding A/S	41	350
Tofas Turk Otomobil Fabrikasi A/S	35	239
Tupras Turkiye Petrol Rafinerileri A/S (c)	29	739
Turk Hava Yollari (c)	137	449
Turk Telekomunikasyon A/S	112	294
Turkcell Iletisim Hizmetleri A/S	219	1,006
Turkiye Garanti Bankasi A/S	559	1,742
Turkiye Halk Bankasi A/S	150	689
Turkiye Is Bankasi SA - Class C	396	833
Turkiye Sise ve Cam Fabrikalari A/S	161	217
Turkiye Vakiflar Bankasi Tao	160	257
Ulker Biskuvi Sanayi A/S	35	245
Yapi ve Kredi Bankasi A/S	219	321
		14,216
UNITED ARAB EMIRATES - 0.7%
Abu Dhabi Commercial Bank PJSC	508	1,057
Aldar Properties PJSC	805	590
Arabtec Holding Co. (c)	598	424
DP World Ltd.	38	820
Dubai Financial Market	551	295
Dubai Islamic Bank PJSC	256	473
Emaar Malls Group PJSC (c)	415	376
Emaar Properties PJSC	840	1,785
First Gulf Bank PJSC	237	979
National Bank of Abu Dhabi PJSC	168	504
		7,303
UNITED KINGDOM - 0.1%
British American Tobacco Plc	30	491

UNITED STATES OF AMERICA - 0.1%
Southern Copper Corp. (e)	39	1,162

Total Common Stocks (cost $943,961)		938,718

PREFERRED STOCKS - 4.6%
BRAZIL - 2.7%
AES Tiete SA	16	89
Banco Bradesco SA	629	5,762
Banco do Estado do Rio Grande do Sul	37	106
Braskem SA	30	129
Centrais Eletricas Brasileiras SA	57	156
Cia Brasileira de Distribuicao Grupo Pao de Acucar	41	959
Cia Energetica de Minas Gerais	181	686
Cia Energetica de Sao Paulo	52	324
Cia Paranaense de Energia	21	227
Gerdau SA	209	501
Itau Unibanco Holding SA	686	7,557
Itausa - Investimentos Itau SA	871	2,499
Lojas Americanas SA	125	701
Oi SA (c)	75	141
Petroleo Brasileiro SA (c)	980	4,014
Suzano Papel e Celulose SA	81	434
Telefonica Brasil SA	88	1,231
Usinas Siderurgicas de Minas Gerais SA - Class A	68	91
Vale SA	465	2,341
		27,948
CHILE - 0.1%
Embotelladora Andina SA - Class B	70	238
Sociedad Quimica y Minera de Chile SA	22	356
		594
COLOMBIA - 0.2%
Banco Davivienda SA	27	275
Bancolombia SA	100	1,075
Grupo Aval Acciones y Valores	776	378
Grupo de Inversiones Suramericana SA	24	330
		2,058
MEXICO - 0.7%
Cemex SAB de CV (c)	3,133	2,875
Grupo Televisa SAB	599	4,650
		7,525
RUSSIAN FEDERATION - 0.2%
AK Transneft OAO	—	921
Surgutneftegas OAO	1,637	1,265
		2,186
SOUTH KOREA - 0.7%
Amorepacific Corp. (c)	2	459
Hyundai Motor Co.	6	536
Hyundai Motor Co.	9	871
LG Chem Ltd.	2	261
Samsung Electronics Co. Ltd.	5	4,556
		6,683

Total Preferred Stocks (cost $63,191)		46,994

CORPORATE BONDS AND NOTES - 0.0%
INDIA - 0.0%
NTPC Ltd., 8.49%, 03/25/25 (v), INR	337	68

Total Corporate Bonds and Notes (cost $1)		68

SHORT TERM INVESTMENTS - 3.3%
Investment Companies - 2.2%
JNL Money Market Fund, 0.01% (a) (h)	22,183	22,183

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Securities Lending Collateral - 1.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	10,222	10,222

Treasury Securities - 0.1%
U.S. Treasury Bill
0.01%, 09/17/15 (o)	$345	345
0.04%, 12/10/15 (o)	815	815
		1,160

Total Short Term Investments (cost $33,565)		33,565

Total Investments - 100.4% (cost $1,040,718)		1,019,345
Other Assets and Liabilities, Net - (0.4%)		(4,075)
Total Net Assets - 100.0%		$1,015,270

Portfolio Composition:	Percentage of Total Investments
Financials	29.0%
Information Technology	17.1
Consumer Discretionary	8.8
Energy	7.8
Consumer Staples	7.7
Materials	7.1
Telecommunication Services	7.0
Industrials	6.7
Utilities	3.1
Health Care	2.4
Short Term Investments	3.3
Total Investments	100.0%

JNL/Mellon Capital S&P 500 Index Fund

	Shares/Par (t)	Value
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 12.6%
Amazon.com Inc. (c)	89	$38,483
AutoNation Inc. (c)	19	1,171
AutoZone Inc. (c)	7	4,874
Bed Bath & Beyond Inc. (c)	40	2,768
Best Buy Co. Inc.	67	2,187
BorgWarner Inc.	54	3,095
Cablevision Systems Corp. - Class A (e)	48	1,153
Carmax Inc. (c)	50	3,307
Carnival Corp.	104	5,144
CBS Corp. - Class B (e)	108	5,986
Chipotle Mexican Grill Inc. - Class A (c) (e)	7	4,416
Coach Inc.	62	2,156
Comcast Corp. - Class A (e)	584	35,130
D.R. Horton Inc.	76	2,068
Darden Restaurants Inc.	28	2,019
Delphi Automotive Plc	69	5,856
DIRECTV (c)	116	10,747
Discovery Communications Inc. - Class A (c) (e)	35	1,180
Discovery Communications Inc. - Class C (c)	62	1,938
Dollar General Corp.	70	5,433
Dollar Tree Inc. (c)	49	3,887
Expedia Inc.	24	2,633
Family Dollar Stores Inc.	23	1,842
Ford Motor Co.	913	13,700
Fossil Group Inc. (c)	11	786
GameStop Corp. - Class A (e)	26	1,111
Gannett Co. Inc. (c)	25	351
Gap Inc.	64	2,452
Garmin Ltd.	28	1,225
General Motors Co.	312	10,392
Genuine Parts Co.	37	3,275
Goodyear Tire & Rubber Co.	66	1,980
H&R Block Inc.	64	1,889
HanesBrands Inc.	94	3,145
Harley-Davidson Inc. (e)	50	2,797
Harman International Industries Inc.	17	1,972
Hasbro Inc.	25	1,891
Home Depot Inc.	302	33,560
Interpublic Group of Cos. Inc.	101	1,949
Johnson Controls Inc.	151	7,486
Kohl’s Corp. (e)	48	2,975
L Brands Inc.	56	4,830
Leggett & Platt Inc.	31	1,529
Lennar Corp. - Class A (e)	41	2,099
Lowe’s Cos. Inc.	217	14,560
Macy’s Inc.	80	5,431
Marriott International Inc. - Class A	47	3,522
Mattel Inc. (e)	77	1,969
McDonald’s Corp.	222	21,107
Michael Kors Holdings Ltd. (c)	47	1,987
Mohawk Industries Inc. (c)	15	2,845
Netflix Inc. (c)	14	9,139
Newell Rubbermaid Inc.	61	2,524
News Corp. - Class A (c)	116	1,689
Nike Inc. - Class B	162	17,448
Nordstrom Inc.	32	2,398
O’Reilly Automotive Inc. (c)	23	5,262
Omnicom Group Inc.	56	3,921
Priceline Group Inc. (c)	12	13,797
Pulte Homes Inc. (e)	75	1,511
PVH Corp. (e)	18	2,112
Ralph Lauren Corp. - Class A	14	1,798
Ross Stores Inc.	97	4,719
Royal Caribbean Cruises Ltd.	39	3,031
Scripps Networks Interactive Inc. - Class A (e)	22	1,422
Staples Inc.	148	2,260
Starbucks Corp.	346	18,560
Target Corp.	147	11,987
Tegna Inc.	50	1,610
Tiffany & Co.	27	2,496
Time Warner Cable Inc.	66	11,689
Time Warner Inc.	192	16,756
TJX Cos. Inc.	157	10,407
Tractor Supply Co.	31	2,813
TripAdvisor Inc. (c)	25	2,179
Twenty-First Century Fox Inc. - Class A	412	13,409
Under Armour Inc. - Class A (c) (e)	40	3,337
Urban Outfitters Inc. (c)	24	843
VF Corp.	81	5,624
Viacom Inc. - Class B	84	5,416
Walt Disney Co. (e)	362	41,276
Whirlpool Corp.	19	3,219
Wyndham Worldwide Corp.	29	2,396
Wynn Resorts Ltd.	19	1,834
Yum! Brands Inc.	102	9,160
		538,330
CONSUMER STAPLES - 8.9%
Altria Group Inc.	455	22,256
Archer-Daniels-Midland Co.	146	7,028
Brown-Forman Corp. - Class B	36	3,642
Campbell Soup Co.	40	1,908
Clorox Co.	31	3,223
Coca-Cola Co.	909	35,651
Coca-Cola Enterprises Inc.	51	2,226
Colgate-Palmolive Co.	197	12,865
ConAgra Foods Inc.	97	4,258
Constellation Brands Inc. - Class A	39	4,509
Costco Wholesale Corp.	102	13,712

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
CVS Health Corp.	262	27,473
Dr. Pepper Snapple Group Inc.	44	3,207
Estee Lauder Cos. Inc. - Class A	53	4,552
General Mills Inc.	139	7,736
Hershey Co.	35	3,121
Hormel Foods Corp.	30	1,673
JM Smucker Co.	24	2,574
Kellogg Co.	59	3,710
Keurig Green Mountain Inc. (e)	29	2,188
Kimberly-Clark Corp.	84	8,918
Kraft Foods Group Inc.	137	11,703
Kroger Co.	113	8,195
McCormick & Co. Inc. (e)	30	2,410
Mead Johnson Nutrition Co.	47	4,253
Molson Coors Brewing Co. - Class B	38	2,673
Mondelez International Inc. - Class A	381	15,654
Monster Beverage Corp. (c)	34	4,609
PepsiCo Inc.	343	31,993
Philip Morris International Inc.	360	28,835
Procter & Gamble Co.	630	49,277
Reynolds American Inc.	95	7,082
Sysco Corp.	139	5,031
Tyson Foods Inc. - Class A	67	2,864
Wal-Mart Stores Inc.	365	25,895
Whole Foods Market Inc.	83	3,289
		380,193
ENERGY - 7.7%
Anadarko Petroleum Corp.	117	9,113
Apache Corp.	86	4,983
Baker Hughes Inc.	100	6,159
Cabot Oil & Gas Corp. - Class A	97	3,053
Cameron International Corp. (c)	44	2,290
Chesapeake Energy Corp. (e)	115	1,288
Chevron Corp.	437	42,123
Cimarex Energy Co.	21	2,327
ConocoPhillips Co. (e)	284	17,465
CONSOL Energy Inc.	53	1,159
Devon Energy Corp.	89	5,297
Diamond Offshore Drilling Inc. (e)	15	395
Ensco Plc - Class A	52	1,157
EOG Resources Inc.	126	11,071
EQT Corp.	35	2,874
Exxon Mobil Corp.	971	80,777
FMC Technologies Inc. (c)	53	2,190
Halliburton Co.	196	8,425
Helmerich & Payne Inc.	25	1,755
Hess Corp.	57	3,834
Kinder Morgan Inc.	402	15,447
Marathon Oil Corp.	158	4,202
Marathon Petroleum Corp.	125	6,559
Murphy Oil Corp.	40	1,662
National Oilwell Varco Inc.	91	4,381
Newfield Exploration Co. (c)	39	1,424
Noble Corp. Plc (e)	57	875
Noble Energy Inc.	91	3,884
Occidental Petroleum Corp. (e)	178	13,825
Phillips 66	125	10,085
Pioneer Natural Resources Co.	34	4,775
Range Resources Corp.	38	1,900
Schlumberger Ltd.	295	25,406
Southwestern Energy Co. (c) (e)	92	2,090
Spectra Energy Corp.	156	5,080
Tesoro Corp.	30	2,492
Transocean Ltd. (e)	80	1,284
Valero Energy Corp.	118	7,414
Williams Cos. Inc.	156	8,981
		329,501
FINANCIALS - 16.4%
ACE Ltd.	75	7,658
Affiliated Managers Group Inc. (c)	13	2,790
AFLAC Inc.	101	6,269
Allstate Corp.	95	6,179
American Express Co.	202	15,721
American International Group Inc.	310	19,189
American Tower Corp.	97	9,076
Ameriprise Financial Inc.	42	5,228
Aon Plc - Class A	64	6,413
Apartment Investment & Management Co. - Class A	38	1,403
Assurant Inc.	17	1,165
AvalonBay Communities Inc.	30	4,837
Bank of America Corp.	2,433	41,407
Bank of New York Mellon Corp. (a)	262	10,994
BB&T Corp.	170	6,834
Berkshire Hathaway Inc. - Class B (c)	423	57,640
BlackRock Inc.	29	10,113
Boston Properties Inc.	36	4,363
Capital One Financial Corp.	127	11,179
CBRE Group Inc. - Class A (c)	65	2,418
Charles Schwab Corp.	270	8,805
Chubb Corp.	54	5,178
Cincinnati Financial Corp.	33	1,674
Citigroup Inc.	705	38,917
CME Group Inc.	73	6,778
Comerica Inc.	40	2,066
Crown Castle International Corp.	77	6,157
Discover Financial Services	103	5,915
E*TRADE Financial Corp. (c)	68	2,023
Equity Residential	86	6,032
Essex Property Trust Inc.	15	3,255
Fifth Third Bancorp	186	3,869
Franklin Resources Inc.	91	4,461
General Growth Properties Inc.	150	3,839
Genworth Financial Inc. - Class A (c)	118	891
Goldman Sachs Group Inc.	94	19,532
Hartford Financial Services Group Inc.	96	3,997
HCP Inc.	107	3,895
Health Care REIT Inc.	82	5,370
Host Hotels & Resorts Inc.	174	3,460
Hudson City Bancorp Inc.	109	1,077
Huntington Bancshares Inc.	183	2,069
Intercontinental Exchange Inc.	26	5,887
Invesco Ltd.	99	3,694
Iron Mountain Inc.	41	1,267
JPMorgan Chase & Co.	863	58,450
KeyCorp	204	3,063
Kimco Realty Corp.	93	2,090
Legg Mason Inc.	23	1,175
Leucadia National Corp.	70	1,709
Lincoln National Corp.	58	3,460
Loews Corp.	68	2,630
M&T Bank Corp.	31	3,835
Macerich Co.	33	2,469
Marsh & McLennan Cos. Inc.	126	7,124
McGraw-Hill Financial. Inc.	64	6,465
MetLife Inc.	258	14,429
Moody’s Corp.	41	4,389
Morgan Stanley	360	13,981
NASDAQ OMX Group Inc.	26	1,289
Navient Corp.	98	1,788
Northern Trust Corp.	51	3,863
People’s United Financial Inc.	73	1,175
Plum Creek Timber Co. Inc.	40	1,609
PNC Financial Services Group Inc.	120	11,477

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Principal Financial Group Inc.	65	3,355
Progressive Corp. (e)	123	3,419
ProLogis Inc.	120	4,469
Prudential Financial Inc.	104	9,142
Public Storage	34	6,203
Realty Income Corp.	53	2,353
Regions Financial Corp.	305	3,162
Simon Property Group Inc.	73	12,554
SL Green Realty Corp.	23	2,553
Starwood Hotels & Resorts Worldwide Inc.	39	3,171
State Street Corp.	95	7,297
SunTrust Banks Inc.	123	5,280
T. Rowe Price Group Inc.	61	4,748
Torchmark Corp.	30	1,752
Travelers Cos. Inc.	76	7,322
U.S. Bancorp	411	17,847
Unum Group	57	2,051
Ventas Inc.	78	4,830
Vornado Realty Trust	41	3,865
Wells Fargo & Co.	1,088	61,193
XL Group Plc	71	2,633
Zions Bancorp	46	1,472
		698,125
HEALTH CARE - 15.7%
Abbott Laboratories	348	17,095
AbbVie Inc. (e)	398	26,758
Aetna Inc.	81	10,317
Agilent Technologies Inc.	79	3,047
Alexion Pharmaceuticals Inc. (c)	52	9,350
Allergan Plc (c)	91	27,645
AmerisourceBergen Corp.	48	5,154
Amgen Inc.	177	27,100
Anthem Inc.	61	10,083
Baxter International Inc.	125	8,733
Becton Dickinson & Co.	49	6,959
Biogen Inc. (c)	55	22,059
Boston Scientific Corp. (c)	315	5,583
Bristol-Myers Squibb Co.	387	25,751
Cardinal Health Inc.	76	6,345
Celgene Corp. (c)	185	21,404
Cerner Corp. (c)	70	4,852
CIGNA Corp.	59	9,628
CR Bard Inc.	18	3,008
DaVita HealthCare Partners Inc. (c)	40	3,140
Dentsply International Inc.	31	1,611
Edwards Lifesciences Corp. (c)	26	3,647
Eli Lilly & Co.	226	18,843
Endo International Plc (c)	47	3,730
Express Scripts Holding Co. (c)	168	14,916
Gilead Sciences Inc.	342	39,997
HCA Holdings Inc. (c)	67	6,121
Henry Schein Inc. (c)	19	2,748
Hospira Inc. (c)	40	3,575
Humana Inc.	34	6,569
Intuitive Surgical Inc. (c)	8	4,058
Johnson & Johnson	643	62,708
Laboratory Corp. of America Holdings (c)	23	2,806
Mallinckrodt Plc (c)	28	3,277
McKesson Corp.	54	12,070
Medtronic Plc	329	24,404
Merck & Co. Inc.	656	37,368
Mylan NV (c)	96	6,501
Patterson Cos. Inc. (e)	19	908
PerkinElmer Inc.	25	1,307
Perrigo Co. Plc	34	6,266
Pfizer Inc.	1,429	47,930
Quest Diagnostics Inc.	33	2,389
Regeneron Pharmaceuticals Inc. (c)	17	8,918
St. Jude Medical Inc.	64	4,702
Stryker Corp.	69	6,567
Tenet Healthcare Corp. (c)	23	1,313
Thermo Fisher Scientific Inc.	91	11,871
UnitedHealth Group Inc. (e)	220	26,891
Universal Health Services Inc. - Class B	21	2,978
Varian Medical Systems Inc. (c)	23	1,979
Vertex Pharmaceuticals Inc. (c)	57	7,038
Walgreens Boots Alliance Inc.	201	17,000
Waters Corp. (c)	19	2,450
Zimmer Biomet Holdings Inc.	39	4,289
Zoetis Inc. - Class A	115	5,537
		669,293
INDUSTRIALS - 10.1%
3M Co.	147	22,632
ADT Corp. (e)	40	1,358
Allegion Plc	21	1,237
American Airlines Group Inc.	165	6,591
AMETEK Inc.	55	3,000
Avery Dennison Corp.	23	1,375
Boeing Co.	150	20,747
Caterpillar Inc.	140	11,852
CH Robinson Worldwide Inc.	35	2,201
Cintas Corp.	23	1,921
CSX Corp.	232	7,565
Cummins Inc.	40	5,228
Danaher Corp.	142	12,116
Deere & Co. (e)	78	7,549
Delta Air Lines Inc.	190	7,793
Dover Corp.	38	2,660
Dun & Bradstreet Corp.	9	1,056
Eaton Corp. Plc	109	7,343
Emerson Electric Co.	158	8,744
Equifax Inc.	28	2,748
Expeditors International of Washington Inc. (e)	45	2,061
Fastenal Co. (e)	63	2,661
FedEx Corp.	62	10,483
Flowserve Corp.	31	1,630
Fluor Corp.	36	1,919
General Dynamics Corp.	74	10,424
General Electric Co.	2,340	62,161
Honeywell International Inc. (e)	181	18,428
Illinois Tool Works Inc.	79	7,245
Ingersoll-Rand Plc	61	4,109
Jacobs Engineering Group Inc. (c)	31	1,248
JB Hunt Transport Services Inc.	21	1,756
Joy Global Inc.	23	835
Kansas City Southern	26	2,416
L-3 Communications Holdings Inc.	19	2,209
Lockheed Martin Corp.	62	11,497
Masco Corp.	86	2,297
Nielsen NV	86	3,849
Norfolk Southern Corp.	72	6,282
Northrop Grumman Systems Corp.	46	7,235
PACCAR Inc.	82	5,263
Pall Corp.	25	3,129
Parker Hannifin Corp.	33	3,786
Pentair Plc	41	2,843
Pitney Bowes Inc.	47	970
Precision Castparts Corp.	32	6,437
Quanta Services Inc. (c)	52	1,495
Raytheon Co.	71	6,762
Republic Services Inc. - Class A	61	2,402
Robert Half International Inc.	31	1,700
Rockwell Automation Inc.	32	4,038
Rockwell Collins Inc.	31	2,890

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Roper Industries Inc.	23	4,037
Ryder System Inc.	12	1,033
Snap-On Inc.	14	2,243
Southwest Airlines Co.	158	5,232
Stanley Black & Decker Inc.	37	3,896
Stericycle Inc. (c)	19	2,576
Textron Inc.	63	2,831
Tyco International Plc	98	3,758
Union Pacific Corp.	204	19,418
United Parcel Service Inc. - Class B	160	15,543
United Rentals Inc. (c)	23	2,013
United Technologies Corp.	191	21,178
Waste Management Inc.	100	4,640
WW Grainger Inc.	14	3,279
Xylem Inc.	41	1,513
		431,366
INFORMATION TECHNOLOGY - 19.5%
Accenture Plc - Class A	145	14,022
Adobe Systems Inc. (c)	109	8,868
Akamai Technologies Inc. (c)	41	2,894
Alliance Data Systems Corp. (c)	15	4,312
Altera Corp.	71	3,639
Amphenol Corp. - Class A	71	4,120
Analog Devices Inc.	72	4,605
Apple Inc.	1,339	167,948
Applied Materials Inc.	289	5,556
Autodesk Inc. (c)	52	2,616
Automatic Data Processing Inc.	109	8,777
Avago Technologies Ltd.	60	7,964
Broadcom Corp. - Class A	129	6,630
CA Inc.	74	2,158
Cisco Systems Inc.	1,180	32,413
Citrix Systems Inc. (c)	36	2,537
Cognizant Technology Solutions Corp. - Class A (c)	140	8,570
Computer Sciences Corp.	32	2,124
Corning Inc.	292	5,761
eBay Inc. (c)	257	15,458
Electronic Arts Inc. (c)	72	4,793
EMC Corp.	452	11,922
Equinix Inc.	13	3,376
F5 Networks Inc. (c)	17	2,044
Facebook Inc. - Class A (c)	489	41,936
Fidelity National Information Services Inc.	67	4,144
First Solar Inc. (c)	16	753
Fiserv Inc. (c)	55	4,521
FLIR Systems Inc.	31	966
Google Inc. - Class A (c)	66	35,884
Google Inc. - Class C (c)	67	34,689
Harris Corp.	28	2,183
Hewlett-Packard Co.	419	12,583
Intel Corp.	1,101	33,500
International Business Machines Corp.	213	34,576
Intuit Inc.	65	6,574
Juniper Networks Inc.	82	2,119
KLA-Tencor Corp.	37	2,086
Lam Research Corp.	37	2,998
Linear Technology Corp.	57	2,537
MasterCard Inc. - Class A	225	21,076
Microchip Technology Inc. (e)	46	2,190
Micron Technology Inc. (c)	248	4,664
Microsoft Corp.	1,881	83,035
Motorola Solutions Inc.	45	2,586
NetApp Inc.	73	2,300
Nvidia Corp.	120	2,414
Oracle Corp.	741	29,870
Paychex Inc.	75	3,535
Qorvo Inc. (c)	34	2,763
QUALCOMM Inc.	379	23,720
Red Hat Inc. (c)	42	3,224
Salesforce.com Inc. (c)	141	9,851
SanDisk Corp.	49	2,825
Seagate Technology (e)	75	3,569
Skyworks Solutions Inc.	45	4,659
Symantec Corp.	159	3,707
TE Connectivity Ltd.	93	6,003
Teradata Corp. (c)	36	1,343
Texas Instruments Inc.	242	12,443
Total System Services Inc.	41	1,694
VeriSign Inc. (c) (e)	25	1,536
Visa Inc. - Class A (e)	448	30,113
Western Digital Corp.	51	3,961
Western Union Co. (e)	124	2,514
Xerox Corp.	251	2,667
Xilinx Inc.	62	2,735
Yahoo! Inc. (c)	200	7,873
		834,026
MATERIALS - 3.2%
Air Products & Chemicals Inc.	45	6,210
Airgas Inc.	16	1,729
Alcoa Inc.	287	3,204
Allegheny Technologies Inc. (e)	24	730
Ball Corp.	32	2,258
CF Industries Holdings Inc.	55	3,504
Dow Chemical Co.	251	12,840
E.I. du Pont de Nemours & Co.	209	13,360
Eastman Chemical Co.	34	2,814
Ecolab Inc.	63	7,106
FMC Corp.	30	1,554
Freeport-McMoran Inc. - Class B	247	4,605
International Flavors & Fragrances Inc.	20	2,137
International Paper Co.	100	4,739
LyondellBasell Industries NV - Class A	91	9,436
Martin Marietta Materials Inc.	14	1,987
MeadWestvaco Corp.	78	3,662
Monsanto Co.	111	11,880
Mosaic Co.	71	3,316
Newmont Mining Corp.	120	2,804
Nucor Corp.	73	3,231
Owens-Illinois Inc. (c)	36	832
PPG Industries Inc.	64	7,321
Praxair Inc.	66	7,941
Sealed Air Corp.	49	2,495
Sherwin-Williams Co.	18	5,084
Sigma-Aldrich Corp.	28	3,963
Vulcan Materials Co.	31	2,606
Weyerhaeuser Co.	122	3,854
		137,202
TELECOMMUNICATION SERVICES - 2.2%
AT&T Inc. (e)	1,206	42,829
CenturyLink Inc.	134	3,931
Frontier Communications Corp. (e)	266	1,314
Level 3 Communications Inc. (c)	67	3,551
Verizon Communications Inc.	949	44,215
		95,840
UTILITIES - 2.9%
AES Corp.	148	1,956
AGL Resources Inc.	26	1,215
Ameren Corp.	56	2,124
American Electric Power Co. Inc.	113	6,010
CenterPoint Energy Inc.	96	1,826
CMS Energy Corp.	64	2,029

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Consolidated Edison Inc.	67	3,904
Dominion Resources Inc.	138	9,233
DTE Energy Co.	41	3,051
Duke Energy Corp.	161	11,360
Edison International	76	4,229
Entergy Corp.	41	2,916
Eversource Energy (e)	74	3,359
Exelon Corp.	199	6,255
FirstEnergy Corp.	98	3,199
NextEra Energy Inc.	102	10,016
NiSource Inc.	76	3,451
NRG Energy Inc.	78	1,777
Oneok Inc.	49	1,929
Pepco Holdings Inc.	59	1,600
PG&E Corp.	110	5,399
Pinnacle West Capital Corp.	27	1,535
PPL Corp.	154	4,535
Public Service Enterprise Group Inc.	116	4,571
SCANA Corp.	34	1,708
Sempra Energy	55	5,430
Southern Co. (e)	213	8,917
Talen Energy Corp. (c)	19	326
TECO Energy Inc.	53	944
WEC Energy Group Inc. (e)	71	3,184
Xcel Energy Inc.	117	3,761
		121,749

Total Common Stocks (cost $3,102,810)		4,235,625

SHORT TERM INVESTMENTS - 6.2%
Investment Companies - 1.6%
JNL Money Market Fund, 0.01% (a) (h)	67,404	67,404

Securities Lending Collateral - 4.5%
Repurchase Agreement with MLP, 0.37% (collateralized by various publicly traded domestic equities with a value of $126,500) acquired on 06/01/15, due 08/31/15 at $115,108 (q)	$115,000	115,000
Repurchase Agreement with MSC, 0.35% (Collateralized by various publicly traded domestic equities with a value of $66,024) acquired on 06/30/15, due 09/30/15 at $60,054 (q)	60,000	60,000
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	17,729	17,729
		192,729

Treasury Securities - 0.1%
U.S. Treasury Bill
0.01%, 09/17/15 (o)	$1,985	1,985
0.04%, 12/10/15 (o)	1,810	1,810
		3,795

Total Short Term Investments (cost $263,928)		263,928

Total Investments - 105.4% (cost $3,366,738)		4,499,553
Other Assets and Liabilities, Net - (5.4%)		(229,671)
Total Net Assets - 100.0%		$4,269,882

Portfolio Composition:	Percentage of Total Investments
Information Technology	18.5%
Financials	15.5
Health Care	14.9
Consumer Discretionary	12.0
Industrials	9.6
Consumer Staples	8.5
Energy	7.3
Materials	3.0
Utilities	2.7
Telecommunication Services	2.1
Short Term Investments	5.9
Total Investments	100.0%

JNL/Mellon Capital S&P 400 MidCap Index Fund

	Shares/Par (t)	Value
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 14.1%
Aaron’s Inc.	84	$3,043
Abercrombie & Fitch Co. - Class A (e)	89	1,914
Advance Auto Parts Inc.	92	14,678
AMC Networks Inc. - Class A (c)	74	6,081
American Eagle Outfitters Inc. (e)	227	3,906
Ann Inc. (c)	58	2,799
Apollo Education Group Inc. - Class A (c)	120	1,542
Ascena Retail Group Inc. (c)	167	2,789
Big Lots Inc.	67	3,018
Brinker International Inc.	77	4,454
Brunswick Corp.	117	5,939
Buffalo Wild Wings Inc. (c)	24	3,728
Cabela’s Inc. - Class A (c) (e)	62	3,080
Carter’s Inc.	66	7,062
Cheesecake Factory Inc.	58	3,177
Chico’s FAS Inc.	181	3,007
Cinemark Holdings Inc.	132	5,321
CST Brands Inc.	97	3,786
Dana Holding Corp.	207	4,262
Deckers Outdoor Corp. (c)	43	3,122
DeVry Education Group Inc.	72	2,158
Dick’s Sporting Goods Inc.	123	6,391
Domino’s Pizza Inc.	70	7,939
DreamWorks Animation SKG Inc. - Class A (c) (e)	90	2,374
Dunkin’ Brands Group Inc. (e)	123	6,770
Foot Locker Inc.	177	11,831
Gentex Corp.	372	6,101
Graham Holdings Co.	6	5,986
Guess? Inc.	84	1,606
HSN Inc.	42	2,954
International Speedway Corp. - Class A	35	1,280
J.C. Penney Co. Inc. (c) (e)	383	3,241
Jarden Corp. (c)	226	11,695
John Wiley & Sons Inc. - Class A	58	3,166
Kate Spade & Co. (c)	160	3,452
KB Home (e)	116	1,933
Lamar Advertising Co.	102	5,863
Live Nation Inc. (c)	182	5,013
LKQ Corp. (c)	383	11,581
MDC Holdings Inc. (e)	49	1,481
Meredith Corp.	45	2,366
New York Times Co. - Class A	173	2,357
NVR Inc. (c)	5	6,486
Office Depot Inc. (c)	617	5,346
Panera Bread Co. - Class A (c)	32	5,600
Polaris Industries Inc.	77	11,381
Rent-A-Center Inc. (e)	67	1,901
Service Corp. International	255	7,515
Signet Jewelers Ltd.	101	12,954
Skechers U.S.A. Inc. - Class A (c)	52	5,678
Sotheby’s - Class A	77	3,486
Tempur Sealy International Inc. (c)	77	5,045
Thor Industries Inc.	58	3,283
Time Inc.	137	3,161

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Toll Brothers Inc. (c)	201	7,683
Tupperware Brands Corp. (e)	63	4,035
Vista Outdoor Inc. (c)	80	3,596
Wendy’s Co.	346	3,905
Williams-Sonoma Inc.	108	8,867
		294,168
CONSUMER STAPLES - 4.1%
Avon Products Inc. (e)	547	3,421
Boston Beer Co. Inc. - Class A (c)	11	2,640
Casey’s General Stores Inc.	47	4,468
Church & Dwight Co. Inc.	164	13,346
Dean Foods Co.	117	1,886
Energizer Holdings Inc.	78	10,293
Flowers Foods Inc.	232	4,901
Hain Celestial Group Inc. (c)	129	8,519
Ingredion Inc.	90	7,181
Lancaster Colony Corp.	25	2,243
Post Holdings Inc. (c)	69	3,726
SUPERVALU Inc. (c)	259	2,094
Tootsie Roll Industries Inc. (e)	27	882
TreeHouse Foods Inc. (c)	54	4,358
United Natural Foods Inc. (c)	63	4,002
WhiteWave Foods Co. - Class A (c)	220	10,737
		84,697
ENERGY - 4.5%
Atwood Oceanics Inc. (e)	75	1,971
California Resources Corp.	399	2,411
Denbury Resources Inc. (e)	444	2,823
Dresser-Rand Group Inc. (c)	97	8,220
Dril-Quip Inc. (c)	49	3,663
Energen Corp.	96	6,579
Gulfport Energy Corp. (c)	134	5,408
Helix Energy Solutions Group Inc. (c)	129	1,625
HollyFrontier Corp.	247	10,540
Murphy USA Inc. (c)	54	3,015
Nabors Industries Ltd.	364	5,251
Oceaneering International Inc.	125	5,841
Oil States International Inc. (c)	67	2,483
Patterson-UTI Energy Inc.	184	3,460
QEP Resources Inc.	206	3,810
Rosetta Resources Inc. (c)	95	2,207
Rowan Cos. Plc - Class A	156	3,299
SM Energy Co.	87	4,017
Superior Energy Services Inc.	191	4,024
Tidewater Inc. (e)	61	1,386
Unit Corp. (c)	61	1,645
Western Refining Inc.	89	3,871
World Fuel Services Corp.	91	4,346
WPX Energy Inc. (c)	256	3,143
		95,038
FINANCIALS - 23.1%
Alexander & Baldwin Inc.	56	2,222
Alexandria Real Estate Equities Inc.	91	7,931
Alleghany Corp. (c)	20	9,447
American Campus Communities Inc.	141	5,318
American Financial Group Inc.	93	6,055
Arthur J Gallagher & Co.	212	10,013
Aspen Insurance Holdings Ltd.	78	3,744
Associated Bancorp	192	3,896
BancorpSouth Inc.	107	2,767
Bank of Hawaii Corp. (e)	55	3,655
Bank of the Ozarks Inc.	89	4,055
BioMed Realty Trust Inc.	257	4,962
Brown & Brown Inc.	148	4,861
Camden Property Trust	109	8,109
Cathay General Bancorp	93	3,020
CBOE Holdings Inc.	106	6,047
City National Corp.	60	5,469
CNO Financial Group Inc.	252	4,617
Commerce Bancshares Inc.	104	4,875
Communications Sales & Leasing Inc. (e)	152	3,749
Corporate Office Properties Trust	119	2,805
Cullen/Frost Bankers Inc.	69	5,427
Douglas Emmett Inc.	171	4,611
Duke Realty Corp.	434	8,060
East West Bancorp Inc.	183	8,180
Eaton Vance Corp.	149	5,831
Equity One Inc.	101	2,369
Everest Re Group Ltd.	56	10,242
Extra Space Storage Inc.	139	9,080
Federal Realty Investment Trust	86	11,079
Federated Investors Inc. - Class B	120	4,013
First American Financial Corp.	135	5,042
First Horizon National Corp.	294	4,612
First Niagara Financial Group Inc.	445	4,204
FirstMerit Corp.	214	4,450
Fulton Financial Corp.	231	3,016
Hancock Holding Co.	99	3,147
Hanover Insurance Group Inc.	56	4,120
HCC Insurance Holdings Inc.	121	9,333
Highwoods Properties Inc.	119	4,736
Home Properties Inc.	73	5,307
Hospitality Properties Trust	189	5,459
International Bancshares Corp.	74	1,985
Janus Capital Group Inc.	186	3,178
Jones Lang LaSalle Inc.	56	9,653
Kemper Corp.	62	2,397
Kilroy Realty Corp.	111	7,452
LaSalle Hotel Properties	142	5,035
Liberty Property Trust	187	6,037
Mack-Cali Realty Corp.	109	2,013
Mercury General Corp.	46	2,538
Mid-America Apartment Communities Inc.	95	6,900
MSCI Inc. - Class A	141	8,708
National Retail Properties Inc. (e)	169	5,914
New York Community Bancorp Inc. (e)	557	10,243
Old Republic International Corp.	303	4,732
Omega Healthcare Investors Inc.	203	6,958
PacWest Bancorp	123	5,770
Potlatch Corp.	50	1,775
Primerica Inc.	68	3,085
Prosperity Bancshares Inc.	78	4,492
Raymond James Financial Inc.	161	9,616
Rayonier Inc.	163	4,176
Regency Centers Corp.	118	6,988
Reinsurance Group of America Inc.	84	7,942
RenaissanceRe Holdings Ltd.	58	5,843
SEI Investments Co.	164	8,030
Senior Housing Properties Trust	297	5,210
Signature Bank (c)	64	9,381
SLM Corp. (c)	532	5,256
StanCorp Financial Group Inc.	53	4,001
Stifel Financial Corp. (c)	86	4,940
SVB Financial Group (c)	65	9,301
Synovus Financial Corp.	171	5,274
Tanger Factory Outlet Centers Inc.	121	3,837
Taubman Centers Inc.	78	5,426
TCF Financial Corp.	213	3,535
Trustmark Corp.	84	2,089
UDR Inc.	326	10,439
Umpqua Holdings Corp.	277	4,984
Urban Edge Properties	116	2,417
Valley National Bancorp	277	2,855

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Waddell & Reed Financial Inc. - Class A	106	5,026
Washington Federal Inc.	122	2,849
Webster Financial Corp.	117	4,624
Weingarten Realty Investors	144	4,697
WisdomTree Investments Inc. (e)	142	3,111
WP Glimcher Inc.	232	3,145
WR Berkley Corp.	127	6,576
		480,368
HEALTH CARE - 9.0%
Akorn Inc. (c)	99	4,316
Align Technology Inc. (c)	91	5,728
Allscripts-Misys Healthcare Solutions Inc. (c)	213	2,910
Bio-Rad Laboratories Inc. - Class A (c)	27	4,022
Bio-Techne Corp.	47	4,597
Centene Corp. (c)	150	12,031
Charles River Laboratories International Inc. (c)	59	4,184
Community Health Systems Inc. (c)	149	9,370
Cooper Cos. Inc.	61	10,902
Halyard Health Inc. (c) (e)	58	2,364
Health Net Inc. (c)	97	6,202
Hill-Rom Holdings Inc.	73	3,950
HMS Holdings Corp. (c) (e)	116	1,984
Hologic Inc. (c)	307	11,674
Idexx Laboratories Inc. (c)	119	7,612
Lifepoint Health Inc. (c)	56	4,829
MEDNAX Inc. (c)	118	8,758
Mettler-Toledo International Inc. (c)	35	12,097
Molina Healthcare Inc. (c)	51	3,586
Omnicare Inc.	122	11,526
Owens & Minor Inc.	78	2,667
ResMed Inc. (e)	177	9,981
Sirona Dental Systems Inc. (c)	70	7,019
STERIS Corp.	75	4,827
Teleflex Inc.	52	7,063
Thoratec Corp. (c)	70	3,127
United Therapeutics Corp. (c)	59	10,224
VCI Inc. (c)	103	5,617
WellCare Health Plans Inc. (c)	55	4,686
		187,853
INDUSTRIALS - 15.1%
Acuity Brands Inc.	55	9,828
AECOM Technology Corp. (c)	190	6,288
AGCO Corp.	101	5,743
Alaska Air Group Inc.	164	10,542
AO Smith Corp.	94	6,798
B/E Aerospace Inc.	133	7,324
Belden Inc.	53	4,342
Carlisle Cos. Inc.	82	8,214
CEB Inc.	42	3,660
CLARCOR Inc.	63	3,926
Clean Harbors Inc. (c)	67	3,618
Con-Way Inc. (e)	72	2,772
Copart Inc. (c)	143	5,077
Corrections Corp. of America	147	4,859
Crane Co.	61	3,605
Deluxe Corp.	63	3,887
Donaldson Co. Inc.	160	5,719
Esterline Technologies Corp. (c)	39	3,728
Fortune Brands Home & Security Inc.	200	9,154
FTI Consulting Inc. (c)	51	2,113
GATX Corp.	57	3,045
Genesee & Wyoming Inc. - Class A (c)	65	4,914
Graco Inc.	74	5,269
Granite Construction Inc.	46	1,627
Herman Miller Inc.	74	2,134
HNI Corp. (e)	55	2,835
Hubbell Inc. - Class B	68	7,336
Huntington Ingalls Industries Inc.	61	6,904
IDEX Corp.	98	7,737
ITT Corp.	114	4,786
JetBlue Airways Corp. (c)	332	6,887
KBR Inc.	182	3,538
Kennametal Inc.	102	3,492
Kirby Corp. (c)	70	5,371
KLX Inc. (c)	66	2,903
Landstar System Inc.	56	3,755
Lennox International Inc.	52	5,567
Lincoln Electric Holdings Inc.	96	5,815
Manpower Inc.	99	8,811
MSA Safety Inc.	39	1,890
MSC Industrial Direct Co. - Class A	64	4,449
Nordson Corp.	72	5,611
NOW Inc. (c) (e)	134	2,675
Old Dominion Freight Line Inc. (c)	85	5,859
Orbital ATK Inc.	75	5,485
Oshkosh Corp.	101	4,265
Regal-Beloit Corp.	56	4,078
Rollins Inc.	121	3,444
RR Donnelley & Sons Co.	263	4,580
SPX Corp.	51	3,728
Teledyne Technologies Inc. (c)	45	4,782
Terex Corp.	133	3,100
Timken Co.	92	3,360
Towers Watson & Co. - Class A	88	11,023
Trinity Industries Inc.	196	5,178
Triumph Group Inc.	62	4,116
Valmont Industries Inc. (e)	30	3,581
Wabtec Corp.	121	11,436
Waste Connections Inc.	156	7,352
Watsco Inc.	34	4,249
Werner Enterprises Inc.	58	1,525
Woodward Governor Co.	75	4,112
		313,801
INFORMATION TECHNOLOGY - 15.9%
3D Systems Corp. (c) (e)	131	2,564
ACI Worldwide Inc. (c)	145	3,573
Acxiom Corp. (c)	98	1,719
Advanced Micro Devices Inc. (c) (e)	801	1,923
Advent Software Inc.	59	2,610
Ansys Inc. (c)	113	10,343
Arris Group Inc. (c)	166	5,082
Arrow Electronics Inc. (c)	120	6,717
Atmel Corp.	523	5,155
Avnet Inc.	172	7,057
Broadridge Financial Solutions Inc.	152	7,609
Cadence Design Systems Inc. (c) (e)	368	7,232
CDK Global Inc.	203	10,936
Ciena Corp. (c)	148	3,511
Cognex Corp.	109	5,235
CommVault Systems Inc. (c)	54	2,292
Convergys Corp.	126	3,221
CoreLogic Inc. (c)	113	4,477
Cree Inc. (c) (e)	140	3,653
Cypress Semiconductor Corp.	418	4,917
Diebold Inc.	81	2,841
DST Systems Inc.	36	4,522
FactSet Research Systems Inc.	49	7,934
Fair Isaac Corp.	39	3,582
Fairchild Semiconductor International Inc. (c)	150	2,609
FEI Co.	53	4,356
Fortinet Inc. (c)	178	7,377
Gartner Inc. - Class A (c)	105	8,984
Global Payments Inc.	84	8,734

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Informatica Corp. (c)	132	6,422
Ingram Micro Inc. - Class A (c)	196	4,917
Integrated Device Technology Inc. (c)	186	4,042
InterDigital Inc.	46	2,625
Intersil Corp. - Class A	162	2,028
IPG Photonics Corp. (c)	45	3,811
Jabil Circuit Inc.	243	5,174
Jack Henry & Associates Inc.	103	6,658
JDS Uniphase Corp. (c)	292	3,385
Keysight Technologies Inc. (c)	212	6,613
Knowles Corp. (c) (e)	106	1,911
Leidos Holdings Inc.	80	3,248
Lexmark International Inc. - Class A	76	3,367
Manhattan Associates Inc. (c)	93	5,546
MAXIMUS Inc.	83	5,444
Mentor Graphics Corp.	123	3,244
National Instruments Corp.	131	3,852
NCR Corp. (c)	212	6,388
NeuStar Inc. - Class A (c) (e)	73	2,128
Plantronics Inc.	49	2,782
Polycom Inc. (c)	172	1,968
PTC Inc. (c)	145	5,928
Rackspace Hosting Inc. (c)	149	5,558
Rovi Corp. (c) (e)	112	1,789
Science Applications International Corp.	51	2,710
Silicon Laboratories Inc. (c)	49	2,653
SolarWinds Inc. (c)	83	3,846
Solera Holdings Inc.	87	3,866
SunEdison Inc. (c) (e)	367	10,992
Synopsys Inc. (c)	196	9,903
Tech Data Corp. (c)	48	2,741
Teradyne Inc.	274	5,282
Trimble Navigation Ltd. (c)	326	7,654
Tyler Technologies Inc. (c)	42	5,464
Ultimate Software Group Inc. (c)	36	5,915
VeriFone Systems Inc. (c)	143	4,857
Vishay Intertechnology Inc.	168	1,968
WEX Inc. (c)	49	5,560
Zebra Technologies Corp. - Class A (c)	65	7,240
		330,244
MATERIALS - 6.7%
Albemarle Corp.	141	7,804
AptarGroup Inc.	78	4,997
Ashland Inc.	79	9,574
Bemis Co. Inc.	123	5,517
Cabot Corp.	82	3,072
Carpenter Technology Corp.	65	2,531
Chemours Co. (c)	214	3,420
Commercial Metals Co.	146	2,344
Compass Minerals International Inc.	43	3,567
Cytec Industries Inc.	90	5,425
Domtar Corp.	80	3,313
Eagle Materials Inc.	63	4,826
Greif Inc. - Class A	43	1,539
Louisiana-Pacific Corp. (c)	179	3,040
Minerals Technologies Inc.	44	2,966
NewMarket Corp.	13	5,906
Olin Corp.	97	2,616
Packaging Corp. of America	125	7,805
PolyOne Corp.	112	4,386
Reliance Steel & Aluminum Co.	94	5,684
Royal Gold Inc.	82	5,050
RPM International Inc.	168	8,245
Scotts Miracle-Gro Co. - Class A	56	3,303
Sensient Technologies Corp.	59	4,040
Silgan Holdings Inc.	52	2,758
Sonoco Products Co.	127	5,428
Steel Dynamics Inc.	304	6,295
TimkenSteel Corp.	50	1,345
United States Steel Corp. (e)	183	3,776
Valspar Corp.	94	7,698
Worthington Industries Inc.	64	1,927
		140,197
TELECOMMUNICATION SERVICES - 0.2%
Telephone & Data Systems Inc.	127	3,734

UTILITIES - 4.3%
Alliant Energy Corp.	142	8,219
Aqua America Inc.	222	5,447
Atmos Energy Corp.	127	6,505
Black Hills Corp.	56	2,446
Cleco Corp.	78	4,206
Great Plains Energy Inc.	194	4,683
Hawaiian Electric Industries Inc.	135	4,025
IDACORP Inc.	63	3,544
MDU Resources Group Inc.	245	4,775
National Fuel Gas Co.	106	6,245
OGE Energy Corp.	251	7,174
ONE Gas Inc.	65	2,783
PNM Resources Inc.	100	2,457
Questar Corp.	221	4,614
Talen Energy Corp. (c)	105	1,804
UGI Corp.	217	7,492
Vectren Corp.	104	3,995
Westar Energy Inc.	166	5,689
WGL Holdings Inc.	62	3,389
		89,492

Total Common Stocks (cost $1,606,422)		2,019,592

SHORT TERM INVESTMENTS - 8.0%
Investment Companies - 3.2%
JNL Money Market Fund, 0.01% (a) (h)	65,640	65,640

Securities Lending Collateral - 4.7%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	97,892	97,892

Treasury Securities - 0.1%
U.S. Treasury Bill
0.01%, 09/17/15 (o)	$1,475	1,475
0.04%, 12/10/15 (o)	1,705	1,705
		3,180
Total Short Term Investments (cost $166,712)		166,712

Total Investments - 105.0% (cost $1,773,134)		2,186,304
Other Assets and Liabilities, Net - (5.0%)		(104,854)
Total Net Assets - 100.0%		$2,081,450

Portfolio Composition:	Percentage of Total Investments
Financials	22.0%
Information Technology	15.1
Industrials	14.3
Consumer Discretionary	13.5
Health Care	8.6
Materials	6.4
Energy	4.3
Utilities	4.1
Consumer Staples	3.9
Telecommunication Services	0.2
Short Term Investments	7.6
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/Mellon Capital Small Cap Index Fund

	Shares/Par (t)	Value
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 14.7%
1-800-Flowers.com Inc. - Class A (c)	26	$267
2U Inc. (c)	23	731
Abercrombie & Fitch Co. - Class A	63	1,363
AMC Entertainment Holdings Inc. - Class A	23	709
America’s Car-Mart Inc. (c)	8	375
American Axle & Manufacturing Holdings Inc. (c)	75	1,569
American Eagle Outfitters Inc.	195	3,359
American Public Education Inc. (c)	19	496
Ann Inc. (c)	46	2,220
Apollo Education Group Inc. - Class A (c)	86	1,107
Arctic Cat Inc.	14	452
Asbury Automotive Group Inc. (c)	27	2,463
Ascena Retail Group Inc. (c)	129	2,141
Ascent Capital Group Inc. (c)	13	572
Barnes & Noble Inc. (c)	50	1,294
Bassett Furniture Industries Inc.	10	278
Beazer Homes USA Inc. (c)	28	549
Bebe Stores Inc.	41	82
Belmond Ltd. - Class A (c)	97	1,211
Big 5 Sporting Goods Corp.	17	235
Big Lots Inc.	50	2,228
Biglari Holdings Inc. (c)	2	724
BJ’s Restaurants Inc. (c)	23	1,092
Black Diamond Inc. (c)	26	239
Bloomin’ Brands Inc.	120	2,557
Blue Bird Corp. (c)	5	60
Blue Nile Inc. (c)	13	391
Bob Evans Farms Inc.	24	1,208
Bojangles’ Inc. (c)	8	180
Boot Barn Holdings Inc. (c)	11	364
Boyd Gaming Corp. (c)	80	1,203
Bravo Brio Restaurant Group Inc. (c)	18	242
Bridgepoint Education Inc. (c)	22	208
Bright Horizons Family Solutions Inc. (c)	37	2,119
Buckle Inc. (e)	29	1,344
Buffalo Wild Wings Inc. (c)	19	2,971
Build-A-Bear Workshop Inc. (c)	13	205
Burlington Stores Inc. (c)	71	3,652
Caesars Acquisition Co. - Class A (c)	46	320
Caesars Entertainment Corp. (c) (e)	54	331
Caleres Inc.	45	1,444
Callaway Golf Co.	84	753
Capella Education Co.	12	649
Career Education Corp. (c)	72	236
Carmike Cinemas Inc. (c)	26	696
Carriage Services Inc.	15	369
Carrol’s Restaurant Group Inc. (c)	37	388
Cato Corp. - Class A	26	1,020
Cavco Industries Inc. (c)	9	705
Central European Media Entertainment Ltd. - Class A (c) (e)	84	184
Century Communities Inc. (c)	14	289
Cheesecake Factory Inc.	49	2,659
Chegg Inc. (c) (e)	74	581
Cherokee Inc.	8	220
Chico’s FAS Inc.	131	2,185
Childrens Place Retail Stores Inc.	21	1,376
Christopher & Banks Corp. (c)	45	179
Churchill Downs Inc.	13	1,679
Chuy’s Holdings Inc. (c)	18	476
Cimpress NV (c) (e)	33	2,759
Citi Trends Inc. (c)	15	366
ClubCorp Holdings Inc.	42	997
Collectors Universe Inc.	7	143
Columbia Sportswear Co.	29	1,731
Conn’s Inc. (c) (e)	28	1,129
Container Store Group Inc. (c) (e)	18	307
Cooper Tire & Rubber Co.	58	1,946
Cooper-Standard Holding Inc. (c)	13	820
Core-Mark Holding Co. Inc.	24	1,421
Coupons.com Inc. (c) (e)	57	611
Cracker Barrel Old Country Store Inc. (e)	19	2,856
Crocs Inc. (c)	77	1,135
Crown Media Holdings Inc. - Class A (c)	31	138
CSS Industries Inc.	10	316
Culp Inc.	8	255
Cumulus Media Inc. - Class A (c) (e)	166	336
Daily Journal Corp. (c) (e)	1	226
Dana Holding Corp.	163	3,360
Dave & Buster’s Entertainment Inc. (c)	21	769
Deckers Outdoor Corp. (c)	32	2,291
Del Frisco’s Restaurant Group Inc. (c)	25	458
Denny’s Corp. (c)	85	982
Destination XL Group Inc. (c)	33	163
DeVry Education Group Inc.	58	1,740
Diamond Resorts International Inc. (c)	41	1,295
DineEquity Inc.	17	1,720
Dorman Products Inc. (c) (e)	27	1,273
DreamWorks Animation SKG Inc. - Class A (c)	69	1,825
Drew Industries Inc.	25	1,428
El Pollo Loco Holdings Inc. (c) (e)	13	269
Eldorado Resorts Inc. (c)	26	201
Empire Resorts Inc. (c) (e)	16	81
Entercom Communications Corp. - Class A (c)	28	320
Entravision Communications Corp. - Class A	62	514
Eros International Plc (c)	26	645
Escalade Inc.	10	189
Ethan Allen Interiors Inc.	27	716
Etsy Inc. (c)	18	256
EVINE Live Inc. (c)	49	131
EW Scripps Co. - Class A	58	1,326
Express Inc. (c)	84	1,527
Federal-Mogul Corp. (c)	30	344
Fenix Parts Inc. (c)	13	126
Fiesta Restaurant Group Inc. (c)	27	1,339
Finish Line Inc. - Class A	46	1,282
Five Below Inc. (c)	54	2,149
Flexsteel Industries Inc.	5	221
Fox Factory Holding Corp. (c)	16	262
Francesca’s Holdings Corp. (c)	45	607
Fred’s Inc. - Class A	37	717
Freshpet Inc. (c) (e)	20	370
FTD Cos. Inc. (c)	18	518
G-III Apparel Group Ltd. (c)	40	2,821
Genesco Inc. (c)	24	1,585
Gentherm Inc. (c)	37	2,020
Global Eagle Entertainment Inc. (c) (e)	46	605
Grand Canyon Education Inc. (c)	47	1,992
Gray Television Inc. (c)	64	1,000
Green Brick Partners Inc. (c)	13	143
Group 1 Automotive Inc.	23	2,121
Guess? Inc.	61	1,170
Habit Restaurants Inc. - Class A (c) (e)	11	342
Harte-Hanks Inc. (e)	48	284
Haverty Furniture Cos. Inc.	22	476
Helen of Troy Ltd. (c)	28	2,774
Hemisphere Media Group Inc. - Class A (c) (e)	8	90
Hibbett Sports Inc. (c) (e)	25	1,160
Hillenbrand Inc. (e)	63	1,928
Hooker Furniture Corp.	10	247

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Houghton Mifflin Harcourt Co. (c)	134	3,386
Hovnanian Enterprises Inc. - Class A (c) (e)	124	330
HSN Inc.	32	2,281
Iconix Brand Group Inc. (c) (e)	48	1,190
IMAX Corp. (c)	56	2,239
Installed Building Products Inc. (c)	19	463
International Speedway Corp. - Class A	27	1,008
Interval Leisure Group Inc.	39	896
Intrawest Resorts Holdings Inc. (c)	17	203
iRobot Corp. (c) (e)	30	948
Isle of Capri Casinos Inc. (c)	20	370
Jack in the Box Inc.	37	3,292
Jakks Pacific Inc. (c) (e)	21	210
Jamba Inc. (c) (e)	16	240
Johnson Outdoors Inc. - Class A	5	125
Journal Media Group Inc.	18	147
K12 Inc. (c)	36	459
KB Home	82	1,354
Kirkland’s Inc.	16	444
Kona Grill Inc. (c)	8	149
Krispy Kreme Doughnuts Inc. (c)	65	1,247
La Quinta Holdings Inc. (c)	89	2,038
La-Z-Boy Inc.	52	1,382
Lands’ End Inc. (c) (e)	19	461
LGI Homes Inc. (c) (e)	15	296
Libbey Inc.	22	903
Liberty Tax Inc. - Class A (e)	4	100
Liberty TripAdvisor Holdings Inc. - Class A (c)	69	2,210
LifeLock Inc. (c) (e)	93	1,526
Lifetime Brands Inc.	11	163
Lithia Motors Inc. - Class A	23	2,573
Lumber Liquidators Holdings Inc. (c) (e)	27	550
M/I Homes Inc. (c)	24	598
Malibu Boats Inc. - Class A (c)	17	342
Marcus Corp.	19	366
Marine Products Corp.	6	35
MarineMax Inc. (c)	27	626
Marriott Vacations Worldwide Corp.	26	2,373
Martha Stewart Living Omnimedia Inc. - Class A (c)	27	168
Matthews International Corp. - Class A	33	1,736
Mattress Firm Holding Corp. (c) (e)	20	1,214
MDC Holdings Inc. (e)	39	1,158
MDC Partners Inc.	44	869
Media General Inc. (c)	94	1,558
Men’s Wearhouse Inc.	48	3,090
Meredith Corp.	38	1,956
Meritage Homes Corp. (c)	41	1,922
Metaldyne Performance Group Inc.	12	216
Modine Manufacturing Co. (c)	52	555
Monarch Casino & Resort Inc. (c)	8	172
Monro Muffler Brake Inc.	32	1,974
Morgans Hotel Group Co. (c)	30	204
Motorcar Parts of America Inc. (c)	19	569
Movado Group Inc. (e)	16	439
National CineMedia Inc.	63	1,001
Nautilus Inc. (c)	29	630
New Home Co. Inc. (c)	10	170
New Media Investment Group Inc.	46	828
New York Times Co. - Class A	137	1,875
Nexstar Broadcasting Group Inc. - Class A	32	1,789
Noodles & Co. - Class A (c) (e)	11	165
NutriSystem Inc.	29	721
Orbitz Worldwide Inc. (c)	106	1,213
Outerwall Inc. (e)	18	1,404
Overstock.com Inc. (c)	12	277
Oxford Industries Inc.	15	1,308
Papa John’s International Inc.	29	2,193
Papa Murphy’s Holdings Inc. (c) (e)	9	178
Party City Holdco Inc. (c)	23	464
Penn National Gaming Inc. (c) (e)	82	1,499
Pep Boys-Manny Moe & Jack (c)	58	714
Performance Sports Group Ltd. (c)	41	743
Perry Ellis International Inc. (c) (e)	15	346
PetMed Express Inc. (e)	19	325
Pier 1 Imports Inc.	90	1,140
Pinnacle Entertainment Inc. (c)	60	2,250
Pool Corp.	44	3,057
Popeyes Louisiana Kitchen Inc. (c) (e)	23	1,388
Potbelly Corp. (c) (e)	21	260
Quicksilver Inc. (c) (e)	145	96
Reading International Inc. - Class A (c)	15	213
Red Robin Gourmet Burgers Inc. (c)	14	1,214
Regis Corp. (c)	41	647
Remy International Inc.	29	636
Rent-A-Center Inc. (e)	53	1,500
Rentrak Corp. (c) (e)	12	870
Restoration Hardware Holdings Inc. (c)	33	3,185
RetailMeNot Inc. (c)	38	671
Ruby Tuesday Inc. (c)	63	397
Ruth’s Hospitality Group Inc.	36	576
Ryland Group Inc.	47	2,166
Saga Communications Inc. - Class A	4	152
Scholastic Corp.	28	1,214
Scientific Games Corp. - Class A (c) (e)	52	801
SeaWorld Entertainment Inc.	62	1,148
Select Comfort Corp. (c)	52	1,574
Sequential Brands Group Inc. (c) (e)	24	374
SFX Entertainment Inc. (c) (e)	46	206
Shake Shack Inc. - Class A (c) (e)	6	360
Shoe Carnival Inc.	17	486
Shutterfly Inc. (c)	38	1,797
Shutterstock Inc. (c) (e)	19	1,123
Sinclair Broadcast Group Inc. - Class A (e)	66	1,851
Sizmek Inc. (c) (e)	28	196
Skullcandy Inc. (c)	25	192
Smith & Wesson Holding Corp. (c) (e)	54	894
Sonic Automotive Inc. - Class A	33	790
Sonic Corp. (e)	52	1,499
Sotheby’s - Class A	62	2,806
Speedway Motorsports Inc.	11	256
Sportsman’s Warehouse Holdings Inc. (c) (e)	17	196
Stage Stores Inc. (e)	32	561
Standard Motor Products Inc. (e)	20	701
Standard-Pacific Corp. (c)	151	1,341
Stein Mart Inc.	31	327
Steiner Leisure Ltd. (c)	13	695
Steven Madden Ltd. (c)	56	2,409
Stoneridge Inc. (c)	29	340
Strattec Security Corp.	4	246
Strayer Education Inc. (c)	12	522
Sturm Ruger & Co. Inc.	19	1,078
Superior Industries International Inc. (e)	26	477
Superior Uniform Group Inc.	7	112
Systemax Inc. (c)	13	115
Taylor Morrison Home Corp. - Class A (c)	30	603
Tenneco Inc. (c)	61	3,518
Texas Roadhouse Inc. - Class A	70	2,615
Tile Shop Holdings Inc. (c) (e)	29	418
Tilly’s Inc. - Class A (c)	10	97
Time Inc.	109	2,517
Tower International Inc. (c)	20	531
Townsquare Media Inc. (c)	9	125
Travelport Worldwide Ltd. (e)	98	1,357
TRI Pointe Homes Inc. (c)	160	2,452
Tribune Publishing Co.	24	372

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Tuesday Morning Corp. (c) (e)	44	497
Tumi Holdings Inc. (c)	56	1,140
Unifi Inc. (c)	14	459
Universal Electronics Inc. (c)	16	809
Universal Technical Institute Inc.	24	206
Vail Resorts Inc.	36	3,962
Vera Bradley Inc. (c)	24	268
Vince Holding Corp. (c)	12	144
Vitamin Shoppe Inc. (c)	30	1,109
VOXX International Corp. - Class A (c) (e)	21	178
Wayfair Inc. - Class A (c) (e)	19	729
WCI Communities Inc. (c)	15	368
Weight Watchers International Inc. (c) (e)	31	151
West Marine Inc. (c)	23	217
Weyco Group Inc.	7	195
William Lyon Homes - Class A (c)	19	475
Winmark Corp.	3	266
Winnebago Industries Inc. (e)	27	640
Wolverine World Wide Inc.	103	2,932
World Wrestling Entertainment Inc. - Class A (e)	33	538
Zagg Inc. (c)	27	213
Zoe’s Kitchen Inc. (c) (e)	18	741
zulily Inc. - Class A (c)	60	779
Zumiez Inc. (c)	23	616
		281,371
CONSUMER STAPLES - 3.1%
Alico Inc.	3	145
Andersons Inc.	29	1,143
B&G Foods Inc.	58	1,651
Boston Beer Co. Inc. - Class A (c)	9	2,092
Boulder Brands Inc. (c) (e)	55	383
Cal-Maine Foods Inc. (e)	32	1,683
Calavo Growers Inc.	15	790
Casey’s General Stores Inc.	39	3,712
Castle Brands Inc. (c)	61	84
Central Garden & Pet Co. - Class A (c)	42	484
Chefs’ Warehouse Inc. (c) (e)	17	370
Coca-Cola Bottling Co. (e)	5	706
Craft Brewers Alliance Inc. (c) (e)	12	138
Darling Ingredients Inc. (c)	165	2,418
Dean Foods Co.	97	1,574
Diamond Foods Inc. (c)	26	815
Elizabeth Arden Inc. (c) (e)	29	413
Fairway Group Holdings Corp. - Class A (c) (e)	17	61
Farmer Bros. Co. (c)	7	171
Fresh Del Monte Produce Inc.	33	1,289
HRG Group Inc. (c)	82	1,070
IGI Laboratories Inc. (c) (e)	38	237
Ingles Markets Inc. - Class A	13	621
Inter Parfums Inc.	18	610
Inventure Foods Inc. (c)	18	179
J&J Snack Foods Corp.	15	1,645
John B. Sanfilippo & Son Inc.	8	398
Lancaster Colony Corp.	18	1,680
Lifeway Foods Inc. (c)	5	102
Limoneira Co. (e)	13	295
Medifast Inc. (c) (e)	11	355
MGP Ingredients Inc.	10	164
National Beverage Corp. (c)	13	303
Natural Grocers by Vitamin Cottage Inc. (c) (e)	10	248
Nature’s Sunshine Products Inc.	10	140
Nutraceutical International Corp. (c)	11	262
Oil-Dri Corp. of America	6	179
Omega Protein Corp. (c)	25	349
Orchids Paper Products Co.	9	207
Post Holdings Inc. (c)	55	2,952
Prestige Brands Holdings Inc. (c)	52	2,413
PriceSmart Inc.	19	1,779
Revlon Inc. - Class A (c)	10	382
Sanderson Farms Inc. (e)	22	1,685
Seneca Foods Corp. - Class A (c) (e)	8	229
Smart & Final Stores Inc. (c)	23	415
Snyders-Lance Inc.	50	1,600
SpartanNash Co.	39	1,274
SUPERVALU Inc. (c)	256	2,075
Synutra International Inc. (c) (e)	22	160
The Fresh Market Inc. (c) (e)	45	1,435
Tootsie Roll Industries Inc. (e)	19	605
TreeHouse Foods Inc. (c)	43	3,465
United Natural Foods Inc. (c)	50	3,182
Universal Corp. (e)	23	1,320
USANA Health Sciences Inc. (c)	5	749
Vector Group Ltd. (e)	79	1,846
Village Super Market Inc. - Class A	7	234
WD-40 Co. (e)	15	1,269
Weis Markets Inc.	11	476
		58,711
ENERGY - 3.7%
Abraxas Petroleum Corp. (c)	95	280
Adams Resources & Energy Inc.	3	124
Alon USA Energy Inc.	30	571
Approach Resources Inc. (c) (e)	42	285
Ardmore Shipping Corp.	18	222
Atwood Oceanics Inc.	59	1,557
Basic Energy Services Inc. (c) (e)	42	315
Bill Barrett Corp. (c) (e)	53	458
Bonanza Creek Energy Inc. (c)	49	893
Bristow Group Inc.	35	1,856
C&J Energy Services Ltd. (c)	55	733
Callon Petroleum Co. (c)	59	487
CARBO Ceramics Inc. (e)	20	817
Carrizo Oil & Gas Inc. (c)	52	2,560
Clayton Williams Energy Inc. (c) (e)	7	435
Clean Energy Fuels Corp. (c) (e)	77	435
Cloud Peak Energy Inc. (c) (e)	65	303
Contango Oil & Gas Co. (c)	18	226
Delek US Holdings Inc.	57	2,113
DHT Holdings Inc.	98	759
Dorian LPG Ltd. (c)	23	391
Eclipse Resources Corp. (c) (e)	46	244
Energy Fuels Inc. (c)	40	177
Energy XXII Ltd. (e)	99	261
Era Group Inc. (c)	20	407
Evolution Petroleum Corp.	20	130
EXCO Resources Inc. (e)	162	191
Exterran Holdings Inc.	68	2,234
FMSA Holdings Inc. (c) (e)	60	494
Forum Energy Technologies Inc. (c)	60	1,210
Frontline Ltd. (c) (e)	104	255
GasLog Ltd.	43	868
Gastar Exploration Inc. (c)	86	266
Geospace Technologies Corp. (c)	14	326
Green Plains Inc.	38	1,041
Gulfmark Offshore Inc. - Class A (e)	24	273
Halcon Resources Corp. (c) (e)	358	415
Hallador Energy Co.	15	123
Helix Energy Solutions Group Inc. (c)	107	1,346
Hornbeck Offshore Services Inc. (c) (e)	32	660
Independence Contract Drilling Inc. (c)	11	94
ION Geophysical Corp. (c) (e)	146	156
Isramco Inc. (c) (e)	1	134
Jones Energy Inc. - Class A (c)	27	247
Key Energy Services Inc. (c)	141	253

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Magnum Hunter Resources Corp. (c) (e)	211	394
Matador Resources Co. (c)	73	1,832
Matrix Service Co. (c)	27	503
McDermott International Inc. (c) (e)	241	1,284
Natural Gas Services Group Inc. (c) (e)	14	320
Navios Maritime Acq Corp.	84	300
Newpark Resources Inc. (c)	83	674
Nordic American Offshore Ltd. (e)	19	153
Nordic American Tankers Ltd. (e)	89	1,270
North Atlantic Drilling Ltd. (e)	79	93
Northern Oil and Gas Inc. (c) (e)	65	441
Oasis Petroleum Inc. (c)	127	2,009
Oil States International Inc. (c)	47	1,749
Pacific Ethanol Inc. (c) (e)	25	261
Panhandle Oil and Gas Inc. - Class A	15	304
Par Petroleum Corp. (c)	15	273
Parker Drilling Co. (c)	131	436
Parsley Energy Inc. - Class A (c)	81	1,405
PDC Energy Inc. (c)	40	2,154
Peabody Energy Corp.	253	554
Penn Virginia Corp. (c) (e)	69	304
PHI Inc. (c)	14	423
Pioneer Energy Services Corp. (c)	70	446
Renewable Energy Group Inc. (c)	43	498
Rentech Inc. (c)	235	251
Rex Energy Corp. (c) (e)	51	287
Rex Stores Corp. (c)	7	459
RigNet Inc. (c)	13	397
Ring Energy Inc. (c)	17	194
Rosetta Resources Inc. (c)	77	1,782
RSP Permian Inc. (c)	52	1,461
Sanchez Energy Corp. (c) (e)	54	530
SandRidge Energy Inc. (c)	394	346
Scorpio Tankers Inc.	179	1,801
SEACOR Holdings Inc. (c)	18	1,293
SemGroup Corp. - Class A	44	3,478
Seventy Seven Energy Inc. (c)	51	220
Ship Finance International Ltd. (e)	61	997
Solazyme Inc. (c) (e)	80	250
Stone Energy Corp. (c) (e)	57	718
Synergy Resources Corp. (c)	102	1,169
Teekay Tankers Ltd. - Class A	78	519
Tesco Corp.	37	401
Tetra Technologies Inc. (c)	89	567
Tidewater Inc.	43	974
TransAtlantic Petroleum Ltd. (c) (e)	23	118
Triangle Petroleum Corp. (c) (e)	47	237
Ultra Petroleum Corp. (c)	140	1,747
Unit Corp. (c)	46	1,245
Uranium Energy Corp. (c)	84	133
Vivint Solar Inc. (c) (e)	20	243
W&T Offshore Inc. (e)	38	209
Western Refining Inc.	69	3,013
Westmoreland Coal Co. (c)	16	330
		71,074
FINANCIALS - 23.9%
1st Source Corp.	15	510
Acadia Realty Trust	69	1,998
Access National Corp.	7	129
Actua Corp. (c)	41	586
AG Mortgage Investment Trust Inc.	31	539
Agree Realty Corp.	19	540
Alexander & Baldwin Inc.	49	1,921
Alexander’s Inc.	2	861
Altisource Asset Management Corp. (c)	1	136
Altisource Portfolio Solutions SA (c) (e)	15	457
Altisource Residential Corp. - Class B	57	954
Ambac Financial Group Inc. (c)	47	778
American Assets Trust Inc.	37	1,465
American Capital Mortgage Investment Corp.	53	843
American Equity Investment Life Holding Co.	78	2,095
American National Bankshares Inc.	9	207
American Residential Properties Inc.	32	592
Ameris Bancorp	32	805
Amerisafe Inc.	20	948
Ames National Corp. (e)	9	223
Anchor BanCorp Wisconsin Inc. (c)	6	243
Anworth Mortgage Asset Corp.	100	493
Apollo Commercial Real Estate Finance Inc.	56	916
Apollo Residential Mortgage Inc.	33	489
Ares Commercial Real Estate Corp.	30	342
Argo Group International Holdings Ltd.	28	1,556
Arlington Asset Investment Corp. - Class A (e)	25	493
Armada Hoffler Properties Inc.	23	228
ARMOUR Residential REIT Inc.	371	1,042
Arrow Financial Corp.	11	302
Ashford Hospitality Prime Inc.	27	401
Ashford Hospitality Trust Inc.	81	689
Ashford Inc. (c)	1	79
Associated Estates Realty Corp.	58	1,654
Astoria Financial Corp.	90	1,240
Atlas Financial Holdings Inc. (c)	12	236
AV Homes Inc. (c)	10	137
Baldwin & Lyons Inc. - Class B	10	242
Banc of California Inc.	32	442
BancFirst Corp.	8	510
Banco Latinoamericano de Comercio Exterior SA - Class E	30	967
Bancorp Inc. (c)	36	334
BancorpSouth Inc.	96	2,482
Bank Mutual Corp.	44	335
Bank of Marin Bancorp	7	349
Bank of the Ozarks Inc.	78	3,583
BankFinancial Corp.	19	228
Banner Corp.	22	1,031
Bar Harbor Bankshares	5	193
BBCN Bancorp Inc.	80	1,178
BBX Capital Corp. - Class A (c) (e)	3	52
Bear State Financial Inc. (c)	12	113
Beneficial Bancorp Inc. (c)	78	979
Berkshire Hills Bancorp Inc.	27	782
BGC Partners Inc. - Class A	182	1,589
Blue Hills Bancorp Inc. (c)	29	412
Bluerock Residential Growth REIT Inc. - Class A	17	217
BNC Bancorp	21	408
BofI Holding Inc. (c)	16	1,660
Boston Private Financial Holdings Inc.	83	1,113
Bridge Bancorp Inc.	13	349
Bridge Capital Holdings (c)	10	300
Brookline Bancorp Inc.	70	793
Bryn Mawr Bank Corp.	18	528
BSB BanCorp Inc. (c)	7	163
C1 Financial Inc. (c)	5	105
Calamos Asset Management Inc. - Class A	17	205
Camden National Corp.	9	337
Campus Crest Communities Inc.	71	391
Capital Bank Financial Corp. - Class A (c)	23	671
Capital City Bank Group Inc.	12	179
Capitol Federal Financial Inc.	141	1,693
Capstead Mortgage Corp. (e)	95	1,055
Cardinal Financial Corp.	34	738
CareTrust REIT Inc.	30	382
Cascade Bancorp (c)	33	170
Cash America International Inc.	28	720

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
CatchMark Timber Trust Inc. - Class A	38	440
Cathay General Bancorp	80	2,588
Cedar Shopping Centers Inc.	85	543
CenterState Banks of Florida Inc.	45	602
Central Pacific Financial Corp.	23	535
Century Bancorp Inc. - Class A	3	120
Chambers Street Properties	236	1,880
Charter Financial Corp.	18	222
Chatham Lodging Trust	38	1,014
Chemical Financial Corp.	32	1,069
Chesapeake Lodging Trust	61	1,856
CIFC Corp. (e)	8	60
Citizens & Northern Corp.	15	298
Citizens Inc. - Class A (c) (e)	49	368
City Holdings Co.	15	752
Clifton Bancorp Inc.	28	385
CNB Financial Corp.	17	307
CNO Financial Group Inc.	197	3,618
CoBiz Financial Inc.	35	458
Cohen & Steers Inc.	20	682
Colony Capital Inc.	112	2,545
Columbia Banking System Inc.	58	1,873
Community Bank System Inc. (e)	41	1,537
Community Trust Bancorp Inc.	17	598
CommunityOne Bancorp (c)	8	86
ConnectOne Bancorp Inc.	29	629
Consolidated-Tomoka Land Co.	5	265
CorEnergy Infrastructure Trust Inc. (e)	48	306
Coresite Realty Corp.	23	1,045
Cousins Properties Inc.	216	2,247
Cowen Group Inc. - Class A (c)	115	736
Crawford & Co. - Class B	26	222
CU Bancorp (c)	16	361
CubeSmart	166	3,841
Customers Bancorp Inc. (c)	27	725
CVB Financial Corp.	106	1,867
CyrusOne Inc.	52	1,544
CYS Investments Inc.	158	1,222
DCT Industrial Trust Inc.	88	2,774
Diamond Hill Investment Group Inc.	3	645
DiamondRock Hospitality Co.	200	2,563
Dime Community Bancshares Inc.	31	531
Donegal Group Inc. - Class A	7	109
DuPont Fabros Technology Inc.	63	1,858
Dynex Capital Inc.	57	435
Eagle Bancorp Inc. (c)	29	1,280
Easterly Government Properties Inc.	14	228
EastGroup Properties Inc.	33	1,837
Education Realty Trust Inc.	48	1,521
eHealth Inc. (c)	21	264
EMC Insurance Group Inc.	7	172
Employer Holdings Inc.	32	727
Encore Capital Group Inc. (c) (e)	27	1,141
Enova International Inc. (c)	27	513
Enstar Group Ltd. (c)	9	1,373
Enterprise Bancorp Inc.	7	164
Enterprise Financial Services Corp.	20	456
EPR Properties	57	3,128
Equity One Inc.	73	1,693
Essent Group Ltd. (c)	55	1,492
EverBank Financial Corp.	95	1,867
Evercore Partners Inc. - Class A	34	1,861
Excel Trust Inc.	63	992
EZCorp Inc. - Class A (c) (e)	51	379
Farmers Capital Bank Corp. (c)	7	194
FBL Financial Group Inc. - Class A	10	572
FCB Financial Holdings Inc. - Class A (c)	26	833
Federal Agricultural Mortgage Corp. - Class C	12	340
Federated National Holding Co.	16	389
FelCor Lodging Trust Inc.	145	1,437
Fidelity & Guaranty Life	13	297
Fidelity Southern Corp.	17	296
Fifth Street Asset Management Inc. - Class A (e)	10	100
Financial Engines Inc. (e)	52	2,198
Financial Institutions Inc.	16	391
First American Financial Corp.	108	4,024
First Bancorp Inc.	11	206
First Bancorp Inc.	23	380
First Bancorp Inc. (c)	107	517
First Busey Corp.	73	477
First Business Financial Services Inc.	4	191
First Cash Financial Services Inc. (c)	28	1,285
First Citizens BancShares Inc. - Class A	8	2,055
First Commonwealth Financial Corp.	89	858
First Community Bancshares Inc.	15	273
First Connecticut Bancorp Inc.	17	276
First Defiance Financial Corp.	9	338
First Financial Bancorp	61	1,095
First Financial Bankshares Inc. (e)	64	2,218
First Financial Corp.	13	454
First Industrial Realty Trust Inc.	111	2,070
First Interstate BancSystem Inc. - Class A	20	545
First Merchants Corp.	37	916
First Midwest Bancorp Inc.	78	1,485
First NBC Bank Holding Co. (c)	15	527
First of Long Island Corp.	14	374
First Potomac Realty Trust	59	606
FirstMerit Corp.	166	3,448
Flagstar Bancorp Inc. (c)	22	404
Flushing Financial Corp.	30	621
FNB Corp.	174	2,497
FNFV Group (c)	73	1,121
Forestar Group Inc. (c)	35	456
Fox Chase Bancorp Inc.	14	232
Franklin Financial Network Inc. (c)	5	114
Franklin Street Properties Corp. (e)	90	1,019
FRP Holdings Inc. (c)	6	207
Fulton Financial Corp.	161	2,109
Gain Capital Holdings Inc.	31	301
GAMCO Investors Inc.	6	436
Geo Group Inc.	76	2,596
German American Bancorp Inc.	14	424
Getty Realty Corp. (e)	28	459
Glacier Bancorp Inc. (e)	75	2,216
Gladstone Commercial Corp.	20	326
Global Indemnity Plc (c)	10	277
Government Properties Income Trust (e)	71	1,319
Gramercy Property Trust Inc.	58	1,357
Great Southern Bancorp Inc.	10	424
Great Western Bancorp Inc.	39	952
Green Bancorp Inc. (c)	10	149
Green Dot Corp. - Class A (c)	45	853
Greenhill & Co. Inc. (e)	29	1,213
Greenlight Capital Re Ltd. - Class A (c)	29	853
Guaranty Bancorp	18	300
Hallmark Financial Services Inc. (c)	18	206
Hampton Roads Bankshares Inc. (c) (e)	30	62
Hancock Holding Co.	78	2,490
Hanmi Financial Corp.	32	795
Hannon Armstrong Sustainable Infrastructure Capital Inc.	34	679
Hatteras Financial Corp.	97	1,575
HCI Group Inc.	8	341
Healthcare Realty Trust Inc.	100	2,337
Heartland Financial USA Inc.	17	619

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Heritage Commerce Corp.	19	185
Heritage Financial Corp.	30	542
Heritage Financial Group Inc.	8	254
Heritage Insurance Holdings Inc. (c)	23	531
Heritage Oaks BanCorp	27	216
Hersha Hospitality Trust	49	1,258
HFF Inc. - Class A	37	1,554
Highwoods Properties Inc.	94	3,774
Hilltop Holdings Inc. (c)	78	1,883
Hingham Institution for Savings	1	138
Home Bancshares Inc. (e)	56	2,066
HomeStreet Inc. (c)	22	493
HomeTrust Bancshares Inc. (c)	20	337
Horace Mann Educators Corp.	42	1,542
Horizon BanCorp (e)	11	286
Hudson Pacific Properties Inc.	74	2,108
Hudson Valley Holding Corp.	14	402
IberiaBank Corp.	38	2,563
Impac Mortgage Holdings Inc. (c)	8	150
Independence Holding Co.	6	74
Independence Realty Trust Inc.	22	168
Independent Bank Corp. (e)	26	1,242
Independent Bank Corp.	24	320
Independent Bank Group Inc.	10	408
Infinity Property & Casualty Corp.	11	872
InfraREIT Inc.	22	622
Inland Real Estate Corp.	86	806
International Bancshares Corp.	54	1,453
INTL FCStone Inc. (c)	16	538
Invesco Mortgage Capital Inc.	123	1,760
Investment Technology Group Inc.	34	850
Investors Bancorp Inc.	349	4,291
Investors Real Estate Trust (e)	121	863
iStar Financial Inc. (c)	86	1,140
James River Group Holdings Ltd.	11	296
Janus Capital Group Inc. (e)	147	2,513
JG Wentworth Co. - Class A (c)	15	141
Kansas City Life Insurance Co.	5	215
KCG Holdings Inc. - Class A (c) (e)	46	570
Kearny Financial Corp. (c)	87	973
Kemper Corp.	43	1,674
Kennedy-Wilson Holdings Inc.	91	2,246
Kite Realty Group Trust	79	1,934
Ladder Capital Corp. - Class A	38	653
Ladenburg Thalmann Financial Services Inc. (c) (e)	103	362
Lakeland Bancorp Inc.	39	468
Lakeland Financial Corp.	17	718
LaSalle Hotel Properties	113	3,997
LegacyTexas Financial Group Inc.	47	1,422
LendingTree Inc. (c)	6	480
Lexington Realty Trust (e)	205	1,739
LTC Properties Inc.	36	1,509
Mack-Cali Realty Corp.	89	1,639
Maiden Holdings Ltd.	51	798
MainSource Financial Group Inc.	23	510
Marcus & Millichap Inc. (c)	13	609
MarketAxess Holdings Inc.	37	3,459
Marlin Business Services Inc.	10	163
MB Financial Inc.	74	2,559
MBIA Inc. (c)	142	854
Meadowbrook Insurance Group Inc.	57	488
Medical Properties Trust Inc.	209	2,734
Medley Management Inc. - Class A (e)	6	69
Mercantile Bank Corp.	18	376
Merchants Bancshares Inc.	6	184
Meridian Bancorp Inc. (c)	52	699
Meta Financial Group Inc.	7	317
Metro Bancorp Inc.	12	312
MGIC Investment Corp. (c)	339	3,858
MidWestOne Financial Group Inc.	7	227
Moelis & Co. - Class A	17	478
Monmouth Real Estate Investment Corp. - Class A (e)	59	574
Monogram Residential Trust Inc.	152	1,368
Montpelier Re Holdings Ltd.	36	1,427
National Bank Holdings Corp. - Class A	35	724
National Bankshares Inc. (e)	8	227
National Commerce Corp. (c)	5	142
National General Holdings Corp.	34	712
National Health Investors Inc.	38	2,336
National Interstate Corp.	9	243
National Penn Bancshares Inc.	139	1,563
National Storage Affiliates Trust	21	259
National Western Life Insurance Co. - Class A	2	536
Nationstar Mortgage Holdings Inc. (c)	36	601
Navigators Group Inc. (c)	11	823
NBT Bancorp Inc. (e)	43	1,131
Nelnet Inc. - Class A	23	1,016
New Residential Investment Corp.	198	3,025
New Senior Investment Group Inc.	60	809
New York Mortgage Trust Inc. (e)	107	800
New York REIT Inc.	162	1,613
NewBridge Bancorp	36	319
NewStar Financial Inc. (c)	27	301
NexPoint Residential Trust Inc.	17	232
NMI Holdings Inc. - Class A (c)	51	412
Northfield Bancorp Inc.	47	707
Northwest Bancshares Inc.	94	1,207
OceanFirst Financial Corp.	14	263
Ocwen Financial Corp. (c)	98	998
OFG Bancorp (e)	45	477
Old National Bancorp	117	1,689
Old Second Bancorp Inc. (c)	27	177
OM Asset Management Plc	22	398
On Deck Capital Inc. (c) (e)	7	87
One Liberty Properties Inc. (e)	12	248
OneBeacon Insurance Group Ltd. - Class A (e)	24	351
Oppenheimer Holdings Inc. - Class A	10	275
Opus Bank	10	359
Orchid Island Capital Inc.	17	187
Oritani Financial Corp.	46	734
Pacific Continental Corp.	19	251
Pacific Premier Bancorp Inc. (c)	20	333
Palmetto Bancshares Inc	4	77
Park National Corp.	13	1,141
Park Sterling Corp.	45	325
Parkway Properties Inc.	82	1,429
Patriot National Inc. (c)	5	77
Peapack Gladstone Financial Corp.	14	314
Pebblebrook Hotel Trust	72	3,075
Penns Woods Bancorp Inc.	6	259
Pennsylvania REIT	69	1,472
PennyMac Financial Services Inc. - Class A (c)	15	267
Pennymac Mortgage Investment Trust	77	1,344
Peoples Bancorp Inc.	16	371
Peoples Financial Services Corp. (e)	8	304
PHH Corp. (c)	50	1,292
Physicians Realty Trust	73	1,121
Pico Holdings Inc. (c)	23	344
Pinnacle Financial Partners Inc. (e)	36	1,946
Piper Jaffray Cos. (c)	17	732
Potlatch Corp.	41	1,434
PRA Group Inc. (c) (e)	48	3,013
Preferred Apartment Communities Inc.	20	201
Preferred Bank	11	336

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Primerica Inc.	51	2,340
PrivateBancorp Inc.	78	3,105
Prosperity Bancshares Inc.	70	4,037
Provident Financial Services Inc.	65	1,243
PS Business Parks Inc.	19	1,404
Pzena Investment Management Inc. - Class A	11	120
QCR Holdings Inc.	11	231
QTS Realty Trust Inc. - Class A	23	839
Radian Group Inc.	191	3,585
RAIT Financial Trust	88	538
Ramco-Gershenson Properties Trust	80	1,313
RCS Capital Corp. - Class A (e)	46	350
RE/MAX Holdings Inc. - Class A	12	431
Real Industry Inc. (c)	22	253
Redwood Trust Inc. (e)	86	1,357
Regional Management Corp. (c)	11	202
Renasant Corp. (e)	32	1,032
Republic Bancorp Inc. - Class A	11	292
Resource America Inc. - Class A	13	113
Resource Capital Corp.	129	498
Retail Opportunity Investments Corp.	94	1,470
Rexford Industrial Realty Inc.	56	810
RLI Corp. (e)	43	2,215
RLJ Lodging Trust	132	3,928
Rouse Properties Inc. (e)	38	626
Ryman Hospitality Properties Inc.	43	2,306
S&T Bancorp Inc. (e)	33	973
Sabra Healthcare REIT Inc.	59	1,522
Safeguard Scientifics Inc. (c)	22	423
Safety Insurance Group Inc. (e)	14	814
Sandy Spring Bancorp Inc.	25	701
Saul Centers Inc.	10	481
Seacoast Banking Corp. of Florida (c)	23	367
Select Income REIT	60	1,245
Selective Insurance Group Inc.	59	1,644
ServisFirst Bancshares Inc.	20	769
Sierra Bancorp	14	249
Silver Bay Realty Trust Corp.	38	624
Simmons First National Corp. - Class A	29	1,356
South State Corp.	24	1,834
Southside Bancshares Inc.	25	742
Southwest Bancorp Inc.	19	357
Sovran Self Storage Inc.	35	3,081
Square 1 Financial Inc. - Class A (c)	16	442
St. Joe Co. (c)	67	1,034
STAG Industrial Inc.	64	1,287
Starwood Waypoint Residential Trust (e)	39	918
State Auto Financial Corp.	17	412
State Bank Financial Corp.	36	772
State National Cos. Inc.	32	349
Sterling Bancorp (e)	91	1,341
Stewart Information Services Corp.	23	928
Stifel Financial Corp. (c)	69	3,961
Stock Yards Bancorp Inc.	16	595
Stonegate Bank	10	304
Stonegate Mortgage Corp. (c) (e)	15	150
STORE Capital Corp.	30	609
Strategic Hotels & Resorts Inc. (c)	274	3,326
Suffolk Bancorp	12	306
Summit Hotel Properties Inc.	89	1,157
Sun Bancorp Inc. (c)	11	210
Sun Communities Inc.	47	2,882
Sunstone Hotel Investors Inc.	208	3,125
Susquehanna Bancshares Inc.	182	2,575
Symetra Financial Corp.	75	1,812
Talmer Bancorp Inc.	51	862
Tejon Ranch Co. (c)	14	358
Terreno Realty Corp.	44	872
Territorial Bancorp Inc.	9	213
Texas Capital Bancshares Inc. (c)	46	2,844
Third Point Reinsurance Ltd. (c)	82	1,207
Tiptree Financial Inc. - Class A	28	203
Tompkins Financial Corp. (e)	15	811
TowneBank	44	710
Trade Street Residential Inc. (e)	19	129
Trico Bancshares	24	571
Tristate Capital Holdings Inc. (c)	23	294
Triumph Bancorp Inc. (c)	14	186
TrustCo Bank Corp. (e)	95	669
Trustmark Corp.	67	1,684
UMB Financial Corp.	39	2,246
UMH Properties Inc.	22	216
Umpqua Holdings Corp.	216	3,880
Union Bankshares Corp.	46	1,061
United Bankshares Inc. (e)	69	2,789
United Community Banks Inc.	52	1,077
United Community Financial Corp.	51	275
United Development Funding IV	28	488
United Financial Bancorp Inc.	49	659
United Fire Group Inc.	20	665
United Insurance Holdings Corp.	16	249
Universal Health Realty Income Trust	12	569
Universal Insurance Holdings Inc. (e)	32	776
Univest Corp. of Pennsylvania	19	393
Urban Edge Properties	81	1,681
Urstadt Biddle Properties Inc. - Class A	27	500
Valley National Bancorp	237	2,442
Virtu Financial Inc. - Class A (c)	17	407
Virtus Investment Partners Inc.	7	909
Walker & Dunlop Inc. (c)	26	687
Walter Investment Management Corp. (c) (e)	38	859
Washington Federal Inc.	97	2,254
Washington REIT	70	1,804
Washington Trust Bancorp Inc.	16	641
Waterstone Financial Inc.	34	445
Webster Financial Corp.	91	3,584
WesBanco Inc.	38	1,295
West Bancorp Inc.	16	317
Westamerica Bancorp (e)	26	1,294
Western Alliance Bancorp (c)	79	2,662
Western Asset Mortgage Capital Corp. (e)	42	615
Westwood Holdings Group Inc.	8	470
Whitestone REIT	24	319
Wilshire Bancorp Inc.	71	893
Wintrust Financial Corp.	47	2,524
WisdomTree Investments Inc. (e)	113	2,471
World Acceptance Corp. (c) (e)	8	491
WSFS Financial Corp.	27	739
Xenia Hotels & Resorts Inc.	103	2,239
Yadkin Financial Corp. (c)	24	493
		457,604
HEALTH CARE - 15.5%
AAC Holdings Inc. (c) (e)	8	336
Abaxis Inc.	23	1,204
Abeona Therapeutics Inc. (c)	9	48
Abiomed Inc. (c)	42	2,743
ACADIA Pharmaceuticals Inc. (c) (e)	80	3,330
Accelerate Diagnostics Inc. (c) (e)	24	608
Acceleron Pharma Inc. (c)	21	671
Accuray Inc. (c) (e)	84	569
Aceto Corp. (e)	31	756
Achillion Pharmaceuticals Inc. (c) (e)	117	1,041
Acorda Therapeutics Inc. (c)	43	1,445
Adamas Pharmaceuticals Inc. (c)	10	255
Addus HomeCare Corp. (c)	5	126

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Adeptus Health Inc. (c)	6	553
Aduro Biotech Inc. (c)	8	231
Advaxis Inc. (c)	30	613
Aegerion Pharmaceuticals Inc. (c)	25	482
Aerie Pharmaceuticals Inc. (c)	20	349
Affimed NV (c)	14	188
Affymetrix Inc. (c) (e)	80	869
Agenus Inc. (c) (e)	75	648
Agile Therapeutics Inc. (c)	9	81
Air Methods Corp. (c)	39	1,620
Akebia Therapeutics Inc. (c)	23	235
Albany Molecular Research Inc. (c) (e)	27	538
Alder Biopharmaceuticals Inc. (c)	19	1,031
Alimera Sciences Inc. (c) (e)	26	120
Alliance HealthCare Services Inc. (c)	4	82
Almost Family Inc. (c)	7	290
AMAG Pharmaceuticals Inc. (c) (e)	30	2,080
Amedisys Inc. (c)	28	1,111
Amicus Therapeutics Inc. (c)	96	1,358
AMN Healthcare Services Inc. (c)	48	1,501
Amphastar Pharmaceuticals Inc. (c)	30	523
Amsurg Corp. (c)	48	3,348
Anacor Pharmaceuticals Inc. (c)	40	3,116
Analogic Corp.	13	1,016
AngioDynamics Inc. (c)	28	462
ANI Pharmaceuticals Inc. (c)	8	481
Anika Therapeutics Inc. (c)	15	505
Antares Pharma Inc. (c) (e)	151	315
Anthera Pharmaceuticals Inc. (c)	33	281
Applied Genetic Technologies Corp. (c) (e)	8	129
Aratana Therapeutics Inc. (c)	28	429
Ardelyx Inc. (c)	11	182
Arena Pharmaceuticals Inc. (c) (e)	251	1,163
Ariad Pharmaceuticals Inc. (c) (e)	172	1,419
Array BioPharma Inc. (c) (e)	145	1,045
Arrowhead Research Corp. (c) (e)	53	380
Assembly Biosciences Inc. (c)	13	252
Atara Biotherapeutics Inc. (c)	14	727
AtriCure Inc. (c)	29	714
Atrion Corp.	1	528
aTyr Pharma Inc. (c)	6	102
Avalanche Biotechnologies Inc. (c)	18	300
Bellicum Pharmaceuticals Inc. (c) (e)	9	187
Bio-Reference Labs Inc. (c)	25	1,019
BioCryst Pharmaceuticals Inc. (c)	73	1,084
BioDelivery Sciences International Inc. (c)	44	352
BioScrip Inc. (c) (e)	79	288
BioSpecifics Technologies Corp. (c)	4	197
BioTelemetry Inc. (c)	27	257
Biotime Inc. (c) (e)	44	160
Blueprint Medicines Corp. (c)	9	226
Calithera Biosciences Inc. (c) (e)	8	55
Cambrex Corp. (c)	30	1,337
Cantel Medical Corp.	35	1,890
Capital Senior Living Corp. (c)	31	769
Cara Therapeutics Inc. (c)	16	191
Carbylan Therapeutics Inc. (c)	11	80
Cardiovascular Systems Inc. (c)	31	828
Castlight Health Inc. - Class B (c) (e)	32	259
Catalent Inc. (c)	80	2,361
Catalyst Pharmaceuticals Inc. (c)	69	283
Celldex Therapeutics Inc. (c)	99	2,504
Cellular Biomedicine Group Inc. (c)	10	367
Cempra Inc. (c)	33	1,117
Cepheid Inc. (c)	72	4,375
Cerus Corp. (c) (e)	87	451
Chemed Corp.	17	2,239
ChemoCentryx Inc. (c)	33	270
Chimerix Inc. (c)	40	1,862
Cidara Therapeutics Inc. (c)	4	62
Civitas Solutions Inc. (c)	11	242
Clovis Oncology Inc. (c)	25	2,181
Coherus Biosciences Inc. (c)	22	637
Collegium Pharmaceutical Inc. (c)	6	108
Computer Programs & Systems Inc. (e)	12	648
Concert Pharmaceuticals Inc. (c)	14	209
Conmed Corp.	28	1,651
Connecture Inc. (c)	6	64
Corcept Therapeutics Inc. (c) (e)	60	363
Corindus Vascular Robotics Inc. (c)	21	72
Corium International Inc. (c)	8	108
CorMedix Inc. (c)	28	110
Corvel Corp. (c)	9	282
Cross Country Healthcare Inc. (c)	35	438
CryoLife Inc.	26	291
CTI BioPharma Corp. (c)	182	354
Curis Inc. (c)	111	366
Cutera Inc. (c)	13	204
Cyberonics Inc. (c)	26	1,548
Cynosure Inc. - Class A (c)	22	862
Cytokinetics Inc (c)	38	255
CytRx Corp. (c) (e)	58	214
DepoMed Inc. (c)	60	1,295
Dermira Inc. (c)	12	217
Dicerna Pharmaceuticals Inc. (c)	14	196
Diplomat Pharmacy Inc. (c)	34	1,543
Durect Corp. (c)	102	245
Dyax Corp. (c)	145	3,851
Dynavax Technologies Corp. (c) (e)	28	655
Eagle Pharmaceuticals Inc. (c)	9	690
Emergent BioSolutions Inc. (c)	30	995
Enanta Pharmaceuticals Inc. (c) (e)	15	697
Endocyte Inc. (c) (e)	38	198
Endologix Inc. (c)	66	1,019
Ensign Group Inc.	25	1,261
Entellus Medical Inc. (c) (e)	3	79
Epizyme Inc. (c) (e)	28	662
Esperion Therapeutics Inc. (c)	12	1,021
Exact Sciences Corp. (c) (e)	89	2,639
ExacTech Inc. (c)	9	182
ExamWorks Group Inc. (c)	41	1,599
Exelixis Inc. (c) (e)	206	774
Fibrocell Science Inc. (c)	22	118
FibroGen Inc. (c)	45	1,048
Five Prime Therapeutics Inc. (c)	22	547
Five Star Quality Care Inc. (c)	43	208
Flex Pharma Inc. (c) (e)	3	54
Flexion Therapeutics Inc. (c)	13	287
Fluidigm Corp. (c)	29	706
Foamix Pharmaceuticals Ltd. (c)	21	211
Foundation Medicine Inc. (c) (e)	13	451
Galena Biopharma Inc. (c) (e)	157	267
Genesis Healthcare Inc. - Class A (c)	31	203
GenMark Diagnostics Inc. (c) (e)	41	374
Genocea Biosciences Inc. (c)	17	237
Genomic Health Inc. (c) (e)	18	509
Geron Corp. (c) (e)	167	714
Globus Medical Inc. - Class A (c)	69	1,760
Greatbatch Inc. (c)	26	1,396
Haemonetics Corp. (c)	52	2,135
Halozyme Therapeutics Inc. (c) (e)	108	2,432
Halyard Health Inc. (c)	42	1,717
Hanger Orthopedic Group Inc. (c) (e)	35	827
Harvard Bioscience Inc. (c)	30	174
HealthEquity Inc. (c)	34	1,088
HealthSouth Corp.	92	4,252

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
HealthStream Inc. (c)	25	757
Healthways Inc. (c)	34	402
HeartWare International Inc. (c)	18	1,286
Heron Therapeutics Inc. (c) (e)	24	759
Heska Corp. (c)	5	154
HMS Holdings Corp. (c) (e)	91	1,568
ICU Medical Inc. (c)	14	1,340
Idera Pharmaceuticals Inc. (c) (e)	93	345
Ignyta Inc. (c)	17	252
Immune Design Corp. (c)	11	224
Immunogen Inc. (c) (e)	86	1,242
Immunomedics Inc. (c) (e)	99	402
Impax Laboratories Inc. (c)	71	3,283
INC Research Holdings Inc. - Class A (c)	12	501
Infinity Pharmaceuticals Inc. (c)	49	539
Inogen Inc. (c)	15	660
Inovio Pharmaceuticals Inc. (c) (e)	68	554
Insmed Inc. (c)	62	1,510
Insulet Corp. (c)	58	1,792
Insys Therapeutics Inc. (c) (e)	23	827
Integra LifeSciences Holdings Corp. (c) (e)	26	1,753
Intersect ENT Inc. (c)	13	380
Intra-Cellular Therapies Inc. (c)	21	678
Invacare Corp.	32	693
Invitae Corp. (c) (e)	4	63
InVivo Therapeutics Holdings Corp. (c)	26	427
IPC Healthcare Inc. (c)	17	925
iRadimed Corp. (c)	3	60
Ironwood Pharmaceuticals Inc. - Class A (c)	125	1,505
K2M Group Holdings Inc. (c)	17	404
Karyopharm Therapeutics Inc. (c)	22	608
Keryx Biopharmaceuticals Inc. (c) (e)	104	1,033
Kindred Healthcare Inc.	86	1,735
Kite Pharma Inc. (c) (e)	27	1,657
KYTHERA Biopharmaceuticals Inc. (c)	25	1,895
La Jolla Pharmaceutical Co. (c)	11	258
Landauer Inc. (e)	10	353
Lannett Co. Inc. (c) (e)	27	1,595
LDR Holding Corp. (c)	23	977
LeMaitre Vascular Inc.	11	130
Lexicon Pharmaceuticals Inc. (c) (e)	36	286
LHC Group Inc. (c)	14	527
Ligand Pharmaceuticals Inc. (c) (e)	18	1,780
Lion Biotechnologies Inc. (c)	45	411
Loxo Oncology Inc. (c) (e)	5	98
Luminex Corp. (c) (e)	41	713
MacroGenics Inc. (c)	27	1,034
Magellan Health Services Inc. (c)	27	1,913
MannKind Corp. (c) (e)	244	1,387
Masimo Corp. (c)	44	1,693
MedAssets Inc. (c)	60	1,330
Medgenics Inc. (c)	15	94
Medicines Co. (c)	68	1,942
Medidata Solutions Inc. (c)	55	2,994
Merge Healthcare Inc. (c)	67	322
Meridian Bioscience Inc.	42	787
Merit Medical Systems Inc. (c)	47	1,004
Merrimack Pharmaceuticals Inc. (c) (e)	109	1,346
MiMedx Group Inc. (c) (e)	107	1,236
Mirati Therapeutics Inc. (c) (e)	8	250
Molina Healthcare Inc. (c)	35	2,444
Momenta Pharmaceuticals Inc. (c)	60	1,370
Myriad Genetics Inc. (c)	64	2,160
NanoString Technologies Inc. (c)	10	161
National Healthcare Corp.	11	685
National Research Corp. - Class A	9	129
Natural Health Trends Corp.	7	298
Natus Medical Inc. (c)	33	1,422
Navidea Biopharmaceuticals Inc. (c) (e)	136	219
Nektar Therapeutics (c) (e)	132	1,655
Neogen Corp. (c)	37	1,753
NeoGenomics Inc. (c)	49	264
Neurocrine Biosciences Inc. (c)	85	4,071
Nevro Corp. (c)	15	780
NewLink Genetics Corp. (c) (e)	21	910
Nobilis Health Corp. (c)	29	198
Northwest Biotherapeutics Inc. (c) (e)	46	454
Novavax Inc. (c)	267	2,977
NuVasive Inc. (c)	49	2,306
NxStage Medical Inc. (c)	64	910
Ocata Therapeutics Inc. (c)	32	171
Ocular Therapeutix Inc. (c)	12	260
Omeros Corp. (c) (e)	39	698
Omnicell Inc. (c)	36	1,365
OncoMed Pharmaceuticals Inc. (c) (e)	17	372
Oncothyreon Inc. (c)	100	373
Ophthotech Corp. (c)	23	1,187
OraSure Technologies Inc. (c)	58	315
Orexigen Therapeutics Inc. (c) (e)	103	511
Organovo Holdings Inc. (c) (e)	80	300
Orthofix International NV (c)	18	606
Osiris Therapeutics Inc. (c) (e)	19	374
Otonomy Inc. (c)	14	324
OvaScience Inc. (c) (e)	23	664
Owens & Minor Inc.	63	2,142
Oxford Immunotec Global Plc (c) (e)	20	272
Pacific Biosciences of California Inc. (c) (e)	67	385
Pacira Pharmaceuticals Inc. (c)	36	2,570
Paratek Pharmaceuticals Inc.	12	313
PAREXEL International Corp. (c)	55	3,550
PDL BioPharma Inc. (e)	167	1,073
Peregrine Pharmaceuticals Inc. (c) (e)	196	257
Pernix Therapeutics Holdings (c)	35	206
Pfenex Inc. (c)	16	315
PharMerica Corp. (c)	29	978
Phibro Animal Health Corp. - Class A	17	667
Portola Pharmaceuticals Inc. (c)	47	2,122
Pozen Inc. (c) (e)	33	339
PRA Health Sciences Inc. (c)	18	669
Press Ganey Holdings Inc. (c)	9	267
Progenics Pharmaceuticals Inc. (c) (e)	68	506
Proteon Therapeutics Inc. (c)	7	125
Prothena Corp. Plc (c)	31	1,611
Providence Services Corp. (c)	13	597
PTC Therapeutics Inc. (c)	33	1,588
Quality Systems Inc.	51	848
Quidel Corp. (c)	29	662
Radius Health Inc. (c)	27	1,857
RadNet Inc. (c)	34	226
Raptor Pharmaceutical Corp. (c) (e)	78	1,238
Regulus Therapeutics Inc. (c) (e)	27	298
Relypsa Inc. (c)	31	1,038
Repligen Corp. (c)	33	1,366
Retrophin Inc. (c) (e)	34	1,136
Revance Therapeutics Inc. (c)	15	476
Rigel Pharmaceuticals Inc. (c)	92	295
Rockwell Medical Technologies Inc. (c) (e)	46	745
RTI Surgical Inc. (c)	58	373
Sage Therapeutics Inc. (c)	13	954
Sagent Pharmaceuticals Inc. (c)	22	539
Sangamo Biosciences Inc. (c)	75	827
Sarepta Therapeutics Inc. (c) (e)	40	1,226
Sciclone Pharmaceuticals Inc. (c)	55	539
Second Sight Medical Products Inc. (c) (e)	11	155
Select Medical Holdings Corp.	102	1,657
Sequenom Inc. (c) (e)	130	396

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Sientra Inc. (c)	6	141
Sorrento Therapeutics Inc. (c)	28	497
Spark Therapeutics Inc. (c) (e)	8	506
Spectranetics Corp. (c)	43	996
Spectrum Pharmaceuticals Inc. (c) (e)	64	436
Staar Surgical Co. (c) (e)	42	404
Stemline Therapeutics Inc. (c)	15	181
STERIS Corp.	60	3,841
Sucampo Pharmaceuticals Inc. - Class A (c)	24	394
Supernus Pharmaceuticals Inc. (c)	31	522
Surgical Care Affiliates Inc. (c)	21	790
SurModics Inc. (c)	12	283
Synergy Pharmaceuticals Inc. (c) (e)	99	820
Synta Pharmaceuticals Corp. (c) (e)	87	195
T2 Biosystems Inc. (c) (e)	6	100
Tandem Diabetes Care Inc. (c)	17	183
Team Health Holdings Inc. (c)	72	4,691
TESARO Inc. (c) (e)	23	1,353
Tetraphase Pharmaceuticals Inc. (c)	36	1,690
TG Therapeutics Inc. (c) (e)	35	575
TherapeuticsMD Inc. (c) (e)	122	963
Theravance Biopharma Inc. (c) (e)	23	299
Theravance Inc. (e)	86	1,549
Thoratec Corp. (c)	54	2,410
Threshold Pharmaceuticals Inc. (c) (e)	70	283
Tobira Therapeutics Inc. (c) (e)	2	31
Tokai Pharmaceuticals Inc. (c) (e)	6	76
Tornier BV (c)	37	920
TransEnterix Inc. (c) (e)	29	87
Trevena Inc. (c)	23	141
Triple-S Management Corp. - Class B (c)	24	623
Trovagene Inc. (c)	22	226
Trupanion Inc. (c) (e)	13	110
Ultragenyx Pharmaceutical Inc. (c)	34	3,467
Unilife Corp. (c) (e)	130	279
Universal American Corp. (c)	44	447
US Physical Therapy Inc.	12	680
Utah Medical Products Inc.	4	249
Vanda Pharmaceuticals Inc. (c) (e)	39	492
Vascular Solutions Inc. (c)	16	561
Veracyte Inc. (c) (e)	13	143
Verastem Inc. (c) (e)	27	203
Versartis Inc. (c)	21	321
Vitae Pharmaceuticals Inc. (c)	13	181
Vital Therapies Inc. (c) (e)	16	332
Vivus Inc. (c) (e)	96	227
Vocera Communications Inc. (c)	25	288
WellCare Health Plans Inc. (c)	44	3,730
West Pharmaceutical Services Inc.	72	4,168
Wright Medical Group Inc. (c)	52	1,363
XBiotech Inc. (c)	4	66
Xencor Inc. (c)	27	599
XenoPort Inc. (c)	59	362
XOMA Corp. (c) (e)	87	338
Zafgen Inc. (c)	16	544
Zeltiq Aesthetics Inc. (c)	30	888
ZIOPHARM Oncology Inc. (c) (e)	113	1,356
Zogenix Inc. (c) (e)	148	249
ZS Pharma Inc. (c) (e)	17	898
		297,848
INDUSTRIALS - 12.7%
AAON Inc.	41	925
AAR Corp.	36	1,141
ABM Industries Inc.	56	1,837
Acacia Research Corp. (e)	56	491
ACCO Brands Corp. (c)	110	855
Accuride Corp. (c)	49	189
Actuant Corp. - Class A	60	1,376
Advanced Drainage Systems Inc.	32	938
Advisory Board Co. (c)	42	2,315
Aegion Corp. (c)	37	696
Aerojet Rocketdyne Holdings Inc. (c) (e)	62	1,282
AeroVironment Inc. (c)	21	542
Air Transport Services Group Inc. (c)	57	597
Aircastle Ltd.	62	1,415
Alamo Group Inc.	9	518
Albany International Corp. - Class A	29	1,163
Allegiant Travel Co.	13	2,386
Allied Motion Technologies Inc.	6	128
Altra Holdings Inc.	26	720
Ameresco Inc. - Class A (c)	19	143
American Railcar Industries Inc. (e)	10	505
American Science & Engineering Inc.	7	313
American Woodmark Corp. (c)	12	680
Apogee Enterprises Inc.	29	1,534
Applied Industrial Technologies Inc.	40	1,594
ARC Document Solutions Inc. (c)	47	361
ArcBest Corp.	26	827
Argan Inc.	13	541
Astec Industries Inc.	19	812
Astronics Corp. (c)	20	1,389
Atlas Air Worldwide Holdings Inc. (c)	25	1,372
AZZ Inc.	26	1,336
Barnes Group Inc.	55	2,131
Barracuda Networks Inc. (c)	8	327
Barrett Business Services Inc.	7	266
Beacon Roofing Supply Inc. (c)	50	1,645
Belden Inc.	43	3,464
Blount International Inc. (c)	49	539
Brady Corp. - Class A	50	1,235
Briggs & Stratton Corp.	45	859
Brink’s Co.	50	1,483
Builders FirstSource Inc. (c)	46	596
CAI International Inc. (c)	19	397
Casella Waste Systems Inc. - Class A (c)	47	266
CBIZ Inc. (c) (e)	48	464
CDI Corp.	18	235
CEB Inc.	33	2,910
Ceco Environmental Corp.	21	242
Celadon Group Inc.	27	555
Chart Industries Inc. (c)	31	1,126
Chase Corp.	7	273
CIRCOR International Inc.	17	938
Civeo Corp.	100	307
CLARCOR Inc.	50	3,118
Columbus Mckinnon Corp.	20	489
Comfort Systems USA Inc.	37	857
Commercial Vehicle Group Inc. (c)	25	177
Con-Way Inc.	53	2,016
Continental Building Products Inc. (c)	30	625
Covenant Transportation Group Inc. (c)	11	268
CRA International Inc. (c)	9	244
Cubic Corp.	22	1,068
Curtiss-Wright Corp.	48	3,443
Deluxe Corp.	50	3,092
DigitalGlobe Inc. (c)	73	2,017
Douglas Dynamics Inc.	22	472
Ducommun Inc. (c)	12	310
DXP Enterprises Inc. (c)	13	598
Dycom Industries Inc. (c)	34	2,002
Eagle Bulk Shipping Inc. (c)	20	141
Echo Global Logistics Inc. (c) (e)	31	1,007
EMCOR Group Inc.	63	2,987
Encore Wire Corp.	21	920
EnerSys Inc.	44	3,119

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Ennis Inc.	26	482
Enphase Energy Inc. (c) (e)	22	170
EnPro Industries Inc.	24	1,354
ESCO Technologies Inc.	26	978
Essendant Inc.	38	1,504
Esterline Technologies Corp. (c)	31	2,966
ExOne Co. (c) (e)	10	115
Exponent Inc.	27	1,219
Federal Signal Corp.	65	968
Forward Air Corp.	31	1,617
Franklin Covey Co. (c)	14	279
Franklin Electric Co. Inc.	48	1,537
FreightCar America Inc.	14	293
FTI Consulting Inc. (c)	43	1,755
FuelCell Energy Inc. (c) (e)	268	262
Furmanite Corp. (c)	39	317
G&K Services Inc. - Class A (e)	20	1,379
Generac Holdings Inc. (c) (e)	69	2,744
General Cable Corp.	49	964
Gibraltar Industries Inc. (c)	30	618
Global Brass & Copper Holdings Inc.	22	375
Golden Ocean Group Ltd. (e)	54	207
Gorman-Rupp Co.	21	580
GP Strategies Corp. (c)	13	431
GrafTech International Ltd. (c)	131	652
Graham Corp.	11	232
Granite Construction Inc.	41	1,444
Great Lakes Dredge & Dock Corp. (c)	61	362
Greenbrier Cos. Inc. (e)	26	1,238
Griffon Corp. (e)	34	548
H&E Equipment Services Inc.	31	625
Harsco Corp.	80	1,320
Hawaiian Holdings Inc. (c)	48	1,147
Healthcare Services Group Inc. (e)	71	2,356
Heartland Express Inc.	51	1,022
HEICO Corp. (e)	19	1,116
HEICO Corp.	40	2,017
Heidrick & Struggles International Inc.	18	464
Heritage-Crystal Clean Inc. (c)	11	157
Herman Miller Inc.	60	1,722
Hill International Inc. (c)	44	231
HNI Corp.	44	2,274
HUB Group Inc. - Class A (c) (e)	36	1,455
Hurco Cos. Inc.	7	253
Huron Consulting Group Inc. (c)	23	1,622
Hyster-Yale Materials Handling Inc. - Class A	10	660
ICF International Inc. (c)	20	682
InnerWorkings Inc. (c)	38	251
Insperity Inc. (e)	20	995
Insteel Industries Inc.	21	384
Interface Inc.	66	1,653
John Bean Technologies Corp.	29	1,088
Kadant Inc.	11	520
Kaman Corp. - Class A	28	1,193
Kelly Services Inc. - Class A (e)	30	453
Keyw Holding Corp. (c) (e)	36	334
Kforce Inc.	27	612
Kimball International Inc. - Class B	37	447
KLX Inc. (c)	48	2,124
Knight Transportation Inc.	62	1,668
Knoll Inc.	50	1,258
Korn/Ferry International	52	1,802
Kratos Defense & Security Solutions Inc. (c)	49	311
Lawson Products Inc. (c)	5	124
LB Foster Co.	10	352
Lindsay Corp. (e)	12	1,038
LSI Industries Inc.	20	189
Lydall Inc. (c) (e)	17	498
Marten Transport Ltd.	26	573
Masonite International Corp. (c)	31	2,154
MasTec Inc. (c)	65	1,294
Matson Inc.	43	1,822
McGrath RentCorp	28	844
Meritor Inc. (c)	97	1,279
Miller Industries Inc.	11	228
Mistras Group Inc. (c)	18	342
Mobile Mini Inc.	46	1,926
Moog Inc. - Class A (c)	39	2,745
MRC Global Inc. (c)	94	1,448
MSA Safety Inc.	29	1,419
Mueller Industries Inc.	57	1,974
Mueller Water Products Inc. - Class A	166	1,511
Multi-Color Corp.	13	807
MYR Group Inc. (c)	21	658
NACCO Industries Inc. - Class A	5	292
National Presto Industries Inc.	5	437
Navigant Consulting Inc. (c)	48	718
Navios Maritime Holdings Inc.	81	300
Navistar International Corp. (c)	46	1,051
NCI Building Systems Inc. (c)	30	446
Neff Corp. (c)	10	102
NL Industries Inc. (c)	7	50
NN Inc.	17	441
Nortek Inc. (c)	10	820
Northwest Pipe Co. (c)	11	233
NV5 Holdings Inc. (c)	5	113
Omega Flex Inc.	3	102
On Assignment Inc. (c)	52	2,030
Orion Marine Group Inc. (c)	28	200
P.A.M. Transportation Services (c)	3	198
Park-Ohio Holdings Corp.	9	427
Patrick Industries Inc. (c)	12	458
Paylocity Holding Corp. (c)	15	532
Pendrell Corp. (c)	184	252
PGT Inc. (c)	50	721
Plug Power Inc. (c) (e)	187	458
Ply Gem Holdings Inc. (c)	26	303
Polypore International Inc. (c)	45	2,691
Powell Industries Inc.	10	355
Power Solutions International Inc. (c) (e)	5	253
PowerSecure International Inc. (c)	25	362
Preformed Line Products Co.	3	114
Primoris Services Corp.	39	769
Proto Labs Inc. (c) (e)	24	1,591
Quad/Graphics Inc. - Class A	26	486
Quality Distribution Inc. (c)	29	445
Quanex Building Products Corp.	35	748
Radiant Logistics Inc. (c)	25	180
Raven Industries Inc.	40	810
RBC Bearings Inc. (c)	23	1,675
Republic Airways Holdings Inc. (c)	54	494
Resources Connection Inc.	38	606
Rexnord Corp. (c)	99	2,377
Roadrunner Transportation Systems Inc. (c)	29	737
RPX Corp. (c)	54	910
Rush Enterprises Inc. - Class A (c)	35	920
Safe Bulkers Inc.	40	127
Saia Inc. (c)	26	1,006
Scorpio Bulkers Inc. (c)	145	236
Seaboard Corp. (c) (e)	—	947
Simpson Manufacturing Co. Inc.	43	1,464
SkyWest Inc.	52	780
SP Plus Corp. (c)	15	381
Sparton Corp. (c)	9	249
Standex International Corp. (e)	13	1,009
Steelcase Inc. - Class A	83	1,571

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Stock Building Supply Holdings Inc. (c)	15	297
Sun Hydraulics Corp.	23	866
Swift Transporation Co. - Class A (c)	89	2,016
TAL International Group Inc. (e)	33	1,050
Taser International Inc. (c) (e)	53	1,778
Team Inc. (c)	21	836
Teledyne Technologies Inc. (c)	35	3,718
Tennant Co. (e)	18	1,204
Tetra Tech Inc.	60	1,544
Textainer Group Holdings Ltd. (e)	22	576
Thermon Group Holdings Inc. (c)	32	779
Titan International Inc. (e)	47	508
Titan Machinery Inc. (c) (e)	20	289
TRC Cos. Inc. (c)	16	158
Trex Co. Inc. (c)	32	1,588
TriMas Corp. (c)	47	1,393
TriNet Group Inc. (c)	39	985
TrueBlue Inc. (c)	42	1,250
Tutor Perini Corp. (c)	38	811
Twin Disc Inc.	9	177
Ultrapetrol Ltd. (c)	19	21
UniFirst Corp.	15	1,658
Universal Forest Products Inc. (e)	20	1,048
Universal Truckload Services Inc.	9	196
US Ecology Inc.	22	1,085
USA Truck Inc. (c)	9	201
UTi Worldwide Inc. (c)	95	950
Vectrus Inc. (c)	10	238
Veritiv Corp. (c)	7	270
Viad Corp.	20	549
Vicor Corp. (c)	15	185
Virgin America Inc. (c) (e)	24	672
Volt Information Sciences Inc. (c)	9	84
VSE Corp.	4	212
Wabash National Corp. (c)	71	892
WageWorks Inc. (c)	37	1,482
Watts Water Technologies Inc. - Class A	28	1,459
Werner Enterprises Inc.	44	1,163
WESCO Aircraft Holdings Inc. (c)	61	921
West Corp.	51	1,533
Wix.com Ltd. (c)	18	432
Woodward Governor Co.	65	3,590
Xerium Technologies Inc. (c)	14	259
XPO Logistics Inc. (c) (e)	70	3,154
YRC Worldwide Inc. (c)	34	439
		244,673
INFORMATION TECHNOLOGY - 16.4%
6D Global Technologies Inc. (c)	18	118
A10 Networks Inc. (c)	32	206
ACI Worldwide Inc. (c)	116	2,859
Acxiom Corp. (c)	80	1,409
ADTRAN Inc.	53	868
Advanced Energy Industries Inc. (c)	43	1,169
Advanced Micro Devices Inc. (c)	579	1,390
Advent Software Inc.	54	2,378
Aerohive Networks Inc. (c) (e)	22	154
Agilysys Inc. (c)	15	139
Alliance Fiber Optic Products Inc. (e)	14	251
Alpha & Omega Semiconductor Ltd. (c)	27	240
Ambarella Inc. (c) (e)	31	3,193
Amber Road Inc. (c)	9	64
American Software Inc. - Class A	26	250
Amkor Technology Inc. (c)	98	583
Angie’s List Inc. (c)	44	272
Anixter International Inc. (c)	28	1,849
Applied Micro Circuits Corp. (c) (e)	83	561
Applied Optoelectronics Inc. (c) (e)	15	264
Aspen Technology Inc. (c)	85	3,885
AVG Technologies NV (c)	40	1,098
Avid Technology Inc. (c)	29	393
AVX Corp.	42	566
Axcelis Technologies Inc. (c)	132	392
Badger Meter Inc.	14	920
Bankrate Inc. (c)	69	726
Bazaarvoice Inc. (c) (e)	53	310
Bel Fuse Inc. - Class B	10	213
Benchmark Electronics Inc. (c)	52	1,141
Benefitfocus Inc. (c) (e)	8	335
Black Box Corp.	15	309
Blackbaud Inc.	47	2,663
Blackhawk Network Holdings Inc. - Class A (c)	54	2,240
Blucora Inc. (c)	41	663
Bottomline Technologies Inc. (c)	41	1,136
Box Inc. - Class A (c) (e)	12	232
Brightcove Inc. (c)	29	197
BroadSoft Inc. (c)	30	1,020
Brooks Automation Inc.	68	777
Cabot Microelectronics Corp. (c)	25	1,180
CACI International Inc. - Class A (c)	25	1,985
CalAmp Corp. (c) (e)	39	706
Calix Inc. (c)	44	334
Callidus Software Inc. (c)	52	806
Carbonite Inc. (c)	19	223
Cardtronics Inc. (c)	45	1,659
Care.com Inc. (c)	18	107
Cascade Microtech Inc. (c)	13	202
Cass Information Systems Inc.	11	645
Cavium Inc. (c)	55	3,810
Ceva Inc. (c)	21	400
ChannelAdvisor Corp. (c) (e)	21	255
Checkpoint Systems Inc.	45	463
Ciber Inc. (c)	72	249
Ciena Corp. (c)	117	2,759
Cirrus Logic Inc. (c)	65	2,206
Clearfield Inc. (c) (e)	12	188
Coherent Inc. (c)	24	1,514
Cohu Inc.	29	386
CommVault Systems Inc. (c)	45	1,920
comScore Inc. (c)	34	1,830
Comtech Telecommunications Corp.	15	435
Comverse Inc. (c)	25	493
Constant Contact Inc. (c)	33	938
Control4 Corp. (c) (e)	20	178
Convergys Corp.	99	2,519
Cornerstone OnDemand Inc. (c)	55	1,927
Cray Inc. (c)	40	1,193
CSG Systems International Inc.	33	1,037
CTS Corp.	36	686
Cvent Inc. (c)	23	589
Cyan Inc. (c)	29	153
Daktronics Inc.	41	488
Datalink Corp. (c)	22	196
Dealertrack Technologies Inc. (c)	55	3,430
Demandware Inc. (c)	33	2,351
DHI Group Inc. (c)	46	407
Diebold Inc.	59	2,075
Digi International Inc. (c)	22	207
Digimarc Corp. (c) (e)	6	268
Digital Turbine Inc. (c)	44	134
Diodes Inc. (c)	38	912
Dot Hill Systems Corp. (c)	62	378
DSP Group Inc. (c)	20	206
DTS Inc. (c)	17	513
EarthLink Holdings Corp.	107	803
Eastman Kodak Co. (c) (e)	18	302

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Ebix Inc. (e)	27	891
Electro Rent Corp.	16	171
Electronics for Imaging Inc. (c)	47	2,036
Ellie Mae Inc. (c)	29	2,044
Emcore Corp. (c)	23	136
Endurance International Group Holdings Inc. (c) (e)	56	1,159
EnerNOC Inc. (c) (e)	30	286
Engility Holdings Inc.	19	473
Entegris Inc. (c)	140	2,039
Envestnet Inc. (c)	36	1,437
EPAM Systems Inc. (c)	48	3,398
EPIQ Systems Inc.	35	597
ePlus Inc. (c)	5	419
Euronet Worldwide Inc. (c)	52	3,192
EVERTEC Inc.	66	1,395
Everyday Health Inc. (c)	20	260
Exar Corp. (c)	38	376
ExlService Holdings Inc. (c)	32	1,122
Extreme Networks (c)	106	286
Fabrinet (c)	37	695
Fair Isaac Corp.	31	2,821
Fairchild Semiconductor International Inc. (c)	119	2,070
FARO Technologies Inc. (c)	17	812
FEI Co.	42	3,445
Finisar Corp. (c)	104	1,853
Five9 Inc. (c)	23	118
FleetMatics Group Plc (c) (e)	39	1,823
FormFactor Inc. (c)	61	562
Forrester Research Inc. (e)	12	421
Gigamon Inc. (c)	27	889
Global Cash Access Holdings Inc. (c)	69	533
Globant SA (c)	15	441
Glu Mobile Inc. (c) (e)	118	731
Gogo Inc. (c) (e)	58	1,244
GrubHub Inc. (c)	69	2,363
GSI Group Inc. (c)	34	509
GTT Communications Inc. (c)	24	562
Guidance Software Inc. (c) (e)	17	145
Guidewire Software Inc. (c)	70	3,701
Hackett Group Inc.	26	349
Harmonic Inc. (c) (e)	88	602
Heartland Payment Systems Inc.	37	2,021
Hortonworks Inc. (c) (e)	7	184
HubSpot Inc. (c)	18	873
iGate Corp. (c)	36	1,723
II-VI Inc. (c)	52	981
Imation Corp. (c)	32	130
Immersion Corp. (c)	32	399
Imperva Inc. (c)	27	1,814
Imprivata Inc. (c)	6	100
Infinera Corp. (c)	129	2,712
Infoblox Inc. (c)	57	1,483
Inphi Corp. (c) (e)	37	856
Insight Enterprises Inc. (c)	39	1,161
Integrated Device Technology Inc. (c)	147	3,190
Integrated Silicon Solutions Inc.	32	713
Interactive Intelligence Group (c)	17	764
InterDigital Inc.	36	2,052
Internap Corp. (c)	60	559
Intersil Corp. - Class A	134	1,682
IntraLinks Holdings Inc. (c)	42	496
InvenSense Inc. (c) (e)	74	1,115
Itron Inc. (c)	38	1,324
Ixia (c)	64	798
IXYS Corp.	28	427
j2 Global Inc.	48	3,267
Jive Software Inc. (c)	43	228
Kimball Electronics Inc. (c)	28	403
Knowles Corp. (c)	78	1,403
Kopin Corp. (c) (e)	79	271
KVH Industries Inc. (c)	18	244
Lattice Semiconductor Corp. (c)	117	688
Limelight Networks Inc. (c)	53	208
Lionbridge Technologies Inc. (c)	68	421
Liquidity Services Inc. (c)	26	248
Littelfuse Inc.	23	2,138
LivePerson Inc. (c)	54	528
LogMeIn Inc. (c)	25	1,630
Loral Space & Communications Inc. (c)	13	811
Luxoft Holding Inc. - Class A (c)	17	985
M/A-COM Technology Solutions Holdings Inc. (c)	23	861
Manhattan Associates Inc. (c)	74	4,402
Mantech International Corp. - Class A	26	757
Marchex Inc. - Class B	26	128
Marin Software Inc. (c)	27	183
Marketo Inc. (c)	34	959
Mattson Technology Inc. (c)	68	228
MAXIMUS Inc.	66	4,332
MaxLinear Inc. - Class A (c)	52	634
Mentor Graphics Corp.	101	2,675
Mercury Systems Inc. (c)	37	543
Mesa Laboratories Inc. (e)	3	296
Methode Electronics Inc.	40	1,086
Micrel Inc.	45	627
Microsemi Corp. (c)	95	3,321
MicroStrategy Inc. - Class A (c)	9	1,608
Millennial Media Inc. (c)	115	187
MKS Instruments Inc.	53	2,022
MobileIron Inc. (c) (e)	36	216
MODEL N Inc. (c)	20	241
ModusLink Global Solutions Inc. (c) (e)	47	161
MoneyGram International Inc. (c)	31	282
Monolithic Power Systems Inc.	40	2,045
Monotype Imaging Holdings Inc.	41	991
Monster Worldwide Inc. (c) (e)	90	591
MTS Systems Corp.	16	1,084
Multi-Fineline Electronix Inc. (c)	7	152
Nanometrics Inc. (c) (e)	26	422
NeoPhotonics Corp. (c)	25	232
NetGear Inc. (c) (e)	36	1,078
NetScout Systems Inc. (c) (e)	38	1,393
NeuStar Inc. - Class A (c) (e)	57	1,654
New Relic Inc. (c) (e)	6	195
Newport Corp. (c)	40	756
NIC Inc.	68	1,238
Nimble Storage Inc. (c) (e)	47	1,317
Novatel Wireless Inc. (c)	34	112
NVE Corp.	5	363
Oclaro Inc. (c) (e)	97	219
Omnivision Technologies Inc. (c)	58	1,530
OPOWER Inc. (c) (e)	24	282
OSI Systems Inc. (c)	20	1,400
Park City Group Inc. (c) (e)	10	124
Park Electrochemical Corp.	23	444
Paycom Software Inc. (c)	29	1,001
PC Connection Inc.	11	274
PDF Solutions Inc. (c)	27	435
Pegasystems Inc.	38	872
Perficient Inc. (c)	38	736
Pericom Semiconductor Corp.	23	308
PFSweb Inc. (c)	11	152
Photronics Inc. (c)	70	663
Plantronics Inc.	39	2,214
Plexus Corp. (c)	34	1,496

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
PMC - Sierra Inc. (c)	174	1,490
Polycom Inc. (c)	135	1,545
Power Integrations Inc.	29	1,330
Progress Software Corp. (c)	51	1,390
Proofpoint Inc. (c)	40	2,540
PROS Holdings Inc. (c)	26	539
Q2 Holdings Inc. (c)	19	525
QAD Inc. - Class A	10	260
QLIK Technologies Inc. (c)	91	3,184
QLogic Corp. (c)	91	1,287
Qualys Inc. (c)	24	985
Quantum Corp. (c)	241	405
QuinStreet Inc. (c)	36	230
Rally Software Development Corp. (c)	26	505
Rambus Inc. (c)	118	1,716
RealD Inc. (c)	41	499
RealNetworks Inc. (c)	28	153
RealPage Inc. (c)	54	1,024
Reis Inc.	10	229
Rocket Fuel Inc. (c) (e)	26	210
Rofin-Sinar Technologies Inc. (c)	28	779
Rogers Corp. (c)	19	1,248
Rovi Corp. (c)	81	1,284
Rubicon Project Inc. (c)	24	360
Ruckus Wireless Inc. (c)	74	769
Rudolph Technologies Inc. (c)	32	385
Sanmina Corp. (c)	82	1,663
Sapiens International Corp. NV	22	228
ScanSource Inc. (c)	30	1,127
Science Applications International Corp.	45	2,403
SciQuest Inc. (c)	27	400
SeaChange International Inc. (c)	34	237
Semtech Corp. (c)	66	1,317
ServiceSource International Inc. (c)	60	329
ShoreTel Inc. (c)	66	448
Sigma Designs Inc. (c)	32	385
Silicon Graphics International Corp. (c) (e)	32	209
Silicon Laboratories Inc. (c)	43	2,306
Silver Spring Networks Inc. (c) (e)	36	445
Sonus Networks Inc. (c)	50	344
SPS Commerce Inc. (c)	17	1,107
Stamps.com Inc. (c)	15	1,075
Stratasys Ltd. (c)	46	1,620
Super Micro Computer Inc. (c)	36	1,061
Sykes Enterprises Inc. (c)	39	947
Synaptics Inc. (c)	37	3,185
Synchronoss Technologies Inc. (c)	38	1,757
SYNNEX Corp.	29	2,100
Syntel Inc. (c)	32	1,536
Take-Two Interactive Software Inc. (c)	84	2,327
Tangoe Inc. (c)	41	514
Tech Data Corp. (c)	33	1,925
TechTarget Inc. (c)	21	184
TeleCommunication Systems Inc. - Class A (c)	64	211
TeleNav Inc. (c)	29	234
TeleTech Holdings Inc.	16	443
Tessera Technologies Inc.	53	1,997
Textura Corp. (c) (e)	18	510
TiVo Inc. (c)	94	958
Travelzoo Inc. (c)	8	86
TrueCar Inc. (c) (e)	45	542
TTM Technologies Inc. (c) (e)	60	597
TubeMogul Inc. (c) (e)	13	189
Tyler Technologies Inc. (c)	34	4,345
Ubiquiti Networks Inc. (e)	29	927
Ultra Clean Holdings Inc. (c)	26	162
Ultratech Inc. (c)	28	514
Unisys Corp. (c)	50	997
United Online Inc (c)	13	209
Universal Display Corp. (c) (e)	40	2,078
Varonis Systems Inc. (c)	9	191
VASCO Data Security International Inc. (c) (e)	29	860
Veeco Instruments Inc. (c)	40	1,162
Verint Systems Inc. (c)	61	3,716
ViaSat Inc. (c) (e)	43	2,607
Violin Memory Inc. (c) (e)	83	203
VirnetX Holding Corp. (c) (e)	44	183
Virtusa Corp. (c)	29	1,506
Vishay Intertechnology Inc.	123	1,441
Vishay Precision Group Inc. (c)	13	195
Web.com Group Inc. (c)	44	1,071
WebMD Health Corp. - Class A (c)	38	1,673
Workiva Inc. - Class A (c)	4	57
Xcerra Corp. (c)	55	418
XO Group Inc. (c)	27	434
Xoom Corp. (c) (e)	30	636
Yodlee Inc. (c)	17	247
Zendesk Inc. (c)	50	1,109
Zixit Corp. (c)	63	324
		314,118
MATERIALS - 4.0%
A. Schulman Inc.	30	1,328
AEP Industries Inc. (c)	5	272
AK Steel Holding Corp. (c) (e)	179	693
American Vanguard Corp. (e)	30	408
Axiall Corp.	70	2,527
Balchem Corp.	32	1,767
Berry Plastics Group Inc. (c)	117	3,783
Boise Cascade Co. (c)	39	1,447
Calgon Carbon Corp.	54	1,044
Carpenter Technology Corp.	46	1,776
Century Aluminum Co. (c)	49	516
Chemtura Corp. (c)	69	1,941
Clearwater Paper Corp. (c)	19	1,109
Cliffs Natural Resources Inc.	140	605
Coeur d’Alene Mines Corp. (c) (e)	133	757
Commercial Metals Co.	116	1,860
Core Molding Technologies Inc. (c)	7	159
Deltic Timber Corp.	11	745
Ferro Corp. (c)	73	1,226
Flotek Industries Inc. (c) (e)	55	685
FutureFuel Corp.	24	307
Globe Specialty Metals Inc.	64	1,129
Greif Inc. - Class A	28	1,006
Handy & Harman Ltd. (c)	4	126
Hawkins Inc.	10	417
Haynes International Inc.	12	606
HB Fuller Co.	50	2,044
Headwaters Inc. (c)	73	1,338
Hecla Mining Co.	382	1,004
Horsehead Holding Corp. (c) (e)	57	663
Innophos Holdings Inc.	22	1,148
Innospec Inc.	24	1,093
Intrepid Potash Inc. (c) (e)	56	672
Kaiser Aluminum Corp.	17	1,427
KapStone Paper and Packaging Corp.	85	1,965
KMG Chemicals Inc.	9	220
Koppers Holdings Inc.	21	510
Kraton Performance Polymers Inc. (c)	31	751
Kronos Worldwide Inc.	21	233
Landec Corp. (c)	29	424
Louisiana-Pacific Corp. (c)	142	2,421
LSB Industries Inc. (c)	21	855
Materion Corp.	20	713
Minerals Technologies Inc.	35	2,361

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Myers Industries Inc.	26	486
Neenah Paper Inc.	17	1,009
Olin Corp.	77	2,088
Olympic Steel Inc.	9	162
OM Group Inc.	30	1,020
Omnova Solutions Inc. (c)	46	344
P.H. Glatfelter Co.	43	952
PolyOne Corp.	89	3,488
Quaker Chemical Corp.	14	1,220
Rayonier Advanced Materials Inc.	37	602
RTI International Metals Inc. (c)	32	1,004
Ryerson Holding Corp. (c) (e)	11	103
Schnitzer Steel Industries Inc. - Class A	28	497
Schweitzer-Mauduit International Inc.	32	1,264
Senomyx Inc. (c) (e)	43	232
Sensient Technologies Corp.	47	3,201
Stepan Co.	19	1,044
Stillwater Mining Co. (c) (e)	125	1,447
Summit Materials Inc. - Class A (c)	23	594
SunCoke Energy Inc.	69	893
TimkenSteel Corp.	36	981
Trecora Resources (c)	22	329
Tredegar Corp.	27	596
Trinseo SA (c) (e)	12	319
Tronox Ltd. - Class A	61	899
United States Lime & Minerals Inc.	2	105
US Concrete Inc. (c)	15	554
US Silica Holdings Inc. (e)	53	1,566
Valhi Inc.	17	98
Wausau Paper Corp.	45	415
Worthington Industries Inc.	49	1,458
		77,051
TELECOMMUNICATION SERVICES - 0.8%
8x8 Inc. (c)	86	769
Atlantic Tele-Network Inc.	10	696
Boingo Wireless Inc. (c)	35	289
Cincinnati Bell Inc. (c)	210	802
Cogent Communications Holdings Inc.	46	1,557
Consolidated Communications Holdings Inc.	52	1,099
Fairpoint Communications Inc. (c) (e)	20	363
General Communication Inc. - Class A (c)	36	604
Globalstar Inc. (c) (e)	458	966
Hawaiian Telcom Holdco Inc. (c)	10	252
HC2 Holdings Inc. (c)	18	161
IDT Corp. - Class B	18	319
inContact Inc. (c)	61	606
Inteliquent Inc.	33	602
Intelsat SA (c) (e)	28	276
Iridium Communications Inc. (c) (e)	83	752
Leap Wireless International Inc. (c) (f)	61	154
Lumos Networks Corp.	22	328
NTELOS Holdings Corp.	18	81
ORBCOMM Inc. (c)	58	388
Pacific DataVision Inc. (c)	12	498
Premiere Global Services Inc. (c)	47	487
RingCentral Inc. - Class A (c)	51	948
Shenandoah Telecommunications Co.	24	837
Spok Holdings Inc.	23	385
Straight Path Communications Inc. - Class B (c)	9	279
Vonage Holdings Corp. (c)	179	880
Windstream Holdings Inc.	92	586
		15,964
UTILITIES - 3.2%
Abengoa Yield Plc (e)	47	1,474
Allete Inc.	50	2,303
American States Water Co.	38	1,412
Artesian Resources Corp. - Class A	8	173
Atlantic Power Corp. (e)	130	399
Avista Corp.	63	1,926
Black Hills Corp.	45	1,953
California Water Service Group	50	1,135
Chesapeake Utilities Corp.	15	793
Cleco Corp.	60	3,252
Connecticut Water Services Inc.	12	420
Consolidated Water Co. Ltd.	13	169
Dynegy Inc. (c)	129	3,764
El Paso Electric Co.	40	1,397
Empire District Electric Co.	45	978
Genie Energy Ltd. - Class B	11	119
IDACORP Inc.	50	2,822
Laclede Group Inc. (e)	43	2,251
MGE Energy Inc.	35	1,340
Middlesex Water Co.	18	407
New Jersey Resources Corp. (e)	85	2,352
Northwest Natural Gas Co. (e)	27	1,153
NorthWestern Corp. (e)	47	2,289
NRG Yield Inc. - Class A (e)	34	737
NRG Yield Inc. - Class C (e)	34	736
ONE Gas Inc.	52	2,233
Ormat Technologies Inc.	37	1,382
Otter Tail Corp.	37	996
Pattern Energy Group Inc. - Class A (e)	51	1,442
Piedmont Natural Gas Co. Inc.	79	2,776
PNM Resources Inc.	80	1,956
Portland General Electric Co.	78	2,594
SJW Corp.	17	534
South Jersey Industries Inc.	69	1,702
Southwest Gas Corp.	47	2,488
Spark Energy Inc. - Class A	4	65
Talen Energy Corp. (c)	76	1,304
UIL Holdings Corp.	57	2,590
Unitil Corp.	14	451
WGL Holdings Inc.	50	2,703
York Water Co.	12	252
		61,222

Total Common Stocks (cost $1,503,731)		1,879,636

RIGHTS - 0.0%
BioScrip Inc. (c) (f)	79	1
Furiex Pharmaceuticals Inc. (c) (f)	8	74
Trius Therapeutics Inc. (c) (f)	8	—

Total Rights (cost $74)		75

WARRANTS - 0.0%
Magnum Hunter Resources Corp. (c) (e) (f)	19	—

Total Warrants (cost $0)		—

OTHER EQUITY INTERESTS - 0.0%
Gerber Scientific Inc. (c) (e) (f) (u)	19	—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 14.5%
Investment Companies - 2.4%
JNL Money Market Fund, 0.01% (a) (h)	45,481	45,481

Securities Lending Collateral - 12.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	230,749	230,749

Treasury Securities - 0.1%
U.S. Treasury Bill
0.01%, 09/17/15 (o)	$1,285	1,285

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
0.04%, 12/10/15 (o)	890	890
		2,175
Total Short Term Investments (cost $278,405)		278,405

Total Investments - 112.5% (cost $1,782,210)		2,158,116
Other Assets and Liabilities, Net - (12.5%)		(240,121)
Total Net Assets - 100.0%		$1,917,995

Portfolio Composition:	Percentage of Total Investments
Financials	21.2%
Information Technology	14.6
Health Care	13.8
Consumer Discretionary	13.0
Industrials	11.3
Materials	3.6
Energy	3.3
Utilities	2.8
Consumer Staples	2.7
Telecommunication Services	0.8
Rights	0.0
Other Equity Interests	0.0
Warrants	0.0
Short Term Investments	12.9
Total Investments	100.0%

JNL/Mellon Capital International Index Fund

	Shares/Par (t)	Value
COMMON STOCKS - 97.4%
AUSTRALIA - 6.7%
AGL Energy Ltd.	117	$1,401
Alumina Ltd.	442	520
Amcor Ltd.	216	2,287
AMP Ltd.	531	2,463
APA Group	195	1,235
Aristocrat Leisure Ltd.	95	562
Asciano Group	165	847
ASX Ltd.	33	1,016
Aurizon Holdings Ltd.	372	1,471
AusNet Services (e)	350	376
Australia & New Zealand Banking Group Ltd.	489	12,147
Bank of Queensland Ltd.	68	666
Bendigo and Adelaide Bank Ltd.	78	740
BHP Billiton Ltd.	570	11,630
Boral Ltd.	150	677
Brambles Ltd.	274	2,232
Caltex Australia Ltd.	48	1,176
CIMIC Group Ltd.	18	305
Coca-Cola Amatil Ltd.	100	705
Cochlear Ltd.	10	591
Commonwealth Bank of Australia	288	18,860
Computershare Ltd.	84	757
Crown Resorts Ltd.	67	633
CSL Ltd.	85	5,638
Dexus Property Group	176	991
Federation Centres Ltd.	576	1,297
Flight Centre Travel Group Ltd. (e)	10	274
Fortescue Metals Group Ltd. (e)	269	396
Goodman Group (e)	303	1,463
GPT Group (e)	309	1,017
Harvey Norman Holdings Ltd.	87	301
Healthscope Ltd.	191	399
Iluka Resources Ltd.	72	423
Incitec Pivot Ltd. (e)	310	918
Insurance Australia Group Ltd.	412	1,769
Lend Lease Corp. Ltd.	100	1,159
Macquarie Group Ltd.	50	3,146
Medibank Private Ltd. (c)	481	745
Mirvac Group	627	893
National Australia Bank Ltd.	462	11,870
Newcrest Mining Ltd. (c)	129	1,301
Orica Ltd. (e)	64	1,049
Origin Energy Ltd.	192	1,772
Platinum Asset Management Ltd.	39	227
Qantas Airways Ltd. (c)	80	195
QBE Insurance Group Ltd.	235	2,475
Ramsay Health Care Ltd.	25	1,182
REA Group Ltd.	9	259
Rio Tinto Ltd.	78	3,224
Santos Ltd. (e)	169	1,020
Scentre Group	954	2,757
Seek Ltd.	58	628
Sonic Health Care Ltd.	71	1,167
South32 Ltd. (c)	369	499
South32 Ltd. (c)	562	777
Stockland	431	1,361
Suncorp Group Ltd.	233	2,407
Sydney Airport	194	743
Tabcorp Holdings Ltd.	142	496
Tatts Group Ltd.	275	788
Telstra Corp. Ltd.	744	3,520
TPG Telecom Ltd.	48	330
Transurban Group	338	2,424
Treasury Wine Estates Ltd.	113	434
Wesfarmers Ltd.	200	6,013
Westfield Corp.	354	2,490
Westpac Banking Corp.	552	13,655
Woodside Petroleum Ltd.	132	3,471
Woolworths Ltd. (e)	225	4,680
WorleyParsons Ltd.	34	273
		157,613
AUSTRIA - 0.2%
Andritz AG	14	761
Erste Group Bank AG (c)	49	1,394
OMV AG	27	752
Raiffeisen International Bank Holding AG (c)	20	295
Voestalpine AG	21	861
		4,063
BELGIUM - 1.3%
Ageas	37	1,425
Anheuser-Busch InBev NV	143	17,169
Belgacom SA	27	961
Colruyt SA (e)	13	605
Delhaize Group	17	1,414
Groupe Bruxelles Lambert SA	15	1,182
KBC Groep NV	45	3,008
Solvay SA	10	1,439
Telenet Group Holding NV (c)	8	451
UCB SA	22	1,599
Umicore	18	853
		30,106
CHINA - 0.2%
Cheung Kong Property Holdings Ltd. (c)	478	3,969

DENMARK - 1.6%
A P Moller - Maersk A/S - Class A	1	1,182
A P Moller - Maersk A/S - Class B	1	2,286
Carlsberg A/S - Class B	19	1,736
Coloplast A/S	20	1,321
Danske Bank A/S	125	3,665
DSV A/S	32	1,049

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
ISS A/S	26	861
Novo Nordisk A/S	337	18,479
Novozymes A/S - Class B	43	2,050
Pandora A/S	20	2,122
TDC A/S	147	1,080
Tryg A/S	19	390
Vestas Wind Systems A/S	40	2,013
William Demant Holding A/S (c)	5	344
		38,578
FINLAND - 0.8%
Elisa Oyj	24	749
Fortum Oyj	77	1,368
Kone Oyj - Class B (e)	56	2,261
Metso Oyj (e)	19	512
Neste Oil Oyj	25	631
Nokia Oyj	653	4,450
Nokian Renkaat Oyj	20	632
Orion Oyj - Class B	17	597
Sampo Oyj - Class A	78	3,665
Stora Enso Oyj	96	985
UPM-Kymmene Oyj	93	1,649
Wartsila Oyj Abp	26	1,225
		18,724
FRANCE - 9.0%
Accor SA	38	1,901
Aeroports de Paris	5	621
Air Liquide	61	7,778
Alcatel-Lucent (c)	498	1,818
Alstom SA (c)	37	1,056
Arkema SA	11	804
Atos Origin SA	14	1,038
AXA SA	345	8,747
BNP Paribas	188	11,415
Bollore SA	155	827
Bouygues SA	36	1,328
Bureau Veritas SA	44	1,013
Cap Gemini SA	27	2,434
Carrefour SA	98	3,146
Casino Guichard Perrachon SA	10	750
Christian Dior SE	9	1,854
Cie de Saint-Gobain	84	3,806
Cie Generale d’Optique Essilor International SA	36	4,262
CNP Assurances SA	28	461
Compagnie Generale des Etablissements Michelin	33	3,490
Credit Agricole SA	185	2,759
Danone SA	103	6,702
Dassault Systemes SA	23	1,675
Edenred	36	891
Electricite de France SA	44	992
Eurazeo	8	508
Eutelsat Communications Group SA	30	970
Fonciere Des Regions	6	483
GDF Suez	252	4,700
Gecina SA	6	753
Groupe Eurotunnel SE	82	1,195
Hermes International SCA	5	1,712
Icade SA	7	496
Iliad SA	4	992
Imerys SA	7	511
JC Decaux SA	12	515
Kering SA	14	2,450
Klepierre	31	1,361
L’Oreal SA	45	7,997
Lafarge SA	33	2,202
Lagardere SCA	20	575
Legrand SA	48	2,674
LVMH Moet Hennessy Louis Vuitton SE	50	8,727
Natixis	164	1,186
Numericable SFR (c)	17	901
Orange SA	330	5,107
Pernod-Ricard SA (e)	37	4,276
Peugeot SA (c)	76	1,574
Publicis Groupe SA	34	2,501
Remy Cointreau SA (e)	4	290
Renault SA	33	3,500
Rexel SA	52	833
Safran SA	52	3,541
Sanofi SA	210	20,776
Schneider Electric SA	98	6,792
SCOR SE	27	939
Societe BIC SA	5	749
Societe Generale SA	129	6,055
Sodexo SA	16	1,556
Suez Environnement SA	55	1,027
Technip SA	18	1,143
Thales SA	18	1,102
Total SA	380	18,623
Unibail-Rodamco SE	17	4,339
Valeo SA	14	2,157
Vallourec SA	19	394
Veolia Environnement	76	1,555
Vinci SA	82	4,775
Vivendi SA	204	5,165
Wendel SA	6	716
Zodiac Aerospace	36	1,159
		213,120
GERMANY - 8.1%
Adidas AG	37	2,828
Allianz SE	81	12,652
Axel Springer SE	8	413
BASF SE	163	14,342
Bayer AG	147	20,537
Bayerische Motoren Werke AG	59	6,454
Beiersdorf AG	17	1,462
Brenntag AG	27	1,535
Commerzbank AG (c)	191	2,442
Continental AG	19	4,538
Daimler AG	171	15,563
Deutsche Annington Immobilien SE	80	2,259
Deutsche Bank AG	245	7,376
Deutsche Boerse AG	34	2,845
Deutsche Lufthansa AG (c)	39	503
Deutsche Post AG	172	5,039
Deutsche Telekom AG	564	9,725
Deutsche Wohnen AG	51	1,171
E.ON SE	357	4,755
Evonik Industries AG	16	617
Fraport AG Frankfurt Airport Services Worldwide	7	433
Fresenius Medical Care AG & Co. KGaA	39	3,222
Fresenius SE	66	4,234
GEA Group AG	32	1,412
Hannover Rueck SE	10	998
HeidelbergCement AG	26	2,034
Henkel AG & Co. KGaA	18	1,758
Hugo Boss AG	12	1,350
Infineon Technologies AG	194	2,410
K+S AG	31	1,310
Kabel Deutschland Holding AG (c)	4	489
Lanxess AG	17	1,002
Linde AG	33	6,267

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Man SE	7	686
Merck KGaA	23	2,306
Metro AG	28	894
Muenchener Rueckversicherungs AG	31	5,462
OSRAM Licht AG	15	727
ProSiebenSat.1 Media AG	38	1,879
RTL Group SA	6	570
RWE AG	87	1,868
SAP AG	174	12,163
Siemens AG	141	14,236
Symrise AG	23	1,408
Telefonica Deutschland Holding AG	111	641
ThyssenKrupp AG	66	1,705
United Internet AG	22	965
Volkswagen AG	6	1,446
		190,931
HONG KONG - 3.1%
AIA Group Ltd.	2,138	13,979
ASM Pacific Technology Ltd.	44	430
Bank of East Asia Ltd.	217	946
BOC Hong Kong Holdings Ltd.	662	2,757
Cathay Pacific Airways Ltd.	229	563
Cheung Kong Infrastructure Holdings Ltd.	108	838
CK Hutchison Holdings Ltd.	478	7,034
CLP Holdings Ltd.	328	2,791
Experian Plc	177	3,223
First Pacific Co. Ltd.	410	345
Galaxy Entertainment Group Ltd.	423	1,683
Hang Lung Properties Ltd.	389	1,156
Hang Seng Bank Ltd.	137	2,672
Henderson Land Development Co. Ltd.	202	1,380
HKT Trust	504	593
Hong Kong & China Gas Co. Ltd.	1,201	2,517
Hong Kong Exchanges & Clearing Ltd.	198	6,959
Hongkong Electric Holdings Ltd.	243	2,211
Hysan Development Co. Ltd.	110	476
Kerry Properties Ltd.	109	425
Li & Fung Ltd.	1,012	803
Link REIT	395	2,312
MGM China Holdings Ltd.	175	286
MTR Corp.	269	1,252
New World Development Ltd.	907	1,185
NWS Holdings Ltd.	291	421
PCCW Ltd.	772	460
Shangri-La Asia Ltd.	162	226
Sino Land Co.	493	823
SJM Holdings Ltd.	328	355
Sun Hung Kai Properties Ltd.	302	4,887
Swire Pacific Ltd.	105	1,312
Swire Properties Ltd.	199	635
Techtronic Industries Co.	236	772
WH Group Ltd. (c) (e)	1,028	699
Wharf Holdings Ltd.	241	1,605
Wheelock & Co. Ltd.	154	786
Yue Yuen Industrial Holdings Ltd.	124	415
		72,212
IRELAND - 0.4%
Anglo Irish Bank Corp. Plc (f)	34	—
CRH Plc	145	4,095
James Hardie Industries SE - CDI	83	1,103
Kerry Group Plc	28	2,055
Ryanair Holdings Plc	2	24
The Governor & Co. of the Bank of Ireland (c)	5,007	2,027
		9,304
ISRAEL - 0.6%
Azrieli Group	6	256
Bank Hapoalim BM	178	959
Bank Leumi Le-Israel BM (c) (e)	247	1,045
Bezeq Israeli Telecommunication Corp. Ltd.	343	584
Delek Group Ltd.	1	267
Israel Chemicals Ltd. (e)	75	523
Israel Corp. Ltd.	1	195
Mizrahi Tefahot Bank Ltd.	19	237
NICE Systems Ltd.	10	605
Teva Pharmaceutical Industries Ltd.	153	9,054
		13,725
ITALY - 2.2%
Assicurazioni Generali SpA	203	3,662
Atlantia SpA	72	1,787
Banca Monte dei Paschi di Siena SpA (c)	417	813
Banco Popolare SC (c)	63	1,042
CNH Industrial NV	173	1,576
Enel Green Power SpA	300	586
Enel SpA	1,245	5,645
ENI SpA	452	8,035
Exor SpA	19	892
Finmeccanica SpA (c)	76	953
Intesa Sanpaolo SpA	2,254	8,187
Luxottica Group SpA	29	1,956
Mediobanca SpA	100	977
Pirelli & C. SpA	43	728
Prysmian SpA	35	747
Saipem SpA (c) (e)	47	498
Snam Rete Gas SpA	365	1,735
Telecom Italia SpA (c) (e)	1,836	2,333
Tenaris SA	81	1,087
Terna Rete Elettrica Nazionale SpA	262	1,161
UniCredit SpA	845	5,677
Unione di Banche Italiane SCPA	147	1,178
UnipolSai SpA (e)	154	382
		51,637
JAPAN - 22.4%
ABC-Mart Inc.	4	251
Acom Co. Ltd. (c) (e)	59	227
Advantest Corp. (e)	32	331
AEON Co. Ltd. (e)	117	1,660
AEON Credit Service Co. Ltd. (e)	19	534
AEON Mall Co. Ltd.	20	377
Air Water Inc.	30	548
Aisin Seiki Co. Ltd.	35	1,480
Ajinomoto Co. Inc.	102	2,206
Alfresa Holdings Corp.	33	517
Amada Holdings Co. NPV	65	686
ANA Holdings Inc.	214	580
Aozora Bank Ltd.	212	798
Asahi Breweries Ltd.	70	2,226
Asahi Glass Co. Ltd.	184	1,105
Asahi Kasei Corp.	220	1,805
Asics Corp.	29	754
Astellas Pharma Inc.	383	5,450
Bank of Kyoto Ltd.	61	702
Bank of Yokohama Ltd.	200	1,225
Benesse Corp.	13	326
Bridgestone Corp.	113	4,188
Brother Industries Ltd.	43	601
Calbee Inc.	14	573
Canon Inc.	189	6,131
Casio Computer Co. Ltd. (e)	34	671
Central Japan Railway Co.	25	4,529
China Bank Ltd.	127	967

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Chiyoda Corp.	32	283
Chubu Electric Power Co. Inc.	117	1,738
Chugai Pharmaceutical Co. Ltd.	41	1,417
Chugoku Bank Ltd.	26	410
Chugoku Electric Power Co. Inc.	51	745
Chuo Mitsui Trust Holdings Inc.	580	2,653
Citizen Holdings Co. Ltd.	54	377
COLOPL Inc. (e)	8	170
Credit Saison Co. Ltd.	28	599
Dai Nippon Printing Co. Ltd.	92	949
Dai-Ichi Life Insurance Co. Ltd.	193	3,788
Daicel Chemical Industries Ltd.	52	662
Daihatsu Motor Co. Ltd.	34	484
Daiichi Sankyo Co. Ltd.	111	2,049
Daikin Industries Ltd.	41	2,919
Dainippon Sumitomo Pharma Co. Ltd.	28	305
Daito Trust Construction Co. Ltd.	13	1,366
Daiwa House Industry Co. Ltd.	102	2,381
Daiwa Securities Group Inc.	290	2,169
Denso Corp.	87	4,319
Dentsu Inc.	38	1,966
Don Quijote Holdings Co. Ltd.	19	817
East Japan Railway Co.	60	5,357
Eisai Co. Ltd.	44	2,930
Electric Power Development Co. Ltd.	23	827
FamilyMart Co. Ltd. (e)	12	538
Fanuc Ltd.	36	7,346
Fast Retailing Co. Ltd.	9	4,263
Fuji Electric Holdings Co. Ltd.	86	370
Fuji Heavy Industries Ltd.	104	3,839
FUJIFILM Holdings Corp.	83	2,951
Fujitsu Ltd.	325	1,816
Fukuoka Financial Group Inc.	129	669
GungHo Online Entertainment Inc. (e)	60	235
Gunma Bank Ltd.	67	494
Hachijuni Bank Ltd.	71	538
Hakuhodo DY Holdings Inc.	38	405
Hamamatsu Photonics KK (e)	25	743
Hankyu Hanshin Holdings Inc.	191	1,127
Hikari Tsushin Inc.	3	195
Hino Motors Ltd.	44	544
Hirose Electric Co. Ltd.	5	767
Hiroshima Bank Ltd.	97	579
Hisamitsu Pharmaceutical Co. Inc.	10	396
Hitachi Chemical Co. Ltd.	15	277
Hitachi Construction Machinery Co. Ltd.	16	287
Hitachi High-Technologies Corp.	13	368
Hitachi Ltd.	861	5,672
Hitachi Metals Ltd.	41	630
Hokuhoku Financial Group Inc.	232	547
Hokuriku Electric Power Co.	25	374
Honda Motor Co. Ltd.	290	9,363
Hoya Corp.	74	2,944
Hulic Co. Ltd.	56	494
Ibiden Co. Ltd.	24	397
Idemitsu Kosan Co. Ltd.	16	323
IHI Corp.	247	1,150
Iida Group Holdings Co. Ltd.	31	500
INPEX Corp.	168	1,904
Isetan Mitsukoshi Holdings Ltd.	57	1,021
Isuzu Motors Ltd.	108	1,417
ITOCHU Corp.	274	3,621
Itochu Techno-Solutions Corp.	7	169
Iyo Bank Ltd.	40	490
J. Front Retailing Co. Ltd.	43	802
Japan Airlines Co. Ltd.	21	746
Japan Airport Terminal Co. Ltd.	7	403
Japan Display Inc.	62	234
Japan Exchange Group Inc.	48	1,569
Japan Prime Realty Investment Corp.	—	463
Japan Real Estate Investment Corp.	—	998
Japan Retail Fund Investment Corp.	—	818
Japan Tobacco Inc.	196	6,957
JFE Holdings Inc.	86	1,911
JGC Corp.	36	680
Joyo Bank Ltd.	108	605
JSR Corp.	30	524
JTEKT Corp.	34	641
JX Holdings Inc. (e)	402	1,735
Kajima Corp.	156	733
Kakaku.com Inc (e)	24	347
Kamigumi Co. Ltd.	35	329
Kaneka Corp.	42	307
Kansai Electric Power Co. Inc. (c)	128	1,417
Kansai Paint Co. Ltd.	42	651
Kao Corp.	90	4,176
Kawasaki Heavy Industries Ltd.	262	1,221
KDDI Corp. (e)	311	7,510
Keihan Electric Railway Co. Ltd.	86	501
Keihin Electric Express Railway Co. Ltd.	79	596
Keio Corp.	98	701
Keisei Electric Railway Co. Ltd.	50	594
Keyence Corp.	8	4,341
Kikkoman Corp.	26	812
Kintetsu Group Holdings NPV	312	1,062
Kirin Holdings Co. Ltd.	149	2,054
Kobe Steel Ltd.	528	888
Koito Manufacturing Co. Ltd.	19	724
Komatsu Ltd.	167	3,353
Konami Corp.	20	379
Konica Minolta Holdings Inc.	83	967
Kubota Corp.	195	3,092
Kuraray Co. Ltd.	58	710
Kurita Water Industries Ltd.	17	398
Kyocera Corp.	57	2,948
Kyowa Hakko Kirin Co. Ltd.	40	519
Kyushu Electric Power Co. Inc. (c)	80	927
Lawson Inc.	11	766
LIXIL Group Corp.	49	978
M3 Inc.	37	740
Mabuchi Motor Co. Ltd.	8	506
Makita Corp.	21	1,110
Marubeni Corp.	295	1,693
Marui Group Co. Ltd.	45	613
Maruichi Steel Tube Ltd.	7	181
Mazda Motor Corp.	96	1,883
McDonald’s Holdings Co. Japan Ltd. (e)	10	213
Medipal Holdings Corp.	21	349
MEIJI Holdings Co. Ltd.	11	1,420
Minebea Co. Ltd.	54	891
Miraca Holdings Inc.	11	555
Mitsubishi Chemical Holdings Corp.	228	1,433
Mitsubishi Corp.	246	5,409
Mitsubishi Electric Corp.	345	4,455
Mitsubishi Estate Co. Ltd.	223	4,801
Mitsubishi Gas Chemical Co. Inc.	72	403
Mitsubishi Heavy Industries Ltd.	538	3,270
Mitsubishi Logistics Corp. (e)	20	262
Mitsubishi Materials Corp.	198	760
Mitsubishi Motors Corp.	110	936
Mitsubishi Tanabe Pharma Corp.	42	623
Mitsubishi UFJ Financial Group Inc.	2,263	16,278
Mitsubishi UFJ Lease & Finance Co. Ltd.	78	427
Mitsui & Co. Ltd.	297	4,032
Mitsui Chemicals Inc.	128	476
Mitsui Fudosan Co. Ltd.	168	4,701

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Mitsui OSK Lines Ltd. (e)	188	602
Mixi Inc.	6	313
Mizuho Financial Group Inc.	4,123	8,922
MS&AD Insurance Group Holdings	91	2,817
Murata Manufacturing Co. Ltd.	36	6,300
Nabtesco Corp.	20	502
Nagoya Railroad Co. Ltd.	144	538
Namco Bandai Holdings Inc.	33	638
NEC Corp.	472	1,428
Nexon Co. Ltd.	18	251
NGK Insulators Ltd.	45	1,158
NGK Spark Plug Co. Ltd.	32	886
NH Foods Ltd.	29	661
NHK Spring Co. Ltd.	31	341
Nidec Corp.	39	2,919
Nikon Corp. (e)	61	704
Nintendo Co. Ltd.	19	3,153
Nippon Building Fund Inc.	—	1,068
Nippon Electric Glass Co. Ltd.	59	298
Nippon Express Co. Ltd.	142	698
Nippon Paint Holdings Co. Ltd.	25	704
Nippon Prologis REIT Inc. (e)	—	488
Nippon Steel Corp.	1,320	3,423
Nippon Telegraph & Telephone Corp.	134	4,845
Nippon Yusen KK	274	763
Nissan Motor Co. Ltd.	442	4,618
Nisshin Seifun Group Inc.	42	553
Nissin Foods Holdings Co. Ltd.	11	491
Nitori Co. Ltd.	12	1,003
Nitto Denko Corp.	28	2,275
NOK Corp. (e)	16	483
Nomura Holdings Inc.	631	4,262
Nomura Real Estate Holdings Inc.	21	449
Nomura Research Institute Ltd.	19	731
NSK Ltd.	85	1,314
NTT Data Corp.	22	952
NTT DoCoMo Inc.	273	5,232
NTT Urban Development Corp.	19	189
Obayashi Corp.	109	795
Odakyu Electric Railway Co. Ltd. (e)	112	1,045
Oji Holdings Corp.	136	591
Olympus Corp.	44	1,509
Omron Corp.	35	1,538
Ono Pharmaceutical Co. Ltd.	15	1,637
Oracle Corp. Japan	6	234
Oriental Land Co. Ltd.	36	2,271
ORIX Corp.	230	3,414
Osaka Gas Co. Ltd.	325	1,283
Otsuka Corp.	9	434
Otsuka Holdings Co. Ltd.	70	2,240
Panasonic Corp.	393	5,389
Park24 Co. Ltd.	15	248
Rakuten Inc.	138	2,225
Recruit Holdings Co. Ltd.	25	762
Resona Holdings Inc.	385	2,097
Ricoh Co. Ltd.	124	1,283
Rinnai Corp.	6	504
Rohm Co. Ltd.	17	1,152
Sankyo Co. Ltd.	9	319
Sanrio Co. Ltd. (e)	10	274
Santen Pharmaceutical Co. Ltd.	67	941
SBI Holdings Inc.	34	472
Secom Co. Ltd.	38	2,443
Sega Sammy Holdings Inc.	33	427
Seibu Holdings Inc.	23	537
Seiko Epson Corp.	48	851
Sekisui Chemical Co. Ltd.	79	970
Sekisui House Ltd.	98	1,556
Seven & I Holdings Co. Ltd.	134	5,763
Seven Bank Ltd.	97	447
Sharp Corp. (c) (e)	263	320
Shikoku Electric Power Co. Inc. (e)	32	478
Shimadzu Corp.	44	597
Shimamura Co. Ltd. (e)	4	420
Shimano Inc.	14	1,842
Shimizu Corp.	111	934
Shin-Etsu Chemical Co. Ltd.	72	4,434
Shinsei Bank Ltd.	288	580
Shionogi & Co. Ltd.	53	2,058
Shiseido Co. Ltd.	66	1,506
Shizuoka Bank Ltd.	99	1,033
Showa Shell Sekiyu KK (e)	29	255
SMC Corp.	9	2,799
SoftBank Corp.	171	10,055
Sompo Japan Nipponkoa Holdings	59	2,150
Sony Corp.	205	5,813
Sony Financial Holdings Inc.	32	564
Stanley Electric Co. Ltd. (e)	26	537
Sumitomo Chemical Co. Ltd.	257	1,544
Sumitomo Corp.	196	2,284
Sumitomo Electric Industries Ltd.	131	2,028
Sumitomo Heavy Industries Ltd.	92	536
Sumitomo Metal Mining Co. Ltd.	88	1,338
Sumitomo Mitsui Financial Group Inc.	226	10,066
Sumitomo Realty & Development Co. Ltd.	64	2,225
Sumitomo Rubber Industries Inc.	31	474
Suntory Beverage & Food Ltd.	24	959
Suruga Bank Ltd.	34	728
Suzuken Co. Ltd.	14	449
Suzuki Motor Corp.	66	2,234
Sysmex Corp.	26	1,574
T&D Holdings Inc.	105	1,564
Taiheiyo Cement Corp.	199	582
Taisei Corp.	191	1,097
Taisho Pharmaceutical Holdings Co. Ltd. (e)	6	399
Taiyo Nippon Sanso Corp.	24	290
Takashimaya Co. Ltd.	53	480
Takeda Pharmaceutical Co. Ltd.	141	6,782
TDK Corp.	21	1,631
Teijin Ltd.	154	598
Terumo Corp.	55	1,324
THK Co. Ltd.	18	395
Tobu Railway Co. Ltd.	171	735
Toho Co. Ltd.	22	545
Toho Gas Co. Ltd.	61	361
Tohoku Electric Power Co. Inc.	85	1,144
Tokio Marine Holdings Inc.	123	5,133
Tokyo Electric Power Co. Inc. (c)	268	1,457
Tokyo Electron Ltd.	31	1,977
Tokyo Gas Co. Ltd.	410	2,177
Tokyo Tatemono Co. Ltd.	37	507
Tokyu Corp.	206	1,379
Tokyu Fudosan Holdings Corp.	92	711
TonenGeneral Sekiyu KK	43	400
Toppan Printing Co. Ltd.	97	811
Toray Industries Inc.	266	2,248
Toshiba Corp.	714	2,449
TOTO Ltd.	53	955
Toyo Seikan Group Holdings Ltd.	30	480
Toyo Suisan Kaisha Ltd.	16	583
Toyoda Gosei Co. Ltd.	9	219
Toyota Industries Corp.	29	1,646
Toyota Motor Corp.	485	32,434
Toyota Tsusho Corp.	36	971
Trend Micro Inc.	19	643
Unicharm Corp.	65	1,537

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
United Urban Investment Corp.	—	659
USS Co. Ltd.	40	716
West Japan Railway Co.	30	1,913
Yahoo! Japan Corp.	265	1,070
Yakult Honsha Co. Ltd. (e)	15	888
Yamada Denki Co. Ltd. (e)	145	581
Yamaguchi Financial Group Inc.	41	511
Yamaha Corp.	33	655
Yamaha Motor Co. Ltd.	45	981
Yamato Holdings Co. Ltd.	62	1,196
Yamazaki Baking Co. Ltd.	17	283
Yaskawa Electric Corp.	41	524
Yokogawa Electric Corp.	39	505
Yokohama Rubber Co Ltd.	15	301
		527,262
JERSEY - 0.0%
Randgold Resources Ltd.	15	1,027

LUXEMBOURG - 0.2%
ArcelorMittal	173	1,684
Millicom International Cellular SA - SDR	12	871
SES SA - FDR	57	1,904
		4,459
MACAU - 0.1%
Sands China Ltd.	439	1,475
Wynn Macau Ltd. (e)	269	449
		1,924
MALTA - 0.0%
BGP Holdings Plc (f)	479	—

NETHERLANDS - 4.4%
Aegon NV (e)	318	2,344
Airbus Group NV	105	6,821
Akzo Nobel NV (e)	45	3,252
Altice SA (c)	15	2,073
ASML Holding NV	62	6,481
Delta Lloyd NV	35	582
Gemalto NV	14	1,250
Heineken Holding NV	18	1,260
Heineken NV	41	3,136
ING Groep NV - CVA	685	11,381
Koninklijke Ahold NV	155	2,903
Koninklijke Boskalis Westminster NV	17	823
Koninklijke KPN NV	583	2,234
Koninklijke Philips Electronics NV (e)	168	4,294
Koninklijke Philips NV	32	1,857
Koninklijke Vopak NV	12	616
NN Group NV	34	957
OCI	14	383
Qiagen NV (c)	40	980
Randstad Holding NV	22	1,461
Reed Elsevier NV	121	2,877
Royal Dutch Shell Plc - Class A	689	19,474
Royal Dutch Shell Plc - Class B	433	12,334
TNT NV	85	726
Unilever NV - CVA	289	12,093
Wolters Kluwer NV	54	1,621
		104,213
NEW ZEALAND - 0.1%
Auckland International Airport Ltd.	174	583
Contact Energy Ltd. (e)	56	189
Fletcher Building Ltd.	128	707
Meridian Energy Ltd. (e)	213	311
Mighty River Power Ltd.	119	224
Ryman Healthcare Ltd.	61	326
Spark New Zealand Ltd. (e)	350	663
		3,003
NORWAY - 0.6%
DNB ASA	175	2,913
Gjensidige Forsikring ASA	37	589
Norsk Hydro ASA	247	1,038
Orkla ASA	142	1,116
SeaDrill Ltd. (e)	65	679
StatoilHydro ASA	194	3,472
Telenor ASA	133	2,911
Yara International ASA	33	1,702
		14,420
PORTUGAL - 0.1%
Banco Comercial Portugues SA (c)	5,693	498
Banco Espirito Santo SA (c) (f)	413	—
Energias de Portugal SA	405	1,544
Galp Energia SGPS SA	65	762
Jeronimo Martins SGPS SA	43	556
		3,360
SINGAPORE - 1.4%
Ascendas REIT	366	668
CapitaLand Ltd.	439	1,141
CapitaMall Trust	451	720
Captialand Commerical Trust	383	443
City Developments Ltd.	66	479
ComfortDelGro Corp. Ltd.	378	878
DBS Group Holdings Ltd.	310	4,749
Genting International Plc	1,083	719
Global Logistic Properties Ltd.	537	1,009
Golden Agri-Resources Ltd.	1,187	361
Hutchison Port Holdings Trust	1,066	671
Jardine Cycle & Carriage Ltd.	18	439
Keppel Corp. Ltd.	253	1,542
Noble Group Ltd. (e)	737	415
Oversea-Chinese Banking Corp. Ltd.	531	4,012
SembCorp Industries Ltd.	158	456
SembCorp Marine Ltd. (e)	152	321
Singapore Airlines Ltd.	100	794
Singapore Exchange Ltd.	132	764
Singapore Press Holdings Ltd. (e)	271	820
Singapore Technologies Engineering Ltd.	279	683
Singapore Telecommunications Ltd.	1,389	4,334
StarHub Ltd.	90	263
Suntec REIT	402	515
United Overseas Bank Ltd.	225	3,846
UOL Group Ltd.	95	486
Wilmar International Ltd.	345	840
Yangzijiang Shipbuilding Holdings Ltd.	293	308
		32,676
SPAIN - 3.4%
Abertis Infraestructuras SA - Class A	77	1,264
ACS Actividades de Construccion y Servicios SA	32	1,018
Aena SA (c) (e)	12	1,241
Amadeus IT Holding SA	78	3,104
Banco Bilbao Vizcaya Argentaria SA	1,123	11,066
Banco de Sabadell SA (e)	877	2,123
Banco Popular Espanol SA	311	1,511
Banco Santander SA	2,552	17,949
Bankia SA (e)	806	1,026
Bankinter SA	114	847
CaixaBank SA	459	2,136
Distribuidora Internacional de Alimentacion SA	115	883
Enagas SA (e)	38	1,021
Endesa SA (e)	54	1,032

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Ferrovial SA	79	1,710
Gas Natural SDG SA (e)	61	1,382
Grifols SA	27	1,108
Iberdrola SA	959	6,477
Inditex SA	194	6,336
Mapfre SA (e)	190	656
Red Electrica Corp. SA (e)	20	1,575
Repsol SA (e)	186	3,272
Telefonica SA (e)	795	11,325
Zardoya Otis SA	31	341
		80,403
SWEDEN - 2.9%
Alfa Laval AB	55	966
Assa Abloy AB - Series B	174	3,280
Atlas Copco AB - Series A	117	3,269
Atlas Copco AB - Series B	67	1,658
Boliden AB	47	848
Electrolux AB - Class B	44	1,389
Elekta AB - Class B (e)	70	440
Getinge AB - Class B	37	900
Hennes & Mauritz AB - Class B	169	6,504
Hexagon AB - Class B	47	1,692
Husqvarna AB - Class B	81	609
ICA Gruppen AB	13	465
Industrivarden AB - Class C	31	592
Investor AB - Class B	81	3,023
Kinnevik Investment AB - Class B	43	1,365
Lundin Petroleum AB (c)	37	643
Nordea Bank AB	541	6,741
Sandvik AB	190	2,098
Securitas AB - Class B	55	730
Skandinaviska Enskilda Banken AB - Class A	272	3,478
Skanska AB - Class B	69	1,395
SKF AB - Class B	71	1,620
Svenska Cellulosa AB - Class B	104	2,648
Svenska Handelsbanken AB - Series A	260	3,802
Swedbank AB - Class A	157	3,671
Swedish Match AB	36	1,023
Tele2 AB - Class B	53	621
Telefonaktiebolaget LM Ericsson - Class B	542	5,645
TeliaSonera AB	455	2,682
Volvo AB - Class B	274	3,407
		67,204
SWITZERLAND - 9.4%
ABB Ltd.	391	8,194
Actelion Ltd.	18	2,686
Adecco SA	29	2,378
Aryzta AG (e)	16	781
Baloise Holding AG	9	1,079
Barry Callebaut AG	—	454
Cie Financiere Richemont SA	93	7,544
Credit Suisse Group AG	270	7,453
Dufry AG (c)	8	1,078
EMS-Chemie Holding AG	2	643
Geberit AG	7	2,265
Givaudan SA	2	2,763
Glencore Plc	1,977	7,928
Holcim Ltd.	41	3,000
Julius Baer Group Ltd.	38	2,143
Kuehne & Nagel International AG	10	1,302
Lindt & Spruengli AG	—	1,127
Lonza Group AG	9	1,182
Nestle SA	571	41,228
Novartis AG	408	40,093
Pargesa Holding SA	6	401
Partners Group Holding AG	3	882
Roche Holding AG	125	34,912
Schindler Holding AG	4	608
SGS SA	1	1,747
Sika AG	—	1,390
Sonova Holding AG	10	1,334
STMicroelectronics NV	119	971
Sulzer AG	4	404
Swatch Group AG (e)	5	2,132
Swatch Group AG	9	695
Swiss Life Holding AG	6	1,310
Swiss Prime Site AG	12	888
Swiss Re AG (e)	63	5,556
Swisscom AG	5	2,562
Syngenta AG	17	6,748
Transocean Ltd. (e)	62	1,006
UBS Group AG	648	13,755
Zurich Financial Services AG	27	8,093
		220,715
UNITED KINGDOM - 18.2%
3i Group Plc	176	1,432
Aberdeen Asset Management Plc	164	1,040
Admiral Group Plc	35	759
Aggreko Plc	45	1,008
Amec Foster Wheeler Plc	68	869
Anglo American Plc	243	3,509
Antofagasta Plc	71	765
ARM Holdings Plc	244	3,998
Ashtead Group Plc	92	1,580
Associated British Foods Plc	63	2,855
AstraZeneca Plc	224	14,184
Aviva Plc	713	5,521
Babcock International Group Plc	44	742
BAE Systems Plc	549	3,890
Barclays Plc	2,922	11,977
Barratt Developments Plc	172	1,658
BG Group Plc	606	10,099
BHP Billiton Plc	376	7,384
BP Plc	3,235	21,467
British American Tobacco Plc	331	17,804
British Land Co. Plc	175	2,183
BT Group Plc	1,479	10,474
Bunzl Plc	60	1,644
Burberry Group Plc	80	1,974
Capita Group Plc	118	2,290
Capital Shopping Centres Group	173	833
Carnival Plc	32	1,641
Centrica Plc	863	3,583
Cobham Plc	211	873
Coca-Cola HBC AG	38	808
Compass Group Plc	297	4,917
Croda International Plc	25	1,076
Diageo Plc	446	12,926
Direct Line Insurance Group Plc	240	1,266
Dixons Carphone Plc	172	1,221
easyJet Plc	28	677
Fiat Chrysler Automobiles NV (c)	156	2,284
Fresnillo Plc	39	421
G4S Plc	271	1,142
GKN Plc	288	1,514
GlaxoSmithKline Plc	862	17,927
Hammerson Plc	142	1,375
Hargreaves Lansdown Plc	44	806
HSBC Holdings Plc	3,402	30,459
ICAP Plc	102	848
IMI Plc	46	821
Imperial Tobacco Group Plc	170	8,196
Inmarsat Plc	76	1,099

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
InterContinental Hotels Group Plc	43	1,719
International Consolidated Airlines Group SA (c)	149	1,161
Intertek Group Plc	28	1,072
Investec Plc	94	841
ITV Plc	661	2,733
J Sainsbury Plc (e)	219	910
Johnson Matthey Plc	36	1,697
Kingfisher Plc	423	2,305
Land Securities Group Plc	140	2,650
Legal & General Group Plc	1,035	4,045
Lloyds Banking Group Plc	10,136	13,604
London Stock Exchange Group Plc	55	2,062
Marks & Spencer Group Plc	289	2,435
Meggitt Plc	138	1,014
Melrose Industries Plc	171	665
Merlin Entertainments Plc	120	804
Mondi Plc	64	1,370
National Grid Plc	669	8,611
Next Plc	26	3,090
Old Mutual Plc	871	2,759
Pearson Plc	145	2,752
Persimmon Plc	53	1,639
Petrofac Ltd.	43	626
Prudential plc (a)	456	10,986
Reckitt Benckiser Group Plc	115	9,908
Reed Elsevier Plc	197	3,207
Rexam Plc	130	1,124
Rio Tinto Plc	226	9,300
Rolls-Royce Holdings Plc	329	4,491
Royal Bank of Scotland Group Plc (c)	457	2,528
Royal Mail Plc	121	977
RSA Insurance Group Plc	175	1,091
SABMiller Plc	172	8,920
Sage Group Plc	193	1,552
Schroders Plc	23	1,132
Scottish & Southern Energy Plc	175	4,235
Segro Plc	131	836
Severn Trent Plc	42	1,387
Shire Plc	105	8,422
Sky Plc	185	3,013
Smith & Nephew Plc	160	2,710
Smiths Group Plc	68	1,205
Sports Direct International Plc (c)	46	522
Standard Chartered Plc	440	7,045
Standard Life Plc	346	2,414
Subsea 7 SA	46	452
Tate & Lyle Plc	89	723
Taylor Wimpey Plc	564	1,644
Tesco Plc	1,416	4,718
Travis Perkins Plc	43	1,408
TUI AG	79	1,278
Tullow Oil Plc	157	839
Unilever Plc	228	9,792
United Utilities Group Plc	118	1,656
Vodafone Group Plc	4,703	17,157
Weir Group Plc	38	1,007
Whitbread Plc	33	2,530
William Hill Plc	149	943
WM Morrison Supermarkets Plc (e)	360	1,022
Wolseley Plc	46	2,954
WPP Plc	234	5,263
		428,774

Total Common Stocks (cost $2,030,536)		2,293,422

PREFERRED STOCKS - 0.8%
GERMANY - 0.6%
Bayerische Motoren Werke AG	9	780
Fuchs Petrolub AG	13	540
Henkel AG & Co. KGaA	31	3,476
Porsche Automobil Holding SE	27	2,296
Volkswagen AG	29	6,714
		13,806
ITALY - 0.1%
Intesa Sanpaolo SpA	160	512
Telecom Italia SpA (e)	1,032	1,052
		1,564
SWITZERLAND - 0.1%
Lindt & Spruengli AG	—	904
Schindler Holding AG	8	1,304
		2,208

Total Preferred Stocks (cost $13,102)		17,578

RIGHTS - 0.0%
AUSTRALIA - 0.0%
Westpac Banking Corp. (c) (f)	552	—

SINGAPORE - 0.0%
Jardine Cycle & Carriage Ltd. (c)	2	10

SPAIN - 0.0%
Repsol SA (c) (e)	186	96
Zardoya Otis SA (c)	31	14
		110

Total Rights (cost $122)		120

OTHER EQUITY INTERESTS - 0.0%
AUSTRIA - 0.0%
IMMOEAST AG (c) (f) (u)	37	—
IMMOFINANZ AG (c) (f) (u)	27	—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 4.4%
Investment Companies - 2.1%
JNL Money Market Fund, 0.01% (a) (h)	50,407	50,407

Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	49,352	49,352

Treasury Securities - 0.2%
U.S. Treasury Bill
0.01%, 09/17/15 (o)	$2,310	2,310
0.04%, 12/10/15 (o)	1,365	1,365
		3,675

Total Short Term Investments (cost $103,434)		103,434

Total Investments - 102.6% (cost $2,147,194)		2,414,554
Other Assets and Liabilities, Net - (2.6%)		(60,493)
Total Net Assets - 100.0%		$2,354,061

Portfolio Composition:	Percentage of Total Investments
Financials	25.4%
Consumer Discretionary	12.5
Industrials	12.0
Health Care	10.7
Consumer Staples	10.3
Materials	7.2
Energy	4.9
Telecommunication Services	4.7
Information Technology	4.6
Utilities	3.4
Short Term Investments	4.3
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/Mellon Capital Bond Index Fund

	Shares/Par (t)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.5%
AmeriCredit Automobile Receivables Trust, 1.27%, 08/08/17	$500	$501
Banc of America Commercial Mortgage Trust REMIC
5.45%, 01/15/17	182	191
5.95%, 05/10/45 (i)	550	571
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.54%, 09/12/16	226	235
5.90%, 05/11/17 (i)	300	318
CarMax Auto Owner Trust, 0.80%, 07/16/18	800	800
Centerpoint Energy Transition Co. LLC Secured Transition Bond, 5.17%, 08/01/19	515	535
Chase Issuance Trust, 1.01%, 10/17/16	500	501
Citibank Credit Card Issuance Trust
5.30%, 03/15/16	900	929
1.73%, 04/09/18	1,000	1,007
2.88%, 01/21/21	300	309
Citigroup Commercial Mortgage Trust REMIC, 3.62%, 07/10/24	500	512
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC
5.62%, 10/15/48	181	187
5.32%, 12/11/49	600	625
Cobalt Commercial Mortgage-Backed Securities Trust REMIC, 5.22%, 08/15/48	205	213
COMM Mortgage Trust REMIC
2.84%, 03/10/19	400	410
4.26%, 09/10/23	650	704
Commercial Mortgage Pass-Through Certificates REMIC
3.15%, 01/10/19	145	151
5.54%, 01/15/49 (i)	500	527
Commercial Mortgage Trust REMIC
3.55%, 04/10/24	500	512
3.82%, 05/10/24	500	520
3.97%, 07/10/24	400	404
3.08%, 12/10/24	500	491
3.18%, 01/10/25	1,000	989
Credit Suisse Mortgage Capital Certificates REMIC, 5.38%, 02/15/40	203	213
Delta Air Lines Pass-Through Trust, 6.82%, 08/10/22	303	347
Fifth Third Auto Trust, 1.47%, 06/15/17	180	180
Ford Credit Auto Lease Trust, 0.89%, 09/15/17	1,000	1,001
GS Mortgage Securities Trust REMIC
3.48%, 11/10/21	750	781
5.56%, 11/10/39	361	374
Honda Auto Receivables Owner Trust, 0.99%, 10/16/17	500	501
JPMBB Commercial Mortgage Securities Trust REMIC
3.05%, 04/15/19	150	155
1.45%, 01/15/20	489	487
4.13%, 09/15/23	500	535
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.42%, 02/15/17	233	244
5.88%, 04/12/17 (i)	199	212
4.94%, 08/15/42 (i)	28	28
LB-UBS Commercial Mortgage Trust REMIC
5.42%, 01/15/17	315	331
5.66%, 03/15/39 (i)	49	50
5.87%, 09/15/45 (i)	748	809
Merrill Lynch Mortgage Trust REMIC, 5.74%, 08/12/43 (i)	214	220
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.41%, 08/12/16 (i)	182	188
5.17%, 11/12/16	175	182
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
3.09%, 08/15/18	500	518
2.86%, 09/15/22	250	248
3.74%, 07/15/24	500	516
Morgan Stanley Capital I Trust REMIC
5.86%, 03/12/17 (i)	1,400	1,402
5.33%, 11/12/41	220	228
UBS-Barclays Commercial Mortgage Trust REMIC
3.09%, 09/10/22	350	352
2.85%, 12/10/22	500	495
United Air Lines Inc. Pass-Through Trust, 4.30%, 08/15/25	244	250
United Airlines Pass-Through Trust, 3.75%, 09/03/26	200	198
US Airways Pass-Through Trust, 3.95%, 11/15/25	234	235
Wachovia Bank Commercial Mortgage Trust REMIC, 5.57%, 10/15/48	217	226
Wells Fargo-RBS Commercial Mortgage Trust REMIC
2.03%, 02/16/18	500	505
2.92%, 11/15/18	500	516
2.87%, 10/17/22	360	359
3.68%, 07/15/24	500	516

Total Non-U.S. Government Agency Asset- Backed Securities (cost $25,364)		25,544

CORPORATE BONDS AND NOTES - 24.8%
CONSUMER DISCRETIONARY - 1.9%
21st Century Fox America Inc.
4.50%, 02/15/21	400	433
6.20%, 12/15/34	50	58
6.15%, 02/15/41	300	347
Amazon.com Inc.
2.60%, 12/05/19	300	302
2.50%, 11/29/22	200	190
American Honda Finance Corp., 1.55%, 12/11/17	500	502
AutoNation, Inc., 6.75%, 04/15/18	200	222
AutoZone Inc., 3.25%, 04/15/25	350	337
BorgWarner Inc., 4.38%, 03/15/45	200	186
Carnival Corp., 3.95%, 10/15/20	200	210
CBS Corp.
5.63%, 09/15/19	500	556
4.85%, 07/01/42	150	138
4.60%, 01/15/45	250	222
Comcast Corp.
5.70%, 05/15/18	200	223
3.38%, 08/15/25	290	286
4.20%, 08/15/34	500	481

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
6.50%, 11/15/35	100	124
6.95%, 08/15/37	250	324
4.75%, 03/01/44	300	303
DIRECTV Holdings LLC
2.40%, 03/15/17	500	507
6.35%, 03/15/40	300	323
Discovery Communications LLC
5.63%, 08/15/19	100	112
5.05%, 06/01/20	200	219
6.35%, 06/01/40	100	109
Dollar General Corp., 3.25%, 04/15/23 (e)	250	238
Ford Motor Co.
7.45%, 07/16/31	300	384
4.75%, 01/15/43	300	292
Gap Inc., 5.95%, 04/12/21	300	338
General Motors Co., 5.00%, 04/01/35	90	88
Grupo Televisa SAB, 6.63%, 03/18/25	100	121
Hasbro Inc., 6.35%, 03/15/40	300	338
Home Depot Inc.
2.00%, 06/15/19	300	300
5.88%, 12/16/36	250	300
Interpublic Group of Cos. Inc., 4.20%, 04/15/24	250	253
Johnson Controls Inc., 3.75%, 12/01/21	250	257
Kohl’s Corp., 4.00%, 11/01/21 (e)	300	317
Lowe’s Cos. Inc.
4.63%, 04/15/20	100	109
5.50%, 10/15/35	150	170
5.80%, 04/15/40	300	353
Macy’s Retail Holdings Inc.
6.65%, 07/15/24	200	243
6.90%, 04/01/29	250	305
Marriott International Inc., 3.13%, 10/15/21	300	299
Mattel Inc., 2.35%, 05/06/19	200	200
McDonald’s Corp.
5.35%, 03/01/18	300	329
6.30%, 03/01/38	200	235
NBCUniversal Media LLC
5.15%, 04/30/20	200	224
6.40%, 04/30/40	250	309
NIKE Inc, 2.25%, 05/01/23	200	193
Nordstrom Inc., 4.00%, 10/15/21	225	239
Scripps Networks Interactive Inc.
2.80%, 06/15/20	250	246
3.50%, 06/15/22	250	246
Staples Inc., 4.38%, 01/12/23 (e) (l)	100	100
Starbucks Corp., 2.70%, 06/15/22	225	224
Target Corp.
5.88%, 07/15/16	250	263
2.30%, 06/26/19 (e)	200	203
6.50%, 10/15/37	500	638
Thomson Reuters Corp.
6.50%, 07/15/18	200	226
3.95%, 09/30/21	200	209
Time Warner Cable Inc.
5.85%, 05/01/17	150	160
8.75%, 02/14/19	169	201
7.30%, 07/01/38	300	337
6.75%, 06/15/39	300	319
Time Warner Inc.
3.40%, 06/15/22 (e)	500	495
7.63%, 04/15/31	200	260
6.10%, 07/15/40	200	224
TJX Cos. Inc., 2.75%, 06/15/21	200	202
University of Notre Dame du Lac, 3.44%, 02/15/45	250	225
Viacom Inc.
3.88%, 04/01/24	250	244
7.88%, 07/30/30	125	162
4.38%, 03/15/43	300	242
Walt Disney Co.
1.10%, 12/01/17	350	350
2.75%, 08/16/21	300	306
7.00%, 03/01/32	50	68
Wyndham Worldwide Corp., 3.90%, 03/01/23	500	489
Yum! Brands Inc., 6.88%, 11/15/37	52	60
		19,847
CONSUMER STAPLES - 1.6%
Altria Group Inc.
2.85%, 08/09/22	500	480
9.95%, 11/10/38 (l)	33	53
4.50%, 05/02/43	200	185
Anheuser-Busch Cos. Inc., 6.45%, 09/01/37	500	615
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	200	201
4.38%, 02/15/21	200	218
2.50%, 07/15/22	300	288
Campbell Soup Co., 4.25%, 04/15/21	300	323
Clorox Co., 3.80%, 11/15/21	250	264
Coca-Cola Co., 3.15%, 11/15/20	300	313
Coca-Cola Femsa SAB de CV, 3.88%, 11/26/23	200	208
ConAgra Foods Inc.
7.00%, 04/15/19	235	268
3.25%, 09/15/22	300	279
CVS Caremark Corp.
5.75%, 06/01/17	151	163
4.13%, 05/15/21	400	427
Diageo Capital Plc
1.13%, 04/29/18	750	740
4.83%, 07/15/20	100	111
Diageo Investment Corp., 8.00%, 09/15/22	100	130
General Mills Inc., 3.65%, 02/15/24	303	310
JM Smucker Co.
1.75%, 03/15/18 (r)	250	250
3.50%, 03/15/25 (r)	300	293
Kellogg Co.
4.45%, 05/30/16	350	361
4.15%, 11/15/19	140	149
4.00%, 12/15/20	127	135
Kimberly-Clark Corp.
7.50%, 11/01/18	250	297
1.90%, 05/22/19	200	199
Kraft Foods Group Inc.
6.13%, 08/23/18	221	247
5.00%, 06/04/42	200	199
Kroger Co.
6.40%, 08/15/17	200	220
6.15%, 01/15/20	200	230
7.50%, 04/01/31	150	193
Lorillard Tobacco Co., 8.13%, 06/23/19 (l)	250	296
Mead Johnson Nutrition Co., 4.60%, 06/01/44	200	190
Mondelez International Inc.
2.25%, 02/01/19	200	200
6.50%, 02/09/40	243	300
Pepsi Bottling Group Inc., 7.00%, 03/01/29	575	773
PepsiCo Inc., 7.90%, 11/01/18	300	358
Philip Morris International Inc.
1.13%, 08/21/17	500	499
2.90%, 11/15/21	300	302
4.38%, 11/15/41	300	286
Procter & Gamble Co.
2.30%, 02/06/22	500	495
6.45%, 01/15/26	500	637
5.55%, 03/05/37	100	120

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Reynolds American Inc.
4.85%, 09/15/23	150	158
5.70%, 08/15/35	100	103
5.85%, 08/15/45	210	221
Sysco Corp., 4.35%, 10/02/34	400	404
Tyson Foods Inc., 5.15%, 08/15/44	200	205
Unilever Capital Corp., 4.80%, 02/15/19	500	551
Wal-Mart Stores Inc., 5.25%, 09/01/35	500	566
Wal-Mart Stores Inc.
4.13%, 02/01/19	300	324
4.25%, 04/15/21	400	439
6.20%, 04/15/38	300	373
4.88%, 07/08/40	300	319
4.30%, 04/22/44	150	150
		16,618
ENERGY - 3.2%
Access Midstream Partners LP, 4.88%, 05/15/23	250	247
Anadarko Petroleum Corp., 6.45%, 09/15/36	250	288
Apache Corp.
3.63%, 02/01/21 (e)	400	412
4.75%, 04/15/43	200	184
Baker Hughes Inc., 5.13%, 09/15/40	200	215
Boardwalk Pipelines LP, 3.38%, 02/01/23	200	181
BP Capital Markets Plc
1.85%, 05/05/17	400	404
2.32%, 02/13/20	250	249
3.06%, 03/17/22	200	199
3.81%, 02/10/24 (e)	500	508
Burlington Resources Finance Co., 7.20%, 08/15/31	100	129
Cameron International Corp., 5.13%, 12/15/43	175	168
Canadian Natural Resources Ltd.
5.85%, 02/01/35	150	158
6.25%, 03/15/38	300	331
Cenovus Energy Inc.
5.70%, 10/15/19	200	223
4.45%, 09/15/42	250	219
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	43	46
6.63%, 11/01/37	200	249
Chevron Corp.
1.72%, 06/24/18	300	302
3.19%, 06/24/23	500	502
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	300	284
4.25%, 05/09/43	300	281
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (r)	100	98
Conoco Funding Co., 7.25%, 10/15/31	75	97
ConocoPhillips Co.
6.65%, 07/15/18	75	86
6.00%, 01/15/20	650	752
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	255
Continental Resources Inc., 4.50%, 04/15/23	350	337
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	129
Ecopetrol SA
4.25%, 09/18/18	500	521
4.13%, 01/16/25	250	231
Enable Midstream Partners LP, 3.90%, 05/15/24 (r)	200	185
Enbridge Energy Partners LP, 7.50%, 04/15/38	200	232
Encana Corp.
3.90%, 11/15/21	400	411
6.50%, 08/15/34	100	107
Energy Transfer Partners LP
9.70%, 03/15/19	222	274
7.50%, 07/01/38	200	228
6.50%, 02/01/42	150	154
Enterprise Products Operating LLC
5.25%, 01/31/20	300	333
3.70%, 02/15/26	350	340
6.88%, 03/01/33	25	31
6.45%, 09/01/40	100	113
4.45%, 02/15/43	300	270
4.95%, 10/15/54	300	278
EOG Resources Inc.
2.63%, 03/15/23 (e)	200	192
3.15%, 04/01/25	200	195
Exxon Mobil Corp., 0.92%, 03/15/17	500	500
Halliburton Co., 7.45%, 09/15/39	250	337
Hess Corp.
7.30%, 08/15/31	35	41
5.60%, 02/15/41	400	408
Kerr-McGee Corp., 6.95%, 07/01/24	230	277
Kinder Morgan Energy Partners LP
9.00%, 02/01/19	500	600
3.50%, 09/01/23	300	279
5.00%, 03/01/43	300	261
5.40%, 09/01/44	250	226
Kinder Morgan Inc., 2.00%, 12/01/17	300	299
Magellan Midstream Partners LP
4.25%, 02/01/21	300	319
3.20%, 03/15/25	500	479
Marathon Oil Corp., 5.90%, 03/15/18	300	329
Nabors Industries Inc., 6.15%, 02/15/18	300	324
National Oilwell Varco Inc., 2.60%, 12/01/22	750	715
Nexen Inc., 5.88%, 03/10/35	50	55
Noble Energy Inc., 3.90%, 11/15/24	750	738
Noble Holding International Ltd., 2.50%, 03/15/17	400	399
Occidental Petroleum Corp., 4.63%, 06/15/45	100	99
ONEOK Partners LP
3.38%, 10/01/22	250	230
6.65%, 10/01/36	150	157
Pemex Project Funding Master Trust, 6.63%, 06/15/35	150	160
Petro-Canada, 7.00%, 11/15/28	75	95
Petrobras Global Finance BV
4.38%, 05/20/23	500	436
7.25%, 03/17/44 (e)	500	465
Petrobras International Finance Co.
6.13%, 10/06/16	100	103
5.88%, 03/01/18 (e)	150	153
7.88%, 03/15/19	500	531
Petroleos Mexicanos
6.00%, 03/05/20 (e)	500	559
5.50%, 01/21/21	700	759
5.50%, 06/27/44 (r)	250	230
5.50%, 06/27/44	250	230
5.63%, 01/23/46 (r)	350	327
Phillips 66 Partners LP, 2.65%, 02/15/20	200	197
Pioneer Natural Resources Co., 3.95%, 07/15/22	200	201
Plains All American Pipeline LP
6.50%, 05/01/18	100	113
6.70%, 05/15/36	100	117
4.30%, 01/31/43	200	170
Pride International Inc., 6.88%, 08/15/20	400	457
Regency Energy Partners LP, 6.50%, 07/15/21	350	369
Rowan Cos. Inc., 4.88%, 06/01/22	200	198
Shell International Finance BV
5.20%, 03/22/17	250	268
2.00%, 11/15/18	400	404
4.38%, 03/25/20	300	328

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
6.38%, 12/15/38	200	251
Southern Natural Gas Co., 5.90%, 04/01/17 (e) (k) (r)	250	266
Southwestern Energy Co., 4.95%, 01/23/25 (l)	250	252
Spectra Energy Capital LLC, 8.00%, 10/01/19	250	296
Statoil ASA
1.15%, 05/15/18 (e)	500	496
3.15%, 01/23/22	200	202
3.70%, 03/01/24	200	206
3.95%, 05/15/43	300	278
Suncor Energy Inc., 6.50%, 06/15/38	300	364
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	300	284
Talisman Energy Inc., 6.25%, 02/01/38	300	294
Total Capital Canada Ltd., 2.75%, 07/15/23	300	289
Total Capital International SA
1.00%, 01/10/17	145	145
2.10%, 06/19/19	750	754
TransCanada Pipelines Ltd.
6.50%, 08/15/18	200	227
3.80%, 10/01/20	400	423
6.20%, 10/15/37	100	113
5.00%, 10/16/43	150	150
Valero Energy Corp., 9.38%, 03/15/19	250	307
Weatherford International Inc., 6.35%, 06/15/17	250	268
Western Gas Partners LP, 2.60%, 08/15/18	250	252
Williams Cos. Inc., 8.75%, 03/15/32 (k)	116	140
Williams Partners LP
5.25%, 03/15/20	300	326
4.00%, 09/15/25	350	327
6.30%, 04/15/40	200	203
		32,683
FINANCIALS - 8.4%
Abbey National Treasury Services Plc, 3.05%, 08/23/18	400	414
ACE INA Holdings Inc., 2.70%, 03/13/23	500	485
Aflac Inc., 3.63%, 06/15/23	200	202
Agricultural Bank of China Ltd., 2.75%, 05/21/20	350	348
Alexandria Real Estate Equities Inc., 4.50%, 07/30/29	250	250
American Express Co.
6.15%, 08/28/17	450	492
7.00%, 03/19/18	480	544
American Express Credit Corp., 2.25%, 08/15/19	300	300
American International Group Inc.
5.85%, 01/16/18	150	165
6.40%, 12/15/20	195	231
4.88%, 06/01/22	200	219
4.13%, 02/15/24	150	155
4.50%, 07/16/44	150	142
4.38%, 01/15/55	250	222
American Tower Corp.
2.80%, 06/01/20	350	345
3.50%, 01/31/23	500	480
Anheuser-Busch InBev Finance Inc., 1.25%, 01/17/18	300	299
Aon Plc, 4.45%, 05/24/43	300	277
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	150	153
Associated Banc-Corp., 4.25%, 01/15/25 (e)	200	197
Assurant Inc., 6.75%, 02/15/34	100	117
Australia & New Zealand Banking Group Ltd.
1.25%, 01/10/17	300	301
1.25%, 06/13/17	300	300
AvalonBay Communities Inc.
3.63%, 10/01/20	200	208
2.85%, 03/15/23	200	193
AXA SA, 8.60%, 12/15/30	100	134
Bank of America Corp.
6.50%, 08/01/16	400	422
5.63%, 10/14/16	250	263
1.35%, 11/21/16	400	400
1.70%, 08/25/17	450	451
5.65%, 05/01/18	500	549
2.60%, 01/15/19	400	404
5.49%, 03/15/19	200	219
2.25%, 04/21/20	120	118
5.00%, 05/13/21	400	439
4.00%, 04/01/24	200	203
4.20%, 08/26/24	750	747
4.00%, 01/22/25	250	243
5.88%, 02/07/42	300	345
Bank of America NA, 6.00%, 10/15/36	250	296
Bank of Montreal
2.50%, 01/11/17	500	511
1.40%, 04/10/18	500	496
Bank of Nova Scotia, 1.30%, 07/21/17	500	500
Bank One Corp., 8.00%, 04/29/27	200	266
Barclays Bank Plc, 5.13%, 01/08/20	500	556
Barclays Plc, 3.65%, 03/16/25	400	378
BB&T Corp., 1.60%, 08/15/17	500	502
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	300	303
4.25%, 01/15/21 (e)	300	327
4.30%, 05/15/43 (e)	200	193
BioMed Realty LP, 2.63%, 05/01/19	200	199
BlackRock Inc., 3.38%, 06/01/22	200	206
BNP Paribas SA
2.70%, 08/20/18	500	511
2.38%, 05/21/20	350	346
5.00%, 01/15/21	400	442
4.25%, 10/15/24	500	495
Boston Properties LP, 3.80%, 02/01/24 (e)	250	253
BPCE SA
1.61%, 07/25/17	200	200
4.00%, 04/15/24	200	202
Brandywine Operating Partnership LP, 3.95%, 02/15/23	250	248
Brookfield Asset Management Inc., 4.00%, 01/15/25	250	247
Capital One Bank USA NA, 2.30%, 06/05/19	500	496
Capital One Financial Corp., 3.50%, 06/15/23	550	541
Caterpillar Financial Services Corp.
1.63%, 06/01/17	400	404
7.15%, 02/15/19	200	235
CBL & Associates LP, 5.25%, 12/01/23	200	205
CBRE Services Inc., 5.00%, 03/15/23	100	101
Charles Schwab Corp., 2.20%, 07/25/18	250	254
Cincinnati Financial Corp., 6.13%, 11/01/34	100	115
Citigroup Inc.
1.55%, 08/14/17	350	349
6.00%, 08/15/17	250	272
1.70%, 04/27/18	500	497
8.50%, 05/22/19	300	366
2.40%, 02/18/20 (e)	350	346
5.38%, 08/09/20	300	335
4.50%, 01/14/22	500	536
4.05%, 07/30/22	400	409
5.50%, 09/13/25	300	324
5.88%, 01/30/42	489	570
Citizens Bank NA, 2.45%, 12/04/19	500	496
CME Group Inc., 3.00%, 03/15/25	200	194
CNA Financial Corp., 5.75%, 08/15/21	200	226
Comerica Inc., 2.13%, 05/23/19	150	149

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Commonwealth Bank of Australia, 1.40%, 09/08/17	300	301
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/17	250	258
2.25%, 01/14/19	500	503
4.50%, 01/11/21	500	545
Council Of Europe Development Bank, 1.50%, 02/22/17	500	506
Credit Suisse, 3.63%, 09/09/24	500	497
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20 (r)	1,000	987
4.88%, 05/15/45 (r)	250	240
DDR Corp., 4.63%, 07/15/22	300	315
Deutsche Bank AG
6.00%, 09/01/17	500	544
1.88%, 02/13/18	250	249
Discover Bank
7.00%, 04/15/20	300	349
4.25%, 03/13/26	200	197
Duke Realty LP, 3.88%, 10/15/22	200	202
EPR Properties, 4.50%, 04/01/25	200	196
ERP Operating LP
5.75%, 06/15/17	150	162
2.38%, 07/01/19	300	301
Essex Portfolio LP, 3.88%, 05/01/24	200	202
European Bank for Reconstruction & Development
1.00%, 02/16/17	200	201
1.75%, 06/14/19	500	503
Export-Import Bank of Korea
4.00%, 01/11/17	300	312
2.38%, 08/12/19	200	201
2.25%, 01/21/20	350	346
Federal Realty Investment Trust, 4.50%, 12/01/44	100	97
Fifth Third Bancorp, 8.25%, 03/01/38	300	431
First Republic Bank, 2.38%, 06/17/19	300	299
Ford Motor Credit Co. LLC
4.25%, 02/03/17	300	312
5.00%, 05/15/18	300	322
FS Investment Corp., 4.00%, 07/15/19	250	254
General Electric Capital Corp.
1.25%, 05/15/17	500	501
5.63%, 09/15/17	350	381
5.50%, 01/08/20	700	793
2.20%, 01/09/20	250	250
4.38%, 09/16/20	550	598
3.45%, 05/15/24	350	354
6.88%, 01/10/39	600	803
6.37%, 11/15/67 (i)	300	323
General Motors Financial Co. Inc.
2.63%, 07/10/17	200	202
4.38%, 09/25/21	380	394
4.00%, 01/15/25	200	197
Goldman Sachs Group Inc.
5.75%, 10/01/16	250	264
6.25%, 09/01/17	500	547
5.95%, 01/18/18	300	330
6.15%, 04/01/18	300	333
2.55%, 10/23/19	250	250
5.38%, 03/15/20	400	445
2.60%, 04/23/20 (e)	250	249
5.25%, 07/27/21	500	555
6.75%, 10/01/37	650	761
6.25%, 02/01/41	400	472
Hartford Financial Services Group Inc.
5.38%, 03/15/17	200	213
6.10%, 10/01/41	75	89
HCP Inc.
6.00%, 01/30/17	150	160
5.38%, 02/01/21	300	331
Health Care REIT Inc., 6.13%, 04/15/20	400	457
Hospitality Properties Trust, 5.63%, 03/15/17	250	264
HSBC Finance Corp., 6.68%, 01/15/21	300	347
HSBC Holdings Plc
5.10%, 04/05/21	250	278
4.25%, 03/14/24	150	151
7.63%, 05/17/32	650	823
6.10%, 01/14/42	300	364
HSBC USA Inc., 1.50%, 11/13/17	250	249
Intercontinental Exchange Group Inc., 4.00%, 10/15/23	300	312
International Finance Corp., 2.13%, 11/17/17	500	514
Intesa Sanpaolo SpA, 3.88%, 01/15/19	300	308
Jefferies Group Inc., 5.13%, 04/13/18	250	265
John Deere Capital Corp.
1.20%, 10/10/17	250	250
1.35%, 01/16/18	300	301
2.05%, 03/10/20 (e)	200	198
JPMorgan Chase & Co.
1.35%, 02/15/17	500	500
6.00%, 01/15/18	750	826
6.30%, 04/23/19	500	572
4.40%, 07/22/20	600	646
3.20%, 01/25/23	500	493
3.63%, 05/13/24	250	249
3.13%, 01/23/25	305	291
5.60%, 07/15/41	500	565
JPMorgan Chase Bank NA, 6.00%, 10/01/17	500	545
KeyCorp, 2.30%, 12/13/18	400	403
Korea Finance Corp., 2.88%, 08/22/18	250	257
Landwirtschaftliche Rentenbank, 5.13%, 02/01/17	500	534
Liberty Property LP, 3.75%, 04/01/25	200	193
Lincoln National Corp., 4.00%, 09/01/23	500	513
Lloyds Bank Plc
1.75%, 03/16/18	200	200
1.75%, 05/14/18	400	399
6.38%, 01/21/21	200	235
Manufacturers & Traders Trust Co., 2.10%, 02/06/20	350	345
Markel Corp., 5.00%, 03/30/43	150	147
Marsh & McLennan Cos. Inc., 2.35%, 09/10/19	250	251
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	550	621
MetLife Inc.
7.72%, 02/15/19 (e)	500	596
3.60%, 04/10/24	250	252
5.70%, 06/15/35	100	116
6.40%, 12/15/36	100	110
5.88%, 02/06/41	300	352
Mid-America Apartments LP, 4.30%, 10/15/23	200	207
Moody’s Corp., 2.75%, 07/15/19	350	353
Morgan Stanley
5.75%, 10/18/16	410	433
6.63%, 04/01/18	500	561
2.80%, 06/16/20	200	200
5.75%, 01/25/21	400	454
3.75%, 02/25/23	300	304
3.70%, 10/23/24	100	99
6.25%, 08/09/26	200	239
4.35%, 09/08/26	650	638
6.38%, 07/24/42	300	368
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	254
2.00%, 01/27/20	250	246

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Nomura Holdings Inc, 6.70%, 03/04/20	400	469
Northern Trust Corp., 3.95%, 10/30/25	250	258
Oesterreichische Kontrollbank AG, 1.38%, 02/10/20	250	246
Omega Healthcare Investors Inc., 4.95%, 04/01/24	250	255
PartnerRe Finance B LLC, 5.50%, 06/01/20	90	100
PNC Bank NA, 4.20%, 11/01/25	300	314
PNC Funding Corp., 6.70%, 06/10/19	500	583
Progressive Corp., 4.35%, 04/25/44	200	198
Prudential Financial Inc.
3.50%, 05/15/24	500	494
5.75%, 07/15/33	150	168
5.40%, 06/13/35	100	107
4.60%, 05/15/44	150	145
Realty Income Corp., 4.13%, 10/15/26	250	251
Royal Bank of Canada
1.25%, 06/16/17	300	301
2.15%, 03/15/19 (e)	250	251
Royal Bank of Scotland Plc
6.40%, 10/21/19	200	223
6.13%, 01/11/21	300	344
Shell International Finance BV
3.25%, 05/11/25	230	227
4.13%, 05/11/35	110	107
4.38%, 05/11/45	260	256
Simon Property Group LP
3.38%, 03/15/22	400	406
6.75%, 02/01/40	100	128
State Street Corp., 3.10%, 05/15/23	500	489
Sumitomo Mitsui Banking Corp.
1.75%, 01/16/18	250	251
3.40%, 07/11/24	500	500
SunTrust Bank, 1.35%, 02/15/17	500	500
SunTrust Banks Inc., 2.35%, 11/01/18	500	503
Svensk Exportkredit AB, 1.88%, 06/17/19	250	253
Svenska Handelsbanken AB, 2.25%, 06/17/19	300	301
Synchrony Financial, 4.25%, 08/15/24	250	251
TD Ameritrade Holding Corp., 2.95%, 04/01/22	200	198
Toronto-Dominion Bank, 1.63%, 03/13/18	500	502
Toyota Motor Credit Corp.
1.13%, 05/16/17	250	251
2.13%, 07/18/19	200	201
4.25%, 01/11/21	400	436
Travelers Property Casualty Corp., 6.38%, 03/15/33	200	253
Trinity Acquisition Plc, 4.63%, 08/15/23	350	360
U.S. Bancorp
4.13%, 05/24/21	400	433
2.95%, 07/15/22	400	393
U.S. Bank NA, 1.10%, 01/30/17	200	200
UBS AG
5.88%, 07/15/16	250	261
5.88%, 12/20/17	146	161
4.88%, 08/04/20	391	432
Union Bank NA, 5.95%, 05/11/16	500	521
Ventas Realty LP
4.00%, 04/30/19	250	264
3.50%, 02/01/25	250	239
Wachovia Bank NA, 6.00%, 11/15/17	250	275
Weingarten Realty Investors, 3.38%, 10/15/22	100	97
Wells Fargo & Co.
1.25%, 07/20/16	690	693
1.50%, 01/16/18	500	499
4.60%, 04/01/21	500	547
3.50%, 03/08/22	500	514
3.00%, 02/19/25	140	134
4.10%, 06/03/26	200	201
5.38%, 02/07/35	250	280
5.38%, 11/02/43	250	266
5.61%, 01/15/44	750	820
Westpac Banking Corp.
1.20%, 05/19/17 (e)	250	251
1.50%, 12/01/17	200	200
4.88%, 11/19/19	400	443
Weyerhaeuser Co., 7.38%, 03/15/32	200	250
XLIT Ltd., 6.38%, 11/15/24	200	235
		86,036
HEALTH CARE - 2.4%
Abbott Laboratories, 5.13%, 04/01/19	250	278
AbbVie Inc.
2.00%, 11/06/18	400	400
2.90%, 11/06/22	400	387
3.60%, 05/14/25	140	138
4.50%, 05/14/35	180	176
4.70%, 05/14/45	260	256
Actavis Funding SCS, 2.45%, 06/15/19	300	299
Aetna Inc.
1.50%, 11/15/17	200	200
3.50%, 11/15/24	200	196
6.63%, 06/15/36	150	184
4.13%, 11/15/42	200	177
Agilent Technologies Inc., 5.00%, 07/15/20	200	219
AmerisourceBergen Corp., 1.15%, 05/15/17	250	249
Amgen Inc.
1.25%, 05/22/17	250	250
5.85%, 06/01/17	300	325
3.63%, 05/22/24	250	248
5.15%, 11/15/41	400	409
Anthem Inc., 3.50%, 08/15/24	500	480
AstraZeneca Plc
5.90%, 09/15/17	250	275
6.45%, 09/15/37	250	319
Baxalta Inc., 4.00%, 06/23/25 (r)	250	248
Baxter International Inc.
4.25%, 03/15/20	200	214
4.50%, 06/15/43 (e)	250	249
Becton Dickinson and Co.
1.80%, 12/15/17	350	350
3.25%, 11/12/20	850	872
Bristol-Myers Squibb Co., 2.00%, 08/01/22	300	285
Cardinal Health Inc., 1.70%, 03/15/18	400	398
Celgene Corp.
3.95%, 10/15/20	300	318
4.63%, 05/15/44	250	238
Cigna Corp., 4.00%, 02/15/22	500	515
Covidien International Finance SA, 6.00%, 10/15/17	300	330
Dignity Health, 3.81%, 11/01/24	300	307
Eli Lilly & Co.
5.20%, 03/15/17	100	107
5.55%, 03/15/37	100	119
Express Scripts Holding Co., 3.50%, 06/15/24	300	293
Gilead Sciences Inc.
4.40%, 12/01/21	200	218
4.80%, 04/01/44	400	412
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	200	223
2.80%, 03/18/23	500	489
Howard Hughes Medical Institute, 3.50%, 09/01/23	250	257
Humana Inc., 4.95%, 10/01/44	200	195
Johnson & Johnson
5.95%, 08/15/37	250	315
4.50%, 12/05/43	100	106

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Laboratory Corp. of America Holdings, 2.20%, 08/23/17	250	253
McKesson Corp.
5.70%, 03/01/17	100	107
2.85%, 03/15/23	500	479
Medco Health Solutions Inc., 7.13%, 03/15/18 (l)	200	227
Medtronic Inc.
4.45%, 03/15/20	400	436
3.50%, 03/15/25 (r)	210	209
4.38%, 03/15/35 (r)	500	495
4.63%, 03/15/45 (r)	350	353
Memorial Sloan-Kettering Cancer Center, 4.20%, 07/01/55	250	225
Merck & Co. Inc.
2.35%, 02/10/22	250	242
2.40%, 09/15/22	400	384
3.60%, 09/15/42	200	177
3.70%, 02/10/45	250	222
Mylan Inc., 4.20%, 11/29/23	400	408
Novartis Capital Corp., 4.40%, 05/06/44	200	205
Novartis Securities Investment Ltd., 5.13%, 02/10/19	500	556
Pfizer Inc.
6.20%, 03/15/19	500	571
4.40%, 05/15/44	250	246
Pharmacia Corp., 6.60%, 12/01/28 (k)	50	64
Quest Diagnostics Inc.
4.70%, 04/01/21	200	216
3.50%, 03/30/25	300	284
St. Jude Medical Inc., 4.75%, 04/15/43	200	199
Stryker Corp., 4.10%, 04/01/43	200	183
Teva Pharmaceutical Finance LLC
2.25%, 03/18/20	200	196
6.15%, 02/01/36	8	9
Thermo Fisher Scientific Inc., 5.30%, 02/01/44	200	211
Trinity Health Corp., 4.13%, 12/01/45	250	230
UnitedHealth Group Inc.
1.40%, 10/15/17	750	751
6.00%, 02/15/18	150	167
4.70%, 02/15/21	400	441
5.80%, 03/15/36	150	174
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	200	201
3.80%, 11/18/24	200	195
4.50%, 11/18/34	200	187
Watson Pharmaceuticals Inc.
3.25%, 10/01/22	500	484
4.63%, 10/01/42	500	464
WellPoint Inc.
3.30%, 01/15/23	300	288
4.65%, 01/15/43	200	183
Wyeth LLC, 5.95%, 04/01/37	250	298
Zimmer Holdings Inc.
3.15%, 04/01/22	200	196
3.55%, 04/01/25	200	194
Zoetis Inc., 1.88%, 02/01/18	300	299
		24,432
INDUSTRIALS - 1.5%
3M Co.
2.00%, 06/26/22	250	241
5.70%, 03/15/37	150	181
Air Lease Corp, 3.38%, 01/15/19 (e)	400	408
Boeing Co., 4.88%, 02/15/20	500	564
Burlington Northern Santa Fe LLC
3.05%, 09/01/22	500	498
6.15%, 05/01/37	100	123
5.75%, 05/01/40	400	458
Canadian National Railway Co., 5.55%, 03/01/19	200	225
Caterpillar Inc.
3.90%, 05/27/21	300	320
4.30%, 05/15/44	300	294
CSX Corp.
7.38%, 02/01/19	300	351
3.70%, 11/01/23	200	205
5.50%, 04/15/41	205	227
3.95%, 05/01/50	300	261
Dover Corp., 5.38%, 03/01/41	150	169
Eaton Corp.
1.50%, 11/02/17	300	299
4.15%, 11/02/42	100	92
Emerson Electric Co.
2.63%, 12/01/21	350	349
2.63%, 02/15/23	360	351
FedEx Corp., 3.88%, 08/01/42	200	173
GATX Corp., 4.75%, 06/15/22	350	372
General Dynamics Corp., 2.25%, 07/15/16	500	508
General Electric Co.
5.25%, 12/06/17	600	653
2.70%, 10/09/22	250	244
Honeywell International Inc., 5.38%, 03/01/41	300	353
Ingersoll-Rand Global Holding Co. Ltd., 6.88%, 08/15/18	200	227
Koninklijke Philips Electronics NV, 5.75%, 03/11/18	350	384
L-3 Communications Corp., 4.95%, 02/15/21	500	533
Latam Airlines Pass-Through Trust, 4.20%, 11/15/27 (r)	350	346
Lockheed Martin Corp., 4.07%, 12/15/42	243	229
Massachusetts Institute of Technology, 4.68%, 07/01/14	250	250
Norfolk Southern Corp.
5.90%, 06/15/19	300	340
2.90%, 02/15/23	79	76
3.85%, 01/15/24	200	205
4.84%, 10/01/41	224	229
Northrop Grumman Corp.
4.75%, 06/01/43	155	156
3.85%, 04/15/45	250	220
Northrop Grumman Systems Corp., 5.05%, 08/01/19	210	232
Pitney Bowes Inc., 5.75%, 09/15/17	76	82
Precision Castparts Corp.
2.50%, 01/15/23	300	287
4.20%, 06/15/35	150	149
Raytheon Co., 3.13%, 10/15/20	500	518
Republic Services Inc., 6.20%, 03/01/40	300	355
Roper Industries Inc., 1.85%, 11/15/17	300	302
Ryder System Inc., 2.50%, 05/11/20	350	347
Stanley Black & Decker Inc., 3.40%, 12/01/21	150	153
Union Pacific Corp.
2.25%, 06/19/20	100	100
4.82%, 02/01/44	332	352
United Parcel Service Inc., 6.20%, 01/15/38	350	436
United Technologies Corp.
1.80%, 06/01/17	300	304
6.70%, 08/01/28	50	64
5.70%, 04/15/40	500	582
Waste Management Inc.
6.10%, 03/15/18	200	223
2.90%, 09/15/22	200	196
WW Grainger Inc., 4.60%, 06/15/45	200	199
		15,995

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
INFORMATION TECHNOLOGY - 1.6%
Alibaba Group Holding Ltd., 4.50%, 11/28/34 (e) (r)	300	287
Apple Inc.
1.05%, 05/05/17	250	251
0.90%, 05/12/17	200	200
2.85%, 05/06/21	300	304
2.40%, 05/03/23	650	621
3.45%, 05/06/24	400	407
4.38%, 05/13/45	400	393
Baidu Inc., 2.75%, 06/09/19	400	400
CA Inc., 4.50%, 08/15/23	400	416
Cisco Systems Inc.
1.65%, 06/15/18	100	100
4.45%, 01/15/20	300	328
3.00%, 06/15/22	100	99
3.50%, 06/15/25	100	101
5.90%, 02/15/39	250	298
Computer Sciences Corp., 4.45%, 09/15/22	300	308
Corning Inc., 5.75%, 08/15/40	95	109
eBay Inc., 1.35%, 07/15/17	200	200
EMC Corp., 1.88%, 06/01/18	500	501
Fidelity National Information Services Inc., 3.50%, 04/15/23	200	194
Harris Corp.
4.40%, 12/15/20	250	268
3.83%, 04/28/25	250	243
5.05%, 04/27/45	250	237
Hewlett-Packard Co.
3.00%, 09/15/16	500	510
4.30%, 06/01/21	200	208
4.05%, 09/15/22 (e)	300	304
Intel Corp.
2.70%, 12/15/22	200	195
4.25%, 12/15/42	400	374
International Business Machines Corp.
5.70%, 09/14/17	600	658
1.13%, 02/06/18	350	348
1.63%, 05/15/20	300	291
7.00%, 10/30/25	200	258
4.00%, 06/20/42	200	180
Jabil Circuit Inc., 4.70%, 09/15/22	300	303
Juniper Networks Inc., 4.35%, 06/15/25 (e)	200	200
Keysight Technologies Inc., 4.55%, 10/30/24 (r)	300	289
MasterCard Inc., 2.00%, 04/01/19	300	301
Microsoft Corp.
0.88%, 11/15/17 (e)	500	499
3.00%, 10/01/20 (e)	300	312
2.38%, 02/12/22	200	196
3.50%, 02/12/35	100	91
5.30%, 02/08/41	200	225
Motorola Solutions Inc., 3.50%, 09/01/21	300	298
Oracle Corp.
5.75%, 04/15/18	350	389
2.25%, 10/08/19	300	302
3.88%, 07/15/20	300	322
3.63%, 07/15/23	400	411
3.90%, 05/15/35	350	324
4.50%, 07/08/44	200	198
4.38%, 05/15/55	160	149
QUALCOMM Inc.
2.25%, 05/20/20	200	199
3.45%, 05/20/25	150	146
4.65%, 05/20/35	60	58
4.80%, 05/20/45	90	86
Seagate HDD Cayman, 5.75%, 12/01/34 (r)	250	245
Texas Instruments Inc., 1.65%, 08/03/19	200	197
Western Union Co., 5.25%, 04/01/20	200	218
Xerox Corp., 6.35%, 05/15/18	500	557
		16,106
MATERIALS - 1.1%
Airgas Inc., 2.38%, 02/15/20	250	247
Albemarle Corp., 5.45%, 12/01/44	150	150
Barrick Gold Corp.
6.95%, 04/01/19 (e)	200	231
5.95%, 10/15/39	300	287
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	500	504
5.40%, 03/29/17	200	215
4.13%, 02/24/42	250	231
CF Industries Inc, 3.45%, 06/01/23	250	242
Dow Chemical Co.
8.55%, 05/15/19 (l)	97	118
5.25%, 11/15/41	200	203
4.63%, 10/01/44	250	233
E.I. du Pont de Nemours & Co.
4.25%, 04/01/21	300	325
4.90%, 01/15/41	150	158
Eastman Chemical Co.
3.80%, 03/15/25	250	249
4.65%, 10/15/44	200	189
Ecolab Inc., 5.50%, 12/08/41	150	163
Freeport-McMoRan Copper & Gold Inc.
3.55%, 03/01/22	500	462
5.45%, 03/15/43	200	166
Goldcorp Inc., 3.63%, 06/09/21	300	298
International Paper Co., 8.70%, 06/15/38 (l)	150	205
LYB International Finance BV, 5.25%, 07/15/43	750	761
LyondellBasell Industries NV, 5.00%, 04/15/19	250	271
MeadWestvaco Corp., 7.38%, 09/01/19	250	293
Methanex Corp., 3.25%, 12/15/19	200	201
Monsanto Co., 3.60%, 07/15/42	300	237
Newmont Mining Corp.
3.50%, 03/15/22 (e)	500	477
5.88%, 04/01/35	50	49
Nucor Corp., 6.40%, 12/01/37	200	233
Packaging Corp. of America, 4.50%, 11/01/23	200	206
Plum Creek Timberlands LP, 4.70%, 03/15/21	200	214
Praxair Inc.
2.20%, 08/15/22	300	285
2.65%, 02/05/25	400	382
Rio Tinto Alcan Inc., 5.75%, 06/01/35	250	275
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25	250	246
Rio Tinto Finance USA Plc
2.00%, 03/22/17	300	303
3.50%, 03/22/22	500	504
Rockwood Specialties Group Inc., 4.63%, 10/15/20	150	156
RPM International Inc., 6.13%, 10/15/19	200	225
Sigma-Aldrich Corp., 3.38%, 11/01/20	230	239
Southern Copper Corp., 7.50%, 07/27/35	150	168
Teck Resources Ltd.
3.00%, 03/01/19 (e)	400	385
4.50%, 01/15/21	250	240
Vale Overseas Ltd.
6.25%, 01/23/17	150	159
6.88%, 11/21/36	400	386
		11,771
TELECOMMUNICATION SERVICES - 1.3%
America Movil SAB de CV
2.38%, 09/08/16	500	506
6.38%, 03/01/35	200	233
4.38%, 07/16/42	200	186

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
AT&T Inc.
2.40%, 08/15/16	600	608
2.30%, 03/11/19 (e)	500	500
2.45%, 06/30/20	150	147
3.00%, 06/30/22	150	145
3.40%, 05/15/25	200	190
4.50%, 05/15/35	100	92
6.50%, 09/01/37	500	564
4.35%, 06/15/45	500	427
4.75%, 05/15/46	200	181
British Telecommunications Plc, 9.63%, 12/15/30 (k)	250	370
Deutsche Telekom International Finance BV, 8.75%, 06/15/30 (k)	300	421
Embarq Corp., 8.00%, 06/01/36	200	222
France Telecom SA, 5.38%, 01/13/42	100	102
GTE Corp.
6.84%, 04/15/18	250	284
6.94%, 04/15/28	50	60
Orange SA, 2.75%, 02/06/19	250	253
Pacific Bell Telephone Co., 7.13%, 03/15/26	500	610
Qwest Corp., 7.25%, 09/15/25	110	125
Rogers Communications Inc., 6.80%, 08/15/18	500	571
Telefonica Emisiones SAU, 5.13%, 04/27/20	350	383
Telefonica Europe BV, 8.25%, 09/15/30	200	268
Verizon Communications Inc.
1.35%, 06/09/17	500	499
4.50%, 09/15/20	100	108
3.45%, 03/15/21	500	509
2.45%, 11/01/22	500	469
5.15%, 09/15/23	250	274
6.40%, 09/15/33	350	400
6.90%, 04/15/38	300	358
6.00%, 04/01/41	600	658
6.55%, 09/15/43	600	701
5.01%, 08/21/54	300	274
4.67%, 03/15/55 (r)	500	433
Verizon Florida LLC, 6.86%, 02/01/28 (e)	200	212
Vodafone Group Plc
1.50%, 02/19/18	400	393
7.88%, 02/15/30	200	248
		12,984
UTILITIES - 1.8%
Alabama Power Co.
2.80%, 04/01/25	350	335
6.00%, 03/01/39	250	303
Ameren Illinois Co., 3.25%, 03/01/25	250	249
Appalachian Power Co., 6.70%, 08/15/37	200	248
Arizona Public Service Co.
3.35%, 06/15/24	100	100
4.50%, 04/01/42	100	100
Atmos Energy Corp., 4.13%, 10/15/44	300	285
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	250	272
Connecticut Light & Power Co., 5.50%, 02/01/19	360	403
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	300	342
5.70%, 06/15/40	100	115
Consumers Energy Co., 3.13%, 08/31/24	250	248
Detroit Edison Co., 5.60%, 06/15/18	250	278
Dominion Gas Holdings LLC, 3.55%, 11/01/23	200	203
Dominion Resources Inc.
2.50%, 12/01/19	200	200
4.45%, 03/15/21	200	214
7.00%, 06/15/38	200	248
DTE Electric Co., 3.38%, 03/01/25	200	202
Duke Energy Carolinas LLC
7.00%, 11/15/18	100	118
5.30%, 02/15/40	300	340
Duke Energy Indiana Inc., 6.12%, 10/15/35	250	298
Entergy Arkansas Inc., 3.75%, 02/15/21	400	422
Exelon Corp.
2.85%, 06/15/20	320	321
3.95%, 06/15/25	150	151
4.95%, 06/15/35	250	252
Exelon Generation Co. LLC, 6.20%, 10/01/17	200	219
First Energy Solutions Corp., 6.80%, 08/15/39	200	206
Florida Power & Light Co.
5.63%, 04/01/34	100	118
5.13%, 06/01/41	200	222
Florida Power Corp., 4.55%, 04/01/20	300	329
Georgia Power Co., 4.25%, 12/01/19	300	327
Great Plains Energy Inc., 4.85%, 06/01/21	250	274
Hydro Quebec, 9.40%, 02/01/21	250	333
Iberdrola International BV, 6.75%, 07/15/36	150	183
Interstate Power & Light Co., 3.25%, 12/01/24	300	301
Kentucky Utilities Co., 5.13%, 11/01/40	300	334
LG&E and KU Energy LLC, 3.75%, 11/15/20	300	313
MidAmerican Energy Co.
3.50%, 10/15/24	200	204
6.75%, 12/30/31	50	65
MidAmerican Energy Holdings Co., 6.50%, 09/15/37	500	612
NextEra Energy Capital Holdings Inc.
6.00%, 03/01/19	100	112
2.40%, 09/15/19	300	299
NiSource Finance Corp., 5.95%, 06/15/41	250	290
Northern States Power Co.
5.25%, 03/01/18	350	383
2.15%, 08/15/22	200	191
4.13%, 05/15/44	500	489
NorthWestern Corp., 4.18%, 11/15/44	150	147
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	150	184
5.25%, 09/30/40	200	221
Pacific Gas & Electric Co.
6.05%, 03/01/34	200	240
4.45%, 04/15/42	400	390
PacifiCorp
2.95%, 06/01/23	300	297
6.25%, 10/15/37	200	249
PECO Energy Co., 4.15%, 10/01/44	250	242
Piedmont Natural Gas Co. Inc., 4.10%, 09/18/34	250	246
Progress Energy Inc., 7.75%, 03/01/31	300	404
PSEG Power LLC
2.75%, 09/15/16	250	255
8.63%, 04/15/31	75	103
Public Service Electric & Gas Co., 5.50%, 03/01/40	200	233
Puget Sound Energy Inc., 5.76%, 10/01/39	200	237
San Diego Gas & Electric Co., 5.35%, 05/15/40	200	236
Sempra Energy, 9.80%, 02/15/19	300	377
South Carolina Electric & Gas Co., 4.50%, 06/01/64	100	91
Southern California Edison Co.
6.00%, 01/15/34	75	91
4.05%, 03/15/42	200	191
Southern California Gas Co., 4.45%, 03/15/44	150	155
Teco Finance Inc., 5.15%, 03/15/20	200	223
Union Electric Co.
6.40%, 06/15/17	100	110
3.65%, 04/15/45	350	312
Virginia Electric & Power Co., 5.95%, 09/15/17	250	275

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Virginia Electric & Power Co.
6.00%, 05/15/37	200	242
4.45%, 02/15/44	100	100
Wisconsin Energy Corp.
2.45%, 06/15/20	200	199
3.55%, 06/15/25	60	60
Wisconsin Power & Light Co., 4.10%, 10/15/44	150	145
		18,306
Total Corporate Bonds and Notes (cost $252,109)		254,778

GOVERNMENT AND AGENCY OBLIGATIONS - 72.3%
GOVERNMENT SECURITIES - 42.7%
Federal Farm Credit Bank - 0.0% (w)
Federal Farm Credit Bank, 0.54%, 11/07/16	450	450
Federal Home Loan Bank - 0.5% (w)
Federal Home Loan Bank
4.75%, 12/16/16	300	318
4.88%, 05/17/17	900	970
1.00%, 06/21/17	800	804
0.75%, 09/08/17	600	598
5.00%, 11/17/17	355	389
2.00%, 09/14/18	655	670
1.63%, 06/14/19	250	251
4.13%, 03/13/20	450	499
5.50%, 07/15/36	400	516
		5,015
Federal Home Loan Mortgage Corp. - 0.9% (w)
Federal Home Loan Mortgage Corp.
5.13%, 10/18/16	620	658
0.88%, 02/22/17 - 03/07/18	1,550	1,550
1.25%, 05/12/17 - 08/01/19	500	500
5.50%, 08/23/17 (e)	350	385
5.13%, 11/17/17 (e)	800	880
1.03%, 11/28/17	500	499
1.20%, 06/12/18	350	349
3.75%, 03/27/19	480	521
1.75%, 05/30/19	750	758
1.40%, 08/22/19	500	498
1.38%, 05/01/20	800	788
2.38%, 01/13/22	500	506
3.06%, 06/14/28	120	116
6.75%, 09/15/29 - 03/15/31	180	258
6.25%, 07/15/32	600	829
		9,095
Federal National Mortgage Association - 1.1% (w)
Federal National Mortgage Association
1.25%, 01/30/17	1,000	1,010
0.00%,06/01/17 (j)	85	84
0.95%, 08/23/17	1,000	1,000
1.07%, 09/27/17	750	751
0.88%, 10/26/17	550	550
1.00%, 12/28/17 - 04/30/18	2,335	2,323
1.13%, 03/28/18	415	414
0.88%, 05/21/18 (e)	1,000	994
1.75%, 09/12/19	700	705
0.00%, 10/09/19 (j)	680	621
1.55%, 10/29/19	250	247
2.63%, 09/06/24	500	499
7.25%, 05/15/30	540	804
6.63%, 11/15/30	631	890
6.00%, 04/18/36	300	313
		11,205
Municipals - 0.9%
American Municipal Power-Ohio Inc., 7.50%, 02/15/50	200	272
Bay Area Toll Authority, 6.26%, 04/01/49	200	259
Chicago Transit Authority, 6.90%, 12/01/40	200	230
City of Houston TX Utility System Revenue, 3.83%, 05/15/28	250	258
City of New York, 5.97%, 03/01/36	200	245
City of San Francisco Public Utilities Commission, 6.00%, 11/01/40	200	244
Commonwealth of Massachusetts, 4.91%, 05/01/29	300	336
Cook County, Illinois, 6.23%, 11/15/34	100	101
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	200	252
Dallas County Hospital District, 5.62%, 08/15/44	300	364
Dallas Independent School District (insured by Texas Permanent School Fund), 6.45%, 02/15/35	300	351
Florida Hurricane Catastrophe Fund Finance Corp., 2.11%, 07/01/18	400	402
Los Angeles Department of Water & Power, 5.72%, 07/01/39	245	293
Los Angeles Unified School District, 5.76%, 07/01/29	200	233
Metropolitan Transportation Authority, 6.65%, 11/15/39	290	375
Municipal Electric Authority of Georgia, 7.06%, 04/01/57	200	220
New Jersey Economic Development Authority (insured by National Public Finance Guarantee Corp.), 7.43%, 02/15/29	200	229
New Jersey State Turnpike Authority, 7.10%, 01/01/41	250	338
New York City Municipal Water Finance Authority, 6.01%, 06/15/42	235	303
Ohio State University, College & University Revenue, 4.91%, 06/01/40	200	227
Port Authority of New York & New Jersey, GO
6.04%, 12/01/29	200	246
4.46%, 10/01/62	300	295
San Diego County Water Authority Financing Corp., 6.14%, 05/01/49	260	328
State of California
5.75%, 03/01/17	250	269
7.30%, 10/01/39	150	212
7.60%, 11/01/40	400	585
State of Connecticut, 5.09%, 10/01/30	250	274
State of Georgia, 4.50%, 11/01/25	300	328
State of Illinois, 5.10%, 06/01/33	300	280
State of Illinois, Transit Improvements, 7.35%, 07/01/35	400	443
State of Texas, 5.52%, 04/01/39	200	249
University of California, 1.80%, 07/01/19	250	247
		9,288
Sovereign - 4.1%
African Development Bank
1.25%, 09/02/16	250	252
0.75%, 10/18/16	130	130
Asian Development Bank
1.13%, 03/15/17	500	503
5.59%, 07/16/18	400	447
2.13%, 03/19/25	200	193
6.38%, 10/01/28	210	277
Brazil Government International Bond
6.00%, 01/17/17	300	320
8.88%, 04/15/24	200	263
10.13%, 05/15/27 (e)	535	789
7.13%, 01/20/37	300	339
Canada Government International Bond, 1.63%, 02/27/19	200	202

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Chile Government International Bond, 3.88%, 08/05/20 (e)	300	325
Colombia Government International Bond
8.13%, 05/21/24	400	513
7.38%, 09/18/37	400	493
5.63%, 02/26/44	200	203
European Investment Bank
2.13%, 07/15/16	500	508
1.75%, 03/15/17	500	509
5.13%, 05/30/17	500	541
1.00%, 08/17/17 - 06/15/18	1,200	1,197
1.13%, 08/15/18	1,000	996
1.88%, 03/15/19 - 02/10/25	1,000	976
1.38%, 06/15/20 (e)	340	332
4.00%, 02/16/21	500	553
2.50%, 04/15/21	400	410
Export Development Canada, 1.75%, 08/19/19	500	503
Federal Republic of Brazil, 12.25%, 03/06/30	220	379
FMS Wertmanagement AoeR, 1.75%, 03/17/20	300	300
Inter-American Development Bank
1.13%, 03/15/17	1,000	1,007
1.25%, 01/16/18	300	302
3.88%, 02/14/20	700	768
2.13%, 01/15/25	500	485
4.38%, 01/24/44	100	115
International Bank for Reconstruction & Development
0.75%, 12/15/16	250	250
1.13%, 07/18/17	500	504
1.38%, 04/10/18	750	758
1.88%, 10/07/19 (e)	300	304
1.63%, 02/10/22	350	339
7.63%, 01/19/23	300	411
Israel Government AID Bond, 5.50%, 04/26/24	142	173
Israel Government International Bond, 4.00%, 06/30/22 (e)	500	535
Italy Government International Bond
6.88%, 09/27/23	450	558
5.38%, 06/15/33	200	223
Japan Bank for International Cooperation
1.13%, 07/19/17	500	501
2.13%, 02/10/25	250	239
Japan Finance Organization for Municipalities, 4.00%, 01/13/21	300	328
Kreditanstalt fur Wiederaufbau
0.50%, 07/15/16	500	500
4.88%, 01/17/17	700	745
1.25%, 02/15/17	1,000	1,009
0.88%, 12/15/17	500	499
1.00%, 01/26/18	350	350
1.75%, 10/15/19	300	302
1.88%, 06/30/20	620	621
2.75%, 09/08/20	500	521
2.63%, 01/25/22	700	718
2.50%, 11/20/24	300	300
2.00%, 05/02/25 (e)	680	645
0.00%,06/29/37 (j)	300	145
Mexico Government International Bond
5.63%, 01/15/17 (e)	500	533
3.50%, 01/21/21	750	766
3.60%, 01/30/25	230	227
8.30%, 08/15/31 (e)	300	442
4.75%, 03/08/44	556	531
4.60%, 01/23/46	250	232
Nordic Investment Bank
5.00%, 02/01/17	300	320
1.13%, 03/19/18	200	200
Panama Government International Bond
5.20%, 01/30/20	200	220
6.70%, 01/26/36	400	494
Peru Government International Bond, 6.55%, 03/14/37 (e)	250	311
Philippine Government International Bond
6.50%, 01/20/20	400	474
4.20%, 01/21/24 (e)	500	545
9.50%, 02/02/30	400	647
Poland Government International Bond
5.00%, 03/23/22 (e)	500	554
3.00%, 03/17/23 (e)	500	491
Province of British Columbia, Canada
1.20%, 04/25/17	300	302
6.50%, 01/15/26	70	92
Province of Manitoba, Canada, 3.05%, 05/14/24 (e)	350	359
Province of Nova Scotia, Canada, 8.75%, 04/01/22	250	335
Province of Ontario, Canada
4.95%, 11/28/16	300	318
3.15%, 12/15/17	300	315
1.20%, 02/14/18	500	500
3.20%, 05/16/24	300	311
Province of Quebec, Canada
7.50%, 07/15/23	100	133
7.13%, 02/09/24	250	325
2.88%, 10/16/24	300	301
Republic of Korea, 5.63%, 11/03/25	250	308
South Africa Government International Bond
5.50%, 03/09/20	200	218
4.67%, 01/17/24 (e)	200	205
5.38%, 07/24/44 (e)	250	249
Svensk Exportkredit AB, 5.13%, 03/01/17	200	214
Tennessee Valley Authority
5.50%, 07/18/17	450	492
5.38%, 04/01/56	300	361
Turkey Government International Bond
7.00%, 09/26/16	300	321
3.25%, 03/23/23 (e)	900	837
4.25%, 04/14/26	500	477
8.00%, 02/14/34	400	516
4.88%, 04/16/43	300	273
6.63%, 02/17/45 (e)	200	229
Uruguay Government International Bond, 4.13%, 11/20/45	200	171
		41,757
U.S. Treasury Securities - 35.2%
U.S. Treasury Bond
7.50%, 11/15/16	190	208
8.75%, 05/15/17	634	730
8.13%, 08/15/19 (g)	1,000	1,269
8.50%, 02/15/20 (g)	1,000	1,310
8.13%, 08/15/21	800	1,088
8.00%, 11/15/21	610	832
7.25%, 08/15/22 (g)	1,000	1,349
6.25%, 08/15/23 - 05/15/30	1,510	2,068
6.88%, 08/15/25 (e)	870	1,229
5.50%, 08/15/28	600	796
5.25%, 11/15/28	500	651
5.38%, 02/15/31	820	1,100
4.50%, 02/15/36 - 08/15/39	1,720	2,147
3.50%, 02/15/39	1,080	1,159
4.25%, 05/15/39 - 11/15/40 (g)	2,944	3,544
4.38%, 11/15/39 - 05/15/41	3,333	4,092
3.88%, 08/15/40	1,000	1,137
4.75%, 02/15/41	1,615	2,095
3.75%, 08/15/41 - 11/15/43	4,043	4,524

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
3.13%, 02/15/42 - 08/15/44	4,904	4,891
3.00%, 05/15/42 - 05/15/45	4,220	4,110
2.75%, 08/15/42 - 11/15/42	2,618	2,426
2.88%, 05/15/43	2,000	1,897
3.63%, 08/15/43 - 02/15/44	4,815	5,271
3.38%, 05/15/44	2,940	3,073
2.50%, 02/15/45 (g)	2,090	1,831
U.S. Treasury Note
0.50%, 07/31/16 - 07/31/17	11,910	11,904
0.63%, 08/15/16 - 04/30/18	20,505	20,483
4.88%, 08/15/16	2,307	2,422
1.00%, 08/31/16 - 11/30/19	16,331	16,321
3.00%, 08/31/16 - 02/28/17	2,999	3,100
0.88%, 09/15/16 - 01/31/18	24,834	24,934
0.38%, 10/31/16	1,000	999
3.13%, 10/31/16 - 05/15/21	8,093	8,481
4.63%, 11/15/16 - 02/15/17	2,211	2,347
2.75%, 11/30/16 - 02/15/24	10,460	10,886
3.25%, 12/31/16 - 03/31/17	2,361	2,465
0.75%, 01/15/17 - 04/15/18	13,150	13,139
0.88%, 05/15/17 - 06/15/17 (g)	6,561	6,590
4.50%, 05/15/17	1,500	1,608
0.63%, 06/30/17 (g)	500	500
2.50%, 06/30/17 - 08/15/23	3,899	4,011
2.38%, 07/31/17 - 12/31/20	3,923	4,058
4.75%, 08/15/17 (e)	1,540	1,671
1.88%, 08/31/17 - 05/31/22	8,401	8,439
4.25%, 11/15/17	552	597
2.25%, 11/30/17 - 11/15/24	11,770	11,912
1.00%, 12/15/17 (g)	2,050	2,058
2.63%, 01/31/18 - 11/15/20	4,783	4,997
3.50%, 02/15/18 - 05/15/20	3,070	3,306
2.88%, 03/31/18	1,624	1,709
1.00%, 05/15/18 (e) (g)	650	650
3.88%, 05/15/18	1,100	1,190
1.13%, 06/15/18 (g)	500	502
1.38%, 06/30/18 - 05/31/20	16,159	16,165
4.00%, 08/15/18 (g)	1,270	1,386
1.50%, 08/31/18 - 11/30/19	15,919	16,016
1.25%, 10/31/18 - 02/29/20	8,157	8,134
1.75%, 10/31/18 - 05/15/23	15,465	15,265
3.75%, 11/15/18	1,500	1,628
1.63%, 03/31/19 - 11/15/22	11,505	11,523
1.13%, 05/31/19 - 04/30/20	5,010	4,921
1.63%, 07/31/19 - 06/30/20 (g)	4,700	4,719
3.63%, 08/15/19 - 02/15/21	7,315	7,982
3.38%, 11/15/19	2,570	2,772
1.25%, 01/31/20 (e)	2,000	1,972
1.50%, 05/31/20 (g)	1,860	1,848
2.00%, 07/31/20 - 02/15/25	21,052	20,972
2.13%, 01/31/21 - 12/31/21	10,230	10,340
2.13%, 06/30/22 - 05/15/25 (g)	3,220	3,191
2.50%, 05/15/24 (g)	3,580	3,637
2.38%, 08/15/24 (g)	3,335	3,348
		361,925
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 29.6%
Federal Home Loan Bank - 0.3%
Federal Home Loan Bank
0.63%, 11/23/16 - 05/30/17	1,800	1,801
0.88%, 05/24/17	500	502
2.88%, 09/13/24	300	302
		2,605
Federal Home Loan Mortgage Corp. - 8.3%
Federal Home Loan Mortgage Corp.
7.00%, 08/01/15 - 11/01/16	4	4
2.00%, 08/25/16 - 05/01/30	2,504	2,528
1.00%, 03/08/17	1,000	1,006
4.50%, 01/01/18 - 04/01/44	7,934	8,599
5.00%, 05/01/18 - 07/01/41	4,686	5,155
4.00%, 04/01/19 - 02/01/45	12,910	13,675
3.50%, 07/01/21 - 08/01/44	11,817	12,219
3.00%, 01/01/27 - 06/01/45	14,808	14,896
2.50%, 08/01/27 - 01/01/43	4,292	4,368
6.50%, 07/01/28 - 03/01/39	404	462
6.00%, 02/01/29 - 05/01/40	1,512	1,717
2.50%, 07/15/30, TBA (g)	1,350	1,363
3.00%, 07/15/30 - 07/15/45, TBA (g)	2,400	2,424
3.50%, 07/15/30 - 07/15/45, TBA (g)	6,550	6,725
5.50%, 10/01/32 - 02/01/40	2,675	3,001
6.25%, 01/01/37 (i)	14	15
4.00%, 07/15/45, TBA (g)	1,900	2,006
4.50%, 07/15/45, TBA (g)	200	216
REMIC, 3.40%, 07/25/19	610	637
REMIC, 2.08%, 12/25/19	352	357
REMIC, 4.19%, 12/25/20 (i)	600	659
REMIC, 3.87%, 04/25/21	1,000	1,083
REMIC, 2.87%, 12/25/21	360	370
REMIC, 3.02%, 02/25/23	272	284
REMIC, 3.31%, 05/25/23 (i)	550	573
REMIC, 3.06%, 07/25/23 (i)	500	512
		84,854
Federal National Mortgage Association - 13.0%
Federal National Mortgage Association
5.50%, 04/01/16 - 09/01/41	4,075	4,575
6.50%, 09/01/16 - 12/01/38	855	988
1.25%, 09/28/16	500	505
6.00%, 11/01/16 - 09/01/39	2,629	2,981
5.00%, 10/01/17 - 05/01/44	7,246	8,021
4.50%, 02/01/18 - 01/01/45	12,898	13,968
4.00%, 07/01/18 - 02/01/45	20,721	22,011
1.50%, 06/22/20 (e)	500	494
3.50%, 01/01/21 - 01/01/45	22,682	23,510
2.50%, 12/01/21 - 08/01/43	5,967	6,022
3.00%, 11/01/26 - 08/01/43	23,460	23,687
2.00%, 09/01/28 - 05/01/30	1,041	1,032
2.50%, 07/15/30 - 07/15/45, TBA (g)	2,800	2,824
3.00%, 07/15/30 - 07/15/45, TBA (g)	6,000	6,020
7.00%, 02/01/31 - 02/01/38	121	138
2.46%, 05/01/35 - 06/01/40 (i)	123	131
7.50%, 11/01/37	7	8
2.12%, 01/01/38 (i)	273	292
3.55%, 08/01/40 (i)	100	106
2.82%, 01/01/41 (i)	171	181
3.52%, 05/01/41 (i)	149	158
2.43%, 10/01/42 (i)	80	81
2.17%, 05/01/43 (i)	334	340
2.71%, 11/01/43 (i)	217	223
3.50%, 07/15/45 - 08/15/45, TBA (g)	8,350	8,586
4.00%, 07/15/45, TBA (g)	5,225	5,529
4.50%, 07/15/45, TBA (g)	200	216
REMIC, 2.59%, 04/25/23 (i)	655	653
REMIC, 3.46%, 01/25/24 (i)	400	417
		133,697
Government National Mortgage Association - 8.0%
Government National Mortgage Association
4.00%, 12/15/24 - 10/20/44	12,603	13,418
4.50%, 04/20/26 - 04/20/45	10,144	11,068
3.50%, 05/15/26 - 12/20/44	14,408	14,971
3.00%, 04/15/27 - 12/20/44	10,429	10,587
2.50%, 09/20/27 - 07/20/43	985	985
8.00%, 04/15/30	8	8
8.50%, 06/15/30 - 12/15/30	4	5
5.50%, 12/15/31 - 02/20/44	3,852	4,372

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
6.00%, 05/15/32 - 12/20/40	696	804
5.00%, 03/15/33 - 07/20/44	6,627	7,356
6.50%, 07/15/38	43	48
3.50%, 07/20/40 - 03/20/41 (i)	476	497
3.00%, 01/20/41 - 07/20/42 (i)	967	1,005
2.50%, 07/15/45, TBA (g)	100	96
3.00%, 07/15/45 - 08/15/45, TBA (g)	4,850	4,885
3.50%, 07/15/45 - 08/15/45, TBA (g)	8,500	8,804
4.00%, 07/15/45 - 07/15/45, TBA (g)	2,900	3,071
4.50%, 07/15/45 - 07/15/45, TBA (g)	600	648
		82,628
Total Government and Agency Obligations (cost $736,074)		742,519

SHORT TERM INVESTMENTS - 7.8%
Investment Companies - 5.4%
JNL Money Market Fund, 0.01% (a) (h)	55,599	55,599

Securities Lending Collateral - 2.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	24,207	24,207
Total Short Term Investments (cost $79,806)		79,806
Total Investments - 107.4% (cost $1,093,352)		1,102,647
Total Forward Sales Commitments - (0.3%) (proceeds $3,569)		(3,575)
Other Assets and Liabilities, Net - (7.1%)		(72,687)
Total Net Assets - 100.0%		$1,026,385

FORWARD SALES COMMITMENTS - 0.4%
GOVERNMENT AND AGENCY OBLIGATIONS - 0.4%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.4%
Federal Home Loan Mortgage Corp. - 0.1%
Federal Home Loan Mortgage Corp.
4.50%, 07/15/30, TBA (g)	$120	$125
5.00%, 07/15/30, TBA (g)	200	209
		334
Federal National Mortgage Association - 0.0%
Federal National Mortgage Association, 4.50%, 07/15/30, TBA (g)	100	104

Government National Mortgage Association - 0.3%
Government National Mortgage Association
5.00%, 07/15/45, TBA (g)	800	885
5.50%, 07/15/45, TBA (g)	2,000	2,252
		3,137
Total Forward Sales Commitments - 0.4% (proceeds $3,569)		$3,575

Portfolio Composition:	Percentage of Total Investments
Government Securities	39.9%
U.S. Government Agency MBS	27.3
Financials	7.8
Energy	3.0
Non-U.S. Government Agency ABS	2.3
Health Care	2.2
Consumer Discretionary	1.8
Utilities	1.7
Consumer Staples	1.5
Information Technology	1.5
Industrials	1.4
Telecommunication Services	1.2
Materials	1.1
Short Term Investments	7.3
Total Investments	100.0%

JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund

	Shares/Par (t)	Value
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 19.9%
American Public Education Inc. (c)	26	$664
Bed Bath & Beyond Inc. (c)	11	788
Best Buy Co. Inc.	23	762
Boyd Gaming Corp. (c)	64	957
Cablevision Systems Corp. - Class A	45	1,075
DeVry Education Group Inc.	24	728
DIRECTV (c)	10	951
Dollar General Corp.	13	1,026
Fossil Group Inc. (c)	9	635
Grand Canyon Education Inc. (c)	20	853
Group 1 Automotive Inc.	11	964
Harley-Davidson Inc.	14	803
Hibbett Sports Inc. (c) (e)	18	845
K12 Inc. (c)	54	678
Kohl’s Corp.	13	798
Lululemon Athletica Inc. (c)	14	891
Outerwall Inc.	14	1,043
PetMed Express Inc. (e)	57	989
Select Comfort Corp. (c)	28	833
Stage Stores Inc. (e)	42	741
Strayer Education Inc. (c)	14	599
Tenneco Inc. (c)	16	908
Toll Brothers Inc. (c)	24	926
Vera Bradley Inc. (c) (e)	45	512
WABCO Holdings Inc. (c)	9	1,081
Wolverine World Wide Inc.	32	909
Zumiez Inc. (c)	23	619
		22,578
CONSUMER STAPLES - 4.0%
Bunge Ltd.	10	859
Kroger Co.	12	905
Medifast Inc. (c)	28	890
PriceSmart Inc.	11	993
Sanderson Farms Inc. (e)	12	889
		4,536
ENERGY - 3.6%
Baker Hughes Inc.	14	887
Cameron International Corp. (c)	20	1,022
FMC Technologies Inc. (c)	22	899
Helix Energy Solutions Group Inc. (c)	48	600
Northern Oil and Gas Inc. (c) (e)	107	722
		4,130
FINANCIALS - 13.6%
Alleghany Corp. (c)	2	892
Assured Guaranty Ltd.	34	823
Credit Acceptance Corp. (c)	5	1,259
Employer Holdings Inc.	41	940
Encore Capital Group Inc. (c) (e)	22	949
Franklin Resources Inc.	17	813
Hanover Insurance Group Inc.	13	927
Infinity Property & Casualty Corp.	12	937
INTL FCStone Inc. (c)	43	1,430
Maiden Holdings Ltd.	64	1,005
Navigators Group Inc. (c)	11	891
Selective Insurance Group Inc.	32	901
Stifel Financial Corp. (c)	17	1,008

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
T. Rowe Price Group Inc.	11	838
Westwood Holdings Group Inc.	15	887
WR Berkley Corp.	18	931
		15,431
HEALTH CARE - 7.5%
Acorda Therapeutics Inc. (c)	24	808
Edwards Lifesciences Corp. (c)	7	969
ExacTech Inc. (c)	40	834
Express Scripts Holding Co. (c)	11	948
Health Net Inc. (c)	16	1,019
HMS Holdings Corp. (c) (e)	46	783
IPC Healthcare Inc. (c)	21	1,153
Lifepoint Health Inc. (c)	13	1,113
Quest Diagnostics Inc.	13	917
		8,544
INDUSTRIALS - 17.5%
AECOM Technology Corp. (c)	33	1,096
ArcBest Corp.	23	728
Atlas Air Worldwide Holdings Inc. (c)	18	982
CH Robinson Worldwide Inc.	12	775
Chart Industries Inc. (c)	30	1,067
Cummins Inc.	7	860
Danaher Corp.	10	890
DXP Enterprises Inc. (c)	20	928
Dycom Industries Inc. (c)	24	1,430
Essendant Inc.	21	809
FTI Consulting Inc. (c)	24	985
Korn/Ferry International	30	1,045
LB Foster Co.	18	630
Multi-Color Corp.	14	919
MYR Group Inc. (c)	34	1,062
Southwest Airlines Co.	20	673
Sun Hydraulics Corp.	24	913
Thermon Group Holdings Inc. (c)	39	950
TriMas Corp. (c)	30	902
Triumph Group Inc.	15	1,006
TrueBlue Inc. (c)	41	1,233
		19,883
INFORMATION TECHNOLOGY - 29.1%
Apple Inc.	7	908
Arrow Electronics Inc. (c)	15	836
Avnet Inc.	20	839
Benchmark Electronics Inc. (c)	40	872
CACI International Inc. - Class A (c)	10	846
Cirrus Logic Inc. (c)	31	1,051
Cognizant Technology Solutions Corp. - Class A (c)	15	928
Convergys Corp.	43	1,099
DHI Group Inc. (c)	105	932
Diodes Inc. (c)	31	741
DTS Inc. (c)	32	984
Ebix Inc. (e)	38	1,242
ExlService Holdings Inc. (c)	29	991
F5 Networks Inc. (c)	8	945
II-VI Inc. (c)	52	992
InterDigital Inc.	18	1,003
IPG Photonics Corp. (c) (e)	10	873
Kulicke & Soffa Industries Inc. (c)	54	637
LogMeIn Inc. (c)	19	1,220
NetGear Inc. (c)	29	879
NeuStar Inc. - Class A (c) (e)	36	1,060
NIC Inc.	57	1,046
Nvidia Corp.	43	873
Omnivision Technologies Inc. (c)	33	862
OSI Systems Inc. (c)	13	891
Polycom Inc. (c)	63	726
Rackspace Hosting Inc. (c)	18	674
Red Hat Inc. (c)	13	1,007
Rofin-Sinar Technologies Inc. (c)	38	1,038
SolarWinds Inc. (c)	18	829
Stamps.com Inc. (c)	19	1,374
Sykes Enterprises Inc. (c)	38	926
Synchronoss Technologies Inc. (c)	21	960
VeriSign Inc. (c)	15	914
Western Union Co.	49	994
		32,992
MATERIALS - 4.0%
Balchem Corp.	16	907
Domtar Corp.	21	856
Innospec Inc.	21	958
Materion Corp.	25	889
Mercer International Inc. (c)	67	914
		4,524
Total Common Stocks (cost $107,911)		112,618

SHORT TERM INVESTMENTS - 6.4%
Investment Companies - 0.0%
JNL Money Market Fund, 0.01% (a) (h)	53	53

Securities Lending Collateral - 6.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	7,214	7,214

Total Short Term Investments (cost $7,267)		7,267

Total Investments - 105.6% (cost $115,178)		119,885
Other Assets and Liabilities, Net - (5.6%)		(6,324)
Total Net Assets - 100.0%		$113,561

Portfolio Composition:	Percentage of Total Investments
Information Technology	27.5%
Consumer Discretionary	18.8
Industrials	16.6
Financials	12.9
Health Care	7.1
Consumer Staples	3.8
Materials	3.8
Energy	3.4
Short Term Investments	6.1
Total Investments	100.0%

JNL Multi-Manager Alternative Fund

	Shares/Par (t)	Value
COMMON STOCKS - 46.3%
CONSUMER DISCRETIONARY - 6.3%
Abercrombie & Fitch Co. - Class A	24	$520
Ainsworth Game Technology Ltd. (e)	344	682
Allison Transmission Holdings Inc.	53	1,536
Ann Inc. (c)	7	330
Best Buy Co. Inc.	31	1,017
Big Lots Inc.	18	819
Bob Evans Farms Inc.	30	1,540
Cablevision Systems Corp. - Class A	15	364
Cineplex Inc. (e)	25	944
Clear Channel Outdoor Holdings Inc.	10	96
Coach Inc.	4	149
Comcast Corp. - Class A	6	331
Cumulus Media Inc. - Class A (c)	41	83
Dana Holding Corp.	5	101

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Darden Restaurants Inc.	14	995
Dillard’s Inc.	2	200
DIRECTV (c)	13	1,208
DISH Network Corp. - Class A (c)	1	76
Dufry AG (c)	—	20
Europris ASA (c) (r)	84	418
Expedia Inc.	5	569
Family Dollar Stores Inc.	3	252
Genting Malaysia Bhd	207	231
Goodyear Tire & Rubber Co.	18	534
Groupon Inc. - Class A (c)	51	257
Harley-Davidson Inc.	27	1,515
Imperial Holdings Ltd.	12	183
Interpublic Group of Cos. Inc.	28	530
Jack in the Box Inc.	3	282
Kohl’s Corp.	4	232
Lands’ End Inc. (c)	10	241
Lennar Corp. - Class B	13	580
Liberty Ventures - Class A (c)	17	652
MGM Resorts International (c) (o)	120	2,196
Naspers Ltd. - Class N	13	1,959
Pearson Plc	32	606
Penn National Gaming Inc. (c)	14	249
Pep Boys-Manny Moe & Jack (c)	157	1,929
Pinnacle Entertainment Inc. (c)	33	1,221
Plastic Omnium SA	28	726
Promotora de Informaciones SA (c)	12	109
RCI Hospitality Holdings Inc. (c)	19	228
Rent-A-Center Inc.	4	108
Seat Pagine Gialle SpA (c)	37,800	164
SeaWorld Entertainment Inc.	41	749
Six Flags Entertainment Corp.	2	72
Skechers U.S.A. Inc. - Class A (c)	6	659
Societe Television Francaise 1	91	1,559
Target Corp.	1	98
Tempur Sealy International Inc. (c)	2	138
Time Warner Cable Inc.	1	189
Visteon Corp. (c) (o)	12	1,256
Vitamin Shoppe Inc. (c)	48	1,779
Wolters Kluwer NV	50	1,485
Wolverine World Wide Inc.	2	65
WPP Plc	31	698
		35,729
CONSUMER STAPLES - 4.3%
Anheuser-Busch InBev NV	20	2,365
Anheuser-Busch InBev NV - ADR	6	736
Archer-Daniels-Midland Co.	6	265
Asaleo Care Ltd.	959	1,404
Associated British Foods Plc	21	942
Avon Products Inc.	17	106
British American Tobacco Plc	28	1,530
Bunge Ltd.	10	878
Carlsberg A/S - Class B	8	725
CVS Health Corp.	13	1,332
Davide Campari-Milano SpA	167	1,269
Dean Foods Co.	29	464
Henkel AG & Co. KGaA	3	324
JM Smucker Co.	33	3,607
Kerry Group Plc	10	755
Molson Coors Brewing Co. - Class B (o)	20	1,398
Origin Enterprises Plc	53	467
Pilgrim’s Pride Corp.	38	861
Procter & Gamble Co.	20	1,570
Reynolds American Inc.	22	1,609
Sanderson Farms Inc.	1	53
Spectrum Brands Holdings Inc.	8	816
Unilever NV - CVA	13	552
		24,028
ENERGY - 2.8%
Baker Hughes Inc.	3	178
California Resources Corp.	16	94
Caltex Australia Ltd.	17	429
Canadian Natural Resources Ltd.	31	842
Cenovus Energy Inc.	54	863
Chesapeake Energy Corp.	60	671
CVR Energy Inc.	13	478
Denbury Resources Inc.	123	784
EnCana Corp.	55	602
Enerplus Corp.	63	552
Freehold Royalties Ltd.	41	532
Galp Energia SGPS SA	39	462
Gazprom OAO - ADR	39	203
Halliburton Co.	20	876
Hess Corp.	10	696
Kosmos Energy Ltd. (c)	7	55
Lukoil OAO - ADR	5	198
Marathon Petroleum Corp.	4	220
Murphy Oil Corp.	6	241
Newfield Exploration Co. (c)	22	802
Occidental Petroleum Corp.	11	824
Ocean Rig UDW Inc.	90	462
Paragon Offshore Plc	64	69
Peabody Energy Corp.	92	202
Rosetta Resources Inc. (c)	5	105
Rosneft OAO - GDR	18	72
Suncor Energy Inc.	16	443
Superior Energy Services Inc.	47	980
Tesoro Corp.	6	490
Tidewater Inc.	13	305
Valero Energy Corp.	16	1,020
Western Gas Equity Partners LP	1	57
Western Refining Inc.	17	724
		15,531
FINANCIALS - 8.9%
Alleghany Corp. (c)	1	388
Ally Financial Inc. (c)	12	265
Altus Group Ltd. (e)	39	559
American International Group Inc.	23	1,440
AmTrust Financial Services Inc.	10	655
Aon Plc - Class A	20	1,964
Apollo Commercial Real Estate Finance Inc.	6	106
Ares Capital Corp.	93	1,532
Assured Guaranty Ltd.	12	276
Banca Popolare dell’Emilia Romagna SC	48	424
Banca Popolare di Milano Scarl	348	367
Banca Sistema SpA (c) (r)	82	343
Banco Popolare SC (c)	24	392
Bank of America Corp.	68	1,151
Bank of Ireland (c)	646	261
BOC Hong Kong Holdings Ltd.	281	1,167
Boulevard Acquisition Corp. (c)	7	87
Capital Southwest Corp.	5	250
Chongqing Rural Commercial Bank - Class H	873	698
CIT Group Inc.	17	767
Citigroup Inc.	28	1,552
City National Corp.	8	703
Colony Capital Inc.	57	1,299
Communications Sales & Leasing Inc.	9	213
Credit Acceptance Corp. (c)	2	443
Credito Valtellinese SC (c)	309	410
Daiwa House Industry Co. Ltd.	47	1,097
DiamondRock Hospitality Co.	11	141

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
E*TRADE Financial Corp. (c)	20	599
Element Financial Corp. (c)	13	209
Equity Residential	7	484
Extra Space Storage Inc.	5	294
Geo Group Inc.	41	1,411
Groupe Bruxelles Lambert SA	7	581
Henderson Group Plc	188	772
Hoist Finance AB (c) (r)	18	134
Israel Discount Bank Ltd. (c)	759	1,456
Janus Capital Group Inc.	16	276
Kasikornbank PCL	86	481
KBC Groep NV	6	409
Klepierre	35	1,532
LEG Immobilien AG	27	1,872
Leucadia National Corp.	9	214
Lincoln National Corp.	19	1,143
LPL Financial Holdings Inc.	8	353
Macerich Co.	—	27
Mediolanum SpA	55	454
MetLife Inc.	6	347
Mitsubishi Estate Co. Ltd.	62	1,335
Mizuho Financial Group Inc.	473	1,023
National Interstate Corp. (o)	42	1,143
Nelnet Inc. - Class A	10	416
New Senior Investment Group Inc.	78	1,040
Nordax Group AB (c) (r)	38	201
NorthStar Realty Finance Corp.	113	1,792
Pebblebrook Hotel Trust	3	112
Permanent TSB Group Holdings Plc (c)	65	340
Piraeus Bank SA (c)	372	137
Popular Inc. (c)	3	89
Primecity Investment Plc (c)	45	173
Pruksa Real Estate PCL	1,200	895
RAIT Financial Trust	4	25
Sampo Oyj	24	1,137
Sanlam Ltd.	171	928
Santander Consumer USA Holdings Inc. (c)	31	782
Sberbank of Russia - ADR	15	79
Springleaf Holdings Inc. (c)	17	802
St. James’s Place Plc	60	846
Starwood Hotels & Resorts Worldwide Inc.	1	112
Susquehanna Bancshares Inc.	9	132
Swedbank AB - Class A	12	288
The Governor & Co. of the Bank of Ireland (c)	4,281	1,733
Unifin Financiera SAPI de CV SOFOM ENR (c)	25	51
Unione di Banche Italiane SCPA	50	399
Urban Edge Properties	4	79
Voya Financial Inc.	3	138
XL Group Plc (o)	54	1,995
		50,220
HEALTH CARE - 5.3%
Actelion Ltd.	9	1,343
Aetna Inc.	1	73
Air Methods Corp. (c)	18	740
Anthem Inc.	—	66
AstraZeneca Plc	23	1,479
Bayer AG	11	1,544
Bristol-Myers Squibb Co.	22	1,433
Brookdale Senior Living Inc. (c)	60	2,089
Catamaran Corp. (c)	1	44
Centene Corp. (c)	9	748
CIGNA Corp.	—	3
Community Health Systems Inc. (c)	1	82
Exelixis Inc. (c) (e)	60	227
Express Scripts Holding Co. (c)	13	1,156
Gilead Sciences Inc.	7	761
GrandVision NV (c) (r)	—	9
Halyard Health Inc. (c)	2	81
HCA Holdings Inc. (c)	3	263
Health Net Inc. (c)	20	1,263
Hospira Inc. (c)	4	316
Humana Inc.	3	492
Incyte Corp. (c)	3	261
Life Healthcare Group Holdings Ltd.	120	370
Lifepoint Health Inc. (c)	5	417
Mediclinic International Ltd.	68	570
Medivation Inc. (c)	1	57
Medtronic Plc	6	459
Molina Healthcare Inc. (c)	13	907
Mylan NV (c)	7	450
Omnicare Inc.	9	854
Opko Health Inc. (c)	49	786
PDL BioPharma Inc.	56	361
Perrigo Co. Plc	1	124
Pfizer Inc.	21	704
Premier Inc. - Class A (c)	2	81
PTC Therapeutics Inc. (c)	1	44
Quest Diagnostics Inc.	1	82
Spire Healthcare Group Plc	68	357
Teladoc Inc. (c)	10	192
Teva Pharmaceutical Industries Ltd. - ADR	9	537
Thermo Fisher Scientific Inc.	19	2,426
United Therapeutics Corp. (c)	11	1,956
Walgreens Boots Alliance Inc.	7	566
Zoetis Inc. - Class A	59	2,839
		29,612
INDUSTRIALS - 7.0%
ADT Corp.	7	221
Air Canada (c)	15	163
Alaska Air Group Inc.	5	335
Alliance Global Group Inc.	3,360	1,617
Alstom SA (c)	39	1,099
American Airlines Group Inc.	4	173
B/E Aerospace Inc. (o)	36	1,958
Barnes Group Inc.	33	1,283
Boeing Co.	1	76
Briggs & Stratton Corp.	17	324
Clean Harbors Inc. (c)	33	1,757
Columbus Mckinnon Corp.	46	1,155
Continental Building Products Inc. (c)	34	714
Deluxe Corp.	6	341
DigitalGlobe Inc. (c)	39	1,084
Eagle Bulk Shipping Inc. (c)	37	258
Fanuc Ltd.	4	900
General Cable Corp.	15	296
General Electric Co.	25	670
GrafTech International Ltd. (c)	—	—
HD Supply Holdings Inc (c)	22	774
Hertz Global Holdings Inc. (c)	58	1,057
Huntington Ingalls Industries Inc.	8	844
ITT Corp.	36	1,506
Jardine Matheson Holdings Ltd.	2	96
Jardine Strategic Holdings Ltd.	6	181
JetBlue Airways Corp. (c)	42	874
Joy Global Inc.	10	373
KLX Inc. (c)	16	703
Korn/Ferry International	21	727
L-3 Communications Holdings Inc.	1	147
MacDonald Dettwiler & Associates Ltd.	2	166
Manpower Inc.	2	206
Masco Corp.	28	733
Meggitt Plc	93	684
Metalico Inc. (c)	100	51
Nobina AB (c) (r)	65	248

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Orkla ASA	72	562
Pall Corp.	1	96
Pitney Bowes Inc.	35	718
Progressive Waste Solutions Ltd.	38	1,007
Quality Distribution Inc. (c)	59	916
Republic Services Inc.	18	705
RR Donnelley & Sons Co.	22	382
Ryder System Inc.	1	124
Seaboard Corp. (c)	—	126
Sensata Technologies Holding NV (c)	14	722
Southwest Airlines Co.	8	266
Spirit Airlines Inc. (c)	10	614
Spotless Group Holdings Ltd.	139	223
SPX Corp.	35	2,558
Sulzer AG	5	463
Swift Transporation Co. - Class A (c)	14	326
Terex Corp.	23	537
Timken Co.	27	987
Tyco International Plc	1	56
United Continental Holdings Inc. (c)	7	368
United Rentals Inc. (c)	18	1,577
United Technologies Corp.	6	643
USG Corp. (c)	33	923
Vallourec SA (e)	16	317
West Corp.	5	160
		39,170
INFORMATION TECHNOLOGY - 5.6%
Altera Corp.	6	301
Analog Devices Inc.	11	693
Apple Inc.	7	890
Arris Group Inc. (c)	17	526
Atmel Corp.	9	89
Baidu.com - ADR - Class A (c)	2	403
Blackberry Ltd. (c)	2	19
Broadcom Corp.	9	451
Brocade Communications Systems Inc.	49	581
CDK Global Inc.	3	135
Cisco Systems Inc.	59	1,612
Citrix Systems Inc. (c)	10	695
Computer Sciences Corp.	16	1,044
DHI Group Inc. (c)	1	7
eBay Inc. (c) (o)	31	1,893
EVERTEC Inc.	8	170
Fairchild Semiconductor International Inc. (c)	26	443
Google Inc. - Class A (c)	1	364
Google Inc. - Class C (c)	1	352
Integrated Device Technology Inc. (c)	45	983
Intel Corp.	27	833
InterDigital Inc.	11	643
Itron Inc. (c)	42	1,433
Leidos Holdings Inc.	20	787
Lexmark International Inc.	25	1,092
Microsoft Corp.	68	3,021
Mitel Networks Corp. (c)	5	44
Newport Corp. (c)	39	732
Nokia Oyj	34	232
Nuance Communications Inc. (c)	144	2,527
Oracle Corp.	55	2,225
Polycom Inc. (c)	46	527
QUALCOMM Inc.	6	351
Rovi Corp. (c)	29	456
Salesforce.com Inc. (c)	2	160
Sandvine Corp. (c)	41	118
TE Connectivity Ltd.	19	1,235
Twitter Inc. (c)	5	163
VeriSign Inc. (c)	4	241
ViaSat Inc. (c)	6	380
Xerox Corp.	53	559
Yahoo! Inc. (c)	45	1,764
Yelp Inc. - Class A (c)	3	146
		31,320
MATERIALS - 5.2%
Alcoa Inc.	109	1,219
ArcelorMittal	54	527
ArcelorMittal - NYRS	12	114
Ashland Inc.	12	1,455
Axiall Corp.	21	764
Berry Plastics Group Inc. (c)	55	1,781
Cabot Corp.	3	116
Calgon Carbon Corp.	92	1,777
Cemex SAB de CV - ADR (c)	68	622
CRH Plc	42	1,187
Domtar Corp.	6	265
Gold Fields Ltd. - ADR	232	749
Graphic Packaging Holding Co.	112	1,566
Huntsman Corp.	35	762
Innophos Holdings Inc.	30	1,553
Intertape Polymer Group Inc.	23	344
LyondellBasell Industries NV - Class A	12	1,201
MMC Norilsk Nickel - ADR	10	170
Mosaic Co.	25	1,185
Nampak Ltd.	725	2,014
Newmont Mining Corp.	34	790
Norsk Hydro ASA	26	108
OM Group Inc.	8	265
Owens Corning Inc.	20	804
Owens-Illinois Inc. (c)	25	564
Pact Group Holdings Ltd.	218	786
Rock-Tenn Co. - Class A	28	1,686
Sigma-Aldrich Corp.	7	909
SunCoke Energy Inc.	111	1,445
United States Steel Corp.	42	864
WR Grace & Co. (c) (o)	17	1,738
		29,330
TELECOMMUNICATION SERVICES - 0.5%
CenturyLink Inc.	8	235
Infrastrutture Wireless Italiane SpA (c) (r)	15	67
SoftBank Corp.	22	1,266
T-Mobile US Inc. (c)	7	262
Turkcell Iletisim Hizmetleri A/S	155	712
Vodafone Group Plc - ADR	9	321
Windstream Holdings Inc.	11	73
		2,936
UTILITIES - 0.4%
Acciona SA	10	764
Infinis Energy Plc	384	1,172
New Jersey Resources Corp.	12	336
		2,272
Total Common Stocks (cost $270,881)		260,148

PREFERRED STOCKS - 0.7%
CONSUMER DISCRETIONARY - 0.2%
Barnes & Noble Inc., 7.75%, 08/18/21 (r)	1	816

CONSUMER STAPLES - 0.3%
Bunge Ltd., 4.88% (m) (v)	8	849
Universal Corp., 6.75% (e) (m) (v)	1	1,059
		1,908
ENERGY - 0.0%
Anadarko Petroleum Corp., 7.20%, 06/07/18	1	69

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
FINANCIALS - 0.2%
Cowen Group Inc., 5.63% (m) (r) (v)	1	828

INDUSTRIALS - 0.0%
CEVA Holdings LLC (c) (f)	—	200

Total Preferred Stocks (cost $3,530)		3,821

PURCHASED OPTIONS - 0.1%
10-Year U.S. Treasury Note Future Call Option, Strike Price 134, Expiration 07/24/15	31	1
10-Year U.S. Treasury Note Future Call Option, Strike Price 135, Expiration 07/24/15	121	2
10-Year U.S. Treasury Note Future Call Option, Strike Price 135.50, Expiration 07/24/15	1	—
10-Year U.S. Treasury Note Future Call Option, Strike Price 135.50, Expiration 08/21/15	33	2
10-Year U.S. Treasury Note Future Call Option, Strike Price 135.50, Expiration 08/21/15	5	—
10-Year U.S. Treasury Note Future Call Option, Strike Price 136, Expiration 08/21/15	63	2
10-Year U.S. Treasury Note Future Call Option, Strike Price 136.50, Expiration 07/24/15	100	2
10-Year U.S. Treasury Note Future Call Option, Strike Price 136.50, Expiration 08/21/15	13	—
10-Year U.S. Treasury Note Future Call Option, Strike Price 139.50, Expiration 07/24/15	27	—
10-Year U.S. Treasury Note Future Call Option, Strike Price 141, Expiration 07/24/15	55	1
5-Year U.S. Treasury Note Future Call Option, Strike Price 122, Expiration 07/24/15	85	2
5-Year U.S. Treasury Note Future Call Option, Strike Price 123.50, Expiration 08/21/15	55	2
AbbVie Inc. Put Option, Strike Price 220, Expiration 08/21/15	15	—
Applied Materials Inc. Call Option, Strike Price 25, Expiration 07/17/15	79	—
Broadcom Corp. Put Option, Strike Price 50, Expiration 11/20/15	113	22
Broadcom Corp. Put Option, Strike Price 55, Expiration 11/20/15	68	24
Brookdale Senior Living Inc. Put Option, Strike Price 35, Expiration 08/21/15	135	21
Catamaran Corp. Call Option, Strike Price 62.50, Expiration 10/16/15	149	3
CDX.NA.IG.24 Put Option, Strike Price 120, Expiration 07/16/15, BCL	5,000,000	—
Citrix Systems Inc. Call Option, Strike Price 75, Expiration 07/17/15	90	2
Cumulus Media Put Option, Strike Price 2.50, Expiration 09/18/15	1	—
Cumulus Media Put Option, Strike Price 2.50, Expiration 12/18/15	486	29
DIRECTV Put Option, Strike Price 85, Expiration 07/17/15	90	5
Dresse-Rand Group Inc. Put Option, Strike Price 70, Expiration 09/18/15	30	—
EMC Corp. Call Option, Strike Price 27, Expiration 10/16/15	304	30
Euro FX Currency Future Call Option, Strike Price 1.30, Expiration 08/07/15	48	—
Euro FX Currency Future Call Option, Strike Price 1.31, Expiration 08/07/15	42	—
Euro Stoxx 50 Index Put Option, Strike Price EUR 3,550, Expiration 07/17/15, CGM	18	34
Euro Stoxx 50 Index Put Option, Strike Price EUR 3,650, Expiration 07/17/15, CGM	11	29
Halliburton Co. Put Option, Strike Price 40, Expiration 07/17/15	34	1
HCA Holdings Inc. Call Option, Strike Price 87.50, Expiration 07/17/15	20	8
Humana Inc. Put Option, Strike Price 180, Expiration 07/17/15	14	8
Japanese Yen Future Call Option, Strike Price 81.50, Expiration 08/07/15	4	6
Mexican Peso versus USD Put Option, Strike Price 15, Expiration 09/18/15, CGM	1,200,000	4
MGM Resorts Inc. Put Option, Strike Price 18, Expiration 01/15/16	157	28
Natus Medical Inc. Call Option, Strike Price 40, Expiration 07/17/15	77	20
Omnicare Inc. Put Option, Strike Price 90, Expiration 09/18/15	90	5
Penn Virginia Corp. Call Option, Strike Price 6, Expiration 09/18/15	135	3
PTC Therapeutics Inc. Put Option, Strike Price 40, Expiration 07/17/15	11	—
Salesforce.com Inc Put Option, Strike Price 70, Expiration 07/17/15	23	5
SanDisk Corp. Call Option, Strike Price 72.50, Expiration 07/17/15	40	—
SanDisk Corp. Call Option, Strike Price 75, Expiration 07/17/15	40	—
SPDR Euro Stoxx 50 ETF Put Option, Strike Price 36, Expiration 07/17/15	1,650	83
SPDR S&P 500 ETF Trust Call Option, Strike Price 217, Expiration 07/17/15	398	2
Synergy Pharmaceuticals Inc. Call Option, Strike Price 5, Expiration 07/17/15	47	16
Time Warner Cable Inc. Call Option, Strike Price 170, Expiration 07/17/15	45	39
Time Warner Cable Inc. Put Option, Strike Price 150, Expiration 07/17/15	26	—
TiVo Inc. Call Option, Strike Price 12, Expiration 01/15/16	72	2
Twitter Inc. Put Option, Strike Price 35, Expiration 07/17/15	45	3
U.S. Treasury Long Bond Future Call Option, Strike Price 149, Expiration 07/24/15	4	13
U.S. Treasury Long Bond Future Call Option, Strike Price 168, Expiration 07/24/15	3	—
U.S. Treasury Long Bond Future Call Option, Strike Price 150, Expiration 07/24/15	22	59
U.S. Treasury Long Bond Future Put Option, Strike Price 121, Expiration 07/24/15	12	—
U.S. Treasury Long Bond Future Put Option, Strike Price 122, Expiration 07/24/15	12	—
U.S. Treasury Long Bond Future Put Option, Strike Price 122, Expiration 08/21/15	5	—
U.S. Treasury Long Bond Future Put Option, Strike Price 123, Expiration 08/21/15	1	—
U.S. Treasury Long Bond Future Put Option, Strike Price 126, Expiration 07/24/15	13	—
U.S. Treasury Long Bond Future Put Option, Strike Price 127, Expiration 07/24/15	5	—
U.S. Treasury Long Bond Future Put Option, Strike Price 128, Expiration 07/24/15	45	1
U.S. Treasury Long Bond Future Put Option, Strike Price 129, Expiration 07/24/15	3	—
U.S. Treasury Long Bond Future Put Option, Strike Price 150, Expiration 07/24/15	2	4
United Continental Holdings Inc. Strike Price 60, Expiration 07/17/15	157	3
United States Steel Corp. Call Option, Strike Price 28, Expiration 07/17/15	70	—

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Williams Companies Inc. Call Option, Strike Price 55, Expiration 07/17/15	213	68
Williams Partners LP Call Option, Strike Price 55, Expiration 09/18/15	45	4
Yahoo Inc. Put Option, Strike Price 41, Expiration 01/15/16	183	72
Yelp Inc. Put Option, Strike Price 45, Expiration 07/17/15	34	12
Zimmer Holdings Inc. Call Option, Strike Price 115, Expiration 07/17/15	11	—
Zoetis Inc. Call Option, Strike Price 50, Expiration 07/10/15	22	2

Total Purchased Options (cost $582)		684

INVESTMENT COMPANIES - 0.9%
BlackRock Debt Strategies Fund Inc.	219	792
BlackRock Floating Rate Income Strategies Fund Inc.	59	793
Eaton Vance Floating-Rate Income Trust	28	382
Invesco Senior Income Trust	85	380
iShares MSCI Emerging Markets ETF (e)	6	241
Nuveen Credit Strategies Income Fund	92	795
Nuveen Floating Rate Income Fund	73	781
Pioneer Floating Rate Trust	69	789

Total Investment Companies (cost $5,128)		4,953

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.3%
American Airlines Pass-Through Trust, 5.60%, 07/15/20 (r)	$180	186
Chevy Chase Funding LLC Mortgage-Backed Certificates REMIC, 0.67%, 05/25/35 (i) (r)	580	446
CHL Mortgage Pass-Through Trust REMIC, 0.41%, 05/25/35 (i)	187	138
First Horizon Mortgage Pass-Through Trust REMIC, 2.60%, 04/25/35 (i)	632	433
IndyMac IMSC Mortgage Loan Trust REMIC, 0.37%, 07/25/37 (i)	507	334
RAMP Trust REMIC, 0.54%, 08/25/36 (i)	350	267

Total Non-U.S. Government Agency Asset- Backed Securities (cost $1,801)		1,804

CORPORATE BONDS AND NOTES - 12.0%
CONSUMER DISCRETIONARY - 1.9%
Amazon.com Inc., 4.95%, 12/05/44	40	39
American Achievement Corp., 10.88%, 04/15/16 (r)	100	94
BC Mountain LLC, 7.00%, 02/01/21 (r)	490	436
Cequel Communications Escrow I LLC, 6.38%, 09/15/20 (r)	559	555
Cequel Communications Holdings I LLC, 5.13%, 12/15/21 (r)	262	238
Comcast Corp.
3.38%, 08/15/25	30	30
6.45%, 03/15/37	70	86
Ctrip.com International Ltd., 1.00%, 07/01/20 (r) (v)	405	395
DISH DBS Corp., 7.88%, 09/01/19	100	111
Family Tree Escrow LLC, 5.75%, 03/01/23 (r)	160	167
General Motors Co., 6.25%, 10/02/43	130	145
HD Supply Inc., 7.50%, 07/15/20	700	740
Hilton Worldwide Finance LLC, 5.63%, 10/15/21	320	332
International Automotive Components Group SA, 9.13%, 06/01/18 (r)	150	153
International Game Technology Plc
6.25%, 02/15/22 (r)	480	458
6.50%, 02/15/25 (r)	940	869
JAKKS Pacific Inc., 4.88%, 06/01/20 (r) (v)	410	464
Johnston Press Bond Plc, 8.63%, 06/01/19, GBP	500	767
LTF Merger Sub Inc., 8.50%, 06/15/23 (r)	670	647
MGM Resorts International, 6.00%, 03/15/23	640	646
Netflix Inc., 5.88%, 02/15/25 (r)	150	155
New Look Secured Issuer Plc, 6.50%, 07/01/22 (r), GBP	480	732
Nielsen Finance LLC, 5.00%, 04/15/22 (r)	650	639
Numericable Group SA, 5.63%, 05/15/24, EUR	100	112
Shea Homes LP, 6.13%, 04/01/25 (r)	100	101
Time Warner Cable Inc.
6.55%, 05/01/37	20	21
7.30%, 07/01/38	20	22
5.88%, 11/15/40	40	39
4.50%, 09/15/42	50	41
Unitymedia Hessen GmbH & Co. KG, 4.00%, 01/15/25, EUR	130	148
Unitymedia KabelBW GmbH, 6.13%, 01/15/25 (r)	990	1,035
		10,417
CONSUMER STAPLES - 0.4%
Altria Group Inc., 10.20%, 02/06/39 (l)	100	164
Constellation Brands Inc., 4.75%, 11/15/24	130	131
CVS Caremark Corp., 5.75%, 05/15/41	100	114
Elizabeth Arden Inc., 7.38%, 03/15/21	1,000	810
HJ Heinz Co.
4.88%, 02/15/25 (r)	150	163
5.20%, 07/15/45 (r)	80	82
Kroger Co., 5.15%, 08/01/43	120	126
Pernod-Ricard SA, 5.50%, 01/15/42 (r)	300	318
Reynolds American Inc.
3.25%, 11/01/22	100	96
5.85%, 08/15/45	80	84
Spectrum Brands Inc., 5.75%, 07/15/25 (r)	390	396
		2,484
ENERGY - 1.6%
Alpha Natural Resources Inc., 4.88%, 12/15/20 (v)	910	62
Approach Resources Inc., 7.00%, 06/15/21	120	108
Atwood Oceanics Inc., 6.50%, 02/01/20	110	106
Bonanza Creek Energy Inc.
6.75%, 04/15/21	150	142
5.75%, 02/01/23	40	36
BreitBurn Energy Partners LP, 7.88%, 04/15/22	100	84
California Resources Corp., 6.00%, 11/15/24	500	429
Calumet Specialty Products Partners LP, 7.75%, 04/15/23 (r)	50	51
Chesapeake Energy Corp., 4.88%, 04/15/22	200	174
Devon Energy Corp., 5.00%, 06/15/45	50	49
Ecopetrol SA
5.88%, 09/18/23	370	389
4.13%, 01/16/25	760	701
5.88%, 05/28/45	210	185
EnQuest Plc, 7.00%, 04/15/22 (r)	390	308
EP Energy LLC, 6.38%, 06/15/23 (r)	70	70
EXCO Resources Inc., 7.50%, 09/15/18	200	127
Halcon Resources Corp., 8.63%, 02/01/20 (r)	900	889
Hornbeck Offshore Services Inc., 1.50%, 09/01/19 (v)	1,000	816
Ithaca Energy Inc., 8.13%, 07/01/19 (r)	324	282
Linn Energy LLC
6.50%, 05/15/19	70	57

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
6.50%, 09/15/21	70	52
Magnum Hunter Resources Corp., 9.75%, 05/15/20	1,170	1,047
MarkWest Energy Partners LP, 4.88%, 12/01/24	100	98
MEG Energy Corp., 6.50%, 03/15/21 (r)	150	145
Murray Energy Corp., 11.25%, 04/15/21 (r)	160	134
Overseas Shipholding Group Inc., 7.50%, 02/15/21	470	468
Pacific Drilling SA, 5.38%, 06/01/20 (r)	225	171
Pacific Rubiales Energy Corp., 5.63%, 01/19/25	403	292
Parsley Energy LLC, 7.50%, 02/15/22 (r)	160	162
Penn Virginia Corp., 8.50%, 05/01/20	180	162
Petrobras Global Finance BV, 6.85%, 06/05/15	50	41
QEP Resources Inc., 5.25%, 05/01/23	60	58
Range Resources Corp., 4.88%, 05/15/25 (r)	150	146
Rice Energy Inc., 6.25%, 05/01/22	100	99
Sanchez Energy Corp., 7.75%, 06/15/21	50	50
SandRidge Energy Inc., 8.75%, 06/01/20 (r)	500	460
Shelf Drilling Holdings Ltd., 8.63%, 11/01/18 (r)	70	62
Solazyme Inc., 5.00%, 10/01/19 (v)	665	386
		9,098
FINANCIALS - 2.8%
Altice Financing SA, 6.63%, 02/15/23 (r)	200	199
Apollo Commercial Real Estate Finance Inc., 5.50%, 03/15/19 (v)	210	208
BAC Capital Trust XIV, 4.00%, (callable at 100 beginning 08/10/15) (m)	1,300	1,035
Bank of America Corp.
4.25%, 10/22/26	150	146
5.00%, 01/21/44	100	103
Citigroup Inc.
5.95% (callable at 100 beginning 05/15/25) (m)	1,100	1,062
5.30%, 05/06/44	300	305
Communications Sales & Leasing Inc., 8.25%, 10/15/23 (r)	200	197
Compass Bank, 3.88%, 04/10/25	280	263
CorEnergy Infrastructure Trust Inc., 7.00%, 06/15/20 (v)	410	417
Credit Agricole SA, 4.38%, 03/17/25 (r)	300	287
Credit Suisse Group Funding Guernsey Ltd., 4.88%, 05/15/45 (r)	250	240
ESH Hospitality Inc., 5.25%, 05/01/25 (r)	320	311
FXCM Inc., 2.25%, 06/15/18 (v)	784	655
Goldman Sachs Capital II, 4.00%, (callable at 100 beginning 08/24/15) (m)	250	190
Goldman Sachs Capital III, 4.00%, (callable at 100 beginning 08/24/15) (m)	150	114
Goldman Sachs Group Inc.
6.75%, 10/01/37	190	222
5.15%, 05/22/45	240	231
Heta Asset Resolution AG
0.06%, 05/31/16, EUR	200	144
4.38%, 01/24/17, EUR	200	144
Hypo Real Estate International Trust I, 5.86%, (callable at 100 beginning 06/14/17) (m), EUR	750	786
JPMorgan Chase & Co.
6.12% (callable at 100 beginning 04/30/24) (m)	600	602
3.38%, 05/01/23	200	194
4.95%, 06/01/45	80	77
LBG Capital No.1 Plc, 8.00%, (callable at 100 beginning 06/15/20) (m)	307	352
MetLife Inc., 5.25%, (callable at 100 beginning 06/15/20) (m)	90	89
New Mountain Finance Corp., 5.00%, 06/15/19 (v)	115	116
NorthStar Realty Europe Corp., 4.63%, 12/15/16 (r) (v)	1,385	1,378
Odeon & UCI Finco Plc, 9.00%, 08/01/18, GBP	400	650
RAIT Financial Trust, 4.00%, 10/01/33 (v)	20	17
Resource Capital Corp., 8.00%, 01/15/20 (v)	15	14
Royal Bank of Scotland Group Plc, 5.13%, 05/28/24	1,350	1,347
Shell International Finance BV, 4.38%, 05/11/45	90	89
Standard Chartered Plc, 5.70%, 03/26/44 (r)	350	363
Starwood Property Trust Inc., 3.75%, 10/15/17 (v)	45	45
Teachers Insurance & Annuity Association of America, 4.90%, 09/15/44 (r)	300	305
UBS Group AG, 7.00%, (callable at 100 beginning 02/19/25) (m)	780	792
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 08/24/15) (m)	1,620	1,602
Wells Fargo & Co.
5.90% (callable at 100 beginning 06/15/24) (m)	200	201
4.10%, 06/03/26	250	251
4.65%, 11/04/44	40	38
		15,781
HEALTH CARE - 1.7%
AbbVie Inc.
4.50%, 05/14/35	60	59
4.70%, 05/14/45	60	59
Actavis Funding SCS
4.55%, 03/15/35	100	95
4.75%, 03/15/45	50	47
Amsurg Corp., 5.63%, 07/15/22	650	656
Baxalta Inc., 5.25%, 06/23/45	40	40
Community Health Systems Inc.
5.13%, 08/15/18	490	502
7.13%, 07/15/20	500	530
Concordia Healthcare Corp., 7.00%, 04/15/23 (r)	1,000	1,000
Crimson Merger Sub Inc., 6.63%, 05/15/22 (r)	1,000	882
DaVita HealthCare Partners Inc., 5.00%, 05/01/25	660	635
DJO Finco LLC, 8.13%, 06/15/21 (r)	300	309
Endo Finance LLC, 6.00%, 07/15/23 (r)	440	450
Impax Laboratories Inc., 2.00%, 06/15/22 (r) (v)	40	40
Ironwood Pharmaceuticals Inc., 2.25%, 06/15/22 (r) (v)	575	563
Medtronic Inc., 4.63%, 03/15/45 (r)	100	101
PDL BioPharma Inc., 4.00%, 02/01/18 (v)	41	39
Pfizer Inc., 4.40%, 05/15/44	150	147
Priory Group No. 3 Plc, 7.00%, 02/15/18, GBP	245	397
Tenet Healthcare Corp.
5.00%, 03/01/19 (r)	330	330
8.00%, 08/01/20	1,481	1,542
VRX Escrow Corp.
4.50%, 05/15/23, EUR	1,000	1,080
6.13%, 04/15/25 (r)	250	258
		9,761
INDUSTRIALS - 0.7%
AAR Corp., 2.25%, 03/01/16 (v)	9	9
Atlas Air Worldwide Holdings Inc., 2.25%, 06/01/22 (e) (v)	1,005	979
Cenveo Corp., 7.00%, 05/15/17 (v)	285	265

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
CHC Helicopter SA, 9.25%, 10/15/20	486	354
DAE Aviation Holdings Inc., 10.00%, 07/15/23 (r)	365	360
Gates Global LLC, 6.00%, 07/15/22 (r)	1,000	905
Navistar International Corp.
4.75%, 04/15/19 (e) (v)	50	43
8.25%, 11/01/21	82	78
Overseas Shipholding Group Inc., 8.13%, 03/30/18	450	465
United Rentals North America Inc., 5.75%, 11/15/24	120	118
XPO Logistics Inc., 6.50%, 06/15/22 (r)	170	166
		3,742
INFORMATION TECHNOLOGY - 0.3%
Ancestry.com Inc., 9.63%, 10/15/18 (r) (y)	150	153
Avid Technology Inc., 2.00%, 06/15/20 (r) (v)	485	442
Blue Coat Holdings Inc., 8.38%, 06/01/23 (e) (r)	580	590
Compiler Finance Sub Inc., 7.00%, 05/01/21 (r)	200	152
FireEye Inc., 1.63%, 06/01/35 (r) (v)	280	299
QUALCOMM Inc., 4.80%, 05/20/45	180	172
		1,808
MATERIALS - 0.5%
Ardagh Finance Holdings SA, 8.63%, 06/15/19 (r) (y)	200	207
Berry Plastics Corp., 5.50%, 05/15/22	650	652
FMG Resources August 2006 Pty Ltd., 9.75%, 03/01/22 (r)	80	83
Glencore Funding LLC, 2.88%, 04/16/20 (r)	130	127
Momentive Performance Materials Inc., 3.88%, 10/24/21	690	619
MPM Escrow LLC, 8.88%, 10/15/20 (c) (d) (f)	690	—
Norske Skogindustrier ASA
11.75%, 06/15/16, EUR	370	396
11.75%, 12/15/19, EUR	400	450
Sealed Air Corp., 4.50%, 09/15/23 (r), EUR	321	362
Urbi Desarrollos Urbanos SAB de CV, 9.75%, 02/03/22 (c) (d)	1,290	136
		3,032
TELECOMMUNICATION SERVICES - 1.8%
AT&T Inc.
4.50%, 05/15/35	150	137
4.75%, 05/15/46	250	226
CenturyLink Inc., 5.63%, 04/01/25 (r)	150	135
Digicel Ltd.
6.00%, 04/15/21	460	444
6.75%, 03/01/23 (r)	810	794
Intelsat Jackson Holdings SA
7.50%, 04/01/21	200	198
6.63%, 12/15/22	620	568
Level 3 Communications Inc., 5.75%, 12/01/22	650	645
Level 3 Financing Inc., 5.63%, 02/01/23 (r)	150	152
SBA Communications Corp., 5.63%, 10/01/19	200	208
SBA Telecommunications Inc., 5.75%, 07/15/20	650	674
Sprint Capital Corp., 8.75%, 03/15/32	150	146
Sprint Corp.
7.88%, 09/15/23	1,000	975
7.63%, 02/15/25	170	160
TDC A/S, 3.50%, 02/26/21 (i), EUR	220	236
Telecom Italia SpA, 3.25%, 01/16/23, EUR	242	271
Telefonica Emisiones SAU, 7.05%, 06/20/36	110	135
Telefonica Europe BV, 4.20%, (callable at 100 beginning 12/04/19) (m), EUR	100	113
Verizon Communications Inc.
6.55%, 09/15/43	1,040	1,216
5.01%, 08/21/54	510	466
Virgin Media Finance Plc, 6.00%, 10/15/24 (r)	200	203
Wind Acquisition Finance SA, 4.00%, 07/15/20, EUR	750	834
Zayo Group LLC, 6.00%, 04/01/23 (r)	900	889
		9,825
UTILITIES - 0.3%
Altice US Finance I Corp., 5.38%, 07/15/23 (r)	1,000	972
Enel Finance International SA, 6.00%, 10/07/39 (r)	150	166
FirstEnergy Corp., 7.38%, 11/15/31	250	304
		1,442
Total Corporate Bonds and Notes (cost $69,142)		67,390

GOVERNMENT AND AGENCY OBLIGATIONS - 4.7%
GOVERNMENT SECURITIES - 4.6%
Federal National Mortgage Association - 0.2% (w)
Federal National Mortgage Association, 0.00%, 10/09/19 (j)	1,300	1,186
Sovereign - 2.0%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/17 - 01/01/21, BRL	6,495	1,955
Colombia Government International Bond, 5.63%, 02/26/44	790	800
Italy Buoni Poliennali Del Tesoro, 5.00%, 09/01/40, EUR	1,400	2,003
Mexico Bonos
6.50%, 06/09/22, MXN	13,500	890
8.50%, 11/18/38, MXN	12,940	985
7.75%, 11/13/42, MXN	38,080	2,700
Mexico Government International Bond, 4.60%, 01/23/46	270	250
Poland Government Bond
4.00%, 10/25/23, PLN	4,700	1,323
3.25%, 07/25/25, PLN	2,140	568
		11,474
Treasury Inflation Index Securities - 0.1%
France Government Inflation Indexed Bond, 1.80%, 07/25/40 (n), EUR	379	574
U.S. Treasury Securities - 2.3%
U.S. Treasury Bond
2.50%, 02/15/45	890	780
3.00%, 05/15/45	4,940	4,818
Principal Only, 0.00%, 02/15/44 (j)	160	63
U.S. Treasury Note
4.50%, 11/15/15 (o)	5,000	5,080
1.75%, 03/31/22	500	490
1.88%, 05/31/22	640	632
2.13%, 06/30/22	840	843
U.S.Treasury Bond Principal Strip Principal Only, 0.00%, 05/15/44 (j)	890	347
		13,053
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.1%
Federal Home Loan Mortgage Corp. - 0.1%
Federal Home Loan Mortgage Corp., 4.44%, 11/25/23 (i)	440	449

Total Government and Agency Obligations (cost $27,985)		26,736

VARIABLE RATE SENIOR LOAN INTERESTS - 6.1% (i)
CONSUMER DISCRETIONARY - 2.0%
Burger King Corp. Term Loan B, 3.75%, 12/10/21	887	886

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Douglas Holding AG Term Loan B, 0.00%, 06/24/22 (z), EUR	480	532
Hilton Worldwide Inc. Term Loan B, 3.50%, 09/23/20	1,504	1,504
Jason Inc. Term Loan, 9.00%, 06/30/22	1,000	913
La Quinta Intermediate Holdings LLC Term Loan B, 4.00%, 02/18/21	1,230	1,228
Life Time Fitness Term Loan B, 4.25%, 06/03/22	500	496
Maxeda BV Term Loan
0.00%, 06/27/17 (z), EUR	301	319
0.00%, 06/27/17 (z), EUR	449	476
MGM Resorts International Term Loan B, 3.50%, 12/13/19	698	693
Petsmart Inc. Covenant-Lite Term Loan B, 4.25%, 03/10/22	700	698
Pinnacle Entertainment Inc. Term Loan B-2, 3.75%, 08/05/20	767	767
Promotora de Informaciones SA Term Loan, 0.00%, 12/13/18 (z), EUR	950	942
Rue21 Inc. Term Loan, 0.00%, 10/10/20 (z)	658	601
Sabre Inc. Term Loan B, 4.00%, 02/19/19	648	647
Staples Inc. Term Loan B-1, 0.00%, 04/24/21 (z)	700	698
		11,400
CONSUMER STAPLES - 0.5%
Brake Bros Ltd. Term Loan, 3.82%, 03/12/17, GBP	1,000	1,529
HJ Heinz Co. Term Loan B-2, 3.25%, 03/27/20	1,240	1,239
		2,768
ENERGY - 0.3%
Ocean Rig UDW Inc. Term Loan, 5.50%, 07/18/21	1,000	849
Templar Energy LLC Term Loan, 8.50%, 11/25/20	1,000	734
		1,583
FINANCIALS - 0.4%
Pacific Holdings Group Plc Term Loan, 0.00%, 10/20/22 (z), GBP	500	621
Sterigenics-Nordion Holdings LLC Term Loan, 4.25%, 05/06/22	1,000	997
Toys R Us Property Co. I LLC Term Loan, 6.00%, 08/21/19	777	738
		2,356
HEALTH CARE - 0.6%
ConvaTec Inc. Term Loan B, 4.25%, 06/09/20, EUR	340	379
Quintiles Transnational Corp. Term Loan B, 3.25%, 04/29/22	2,070	2,071
Valeant Pharmaceuticals International Inc. Term Loan B, 4.50%, 06/20/20	1,230	1,224
		3,674
INDUSTRIALS - 0.6%
BakerCorp Replacement Term Loan, 4.25%, 02/07/20	628	604
TORM A/S Junior Term Loan, 0.00%, 11/01/19 (f) (z)	236	113
TORM A/S Senior Term Loan, 0.00%, 11/01/19 (z)	411	240
TORM A/S Term Loan
0.00%, 11/01/19 (f) (z)	75	36
0.00%, 11/11/19 (f) (z)	279	134
TransDigm Group Inc. Term Loan E, 3.50%, 05/13/22	1,177	1,161
YRC Worldwide Inc. Term Loan, 8.25%, 02/13/19	997	963
		3,251
INFORMATION TECHNOLOGY - 0.2%
SS&C Technologies Term Loan B-1, 0.00%, 06/29/22 (z)	792	791
SS&C Technologies Term Loan B-2, 0.00%, 06/29/22 (z)	178	178
		969
MATERIALS - 0.6%
Appvion Inc. Term Loan, 5.75%, 06/28/19	932	864
Arch Western Finance LLC Term Loan, 6.25%, 05/14/18	1,500	1,021
NewPage Corp. Term Loan B, 9.50%, 02/11/21	400	321
Vertellus Specialties Inc. Term Loan, 10.50%, 10/10/19	1,157	1,088
		3,294
TELECOMMUNICATION SERVICES - 0.9%
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	620	615
Level 3 Financing Inc. Term Loan B-II V2, 3.50%, 05/06/22	1,360	1,349
SBA Communications Inc. Term Loan, 3.25%, 03/24/21	1,805	1,786
Telenet International Finance SA Term Loan, 0.00%, 06/30/23 (z), EUR	1,360	1,505
		5,255
Total Variable Rate Senior Loan Interests (cost $34,759)		34,550

SHORT TERM INVESTMENTS - 25.0%
Investment Companies - 22.6%
JNL Money Market Fund, 0.01% (a) (h)	126,873	126,873

Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	3,182	3,182

Treasury Securities - 1.8%
U.S. Treasury Bill, 0.01%, 07/30/15	$10,000	10,000
Total Short Term Investments (cost $140,055)		140,055

Total Investments - 96.1% (cost $553,863)		540,141
Total Securities Sold Short - (11.5%) (proceeds $65,322)		(64,456)
Other Assets and Liabilities, Net - 15.4%		86,396
Total Net Assets - 100.0%		$562,081

SECURITIES SOLD SHORT - 11.5%
COMMON STOCKS - 3.7%
CONSUMER DISCRETIONARY - 0.7%
Ascena Retail Group Inc.	5	$80
Charter Communications Inc. - Class A	—	63
Dollar Tree Inc.	1	62
Gestevision Telecinco SA	72	947
Harman International Industries Inc.	2	184
Lennar Corp. - Class A	13	669
Lululemon Athletica Inc.	9	575
LVMH Moet Hennessy Louis Vuitton SE	4	783
Poundland Group Plc	79	403
		3,766
CONSUMER STAPLES - 0.3%
Hain Celestial Group Inc.	13	856
Hormel Foods Corp.	12	682

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Sysco Corp.	8	283
		1,821
ENERGY - 0.4%
Baytex Energy Corp.	—	5
ConocoPhillips Co.	1	55
Crescent Point Energy Corp.	1	10
Halliburton Co.	4	165
Noble Energy Inc.	2	101
Repsol SA	29	511
Technip SA	8	516
Williams Cos. Inc.	10	598
		1,961
FINANCIALS - 0.4%
Allstate Corp.	14	939
Banco Popular Espanol SA	87	424
BB&T Corp.	2	95
Julius Baer Group Ltd.	11	599
M&T Bank Corp.	—	16
Pennsylvania REIT	2	38
Royal Bank of Canada	5	306
Ventas Inc.	—	13
		2,430
HEALTH CARE - 0.6%
Exact Sciences Corp.	16	469
Getinge AB - Class B	23	549
Keryx Biopharmaceuticals Inc.	34	341
Laboratory Corp. of America Holdings	—	57
Merck & Co. Inc.	20	1,128
Pacira Pharmaceuticals Inc.	6	447
Synergy Pharmaceuticals Inc.	3	28
Varian Medical Systems Inc.	5	384
		3,403
INDUSTRIALS - 0.4%
Kennametal Inc.	13	454
Manitowoc Co. Inc.	43	844
Pitney Bowes Inc.	1	25
United Rentals Inc.	4	333
WESCO International Inc.	7	460
WW Grainger Inc.	—	70
		2,186
INFORMATION TECHNOLOGY - 0.5%
Alibaba Group Holding Ltd. - ADR	4	366
Avago Technologies Ltd.	—	5
Citrix Systems Inc.	3	220
Tencent Holdings Ltd.	96	1,928
Yahoo! Japan Corp.	23	91
		2,610
MATERIALS - 0.2%
Air Products & Chemicals Inc.	3	451
Cabot Corp.	12	459
		910
TELECOMMUNICATION SERVICES - 0.2%
AT&T Inc.	18	635
M1 Ltd.	305	733
		1,368
UTILITIES - 0.0%
Pepco Holdings Inc.	7	194
Total Common Stocks (proceeds $20,907)		20,649

INVESTMENT COMPANIES - 7.8%
DJ Eurostoxx 50 Master Unit	98	3,825
Energy Select Sector SPDR Fund	2	173
iShares Nasdaq Biotechnology Index Fund	12	4,412
iShares Russell 2000 Index Fund	23	2,909
iShares Russell 2000 Value ETF	44	4,446
iShares US Real Estate ETF	42	2,961
SPDR S&P 500 ETF Trust	64	13,194
SPDR S&P MidCap 400 ETF Trust	29	7,804
SPDR S&P Oil & Gas Exploration & Production ETF	1	47
WisdomTree Japan Hedged Equity Fund	70	4,025
Total Investment Companies (proceeds $44,403)		43,796

PREFERRED STOCKS - 0.0%
CONSUMER STAPLES - 0.0%
Henkel AG & Co. KGaA	—	11
Total Preferred Stocks (proceeds $12)		11
Total Securities Sold Short - 11.5% (proceeds $65,322)		$64,456

Portfolio Composition:	Percentage of Total Investments
Financials	12.8%
Consumer Discretionary	10.8
Industrials	8.6
Health Care	8.0
Materials	6.6
Information Technology	6.3
Consumer Staples	5.8
Government Securities	4.9
Energy	4.9
Telecommunication Services	3.3
Utilities	0.7
Non-U.S. Government Agency ABS	0.3
Purchased Options	0.1
U.S. Government Agency MBS	0.1
Investment Companies	0.9
Short Term Investments	25.9
Total Investments	100%

JNL/Neuberger Berman Strategic Income Fund

	Shares/Par (t)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 23.4%
Accredited Mortgage Loan Trust REMIC
0.51%, 12/25/35 (i)	$138	$131
0.47%, 04/25/36 (i)	2,380	2,062
ACE Securities Corp. Home Equity Loan Trust REMIC, 0.89%, 05/25/35 (i)	4,600	3,772
Aegis Asset Backed Securities Trust REMIC
0.74%, 03/25/35 (i)	645	608
0.67%, 08/25/35 (i)	3,090	2,682
American Airlines Pass-Through Trust, 4.38%, 10/01/22	3,978	4,037
Ameriquest Mortgage Securities Inc. REMIC
0.68%, 07/25/35 (i)	3,750	3,323
0.70%, 10/25/35 (i)	1,305	1,096
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 0.69%, 09/25/35 (i)	1,480	1,322
Argent Securities Inc. Asset-Backed Pass-Through Certificates REMIC
1.09%, 10/25/34 (i)	687	637

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
0.68%, 10/25/35 (i)	3,020	2,458
Asset Backed Securities Corp. Home Equity REMIC, 0.39%, 01/25/36 (i)	95	90
Asset-Backed Pass-Through Certificates REMIC, 0.88%, 04/25/34 (i)	348	342
Banc of America Commercial Mortgage Trust REMIC
5.36%, 10/10/45	250	256
5.41%, 09/10/47	1,575	1,619
Bear Stearns Asset Backed Securities Trust REMIC
0.63%, 05/25/35 (i)	553	534
0.65%, 12/25/35 (i)	1,600	1,333
0.60%, 02/25/36 (i)	910	849
0.61%, 07/25/36 (i)	3,540	3,494
Carrington Mortgage Loan Trust REMIC
1.16%, 05/25/35 (i)	2,605	2,309
0.65%, 06/25/35 (i)	2,140	2,056
0.67%, 10/25/35 (i)	4,100	3,571
0.50%, 01/25/36 (i)	3,300	2,719
0.43%, 03/25/36 (i)	2,400	1,961
0.34%, 05/25/36 (i)	3,796	3,653
Centex Home Equity Loan Trust REMIC, 0.79%, 01/25/34 (i)	5,601	5,208
Citigroup Commercial Mortgage Trust REMIC
Interest Only, 1.43%, 09/10/23 (i)	12,905	785
Interest Only, 1.68%, 11/10/23 (i)	11,307	799
Interest Only, 1.25%, 10/10/47 (i)	14,243	1,093
Interest Only, 1.60%, 02/10/48 (i)	8,235	840
Citigroup Mortgage Loan Trust Inc. REMIC, 0.94%, 05/25/35 (i) (r)	159	159
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.32%, 12/11/49	525	547
Cobalt Commercial Mortgage-Backed Securities Trust REMIC
5.96%, 06/15/17 (i)	1,645	1,755
5.48%, 04/15/47 (i)	1,673	1,768
5.22%, 08/15/48	409	425
COMM Mortgage Trust REMIC
Interest Only, 1.58%, 10/10/23 (i)	10,970	863
Interest Only, 1.42%, 04/10/47 (i)	16,999	1,187
Commercial Mortgage Loan Trust REMIC, 6.24%, 09/10/17 (i)	1,471	1,558
Commercial Mortgage Pass-Through Certificates REMIC
6.15%, 07/15/17 (i)	1,311	1,393
5.54%, 01/15/49 (i)	290	306
Interest Only, 1.23%, 12/10/47 (i)	13,406	917
Commercial Mortgage Trust REMIC
Interest Only, 0.36%, 01/10/23 (i)	2,500	66
Interest Only, 0.77%, 02/10/23 (i) (r)	2,500	104
Interest Only, 1.57%, 04/10/47 (i)	24,349	1,896
Interest Only, 1.51%, 06/10/47 (i)	15,752	1,272
Countrywide Asset-Backed Certificates REMIC, 0.39%, 04/25/36 (i)	370	351
Credit Suisse Mortgage Capital Certificates REMIC
5.47%, 08/15/16	911	941
5.69%, 07/15/17 (i)	1,650	1,751
5.89%, 06/15/39 (i)	2,107	2,221
5.38%, 02/15/40	805	842
Ellington Loan Acquisition Trust REMIC, 1.29%, 05/25/37 (i) (r)	2,684	2,557
EquiFirst Mortgage Loan Trust REMIC
1.31%, 09/25/33 (i)	916	897
0.91%, 04/25/35 (i)	908	781
FBR Securitization Trust REMIC, 0.94%, 09/25/35 (i)	2,000	1,766
Fieldstone Mortgage Investment Trust REMIC, 1.31%, 03/25/35 (i)	3,950	3,560
First Franklin Mortgage Loan Trust REMIC, 0.92%, 12/25/34 (i)	121	115
Greenwich Capital Commercial Funding Corp. REMIC, 5.74%, 08/10/17	2,000	2,122
GS Mortgage Securities Corp. II Interest Only REMIC, 1.06%, 05/10/50 (i)	20,988	1,314
GS Mortgage Securities Trust REMIC
5.56%, 11/10/39	451	468
Interest Only, 1.44%, 01/10/24 (i)	13,378	962
Interest Only, 2.28%, 01/12/45 (i) (r)	940	93
Interest Only, 1.26%, 11/10/47 (i)	15,650	1,179
Home Equity Mortgage Loan Asset-Backed Trust REMIC, 0.68%, 08/25/35 (i)	1,884	1,715
Home Equity Mortgage Trust REMIC, 1.79%, 02/25/35 (i)	333	314
HSI Asset Securitization Corp. Trust REMIC
0.49%, 12/25/35 (i)	2,640	2,341
0.55%, 12/25/35 (i)	1,390	1,178
0.58%, 01/25/36 (i)	3,690	2,912
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.44%, 01/12/17	788	826
5.96%, 05/15/17 (i)	300	318
5.88%, 07/15/17 (i)	500	532
5.43%, 12/12/43	2,034	2,113
JPMorgan Mortgage Acquisition Corp. REMIC, 0.64%, 12/25/35 (i)	4,600	4,087
JPMorgan Mortgage Acquisition Trust REMIC
0.34%, 05/25/36 (i)	1,058	1,047
0.43%, 05/25/36 (i)	1,000	942
0.47%, 11/25/36 (i)	1,990	1,705
LB-UBS Commercial Mortgage Trust REMIC
5.42%, 01/15/17	574	602
5.86%, 07/15/40 (i)	115	121
Long Beach Mortgage Loan Trust REMIC, 1.06%, 02/25/35 (i)	1,655	1,505
MASTR Asset Backed Securities Trust REMIC
0.48%, 01/25/36 (i)	2,240	2,042
0.48%, 01/25/36 (i)	1,570	1,281
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.38%, 08/12/48	1,515	1,579
ML-CFC Commercial Mortgage Trust REMIC, 5.81%, 06/12/50 (i)	1,225	1,305
Morgan Stanley ABS Capital I Inc. Trust REMIC, 1.16%, 07/25/35 (i)	870	772
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
Interest Only, 1.37%, 11/15/23 (i)	13,738	953
Interest Only, 1.37%, 02/15/24 (i)	13,841	971
Morgan Stanley Dean Witter Capital I Inc. Trust REMIC, 1.31%, 05/25/32 (i)	902	851
Morgan Stanley Home Equity Loan Trust REMIC, 0.47%, 02/25/36 (i)	700	639
Newcastle Mortgage Securities Trust REMIC, 0.56%, 03/25/36 (i)	3,490	2,834
Option One Mortgage Loan Trust REMIC, 0.49%, 01/25/36 (i)	2,387	1,947
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
1.91%, 09/25/34 (i)	971	838
1.84%, 12/25/34 (i)	690	656
1.22%, 02/25/35 (i)	1,375	1,336
0.82%, 06/25/35 (i)	2,300	1,987
People’s Choice Home Loan Securities Trust Series REMIC, 0.71%, 12/25/35 (i)	3,015	2,707

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Popular ABS Mortgage Pass-Through Trust REMIC
0.65%, 09/25/35 (i)	2,500	2,118
0.63%, 11/25/35 (i)	1,623	1,522
RAAC Series Trust REMIC, 0.84%, 09/25/34 (i)	2,409	2,012
RAMP Trust REMIC
0.75%, 05/25/35 (i)	2,880	2,535
0.59%, 03/25/36 (i)	2,450	2,211
RASC Trust REMIC
0.84%, 07/25/35 (i)	4,700	4,079
0.65%, 01/25/36 (i)	3,750	3,183
Renaissance Home Equity Loan Trust REMIC, 0.52%, 05/25/35 (i)	573	495
Residential Asset Securitization Trust REMIC, 0.87%, 03/25/33 (i)	141	125
Securitized Asset Backed Receivables LLC Trust REMIC, 0.80%, 01/25/35 (i)	1,609	1,496
Soundview Home Loan Trust REMIC
0.86%, 06/25/35 (i)	4,350	3,821
0.70%, 08/25/35 (i)	740	653
0.66%, 11/25/35 (i)	4,500	3,751
0.49%, 02/25/36 (i)	2,670	2,344
0.41%, 12/25/36 (i)	3,540	2,979
0.36%, 03/25/37 (i)	3,039	2,805
Structured Asset Investment Loan Trust REMIC
1.31%, 06/25/33 (i)	229	220
0.99%, 07/25/34 (i)	814	767
0.85%, 04/25/35 (i)	980	913
Structured Asset Securities Corp. REMIC, 0.71%, 02/25/35 (i)	3,524	3,086
Structured Asset Securities Corp. Mortgage Loan Trust REMIC
0.62%, 05/25/35 (i)	200	194
0.77%, 11/25/35 (i)	3,300	2,793
0.35%, 04/25/36 (i)	5,254	4,963
0.36%, 12/25/36 (i)	912	802
UBS-Barclays Commercial Mortgage Trust REMIC
Interest Only, 2.28%, 06/10/22 (i) (r)	2,380	241
Interest Only, 1.98%, 12/10/45 (i) (r)	1,692	161
Wachovia Bank Commercial Mortgage Trust REMIC, 5.90%, 06/15/49 (i)	2,860	3,024
Wells Fargo Commercial Mortgage Trust REMIC, 1.29%, 04/15/19	1,037	1,033
Wells Fargo-RBS Commercial Mortgage Trust REMIC
Interest Only, 1.62%, 03/15/45 (i) (r)	2,251	150
Interest Only, 1.61%, 03/15/47 (i)	11,466	909
Interest Only, 1.19%, 08/15/47 (i)	15,583	1,175
Total Non-U.S. Government Agency Asset-Backed Securities (cost $190,797)		193,291

CORPORATE BONDS AND NOTES - 25.8%
CONSUMER DISCRETIONARY - 0.2%
Viacom Inc., 5.25%, 04/01/44	1,900	1,775

CONSUMER STAPLES - 1.9%
Grupo Bimbo SAB de CV, 4.88%, 06/27/44 (r)	2,335	2,167
HJ Heinz Co.
3.95%, 07/15/25 (r)	4,560	4,586
5.20%, 07/15/45 (r)	2,675	2,737
Marfrig Holding Europe BV, 8.38%, 05/09/18	200	202
Marfrig Overseas Ltd., 9.50%, 05/04/20 (r)	250	256
Minerva Luxembourg SA, 7.75%, 01/31/23	580	584
Reynolds American Inc.
4.75%, 11/01/42	1,365	1,234
5.85%, 08/15/45	4,010	4,216
		15,982
ENERGY - 4.4%
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23 (r)	200	210
CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/24	256	261
Ecopetrol SA, 5.38%, 06/26/26	210	208
EDC Finance Ltd., 4.88%, 04/17/20	350	306
Empresa Nacional del Petroleo, 4.38%, 10/30/24 (r)	200	200
Energy Transfer Partners LP, 6.50%, 02/01/42	1,905	1,957
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38 (r)	199	201
Gazprom OAO Via Gaz Capital SA, 9.25%, 04/23/19	670	744
KazMunaiGaz Finance Sub BV, 9.13%, 07/02/18	500	565
KazMunayGas National Co. JSC
7.00%, 05/05/20	500	537
6.38%, 04/09/21 (r)	200	209
4.88%, 05/07/25	200	182
4.88%, 05/07/25	200	182
5.75%, 04/30/43	940	784
Kinder Morgan Energy Partners LP
6.50%, 09/01/39	1,660	1,697
5.50%, 03/01/44	1,840	1,713
Kinder Morgan Inc., 5.55%, 06/01/45	6,165	5,680
Pacific Rubiales Energy Corp.
5.38%, 01/26/19	170	140
5.63%, 01/19/25 (r)	678	491
Pertamina Persero PT
6.00%, 05/03/42	200	185
5.63%, 05/20/43	650	577
6.45%, 05/30/44 (r)	287	283
Petrobras International Finance Co., 5.75%, 01/20/20	408	404
Petroleos de Venezuela SA
5.25%, 04/12/17	443	221
9.00%, 11/17/21	400	163
6.00%, 05/16/24	2,100	745
5.50%, 04/12/37	200	69
Petroleos Mexicanos
6.50%, 06/02/41	850	889
5.50%, 06/27/44	600	552
6.38%, 01/23/45	642	662
Petronas Capital Ltd., 4.50%, 03/18/45 (r)	270	260
Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/22	600	613
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23 (r)	600	628
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23	1,130	1,076
Transcanada Trust, 5.63%, 05/20/75 (i)	4,530	4,570
Transocean Inc., 4.30%, 10/15/22 (l)	4,550	3,435
Williams Partners LP, 3.60%, 03/15/22	4,285	4,157
YPF SA, 8.50%, 07/28/25 (r)	672	665
		36,421
FINANCIALS - 12.0%
Allstate Corp., 5.75%, 08/15/53 (i)	3,280	3,465
Ally Financial Inc., 3.25%, 02/13/18	3,695	3,672
American Express Co.
4.90% (callable at 100 beginning 03/15/20) (m)	3,190	3,090
5.20% (callable at 100 beginning 11/15/19) (m)	1,830	1,816

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Bank of America Corp.
5.12% (callable at 100 beginning 06/17/19) (m)	2,515	2,464
6.10% (callable at 100 beginning 03/17/25) (m)	1,755	1,733
6.25% (callable at 100 beginning 09/05/24) (m)	1,465	1,459
Banque Centrale de Tunisie SA, 5.75%, 01/30/25 (r)	788	769
Capital One Financial Corp., 5.55%, (callable at 100 beginning 06/01/20) (m)	4,570	4,530
China Cinda Finance I Ltd., 4.25%, 04/23/25 (r)	200	190
Citigroup Inc.
5.80% (callable at 100 beginning 11/15/19) (m)	2,925	2,932
6.30% (callable at 100 beginning 05/15/24) (m)	1,815	1,772
Comcel Trust, 6.88%, 02/06/24 (r)	600	632
Corp. Financiera de Desarrollo SA, 5.25%, 07/15/29 (i) (r)	408	411
Corporate Office Properties LP, 3.70%, 06/15/21	4,810	4,760
Country Garden Holdings Co. Ltd., 7.88%, 05/27/19	200	212
Credit Suisse Group AG, 6.25%, (callable at 100 beginning 12/18/24) (m) (r)	570	547
Deutsche Bank AG, 4.50%, 04/01/25	3,720	3,542
Education Realty Operating Partnership LP, 4.60%, 12/01/24	3,325	3,337
Entertainment Properties Trust, 5.75%, 08/15/22	2,200	2,357
Export Credit Bank of Turkey, 5.00%, 09/23/21 (r)	700	704
General Electric Capital Corp., 5.25%, (callable at 100 beginning 06/15/23) (m)	2,615	2,680
Goldman Sachs Group Inc.
5.70% (callable at 100 beginning 05/10/19) (m)	4,210	4,225
5.15%, 05/22/45	3,930	3,778
HSBC Holdings Plc, 5.63%, (callable at 100 beginning 01/17/20) (m) (v)	2,030	2,033
ING Groep NV, 6.50%, (callable at 100 beginning 04/16/25) (m) (v)	2,410	2,324
ING US Inc., 5.65%, 05/15/53 (i)	3,605	3,677
International Bank of Azerbaijan OJSC, 5.63%, 06/11/19	400	387
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (m)	2,940	2,878
6.00% (callable at 100 beginning 08/01/23) (m)	2,655	2,635
MetLife Inc., 5.25%, (callable at 100 beginning 06/15/20) (m)	3,640	3,608
Morgan Stanley
5.45% (callable at 100 beginning 07/15/19) (m)	3,925	3,896
5.55% (callable at 100 beginning 07/15/20) (m)	3,515	3,490
3.95%, 04/23/27	6,650	6,259
Omega Healthcare Investors Inc., 4.50%, 01/15/25 (r)	5,240	5,148
Prudential Financial Inc.
5.20%, 03/15/44 (i)	2,275	2,247
5.38%, 05/15/45 (i)	3,075	3,025
Rio Oil Finance Trust, 6.25%, 07/06/24 (r)	633	622
Shimao Property Holdings Ltd., 8.13%, 01/22/21	200	209
TC Ziraat Bankasi A/S
4.25%, 07/03/19 (r)	381	380
4.25%, 07/03/19	250	250
Trade & Development Bank of Mongolia LLC, 9.38%, 05/19/20 (r)	200	213
Vnesheconombank Via VEB Finance Plc
6.90%, 07/09/20	300	291
6.03%, 07/05/22	380	338
		98,987
HEALTH CARE - 0.4%
Actavis Funding SCS, 3.45%, 03/15/22	3,140	3,107

INDUSTRIALS - 0.7%
Air Lease Corp.
3.88%, 04/01/21	1,525	1,540
4.25%, 09/15/24	2,995	2,973
CITIC Ltd., 6.80%, 01/17/23	250	289
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42	200	192
Russian Railways via RZD Capital Plc, 5.74%, 04/03/17	400	405
		5,399
INFORMATION TECHNOLOGY - 1.1%
QUALCOMM Inc., 4.80%, 05/20/45	3,460	3,308
Seagate HDD Cayman
4.75%, 06/01/23	1,100	1,120
4.88%, 06/01/27 (r)	2,425	2,353
Xerox Corp., 2.75%, 09/01/20	2,775	2,746
		9,527
MATERIALS - 1.0%
Cemex SAB de CV
7.25%, 01/15/21 (r)	350	369
6.13%, 05/05/25 (r)	200	197
Codelco
5.63%, 09/21/35	360	387
6.15%, 10/24/36	350	400
Freeport-McMoRan Inc., 4.55%, 11/14/24	7,165	6,667
Southern Copper Corp., 3.88%, 04/23/25	179	173
		8,193
TELECOMMUNICATION SERVICES - 2.7%
AT&T Inc.
3.40%, 05/15/25	7,805	7,411
5.35%, 09/01/40	4,575	4,490
Qwest Corp., 6.75%, 12/01/21	3,255	3,593
Sixsigma Networks Mexico SA de CV, 8.25%, 11/07/21 (r)	200	207
Verizon Communications Inc.
6.55%, 09/15/43	610	713
4.67%, 03/15/55 (r)	6,458	5,596
		22,010
UTILITIES - 1.4%
Abengoa Transmision Sur SA, 6.88%, 04/30/43 (r)	200	222
Dominion Resources Inc., 5.75%, 10/01/54 (i)	3,025	3,153
Electricite de France, 5.63%, (callable at 100 beginning 01/22/24) (m) (r)	3,940	4,007
Empresa Electrica Angamos SA, 4.88%, 05/25/29 (r)	200	197
Eskom Holdings SOC Ltd.
5.75%, 01/26/21	390	382
6.75%, 08/06/23	350	353
7.13%, 02/11/25 (r)	219	222
Exelon Corp., 5.10%, 06/15/45	2,935	2,932
Hrvatska Elektroprivreda, 6.00%, 11/09/17	200	209

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Majapahit Holding BV, 7.25%, 06/28/17	200	217
		11,894
Total Corporate Bonds and Notes (cost $220,107)		213,295

GOVERNMENT AND AGENCY OBLIGATIONS - 51.9%
GOVERNMENT SECURITIES - 22.3%
Federal Home Loan Bank - 0.8% (w)
Federal Home Loan Bank, 5.50%, 07/15/36	5,055	6,518
Sovereign - 10.6%
Banco Nacional de Desenvolvimento Economico e Social
4.00%, 04/14/19 (r)	200	202
5.50%, 07/12/20	100	104
Belize Government International Bond, 5.00%, 02/20/38 (k)	948	711
Bermuda Government International Bond, 4.85%, 02/06/24 (r)	600	630
Bolivia Government International Bond
5.95%, 08/22/23	444	471
5.95%, 08/22/23 (r)	276	293
Brazil Government International Bond
8.25%, 01/20/34	100	124
7.13%, 01/20/37	1,200	1,356
Colombia Government International Bond
4.00%, 02/26/24	460	458
8.13%, 05/21/24	340	436
7.38%, 09/18/37	300	370
5.63%, 02/26/44	350	354
5.00%, 06/15/45	450	416
Costa Rica Government International Bond
7.00%, 04/04/44	350	339
7.16%, 03/12/45 (r)	336	328
Croatia Government International Bond
6.75%, 11/05/19	400	440
6.63%, 07/14/20	200	219
6.00%, 01/26/24 (r)	260	275
Development Bank of Mongolia LLC, 5.75%, 03/21/17	400	392
Dominican Republic International Bond
7.45%, 04/30/44	100	109
7.45%, 04/30/44 (r)	188	205
6.85%, 01/27/45 (r)	361	368
6.85%, 01/27/45	200	204
Ecuador Government International Bond
10.50%, 03/24/20 (r)	564	565
7.95%, 06/20/24	1,650	1,473
Egypt Government International Bond
5.88%, 06/11/25 (r)	755	737
6.88%, 04/30/40	200	195
El Salvador Government International Bond
6.38%, 01/18/27	1,106	1,070
6.38%, 01/18/27 (r)	207	200
7.65%, 06/15/35	200	201
Gabonese Republic, 6.95%, 06/16/25 (r)	200	198
Hungary Government International Bond
6.25%, 01/29/20	1,000	1,120
6.38%, 03/29/21	280	318
5.75%, 11/22/23	846	937
7.63%, 03/29/41	940	1,246
Indonesia Government International Bond
5.88%, 03/13/20	650	723
8.50%, 10/12/35	710	958
7.75%, 01/17/38	400	509
6.75%, 01/15/44	250	290
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/01/24, EUR	3,925	4,462
Ivory Coast Government International Bond
5.38%, 07/23/24	500	469
5.38%, 07/23/24 (r)	400	375
7.77%, 12/31/32	1,950	1,829
Kazakhstan Government International Bond
3.88%, 10/14/24 (r)	276	259
4.88%, 10/14/44	200	172
Kenya Government International Bond, 6.88%, 06/24/24 (r)	472	479
Mexico Bonos, 7.75%, 11/13/42, MXN	128,590	9,118
Mexico Government International Bond, 4.60%, 01/23/46	250	232
Mongolia Government International Bond, 5.13%, 12/05/22	700	632
Morocco Government International Bond, 5.50%, 12/11/42	300	304
New Zealand Government Bond, 5.50%, 04/15/23, NZD	14,150	11,033
Nigeria Government International Bond
5.13%, 07/12/18	200	201
6.75%, 01/28/21	400	413
6.38%, 07/12/23	550	552
Pakistan Government International Bond
7.25%, 04/15/19 (r)	200	210
8.25%, 04/15/24	850	924
Panama Government International Bond
4.00%, 09/22/24	200	201
8.88%, 09/30/27	150	212
6.70%, 01/26/36	480	593
Peruvian Government International Bond, 5.63%, 11/18/50	100	112
Republic of Armenia, 7.15%, 03/26/25 (r)	1,203	1,191
Republic of Azerbaijan International Bond, 4.75%, 03/18/24	300	306
Republic of Ghana
7.88%, 08/07/23	550	496
8.13%, 01/18/26	320	291
8.13%, 01/18/26 (r)	428	390
Republic of Panama, 3.75%, 03/16/25	200	197
Republic of Serbia
7.25%, 09/28/21	800	896
6.75%, 11/01/24 (k)	212	215
Republic of Turkey
7.50%, 07/14/17	800	883
6.88%, 03/17/36	140	162
Residual Funding Corp. Principal Strip Principal Only, 0.00%, 04/15/30 (j)	5,150	3,131
Romania Government International Bond
6.75%, 02/07/22	650	759
6.13%, 01/22/44 (r)	332	373
Russia Government International Bond, 5.00%, 04/29/20	2,300	2,360
Senegal Government International Bond
6.25%, 07/30/24	1,300	1,245
6.25%, 07/30/24 (r)	200	192
Slovenia Government International Bond
4.13%, 02/18/19 (r)	240	250
5.25%, 02/18/24 (r)	1,240	1,352
South Africa Government Bond, 6.50%, 02/28/41, ZAR	166,885	10,432
South Africa Government International Bond
6.88%, 05/27/19	200	227
5.88%, 09/16/25	1,350	1,496
Sri Lanka Government International Bond
6.00%, 01/14/19	600	613
5.88%, 07/25/22	270	265
6.13%, 06/03/25 (r)	300	295
Tennessee Valley Authority, 5.25%, 09/15/39	1,155	1,400

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Turkey Government International Bond
7.38%, 02/05/25	759	911
4.25%, 04/14/26	336	320
11.88%, 01/15/30	100	168
United Kingdom Treasury Bond, 1.75%, 09/07/22, GBP	1,345	2,105
United Mexican States, 6.05%, 01/11/40	600	682
Venezuela Government International Bond
8.25%, 10/13/24	2,250	838
9.25%, 05/07/28	1,250	478
Vietnam Government International Bond
6.75%, 01/29/20	100	111
4.80%, 11/19/24 (r)	200	200
		87,556
Treasury Inflation Index Securities - 4.7%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 2.55%, 09/15/41 (n), EUR	4,546	5,701
New Zealand Government Inflation Indexed Bond, 2.50%, 09/20/35 (i) (s), NZD	3,205	2,242
U.S. Treasury Inflation Indexed Note
2.00%, 01/15/26 (n)	14,829	16,970
1.75%, 01/15/28 (n)	2,727	3,078
3.88%, 04/15/29 (n)	7,873	11,114
		39,105
U.S. Treasury Securities - 6.2%
U.S. Treasury Bond
5.50%, 08/15/28	110	146
4.50%, 02/15/36 (g)	2,050	2,568
U.S. Treasury Note
0.63%, 08/15/16	25,000	25,065
3.63%, 08/15/19	6,955	7,565
2.13%, 12/31/21	9,580	9,646
2.75%, 02/15/24	5,630	5,838
		50,828
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 29.6%
Federal Home Loan Mortgage Corp. - 7.9%
Federal Home Loan Mortgage Corp.
3.50%, 07/15/45, TBA (g)	4,920	5,051
4.00%, 07/15/45, TBA (g)	38,430	40,582
4.50%, 07/15/45, TBA (g)	18,440	19,900
		65,533
Federal National Mortgage Association - 20.2%
Federal National Mortgage Association
3.00%, 07/15/30, TBA (g)	10,395	10,754
3.50%, 07/15/30 - 07/15/45, TBA (g)	14,700	15,314
4.00%, 07/15/45, TBA (g)	76,695	81,151
4.50%, 07/15/45, TBA (g)	55,620	60,087
		167,306
Government National Mortgage Association - 1.5%
Government National Mortgage Association
3.50%, 07/15/45, TBA (g)	5,360	5,553
4.00%, 07/15/45, TBA (g)	6,310	6,679
		12,232
Total Government and Agency Obligations (cost $435,302)		429,078

INVESTMENT COMPANIES - 9.7%
iShares iBoxx High Yield Corporate Bond Fund (e)	226	20,073
SPDR Barclays High Yield Bond ETF (e)	590	22,675
SPDR Barclays Short Term High Yield Bond ETF	1,295	37,450
Total Investment Companies (cost $82,471)		80,198

VARIABLE RATE SENIOR LOAN INTERESTS - 12.9% (i)
CONSUMER DISCRETIONARY - 4.9%
99 Cents Only Stores Term Loan, 4.50%, 01/11/19	$995	920
Acosta Inc. Term Loan, 4.25%, 09/26/21	995	991
Advantage Sales and Marketing Inc. 1st Lien New Term Loan, 4.25%, 07/07/20	995	990
Allison Transmission Inc. Term Loan, 3.50%, 08/23/19	1,955	1,957
AOT Bedding Super Holdings LLC Term Loan, 4.25%, 09/20/19	1,547	1,546
Aramark Corp. Term Loan, 3.25%, 02/21/21	1,968	1,958
Burger King Corp. Term Loan B, 3.75%, 12/10/21	1,523	1,521
Citycenter Holdings LLC Term Loan B, 4.25%, 10/09/20	1,000	1,001
Coinmach Corp. Term Loan, 4.25%, 11/14/19	540	538
Cumulus Media Inc. Term Loan, 4.25%, 12/31/20	2,002	1,899
Ellucian Term Loan, 4.00%, 07/19/18	1,904	1,901
Formula One Holdings Term Loan, 0.00%, 07/30/21 (z)	540	536
Hilton Worldwide Inc. Term Loan B, 3.50%, 09/23/20	1,542	1,542
Media General Inc. Term Loan B, 4.50%, 07/18/20	985	984
Michaels Stores Inc. Term Loan, 3.75%, 02/01/20	1,964	1,957
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/05/19	1,990	1,978
Numericable U.S. LLC Term Loan B-1, 4.50%, 04/23/20	1,198	1,200
Numericable U.S. LLC Term Loan B-2, 4.50%, 04/23/20	1,041	1,043
Party City Holdings Inc. Term Loan, 4.00%, 07/27/19	997	995
Petsmart Inc. Covenant-Lite Term Loan B, 4.25%, 03/10/22	1,000	997
Scientific Games International Inc. Term Loan, 6.00%, 09/17/21	1,990	1,988
ServiceMaster Co. LLC Term Loan, 4.25%, 06/24/21	1,985	1,984
Station GVR Acquisition LLC Term Loan B, 4.25%, 03/02/20	1,814	1,812
Tribune Company Initial Term Loan, 4.00%, 11/15/20	1,261	1,260
Twin Rivers Casino First Lein Term Loan B, 5.25%, 07/10/20	979	978
Univision Communications Inc. Incremental Term Loan, 4.00%, 03/01/20	187	186
Univision Communications Inc. Replacement 1st Lien Term Loan, 4.00%, 03/01/20	1,774	1,759
WideOpenWest Finance LLC US Term Loan B, 4.50%, 04/01/19	921	918
WMG Acquisition Corp. Refinancing Term Loan, 3.75%, 07/01/20	1,975	1,943
Ziggo BV Term Loan B-1, 3.50%, 01/15/22	370	365
Ziggo BV Term Loan B-2, 3.25%, 01/15/22	238	235
Ziggo BV Term Loan B-3, 3.50%, 01/15/22	392	387
		40,269
CONSUMER STAPLES - 0.6%
Post Holdings Inc. Term Loan, 3.75%, 06/02/21	992	987
Prestige Brands Inc. Term Loan, 3.50%, 09/03/21	1,000	997
Reynolds Group Holdings Inc. New Dollar Term Loan, 4.50%, 11/26/18	1,924	1,929

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
U.S. Foodservice Inc. Term Loan, 4.50%, 03/31/19	984	985
		4,898
FINANCIALS - 0.9%
Capital Automotive LP Term Loan B, 4.00%, 04/05/19	1,979	1,983
Endo Luxembourg Finance Term Loan B, 0.00%, 06/30/22 (z)	1,000	1,002
INEOS Finance Plc Term Loan, 4.25%, 03/11/22	1,000	999
Realogy Corp. Term Loan, 3.75%, 03/05/20	2,067	2,061
Vantiv LLC Term Loan B, 3.75%, 06/15/21	1,694	1,694
Walter Investment Management Corp. Term Loan, 4.75%, 12/13/20	168	159
		7,898
HEALTH CARE - 1.2%
Amsurg Corp. Term Loan B, 3.75%, 07/08/21	1,736	1,736
Catalent Pharma Solutions Inc. Term Loan, 4.25%, 04/30/21	1,000	1,000
Community Health 1st Lien Term Loan H-1, 4.00%, 01/27/21	928	929
Community Health Systems Inc. Term Loan, 3.45%, 12/31/18	537	537
Community Health Systems Inc. Term Loan G, 3.75%, 12/31/19	504	504
Par Pharmaceutical Cos. Inc. Term Loan B-3, 4.25%, 09/28/19	1,990	1,988
Pharmaceutical Product Development Inc. Term Loan, 4.00%, 12/05/18	995	993
Valeant Pharmaceuticals International Inc. Term Loan
3.50%, 02/13/19	72	72
3.50%, 12/11/19	861	859
3.50%, 08/05/20	724	721
4.00%, 03/13/22	499	498
		9,837
INDUSTRIALS - 1.6%
ADS Waste Holdings Inc. Term Loan B-2, 3.75%, 10/09/19	986	973
American Airlines Inc. Term Loan, 3.50%, 06/27/20	1,075	1,064
Delta Air Lines Inc. Term Loan, 3.25%, 04/20/17	1,934	1,928
DuPont Performance Coatings Inc. Term Loan, 3.75%, 02/01/20	1,878	1,874
Emerald Expositions Holdings Inc. Term Loan, 4.75%, 06/12/20	963	960
Hertz Corp. Term Loan, 4.00%, 03/11/18	995	994
Husky Injection Molding Systems Ltd. Term Loan, 4.25%, 07/02/18	580	577
Interactive Data Corp. Term Loan, 4.75%, 04/30/21	995	997
Novelis Inc. Term Loan B, 4.00%, 06/15/22	540	537
On Assignment Inc. Term Loan, 0.00%, 06/01/22 (z)	1,000	1,000
Sedgwick CMS Holdings Inc. 1st Lien Term Loan, 0.00%, 03/01/21 (z)	545	536
TransDigm Inc. Term Loan D, 3.75%, 05/22/21	995	986
TransUnion LLC Term Loan, 3.75%, 04/09/21	997	988
		13,414
INFORMATION TECHNOLOGY - 1.4%
Avago Technologies Term Loan, 3.75%, 04/01/21	863	864
BMC Software Finance Inc. Term Loan, 5.00%, 08/09/20	997	937
CCC Information Services Inc. Term Loan, 0.00%, 12/20/19 (z)	540	536
Dell Inc. Term Loan B-2, 4.00%, 04/29/20	1,000	1,000
First Data Corp. Extended Term Loan, 4.19%, 03/24/21	777	778
First Data Corp. Replacement Term Loan, 3.69%, 03/23/18	100	99
First Data Corp. Term Loan B, 3.69%, 09/24/18	1,144	1,140
Freescale Semiconductor Ltd. Term Loan, 4.25%, 03/01/20	1,964	1,965
Kronos Inc. Extended Term Loan, 4.50%, 10/31/19	1,000	999
Mitchell International Inc. Term Loan B, 4.50%, 09/27/20	979	977
Presidio 1st Lien Term Loan, 5.25%, 02/02/22	956	956
SunGard Data Systems Inc. Term Loan E, 4.00%, 03/15/20	1,747	1,746
		11,997
MATERIALS - 1.2%
Berlin Packaging LLC 1st Lien Term Loan, 4.50%, 09/11/21	1,985	1,984
Berry Plastics Corp. Term Loan D, 3.50%, 01/29/20	1,959	1,949
BWAY Holding Co. Term Loan B, 5.50%, 08/14/20	993	993
FMG Resources Pty Ltd. New Term Loan B, 3.75%, 06/30/19	1,960	1,736
Infor Inc. Term Loan, 3.75%, 06/03/20	380	375
MacDermid Inc. 1st Lien Term Loan, 4.50%, 06/15/20	995	996
MAUSER AG 1st Lien Term Loan, 0.00%, 07/15/21 (z)	500	498
SIG Combibloc Group AG Term Loan, 0.00%, 03/13/22 (z)	645	644
Solenis International LP 1st Lien Term Loan, 4.25%, 07/02/21	500	497
		9,672
TELECOMMUNICATION SERVICES - 1.0%
Consolidated Communications Inc. Term Loan B, 4.25%, 12/23/20	997	997
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	1,941	1,924
Level 3 Communications Inc. Term Loan, 4.00%, 01/15/20	900	900
Level 3 Communications Inc. Term Loan B-3, 4.00%, 08/01/19	1,160	1,160
Mediacom LLC Term Loan, 3.75%, 06/30/21	1,970	1,965
Zayo Group LLC Term Loan B, 3.75%, 07/02/19	995	986
		7,932
UTILITIES - 0.1%
Calpine Corp. Term Loan B-3, 4.00%, 04/01/18	91	91
Dynegy Holdings Inc. Term Loan B-2, 4.00%, 04/23/20	995	995
		1,086
Total Variable Rate Senior Loan Interests (cost $107,698)		107,003

SHORT TERM INVESTMENTS - 11.0%
Investment Companies - 5.1%
JNL Money Market Fund, 0.01% (a) (h)	42,450	42,450

Securities Lending Collateral - 5.0%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	41,209	41,209

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Treasury Securities - 0.9%
U.S. Treasury Bill, 0.13%, 02/04/16 (o)	$7,110	7,106
Total Short Term Investments (cost $90,764)		90,765
Total Investments - 134.7% (cost $1,127,139)		1,113,630
Other Assets and Liabilities, Net - (34.7%)		(286,701)
Total Net Assets - 100.0%		$826,929

Portfolio Composition:	Percentage of Total Investments
U.S. Government Agency MBS	23.6%
Government Securities	16.5
Non-U.S. Government Agency ABS	15.7
Financials	9.6
Consumer Discretionary	3.8
Energy	3.3
Telecommunication Services	2.7
Information Technology	1.9
Consumer Staples	1.9
Industrials	1.7
Materials	1.6
Utilities	1.2
Health Care	1.2
Investment Companies	7.2
Short Term Investments	8.1
Total Investments	100.0%

JNL/Oppenheimer Global Growth Fund

	Shares/Par (t)	Value
COMMON STOCKS - 96.0%
BRAZIL - 2.3%
AMBEV SA - ADR	615	$3,753
BM&F Bovespa SA	2,140	8,073
Embraer SA - ADR	389	11,783
Itau Unibanco Holding SA - ADR	1,092	11,955
		35,564
CAYMAN ISLANDS - 0.1%
Theravance Biopharma Inc. (c) (e)	75	979

CHINA - 0.8%
JD.com Inc. - ADR - Class B (c)	380	12,951

DENMARK - 0.4%
FLSmidth & Co. A/S	137	6,559

FRANCE - 4.8%
Kering SA	102	18,276
LVMH Moet Hennessy Louis Vuitton SE	158	27,736
Societe Generale SA - Class A	291	13,677
Technip SA	238	14,740
		74,429
GERMANY - 7.2%
Allianz SE	148	23,137
Bayer AG	169	23,650
Deutsche Bank AG	525	15,773
Linde AG	79	15,013
SAP AG	360	25,202
Siemens AG	73	7,374
		110,149
INDIA - 3.5%
DLF Ltd.	9,231	16,865
ICICI Bank Ltd. - ADR	2,271	23,661
Zee Entertainment Enterprises Ltd.	2,197	12,682
		53,208
ITALY - 1.2%
Brunello Cucinelli SpA	207	3,871
Prysmian SpA	270	5,827
Tod’s SpA	87	8,299
		17,997
JAPAN - 11.9%
Dai-Ichi Life Insurance Co. Ltd.	1,119	21,975
Fanuc Ltd.	58	11,806
KDDI Corp.	876	21,151
Keyence Corp.	43	23,334
Kyocera Corp.	330	17,158
Murata Manufacturing Co. Ltd.	218	38,062
Nidec Corp.	301	22,489
Nomura Holdings Inc.	1,199	8,093
Sumitomo Mitsui Financial Group Inc.	393	17,505
		181,573
MEXICO - 0.7%
Fomento Economico Mexicano SAB de CV - ADR	120	10,660

NETHERLANDS - 2.1%
Airbus Group NV	493	32,126

SPAIN - 3.4%
Banco Bilbao Vizcaya Argentaria SA	1,743	17,174
Inditex SA	802	26,167
Repsol SA	496	8,734
		52,075
SWEDEN - 3.5%
Assa Abloy AB - Series B	1,178	22,173
Telefonaktiebolaget LM Ericsson - Class B	2,977	31,007
		53,180
SWITZERLAND - 5.1%
Credit Suisse Group AG	688	18,989
Nestle SA	199	14,366
Roche Holding AG	49	13,810
UBS Group AG	1,437	30,483
		77,648
UNITED KINGDOM - 3.7%
Circassia Pharmaceuticals Plc (c)	2,376	10,948
Earthport Plc (c)	3,057	1,826
International Game Technology Plc (c)	436	7,747
Shire Plc	135	10,842
Unilever Plc	606	26,035
		57,398
UNITED STATES OF AMERICA - 45.3%
3M Co.	134	20,706
ACADIA Pharmaceuticals Inc. (c)	263	11,004
Adobe Systems Inc. (c)	341	27,603
Aetna Inc.	287	36,578
Altera Corp.	713	36,520
Anthem Inc.	196	32,211
Biogen Inc. (c)	40	16,263
BioMarin Pharmaceutical Inc. (c)	112	15,304
Bluebird Bio Inc. (c)	48	8,021
Celldex Therapeutics Inc. (c)	570	14,365
Citigroup Inc.	572	31,607
Clovis Oncology Inc. (c)	117	10,239
Colgate-Palmolive Co.	437	28,556
eBay Inc. (c)	567	34,169
Emerson Electric Co.	203	11,248

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Facebook Inc. - Class A (c)	277	23,735
FNF Group	319	11,796
Gilead Sciences Inc.	193	22,644
Goldman Sachs Group Inc.	119	24,894
Google Inc. - Class A (c)	42	22,530
Google Inc. - Class C (c)	41	21,179
Intuit Inc.	277	27,891
MacroGenics Inc. (c)	19	735
Maxim Integrated Products Inc.	759	26,253
McDonald’s Corp.	79	7,529
McGraw-Hill Financial. Inc.	390	39,168
Medivation Inc. (c)	59	6,756
Qihoo 360 Technology Co. Ltd. - ADR (c)	81	5,459
St. Jude Medical Inc.	144	10,553
Theravance Inc. (e)	330	5,962
Tiffany & Co.	219	20,069
United Parcel Service Inc. - Class B	184	17,796
Vertex Pharmaceuticals Inc. (c)	112	13,784
Walt Disney Co.	293	33,408
Zimmer Biomet Holdings Inc.	151	16,513
		693,048
Total Common Stocks (cost $1,177,595)		1,469,544

PREFERRED STOCKS - 1.8%
GERMANY - 1.8%
Bayerische Motoren Werke AG	317	26,863

INDIA - 0.0%
Zee Entertainment Enterprises Ltd.	28,061	374
Total Preferred Stocks (cost $23,177)		27,237

RIGHTS - 0.0%
SPAIN - 0.0%
Repsol SA (c)	486	252
Total Rights (cost $262)		252

SHORT TERM INVESTMENTS - 2.1%
Investment Companies - 1.7%
JNL Money Market Fund, 0.01% (a) (h)	25,123	25,123

Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	6,634	6,634
Total Short Term Investments (cost $31,757)		31,757
Total Investments - 99.9% (cost $1,232,791)		1,528,790
Other Assets and Liabilities, Net - 0.1%		1,683
Total Net Assets - 100.0%		$1,530,473

Portfolio Composition:	Percentage of Total Investments
Information Technology	23.7%
Financials	21.9
Health Care	18.4
Consumer Discretionary	13.5
Industrials	11.1
Consumer Staples	5.4
Energy	1.5
Telecommunication Services	1.4
Materials	1.0
Short Term Investments	2.1
Total Investments	100.0%

JNL/PIMCO Real Return Fund

	Shares/Par (t)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 9.8%
Aegis Asset Backed Securities Trust REMIC, 0.89%, 03/25/35 (i)	$1,200	$971
Aquilae CLO Plc, 0.40%, 01/17/23 (i), EUR	590	655
Arran Residential Mortgages Funding Plc, 1.44%, 11/19/47 (i) (r), EUR	6,227	6,977
Banc of America Commercial Mortgage Trust REMIC
5.75%, 05/10/17 (i)	2,900	3,064
5.94%, 07/10/17 (i)	2,029	2,177
5.89%, 07/10/44 (i)	1,849	1,905
Banc of America Mortgage Trust REMIC, 2.80%, 06/25/35 (i)	165	158
Banc of America Re-REMIC Trust REMIC
5.67%, 05/24/17 (i) (r)	1,007	1,041
5.67%, 07/17/17 (i) (r)	530	549
Banca Monte dei Paschi di Siena SpA, 4.88%, 09/15/16, EUR	700	819
BCAP LLC Trust REMIC
5.40%, 04/26/17 (i) (r)	1,225	1,197
5.25%, 05/26/22 (r)	2,728	2,830
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.59%, 05/25/33 (i)	37	37
2.83%, 02/25/34 (i)	288	281
3.03%, 11/25/34 (i)	291	293
2.52%, 01/25/35 (i)	203	195
2.51%, 03/25/35 (i)	33	33
2.71%, 03/25/35 (i)	372	359
2.05%, 08/25/35 (i)	44	45
Bear Stearns Alt-A Trust REMIC
2.41%, 01/25/36 (i)	546	440
2.52%, 08/25/36 (i)	253	185
Bear Stearns Asset Backed Securities Trust REMIC, 1.19%, 08/25/37 (i)	700	656
Bear Stearns Structured Products Inc. Trust REMIC, 2.33%, 12/26/46 (i)	743	569
Chase Mortgage Finance Corp. REMIC, 2.62%, 02/25/37 (i)	69	68
Citigroup Mortgage Loan Trust Inc. REMIC
2.23%, 08/25/35 (i)	52	52
2.41%, 08/25/35 (i)	71	70
2.63%, 08/25/35 (i)	376	273
0.27%, 01/25/37 (i)	108	74
0.25%, 05/25/37 (i)	224	166
2.76%, 09/25/37 (i)	1,535	1,376
College Loan Corp. Trust, 0.53%, 01/25/24 (i)	800	771
Commercial Mortgage Pass-Through Certificates REMIC, 3.16%, 11/10/15 (r)	1,908	1,909
Countrywide Asset-Backed Certificates REMIC
0.44%, 10/25/34 (i)	50	50
0.37%, 12/25/34 (i)	1,549	1,518
0.37%, 09/25/36 (i)	170	167
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.68%, 08/25/34 (i)	281	245
2.38%, 11/20/34 (i)	206	193
2.35%, 04/20/35 (i)	227	227
Credit Suisse Mortgage Capital Certificates REMIC
5.46%, 07/16/16 (i) (r)	1,036	1,061
5.38%, 11/15/16 (r)	739	759
5.89%, 06/15/39 (i)	3,041	3,205
Credit Suisse Mortgage Capital Mortgage-Backed Trust REMIC, 5.86%, 02/25/37 (i)	898	488

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Credit-Based Asset Servicing and Securitization LLC REMIC, 0.30%, 07/25/37 (i) (r)	169	112
CS First Boston Mortgage Securities Corp. REMIC, 2.37%, 04/25/34 (i)	219	220
CWABS Asset-Backed Certificates Trust REMIC, 0.54%, 04/25/36 (i)	2,230	2,191
DBUBS Mortgage Trust REMIC, 3.39%, 06/10/16 (r)	13,336	13,578
Dryden XI-Leveraged Loan CDO, 0.53%, 04/12/20 (i) (r)	1,807	1,797
Elm CLO Ltd., 1.67%, 01/17/23 (i) (r)	9,773	9,778
First NLC Trust REMIC, 0.26%, 08/25/37 (i) (r)	351	199
Granite Mortgages Plc, 0.95%, 09/20/44 (i), GBP	183	287
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 01/10/17	3,626	3,812
Grifonas Finance Plc, 0.40%, 08/28/39 (i), EUR	1,203	691
GS Mortgage Securities Trust REMIC, 4.59%, 07/10/20 (r)	4,300	4,715
GSR Mortgage Loan Trust REMIC, 2.76%, 01/25/35 (i)	253	240
Harborview Mortgage Loan Trust REMIC, 2.41%, 04/19/34 (i)	368	366
Hillmark Funding, 0.53%, 05/21/21 (i) (r)	5,573	5,495
Indymac Index Mortgage Loan Trust REMIC
2.47%, 03/25/35 (i)	611	611
2.75%, 11/25/35 (i)	712	638
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.79%, 08/12/17 (i)	3,589	3,845
JPMorgan Mortgage Acquisition Trust REMIC, 0.31%, 10/25/33 (i)	3,677	3,578
JPMorgan Mortgage Trust REMIC
2.59%, 07/25/35 (i)	220	220
2.53%, 08/25/35 (i)	429	404
2.55%, 08/25/35 (i)	303	299
4.81%, 09/25/35 (i)	81	76
2.19%, 07/27/37 (i) (r)	781	673
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 01/15/17	5,926	6,217
Lehman Brothers Mortgage Loan Trust REMIC, 0.28%, 06/25/37 (i) (r)	331	215
Magi Funding Plc, 0.33%, 04/11/21 (i) (r), EUR	54	60
Marche M5 Srl, 0.40%, 07/27/16 (i), EUR	410	456
Marche Mutui 4 Srl, 0.42%, 02/25/55 (i), EUR	625	689
Marche Mutui Srl, 2.25%, 07/27/19 (i), EUR	1,418	1,609
MASTR Adjustable Rate Mortgages Trust REMIC, 2.17%, 12/25/33 (i)	522	512
Merrill Lynch Mortgage Investors Trust REMIC
2.18%, 02/25/33 (i)	181	173
2.39%, 02/25/34 (i)	300	302
2.35%, 10/25/35 (i)	405	407
Morgan Stanley Capital I Trust REMIC
6.10%, 07/11/17 (i)	3,031	3,236
0.25%, 05/25/37 (i)	120	83
Nautique Funding Ltd., 0.53%, 04/15/20 (i) (r)	190	188
NCUA Guaranteed Notes Trust REMIC
0.64%, 10/07/20 (i)	1,981	1,991
0.74%, 12/08/20 (i)	3,199	3,221
NYLIM Flatiron CLO Ltd., 0.50%, 08/08/20 (i) (r)	200	199
OneMain Financial Issuance Trust, 2.47%, 12/18/17 (r)	9,200	9,204
Penta CLO SA, 0.27%, 06/04/24 (i), EUR	1,463	1,612
People’s Choice Home Loan Securities Trust Series REMIC, 1.04%, 08/25/35 (i)	9,443	7,109
Provident Funding Mortgage Loan Trust REMIC, 2.57%, 08/25/33 (i)	194	200
RASC Trust REMIC, 0.61%, 12/25/35 (i)	500	424
RBSCF Trust REMIC
5.69%, 07/16/17 (i) (r)	4,000	4,180
6.24%, 08/16/17 (i) (r)	1,509	1,566
RBSSP Resecuritization Trust REMIC, 0.38%, 12/29/36 (i) (r)	6,056	5,090
Residential Asset Securitization Trust REMIC, 5.50%, 06/25/33	60	61
SLM Student Loan Trust
1.78%, 10/25/17 (i)	4,437	4,552
REMIC, 0.32%, 04/25/19 (i)	6,300	6,237
Structured Adjustable Rate Mortgage Loan Trust REMIC
2.64%, 02/25/34 (i)	539	538
2.58%, 12/25/34 (i)	250	243
Structured Asset Mortgage Investments Inc. REMIC, 0.85%, 10/19/34 (i)	32	31
Structured Asset Securities Corp. REMIC, 0.33%, 06/25/37 (i)	1,797	1,735
Swan Trust, 3.34%, 04/25/41 (i), AUD	233	180
Symphony CLO III Ltd., 0.51%, 05/15/19 (i) (r)	1,581	1,571
TBW Mortgage Backed Pass-Through Certificates REMIC, 5.97%, 09/25/36 (i)	473	86
Vornado DP LLC Trust, 4.00%, 09/13/20 (r)	4,600	4,934
Washington Mutual Alternative Mortgage Pass-Through Certificates REMIC, 2.39%, 12/25/35 (i)	255	233
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.15%, 03/25/33 (i)	93	93
2.56%, 06/25/33 (i)	284	288
2.44%, 09/25/33 (i)	286	284
3.83%, 08/25/35 (i)	96	91
1.16%, 08/25/46 (i)	4,168	3,480
0.93%, 05/25/47 (i)	514	440
Wells Fargo Mortgage Backed Securities Trust REMIC
2.62%, 12/25/34 (i)	293	289
2.60%, 04/25/36 (i)	1,085	1,048
Wood Street CLO BV, 0.34%, 03/29/21 (i) (r), EUR	121	134
Total Non-U.S. Government Agency Asset- Backed Securities (cost $167,899)		167,424

CORPORATE BONDS AND NOTES - 7.4%
ENERGY - 0.6%
Kinder Morgan Finance Co. ULC, 5.70%, 01/05/16 (e)	5,000	5,111
Petrobras Global Finance BV
1.90%, 05/20/16 (i)	900	887
2.64%, 03/17/17 (i)	600	587
3.25%, 03/17/17	500	492
2.75%, 01/15/18, EUR	600	642
2.42%, 01/15/19 (i)	200	185
3.00%, 01/15/19	200	185
3.25%, 04/01/19, EUR	300	317
4.88%, 03/17/20 (e)	700	666
3.75%, 01/14/21, EUR	300	310
4.38%, 05/20/23	100	87
6.63%, 01/16/34, GBP	200	267
Petrobras International Finance Co.
3.50%, 02/06/17	200	198
5.88%, 03/01/18 (e)	100	102
7.88%, 03/15/19	600	637
5.38%, 01/27/21	100	96
		10,769

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
FINANCIALS - 5.4%
Ally Financial Inc., 3.25%, 02/13/18	9,700	9,639
Banco Santander SA, 6.25%, (callable at 100 beginning 09/11/21) (m), EUR	700	759
Bankia SA
3.50%, 12/14/15, EUR	4,900	5,538
0.20%, 01/25/16 (i), EUR	600	666
4.38%, 02/14/17, EUR	100	117
3.50%, 01/17/19, EUR	2,100	2,438
Barclays Bank Plc, 7.63%, 11/21/22	200	228
Barclays Bank Plc Credit Linked Note (Pemex, 9.50%, 09/15/27, Moody’s Rating A3) (q), MXN	5,000	305
Barclays Plc
6.50% (callable at 100 beginning 09/15/19) (m), EUR	300	333
8.00% (callable at 100 beginning 12/15/20) (m), EUR	1,400	1,655
8.25% (callable at 100 beginning 12/15/18) (e) (m)	1,800	1,901
BNP Paribas SA, 0.59%, 11/07/15 (i)	14,200	14,208
BPCE SA, 0.85%, 11/18/16 (i)	8,100	8,112
BPE Financiaciones SA
2.88%, 05/19/16, EUR	4,100	4,631
2.50%, 02/01/17, EUR	1,600	1,808
Central China Real Estate Ltd., 8.00%, 01/28/20	400	393
Citigroup Inc., 0.80%, 05/01/17 (i)	18,700	18,638
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.00%, 09/10/15, GBP	1,100	1,739
Credit Agricole SA
6.50% (callable at 100 beginning 06/23/21) (m), EUR	300	336
7.50% (callable at 100 beginning 06/23/26) (m), GBP	2,000	3,095
7.88% (callable at 100 beginning 01/23/24) (m)	1,800	1,840
Depfa ACS Bank, 3.88%, 11/14/16, EUR	400	468
Eksportfinans ASA, 2.38%, 05/25/16	3,200	3,200
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18	250	235
12.00%, 02/17/20	600	592
International Lease Finance Corp., 6.75%, 09/01/16 (r)	900	947
Intesa Sanpaolo SpA, 3.13%, 01/15/16	2,600	2,620
KWG Property Holding Ltd., 8.25%, 08/05/19	500	499
Lloyds Bank Plc
1.75%, 05/14/18	250	250
3.50%, 05/14/25	50	49
Lloyds Banking Group Plc
7.62% (callable at 100 beginning 06/27/23) (m) (v), GBP	200	324
7.87% (callable at 100 beginning 06/27/29) (m) (v), GBP	300	495
Sunac China Holdings Ltd., 8.75%, 12/05/19	500	494
Trillion Chance Ltd., 8.50%, 01/10/19	500	491
Turkiye Garanti Bankasi A/S, 2.78%, 04/20/16 (i) (r)	1,100	1,099
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (m)	1,300	1,406
Yuzhou Properties Co. Ltd.
8.63%, 01/24/19	200	201
9.00%, 12/08/19	200	200
		91,949
INDUSTRIALS - 0.2%
GATX Financial Corp., 5.80%, 03/01/16	1,000	1,030
Hellenic Railways Organization SA, 4.03%, 03/17/17 (q), EUR	3,400	1,971
		3,001
TELECOMMUNICATION SERVICES - 1.0%
AT&T Inc.
1.21%, 06/30/20 (i)	1,000	1,004
2.45%, 06/30/20	1,600	1,567
3.00%, 06/30/22	3,600	3,473
3.40%, 05/15/25	4,500	4,273
4.50%, 05/15/35	1,200	1,100
4.75%, 05/15/46	1,800	1,629
BellSouth Corp., 4.18%, 04/26/21 (r)	3,900	4,011
		17,057
UTILITIES - 0.2%
Electricite de France
0.74%, 01/20/17 (i) (r)	2,100	2,102
1.15%, 01/20/17 (r)	600	601
		2,703
Total Corporate Bonds and Notes (cost $131,494)		125,479

GOVERNMENT AND AGENCY OBLIGATIONS - 123.8%
GOVERNMENT SECURITIES - 123.0%
Municipals - 0.0%
North Carolina State Education Assistance Authority, 0.73%, 10/26/20 (i)	168	168
Tobacco Settlement Authority of West Virginia, 7.47%, 06/01/47	310	260
		428
Sovereign - 2.1%
Autonomous Community of Catalonia, Spain, 4.95%, 02/11/20, EUR	1,800	2,199
Hellenic Republic Government Bond
4.75%, 04/17/19 (r), EUR	1,300	797
3.00%, 02/24/23 - 02/24/42 (k), EUR	5,975	2,577
Hellenic Republic Government International Bond, 4.50%, 07/03/17 (q), JPY	170,000	722
Italy Buoni Poliennali Del Tesoro
5.50%, 11/01/22, EUR	500	690
5.00%, 09/01/40, EUR	400	573
Mexico Bonos, 4.75%, 06/14/18, MXN	41,790	2,670
Mexico Bonos de Proteccion al Ahorro, 3.27%, 01/04/18, MXN	194,700	12,583
Slovenia Government International Bond, 4.70%, 11/01/16 (r), EUR	3,600	4,243
Spain Government Bond, 3.80%, 04/30/24 (r), EUR	7,200	9,055
		36,109
Treasury Inflation Index Securities - 119.5%
Bundesrepublik Deutschland Bundesobligation Inflation Indexed Bond, 0.75%, 04/15/18 (n), EUR	70,506	81,834
Corp. Andina de Fomento Inflation Indexed Note, 3.95%, 10/15/21 (i) (n), MXN	10,554	681
France Government Inflation Indexed Bond, 0.25%, 07/25/18 (n), EUR	7,608	8,819
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
2.55%, 10/22/16 (n), EUR	947	1,081
2.25%, 04/22/17 (n), EUR	7,890	9,046
2.10%, 09/15/17 - 09/15/21 (n), EUR	3,743	4,418
1.70%, 09/15/18 (n), EUR	4,356	5,107
2.35%, 09/15/19 (n), EUR	1,775	2,142
2.35%, 09/15/24 (n) (r), EUR	29,619	36,362
3.10%, 09/15/26 (n), EUR	425	558

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Mexico Government Inflation Indexed Bond, 4.00%, 11/15/40 (n), MXN	20,957	1,434
Mexico Inflation Indexed Udibonos
4.50%, 12/04/25 (n), MXN	299,570	21,783
4.00%, 11/08/46 (n), MXN	183,311	12,632
New Zealand Government Inflation Indexed Bond
2.00%, 09/20/25 (i) (s), NZD	14,500	10,056
3.00%, 09/20/30 (i) (q) (s), NZD	2,500	1,908
Spain Government Inflation Indexed Bond, 1.00%, 11/30/30 (n) (r), EUR	2,402	2,484
U.S. Treasury Inflation Indexed Note
1.88%, 07/15/15 (n) (o)	13,811	13,841
2.00%, 01/15/16 - 01/15/26 (g) (n)	109,229	120,355
0.13%, 04/15/16 - 01/15/22 (g) (n) (o)	294,326	292,986
2.50%, 07/15/16 - 01/15/29 (g) (n)	46,637	52,004
2.63%, 07/15/17 (n) (o)	3,539	3,795
0.13%, 04/15/19 - 04/15/20 (n) (o)	51,110	51,464
1.88%, 07/15/19 (g) (n)	21,497	23,403
1.38%, 01/15/20 - 02/15/44 (g) (n)	197,290	209,687
1.25%, 07/15/20 (g) (n)	106,211	113,455
1.13%, 01/15/21 (g) (n) (o)	33,691	35,584
0.63%, 07/15/21 (g) (n)	151,008	155,621
0.13%, 07/15/22 (g) (n)	145,995	144,638
0.13%, 01/15/23 (n)	64,782	63,527
0.38%, 07/15/23 (n)	23,180	23,216
0.25%, 01/15/25 (n) (o)	4,495	4,396
2.38%, 01/15/25 (g) (n) (o)	124,804	146,439
2.00%, 01/15/26 (n)	4,768	5,457
2.38%, 01/15/27 (g) (n)	84,449	100,679
1.75%, 01/15/28 (g) (n)	20,690	23,349
3.63%, 04/15/28 - 04/15/28 (n)	8,386	11,385
3.88%, 04/15/29 (n)	55,402	78,212
2.13%, 02/15/40 - 02/15/41 (g) (n)	46,723	57,175
0.75%, 02/15/42 - 02/15/45 (n)	48,761	44,176
0.63%, 02/15/43 (n) (o)	1,358	1,193
United Kingdom Inflation Indexed Bond, 0.13%, 03/22/24 (n), GBP	37,249	63,260
		2,039,642
U.S. Treasury Securities - 1.4%
U.S. Treasury Bond
3.00%, 11/15/44 (g)	1,100	1,071
2.50%, 02/15/45 (g)	16,290	14,269
3.00%, 05/15/45	7,520	7,334
		22,674
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.8%
Federal Home Loan Mortgage Corp. - 0.7%
Federal Home Loan Mortgage Corp.
2.09%, 07/01/36 (i)	300	318
1.99%, 09/01/36 (i)	343	363
2.15%, 10/01/36 (i)	133	142
Interest Only, 0.64%, 09/15/42 (i)	8,916	8,967
REMIC, 0.64%, 08/15/33 (i)	1,513	1,521
REMIC, 1.35%, 10/25/44 - 02/25/45 (i)	777	789
		12,100
Federal National Mortgage Association - 0.0%
Federal National Mortgage Association
1.98%, 11/01/35 (i)	54	57
2.50%, 03/01/36 (i)	66	70
5.69%, 06/01/36 (i)	32	32
REMIC, 0.25%, 07/25/37 (i)	232	218
		377
Small Business Administration Participation Certificates - 0.1%
Small Business Administration Participation Certificates, 5.29%, 12/01/27	695	762
Total Government and Agency Obligations (cost $2,160,961)		2,112,092

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Wells Fargo & Co., 7.50%, Series L (m) (v)	1	588
Total Preferred Stocks (cost $500)		588

PURCHASED OPTIONS - 0.1%
10-Year U.S. Treasury Note Future Put Option, Strike Price 109, Expiration 08/21/15	416	7
5-Year U.S. Treasury Note Future Call Option, Strike Price 127, Expiration 08/21/15	359	3
90-Day Eurodollar Future Put Option, Strike Price 99.37, Expiration 12/14/15	180	25
Call Swaption, 3-Month LIBOR versus 0.80% fixed, Expiration 01/19/16, MSC (q)	861	87
Put Swaption, 3-Month LIBOR versus 0.95% fixed, Expiration 12/15/15, CGM (q)	498	52
Put Swaption, 3-Month LIBOR versus 0.95% fixed, Expiration 12/15/15, MSC (q)	336	35
Put Swaption, 3-Month LIBOR versus 2.50% fixed, Expiration 12/11/17, MSS (q)	120	1,841
Put Swaption, 3-Month LIBOR versus 2.86% fixed, Expiration 08/11/15, MSC (q)	118	446
U.S. Treasury Long Bond Future Put Option, Strike Price 110, Expiration 08/21/15	74	1
Total Purchased Options (cost $2,153)		2,497

OTHER EQUITY INTERESTS - 0.0%
Lehman Brothers Holdings Inc. Escrow, 7.00%, 09/27/27 (c) (q) (u)	100	11
Total Other Equity Interests (cost $0)		11

SHORT TERM INVESTMENTS - 8.5%
Certificates of Deposit - 1.8%
Banco Bilbao Vizcaya Argentaria
1.03%, 10/23/15 (i)	$18,750	18,741
1.13%, 05/16/16 (i)	8,500	8,470
Intesa Sanpaolo SpA/New York NY, 1.66%, 04/11/16 (i)	3,300	3,308
		30,519
Federal Home Loan Bank - 5.2% (w)
Federal Home Loan Bank
0.01%, 07/22/15	65,500	65,498
0.07%, 08/28/15	8,000	8,000
0.09%, 09/17/15	15,400	15,398
		88,896
Securities Lending Collateral - 0.5%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	8,002	8,002

Treasury Securities - 1.0%
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/19, BRL	24,400	5,126
U.S. Treasury Bill
0.02%, 07/23/15 (o)	$891	891
0.01%, 08/06/15 (o)	482	482
0.00%, 08/27/15 (o)	21	21
0.01%, 09/10/15 (o)	923	923
0.01%, 09/17/15 (o)	711	711
0.01%, 10/01/15 (o)	2,642	2,642

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
0.00%, 10/08/15 (o)	1,589	1,589
0.00%, 10/15/15 (o)	491	491
0.00%, 11/05/15 (o)	1,200	1,200
0.01%, 11/12/15 (o)	3,835	3,834
		17,910
Total Short Term Investments (cost $145,357)		145,327
Total Investments - 149.6% (cost $2,608,364)		2,553,418
Other Assets and Liabilities, Net - (49.6%)		(846,724)
Total Net Assets - 100.0%		$1,706,694

Portfolio Composition:	Percentage of Total Investments
Government Securities	82.2%
Non-U.S. Government Agency ABS	6.6
Financials	3.6
Telecommunication Services	0.7
U.S. Government Agency MBS	0.5
Energy	0.4
Industrials	0.1
Utilities	0.1
Purchased Options	0.1
Short Term Investments	5.7
Total Investments	100.0%

JNL/PIMCO Total Return Bond Fund

	Shares/Par (t)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 15.1%
ABFC Trust REMIC, 0.30%, 01/25/37 (i)	$5,487	$3,362
Access Group Inc., 1.58%, 01/25/18 (i)	3,624	3,626
Accredited Mortgage Loan Trust, 0.79%, 04/25/34 (i)	891	803
ACE Securities Corp. Home Equity Loan Trust REMIC, 0.49%, 02/25/36 (i)	18,000	15,913
Aire Valley Mortgages Plc, 0.29%, 09/20/66 (i), EUR	5,316	5,758
Ally Auto Receivables Trust, 0.68%, 06/15/16	15,885	15,883
Alpine Securitization REMIC
1.19%, 08/25/35 (i)	13,906	10,593
0.52%, 11/20/35 (i)	13,494	10,869
0.38%, 09/20/46 (i)	7,513	6,180
American Home Mortgage Assets Trust REMIC
1.08%, 11/25/46 (i)	14,577	7,712
0.86%, 02/25/47 (i)	10,497	6,517
American Home Mortgage Investment Trust REMIC, 2.42%, 02/25/45 (i)	200	200
Ameriquest Mortgage Securities Inc. REMIC, 0.66%, 10/25/35 (i)	16,700	16,180
Amortizing Residential Collateral Trust REMIC, 0.77%, 07/25/32 (i)	18	16
Argent Securities Inc. REMIC, 0.55%, 10/25/35 (i)	3,350	3,163
Arran Residential Mortgages Funding Plc, 1.39%, 05/16/47 (i) (r), EUR	1,706	1,909
Asset Backed Securities Corp. Home Equity REMIC, 0.74%, 09/25/34 (i)	56	56
Banc of America Commercial Mortgage Trust REMIC
5.75%, 05/10/17 (i)	2,830	2,990
5.92%, 05/10/45 (i)	2,000	2,033
Banc of America Funding Trust REMIC
2.89%, 02/20/35 (i)	1,713	1,689
2.70%, 05/25/35 (i)	20,269	20,622
Banc of America Mortgage Trust REMIC, 6.50%, 10/25/31	16	16
BCAP LLC Trust REMIC
5.40%, 04/26/17 (i) (r)	383	374
0.37%, 03/26/18 (i) (r)	15,670	10,749
4.47%, 01/12/22 (i) (r)	8,738	5,762
5.25%, 05/26/22 (r)	3,432	3,560
5.25%, 02/26/36 (r)	1,753	1,582
5.25%, 05/25/37 (r)	7,749	6,679
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.75%, 11/25/30 (i)	1	1
2.35%, 02/25/33 (i)	2	2
2.59%, 02/25/33 (i)	8	8
2.51%, 04/25/33 (i)	39	39
2.72%, 01/25/34 (i)	179	178
2.80%, 04/25/34 (i)	417	409
2.62%, 11/25/34 (i)	735	709
2.51%, 03/25/35 (i)	1,340	1,342
Bear Stearns Alt-A Trust REMIC
2.58%, 05/25/35 (i)	461	446
2.64%, 09/25/35 (i)	303	258
4.49%, 09/25/35 (i)	18,507	14,117
Bear Stearns Asset Backed Securities I Trust REMIC
0.84%, 03/25/35 (i)	9,584	8,941
0.39%, 04/25/37 (i)	2,982	2,860
Bear Stearns Asset Backed Securities Trust REMIC
0.60%, 12/25/35 (i)	5,700	5,517
0.45%, 10/25/36 (i)	9,600	9,109
0.44%, 01/25/37 (i)	5,124	3,753
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.33%, 02/11/17	254	267
Bear Stearns Structured Products Inc. Trust REMIC
2.58%, 01/26/36 (i)	904	726
1.49%, 03/25/37 (i) (r)	2,947	2,700
2.33%, 12/26/46 (i)	511	392
BMI CLO I, 1.22%, 08/01/21 (i) (r)	5,014	4,998
BNC Mortgage Loan Trust REMIC, 0.29%, 05/25/37 (i)	2,379	2,277
Bridgeport CLO II Ltd., 0.52%, 06/18/21 (i) (r)	13,962	13,833
Carlyle Global Market Strategies, 1.50%, 04/20/22 (i) (r)	8,800	8,789
Chase Mortgage Finance Trust REMIC, 4.66%, 12/25/35 (i)	1,867	1,783
ChaseFlex Trust REMIC, 5.00%, 07/25/37	1,076	951
CIFC Funding Ltd.
1.58%, 01/19/23 (i) (r)	3,481	3,477
1.42%, 08/14/24 (i) (r)	21,000	21,006
Citicorp Mortgage Securities Trust REMIC, 6.00%, 02/25/37	2,101	2,153
Citigroup Mortgage Loan Trust Inc. REMIC
2.69%, 11/25/35 (i)	13,397	11,850
2.51%, 12/25/35 (i)	89	88
0.25%, 05/25/37 (i)	560	415
Commercial Mortgage Pass-Through Certificates REMIC, 2.43%, 04/26/38 (i) (r)	3,700	3,621
Countrywide Alternative Loan Trust REMIC
1.56%, 08/25/35 (i)	1,038	957
0.38%, 12/20/46 (i)	12,302	9,353
0.38%, 03/20/47 (i)	8,247	6,494
0.37%, 05/25/47 (i)	579	489
Countrywide Asset-Backed Certificates REMIC
0.34%, 04/25/34 (i)	5,125	4,426
0.94%, 06/25/34 (i)	324	309
0.37%, 10/25/34 (i)	760	745

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
0.69%, 12/25/35 (i)	5,000	4,181
0.29%, 08/25/37 (i)	32	32
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
5.50%, 10/25/34	4,167	4,305
2.43%, 11/20/34 (i)	1,313	1,257
2.43%, 11/25/34 (i)	563	531
2.49%, 02/20/35 (i)	836	825
5.75%, 12/25/35	4,548	4,257
2.31%, 02/20/36 (i)	120	110
Credit Suisse Commercial Mortgage Trust REMIC, 5.30%, 11/18/16	2,910	3,036
Credit Suisse Mortgage Capital Certificates REMIC
5.69%, 07/15/17 (i)	7,800	8,276
5.38%, 02/15/40	569	596
CS First Boston Mortgage Securities Corp. REMIC, 0.80%, 03/25/32 (i) (r)	43	40
CSMC Mortgage-Backed Trust REMIC, 6.00%, 07/25/36	3,417	2,855
CVS Pass-Through Trust, 6.94%, 01/10/30	325	386
CWABS Asset-Backed Certificates Trust REMIC, 0.43%, 03/25/47 (i)	7,000	4,498
Deco 2014-BONN Ltd., 1.24%, 11/07/24 (i) (r), EUR	2,676	2,961
Deutsche Mortgage Securities Inc. Re-REMIC Trust Certificates REMIC, 2.74%, 06/26/35 (i) (r)	6,075	6,039
Equity One ABS Inc., 0.75%, 11/25/32 (i)	57	54
First Franklin Mortgage Loan Trust REMIC
1.00%, 04/25/35 (i) (r)	2,043	1,921
0.55%, 10/25/35 (i)	5,849	5,429
First Horizon Asset Securities Inc. REMIC, 4.86%, 02/25/36 (i)	1,244	1,182
First Horizon Mortgage Pass-Through Trust REMIC, 2.56%, 10/25/35 (i)	2,289	2,003
GE-WMC Mortgage Securities LLC REMIC, 0.44%, 12/25/35 (i)	5,558	5,076
GoldenTree Loan Opportunities IV Ltd., 0.51%, 08/18/22 (i) (r)	6,616	6,571
Granite Master Issuer Plc
0.37%, 12/17/54 (i)	755	749
0.16%, 12/20/54 (i), EUR	1,575	1,751
0.39%, 12/20/54 (i)	4,283	4,251
REMIC, 0.33%, 12/20/54 (i) (r)	345	344
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 01/10/17	907	953
GSAMP Trust REMIC
0.33%, 06/25/36 (i)	2,422	2,055
0.34%, 09/25/36 (i)	9,498	4,445
0.28%, 01/25/37 (i)	3,581	2,133
1.04%, 02/25/37 (i)	8,443	8,221
GSR Mortgage Loan Trust REMIC
2.68%, 09/25/35 (i)	1,007	1,010
4.95%, 11/25/35 (i)	323	310
Harborview Mortgage Loan Trust REMIC
0.41%, 05/19/35 (i)	128	106
2.67%, 07/19/35 (i)	573	511
Home Equity Asset Trust REMIC, 1.24%, 07/25/35 (i)	3,700	3,654
HSI Asset Securitization Corp. Trust REMIC, 0.55%, 12/25/35 (i)	3,000	2,542
IndyMac Adjustable-Rate Mortgage Trust REMIC, 1.74%, 01/25/32 (i)	—	—
IndyMac Index Mortgage Loan Trust REMIC, 2.42%, 01/25/36 (i)	672	553
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.44%, 01/12/17	1,888	1,979
5.42%, 02/15/17	5,971	6,247
5.34%, 05/15/47	1,821	1,901
JPMorgan Mortgage Acquisition Trust REMIC
0.43%, 05/25/36 (i)	8,500	7,565
0.47%, 01/25/37 (i)	4,800	3,479
JPMorgan Mortgage Trust REMIC
5.75%, 01/25/36	155	137
5.50%, 04/25/36	1,048	1,071
Lehman XS Trust REMIC
0.99%, 10/25/35 (i)	3,427	3,183
0.36%, 02/25/37 (i)	8,668	4,805
Marche M5 Srl, 0.40%, 07/27/16 (i), EUR	9,906	11,026
MASTR Asset Backed Securities Trust REMIC, 0.24%, 01/25/37 (i)	460	203
Mellon Residential Funding Corp. REMIC, 2.61%, 10/20/29 (i)	66	67
Merrill Lynch Mortgage Investors Trust REMIC
2.22%, 05/25/33 (i)	393	380
0.57%, 08/25/35 (i)	7,695	6,937
1.58%, 10/25/35 (i)	8,465	8,191
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
6.08%, 07/12/17 (i)	6,700	7,191
5.48%, 03/12/51 (i)	1,500	1,585
MLCC Mortgage Investors Inc. REMIC
1.19%, 10/25/35 (i)	116	110
0.44%, 11/25/35 (i)	195	183
Morgan Stanley ABS Capital I Inc. Trust REMIC, 0.35%, 04/25/36 (i)	1,329	1,306
Morgan Stanley Capital I Trust REMIC, 1.34%, 08/16/16 (i) (r)	5,000	4,995
Morgan Stanley Dean Witter Capital I REMIC, 1.09%, 07/25/32 (i)	1,767	1,691
Morgan Stanley Re-REMIC Trust REMIC, 5.99%, 04/12/17 (i) (r)	21,168	22,412
MortgageIT Trust REMIC, 0.45%, 12/25/35 (i)	6,645	6,010
New Century Home Equity Loan Trust REMIC, 0.70%, 09/25/35 (i)	1,900	1,664
Nomura Asset Acceptance Corp. REMIC, 2.90%, 08/25/35 (i)	2,626	2,560
Oaktree Enhanced Income Funding Series II Ltd., 1.48%, 04/20/23 (i) (r)	7,300	7,271
OHA Intrepid Leveraged Loan Fund Ltd., 1.20%, 04/20/21 (i) (r)	5,264	5,261
Option One Mortgage Loan Trust REMIC, 0.70%, 08/25/35 (i)	3,700	2,820
Panther CDO V BV, 0.36%, 10/15/84 (i) (p) (q), EUR	9,332	9,994
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
0.66%, 05/25/35 (i)	1,700	1,473
0.67%, 08/25/35 (i)	1,500	1,393
Prime Mortgage Trust REMIC
0.59%, 02/25/19 (i)	—	—
0.59%, 02/25/34 (i)	26	25
Queen Street CLO II BV, 0.33%, 08/15/24 (i), EUR	3,142	3,496
Race Point IV CLO Ltd., 0.48%, 08/20/21 (i) (r)	6,459	6,458
RALI Trust REMIC, 0.37%, 06/25/46 (i)	14,587	6,395
RASC Trust REMIC
0.86%, 02/25/35 (i)	5,885	5,446
0.35%, 09/25/36 (i)	7,490	6,370
0.36%, 09/25/36 (i)	3,926	3,439
0.43%, 09/25/36 (i)	3,000	2,628
0.34%, 11/25/36 (i)	15,107	13,844

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
RBSSP Resecuritization Trust REMIC, 0.44%, 02/26/37 (i) (r)	2,609	2,441
Residential Accredit Loans Inc. Trust REMIC, 3.76%, 01/25/36 (i)	12,319	9,922
Securitized Asset Backed Receivables LLC Trust REMIC
1.16%, 03/25/35 (i)	695	656
0.44%, 05/25/36 (i)	4,271	2,453
0.25%, 12/25/36 (i)	290	105
SLM Student Loan Trust
1.78%, 10/25/17 (i)	5,278	5,414
2.84%, 12/16/19 (i) (r)	329	331
Soundview Home Loan Trust REMIC, 0.32%, 12/25/36 (i)	2,094	2,007
SpringCastle America Funding LLC, 2.70%, 05/25/23 (r)	17,520	17,627
Stone Tower CLO VI Ltd., 0.49%, 04/17/21 (i) (r)	10,734	10,636
Structured Asset Investment Loan Trust REMIC, 1.09%, 01/25/35 (i)	9,285	9,144
Structured Asset Mortgage Investments Inc. REMIC
0.85%, 09/19/32 (i)	32	32
0.44%, 07/19/35 (i)	470	447
0.32%, 03/25/37 (i)	1,132	847
Structured Asset Securities Corp. REMIC, 2.52%, 02/25/32 (i)	1	1
Vendee Mortgage Trust REMIC, 6.50%, 09/15/24	286	320
Washington Mutual Mortgage Pass-Through Certificates REMIC
1.77%, 02/25/31 (i)	—	—
2.35%, 01/25/36 (i)	944	934
4.24%, 08/25/36 (i)	4,181	3,703
1.56%, 08/25/42 (i)	93	88
1.36%, 11/25/42 (i)	56	52
0.48%, 10/25/45 (i)	116	108
Wells Fargo Mortgage Backed Securities Trust REMIC
2.62%, 01/25/35 (i)	358	362
2.62%, 03/25/36 (i)	3,446	3,294
2.62%, 03/25/36 (i)	481	479
2.64%, 04/25/36 (i)	2,426	2,374
2.68%, 07/25/36 (i)	5,707	5,609
Wood Street CLO BV, 0.30%, 11/22/21 (i), EUR	978	1,083

Total Non-U.S. Government Agency Asset-Backed Securities (cost $662,926)		678,253

CORPORATE BONDS AND NOTES - 21.3%

CONSUMER DISCRETIONARY - 0.6%
Altice SA
6.25%, 02/15/25 (r), EUR	4,100	4,342
7.63%, 02/15/25 (r)	1,000	940
MGM Resorts International, 7.50%, 06/01/16	2,100	2,189
Schaeffler Holding Finance BV, 5.75%, 11/15/21 (y), EUR	1,400	1,644
Time Warner Inc., 3.15%, 07/15/15	15,581	15,597
Wynn Las Vegas LLC, 5.50%, 03/01/25 (r)	1,400	1,334
		26,046
CONSUMER STAPLES - 0.5%
Reynolds American Inc.
3.25%, 06/12/20	100	101
4.45%, 06/12/25	16,600	16,953
5.85%, 08/15/45	1,300	1,367
Woolworths Ltd., 2.55%, 09/22/15 (r)	5,000	5,020
		23,441
ENERGY - 2.7%
MarkWest Energy Partners LP, 4.88%, 06/01/25	6,700	6,549
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/21 (e) (r)	2,656	2,045
6.35%, 06/30/21	521	401
Petrobras Global Finance BV
1.90%, 05/20/16 (i)	2,600	2,561
2.00%, 05/20/16	700	692
2.64%, 03/17/17 (e) (i)	1,900	1,860
3.25%, 03/17/17	4,400	4,329
2.42%, 01/15/19 (i)	500	462
3.16%, 03/17/20 (i)	700	667
4.88%, 03/17/20 (e)	200	190
4.38%, 05/20/23	1,600	1,395
Petrobras International Finance Co.
3.88%, 01/27/16	2,500	2,511
6.13%, 10/06/16	100	103
3.50%, 02/06/17	1,900	1,880
5.88%, 03/01/18 (e)	1,300	1,326
8.38%, 12/10/18 (e)	700	764
7.88%, 03/15/19 (e)	18,400	19,540
5.75%, 01/20/20	1,300	1,288
5.38%, 01/27/21	1,100	1,059
Petroleos Mexicanos, 8.00%, 05/03/19	2,700	3,173
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 09/30/20 (r)	3,551	3,826
Shell International Finance BV, 0.48%, 11/15/16 (i)	9,200	9,217
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 04/28/20 (r)	25,500	25,207
Statoil ASA, 0.74%, 11/08/18 (i)	29,300	29,260
		120,305
FINANCIALS - 14.1%
ABN AMRO Bank NV, 2.45%, 06/04/20 (r)	3,900	3,877
Ally Financial Inc.
3.50%, 07/18/16	7,220	7,328
5.50%, 02/15/17	16,000	16,680
4.75%, 09/10/18	2,065	2,130
Altice Financing SA
5.25%, 02/15/23 (r), EUR	1,400	1,569
6.63%, 02/15/23 (r)	2,300	2,283
American General Finance Corp., 5.40%, 12/01/15	5,300	5,353
American International Group Inc.
5.05%, 10/01/15	100	101
6.25%, 03/15/37	585	644
8.17%, 05/15/58 (i)	4,200	5,561
Asciano Finance Ltd., 5.00%, 04/07/18 (r)	3,800	4,070
AvalonBay Communities Inc., 3.45%, 06/01/25	6,700	6,589
Banco de Credito e Inversiones, 3.00%, 09/13/17 (r)	3,200	3,249
Bank of America Corp.
6.50%, 08/01/16	8,460	8,923
4.13%, 01/22/24	2,800	2,868
Bank of America NA
0.74%, 11/14/16 (i)	67,900	67,933
0.70%, 05/08/17 (i)	4,300	4,293
6.00%, 10/15/36	3,200	3,791
Bank of Nova Scotia
1.65%, 10/29/15 (r)	1,700	1,707
1.95%, 01/30/17 (r)	200	203
Barclays Bank Plc
7.63%, 11/21/22	2,800	3,189

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
7.75%, 04/10/23 (i)	12,800	13,872
BBVA Bancomer SA
4.50%, 03/10/16 (r)	1,200	1,225
6.50%, 03/10/21 (e) (r)	2,400	2,592
Bear Stearns Cos. LLC, 5.30%, 10/30/15	3,200	3,246
Blackstone CQP Holdco LP, 9.30%, 03/31/19 (f) (p) (q)	2,302	2,364
BPCE SA, 12.50%, (callable at 100 beginning 09/30/19) (m) (p) (q)	5,600	7,417
Caixa Economica Federal, 2.38%, 11/06/17 (r)	3,200	3,080
Cantor Fitzgerald LP, 6.50%, 06/17/22 (p) (q)	11,100	11,437
CIT Group Inc., 4.25%, 08/15/17	8,200	8,323
Citigroup Inc.
1.06%, 04/01/16 (i)	2,800	2,806
0.55%, 06/09/16 (i)	2,600	2,588
1.24%, 07/25/16 (i)	3,200	3,209
4.45%, 01/10/17	900	940
Credit Agricole SA
8.38% (callable at 100 beginning 10/13/19) (m) (r)	4,900	5,684
1.44%, 04/15/16 (i) (r)	5,000	5,031
Credit Suisse, 0.59%, 03/11/16 (i)	15,900	15,893
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 03/26/25 (r)	6,600	6,344
Daimler Finance North America LLC
1.30%, 07/31/15 (r)	21,100	21,114
1.88%, 01/11/18 (r)	5,500	5,509
Eksportfinans ASA, 2.38%, 05/25/16	1,900	1,900
ERP Operating LP, 3.38%, 06/01/25 (e)	6,900	6,760
Export-Import Bank of Korea, 2.63%, 12/30/20	2,800	2,782
Fifth Third Bancorp, 0.70%, 12/20/16 (i)	900	895
Ford Motor Credit Co. LLC
5.63%, 09/15/15	3,900	3,935
4.21%, 04/15/16	6,794	6,948
1.05%, 01/17/17 (i)	19,200	19,196
0.80%, 09/08/17 (i)	700	696
General Electric Capital Corp.
3.80%, 06/18/19 (p) (q)	3,700	3,910
6.37%, 11/15/67 (i)	5,000	5,375
General Motors Financial Co. Inc., 3.15%, 01/15/20	6,900	6,927
Goldman Sachs Group Inc.
3.70%, 08/01/15	20,443	20,495
0.90%, 06/04/17 (i)	1,100	1,098
3.50%, 01/23/25	8,470	8,202
3.75%, 05/22/25 (e)	9,900	9,755
Host Hotels & Resorts LP, 4.00%, 06/15/25	5,790	5,738
ICICI Bank Ltd., 4.75%, 11/25/16 (r)	13,600	14,134
International Lease Finance Corp.
5.75%, 05/15/16	2,700	2,767
8.75%, 03/15/17 (k)	2,200	2,407
7.13%, 09/01/18 (r)	3,858	4,302
Intesa Sanpaolo SpA, 2.38%, 01/13/17	9,000	9,043
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (m)	6,500	6,452
1.10%, 10/15/15	12,362	12,373
3.15%, 07/05/16	1,600	1,632
1.07%, 05/30/17 (i), GBP	3,700	5,726
6.30%, 04/23/19	6,100	6,984
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,100	4,470
KBC Bank NV, 8.00%, 01/25/23	10,000	10,925
Korea Development Bank, 3.50%, 08/22/17	1,900	1,973
LBG Capital No.2 Plc, 15.00%, 12/21/19 (v), GBP	12,700	28,336
Lloyds Bank Plc
12.00% (callable at 100 beginning 12/16/24) (m) (p) (q)	2,000	2,860
3.50%, 05/14/25	9,900	9,705
Macquarie Bank Ltd., 6.63%, 04/07/21 (r)	16,100	18,424
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	1,900	2,083
6.88%, 04/25/18	5,000	5,646
National Bank of Canada, 2.20%, 10/19/16 (r)	400	408
Northern Rock Plc, 5.63%, 06/22/17 (r)	16,000	17,337
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (r)	1,800	1,876
7.25%, 12/15/21 (r)	1,700	1,759
Rabobank Nederland, 8.40%, (callable at 100 beginning 06/29/17) (m)	2,700	2,916
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (m) (r)	6,300	7,402
SLM Corp.
8.45%, 06/15/18	11,002	12,227
5.50%, 01/15/19	100	102
Society of Lloyd’s, 4.75%, 10/30/24, GBP	1,100	1,737
Springleaf Finance Corp., 6.90%, 12/15/17	4,400	4,664
State Bank of India, 4.50%, 07/27/15 (r)	2,500	2,506
Stone Street Trust, 5.90%, 12/15/15 (r)	7,000	7,136
UBS AG, 4.75%, 05/22/23	3,000	3,024
UBS Preferred Funding Trust V, 6.24%, (callable at 100 beginning 05/15/16) (e) (m)	8,700	8,897
Wells Fargo & Co.
7.98% (callable at 100 beginning 03/15/18) (m)	20,500	22,166
0.74%, 04/22/19 (i)	1,100	1,096
3.30%, 09/09/24 (e)	4,300	4,228
Wells Fargo Bank NA, 0.43%, 06/02/16 (i)	5,215	5,217
		634,567
HEALTH CARE - 0.6%
Actavis Funding SCS
3.00%, 03/12/20	4,000	4,011
3.45%, 03/15/22	3,000	2,969
Baxalta Inc.
4.00%, 06/23/25 (r)	4,500	4,470
5.25%, 06/23/45 (r)	6,800	6,813
Merck & Co. Inc.
2.35%, 02/10/22	4,100	3,962
2.75%, 02/10/25	3,800	3,638
		25,863
INDUSTRIALS - 0.3%
Con-way Inc., 7.25%, 01/15/18	1,400	1,561
CSN Islands XI Corp., 6.88%, 09/21/19 (e) (r)	500	445
Hellenic Railways Organization SA, 4.50%, 12/06/16 (q), JPY	1,298,700	5,862
Odebrecht Offshore Drilling Finance Ltd.
6.75%, 10/01/22 (e) (k) (r)	4,963	3,561
6.63%, 10/01/23 (e) (r)	1,801	1,234
		12,663
INFORMATION TECHNOLOGY - 0.3%
Apple Inc., 2.85%, 05/06/21	2,200	2,230
Baidu Inc., 3.00%, 06/30/20	11,300	11,268
		13,498
MATERIALS - 0.2%
Braskem Finance Ltd., 5.75%, 04/15/21 (r)	4,100	3,895
Gerdau Holdings Inc.
7.00%, 01/20/20 (e) (r)	3,600	3,906
5.75%, 01/30/21 (e) (r)	900	923
		8,724
TELECOMMUNICATION SERVICES - 1.1%
Altice Finco SA, 7.63%, 02/15/25 (r)	500	480

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
AT&T Inc.
3.40%, 05/15/25	5,200	4,937
4.50%, 05/15/35	4,800	4,400
4.75%, 05/15/46	2,200	1,992
Qtel International Finance Ltd., 3.38%, 10/14/16 (r)	300	307
Sprint Nextel Corp., 9.13%, 03/01/17	4,000	4,330
Telecom Italia Capital SA, 5.25%, 10/01/15	471	475
Verizon Communications Inc.
2.50%, 09/15/16	6,719	6,827
2.04%, 09/14/18 (i)	2,300	2,379
3.65%, 09/14/18	7,300	7,668
3.00%, 11/01/21	3,600	3,548
3.50%, 11/01/24	15,900	15,442
		52,785
UTILITIES - 0.9%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19 (r)	5,000	5,085
Dynegy Inc.
6.75%, 11/01/19 (r)	12,600	13,110
7.38%, 11/01/22 (r)	6,000	6,285
7.63%, 11/01/24 (r)	2,100	2,226
Entergy Corp., 3.63%, 09/15/15 (l)	5,200	5,220
Majapahit Holding BV
8.00%, 08/07/19 (r)	2,200	2,536
7.75%, 01/20/20 (r)	5,000	5,781
		40,243

Total Corporate Bonds and Notes (cost $957,557)		958,135

GOVERNMENT AND AGENCY OBLIGATIONS - 76.1%

GOVERNMENT SECURITIES - 45.6%
Federal Home Loan Mortgage Corp. - 2.2% (w)
Federal Home Loan Mortgage Corp.
1.00%, 09/29/17 (o)	18,100	18,139
0.75%, 01/12/18 (o)	54,100	53,819
3.75%, 03/27/19	5,100	5,537
1.75%, 05/30/19	1,200	1,212
1.25%, 10/02/19	20,100	19,816
		98,523
Federal National Mortgage Association - 0.1% (w)
Federal National Mortgage Association
0.88%, 12/20/17 - 05/21/18	2,400	2,389
1.88%, 09/18/18	1,000	1,022
		3,411
Municipals - 4.3%
Bay Area Toll Authority, 7.04%, 04/01/50	5,100	6,995
California Infrastructure & Economic Development Bank, 6.49%, 05/15/49	1,000	1,203
California State University, 6.43%, 11/01/30	1,400	1,746
California Statewide Communities Development Authority, 7.55%, 05/15/40	5,500	7,205
Calleguas - Las Virgenes Public Financing Authority, 5.94%, 07/01/40	1,100	1,315
Chicago Transit Authority
6.30%, 12/01/21	90	95
6.90%, 12/01/40 - 12/01/40	3,600	4,148
City of North Las Vegas, Nevada, 6.57%, 06/01/40	9,200	8,283
County of Clark Nevada Airport System, 6.82%, 07/01/45	1,600	2,190
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	13,800	17,353
Illinois Municipal Electric Agency, 6.83%, 02/01/35	1,800	2,102
Irvine Ranch Water District, 6.62%, 05/01/40	16,800	21,621
Los Angeles County Public Works Financing Authority, 7.62%, 08/01/40	9,000	12,311
Los Angeles Unified School District, 6.76%, 07/01/34	2,100	2,742
Mississippi Development Bank, 6.31%, 01/01/33	1,500	1,803
New Jersey Economic Development Authority (insured by Assured Guaranty Municipal Corp.) - Series B, 0.00%, 02/15/19 (j)	5,410	4,753
New Jersey State Turnpike Authority, 7.41%, 01/01/40	5,500	7,693
New York State Dormitory Authority, 5.05%, 09/15/27	4,700	5,303
Pennsylvania Economic Development Financing Authority, 6.53%, 06/15/39	1,900	2,097
Port Authority of New York & New Jersey, GO, 5.65%, 11/01/40	1,100	1,294
San Diego Tobacco Settlement Revenue Funding Corp., 7.13%, 06/01/32	645	630
State of California
7.50%, 04/01/34	7,600	10,561
7.95%, 03/01/36	10,100	12,224
7.55%, 04/01/39	7,900	11,420
7.60%, 11/01/40	16,800	24,548
State of Iowa, 6.75%, 06/01/34	4,400	5,010
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23	150	148
Tobacco Settlement Authority of West Virginia, 7.47%, 06/01/47	1,540	1,293
University of California
6.40%, 05/15/31	5,200	6,342
6.55%, 05/15/48	500	622
Washington State Convention Center Public Facilities District, 6.79%, 07/01/40	5,600	6,954
		192,004
Sovereign - 7.8%
Autonomous Community of Andalusia, Spain, 5.20%, 07/15/19, EUR	800	1,016
Autonomous Community of Valencia, Spain, 4.38%, 07/16/15, EUR	1,100	1,228
Banco Nacional de Desenvolvimento Economico e Social
3.38%, 09/26/16 (r)	1,700	1,713
4.13%, 09/15/17 (r), EUR	1,000	1,159
Brazil Letras do Tesouro Nacional, 0.00%, 10/01/15 - 01/01/16 (j), BRL	361,500	112,101
Bundesrepublik Deutschland
4.25%, 07/04/39, EUR	26,600	45,929
4.75%, 07/04/40, EUR	1,800	3,351
2.50%, 07/04/44, EUR	2,300	3,127
Eksportfinans ASA, 5.50%, 06/26/17	2,600	2,755
Federal Republic of Germany, 3.25%, 07/04/42, EUR	100	153
Hellenic Republic Government International Bond, 5.25%, 02/01/16 (q), JPY	1,382,000	6,662
Korea Development Bank, 4.38%, 08/10/15	7,200	7,227
Korea Housing Finance Corp., 4.13%, 12/15/15 (r)	2,900	2,941
Mexico Bonos
8.00%, 06/11/20, MXN	431,100	30,658
10.00%, 12/05/24, MXN	77,600	6,322
7.75%, 05/29/31, MXN	7,400	525
Province of Ontario, Canada
1.00%, 07/22/16	1,100	1,105
1.60%, 09/21/16	66,200	66,957
5.50%, 06/02/18, CAD	700	633
3.00%, 07/16/18	500	524
4.40%, 06/02/19, CAD	1,700	1,528

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
1.65%, 09/27/19 (e)	2,900	2,886
4.40%, 04/14/20 (e)	8,400	9,333
4.20%, 06/02/20, CAD	2,300	2,084
4.00%, 06/02/21, CAD	5,400	4,889
3.15%, 06/02/22, CAD	5,900	5,097
Province of Quebec, Canada
4.25%, 12/01/21, CAD	6,800	6,258
3.50%, 12/01/22, CAD	2,300	2,028
Slovenia Government International Bond
5.50%, 10/26/22	3,900	4,325
5.25%, 02/18/24	2,100	2,289
Spain Government Bond
3.80%, 04/30/24 (r), EUR	5,600	7,043
1.60%, 04/30/25 (r), EUR	4,600	4,825
		348,671
Treasury Inflation Index Securities - 15.3%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/20 - 07/15/22 (n) (o)	56,701	56,260
1.25%, 07/15/20 (n) (o)	9,005	9,619
1.13%, 01/15/21 (n)	433	457
0.63%, 07/15/21 (n)	64,245	66,208
0.38%, 07/15/23 (n)	11,387	11,405
0.25%, 01/15/25 (n)	3,097	3,029
2.38%, 01/15/25 - 01/15/27 (n)	228,062	269,461
2.00%, 01/15/26 (n)	88,094	100,812
1.75%, 01/15/28 (n)	80,750	91,128
3.63%, 04/15/28 (n)	293	397
2.50%, 01/15/29 (n)	47,717	58,568
3.88%, 04/15/29 (n)	1,439	2,032
0.75%, 02/15/42 - 02/15/45 (n)	16,333	14,795
1.38%, 02/15/44 (n)	2,538	2,684
		686,855
U.S. Treasury Securities - 15.9%
U.S. Treasury Bond
6.13%, 11/15/27 - 08/15/29	17,100	23,804
4.25%, 05/15/39	18,800	22,597
4.50%, 08/15/39	13,400	16,707
4.38%, 11/15/39 - 05/15/40	33,200	40,674
4.63%, 02/15/40	8,100	10,288
3.13%, 02/15/42 - 08/15/44	157,400	156,936
3.00%, 05/15/42 - 11/15/44	55,400	53,982
2.75%, 08/15/42 - 11/15/42	59,800	55,407
2.88%, 05/15/43	1,300	1,233
3.75%, 11/15/43	2,400	2,687
3.63%, 02/15/44	12,400	13,572
3.38%, 05/15/44	7,600	7,945
2.50%, 02/15/45	109,300	95,740
U.S. Treasury Note
0.63%, 09/30/17 (o)	17,000	16,948
2.00%, 08/31/21 (o)	500	501
2.25%, 11/15/24 (o)	121,700	120,749
2.13%, 05/15/25	75,900	74,400
		714,170

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 30.5%
Federal Home Loan Mortgage Corp. - 1.0%
Federal Home Loan Mortgage Corp.
6.00%, 03/01/16 - 05/01/40	7,699	8,716
5.50%, 05/01/26 - 08/15/40	6,826	7,640
2.55%, 07/01/27 (i)	1	1
4.50%, 07/15/45, TBA (g)	13,000	14,030
6.00%, 07/15/45, TBA (g)	1,000	1,133
REMIC, 7.00%, 05/15/23	84	94
REMIC, 0.64%, 11/15/30 (i)	1	2
REMIC, 4.50%, 03/15/34	7,721	8,353
REMIC, 0.23%, 12/25/36 (i)	702	698
REMIC, 3.50%, 01/15/42	4,273	4,333
REMIC, 1.35%, 02/25/45 (i)	53	54
		45,054
Federal National Mortgage Association - 27.6%
Federal National Mortgage Association
4.00%, 07/01/15 - 10/01/31	49,210	52,247
6.00%, 05/01/16 - 05/01/41	74,275	84,477
5.50%, 06/01/16 - 09/01/41	112,138	125,917
4.50%, 12/01/17 - 07/01/42	33,341	35,469
3.50%, 06/01/20 - 06/01/29	19,543	20,629
3.00%, 04/01/21 - 06/01/22	11,543	11,996
3.89%, 07/01/21	2,758	2,971
3.33%, 11/01/21	94	98
3.16%, 05/01/22	12,786	13,378
2.31%, 08/01/22	4,000	3,980
5.00%, 05/01/23 - 06/01/41	8,404	9,298
2.87%, 09/01/27	2,800	2,738
6.50%, 07/01/29	—	—
3.00%, 07/15/30 - 08/15/45, TBA (g)	154,000	154,565
4.00%, 07/15/30 - 08/15/45, TBA (g)	191,000	201,635
3.50%, 08/15/30 - 08/15/45, TBA (g)	256,000	263,276
1.98%, 01/01/35 (i)	981	1,040
1.55%, 09/01/40 (i)	3	3
1.35%, 06/01/43 (i)	278	285
4.50%, 07/15/45 - 08/15/45, TBA (g)	67,000	72,286
5.50%, 07/15/45, TBA (g)	38,000	42,670
6.00%, 07/15/45, TBA (g)	14,000	15,914
5.00%, 08/15/45, TBA (g)	106,000	116,966
REMIC, 5.00%, 04/25/33	154	168
REMIC, 2.20%, 05/25/35 (i)	62	65
REMIC, 0.25%, 07/25/37 (i)	420	394
REMIC, 0.69%, 06/25/39 (i)	8,244	8,314
REMIC, 6.50%, 12/25/42	42	47
REMIC, 0.54%, 03/25/44 (i)	213	212
		1,241,038
Government National Mortgage Association - 1.6%
Government National Mortgage Association
1.63%, 05/20/26 - 05/20/30 (i)	40	41
1.75%, 02/20/27 - 02/20/32 (i)	66	68
2.00%, 04/20/30 (i)	4	4
5.00%, 02/15/38 - 07/15/41	35,277	39,160
3.00%, 07/15/45, TBA (g)	10,000	10,077
3.50%, 07/15/45 - 08/15/45, TBA (g)	21,000	21,723
		71,073
Small Business Administration Participation Certificates - 0.3%
Small Business Administration Participation Certificates
6.29%, 01/01/21	5	5
5.13%, 09/01/23	13	14
5.52%, 06/01/24	252	275
5.29%, 12/01/27	417	458
5.16%, 02/01/28	5,700	6,282
5.49%, 03/01/28	5,110	5,645
		12,679

Total Government and Agency Obligations (cost $3,457,465)		3,413,478

PREFERRED STOCKS - 0.1%

FINANCIALS - 0.1%
Wells Fargo & Co., 7.50%, Series L (m) (v)	5	5,875

Total Preferred Stocks (cost $6,056)		5,875

PURCHASED OPTIONS - 0.1%
Call Swaption, 3-Month LIBOR versus 0.80% fixed, Expiration 01/19/16, MSC (q)	1,421	144

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Call Swaption, 3-Month LIBOR versus 1.10% fixed, Expiration 01/29/16, BOA (q)	2,582	559
Call Swaption, 3-Month LIBOR versus 1.50% fixed, Expiration 01/29/16, MSC (q)	241	72
Call Swaption, 3-Month LIBOR versus 1.75% fixed, Expiration 01/29/16, MSC (q)	241	73
Call Swaption, 3-Month LIBOR versus 1.75% fixed, Expiration 07/30/15, CIT (q)	119	—
Call Swaption, 3-Month LIBOR versus 2.10% fixed, Expiration 01/30/18, JPM (q)	477	392
Put Swaption, 3-Month LIBOR versus 2.58% fixed, Expiration 05/12/16, MSC (q)	229	827
Put Swaption, 3-Month LIBOR versus 2.58% fixed, Expiration 05/23/16, MSC (q)	532	1,963

Total Purchased Options (cost $4,879)		4,030

TRUST PREFERREDS - 0.4%

FINANCIALS - 0.4%
GMAC Capital Trust I, 8.13%, (callable at 25 beginning 02/15/16)	740	19,225

Total Trust Preferreds (cost $18,500)		19,225

OTHER EQUITY INTERESTS - 0.0%
General Motors Co. Escrow (c) (f) (q) (u) (v)	128	—

Total Other Equity Interests (cost $0)		—

VARIABLE RATE SENIOR LOAN INTERESTS - 0.2% (i)

CONSUMER DISCRETIONARY - 0.1%
Chrysler Group LLC Term Loan B, 3.50%, 05/24/17	$1,995	1,990

HEALTH CARE - 0.1%
HCA Inc. Term Loan B-5, 2.94%, 03/31/17	5,841	5,835

Total Variable Rate Senior Loan Interests (cost $7,837)		7,825

SHORT TERM INVESTMENTS - 8.2%

Certificates of Deposit - 0.6%
Banco Bilbao Vizcaya Argentaria, 1.13%, 05/16/16 (i)	11,500	11,460
Intesa Sanpaolo SpA, 1.66%, 04/11/16 (e) (i)	14,900	14,935
		26,395
Commercial Paper - 2.0%
Ford Motor Credit Co. LLC, 0.82%, 09/03/15 (r)	6,000	5,994
Mondelez International Inc.
0.46%, 07/06/15	16,700	16,699
0.47%, 07/23/15	22,600	22,593
Nationwide Building Society, 0.43%, 08/27/15	10,400	10,393
Williams Partners LP
0.51%, 07/10/15	7,700	7,699
0.18%, 07/13/15	19,000	18,997
Wyndham Worldwide Corp., 0.99%, 07/07/15 (r)	6,400	6,399
		88,774
Federal Home Loan Bank - 0.2% (w)
Federal Home Loan Bank
0.09%, 08/05/15	1,700	1,700
0.15%, 11/25/15	5,400	5,397
		7,097
Federal National Mortgage Association - 0.0% (w)
Federal National Mortgage Association, 0.10%, 10/14/15	400	400

Securities Lending Collateral - 1.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	44,895	44,895

Treasury Securities - 4.4%
Brazil Letras do Tesouro Nacional, 0.00%, 04/01/16 (j), BRL	650,600	189,143
U.S. Treasury Bill
0.01%, 08/06/15 (o)	$3,266	3,266
0.01%, 08/13/15 (o)	51	51
0.02%, 08/20/15 (o)	630	630
0.01%, 09/03/15 (o)	1,078	1,078
0.01%, 09/10/15 (o)	290	290
0.01%, 09/17/15 (o)	303	303
0.01%, 09/24/15 (o)	981	981
0.00%, 10/08/15 (o)	1,795	1,795
0.00%, 10/15/15 (o)	672	672
0.01%, 11/12/15 (o)	401	401
		198,610

Total Short Term Investments (cost $359,698)		366,171

Total Investments - 121.5% (cost $5,474,918)		5,452,992
Other Assets and Liabilities, Net - (21.5%)		(965,225)
Total Net Assets - 100.0%		$4,487,767

Portfolio Composition:	Percentage of Total Investments
Government Securities	37.5%
U.S. Government Agency MBS	25.1
Non-U.S. Government Agency ABS	12.4
Financials	12.1
Energy	2.2
Telecommunication Services	1.0
Utilities	0.7
Health Care	0.6
Consumer Discretionary	0.5
Consumer Staples	0.4
Information Technology	0.3
Industrials	0.2
Materials	0.2
Purchased Options	0.1
Short Term Investments	6.7
Total Investments	100.0%

JNL/PPM America Floating Rate Income Fund †

	Shares/Par (t)	Value
CORPORATE BONDS AND NOTES - 4.5%
CONSUMER DISCRETIONARY - 0.7%
Argos Merger Sub Inc., 7.13%, 03/15/23 (r)	$247	$259
BC Mountain LLC, 7.00%, 02/01/21 (r)	100	89
Beazer Homes USA Inc., 5.75%, 06/15/19	1,000	985
Boyd Gaming Corp., 6.88%, 05/15/23	1,033	1,059
Churchill Downs Inc., 5.38%, 12/15/21	420	431
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (r)	51	50
Gibson Brands Inc., 8.88%, 08/01/18 (r)	194	196
GLP Capital LP
4.88%, 11/01/20	311	316
5.38%, 11/01/23	243	250
KB Home, 7.50%, 09/15/22	234	243
Levi Strauss & Co., 5.00%, 05/01/25 (r)	316	306
Live Nation Entertainment Inc., 5.38%, 06/15/22 (r)	646	646
MGM Resorts International, 6.75%, 10/01/20	804	850

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (r) (y)	1,000	1,074
PVH Corp., 4.50%, 12/15/22	229	227
Regal Entertainment Group, 5.75%, 03/15/22	800	809
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	131	135
Sally Holdings LLC, 5.50%, 11/01/23	494	514
Seminole Hard Rock Entertainment Inc., 5.88%, 05/15/21 (r)	427	431
Springs Industries Inc., 6.25%, 06/01/21	471	460
Tempur Sealy International Inc., 6.88%, 12/15/20	121	128
Unitymedia KabelBW GmbH, 6.13%, 01/15/25 (r)	1,000	1,045
WideOpenWest Finance LLC, 10.25%, 07/15/19	1,000	1,068
		11,571
CONSUMER STAPLES - 0.5%
B&G Foods Inc., 4.63%, 06/01/21	549	541
Energizer SpinCo Inc., 5.50%, 06/15/25 (r)	870	859
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (r)	1,281	1,224
HJ Heinz Co., 4.25%, 10/15/20	1,506	1,538
JBS Investments GmbH, 7.25%, 04/03/24 (r)	2,490	2,577
Prestige Brands Inc., 5.38%, 12/15/21 (r)	135	135
Spectrum Brands Inc., 5.75%, 07/15/25 (r)	952	966
		7,840
ENERGY - 1.0%
Arch Coal Inc., 8.00%, 01/15/19 (r)	591	124
Calumet Specialty Products Partners LP, 6.50%, 04/15/21	1,000	985
Chesapeake Energy Corp., 3.53%, 04/15/19 (i)	1,383	1,265
DCP Midstream LLC, 5.85%, 05/21/43 (i) (r)	1,344	1,065
Energy XXI Gulf Coast Inc., 6.88%, 03/15/24	1,732	563
EnQuest Plc, 7.00%, 04/15/22 (r)	1,000	790
EP Energy LLC, 6.38%, 06/15/23 (r)	1,248	1,251
Parker Drilling Co., 7.50%, 08/01/20	712	648
PVR Partners LP, 6.50%, 05/15/21	1,119	1,183
Range Resources Corp., 4.88%, 05/15/25 (r)	2,422	2,353
Regency Energy Partners LP
5.88%, 03/01/22	876	932
5.00%, 10/01/22	81	82
Rosetta Resources Inc., 5.88%, 06/01/22	1,975	2,107
Seadrill Ltd., 6.13%, 09/15/17 (k) (r)	192	169
SM Energy Co., 5.63%, 06/01/25	674	667
Tesoro Corp., 5.13%, 04/01/24	842	846
Transocean Inc., 6.88%, 12/15/21 (l)	500	452
		15,482
FINANCIALS - 0.4%
AerCap Ireland Capital Ltd., 3.75%, 05/15/19 (r)	1,333	1,318
Altice Financing SA, 6.63%, 02/15/23 (r)	750	745
International Lease Finance Corp., 4.63%, 04/15/21	1,649	1,665
Santander UK Plc, 5.00%, 11/07/23 (r)	768	785
Stena AB, 7.00%, 02/01/24 (r)	1,498	1,445
		5,958
HEALTH CARE - 0.6%
Capsugel SA, 7.00%, 05/15/19 (r) (y)	595	605
Endo Finance LLC, 6.00%, 07/15/23 (r)	484	495
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22	274	275
HCA Inc., 3.75%, 03/15/19	623	628
Hologic Inc., 5.25%, 07/15/22 (r)	401	410
JLL/Delta Dutch Newco BV, 7.50%, 02/01/22 (r)	698	728
Mallinckrodt International Finance SA, 4.88%, 04/15/20 (r)	1,500	1,526
Pinnacle Merger Sub Inc., 9.50%, 10/01/23 (r)	617	689
Tenet Healthcare Corp., 6.00%, 10/01/20	570	608
THC Escrow Corp. II, 6.75%, 06/15/23 (r)	540	551
Valeant Pharmaceuticals International Inc., 6.75%, 08/15/18 (r)	1,000	1,049
VRX Escrow Corp.
5.88%, 05/15/23 (r)	1,000	1,024
6.13%, 04/15/25 (r)	1,440	1,483
		10,071
INDUSTRIALS - 0.3%
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (r)	692	531
Aviation Capital Group Corp., 3.88%, 09/27/16 (r)	1,346	1,370
Bombardier Inc.
6.00%, 10/15/22 (r)	1,009	895
6.13%, 01/15/23 (r)	585	519
Meritor Inc., 6.25%, 02/15/24	815	805
		4,120
INFORMATION TECHNOLOGY - 0.4%
Boxer Parent Co. Inc., 9.00%, 10/15/19 (r) (y)	1,657	1,176
CommScope Inc., 4.38%, 06/15/20 (r)	864	873
Entegris Inc., 6.00%, 04/01/22 (r)	1,273	1,308
First Data Corp., 7.38%, 06/15/19 (r)	268	278
NXP BV
5.75%, 02/15/21 (r)	212	220
5.75%, 03/15/23 (r)	242	252
Sanmina Corp., 4.38%, 06/01/19 (r)	1,354	1,351
SS&C Technologies Holdings Inc., 5.88%, 07/15/23 (p) (q)	464	469
ViaSat Inc., 6.88%, 06/15/20	1,000	1,055
		6,982
MATERIALS - 0.2%
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (r)	331	314
Cemex SAB de CV, 5.03%, 10/15/18 (r) (i)	1,000	1,052
Rain CII Carbon LLC, 8.25%, 01/15/21 (r)	1,000	973
Signode Industrial Group Lux SA, 6.38%, 05/01/22 (r)	1,088	1,055
		3,394
TELECOMMUNICATION SERVICES - 0.1%
Inmarsat Finance Plc, 4.88%, 05/15/22 (r)	1,519	1,466
Sprint Corp., 7.13%, 06/15/24	624	579
		2,045
UTILITIES - 0.3%
AES Corp.
3.28%, 06/01/19 (i)	1,000	1,000
5.50%, 04/15/25	1,750	1,663
PPL Energy Supply LLC, 6.50%, 06/01/25 (r)	1,985	1,985
RJS Power Holdings LLC, 5.13%, 07/15/19 (r)	276	270
		4,918

Total Corporate Bonds and Notes (cost $74,822)		72,381

VARIABLE RATE SENIOR LOAN INTERESTS - 93.2% (i)

CONSUMER DISCRETIONARY - 28.6%
24 Hour Fitness Worldwide Inc. Term Loan B, 4.75%, 05/18/21	2,970	2,812
Academy Ltd. Term Loan B, 0.00%, 07/16/22 (z)	4,500	4,496
Acosta Inc. Term Loan, 4.25%, 09/26/21	6,875	6,847
Acosta Inc. Term Loan B, 0.00%, 09/26/21 (z)	900	896

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Advantage Sales and Marketing Inc. 1st Lien New Term Loan
0.00%, 07/11/21 (z)	900	895
4.25%, 07/11/21	6,551	6,514
Advantage Sales and Marketing, Inc. 2nd Lien Term Loan, 7.50%, 07/10/22	900	903
Affinion Group Replacement Term Loan, 6.75%, 10/10/16	1,910	1,826
AlliedBarton Security Services LLC Term Loan, 4.25%, 02/12/21	2,917	2,912
Allison Transmission Inc. Term Loan, 3.50%, 08/08/19	3,254	3,258
AMAYA Holdings BV Term Loan, 5.00%, 07/29/21	6,253	6,242
AMC Entertainment Inc. Term Loan B, 3.50%, 04/30/20	3,064	3,049
American Tire Distributors Holdings Inc. Term Loan, 5.25%, 10/01/21	3,713	3,743
Apex Tool Group LLC Term Loan B, 4.50%, 01/31/20	3,747	3,669
ARAMARK Corp. Extended Term Loan, 3.65%, 07/26/16	123	123
ARAMARK Corp. Term Loan
3.65%, 07/26/16	72	72
3.25%, 09/21/19	5,820	5,807
3.25%, 02/21/21	1,933	1,923
Ascend Learning LLC 1st Lien Term Loan
6.00%, 07/31/19	197	197
6.00%, 07/31/19	1,977	1,979
Atlantic Broadband Finance LLC Term Loan, 3.25%, 11/30/19	1,143	1,138
Autoparts Holdings Ltd. 1st Lien Term Loan
7.00%, 07/29/17	715	683
7.00%, 07/29/17	1,292	1,235
Bass Pro Group LLC Term Loan B, 4.00%, 06/05/20	5,163	5,158
Bombardier Recreational Products Inc. Term Loan B, 3.75%, 01/31/19	5,771	5,763
Borgata Term Loan B, 6.50%, 08/15/18	2,621	2,643
Boyd Gaming Corp. Term Loan B, 4.00%, 08/15/20	3,630	3,636
Burger King Corp. Term Loan B, 3.75%, 12/10/21	5,832	5,823
Burlington Coat Factory Warehouse Corp. Term, 4.25%, 07/24/21	2,793	2,790
Caesars Entertainment Corp. Term Loan, 9.75%, 03/01/17 (c) (d)	643	559
Caesars Entertainment Resort Properties LLC 1st Lien Term Loan, 7.00%, 10/11/20	4,433	4,009
Caesars Growth Properties Holdings LLC 1st Lien Term Loan, 6.25%, 04/10/21	3,138	2,654
Camping World Inc. Term Loan, 0.00%, 02/20/20 (z)	450	452
Camping World Inc. Term Loan B
5.75%, 02/14/20	38	39
5.75%, 02/14/20	2,812	2,823
Centerplate Inc. Term Loan, 4.75%, 11/13/19	1,481	1,478
Cequel Communications LLC Term Loan, 3.50%, 02/14/19	5,415	5,389
Charter Communications Operating LLC Term Loan E, 3.00%, 04/25/20	4,798	4,740
Charter Communications Operating LLC Term Loan F, 3.00%, 12/31/20	463	457
Chrysler Group LLC Term Loan B
3.50%, 05/24/17	1,899	1,894
3.25%, 12/31/18	2,469	2,460
Cinemark USA Inc. Term Loan
3.19%, 05/05/22	338	339
3.19%, 05/05/22	145	146
3.19%, 05/05/22	254	255
3.19%, 05/05/22	254	255
5.13%, 12/15/22	270	268
Citycenter Holdings LLC Term Loan B, 4.25%, 10/09/20	7,199	7,205
Clear Channel Communications Inc. Term Loan, 6.94%, 01/30/19	9,000	8,298
Coinmach Corp. Term Loan, 4.25%, 11/15/19	5,808	5,781
Cooper Standard Auto Term Loan, 4.00%, 03/27/21	2,473	2,466
CSC Holdings Inc. Term Loan, 2.69%, 04/25/20	1,975	1,953
David’s Bridal Inc. Initial Term Loan, 5.25%, 10/08/19	2,866	2,743
Dealer Tire, LLC 1st Lien Term Loan, 5.50%, 12/22/21	1,741	1,753
Dollar Tree Inc. Term Loan B-1, 3.50%, 05/26/22	5,993	5,988
Dynacast International LLC Term Loan, 4.50%, 01/28/22	898	896
Ellucian Term Loan
0.00%, 07/19/18 (z)	1,500	1,498
4.00%, 07/19/18	949	948
Expro US Finco LLC Term Loan, 5.75%, 08/11/21	3,474	3,049
Extended Stay America Term Loan, 5.00%, 05/27/19	2,932	2,979
Formula One Holdings Term Loan
4.75%, 07/30/21	8,137	8,083
7.75%, 07/29/22	1,250	1,247
Four Seasons Hotels Ltd. 2nd Lien Term Loan, 6.25%, 12/23/20 (f)	1,968	1,968
Four Seasons Hotels Ltd. New Term Loan, 3.50%, 06/27/20	3,276	3,276
Freedom Group Inc. Term Loan
5.50%, 04/19/19	2,419	2,292
5.50%, 04/19/19	499	473
Garda World Security Corp. Delayed Draw Term Loan, 4.00%, 11/05/20	401	400
Garda World Security Corp. Term Loan B, 4.00%, 11/05/20	1,569	1,562
Getty Images Inc. Initial Term Loan, 4.75%, 10/03/19	1,901	1,405
GNC Corp. Term Loan, 3.25%, 03/04/19	3,894	3,829
Harrah’s Operating Company Inc. Term Loan B-7, 9.75%, 03/01/17 (d)	3,088	2,685
Hilton Worldwide Finance LLC Term Loan B-2, 3.50%, 09/23/20	7,007	7,008
Hilton Worldwide Inc. Term Loan B, 3.50%, 09/23/20	2,622	2,622
Houghton Mifflin Harcourt Co. Term Loan, 4.00%, 05/10/21	1,800	1,791
Hudson’s Bay Co. Initial Term Loan
4.75%, 10/07/20	85	85
4.75%, 10/07/20	340	340
4.75%, 10/07/20	170	170
4.75%, 10/07/20	510	511
IMG Worldwide Holdings Inc. 1st Lien Term Loan
5.25%, 03/19/21	3,625	3,615
5.25%, 03/19/21	335	334
Information Resources Inc. Term Loan, 4.75%, 09/26/20	1,484	1,488
Information Resources Inc. Term Loan B
4.75%, 09/26/20	694	696
4.75%, 09/26/20	291	291
4.75%, 09/26/20	1,132	1,135

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
J. Crew Group Inc. New Term Loan B
4.00%, 03/05/21	845	727
4.00%, 03/05/21	723	622
4.00%, 03/05/21	210	181
4.00%, 03/05/21	643	553
4.00%, 03/05/21	841	724
Kasima LLC Term Loan, 3.25%, 05/23/21	1,069	1,065
Landry’s Inc. Term Loan B, 4.00%, 04/24/18	2,567	2,572
Leslie’s Poolmart Inc. Term Loan B, 4.25%, 10/16/19	1,965	1,965
Liberty Global Term Loan
4.50%, 12/24/21	1,750	1,744
7.75%, 06/23/23	550	550
Life Time Fitness Term Loan B, 0.00%, 01/03/22 (z)	4,500	4,464
Live Nation Entertainment Inc. Term Loan B-1, 3.50%, 08/14/20	2,898	2,897
Media General Inc. Term Loan B, 4.25%, 07/30/20	4,625	4,621
Mediacom Broadband Term Loan F, 2.65%, 03/31/18	2,469	2,452
Men’s Wearhouse Inc. Term Loan B, 4.50%, 04/15/21	1,886	1,889
Metaldyne Performance Group Inc., 0.00%, 10/20/21 (z)	2,000	1,993
MGM Resorts International Term Loan B
3.50%, 12/20/19	482	478
3.50%, 12/20/19	5,140	5,101
3.50%, 12/20/19	1,400	1,389
Michaels Stores Inc. Term Loan
3.75%, 01/25/20	583	581
3.75%, 01/25/20	4,693	4,676
3.75%, 01/25/20	583	581
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/05/19	6,028	5,993
MPG Holdco I Inc. Term Loan B, 3.75%, 10/10/21	2,023	2,016
Neiman Marcus Group Inc. Term Loan, 4.25%, 10/25/20	9,863	9,795
Numericable U.S. LLC Term Loan B-1, 4.50%, 04/25/20	3,734	3,742
Numericable U.S. LLC Term Loan B-2, 4.50%, 04/25/20	3,231	3,238
Orbitz Worldwide Inc. Term Loan C, 4.50%, 04/15/21	1,722	1,720
Party City Holdings Inc. Term Loan
4.00%, 07/27/19	257	256
4.00%, 07/27/19	289	288
4.00%, 07/27/19	2,049	2,045
4.00%, 07/27/19	2,295	2,290
4.00%, 07/27/19	2,286	2,281
Peninsula Gaming LLC Term Loan B, 4.25%, 11/20/17	2,994	2,998
PETCO Animal Supplies Inc. New Term Loan
0.00%, 11/24/17 (z)	2,000	1,997
4.00%, 11/24/17	3,670	3,665
Petsmart Inc. Covenant-Lite Term Loan B, 4.25%, 03/10/22	11,563	11,531
Pilot Travel Centers LLC Term Loan B, 4.25%, 10/01/21	3,960	3,995
Pinnacle Entertainment Inc. Term Loan B-2, 3.75%, 08/04/20	2,519	2,518
Polymer Group Inc. Additional Term Loan, 5.25%, 12/19/19	4,964	4,980
Quebecor Media Inc. Term Loan B-1, 3.25%, 07/29/20	3,930	3,858
Regal Cinemas Corp. Term Loan B
3.75%, 12/15/21	2,503	2,504
3.75%, 12/15/21	1,128	1,128
Sabre Inc. Term Loan B, 4.00%, 02/19/19	3,095	3,088
Sabre Inc. Term Loan B-2, 4.50%, 02/19/19	2,948	2,943
Scientific Games Corp. Term Loan
6.00%, 06/14/20	131	130
6.00%, 06/14/20	5,381	5,378
6.00%, 06/14/20	5,479	5,476
6.00%, 06/14/20	733	733
6.00%, 06/14/20	98	98
Scientific Games International Inc. Term Loan, 6.00%, 09/17/21	1,493	1,491
Seaworld Parks & Entertainment Inc. Term Loan B-2, 3.00%, 05/14/20	2,840	2,731
SeaWorld Parks & Entertainment Inc. Term Loan B-3, 4.00%, 05/14/20	1,924	1,915
Seminole Hard Rock Entertainment Inc. Term Loan, 3.50%, 05/15/20	817	813
ServiceMaster Co. LLC Term Loan, 4.25%, 06/27/21	11,818	11,809
Sinclair Television Group Inc. Incremental Term Loan B, 3.50%, 07/30/21	750	748
Sinclair Television Group Inc. Term Loan B
3.00%, 04/09/20	413	411
3.00%, 04/19/20	2,150	2,140
3.00%, 04/19/20	1,335	1,329
SRAM LLC Term Loan
4.00%, 04/10/20	594	588
4.00%, 04/10/20	2,748	2,721
4.00%, 04/10/20	85	84
Staples Inc. Term Loan B-1, 0.00%, 04/24/21 (z)	4,500	4,490
Station GVR Acquisition LLC Term Loan B, 4.25%, 03/01/20	5,538	5,531
Tempur-Pedic International Inc. Term Loan B, 3.50%, 12/31/19	2,860	2,857
TI Group Automotive Systems Term Loan, 0.00%, 06/25/22 (z)	3,600	3,587
Travelport Finance Sarl Term Loan, 5.75%, 08/15/21	3,483	3,486
Tribune Media Co. Term Loan, 3.75%, 12/27/20	5,000	4,998
TWCC Holding Corp. Term Loan B-1, 5.75%, 02/11/20	2,630	2,591
Univision Communications Inc. Incremental Term Loan, 4.00%, 03/01/20	9,683	9,604
Univision Communications Inc. Replacement 1st Lien Term Loan, 0.00%, 03/01/20 (z)	1,800	1,784
Univision Communications Inc. Replacement 1st Lien Term Loan, 4.00%, 03/01/20	7,161	7,097
USI Inc. Term Loan, 4.25%, 12/27/19	3,864	3,856
Varsity Brands Holding Co. Inc. Term Loan, 6.00%, 12/10/21	971	976
Visant Holding Corp. Term Loan, 7.00%, 08/15/21	4,953	4,771
Waddington North America Inc. Term Loan
4.50%, 05/30/20	1,788	1,770
4.50%, 05/30/20	1,051	1,040
4.50%, 06/07/20	351	347
4.50%, 06/07/20	114	113
8.50%, 11/24/20	1,000	990
WASH Multifamily Acquisition Inc. 1st Lien Term Loan, 0.00%, 05/15/22 (z)	1,915	1,900
WASH Multifamily Laundry Systems Term Loan, 0.00%, 05/13/22 (z)	335	333
WaveDivision Holdings LLC Term Loan, 4.00%, 08/08/19	4,131	4,126
Weather Co. Term Loan
7.00%, 12/21/20	984	915

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
7.00%, 12/21/20	2,016	1,875
Weight Watchers International Inc. Initial Term Loan B-2, 4.00%, 04/02/20	3,860	1,850
WideOpenWest Finance LLC US Term Loan B
0.00%, 04/01/19 (z)	1,000	997
4.50%, 04/01/19	5,635	5,620
WMG Acquisition Corp. Refinancing Term Loan, 3.75%, 07/06/20	2,948	2,900
Ziggo BV Term Loan B-1
3.50%, 01/15/22	510	503
3.50%, 01/15/22	2,448	2,417
Ziggo BV Term Loan B-2, 3.50%, 01/15/22	1,906	1,882
Ziggo BV Term Loan B-3, 3.50%, 01/15/22	3,135	3,095
		455,702
CONSUMER STAPLES - 4.7%
Albertson’s LLC Delayed Draw Term Loan, 5.38%, 03/21/19	3,000	3,010
Albertson’s LLC Term Loan B-2, 5.38%, 05/21/19	3,288	3,299
Albertsons LLC Term Loan B-4, 5.50%, 08/10/21	4,489	4,506
BJ’s Wholesale Club Inc. Term Loan B, 4.50%, 11/01/19	7,401	7,387
D.E. Master Blenders Term Loan, 3.50%, 07/02/21	1,000	995
Del Monte 1st Lien Term Loan
4.25%, 01/26/21	1,962	1,867
4.25%, 01/26/21	13	12
Del Monte 2nd Lien Term Loan, 8.25%, 07/26/21	500	451
Dole Food Co. Inc. New Term Loan B
3.50%, 10/25/18	573	573
4.50%, 10/25/18	573	573
4.50%, 10/25/18	573	573
4.50%, 10/25/18	573	573
4.50%, 10/25/18	573	573
4.50%, 10/25/18	573	573
4.50%, 10/25/18	184	184
4.50%, 10/25/18	479	479
Hearthside Group Holdings LLC 1st Lien Term Loan, 4.50%, 04/23/21	1,881	1,883
HJ Heinz Co. Term Loan B-2, 3.25%, 04/15/20	5,196	5,194
Hostess Brands Inc. Term Loan, 6.75%, 03/11/20	2,406	2,436
JBS USA LLC Incremental Term Loan, 3.75%, 09/22/20	2,948	2,938
Pinnacle Foods Finance LLC Term Loan G, 3.00%, 04/16/20	1,712	1,703
Pinnacle Foods Finance LLC Term Loan H, 3.00%, 04/29/20	1,965	1,955
Portillo’s Holdings, LLC 1st Lien Term Loan, 4.75%, 08/01/21	2,977	2,977
Prestige Brands Inc. Term Loan, 3.50%, 09/03/21	2,451	2,445
Reynolds Group Holdings Inc. New Dollar Term Loan, 4.50%, 12/26/18	2,825	2,832
Reynolds Group Holdings Inc.Term Loan
4.50%, 12/26/18	3,329	3,338
4.50%, 12/26/18	1,716	1,720
Rite Aid Corp. 2nd Lien Term Loan, 4.88%, 06/21/21	4,000	3,999
Sun Products Corp. Term Loan B, 5.50%, 03/23/20	2,912	2,830
SUPERVALU Inc. New Term Loan, 4.50%, 03/21/19	5,857	5,864
U.S. Foodservice Inc. Term Loan, 4.50%, 03/31/19	6,860	6,866
		74,608
ENERGY - 5.0%
Alpha Natural Resources Inc. Term Loan B, 3.50%, 05/25/20	2,933	2,101
Astoria Energy LLC Term Loan B, 5.00%, 12/18/21	3,427	3,449
Bayonne Energy Center LLC Term Loan B, 5.00%, 07/02/21	335	335
Caelus Energy Alaska O3 LLC 2nd Lien Term Loan, 8.75%, 04/02/21	2,800	2,268
Chief Exploration & Development LLC 2nd Lien Term Loan, 7.50%, 05/12/21	700	657
Citgo Holding Inc. Term Loan B, 9.50%, 05/09/18	4,307	4,316
Citgo Petroleum Corp. Term Loan B, 4.50%, 07/23/21	963	962
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21	5,129	4,172
Eco Services Operations LLC Term Loan, 4.75%, 10/09/21	2,488	2,469
Emerald Performance Materials, LLC 2nd Lien Term Loan, 7.75%, 07/23/22	900	893
Energy Future Intermediate Holding Company LLC Term Loan, 4.25%, 06/10/16	2,500	2,499
Energy Transfer Equity LP 1st Lien Term Loan, 3.25%, 11/15/19	5,000	4,953
Energy Transfer Equity LP New Term Loan, 4.00%, 12/02/19	1,673	1,671
EP Energy LLC Incremental Term Loan, 4.50%, 04/24/19	1,481	1,477
Fieldwood Energy LLC 1st Lien Term Loan
0.00%, 09/28/18 (z)	—	—
3.88%, 09/28/18	103	98
3.88%, 09/28/18	2,034	1,934
3.88%, 09/28/18	615	585
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/24/20	5,100	3,895
Floatel International Ltd. Term Loan, 6.00%, 05/22/20	2,963	2,340
Jonah Energy LLC 2nd Lien Term Loan, 7.50%, 05/07/21	2,300	2,174
MRC Global Inc. New Term Loan, 5.00%, 11/14/19	2,002	1,985
Ocean Rig UDW Inc. Term Loan, 5.50%, 07/18/21	4,476	3,799
Oxbow Carbon LLC 2nd Lien Term Loan, 8.00%, 01/19/20 (f)	1,000	943
Oxbow Carbon LLC Term Loan B, 4.25%, 07/19/19	2,700	2,683
Pacific Drilling SA Term Loan, 4.50%, 06/03/18	3,920	3,146
Peabody Energy Corp. Term Loan, 4.25%, 09/20/20	4,913	4,121
Quicksilver Resources Inc. 2nd Lien Term Loan, 7.00%, 06/21/19 (c) (d)	4,000	2,355
Samson Investment Co. Term Loan 1, 5.00%, 09/25/18	4,350	1,686
Seadrill Ltd. Term Loan B, 4.00%, 02/12/21	7,764	5,847
Sheridan Production Partners I-A LP Term Loan B-2, 4.25%, 10/05/19	424	371
Sheridan Production Partners I-M LP Term Loan B-2, 4.25%, 10/05/19	259	227
TPF Generation Holdings, LLC Term Loan, 5.50%, 09/26/21	1,990	2,006
Vantage Delware Holdings LLC Term Loan, 5.75%, 03/28/19	1,955	1,185

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Western Refining Inc. Term Loan B, 4.25%, 11/25/20	2,955	2,940
Wheelabrator Technologies Inc. Term Loan
5.00%, 10/15/21	3,336	3,369
5.00%, 10/15/21	148	149
		80,060
FINANCIALS - 6.0%
Acrisure LLC Term Loan B, 5.25%, 05/13/22	1,622	1,614
Altice Financing SA 1st Lien Term Loan B, 5.25%, 01/29/22	1,000	1,002
AmWINS Group Inc. Term Loan
5.25%, 09/06/19	1,100	1,109
5.25%, 09/06/19	2,405	2,424
Asurion LLC Incremental Term Loan, 4.25%, 06/20/20	4,630	4,609
Asurion LLC Term Loan
5.00%, 05/24/19	982	983
5.00%, 05/24/19	5,317	5,326
BATS Global Markets Inc. Term Loan B, 5.75%, 02/19/20	884	886
Capital Automotive LP 2nd Lien Term Loan, 6.00%, 04/25/20	3,250	3,296
Capital Automotive LP Term Loan B, 4.00%, 04/19/19	3,198	3,203
Communications Sales & Leasing Inc. Term Loan B
5.00%, 10/20/22	173	170
5.00%, 10/20/22	1,712	1,679
5.00%, 10/20/22	1,815	1,781
DTZ U.S. Borrower LLC 1st Lien Term Loan, 5.50%, 10/28/21	1,554	1,559
DTZ U.S. Borrower LLC Delayed Draw Term Loan, 5.50%, 10/28/21	933	936
Endo Luxembourg Finance Term Loan, 0.00%, 06/24/16 (z)	4,050	4,045
Endo Luxembourg Finance Term Loan B, 0.00%, 06/24/22 (z)	2,520	2,525
Everest Acquisition LLC Term Loan B-3, 3.50%, 05/24/18	333	331
Guggenheim Partners Investment Management Holdings LLC Initial Term Loan, 4.25%, 07/17/20	2,547	2,556
Harbourvest Partners LP Extended Term Loan, 3.25%, 02/04/21	1,204	1,192
HUB International Ltd. Term Loan B, 4.00%, 09/17/20	7,900	7,836
INEOS Finance Plc Term Loan, 4.25%, 03/31/22	1,795	1,795
INEOS US Finance LLC New Term Loan, 3.75%, 05/14/18	8,490	8,458
LPL Holdings Inc. Incremental Term Loan B, 3.25%, 03/29/19	3,890	3,878
National Financial Partners Corp. Term Loan B, 4.50%, 07/01/20	4,190	4,178
Realogy Corp. Extended Term Loan, 4.40%, 10/10/16	33	33
Realogy Corp. Term Loan, 3.75%, 03/05/20	7,943	7,921
Sheridan Investment Partners I LLC Term Loan B-2, 4.25%, 10/05/19	3,199	2,802
Sheridan Production Partners II LP Term Loan, 4.25%, 12/16/20	1,646	1,448
Sheridan Production Partners II LP Term Loan A, 4.25%, 12/16/20	229	201
Sheridan Production Partners II LP Term Loan M, 4.25%, 12/16/20	85	75
Stena AB Term Loan
4.00%, 02/24/21	2,500	2,325
4.00%, 02/24/21	2,438	2,267
Sterigenics-Nordion Holdings LLC Term Loan, 4.25%, 05/15/22	3,700	3,691
TCW Group Inc. Term Loan, 3.00%, 02/06/20	1,268	1,245
Toys R Us Property Co. I LLC Term Loan, 6.00%, 08/21/19	1,255	1,191
Vantiv LLC Term Loan B, 3.75%, 06/13/21	424	424
Walter Investment Management Corp. Term Loan, 4.75%, 12/19/20	4,440	4,193
		95,187
HEALTH CARE - 11.4%
Accellent Inc. 1st Lien Term Loan, 4.50%, 02/21/21	3,950	3,922
Akorn Inc. Incremental Term Loan, 4.50%, 04/16/21	2,000	2,001
Akorn Inc. Term Loan B, 4.50%, 11/13/20	975	976
Alere Inc. Term Loan B, 0.00%, 06/10/22 (z)	4,050	4,050
Alliance HealthCare Services Inc. Term Loan
4.25%, 06/03/19	396	393
4.25%, 06/03/19	500	497
4.25%, 06/03/19	476	473
4.25%, 06/03/19	143	142
4.25%, 06/03/19	572	568
4.25%, 06/03/19	357	355
4.25%, 06/03/19	465	461
Amneal Pharmaceuticals LLC Term Loan B, 5.00%, 11/01/19	744	745
Amneal Pharmaceuticals LLC Term Loan B-2
4.50%, 11/01/19	2,886	2,887
5.75%, 11/01/19	15	15
Amsurg Corp. Term Loan B, 3.75%, 07/08/21	1,030	1,030
Ardent Medical Services Inc. Term Loan, 6.75%, 05/02/18	2,356	2,355
ATI Holdings Inc. 1st Lien Term Loan
5.25%, 12/20/19	495	496
5.25%, 02/01/20	972	974
Aveta Inc. Term Loan
9.75%, 10/23/17	709	577
9.75%, 10/23/17	500	406
BPA Laboratories Inc. Term Loan
2.78%, 07/03/17	1,028	833
2.78%, 07/13/17	894	742
Capsugel Holdings US Inc. Incremental Term Loan, 3.50%, 08/01/18	2,211	2,209
CareCore National LLC Term Loan, 5.50%, 02/12/21	1,968	1,971
Catalent Pharma Solutions Inc. Term Loan, 4.25%, 05/08/21	5,940	5,940
CHG Healthcare Term Loan, 0.00%, 11/19/19 (z)	2,700	2,695
Community Health 1st Lien Term Loan H-1, 4.00%, 01/27/21	4,303	4,307
Community Health Systems Inc. Term Loan, 3.53%, 12/05/18	2,095	2,093
Community Health Systems Inc. Term Loan G, 3.75%, 12/14/19	3,338	3,338
Concentra Inc. Term Loan, 4.00%, 05/09/22	2,700	2,693
Concordia Healthcare Corp. Term Loan B, 4.75%, 04/17/22	1,004	1,006
Convatec Inc. Dollar Term Loan, 4.25%, 12/22/16	2,635	2,630
DaVita HealthCare Partners Inc. Term Loan B, 3.50%, 06/20/21	6,377	6,371
DJO Finance LLC Term Loan B, 4.25%, 06/27/20	1,800	1,799
Emdeon Business Services LLC Term Loan
3.75%, 11/17/18	2,897	2,890

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
3.75%, 11/17/18	632	630
3.75%, 11/17/18	1,055	1,053
3.75%, 11/17/18	152	151
3.75%, 11/17/18	49	49
Emergency Medical Services Corp. Term Loan
4.00%, 05/05/18	285	284
4.00%, 05/05/18	2,683	2,681
4.00%, 05/05/18	1,249	1,248
Grifols Worldwide Operations USA Inc. Term Loan, 3.19%, 03/05/21	3,950	3,945
Healogics Inc. 1st Lien Term Loan, 5.25%, 07/01/21	1,393	1,389
IASIS Healthcare LLC Term Loan B, 4.50%, 02/20/20	3,864	3,864
IMS Health Inc. New Term Loan B
3.50%, 03/17/21	961	955
3.50%, 03/17/21	3,635	3,612
3.50%, 03/17/21	3,048	3,029
Kindred Healthcare Inc. New Term Loan B, 4.25%, 04/09/21	3,943	3,942
Kinetic Concepts Inc. Term Loan E, 4.50%, 05/04/18	6,623	6,642
Mallinckrodt International Finance S.A. Term Loan B, 3.25%, 03/14/21	4,464	4,440
Millenium Laboratories LLC Term Loan B, 5.25%, 04/17/21	2,272	923
Multiplan Inc. Term Loan, 3.75%, 03/21/21	12,001	11,920
National Surgical Hospitals Inc. Delayed Draw Term Loan, 4.50%, 05/14/22 (f)	62	61
National Surgical Hospitals Inc. Term Loan B, 4.50%, 05/14/22 (f)	388	387
NBTY Inc. Term Loan
3.50%, 10/01/17	132	131
3.50%, 10/01/17	197	196
3.50%, 10/01/17	1,655	1,643
One Call Medical Inc. 1st Lien Term Loan, 5.00%, 11/20/20	2,956	2,907
Onex Carestream Finance LP 1st Lien Term Loan, 5.00%, 06/07/19	5,020	5,010
Onex Carestream Finance LP Term Loan, 9.50%, 12/05/19	1,879	1,862
Ortho-Clinical Diagnostics Inc. 1st Lien Term Loan
4.75%, 06/30/21	3,276	3,208
4.75%, 06/30/21	2,169	2,124
Par Pharmaceutical Companies Inc. Term Loan, 4.00%, 09/28/19	9,041	9,031
Par Pharmaceutical Cos. Inc. Term Loan B-3, 4.25%, 09/28/19	1,791	1,789
Patheon Inc. Term Loan, 4.25%, 03/11/21	3,960	3,927
Quintiles Transnational Corp. Term Loan B, 3.25%, 05/12/22	1,800	1,801
Radnet Management Inc. Add-On Term Loan, 4.25%, 10/12/18	2,620	2,619
RPI Finance Trust Term Loan B-4, 3.50%, 11/09/20	3,591	3,593
Select Medical Corp. Term Loan E, 3.75%, 06/01/18	904	901
Siemens Audiology Solutions Term Loan, 0.00%, 01/14/22 (z)	2,700	2,693
Surgical Care Affiliates Inc. Term Loan B, 4.25%, 03/17/22	1,746	1,743
U.S. Renal Care Inc. Term Loan B-2
0.00%, 07/03/19 (z)	1,000	998
4.25%, 07/03/19	4,164	4,155
Valeant Pharmaceuticals International Inc. Term Loan
3.50%, 02/13/19	4,719	4,706
3.50%, 12/11/19	853	850
4.00%, 03/13/22	2,737	2,733
4.00%, 03/13/22	3,558	3,552
Valeant Pharmaceuticals International Inc. Term Loan B, 3.50%, 07/08/20	2,787	2,774
		180,991
INDUSTRIALS - 12.9%
ADS Waste Holdings Inc. Term Loan B-2, 3.75%, 10/09/19	5,760	5,683
Affinia Group Inc. Term Loan B-2, 4.75%, 04/12/20	391	391
Air Medical Group Holdings Inc. 1st Lien Term Loan
0.00%, 04/14/22 (z)	1,400	1,389
4.50%, 04/14/22	2,250	2,232
AlixPartners LLP Term Loan B-2, 4.00%, 07/10/20	3,123	3,106
Allflex Holdings Inc. Term Loan, 4.25%, 06/15/20	2,948	2,932
Alliance Laundry Systems LLC Term Loan B
4.25%, 12/07/18	806	806
4.25%, 12/10/18	1,000	999
4.25%, 02/11/19	1,273	1,272
American Airlines Inc. Term Loan, 3.50%, 06/27/20	4,913	4,860
American Builders & Contractors Supply Co. Inc. Term Loan, 3.50%, 04/15/20	2,948	2,932
Ameriforge Group Inc. 1st Lien Term Loan, 5.00%, 12/19/19	2,448	1,971
Ameriforge Group Inc. 2nd Lien Term Loan, 8.75%, 12/19/20	500	415
BakerCorp Replacement Term Loan, 4.25%, 02/20/20	2,933	2,820
Brand Energy & Infrastructure Services Inc. Term, 4.75%, 11/21/20	3,701	3,608
Brickman Group Holdings Inc. Term Loan, 4.00%, 12/15/20	8,388	8,325
Capital Safety Group Term Loan, 3.75%, 03/26/21	4,430	4,417
Capsugel Holdings US Inc. Term Loan, 3.50%, 08/01/18	446	446
Custom Sensors & Technologies 1st Lien Term Loan, 4.50%, 06/18/21	496	496
Delta Airlines Inc. Term Loan B-1, 3.25%, 10/18/18	4,458	4,444
Dematic SA Term Loan, 4.25%, 12/28/19	3,858	3,839
DuPont Performance Coatings Inc. Term Loan, 3.75%, 02/03/20	9,375	9,358
Emerald Expositions Holdings Inc. Term Loan, 4.75%, 06/17/20	1,675	1,670
Ennis-Flint Term Loan, 4.25%, 03/31/21	2,963	2,907
Evertec Group LLC Term Loan B, 3.50%, 04/25/20	2,940	2,889
Filtration Group Corp. 1st Lien Term Loan, 4.25%, 11/14/20	2,415	2,411
Filtration Group Corp. 2nd Lien Term Loan, 8.25%, 11/14/21	253	253
FleetPride Inc. 1st Lien Term Loan, 5.25%, 11/19/19	1,901	1,884
Gardner Denver Inc. Dollar Term Loan, 4.25%, 07/31/20	5,868	5,715
Gates Global LLC US Term Loan, 4.25%, 06/12/21	9,434	9,280
Generac Power Systems Inc. New Term Loan, 3.25%, 05/12/20	6,488	6,426
Hamilton Sundstrand Corp. Term Loan, 4.00%, 12/13/19	9,233	8,896

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Harbor Freight Tools USA Inc. New Term Loan, 4.75%, 07/26/19	938	940
Hertz Corp. New Term Loan, 3.50%, 03/11/18	2,304	2,288
Husky Injection Molding Systems Ltd. 1st Lien Term Loan, 4.25%, 06/25/21	3,500	3,479
Husky Injection Molding Systems Ltd. Term Loan, 4.25%, 06/25/21	1,910	1,898
Interactive Data Corp. Term Loan, 4.75%, 04/30/21	4,651	4,662
International Lease Finance Co. New Term Loan, 3.50%, 06/30/17	667	667
Landmark Aviation 1st Lien Term Loan, 4.75%, 10/25/19	898	891
Landmark Aviation Term Loan
4.75%, 10/25/19	685	680
4.75%, 10/25/19	80	79
Leighton Services Term Loan, 5.50%, 05/21/22	1,350	1,355
Lineage Logistics Holdings LLC 1st Lien Term Loan, 4.50%, 04/14/21 (f)	3,950	3,871
Milacron LLC Term Loan B, 4.50%, 09/28/20	1,783	1,783
Novelis Inc. Term Loan B
0.00%, 06/05/22 (z)	900	895
4.00%, 06/05/22	4,560	4,535
On Assignment Inc. Term Loan, 0.00%, 06/01/22 (z)	1,800	1,800
OSG Bulk Ships Inc. Term Loan, 5.25%, 07/22/19	594	594
Otter Products LLC Term Loan, 5.75%, 05/30/20	1,827	1,827
Paragon Offshore Finance Co. Term Loan, 3.75%, 07/18/21	1,191	863
Ply Gem Industries Inc. Term Loan, 4.00%, 01/30/21	988	978
PODS 1st Lien Term Loan, 5.25%, 01/28/22	748	752
Protection One Inc. Replacement Term Loan, 4.25%, 03/21/19	462	462
Protection One Inc. Term Loan
4.25%, 03/17/19	3,179	3,178
0.00%, 06/18/21 (z)	2,700	2,700
RBS Global Inc. and Rexnord Corp. Term Loan B
4.00%, 08/23/20	506	504
4.00%, 08/23/20	8,833	8,800
Sedgwick CMS Holdings Inc. 1st Lien Term Loan, 3.75%, 02/11/21	5,925	5,826
Southwire LLC Term Loan, 3.00%, 02/11/21	2,930	2,915
Standard Aero Inc. Term Loan, 0.00%, 06/25/22 (z)	3,600	3,591
Summit Materials LLC Term Loan B, 0.00%, 06/25/22 (z)	2,718	2,715
TNT Crane & Rigging, Inc. 1st Lien Term Loan, 5.50%, 11/27/20	2,956	2,849
TransDigm Group Inc. Term Loan E, 3.50%, 05/13/22	2,095	2,065
TransDigm Inc. Term Loan C, 3.75%, 02/28/20	6,225	6,171
TransUnion LLC Term Loan, 3.75%, 04/09/21	4,938	4,890
U.S. Airways Inc. Term Loan B-1, 3.50%, 05/23/19	4,900	4,881
UCI International Inc. Term Loan, 5.50%, 03/23/17	1,910	1,891
Unifrax I LLC New Term Loan, 4.25%, 11/28/18	1,369	1,363
United Air Lines Inc. Term Loan, 3.50%, 04/01/19	3,910	3,895
Utex Industries Inc. 1st Lien Term Loan, 5.00%, 05/22/21	1,980	1,827
WTG Holdings III Corp. 2nd Lien Term Loan, 8.50%, 01/10/22	500	490
		204,922
INFORMATION TECHNOLOGY - 9.4%
Ancestry.com Inc. Term Loan B, 4.50%, 03/28/18	2,094	2,095
Applied Systems Inc. 1st Lien Term Loan, 4.25%, 01/15/21	957	955
Applied Systems Inc. 2nd Lien Term Loan, 7.50%, 01/15/22	1,000	1,002
Avaya Inc. Term Loan B-7, 6.25%, 04/30/20	7,356	7,102
Blue Coat Systems Inc. Term Loan, 4.50%, 05/19/22	3,000	2,992
BMC Software Finance Inc. Term Loan, 5.00%, 08/15/20	9,743	9,154
CCC Information Services Inc. Term Loan
4.00%, 12/20/19	906	900
4.00%, 12/20/19	29	29
4.00%, 12/20/19	993	985
CDW LLC Incremental Term Loan, 3.25%, 04/24/20	970	961
CDW LLC Term Loan, 3.25%, 04/24/20	8,800	8,720
CommScope Inc. Incremental Term Loan B, 0.00%, 05/27/22 (z)	650	649
Compucom Systems Inc. Term Loan B, 4.25%, 05/07/20	2,816	2,605
Dell Inc. Term Loan B-2
0.00%, 04/29/20 (z)	1,000	1,000
4.00%, 04/29/20	7,868	7,866
Electronic Funds Source LLC Term Loan, 5.50%, 05/29/21	1,425	1,420
Electronic Funds Source Term Loan, 5.50%, 05/29/21	60	60
First Data Corp. Extended Term Loan, 4.19%, 03/24/21	4,129	4,133
First Data Corp. Replacement Term Loan, 3.69%, 03/24/18	10,697	10,653
First Data Corp. Term Loan B, 3.69%, 09/24/18	1,000	996
Freescale Semiconductor Inc. Extended Term Loan B, 4.25%, 03/01/20	6,856	6,857
Freescale Semiconductor Inc. Term Loan B-5, 5.00%, 01/15/21	963	965
Go Daddy Operating Co. LLC Term Loan, 4.50%, 05/05/21	3,968	3,968
Infor Inc. Term Loan, 3.75%, 05/23/20	479	471
Informatica Corp. Term Loan B, 0.00%, 06/02/22 (z)	3,500	3,490
Ion Trading Technologies S.A.R.L. 1st Lien Term Loan, 0.00%, 06/04/21 (z)	2,700	2,671
Kronos Inc. 1st Lien Term Loan, 4.50%, 10/25/19	1,790	1,788
Kronos Inc. Extended Term Loan, 4.50%, 10/30/19	408	408
Lightower Fiber Networks 1st Lien Term Loan B, 4.00%, 04/01/20	1,863	1,851
Micro Focus Group Ltd. Term Loan, 5.25%, 10/07/21	2,647	2,649
Microsemi Corp. Term Loan, 3.25%, 02/19/20	2,632	2,625
Misys Plc Term Loan, 5.00%, 12/01/18	2,582	2,583
Mitel US Holdings Inc. Term Loan B, 5.00%, 05/15/22	2,700	2,713
Presidio 1st Lien Term Loan, 5.25%, 02/02/22	2,571	2,571
Riverbed Technology Inc. 1st Lien Term Loan, 6.00%, 02/25/22	2,244	2,266
Rovi Corp. Term Loan, 3.75%, 07/02/21	2,475	2,453
Science Applications International Corp. Term Loan B, 3.75%, 05/04/22	1,800	1,803
Skillsoft Corp. 1st Lien Term Loan, 5.75%, 04/22/21	3,970	3,851

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Skillsoft Corp. 2nd Lien Term Loan, 9.25%, 04/22/22	1,000	932
SS&C Technologies Term Loan B-1, 0.00%, 06/28/22 (z)	2,938	2,936
SS&C Technologies Term Loan B-2, 0.00%, 06/28/22 (z)	662	661
Sungard Availability Services Term Loan B, 6.00%, 03/25/19	3,531	3,220
SunGard Data Systems Inc. Term Loan E, 4.00%, 03/08/20	3,459	3,456
SurveyMonkey.com LLC Term Loan, 5.50%, 02/07/19 (f)	2,876	2,876
Syniverse Holdings Inc. Term Loan B, 4.00%, 04/23/19	1,939	1,823
Transaction Network Services Inc. Initial Term Loan
5.00%, 02/14/20	8	8
5.00%, 02/14/20	4,257	4,255
Transfirst Holdings Inc. Incremental Term Loan L
0.00%, 11/12/21 (z)	2,188	2,182
4.75%, 11/12/21	249	248
Verint Systems Inc. New Term Loan, 3.50%, 09/06/19	1,343	1,340
West Corp. Term Loan B-10, 3.25%, 06/30/18	5,420	5,403
WorldPay Ltd. Term Loan
4.75%, 04/26/19	2,000	2,002
4.50%, 11/17/19	492	492
Zebra Technologies Corp. Term Loan, 4.75%, 10/03/21	6,745	6,812
		148,906
MATERIALS - 10.4%
A. Schulman Holdings S.A.R.L. Term Loan B, 4.00%, 05/11/22	450	451
AI Chem & Cy US AcquiCo Inc. 1st Lien Term Loan, 4.50%, 06/28/19	1,837	1,837
AI Chem & Cy US AcquiCo Inc. Term Loan, 4.50%, 10/03/19	950	950
Anchor Glass Container Corp. Term Loan, 0.00%, 06/24/22 (z)	450	450
Arch Western Finance LLC Term Loan, 6.25%, 05/16/18	6,879	4,682
Ardagh Packaging Group Ltd. Term Loan, 4.00%, 12/17/17	3,660	3,648
Ascend Performance Materials LLC Term Loan B, 6.75%, 04/10/18	1,451	1,234
Axiall Corp. Term Loan, 4.00%, 02/26/22	1,343	1,349
AZ Chem US Inc. 1st Lien Term Loan, 4.50%, 06/10/21	1,354	1,352
AZ Chem US Inc. 2nd Lien Term Loan, 7.50%, 06/10/22	1,000	995
Berry Plastics Corp. Term Loan D
3.50%, 02/08/20	4	4
3.50%, 02/08/20	9,744	9,692
BWAY Holding Co. Term Loan B
5.50%, 08/07/20	11	11
5.50%, 08/07/20	4,444	4,444
Chemours Co. Term Loan B
0.00%, 05/09/22 (z)	2,700	2,686
3.75%, 05/09/22	1,030	1,025
Chemtura Corp. Term Loan B, 3.50%, 08/29/16	24	24
Consolidated Container Co. LLC Term Loan B
5.00%, 07/03/19	592	578
5.00%, 07/03/19	1,353	1,321
CPG International Inc. Term Loan, 4.75%, 09/30/20	2,948	2,918
Emerald Performance Materials LLC 1st Lien Term Loan, 4.50%, 07/23/21	1,687	1,683
Exopack Holdings SA Term Loan, 5.25%, 04/24/19	612	613
Fairmount Minerals Ltd. Term Loan B-2, 4.50%, 09/05/19	4,913	4,645
Flint Group Holdings Term Loan
4.75%, 05/03/21	2,988	2,988
4.75%, 05/03/21	1	1
4.75%, 05/03/21	493	493
FMG Resources Pty Ltd. New Term Loan B, 3.75%, 06/30/19	12,701	11,252
Gemini HDPE LLC Term Loan, 4.75%, 08/04/21	2,677	2,669
Goodpack Ltd. Term Loan, 4.75%, 08/04/21	2,693	2,619
Hanson Building Products Term Loan
6.50%, 03/05/22	3,016	3,016
10.50%, 03/04/23 (f)	540	527
Headwaters Inc. Term Loan B, 4.50%, 03/11/22	750	750
Houghton International Inc. 1st Lien Term Loan, 4.00%, 12/13/19	2,242	2,242
Houghton International Inc. 2nd Lien Term Loan, 9.50%, 12/20/20	1,000	1,000
Huntsman International Additional Term Loan
3.75%, 01/31/21	83	83
3.75%, 01/31/21	1,907	1,908
Infor Inc. Term Loan, 3.75%, 06/03/20	6,976	6,874
Klockner-Pentaplast of America Inc. Term Loan
5.00%, 04/22/20	808	810
5.00%, 04/22/20	1,892	1,894
Kranson Industries Inc. Term Loan, 4.00%, 04/30/18	1,837	1,825
Kronos Worldwide Inc. Replacement Term Loan, 4.00%, 02/18/20	988	987
MacDermid Inc. Term Loan, 4.75%, 06/07/20	568	570
Nexeo Solutions LLC Term Loan B-3
5.00%, 09/09/17	2,407	2,367
5.00%, 09/09/17	606	595
5.00%, 09/09/17	933	917
Novolex Holdings Inc. Term Loan, 6.00%, 12/05/21	1,746	1,755
Omnova Solutions Inc. Extended Term Loan, 4.25%, 05/01/18	1,910	1,905
Oxea Finance & Cy SCA Term Loan B, 4.25%, 02/01/20	2,955	2,847
PQ Corp. 1st Lien Term Loan
4.00%, 08/07/17	5,091	5,083
4.00%, 08/07/17	107	106
PrimeSource Building Products Term Loan, 4.50%, 05/01/22	2,700	2,673
Quikrete Holdings Inc. 1st Lien Term Loan, 4.00%, 09/30/20	5,672	5,670
Quikrete Holdings Inc. 2nd Lien Term Loan, 7.00%, 03/30/21	442	444
SIG Combibloc Group AG Term Loan
4.25%, 02/03/22	430	429
4.25%, 02/03/22	3,809	3,803
Signode US Term Loan B
3.75%, 05/08/21	2,341	2,311
3.75%, 05/08/21	3,181	3,142
Solenis International LP 1st Lien Term Loan, 4.25%, 07/02/21	3,325	3,306
Solenis International LP 2nd Lien Term Loan
7.75%, 07/02/22	448	433
7.75%, 07/02/22	902	871
Tank Holding Corp. Term Loan
5.25%, 03/12/22	806	807
5.25%, 03/12/22	1,238	1,240

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Tekni-Plex Inc. 1st Lien Term Loan, 0.00%, 04/15/22 (z)	2,250	2,248
Trinseo Holding S.A.R.L. Term Loan B, 4.25%, 11/01/21	2,700	2,696
Tronox Inc. Term Loan, 4.25%, 03/22/20	3,965	3,962
Univar Inc. Term Loan B
0.00%, 06/30/17 (z)	—	—
5.00%, 06/30/17	257	257
5.00%, 06/30/17	1,671	1,669
5.00%, 06/30/17	452	452
5.00%, 06/30/17	8,139	8,129
0.00%, 06/25/22 (z)	11,700	11,682
Wilsonart LLC Incremental Term Loan, 4.00%, 10/31/19	985	974
Wilsonart LLC Term Loan
4.00%, 10/31/19	1,990	1,968
4.00%, 10/31/19	1,915	1,893
Zep Inc. Term Loan, 5.75%, 06/18/22 (f)	450	451
		166,185
TELECOMMUNICATION SERVICES - 4.4%
Consolidated Communications Inc. Term Loan B, 4.25%, 12/20/20	3,447	3,447
Genesys Telecom Holdings US Inc. Delayed Draw Term Loan B
4.50%, 11/04/20	543	541
4.50%, 11/04/20	442	441
Genesys Telecom Holdings US Term Loan, 4.00%, 01/25/19	782	776
Global Tel*Link Corp. 1st Lien Term Loan, 5.00%, 05/20/20	2,480	2,418
Global Tel*Link Corp. 2nd Lien Term Loan, 9.00%, 11/20/20 (f)	1,000	950
Hargray Communications Group Inc. 1st Lien Term Loan B, 5.25%, 06/24/19	3,184	3,196
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	9,628	9,546
Level 3 Communications Inc. Term Loan, 4.00%, 01/14/20	9,000	8,997
Level 3 Communications Inc. Term Loan B-3, 4.00%, 08/01/19	500	500
Level 3 Financing Inc. Term Loan B-II V2, 3.50%, 05/31/22	2,700	2,679
LTS Buyer LLC 1st Lien Term Loan, 4.00%, 04/13/20	1,273	1,265
Mediacom Broadband LLC Term Loan G, 4.00%, 01/16/20	2,918	2,910
NTELOS Inc. Extended Term Loan B, 5.75%, 11/09/19	1,666	1,457
SBA Communications Inc. Term Loan, 3.25%, 03/24/21	6,930	6,858
Securus Investment Holdings LLC Term Loan, 4.75%, 04/26/20	2,948	2,862
Syniverse Holdings Inc. Term Loan, 4.00%, 04/23/19	3,400	3,206
Telesat Canada US Term Loan B, 3.50%, 03/26/19	5,809	5,785
Virgin Media Investment Holdings Ltd. Term Loan B, 0.00%, 06/07/20 (z)	2,000	1,979
Virgin Media Investment Holdings Ltd. Term Loan B-2, 3.50%, 06/07/20	4,040	3,998
Zayo Group LLC Term Loan B, 4.00%, 07/14/19	6,892	6,828
		70,639
UTILITIES - 0.4%
Calpine Corp. Term Loan B, 3.50%, 05/23/22	3,600	3,565
Calpine Corp. Term Loan B-1, 3.00%, 05/03/20	980	959
Calpine Corp. Term Loan B-2, 3.25%, 01/03/22	980	965
Calpine Corp. Term Loan B-3, 4.00%, 10/05/19	486	486
		5,975

Total Variable Rate Senior Loan Interests (cost $1,515,485)		1,483,175

SHORT TERM INVESTMENTS - 5.7%

Investment Companies - 5.7%
State Street Institutional Liquid Reserves Fund, 0.10% (h)	90,039	90,039

Total Short Term Investments (cost $90,039)		90,039

Total Investments - 103.4% (cost $1,680,346)		1,645,595
Other Assets and Liabilities, Net - (3.4%)		(53,699)
Total Net Assets - 100.0%		$1,591,896

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	28.4%
Industrials	12.7
Health Care	11.6
Materials	10.3
Information Technology	9.5
Financials	6.1
Energy	5.8
Consumer Staples	5.0
Telecommunication Services	4.4
Utilities	0.7
Short Term Investments	5.5
Total Investments	100.0%

JNL/PPM America High Yield Bond Fund

	Shares/Par (t)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.8%
American Airlines Pass-Through Trust, 5.60%, 07/15/20 (p) (q)	$9,597	$9,885
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.94%, 06/11/16 (i)	1,000	1,021
Continental Airlines Inc. Pass-Through Trust
6.25%, 04/11/20	1,691	1,780
5.50%, 10/29/20	1,878	1,958
Hawaiian Airlines Pass-Through Certificates, 4.95%, 01/15/22	5,128	4,974
United Air Lines Inc. Pass-Through Trust, 4.75%, 04/11/22	3,938	4,007

Total Non-U.S. Government Agency Asset- Backed Securities (cost $23,197)		23,625

CORPORATE BONDS AND NOTES - 79.6%

CONSUMER DISCRETIONARY - 19.5%
24 Hour Holdings III LLC, 8.00%, 06/01/22 (e) (r)	7,389	5,976
Altice SA, 7.75%, 05/15/22 (e) (r)	5,000	4,838
AMC Entertainment Inc., 5.75%, 06/15/25 (r)	12,000	11,730
AMC Networks Inc., 4.75%, 12/15/22	6,000	6,000
American Greetings Corp., 7.38%, 12/01/21	3,934	4,131
Argos Merger Sub Inc., 7.13%, 03/15/23 (r)	6,484	6,792
Aviation Capital Group Corp., 6.75%, 04/06/21 (r)	3,462	3,950
BC Mountain LLC, 7.00%, 02/01/21 (r)	8,779	7,813
Beazer Homes USA Inc.
5.75%, 06/15/19 (e)	3,977	3,917
7.50%, 09/15/21	14,382	14,490

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Boyd Gaming Corp.
9.00%, 07/01/20	4,273	4,636
6.88%, 05/15/23 (e)	5,164	5,293
Caesars Entertainment Operating Co. Inc., 9.00%, 02/15/20 (c) (d)	10,000	8,150
Caesars Entertainment Resort Properties LLC, 11.00%, 10/01/21	3,000	2,513
CCO Holdings LLC
5.13%, 02/15/23	6,000	5,850
5.75%, 09/01/23 (e)	2,445	2,450
5.38%, 05/01/25 (r)	14,583	14,200
5.88%, 05/01/27 (e) (r)	6,000	5,857
Chinos Intermediate Holdings A Inc., 7.75%, 05/01/19 (e) (r) (y)	4,747	3,821
Churchill Downs Inc., 5.38%, 12/15/21	5,730	5,873
Clear Channel Communications Inc., 14.00%, 02/01/21 (e) (y)	10,691	7,591
D.R. Horton Inc., 3.75%, 03/01/19	7,000	7,052
DISH DBS Corp.
5.13%, 05/01/20 (e)	4,497	4,548
5.00%, 03/15/23	5,000	4,638
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (r)	5,000	4,838
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (r)	1,362	1,348
Gannett Co. Inc.
4.88%, 09/15/21 (r)	990	983
5.50%, 09/15/24 (r)	2,182	2,160
General Motors Co.
4.88%, 10/02/23	5,000	5,265
4.00%, 04/01/25	10,000	9,833
5.20%, 04/01/45	6,438	6,383
General Motors Financial Co. Inc., 3.45%, 04/10/22	15,000	14,667
Gibson Brands Inc., 8.88%, 08/01/18 (r)	5,418	5,472
GLP Capital LP
4.88%, 11/01/20 (e)	8,108	8,250
5.38%, 11/01/23 (e)	2,424	2,491
Hanesbrands Inc., 6.38%, 12/15/20	1,100	1,151
Hilton Worldwide Finance LLC, 5.63%, 10/15/21	5,000	5,193
iHeartCommunications Inc., 10.63%, 03/15/23 (r)	5,000	4,738
International Game Technology Plc
5.63%, 02/15/20 (e) (r)	4,232	4,137
6.25%, 02/15/22 (r)	3,085	2,946
Isle of Capri Casinos Inc., 5.88%, 03/15/21	1,053	1,082
Jarden Corp., 6.13%, 11/15/22	857	887
Jo-Ann Stores Holdings Inc., 9.75%, 10/15/19 (r) (y)	6,316	5,653
KB Home
7.00%, 12/15/21	1,943	2,006
7.50%, 09/15/22	4,421	4,598
7.63%, 05/15/23	9,461	9,887
L Brands Inc., 5.63%, 10/15/23 (e)	7,000	7,350
Landry’s Holdings II Inc., 10.25%, 01/01/18 (r)	4,465	4,632
Landry’s Inc., 9.38%, 05/01/20 (r)	6,053	6,492
Levi Strauss & Co., 5.00%, 05/01/25 (e) (r)	1,893	1,831
Limited Brands Inc., 6.63%, 04/01/21	3,000	3,298
LIN Television Corp., 6.38%, 01/15/21	3,000	3,068
Live Nation Entertainment Inc., 5.38%, 06/15/22 (r)	2,425	2,425
Media General Financing Sub Inc., 5.88%, 11/15/22 (r)	5,956	6,030
Men’s Wearhouse Inc., 7.00%, 07/01/22	8,785	9,400
MGM Resorts International
11.38%, 03/01/18	2,000	2,360
6.75%, 10/01/20	4,821	5,097
Michaels Stores Inc., 5.88%, 12/15/20 (e) (r)	3,000	3,135
MTR Gaming Group Inc., 11.50%, 08/01/19 (y)	6,060	6,446
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (m) (r)	7,626	8,112
NCL Corp. Ltd., 5.25%, 11/15/19 (r)	2,932	3,002
Neiman Marcus Group Ltd. Inc.
8.00%, 10/15/21 (r)	5,000	5,275
8.75%, 10/15/21 (r) (y)	10,000	10,737
New Cotai LLC, 10.63%, 05/01/19 (r) (y)	10,580	9,099
Nielsen Finance LLC, 5.00%, 04/15/22 (e) (r)	5,625	5,527
Palace Entertainment Holdings LLC, 8.88%, 04/15/17 (r)	4,667	4,667
Petco Holdings Inc., 8.50%, 10/15/17 (r) (y)	9,000	9,247
PVH Corp., 4.50%, 12/15/22	8,000	7,920
Radio Systems Corp., 8.38%, 11/01/19 (r)	900	954
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	1,438	1,487
Sally Holdings LLC, 5.50%, 11/01/23	6,085	6,328
Schaeffler Finance BV, 4.25%, 05/15/21 (r)	8,077	7,875
Schaeffler Holding Finance BV, 6.88%, 08/15/18 (r) (y)	4,865	5,035
Scientific Games International Inc.
6.63%, 05/15/21 (e)	15,000	11,625
10.00%, 12/01/22	10,000	9,631
Seminole Hard Rock Entertainment Inc., 5.88%, 05/15/21 (e) (r)	2,135	2,156
Shingle Springs Tribal Gaming Authority, 9.75%, 09/01/21 (r)	8,200	9,102
Sirius XM Radio Inc.
4.63%, 05/15/23 (r)	1,631	1,531
6.00%, 07/15/24 (r)	8,753	8,841
Springs Industries Inc., 6.25%, 06/01/21	2,353	2,300
Starz LLC, 5.00%, 09/15/19	5,000	5,063
Studio City Finance Ltd., 8.50%, 12/01/20 (e) (r)	10,000	9,962
Tempur Sealy International Inc., 6.88%, 12/15/20	948	1,005
Tenneco Inc., 6.88%, 12/15/20	8,065	8,428
Tops Holding LLC, 8.00%, 06/15/22 (e) (r)	5,333	5,340
Toys R Us Inc., 10.38%, 08/15/17 (e)	8,286	7,043
Unitymedia Hessen GmbH & Co. KG, 5.00%, 01/15/25 (r)	10,135	10,059
Unitymedia KabelBW GmbH, 6.13%, 01/15/25 (r)	5,000	5,225
Univision Communications Inc.
5.13%, 05/15/23 (r)	6,000	5,820
5.13%, 02/15/25 (r)	5,263	5,066
Visant Corp., 10.00%, 10/01/17 (e)	5,500	4,434
Wave Holdco LLC, 8.25%, 07/15/19 (r) (y)	5,926	6,031
WideOpenWest Finance LLC
10.25%, 07/15/19	14,175	15,132
13.38%, 10/15/19	9,475	10,304
WMG Holdings Corp., 13.75%, 10/01/19	3,000	3,285
		550,289
CONSUMER STAPLES - 4.0%
Albertsons Holdings LLC, 7.75%, 10/15/22 (r)	2,652	2,818
BI-LO LLC, 8.63%, 09/15/18 (r) (y)	5,333	4,933
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (r) (y)	6,851	7,125
Constellation Brands Inc.
3.88%, 11/15/19	2,041	2,072
4.75%, 11/15/24	545	546
Diamond Foods Inc., 7.00%, 03/15/19 (r)	5,000	5,125
Energizer SpinCo Inc., 5.50%, 06/15/25 (r)	4,347	4,293
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (r)	8,517	8,134

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
HJ Heinz Co.
4.25%, 10/15/20	12,036	12,292
4.88%, 02/15/25 (r)	5,000	5,444
3.95%, 07/15/25 (r)	8,769	8,818
5.20%, 07/15/45 (r)	4,823	4,935
JBS Investments GmbH, 7.25%, 04/03/24 (e) (r)	9,337	9,664
Post Holdings Inc., 6.00%, 12/15/22 (r)	3,564	3,430
Prestige Brands Inc., 5.38%, 12/15/21 (r)	3,878	3,878
Reynolds Group Issuer Inc., 9.88%, 08/15/19	2,424	2,545
Rite Aid Corp.
9.25%, 03/15/20	3,154	3,418
6.13%, 04/01/23 (r)	4,310	4,439
Spectrum Brands Inc.
6.75%, 03/15/20	2,239	2,358
5.75%, 07/15/25 (r)	4,762	4,833
Sun Merger Sub Inc.
5.25%, 08/01/18 (r)	611	620
5.88%, 08/01/21 (r)	963	994
Tyson Foods Inc., 4.88%, 08/15/34	2,533	2,542
U.S. Foods Inc., 8.50%, 06/30/19 (e)	5,968	6,222
		111,478
ENERGY - 14.6%
Alpha Natural Resources Inc.
9.75%, 04/15/18	10,000	712
6.25%, 06/01/21	10,922	764
Alta Mesa Holdings LP, 9.63%, 10/15/18	10,632	8,399
American Energy - Woodford LLC, 9.00%, 09/15/22 (r)	5,000	2,150
Antero Resources Corp., 5.13%, 12/01/22	6,250	5,906
Arch Coal Inc.
8.00%, 01/15/19 (r)	3,845	807
9.88%, 06/15/19	6,857	1,166
7.25%, 06/15/21	9,090	1,273
Atlas Energy Holdings Operating Co. LLC, 9.25%, 08/15/21	8,161	6,121
BreitBurn Energy Partners LP
8.63%, 10/15/20	1,000	880
7.88%, 04/15/22	7,745	6,467
Caithness Brookhaven LLC, 6.75%, 07/20/26 (f) (q)	12,792	14,053
California Resources Corp.
5.50%, 09/15/21 (e)	11,599	10,048
6.00%, 11/15/24 (e)	8,896	7,639
Calumet Specialty Products Partners LP
6.50%, 04/15/21	10,000	9,850
7.63%, 01/15/22	4,000	4,080
7.75%, 04/15/23 (r)	6,000	6,165
Carrizo Oil & Gas Inc.
7.50%, 09/15/20	7,500	7,894
6.25%, 04/15/23	491	492
Chaparral Energy Inc.
9.88%, 10/01/20	3,636	2,963
8.25%, 09/01/21	3,000	2,220
7.63%, 11/15/22	21,350	15,372
Chesapeake Energy Corp., 4.88%, 04/15/22 (e)	12,000	10,440
Citgo Holding Inc., 10.75%, 02/15/20 (r)	14,690	15,020
Concho Resources Inc., 5.50%, 04/01/23	3,000	3,000
DCP Midstream LLC, 5.85%, 05/21/43 (i) (r)	8,401	6,658
Energy Transfer Partners LP
4.05%, 03/15/25	2,396	2,260
4.90%, 03/15/35	10,000	8,997
5.15%, 03/15/45	4,322	3,806
Energy XXI Gulf Coast Inc.
7.50%, 12/15/21 (e)	6,087	1,978
6.88%, 03/15/24 (e)	6,494	2,111
EnQuest Plc, 7.00%, 04/15/22 (r)	17,010	13,438
EP Energy LLC
9.38%, 05/01/20 (e)	7,967	8,535
6.38%, 06/15/23 (r)	6,239	6,255
Exterran Partners LP
6.00%, 04/01/21	2,927	2,825
6.00%, 10/01/22	3,500	3,325
Gulfmark Offshore Inc., 6.38%, 03/15/22 (e)	8,435	6,305
Halcon Resources Corp.
8.63%, 02/01/20 (e) (r)	2,661	2,628
9.75%, 07/15/20 (e)	10,017	6,736
8.88%, 05/15/21	7,000	4,602
Hornbeck Offshore Services Inc., 5.00%, 03/01/21	4,000	3,440
Ithaca Energy Inc., 8.13%, 07/01/19 (r)	16,602	14,444
Kosmos Energy Ltd., 7.88%, 08/01/21 (r)	7,368	7,110
Legacy Reserves LP, 8.00%, 12/01/20	9,917	8,628
Linn Energy LLC
8.63%, 04/15/20	4,618	3,788
7.75%, 02/01/21	10,500	8,164
6.50%, 09/15/21	5,000	3,725
Memorial Production Partners LP
7.63%, 05/01/21	3,000	2,857
6.88%, 08/01/22	7,724	6,986
Midstates Petroleum Co. Inc., 9.25%, 06/01/21 (e)	6,723	2,790
MPLX LP, 4.00%, 02/15/25	1,168	1,138
Northern Oil and Gas Inc., 8.00%, 06/01/20 (r)	6,733	6,060
Offshore Group Investment Ltd., 7.13%, 04/01/23 (e)	8,119	4,953
Parker Drilling Co.
7.50%, 08/01/20	3,419	3,111
6.75%, 07/15/22 (e)	2,351	2,028
PBF Logistics LP, 6.88%, 05/15/23 (r)	5,172	5,198
Penn Virginia Resource Partners LP, 8.38%, 06/01/20	2,428	2,634
Petroplus Finance Ltd., 9.38%, 09/15/19 (c) (d) (r)	2,179	784
PVR Partners LP, 6.50%, 05/15/21	7,022	7,426
Quicksilver Resources Inc., 11.00%, 07/01/21 (c) (d)	14,000	1,820
Range Resources Corp., 4.88%, 05/15/25 (r)	12,111	11,765
Regency Energy Partners LP, 5.88%, 03/01/22	4,000	4,254
Rosetta Resources Inc., 5.88%, 06/01/22	12,341	13,164
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24	2,730	2,720
Sanchez Energy Corp., 6.13%, 01/15/23 (e)	3,000	2,685
SandRidge Energy Inc., 8.13%, 10/15/22	3,889	1,662
Seadrill Ltd., 6.13%, 09/15/17 (k) (r)	4,000	3,510
SM Energy Co., 5.63%, 06/01/25	3,372	3,338
Stone Energy Corp., 7.50%, 11/15/22	11,418	9,934
SunCoke Energy Partners LP, 7.38%, 02/01/20 (r)	5,455	5,510
Tesoro Corp., 5.13%, 04/01/24	2,947	2,962
Tesoro Logistics LP
5.50%, 10/15/19 (r)	1,231	1,277
6.25%, 10/15/22 (r)	6,000	6,210
Transocean Inc.
6.88%, 12/15/21 (e) (l)	8,000	7,230
4.30%, 10/15/22 (e) (l)	6,625	5,002
7.50%, 04/15/31 (e)	7,000	5,600
W&T Offshore Inc., 8.50%, 06/15/19	6,050	4,256
		412,503
FINANCIALS - 9.4%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	6,483	6,742
AerCap Ireland Capital Ltd., 3.75%, 05/15/19 (r)	5,000	4,944

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Ally Financial Inc.
3.50%, 01/27/19	5,000	4,963
3.75%, 11/18/19	10,000	9,925
4.13%, 03/30/20 (e)	10,000	9,981
4.63%, 05/19/22 (e)	5,000	4,938
4.63%, 03/30/25	5,000	4,778
Alphabet Holding Co. Inc., 7.75%, 11/01/17 (y)	5,111	5,111
Altice Financing SA
7.88%, 12/15/19 (r)	4,101	4,316
6.63%, 02/15/23 (r)	2,000	1,986
Barclays Plc, 8.25%, (callable at 100 beginning 12/15/18) (m)	13,000	13,727
CIT Group Inc., 3.88%, 02/19/19	7,000	6,947
CNH Industrial Capital LLC, 3.88%, 07/16/18 (e) (r)	5,679	5,686
CommScope Technologies Finance LLC, 6.00%, 06/15/25 (r)	6,726	6,701
Denver Parent Corp., 12.25%, 08/15/18 (y)	7,372	663
ESH Hospitality Inc., 5.25%, 05/01/25 (r)	2,419	2,352
Forestar USA Real Estate Group Inc., 8.50%, 06/01/22 (r)	2,500	2,594
General Motors Financial Co. Inc.
3.15%, 01/15/20	4,000	4,016
4.00%, 01/15/25	10,000	9,852
Goldman Sachs Group Inc.
5.38% (callable at 100 beginning 05/10/20) (m)	12,559	12,407
5.15%, 05/22/45	6,000	5,768
HSBC Holdings Plc
6.37% (callable at 100 beginning 03/30/25) (e) (m)	14,361	14,433
6.37% (callable at 100 beginning 09/17/24) (e) (m) (v)	4,952	4,964
International Lease Finance Corp.
8.25%, 12/15/20	3,003	3,566
4.63%, 04/15/21	9,897	9,996
8.63%, 01/15/22 (e)	3,000	3,660
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (m)	15,000	14,889
7.90% (callable at 100 beginning 04/30/18) (m)	1,464	1,549
Liberty Mutual Group Inc., 4.95%, 05/01/22 (r)	4,000	4,296
Morgan Stanley, 5.55%, (callable at 100 beginning 07/15/20) (e) (m)	5,327	5,288
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (i)	7,000	6,982
Navient Corp., 5.88%, 03/25/21	5,000	4,997
Opal Acquisition Inc., 8.88%, 12/15/21 (r)	6,000	5,850
Royal Bank of Scotland Group Plc, 5.13%, 05/28/24	15,337	15,298
SLM Corp., 4.88%, 06/17/19	6,000	5,940
Stena AB, 7.00%, 02/01/24 (e) (r)	8,993	8,678
Stena International SA, 5.75%, 03/01/24 (r)	7,500	6,975
Washington Mutual Bank, 0.00%, 06/15/11 (c) (d) (f)	1,500	3
WaveDivision Escrow LLC, 8.13%, 09/01/20 (r)	2,182	2,269
Wells Fargo & Co., 5.87%, (callable at 100 beginning 06/15/25) (m)	8,046	8,237
ZF North America Capital Inc.
4.00%, 04/29/20 (r)	3,334	3,330
4.50%, 04/29/22 (r)	1,854	1,822
4.75%, 04/29/25 (r)	2,030	1,969
Ziggo Bond Finance BV, 5.88%, 01/15/25 (r)	2,810	2,754
		266,142
HEALTH CARE - 7.7%
AbbVie Inc.
4.50%, 05/14/35	4,001	3,902
4.70%, 05/14/45	7,074	6,977
Amsurg Corp., 5.63%, 07/15/22	2,225	2,244
Baxalta Inc., 5.25%, 06/23/45 (r)	5,255	5,265
Capsugel SA, 7.00%, 05/15/19 (r) (y)	5,210	5,302
Centene Corp., 4.75%, 05/15/22	2,021	2,082
Community Health Systems Inc.
8.00%, 11/15/19 (e)	7,294	7,686
6.88%, 02/01/22	3,033	3,204
Concordia Healthcare Corp., 7.00%, 04/15/23 (e) (r)	2,431	2,431
Crimson Merger Sub Inc., 6.63%, 05/15/22 (e) (r)	7,500	6,619
DJO Finco LLC, 8.13%, 06/15/21 (r)	2,874	2,960
Endo Finance Co., 5.75%, 01/15/22 (r)	4,947	5,009
Endo Finance LLC, 6.00%, 07/15/23 (r)	2,901	2,970
Fresenius Medical Care US Finance II Inc.
4.13%, 10/15/20 (r)	1,683	1,689
4.75%, 10/15/24 (r)	1,143	1,132
Fresenius US Finance II Inc., 4.25%, 02/01/21 (r)	2,781	2,788
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22	5,000	5,012
HCA Inc.
6.50%, 02/15/16	4,000	4,122
3.75%, 03/15/19 (e)	3,115	3,138
4.25%, 10/15/19	4,831	4,946
6.50%, 02/15/20 (e)	6,571	7,343
7.50%, 02/15/22	3,000	3,442
4.75%, 05/01/23 (e)	9,739	9,861
5.88%, 05/01/23 (e)	6,000	6,375
5.38%, 02/01/25	5,000	5,050
HealthSouth Corp., 5.75%, 11/01/24	5,143	5,265
Hologic Inc., 5.25%, 07/15/22 (r)	2,674	2,731
IASIS Healthcare LLC, 8.38%, 05/15/19	6,800	7,038
Immucor Inc., 11.13%, 08/15/19	2,400	2,544
JLL/Delta Dutch Newco BV, 7.50%, 02/01/22 (r)	5,511	5,745
JLL/Delta Dutch Pledgeco BV, 8.75%, 05/01/20 (r) (y)	4,000	4,060
Kindred Escrow Corp. II, 8.00%, 01/15/20 (r)	6,500	6,955
LifePoint Hospitals Inc., 5.50%, 12/01/21 (e)	1,500	1,549
Mallinckrodt International Finance SA
4.88%, 04/15/20 (r)	5,442	5,537
5.50%, 04/15/25 (e) (r)	4,211	4,085
Pinnacle Merger Sub Inc., 9.50%, 10/01/23 (r)	6,177	6,903
Quest Diagnostics Inc., 4.70%, 03/30/45	1,196	1,057
Surgical Care Affiliates Inc., 6.00%, 04/01/23 (r)	3,500	3,500
Tenet Healthcare Corp.
5.00%, 03/01/19 (r)	4,800	4,800
6.00%, 10/01/20	2,281	2,432
8.13%, 04/01/22 (e)	7,855	8,601
THC Escrow Corp. II, 6.75%, 06/15/23 (r)	4,052	4,136
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (r)	8,586	9,284
5.63%, 12/01/21 (r)	4,183	4,298
VRX Escrow Corp.
5.88%, 05/15/23 (r)	8,000	8,190
6.13%, 04/15/25 (r)	7,198	7,414
		217,673
INDUSTRIALS - 6.4%
Abengoa Finance SAU, 7.75%, 02/01/20 (e) (r)	6,434	6,370
ADS Waste Holdings Inc., 8.25%, 10/01/20	5,263	5,447

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
AECOM Technology Corp.
5.75%, 10/15/22 (r)	5,044	5,107
5.88%, 10/15/24 (r)	5,155	5,226
Aircastle Ltd.
6.25%, 12/01/19	4,155	4,503
5.13%, 03/15/21	6,000	6,060
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (e) (r)	11,062	8,490
BC Luxco 1 SA, 7.38%, 01/29/20 (r)	3,818	3,818
Bombardier Inc.
6.00%, 10/15/22 (r)	11,863	10,528
6.13%, 01/15/23 (r)	2,604	2,311
7.50%, 03/15/25 (e) (r)	6,897	6,259
Cleaver-Brooks Inc., 8.75%, 12/15/19 (r)	785	773
CTP Transportation Products LLC, 8.25%, 12/15/19 (r)	3,925	4,062
Ducommun Inc., 9.75%, 07/15/18	5,081	5,354
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (r)	5,937	5,952
9.75%, 05/01/20 (r)	6,082	5,763
Global Ship Lease Inc., 10.00%, 04/01/19 (r)	2,500	2,606
Huntington Ingalls Industries Inc., 5.00%, 12/15/21 (r)	3,498	3,559
IHS Inc., 5.00%, 11/01/22 (r)	2,923	2,905
MasTec Inc., 4.88%, 03/15/23	5,966	5,444
Meritor Inc.
6.75%, 06/15/21	6,500	6,646
6.25%, 02/15/24	12,919	12,758
Mustang Merger Corp., 8.50%, 08/15/21 (r)	5,760	5,846
Navistar International Corp., 8.25%, 11/01/21 (e)	8,250	7,838
NCI Building Systems Inc., 8.25%, 01/15/23 (r)	6,000	6,390
Quad/Graphics Inc., 7.00%, 05/01/22	8,900	8,655
Verisk Analytics Inc., 5.50%, 06/15/45	6,776	6,642
VistaJet Malta Finance Plc, 7.75%, 06/01/20 (r)	8,000	7,680
Waterjet Holdings Inc., 7.63%, 02/01/20 (r)	2,547	2,649
Welltec A/S, 8.00%, 02/01/19 (r)	7,429	7,095
West Corp., 5.38%, 07/15/22 (r)	9,719	9,087
		181,823
INFORMATION TECHNOLOGY - 4.2%
Advanced Micro Devices Inc.
6.75%, 03/01/19 (e)	7,500	6,806
7.00%, 07/01/24	6,688	5,651
Ancestry.com Inc.
9.63%, 10/15/18 (r) (y)	9,334	9,521
11.00%, 12/15/20	7,000	7,963
BMC Software Finance Inc., 8.13%, 07/15/21 (r)	3,000	2,430
Boxer Parent Co. Inc., 9.00%, 10/15/19 (e) (r) (y)	9,216	6,543
CommScope Inc., 5.00%, 06/15/21 (r)	4,545	4,448
Entegris Inc., 6.00%, 04/01/22 (r)	4,772	4,903
First Data Corp., 11.75%, 08/15/21	9,326	10,492
Micron Technology Inc.
5.25%, 08/01/23 (r)	10,000	9,587
5.25%, 01/15/24 (e) (r)	5,000	4,722
5.63%, 01/15/26 (r)	5,000	4,619
NXP BV
5.75%, 02/15/21 (r)	1,625	1,690
5.75%, 03/15/23 (r)	1,565	1,628
Sanmina Corp., 4.38%, 06/01/19 (r)	8,397	8,376
Sensata Technologies BV, 5.63%, 11/01/24 (r)	1,364	1,405
SS&C Technologies Holdings Inc., 5.88%, 07/15/23 (p) (q)	2,787	2,815
SunGard Availability Services Capital Inc., 8.75%, 04/01/22 (r)	9,857	7,196
ViaSat Inc., 6.88%, 06/15/20	17,000	17,935
		118,730
MATERIALS - 6.2%
Ardagh Finance Holdings SA, 8.63%, 06/15/19 (e) (r) (y)	5,579	5,775
Ardagh Packaging Finance Plc, 6.75%, 01/31/21 (r)	3,000	3,068
Ashland Inc.
4.75%, 08/15/22 (k)	2,129	2,089
6.88%, 05/15/43	3,646	3,701
Berry Plastics Corp.
5.50%, 05/15/22	4,500	4,511
5.13%, 07/15/23	9,000	8,775
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (r)	3,867	3,674
Cemex SAB de CV
7.25%, 01/15/21 (e) (r)	7,000	7,386
5.70%, 01/11/25 (e) (r)	11,719	11,176
Cia Minera Ares SAC, 7.75%, 01/23/21 (e) (r)	5,000	5,131
Coveris Holdings SA, 7.88%, 11/01/19 (r)	10,318	10,266
Eldorado Gold Corp., 6.13%, 12/15/20 (r)	8,400	8,305
Ferrexpo Finance Plc, 10.38%, 04/07/19 (r)	2,250	1,913
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (e) (r)	12,859	10,850
9.75%, 03/01/22 (e) (r)	1,369	1,413
6.88%, 04/01/22 (e) (r)	10,000	7,012
Freeport-McMoRan Inc., 5.40%, 11/14/34	8,000	6,883
Hexion Specialty Chemicals Inc., 9.20%, 03/15/21	1,775	1,282
Hexion US Finance Corp., 8.88%, 02/01/18	7,000	6,317
PaperWorks Finance LLC, 9.50%, 08/15/19 (r)	3,000	2,985
PaperWorks Industries Inc., 9.50%, 08/15/19 (e) (r)	6,000	5,970
Platform Specialty Products Corp., 6.50%, 02/01/22 (e) (r)	3,000	3,098
Rain CII Carbon LLC, 8.25%, 01/15/21 (e) (r)	12,999	12,642
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (e)	8,478	8,346
RPM International Inc, 5.25%, 06/01/45	15,000	14,227
Samarco Mineracao SA, 5.75%, 10/24/23 (r)	4,145	4,104
Sealed Air Corp.
4.88%, 12/01/22 (e) (r)	2,155	2,123
5.13%, 12/01/24 (r)	1,143	1,127
Signode Industrial Group Lux SA, 6.38%, 05/01/22 (r)	6,582	6,385
TPC Group Inc., 8.75%, 12/15/20 (r)	30	28
Trinseo Materials Operating SCA, 6.75%, 05/01/22 (r)	2,916	2,974
		173,536
TELECOMMUNICATION SERVICES - 5.5%
Altice Finco SA, 9.88%, 12/15/20 (e) (r)	3,979	4,377
CenturyLink Inc., 5.63%, 04/01/25 (p) (q)	2,500	2,256
Cincinnati Bell Inc., 8.38%, 10/15/20	8,000	8,410
Cogent Communications Group Inc., 5.38%, 03/01/22 (r)	3,000	2,959
Consolidated Communications Finance Co., 10.88%, 06/01/20	5,538	6,341
Frontier Communications Corp.
8.50%, 04/15/20	5,718	5,978
8.75%, 04/15/22 (e)	1,295	1,282
9.00%, 08/15/31 (e)	4,429	4,030
Inmarsat Finance Plc, 4.88%, 05/15/22 (r)	7,000	6,755
Intelsat Jackson Holdings SA, 6.63%, 12/15/22 (e)	10,000	9,162
Intelsat Luxembourg SA, 7.75%, 06/01/21 (e)	4,825	4,029
Level 3 Communications Inc., 5.75%, 12/01/22	5,000	4,963

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Level 3 Financing Inc.
5.13%, 05/01/23 (r)	5,000	4,916
5.38%, 05/01/25 (r)	5,000	4,819
SBA Communications Corp., 4.88%, 07/15/22	8,571	8,346
SES Global Americas Holdings GP, 5.30%, 03/25/44 (r)	10,669	10,720
Sprint Capital Corp.
6.90%, 05/01/19	3,000	3,060
6.88%, 11/15/28	15,000	12,862
Sprint Corp., 7.13%, 06/15/24	7,000	6,493
Sprint Nextel Corp.
11.50%, 11/15/21	4,000	4,710
6.00%, 11/15/22	6,000	5,483
T-Mobile USA Inc.
6.13%, 01/15/22 (e)	2,000	2,065
6.00%, 03/01/23	5,556	5,688
6.84%, 04/28/23 (e)	654	688
6.50%, 01/15/24 (e)	5,000	5,163
Windstream Corp., 6.38%, 08/01/23 (e)	7,000	5,752
Zayo Group LLC, 6.00%, 04/01/23 (r)	14,111	13,937
		155,244
UTILITIES - 2.1%
Abengoa Yield Plc, 7.00%, 11/15/19 (r)	9,259	9,537
AES Corp.
3.28%, 06/01/19 (i)	4,866	4,866
4.88%, 05/15/23 (e)	987	928
5.50%, 04/15/25	23,000	21,850
Exelon Corp.
3.95%, 06/15/25	3,534	3,549
5.10%, 06/15/45	5,858	5,852
FirstEnergy Corp., 4.25%, 03/15/23 (l)	1,005	1,010
PPL Energy Supply LLC, 6.50%, 06/01/25 (r)	10,190	10,190
RJS Power Holdings LLC, 5.13%, 07/15/19 (r)	1,429	1,400
		59,182
Total Corporate Bonds and Notes (cost $2,372,844)		2,246,600

VARIABLE RATE SENIOR LOAN INTERESTS - 5.7% (i)
CONSUMER DISCRETIONARY - 2.2%
AMAYA Holdings BV Term Loan
5.00%, 07/29/21	6,858	6,846
8.00%, 07/28/22	3,640	3,667
Borgata Term Loan B, 6.50%, 08/15/18	5,821	5,869
Burger King Corp. Term Loan B, 3.75%, 12/10/21	6,248	6,239
Caesars Entertainment Corp. Term Loan, 9.75%, 01/28/18 (c) (d)	2,239	1,946
Caesars Growth Properties Holdings LLC 1st Lien Term Loan, 6.25%, 04/10/21	4,712	3,986
Dollar Tree Inc. Term Loan B-1, 3.50%, 05/26/22	2,186	2,184
Four Seasons Hotels Ltd. 2nd Lien Term Loan, 6.25%, 12/27/20 (f)	1,935	1,935
Four Seasons Hotels Ltd. New Term Loan, 3.50%, 06/27/20	910	910
Liberty Global Term Loan
4.50%, 12/24/21	2,700	2,691
7.75%, 06/23/23	1,300	1,300
Media General Inc. Term Loan, 4.25%, 07/31/20	6,533	6,527
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/05/19	7,554	7,511
Party City Holdings Inc. Term Loan, 4.00%, 07/27/19	1,897	1,892
Visant Holding Corp. Term Loan, 7.00%, 08/15/21	7,801	7,515
Yonkers Racing Corp. Term Loan
4.25%, 08/19/19	1,453	1,381
8.75%, 08/19/20	500	477
		62,876
CONSUMER STAPLES - 0.4%
Albertson’s LLC Term Loan B-3, 5.00%, 08/11/19	6,913	6,931
Hearthside Group Holdings LLC 1st Lien Term Loan, 4.50%, 04/23/21	4,069	4,072
		11,003
ENERGY - 1.5%
Caelus Energy Alaska O3 LLC 2nd Lien Term Loan, 8.75%, 04/02/21	14,200	11,502
Chief Exploration & Development LLC 2nd Lien Term Loan, 7.50%, 05/12/21	3,300	3,095
Citgo Holding Inc. Term Loan B, 9.50%, 05/09/18	9,254	9,272
Energy Future Intermediate Holding Company LLC Term Loan, 4.25%, 04/28/16	11,056	11,051
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/24/20	246	188
Jonah Energy LLC 2nd Lien Term Loan, 7.50%, 05/07/21	6,800	6,426
Seventy Seven Operating LLC Term Loan, 3.75%, 06/18/21	1,188	1,084
		42,618
FINANCIALS - 0.4%
Asurion LLC Incremental Term Loan, 4.25%, 06/20/20	2,241	2,231
Endo Luxembourg Finance Term Loan B, 0.00%, 06/30/22 (z)	4,000	4,008
Toys R Us Property Co. I LLC Term Loan, 6.00%, 08/21/19	6,272	5,954
		12,193
HEALTH CARE - 0.2%
Amsurg Corp. Term Loan B, 3.75%, 07/08/21	1,139	1,139
Concordia Healthcare Corp. Term Loan B, 4.75%, 04/17/22	744	746
Endo Pharmaceuticals Holdings Inc. Term Loan B, 3.25%, 12/11/20	2,009	2,013
Valeant Pharmaceuticals International Inc. Term Loan, 4.00%, 03/13/22	2,320	2,316
		6,214
INDUSTRIALS - 0.4%
Algeco Scotsman Global Finance Plc Term Loan, 15.75%, 05/10/18 (f) (y)	5,965	4,176
TransDigm Inc. Term Loan D, 3.75%, 05/22/21	7,029	6,967
		11,143
MATERIALS - 0.6%
Hanson Building Products Term Loan
6.50%, 03/05/22	6,977	6,977
10.50%, 03/04/23 (f)	6,400	6,240
Solenis International LP 2nd Lien Term Loan, 7.75%, 07/02/22	3,500	3,382
		16,599
Total Variable Rate Senior Loan Interests (cost $167,640)		162,646

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 1.8%
GOVERNMENT SECURITIES - 1.8%
U.S. Treasury Securities - 1.8%
U.S. Treasury Bond, 2.50%, 02/15/45 (e)	57,200	50,104
Total Government and Agency Obligations (cost $51,078)		50,104

COMMON STOCKS - 6.7%
CONSUMER DISCRETIONARY - 2.0%
AMC Networks Inc. - Class A (c)	120	9,822
DISH Network Corp. - Class A (c)	120	8,125
Home Interior Gift Inc. (c) (f) (q)	429	—
MGM Resorts International (c)	475	8,669
Michaels Cos. Inc. (c)	400	10,764
Party City Holdco Inc. (c)	105	2,128
Sally Beauty Holdings Inc. (c)	270	8,527
ServiceMaster Global Holdings Inc. (c)	250	9,042
		57,077
CONSUMER STAPLES - 0.5%
B&G Foods Inc.	300	8,559
Diamond Foods Inc. (c)	194	6,100
		14,659
ENERGY - 0.7%
Atlas Resource Partners LP	270	1,690
BreitBurn Energy Partners LP	550	2,618
Kinder Morgan Inc.	80	3,071
Legacy Reserves LP	195	1,671
Lone Pine Resources Canada Ltd. - Class A (c) (f) (p) (q)	405	—
Lone Pine Resources Inc. - Class A (c) (f)	405	—
MarkWest Energy Partners LP	80	4,511
Williams Partners LP	130	6,296
		19,857
FINANCIALS - 0.8%
JPMorgan Chase & Co.	100	6,776
Outfront Media Inc.	151	3,822
Royal Bank of Scotland Group Plc - ADR (c) (e)	700	7,749
Wells Fargo & Co.	100	5,624
		23,971
HEALTH CARE - 0.9%
DaVita HealthCare Partners Inc. (c)	80	6,358
Hologic Inc. (c)	60	2,284
Valeant Pharmaceuticals International Inc. (c)	70	15,550
		24,192
INDUSTRIALS - 0.8%
ADT Corp. (e)	115	3,861
Boeing Co.	55	7,630
Builders FirstSource Inc. (c)	500	6,420
Nielsen NV	50	2,238
Nortek Inc. (c)	41	3,434
		23,583
INFORMATION TECHNOLOGY - 0.2%
EchoStar Corp. - Class A (c)	80	3,895
New Cotai LLC (c) (f) (q)	—	945
		4,840
MATERIALS - 0.7%
Freeport-McMoran Inc. - Class B	270	5,028
LyondellBasell Industries NV - Class A	95	9,883
Rock-Tenn Co. - Class A	60	3,612
		18,523
TELECOMMUNICATION SERVICES - 0.1%
Intelsat SA (c) (e)	319	3,160
Total Common Stocks (cost $169,248)		189,862

PREFERRED STOCKS - 1.1%
ENERGY - 0.4%
NuStar Logistics LP, 7.63% (e)	388	10,282

FINANCIALS - 0.7%
Ally Financial Inc., 7.00%, (callable at 1,000 beginning 08/24/15) (m) (r)	1	512
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/17), Series Z (c) (d) (m)	50	188
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 08/26/15), Series T (c) (d) (e) (m)	23	153
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	519	1,946
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (e) (m)	300	7,356
Wells Fargo & Co., 6.63%, (callable at 25 beginning 03/15/24) (m)	350	9,660
		19,815
Total Preferred Stocks (cost $33,005)		30,097

INVESTMENT COMPANIES - 1.7%
Eaton Vance Senior Floating-Rate Trust	200	2,750
Invesco Senior Income Trust	407	1,816
Kayne Anderson MLP Investment Co.	199	6,112
PIMCO Floating Rate Strategy Fund	267	2,621
SPDR Barclays High Yield Bond ETF (e)	875	33,626
Total Investment Companies (cost $46,843)		46,925

OTHER EQUITY INTERESTS - 0.6%
GenOn Energy Inc., 9.88%, 10/15/20 (u)	9,813	9,985
Lone Pine Resources Inc. Escrow (f) (p) (q) (u)	3,244	—
Stone Container Finance Co. of Canada II, 7.38%, 07/15/14 (f) (u)	1,375	—
United Rentals North America Inc., 7.63%, 04/15/22 (u)	6,372	6,897
Total Other Equity Interests (cost $17,469)		16,882

SHORT TERM INVESTMENTS - 9.6%
Investment Companies - 0.6%
JNL Money Market Fund, 0.01% (a) (h)	17,689	17,689

Securities Lending Collateral - 9.0%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	254,916	254,916
Total Short Term Investments (cost $272,605)		272,605
Total Investments - 107.6% (cost $3,153,929)		3,039,346
Other Assets and Liabilities, Net - (7.6%)		(215,785)
Total Net Assets - 100.0%		$2,823,561

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	22.0%
Energy	16.0
Financials	10.6
Health Care	8.2
Industrials	7.3
Materials	6.9
Telecommunication Services	5.2
Consumer Staples	4.5
Information Technology	4.1
Utilities	2.3
Government Securities	1.6
Non-U.S. Government Agency ABS	0.8
Investment Companies	1.5
Short Term Investments	9.0
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/S&P International 5 Fund

	Shares/Par (t)	Value
COMMON STOCKS - 99.3%
AUSTRALIA - 8.5%
ASX Ltd.	26	$789
Aurizon Holdings Ltd.	248	980
BHP Billiton Ltd.	37	746
Coca-Cola Amatil Ltd.	108	760
CSL Ltd.	13	897
Fortescue Metals Group Ltd.	486	716
GPT Group	258	849
Lend Lease Corp. Ltd.	71	817
Orica Ltd.	55	901
Origin Energy Ltd.	100	921
Rio Tinto Ltd.	19	797
Santos Ltd.	153	924
South32 Ltd. (c)	34	47
Telstra Corp. Ltd.	193	912
Wesfarmers Ltd.	27	812
Woodside Petroleum Ltd.	35	919
Woolworths Ltd.	36	739
WorleyParsons Ltd.	56	447
		13,973
BELGIUM - 1.4%
Ageas	19	737
Umicore	32	1,516
		2,253
CANADA - 8.5%
Alimentation Couche-Tard Inc.	20	856
BCE Inc.	30	1,274
CGI Group Inc. (c)	31	1,201
CI Financial Corp.	21	573
Constellation Software Inc.	1	476
Finning International Inc.	30	559
Genworth MI Canada Inc.	18	462
H&R REIT	23	404
Intact Financial Corp.	11	743
Linamar Corp.	7	435
Magna International Inc.	24	1,370
Potash Corp. of Saskatchewan Inc.	37	1,155
PrairieSky Royalty Ltd.	32	799
Silver Wheaton Corp.	28	491
Sun Life Financial Inc.	43	1,449
Suncor Energy Inc.	44	1,201
Teck Resources Ltd.	50	491
		13,939
DENMARK - 2.9%
A P Moller - Maersk A/S - Class B	1	1,213
A P Moller - Maersk A/S - Class A	—	824
Pandora A/S	17	1,817
TDC A/S	130	954
		4,808
FINLAND - 2.9%
Elisa Oyj	26	810
Fortum Oyj	68	1,200
Kone Oyj - Class B	33	1,343
Sampo Oyj	31	1,447
		4,800
FRANCE - 5.6%
Christian Dior SE	4	695
Compagnie Generale des Etablissements Michelin	16	1,719
Orange SA	83	1,286
Sanofi SA	16	1,554
Suez Environnement SA	60	1,120
Unibail-Rodamco SE	5	1,335
Vivendi SA	63	1,601
		9,310
GERMANY - 3.3%
Allianz SE	9	1,439
E.ON SE	96	1,282
Muenchener Rueckversicherungs AG	7	1,319
Siemens AG	14	1,407
		5,447
HONG KONG - 1.8%
Experian Plc	75	1,357
Li & Fung Ltd.	840	666
Link REIT	150	878
		2,901
ISRAEL - 0.6%
Azrieli Group	5	205
Bezeq Israeli Telecommunication Corp. Ltd.	488	831
		1,036
ITALY - 3.4%
Assicurazioni Generali SpA	75	1,349
Atlantia SpA	59	1,463
Mediaset SpA	338	1,629
UnipolSai SpA	464	1,150
		5,591
JAPAN - 23.2%
AEON Co. Ltd.	104	1,481
Canon Inc.	34	1,106
Chugoku Electric Power Co. Inc.	56	811
Citizen Holdings Co. Ltd.	96	667
Daihatsu Motor Co. Ltd.	67	955
Daiichi Sankyo Co. Ltd.	71	1,316
Dena Co. Ltd.	83	1,634
Denso Corp.	24	1,169
Fuji Electric Holdings Co. Ltd.	208	895
Hitachi Capital Corp.	24	629
Hitachi Construction Machinery Co. Ltd.	52	916
Hokuriku Electric Power Co.	36	539
Honda Motor Co. Ltd.	33	1,070
Japan Airlines Co. Ltd.	36	1,258
JGC Corp.	53	1,001
JSR Corp.	40	704
K’s Holdings Corp.	16	573
KDDI Corp.	48	1,156
Komatsu Ltd.	54	1,081
Kuraray Co. Ltd.	72	882
Makita Corp.	24	1,278
Marubeni Corp.	181	1,036
Mitsubishi Corp.	56	1,238
Mitsubishi Gas Chemical Co. Inc.	192	1,075
Mitsubishi Tanabe Pharma Corp.	28	422

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Mitsui & Co. Ltd.	80	1,087
Nippon Telegraph & Telephone Corp.	35	1,282
Nissan Motor Co. Ltd.	106	1,105
Oji Holdings Corp.	173	752
Otsuka Holdings Co. Ltd.	37	1,163
Resona Holdings Inc.	199	1,085
Sekisui House Ltd.	82	1,305
Sumitomo Corp.	101	1,176
Sumitomo Metal Mining Co. Ltd.	70	1,065
Sumitomo Rubber Industries Inc.	56	874
Tokio Marine Holdings Inc.	31	1,285
West Japan Railway Co.	19	1,241
		38,312
LUXEMBOURG - 0.6%
SES SA - FDR	30	1,007

NETHERLANDS - 4.6%
Aegon NV	199	1,465
Koninklijke Ahold NV	82	1,535
Randstad Holding NV	26	1,696
Unilever NV - CVA	36	1,485
Wolters Kluwer NV	48	1,419
		7,600
NEW ZEALAND - 0.4%
Spark New Zealand Ltd.	346	655

NORWAY - 1.0%
Telenor ASA	76	1,670

PORTUGAL - 0.8%
Energias de Portugal SA	354	1,348

SINGAPORE - 1.1%
Hutchison Port Holdings Trust	1,264	796
Singapore Telecommunications Ltd.	302	942
		1,738
SOUTH KOREA - 1.9%
Coway Co. Ltd.	11	916
KT&G Corp.	12	1,013
LG Innotek Co. Ltd.	9	819
SK Holdings Co. Ltd.	3	460
		3,208
SPAIN - 2.6%
Abertis Infraestructuras SA	74	1,214
Ferrovial SA	73	1,593
Telefonica SA	99	1,408
		4,215
SWEDEN - 6.4%
Electrolux AB	47	1,479
ICA Gruppen AB	19	689
Skandinaviska Enskilda Banken AB - Class A	123	1,579
Skanska AB - Class B	62	1,253
Swedish Match AB	50	1,409
Tele2 AB - Class B	132	1,535
Telefonaktiebolaget LM Ericsson - Class B	119	1,238
TeliaSonera AB	246	1,450
		10,632
SWITZERLAND - 2.2%
Roche Holding AG Bearer	3	689
Swiss Re AG	17	1,489
Zurich Financial Services AG	5	1,468
		3,646
UNITED KINGDOM - 15.0%
Aberdeen Asset Management Plc	188	1,192
Admiral Group Plc	30	661
Aggreko Plc	26	586
AstraZeneca Plc	22	1,419
BP Plc	223	1,483
British American Tobacco Plc	26	1,421
Centrica Plc	407	1,691
Direct Line Insurance Group Plc	187	987
GKN Plc	243	1,276
GlaxoSmithKline Plc	64	1,340
Imperial Tobacco Group Plc	32	1,541
Kingfisher Plc	278	1,515
Legal & General Group Plc	361	1,410
Marks & Spencer Group Plc	199	1,677
National Grid Plc	112	1,447
Old Mutual Plc	303	958
Rolls-Royce Holdings Plc	106	1,449
Scottish & Southern Energy Plc	64	1,547
Severn Trent Plc	33	1,082
		24,682
UNITED STATES OF AMERICA - 0.6%
Flextronics International Ltd. (c)	78	877
Taro Pharmaceutical Industries Ltd. (c)	1	186
		1,063
Total Common Stocks (cost $170,026)		163,834

SHORT TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
JNL Money Market Fund, 0.01% (a) (h)	941	941
Total Short Term Investments (cost $941)		941
Total Investments - 99.9% (cost $170,967)		164,775
Other Assets and Liabilities, Net - 0.1%		241
Total Net Assets - 100.0%		$165,016

Portfolio Composition:	Percentage of Total Investments
Industrials	18.4%
Financials	18.3
Consumer Discretionary	17.5
Telecommunication Services	9.8
Consumer Staples	7.8
Utilities	7.3
Materials	6.9
Health Care	5.4
Energy	4.1
Information Technology	3.9
Short Term Investments	0.6
Total Investments	100.0%

JNL/T. Rowe Price Established Growth Fund

	Shares/Par (t)	Value
COMMON STOCKS - 98.7%
CONSUMER DISCRETIONARY - 24.0%
Amazon.com Inc. (c)	594	$257,849
AutoZone Inc. (c)	92	61,155
BorgWarner Inc.	380	21,571
Carmax Inc. (c)	665	44,030
Chipotle Mexican Grill Inc. - Class A (c)	46	27,950
Delphi Automotive Plc	338	28,743
HanesBrands Inc.	1,654	55,115
Home Depot Inc.	326	36,228
JD.com Inc. - ADR - Class B (c)	730	24,883
Las Vegas Sands Corp.	523	27,473

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Lowe’s Cos. Inc.	956	64,017
MGM Resorts International (c)	2,435	44,435
Netflix Inc. (c)	61	39,810
Nike Inc. - Class B	330	35,679
Pandora Media Inc. (c)	471	7,312
Priceline Group Inc. (c)	149	171,803
Ross Stores Inc.	574	27,883
Starbucks Corp.	1,173	62,912
Tesla Motors Inc. (c)	284	76,257
Tractor Supply Co.	632	56,851
Under Armour Inc. - Class A (c)	191	15,929
Vipshop Holdings Ltd. - ADR (c)	2,146	47,744
Walt Disney Co.	748	85,422
Wynn Resorts Ltd.	77	7,591
		1,328,642
CONSUMER STAPLES - 1.8%
Costco Wholesale Corp.	152	20,556
CVS Health Corp.	550	57,632
Estee Lauder Cos. Inc.	258	22,315
		100,503
ENERGY - 1.4%
Concho Resources Inc. (c)	96	10,976
Continental Resources Inc. (c)	242	10,246
EQT Corp.	296	24,109
Pioneer Natural Resources Co.	117	16,171
Range Resources Corp.	305	15,038
		76,540
FINANCIALS - 6.1%
American Tower Corp.	933	87,013
BlackRock Inc.	68	23,492
Crown Castle International Corp.	586	47,040
Intercontinental Exchange Inc.	180	40,205
Morgan Stanley	1,809	70,171
State Street Corp.	480	36,929
TD Ameritrade Holding Corp.	808	29,765
WeWork Co. (c) (f) (p) (q)	17	556
		335,171
HEALTH CARE - 24.9%
AbbVie Inc.	191	12,829
Alexion Pharmaceuticals Inc. (c)	591	106,799
Allergan Plc (c)	451	136,709
Alnylam Pharmaceuticals Inc. (c)	32	3,836
Anthem Inc.	348	57,071
Biogen Inc. (c)	263	106,075
BioMarin Pharmaceutical Inc. (c)	277	37,837
Bristol-Myers Squibb Co.	585	38,893
Celgene Corp. (c)	752	86,998
CIGNA Corp.	256	41,440
Gilead Sciences Inc.	1,088	127,341
Humana Inc.	261	49,834
Incyte Corp. (c)	421	43,914
Intuitive Surgical Inc. (c)	143	69,186
McKesson Corp.	531	119,307
Regeneron Pharmaceuticals Inc. (c)	94	48,054
UnitedHealth Group Inc.	496	60,500
Valeant Pharmaceuticals International Inc. (c)	641	142,487
Vertex Pharmaceuticals Inc. (c)	307	37,950
Walgreens Boots Alliance Inc.	596	50,318
		1,377,378
INDUSTRIALS - 11.0%
American Airlines Group Inc.	1,762	70,365
Boeing Co.	634	87,935
Canadian Pacific Railway Ltd.	176	28,216
Danaher Corp.	1,680	143,765
FedEx Corp.	266	45,395
Flowserve Corp.	523	27,552
IHS Inc. - Class A (c)	72	9,274
JB Hunt Transport Services Inc.	173	14,218
Precision Castparts Corp.	248	49,468
Roper Industries Inc.	349	60,102
United Continental Holdings Inc. (c)	459	24,345
Wabtec Corp.	490	46,140
		606,775
INFORMATION TECHNOLOGY - 27.9%
58.Com Inc. - ADR - Class A (c)	130	8,296
Akamai Technologies Inc. (c)	262	18,258
Alibaba Group Holding Ltd. - ADR (c)	1,022	84,106
Apple Inc.	1,225	153,608
ASML Holding NV - ADR	157	16,296
Baidu.com - ADR - Class A (c)	369	73,480
Facebook Inc. - Class A (c)	1,597	136,950
Fiserv Inc. (c)	374	30,970
Google Inc. - Class A (c)	258	139,060
Google Inc. - Class C (c)	276	143,476
LinkedIn Corp. (c)	240	49,591
MasterCard Inc. - Class A	1,381	129,115
Microsoft Corp.	2,640	116,534
Mobileye NV (c)	553	29,414
NetSuite Inc. (c)	262	24,066
Palo Alto Networks Inc. (c)	78	13,539
Red Hat Inc. (c)	390	29,613
Salesforce.com Inc. (c)	1,137	79,141
ServiceNow Inc. (c)	433	32,146
Tencent Holdings Ltd.	2,449	48,974
Visa Inc. - Class A	2,415	162,154
Workday Inc. - Class A (c)	274	20,931
		1,539,718
MATERIALS - 1.6%
Ashland Inc.	201	24,526
Martin Marietta Materials Inc.	122	17,293
Sherwin-Williams Co.	169	46,506
		88,325
Total Common Stocks (cost $3,944,178)		5,453,052

PREFERRED STOCKS - 0.8%
FINANCIALS - 0.1%
WeWork Co. (c) (f) (p) (q)	152	4,997

INFORMATION TECHNOLOGY - 0.7%
Airbnb Inc. (c) (f) (p) (q)	167	14,127
Dropbox Inc. (c) (f) (p) (q)	437	8,083
Flipkart Ltd. (c) (f) (p) (q)	51	7,265
Flipkart Ltd. (c) (f) (p) (q)	3	486
Flipkart Ltd. (c) (f) (p) (q)	6	858
Flipkart Ltd. (c) (f) (p) (q)	11	1,595
Flipkart Ltd. (c) (f) (p) (q)	10	1,423
Flipkart Ltd. (c) (f) (p) (q)	47	6,745
LivingSocial, Series F (c) (f) (p) (q)	154	28
		40,610
Total Preferred Stocks (cost $37,673)		45,607

SHORT TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
JNL Money Market Fund, 0.01% (a) (h)	2,000	2,000
T. Rowe Price Reserves Investment Fund, 0.07% (a) (h)	54,814	54,814
Total Short Term Investments (cost $56,814)		56,814
Total Investments - 100.5% (cost $4,038,665)		5,555,473
Other Assets and Liabilities, Net - (0.5%)		(28,981)
Total Net Assets - 100.0%		$5,526,492

See accompanying Notes to Financial Statements.

Portfolio Composition:	Percentage of Total Investments
Information Technology	28.5%
Health Care	24.8
Consumer Discretionary	23.9
Industrials	10.9
Financials	6.1
Consumer Staples	1.8
Materials	1.6
Energy	1.4
Short Term Investments	1.0
Total Investments	100.0%

JNL/T. Rowe Price Mid-Cap Growth Fund

	Shares/Par (t)	Value
COMMON STOCKS - 94.5%
CONSUMER DISCRETIONARY - 15.5%
ARAMARK Corp.	709	$21,958
AutoZone Inc. (c)	69	46,016
BorgWarner Inc.	270	15,347
Carmax Inc. (c)	980	64,886
Chipotle Mexican Grill Inc. - Class A (c)	7	4,235
Choice Hotels International Inc.	405	21,971
Coupons.com Inc. (c) (e)	495	5,341
Dollar General Corp.	304	23,633
HanesBrands Inc.	811	27,022
Harley-Davidson Inc.	263	14,820
Harman International Industries Inc.	135	16,057
L Brands Inc.	304	26,062
Marriott International Inc. - Class A	341	25,367
Michaels Cos. Inc. (c)	595	16,011
Netflix Inc. (c)	20	13,139
Norwegian Cruise Line Holdings Ltd. (c)	1,027	57,553
O’Reilly Automotive Inc. (c)	236	53,331
PVH Corp.	169	19,469
Royal Caribbean Cruises Ltd.	237	18,649
Tesla Motors Inc. (c) (e)	61	16,364
TripAdvisor Inc. (c)	135	11,764
WABCO Holdings Inc. (c)	101	12,496
Wolverine World Wide Inc.	439	12,503
		543,994
CONSUMER STAPLES - 3.1%
Keurig Green Mountain Inc.	34	2,605
Rite Aid Corp. (c)	3,716	31,029
Sprouts Farmers Market Inc. (c)	675	18,211
TreeHouse Foods Inc. (c)	169	13,694
WhiteWave Foods Co. - Class A (c)	609	29,768
Whole Foods Market Inc.	338	13,331
		108,638
ENERGY - 3.7%
Cimarex Energy Co.	135	14,892
Concho Resources Inc. (c)	203	23,114
CONSOL Energy Inc.	608	13,218
EQT Corp.	473	38,474
Pioneer Natural Resources Co.	102	14,146
Range Resources Corp.	541	26,714
		130,558
FINANCIALS - 10.2%
CBOE Holdings Inc.	540	30,899
FNF Group	1,354	50,084
HCC Insurance Holdings Inc.	542	41,647
Intercontinental Exchange Inc.	142	31,753
Jones Lang LaSalle Inc.	229	39,159
LPL Financial Holdings Inc. (e)	473	21,990
MSCI Inc. - Class A	575	35,391
Progressive Corp.	1,024	28,498
TD Ameritrade Holding Corp.	947	34,868
WeWork Co. (c) (f) (p) (q)	89	2,937
Willis Group Holdings Plc	879	41,225
		358,451
HEALTH CARE - 17.3%
Agilent Technologies Inc.	948	36,574
Alkermes Plc (c)	710	45,681
Alnylam Pharmaceuticals Inc. (c)	68	8,151
Bruker Corp. (c)	1,270	25,921
Catalent Inc. (c)	886	25,986
Cooper Cos. Inc.	250	44,493
Dentsply International Inc.	677	34,899
Envision Healthcare Holdings Inc. (c)	461	18,200
Henry Schein Inc. (c)	271	38,515
Hologic Inc. (c)	339	12,902
Hospira Inc. (c)	406	36,016
Idexx Laboratories Inc. (c)	338	21,679
Illumina Inc. (c)	85	18,561
IMS Health Holdings Inc. (c)	610	18,697
Incyte Corp. (c)	238	24,802
Intuitive Surgical Inc. (c)	91	44,090
MEDNAX Inc. (c)	339	25,123
Mettler-Toledo International Inc. (c)	30	10,244
Sirona Dental Systems Inc. (c)	135	13,557
Teleflex Inc.	338	45,782
Universal Health Services Inc. - Class B	136	19,326
Veeva Systems Inc. - Class A (c)	406	11,380
Vertex Pharmaceuticals Inc. (c)	136	16,793
West Pharmaceutical Services Inc.	160	9,310
		606,682
INDUSTRIALS - 19.8%
Acuity Brands Inc.	169	30,417
Allegion Plc	270	16,238
AMETEK Inc.	615	33,690
Babcock & Wilcox Co.	34	1,115
Colfax Corp. (c)	486	22,429
DigitalGlobe Inc. (c)	696	19,342
Equifax Inc.	406	39,419
Fastenal Co.	338	14,257
Graco Inc.	14	966
IDEX Corp.	566	44,476
IHS Inc. - Class A (c)	473	60,842
JB Hunt Transport Services Inc.	202	16,582
Kansas City Southern	270	24,624
Manpower Inc.	237	21,183
Nordson Corp.	134	10,437
Pall Corp.	564	70,190
Rexnord Corp. (c)	659	15,761
Roper Industries Inc.	270	46,564
Sensata Technologies Holding NV (c)	743	39,186
Textron Inc.	1,352	60,340
Towers Watson & Co.	203	25,537
TransUnion LLC (c)	136	3,404
Verisk Analytics Inc. - Class A (c)	474	34,488

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Waste Connections Inc.	542	25,539
Xylem Inc.	506	18,757
		695,783
INFORMATION TECHNOLOGY - 19.7%
Akamai Technologies Inc. (c)	251	17,525
Altera Corp.	1,216	62,259
Atlassian Corp. (c) (f) (p) (q)	102	1,933
Atlassian Corp. (c) (f) (p) (q)	38	722
Atlassian Corp. - Class A (c) (f) (p) (q)	15	283
Atlassian Corp. - Class A (c) (f) (p) (q)	78	1,480
Atlassian Corp. - Class A (c) (f) (p) (q)	22	411
Atmel Corp.	2,295	22,617
Cognex Corp.	135	6,493
CoreLogic Inc. (c)	811	32,189
Dropbox Inc. (c) (f) (p) (q)	42	784
FactSet Research Systems Inc.	135	21,939
FEI Co.	284	23,552
Fidelity National Information Services Inc.	340	21,012
Fiserv Inc. (c)	947	78,440
Fortinet Inc. (c)	135	5,580
Gartner Inc. - Class A (c)	270	23,161
Global Payments Inc.	405	41,897
GrubHub Inc. (c)	193	6,576
Guidewire Software Inc. (c)	47	2,488
JDS Uniphase Corp. (c)	1,622	18,783
Keysight Technologies Inc. (c)	810	25,264
LinkedIn Corp. - Class A (c)	34	7,025
Microchip Technology Inc.	541	25,657
Mobileye NV (c)	250	13,292
Motorola Solutions Inc.	406	23,280
Palo Alto Networks Inc. (c)	47	8,211
Rackspace Hosting Inc. (c)	483	17,963
Red Hat Inc. (c)	537	40,774
ServiceNow Inc. (c)	122	9,066
SS&C Technologies Holdings Inc.	270	16,875
Trimble Navigation Ltd. (c)	404	9,478
Vantiv Inc. - Class A (c)	811	30,972
VeriSign Inc. (c)	676	41,723
Workday Inc. - Class A (c)	48	3,667
Xilinx Inc.	372	16,428
Zillow Group Inc. - Class A (c) (e)	141	12,230
		692,029
MATERIALS - 4.0%
Ball Corp.	338	23,711
Celanese Corp. - Class A	271	19,479
Cytec Industries Inc.	79	4,776
Franco-Nevada Corp.	608	28,971
Martin Marietta Materials Inc.	169	23,915
RPM International Inc.	608	29,774
Silver Wheaton Corp.	575	9,971
		140,597
TELECOMMUNICATION SERVICES - 1.2%
T-Mobile US Inc. (c)	1,081	41,910

Total Common Stocks (cost $2,380,433)		3,318,642

PREFERRED STOCKS - 0.5%
CONSUMER DISCRETIONARY - 0.0%
LivingSocial (c) (f) (p) (q)	719	126

FINANCIALS - 0.3%
WeWork Co. (c) (f) (p) (q)	156	5,118
WeWork Co. (c) (f) (p) (q)	122	4,021
		9,139
INFORMATION TECHNOLOGY - 0.2%
Atlassian Corp. (c) (f) (p) (q)	75	1,430
Dropbox Inc., Series A (c) (f) (p) (q) (v)	53	974
Dropbox Inc., Series A-1 (c) (f) (p) (q) (v)	258	4,783
		7,187

Total Preferred Stocks (cost $12,707)		16,452

SHORT TERM INVESTMENTS - 6.0%
Investment Companies - 5.1%
JNL Money Market Fund, 0.01% (a) (h)	1,071	1,071
T. Rowe Price Reserves Investment Fund, 0.07% (a) (h)	178,440	178,440
		179,511
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	32,999	32,999

Total Short Term Investments (cost $212,510)		212,510

Total Investments - 101.0% (cost $2,605,650)		3,547,604
Other Assets and Liabilities, Net - (1.0%)		(34,501)
Total Net Assets - 100.0%		$3,513,103

Portfolio Composition:	Percentage of Total Investments
Information Technology	19.7%
Industrials	19.6
Health Care	17.1
Consumer Discretionary	15.3
Financials	10.3
Materials	4.0
Energy	3.7
Consumer Staples	3.1
Telecommunication Services	1.2
Short Term Investments	6.0
Total Investments	100.0%

JNL/T. Rowe Price Short-Term Bond Fund

	Shares/Par (t)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 29.3%
Ally Auto Receivables Trust
0.75%, 06/20/16	$2,775	$2,775
3.15%, 08/15/16 (r)	960	977
Ally Master Owner Trust
1.00%, 02/15/16	580	581
1.29%, 01/15/17	2,065	2,068
1.63%, 05/15/18	8,755	8,747
American Express Credit Account Master Trust
0.99%, 08/17/15	2,840	2,841
1.29%, 08/17/15 (r)	3,245	3,248
1.07%, 10/15/15 (r)	770	771
1.26%, 06/15/17	2,775	2,778
AmeriCredit Automobile Receivables Trust
1.52%, 03/15/17	915	918
0.96%, 04/09/18	687	688
1.19%, 05/08/18	2,560	2,562
1.60%, 07/08/19	2,305	2,305
1.26%, 11/08/19	5,560	5,562
1.27%, 01/08/20	2,945	2,942
ARI Fleet Lease Trust
0.81%, 12/15/16 (r)	2,577	2,576
1.11%, 11/15/18 (r)	3,585	3,586
1.67%, 09/15/23 (r)	3,780	3,764

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Ascentium Equipment Receivables LLC, 1.15%, 07/10/17 (r)	2,030	2,032
Banc of America Commercial Mortgage Trust REMIC
5.45%, 09/10/16	190	198
5.92%, 05/10/45 (i)	6,510	6,618
5.37%, 09/10/45 (i)	3,097	3,113
5.63%, 07/10/46	1,621	1,663
Bank of America Corp. REMIC, 6.00%, 08/10/17 (i)	160	172
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.54%, 07/11/16	1,152	1,190
5.54%, 09/12/16	2,291	2,381
5.75%, 12/11/16	1,132	1,136
5.20%, 12/11/38	4,560	4,756
5.70%, 06/13/50	401	402
BMW Vehicle Owner Trust REMIC, 1.50%, 06/25/18	1,050	1,054
Capital Auto Receivables Asset Trust
1.39%, 10/15/17	710	710
1.24%, 10/20/17	2,410	2,415
1.09%, 03/20/18	6,860	6,867
1.26%, 05/21/18	4,790	4,805
1.32%, 06/20/18	2,310	2,316
1.73%, 08/15/18	1,475	1,476
1.48%, 11/20/18	1,060	1,064
2.22%, 01/22/19	645	651
CarMax Auto Owner Trust
1.69%, 08/15/19	325	325
1.38%, 11/15/19	1,920	1,925
1.93%, 11/15/19	460	460
1.37%, 03/16/20	2,560	2,562
CCG Receivables Trust, 1.06%, 11/15/21 (r)	1,587	1,588
Chase Issuance Trust, 1.01%, 10/17/16	2,295	2,298
Citibank Credit Card Issuance Trust, 1.02%, 02/22/17	5,020	5,017
Citigroup Commercial Mortgage Trust
1.64%, 07/10/20 (f)	3,970	3,970
REMIC, 1.20%, 12/10/18	992	990
REMIC, 1.24%, 03/10/19	1,725	1,718
REMIC, 1.39%, 06/10/19	1,078	1,074
REMIC, 1.49%, 09/10/19	523	522
REMIC, 1.35%, 11/10/19	1,805	1,797
CNH Equipment Trust
0.69%, 08/15/16	3,530	3,532
1.05%, 05/15/18	2,640	2,632
REMIC, 1.37%, 12/17/18	4,350	4,348
CNH Wholesale Master Note Trust, 0.79%, 08/15/16 (i) (r)	2,275	2,277
COMM Mortgage Trust REMIC
1.04%, 02/13/17 (i) (r)	1,280	1,276
1.22%, 10/10/18	4,713	4,707
1.37%, 11/10/18	2,870	2,868
1.28%, 12/10/18	1,253	1,250
1.44%, 05/15/19	1,576	1,572
Commercial Mortgage Pass-Through Certificates REMIC
5.17%, 07/10/15 (i)	560	560
1.30%, 12/10/18	1,262	1,258
1.26%, 01/10/19	1,826	1,817
1.42%, 07/10/19	2,306	2,301
1.45%, 08/10/19	1,716	1,713
1.32%, 09/10/19	917	913
Commercial Mortgage Trust REMIC
1.31%, 11/10/18	619	617
1.38%, 12/10/18	1,277	1,274
1.49%, 08/10/19	655	656
1.57%, 10/10/19	969	970
CSAIL Commercial Mortgage Trust REMIC
1.45%, 10/18/19	6,854	6,847
1.68%, 10/18/19	661	663
CSMC Trust REMIC, 0.99%, 04/15/16 (i) (r)	675	673
DB Master Finance LLC, 3.26%, 02/20/19 (r)	5,721	5,739
Diamond Resorts Owner Trust
2.27%, 05/20/26 (r)	1,282	1,288
2.54%, 05/20/27 (r)	2,272	2,276
Discover Card Execution Note Trust, 1.39%, 10/16/17	4,865	4,876
Dominos Pizza Master Issuer LLC, 5.22%, 01/25/19 (r)	3,788	3,907
Elara HGV Timeshare Issuer LLC, 2.53%, 02/25/27 (r)	1,364	1,359
Enterprise Fleet Financing LLC
0.68%, 10/20/15 (r)	1,107	1,107
1.06%, 05/20/16 (r)	1,047	1,048
0.87%, 12/20/16 (r)	1,096	1,095
1.05%, 08/21/17 (r)	7,997	7,997
1.30%, 11/20/17 (r)	3,475	3,478
Exeter Automobile Receivables Trust, 1.06%, 08/15/18 (r)	346	346
Ford Credit Auto Lease Trust
1.23%, 04/15/16	2,010	2,015
1.01%, 05/15/16	2,130	2,131
1.51%, 05/15/16	1,375	1,379
1.28%, 06/15/16	1,565	1,566
1.10%, 11/15/17	1,975	1,977
1.31%, 08/15/18	1,465	1,464
Ford Credit Auto Owner Trust
1.06%, 05/15/19	2,975	2,977
1.16%, 11/15/19	2,890	2,889
Ford Credit Floorplan Master Owner Trust
1.40%, 08/15/17	3,595	3,602
1.42%, 01/15/18	3,075	3,074
Fosse Master Issuer Plc, 1.66%, 10/18/54 (i) (r)	956	959
GE Dealer Floorplan Master Note Trust
0.63%, 10/20/15 (i)	5,265	5,266
0.59%, 04/20/16 (i)	4,635	4,632
0.57%, 07/20/17 (i)	5,835	5,804
0.64%, 10/20/17 (i)	3,615	3,608
GE Equipment Midticket LLC, 0.78%, 01/22/16	2,390	2,390
GE Equipment Small Ticket LLC, 0.95%, 12/24/16 (r)	4,995	4,997
GE Equipment Transportation LLC
1.48%, 01/23/18	845	847
1.28%, 02/25/19	998	999
GMF Floorplan Owner Revolving Trust, 1.65%, 05/15/18 (r)	2,120	2,120
GreatAmerica Leasing Receivables Funding LLC, 0.89%, 01/15/17 (r)	2,905	2,904
Greenwich Capital Commercial Funding Corp. REMIC, 6.01%, 06/10/16 (i)	3,464	3,541
GS Mortgage Securities Trust REMIC
5.55%, 12/10/15 (i)	2,845	2,861
1.21%, 04/10/18	996	996
1.29%, 05/10/19	1,357	1,351
1.53%, 12/12/19	2,396	2,391
2.50%, 07/25/44 (i) (r)	1,015	1,017
1.51%, 09/10/47	2,392	2,390
GSMS Mortgage Securities Trust REMIC, 1.34%, 04/10/24	2,783	2,774
Hilton Grand Vacations Trust, 1.77%, 11/25/26 (r)	1,885	1,870
Honda Auto Receivables Owner Trust
0.99%, 10/16/17	2,560	2,563
1.05%, 12/15/17	2,555	2,558

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Hyundai Auto Lease Securitization Trust
0.77%, 10/17/16 (r)	3,480	3,481
1.26%, 09/17/18 (r)	1,630	1,633
1.65%, 08/15/19 (r)	4,385	4,400
Hyundai Auto Lease Securitization Trust 2015-B, 1.40%, 12/15/17 (r)	2,425	2,421
Hyundai Auto Receivables Trust
0.75%, 02/15/17	3,900	3,896
3.51%, 11/15/17	6,830	6,899
1.05%, 04/15/19	2,200	2,200
John Deere Owner Trust
0.60%, 04/15/16	3,501	3,501
1.32%, 05/15/18	1,200	1,204
JPMBB Commercial Mortgage Securities Trust REMIC
1.26%, 07/15/18	1,862	1,864
1.27%, 01/15/19	1,481	1,478
1.32%, 03/15/19	1,104	1,101
1.45%, 06/15/19	731	731
1.65%, 08/15/19	1,002	1,004
1.54%, 09/15/19	441	441
1.60%, 10/15/19	4,533	4,530
1.41%, 12/15/19	2,206	2,196
1.45%, 01/15/20	4,403	4,382
1.63%, 04/15/20	1,590	1,586
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.00%, 08/15/42 (i)	2,421	2,419
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
1.27%, 03/15/19	1,372	1,365
5.48%, 12/12/44 (i)	949	958
6.10%, 04/15/45 (i)	2,280	2,362
JPMorgan Mortgage Trust REMIC, 2.67%, 07/25/35 (i)	173	172
Kubota Credit Owner Trust
0.58%, 02/15/17 (r)	1,643	1,643
REMIC, 1.54%, 03/15/19 (r)	4,365	4,369
Lanark Master Issuer Plc REMIC, 0.78%, 12/22/54 (i) (r)	4,671	4,674
LB-UBS Commercial Mortgage Trust REMIC, 4.57%, 01/15/31	90	91
Mercedes-Benz Auto Lease Trust
0.62%, 07/15/16	1,098	1,098
1.10%, 12/15/16	5,080	5,083
Mercedes-Benz Master Owner Trust, 0.79%, 11/16/15 (r)	9,925	9,936
Merrill Lynch Mortgage Trust REMIC, 5.78%, 08/12/43 (i)	1,125	1,170
MMAF Equipment Finance LLC
0.87%, 01/08/19 (r)	6,215	6,211
1.39%, 10/16/19 (r)	1,660	1,660
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
1.31%, 08/15/18	1,316	1,314
1.25%, 11/15/18	1,002	997
1.29%, 03/15/19	969	963
1.55%, 06/15/19	1,658	1,657
1.69%, 07/15/19	1,496	1,501
1.57%, 09/15/19	2,998	3,001
Morgan Stanley Capital I Inc., 1.64%, 07/15/20 (f)	2,830	2,830
Morgan Stanley Capital I Trust REMIC, 5.73%, 07/12/44 (i)	2,324	2,380
Motor Plc, 0.67%, 08/25/21 (i) (r)	1,313	1,312
MVW Owner Trust
2.25%, 10/20/24 (r)	1,680	1,677
2.15%, 04/22/30 (r)	549	551
Navistar Financial Dealer Note Master Trust, 0.87%, 09/25/15 (i) (r)	2,505	2,506
Nissan Auto Lease Trust
0.75%, 12/15/15	888	888
1.40%, 08/15/17	4,370	4,369
Nissan Auto Receivables Owner Trust, 1.11%, 05/15/19	1,155	1,156
Nissan Master Owner Trust Receivables, 1.44%, 01/15/18	3,025	3,025
RSB Bondco LLC, 5.72%, 04/01/16	822	833
SBA Tower Trust REMIC
2.93%, 12/15/17 (r)	7,540	7,651
2.24%, 04/16/18 (r)	2,925	2,909
3.60%, 04/16/18 (r)	2,270	2,262
Sequoia Mortgage Trust REMIC, 2.02%, 02/25/40 (i)	12	12
Sierra Receivables Funding Co. LLC
2.07%, 03/20/30 (r)	1,733	1,742
2.40%, 03/20/32 (r)	3,552	3,552
Sierra Timeshare Receivables Funding LLC
1.59%, 08/20/20 (r)	671	665
2.20%, 05/20/21 (r)	982	985
2.05%, 06/20/31 (r)	1,323	1,332
2.30%, 10/20/31 (r)	1,809	1,818
SMART Trust
0.84%, 10/14/15	220	220
1.59%, 12/14/15 (r)	966	968
0.95%, 03/14/17	4,040	4,034
0.97%, 03/14/17	957	958
0.99%, 08/14/17	2,175	2,176
1.18%, 02/14/19	1,165	1,162
Structured Asset Securities Corp. REMIC, 2.44%, 09/25/33 (i)	363	362
SunTrust Auto Receivables Trust, 1.42%, 04/16/18 (r)	4,345	4,345
Synchrony Credit Card Master Note Trust
1.61%, 11/15/17	5,310	5,327
1.69%, 03/15/18	3,550	3,542
1.60%, 04/16/18	4,360	4,356
Toyota Auto Receivables Owner Trust, 1.44%, 04/15/20	650	652
Volkswagen Auto Loan Enhanced Trust, 1.39%, 05/20/18	4,745	4,716
Volkswagen Credit Auto Master Trust, 1.40%, 07/20/17 (r)	4,095	4,109
Volvo Financial Equipment LLC, 0.82%, 04/16/18 (r)	1,850	1,847
Wells Fargo Commercial Mortgage Trust REMIC
1.44%, 11/15/19	3,801	3,793
1.73%, 02/15/20	4,104	4,111
1.53%, 02/18/20	1,914	1,910
1.45%, 02/15/48	1,990	1,977
Wells Fargo Commerical Mortgage Trust, 2.89%, 07/15/58	3,900	4,017
Wells Fargo Mortgage Backed Securities Trust REMIC
2.73%, 06/25/34 (i)	139	139
2.63%, 04/25/35 (i)	1,114	1,134
Wells Fargo-RBS Commercial Mortgage Trust, 1.47%, 12/17/19	3,549	3,537
Wendys Funding LLC, 3.37%, 06/15/45 (r)	7,840	7,821
WF-RBS Commercial Mortgage Trust REMIC
1.19%, 12/15/18	1,533	1,526
1.28%, 02/15/19	2,367	2,357
1.41%, 08/15/47	2,664	2,661
1.39%, 11/15/47	306	304
1.48%, 09/15/57	1,723	1,719
1.66%, 10/14/57	761	764

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Wheels SPV 2 LLC, 0.84%, 05/20/17 (r)	1,876	1,874
Wheels SPV LLC, 1.27%, 04/20/18 (r)	1,165	1,165
World Omni Auto Receivables Trust, 1.34%, 05/15/20	1,125	1,127
World Omni Automobile Lease Securitization Trust, 1.37%, 01/15/20	895	899
World Omni Master Owner Trust, 0.54%, 02/16/16 (i) (r)	7,440	7,440

Total Non-U.S. Government Agency Asset- Backed Securities (cost $518,050)		515,202

CORPORATE BONDS AND NOTES - 45.6%
CONSUMER DISCRETIONARY - 3.2%
AutoZone Inc.
5.50%, 11/15/15	955	971
1.30%, 01/13/17	2,490	2,494
Brinker International Inc., 2.60%, 05/15/18	1,455	1,457
Carnival Corp., 1.20%, 02/05/16	2,075	2,078
DIRECTV Holdings LLC, 3.50%, 03/01/16	2,635	2,676
Dollar General Corp., 4.13%, 07/15/17	4,540	4,747
GLP Capital LP, 4.38%, 11/01/18	3,600	3,694
Interpublic Group of Cos. Inc., 2.25%, 11/15/17	6,160	6,210
INVISTA Finance LLC, 4.25%, 10/15/19 (r)	1,815	1,788
Mohawk Industries Inc., 6.13%, 01/15/16 (k)	5,030	5,161
Newell Rubbermaid Inc., 2.05%, 12/01/17	960	969
Nissan Motor Acceptance Corp., 1.95%, 09/12/17 (r)	4,015	4,041
Omnicom Group Inc., 4.45%, 08/15/20	3,845	4,108
Thomson Reuters Corp.
0.88%, 05/23/16	6,505	6,492
1.30%, 02/23/17	1,935	1,930
Time Warner Cable Inc., 8.25%, 04/01/19	4,550	5,348
Whirlpool Corp.
1.35%, 03/01/17	1,045	1,048
1.65%, 11/01/17	1,565	1,570
		56,782
CONSUMER STAPLES - 2.1%
Avon Products Inc., 2.38%, 03/15/16 (l)	1,790	1,790
Bunge Ltd. Finance Corp.
5.10%, 07/15/15	1,650	1,653
3.20%, 06/15/17	6,640	6,836
CVS Caremark Corp., 1.20%, 12/05/16	1,765	1,767
Heineken NV, 1.40%, 10/01/17 (r)	2,565	2,565
HJ Heinz Co., 2.00%, 07/02/18 (r)	6,765	6,759
Imperial Tobacco Finance Plc, 2.05%, 02/11/18 (r)	6,995	6,960
Kroger Co., 1.20%, 10/17/16	1,315	1,317
Reynolds American Inc.
1.05%, 10/30/15	1,035	1,031
2.30%, 06/12/18	2,570	2,589
Tyson Foods Inc., 2.65%, 08/15/19	2,165	2,178
WM Wrigley Jr. Co., 1.40%, 10/21/16 (r)	785	787
		36,232
ENERGY - 9.3%
Anadarko Petroleum Corp., 6.38%, 09/15/17	6,615	7,257
BG Energy Capital Plc, 2.88%, 10/15/16 (r)	7,300	7,449
Cameron International Corp.
1.15%, 12/15/16	620	616
1.40%, 06/15/17	2,265	2,250
Canadian Natural Resources Ltd., 5.70%, 05/15/17	4,010	4,314
China Shenhua Overseas Capital Co. Ltd.
2.50%, 01/20/18	4,475	4,493
3.13%, 01/20/20	5,900	5,895
CNOOC Finance 2013 Ltd., 1.13%, 05/09/16	1,831	1,829
CNOOC Nexen Finance 2014 ULC, 1.63%, 04/30/17	1,835	1,837
Columbia Pipeline Group Inc., 2.45%, 06/01/18 (r)	1,520	1,531
Continental Resources Inc., 7.13%, 04/01/21	3,870	4,112
DCP Midstream LLC, 5.38%, 10/15/15 (r)	3,310	3,310
DCP Midstream Operating LP
3.25%, 10/01/15	2,850	2,850
2.50%, 12/01/17	4,640	4,490
Delek & Avner Tamar Bond Ltd., 2.80%, 12/30/16 (r)	1,245	1,243
Ecopetrol SA, 4.25%, 09/18/18	4,115	4,285
Enbridge Inc.
0.92%, 10/01/16 (i)	5,230	5,222
0.73%, 06/02/17 (i)	1,580	1,561
Energy Transfer Partners LP, 6.70%, 07/01/18	1,465	1,635
EnLink Midstream Partners LP, 2.70%, 04/01/19	630	622
Enterprise Products Operating LLC
1.25%, 08/13/15	3,220	3,221
2.55%, 10/15/19	1,425	1,423
Exxon Mobil Corp.
1.31%, 03/06/18	5,805	5,797
0.65%, 03/06/22 (i)	8,240	8,256
Florida Gas Transmission Co. LLC, 4.00%, 07/15/15 (r)	4,685	4,690
Kinder Morgan Energy Partners LP, 3.50%, 03/01/16	1,525	1,547
Kinder Morgan Inc., 2.00%, 12/01/17	805	801
Korea National Oil Corp., 4.00%, 10/27/16 (r)	1,725	1,786
Marathon Oil Corp., 0.90%, 11/01/15	4,570	4,569
Murphy Oil Corp., 2.50%, 12/01/17 (l)	6,955	6,941
Nabors Industries Inc., 2.35%, 09/15/16	1,040	1,043
Noble Holding International Ltd.
3.45%, 08/01/15	975	976
3.05%, 03/01/16	4,295	4,326
ONEOK Partners LP
3.25%, 02/01/16	7,010	7,076
3.20%, 09/15/18	270	276
Petroleos Mexicanos
3.50%, 07/18/18	2,230	2,298
3.13%, 01/23/19	565	570
3.50%, 07/23/20 (r)	1,390	1,405
Pioneer Natural Resources Co., 5.88%, 07/15/16	7,238	7,564
Plains Exploration & Production Co.
6.13%, 06/15/19	645	681
6.50%, 11/15/20	4,381	4,633
Rowan Cos. Inc., 5.00%, 09/01/17	995	1,027
SESI LLC
6.38%, 05/01/19	4,255	4,327
7.13%, 12/15/21	3,995	4,235
Southwestern Energy Co., 3.30%, 01/23/18 (l)	960	984
Tennessee Gas Pipeline Co. LLC, 8.00%, 02/01/16	4,960	5,146
TransCanada PipeLines Ltd., 0.96%, 06/30/16 (i)	5,985	5,990
Transocean Inc.
4.95%, 11/15/15	1,569	1,591
5.05%, 12/15/16 (l)	1,285	1,335
3.00%, 10/15/17 (l)	2,390	2,318
		163,633
FINANCIALS - 19.4%
Aflac Inc., 2.65%, 02/15/17	645	660
AIA Group Ltd., 2.25%, 03/11/19 (r)	1,086	1,078
American Express Co., 0.87%, 05/22/18 (i)	7,075	7,053

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
ANZ National International Ltd., 1.85%, 10/15/15 (r)	5,455	5,475
Bank of America Corp.
1.50%, 10/09/15	435	436
1.25%, 01/11/16	5,045	5,057
1.70%, 08/25/17	1,155	1,157
5.65%, 05/01/18	1,400	1,537
Bank of America NA, 1.75%, 06/05/18	3,635	3,625
Bank of Tokyo-Mitsubishi UFJ Ltd., 1.55%, 09/09/16 (e) (r)	5,935	5,960
Banque Federative du Credit Mutuel SA
1.70%, 01/20/17 (r)	4,140	4,159
2.50%, 10/29/18 (r)	4,075	4,141
Barclays Bank Plc
5.00%, 09/22/16	2,655	2,778
6.05%, 12/04/17 (r)	6,620	7,202
BB&T Corp., 1.15%, 06/15/18 (i)	2,115	2,129
BPCE SA, 2.50%, 12/10/18	4,080	4,145
Capital One Bank USA NA, 1.15%, 11/21/16	1,200	1,196
Citigroup Inc.
1.55%, 08/14/17	8,420	8,404
1.85%, 11/24/17	1,645	1,649
1.80%, 02/05/18	1,425	1,421
CNA Financial Corp., 6.50%, 08/15/16	2,155	2,279
Credit Suisse, 1.38%, 05/26/17	5,805	5,800
Daimler Finance North America LLC
1.13%, 03/10/17 (r)	5,590	5,558
1.14%, 08/01/18 (i) (r)	3,745	3,777
Discover Bank
2.00%, 02/21/18	360	359
7.00%, 04/15/20	4,490	5,221
Discover Financial Services, 6.45%, 06/12/17	835	907
DNB Bank ASA, 3.20%, 04/03/17 (r)	4,890	5,043
ERP Operating LP, 5.13%, 03/15/16	4,000	4,114
Fidelity National Financial Inc., 6.60%, 05/15/17	3,460	3,744
Fifth Third Bancorp, 3.63%, 01/25/16	2,730	2,770
Fifth Third Bank
1.15%, 11/18/16	2,855	2,848
1.35%, 06/01/17	2,960	2,951
Ford Motor Credit Co. LLC
3.00%, 06/12/17	4,470	4,572
1.68%, 09/08/17	7,310	7,288
General Electric Capital Corp., 0.98%, 04/02/18 (i)	8,150	8,250
General Motors Financial Co. Inc.
4.75%, 08/15/17	3,740	3,948
3.15%, 01/15/20	4,705	4,723
Goldman Sachs Group Inc.
1.60%, 11/23/15	1,078	1,082
6.25%, 09/01/17	8,888	9,729
6.15%, 04/01/18	1,780	1,978
Harley-Davidson Financial Services Inc., 1.15%, 09/15/15 (r)	3,955	3,957
HBOS Plc, 6.75%, 05/21/18 (r)	5,360	5,940
HPHT Finance 15 Ltd., 2.25%, 03/17/18 (r)	1,548	1,544
HSBC Bank Plc, 0.91%, 05/15/18 (i) (r)	4,875	4,896
Hyundai Capital America
1.63%, 10/02/15 (r)	1,870	1,872
1.88%, 08/09/16 (r)	2,970	2,988
1.45%, 02/06/17 (r)	1,845	1,839
Hyundai Capital Services Inc.
4.38%, 07/27/16 (r)	5,345	5,514
3.50%, 09/13/17 (r)	1,725	1,786
Intercontinental Exchange Group Inc., 2.50%, 10/15/18	1,375	1,404
International Lease Finance Corp., 2.24%, 06/15/16 (i)	3,475	3,471
Itau Unibanco Holding SA, 2.85%, 05/26/18 (r)	2,280	2,262
JPMorgan Chase & Co., 2.00%, 08/15/17	8,560	8,645
KeyBank NA, 4.95%, 09/15/15	590	595
KeyCorp, 3.75%, 08/13/15	2,560	2,569
Kilroy Realty LP, 5.00%, 11/03/15	3,425	3,465
Legg Mason Inc., 2.70%, 07/15/19	635	640
Lloyds Bank Plc, 2.30%, 11/27/18	2,350	2,376
Manufacturers & Traders Trust Co., 1.25%, 01/30/17	5,705	5,702
Marsh & McLennan Cos. Inc., 2.55%, 10/15/18	1,655	1,684
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	1,805	1,979
6.88%, 04/25/18	2,500	2,823
Metropolitan Life Global Funding I
1.30%, 04/10/17 (r)	5,155	5,166
1.50%, 01/10/18 (r)	3,440	3,432
Mizuho Bank Ltd., 1.70%, 09/25/17 (r)	3,255	3,254
Morgan Stanley
1.56%, 04/25/18 (i)	5,755	5,838
1.13%, 01/24/19 (i)	10,550	10,546
National Bank of Canada, 1.45%, 11/07/17	8,005	7,990
Nationwide Building Society, 2.35%, 01/21/20 (r)	2,545	2,534
Nordea Bank AB, 0.88%, 05/13/16 (r)	10,140	10,162
PNC Bank NA, 1.15%, 11/01/16	2,845	2,848
Principal Financial Group Inc., 1.85%, 11/15/17	980	987
Principal Life Global Funding II, 2.20%, 04/08/20 (r)	3,305	3,261
Regions Bank, 7.50%, 05/15/18	961	1,103
Royal Bank of Scotland Group Plc, 2.55%, 09/18/15	2,950	2,958
Santander Bank NA, 2.00%, 01/12/18	1,010	1,009
Standard Chartered Plc, 1.50%, 09/08/17 (r)	4,745	4,734
Sumitomo Mitsui Banking Corp., 0.90%, 01/18/16	3,235	3,237
Sumitomo Mitsui Trust Bank Ltd., 1.80%, 03/28/18 (r)	6,520	6,524
SunTrust Banks Inc., 2.35%, 11/01/18	1,870	1,881
Swedbank AB, 1.75%, 03/12/18 (r)	9,235	9,243
Toronto-Dominion Bank, 0.83%, 04/30/18 (i)	4,565	4,585
Union Bank NA, 2.13%, 06/16/17	3,630	3,682
Ventas Realty LP
3.13%, 11/30/15	4,955	4,995
2.00%, 02/15/18	1,585	1,594
Volkswagen Group of America Finance LLC, 1.25%, 05/23/17 (r)	7,180	7,187
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 08/24/15) (m)	425	420
WEA Finance LLC, 1.75%, 09/15/17 (r)	2,610	2,617
Westpac Banking Corp., 1.05%, 11/25/16	2,580	2,589
XLIT Ltd., 2.30%, 12/15/18	2,015	2,027
		340,557
HEALTH CARE - 3.0%
AbbVie Inc.
1.20%, 11/06/15	5,940	5,945
1.80%, 05/14/18	5,505	5,484
Actavis Funding SCS, 2.35%, 03/12/18	7,230	7,268
Aetna Inc., 1.50%, 11/15/17	2,050	2,055
Agilent Technologies Inc., 6.50%, 11/01/17	735	811
Baxalta Inc., 2.00%, 06/22/18 (r)	580	579
Celgene Corp., 1.90%, 08/15/17	770	778
Express Scripts Holding Co., 1.25%, 06/02/17	2,790	2,777
Express Scripts Inc., 3.13%, 05/15/16	2,700	2,744
Humana Inc., 2.63%, 10/01/19	1,435	1,443
Life Technologies Corp., 3.50%, 01/15/16	6,030	6,105
McKesson Corp., 0.95%, 12/04/15	1,575	1,577
Perrigo Co. Plc, 1.30%, 11/08/16	2,915	2,902

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Thermo Fisher Scientific Inc., 1.30%, 02/01/17	2,615	2,610
Ventas Realty LP
1.55%, 09/26/16	700	703
1.25%, 04/17/17	910	908
Watson Pharmaceuticals Inc., 1.88%, 10/01/17	3,685	3,689
WellPoint Inc., 1.25%, 09/10/15	1,680	1,681
Zimmer Holdings Inc., 2.00%, 04/01/18	3,595	3,595
		53,654
INDUSTRIALS - 2.8%
Anstock II Ltd., 2.13%, 07/24/17	2,675	2,659
Catholic Health Initiatives
1.60%, 11/01/17	535	534
2.60%, 08/01/18	2,165	2,200
ERAC USA Finance LLC
1.40%, 04/15/16 (r)	2,670	2,674
2.75%, 03/15/17 (r)	1,475	1,511
6.38%, 10/15/17 (r)	620	681
2.80%, 11/01/18 (r)	400	408
Experian Finance Plc, 2.38%, 06/15/17 (r)	2,080	2,088
GATX Corp.
3.50%, 07/15/16	3,365	3,435
1.25%, 03/04/17	2,575	2,567
2.38%, 07/30/18	1,005	1,010
2.60%, 03/30/20	290	286
Hutchison Whampoa International 14 Ltd., 1.63%, 10/31/17 (r)	9,175	9,145
JB Hunt Transport Services Inc., 2.40%, 03/15/19	755	761
Kansas City Southern de Mexico SA de CV, 2.35%, 05/15/20	3,920	3,821
Penske Truck Leasing Co. LP
2.50%, 03/15/16 (r)	4,265	4,295
2.88%, 07/17/18 (r)	1,405	1,430
2.50%, 06/15/19 (r)	2,080	2,059
Roper Industries Inc.
1.85%, 11/15/17	885	891
2.05%, 10/01/18	2,290	2,283
Southwest Airlines Co.
5.75%, 12/15/16	1,625	1,729
2.75%, 11/06/19	2,205	2,236
Waste Management Inc., 2.60%, 09/01/16	1,300	1,323
		50,026
INFORMATION TECHNOLOGY - 1.3%
Alibaba Group Holding Ltd., 2.50%, 11/28/19 (r)	2,415	2,387
Amphenol Corp., 1.55%, 09/15/17	1,335	1,336
Avnet Inc., 6.63%, 09/15/16	875	924
Baidu Inc., 2.75%, 06/09/19	1,670	1,670
Fidelity National Information Services Inc., 1.45%, 06/05/17	1,280	1,277
Harris Corp., 2.00%, 04/27/18	1,565	1,560
Juniper Networks Inc., 3.10%, 03/15/16	1,020	1,035
Keysight Technologies Inc., 3.30%, 10/30/19 (r)	7,555	7,575
Tencent Holdings Ltd.
2.00%, 05/02/17 (r)	2,375	2,381
2.88%, 02/11/20 (r)	1,300	1,297
Xerox Corp., 2.95%, 03/15/17	575	589
		22,031
MATERIALS - 1.2%
Anglo American Capital Plc, 1.23%, 04/15/16 (i) (r)	1,805	1,801
Anglo American Plc, 3.63%, 05/14/20 (r)	1,290	1,289
Eastman Chemical Co., 2.40%, 06/01/17	1,930	1,962
Goldcorp Inc., 2.13%, 03/15/18	3,900	3,907
Martin Marietta Materials Inc., 1.38%, 06/30/17 (i)	2,390	2,380
Rio Tinto Finance USA Plc, 1.38%, 06/17/16	4,245	4,259
Rock-Tenn Co., 3.50%, 03/01/20	3,250	3,344
Vale Overseas Ltd., 6.25%, 01/23/17	1,655	1,750
		20,692
TELECOMMUNICATION SERVICES - 0.9%
America Movil SAB de CV, 2.38%, 09/08/16	2,565	2,597
AT&T Inc., 2.45%, 06/30/20	2,340	2,292
British Telecommunications Plc, 1.63%, 06/28/16	1,695	1,704
CC Holdings GS V LLC, 2.38%, 12/15/17	8,750	8,849
		15,442
UTILITIES - 2.4%
Commonwealth Edison Co., 1.95%, 09/01/16	1,095	1,107
Dominion Resources Inc.
1.95%, 08/15/16	1,465	1,476
1.25%, 03/15/17	3,370	3,362
Electricite de France, 1.15%, 01/20/17 (r)	3,945	3,951
Exelon Corp., 1.55%, 06/09/17	2,575	2,578
Exelon Generation Co. LLC, 2.95%, 01/15/20	1,540	1,547
Georgia Power Co., 0.61%, 03/15/16 (i)	1,980	1,978
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 09/16/15 (r)	2,835	2,848
Monongahela Power Co., 5.70%, 03/15/17 (r)	420	447
Origin Energy Finance Ltd., 3.50%, 10/09/18 (r)	3,155	3,235
PPL Capital Funding Inc., 1.90%, 06/01/18	1,220	1,216
PPL WEM Holdings Plc, 3.90%, 05/01/16 (r)	4,735	4,829
PSEG Power LLC, 2.75%, 09/15/16	1,215	1,239
San Diego Gas & Electric Co., 1.91%, 02/01/22	1,600	1,606
Southern Co., 1.95%, 09/01/16	1,370	1,385
TECO Finance Inc., 0.87%, 04/10/18 (i)	4,310	4,322
Zhejiang Energy Group Hong Kong Ltd., 2.30%, 09/30/17	4,585	4,568
		41,694

Total Corporate Bonds and Notes (cost $799,048)		800,743

GOVERNMENT AND AGENCY OBLIGATIONS - 22.4%
GOVERNMENT SECURITIES - 9.6%
Federal Home Loan Mortgage Corp. - 1.1% (w)
Federal Home Loan Mortgage Corp., 0.88%, 10/14/16	19,750	19,846

Federal National Mortgage Association - 0.8% (w)
Federal National Mortgage Association, 0.88%, 08/28/17	13,755	13,785

Municipals - 0.4%
Florida Hurricane Catastrophe Fund Finance Corp., 1.30%, 07/01/16	5,300	5,326
University of California, 0.68%, 07/01/41 (i)	1,470	1,470
		6,796
Sovereign - 1.5%
Iceland Government International Bond, 4.88%, 06/16/16 (r)	7,510	7,772
Mexico Bonos, 7.75%, 12/14/17, MXN	286,075	19,653
		27,425
Treasury Inflation Index Securities - 0.9%
U.S. Treasury Inflation Indexed Note, 1.88%, 07/15/15 (n)	15,302	15,335

U.S. Treasury Securities - 4.9%
U.S. Treasury Note
0.75%, 01/15/17	8,700	8,729
0.50%, 07/31/17	29,785	29,673
1.00%, 09/15/17	9,025	9,075
0.88%, 11/15/17	12,590	12,607
1.75%, 09/30/19 (o)	10,610	10,728

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
1.25%, 01/31/20	14,875	14,666
		85,478
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 12.8%
Federal Home Loan Mortgage Corp. - 3.0%
Federal Home Loan Mortgage Corp.
5.00%, 10/01/17 - 12/01/23	1,921	2,057
4.50%, 11/01/18 - 08/01/25	661	705
5.50%, 10/01/19 - 07/01/20	379	404
1.64%, 09/25/24 (i)	2,892	2,903
1.84%, 10/25/24 (i)	1,578	1,582
1.24%, 03/25/25 (i)	537	535
1.28%, 05/27/25 (i)	1,188	1,184
4.00%, 05/01/26	1,008	1,073
1.09%, 10/25/27 (i)	2,024	2,020
1.34%, 12/25/27 (i)	2,245	2,244
6.00%, 12/01/28 - 01/01/38	2,109	2,402
2.25%, 09/01/33 (i)	14	15
2.36%, 09/01/33 (i)	95	101
2.23%, 10/01/34 - 10/01/35 (i)	368	392
2.37%, 11/01/34 (i)	81	86
2.40%, 11/01/34 (i)	25	26
2.42%, 11/01/34 (i)	41	44
2.49%, 11/01/34 - 09/01/35 (i)	738	788
2.19%, 01/01/35 (i)	48	51
2.24%, 02/01/35 - 03/01/36 (i)	324	345
2.29%, 02/01/35 (i)	48	51
2.46%, 02/01/35 (i)	82	88
2.38%, 06/01/35 (i)	392	414
2.35%, 11/01/35 (i)	171	182
REMIC, 1.43%, 08/25/17	5,810	5,854
REMIC, 1.37%, 05/25/19	5,898	5,915
REMIC, 2.06%, 03/25/20	7,268	7,397
REMIC, 5.00%, 10/15/21	133	136
REMIC, 0.64%, 05/15/36 (i)	415	419
REMIC, 0.69%, 08/15/41 - 07/15/42 (i)	7,230	7,297
REMIC, 0.54%, 02/15/45 - 02/15/45 (i)	6,168	6,177
		52,887
Federal National Mortgage Association - 8.3%
Federal National Mortgage Association
5.50%, 01/01/17 - 12/01/39	20,028	22,413
4.50%, 06/01/19 - 07/01/26	16,255	17,312
5.00%, 07/01/19 - 07/01/41	12,151	13,361
2.14%, 11/25/24 - 12/01/34 (i)	1,950	1,967
2.29%, 11/25/24 - 07/01/35 (i)	1,328	1,358
4.00%, 02/01/25 - 10/01/41	23,268	24,807
1.69%, 02/25/25 - 02/25/25 (i)	1,405	1,407
3.50%, 10/01/25 - 11/01/44	24,200	25,342
6.50%, 07/01/32 - 12/01/32	858	997
2.22%, 03/01/33 - 02/01/35 (i)	36	39
1.79%, 06/01/33 (i)	32	33
2.44%, 06/01/33 - 04/01/35 (i)	481	513
2.40%, 07/01/33 (i)	24	25
2.63%, 09/01/33 (i)	1	1
2.20%, 12/01/33 (i)	2	2
2.34%, 12/01/33 (i)	330	353
6.00%, 03/01/34 - 10/01/40	3,816	4,358
2.47%, 04/01/34 (i)	8	9
2.12%, 10/01/34 (i)	18	20
2.00%, 11/01/34 (i)	4	4
2.30%, 11/01/34 (i)	93	99
2.49%, 11/01/34 (i)	445	477
2.13%, 01/01/35 (i)	54	58
2.15%, 01/01/35 (i)	52	56
2.18%, 01/01/35 - 01/01/35 (i)	86	92
2.32%, 02/01/35 (i)	122	130
1.97%, 03/01/35 (i)	43	46
2.03%, 04/01/35 (i)	290	308
2.61%, 04/01/35 (i)	312	334
2.05%, 05/01/35 (i)	214	227
2.09%, 05/01/35 (i)	507	538
2.27%, 05/01/35 - 03/01/36 (i)	248	263
2.28%, 06/01/35 - 02/01/36 (i)	1,443	1,536
2.51%, 06/01/35 (i)	471	503
2.52%, 07/01/35 (i)	298	320
1.76%, 08/01/35 (i)	629	667
2.24%, 08/01/35 (i)	405	433
2.01%, 11/01/35 (i)	642	681
2.31%, 11/01/35 (i)	221	237
2.36%, 03/01/36 (i)	455	487
4.50%, 06/01/39 - 05/01/41, TBA (g)	4,017	4,346
REMIC, 5.00%, 08/25/19 - 11/25/21	1,108	1,147
REMIC, 0.64%, 07/25/42 (i)	4,039	4,050
REMIC, 0.59%, 01/25/45 (i)	4,283	4,302
REMIC, 0.49%, 04/25/45 (i)	9,582	9,568
		145,226
Government National Mortgage Association - 1.5%
Government National Mortgage Association
7.00%, 12/15/17	65	67
5.50%, 07/15/20	87	93
5.00%, 12/20/34 - 02/20/40	7,658	8,528
6.00%, 07/15/36	1,988	2,324
4.50%, 09/20/40	1,625	1,773
3.50%, 03/20/43 - 04/20/43	5,912	6,145
3.00%, 10/20/44 - 11/20/44 (i)	5,838	6,054
4.00%, 01/20/45	1,283	1,333
		26,317

Total Government and Agency Obligations (cost $391,892)		393,095

SHORT TERM INVESTMENTS - 2.5%
Commercial Paper - 0.5%
Enable Midstream Partners LP, 1.47%, 07/16/15 (r)	8,805	8,800

Investment Companies - 1.9%
JNL Money Market Fund, 0.01% (a) (h)	10,000	10,000
T. Rowe Price Reserves Investment Fund, 0.07% (a) (h)	23,624	23,624
		33,624
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (h)	2,651	2,651

Total Short Term Investments (cost $45,075)		45,075

Total Investments - 99.8% (cost $1,754,065)		1,754,115
Other Assets and Liabilities, Net - 0.2%		3,617
Total Net Assets - 100.0%		$1,757,732

Portfolio Composition:	Percentage of Total Investments
Non-U.S. Government Agency ABS	29.4%
Financials	19.4
U.S. Government Agency MBS	12.8
Government Securities	9.6
Energy	9.3
Consumer Discretionary	3.2
Health Care	3.1
Industrials	2.8
Utilities	2.4
Consumer Staples	2.1
Information Technology	1.2
Materials	1.2
Telecommunication Services	0.9
Short Term Investments	2.6
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/T. Rowe Price Value Fund

	Shares/Par (t)	Value
COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 5.2%
Carnival Corp.	690	$34,094
Comcast Corp. - Special Class A	209	12,510
J.C. Penney Co. Inc. (c)	847	7,170
Johnson Controls Inc.	628	31,120
Kohl’s Corp.	94	5,854
Las Vegas Sands Corp.	360	18,930
Lowe’s Cos. Inc.	659	44,153
Mattel Inc.	558	14,330
Viacom Inc.	412	26,599
		194,760
CONSUMER STAPLES - 7.1%
Bunge Ltd.	454	39,826
Coca-Cola Enterprises Inc.	518	22,485
ConAgra Foods Inc.	738	32,252
Dr. Pepper Snapple Group Inc.	225	16,432
Energizer Holdings Inc.	81	10,603
Ingredion Inc.	536	42,770
Philip Morris International Inc.	607	48,671
Rite Aid Corp. (c)	2,375	19,827
Sysco Corp.	610	22,025
Tyson Foods Inc. - Class A	259	11,041
		265,932
ENERGY - 3.8%
Apache Corp.	390	22,481
Canadian Natural Resources Ltd.	1,055	28,654
Cimarex Energy Co.	136	15,007
Concho Resources Inc. (c)	159	18,058
Occidental Petroleum Corp.	167	12,980
Pioneer Natural Resources Co.	317	43,972
		141,152
FINANCIALS - 23.4%
Allstate Corp.	78	5,079
Ameriprise Financial Inc.	129	16,091
Bank of America Corp.	3,768	64,125
Bank of New York Mellon Corp.	1,687	70,812
Barclays Plc	1,742	7,138
Citigroup Inc.	1,924	106,271
Digital Realty Trust Inc.	296	19,751
Discover Financial Services	401	23,088
Genworth Financial Inc. - Class A (c)	1,972	14,927
Intercontinental Exchange Inc.	127	28,443
JPMorgan Chase & Co.	1,536	104,052
Marsh & McLennan Cos. Inc.	866	49,125
MetLife Inc.	1,736	97,206
Morgan Stanley	2,105	81,637
PNC Financial Services Group Inc.	248	23,721
Royal Bank of Scotland Group Plc (c)	2,676	14,797
State Street Corp.	600	46,185
Wells Fargo & Co.	834	46,915
Willis Group Holdings Plc	358	16,781
XL Group Plc	1,004	37,346
		873,490
HEALTH CARE - 22.0%
AbbVie Inc.	937	62,984
Aetna Inc.	329	41,985
Agilent Technologies Inc.	1,096	42,268
Allergan Plc (c)	98	29,861
Amgen Inc.	117	17,962
Anthem Inc.	322	52,870
Baxalta Inc. (c)	259	8,272
Baxter International Inc.	85	5,923
CIGNA Corp.	489	79,218
DaVita HealthCare Partners Inc. (c)	44	3,457
Gilead Sciences Inc.	288	33,661
HCA Holdings Inc. (c)	634	57,549
Medtronic Plc	863	63,950
Merck & Co. Inc.	628	35,763
Mylan NV (c)	534	36,251
Novartis AG	184	18,131
Pfizer Inc.	3,988	133,708
Thermo Fisher Scientific Inc.	394	51,138
UnitedHealth Group Inc.	376	45,921
		820,872
INDUSTRIALS - 15.1%
American Airlines Group Inc.	2,358	94,155
Boeing Co.	563	78,099
Danaher Corp.	253	21,654
General Electric Co.	6,691	177,767
Honeywell International Inc.	569	57,990
Pentair Plc	457	31,432
Textron Inc.	306	13,639
Tyco International Plc	574	22,088
United Technologies Corp.	600	66,558
		563,382
INFORMATION TECHNOLOGY - 8.1%
CA Inc.	1,507	44,146
Cisco Systems Inc.	703	19,293
Keysight Technologies Inc. (c)	344	10,729
Micron Technology Inc. (c)	2,414	45,487
Microsoft Corp.	1,358	59,965
QUALCOMM Inc.	286	17,918
Seagate Technology	303	14,407
TE Connectivity Ltd.	44	2,855
Texas Instruments Inc.	820	42,218
Western Digital Corp.	222	17,433
Western Union Co.	1,233	25,065
		299,516
MATERIALS - 4.7%
Ashland Inc.	211	25,757
Celanese Corp. - Class A	703	50,496
E.I. du Pont de Nemours & Co.	173	11,044
International Paper Co.	295	14,025
LyondellBasell Industries NV	137	14,172
Vulcan Materials Co.	122	10,206
West Fraser Timber Co. Ltd.	426	23,391
Weyerhaeuser Co.	853	26,859
		175,950
TELECOMMUNICATION SERVICES - 1.4%
AT&T Inc.	396	14,070
Frontier Communications Corp.	1,397	6,916
T-Mobile US Inc. (c)	761	29,492
		50,478
UTILITIES - 7.8%
AES Corp.	4,297	56,980
American Electric Power Co. Inc.	686	36,311
CenterPoint Energy Inc.	429	8,156
Entergy Corp.	159	11,210
Exelon Corp.	1,568	49,276

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
FirstEnergy Corp.	1,915	62,323
NRG Energy Inc.	948	21,689
PG&E Corp.	870	42,727
		288,672

Total Common Stocks (cost $3,268,149)		3,674,204

SHORT TERM INVESTMENTS - 1.6%
Investment Companies - 1.6%
JNL Money Market Fund, 0.01% (a) (h)	26,000	26,000
T. Rowe Price Reserves Investment Fund, 0.07% (a) (h)	33,776	33,776
		59,776

Total Short Term Investments (cost $59,776)		59,776

Total Investments - 100.2% (cost $3,327,925)		3,733,980
Other Assets and Liabilities, Net - (0.2%)		(5,594)
Total Net Assets - 100.0%		$3,728,386

Portfolio Composition:	Percentage of Total Investments
Financials	23.4%
Health Care	22.0
Industrials	15.1
Information Technology	8.0
Utilities	7.7
Consumer Staples	7.1
Consumer Discretionary	5.2
Materials	4.7
Energy	3.8
Telecommunication Services	1.4
Short Term Investments	1.6
Total Investments	100.0%

JNL/WMC Balanced Fund

	Shares/Par (t)	Value
COMMON STOCKS - 64.4%
CONSUMER DISCRETIONARY - 4.7%
Autoliv Inc. (e)	218	$25,454
Comcast Corp. - Class A	1,303	78,338
Ford Motor Co.	2,630	39,482
Las Vegas Sands Corp. (e)	281	14,756
Lowe’s Cos. Inc.	565	37,857
Twenty-First Century Fox Inc. - Class A	628	20,452
		216,339
CONSUMER STAPLES - 4.6%
Coca-Cola Co.	774	30,349
CVS Health Corp.	627	65,722
Mondelez International Inc.	637	26,190
PepsiCo Inc.	214	20,013
Philip Morris International Inc.	344	27,565
Procter & Gamble Co.	236	18,469
Wal-Mart Stores Inc.	382	27,083
		215,391
ENERGY - 6.1%
Anadarko Petroleum Corp.	339	26,495
Cameco Corp. (e)	1,162	16,600
Canadian Natural Resources Ltd.	597	16,207
Chevron Corp.	676	65,233
Exxon Mobil Corp.	724	60,222
Hess Corp.	275	18,376
Imperial Oil Ltd.	535	20,660
Marathon Oil Corp.	938	24,897
Schlumberger Ltd.	188	16,174
Total SA - ADR (e)	429	21,093
		285,957
FINANCIALS - 15.0%
ACE Ltd.	544	55,360
Ameriprise Financial Inc.	98	12,213
Bank of America Corp.	1,590	27,062
Bank of Nova Scotia	396	20,456
BlackRock Inc.	131	45,289
Citigroup Inc.	641	35,397
JPMorgan Chase & Co.	1,284	87,028
Marsh & McLennan Cos. Inc.	518	29,367
MetLife Inc.	602	33,688
Northern Trust Corp.	311	23,799
PNC Financial Services Group Inc.	615	58,797
Principal Financial Group Inc.	732	37,539
Prudential Financial Inc.	651	56,977
SL Green Realty Corp.	116	12,708
Starwood Hotels & Resorts Worldwide Inc.	148	11,965
Wells Fargo & Co.	2,665	149,888
		697,533
HEALTH CARE - 10.9%
AstraZeneca Plc - ADR	433	27,561
Bristol-Myers Squibb Co.	792	52,675
Cardinal Health Inc.	540	45,137
Eli Lilly & Co.	621	51,808
Johnson & Johnson	641	62,501
Medtronic Plc	758	56,174
Merck & Co. Inc.	2,015	114,739
Pfizer Inc.	1,830	61,351
UnitedHealth Group Inc.	308	37,609
		509,555
INDUSTRIALS - 7.8%
Canadian National Railway Co.	130	7,516
Caterpillar Inc.	307	26,048
CSX Corp.	846	27,617
Eaton Corp. Plc	446	30,118
Equifax Inc.	232	22,505
FedEx Corp.	147	25,031
Honeywell International Inc.	452	46,134
Lockheed Martin Corp. (e)	48	8,986
Nielsen NV	761	34,090
Raytheon Co.	167	16,022
Textron Inc.	385	17,170
United Continental Holdings Inc. (c)	388	20,548
United Parcel Service Inc. - Class B	452	43,827
United Technologies Corp.	335	37,180
		362,792
INFORMATION TECHNOLOGY - 10.2%
Accenture Plc - Class A	472	45,638
Analog Devices Inc.	291	18,676
Apple Inc.	500	62,690
Avnet Inc.	392	16,133
Cisco Systems Inc.	1,740	47,769
Google Inc. - Class A (c)	99	53,376
Intel Corp.	1,849	56,235
Microsoft Corp.	1,931	85,249
Oracle Corp.	663	26,732
QUALCOMM Inc.	234	14,640
Texas Instruments Inc.	472	24,305
Western Digital Corp.	242	18,967
Xerox Corp.	599	6,374
		476,784

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
MATERIALS - 1.2%
Celanese Corp. - Class A	422	30,314
International Paper Co.	573	27,259
		57,573
TELECOMMUNICATION SERVICES - 1.6%
Verizon Communications Inc.	1,633	76,115

UTILITIES - 2.3%
Ameren Corp.	642	24,203
Dominion Resources Inc.	430	28,730
Edison International	211	11,728
Exelon Corp.	670	21,052
NRG Energy Inc.	957	21,895
		107,608

Total Common Stocks (cost $2,533,204)		3,005,647

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.3%
Ally Master Owner Trust
1.60%, 10/15/17	$6,685	6,712
1.54%, 09/16/19	3,690	3,699
Apidos CDO, 1.77%, 04/17/26 (i) (r)	2,090	2,088
ARES CLO Ltd., 1.80%, 04/17/26 (i) (r)	2,030	2,029
Atlas Senior Loan Fund V Ltd., 1.83%, 07/16/26 (i) (r)	495	494
Avery Point CLO Ltd., 1.80%, 04/25/26 (i) (r)	1,920	1,920
Banc of America Merrill Lynch Commercial Mortgage Inc. REMIC, 5.33%, 11/10/15 (i)	876	880
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.90%, 04/11/16 (i)	439	450
5.54%, 07/11/16	540	558
5.54%, 09/12/16	561	582
5.77%, 04/12/38 (i)	156	159
5.20%, 12/11/38	780	814
5.60%, 03/11/39 (i)	843	853
Cent CLO 20 Ltd., 1.76%, 01/25/26 (i) (r)	2,200	2,198
Cent CLO 21 Ltd., 1.77%, 07/27/26 (i) (r)	625	625
Cent CLO 22 Ltd., 1.76%, 11/07/26 (i) (r)	1,715	1,712
CIFC Funding Ltd., 1.78%, 04/18/25 (i) (r)	1,970	1,970
Citibank Credit Card Issuance Trust, 5.65%, 09/20/17	750	821
Commercial Mortgage Pass-Through Certificates REMIC, 3.15%, 08/15/45	885	901
Continental Airlines Inc. Pass-Through Trust, 5.98%, 10/19/23	226	249
DBUBS Mortgage Trust REMIC, 3.74%, 06/01/17 (r)	2,214	2,238
Drive Auto Receivables Trust, 2.12%, 04/15/17 (r)	1,940	1,940
Dryden Senior Loan Fund, 1.63%, 04/18/26 (i) (r)	1,945	1,938
Exeter Automobile Receivables Trust, 1.54%, 11/15/19 (r)	2,796	2,796
First Investors Auto Owner Trust, 1.67%, 03/16/18 (r)	2,295	2,293
Ford Credit Auto Owner Trust, 1.28%, 09/15/19	3,420	3,420
Ford Credit Floorplan Master Owner Trust
1.92%, 01/15/17	1,545	1,564
2.31%, 02/15/19	200	201
2.09%, 03/15/20 (r)	600	596
GTP Acquisition Partners I LLC, 2.35%, 06/15/20 (r)	1,145	1,141
Hilton USA Trust REMIC, 2.66%, 11/05/18 (r)	1,960	1,946
Hyundai Auto Receivables Trust, 1.71%, 08/15/17	182	181
ING Investment Management Co., 1.78%, 04/18/26 (i) (r)	1,940	1,939
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.88%, 04/12/17 (i)	3,241	3,439
5.48%, 12/12/44 (i)	126	127
LB-UBS Commercial Mortgage Trust REMIC, 6.32%, 04/15/41 (i)	1,387	1,507
Limerock CLO, 1.78%, 04/18/26 (i) (r)	2,200	2,202
Madison Park Funding XI Ltd., 1.73%, 01/19/25 (i) (r)	1,280	1,280
Madison Park Funding XII Ltd., 1.78%, 07/20/26 (i) (r)	1,560	1,560
Merrill Lynch Mortgage Trust REMIC, 5.87%, 05/12/39 (i)	1,050	1,072
ML-CFC Commercial Mortgage Trust REMIC, 5.81%, 06/12/50 (i)	5,122	5,455
Morgan Stanley Capital I Trust REMIC, 5.83%, 06/11/42 (i)	199	213
OBP Depositor LLC Trust, 4.65%, 07/15/20 (r)	495	544
OZLM VI Ltd., 1.82%, 04/17/26 (i) (r)	1,625	1,628
Prestige Auto Receivables Trust, 1.91%, 04/15/20 (r)	820	821
Santander Drive Auto Receivables Trust
2.57%, 05/15/17	845	857
2.25%, 06/17/19	910	921
1.97%, 11/15/19	2,355	2,363
2.33%, 11/15/19	505	511
2.36%, 04/15/20	3,440	3,463
SBA Tower Trust
2.90%, 10/15/44 (r)	2,125	2,134
REMIC, 2.93%, 12/15/17 (r)	1,155	1,172
Seneca Park CLO Ltd., 1.75%, 07/17/26 (i) (r)	1,155	1,154
SFAVE Commercial Mortgage Securities Trust REMIC, 4.14%, 01/08/35 (i) (r)	3,560	3,396
Shackleton CLO Ltd., 1.75%, 07/17/26 (i) (r)	1,155	1,153
Southwest Airlines Co. Pass-Through Trust, 6.15%, 02/01/24	183	207
Springleaf Funding Trust
2.41%, 06/15/17 (r)	1,870	1,879
3.16%, 05/15/19 (r)	2,520	2,549
3.48%, 07/15/21 (r)	1,160	1,161
Springleaf Mortgage Loan Trust REMIC, 2.31%, 06/25/58 (r)	1,435	1,439
Symphony CLO XIV Ltd., 1.75%, 07/14/26 (i) (r)	1,930	1,927
Thacher Park CLO, 1.75%, 10/20/26 (i) (r)	920	919
Voya CLO Ltd., 1.73%, 07/17/26 (i) (r)	315	315
Wachovia Bank Commercial Mortgage Trust REMIC, 5.31%, 11/15/48	3,087	3,209
Westlake Automobile Receivables Trust
1.83%, 06/15/17 (r)	2,195	2,195
0.97%, 10/16/17 (r)	2,157	2,157

Total Non-U.S. Government Agency Asset- Backed Securities (cost $107,106)		106,836

CORPORATE BONDS AND NOTES - 9.8%
CONSUMER DISCRETIONARY - 0.8%
21st Century Fox America Inc.
4.50%, 02/15/21	850	919
3.00%, 09/15/22	750	732
4.00%, 10/01/23	420	432
Amazon.com Inc.
2.50%, 11/29/22	1,265	1,201
4.80%, 12/05/34	850	842
4.95%, 12/05/44	965	937

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
AutoZone Inc.
4.00%, 11/15/20 (e)	1,000	1,061
3.70%, 04/15/22	495	507
3.13%, 07/15/23	1,000	968
British Sky Broadcasting Group Plc
2.63%, 09/16/19 (r)	1,785	1,772
3.75%, 09/16/24 (r)	4,090	3,987
Comcast Corp.
6.50%, 01/15/17	750	811
5.65%, 06/15/35	165	186
4.40%, 08/15/35	2,325	2,302
6.50%, 11/15/35	165	205
6.55%, 07/01/39	375	469
COX Communications Inc.
3.25%, 12/15/22 (r)	1,000	952
4.80%, 02/01/35 (r)	2,695	2,481
DIRECTV Holdings LLC
1.75%, 01/15/18	1,000	996
4.45%, 04/01/24	3,220	3,286
3.95%, 01/15/25	160	157
Grupo Televisa SAB
6.63%, 01/15/40	375	433
5.00%, 05/13/45	385	367
Harley-Davidson Financial Services Inc., 2.70%, 03/15/17 (r)	735	751
Home Depot Inc., 4.40%, 03/15/45	285	284
Johnson Controls Inc., 3.75%, 12/01/21	1,000	1,026
NBCUniversal Enterprise Inc., 1.66%, 04/15/18 (r)	830	831
NBCUniversal Media LLC, 2.88%, 04/01/16	1,700	1,726
Nissan Motor Acceptance Corp.
1.80%, 03/15/18 (r)	3,400	3,403
2.65%, 09/26/18 (r)	1,445	1,481
Time Warner Cable Inc.
5.85%, 05/01/17	270	288
8.75%, 02/14/19	50	59
8.25%, 04/01/19	695	817
6.55%, 05/01/37	435	452
7.30%, 07/01/38	285	320
6.75%, 06/15/39	285	303
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	195	242
Time Warner Inc.
4.88%, 03/15/20	500	545
4.75%, 03/29/21	450	486
6.25%, 03/29/41	500	570
		39,587
CONSUMER STAPLES - 0.6%
Altria Group Inc.
4.75%, 05/05/21	548	593
4.50%, 05/02/43	1,665	1,537
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19 (l)	680	811
5.38%, 01/15/20 (l)	170	192
2.50%, 07/15/22	731	702
Coca-Cola Femsa SAB de CV
2.38%, 11/26/18	1,266	1,284
3.88%, 11/26/23	1,400	1,455
ConAgra Foods Inc., 1.90%, 01/25/18	265	261
CVS Caremark Corp.
5.75%, 06/01/17	74	80
4.00%, 12/05/23	2,680	2,765
Dr. Pepper Snapple Group Inc., 2.90%, 01/15/16	247	250
Grupo Bimbo SAB de CV, 3.88%, 06/27/24 (r)	835	831
Heineken NV
2.75%, 04/01/23 (r)	1,785	1,727
4.00%, 10/01/42 (r)	40	36
HJ Heinz Co., 3.50%, 07/15/22 (r)	3,365	3,377
Japan Tobacco Inc., 2.10%, 07/23/18 (e) (r)	875	882
Kraft Foods Group Inc., 2.25%, 06/05/17	375	380
Kroger Co.
3.30%, 01/15/21	745	760
3.85%, 08/01/23	1,830	1,875
4.00%, 02/01/24	3,275	3,378
Molson Coors Brewing Co., 2.00%, 05/01/17	40	40
Mondelez International Inc., 4.00%, 02/01/24	740	765
SABMiller Holdings Inc.
6.50%, 07/15/18 (r)	600	677
3.75%, 01/15/22 (r)	750	774
4.95%, 01/15/42 (r)	200	203
Sysco Corp.
3.00%, 10/02/21	560	566
3.50%, 10/02/24	320	323
4.35%, 10/02/34	535	540
Wal-Mart Stores Inc, 3.63%, 07/08/20	2,300	2,446
		29,510
ENERGY - 1.1%
BG Energy Capital Plc, 4.00%, 10/15/21 (r)	3,450	3,656
BP Capital Markets Plc
4.75%, 03/10/19	675	738
2.32%, 02/13/20	955	951
3.25%, 05/06/22	1,000	1,002
2.50%, 11/06/22	600	569
3.99%, 09/26/23	195	202
3.51%, 03/17/25	2,375	2,339
Columbia Pipeline Group Inc., 2.45%, 06/01/18 (e) (r)	1,560	1,571
ConocoPhillips Co.
2.88%, 11/15/21	200	201
4.30%, 11/15/44	1,600	1,524
Devon Energy Corp.
3.25%, 05/15/22 (e)	510	503
5.00%, 06/15/45	1,120	1,102
Encana Corp., 6.50%, 05/15/19	2,170	2,462
Enterprise Products Operating LLC, 5.10%, 02/15/45	2,550	2,472
EOG Resources Inc., 5.63%, 06/01/19	190	215
Halliburton Co., 3.50%, 08/01/23	2,750	2,774
Occidental Petroleum Corp., 4.10%, 02/01/21	941	1,020
Phillips 66 Partners LP, 3.61%, 02/15/25	3,540	3,326
Pioneer Natural Resources Co., 7.50%, 01/15/20	4,977	5,851
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 04/28/20 (r)	6,270	6,198
Statoil ASA
5.25%, 04/15/19	215	240
2.25%, 11/08/19	480	481
2.90%, 11/08/20	1,945	1,993
2.75%, 11/10/21	705	703
2.45%, 01/17/23	187	179
2.65%, 01/15/24	175	167
3.70%, 03/01/24	50	52
3.25%, 11/10/24	255	253
Suncor Energy Inc., 3.60%, 12/01/24 (e)	850	845
Total Capital SA, 2.13%, 08/10/18	2,250	2,282
TransCanada Pipelines Ltd., 3.80%, 10/01/20	975	1,032
Western Gas Partners LP, 4.00%, 07/01/22	4,950	4,962
		51,865
FINANCIALS - 4.3%
Ace Capital Trust II, 9.70%, 04/01/30	525	781
American Express Centurion Bank, 6.00%, 09/13/17	850	929

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
American Express Credit Corp.
2.75%, 09/15/15	500	502
2.38%, 03/24/17	1,025	1,046
2.13%, 07/27/18	1,700	1,718
American Honda Finance Corp., 2.50%, 09/21/15 (r)	1,000	1,005
American International Group Inc., 3.88%, 01/15/35	2,180	1,969
American Tower Corp., 3.45%, 09/15/21	4,000	3,976
Ameriprise Financial Inc., 5.30%, 03/15/20	170	192
AvalonBay Communities Inc., 3.63%, 10/01/20	905	942
AXA SA, 8.60%, 12/15/30	425	570
Bank of America Corp.
6.50%, 08/01/16	2,000	2,110
5.42%, 03/15/17	700	742
2.00%, 01/11/18	1,200	1,203
2.60%, 01/15/19	776	784
5.63%, 07/01/20	140	158
4.13%, 01/22/24	1,800	1,844
4.20%, 08/26/24	4,600	4,582
5.88%, 02/07/42	300	345
5.00%, 01/21/44	500	517
Bank of Montreal, 2.50%, 01/11/17	2,650	2,709
Bank of New York Mellon Corp.
5.45%, 05/15/19	500	560
2.15%, 02/24/20	2,920	2,887
3.00%, 02/24/25	1,335	1,291
Barclays Bank Plc
6.05%, 12/04/17 (r)	550	598
2.50%, 02/20/19	1,400	1,406
6.75%, 05/22/19	320	371
3.75%, 05/15/24	1,200	1,203
BAT International Finance Plc
2.75%, 06/15/20 (r)	1,080	1,087
3.25%, 06/07/22 (e) (r)	1,945	1,927
3.50%, 06/15/22 (r)	455	460
BNP Paribas SA
2.40%, 12/12/18	2,500	2,528
3.25%, 03/03/23	1,305	1,294
BPCE SA
2.50%, 12/10/18	520	528
2.50%, 07/15/19	2,400	2,419
4.00%, 04/15/24	1,255	1,267
5.15%, 07/21/24 (r)	1,375	1,393
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15 (e)	1,300	1,310
Capital One Bank USA NA, 2.15%, 11/21/18	1,930	1,927
Capital One Financial Corp.
4.75%, 07/15/21	1,500	1,637
3.75%, 04/24/24	2,000	1,988
3.20%, 02/05/25 (e)	2,000	1,886
CDP Financial, 4.40%, 11/25/19 (r)	600	656
Citigroup Inc.
4.59%, 12/15/15	27	27
4.45%, 01/10/17	1,000	1,045
6.13%, 05/15/18	245	273
2.50%, 09/26/18	1,000	1,014
8.50%, 05/22/19	1,400	1,706
2.50%, 07/29/19	1,155	1,156
5.38%, 08/09/20	143	160
4.50%, 01/14/22	605	649
8.13%, 07/15/39	115	165
5.88%, 01/30/42	165	192
5.30%, 05/06/44	1,055	1,071
CNA Financial Corp., 3.95%, 05/15/24	225	223
Comerica Inc., 3.00%, 09/16/15	95	95
Compass Bank, 2.75%, 09/29/19	700	696
Credit Agricole SA
2.50%, 04/15/19 (r)	2,435	2,440
4.38%, 03/17/25 (r)	1,205	1,154
Credit Suisse
2.30%, 05/28/19	795	793
3.00%, 10/29/21	1,070	1,060
3.63%, 09/09/24	975	969
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 03/26/25 (r)	2,080	1,999
Daimler Finance North America LLC
2.63%, 09/15/16 (r)	1,400	1,423
2.38%, 08/01/18 (r)	1,400	1,419
2.25%, 07/31/19 (r)	1,580	1,573
8.50%, 01/18/31	300	440
Discover Bank, 3.10%, 06/04/20	4,700	4,691
Discover Financial Services, 6.45%, 06/12/17	90	98
Eaton Vance Corp., 6.50%, 10/02/17	30	33
ERP Operating LP, 4.75%, 07/15/20	765	842
Fifth Third Bank, 2.88%, 10/01/21	1,800	1,781
Ford Motor Credit Co. LLC, 2.38%, 03/12/19	7,100	7,072
General Electric Capital Corp.
5.55%, 05/04/20	1,650	1,874
4.63%, 01/07/21	450	495
4.65%, 10/17/21	500	547
3.15%, 09/07/22	3,590	3,600
6.15%, 08/07/37	215	267
5.88%, 01/14/38	1,181	1,418
6.88%, 01/10/39	160	214
Goldman Sachs Group Inc.
5.35%, 01/15/16	400	410
5.63%, 01/15/17	670	709
2.38%, 01/22/18	755	766
6.00%, 06/15/20	205	234
5.25%, 07/27/21	1,000	1,109
5.75%, 01/24/22	2,445	2,778
3.63%, 01/22/23 (e)	550	546
6.25%, 02/01/41	940	1,109
4.80%, 07/08/44	1,080	1,069
HCP Inc.
6.00%, 01/30/17	365	389
4.00%, 06/01/25	4,670	4,565
HSBC Bank Plc, 4.13%, 08/12/20 (r)	900	965
HSBC Bank USA NA, 5.88%, 11/01/34	250	292
HSBC Holdings Plc
4.00%, 03/30/22	870	910
6.10%, 01/14/42	905	1,098
5.25%, 03/14/44	260	269
HSBC USA Inc., 1.63%, 01/16/18	1,435	1,435
Huntington National Bank
2.20%, 04/01/19	915	909
2.40%, 04/01/20	2,150	2,124
ING Bank NV
3.75%, 03/07/17 (r)	1,600	1,662
1.80%, 03/16/18 (r)	3,530	3,530
JPMorgan Chase & Co.
6.30%, 04/23/19	475	544
4.50%, 01/24/22	825	883
3.25%, 09/23/22	1,000	992
3.38%, 05/01/23	1,060	1,028
6.40%, 05/15/38	425	525
5.40%, 01/06/42	540	600
Kimco Realty Corp., 5.78%, 03/15/16	345	356
Korea Development Bank, 2.50%, 03/11/20	3,500	3,510
Korea Finance Corp., 2.88%, 08/22/18	990	1,019
Liberty Mutual Group Inc., 4.25%, 06/15/23 (r)	585	601
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (r)	475	574
Liberty Property LP, 6.63%, 10/01/17	225	248

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Macquarie Bank Ltd., 2.40%, 01/21/20 (e) (r)	660	657
MassMutual Global Funding II, 2.10%, 08/02/18 (r)	1,875	1,897
MetLife Inc.
1.90%, 12/15/17 (k)	415	417
4.13%, 08/13/42	265	246
Metropolitan Life Global Funding I
2.50%, 09/29/15 (r)	1,200	1,206
1.50%, 01/10/18 (r)	1,480	1,477
Morgan Stanley
5.45%, 01/09/17	1,000	1,060
2.13%, 04/25/18	1,900	1,912
2.50%, 01/24/19	1,000	1,009
3.70%, 10/23/24	5,200	5,171
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	1,000	1,095
3.05%, 02/15/22 (e)	445	450
Nationwide Building Society, 2.35%, 01/21/20 (r)	2,265	2,255
Northern Trust Corp., 3.45%, 11/04/20	490	518
PNC Bank NA, 3.30%, 10/30/24	835	822
PNC Financial Services Group Inc., 3.90%, 04/29/24	830	837
Private Export Funding Corp.
2.25%, 12/15/17	1,985	2,040
3.25%, 06/15/25	7,600	7,638
Prudential Financial Inc.
5.50%, 03/15/16	425	438
6.00%, 12/01/17	450	496
2.30%, 08/15/18	1,885	1,900
QBE Insurance Group Ltd., 2.40%, 05/01/18 (r)	350	352
Realty Income Corp.
6.75%, 08/15/19	355	411
5.75%, 01/15/21	335	377
Santander Bank NA, 2.00%, 01/12/18	1,260	1,259
Santander Holdings USA Inc., 2.65%, 04/17/20	1,930	1,896
Scentre Group Trust, 2.38%, 11/05/19 (r)	3,175	3,161
Sovereign Bank, 8.75%, 05/30/18	450	524
Svenska Handelsbanken AB, 2.88%, 04/04/17	2,000	2,059
Synchrony Financial
3.00%, 08/15/19	3,400	3,422
2.70%, 02/03/20	755	745
Teachers Insurance & Annuity Association of America, 4.90%, 09/15/44 (r)	685	696
Toyota Motor Credit Corp., 2.80%, 01/11/16	1,020	1,032
U.S. Bancorp, 3.70%, 01/30/24	900	930
UBS AG, 4.88%, 08/04/20	1,700	1,878
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19 (r)	775	777
Wachovia Corp., 5.75%, 06/15/17	1,500	1,629
WEA Finance LLC
1.75%, 09/15/17 (r)	655	657
2.70%, 09/17/19 (r)	990	991
Wells Fargo & Co.
3.50%, 03/08/22	2,145	2,203
4.48%, 01/16/24	517	544
4.10%, 06/03/26	2,125	2,130
		202,893
HEALTH CARE - 1.4%
AbbVie Inc.
2.50%, 05/14/20	685	678
3.20%, 11/06/22	425	420
Actavis Funding SCS
3.00%, 03/12/20	1,505	1,509
3.45%, 03/15/22	4,235	4,191
3.80%, 03/15/25	950	932
4.85%, 06/15/44	1,500	1,442
Aetna Inc., 1.75%, 05/15/17	55	56
Baxalta Inc., 3.60%, 06/23/22 (r)	1,150	1,149
Bayer US Finance LLC
2.38%, 10/08/19 (r)	1,050	1,053
3.00%, 10/08/21 (r)	1,675	1,685
3.38%, 10/08/24 (r)	540	536
Cardinal Health Inc.
2.40%, 11/15/19	1,345	1,333
3.50%, 11/15/24	1,205	1,183
4.50%, 11/15/44	1,405	1,329
Celgene Corp.
2.25%, 05/15/19	265	265
3.63%, 05/15/24	620	619
Cigna Corp., 3.25%, 04/15/25	5,040	4,827
Dignity Health
2.64%, 11/01/19	255	257
3.81%, 11/01/24	515	527
Eli Lilly & Co., 2.75%, 06/01/25	650	628
EMD Finance LLC
2.95%, 03/19/22 (r)	3,020	2,953
3.25%, 03/19/25 (r)	4,450	4,312
Express Scripts Holding Co.
2.65%, 02/15/17	1,897	1,931
2.25%, 06/15/19	970	961
3.90%, 02/15/22	1,000	1,022
3.50%, 06/15/24	1,390	1,358
Forest Laboratories Inc., 4.88%, 02/15/21 (r)	385	417
Gilead Sciences Inc.
3.70%, 04/01/24	1,125	1,148
4.50%, 02/01/45	545	541
Humana Inc., 3.85%, 10/01/24	3,550	3,531
Kaiser Foundation Hospitals
3.50%, 04/01/22	780	789
4.88%, 04/01/42	455	474
McKesson Corp.
2.85%, 03/15/23	90	86
3.80%, 03/15/24	1,125	1,136
Medtronic Inc.
1.38%, 04/01/18	675	672
2.50%, 03/15/20 (r)	755	756
3.15%, 03/15/22 (r)	1,070	1,074
3.63%, 03/15/24	360	369
3.50%, 03/15/25 (r)	1,715	1,709
4.38%, 03/15/35 (r)	285	282
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	585	619
4.20%, 07/01/55	540	486
Merck & Co. Inc.
2.80%, 05/18/23	940	924
4.15%, 05/18/43	630	610
New York and Presbyterian Hospital, 4.02%, 08/01/45	1,365	1,240
Pfizer Inc., 6.20%, 03/15/19	700	800
Roche Holdings Inc., 6.00%, 03/01/19 (l) (r)	333	379
Sanofi SA, 4.00%, 03/29/21	1,025	1,096
UnitedHealth Group Inc.
3.88%, 10/15/20	600	636
2.88%, 03/15/22	70	68
4.63%, 11/15/41	1,040	1,035
WellPoint Inc.
2.30%, 07/15/18	625	628
3.70%, 08/15/21	1,000	1,022
3.30%, 01/15/23	3,675	3,530
		63,213
INDUSTRIALS - 0.4%
Cargill Inc., 4.31%, 05/14/21 (r)	517	563

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
Catholic Health Initiatives
2.60%, 08/01/18	815	828
4.35%, 11/01/42	1,940	1,768
Deere & Co., 4.38%, 10/16/19	185	203
ERAC USA Finance LLC
2.75%, 03/15/17 (r)	340	348
2.35%, 10/15/19 (r)	2,880	2,859
4.50%, 08/16/21 (r)	620	669
3.30%, 10/15/22 (r)	120	117
5.63%, 03/15/42 (r)	1,200	1,282
4.50%, 02/15/45 (r)	270	247
FedEx Corp.
2.63%, 08/01/22	190	184
2.70%, 04/15/23	520	498
4.90%, 01/15/34	1,005	1,039
5.10%, 01/15/44	1,685	1,732
Hutchison Whampoa International 11 Ltd., 3.50%, 01/13/17 (r)	920	948
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24 (r)	1,350	1,326
Parker Hannifin Corp., 4.45%, 11/21/44	610	613
Siemens Financieringsmaatschappij NV, 5.75%, 10/17/16 (r)	675	716
Southwest Airlines Co., 5.75%, 12/15/16	500	532
		16,472
INFORMATION TECHNOLOGY - 0.2%
Alibaba Group Holding Ltd., 2.50%, 11/28/19 (r)	2,750	2,718
Apple Inc., 2.85%, 05/06/21	1,800	1,825
EMC Corp.
1.88%, 06/01/18	1,825	1,829
2.65%, 06/01/20	475	479
3.38%, 06/01/23	750	747
Oracle Corp., 6.13%, 07/08/39	500	602
		8,200
MATERIALS - 0.1%
CF Industries Inc., 5.38%, 03/15/44	1,495	1,479
LyondellBasell Industries NV, 4.63%, 02/26/55	3,495	3,066
Monsanto Co., 4.70%, 07/15/64	375	323
		4,868
TELECOMMUNICATION SERVICES - 0.4%
America Movil SAB de CV, 3.13%, 07/16/22	1,150	1,135
AT&T Inc.
6.80%, 05/15/36	150	174
6.55%, 02/15/39	155	178
BellSouth Corp., 6.55%, 06/15/34	300	324
Deutsche Telekom International Finance BV
2.25%, 03/06/17 (r)	495	501
8.75%, 06/15/30 (e) (k)	275	386
4.88%, 03/06/42 (r)	705	703
France Telecom SA, 4.13%, 09/14/21	2,550	2,694
SBC Communications, 6.45%, 06/15/34	480	540
Verizon Communications Inc.
4.50%, 09/15/20	6,235	6,720
3.45%, 03/15/21	975	993
3.50%, 11/01/21	735	743
6.40%, 09/15/33	347	397
4.75%, 11/01/41	265	247
4.86%, 08/21/46	692	645
4.52%, 09/15/48 (r)	3,480	3,065
		19,445
UTILITIES - 0.5%
Abu Dhabi National Energy Co., 5.88%, 10/27/16 (r)	195	206
Atmos Energy Corp., 6.35%, 06/15/17	385	422
Berkshire Hathaway Energy Co., 4.50%, 02/01/45	1,465	1,426
Colorado Public Service Co., 5.13%, 06/01/19 (e)	500	560
Consolidated Edison Co. of New York Inc.
5.30%, 12/01/16	250	263
4.63%, 12/01/54	910	882
Dominion Resources Inc., 3.63%, 12/01/24	3,200	3,168
Duke Energy Carolinas LLC, 4.30%, 06/15/20	875	957
Electricite de France
5.63% (callable at 100 beginning 01/22/24) (m) (r)	2,000	2,034
4.88%, 01/22/44 (r)	450	468
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (m) (r)	770	771
Florida Power & Light Co., 5.25%, 02/01/41	1,465	1,644
Indianapolis Power & Light Co., 6.60%, 06/01/37 (r)	500	625
MidAmerican Energy Co., 6.13%, 04/01/36	350	411
NiSource Finance Corp., 4.80%, 02/15/44	465	473
Northeast Utilities, 3.15%, 01/15/25	400	386
Oncor Electric Delivery Co. LLC, 5.25%, 09/30/40	325	359
Pacific Gas & Electric Co.
3.85%, 11/15/23	770	798
5.13%, 11/15/43	480	517
PPL Electric Utilities Corp., 6.25%, 05/15/39	60	76
San Diego Gas & Electric Co.
6.00%, 06/01/39	100	125
5.35%, 05/15/40	800	945
South Carolina Electric & Gas Co., 4.35%, 02/01/42	730	697
Southern California Edison Co.
2.40%, 02/01/22	685	666
5.55%, 01/15/37	500	580
Southern Co., 2.45%, 09/01/18	675	689
State Grid Overseas Investment Ltd., 2.75%, 05/07/19 (r)	2,175	2,195
		22,343

Total Corporate Bonds and Notes (cost $454,599)		458,396

GOVERNMENT AND AGENCY OBLIGATIONS - 20.8%
GOVERNMENT SECURITIES - 11.4%
Municipals - 0.6%
Bay Area Toll Authority, 6.26%, 04/01/49	975	1,260
Chicago Transit Authority, 6.90%, 12/01/40	965	1,112
City of Chicago O’Hare International Airport
6.85%, 01/01/38	700	768
6.40%, 01/01/40	440	545
City of Sacramento, California (insured by Assured Guaranty Municipal Corp.), 5.85%, 08/01/19	1,260	1,397
Dallas Area Rapid Transit, RB, 6.00%, 12/01/44	390	495
Grand Parkway Transportation Corp., 5.18%, 10/01/42	1,555	1,810
Illinois State Toll Highway Authority, 6.18%, 01/01/34	565	704
Los Angeles Unified School District, 5.75%, 07/01/34	800	960
Maryland Transportation Authority, 5.89%, 07/01/43	270	338
Massachusetts School Building Authority, 5.72%, 08/15/39	500	608
Metropolitan Transportation Authority
7.34%, 11/15/39	75	108
6.09%, 11/15/40	405	514

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
6.81%, 11/15/40	250	329
Municipal Electric Authority of Georgia, 6.64%, 04/01/57	1,775	2,151
New Jersey State Turnpike Authority, 7.41%, 01/01/40	705	986
New York State Thruway Authority, RB, 5.88%, 04/01/30	840	1,017
North Texas Tollway Authority, 6.72%, 01/01/49	850	1,172
Oregon School Boards Association (insured by AMBAC Financial Group Corp.), 4.76%, 06/30/28	420	459
Port Authority of New York & New Jersey, GO
6.04%, 12/01/29	105	129
4.46%, 10/01/62	2,500	2,460
State of California
7.55%, 04/01/39	200	289
7.63%, 03/01/40	400	586
State of Illinois, 5.10%, 06/01/33	1,325	1,235
University of California
4.60%, 05/15/31	940	995
6.55%, 05/15/48	1,140	1,418
6.58%, 05/15/49	1,730	2,166
University of California Build America Bond, 5.77%, 05/15/43	615	749
University of Missouri, 5.96%, 11/01/39	360	442
Utility Debt Securitization Authority, 3.44%, 12/15/25	1,165	1,205
		28,407
Sovereign - 0.1%
Mexico Government International Bond
3.50%, 01/21/21	1,326	1,354
3.60%, 01/30/25	2,315	2,283
Province of Ontario, Canada, 4.00%, 10/07/19	550	600
		4,237
U.S. Treasury Securities - 10.7%
U.S. Treasury Bond
5.38%, 02/15/31	16,700	22,404
2.88%, 05/15/43	26,924	25,536
3.38%, 05/15/44	16,745	17,505
3.13%, 08/15/44	8,230	8,204
3.00%, 11/15/44	4,000	3,894
2.50%, 02/15/45	6,705	5,873
U.S. Treasury Note
0.50%, 07/31/16 - 03/31/17	142,433	142,497
1.00%, 09/30/16 - 09/15/17	17,800	17,904
0.88%, 11/30/16	14,815	14,896
0.63%, 05/31/17 - 08/31/17	75,320	75,186
0.75%, 10/31/17	18,300	18,276
1.38%, 07/31/18 - 03/31/20	36,520	36,326
1.25%, 11/30/18	18,500	18,535
1.75%, 09/30/19	31,905	32,261
2.63%, 11/15/20	9,400	9,813
2.13%, 06/30/21	10,070	10,186
2.75%, 11/15/23	1,050	1,090
2.38%, 08/15/24	11,095	11,138
2.25%, 11/15/24	18,930	18,782
2.00%, 02/15/25	9,320	9,042
		499,348
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 9.4%
Federal Home Loan Mortgage Corp. - 1.3%
Federal Home Loan Mortgage Corp.
6.00%, 04/01/17 - 12/01/39	925	1,054
6.50%, 11/01/17	4	4
4.50%, 05/01/18 - 03/01/19	114	119
4.00%, 09/01/26 - 07/01/41	568	601
2.50%, 07/15/30, TBA (g)	5,900	5,958
3.00%, 07/15/30 - 07/15/45, TBA (g)	29,165	29,539
7.00%, 11/01/30 - 10/01/32	69	77
3.50%, 07/15/45, TBA (g)	20,750	21,303
5.50%, 07/15/45, TBA (g)	2,400	2,689
		61,344
Federal National Mortgage Association - 6.3%
Federal National Mortgage Association
6.00%, 01/01/18	10	10
4.50%, 09/01/23 - 01/01/45	36,423	39,404
3.50%, 03/01/26 - 03/01/26	225	237
4.00%, 09/01/26 - 09/01/26	4,369	4,656
3.00%, 05/01/27 - 08/01/27	1,068	1,108
7.50%, 09/01/29	10	12
2.00%, 07/15/30, TBA (g)	2,200	2,163
2.50%, 07/15/30 - 07/15/45, TBA (g)	14,750	14,853
3.00%, 07/15/30 - 07/15/45, TBA (g)	143,550	142,775
3.50%, 07/15/30 - 07/15/45, TBA (g)	51,575	53,281
7.00%, 10/01/33	56	64
5.50%, 03/01/38	630	706
6.50%, 10/01/38 - 10/01/39	349	400
5.00%, 07/01/40	388	428
5.00%, 07/15/45, TBA (g)	20,600	22,752
5.50%, 07/15/45, TBA (g)	8,800	9,882
		292,731
Government National Mortgage Association - 1.8%
Government National Mortgage Association
6.00%, 02/15/24 - 04/15/40	8,297	9,596
6.50%, 04/15/26	18	21
5.50%, 11/15/32 - 02/15/36	118	135
7.00%, 01/15/33 - 05/15/33	24	28
5.00%, 06/20/33 - 06/15/39	6,043	6,711
4.50%, 06/15/40 - 05/15/42	2,783	3,024
4.00%, 01/15/41 - 12/20/44	3,069	3,259
3.00%, 07/15/45, TBA (g)	13,800	13,905
3.50%, 07/15/45, TBA (g)	32,025	33,175
4.50%, 07/15/45, TBA (g)	11,125	11,994
5.50%, 07/15/45, TBA (g)	3,000	3,377
REMIC, 7.50%, 09/16/35	10	12
		85,237

Total Government and Agency Obligations (cost $963,931)		971,304

SHORT TERM INVESTMENTS - 12.0%
Federal Home Loan Bank - 0.8% (w)
Federal Home Loan Bank, 0.07%, 08/21/15	35,000	34,997

Investment Companies - 10.1%
JNL Money Market Fund, 0.01% (a) (h)	472,404	472,404

Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (h)	52,081	52,081

Total Short Term Investments (cost $559,482)		559,482

Total Investments - 109.4% (cost $4,618,322)		5,101,665
Total Forward Sales Commitments - (0.8%) (proceeds $39,297)		(39,300)
Other Assets and Liabilities, Net - (8.6%)		(398,084)
Total Net Assets - 100.0%		$4,664,281

See accompanying Notes to Financial Statements.

	Shares/Par (t)	Value
FORWARD SALES COMMITMENTS - 0.8%
GOVERNMENT AND AGENCY OBLIGATIONS - 0.8%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.8%
Federal National Mortgage Association - 0.7%
Federal National Mortgage Association, 4.50%, 07/15/45, TBA (g)	$32,800	$35,445
Government National Mortgage Association - 0.1%
Government National Mortgage Association, 6.00%, 07/15/45, TBA (g)	3,400	3,855

Total Forward Sales Commitments - 0.8% (proceeds $39,297)		$39,300

Portfolio Composition:	Percentage of Total Investments
Financials	17.8%
Health Care	11.3
Government Securities	10.5
Information Technology	9.6
U.S. Government Agency MBS	7.9
Industrials	7.5
Energy	6.7
Consumer Discretionary	5.1
Consumer Staples	4.8
Utilities	2.6
Non-U.S. Government Agency ABS	2.1
Telecommunication Services	1.9
Materials	1.2
Short Term Investments	11.0
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

(a)	Investment in affiliate.
(b)	Consolidated Schedule of Investments.
(c)	Non-income producing security.
(d)

Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented less than 0.50% of each Fund’s net assets except for the following Funds: JNL/Franklin Templeton Mutual Shares Fund - 1.15%, JNL/PPM America High Yield Bond Fund - 0.53%, JNL/Westchester Capital Event Driven Fund - 1.04%.

(e)	All or portion of the security was on loan.
(f)

Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s (“Trust”) Board of Trustees (“Board”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 in these Notes to Schedules of Investments.

(g)

All or a portion of the security was purchased or sold on a delayed delivery basis. As of June 30, 2015, the total payable for investments purchased on a delayed delivery basis was as follows: JNL/BlackRock Global Allocation Fund $12,856; JNL/Capital Guardian Global Balanced Fund $11,054; JNL/Goldman Sachs Core Plus Bond Fund $153,601; JNL/Mellon Capital Bond Index Fund $91,443; JNL/Neuberger Berman Strategic Income Fund $247,993; JNL/PIMCO Real Return Fund $1,549,721; JNL/PIMCO Total Return Bond Fund $914,316; JNL/T. Rowe Price Short-Term Bond Fund $4,361; JNL/WMC Balanced Fund $366,878. As of June 30, 2015, the total proceeds for investments sold on a delayed delivery basis were as follows: JNL/Goldman Sachs Core Plus Bond Fund $26,328; JNL/Mellon Capital Bond Index Fund $3,569; JNL/WMC Balanced Fund $39,297.

(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.
(i)	The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2015.
(j)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)

Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2015.

(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	Perpetual security.
(n)	Treasury inflation indexed note, par amount is adjusted for inflation.
(o)	All or a portion of the security is pledged or segregated as collateral.
(p)	Security is restricted to resale to institutional investors. See Restricted Securities in these Notes to the Schedules of Investments.
(q)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.
(r)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 (“1933 Act”), as amended, to be liquid based on procedures approved by the Board. As of June 30, 2015, the value and the percentage of net assets of these liquid securities was as follows: JNL/BlackRock Global Allocation Fund - $61,787, 1.7%; JNL/Franklin Templeton Global Multisector Bond Fund - $213,035, 10.1%; JNL/Franklin Templeton Income Fund - $519,541, 19.9%; JNL/Franklin Templeton Mutual Shares Fund - $15,752, 1.3%; JNL/Goldman Sachs Core Plus Bond Fund - $206,747, 18.4%; JNL/Goldman Sachs Emerging Markets Debt Fund - $90,654, 16.8%; JNL/Ivy Asset Strategy Fund - $219,977, 7.8%; JNL/JPMorgan U.S. Government & Quality Bond Fund - $41,944, 3.2%; JNL/Mellon Capital Bond Index Fund - $5,783, 0.6%; JNL Multi-Manager Alternative Fund - $29,042, 5.2%; JNL/Neuberger Berman Strategic Income Fund - $48,909, 5.9%; JNL/Oppenheimer Emerging Markets Innovator Fund — $564, 0.6%; JNL/PIMCO Real Return Fund - $141,712, 8.3%; JNL/PIMCO Total Return Bond Fund - $461,014, 10.3%; JNL/PPM America Floating Rate Income Fund - $44,352, 2.8%; JNL/PPM America High Yield Bond Fund - $1,009,071, 35.7%; JNL/Scout Unconstrained Bond Fund - $29,884, 4.0%; JNL/T. Rowe Price Short-Term Bond Fund - $416,136, 23.7%; JNL/Westchester Capital Event Driven Fund - $1,355, 1.0%; JNL/WMC Balanced Fund - $174,296, 3.7%; JNL/WMC Money Market Fund - $193,112, 15.3%

(s)	Treasury inflation indexed note, par amount is not adjusted for inflation.
(t)	Par amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts. Gold bullion is quoted in unrounded ounces.
(u)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(v)	Convertible security.
(w)	The securities in this category are a direct debt of the agency and not collateralized by mortgages.
(x)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.
(y)	Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.
(z)	This variable rate senior loan will settle after June 30, 2015, at which time the interest rate will be determined.
†	The Fund had an unfunded commitment at June 30, 2015. See Unfunded Commitments in the Notes to Financial Statements.
*

A Summary Schedule of Investments is presented for this portfolio. For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2015.  In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. A complete Schedule of Investments is available without charge, upon request, by calling the Annuity Service Center at 1-800-873-5654 or by visiting the Securities and Exchange Commission’s website, www.sec.gov.

Currencies:

AUD - Australian Dollar	DKK - Danish Krone	INR - Indian Rupee	PEN - Peruvian Nuevo Sol
BRL - Brazilian Real	DOP - Dominican Peso	JPY - Japanese Yen	PHP - Philippine Peso
CAD - Canadian Dollar	EUR - European Currency Unit (Euro)	KRW - Korean Won	PLN - Polish Zloty
CHF - Swiss Franc	GBP - British Pound	LKR - Sri Lankan Rupee	RON - Romanian New Leu
CLP - Chilean Peso	GHS - Ghanaian Cedi	MXN - Mexican Peso	RSD - Serbian Dinar
CNH - Chinese Offshore Yuan	HKD - Hong Kong Dollar	MYR - Malaysian Ringgit	RUB - Russian Ruble
CNY - Chinese Yuan	HUF - Hungarian Forint	NGN - Nigerian Naira	SAR - Saudi Riyal
COP - Colombian Peso	IDR - Indonesian Rupiah	NOK - Norwegian Krone	SEK - Swedish Krona
CZK - Czech Republic Korunas	ILS - Israeli New Shekel	NZD - New Zealand Dollar	SGD - Singapore Dollar

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

Currencies: (continued)

THB - Thai Baht	TWD - Taiwan Dollar	UYU - Uruguayan Peso
TRY - New Turkish Lira	USD - United States Dollar	ZAR - South African Rand

Abbreviations:

“-” Amount rounds to less than one thousand

ABS - Asset Backed Security

ADR - American Depositary Receipt

ASX - Australian Stock Exchange

CAC - Cotation Assistee en Continu

CBT - Chicago Board of Trade

CDI - Chess Depository Interest

CDO - Collateralized Debt Obligation

CDX.NA.HY - Credit Derivatives Index - North American - High Yield

CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade

CLO - Collateralized Loan Obligation

CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted

CVA - Commanditaire Vennootschap op Aandelen

EAFE - Europe, Australia and Far East

ETF - Exchange Traded Fund

Euribor- Europe Interbank Offered Rate

Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years

Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years

Euro-Buxl - debt instrument issued by the Federal Republic of Germany with a term of 24 to 35 years

Euro-BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years

Euro-OAT - debt instrument issued by the Republic of France with a term of 8.5 to 10.5 years

Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years

FDR - Fiduciary Depository Receipt

FTSE - Financial Times and the London Stock Exchange

GDR - Global Depository Receipt

IBEX - Iberia Index

iTraxx - Group of international credit derivative indices monitored by the International Index Company

JIBAR - Johannesburg Interbank Agreed Rate

JSE - Johannesburg Stock Exchange

KCBT - Kansas City Board of Trade

KOSPI - Korea Composite Stock Price Index

LIBOR - London Interbank Offered Rate

LME - London Metal Exchange

MIBOR - Mumbai Interbank Offered Rate

MIB - Milano Indice Borsa

MICEX - Moscow Interbank Currency Exchange Index

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

NVDR - Non-Voting Depository Receipt

OAT - Obligations Assimilables du Tresor

RB - Revenue Bond

RBOB - Reformulated Blendstock for Oxygenate Blending

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

S&P - Standard & Poor’s

SDR - Swedish Depository Receipt

SGX - Singapore Exchange

SPDR - Standard & Poor’s Depository Receipt

SPI - Schedule Performance Index

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

TES - Peso Denominated Treasury Bonds

UFJ - United Financial of Japan

ULSD - Ultra-low sulfur diesel

WTI - West Texas Intermediate

Counterparty Abbreviations:

ANZ — Australia & New Zealand Banking Group Ltd.	GSC - Goldman Sachs & Co.
BBH - Brown Brothers Harriman & Co.	GSI - Goldman Sachs International
BBP - Barclays Bank Plc	HSB - HSBC Securities, Inc.
BCL - Barclays Capital Inc.	JPM - J.P. Morgan Securities, Inc.
BMO - BMO Capital Markets Corp.	MLP - Merrill Lynch Professional Clearing Corp.
BNP - BNP Paribas Securities	MSC - Morgan Stanley & Co., Incorporated
BNY - BNY Capital Markets	MSS - Morgan Stanley Capital Services Inc.
BOA - Bancamerica Securities/Bank of America NA	RBC - Royal Bank of Canada
BOM - Bank Of Montreal	RBS - Royal Bank of Scotland
CCI - Citicorp Securities, Inc.	SCB - Standard Chartered Bank
CGM - Citigroup Global Markets	SGA - SG Americas Securities, LLC
CIT - Citibank, Inc.	SGB - Societe Generale Bannon LLC
CSI - Credit Suisse Securities, LLC	SSB - State Street Brokerage Services, Inc.
DUB - Deutsche Bank Alex Brown Inc.	UBS - UBS Securities LLC
FTB- First Tennessee Brokerage	WBC - Westpac Banking Corporation

(b)           Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits

(a)	(1) Not applicable to the semi-annual filing.

(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 4, 2015

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	September 4, 2015

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.